UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company
200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1. Reports to Stockholders

iShares®

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS  |  SEPTEMBER 30, 2004

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES S&P 500 INDEX FUND

iSHARES S&P 500/BARRA GROWTH INDEX FUND

iSHARES S&P 500/BARRA VALUE INDEX FUND

iSHARES S&P MIDCAP 400 INDEX FUND

iSHARES S&P MIDCAP 400/BARRA GROWTH INDEX FUND

iSHARES S&P MIDCAP 400/BARRA VALUE INDEX FUND

iSHARES S&P SMALLCAP 600 INDEX FUND

iSHARES S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

iSHARES S&P SMALLCAP 600/BARRA VALUE INDEX FUND

iSHARES S&P 1500 INDEX FUND

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

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3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email will be kept confidential and only to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

U.S. equity markets generally moved sideways during the six-month reporting period ended September 30, 2004. Underpinning the lack of direction was a continued series of mixed news surrounding the economy. During the second quarter of 2004, improving employment numbers eased the worry about a “jobless” recovery, and equity markets trended upwards. Strong gross domestic product (GDP) figures also contributed to overall investor confidence. During the third quarter, indicators were less impressive, and markets retraced most of their gains. Other events, including higher oil prices and uncertainty about the upcoming presidential election, added to the general market malaise.

Small-capitalization stocks, as represented by the S&P SmallCap 600 Index, tended to outperform large-capitalization and mid-capitalization stocks, as represented by the S&P 500 Index and S&P MidCap 400 Index, respectively, during the reporting period. However, value-oriented stocks tended to perform better than their growth counterparts during the reporting period. In general, the more growth-oriented sectors, such as technology and biotechnology, suffered the worst declines during the six-month reporting period.

As market conditions change, we encourage you to talk with your financial adviser about the blend of investments or asset allocations that can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss President and chairman of the Board of Trustees
iShares Trust

SHAREHOLDER LETTER	1

Management’s Discussion of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of 9/30/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	13.76%	13.66%	13.87%	(4.48)%	(4.49)%	(4.41)%	(18.20)%	(18.22)%	(17.91)%
S&P 500/BARRA Growth	7.32%	7.14%	7.52%	(8.37)%	(8.38)%	(8.21)%	(31.70)%	(31.74)%	(31.18)%
S&P 500/BARRA Value	20.24%	20.12%	20.47%	0.63%	0.62%	0.80%	2.77%	2.73%	3.53%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in substantially all of the securities in the Index in the same proportions as in the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 0.22%, compared to a decline of 0.18% by the Index.

The iShares S&P 500/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Barra Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios in the Index. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund declined 2.29%, while the Growth Index declined 2.21%.

The iShares S&P 500/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 500/Barra Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those stocks with the lowest price-to-book ratios in the Index. The Value Fund invests in substantially all of the securities in the Value Index in the same proportions as in the Value Index. For the reporting period, the Value Fund returned 1.77%, while the Value Index returned 1.84%.

Although U.S. equity markets staged a small rally during the reporting period, sobering news from multiple fronts eventually weighed on overall equity market returns. On the economic front, data continued to provide an inconsistent message about recovery: although annual gross domestic product (GDP) grew 4.5% in the first quarter of 2004, it grew only 3.0% during the second quarter of 2004, lagging most economists’ expectations. Oil prices soared during the reporting period, reaching $50 per barrel in late September - an increase of 50% in a year. Also in September, more companies announced earnings warnings than in any previous month in 2004. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%, and indicated that it intended to continue raising rates.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

During the reporting period, large-capitalization stocks generally underperformed small-capitalization stocks, and value stocks within the Index outperformed growth stocks.

Within the Index, the top-performing sector by far was energy, which benefited largely from higher oil prices during the reporting period. Industrials and utilities also contributed positively to Index performance. Information technology and consumer staples logged the biggest declines during the reporting period.

Within the Growth Index, the utilities sector was the top performer during the reporting period, followed by industrials and materials. Telecommunications services and information technology were the worst performing sectors within the Growth Index.

Within the Value Index, energy was by far the top performing sector during the reporting period, followed by industrials and telecommunications services. Information technology was the worst performing sector within the Value Index during the reporting period.

Not surprisingly, the best performing of the Fund’s ten largest holdings as of September 30, 2004 was an oil company. Exxon Mobil Corp., the Fund’s second largest holding, benefited largely from escalating oil prices during the reporting period. Healthcare company Johnson & Johnson also was a strong performer, as was technology giant Microsoft Corp. and General Electric Co., the Fund’s largest holding as of September 30, 2004. Financial company Citigroup Inc. declined during the reporting period. Pfizer Inc. and Wal-Mart Stores Inc. also posted losses during the reporting period.

Among the Growth Fund’s ten largest holdings as of September 30, 2004, the best performer during the reporting period was healthcare company Johnson & Johnson. The largest Growth Fund holding, General Electric Co., also posted gains. Intel Corp. and Cisco Systems Inc. both declined during the reporting period.

Among the Value Fund’s ten largest holdings as of September 30, 2004, top holding Exxon Mobil Corp. was a strong performer during the reporting period. Verizon Communications Inc. and Bank of America Corp. both posted gains. Negative performers during the reporting period included financial companies Citigroup Inc. and JPMorgan Chase & Co.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of 9/30/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	17.35%	17.09%	17.55%	6.84%	6.83%	7.02%	33.43%	33.41%	34.42%
S&P MidCap 400/BARRA Growth	11.50%	11.26%	11.73%	(2.50)%	(2.53)%	(2.22)%	(10.04)%	(10.16)%	(8.98)%
S&P MidCap 400/BARRA Value	23.14%	22.83%	23.43%	13.29%	13.28%	13.55%	68.67%	68.61%	70.29%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P Midcap 400 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 1.23%, compared to a decline of 1.15% by the Index.

The iShares S&P Midcap 400/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios within the Index. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund declined 2.80%, while the Growth Index declined 2.69%

The iShares S&P Midcap 400/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s MidCap 400/BARRA Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios within the Index. The Value Fund invests in substantially all of the securities in the Value Index in approximately the same proportions as in the Value Index. For the reporting period, the Value Fund returned 0.29%, while the Value Index returned 0.40%.

Although U.S. equity markets staged a small rally during the reporting period, sobering news from multiple fronts eventually weighed on overall equity market returns. On the economic front, data continued to provide an inconsistent message about recovery: although annual gross domestic product (GDP) grew 4.5% in the first quarter of 2004, it grew only 3.0% during the second quarter of 2004, lagging most economists’ expectations. Oil prices soared during the reporting period, reaching $50 per barrel in late September—an increase of 50% in a year. Also in September, more companies announced earnings warnings than in any previous month in 2004. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%, and indicated that it intended to continue raising rates.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Mid-capitalization stocks, as represented by the Index, slightly underperformed the broader market, as represented by the S&P 500 Index. Value stocks generally outperformed their growth counterparts during the reporting period.

Sector performance within the Index was mixed during the reporting period. Energy-related companies tended to be strong performers, due largely to escalating oil prices during the reporting period. Materials and telecommunications services also performed well. Information technology was the hardest hit of all of the Index’s major sectors during the reporting period.

Within the Growth Index, energy posted the strongest gains during the reporting period, followed by utilities and materials. The other major sectors in the Growth Index all posted losses during the reporting period, with telecommunications services posting the largest decline.

Within the Value Index, however, the telecommunications services sector was the top-performing sector during the reporting period, followed closely by energy. Information technology was the worst performer during the reporting period.

Among the Fund’s ten largest holdings as of September 30, 2004, a strong performer during the reporting period was Harman International Industries Inc., a maker of audio and video equipment. Oil-related companies were also strong performers. Oil exploration and services companies Weatherford International Ltd. and XTO Energy Inc. both posted strong gains during the reporting period. Homebuilders Lennar Corp. and D.R. Horton Inc., which had performed well in the last reporting period thanks largely to low interest rates, both declined during the reporting period as interest rates began to climb.

Among the Growth Fund’s ten largest holdings as of September 30, 2004, Murphy Oil Corp. had the biggest gains during the reporting period, followed by Harman International Industries Inc. and Expeditors International of Washington Inc. The sole top ten Growth Fund holding to post a loss during the reporting period was Legg Mason Inc.

Among the Value Fund’s ten largest holdings as of September 30, 2004, Weatherford International Ltd. was a strong performer during the reporting period, as was Caesers Entertainment Inc. L-3 Communications Holdings Inc. also performed well. New York Community Bancorp Inc. logged the biggest decline during the reporting period, followed by Tyson Foods Inc. Class A and Lennar Corp. Class A, the Value Fund’s second largest holding.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of 9/30/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	24.40%	24.17%	24.58%	10.29%	10.24%	10.45%	53.28%	52.99%	54.27%
S&P SmallCap 600/BARRA Growth	20.67%	20.68%	20.92%	3.48%	3.47%	3.72%	15.43%	15.34%	16.55%
S&P SmallCap 600/BARRA Value	27.95%	27.88%	28.23%	13.02%	12.99%	13.29%	66.99%	66.79%	68.65%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Sandard & Poor’s SmallCap 600 index (the “Index”). The Index measures the performance of publicly traded equity securities in the small-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund returned 2.11%, compared to a return of 2.18% by the Index.

The iShares S&P SmallCap 600/BARRA Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Index and consists of those companies with the highest price-to-book ratios within the Index. For the reporting period, the Growth Fund returned 1.15%, while the Growth Index returned 1.24%.

The iShares S&P SmallCap 600/BARRA Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s SmallCap 600/BARRA Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Index and consists of those companies with the lowest price-to-book ratios within the Index. For the reporting period, the Value Fund returned 3.03%, while the Value Index returned 3.15%.

Although U.S. equity markets staged a small rally during the reporting period, sobering news from multiple fronts eventually weighed on overall equity market returns. On the economic front, data continued to provide an inconsistent message about recovery: although annual gross domestic product (GDP) grew 4.5% in the first quarter of 2004, it grew only 3.0% during the second quarter of 2004, lagging most economists’ expectations. Oil prices soared during the reporting period, reaching $50 per barrel in late September - an increase of 50% in a year. Also in September, more companies announced earnings warnings than in any previous month in 2004. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%, and indicated that it intended to continue raising rates.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

During the reporting period, small-capitalization stocks, as represented by the Index, generally outperformed large-capitalization stocks, as represented by the S&P 500 Index, and value stocks generally outperformed growth stocks.

Thanks largely to escalating oil prices, energy was by far the strongest performing sector in the Index during the reporting period. Materials and industrials were also strong performers. Information technology, however, suffered one of the steepest declines of all the sectors within the Index during the reporting period.

Within the Growth Index and the Value Index, the energy sector was also the strongest performer during the reporting period, followed by industrials and materials. Consumer staples posted the biggest decline in the Growth Index, while information technology posted the biggest decline in the Value Index.

Among the Fund’s ten largest holdings as of September 30, 2004, retailer Fossil Inc. was the best performer during the reporting period. Massey Energy Co. was also a strong performer, benefiting largely from high oil prices during the reporting period. Transportation firm Yellow Roadway Corp. logged strong gains, as did Polaris Industries Inc., which produces high-performance motorized vehicles. Healthcare company Cooper Companies Inc. and top Fund holding NVR Corp., which engages in home building and mortgage banking, both delivered gains. Medicis Pharmaceutical Corp. was the only security among the Fund’s top ten holdings to post a loss for the reporting period.

Among the Growth Fund’s ten largest holdings as of September 30, 2004, retailer Fossil Inc. was a strong performer during the reporting period, as was Massey Energy Co. Healthcare company Cooper Companies Inc., Polaris Industries Inc., and NVR Corp. also posted gains. Medicis Pharmaceutical Corp. was the only negative performer among the Growth Fund’s ten largest holdings.

Among the Value Fund’s ten largest holdings as of September 30, 2004, Steel Dynamics Inc. was the strongest performer during the reporting period, followed by transportation company Yellow Roadway Corp. Energen Corp. also logged gains during the reporting period. Standard Pacific Corp. was the weakest performer in the Value Fund’s top ten holdings.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of 9/30/04

Cumulative Total Returns
Inception to 9/30/04
NAV	MARKET	INDEX
(0.82)%	(0.87)%	(0.70)%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (1/20/04).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Composite 1500 Index (the “Index”). The Index is comprised of the S&P 500, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 90% of the total U.S. equity market. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 0.25%, compared to a decline of 0.17% by the Index.

Although U.S. equity markets staged a small rally during the reporting period, sobering news from multiple fronts eventually weighed on overall equity market returns. On the economic front, data continued to provide an inconsistent message about recovery: although annual gross domestic product (GDP) grew 4.5% in the first quarter of 2004, it grew only 3.0% during the second quarter of 2004, lagging most economists’ expectations. Oil prices soared during the reporting period, reaching $50 per barrel in late September - an increase of 50% in a year. Also in September, more companies announced earnings warnings than in any previous month in 2004. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%, and indicated that it intended to continue raising rates.

Within the Index, sector performance was mixed during the reporting period. Energy-related companies generally were the strongest performers, due largely to escalating oil prices during the reporting period. Materials and industrials also contributed positively to Index performance. Information technology suffered the biggest declines during the reporting period.

Among the Fund’s ten largest holdings as of September 30, 2004, performance was also mixed during the reporting period. Diversified oil company Exxon Mobil Corp., the Fund’s second largest holding as of September 30, 2004, posted the strongest gains, boosted largely by rising oil prices during the reporting period. Healthcare company Johnson & Johnson also performed well. Technology giant and top Fund holding General Electric Co. logged gains during the reporting period. Negative performers during the reporting period included Citigroup Inc., Pfizer Inc. and Wal-Mart Stores Inc.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (April 1, 2004)	Ending Account Value (September 30, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (April 1 to September 30, 2004)
S&P 500
Actual	$1,000.00	$997.80	0.09%	$0.45
Hypothetical (5% return before expenses)	1,000.00	1,024.62	0.09	0.46
S&P 500/BARRA Growth
Actual	1,000.00	977.10	0.18	0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.17	0.18	0.91
S&P 500/BARRA Value
Actual	1,000.00	1,017.70	0.18	0.91
Hypothetical (5% return before expenses)	1,000.00	1,024.17	0.18	0.91

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2004)	Ending Account Value (September 30, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (April 1 to September 30, 2004)
S&P MidCap 400
Actual	$1,000.00	$987.70	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P MidCap 400/BARRA Growth
Actual	1,000.00	972.00	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P MidCap 400/BARRA Value
Actual	1,000.00	1,002.90	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P SmallCap 600
Actual	1,000.00	1,021.10	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P SmallCap 600/BARRA Growth
Actual	1,000.00	1,011.50	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P SmallCap 600/BARRA Value
Actual	1,000.00	1,030.30	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
S&P 1500
Actual	1,000.00	997.50	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$17,074,563	0.17%

		17,074,563	0.17

AEROSPACE & DEFENSE
United Technologies Corp.	481,772	44,987,869	0.46
Other securities[1]		127,127,104	1.30

		172,114,973	1.76

AGRICULTURE
Altria Group Inc.	1,930,544	90,812,790	0.93
Other securities[1]		24,852,372	0.25

		115,665,162	1.18

AIRLINES
Other securities[1]		10,525,106	0.11

		10,525,106	0.11

APPAREL
Other securities[1]		42,240,443	0.43

		42,240,443	0.43

AUTO MANUFACTURERS
Other securities[1]		60,511,297	0.62

		60,511,297	0.62

AUTO PARTS & EQUIPMENT
Other securities[1]		21,799,725	0.22

		21,799,725	0.22

BANKS
Bank of America Corp.	3,827,622	165,850,861	1.69
U.S. Bancorp	1,769,661	51,143,203	0.52
Wachovia Corp.	1,231,880	57,836,766	0.59
Wells Fargo & Co.	1,588,891	94,745,570	0.97
Other securities[1]		276,225,043	2.82

		645,801,443	6.59

BEVERAGES
Coca-Cola Co. (The)	2,282,930	91,431,346	0.93
PepsiCo Inc.	1,593,870	77,541,775	0.79
Other securities[1]		60,144,700	0.62

		229,117,821	2.34

BIOTECHNOLOGY
Amgen Inc.[2]	1,191,136	67,513,588	0.69
Other securities[1]		46,798,238	0.48

		114,311,826	1.17

BUILDING MATERIALS
Other securities[1]		26,833,562	0.27

		26,833,562	0.27

CHEMICALS
Other securities[1]		157,891,314	1.61

		157,891,314	1.61

COMMERCIAL SERVICES
Other securities[1]		88,222,500	0.90

		88,222,500	0.90

COMPUTERS
Dell Inc.[2]	2,349,056	83,626,394	0.85
Hewlett-Packard Co.	2,841,045	53,269,594	0.54
International Business Machines Corp.	1,576,312	135,152,991	1.38
Other securities[1]		111,172,255	1.14

		383,221,234	3.91

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	2,392,140	129,462,617	1.32
Other securities[1]		115,182,272	1.17

		244,644,889	2.49

DISTRIBUTION & WHOLESALE
Other securities[1]		11,291,368	0.11

		11,291,368	0.11

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,192,775	61,380,201	0.63
Citigroup Inc.	4,874,746	215,073,794	2.19
Federal National
Mortgage Association	910,620	57,733,308	0.59
JP Morgan Chase & Co.	3,351,764	133,165,584	1.36
Merrill Lynch & Co. Inc.	884,641	43,984,351	0.45
Morgan Stanley	1,034,355	50,993,701	0.52
Other securities[1]		246,039,176	2.50

		808,370,115	8.24

ELECTRIC
Other securities[1]		264,116,595	2.69

		264,116,595	2.69

SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$33,639,229	0.34%

		33,639,229	0.34

ELECTRONICS
Other securities[1]		55,485,601	0.57

		55,485,601	0.57

ENGINEERING & CONSTRUCTION
Other securities[1]		3,500,741	0.04

		3,500,741	0.04

ENTERTAINMENT
Other securities[1]		11,658,693	0.12

		11,658,693	0.12

ENVIRONMENTAL CONTROL
Other securities[1]		17,558,671	0.18

		17,558,671	0.18

FOOD
Other securities[1]		172,644,836	1.76

		172,644,836	1.76

FOREST PRODUCTS & PAPER
Other securities[1]		57,252,616	0.58

		57,252,616	0.58

GAS
Other securities[1]		16,811,286	0.17

		16,811,286	0.17

HAND & MACHINE TOOLS
Other securities[1]		10,632,985	0.11

		10,632,985	0.11

HEALTH CARE – PRODUCTS
Johnson & Johnson	2,792,973	157,328,169	1.61
Medtronic Inc.	1,137,833	59,053,533	0.60
Other securities[1]		150,850,339	1.54

		367,232,041	3.75

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	625,906	46,154,308	0.47
Other securities[1]		82,151,160	0.84

		128,305,468	1.31

HOME BUILDERS
Other securities[1]		16,922,585	0.17

		16,922,585	0.17

HOME FURNISHINGS
Other securities[1]		10,177,845	0.10

		10,177,845	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		27,510,974	0.28

		27,510,974	0.28

HOUSEWARES
Other securities[1]		5,210,721	0.05

		5,210,721	0.05

INSURANCE
American International Group Inc.	2,451,680	166,689,723	1.70
Other securities[1]		307,430,579	3.14

		474,120,302	4.84

INTERNET
eBay Inc.[2]	621,891	57,176,659	0.58
Other securities[1]		62,434,950	0.64

		119,611,609	1.22

IRON & STEEL
Other securities[1]		12,459,563	0.13

		12,459,563	0.13

LEISURE TIME
Other securities[1]		51,957,492	0.53

		51,957,492	0.53

LODGING
Other securities[1]		32,694,279	0.33

		32,694,279	0.33

MACHINERY
Other securities[1]		50,754,819	0.52

		50,754,819	0.52

MANUFACTURING
General Electric Co.	9,935,850	333,645,843	3.40
3M Co.	736,371	58,887,589	0.60
Tyco International Ltd.[3]	1,889,875	57,943,567	0.59
Other securities[1]		131,717,223	1.35

		582,194,222	5.94

MEDIA
Comcast Corp. Class A2	2,102,562	59,376,351	0.61

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Time Warner Inc.[2]	4,302,011	$69,434,458	0.71%
Viacom Inc. Class B	1,632,140	54,774,618	0.56
Other securities[1]		133,819,624	1.36

		317,405,051	3.24

METAL FABRICATE & HARDWARE
Other securities[1]		1,753,283	0.02

		1,753,283	0.02

MINING
Other securities[1]		61,356,383	0.63

		61,356,383	0.63

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		20,706,441	0.21

		20,706,441	0.21

OIL & GAS
ChevronTexaco Corp.	2,004,346	107,513,119	1.09
ConocoPhillips	647,960	53,683,486	0.55
Exxon Mobil Corp.	6,121,972	295,874,907	3.02
Other securities[1]		170,698,466	1.74

		627,769,978	6.40

OIL & GAS SERVICES
Other securities[1]		73,085,573	0.74

		73,085,573	0.74

PACKAGING & CONTAINERS
Other securities[1]		13,652,478	0.14

		13,652,478	0.14

PHARMACEUTICALS
Abbott Laboratories	1,468,776	62,217,351	0.63
Lilly (Eli) & Co.	1,063,688	63,874,464	0.65
Merck & Co. Inc.	2,087,624	68,891,592	0.70
Pfizer Inc.	7,105,450	217,426,770	2.22
Wyeth	1,255,989	46,973,989	0.48
Other securities[1]		174,609,990	1.79

		633,994,156	6.47

PIPELINES
Other securities[1]		20,568,612	0.21

		20,568,612	0.21

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		44,195,769	0.45

		44,195,769	0.45

RETAIL
Home Depot Inc.	2,065,676	80,974,499	0.83
Wal-Mart Stores Inc.	3,992,296	212,390,147	2.17
Other securities[1]		387,933,108	3.95

		681,297,754	6.95

SAVINGS & LOANS
Other securities[1]		55,111,407	0.56

		55,111,407	0.56

SEMICONDUCTORS
Intel Corp.	6,036,262	121,087,416	1.23
Other securities[1]		161,185,638	1.65

		282,273,054	2.88

SOFTWARE
Microsoft Corp.	10,231,671	282,905,703	2.89
Oracle Corp.[2]	4,864,625	54,872,970	0.56
Other securities[1]		154,014,561	1.57

		491,793,234	5.02

TELECOMMUNICATIONS
BellSouth Corp.	1,723,923	46,752,792	0.48
Cisco Systems Inc.[2]	6,362,255	115,156,816	1.17
QUALCOMM Inc.	1,531,421	59,786,676	0.61
SBC Communications Inc.	3,117,774	80,906,235	0.82
Verizon Communications Inc.	2,604,952	102,583,010	1.05
Other securities[1]		224,598,172	2.29

		629,783,701	6.42

TEXTILES
Other securities[1]		6,759,359	0.07

		6,759,359	0.07

TOYS, GAMES & HOBBIES
Other securities[1]		10,199,367	0.10

		10,199,367	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	1,057,913	80,316,755	0.82
Other securities[1]		72,534,123	0.74

		152,850,878	1.56

SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
TOTAL COMMON STOCKS (Cost: $10,109,212,785)		$9,796,646,992	99.92%

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		153,943,453	1.57

		153,943,453	1.57

FLOATING RATE NOTES
Other securities[1]		162,946,603	1.66

		162,946,603	1.66

MEDIUM-TERM NOTES
Other securities[1]		12,812,500	0.13

		12,812,500	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	16,268,379	16,268,379	0.16
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	103,820,304	103,820,304	1.06
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	44,738,042	44,738,042	0.46
Other securities[1]		4,418,882	0.05

		169,245,607	1.73

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreement[6]		77,681,508	0.79

		77,681,508	0.79

TIME DEPOSITS
Other securities[1]		83,332,606	0.85

		83,332,606	0.85

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		14,739,413	0.15

		14,739,413	0.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $674,701,690)		674,701,690	6.88

TOTAL INVESTMENTS IN SECURITIES (Cost: $10,783,914,475)		10,471,348,682	106.80

Other Assets, Less Liabilities		(666,468,824)	(6.80)

NET ASSETS		$9,804,879,858	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$2,121,649,673	21.64%
Financial	2,027,599,036	20.68
Technology	1,177,993,963	12.01
Industrial	1,120,971,442	11.43
Communications	1,083,874,924	11.05
Consumer Cyclical	973,246,034	9.93
Energy	721,424,163	7.36
Basic Materials	288,959,876	2.95
Utilities	280,927,881	2.87
Short-Term and Other Net Assets	8,232,866	0.08

TOTAL	$9,804,879,858	100.00%

See notes to Financial Statements.

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$4,878,728	0.27%

		4,878,728	0.27

AEROSPACE & DEFENSE
Boeing Co. (The)	299,209	15,445,169	0.86
United Technologies Corp.	182,260	17,019,439	0.94
Other securities[1]		2,345,725	0.13

		34,810,333	1.93

AGRICULTURE
Altria Group Inc.	730,953	34,384,029	1.91
Other securities[1]		2,373,689	0.13

		36,757,718	2.04

AIRLINES
Other securities[1]		146,925	0.01

		146,925	0.01

APPAREL
Other securities[1]		10,243,992	0.57

		10,243,992	0.57

AUTO MANUFACTURERS
Other securities[1]		929,713	0.05

		929,713	0.05

AUTO PARTS & EQUIPMENT
Other securities[1]		1,854,089	0.10

		1,854,089	0.10

BANKS
Other securities[1]		4,909,725	0.27

		4,909,725	0.27

BEVERAGES
Anheuser-Busch
Companies Inc.	285,331	14,252,283	0.79
Coca-Cola Co. (The)	864,378	34,618,339	1.92
PepsiCo Inc.	603,499	29,360,226	1.63
Other securities[1]		4,443,636	0.25

		82,674,484	4.59

BIOTECHNOLOGY
Amgen Inc.[2]	451,017	25,563,644	1.42
Other securities[1]		844,792	0.05

		26,408,436	1.47

BUILDING MATERIALS
Other securities[1]		2,967,627	0.17

		2,967,627	0.17

CHEMICALS
Dow Chemical Co. (The)[3]	334,649	15,119,442	0.84
Du Pont (E.I.) de Nemours and Co.	355,475	15,214,330	0.84
Other securities[1]		13,328,349	0.74

		43,662,121	2.42

COMMERCIAL SERVICES
Other securities[1]		19,475,332	1.08

		19,475,332	1.08

COMPUTERS
Dell Inc.[2]	889,422	31,663,423	1.76
International Business Machines Corp.	596,812	51,170,661	2.84
Other securities[1]		6,810,484	0.37

		89,644,568	4.97

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.[3]	189,151	8,545,842	0.47
Gillette Co. (The)	356,879	14,896,129	0.83
Kimberly-Clark Corp.	176,151	11,377,593	0.63
Procter & Gamble Co.	905,695	49,016,213	2.72
Other securities[1]		7,366,370	0.41

		91,202,147	5.06

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	451,648	23,241,806	1.29
Federal National Mortgage Association	344,810	21,860,954	1.21
Other securities[1]		10,347,658	0.58

		55,450,418	3.08

ELECTRIC
Other securities[1]		2,301,956	0.13

		2,301,956	0.13

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	149,649	9,261,777	0.51

		9,261,777	0.51

ELECTRONICS
Other securities[1]		8,367,006	0.46

		8,367,006	0.46

SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$4,418,111	0.25%

		4,418,111	0.25

FOOD
Other securities[1]		38,753,885	2.15

		38,753,885	2.15

HAND & MACHINE TOOLS
Other securities[1]		2,212,074	0.12

		2,212,074	0.12

HEALTH CARE - PRODUCTS
Boston
Scientific Corp.[2,3]	299,986	11,918,444	0.66
Johnson & Johnson	1,057,438	59,565,483	3.31
Medtronic Inc.	430,840	22,360,596	1.24
Other securities(1)		43,949,627	2.44

		137,794,150	7.65

HEALTH CARE - SERVICES
UnitedHealth
Group Inc.	236,782	17,460,305	0.97

		17,460,305	0.97

HOME FURNISHINGS
Other securities[1]		519,393	0.03

		519,393	0.03

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		10,447,156	0.58

		10,447,156	0.58

INSURANCE
Other securities[1]		8,485,689	0.47

		8,485,689	0.47

INTERNET
eBay Inc.[2]	235,480	21,650,031	1.20
Yahoo! Inc.[2,3]	484,673	16,435,261	0.91
Other securities[1]		7,198,564	0.40

		45,283,856	2.51

IRON & STEEL
Other securities[1]		607,579	0.03

		607,579	0.03

LEISURE TIME
Other securities[1]		6,250,116	0.35

		6,250,116	0.35

MACHINERY
Caterpillar Inc.[3]	122,081	9,821,416	0.55

		9,821,416	0.55

MANUFACTURING
General Electric Co.	3,761,622	126,315,267	7.01
3M Co.	278,829	22,297,955	1.24
Other securities[1]		5,632,698	0.31

		154,245,920	8.56

MEDIA
Other securities[1]		11,364,236	0.63

		11,364,236	0.63

MINING
Other securities[1]		2,554,173	0.14

		2,554,173	0.14

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,636,177	0.20

		3,636,177	0.20

OIL & GAS SERVICES
Schlumberger Ltd.[3]	210,350	14,158,658	0.79
Other securities[1]		8,319,308	0.46

		22,477,966	1.25

PACKAGING & CONTAINERS
Other securities[1]		4,130,945	0.23

		4,130,945	0.23

PHARMACEUTICALS
Abbott Laboratories	556,152	23,558,599	1.31
Bristol-Myers Squibb Co.	692,920	16,401,416	0.91
Lilly (Eli) & Co.	402,756	24,185,498	1.34
Merck & Co. Inc.	790,424	26,083,992	1.45
Pfizer Inc.	2,690,115	82,317,519	4.57
Wyeth	475,146	17,770,460	0.99
Other securities[1]		25,332,478	1.40

		215,649,962	11.97

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		3,976,504	0.22

		3,976,504	0.22

RETAIL
Home Depot Inc.	782,132	30,659,574	1.70
Lowe’s Companies Inc.[3]	277,728	15,094,517	0.84

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Walgreen Co.	364,951	$13,076,194	0.73%
Wal-Mart Stores Inc.	1,511,480	80,410,736	4.46
Other securities[1]		49,816,666	2.76

		189,057,687	10.49

SEMICONDUCTORS
Applied Materials Inc.[2,3]	604,895	9,974,719	0.55
Intel Corp.	2,285,412	45,845,365	2.54
Texas Instruments Inc.	616,637	13,122,035	0.73
Other securities[1]		29,527,352	1.64

		98,469,471	5.46

SOFTWARE
Automatic Data
Processing Inc.	208,060	8,597,039	0.48
First Data Corp.	305,440	13,286,640	0.74
Microsoft Corp.	3,873,645	107,106,284	5.94
Oracle Corp.[2]	1,842,025	20,778,042	1.15
Other securities[1]		18,970,089	1.05

		168,738,094	9.36

TELECOMMUNICATIONS
Cisco Systems Inc.[2]	2,408,850	43,600,185	2.42
Nextel Communications Inc. Class A2,3	396,637	9,455,826	0.52
QUALCOMM Inc.	579,872	22,638,203	1.26
Other securities[1]		9,267,352	0.51

		84,961,566	4.71

TEXTILES
Other securities[1]		2,563,641	0.14

		2,563,641	0.14

TRANSPORTATION
United Parcel Service Inc. Class B	400,560	30,410,515	1.69

		30,410,515	1.69

TOTAL COMMON STOCKS (Cost: $1,749,718,805)		1,800,237,682	99.89

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		27,806,132	1.54

		27,806,132	1.54

FLOATING RATE NOTES
Other securities[1]		29,432,333	1.63

		29,432,333	1.63

MEDIUM-TERM NOTES
Other securities[1]		2,314,266	0.13

		2,314,266	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	2,938,486	2,938,486	0.16
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	17,637,685	17,637,685	0.98
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	8,080,836	8,080,836	0.45
Other securities[1]		798,163	0.04

		29,455,170	1.63

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		14,031,270	0.78

		14,031,270	0.78

TIME DEPOSITS
Other securities[1]		15,051,998	0.84

		15,051,998	0.84

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		2,662,315	0.15

		2,662,315	0.15

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS (Cost: $120,753,484)	$120,753,484	6.70%

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,870,472,289)	1,920,991,166	106.59

Other Assets, Less Liabilities	(118,791,603)	(6.59)

NET ASSETS	$1,802,199,563	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$676,623,575	37.54%
Technology	360,488,310	20.00
Industrial	256,227,613	14.22
Consumer Cyclical	215,983,667	11.98
Communications	146,488,386	8.13
Financial	72,822,336	4.04
Basic Materials	46,823,873	2.60
Energy	22,477,966	1.25
Utilities	2,301,956	0.13
Short-Term and Other Net Assets	1,961,881	0.11

TOTAL	$1,802,199,563	100.00%

See notes to financial statements.

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$2,065,452	0.08%

		2,065,452	0.08

AEROSPACE & DEFENSE
Lockheed Martin Corp.	207,027	11,547,966	0.46
Other securities[1]		28,092,425	1.13

		39,640,391	1.59

AGRICULTURE
Other securities[1]		9,221,959	0.37

		9,221,959	0.37

AIRLINES
Other securities[1]		5,011,711	0.20

		5,011,711	0.20

APPAREL
Other securities[1]		7,504,409	0.30

		7,504,409	0.30

AUTO MANUFACTURERS
Ford Motor Co.	851,506	11,963,659	0.48
General Motors Corp.[2]	262,796	11,163,574	0.45
Other securities[1]		5,578,813	0.22

		28,706,046	1.15

AUTO PARTS & EQUIPMENT
Other securities[1]		8,324,775	0.33

		8,324,775	0.33

BANKS
Bank of America Corp.	1,892,561	82,004,668	3.29
Bank of New York Co. Inc. (The)	362,050	10,560,998	0.42
Fifth Third Bancorp	265,241	13,055,162	0.52
National City Corp.	308,417	11,911,065	0.48
SunTrust Banks Inc.[2]	166,677	11,735,728	0.47
U.S. Bancorp	874,809	25,281,980	1.01
Wachovia Corp.	609,540	28,617,903	1.15
Wells Fargo & Co.	785,617	46,846,342	1.88
Other securities[3]		82,852,044	3.32

		312,865,890	12.54

BEVERAGES
Other securities[1]		5,319,715	0.21

		5,319,715	0.21

BIOTECHNOLOGY
Other securities[1]		21,996,814	0.88

		21,996,814	0.88

BUILDING MATERIALS
Other securities[1]		9,395,248	0.38

		9,395,248	0.38

CHEMICALS
Other securities[1]		20,959,914	0.84

		20,959,914	0.84

COMMERCIAL SERVICES
Cendant Corp.	491,256	10,611,130	0.42
Other securities[1]		7,599,214	0.31

		18,210,344	0.73

COMPUTERS
EMC Corp.[3]	1,119,072	12,914,091	0.52
Hewlett-Packard Co.	1,405,783	26,358,431	1.06
Other securities[1]		33,153,472	1.32

		72,425,994	2.90

COSMETICS & PERSONAL CARE
Other securities[1]		1,843,465	0.07

		1,843,465	0.07

DISTRIBUTION & WHOLESALE
Other securities[1]		5,558,833	0.22

		5,558,833	0.22

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	2,410,316	106,343,142	4.26
Federal Home Loan
Mortgage Corp.	319,783	20,862,643	0.84
Goldman Sachs Group
Inc. (The)	226,201	21,090,981	0.85
JP Morgan Chase & Co.	1,657,269	65,843,297	2.64
MBNA Corp.	594,649	14,985,155	0.60
Merrill Lynch & Co. Inc.	437,300	21,742,556	0.87
Morgan Stanley	511,324	25,208,273	1.01
Other securities[1]		51,238,220	2.05

		327,314,267	13.12

ELECTRIC
Exelon Corp.	307,193	11,270,911	0.45
Other securities[1]		116,252,248	4.66

		127,523,159	5.11

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$4,515,343	0.18%

		4,515,343	0.18

ELECTRONICS
Other securities[1]		16,557,295	0.66

		16,557,295	0.66

ENGINEERING & CONSTRUCTION
Other securities[1]		1,733,920	0.07

		1,733,920	0.07

ENVIRONMENTAL CONTROL
Other securities[1]		8,692,746	0.35

		8,692,746	0.35

FOOD
Other securities[1]		34,796,784	1.40

		34,796,784	1.40

FOREST PRODUCTS & PAPER
Other securities[1]		28,316,077	1.14

		28,316,077	1.14

GAS
Other securities[1]		8,326,946	0.33

		8,326,946	0.33

HAND & MACHINE TOOLS
Other securities[1]		2,376,983	0.10

		2,376,983	0.10

HEALTH CARE - PRODUCTS
Other securities[1]		1,649,953	0.07

		1,649,953	0.07

HEALTH CARE - SERVICES
Other securities[1]		40,559,901	1.63

		40,559,901	1.63

HOME BUILDERS
Other securities[1]		8,333,510	0.34

		8,333,510	0.34

HOME FURNISHINGS
Other securities[1]		4,362,185	0.18

		4,362,185	0.18

HOUSEWARES
Other securities[1]		2,565,060	0.10

		2,565,060	0.10

INSURANCE
Allstate Corp. (The)	322,534	15,478,407	0.62
American International Group Inc.	1,212,229	82,419,450	3.30
MetLife Inc.	349,108	13,493,024	0.54
Prudential Financial Inc.	241,521	11,361,148	0.46
Other securities[1]		100,544,000	4.03

		223,296,029	8.95

IRON & STEEL
Other securities[1]		5,378,451	0.22

		5,378,451	0.22

LEISURE TIME
Carnival Corp.	294,634	13,933,242	0.56
Other securities[1]		3,587,895	0.14

		17,521,137	0.70

LODGING
Other securities[1]		16,152,572	0.65

		16,152,572	0.65

MACHINERY
Other securities[1]		12,291,811	0.49

		12,291,811	0.49

MANUFACTURING
Honeywell International Inc	400,044	14,345,578	0.57
Illinois Tool Works Inc.	140,663	13,105,572	0.53
Tyco International Ltd.[2]	935,130	28,671,086	1.15
Other securities[1]		30,377,503	1.22

		86,499,739	3.47

MEDIA
Comcast Corp. Class A3	1,040,361	29,379,795	1.18
Time Warner Inc.[3]	2,127,085	34,331,152	1.38
Viacom Inc. Class B	807,598	27,102,989	1.09
Walt Disney Co. (The)	956,379	21,566,346	0.86
Other securities[1]		29,755,598	1.19

		142,135,880	5.70

METAL FABRICATE & HARDWARE
Other securities[1]		866,661	0.04

		866,661	0.04

MINING
Alcoa Inc.	404,803	13,597,333	0.54

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Other securities[1]		$13,421,602	0.54%

		27,018,935	1.08

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		5,487,511	0.22

		5,487,511	0.22

OIL & GAS
ChevronTexaco Corp.	991,039	53,159,332	2.13
ConocoPhillips	320,620	26,563,367	1.07
Exxon Mobil Corp.	3,027,014	146,295,587	5.87
Other securities[1]		84,428,567	3.38

		310,446,853	12.45

OIL & GAS SERVICES
Other securities[1]		6,779,748	0.27

		6,779,748	0.27

PACKAGING & CONTAINERS
Other securities[1]		1,330,648	0.05

		1,330,648	0.05

PHARMACEUTICALS
Schering-Plough Corp.	685,214	13,060,179	0.52
Other securities[1]		18,721,805	0.76

		31,781,984	1.28

PIPELINES
Other securities[1]		10,169,996	0.41

		10,169,996	0.41

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		16,658,428	0.67

		16,658,428	0.67

RETAIL
McDonald’s Corp.	584,687	16,388,777	0.66
Target Corp.	420,468	19,026,177	0.76
Other securities[1]		54,567,978	2.19

		89,982,932	3.61

SAVINGS & LOANS
Washington Mutual Inc.	406,105	15,870,583	0.64
Other securities[1]		11,371,192	0.45

		27,241,775	1.09

SEMICONDUCTORS
Other securities[1]		10,938,486	0.44

		10,938,486	0.44

SOFTWARE
Other securities[1]		22,789,973	0.91

		22,789,973	0.91

TELECOMMUNICATIONS
AT&T Wireless
Services Inc.[3]	1,270,492	18,777,872	0.75
BellSouth Corp.	852,195	23,111,528	0.93
Motorola Inc.	1,099,680	19,838,227	0.79
SBC Communications Inc.	1,541,557	40,003,404	1.60
Sprint Corp. (FON Group)[2]	676,034	13,608,564	0.55
Verizon Communications Inc.	1,288,004	50,721,598	2.03
Other securities[1]		34,316,326	1.38

		200,377,519	8.03

TOYS, GAMES & HOBBIES
Other securities[1]		5,039,897	0.20

		5,039,897	0.20

TRANSPORTATION
FedEx Corp.	139,791	11,978,691	0.48
Other securities[1]		23,870,582	0.96

		35,849,273	1.44

TOTAL COMMON STOCKS (Cost: $2,352,448,772)		2,492,711,327	99.94

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		38,253,843	1.53

		38,253,843	1.53

FLOATING RATE NOTES
Other securities[1]		40,491,071	1.62

		40,491,071	1.62

MEDIUM-TERM NOTES
Other securities[1]		3,183,816	0.13

		3,183,816	0.13

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	4,042,576	$4,042,576	0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	27,029,566	27,029,566	1.08
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	11,117,084	11,117,084	0.45
Other securities[1]		1,098,060	0.05

		43,287,286	1.74

REPURCHASE AGREEMENTS
Fully collateralized
repurchase agreements[6]		19,303,300	0.77

		19,303,300	0.77

TIME DEPOSITS
Other securities[1]		20,707,558	0.83

		20,707,558	0.83

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		3,662,639	0.15

		3,662,639	0.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $168,889,513)		168,889,513	6.77

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,521,338,285)		2,661,600,840	106.71

Other Assets, Less Liabilities		(167,292,669)	(6.71)

NET ASSETS		$2,494,308,171	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$907,376,389	36.38%
Communications	344,578,851	13.81
Energy	327,396,597	13.13
Industrial	219,750,058	8.81
Consumer Cyclical	199,063,067	7.98
Consumer Non-Cyclical	165,380,919	6.63
Utilities	135,850,105	5.45
Technology	111,641,964	4.48
Basic Materials	81,673,377	3.27
Short-Term and Other Net Assets	1,596,844	0.06

TOTAL	$2,494,308,171	100.00%

See notes to financial statements.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$6,629,689	0.35%

		6,629,689	0.35

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	211,252	14,153,884	0.74
Other securities[1]		7,897,179	0.41

		22,051,063	1.15

AGRICULTURE
Other securities[1]		2,252,222	0.12

		2,252,222	0.12

AIRLINES
Other securities[1]		7,275,312	0.38

		7,275,312	0.38

APPAREL
Other securities[1]		3,959,585	0.21

		3,959,585	0.21

AUTO PARTS & EQUIPMENT
Other securities[1]		20,041,293	1.05

		20,041,293	1.05

BANKS
Banknorth Group Inc.	341,615	11,956,525	0.62
Compass Bancshares Inc.	242,326	10,618,725	0.55
Other securities[1]		84,862,314	4.43

		107,437,564	5.60

BEVERAGES
Other securities[1]		13,282,572	0.69

		13,282,572	0.69

BIOTECHNOLOGY
Other securities[1]		23,511,877	1.23

		23,511,877	1.23

BUILDING MATERIALS
Other securities[1]		6,899,688	0.36

		6,899,688	0.36

CHEMICALS
Other securities[1]		56,458,710	2.95

		56,458,710	2.95

COAL
Other securities[1]		11,394,282	0.59

		11,394,282	0.59

COMMERCIAL SERVICES
Other securities[1]		76,873,701	4.01

		76,873,701	4.01

COMPUTERS
SanDisk Corp.[2,3]	319,962	9,317,293	0.49
Other securities[1]		65,439,781	3.41

		74,757,074	3.90

DISTRIBUTION & WHOLESALE
CDW Corp.	164,254	9,531,660	0.50
Other securities[1]		13,053,590	0.68

		22,585,250	1.18

DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.	199,037	10,602,701	0.55
Other securities[1]		33,654,665	1.76

		44,257,366	2.31

ELECTRIC
Other securities[1]		94,108,366	4.91

		94,108,366	4.91

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		16,578,231	0.87

		16,578,231	0.87

ELECTRONICS
Other securities[1]		32,842,771	1.71

		32,842,771	1.71

ENGINEERING & CONSTRUCTION
Other securities[1]		8,953,387	0.47

		8,953,387	0.47

ENTERTAINMENT
Other securities[1]		14,505,555	0.76

		14,505,555	0.76

ENVIRONMENTAL CONTROL
Other securities[1]		13,023,911	0.68

		13,023,911	0.68

FOOD
Dean Foods Co.[3]	311,822	9,360,896	0.49
Tyson Foods Inc. Class A	697,415	11,172,588	0.58

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Whole Foods Market Inc.[2]	123,016	$10,553,543	0.55%
Other securities[1]		22,755,765	1.19

		53,842,792	2.81

FOREST PRODUCTS & PAPER
Other securities[1]		9,540,888	0.50

		9,540,888	0.50

GAS
Other securities[1]		15,728,676	0.82

		15,728,676	0.82

HAND & MACHINE TOOLS
Other securities[1]		3,252,741	0.17

		3,252,741	0.17

HEALTH CARE – PRODUCTS
Patterson Companies Inc.[2,3]	135,124	10,345,093	0.54
Varian Medical Systems Inc.[3]	268,387	9,278,139	0.48
Other securities[1]		44,209,713	2.31

		63,832,945	3.33

HEALTH CARE – SERVICES
Coventry Health Care Inc.[3]	176,938	9,443,181	0.49
Other securities[1]		46,598,196	2.43

		56,041,377	2.92

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		7,935,589	0.41

		7,935,589	0.41

HOME BUILDERS
D.R. Horton Inc.	460,787	15,256,658	0.80
Lennar Corp. Class A2	308,326	14,676,318	0.76
Other securities[1]		19,009,162	0.99

		48,942,138	2.55

HOME FURNISHINGS
Harman International Industries Inc.	130,480	14,059,220	0.74
Other securities[1]		2,711,198	0.14

		16,770,418	0.88

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		15,423,409	0.80

		15,423,409	0.80

INSURANCE
Fidelity National Financial Inc.	343,124	13,073,024	0.68
Other securities[1]		91,257,094	4.76

		104,330,118	5.44

INTERNET
Other securities[1]		18,657,043	0.97

		18,657,043	0.97

LEISURE TIME
Other securities[1]		1,575,173	0.08

		1,575,173	0.08

LODGING
Caesars Entertainment Inc.[3]	611,987	10,220,183	0.53
Mandalay Resort Group	133,374	9,156,125	0.48
Other securities[1]		4,820,885	0.25

		24,197,193	1.26

MACHINERY
Other securities[1]		23,849,500	1.24

		23,849,500	1.24

MANUFACTURING
Other securities[1]		39,079,377	2.04

		39,079,377	2.04

MEDIA
Washington Post Co. (The) Class B2	18,902	17,389,840	0.91
Other securities[1]		26,184,491	1.36

		43,574,331	2.27

METAL FABRICATE & HARDWARE
Other securities[1]		7,703,454	0.40

		7,703,454	0.40

OFFICE FURNISHINGS
Other securities[1]		7,965,269	0.42

		7,965,269	0.42

OIL & GAS
ENSCO International Inc.	298,389	9,748,369	0.51
Murphy Oil Corp.	181,782	15,773,224	0.82
Pioneer Natural Resources Co.[2]	287,455	9,911,448	0.52

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
XTO Energy Inc.	511,594	$16,616,573	0.87%
Other securities[1]		41,856,707	2.18

		93,906,321	4.90
OIL & GAS SERVICES
Smith International Inc.[3]	207,047	12,573,964	0.66
Weatherford International Ltd.[3]	263,746	13,456,321	0.70
Other securities[1]		32,093,008	1.67

		58,123,293	3.03
PACKAGING & CONTAINERS
Other securities[1]		10,281,557	0.54

		10,281,557	0.54
PHARMACEUTICALS
IVAX Corp.[3]	494,225	9,464,409	0.49
Other securities[1]		37,474,484	1.96

		46,938,893	2.45
PIPELINES
Other securities[1]		23,028,131	1.20

		23,028,131	1.20
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		48,711,594	2.54

		48,711,594	2.54
RETAIL
Other securities[1]		155,880,262	8.13

		155,880,262	8.13
SAVINGS & LOANS
New York Community Bancorp Inc.[2]	523,047	10,743,385	0.56
Other securities[1]		20,916,019	1.09

		31,659,404	1.65

SEMICONDUCTORS
Microchip Technology Inc.	406,741	10,916,928	0.57
Other securities[1]		45,697,966	2.38

		56,614,894	2.95

SOFTWARE
Other securities[1]		44,135,426	2.30

		44,135,426	2.30

TELECOMMUNICATIONS
Telephone & Data Systems Inc.	113,056	9,515,924	0.50
Other securities[1]		37,020,475	1.93

		46,536,399	2.43

TEXTILES
Mohawk Industries Inc.[2,3]	131,824	10,465,507	0.55

		10,465,507	0.55

TRANSPORTATION
Expeditors International Washington Inc.[2]	209,306	10,821,120	0.56
Other securities[1]		30,277,169	1.58

		41,098,289	2.14

TRUCKING & LEASING
Other securities[1]		2,602,736	0.14

		2,602,736	0.14

WATER
Other securities[1]		4,062,851	0.21

		4,062,851	0.21

TOTAL COMMON STOCKS (Cost: $1,734,793,311)		1,915,967,457	99.95

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Grampian Funding LLC
1.26% - 1.78%, 10/18/04 - 11/30/04	$10,242,554	10,231,030	0.53
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	13,175,231	13,166,241	0.69
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	20,485,107	20,474,685	1.07
Other securities[1]		66,896,772	3.49

		110,768,728	5.78

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2004

Security	Principal	Value	% of Net Assets
FLOATING RATE NOTES
Beta Finance Inc.
1.63% - 2.04%, 10/12/04 - 10/27/05	$12,437,387	$12,439,027	0.66%
Canadian Imperial Bank of Commerce
1.68%, 09/13/05	4,389,666	4,388,304	0.23
CC USA Inc.
1.61% - 1.63%, 05/04/05 - 07/29/05	5,852,888	5,851,817	0.30
K2 USA LLC
1.61% - 1.79%, 06/10/05 - 10/20/05	10,242,554	10,241,621	0.53
National City Bank (Ohio)
1.67% - 1.76%, 06/10/05 - 08/09/05	7,316,110	7,315,039	0.38
Sigma Finance Inc.
1.52% - 1.75%, 10/07/04 - 09/15/05	10,974,165	10,974,560	0.57
Tango Finance Corp.
1.66% - 1.81%, 01/18/05 - 07/25/05	9,355,841	9,355,301	0.50
White Pine Finance LLC
1.55% - 1.80%, 11/15/04 - 08/26/05	11,383,867	11,382,838	0.60
Other securities[1]		45,298,357	2.35

		117,246,864	6.12

MEDIUM-TERM NOTES
CC USA Inc.
1.29% - 1.51%, 02/15/05 - 04/15/05	4,828,632	4,829,585	0.25
K2 USA LLC
1.46%, 01/12/05	1,463,222	1,463,181	0.08
Other securities[1]		2,926,362	0.15

		9,219,128	0.48

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	11,705,776	11,705,776	0.61
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	49,327,480	49,327,480	2.57
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	32,190,883	32,190,883	1.68
Other securities[1]		3,179,570	0.17

		96,403,709	5.03

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements(6)		55,895,079	2.91

		55,895,079	2.91

TIME DEPOSITS
Abbey National Treasury Services PLC
1.25% - 1.40%, 10/25/04 - 04/08/05	$10,827,842	10,827,502	0.57
Canadian Imperial Bank of Commerce
1.24% - 1.40%, 10/07/04 - 11/22/04	5,852,888	5,852,885	0.30
National City Bank (Ohio)
1.25%, 01/06/05	2,926,444	2,926,482	0.15
SunTrust Bank
1.88%, 10/01/04	11,705,776	11,705,776	0.61
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	12,876,353	12,875,668	0.68
Other securities[1]		15,772,958	0.82

		59,961,271	3.13

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2004

Security	Value	% of Net Assets
U.S. GOVERNMENT AGENCY NOTES
Other securities[1]	$10,605,620	0.55%

	10,605,620	0.55

TOTAL SHORT-TERM INVESTMENTS (Cost: $460,100,399)	460,100,399	24.00

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,194,893,710)	2,376,067,856	123.95

Other Assets, Less Liabilities	(459,106,811)	(23.95)

NET ASSETS	$1,916,961,045	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$351,999,788	18.36%
Financial	336,396,046	17.55
Consumer Cyclical	334,162,955	17.43
Industrial	228,216,705	11.91
Energy	186,452,027	9.73
Technology	175,507,394	9.16
Communications	115,397,462	6.02
Utilities	113,899,893	5.94
Basic Materials	65,999,598	3.44
Diversified	7,935,589	0.41
Short-Term and Other Net Assets	993,588	0.05

TOTAL	$1,916,961,045	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$6,521,829	0.71%

		6,521,829	0.71

AEROSPACE & DEFENSE
Other securities[1]		6,695,112	0.73

		6,695,112	0.73

AIRLINES
Other securities[1]		5,845,355	0.64

		5,845,355	0.64

APPAREL
Other securities[1]		3,887,335	0.43

		3,887,335	0.43

BANKS
City National Corp.	95,209	6,183,825	0.68
Commerce Bancorp Inc.[2]	152,553	8,420,926	0.92
Compass Bancshares Inc.	238,119	10,434,375	1.14
TCF Financial Corp.[2]	271,313	8,218,071	0.90
Other securities[1]		25,914,791	2.83

		59,171,988	6.47

BIOTECHNOLOGY
Other securities[1]		9,345,208	1.02

		9,345,208	1.02

CHEMICALS
Lyondell Chemical Co.[2]	346,477	7,781,873	0.85
Other securities[1]		13,023,070	1.43

		20,804,943	2.28

COMMERCIAL SERVICES
Alliance Data Systems Corp.[3]	156,934	6,365,243	0.70
ChoicePoint Inc.[3]	172,051	7,337,975	0.80
Other securities[1]		38,492,195	4.21

		52,195,413	5.71

COMPUTERS
Cognizant Technology Solutions Corp.[3]	255,029	7,780,935	0.85
Diebold Inc.	139,425	6,511,147	0.71
DST Systems Inc.[2,3]	163,378	7,265,420	0.80
SanDisk Corp.[2,3]	314,388	9,154,979	1.00
Other securities[1]		22,661,483	2.48%

		53,373,964	5.84

DISTRIBUTION & WHOLESALE
CDW Corp.	161,600	9,377,648	1.02
Fastenal Co.[2]	147,493	8,495,597	0.93

		17,873,245	1.95

DIVERSIFIED FINANCIAL SERVICES
Legg Mason Inc.	195,583	10,418,680	1.14
Other securities[1]		8,840,288	0.97

		19,258,968	2.11

ELECTRIC
Other securities[1]		5,060,560	0.55

		5,060,560	0.55

ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[3]	151,641	6,990,650	0.76
Other securities[1]		9,306,542	1.02

		16,297,192	1.78

ELECTRONICS
Other securities[1]		13,678,136	1.50

		13,678,136	1.50

ENGINEERING & CONSTRUCTION
Other securities[1]		4,188,237	0.46

		4,188,237	0.46

ENTERTAINMENT
Other securities[1]		13,283,077	1.45

		13,283,077	1.45

ENVIRONMENTAL CONTROL
Other securities[1]		4,022,951	0.44

		4,022,951	0.44

FOOD
Hormel Foods Corp.	269,390	7,214,264	0.79
Whole Foods Market Inc.[2]	120,881	10,370,381	1.13
Other securities[1]		2,974,976	0.33

		20,559,621	2.25

HEALTH CARE – PRODUCTS
Beckman Coulter Inc.	119,198	6,689,392	0.73
DENTSPLY International Inc.	156,453	8,126,169	0.89
Patterson Companies Inc.[2,3]	132,875	10,172,910	1.11

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Varian Medical Systems Inc.[3]	264,063	$9,128,658	1.00%
Other securities[1]		25,713,151	2.81

		59,830,280	6.54

HEALTH CARE – SERVICES
Coventry Health Care Inc.[3]	173,855	9,278,641	1.01
Other securities[1]		19,720,954	2.16

		28,999,595	3.17

HOME BUILDERS
Other securities[1]		2,937,455	0.32

		2,937,455	0.32

HOME FURNISHINGS
Harman International Industries Inc.	128,322	13,826,696	1.51

		13,826,696	1.51

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,818,419	1.29

		11,818,419	1.29

INSURANCE
Brown & Brown Inc.[2]	133,714	6,110,730	0.67
Other securities[1]		5,907,245	0.64

		12,017,975	1.31

INTERNET
McAfee Inc.[3]	303,670	6,103,767	0.67
Other securities[1]		7,567,908	0.83

		13,671,675	1.50

LODGING
Mandalay Resort Group	131,136	9,002,486	0.98
Other securities[1]		4,734,633	0.52

		13,737,119	1.50

MACHINERY
Zebra Technologies Corp. Class A3	139,134	8,488,565	0.93
Other securities[1]		6,894,511	0.75

		15,383,076	1.68

MANUFACTURING
Other securities[1]		11,960,333	1.31

		11,960,333	1.31

MEDIA
Washington Post Co. (The) Class B	18,579	17,092,680	1.87%
Other securities[1]		10,618,749	1.16

		27,711,429	3.03

OFFICE FURNISHINGS
Other securities[1]		7,848,016	0.86

		7,848,016	0.86

OIL & GAS
Murphy Oil Corp.	178,732	15,508,576	1.70
Patterson-UTI Energy Inc.	323,900	6,176,773	0.67
XTO Energy Inc.	502,939	16,335,459	1.79
Other securities[1]		3,571,246	0.39

		41,592,054	4.55

OIL & GAS SERVICES
Smith International Inc.[3]	203,467	12,356,551	1.35
Other securities[1]		9,252,179	1.01

		21,608,730	2.36

PACKAGING & CONTAINERS
Other securities[1]		5,070,771	0.55

		5,070,771	0.55

PHARMACEUTICALS
Barr Pharmaceuticals Inc.[3]	202,837	8,403,537	0.92
IVAX Corp.[3]	485,622	9,299,661	1.02
Sepracor Inc.[2,3]	170,058	8,295,429	0.91
Other securities[1]		20,127,536	2.19

		46,126,163	5.04

PIPELINES
Equitable Resources Inc.	120,286	6,532,733	0.71
Other securities[1]		4,092,687	0.45

		10,625,420	1.16

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		9,286,613	1.02

		9,286,613	1.02

RETAIL
Michaels Stores Inc.	132,693	7,856,753	0.86
PETsMART Inc.	281,859	8,001,977	0.87
Ross Stores Inc.	286,830	6,723,295	0.74
Williams-Sonoma Inc.[2,3]	225,978	8,485,474	0.93

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
Other securities[1]		$80,911,794	8.85%

		111,979,293	12.25

SEMICONDUCTORS
Microchip Technology Inc.	400,127	10,739,409	1.18
Other securities[1]		31,590,470	3.45

		42,329,879	4.63

SOFTWARE
Dun & Bradstreet Corp.[3]	136,761	8,027,871	0.88
SEI Investments Co.	200,465	6,751,661	0.74
Other securities[1]		21,619,429	2.36

		36,398,961	3.98

TELECOMMUNICATIONS
Other securities[1]		9,191,695	1.01

		9,191,695	1.01

TRANSPORTATION
CH Robinson
Worldwide Inc.[2]	165,949	7,698,374	0.84
Expeditors International
Washington Inc.[2]	205,675	10,633,398	1.16
Other securities[1]		5,820,952	0.64

		24,152,724	2.64

WATER
Other securities[1]		3,990,523	0.44

		3,990,523	0.44

TOTAL COMMON STOCKS (Cost: $842,494,470)		914,158,028	99.97

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Preferred Receivables Funding Corp. 1.72% - 1.80%, 10/06/04 - 10/28/04	$6,484,923	6,480,500	0.71
UBS Finance (Delaware) 1.11% - 1.88%, 10/01/04 - 12/17/04	10,082,886	10,077,756	1.09
Other securities[1]		37,962,742	4.16

		54,520,998	5.96

FLOATING RATE NOTES
Beta Finance Inc. 1.63% - 2.04%, 10/12/04 - 10/27/05	6,121,752	6,122,560	0.66
Other securities[1]		51,587,012	5.65

		57,709,572	6.31

MEDIUM-TERM NOTES
Other securities[1]		4,537,706	0.50

		4,537,706	0.50

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	5,761,649	5,761,649	0.63
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	22,930,194	22,930,194	2.51
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	15,844,535	15,844,535	1.73
Other securities[1]		1,565,004	0.17

		46,101,382	5.04

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		27,511,875	3.01

		27,511,875	3.01

TIME DEPOSITS
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	$6,337,814	6,337,478	0.69
Other securities[1]		23,175,792	2.54

		29,513,270	3.23

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Value	% of Net Assets
U.S. GOVERNMENT AGENCY NOTES
Other securities[1]	$5,220,147	0.57%

	5,220,147	0.57

TOTAL SHORT-TERM INVESTMENTS (Cost: $225,114,950)	225,114,950	24.62

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,067,609,420)	1,139,272,978	124.59

Other Assets, Less Liabilities	(224,881,587)	(24.59)

NET ASSETS	$914,391,391	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$228,874,699	25.03%
Consumer Cyclical	191,217,591	20.91
Technology	132,102,804	14.45
Industrial	101,448,532	11.09
Financial	99,735,544	10.91
Energy	73,826,204	8.07
Communications	57,096,628	6.24
Basic Materials	20,804,943	2.28
Utilities	9,051,083	0.99
Short-Term and Other Net Assets	233,363	0.03

TOTAL	$914,391,391	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.[1]	306,098	$20,508,566	1.43%
Other securities[2]		1,568,597	0.11

		22,077,163	1.54

AGRICULTURE
Other securities[2]		3,262,470	0.23

		3,262,470	0.23

AIRLINES
Other securities[2]		1,903,748	0.13

		1,903,748	0.13

AUTO PARTS & EQUIPMENT
Lear Corp.	196,429	10,695,559	0.75
Other securities[2]		18,334,639	1.28

		29,030,198	2.03

BANKS
Associated Bancorp	315,179	10,107,791	0.71
Banknorth Group Inc.	494,992	17,324,720	1.21
Hibernia Corp. Class A1	444,760	11,746,112	0.82
Mercantile Bankshares Corp.	226,426	10,859,391	0.76
Other securities[2]		18,422,146	1.29

		68,460,160	4.79

BEVERAGES
Constellation Brands Inc.[3]	307,083	11,687,579	0.82
Other securities[2]		7,558,672	0.53

		19,246,251	1.35

BIOTECHNOLOGY
Millennium Pharmaceuticals Inc.[3]	873,436	11,974,808	0.84
Other securities[2]		8,292,217	0.58

		20,267,025	1.42

BUILDING MATERIALS
Other securities[2]		9,995,254	0.70

		9,995,254	0.70

CHEMICALS
Other securities[2]		51,107,570	3.58

		51,107,570	3.58

COAL
Peabody Energy Corp.[1]	183,828	10,937,766	0.76%
Other securities[2]		5,572,391	0.39

		16,510,157	1.15

COMMERCIAL SERVICES
Manpower Inc.[1]	257,977	11,477,397	0.80
Other securities[2]		22,966,164	1.61

		34,443,561	2.41

COMPUTERS
Cadence Design
Systems Inc.[1,3]	770,857	10,051,975	0.70
Other securities[2]		19,637,869	1.38

		29,689,844	2.08

DISTRIBUTION & WHOLESALE
Other securities[2]		6,402,538	0.45

		6,402,538	0.45

DIVERSIFIED FINANCIAL SERVICES
AmeriCredit Corp.[1,3]	451,073	9,418,404	0.66
Other securities[2]		26,327,175	1.84

		35,745,579	2.50

ELECTRIC
Energy East Corp.	419,989	10,575,323	0.74
Pepco Holdings Inc.[1]	531,362	10,574,104	0.74
SCANA Corp.	319,504	11,930,279	0.84
Wisconsin Energy Corp.	336,688	10,740,347	0.75
Other securities[2]		85,073,557	5.95

		128,893,610	9.02

ELECTRONICS
Other securities[2]		27,406,234	1.92

		27,406,234	1.92

ENGINEERING & CONSTRUCTION
Other securities[2]		6,791,235	0.48

		6,791,235	0.48

ENTERTAINMENT
Other securities[2]		1,448,541	0.10

		1,448,541	0.10

ENVIRONMENTAL CONTROL
Republic Services Inc.	434,650	12,935,184	0.90

		12,935,184	0.90

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
FOOD
Dean Foods Co.[3]	451,822	$13,563,696	0.95%
Tyson Foods Inc. Class A	1,010,536	16,188,787	1.13
Other securities[2]		17,956,970	1.26

		47,709,453	3.34

FOREST PRODUCTS & PAPER
Other securities[2]		13,826,302	0.97

		13,826,302	0.97

GAS
Other securities[2]		22,795,504	1.59

		22,795,504	1.59

HAND & MACHINE TOOLS
Other securities[2]		4,713,028	0.33

		4,713,028	0.33

HEALTH CARE - PRODUCTS
Other securities[2]		4,336,178	0.30

		4,336,178	0.30

HEALTH CARE - SERVICES
Other securities[2]		38,433,072	2.69

		38,433,072	2.69

HOLDING COMPANIES - DIVERSIFIED
Leucadia National Corp.[1]	202,974	11,498,477	0.80

		11,498,477	0.80

HOME BUILDERS
D.R. Horton Inc.	667,667	22,106,454	1.55
Lennar Corp. Class A1	446,755	21,265,538	1.49
Toll Brothers Inc.[1,3]	213,909	9,910,404	0.69
Other securities[2]		13,307,724	0.93

		66,590,120	4.66

HOME FURNISHINGS
Other securities[2]		3,928,556	0.27

		3,928,556	0.27

HOUSEHOLD PRODUCTS & WARES
Other securities[2]		4,904,831	0.34

		4,904,831	0.34

INSURANCE
Berkley (W.R.) Corp.	240,681	10,147,111	0.71
Everest Re Group Ltd.	160,081	11,898,821	0.83
Fidelity National Financial Inc.	497,177	18,942,444	1.32%
Old Republic International Corp.	521,407	13,050,817	0.91
PMI Group Inc. (The)[1]	275,013	11,160,028	0.78
Radian Group Inc.	265,541	12,275,960	0.86
Other securities[2]		55,967,085	3.92

		133,442,266	9.33

INTERNET
Other securities[2]		6,869,742	0.48

		6,869,742	0.48

LEISURE TIME
Other securities[2]		2,282,253	0.16

		2,282,253	0.16

LODGING
Caesars Entertainment Inc.[3]	886,754	14,808,792	1.04

		14,808,792	1.04

MACHINERY
Other securities[2]		11,892,028	0.83

		11,892,028	0.83

MANUFACTURING
Pentair Inc.[1]	287,318	10,030,271	0.70
Other securities[2]		28,966,882	2.03

		38,997,153	2.73

MEDIA
Other securities[2]		22,277,033	1.56

		22,277,033	1.56

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	185,880	11,162,094	0.78

		11,162,094	0.78

OIL & GAS
ENSCO International Inc.	432,359	14,125,169	0.99
Newfield Exploration Co.[3]	178,351	10,922,215	0.76
Noble Energy Inc.	167,251	9,740,698	0.68
Pioneer Natural Resources Co.[1]	416,516	14,361,472	1.00
Other securities[2]		25,606,510	1.80

		74,756,064	5.23

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Weatherford International Ltd.[1,3]	382,160	$19,497,803	1.36%
Other securities[2]		32,848,177	2.30

		52,345,980	3.66

PACKAGING & CONTAINERS
Other securities[2]		7,416,949	0.52

		7,416,949	0.52

PIPELINES
Questar Corp.	240,453	11,017,556	0.77
Other securities[2]		6,696,844	0.47

		17,714,400	1.24

REAL ESTATE INVESTMENT TRUSTS
Developers Diversified Realty Corp.	292,785	11,462,533	0.80
Liberty Property Trust	243,767	9,711,677	0.68
Other securities[2]		35,721,308	2.50

		56,895,518	3.98

RETAIL
Foot Locker Inc.	445,634	10,561,526	0.74
Other securities[2]		50,356,610	3.52

		60,918,136	4.26

SAVINGS & LOANS
Independence Community Bank Corp.	240,383	9,386,956	0.66
New York Community Bancorp Inc.[1]	757,882	15,566,896	1.09
Other securities[2]		20,920,131	1.46

		45,873,983	3.21

SEMICONDUCTORS
Other securities[2]		19,701,418	1.38

		19,701,418	1.38

SOFTWARE
Other securities[2]		10,342,647	0.72

		10,342,647	0.72

TELECOMMUNICATIONS
Harris Corp.	189,862	10,431,018	0.73
Telephone & Data Systems Inc.	163,816	13,788,393	0.96

Security	Shares	Shares or Value	% of Net Assets
Other securities[2]		$29,651,770	2.08%

		53,871,181	3.77

TEXTILES
Mohawk Industries Inc.[3]	191,010	15,164,284	1.06

		15,164,284	1.06

TRANSPORTATION
Other securities[2]		23,944,141	1.68

		23,944,141	1.68

TRUCKING & LEASING
Other securities[2]		3,764,312	0.26

		3,764,312	0.26

TOTAL COMMON STOCKS (Cost: $1,299,900,050)		1,428,792,217	99.95

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	$9,547,085	9,540,570	0.67
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	14,843,995	14,836,443	1.04
Other securities[2]		55,888,639	3.90

		80,265,652	5.61

FLOATING RATE NOTES
Other securities[2]		84,959,858	5.94

		84,959,858	5.94

MEDIUM-TERM NOTES
Other securities[2]		6,680,398	0.47

		6,680,398	0.47

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	8,482,283	8,482,283	0.59

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	36,939,632	$36,939,632	2.59%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	23,326,277	23,326,277	1.63
Other securities[2]		2,303,992	0.16

		71,052,184	4.97

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		40,502,900	2.83

		40,502,900	2.83

TIME DEPOSITS
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	$9,330,511	9,330,014	0.65
Other securities[2]		34,119,340	2.39

		43,449,354	3.04

U.S. GOVERNMENT AGENCY NOTES
Other securities[2]		7,685,084	0.54

		7,685,084	0.54

TOTAL SHORT-TERM INVESTMENTS (Cost: $334,595,430)		334,595,430	23.40

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,634,495,480)		1,763,387,647	123.35

Other Assets, Less Liabilities		(333,846,040)	(23.35)

NET ASSETS		$1,429,541,607	100.00%

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$340,417,506	23.81%
Consumer Cyclical	202,477,166	14.16
Industrial	181,094,775	12.67
Consumer Non-Cyclical	172,602,841	12.07
Energy	161,326,601	11.29
Utilities	151,689,114	10.61
Communications	83,017,956	5.81
Basic Materials	64,933,872	4.54
Technology	59,733,909	4.18
Diversified	11,498,477	0.81
Short-Term and Other Net Assets	749,390	0.05

TOTAL	$1,429,541,607	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$4,968,098	0.20%

		4,968,098	0.20

AEROSPACE & DEFENSE
Other securities[1]		50,189,949	2.06

		50,189,949	2.06

AGRICULTURE
Other securities[1]		6,805,766	0.28

		6,805,766	0.28

AIRLINES
Other securities[1]		7,843,455	0.32

		7,843,455	0.32

APPAREL
Other securities[1]		38,065,341	1.56

		38,065,341	1.56

AUTO MANUFACTURERS
Oshkosh Truck Corp.[2]	184,995	10,555,815	0.43
Other securities[1]		4,883,534	0.20

		15,439,349	0.63

AUTO PARTS & EQUIPMENT
Other securities[1]		2,190,943	0.09

		2,190,943	0.09

BANKS
First BanCorp (Puerto Rico)	211,067	10,194,536	0.42
South Financial Group Inc. (The)	370,770	10,455,714	0.43
Other securities[1]		142,613,116	5.85

		163,263,366	6.70

BIOTECHNOLOGY
Other securities[1]		15,178,392	0.62

		15,178,392	0.62

BUILDING MATERIALS
Florida Rock Industries Inc.[2]	227,165	11,128,813	0.46
Other securities[1]		26,201,884	1.07

		37,330,697	1.53

CHEMICALS
Other securities[1]		37,374,991	1.53

		37,374,991	1.53

COAL
Massey Energy Co.[2]	398,307	11,523,022	0.47

		11,523,022	0.47

COMMERCIAL SERVICES
Pharmaceutical Product Development Inc.[2,3]	296,321	10,667,556	0.44
Other securities[1]		81,501,644	3.34

		92,169,200	3.78

COMPUTERS
Other securities[1]		55,731,444	2.29

		55,731,444	2.29

DISTRIBUTION & WHOLESALE
Other securities[1]		37,338,131	1.53

		37,338,131	1.53

DIVERSIFIED FINANCIAL SERVICES
New Century Financial Corp.[2]	249,788	15,042,233	0.62
Other securities[1]		14,583,462	0.60

		29,625,695	1.22

ELECTRIC
Other securities[1]		31,843,885	1.31

		31,843,885	1.31

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		28,921,261	1.19

		28,921,261	1.19

ELECTRONICS
FLIR Systems Inc.[2,3]	177,175	10,364,737	0.43
Other securities[1]		101,844,164	4.17

		112,208,901	4.60

ENERGY – ALTERNATE SOURCES
Other securities[1]		5,441,976	0.22

		5,441,976	0.22

ENGINEERING & CONSTRUCTION
Other securities[1]		15,657,830	0.64

		15,657,830	0.64

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$13,226,708	0.54%

		13,226,708	0.54

ENVIRONMENTAL CONTROL
Other securities[1]		15,866,547	0.65

		15,866,547	0.65

FOOD
Other securities[1]		48,998,589	2.01

		48,998,589	2.01

FOREST PRODUCTS & PAPER
Other securities[1]		18,694,758	0.77

		18,694,758	0.77

GAS
UGI Corp.	267,405	9,963,510	0.41
Other securities[1]		56,393,294	2.31

		66,356,804	2.72

HAND & MACHINE TOOLS
Other securities[1]		7,776,502	0.32

		7,776,502	0.32

HEALTH CARE – PRODUCTS
Cooper Companies Inc.[2]	171,489	11,755,571	0.48
Other securities[1]		129,248,327	5.30

		141,003,898	5.78

HEALTH CARE – SERVICES
Other securities[1]		59,688,764	2.45

		59,688,764	2.45

HOME BUILDERS
M.D.C. Holdings Inc.	171,017	12,501,343	0.51
NVR Inc.[3]	33,541	18,481,091	0.76
Other securities[1]		36,084,203	1.48

		67,066,637	2.75

HOME FURNISHINGS
Other securities[1]		13,269,104	0.54

		13,269,104	0.54

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[2,3]	371,466	11,493,158	0.47
Other securities[1]		10,895,565	0.45

		22,388,723	0.92

HOUSEWARES
Other securities[1]		11,549,621	0.47

		11,549,621	0.47

INSURANCE
Other securities[1]		59,189,794	2.43

		59,189,794	2.43

INTERNET
Other securities[1]		28,669,457	1.18

		28,669,457	1.18

IRON & STEEL
Steel Dynamics Inc.[2]	260,371	10,055,528	0.41
Other securities[1]		22,297,755	0.92

		32,353,283	1.33

LEISURE TIME
Polaris Industries Inc.[2]	223,870	12,496,423	0.51
Other securities[1]		18,583,947	0.77

		31,080,370	1.28

LODGING
Other securities[1]		10,714,465	0.44

		10,714,465	0.44

MACHINERY
Briggs & Stratton Corp.	134,424	10,915,229	0.45
Other securities[1]		47,580,296	1.95

		58,495,525	2.40

MANUFACTURING
Roper Industries Inc.[2]	194,233	11,160,628	0.46
Other securities[1]		44,810,736	1.84

		55,971,364	2.30

MEDIA
Other securities[1]		5,933,690	0.24

		5,933,690	0.24

METAL FABRICATE & HARDWARE
Timken Co. (The)	472,651	11,636,668	0.48
Other securities[1]		29,070,372	1.19

		40,707,040	1.67

MINING
Other securities[1]		17,799,814	0.73

		17,799,814	0.73

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
OFFICE & BUSINESS EQUIPMENT
Other securities[1]		$6,695,848	0.27%

		6,695,848	0.27

OFFICE FURNISHINGS
Other securities[1]		2,191,641	0.09

		2,191,641	0.09

OIL & GAS
Patina Oil & Gas Corp.	370,570	10,957,755	0.45
Other securities[1]		74,812,524	3.07

		85,770,279	3.52

OIL & GAS SERVICES
Other securities[1]		57,173,925	2.35

		57,173,925	2.35

PACKAGING & CONTAINERS
Other securities[1]		2,473,556	0.10

		2,473,556	0.10

PHARMACEUTICALS
Medicis Pharmaceutical Corp. Class A2	297,847	11,627,947	0.48
Other securities[1]		39,635,126	1.62

		51,263,073	2.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		62,909,996	2.58

		62,909,996	2.58

RETAIL
Other securities[1]		193,189,624	7.93

		193,189,624	7.93

SAVINGS & LOANS
Other securities[1]		62,821,671	2.58

		62,821,671	2.58

SEMICONDUCTORS
Other securities[1]		65,253,552	2.68

		65,253,552	2.68

SOFTWARE
Global Payments Inc.[2]	200,766	10,751,019	0.44
Other securities[1]		80,750,061	3.31

		91,501,080	3.75

STORAGE & WAREHOUSING
Other securities[1]		1,888,520	0.08

		1,888,520	0.08

Security	Shares or Principal	Value	% of Net Assets
TELECOMMUNICATIONS
Other securities[1]		$42,929,487	1.76%

		42,929,487	1.76

TEXTILES
Other securities[1]		5,532,818	0.23

		5,532,818	0.23

TOYS, GAMES & HOBBIES
Other securities[1]		5,262,900	0.22

		5,262,900	0.22

TRANSPORTATION
Yellow Roadway Corp.[2,3]	252,516	11,840,475	0.49
Other securities[1]		58,933,810	2.41

		70,774,285	2.90

WATER
Other securities[1]		2,169,761	0.09

		2,169,761	0.09

TOTAL COMMON STOCKS (Cost: $2,381,432,249)		2,435,715,165	99.92

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Amsterdam Funding Corp.
1.72% - 1.78%, 10/14/04 - 10/28/04	$10,749,431	10,738,248	0.43
Barton Capital Corp.
1.77% - 1.78%, 10/15/04 - 10/19/04	10,310,679	10,302,262	0.42
Grampian Funding LLC
1.26% - 1.78%, 10/18/04 - 11/30/04	15,356,330	15,339,054	0.63
Nationwide Building Society
1.63%, 12/09/04	3,641,644	3,630,267	0.15
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	19,753,199	19,739,721	0.82
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	30,712,661	30,697,036	1.26

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES* S&P SMALLCAP 600 INDEX FUND

September 30, 2004

Security	Principal	Value	% of Net Assets
WhistleJacket Capital LLC
1.26%, 10/20/04	$1,086,789	$1,086,067	0.04%
Other securities[1]		74,539,330	3.06

		166,071,985	6.81

FLOATING RATE NOTES
Bank of Nova Scotia
1.76%, 09/26/05	1,096,881	1,096,402	0.04
Beta Finance Inc.
1.63% - 2.04%, 10/12/04 - 10/27/05	18,646,973	18,649,433	0.76
Canadian Imperial Bank of Commerce
1.68%, 09/13/05	6,581,284	6,579,243	0.27
CC USA Inc.
1.61% - 1.63%, 05/04/05 - 07/29/05	8,775,046	8,773,442	0.36
K2 USA LLC
1.61% - 1.79%, 06/10/05 - 10/20/05	15,356,330	15,354,932	0.63
National City Bank (Ohio)
1.67% - 1.76%, 06/10/05 - 08/09/05	10,968,807	10,967,201	0.45
Nationwide Building Society
1.96%, 10/28/05	7,458,789	7,459,831	0.31
Sigma Finance Inc.
1.52% - 1.75%, 10/07/04 - 09/15/05	16,453,211	16,453,805	0.68
Tango Finance Corp.
1.66% - 1.81%, 01/18/05 - 07/25/05	14,026,911	14,026,101	0.58
WhistleJacket Capital LLC
1.72% - 1.84%, 06/15/05 - 09/15/05	8,775,046	8,773,538	0.35
White Pine Finance LLC
1.55% - 1.80%, 11/15/04 - 08/26/05	17,067,464	17,065,921	0.71
Other securities[1]		50,584,593	2.07

		175,784,442	7.21

MEDIUM-TERM NOTES
CC USA Inc.
1.29% - 1.51%, 02/15/05 - 04/15/05	7,239,413	7,240,842	0.30
K2 USA LLC
1.46%, 01/12/05	2,193,761	2,193,700	0.09
WhistleJacket Capital LLC
1.32%, 02/04/05	1,096,881	1,096,805	0.05
Other securities[1]		3,290,594	0.13

		13,821,941	0.57

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	17,550,092	17,550,092	0.72
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	71,275,596	71,275,596	2.92
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	48,262,753	48,262,753	1.98
Other securities[1]		4,767,026	0.20

		141,855,467	5.82

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		83,801,689	3.44

		83,801,689	3.44

TIME DEPOSITS
Abbey National Treasury Services PLC
1.25% - 1.40%, 10/25/04 - 04/08/05	$16,233,835	16,233,315	0.67
Bank of Nova Scotia
1.13% - 1.42%, 10/06/04 - 10/29/04	10,968,807	10,968,821	0.45

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES* S&P SMALLCAP 600 INDEX FUND

September 30, 2004

Security	Principal	Value	% of Net Assets
Canadian Imperial Bank of Commerce
1.24% - 1.40%, 10/07/04 - 11/22/04	$8,775,046	$8,775,042	0.36%
National City Bank (Ohio)
1.25%, 01/06/05	4,387,523	4,387,580	0.18
SunTrust Bank
1.88%, 10/01/04	17,550,092	17,550,092	0.72
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	19,305,101	19,304,074	0.78
Other securities[1]		12,679,075	0.53

		89,897,999	3.69

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		15,900,665	0.65

		15,900,665	0.65

TOTAL SHORT-TERM INVESTMENTS (Cost: $687,134,188)		687,134,188	28.19

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,068,566,437)		3,122,849,353	128.11

Other Assets, Less Liabilities		(685,200,575)	(28.11)

NET ASSETS		$2,437,648,778	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% Of Net Assets
Industrial	$496,373,457	20.36%
Consumer Cyclical	461,093,457	18.92
Consumer Non-Cyclical	437,496,405	17.95
Financial	377,810,522	15.50
Technology	219,181,924	8.99
Energy	159,909,202	6.56
Basic Materials	100,979,016	4.14
Utilities	100,370,450	4.12
Communications	82,500,732	3.38
Short-Term and Other Net Assets	1,933,613	0.08

TOTAL	$2,437,648,778	100.00%

See notes to financial statements.

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$3,166,523	0.42%

		3,166,523	0.42

AEROSPACE & DEFENSE
Other securities[1]		11,284,385	1.49

		11,284,385	1.49

AGRICULTURE
Other securities[1]		3,446,283	0.46

		3,446,283	0.46

APPAREL
Other securities[1]		13,209,609	1.75

		13,209,609	1.75

AUTO MANUFACTURERS
Oshkosh Truck Corp.	118,137	6,740,897	0.89
Other securities[1]		3,107,764	0.41

		9,848,661	1.30

BANKS
East West Bancorp Inc.	168,635	5,664,450	0.75
First BanCorp (Puerto Rico)	134,790	6,510,357	0.86
First Midwest Bancorp Inc.	155,764	5,383,204	0.71
Fremont General Corp.	258,313	5,979,946	0.79
Hudson United Bancorp	150,635	5,550,900	0.74
UCBH Holdings Inc.	151,700	5,926,919	0.78
Other securities[1]		19,415,565	2.57

		54,431,341	7.20

BIOTECHNOLOGY
Other securities[1]		6,273,171	0.83

		6,273,171	0.83

BUILDING MATERIALS
Florida Rock Industries Inc.[2]	145,062	7,106,587	0.94
Simpson Manufacturing Co. Inc.	79,838	5,045,762	0.67
Other securities[1]		1,838,573	0.24

		13,990,922	1.85

CHEMICALS
Other securities[1]		8,706,843	1.15

		8,706,843	1.15

COAL
Massey Energy Co.[2]	254,342	7,358,114	0.97%

		7,358,114	0.97

COMMERCIAL SERVICES
Pharmaceutical Product Development Inc.[2,3]	189,227	6,812,172	0.90
Other securities[1]		22,342,412	2.96

		29,154,584	3.86

COMPUTERS
Other securities[1]		21,422,711	2.83

		21,422,711	2.83

DISTRIBUTION & WHOLESALE
Other securities[1]		7,421,802	0.98

		7,421,802	0.98

DIVERSIFIED FINANCIAL SERVICES
New Century Financial Corp.[2]	159,395	9,598,767	1.27

		9,598,767	1.27

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		12,678,302	1.68

		12,678,302	1.68

ELECTRONICS
FLIR Systems Inc.[2,3]	113,143	6,618,866	0.88
Trimble Navigation Ltd.[3]	171,452	5,417,883	0.72
Other securities[1]		28,936,402	3.82

		40,973,151	5.42

ENERGY - ALTERNATE SOURCES
Other securities[1]		3,474,188	0.46

		3,474,188	0.46

ENTERTAINMENT
Other securities[1]		6,782,602	0.90

		6,782,602	0.90

ENVIRONMENTAL CONTROL
Other securities[1]		2,394,997	0.32

		2,394,997	0.32

FOOD
Other securities[1]		7,404,227	0.98

		7,404,227	0.98

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
FOREST PRODUCTS & PAPER
Other securities[1]		$1,616,588	0.21%

		1,616,588	0.21

HAND & MACHINE TOOLS
Other securities[1]		2,996,867	0.40

		2,996,867	0.40

HEALTH CARE – PRODUCTS
Cooper Companies Inc.[2]	109,504	7,506,499	0.99
IDEXX Laboratories Inc.[3]	114,804	5,825,155	0.77
ResMed Inc.[2,3]	113,357	5,396,927	0.71
Respironics Inc.[3]	116,724	6,237,731	0.82
TECHNE Corp.[3]	137,737	5,258,799	0.70
Other securities[1]		45,082,289	5.97

		75,307,400	9.96

HEALTH CARE – SERVICES
Other securities[1]		24,095,262	3.19

		24,095,262	3.19

HOME BUILDERS
NVR Inc.[3]	21,412	11,798,012	1.56
Other securities[1]		11,312,767	1.50

		23,110,779	3.06

HOME FURNISHINGS
Other securities[1]		4,341,109	0.57

		4,341,109	0.57

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[3]	237,204	7,339,092	0.97
Other securities[1]		4,534,737	0.60

		11,873,829	1.57

HOUSEWARES
Toro Co.	76,548	5,228,228	0.69

		5,228,228	0.69

INSURANCE
Other securities[1]		4,346,907	0.57

		4,346,907	0.57

INTERNET
Other securities[1]		11,815,810	1.56

		11,815,810	1.56

LEISURE TIME
Polaris Industries Inc.[2]	142,948	7,979,357	1.06
Other securities[1]		6,284,233	0.83%

		14,263,590	1.89

MACHINERY
Briggs & Stratton Corp.	85,840	6,970,208	0.92
IDEX Corp.	168,942	5,737,270	0.76
Other securities[1]		8,271,301	1.10

		20,978,779	2.78

MANUFACTURING
Roper Industries Inc.	124,031	7,126,821	0.94
Other securities[1]		13,625,940	1.81

		20,752,761	2.75

MEDIA
Other securities[1]		963,717	0.13

		963,717	0.13

METAL FABRICATE & HARDWARE
Other securities[1]		2,718,909	0.36

		2,718,909	0.36

MINING
Other securities[1]		4,823,723	0.64

		4,823,723	0.64

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		4,271,837	0.56

		4,271,837	0.56

OIL & GAS
Patina Oil & Gas Corp.	236,636	6,997,327	0.92
Southwestern Energy Co.[3]	121,202	5,089,272	0.67
Unit Corp.[3]	153,259	5,376,326	0.71
Other securities[1]		17,700,161	2.35

		35,163,086	4.65

OIL & GAS SERVICES
Other securities[1]		21,074,405	2.79

		21,074,405	2.79

PHARMACEUTICALS
Medicis Pharmaceutical Corp. Class A	190,190	7,425,018	0.98
MGI Pharma Inc.[2,3]	236,798	6,320,139	0.83
Other securities[1]		15,087,401	2.00

		28,832,558	3.81

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust Inc.[2]	76,878	$5,523,684	0.73%

		5,523,684	0.73

RETAIL
Sonic Corp.[3]	199,705	5,118,439	0.68
Other securities[1]		52,505,497	6.94

		57,623,936	7.62

SAVINGS & LOANS
Other securities[1]		2,096,119	0.28

		2,096,119	0.28

SEMICONDUCTORS
Other securities[1]		22,961,914	3.04

		22,961,914	3.04

SOFTWARE
Avid Technology Inc.[2,3]	112,400	5,268,188	0.70
Cerner Corp.[2,3]	120,956	5,232,557	0.69
Global Payments Inc.[2]	128,206	6,865,431	0.91
Other securities[1]		27,862,086	3.68

		45,228,262	5.98

TELECOMMUNICATIONS
Other securities[1]		8,296,104	1.10

		8,296,104	1.10

TRANSPORTATION
Landstar System Inc.[3]	101,496	5,955,785	0.79
Other securities[1]		16,102,090	2.13

		22,057,875	2.92

TOTAL COMMON STOCKS (Cost: $648,310,702)		755,385,221	99.93

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	6,307,095	6,302,792	0.84
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	9,806,394	9,801,405	1.30
Other securities[1]		36,921,735	4.87

		53,025,932	7.01

Security	Principal	Value	% of Net Assets
FLOATING RATE NOTES
Beta Finance Inc.
1.63% - 2.04%, 10/12/04 - 10/27/05	$5,953,882	$5,954,667	0.79%
CC USA Inc.
1.61% - 1.63%, 05/04/05 - 07/29/05	2,801,827	2,801,314	0.37
K2 USA LLC
1.61% - 1.79%, 06/10/05 - 10/20/05	4,903,197	4,902,750	0.66
Sigma Finance Inc.
1.52% - 1.75%, 10/07/04 - 09/15/05	5,253,425	5,253,614	0.70
White Pine Finance LLC
1.55% - 1.80%, 11/15/04 - 08/26/05	5,449,553	5,449,060	0.72
Other securities[1]		31,765,658	4.19

		56,127,063	7.43

MEDIUM-TERM NOTES
CC USA Inc. 1.29% - 1.51%, 02/15/05 - 04/15/05	2,311,507	2,311,963	0.30
K2 USA LLC 1.46%, 01/12/05	700,457	700,437	0.09
Other securities[1]		1,400,874	0.19

		4,413,274	0.58

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	5,603,654	5,603,654	0.74
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	21,993,941	21,993,941	2.91
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	15,410,048	15,410,048	2.04
Other securities[1]		1,522,088	0.20

		44,529,731	5.89

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[10]		$26,757,448	3.54%

		26,757,448	3.54

TIME DEPOSITS
Abbey National Treasury Services PLC
1.25% - 1.40%, 10/25/04 - 04/08/05	$5,183,380	5,183,211	0.68
SunTrust Bank
1.88%, 10/01/04	5,603,654	5,603,654	0.74
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	6,164,019	6,163,692	0.80
Other securities[1]		11,753,409	1.58

		28,703,966	3.80

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		5,076,999	0.67

		5,076,999	0.67

TOTAL SHORT-TERM INVESTMENTS (Cost: $218,634,413)		218,634,413	28.92

TOTAL INVESTMENTS IN SECURITIES (Cost: $866,945,115)		974,019,634	128.85
Other Assets, Less Liabilities		(218,099,542)	(28.85)

NET ASSETS		$755,920,092	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$186,387,314	24.66%
Industrial	150,826,948	19.95
Consumer Cyclical	141,830,316	18.76
Technology	93,884,724	12.42
Financial	75,996,818	10.05
Energy	67,069,793	8.87
Communications	24,242,154	3.21
Basic Materials	15,147,154	2.01
Short-Term and Other Net Assets	534,871	0.07

TOTAL	$755,920,092	100.00%

See notes to financial statements.

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[1]		$33,239,162	2.59%

		33,239,162	2.59

AGRICULTURE
Other securities[1]		1,419,649	0.11

		1,419,649	0.11

AIRLINES
Other securities[1]		8,001,658	0.62

		8,001,658	0.62

APPAREL
Other securities[1]		17,716,251	1.38

		17,716,251	1.38

AUTO PARTS & EQUIPMENT
Other securities[1]		2,254,711	0.18

		2,254,711	0.18

BANKS
South Financial Group Inc. (The)[2]	379,709	10,707,794	0.84
United Bancshares Inc.	232,822	8,067,282	0.63
Whitney Holding Corp.	219,371	9,213,582	0.72
Other securities[1]		51,830,941	4.04

		79,819,599	6.23

BIOTECHNOLOGY
Other securities[1]		5,463,251	0.43

		5,463,251	0.43

BUILDING MATERIALS
Other securities[1]		15,815,857	1.23

		15,815,857	1.23

CHEMICALS
Other securities[1]		24,214,838	1.89

		24,214,838	1.89

COMMERCIAL SERVICES
Other securities[1]		47,404,085	3.70

		47,404,085	3.70

COMPUTERS
CACI International Inc. Class A3	156,423	8,256,006	0.64
Other securities[1]		14,356,930	1.12

		22,612,936	1.76

DISTRIBUTION & WHOLESALE
Hughes Supply Inc.	330,256	9,930,798	0.77%
United Stationers Inc.[3]	178,326	7,739,348	0.60
Other securities[1]		8,575,830	0.68

		26,245,976	2.05

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		14,897,640	1.16

		14,897,640	1.16

ELECTRIC
Other securities[1]		32,573,558	2.54

		32,573,558	2.54

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		9,249,965	0.72

		9,249,965	0.72

ELECTRONICS
Other securities[1]		49,097,654	3.83

		49,097,654	3.83

ENGINEERING & CONSTRUCTION
Other securities[1]		16,015,982	1.25

		16,015,982	1.25

ENTERTAINMENT
Other securities[1]		2,640,920	0.21

		2,640,920	0.21

ENVIRONMENTAL CONTROL
Waste Connections Inc.[2,3]	257,668	8,162,922	0.64
Other securities[1]		4,226,427	0.33

		12,389,349	0.97

FOOD
Corn Products International Inc.	198,028	9,129,091	0.71
Other securities[1]		29,137,446	2.28

		38,266,537	2.99

FOREST PRODUCTS & PAPER
Other securities[1]		16,477,209	1.29

		16,477,209	1.29

GAS
Atmos Energy Corp.[2]	336,157	8,467,795	0.66
Energen Corp.	195,491	10,077,561	0.79
Piedmont Natural Gas Co.[2]	205,881	9,046,411	0.71

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Southern Union Co.[2,3]	439,768	$9,015,244	0.70%
UGI Corp.	273,788	10,201,341	0.80
Other securities[1]		21,081,693	1.64

		67,890,045	5.30

HAND & MACHINE TOOLS
Other securities[1]		3,169,422	0.25

		3,169,422	0.25

HEALTH CARE - PRODUCTS
Invacare Corp.[2]	167,308	7,696,168	0.60
Other securities[1]		15,795,539	1.23

		23,491,707	1.83

HEALTH CARE - SERVICES
AMERIGROUP Corp.[3]	133,509	7,509,881	0.59
Other securities[1]		14,892,919	1.16

		22,402,800	1.75

HOME BUILDERS
M.D.C. Holdings Inc.	175,142	12,802,880	1.00
Standard-Pacific Corp.[2]	180,551	10,177,660	0.79
Other securities[1]		8,602,925	0.67

		31,583,465	2.46

HOME FURNISHINGS
Other securities[1]		6,617,949	0.52

		6,617,949	0.52

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		3,849,296	0.30

		3,849,296	0.30

HOUSEWARES
Other securities[1]		3,439,532	0.27

		3,439,532	0.27

INSURANCE
UICI	248,959	8,150,918	0.64
Other securities[1]		45,390,500	3.54

		53,541,418	4.18

INTERNET
Other securities[1]		10,397,491	0.81

		10,397,491	0.81

IRON & STEEL
Reliance Steel & Aluminum Co.	174,536	6,929,079	0.54
Steel Dynamics Inc.[2]	266,565	10,294,740	0.80
Other securities[1]		15,828,826	1.24

		33,052,645	2.58

LEISURE TIME
Other securities[1]		8,987,319	0.70

		8,987,319	0.70

LODGING
Other securities[1]		10,952,154	0.85

		10,952,154	0.85

MACHINERY
Other securities[1]		26,183,791	2.04

		26,183,791	2.04

MANUFACTURING
AptarGroup Inc.	195,525	8,597,234	0.67
Other securities[1]		15,357,445	1.20

		23,954,679	1.87

MEDIA
Other securities[1]		4,513,455	0.35

		4,513,455	0.35

METAL FABRICATE & HARDWARE
Mueller Industries Inc.	187,822	8,066,955	0.63
Timken Co. (The)	484,038	11,917,016	0.93
Other securities[1]		17,323,847	1.35

		37,307,818	2.91

MINING
Other securities[1]		10,479,447	0.82

		10,479,447	0.82
OFFICE FURNISHINGS
Other securities[1]		2,230,178	0.17

		2,230,178	0.17

OIL & GAS
Cimarex Energy Co.[3]	222,174	7,762,760	0.60
Other securities[1]		23,629,928	1.85

		31,392,688	2.45

OIL & GAS SERVICES
Other securities[1]		24,697,299	1.93

		24,697,299	1.93

PACKAGING & CONTAINERS
Other securities[1]		2,525,559	0.20

		2,525,559	0.20

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of net assets
PHARMACEUTICALS
Other securities[1]		$6,246,362	0.49%

		6,246,362	0.49

REAL ESTATE INVESTMENT TRUSTS
Shurgard Storage Centers Inc. Class A	246,983	9,582,940	0.75
Other securities[1]		45,953,585	3.58

		55,536,525	4.33

RETAIL
Zale Corp.[3]	278,918	7,837,596	0.61
Other securities[1]		97,421,145	7.60

		105,258,741	8.21

SAVINGS & LOANS
Downey Financial Corp.	150,174	8,253,563	0.64
Flagstar Bancorp Inc.[2]	328,466	6,989,756	0.54
MAF Bancorp Inc.	175,072	7,550,855	0.59
Other securities[1]		38,086,365	2.98

		60,880,539	4.75

SEMICONDUCTORS
Skyworks Solutions Inc.[2,3]	835,138	7,933,811	0.62
Other securities[1]		21,933,415	1.71

		29,867,226	2.33

SOFTWARE
Other securities[1]		21,141,422	1.65

		21,141,422	1.65

STORAGE & WAREHOUSING
Other securities[1]		1,939,881	0.15

		1,939,881	0.15

TELECOMMUNICATIONS
Anixter International Inc.[2]	198,573	6,967,927	0.54
Other securities[1]		23,619,378	1.85

		30,587,305	2.39

TEXTILES
Other securities[1]		5,657,402	0.44

		5,657,402	0.44

TOYS, GAMES & HOBBIES
Other securities[1]		5,399,760	0.42

		5,399,760	0.42

Security	Shares or Principal	Value	% of Net Assets

TRANSPORTATION
Yellow Roadway Corp.[2,3]	258,590	$12,125,285	0.95%
Other securities[1]		24,895,519	1.94

		37,020,804	2.89

WATER
Other securities[1]		2,229,969	0.17

		2,229,969	0.17

TOTAL COMMON STOCKS (Cost: $1,165,453,296)		1,280,242,880	99.89

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Grampian Funding LLC
1.26% - 1.78%, 10/18/04 - 11/30/04	$6,972,986	6,965,141	0.53
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	8,969,511	8,963,390	0.70
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	13,945,972	13,938,876	1.08
Other securities[1]		45,542,380	3.57

		75,409,787	5.88

FLOATING RATE NOTES
Beta Finance Inc.
1.63% - 2.04%, 10/12/04 - 10/27/05	8,467,197	8,468,313	0.66
Canadian Imperial Bank of Commerce
1.68%, 09/13/05	2,988,422	2,987,495	0.23
CC USA Inc.
1.61% - 1.63%, 05/04/05 - 07/29/05	3,984,563	3,983,834	0.30
K2 USA LLC
1.61% - 1.79%, 06/10/05 - 10/20/05	6,972,986	6,972,351	0.54
National City Bank (Ohio)
1.67% - 1.76%, 06/10/05 - 08/09/05	4,980,704	4,979,975	0.38

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
Sigma Finance Inc.
1.52% - 1.75%, 10/07/04 - 09/15/05	$7,471,056	$7,471,326	0.59%
White Pine Finance LLC
1.55% - 1.80%, 11/15/04 - 08/26/05	7,749,976	7,749,275	0.61
Other securities[1]		37,207,439	2.92

		79,820,008	6.23

MEDIUM-TERM NOTES
CC USA Inc.
1.29% - 1.51%, 02/15/05 - 04/15/05	3,287,265	3,287,914	0.25
K2 USA LLC
1.46%, 01/12/05	996,141	996,113	0.08
Other securities[1]		1,992,225	0.16

		6,276,252	0.49

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	7,969,127	7,969,127	0.62
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	33,547,251	33,547,251	2.62
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	21,915,098	21,915,098	1.71
Other securities[1]		2,164,606	0.17

		65,596,082	5.12

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		38,052,581	2.97

		38,052,581	2.97

TIME DEPOSITS
Abbey National Treasury Services PLC
1.25% - 1.40%, 10/25/04 - 04/08/05	$7,371,442	7,371,200	0.57

Security	Principal	Value	% of Net Assets
Canadian Imperial Bank of Commerce
1.24% - 1.40%, 10/07/04 - 11/22/04	$3,984,563	$3,984,562	0.31%
National City Bank (Ohio)
1.25%, 01/06/05	1,992,282	1,992,308	0.16
SunTrust Bank
1.88%, 10/01/04	7,969,127	7,969,127	0.62
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	8,766,039	8,765,574	0.69
Other securities[1]		10,738,012	0.84

		40,820,783	3.19

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		7,220,156	0.56

		7,220,156	0.56

TOTAL SHORT-TERM INVESTMENTS (Cost: $313,195,649)		313,195,649	24.44

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,478,648,945)		1,593,438,529	124.33
Other Assets, Less Liabilities		(311,825,964)	(24.33)

NET ASSETS		$1,281,612,565	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Industrial	$265,970,042	20.75%
Financial	264,675,721	20.65
Consumer Cyclical	244,289,844	19.06
Consumer Non-Cyclical	148,543,687	11.59
Utilities	102,693,572	8.01
Basic Materials	78,860,192	6.15
Technology	73,621,584	5.75
Energy	56,089,987	4.38
Communications	45,498,251	3.55
Short-Term and Other Net Assets	1,369,685	0.11

TOTAL	$1,281,612,565	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$92,737	0.19%

		92,737	0.19

AEROSPACE & DEFENSE
United Technologies Corp.	2,119	197,872	0.40
Other securities[1]		649,388	1.33

		847,260	1.73

AGRICULTURE	8,498
Altria Group Inc.		399,746	0.81
Other securities[1]		121,081	0.25

		520,827	1.06

AIRLINES
Other securities[1]		66,482	0.14

		66,482	0.14

APPAREL
Other securities[1]		226,961	0.46

		226,961	0.46

AUTO MANUFACTURERS
Other securities[1]		278,945	0.57

		278,945	0.57

AUTO PARTS & EQUIPMENT
Other securities[1]		141,043	0.29

		141,043	0.29

BANKS
Bank of America Corp.	16,848	730,024	1.49
U.S. Bancorp	7,783	224,929	0.46
Wachovia Corp.	5,423	254,610	0.52
Wells Fargo & Co.	6,991	416,873	0.85
Other securities[1]		1,562,250	3.18

		3,188,686	6.50

BEVERAGES
Coca-Cola Co. (The)	10,049	402,462	0.82
PepsiCo Inc.	7,016	341,328	0.70
Other securities[1]		294,292	0.59

		1,038,082	2.11

BIOTECHNOLOGY
Amgen Inc.[2]	5,243	297,173	0.61
Other securities[1]		266,325	0.54

		563,498	1.15

BUILDING MATERIALS
Other securities[1]		163,029	0.33

		163,029	0.33

CHEMICALS
Other securities[1]		842,352	1.72

		842,352	1.72

COAL
Other securities[1]		32,662	0.07

		32,662	0.07

COMMERCIAL SERVICES
Other securities[1]		627,009	1.28

		627,009	1.28

COMPUTERS
Dell Inc.[2]	10,340	368,104	0.75
Hewlett-Packard Co.	12,507	234,506	0.48
International Business Machines Corp.	6,938	594,864	1.21
Other securities[1]		686,773	1.40

		1,884,247	3.84

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	10,529	569,829	1.16
Other securities[1]		508,238	1.04

		1,078,067	2.20

DISTRIBUTION & WHOLESALE
Other securities[1]		127,802	0.26

		127,802	0.26

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	5,251	270,216	0.55
Citigroup Inc.	21,456	946,639	1.93
Federal National Mortgage Association	4,018	254,741	0.52
JP Morgan Chase & Co.	14,753	586,137	1.19
Merrill Lynch & Co. Inc.	3,891	193,461	0.39
Morgan Stanley	4,558	224,709	0.46
Other securities[1]		1,176,305	2.40

		3,652,208	7.44

ELECTRIC
Other securities[1]		1,394,459	2.84

		1,394,459	2.84

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$206,064	0.42%

		206,064	0.42

ELECTRONICS
Other securities[1]		391,604	0.80

		391,604	0.80

ENERGY - ALTERNATE SOURCES
Other securities[1]		5,061	0.01

		5,061	0.01

ENGINEERING & CONSTRUCTION
Other securities[1]		46,372	0.09

		46,372	0.09

ENTERTAINMENT
Other securities[1]		93,663	0.19

		93,663	0.19

ENVIRONMENTAL CONTROL
Other securities[1]		119,348	0.24

		119,348	0.24

FOOD
Other securities[1]		914,844	1.86

		914,844	1.86

FOREST PRODUCTS & PAPER
Other securities[1]		287,600	0.59

		287,600	0.59

GAS
Other securities[1]		160,958	0.33

		160,958	0.33

HAND & MACHINE TOOLS
Other securities[1]		59,802	0.12

		59,802	0.12

HEALTH CARE - PRODUCTS
Johnson & Johnson	12,294	692,521	1.41
Medtronic Inc.	5,006	259,811	0.53
Other securities[1]		912,411	1.86

		1,864,743	3.80

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	2,751	202,859	0.41
Other securities[1]		529,931	1.08

		732,790	1.49

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		16,372	0.03

		16,372	0.03

HOME BUILDERS
Other securities[1]		235,471	0.48

		235,471	0.48

HOME FURNISHINGS
Other securities[1]		87,909	0.18

		87,909	0.18

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		171,864	0.35

		171,864	0.35

HOUSEWARES
Other securities[1]		32,464	0.07

		32,464	0.07

INSURANCE
American International
Group Inc.	10,791	733,680	1.49
Other securities[1]		1,625,796	3.32

		2,359,476	4.81

INTERNET
eBay Inc.[2]	2,738	251,732	0.51
Other securities[1]		337,712	0.69

		589,444	1.20

IRON & STEEL
Other securities[1]		81,197	0.17

		81,197	0.17

LEISURE TIME
Other securities[1]		258,049	0.53

		258,049	0.53

LODGING
Other securities[1]		206,604	0.42

		206,604	0.42

MACHINERY
Other securities[1]		323,415	0.66

		323,415	0.66

MANUFACTURING
General Electric Co.	43,733	1,468,554	2.99
3M Co.	3,242	259,263	0.53

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Tyco International Ltd.[3]	8,319	$255,061	0.52%
Other securities[1]		706,784	1.44

		2,689,662	5.48

MEDIA
Comcast Corp. Class A2	9,256	261,389	0.53
Time Warner Inc.[2]	18,938	305,659	0.62
Viacom Inc. Class B	7,185	241,129	0.49
Other securities[1]		688,600	1.41

		1,496,777	3.05

METAL FABRICATE & HARDWARE
Other securities[1]		56,505	0.11

		56,505	0.11

MINING
Other securities[1]		285,708	0.58

		285,708	0.58

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		97,699	0.20

		97,699	0.20

OFFICE FURNISHINGS
Other securities[1]		18,578	0.04

		18,578	0.04

OIL & GAS
ChevronTexaco Corp.	8,823	473,266	0.96
ConocoPhillips	2,852	236,288	0.48
Exxon Mobil Corp.	26,946	1,302,300	2.65
Other securities[1]		1,025,325	2.10

		3,037,179	6.19

OIL & GAS SERVICES
Other securities[1]		491,923	1.00

		491,923	1.00

PACKAGING & CONTAINERS
Other securities[1]		84,048	0.17

		84,048	0.17

PHARMACEUTICALS
Abbott Laboratories[3]	6,466	273,900	0.56
Lilly (Eli) & Co.	4,682	281,154	0.57
Merck & Co. Inc.	9,189	303,237	0.62
Pfizer Inc.	31,275	957,015	1.95
Wyeth	5,531	206,859	0.42
Other securities[1]		837,639	1.71

		2,859,804	5.83

PIPELINES
Other securities[1]		139,430	0.28

		139,430	0.28

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		349,555	0.71

		349,555	0.71

RETAIL
Home Depot Inc.	9,093	356,446	0.73
Wal-Mart Stores Inc.	17,572	934,830	1.90
Other securities[1]		2,201,959	4.49

		3,493,235	7.12

SAVINGS & LOANS
Other securities[1]		387,725	0.79

		387,725	0.79

SEMICONDUCTORS
Intel Corp.	26,570	532,994	1.09
Other securities[1]		838,680	1.70

		1,371,674	2.79

SOFTWARE
Microsoft Corp.	45,035	1,245,218	2.54
Oracle Corp.[2]	21,415	241,561	0.49
Other securities[1]		838,303	1.71

		2,325,082	4.74

STORAGE & WAREHOUSING
Other securities[1]		1,488	0.00

		1,488	0.00

TELECOMMUNICATIONS
BellSouth Corp.	7,608	206,329	0.42
Cisco Systems Inc.[2]	28,005	506,891	1.03
QUALCOMM Inc.	6,741	263,169	0.54
SBC Communications Inc.	13,724	356,138	0.73
Verizon Communications Inc.	11,466	451,531	0.92
Other securities[1]		1,121,679	2.28

		2,905,737	5.92

TEXTILES
Other securities[1]		56,649	0.11

		56,649	0.11

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[1]		$49,770	0.10%

		49,770	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	4,657	353,559	0.72
Other securities[1]		462,865	0.94

		816,424	1.66

TRUCKING & LEASING
Other securities[1]		5,332	0.01

		5,332	0.01

WATER
Other securities[1]		10,117	0.02

		10,117	0.02

TOTAL COMMON STOCKS (Cost: $49,830,243)		49,041,571	99.92

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		683,120	1.39

		683,120	1.39

FLOATING RATE NOTES
Other securities[1]		723,079	1.47

		723,079	1.47

MEDIUM-TERM NOTES
Other securities[1]		56,857	0.12

		56,857	0.12

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	72,191	72,191	0.15
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	500,575	500,575	1.02
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	198,524	198,524	0.40
Other securities[1]		19,609	0.04

		790,899	1.61

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		344,711	0.70

		344,711	0.70

TIME DEPOSITS
Other securities[1]		369,782	0.76

		369,782	0.76

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		65,406	0.13

		65,406	0.13

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,033,854)		3,033,854	6.18

TOTAL INVESTMENTS IN SECURITIES (Cost: $52,864,097)		52,075,425	106.10

Other Assets, Less Liabilities		(2,993,450)	(6.10)

NET ASSETS		$49,081,975	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$10,371,528	21.13%
Financial	9,937,650	20.25
Industrial	5,808,865	11.84
Technology	5,678,702	11.57
Consumer Cyclical	5,379,177	10.96
Communications	5,084,695	10.36
Energy	3,706,255	7.55
Utilities	1,565,534	3.19
Basic Materials	1,492,793	3.04
Diversified	16,372	0.03
Short-Term and Other Net Assets	40,404	0.08

TOTAL	$49,081,975	100.00%

See notes to financial statements.

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2004

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	MidCap 400 Index Fund	MidCap 400/BARRA Growth Index Fund
ASSETS
Unaffiliated issuers	$10,619,087,750	$1,841,815,282	$2,479,149,059	$2,101,669,571	$1,023,073,042

Affiliated issuers[a]	$164,826,725	$28,657,007	$42,189,226	$93,224,139	$44,536,378

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$10,306,521,957	$1,892,334,159	$2,619,411,614	$2,282,843,717	$1,094,736,600
Affiliated issuers[a]	164,826,725	28,657,007	42,189,226	93,224,139	44,536,378
Receivables:
Investment securities sold	7,975,172	1,123,731	1,464,294	1,712,158	—
Dividends and interest	11,312,721	2,504,085	2,207,042	1,200,100	433,327
Capital shares sold	52,820	39,506	28,196	—	2,735

Total Assets	10,490,689,395	1,924,658,488	2,665,300,372	2,378,980,114	1,139,709,040

LIABILITIES
Payables:
Investment securities purchased	11,009,256	2,170,031	2,553,856	1,721,085	—
Collateral for securities on loan (Note 5)	631,824,880	114,123,755	157,003,970	454,624,299	223,768,654
Capital shares redeemed	545,724	—	—	522,423	161,052
Distribution to shareholders	40,897,570	5,636,477	10,737,708	4,535,579	1,035,845
Investment advisory fees (Note 2)	1,532,107	528,662	696,667	615,683	352,098

Total Liabilities	685,809,537	122,458,925	170,992,201	462,019,069	225,317,649

NET ASSETS	$9,804,879,858	$1,802,199,563	$2,494,308,171	$1,916,961,045	$914,391,391

Net assets consist of:
Paid-in capital	$10,287,141,903	$1,834,026,558	$2,430,311,600	$1,750,534,279	$899,850,505
Undistributed net investment income	2,792,974	351,751	814,107	619,953	95,580
Accumulated net realized loss	(172,489,226)	(82,697,623)	(77,080,091)	(15,367,333)	(57,218,252)
Net unrealized appreciation (depreciation)	(312,565,793)	50,518,877	140,262,555	181,174,146	71,663,558

NET ASSETS	$9,804,879,858	$1,802,199,563	$2,494,308,171	$1,916,961,045	$914,391,391

Shares outstanding	87,700,000	33,450,000	43,350,000	16,150,000	7,600,000

Net asset value per share	$111.80	$53.88	$57.54	$118.70	$120.31

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $612,942,744, $110,488,662, $151,999,176, $441,843,626 and $217,485,083, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2004

	iShares S&P
	MidCap 400/Barra Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,565,747,288	$2,931,477,996	$823,937,472	$1,415,217,469	$52,092,807

Affiliated issuers[a]	$68,748,192	$137,088,441	$43,007,643	$63,431,476	$771,290

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$1,694,639,455	$2,985,760,912	$931,011,991	$1,530,007,053	$51,304,135
Affiliated issuers[a]	68,748,192	137,088,441	43,007,643	63,431,476	771,290
Receivables:
Investment securities sold	2,485,624	26,340,303	2,761,213	14,759,611	40,101
Dividends and interest	1,076,453	2,198,019	543,277	1,350,112	57,137
Capital shares sold	8,089	—	—	—	—
Capital shares redeemed	—	—	2,346,444	—	—

Total Assets	1,766,957,813	3,151,387,675	979,670,568	1,609,548,252	52,172,663

LIABILITIES
Payables:
Investment securities purchased	2,541,539	26,366,450	5,081,889	14,691,000	51,957
Collateral for securities on loan (Note 5)	329,431,548	681,603,553	217,632,499	309,501,798	2,803,715
Capital shares redeemed	525,134	132,436	—	—	—
Distribution to shareholders	4,367,405	4,860,949	741,755	3,254,825	216,621
Investment advisory fees (Note 2)	550,580	775,509	294,333	488,064	18,395

Total Liabilities	337,416,206	713,738,897	223,750,476	327,935,687	3,090,688

NET ASSETS	$1,429,541,607	$2,437,648,778	$755,920,092	$1,281,612,565	$49,081,975

NET ASSETS CONSIST OF:
Paid-in capital	$1,303,375,674	$2,215,774,033	$664,141,004	$1,168,789,075	$50,154,665
Undistributed net investment income	771,928	1,152,562	118,868	910,290	12,109
Undistributed net realized gain (accumulated net realized loss)	(3,498,162)	166,439,267	(15,414,299)	(2,876,384)	(296,127)
Net unrealized appreciation (depreciation)	128,892,167	54,282,916	107,074,519	114,789,584	(788,672)

NET ASSETS	$1,429,541,607	$2,437,648,778	$755,920,092	$1,281,612,565	$49,081,975

Shares outstanding	12,400,000	16,850,000	8,000,000	11,700,000	500,000

Net asset value per share	$115.29	$144.67	$94.49	$109.54	$98.16

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $319,131,934, $660,223,446, $211,301,788, $298,562,528 and $2,724,447, respectively. See Note 5.

See notes to financial statements.

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2004

	iShares S&P
	500 Index Fund	500/BARRA Growth Index Fund	500/BARRA Value Index Fund	MidCap 400 Index Fund	MidCap 400/BARRA Growth Index Fund
NET INVESTMENT INCOME
Dividends	$78,860,014	$11,598,576	$21,625,703	$10,834,721	$2,850,454
Interest[a]	45,039	7,264	8,502	5,951	3,139
Securities lending income[a]	290,477	50,548	70,443	203,826	91,107

Total investment income	79,195,530	11,656,388	21,704,648	11,044,498	2,944,700

EXPENSES (Note 2)
Investment advisory fees	4,315,161	1,494,462	1,900,061	1,802,809	1,005,639

Total expenses	4,315,161	1,494,462	1,900,061	1,802,809	1,005,639

Net investment income	74,880,369	10,161,926	19,804,587	9,241,689	1,939,061

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(64,471,445)	(9,028,485)	(5,410,355)	(6,051,371)	(8,811,743)
In-kind redemptions	190,739,538	3,904,602	7,273,384	36,146,623	25,431,318

Net realized gain (loss)	126,268,093	(5,123,883)	1,863,029	30,095,252	16,619,575

Net change in unrealized appreciation (depreciation)	(225,150,668)	(45,405,338)	28,511,970	(58,862,038)	(37,545,998)

Net realized and unrealized gain (loss)	(98,882,575)	(50,529,221)	30,374,999	(28,766,786)	(20,926,423)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,002,206)	$(40,367,295)	$50,179,586	$(19,525,097)	$(18,987,362)

[a]	Includes income earned from affiliated issuers. The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2004

	iShares S&P
	MidCap 400/BARRA Value Index Fund	SmallCap 600 Index Fund	SmallCap 600/BARRA Growth Index Fund	SmallCap 600/BARRA Value Index Fund	1500 Index Fund
NET INVESTMENT INCOME
Dividends[a]	$10,548,508	$12,552,874	$2,366,938	$7,852,783	$479,187
Interest[b]	4,586	7,452	3,004	4,675	294
Securities lending income[b]	139,110	507,588	190,487	163,953	2,117

Total investment income	10,692,204	13,067,914	2,560,429	8,021,411	481,598

EXPENSES (Note 2)
Investment advisory fees	1,565,215	2,355,973	864,949	1,380,287	57,930

Total expenses	1,565,215	2,355,973	864,949	1,380,287	57,930

Net investment income	9,126,989	10,711,941	1,695,480	6,641,124	423,668

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(8,696,607)	(8,481,208)	(9,008,945)	(9,157,495)	(127,842)
In-kind redemptions	42,126,728	231,310,455	35,660,304	51,381,756	(131,418)

Net realized gain (loss)	33,430,121	222,829,247	26,651,359	42,224,261	(259,260)

Net change in unrealized appreciation (depreciation)	(33,692,141)	(170,064,462)	(20,909,499)	(11,846,630)	(306,696)

Net realized and unrealized gain (loss)	(262,020)	52,764,785	5,741,860	30,377,631	(565,956)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,864,969	$63,476,726	$7,437,340	$37,018,755	$(142,288)

[a]	Net of foreign withholding tax of $-, $5,011, $3,232, $- and $4, respectively.
[b]	Includes income earned from affiliated issuers. The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

See notes to financial statements.

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 5 00/BARRA Growth Index Fund		iShares S&P 500/BARRA Value Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the Six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the Six months Ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$74,880,369	$113,242,505	$10,161,926	$13,401,787	$19,804,587	$23,700,935
Net realized gain (loss)	126,268,093	129,544,214	(5,123,883)	(6,494,079)	1,863,029	23,060,283
Net change in unrealized appreciation (depreciation)	(225,150,668)	1,610,973,108	(45,405,338)	214,569,392	28,511,970	332,367,597

Net increase (decrease) in net assets resulting from operations	(24,002,206)	1,853,759,827	(40,367,295)	221,477,100	50,179,586	379,128,815

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(73,822,769)	(114,236,145)	(10,171,825)	(13,455,529)	(19,298,575)	(23,739,453)

Total distributions to shareholders	(73,822,769)	(114,236,145)	(10,171,825)	(13,455,529)	(19,298,575)	(23,739,453)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,282,041,020	3,200,614,124	399,458,466	577,526,712	567,435,297	956,447,190
Cost of shares redeemed	(871,015,345)	(1,129,781,843)	(16,641,021)	(21,208,248)	(2,854,626)	(83,028,673)

Net increase in net assets from
capital share transactions	1,411,025,675	2,070,832,281	382,817,445	556,318,464	564,580,671	873,418,517

INCREASE IN NET ASSETS	1,313,200,700	3,810,355,963	332,278,325	764,340,035	595,461,682	1,228,807,879

NET ASSETS:
Beginning of period	8,491,679,158	4,681,323,195	1,469,921,238	705,581,203	1,898,846,489	670,038,610

End of period	$9,804,879,858	$8,491,679,158	$1,802,199,563	$1,469,921,238	$2,494,308,171	$1,898,846,489

Undistributed net investment income included in net assets at end of period	$2,792,974	$1,735,374	$351,751	$361,650	$814,107	$308,095

SHARES ISSUED AND REDEEMED:
Shares sold	20,250,000	31,050,000	7,250,000	11,000,000	10,100,000	18,200,000
Shares redeemed	(7,750,000)	(10,900,000)	(300,000)	(400,000)	(50,000)	(1,500,000)

Net increase in shares outstanding	12,500,000	20,150,000	6,950,000	10,600,000	10,050,000	16,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Index Fund		iShares S&P MidCap 400/BARRA Growth Index Fund		iShares S&P MidCap 400/BARRA Value Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,241,689	$13,205,552	$1,939,061	$2,237,228	$9,126,989	$12,145,263
Net realized gain (loss)	30,095,252	99,396,849	16,619,575	(7,694,699)	33,430,121	47,602,652
Net change in unrealized appreciation (depreciation)	(58,862,038)	385,380,742	(37,545,998)	156,031,978	(33,692,141)	275,043,850

Net increase (decrease) in net assets resulting from operations	(19,525,097)	497,983,143	(18,987,362)	150,574,507	8,864,969	334,791,765

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,898,729)	(13,211,338)	(1,900,383)	(2,217,254)	(8,746,677)	(11,924,665)

Total distributions to shareholders	(8,898,729)	(13,211,338)	(1,900,383)	(2,217,254)	(8,746,677)	(11,924,665)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	350,739,177	507,547,511	314,489,961	217,891,145	318,520,492	329,803,313
Cost of shares redeemed	(41,374,660)	(511,548,964)	(49,032,577)	(5,942,872)	(23,003,796)	(65,546,541)

Net increase (decrease) in net assets from capital share transactions	309,364,517	(4,001,453)	265,457,384	211,948,273	295,516,696	264,256,772

INCREASE IN NET ASSETS	280,940,691	480,770,352	244,569,639	360,305,526	295,634,988	587,123,872

NET ASSETS:
Beginning of period	1,636,020,354	1,155,250,002	669,821,752	309,516,226	1,133,906,619	546,782,747

End of period	$1,916,961,045	$1,636,020,354	$914,391,391	$669,821,752	$1,429,541,607	$1,133,906,619

Undistributed net investment income included in net assets at end of period	$619,953	$276,993	$95,580	$56,902	$771,928	$391,616

SHARES ISSUED AND REDEEMED:
Shares sold	2,950,000	4,700,000	2,600,000	1,950,000	2,800,000	3,150,000
Shares redeemed	(350,000)	(5,250,000)	(400,000)	(50,000)	(200,000)	(650,000)

Net increase (decrease) in Shares outstanding	2,600,000	(550,000)	2,200,000	1,900,000	2,600,000	2,500,000

See notes to financial statements.

60	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600/Barra Growth Index Fund		iShares S&P SmallCap 600/Barra Value Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,711,941	$12,369,264	$1,695,480	$1,966,686	$6,641,124	$6,926,573
Net realized gain	222,829,247	143,461,297	26,651,359	16,056,912	42,224,261	38,631,239
Net change in unrealized appreciation (depreciation)	(170,064,462)	531,526,283	(20,909,499)	163,368,783	(11,846,630)	273,238,816

Net increase in net assets resulting from operations	63,476,726	687,356,844	7,437,340	181,392,381	37,018,755	318,796,628

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,011,843)	(12,300,359)	(1,629,207)	(1,998,876)	(6,147,906)	(6,739,417)
Return of capital	—	(221,474)	—	—	—	(271,018)

Total distributions to shareholders	(10,011,843)	(12,521,833)	(1,629,207)	(1,998,876)	(6,147,906)	(7,010,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,054,466,927	954,769,647	145,240,773	216,843,389	276,855,506	248,986,618
Cost of shares redeemed	(896,818,422)	(425,365,225)	(83,265,796)	(20,872,305)	(46,748,205)	(23,086,473)

Net increase in net assets from capital share transactions	157,648,505	529,404,422	61,974,977	195,971,084	230,107,301	225,900,145

INCREASE IN NET ASSETS	211,113,388	1,204,239,433	67,783,110	375,364,589	260,978,150	537,686,338

NET ASSETS:
Beginning of period	2,226,535,390	1,022,295,957	688,136,982	312,772,393	1,020,634,415	482,948,077

End of period	$2,437,648,778	$2,226,535,390	$755,920,092	$688,136,982	$1,281,612,565	$1,020,634,415

Undistributed net investment income included in net assets at end of period	$1,152,562	$452,464	$118,868	$52,595	$910,290	$417,072

SHARES ISSUED AND REDEEMED:
Shares sold	7,600,000	7,700,000	1,550,000	2,600,000	2,600,000	2,550,000
Shares redeemed	(6,400,000)	(3,200,000)	(900,000)	(250,000)	(450,000)	(250,000)

Net increase in shares outstanding	1,200,000	4,500,000	650,000	2,350,000	2,150,000	2,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 1500 Index Fund
	For the Six months ended September 30, 2004 (Unaudited)	For the period January 20, 2004[a] to March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$423,668	$176,590
Net realized loss	(259,260)	(36,867)
Net change in unrealized appreciation (depreciation)	(306,696)	(481,976)

Net decrease in net assets resulting from operations	(142,288)	(342,253)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(426,023)	(162,126)

Total distributions to shareholders	(426,023)	(162,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	60,020,488
Cost of shares redeemed	(9,865,823)	—

Net increase (decrease) in net assets from capital share transactions	(9,865,823)	60,020,488

INCREASE (DECREASE) IN NET ASSETS	(10,434,134)	59,516,109

NET ASSETS:
Beginning of period	59,516,109	—

End of period	$49,081,975	$59,516,109

Undistributed net investment income included in net assets at end of period	$12,109	$14,464

SHARES ISSUED AND REDEEMED:
Shares sold	—	600,000
Shares redeemed	(100,000)	—

Net increase (decrease) in shares outstanding	(100,000)	600,000

[a]	Commencement of operations.

See notes to financial statements.

62	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$112.92	$85.04	$115.00	$116.24	$145.24

Income from investment operations:
Net investment income	0.88	1.66	1.53	1.39	1.06
Net realized and unrealized gain (loss)	(1.13)	27.91	(29.97)	(1.25)	(28.98)

Total from investment operations	(0.25)	29.57	(28.44)	0.14	(27.92)

Less distributions from:
Net investment income	(0.87)	(1.69)	(1.52)	(1.38)	(1.01)
Net realized gain	—	—	—	—	(0.07)

Total distributions	(0.87)	(1.69)	(1.52)	(1.38)	(1.08)

Net asset value, end of period	$111.80	$112.92	$85.04	$115.00	$116.24

Total return	(0.22)%[b]	34.93%	(24.80)%	0.13%	(19.32)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,804,880	$8,491,679	$4,681,323	$4,208,946	$2,876,839
Ratio of expenses to average net assets[c]	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[c]	1.64%	1.66%	1.67%	1.27%	1.06%
Portfolio turnover rate[d]	2%	3%	5%	3%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/Barra Growth Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$55.47	$44.38	$58.82	$56.61	$82.15

Income from investment operations:
Net investment income	0.32	0.61	0.51	0.43	0.25
Net realized and unrealized gain (loss)	(1.59)	11.10	(14.44)	2.19	(25.44)

Total from investment operations	(1.27)	11.71	(13.93)	2.62	(25.19)

Less distributions from:
Net investment income	(0.32)	(0.62)	(0.51)	(0.41)	(0.24)
Net realized gain	—	—	—	—	(0.11)

Total distributions	(0.32)	(0.62)	(0.51)	(0.41)	(0.35)

Net asset value, end of period	$53.88	$55.47	$44.38	$58.82	$56.61

Total return	(2.29)%[b]	26.46%	(23.72)%	4.64%	(30.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,802,200	$1,469,921	$705,581	$464,656	$141,520
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.22%	1.22%	1.19%	0.82%	0.45%
Portfolio turnover rate[d]	5%	14%	17%	28%	31%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500/BARRA Value Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$57.02	$40.36	$55.81	$59.31	$60.20

Income from investment operations:
Net investment income	0.49	0.91	0.85	0.83	0.65
Net realized and unrealized gain (loss)	0.51	16.68	(15.46)	(3.49)	(0.78)

Total from investment operations	1.00	17.59	(14.61)	(2.66)	(0.13)

Less distributions from:
Net investment income	(0.48)	(0.93)	(0.84)	(0.84)	(0.61)
Net realized gain	—	—	—	—	(0.15)

Total distributions	(0.48)	(0.93)	(0.84)	(0.84)	(0.76)

Net asset value, end of period	$57.54	$57.02	$40.36	$55.81	$59.31

Total return	1.77%[b]	43.80%	(26.29)%	(4.48)%	(0.27)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,494,308	$1,898,846	$670,039	$586,051	$367,704
Ratio of expenses to average net assets[c]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[c]	1.88%	1.91%	2.01%	1.56%	1.51%
Portfolio turnover rate[d]	2%	5%	22%	17%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2004 (unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net Asset Value, Beginning Of Period	$120.74	$81.93	$108.14	$91.77	$92.63

Income From Investment Operations:
Net investment income	0.58	1.05	0.76	0.75	0.72
Net realized and unrealized gain (loss)	(2.06)	38.81	(26.22)	16.37	(0.59)

Total from investment operations	(1.48)	39.86	(25.46)	17.12	0.13

Less Distributions From:
Net investment income	(0.56)	(1.05)	(0.75)	(0.75)	(0.69)
Net realized gain	—	—	—	—	(0.30)

Total distributions	(0.56)	(1.05)	(0.75)	(0.75)	(0.99)

Net asset value, end of period	$118.70	$120.74	$81.93	$108.14	$91.77

Total Return	(1.23)%[b]	48.81%	(23.59)%	18.75%	0.04%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,916,961	$1,636,020	$1,155,250	$605,571	$156,005
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.03%	1.02%	0.98%	0.87%	0.86%
Portfolio turnover rate[d]	5%	11%	12%	14%	32%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Growth Index Fund
	Six months ended Sep. 30, 2004 (unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$124.04	$88.43	$117.38	$101.31	$135.73

Income from investment operations:
Net investment income	0.26	0.48	0.27	0.14	0.01
Net realized and unrealized gain (loss)	(3.73)	35.61	(28.95)	16.07	(33.95)

Total from investment operations	(3.47)	36.09	(28.68)	16.21	(33.94)

Less distributions from:
Net investment income	(0.26)	(0.48)	(0.27)	(0.14)	(0.01)
Net realized gain	—	—	—	—	(0.47)

Total distributions	(0.26)	(0.48)	(0.27)	(0.14)	(0.48)

Net asset value, end of period	$120.31	$124.04	$88.43	$117.38	$101.31

Total return	(2.80)%[b]	40.86%	(24.45)%	16.03%	(25.08)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$914,391	$669,822	$309,516	$252,359	$162,092
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.48%	0.45%	0.31%	0.15%	0.06%
Portfolio turnover rate[d]	14%	37%	58%	50%	67%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400/BARRA Value Index Fund
	Six months ended Sep. 30, 2004 (unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$115.70	$74.90	$98.84	$82.15	$72.40

Income from investment operations:
Net investment income	0.78	1.40	1.18	1.06	0.78
Net realized and unrealized gain (loss)	(0.43)	40.79	(23.96)	16.69	9.86

Total from investment operations	0.35	42.19	(22.78)	17.75	10.64

Less distributions from:
Net investment income	(0.76)	(1.39)	(1.16)	(1.06)	(0.75)
Net realized gain	—	—	—	—	(0.14)

Total distributions	(0.76)	(1.39)	(1.16)	(1.06)	(0.89)

Net asset value, end of period	$115.29	$115.70	$74.90	$98.84	$82.15

Total Return	0.29%[b]	56.59%	(23.13)%	21.79%	14.71%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,429,542	$1,133,907	$546,783	$454,683	$78,044
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.46%	1.47%	1.50%	1.43%	1.58%
Portfolio turnover rate[d]	6%	11%	11%	13%	17%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2004 (unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$142.27	$91.69	$122.93	$101.50	$97.95

Income from investment operations:
Net investment income	0.62	0.86	0.69	0.57	0.38
Net realized and unrealized gain (loss)	2.36	50.60	(31.26)	21.43	4.63

Total from investment operations	2.98	51.46	(30.57)	22.00	5.01

Less distributions from:
Net investment income	(0.58)	(0.86)	(0.67)	(0.57)	(0.34)
Net realized gain	—	—	—	—	(1.12)
Return of capital	—	(0.02)	—	—	—

Total distributions	(0.58)	(0.88)	(0.67)	(0.57)	(1.46)

Net asset value, end of period	$144.67	$142.27	$91.69	$122.93	$101.50

Total return	2.11%[b]	56.27%	(24.91)%	21.74%	5.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,437,649	$2,226,535	$1,022,296	$1,124,812	$208,081
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	0.91%	0.73%	0.70%	0.60%	0.61%
Portfolio turnover rate[d]	7%	11%	17%	16%	28%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Growth Index Fund
	Six months ended Sep. 30, 2004 (unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$93.62	$62.55	$79.78	$67.91	$83.34

Income from investment operations:
Net investment income	0.22	0.31	0.19	0.09	0.00[e]
Net realized and unrealized gain (loss)	0.86	31.08	(17.25)	11.87	(14.81)

Total from investment operations	1.08	31.39	(17.06)	11.96	(14.81)

Less distributions from:
Net investment income	(0.21)	(0.32)	(0.17)	(0.09)	(0.00)[e]
Net realized gain	—	—	—	—	(0.62)

Total distributions	(0.21)	(0.32)	(0.17)	(0.09)	(0.62)

Net asset value, end of period	$94.49	$93.62	$62.55	$79.78	$67.91

Total return	1.15%[b]	50.24%	(21.39)%	17.60%	(17.86)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$755,920	$688,137	$312,772	$191,475	$27,162
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.49%	0.39%	0.34%	0.14%	0.00%[f]
Portfolio turnover rate[d]	24%	37%	57%	49%	77%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.
[f]	Rounds to less than 0.01%.

See notes to financial statements.

70	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600/BARRA Value Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$106.87	$66.61	$94.35	$75.87	$68.34

Income from investment operations:
Net investment income	0.59	0.83	0.71	0.60	0.43
Net realized and unrealized gain (loss)	2.64	40.28	(27.75)	18.48	7.82

Total from investment operations	3.23	41.11	(27.04)	19.08	8.25

Less distributions from:
Net investment income	(0.56)	(0.82)	(0.70)	(0.60)	(0.38)
Net realized gain	—	—	—	—	(0.34)
Return of capital	—	(0.03)	—	—	—

Total distributions	(0.56)	(0.85)	(0.70)	(0.60)	(0.72)

Net asset value, end of period	$109.54	$106.87	$66.61	$94.35	$75.87

Total return	3.03%[b]	61.91%	(28.75)%	25.29%	12.13%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,281,613	$1,020,634	$482,948	$457,610	$64,490
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.20%	0.95%	0.99%	0.92%	0.98%
Portfolio turnover rate[d]	8%	12%	14%	14%	17%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Period from Jan. 20, 2004[a] to Mar. 31, 2004
Net asset value, beginning of period	$99.19	$100.03

Income from investment operations:
Net investment income	0.78	0.29
Net realized and unrealized loss	(1.03)	(0.86)

Total from investment operations	(0.25)	(0.57)

Less distributions from:
Net investment income	(0.78)	(0.27)

Total distributions	(0.78)	(0.27)

Net asset value, end of period	$98.16	$99.19

Total return	(0.25)%[b]	(0.57)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,082	$59,516
Ratio of expenses to average net assets[c]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.46%	1.52%
Portfolio turnover rate[d]	2%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2004, the Trust offered 72 investment portfolios or funds.

These financial statements relate only to the iShares S&P 500, iShares S&P 500/BARRA Growth, iShares S&P 500/BARRA Value, iShares S&P MidCap 400, iShares S&P MidCap 400/BARRA Growth, iShares S&P MidCap 400/BARRA Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600/BARRA Growth, iShares S&P SmallCap 600/BARRA Value and iShares S&P 1500 Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500/BARRA Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which

NOTES TO THE FINANCIAL STATEMENTS	73

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
S&P 500	$1,552,603	$(232,635,891)	$(153,353,782)	$(384,437,070)
S&P 500/BARRA Growth	336,391	75,881,726	(57,505,992)	18,712,125
S&P 500/BARRA Value	263,472	82,644,348	(49,792,260)	33,115,560
S&P MidCap 400	98,663	216,169,782	(21,417,853)	194,850,592
S&P MidCap 400/BARRA Growth	56,902	98,100,756	(62,729,027)	35,428,631
S&P MidCap 400/BARRA Value	93,065	152,912,051	(26,957,475)	126,047,641
S&P SmallCap 600	—	200,038,235	(31,628,373)	168,409,862
S&P SmallCap 600/BARRA Growth	52,595	120,031,724	(34,113,364)	85,970,955
S&P SmallCap 600/BARRA Value	—	114,130,756	(32,178,115)	81,952,641
S&P 1500	14,464	(487,577)	(32,266)	(504,379)

For the years ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2004.

74	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Total
S&P 500	$5,086,485	$109,148,380	$—	$114,234,865
S&P 500/BARRA Growth	9,841,895	24,099,560	22,391,403	56,332,858
S&P 500/BARRA Value	5,134,741	23,315,922	21,341,597	49,792,260
S&P MidCap 400	4,458,220	4,020,152	12,306,033	20,784,405
S&P MidCap 400/BARRA Growth	11,111,322	22,971,325	27,402,832	61,485,479
S&P MidCap 400/BARRA Value	1,442,036	4,082,966	21,371,990	26,896,992
S&P SmallCap 600	3,199,196	22,944,237	5,484,940	31,628,373
S&P SmallCap 600/BARRA Growth	4,230,989	8,134,573	21,747,802	34,113,364
S&P SmallCap 600/BARRA Value	4,241,868	12,218,694	15,717,553	32,178,115

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

For the six months ended September 30, 2004, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2004 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$10,961,786,695	$565,351,062	$(1,055,789,075)	$(490,438,013)
S&P 500/BARRA Growth	1,896,499,311	116,244,788	(91,752,933)	24,491,855
S&P 500/BARRA Value	2,557,262,880	201,442,744	(97,104,784)	104,337,960
S&P MidCap 400	2,227,271,743	252,699,331	(103,903,218)	148,796,113
S&P MidCap 400/BARRA Growth	1,079,950,671	107,364,402	(48,042,095)	59,322,307
S&P MidCap 400/BARRA Value	1,650,843,259	167,047,380	(54,502,992)	112,544,388
S&P SmallCap 600	3,093,489,824	234,006,427	(204,646,898)	29,359,529
S&P SmallCap 600/BARRA Growth	879,524,748	127,986,792	(33,491,906)	94,494,886
S&P SmallCap 600/BARRA Value	1,497,088,665	156,044,559	(59,694,695)	96,349,864
S&P 1500	52,873,381	3,023,254	(3,821,210)	(797,956)

NOTES TO THE FINANCIAL STATEMENTS	75

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2004, a portion of the Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.09%
S&P 500/BARRA Growth	0.18
S&P 500/BARRA Value	0.18
S&P MidCap 400	0.20
S&P MidCap 400/BARRA Growth	0.25
S&P MidCap 400/BARRA Value	0.25
S&P SmallCap 600	0.20
S&P SmallCap 600/BARRA Growth	0.25
S&P SmallCap 600/BARRA Value	0.25
S&P 1500	0.20

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

76	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$288,999
S&P 500/BARRA Growth	50,287
S&P 500/BARRA Value	70,166
S&P MidCap 400	203,050
S&P MidCap 400/BARRA Growth	91,110
S&P MidCap 400/BARRA Value	138,131
S&P SmallCap 600	507,476
S&P SmallCap 600/BARRA Growth	190,724
S&P SmallCap 600/BARRA Value	164,128
S&P 1500	2,105

SEI Investments Distribution Company (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	77

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment of each Fund in shares of issuers, of which BGFA is an affiliate, for the six months ended September 30, 2004, including income earned from affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value at End of Period	Interest Income
S&P 500
IMMF	33,374	121,971	112,468	42,877	$42,876,710	$34,365
S&P 500/BARRA Growth
IMMF	4,246	17,368	14,984	6,630	6,629,729	7,328
S&P 500/BARRA Value
IMMF	8,328	37,581	34,023	11,886	11,885,543	8,501
S&P MIDCAP 400
IMMF	8,525	26,417	29,466	5,476	5,476,099	5,948
S&P MIDCAP 400/BARRA Growth
IMMF	4,781	5,689	9,124	1,346	1,346,296	3,139
S&P MIDCAP 400/BARRA Value
IMMF	3,691	25,971	24,498	5,164	5,163,882	4,584
S&P SMALLCAP 600
IMMF	4,451	37,585	36,505	5,531	5,530,635	7,447
S&P SMALLCAP 600/BARRA Growth
IMMF	789	13,646	13,433	1,002	1,001,914	3,001
S&P SMALLCAP 600/BARRA Value
IMMF	2,676	13,355	12,337	3,694	3,693,851	4,006
S&P 1500
IMMF	204	838	812	230	230,139	294

The Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Funds’ holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2004, certain trustees and officers of the Trust are also officers of BGI.

78	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$184,377,986	$179,877,966
S&P 500/BARRA Growth	90,328,555	90,010,504
S&P 500/BARRA Value	51,035,384	49,802,569
S&P MidCap 400	94,204,021	91,149,193
S&P MidCap 400/BARRA Growth	111,383,222	110,111,025
S&P MidCap 400/BARRA Value	71,259,468	71,568,381
S&P SmallCap 600	176,523,778	177,661,178
S&P SmallCap 600/BARRA Growth	166,860,247	164,760,975
S&P SmallCap 600/BARRA Value	91,277,765	93,481,790
S&P 1500	1,026,044	1,024,213

In-kind transactions (see Note 4) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$2,279,002,099	$867,466,854
S&P 500/BARRA Growth	398,956,037	16,626,228
S&P 500/BARRA Value	645,697,113	81,944,749
S&P MidCap 400	430,694,496	123,575,799
S&P MidCap 400/BARRA Growth	350,813,371	86,496,250
S&P MidCap 400/BARRA Value	483,803,302	187,292,878
S&P SmallCap 600	1,085,014,135	926,139,907
S&P SmallCap 600/BARRA Growth	159,561,478	99,749,286
S&P SmallCap 600/BARRA Value	434,663,686	202,510,535
S&P 1500	—	9,850,674

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	79

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2004 and the value of the related collateral received are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

80	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The Prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs(R)” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1353-iS-0904

82	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

© 2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

Beginning March 1, 2005, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov. When filed, the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BG1-F-007-05002

BARCLAYS GLOBAL INVESTORS

iShares®

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS  |  SEPTEMBER 30, 2004

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES S&P 100 INDEX IUND

iSHARES S&P GLOBAL 100 INDEX FUND

iSHARES S&P GLOBAL ENERGY SECTOR INDEX FUND

iSHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND

iSHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

iSHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

iSHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

iSHARES S&P EUROPE 350 INDEX FUND

iSHARES S&P LATIN AMERICA 40 INDEX FUND

iSHARES S&P/TOPIX 150 INDEX FUND

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

Although global equity markets generally experienced volatility during the six-month reporting period ended September 30, 2004, most global indexes finished the reporting period close to where they had begun. Weighing on market performance were concerns that higher interest rates, rising oil prices, and continued geopolitical concerns could dampen economic expansion in some markets. On the positive side, many economies appeared to be experiencing sustainable levels of growth, and many investors seemed to hold the opinion that the rise in oil prices represented only a temporary spike.

Emerging markets tended to deliver the best returns during the reporting period, reflecting a willingness by investors to reach into less stable investment arenas. European markets generally posted modest gains, as European stocks were perceived by some to offer more favorable valuations relative to their counterparts in the U.S. Japan was among the poorest performers in the global markets during the reporting period, due largely to uncertainty about the strength of its economic recovery.

As market conditions change, we encourage you to talk with your financial adviser about the blend of investments or asset allocations that can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares Trust

SHAREHOLDER LETTER	1

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.11%	9.00%	9.35%	(6.38)%	(6.37)%	(6.20)%	(22.87)%	(22.86)%	(22.30)%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s 100 Index (the “Index”). The Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the Standard & Poor’s 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor’s 500 Index. The Fund invests in substantially all of the securities in the Index in approximately the same proportions as in the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 2.12%, compared to a decline of 2.03% by the Index.

Although U.S. equity markets staged a small rally during the reporting period, sobering news from multiple fronts eventually weighed on overall equity market returns. On the economic front, data continued to provide an inconsistent message about recovery: although annual gross domestic product (GDP) grew 4.5% in the first quarter of 2004, it grew only 3.0% during the second quarter of 2004, lagging most economists’ expectations. Oil prices soared during the reporting period, reaching $50 per barrel in late September — an increase of 50% in a year. Also in September, more companies announced earnings warnings than in any previous month in 2004. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%, and indicated that it intended to continue raising rates.

Energy companies were the best performing sector within the Index, benefiting from the increase in oil prices during the reporting period. Industrials also performed well. Corporate earnings warnings during the reporting period came largely from technology companies, and that was reflected in the poor performance of the information technology sector. Consumer staples and consumer discretionary stocks also generally declined during the reporting period.

Among the Fund’s ten largest holdings as of September 30, 2004, diversified oil company Exxon Mobil Corp. was a strong performer during the reporting period, thanks largely to higher oil prices. Johnson & Johnson also performed well, as did General Electric Co., the Fund’s largest holding as of September 30, 2004. Performance among financial companies was mixed: Bank of America Corp. gained, while Citigroup Inc. and American International Group Inc. both declined during the reporting period.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.34%	12.76%	14.06%	(5.46)%	(5.43)%	(4.73)%	(19.30)%	(19.22)%	(16.89)%

Total returns for the periods since inception are calculated from the inception date of the Fund (12/05/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 1.20%, compared to a decline of 1.04% by the Index.

During the reporting period, global equity markets struggled with concerns of higher interest rates. Thanks to improving economic global conditions, many markets had begun to experience healthy expansion levels during the first few months of the reporting period. This led many investors to fear that, should the growth levels become overheated, central banks around the world would raise short-term interest rates. As the reporting period progressed, however, growth levels in many countries slowed to a more sustainable pace, assuaging many investors’ concerns and stabilizing market performance.

Oil prices surged during the reporting period, reaching $50 per barrel in late September. Although the higher prices placed a strain on overall economic growth, they did help boost share prices of energy companies.

During the reporting period, China’s continued economic growth helped export-driven markets globally, in particular boosting returns for mining and steel companies. Japan and other Asian markets experienced increased economic growth, although Japan’s market performance did not reflect its economic expansion.

In Europe, many markets also performed well, due largely to attractive valuations relative to their U.S. counterparts.

During the reporting period, the U.S. market continued to grapple with mixed economic figures, uncertainty about the upcoming presidential election, and higher oil prices. The Federal Reserve Board also began to raise interest rates during the reporting period. Short-term interest rates increased three times, and by the end of the reporting period, interest rates stood at 1.75%.

Among the Fund’s ten largest holdings at September 30, 2004, Exxon Mobil Corp. and BP PLC (United Kingdom) were some of the strongest performers during the reporting period, benefiting from the increased price of oil. Healthcare company Johnson & Johnson posted gains, as did technology giant Microsoft Corp. General Electric Co. was also a strong performer during the reporting period. Financial company HSBC Holdings PLC (United Kingdom) also performed well. However, both American International Group Inc. and Citigroup Inc. declined during the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.85%	41.45%	42.55%	13.78%	13.78%	13.59%	45.11%	45.14%	44.34%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Energy Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s (“S&P”) deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund returned 16.16%, compared to a return of 17.01% by the Index.

Global equity markets generally delivered modest gains during the reporting period. Signs of economic growth continued to emerge in many regions of the world, leading to concerns about higher interest rates. Many investors seemed to fear that, should the growth levels become overheated, central banks around the world would raise short-term interest rates. As the reporting period progressed, however, growth levels in many countries slowed to a more sustainable pace, assuaging many investors’ concerns and stabilizing market performance

The major driver for the Fund’s performance during the reporting period, however, was escalating oil prices. Political unrest in Venezuela, hurricane Ivan in the Gulf of Mexico, and conflicts in Nigeria all posed threats to the supply of oil and sent oil prices to $50 per barrel by late September. But on inflation-adjusted terms, this level did not surpass that reached in the early 1990s, though it did represent an increase of roughly 50% in one year.

The Fund’s ten largest holdings as of September 30, 2004 represented approximately 69% of net assets. All of the ten largest holdings posted gains during the reporting period. In general, the larger, diversified oil companies logged the strongest returns. ChevronTexaco Corp., ConocoPhillips, Exxon Mobil Corp., and BP PLC (United Kingdom) all delivered healthy gains. Shell Transport & Trading Co. PLC (United Kingdom) also performed well. Oil service and exploration company Schlumberger Ltd., however, delivered more modest gains during the reporting period.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.53%	18.59%	19.42%	6.91%	6.98%	7.75%	21.24%	21.49%	23.97%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Financials Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s (“S&P”) deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 1.09%, compared to a decline of 0.87% by the Index.

Global equity markets generally delivered modest gains during the reporting period. Signs of economic growth continued to emerge in many regions of the world, leading to concerns about higher interest rates. Many investors seemed to fear that, should the growth levels become overheated, central banks around the world would raise short-term interest rates. As the reporting period progressed, however, growth levels in many countries slowed to a more sustainable pace, assuaging many investors’ concerns and stabilizing market performance.

Financial companies around the world delivered mixed results during the reporting period. Although the generally improving economic conditions helped the outlook for financial companies, some were weighed down by rising interest rates and mixed market performance.

Among the Fund’s ten largest holdings as of September 30, 2004, performance was mixed during the reporting period. HSBC Holdings PLC (United Kingdom) was a strong performer. U.S. banks Bank of America Corp. and Wells Fargo & Co. also performed well. Citigroup Inc., the Fund’s largest holding, declined during the reporting period, as did UBS AG (Switzerland) and JP Morgan Chase & Co. Insurance company American International Group Inc., the Fund’s second largest holding, also posted a loss during the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.84%	8.32%	9.57%	(1.78)%	(1.83)%	(1.30)%	(5.04)%	(5.19)%	(3.69)%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Healthcare Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s (“S&P”) deems to be a part of the healthcare sector of the economy and that S&P believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 0.49%, compared to a decline of 0.17% by the Index.

Global equity markets generally delivered modest gains during the reporting period. Signs of economic growth continued to emerge in many regions of the world, leading to concerns about higher interest rates. Many investors seemed to fear that, should the growth levels become overheated, central banks around the world would raise short-term interest rates. As the reporting period progressed, however, growth levels in many countries slowed to a more sustainable pace, assuaging many investors’ concerns and stabilizing market performance.

Among the Fund’s ten largest holdings, companies posted mixed results for the reporting period. For some of these companies, performance was driven more by company-related events rather than by overall market conditions during the reporting period.

GlaxoSmithKline PLC (United Kingdom), which has struggled in recent reporting periods with competition from generic drug makers, negotiated deals in July with two generic drug makers to produce “authorized generics.” The deals helped GlaxoSmithKline, which was a strong performer during the reporting period, to retain some of the revenues that might otherwise have been lost to its competitors.

Swiss drugmaker Novartis AG (Switzerland), whose share price had declined in the previous reporting period amid merger discussions with France’s largest drug maker, Aventis SA, rebounded during the reporting period. During the reporting period, Aventis spurned Novartis’ advances, agreeing instead to merge with Paris-based Sanofi-Synthelabo.

The biggest decline among the Fund’s ten largest holdings as of September 30, 2004 came from Merck & Co. Inc. The U.S.-based pharmaceutical giant made headline news in September, when it voluntarily removed its arthritis drug Vioxx from the market. Merck’s share price fell 27% on the day of the announcement and was the poorest performer among the Fund’s ten largest holdings for the reporting period.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.64%	1.89%	2.35%	(5.08)%	(4.94)%	(4.30)%	(13.97)%	(13.61)%	(11.89)%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Information Technology Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s (“S&P”) deems to be part of the information technology sector of the economy and that S&P believes are important to global markets. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 10.26%, compared to a decline of 9.87% by the Index.

Global equity markets generally delivered modest gains during the reporting period. Signs of economic growth continued to emerge in many regions of the world, leading to concerns about higher interest rates. Many investors seemed to fear that, should the growth levels become overheated, central banks around the world would raise short-term interest rates, which might stall an economic recovery. As the reporting period progressed, however, growth levels in many countries slowed to a more sustainable pace, assuaging many investors’ concerns and stabilizing market performance.

Information technology stocks came under pressure during the reporting period. The uncertainty about the strength of economic recovery led to concerns about technology spending from both consumers and businesses. As the reporting period drew to a close, earnings warnings from technology companies were on the rise, with telecommunications and semiconductor-related companies being some of the hardest hit.

Among the Fund’s ten largest holdings as of September 30, 2004, performance was mostly negative during the reporting period. Telecommunications company Nokia OYJ (Finland) suffered the biggest decline during the reporting period. Semiconductor bellwether Intel Corp. also struggled during the reporting period, as did Cisco Systems Inc. Korean-based Samsung Electronics Co. Ltd., a leading provider of LCD panel televisions posted declines as demand for LCD televisions fell during the reporting period. Communications company QUALCOMM Inc., however, posted gains during the reporting period, as did Microsoft Corp. and Dell Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.41%	18.38%	19.00%	(2.17)%	(2.09)%	(1.67)%	(6.15)%	(5.90)%	(4.74)%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Global Telecommunications Sector Index (the “Index”). The Index measures the performance of companies that Standard & Poor’s (“S&P”) deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 0.07%, compared to a return of 0.02% by the Index.

Global equity markets generally delivered modest gains during the reporting period. Signs of economic growth continued to emerge in many regions of the world, leading to concerns about higher interest rates. Many investors seemed to fear that, should the growth levels become overheated, central banks around the world would raise short-term interest rates. As the reporting period progressed, however, growth levels in many countries slowed to a more sustainable pace, assuaging many investors’ concerns and stabilizing market performance.

Global telecommunications stocks generally moved in sync with the slowing economic environment during the reporting period. After having experienced strong gains along with accelerating global economic growth in the previous reporting period, many global communications stocks over the last six months returned more modest gains, while others posted declines.

Among the Fund’s ten largest holdings as of September 30, 2004, performance was mixed during the reporting period. In general, wireless telecommunications companies delivered gains. AT&T Wireless Services Inc. and Verizon Communications Inc. were both strong performers during the reporting period. British wireless carrier Vodafone Group PLC, the Fund’s largest holding as of September 30, 2004, also delivered positive returns. As economic growth in Europe generally slowed, so did the gains for most European telecommunications companies. Deutsche Telekom AG (Germany) posted a slight gain, while Spain’s Telefonica SA and France’s France Telecom SA lost ground during the reporting period. The two worst performers during the reporting period were both Japanese. Nippon Telegraph &Telephone Corp. and NTT DoCoMo Inc. both struggled with Japan’s difficult market during the reporting period.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.54%	24.48%	25.45%	(2.86)%	(2.78)%	(2.17)%	(11.43)%	(11.14)%	(8.78)%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund returned 2.96%, compared to a return of 3.37% by the Index.

European markets generally delivered modest gains during the reporting period. The continued strength of the euro made European exports more expensive and reduced the value of sales and earnings in U.S. dollar-denominated markets. An inconsistent picture of the U.S. economic recovery also weighed on European exporters. A healthy annual U.S. gross domestic product (“GDP”) figure for the first quarter of 2004 was followed by a disappointing second quarter 2004 GDP annual growth rate. Surging oil prices also hampered growth, although they did help to boost share prices for energy-related companies during the reporting period.

Despite these detractors from performance, European markets largely were able to advance, in part due to a perception among many investors that European markets were more attractively valued than many of their counterparts in the U.S. In the United Kingdom, higher dividend-paying stocks helped to attract investors during the reporting period.

Among the Fund’s ten largest holdings as of September 30, 2004, performance during the reporting period was mixed. Oil companies BP PLC (United Kingdom), Total SA (France), and Royal Dutch Petroleum Co. (Netherlands) all posted gains, thanks largely to rising oil prices during the reporting period. Pharmaceutical companies also generally performed well, with GlaxoSmithKline PLC and Novartis AG both advancing during the reporting period. Financial companies among the Fund’s ten largest holdings as of September 30, 2004 struggled as both UBS AG (Switzerland) and Royal Bank of Scotland Group PLC (United Kingdom) declined during the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.41%	37.07%	36.51%	19.00%	19.52%	19.45%	66.61%	68.73%	68.34%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s Latin America 40 Index (the “Index”). The Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund returned 6.53%, compared to a return of 6.42% by the Index.

Because many Latin American markets depend on exports to the U.S. and to their neighboring countries for their economic livelihood, the generally improving economic conditions in the U.S. and other major markets helped to lift share prices during the reporting period. For some Latin American markets, however, a weak U.S. dollar limited export growth.

Mexico depends on the U.S. for approximately 80% of its exports, so its economic health is closely tied to that of the U.S. As economic conditions in the U.S. generally improved during the reporting period, demand for Mexico’s products, particularly commodities, increased. The growth was not all positive, as mixed economic news in the U.S., in addition to rising oil prices, put some pressure on Mexican markets.

Brazil’s stock market gained amid prospects for accelerating economic expansion. During the reporting period, President Luiz Inacio Lula da Silva continued to implement fiscal austerity measures in an attempt to attract investment activity from the global financial community. These actions seemingly paid off, as economic growth improved. For the second quarter of 2004, gross domestic product (“GDP”) annual growth was a healthy 5.7%, marking three consecutive quarters of strong GDP growth.

Argentina’s market posted moderate gains during the reporting period. The country appeared to benefit from its government’s policy of boosting domestic consumption at the expense of the demands of foreign creditors. Its economy continued to expand and inflation fell during the reporting period, although poverty levels and unemployment rates remained high

Because Chile’s economy is heavily dependent on commodity exports, it has benefited from improved conditions in the U.S., its leading export partner, and growth in China. Increased export levels, high prices for copper (Chile’s leading export), and an increase in foreign investment all helped drive market performance during the reporting period.

Among the ten largest Fund holdings as of September 30, 2004, performance was generally strong during the reporting period. Brazilian mining company Companhia Vale do Rio Doce SA posted gains during the reporting period, due to increased export levels. Brazilian bank Banco Itau Holding Financiera SA also performed well.

Brazilian oil company Petroleo Brasileiro SA de CV enjoyed strong gains during the reporting period, benefiting from the increase in oil prices during the reporting period. Mexican cement company Cemex SA de CV, however, saw its share price decline during the reporting period.

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.03%	9.48%	8.30%	3.12%	3.34%	3.37%	9.44%	10.13%	10.25%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor’s/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo equity market. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 11.74%, compared to a decline of 11.95% by the Index.

The Japanese economy, which had appeared to turn the corner toward recovery in the recent past, stumbled during the reporting period. Annual gross domestic product (“GDP”) growth for the second quarter of 2004 was a mere 1.3%—far below many analysts’ expectations. Many investors also seemingly worried that higher oil prices and rising interest rates in the U.S. might hamper demand for Japanese products. On the bright side, employment levels improved, and consumer spending rose as a percentage of GDP, reducing Japan’s dependence on exports for economic growth.

Among the Fund’s ten largest holdings as of September 30, 2004, performance was mixed during the reporting period. Financial companies, which had been strong performers in the recent past, generally declined during the reporting period. Top ten Fund holding Mitsubishi Tokyo Financial Group Inc. posted losses during the reporting period. Both of Japan’s leading telecommunications companies, Nippon Telegraph & Telephone Corp. and NTT DoCoMo Inc. suffered losses during the reporting period. Exporters Sony Corp. and Canon Inc. also declined amid concerns of reduced export demand. Toyota Motor Corp. and Honda Motor Corp., the Fund’s two largest holdings as of September 30, 2004, however, both logged gains during the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of 9/30/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.43)%	(2.44)%	(0.82)%	(9.22)%	(9.22)%	(8.70)%	(29.75)%	(29.76)%	(28.26)%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/5/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index (the “Index”). The Index contains securities of NASDAQ(R) listed companies that are classified according to the FTSE(TM) Global Classification System as either biotechnology or pharmaceutical and which also meet other eligibility criteria. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 9.53%, compared to a decline of 8.17% by the Index.

Although U.S. equity markets staged a small rally during the reporting period, sobering news from multiple fronts eventually weighed on overall equity market returns. On the economic front, data continued to provide an inconsistent message about recovery: although annual gross domestic product (GDP) grew 4.5% in the first quarter of 2004, it grew only 3.0% during the second quarter of 2004, lagging many economists’ expectations. Oil prices soared during the reporting period, reaching $50 per barrel in late September — an increase of 50% in a year. Also in September, more companies announced earnings warnings than in any previous month in 2004. The Federal Reserve Board raised short-term interest rates three times during the reporting period, overall from 1.00% to 1.75%, and indicated that it intended to continue raising rates.

Biotechnology stocks delivered mixed results during the reporting period. Although overall performance during the reporting period for the Fund was negative, some companies, particularly those with drug advancements, delivered strong gains.

Among the Fund’s ten largest holdings as of September 30, 2004, OSI Pharmaceuticals Inc. was a strong performer during the reporting period. Gilead Sciences Inc. also performed well. Celgene Corp., a biotechnology company focusing on developing breakthrough cancer drugs, posted gains during the reporting period as well.

Two of the Fund’s ten largest holdings declined during the reporting period. Amgen Inc., the Fund’s largest holding at more than 16% of the Fund’s net assets as of September 30, 2004, posted a small loss for the reporting period. Teva Pharmaceuticals Industries Ltd. also declined. Although these were the only two companies among the Fund’s ten largest holdings to decline, their performance weighed on overall fund performance.

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (April 1, 2004)	Ending Account Value (September 30, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (April 1 to September 30, 2004)
S&P 100
Actual	$1,000.00	$978.80	0.20%	$0.99
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
S&P Global 100
Actual	1,000.00	988.00	0.40	1.99
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.40	2.03
S&P Global Energy Sector
Actual	1,000.00	1,161.60	0.65	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.81	0.65	3.29

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2004)	Ending Account Value (September 30, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (April 1 to September 30, 2004)
S&P Global Financials Sector
Actual	$1,000.00	$989.10	0.66%	$3.29
Hypothetical (5% return before expenses)	1,000.00	1,021.76	0.66	3.35
S&P Global Healthcare Sector
Actual	1,000.00	995.10	0.65	3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.81	0.65	3.29
S&P Global Technology Sector
Actual	1,000.00	897.40	0.66	3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.76	0.66	3.35
S&P Global Telecommunications Sector
Actual	1,000.00	999.30	0.65	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.81	0.65	3.29
S&P Europe 350
Actual	1,000.00	1,029.60	0.61	3.10
Hypothetical (5% return before expenses)	1,000.00	1,022.01	0.61	3.09
S&P Latin America 40
Actual	1,000.00	1,065.30	0.50	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54
S&P/TOPIX 150
Actual	1,000.00	882.60	0.50	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54
Nasdaq Biotechnology
Actual	1,000.00	904.70	0.50	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50	2.54

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 2.27%
Boeing Co. (The)	101,987	$5,264,569
General Dynamics Corp.	24,330	2,484,093
Raytheon Co.[1]	54,888	2,084,646
United Technologies Corp.[1]	62,162	5,804,688

		15,637,996

AGRICULTURE – 1.70%
Altria Group Inc.	249,330	11,728,483

		11,728,483

AIRLINES – 0.01%
Delta Air Lines Inc.[1,2]	15,386	50,620

		50,620

AUTO MANUFACTURERS – 0.88%
Ford Motor Co.[1]	222,932	3,132,195
General Motors Corp.[1]	68,783	2,921,902

		6,054,097

BANKS – 5.84%
Bank of America Corp.[1]	494,327	21,419,189
U.S. Bancorp	228,350	6,599,315
Wells Fargo & Co.	205,209	12,236,613

		40,255,117

BEVERAGES – 3.87%
Anheuser-Busch Companies Inc.	97,311	4,860,684
Coca-Cola Co. (The)	294,842	11,808,422
PepsiCo Inc.	205,849	10,014,554

		26,683,660

BIOTECHNOLOGY – 1.37%
Amgen Inc.[2]	153,831	8,719,141
MedImmune Inc.[2]	30,468	722,092

		9,441,233

CHEMICALS – 1.50%
Dow Chemical Co. (The)	114,136	5,156,664
Du Pont (E.I.) de Nemours and Co.	121,459	5,198,445

		10,355,109

COMPUTERS – 5.80%
Computer Sciences Corp.[1,2]	23,007	1,083,630
Dell Inc.[1,2]	303,386	10,800,542
EMC Corp.[2]	292,095	3,370,776
Hewlett-Packard Co.	366,933	6,879,994
International Business Machines Corp.	203,577	17,454,692
Unisys Corp.[2]	41,056	423,698

		40,013,332

COSMETICS & PERSONAL CARE – 3.95%
Avon Products Inc.	57,557	2,514,090
Colgate-Palmolive Co.[1]	64,506	2,914,381
Gillette Co. (The)	121,713	5,080,301
Procter & Gamble Co.	308,939	16,719,779

		27,228,551

DIVERSIFIED FINANCIAL SERVICES – 10.63%
American Express Co.	154,056	7,927,722
Citigroup Inc.	629,542	27,775,393
Goldman Sachs Group Inc. (The)	59,039	5,504,796
JP Morgan Chase & Co.	432,874	17,198,084
Lehman Brothers Holdings Inc.[1]	32,959	2,627,491
Merrill Lynch & Co. Inc.	114,147	5,675,389
Morgan Stanley	133,468	6,579,972

		73,288,847

ELECTRIC – 1.40%
AES Corp. (The)[2]	78,504	784,255
American Electric Power Co. Inc.[1]	48,055	1,535,838
Entergy Corp.	27,552	1,669,927
Exelon Corp.	80,186	2,942,024
Southern Co. (The)	89,856	2,693,883

		9,625,927

FOOD – 0.73%
Campbell Soup Co.[1]	49,891	1,311,634
Heinz (H.J.) Co.	42,425	1,528,148
Sara Lee Corp.	96,539	2,206,882

		5,046,664

FOREST PRODUCTS & PAPER – 0.68%
Boise Cascade Corp.[1]	10,800	359,424
International Paper Co.	59,190	2,391,868
Weyerhaeuser Co.	29,153	1,938,091

		4,689,383

HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.[1]	9,672	749,000

		749,000

HEALTH CARE-PRODUCTS – 4.40%
Baxter International Inc.	74,833	2,406,629
Johnson & Johnson	360,692	20,317,780
Medtronic Inc.[1]	146,951	7,626,757

		30,351,166

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2004

Security	Shares	Value
HEALTH CARE-SERVICES – 0.32%
HCA Inc.[1]	58,618	$2,236,277

		2,236,277

INSURANCE – 4.20%
Allstate Corp. (The)	84,182	4,039,894
American International Group Inc.	316,625	21,527,334
CIGNA Corp.[1]	16,689	1,162,055
Hartford Financial Services Group Inc.[1]	35,681	2,209,724

		28,939,007

IRON & STEEL – 0.03%
Allegheny Technologies Inc.[1]	11,537	210,550

		210,550

LODGING – 0.10%
Harrah’s Entertainment Inc.[1]	13,646	722,965

		722,965

MACHINERY – 0.13%
Rockwell Automation Inc.	22,569	873,420

		873,420

MANUFACTURING – 9.14%
Eastman Kodak Co.[1]	34,773	1,120,386
General Electric Co.	1,283,151	43,088,211
Honeywell International Inc.	104,671	3,753,502
3M Co.	95,106	7,605,627
Tyco International Ltd.	244,080	7,483,493

		63,051,219

MEDIA – 3.47%
Clear Channel Communications Inc.	71,655	2,233,486
Time Warner Inc.[2]	555,614	8,967,610
Viacom Inc. Class B	210,803	7,074,549
Walt Disney Co. (The)[1]	249,638	5,629,337

		23,904,982

MINING – 0.52%
Alcoa Inc.	105,905	3,557,349

		3,557,349

OFFICE & BUSINESS EQUIPMENT – 0.21%
Xerox Corp.[1,2]	102,041	1,436,737

		1,436,737

OIL & GAS – 5.54%
Exxon Mobil Corp.	790,620	38,210,665

		38,210,665

OIL & GAS SERVICES – 1.22%
Baker Hughes Inc.	40,655	1,777,437
Halliburton Co.[1]	53,761	1,811,208
Schlumberger Ltd.	71,744	4,829,089

		8,417,734

PHARMACEUTICALS – 6.17%
Bristol-Myers Squibb Co.	236,333	5,594,002
Merck & Co. Inc.	269,615	8,897,295
Pfizer Inc.	917,626	28,079,356

		42,570,653

PIPELINES – 0.22%
El Paso Corp.[1]	77,297	710,359
Williams Companies Inc.	63,767	771,581

		1,481,940

RETAIL – 6.73%
Home Depot Inc.	266,782	10,457,854
Limited Brands Inc.[1]	57,257	1,276,259
May Department Stores Co. (The)[1]	35,286	904,380
McDonald’s Corp.	152,846	4,284,273
RadioShack Corp.	19,326	553,497
Sears, Roebuck and Co.	25,875	1,031,119
Toys R Us Inc.[1,2]	26,237	465,444
Wal-Mart Stores Inc.	515,587	27,429,228

		46,402,054

SEMICONDUCTORS – 3.01%
Intel Corp.	779,573	15,638,234
National Semiconductor Corp.[2]	43,515	674,047
Texas Instruments Inc.	210,317	4,475,546

		20,787,827

SOFTWARE – 6.33%
Microsoft Corp.	1,321,369	36,535,853
Oracle Corp.[1,2]	628,277	7,086,965

		43,622,818

TELECOMMUNICATIONS – 6.50%
AT&T Corp.	96,406	1,380,534
Cisco Systems Inc.[2]	821,675	14,872,318
Lucent Technologies Inc.[1,2]	524,318	1,662,088
Nextel Communications Inc. Class A1,2	135,572	3,232,036
SBC Communications Inc.	402,658	10,448,975
Verizon Communications Inc.	336,426	13,248,456

		44,844,407

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
TRANSPORTATION – 0.91%
Burlington Northern Santa Fe Corp.[1]	45,308	$1,735,749
FedEx Corp.[1]	36,576	3,134,197
Norfolk Southern Corp.	47,934	1,425,557

		6,295,503

TOTAL COMMON STOCKS (Cost: $737,825,117)		688,765,292

SHORT-TERM INVESTMENTS – 5.64%

COMMERCIAL PAPER – 1.28%
Alpine Securitization Corp.
1.77%, 10/18/04[3]	$205,929	205,757
1.88%, 10/01/04[3]	234,010	234,010
Amsterdam Funding Corp.
1.72%, 10/14/04[3]	175,508	175,399
1.73%, 10/18/04[3]	58,503	58,455
1.78%, 10/26/04[3]	105,305	105,175
1.78%, 10/27/04[3]	58,503	58,427
1.78%, 10/28/04[3]	175,508	175,273
Barton Capital Corp.
1.77%, 10/15/04[3]	140,406	140,309
1.78%, 10/18/04[3]	234,010	233,814
1.78%, 10/19/04[3]	175,508	175,351
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[3]	117,005	116,939
CRC Funding LLC
1.78%, 11/09/04[3]	117,005	116,779
Delaware Funding Corp.
1.78%, 10/22/04[3]	58,503	58,442
1.78%, 10/26/04[3]	58,503	58,430
1.78%, 10/27/04[3]	119,708	119,554
Edison Asset Securitization
1.45%, 11/09/04[3]	234,010	233,643
1.59%, 12/02/04[3]	234,010	233,369
Eureka Securitization Inc.
1.79%, 11/01/04[3]	99,419	99,266
Falcon Asset Securitization Corp.
1.72%, 10/14/04[3]	175,508	175,399
1.78%, 10/22/04[3]	58,503	58,442
1.78%, 10/26/04[3]	93,604	93,488
Security	Principal	Value
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	$117,005	$116,374
GIRO Funding US Corp.
1.55%, 10/15/04[3]	153,452	153,360
1.78%, 10/27/04[3]	109,269	109,128
Grampian Funding LLC
1.26%, 10/22/04[3]	234,010	233,839
1.44%, 10/27/04[3]	234,010	233,767
1.59%, 11/30/04[3]	117,005	116,695
1.78%, 10/18/04[3]	234,010	233,813
Jupiter Securitization Corp.
1.72%, 10/15/04[3]	292,513	292,317
1.78%, 10/27/04[3]	117,005	116,855
Liberty Street Funding Corp.
1.79%, 10/20/04[3]	175,714	175,548
Nationwide Building Society
1.63%, 12/09/04[3]	194,228	193,622
Park Avenue Receivables Corp.
1.78%, 10/25/04[3]	117,005	116,866
1.78%, 10/28/04[3]	142,746	142,556
Preferred Receivables Funding Corp.
1.72%, 10/14/04[3]	468,020	467,730
1.77%, 10/06/04[3]	234,010	233,953
1.78%, 10/15/04[3]	117,005	116,924
1.78%, 10/19/04[3]	58,503	58,450
1.80%, 10/28/04[3]	176,006	175,768
Prudential Funding LLC
1.60%, 12/01/04[3]	117,005	116,688
Ranger Funding Co. LLC
1.76%, 10/01/04[3]	234,010	234,010
Scaldis Capital LLC
1.73%, 10/15/04[3]	117,005	116,926
Sydney Capital Corp.
1.25%, 10/22/04[3]	77,879	77,822
1.74%, 10/12/04[3]	403,831	403,617
UBS Finance (Delaware)
1.11%, 12/17/04[3]	351,015	350,182
1.88%, 10/01/04[3]	1,287,056	1,287,056
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	57,964	57,926

		8,857,513

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2004

Security	Principal	Value
FLOATING RATE NOTES – 1.36%
Bank of Nova Scotia
1.76%, 09/26/05[3]	$58,503	$58,477
Beta Finance Inc.
1.63%, 05/04/05[3,4]	140,406	140,390
1.69%, 10/12/04[3,4]	117,005	117,005
1.80%, 03/15/05[3,4]	117,005	117,048
1.89%, 09/23/05[3,4]	210,609	210,527
1.89%, 09/27/05[3,4]	187,208	187,134
2.04%, 10/27/05[3,4]	222,310	222,571
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[3]	351,015	350,906
CC USA Inc.
1.61%, 07/29/05(3),[4]	234,010	233,952
1.63%, 05/04/05(3),[4]	234,010	233,983
Den Danske Bank NY
1.68%, 08/12/05[3]	234,010	233,950
1.77%, 08/26/05[3]	234,010	233,947
Depfa Bank PLC
1.86%, 09/15/05[3]	234,010	234,010
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	194,228	194,180
Five Finance Inc.
1.79%, 04/29/05[3,4]	187,208	187,197
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	234,010	234,010
K2 USA LLC
1.61%, 07/25/05[3,4]	117,005	116,986
1.70%, 06/10/05[3,4]	234,010	233,990
1.70%, 09/12/05[3,4]	234,010	233,966
1.79%, 10/20/05[3,4]	234,010	234,019
Links Finance LLC
1.68%, 04/25/05[3]	234,010	234,097
1.71%, 04/15/05[3,4]	234,010	233,985
National City Bank (Ohio)
1.67%, 08/09/05[3]	234,010	233,950
1.73%, 06/10/05[3]	117,005	117,030
1.76%, 06/23/05[3]	234,010	233,960
Nationwide Building Society
1.96%, 10/28/05[3,4]	397,817	397,873
Norddeutsche Landesbank
1.59%, 07/27/05[3]	234,010	233,943
Northern Rock PLC
1.56%, 01/13/05[3,4]	222,310	222,310
Permanent Financing PLC
1.69%, 03/10/05[3]	234,010	234,010
1.70%, 12/10/04[3]	117,005	117,005
1.72%, 06/10/05[3]	105,305	105,305
Sigma Finance Inc.
1.52%, 10/07/04[3]	234,010	234,010
1.73%, 11/15/04[3]	234,010	234,008
1.75%, 08/17/05[3]	117,005	117,014
1.75%, 09/15/05[3]	292,513	292,538
Tango Finance Corp.
1.66%, 04/07/05[3,4]	85,882	85,878
1.66%, 05/17/05[3,4]	194,228	194,222
1.70%, 02/25/05[3,4]	131,046	131,035
1.72%, 01/18/05[3,4]	102,964	102,961
1.81%, 07/25/05[3,4]	234,010	233,991
WhistleJacket Capital LLC
1.72%, 07/15/05[3,4]	175,508	175,480
1.72%, 09/15/05[3]	175,508	175,474
1.84%, 06/15/05[3,4]	117,005	116,986
White Pine Finance LLC
1.55%, 07/11/05[3]	58,503	58,497
1.63%, 07/05/05[3]	117,005	116,986
1.68%, 05/20/05[3]	105,305	105,298
1.71%, 04/15/05[3,4]	175,508	175,489
1.72%, 11/15/04[3,4]	140,406	140,407
1.73%, 06/15/05[3,4]	95,944	95,944
1.80%, 03/29/05[3]	100,624	100,613
1.80%, 08/26/05[3,4]	117,005	116,984

		9,375,531

MEDIUM-TERM NOTES – 0.11%
CC USA Inc.
1.29%, 04/15/05[3,4]	234,010	233,998
1.51%, 02/15/05[3,4]	152,107	152,195
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	175,508	175,505
K2 USA LLC
1.46%, 01/12/05[3,4]	117,005	117,002

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.32%, 02/04/05(3),[4]	$58,503	$58,492

		737,192

MONEY MARKET FUNDS – 1.43%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	936,041	936,041
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	6,067,696	6,067,696
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	2,574,112	2,574,112
BlackRock Temp Cash Money Market Fund[3]	97,034	97,034
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	157,217	157,217

		9,832,100

REPURCHASE AGREEMENTS – 0.65%
Banc of America Securities LLC
1.90%, 10/01/04[3,6]	$702,031	702,031
Bank of America N.A.
1.90%, 10/01/04[3,6]	1,638,071	1,638,071
Goldman Sachs & Co.
1.90%, 10/01/04[3,6]	1,521,066	1,521,066
Lehman Brothers Inc.
1.90%, 10/01/04[3,6]	608,426	608,426

		4,469,594

TIME DEPOSITS – 0.69%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	234,010	234,010
1.33%, 02/10/05[3]	117,005	116,999
1.39%, 02/02/05[3]	117,005	116,999
1.39%, 04/08/05[3]	163,807	163,795
1.40%, 10/25/04[3]	234,010	234,008
Bank of New York
1.39%, 11/01/04[3]	234,010	234,008
1.60%, 12/03/04[3]	58,503	58,497
Bank of Nova Scotia
1.13%, 10/06/04[3]	234,010	234,010
Security	Principal	Value
1.24%, 10/07/04[3]	$175,508	$175,507
1.42%, 10/29/04[3]	175,508	175,509
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	175,508	175,507
1.38%, 11/22/04[3]	58,503	58,503
1.40%, 10/29/04[3]	234,010	234,010
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	149,767	149,759
National City Bank (Ohio)
1.25%, 01/06/05[3]	234,010	234,013
Nordea Bank PLC
2.11%, 06/07/05[3]	234,010	233,978
SunTrust Bank
1.88%, 10/01/04[3]	936,041	936,041
Toronto-Dominion Bank
1.22%, 03/23/05[3]	409,518	409,484
1.34%, 02/10/05[3]	93,604	93,599
1.41%, 11/01/04[3]	175,508	175,506
1.77%, 05/10/05[3]	117,005	116,998
1.78%, 10/29/04[3]	117,005	117,005
1.90%, 05/11/05[3]	117,005	116,999

		4,794,744

U.S. GOVERNMENT AGENCY NOTES – 0.12%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	163,807	164,089
1.80%, 01/18/05[3]	108,815	108,222
1.80%, 01/19/05[3]	117,005	116,362
2.06%, 05/31/05[3]	116,661	115,046
Federal National Mortgage Association
2.33%, 07/22/05[3]	351,015	344,350

		848,069

TOTAL SHORT-TERM INVESTMENTS (Cost: $38,914,743)		38,914,743

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2004

Security	Value
TOTAL INVESTMENTS IN SECURITIES – 105.53% (Cost: $776,739,860)	$727,680,035
Other assets, less liabilities – (5.53%)	(38,152,016)

NET ASSETS – 100.00%	$689,528,019

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$155,286,687	22.51%
Financial	142,482,971	20.67
Technology	105,860,714	15.35
Industrial	86,607,138	12.56
Communications	68,749,389	9.97
Consumer Cyclical	53,229,736	7.72
Energy	48,110,339	6.98
Basic Materials	18,812,391	2.73
Utilities	9,625,927	1.40
Short-Term and Other Net Assets	762,727	0.11

TOTAL	$689,528,019	100.00%

See notes to financial statements.

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.68%

AUSTRALIA – 0.76%
BHP Billiton Ltd.	106,798	$1,110,877
News Corp. Ltd.	39,664	327,816

		1,438,693

BELGIUM – 0.42%
Fortis	33,366	794,001

		794,001

CANADA – 0.48%
Alcan Inc.[1]	10,799	516,192
Nortel Networks Corp.[2]	118,456	402,750

		918,942

FINLAND – 0.91%
Nokia OYJ ADR	126,228	1,731,848

		1,731,848

FRANCE – 6.36%
Alcatel SA1,2	33,768	394,654
AXA	42,143	852,645
BNP Paribas SA	23,450	1,514,495
Carrefour SA1	16,415	772,072
France Telecom SA1	38,994	971,517
L’Oreal SA1	8,375	548,692
Sanofi-Aventis[1]	26,668	1,934,305
Suez SA1	27,068	580,255
Total SA1	18,358	3,739,304
Vivendi Universal SA2	28,475	729,600

		12,037,539

GERMANY – 4.67%
Allianz AG1	9,313	937,947
BASF AG1	14,807	872,619
Bayer AG1	19,765	540,550
DaimlerChrysler AG Registered	22,378	922,743
Deutsche Bank AG1	14,874	1,069,062
Deutsche Telekom AG2	67,067	1,244,460
E.ON AG1	17,554	1,295,043
Siemens AG	23,383	1,719,558
Volkswagen AG1	6,145	236,519

		8,838,501

ITALY – 0.46%
Assicurazioni Generali SpA[1]	32,026	880,249

		880,249

JAPAN – 5.18%
Canon Inc.	26,800	1,259,574
Fuji Photo Film Co. Ltd.	13,400	440,122
Hitachi Ltd.	67,000	404,863
Honda Motor Co. Ltd.	26,800	1,298,480
Ito-Yokado Co. Ltd.	6,700	229,787
Matsushita Electric Industrial Co. Ltd.	67,000	894,225
Mitsubishi Tokyo Financial Group Inc.	67	558,663
Nissan Motor Co. Ltd.[1]	67,000	729,483
Sony Corp.	26,800	914,286
Toshiba Corp.	67,000	246,201
Toyota Motor Corp.	73,700	2,821,885

		9,797,569

NETHERLANDS – 3.89%
ABN AMRO Holding NV	39,999	908,624
Aegon NV	35,845	386,429
ING Groep NV	52,930	1,335,818
Koninklijke Philips Electronics NV1	36,247	830,419
Royal Dutch Petroleum Co. NYS[1]	58,089	2,997,392
Unilever NV NYS[1]	15,678	906,188

		7,364,870

SOUTH KOREA – 0.73%
Samsung Electronics Co. Ltd. GDR	6,968	1,379,664

		1,379,664

SPAIN – 2.73%
Banco Bilbao Vizcaya Argentaria SA1	94,671	1,302,802
Banco Santander Central Hispano SA1	135,005	1,317,935
Repsol YPF SA1	27,738	609,087
Telefonica SA	129,183	1,933,366

		5,163,190

SWEDEN – 0.73%
Telefonaktiebolaget LM Ericsson AB ADR[1,2]	44,086	1,377,247

		1,377,247

SWITZERLAND – 5.13%
Credit Suisse Group[2]	32,026	1,022,052
Nestle SA	11,390	2,608,745
Novartis AG	68,943	3,213,328
Swiss Re	8,911	512,738
UBS AG Registered	33,407	2,351,626

		9,708,489

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2004

Security	Shares	Value
UNITED KINGDOM – 12.48%
AstraZeneca PLC	46,632	$1,911,274
Barclays PLC[3]	182,307	1,748,436
BP PLC	606,216	5,786,560
Diageo PLC	87,703	1,095,050
GlaxoSmithKline PLC	162,743	3,507,395
HSBC Holdings PLC	306,793	4,868,729
Reuters Group PLC	41,138	231,885
Vodafone Group PLC	1,870,372	4,476,043

		23,625,372

UNITED STATES – 54.75%
Altria Group Inc.	56,749	2,669,473
American International Group Inc.	72,561	4,933,422
AT&T Corp.	20,435	292,629
Bristol-Myers Squibb Co.	53,600	1,268,712
ChevronTexaco Corp.[1]	59,496	3,191,365
Citigroup Inc.	143,380	6,325,926
Coca-Cola Co. (The)	62,109	2,487,465
Colgate-Palmolive Co.	14,740	665,953
Dell Inc.[2]	61,908	2,203,925
Dow Chemical Co. (The)[1]	26,465	1,195,689
Du Pont (E.I.) de Nemours and Co.	28,073	1,201,524
EMC Corp.[2]	66,866	771,634
Exxon Mobil Corp.	181,302	8,762,326
Ford Motor Company[1]	52,260	734,253
General Electric Co.	293,929	9,870,136
General Motors Corp.[1]	16,080	683,078
Gillette Co. (The)	25,862	1,079,480
Hewlett-Packard Co.	78,725	1,476,094
Intel Corp.	179,828	3,607,350
International Business Machines Corp.	46,833	4,015,461
Johnson & Johnson	82,142	4,627,059
JP Morgan Chase & Co.	99,294	3,944,951
Kimberly-Clark Corp.	13,936	900,126
Lucent Technologies Inc.[1,2]	121,337	384,638
McDonald’s Corp.	35,845	1,004,735
Merck & Co. Inc.[1]	61,573	2,031,909
Microsoft Corp.	265,454	7,339,803
Morgan Stanley	30,753	1,516,123
PepsiCo Inc.[1]	47,771	2,324,059
Pfizer Inc.	210,849	6,451,979

Security	Shares or Principal	Value
Procter & Gamble Co.	71,288	3,858,107
Texas Instruments Inc.	48,307	1,027,973
3M Co.	22,244	1,778,853
Time Warner Inc.[2]	126,362	2,039,483
Tyco International Ltd.	56,280	1,725,545
United Technologies Corp.	14,606	1,363,908
Wal-Mart Stores Inc.	73,030	3,885,196

		103,640,342

TOTAL COMMON STOCKS (COST: $189,667,260)		188,696,516

SHORT-TERM INVESTMENTS – 11.40%

COMMERCIAL PAPER – 2.77%
Alpine Securitization Corp.
1.77%, 10/18/04[4]	$122,001	121,899
1.88%, 10/01/04[4]	138,637	138,637
Amsterdam Funding Corp.
1.72%, 10/14/04[4]	103,978	103,913
1.73%, 10/18/04[4]	34,659	34,631
1.78%, 10/26/04[4]	62,387	62,310
1.78%, 10/27/04[4]	34,659	34,615
1.78%, 10/28/04[4]	103,978	103,839
Barton Capital Corp.
1.77%, 10/15/04[4]	83,182	83,125
1.78%, 10/18/04[4]	138,637	138,521
1.78%, 10/19/04[4]	103,978	103,885
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[4]	69,319	69,279
CRC Funding LLC
1.78%, 11/09/04[4]	69,319	69,185
Delaware Funding Corp.
1.78%, 10/22/04[4]	34,659	34,623
1.78%, 10/26/04[4]	34,659	34,617
1.78%, 10/27/04[4]	70,920	70,829
Edison Asset Securitization
1.45%, 11/09/04[4]	138,637	138,420
1.59%, 12/02/04[4]	138,637	138,258
Eureka Securitization Inc.
1.79%, 11/01/04[4]	58,900	58,810

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2004

Security	Principal	Value
Falcon Asset Securitization Corp.
1.72%, 10/14/04[4]	$103,978	$103,913
1.78%, 10/22/04[4]	34,659	34,623
1.78%, 10/26/04[4]	55,455	55,387
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	69,319	68,945
GIRO Funding US Corp.
1.55%, 10/15/04[4]	90,911	90,857
1.78%, 10/27/04[4]	64,735	64,652
Grampian Funding LLC
1.26%, 10/22/04[4]	138,637	138,536
1.44%, 10/27/04[4]	138,637	138,493
1.59%, 11/30/04[4]	69,319	69,135
1.78%, 10/18/04[4]	138,637	138,521
Jupiter Securitization Corp.
1.72%, 10/15/04[4]	173,297	173,180
1.78%, 10/27/04[4]	69,319	69,230
Liberty Street Funding Corp.
1.79%, 10/20/04[4]	104,100	104,002
Nationwide Building Society
1.63%, 12/09/04[4]	115,069	114,710
Park Avenue Receivables Corp.
1.78%, 10/25/04[4]	69,319	69,236
1.78%, 10/28/04[4]	84,569	84,456
Preferred Receivables Funding Corp.
1.72%, 10/14/04[4]	277,275	277,103
1.77%, 10/06/04[4]	138,637	138,603
1.78%, 10/15/04[4]	69,319	69,271
1.78%, 10/19/04[4]	34,659	34,628
1.80%, 10/28/04[4]	104,273	104,133
Prudential Funding LLC
1.60%, 12/01/04[4]	69,319	69,131
Ranger Funding Co. LLC
1.76%, 10/01/04[4]	138,637	138,637
Scaldis Capital LLC
1.73%, 10/15/04[4]	69,319	69,272
Sydney Capital Corp.
1.25%, 10/22/04[4]	46,139	46,105
1.74%, 10/12/04[4]	239,247	239,119
UBS Finance (Delaware)
1.11%, 12/17/04[4]	207,956	207,462
1.88%, 10/01/04[4]	762,506	762,506
WhistleJacket Capital LLC
1.26%, 10/20/04[4]	34,340	34,318

		5,247,560

FLOATING RATE NOTES – 2.93%
Bank of Nova Scotia
1.76%, 09/26/05[4]	34,659	34,645
Beta Finance Inc.
1.63%, 05/04/05[4,5]	83,182	83,173
1.69%, 10/12/04[4,5]	69,319	69,318
1.80%, 03/15/05[4,5]	69,319	69,344
1.89%, 09/23/05[4,5]	124,774	124,725
1.89%, 09/27/05[4,5]	110,910	110,866
2.04%, 10/27/05[4,5]	131,706	131,861
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[4]	207,956	207,892
CC USA Inc.
1.61%, 07/29/05[4,5]	138,637	138,603
1.63%, 05/04/05[4,5]	138,637	138,621
Den Danske Bank NY
1.68%, 08/12/05[4]	138,637	138,601
1.77%, 08/26/05[4]	138,637	138,600
Depfa Bank PLC
1.86%, 09/15/05[4]	138,637	138,637
Dorada Finance Inc.
1.61%, 07/29/05[4,5]	115,069	115,040
Five Finance Inc.
1.79%, 04/29/05[4,5]	110,910	110,904
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	138,637	138,637
K2 USA LLC
1.61%, 07/25/05[4,5]	69,319	69,307
1.70%, 06/10/05[4,5]	138,637	138,626
1.70%, 09/12/05[4,5]	138,637	138,611
1.79%, 10/20/05[4,5]	138,637	138,642
Links Finance LLC
1.68%, 04/25/05[4]	138,637	138,688
1.71%, 04/15/05[4,5]	138,637	138,622

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2004

Security	Principal	Value
National City Bank (Ohio)
1.67%, 08/09/05[4]	$138,637	$138,602
1.73%, 06/10/05[4]	69,319	69,334
1.76%, 06/23/05[4]	138,637	138,607
Nationwide Building Society
1.96%, 10/28/05[4,5]	235,684	235,716
Norddeutsche Landesbank
1.59%, 07/27/05[4]	138,637	138,598
Northern Rock PLC
1.56%, 01/13/05[4,5]	131,706	131,706
Permanent Financing PLC
1.69%, 03/10/05[4]	138,637	138,637
1.70%, 12/10/04[4]	69,319	69,319
1.72%, 06/10/05[4]	62,387	62,387
Sigma Finance Inc.
1.52%, 10/07/04[4]	138,637	138,637
1.73%, 11/15/04[4]	138,637	138,636
1.75%, 08/17/05[4]	69,319	69,325
1.75%, 09/15/05[4]	173,297	173,312
Tango Finance Corp.
1.66%, 04/07/05[4,5]	50,880	50,877
1.66%, 05/17/05[4,5]	115,069	115,065
1.70%, 02/25/05[4,5]	77,637	77,631
1.72%, 01/18/05[4,5]	61,000	60,999
1.81%, 07/25/05[4,5]	138,637	138,626
WhistleJacket Capital LLC
1.72%, 07/15/05[4,5]	103,978	103,962
1.72%, 09/15/05[4]	103,978	103,958
1.84%, 06/15/05[4,5]	69,319	69,308
White Pine Finance LLC
1.55%, 07/11/05[4]	34,659	34,656
1.63%, 07/05/05[4]	69,319	69,307
1.68%, 05/20/05[4]	62,387	62,383
1.71%, 04/15/05[4,5]	103,978	103,967
1.72%, 11/15/04[4,5]	83,182	83,182
1.73%, 06/15/05[4,5]	56,841	56,841
1.80%, 03/29/05[4]	59,614	59,607
1.80%, 08/26/05[4,5]	69,319	69,306

		5,554,454

Security	Shares or Principal	Value
MEDIUM-TERM NOTES – 0.23%
CC USA Inc.
1.29%, 04/15/05[4,5]	$138,637	$138,630
1.51%, 02/15/05[4,5]	90,114	90,167
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	103,978	103,976
K2 USA LLC
1.46%, 01/12/05[4,5]	69,319	69,317
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	34,659	34,653

		436,743

MONEY MARKET FUNDS – 2.30%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	554,550	554,550
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	2,122,342	2,122,342
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	1,525,011	1,525,011
BlackRock Temp Cash Money Market Fund[4]	57,487	57,487
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	93,142	93,142

		4,352,532

REPURCHASE AGREEMENTS – 1.40%
Banc of America Securities LLC
1.90%, 10/01/04[4,6]	415,912	415,912
Bank of America N.A.
1.90%, 10/01/04[4,6]	970,462	970,462
Goldman Sachs & Co.
1.90%, 10/01/04[4,6]	901,143	901,143
Lehman Brothers Inc.
1.90%, 10/01/04[4,6]	360,457	360,457

		2,647,974

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2004

Security	Principal	Value
TIME DEPOSITS – 1.50%

Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	$138,637	$138,637
1.33%, 02/10/05[4]	69,319	69,315
1.39%, 02/02/05[4]	69,319	69,315
1.39%, 04/08/05[4]	97,046	97,039
1.40%, 10/25/04[4]	138,637	138,637
Bank of New York
1.39%, 11/01/04[4]	138,637	138,637
1.60%, 12/03/04[4]	34,659	34,656
Bank of Nova Scotia
1.13%, 10/06/04[4]	138,637	138,637
1.24%, 10/07/04[4]	103,978	103,978
1.42%, 10/29/04[4]	103,978	103,979
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[4]	103,978	103,978
1.38%, 11/22/04[4]	34,659	34,660
1.40%, 10/29/04[4]	138,637	138,637
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	88,728	88,723
National City Bank (Ohio)
1.25%, 01/06/05[4]	138,637	138,639
Nordea Bank PLC
2.11%, 06/07/05[4]	138,637	138,619
SunTrust Bank
1.88%, 10/01/04[4]	554,550	554,550
Toronto-Dominion Bank
1.22%, 03/23/05[4]	242,615	242,595
1.34%, 02/10/05[4]	55,455	55,452
1.41%, 11/01/04[4]	103,978	103,977
1.77%, 05/10/05[4]	69,319	69,315
1.78%, 10/29/04[4]	69,319	69,319
1.90%, 05/11/05[4]	69,319	69,314

		2,840,608

U.S. GOVERNMENT AGENCY NOTES – 0.27%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	97,046	97,213
1.80%, 01/18/05[4]	64,466	64,115
1.80%, 01/19/05[4]	69,319	68,937
2.06%, 05/31/05[4]	69,115	68,158
Federal National Mortgage Association
2.33%, 07/22/05[4]	207,956	204,007

		502,430

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,582,301)		21,582,301

TOTAL INVESTMENTS IN SECURITIES – 111.08% (Cost: $211,249,561)		210,278,817
Other Assets, Less Liabilities – (11.08%)		(20,973,764)

NET ASSETS – 100.00%		$189,305,053

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NYS - New York Registered Shares

[1]        All or a portion of this security represents a security on loan. See Note

[2]        Non-income earning security.

[3]        The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[4]        All or a portion of this security represents an investment of securities lending collateral. See Note 5.

[5]        Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[6]        Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$44,861,371	23.70%
Financial	39,082,673	20.64
Energy	25,086,034	13.25
Technology	23,081,478	12.20
Industrial	18,379,605	9.70
Communications	16,537,936	8.74
Consumer Cyclical	14,354,670	7.58
Basic Materials	5,437,451	2.88
Utilities	1,875,298	0.99
Short-Term and Other Net Assets	608,537	0.32

TOTAL	$189,305,053	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 98.87%

ARGENTINA – 0.20%
Petrobras Energia Participaciones SA ADR[2]	10,697	$117,560
Tenaris SA ADR	7,104	323,871

		441,431

CANADA – 7.57%
Canadian Natural Resources Ltd.	43,392	1,731,497
Enbridge Inc.	18,752	781,611
EnCana Corp.	81,984	3,779,990
Husky Energy Inc.	23,552	573,005
Imperial Oil Ltd.	33,472	1,731,853
Nexen Inc.	18,560	773,608
Petro-Canada	32,086	1,666,733
Precision Drilling Corp.[2]	3,712	213,032
Suncor Energy Inc.	88,045	2,810,650
Talisman Energy Inc.	62,976	1,631,688
TransCanada Corp.	55,168	1,205,322

		16,898,989

CHINA – 0.80%
PetroChina Co. Ltd. ADR[1]	33,152	1,782,252

		1,782,252

FRANCE – 7.99%
Total SA1	87,552	17,833,292

		17,833,292

ITALY – 4.33%
Eni SpA[1]	431,296	9,663,480

		9,663,480

JAPAN – 0.79%
Nippon Oil Corp.	192,000	1,210,724
TonenGeneral Sekiyu K.K.	64,000	552,230

		1,762,954

NETHERLANDS – 6.27%
Royal Dutch Petroleum Co.[1]	271,744	13,996,376

		13,996,376

NORWAY – 1.72%
Norsk Hydro ASA ADR[1]	35,226	2,579,952
Statoil ASA ADR[1]	87,808	1,267,948

		3,847,900

SPAIN – 1.75%
Repsol YPF SA ADR[1]	178,624	3,915,438

		3,915,438

UNITED KINGDOM – 19.27%
BG Group PLC	689,088	4,626,144
BP PLC	3,020,480	28,831,618
Shell Transport & Trading Co. PLC	1,305,536	9,579,665

		43,037,427

UNITED STATES – 48.18%
Amerada Hess Corp.	19,264	1,714,496
Anadarko Petroleum Corp.[1]	33,940	2,252,258
Apache Corp.	52,494	2,630,474
Ashland Inc.	9,344	524,011
Baker Hughes Inc.	42,624	1,863,521
BJ Services Co.[1]	21,248	1,113,608
Burlington Resources Inc.[1]	67,904	2,770,483
ChevronTexaco Corp.[1]	203,712	10,927,112
ConocoPhillips	112,389	9,311,429
Devon Energy Corp.	31,424	2,231,418
El Paso Corp.[1]	83,008	762,844
EOG Resources Inc.	22,400	1,475,040
Exxon Mobil Corp.	912,320	44,092,426
Halliburton Co.[1]	62,016	2,089,319
Kerr-McGee Corp.	12,928	740,128
Kinder Morgan Inc.	15,808	993,059
Marathon Oil Corp.	65,216	2,692,116
Nabors Industries Ltd.[2]	20,800	984,880
Noble Corp.[1,2]	15,104	678,925
Occidental Petroleum Corp.	70,784	3,958,949
Rowan Companies Inc.[1,2]	12,928	341,299
Schlumberger Ltd.[1]	87,104	5,862,970
Sunoco Inc.	19,904	1,472,498
Transocean Inc.[1,2]	41,024	1,467,839
Unocal Corp.	58,944	2,534,592
Valero Energy Corp.	15,808	1,267,960
Williams Companies Inc.	69,632	842,547

		107,596,201

TOTAL COMMON STOCKS (Cost: $199,726,688)		220,775,740

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.99%

BRAZIL – 0.99%
Petroleo Brasileiro SA ADR[1]	69,056	$2,204,267

		2,204,267

TOTAL PREFERRED STOCKS (Cost: $1,911,667)		2,204,267

SHORT-TERM INVESTMENTS – 9.21%

COMMERCIAL PAPER – 2.22%
Alpine Securitization Corp.
1.77%, 10/18/04[3]	$115,276	115,179
1.88%, 10/01/04[3]	130,995	130,995
Amsterdam Funding Corp.
1.72%, 10/14/04[3]	98,246	98,185
1.73%, 10/18/04[3]	32,749	32,722
1.78%, 10/26/04[3]	58,948	58,875
1.78%, 10/27/04[3]	32,749	32,707
1.78%, 10/28/04[3]	98,246	98,115
Barton Capital Corp.
1.77%, 10/15/04[3]	78,597	78,543
1.78%, 10/18/04[3]	130,995	130,885
1.78%, 10/19/04[3]	98,246	98,[5]
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[3]	65,497	65,460
CRC Funding LLC
1.78%, 11/09/04[3]	65,497	65,371
Delaware Funding Corp.
1.78%, 10/22/04[3]	32,749	32,715
1.78%, 10/26/04[3]	32,749	32,708
1.78%, 10/27/04[3]	67,010	66,924
Edison Asset Securitization
1.45%, 11/09/04[3]	130,995	130,789
1.59%, 12/02/04[3]	130,995	130,636
Eureka Securitization Inc.
1.79%, 11/01/04[3]	55,653	55,567
Falcon Asset Securitization Corp.
1.72%, 10/14/04[3]	98,246	98,185
1.78%, 10/22/04[3]	32,749	32,715
1.78%, 10/26/04[3]	52,398	52,334
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	65,497	65,144

Security	Principal	Value
GIRO Funding US Corp.
1.55%, 10/15/04[3]	$85,900	$85,848
1.78%, 10/27/04[3]	61,167	61,088
Grampian Funding LLC
1.26%, 10/22/04[3]	130,995	130,899
1.44%, 10/27/04[3]	130,995	130,859
1.59%, 11/30/04[3]	65,497	65,324
1.78%, 10/18/04[3]	130,995	130,885
Jupiter Securitization Corp.
1.72%, 10/15/04[3]	163,744	163,634
1.78%, 10/27/04[3]	65,497	65,413
Liberty Street Funding Corp.
1.79%, 10/20/04[3]	98,361	98,269
Nationwide Building Society
1.63%, 12/09/04[3]	108,726	108,386
Park Avenue Receivables Corp.
1.78%, 10/25/04[3]	65,497	65,420
1.78%, 10/28/04[3]	79,907	79,800
Preferred Receivables Funding Corp.
1.72%, 10/14/04[3]	261,990	261,827
1.77%, 10/06/04[3]	130,995	130,963
1.78%, 10/15/04[3]	65,497	65,452
1.78%, 10/19/04[3]	32,749	32,720
1.80%, 10/28/04[3]	98,525	98,393
Prudential Funding LLC
1.60%, 12/01/04[3]	65,497	65,320
Ranger Funding Co. LLC
1.76%, 10/01/04[3]	130,995	130,995
Scaldis Capital LLC
1.73%, 10/15/04[3]	65,497	65,454
Sydney Capital Corp.
1.25%, 10/22/04[3]	43,595	43,563
1.74%, 10/12/04[3]	226,058	225,938
UBS Finance (Delaware)
1.11%, 12/17/04[3]	196,492	196,026
1.88%, 10/01/04[3]	720,472	720,472
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	32,447	32,426

		4,958,287
FLOATING RATE NOTES – 2.35%

Bank of Nova Scotia
1.76%, 09/26/05[3]	32,749	32,734

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
Beta Finance Inc.
1.63%, 05/04/05[3,4]	$78,597	$78,588
1.69%, 10/12/04[3,4]	65,497	65,497
1.80%, 03/15/05[3,4]	65,497	65,521
1.89%, 09/23/05[3,4]	117,895	117,849
1.89%, 09/27/05[3,4]	104,796	104,754
2.04%, 10/27/05[3,4]	124,445	124,592
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[3]	196,492	196,431
CC USA Inc.
1.61%, 07/29/05[3,4]	130,995	130,962
1.63%, 05/04/05[3,4]	130,995	130,979
Den Danske Bank NY
1.68%, 08/12/05[3]	130,995	130,961
1.77%, 08/26/05[3]	130,995	130,960
Depfa Bank PLC
1.86%, 09/15/05[3]	130,995	130,995
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	108,726	108,699
Five Finance Inc.
1.79%, 04/29/05[3,4]	104,796	104,790
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	130,995	130,995
K2 USA LLC
1.61%, 07/25/05[3,4]	65,497	65,487
1.70%, 06/10/05[3,4]	130,995	130,984
1.70%, 09/12/05[3,4]	130,995	130,970
1.79%, 10/20/05[3,4]	130,995	131,000
Links Finance LLC
1.68%, 04/25/05[3]	130,995	131,044
1.71%, 04/15/05[3,4]	130,995	130,981
National City Bank (Ohio)
1.67%, 08/09/05[3]	130,995	130,961
1.73%, 06/10/05[3]	65,497	65,512
1.76%, 06/23/05[3]	130,995	130,967
Nationwide Building Society
1.96%, 10/28/05[3,4]	222,691	222,723
Norddeutsche Landesbank
1.59%, 07/27/05[3]	130,995	130,957
Northern Rock PLC
1.56%, 01/13/05[3,4]	124,445	124,445
Permanent Financing PLC
1.69%, 03/10/05[3]	130,995	130,995
1.70%, 12/10/04[3]	65,497	65,497
1.72%, 06/10/05[3]	58,948	58,948
Sigma Finance Inc.
1.52%, 10/07/04[3]	130,995	130,995
1.73%, 11/15/04[3]	130,995	130,994
1.75%, 08/17/05[3]	65,497	65,502
1.75%, 09/15/05[3]	163,744	163,758
Tango Finance Corp.
1.66%, 04/07/05[3,4]	48,075	48,073
1.66%, 05/17/05[3,4]	108,726	108,722
1.70%, 02/25/05[3,4]	73,357	73,351
1.72%, 01/18/05[3,4]	57,638	57,636
1.81%, 07/25/05[3,4]	130,995	130,984
WhistleJacket Capital LLC
1.72%, 07/15/05[3,4]	98,246	98,230
1.72%, 09/15/05[3]	98,246	98,228
1.84%, 06/15/05[3,4]	65,497	65,487
White Pine Finance LLC
1.55%, 07/11/05[3]	32,749	32,746
1.63%, 07/05/05[3]	65,497	65,487
1.68%, 05/20/05[3]	58,948	58,944
1.71%, 04/15/05[3,4]	98,246	98,236
1.72%, 11/15/04[3,4]	78,597	78,597
1.73%, 06/15/05[3,4]	53,708	53,708
1.80%, 03/29/05[3]	56,328	56,322
1.80%, 08/26/05[3,4]	65,497	65,486

		5,248,264

MEDIUM-TERM NOTES – 0.19%
CC USA Inc.
1.29%, 04/15/05[3,4]	130,995	130,988
1.51%, 02/15/05[3,4]	85,147	85,196
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	98,246	98,245
K2 USA LLC
1.46%, 01/12/05[3,4]	65,497	65,496
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	32,749	32,739

		412,664

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 1.92%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	523,980	$523,980
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	2,184,827	2,184,827
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	1,440,944	1,440,944
BlackRock Temp Cash Money Market Fund[3]	54,318	54,318
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	88,007	88,007

		4,292,076

REPURCHASE AGREEMENTS – 1.12%
Banc of America Securities LLC
1.90%, 10/01/04[3,6]	$392,985	392,985
Bank of America N.A.
1.90%, 10/01/04[3,6]	916,965	916,965
Goldman Sachs & Co.
1.90%, 10/01/04[3,6]	851,467	851,467
Lehman Brothers Inc.
1.90%, 10/01/04[3,6]	340,587	340,587

		2,502,004

TIME DEPOSITS – 1.20%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	130,995	130,995
1.33%, 02/10/05[3]	65,497	65,494
1.39%, 02/02/05[3]	65,497	65,494
1.39%, 04/08/05[3]	91,696	91,689
1.40%, 10/25/04[3]	130,995	130,994
Bank of New York
1.39%, 11/01/04[3]	130,995	130,994
1.60%, 12/03/04[3]	32,749	32,746
Bank of Nova Scotia
1.13%, 10/06/04[3]	130,995	130,995
1.24%, 10/07/04[3]	98,246	98,246
1.42%, 10/29/04[3]	98,246	98,247
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	98,246	98,246
1.38%, 11/22/04[3]	32,749	32,749
1.40%, 10/29/04[3]	130,995	130,995

Security	Principal	Value
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	$83,837	$83,833
National City Bank (Ohio)
1.25%, 01/06/05[3]	130,995	130,997
Nordea Bank PLC
2.11%, 06/07/05[3]	130,995	130,977
SunTrust Bank
1.88%, 10/01/04[3]	523,980	523,980
Toronto-Dominion Bank
1.22%, 03/23/05[3]	229,241	229,222
1.34%, 02/10/05[3]	52,398	52,395
1.41%, 11/01/04[3]	98,246	98,245
1.77%, 05/10/05[3]	65,497	65,494
1.78%, 10/29/04[3]	65,497	65,497
1.90%, 05/11/05[3]	65,497	65,494

		2,684,018

U.S. GOVERNMENT AGENCY NOTES – 0.21%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	91,696	91,854
1.80%, 01/18/05[3]	60,913	60,581
1.80%, 01/19/05[3]	65,497	65,137
2.06%, 05/31/05[3]	65,305	64,401
Federal National Mortgage Association
2.33%, 07/22/05[3]	196,492	192,761

		474,734

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,572,047)		20,572,047

TOTAL INVESTMENTS IN SECURITIES – 109.07% (Cost: $222,210,402)		243,552,054

Other Assets, Less Liabilities – (9.07%)		(20,247,367)

NET ASSETS – 100.00%		$223,304,687

ADR - American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2004

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net assets
Oil & Gas	$206,499,764	92.48%
Oil & Gas Services	11,253,289	5.05
Pipelines	2,598,450	1.16
Utilities	1,986,933	0.89
Chemicals	524,011	0.23
Diversified Financial Services	117,560	0.05
Short-Term and Other Net Assets	324,680	0.14

TOTAL	$223,304,687	100.00%

See notes to financial statements.

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.63%

AUSTRALIA – 4.27%
AMP Ltd.	13,409	$60,511
Australia and New Zealand Banking Group Ltd.	13,764	189,629
AXA Asia Pacific Holdings Ltd.	13,796	39,673
Commonwealth Bank of Australia	10,296	225,154
General Property Trust	12,521	33,467
Insurance Australia Group Ltd.	11,837	44,585
Lend Lease Corp. Ltd.	3,718	30,756
Macquarie Bank Ltd.	1,455	38,279
Mirvac Group	4,346	13,694
National Australia Bank Ltd.	12,133	237,115
Promina Group Ltd.	5,819	19,094
QBE Insurance Group Ltd.[2]	4,536	43,042
St. George Bank Ltd.	2,904	45,962
Stockland Trust Group	9,471	39,035
Suncorp-Metway Ltd.	3,630	40,230
Westfield Group[1]	10,164	111,980
Westpac Banking Corp.	14,641	188,030

		1,400,236

BELGIUM – 1.38%
Algemene Maatschappij voor Nijverheidskredit NV	737	49,566
Dexia Group[2]	5,962	111,368
Fortis	8,525	202,867
Groupe Bruxelles Lambert SA	484	33,753
KBC Bankverzekeringsholding NV2	847	55,123

		452,677

BRAZIL – 0.31%
Banco Bradesco SA ADR	750	39,525
Banco Itau Holding Financiera SA ADR	770	42,735
Unibanco – Uniao de Bancos Brasileiros SA GDR	770	18,657

		100,917

CANADA – 4.47%
Bank of Montreal	3,718	162,463
Bank of Nova Scotia	8,030	234,450
Brascan Corp. Class A	1,452	43,748
Canadian Imperial Bank of Commerce	2,959	158,220
Manulife Financial Corp.	5,800	253,930
National Bank of Canada	1,265	43,851
Royal Bank of Canada	5,093	241,259
Sun Life Financial Inc.	4,697	141,739
Toronto-Dominion Bank	5,104	185,882

		1,465,542

CHILE – 0.11%
Banco de Chile ADR	506	17,862
Banco Santander Chile SA ADR	662	18,496

		36,358

DENMARK – 0.31%
Danske Bank A/S	3,894	102,361

		102,361

FRANCE – 3.23%
Assurances Generales de France[2]	616	38,598
AXA	11,066	223,889
BNP Paribas SA2	6,204	400,679
Credit Agricole SA	5,269	143,708
Societe Generale Class A	2,838	251,142

		1,058,016

GERMANY – 2.76%
Allianz AG2	2,524	254,202
Bayerische Hypo-Und Vereinsbank AG1	4,413	84,735
Commerzbank AG1	3,410	63,401
Deutsche Bank AG2	4,213	302,807
Deutsche Boerse AG	660	33,379
Hypo Real Estate Holding AG1,2	851	29,172
MLP AG2	506	8,132
Muenchener Rueckversicherungs- Gesellschaft AG2	1,353	130,334

		906,162

GREECE – 0.17%
National Bank of Greece SA ADR	11,655	54,429

		54,429

HONG KONG – 1.14%
BOC Hong Kong Holdings Ltd.[2]	27,500	50,253
Cheung Kong (Holdings) Ltd.	11,000	94,158
Hang Seng Bank Ltd.	6,600	88,022
Sun Hung Kai Properties Ltd.	11,000	103,680
Swire Pacific Ltd. Class A	5,500	38,263

		374,376

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
IRELAND – 0.60%
Allied Irish Banks PLC	6,314	$105,161
Bank of Ireland	6,858	92,416

		197,577

ITALY – 3.13%
Alleanza Assicurazioni SpA[2]	4,037	46,680
Assicurazioni Generali SpA[2]	8,294	227,964
Banca Fideuram SpA[2]	3,366	15,594
Banca Intesa SpA[2]	35,787	136,009
Banca Monte dei Paschi di Siena SpA[2]	8,415	24,822
Banca Nazionale del Lavoro SpA[1,2]	14,712	32,616
Banche Popolari Unite SCRL	2,365	39,213
Banco Popolare di Verona e Novara SCRL[2]	2,354	41,282
Capitalia SpA[2]	13,882	51,035
FinecoGroup SpA[1,2]	1,228	7,274
Mediobanca SpA[2]	4,609	60,907
Mediolanum SpA[2]	2,211	13,236
Riunione Adriatica di Sicurta SpA[2]	2,552	49,033
Sanpaolo IMI SpA[2]	8,778	99,102
Unicredito Italiano SpA[2]	35,948	181,268

		1,026,035

JAPAN – 4.70%
Acom Co. Ltd.	770	47,647
Credit Saison Co. Ltd.	1,100	33,834
Daiwa Securities Group Inc.	11,000	69,664
Millea Holdings Inc.	11	141,723
Mitsubishi Estate Co. Ltd.	11,000	114,776
Mitsubishi Tokyo Financial Group Inc.	22	183,441
Mitsui Fudosan Co. Ltd.	11,000	114,376
Mitsui Sumitomo Insurance Co. Ltd.	11,000	90,723
Mizuho Financial Group Inc.	44	165,277
Nikko Cordial Corp.	11,000	44,613
Nomura Holdings Inc.	11,000	141,224
Promise Co. Ltd.	550	35,980
Sompo Japan Insurance Inc.	11,000	93,218
Sumitomo Mitsui Financial Group Inc.	22	125,754
Takefuji Corp.	660	42,217
UFJ Holdings Inc.[1]	22	96,412

		1,540,879

NETHERLANDS – 2.31%
ABN AMRO Holding NV	11,506	261,372
Aegon NV	9,439	101,758
ING Groep NV	15,565	392,821

		755,951
SINGAPORE – 0.87%
DBS Group Holdings Ltd[2]	11,000	104,538
Oversea-Chinese Banking Corp. Ltd.	11,000	91,471
United Overseas Bank Ltd.	11,000	89,511

		285,520

SOUTH KOREA – 0.27%
Kookmin Bank ADR	2,750	87,560

		87,560

SPAIN – 2.49%
Banco Bilbao Vizcaya Argentaria SA2	25,663	353,158
Banco Popular Espanol SA	1,595	88,629
Banco Santander Central Hispano SA2	35,365	345,237
Bankinter SA(2)	704	30,690

		817,714

SWEDEN – 1.22%
ForeningsSparbanken AB2	2,750	57,227
Nordea AB2	18,073	147,708
Skandia Forsakrings AB2	7,480	29,590
Skandinaviska Enskilda Banken AB Class A2	4,345	67,143
Svenska Handelsbanken AB Class A	4,664	97,698

		399,366

SWITZERLAND – 3.78%
Baloise Holding Registered	550	21,252
Credit Suisse Group[1]	8,712	278,028
Swiss Life Holding[1]	154	18,222
Swiss Re	2,541	146,209
UBS AG Registered	8,767	617,137
Zurich Financial Services AG1	1,100	156,803

		1,237,651

UNITED KINGDOM – 13.03%
Abbey National PLC	10,263	104,000
Alliance & Leicester PLC	3,531	55,908
AMVESCAP PLC	5,214	28,187
Aviva PLC	16,170	160,201

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
Barclays PLC[3]	48,334	$463,553
British Land Co. PLC	4,268	57,460
Hammerson PLC	2,299	30,120
HBOS PLC	28,875	389,791
HSBC Holdings PLC	82,467	1,308,731
Land Securities Group PLC	3,479	73,845
Legal & General Group PLC	50,754	91,153
Lloyds TSB Group PLC	42,977	335,573
Man Group PLC	2,068	44,494
Northern Rock PLC	3,443	44,235
Old Mutual PLC	27,511	56,877
Provident Financial PLC	1,727	17,610
Prudential Corp. PLC	15,730	128,231
Royal & Sun Alliance Insurance Group PLC	24,257	31,384
Royal Bank of Scotland Group PLC	21,802	629,651
Schroders PLC	1,265	14,181
Slough Estates PLC	3,322	27,998
Standard Chartered PLC	7,304	125,363
3i Group PLC	5,214	52,411

		4,270,957

UNITED STATES – 49.08%
ACE Ltd.	2,079	83,285
AFLAC Inc.	3,850	150,958
Allstate Corp. (The)	5,280	253,387
Ambac Financial Group Inc.	847	67,718
American Express Co.	9,658	497,001
American International Group Inc.	19,492	1,325,261
AmSouth Bancorp	2,409	58,780
AON Corp.	2,519	72,396
Apartment Investment & Management Co. Class A	550	19,129
Bank of America Corp.	30,236	1,310,126
Bank of New York Co. Inc. (The)	5,830	170,061
BB&T Corp.	4,026	159,792
Bear Stearns Companies Inc. (The)	759	72,993
Capital One Financial Corp.	1,815	134,128
Chubb Corp.	1,364	95,862
Cincinnati Financial Corp.	1,362	56,142
Citigroup Inc.	38,522	1,699,591
Comerica Inc.	1,419	84,218
Countrywide Financial Corp.	4,092	161,184
E*TRADE Financial Corp.[1]	2,783	31,782
Equity Office Properties Trust	3,322	90,524
Equity Residential	2,200	68,200
Federal Home Loan Mortgage Corp.	5,214	340,161
Federal National Mortgage Association	7,271	460,981
Federated Investors Inc. Class B2	858	24,401
Fifth Third Bancorp[2]	4,301	211,695
First Horizon National Corp.[2]	825	35,772
Franklin Resources Inc.	1,826	101,818
Golden West Financial Corp.	1,166	129,368
Goldman Sachs Group Inc. (The)	3,498	326,154
Hartford Financial Services Group Inc.	2,046	126,709
Huntington Bancshares Inc.	1,705	42,472
Janus Capital Group Inc.	1,782	24,253
Jefferson-Pilot Corp.	1,144	56,811
JP Morgan Chase & Co.	26,518	1,053,560
KeyCorp	3,179	100,456
Lehman Brothers Holdings Inc.	1,958	156,092
Lincoln National Corp.	1,210	56,870
Loews Corp.	1,518	88,803
M&T Bank Corp.	836	80,005
Marsh & McLennan Cos. Inc.	3,861	176,679
Marshall & Ilsley Corp.	1,529	61,619
MBIA Inc.	990	57,628
MBNA Corp.	9,493	239,224
Mellon Financial Corp.	3,366	93,205
Merrill Lynch & Co. Inc.	7,150	355,498
MetLife Inc.	5,753	222,353
MGIC Investment Corp.	649	43,191
Moody’s Corp.	1,034	75,740
Morgan Stanley	8,129	400,760
National City Corp.	5,060	195,417
North Fork Bancorp Inc.[2]	1,166	51,829
Northern Trust Corp.	1,837	74,950
Plum Creek Timber Co. Inc.	1,452	50,864
PNC Financial Services Group	2,079	112,474
Principal Financial Group Inc.	2,409	86,652
Progressive Corp. (The)[2]	1,573	133,312
ProLogis	1,342	47,292
Providian Financial Corp.[1]	2,200	34,188

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
Prudential Financial Inc.[2]	4,037	$189,900
Regions Financial Corp.[2]	4,400	145,464
SAFECO Corp.[2]	1,034	47,202
Schwab (Charles) Corp. (The)	10,252	94,216
Simon Property Group Inc.	1,562	83,770
SLM Corp.	3,498	156,011
SouthTrust Corp.	2,420	100,817
Sovereign Bancorp Inc.[2]	2,552	55,685
St. Paul Travelers Companies Inc.	5,123	169,366
State Street Corp.	2,574	109,936
SunTrust Banks Inc.	2,112	148,706
Synovus Financial Corp.	2,398	62,708
T. Rowe Price Group Inc.	858	43,706
Torchmark Corp.	814	43,288
U.S. Bancorp	14,267	412,316
UNUMProvident Corp.[2]	2,288	35,899
Wachovia Corp.	9,889	464,289
Washington Mutual Inc.	6,633	259,218
Wells Fargo & Co.	12,606	751,696
XL Capital Ltd. Class A	1,023	75,692
Zions Bancorporation	770	47,001

		16,088,660

TOTAL COMMON STOCKS (Cost: $29,669,090)		32,658,944

SHORT-TERM INVESTMENTS – 7.64%

COMMERCIAL PAPER – 1.83%
Alpine Securitization Corp.
1.77%, 10/18/04[4]	$13,938	13,926
1.88%, 10/01/04[4]	15,838	15,839
Amsterdam Funding Corp.
1.72%, 10/14/04[4]	11,879	11,871
1.73%, 10/18/04[4]	3,960	3,956
1.78%, 10/26/04[4]	7,127	7,118
1.78%, 10/27/04[4]	3,960	3,955
1.78%, 10/28/04[4]	11,879	11,863
Barton Capital Corp.
1.77%, 10/15/04[4]	9,503	9,497
1.78%, 10/18/04[4]	15,838	15,825
1.78%, 10/19/04[4]	11,879	11,868

Security	Principal	Value
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[4]	$7,919	$7,915
CRC Funding LLC
1.78%, 11/09/04[4]	7,919	7,904
Delaware Funding Corp.
1.78%, 10/22/04[4]	3,960	3,955
1.78%, 10/26/04[4]	3,960	3,955
1.78%, 10/27/04[4]	8,102	8,092
Edison Asset Securitization
1.45%, 11/09/04[4]	15,838	15,814
1.59%, 12/02/04[4]	15,838	15,795
Eureka Securitization Inc.
1.79%, 11/01/04[4]	6,729	6,719
Falcon Asset Securitization Corp.
1.72%, 10/14/04[4]	11,879	11,871
1.78%, 10/22/04[4]	3,960	3,955
1.78%, 10/26/04[4]	6,335	6,328
Ford Credit Auto Receivables
1.85%, 01/14/05[4]	7,919	7,876
GIRO Funding US Corp.
1.55%, 10/15/04[4]	10,386	10,380
1.78%, 10/27/04[4]	7,396	7,386
Grampian Funding LLC
1.26%, 10/22/04[4]	15,838	15,827
1.44%, 10/27/04[4]	15,838	15,822
1.59%, 11/30/04[4]	7,919	7,898
1.78%, 10/18/04[4]	15,838	15,825
Jupiter Securitization Corp.
1.72%, 10/15/04[4]	19,798	19,785
1.78%, 10/27/04[4]	7,919	7,909
Liberty Street Funding Corp.
1.79%, 10/20/04[4]	11,893	11,882
Nationwide Building Society
1.63%, 12/09/04[4]	13,146	13,105
Park Avenue Receivables Corp.
1.78%, 10/25/04[4]	7,919	7,910
1.78%, 10/28/04[4]	9,661	9,649
Preferred Receivables Funding Corp.
1.72%, 10/14/04[4]	31,677	31,657
1.77%, 10/06/04[4]	15,838	15,835
1.78%, 10/15/04[4]	7,919	7,914

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
1.78%, 10/19/04[4]	$3,960	$3,956
1.80%, 10/28/04[4]	11,913	11,896
Prudential Funding LLC
1.60%, 12/01/04[4]	7,919	7,898
Ranger Funding Co. LLC
1.76%, 10/01/04[4]	15,838	15,839
Scaldis Capital LLC
1.73%, 10/15/04[4]	7,919	7,914
Sydney Capital Corp.
1.25%, 10/22/04[4]	5,271	5,267
1.74%, 10/12/04[4]	27,332	27,318
UBS Finance (Delaware)
1.11%, 12/17/04[4]	23,758	23,702
1.88%, 10/01/04[4]	87,111	87,111
WhistleJacket Capital LLC
1.26%, 10/20/04[4]	3,923	3,921

		599,503

FLOATING RATE NOTES – 1.94%
Bank of Nova Scotia
1.76%, 09/26/05[4]	3,960	3,958
Beta Finance Inc.
1.63%, 05/04/05[4,5]	9,503	9,502
1.69%, 10/12/04[4,5]	7,919	7,919
1.80%, 03/15/05[4,5]	7,919	7,923
1.89%, 09/23/05[4,5]	14,255	14,249
1.89%, 09/27/05[4,5]	12,671	12,666
2.04%, 10/27/05[4,5]	15,046	15,064
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[4]	23,758	23,750
CC USA Inc.
1.61%, 07/29/05[4,5]	15,838	15,834
1.63%, 05/04/05[4,5]	15,838	15,837
Den Danske Bank NY
1.68%, 08/12/05[4]	15,838	15,835
1.77%, 08/26/05[4]	15,838	15,834
Depfa Bank PLC
1.86%, 09/15/05[4]	15,838	15,839
Dorada Finance Inc.
1.61%, 07/29/05[4,5]	13,146	13,143
Five Finance Inc.
1.79%, 04/29/05[4,5]	12,671	12,670
HBOS Treasury Services PLC
1.96%, 04/22/05[4]	15,838	15,839
K2 USA LLC
1.61%, 07/25/05[4,5]	7,919	7,918
1.70%, 06/10/05[4,5]	15,838	15,837
1.70%, 09/12/05[4,5]	15,838	15,835
1.79%, 10/20/05[4,5]	15,838	15,839
Links Finance LLC
1.68%, 04/25/05[4]	15,838	15,844
1.71%, 04/15/05[4,5]	15,838	15,837
National City Bank (Ohio)
1.67%, 08/09/05[4]	15,838	15,834
1.73%, 06/10/05[4]	7,919	7,921
1.76%, 06/23/05[4]	15,838	15,835
Nationwide Building Society
1.96%, 10/28/05[4,5]	26,925	26,929
Norddeutsche Landesbank
1.59%, 07/27/05[4]	15,838	15,834
Northern Rock PLC
1.56%, 01/13/05[4,5]	15,046	15,046
Permanent Financing PLC
1.69%, 03/10/05[4]	15,838	15,839
1.70%, 12/10/04[4]	7,919	7,920
1.72%, 06/10/05[4]	7,127	7,127
Sigma Finance Inc.
1.52%, 10/07/04[4]	15,838	15,838
1.73%, 11/15/04[4]	15,838	15,838
1.75%, 08/17/05[4]	7,919	7,920
1.75%, 09/15/05[4]	19,798	19,800
Tango Finance Corp.
1.66%, 04/07/05[4,5]	5,813	5,812
1.66%, 05/17/05[4,5]	13,146	13,145
1.70%, 02/25/05[4,5]	8,870	8,869
1.72%, 01/18/05[4,5]	6,969	6,969
1.81%, 07/25/05[4,5]	15,838	15,837
WhistleJacket Capital LLC
1.72%, 07/15/05[4,5]	11,879	11,877
1.72%, 09/15/05[4]	11,879	11,877
1.84%, 06/15/05[4,5]	7,919	7,918
White Pine Finance LLC
1.55%, 07/11/05[4]	3,960	3,943

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
1.63%, 07/05/05[4]	$7,919	$7,918
1.68%, 05/20/05[4]	7,127	7,127
1.71%, 04/15/05[4,5]	11,879	11,878
1.72%, 11/15/04[4,5]	9,503	9,503
1.73%, 06/15/05[4,5]	6,494	6,494
1.80%, 03/29/05[4]	6,811	6,810
1.80%, 08/26/05[4,5]	7,919	7,918

		634,548

MEDIUM-TERM NOTES – 0.15%
CC USA Inc.
1.29%, 04/15/05[4,5]	15,838	15,838
1.51%, 02/15/05[4,5]	10,295	10,301
Dorada Finance Inc.
1.48%, 01/18/05[4,5]	11,879	11,879
K2 USA LLC
1.46%, 01/12/05[4,5]	7,919	7,919
WhistleJacket Capital LLC
1.32%, 02/04/05[4,5]	3,960	3,959

		49,896

MONEY MARKET FUNDS – 1.63%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	63,354	63,354
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares3 4	280,429	280,429
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares3 4	174,223	174,223
BlackRock Temp Cash Money Market Fund[4]	6,568	6,568
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[4]	10,641	10,641

		535,215

REPURCHASE AGREEMENTS – 0.92%
Banc of America Securities LLC
1.90%, 10/01/04[4,6]	47,515	47,515
Bank of America N.A.
1.90%, 10/01/04[4,6]	110,869	110,869

Security	Principal	Value
Goldman Sachs & Co.
1.90%, 10/01/04[4,6]	$102,950	$102,950
Lehman Brothers Inc.
1.90%, 10/01/04[4,6]	41,180	41,180

		302,514

TIME DEPOSITS – 0.99%
Abbey National Treasury Services PLC
1.25%, 01/06/05[4]	15,838	15,839
1.33%, 02/10/05[4]	7,919	7,919
1.39%, 02/02/05[4]	7,919	7,919
1.39%, 04/08/05[4]	11,087	11,086
1.40%, 10/25/04[4]	15,838	15,838
Bank of New York
1.39%, 11/01/04[4]	15,838	15,838
1.60%, 12/03/04[4]	3,960	3,959
Bank of Nova Scotia
1.13%, 10/06/04[4]	15,838	15,839
1.24%, 10/07/04[4]	11,879	11,879
1.42%, 10/29/04[4]	11,879	11,879
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[4]	11,879	11,879
1.38%, 11/22/04[4]	3,960	3,960
1.40%, 10/29/04[4]	15,838	15,838
HBOS Treasury Services PLC
1.24%, 04/01/05[4]	10,137	10,136
National City Bank (Ohio)
1.25%, 01/06/05[4]	15,838	15,839
Nordea Bank PLC
2.11%, 06/07/05[4]	15,838	15,836
SunTrust Bank
1.88%, 10/01/04[4]	63,354	63,354
Toronto-Dominion Bank
1.22%, 03/23/05[4]	27,717	27,715
1.34%, 02/10/05[4]	6,335	6,335
1.41%, 11/01/04[4]	11,879	11,879
1.77%, 05/10/05[4]	7,919	7,919
1.78%, 10/29/04[4]	7,919	7,920
1.90%, 05/11/05[4]	7,919	7,919

		324,524

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.18%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[4]	$11,087	$11,106
1.80%, 01/18/05[4]	7,365	7,325
1.80%, 01/19/05[4]	7,919	7,876
2.06%, 05/31/05[4]	7,896	7,787
Federal National Mortgage Association
2.33%, 07/22/05[4]	23,758	23,307

		57,401

TOTAL SHORT-TERM INVESTMENTS (cost: $2,503,601)		2,503,601

TOTAL INVESTMENTS IN SECURITIES – 107.27% (cost: $32,172,691)		35,162,545

Other Assets, Less Liabilities – (7.27%)		(2,383,810)

NET ASSETS – 100.00%		$32,778,735

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
[1] Non-income earning security.
[2] All or a portion of this security represents a security on loan. See Note 5.
[3] The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4] All or a portion of this security represents an investment of securities lending collateral. See Note 5.

[5]        Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[6]        Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

INDUSTRY DIVERSIFICATION
Industry	Value	% of Net Assets
Banks	$17,061,838	52.03%
Diversified Financial Services	7,083,644	21.61
Insurance	6,663,900	20.34
Real Estate	845,345	2.58
Savings & Loans	444,271	1.35
Real Estate Investment Trusts	359,779	1.11
Commercial Services	75,740	0.23
Holding Companies - Diversified	72,016	0.22
Venture Capital	52,411	0.16
Short-Term and Other Net Assets	119,791	0.37

TOTAL	$32,778,735	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.75%

AUSTRALIA – 0.34%
CSL Ltd.	14,579	$299,913
Mayne Group Ltd.	63,145	180,669

		480,582

CANADA – 0.22%
Biovail Corp.(1)	8,235	141,854
MDS Inc.	10,614	162,538

		304,392

DENMARK – 0.73%
Novo Nordisk A/S Class B	18,788	1,028,517

		1,028,517

FRANCE – 3.69%
Essilor International SA2	6,726	432,304
Sanofi-Aventis[2]	66,106	4,794,853

		5,227,157

GERMANY – 0.96%
Altana AG2	5,551	323,000
Fresenius Medical Care AG2	2,761	211,442
Schering AG2	13,074	825,698

		1,360,140

IRELAND – 0.47%
Elan Corp. PLC[1]	28,548	668,003

		668,003

JAPAN – 3.83%
Daiichi Pharmaceutical Co. Ltd.	18,300	314,976
Eisai Co. Ltd.	18,300	498,117
Fujisawa Pharmaceutical Co. Ltd.	18,300	412,607
Sankyo Co. Ltd.	30,500	644,785
Takeda Pharmaceutical Co. Ltd.	54,900	2,490,587
Terumo Corp.	12,200	277,839
Yamanouchi Pharmaceutical Co. Ltd.	24,400	788,132

		5,427,043

SWITZERLAND – 9.78%
Novartis AG	180,194	8,398,567
Roche Holding AG Bearer	1,796	220,059
Roche Holding AG Genusschein	50,691	5,236,757

		13,855,383

UNITED KINGDOM – 10.68%
AstraZeneca PLC	121,268	4,970,327
GlaxoSmithKline PLC	427,488	9,213,110
Shire Pharmaceuticals Group PLC	36,661	346,792
Smith & Nephew PLC	63,867	587,098

		15,117,327

UNITED STATES – 69.05%
Abbott Laboratories	113,582	4,811,334
Aetna Inc.	11,346	1,133,807
Allergan Inc.	9,943	721,365
AmerisourceBergen Corp.	8,540	458,683
Amgen Inc.[1,2]	91,744	5,200,050
Anthem Inc.[1,2]	10,797	942,038
Applera Corp. – Applied Biosystems Group	14,396	271,653
Bard (C.R.) Inc.	8,418	476,711
Bausch & Lomb Inc.	3,904	259,421
Baxter International Inc.	45,018	1,447,779
Becton, Dickinson & Co.	18,727	968,186
Biogen Idec Inc.[1,2]	23,918	1,463,064
Biomet Inc.	19,276	903,659
Boston Scientific Corp.[1]	58,987	2,343,553
Bristol-Myers Squibb Co.	140,849	3,333,896
Cardinal Health Inc.	32,025	1,401,734
Caremark Rx Inc.[1]	29,707	952,703
Chiron Corp.[1,2]	13,725	606,645
CIGNA Corp.	7,564	526,681
Express Scripts Inc.[1]	5,978	390,603
Fisher Scientific International Inc.[1]	8,052	469,673
Forest Laboratories Inc.[1]	22,875	1,028,917
Genzyme Corp.[1,2]	16,470	896,133
Gilead Sciences Inc.[1]	28,792	1,076,245
Guidant Corp.	22,692	1,498,580
HCA Inc.	36,478	1,391,636
Health Management Associates Inc. Class A2	18,971	387,578
Hospira Inc.[1]	12,090	369,954
Humana Inc.[1]	8,296	165,754
IMS Health Inc.	18,178	434,818
Johnson & Johnson	212,585	11,974,913
King Pharmaceuticals Inc.[1]	14,823	176,987

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
Lilly (Eli) & Co.	81,191	$4,875,520
Manor Care Inc.	6,466	193,721
McKesson Corp.	22,082	566,403
Medco Health Solutions Inc.[1]	16,043	495,729
MedImmune Inc.[1]	15,494	367,208
Medtronic Inc.	88,145	4,574,725
Merck & Co. Inc.	159,637	5,268,021
Millipore Corp.[1]	5,185	248,102
Monsanto Co.	1,159	42,211
Mylan Laboratories Inc.[2]	20,313	365,634
PerkinElmer Inc.	5,429	93,487
Pfizer Inc.	543,205	16,622,073
Quest Diagnostics Inc.[2]	7,694	678,765
Schering-Plough Corp.	106,933	2,038,143
St. Jude Medical Inc.[1]	12,932	973,392
Stryker Corp.	29,524	1,419,514
Tenet Healthcare Corp.[1]	25,986	280,389
Thermo Electron Corp.[1]	4,575	123,616
UnitedHealth Group Inc.	45,811	3,378,103
Waters Corp.[1]	7,015	309,361
Watson Pharmaceuticals Inc.[1]	5,185	152,750
WellPoint Health Networks Inc.[1]	11,285	1,185,941
Wyeth	96,990	3,627,426
Zimmer Holdings Inc.[1]	17,934	1,417,503

		97,782,490

TOTAL COMMON STOCKS (cost: $145,827,686)		141,251,034

SHORT-TERM INVESTMENTS – 8.27%

COMMERCIAL PAPER – 2.00%
Alpine Securitization Corp.
1.77%, 10/18/043	$65,802	65,747
1.88%, 10/01/04[3]	74,775	74,775
Amsterdam Funding Corp.
1.72%, 10/14/04[3]	56,081	56,047
1.73%, 10/18/04[3]	18,694	18,678
1.78%, 10/26/04[3]	33,649	33,607
1.78%, 10/27/04[3]	18,694	18,670
1.78%, 10/28/04[3]	56,081	56,006
Barton Capital Cop
1.77%, 10/15/04[3]	44,865	44,835

Security	Principal	Value
1.78%, 10/18/04[3]	$74,775	$74,713
1.78%, 10/19/04[3]	56,081	56,031
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[3]	37,387	37,366
CRC Funding LLC
1.78%, 11/09/04[3]	37,387	37,315
Delaware Funding Corp.
1.78%, 10/22/04[3]	18,694	18,674
1.78%, 10/26/04[3]	18,694	18,671
1.78%, 10/27/04[3]	38,251	38,202
Edison Asset Securitization
1.45%, 11/09/04[3]	74,775	74,658
1.59%, 12/02/04[3]	74,775	74,570
Eureka Securitization Inc.
1.79%, 11/01/04[3]	31,768	31,719
Falcon Asset Securitization Corp.
1.72%, 10/14/04[3]	56,081	56,047
1.78%, 10/22/04[3]	18,694	18,674
1.78%, 10/26/04[3]	29,910	29,873
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	37,387	37,186
GIRO Funding US Corp.
1.55%, 10/15/04[3]	49,034	49,004
1.78%, 10/27/04[3]	34,915	34,871
Grampian Funding LLC
1.26%, 10/22/04[3]	74,775	74,720
1.44%, 10/27/04[3]	74,775	74,697
1.59%, 11/30/04[3]	37,387	37,288
1.78%, 10/18/04[3]	74,775	74,712
Jupiter Securitization Corp.
1.72%, 10/15/04[3]	93,469	93,406
1.78%, 10/27/04[3]	37,387	37,339
Liberty Street Funding Corp.
1.79%, 10/20/04[3]	56,147	56,094
Nationwide Building Society
1.63%, 12/09/04[3]	62,063	61,869
Park Avenue Receivables Corp.
1.78%, 10/25/04[3]	37,387	37,343
1.78%, 10/28/04[3]	45,613	45,552
Preferred Receivables Funding Corp.
1.72%, 10/14/04[3]	149,550	149,457

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
1.77%, 10/06/04[3]	$74,775	$74,757
1.78%, 10/15/04[3]	37,387	37,362
1.78%, 10/19/04[3]	18,694	18,678
1.80%, 10/28/04[3]	56,241	56,165
Prudential Funding LLC
1.60%, 12/01/04[3]	37,387	37,286
Ranger Funding Co. LLC
1.76%, 10/01/04[3]	74,775	74,775
Scaldis Capital LLC
1.73%, 10/15/04[3]	37,387	37,362
Sydney Capital Corp.
1.25%, 10/22/04[3]	24,885	24,867
1.74%, 10/12/04[3]	129,039	128,971
UBS Finance (Delaware)
1.11%, 12/17/04[3]	112,162	111,896
1.88%, 10/01/04[3]	411,262	411,262
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	18,522	18,509

		2,830,306

FLOATING RATE NOTES – 2.12%
Bank of Nova Scotia
1.76%, 09/26/05[3]	18,694	18,686
Beta Finance Inc.
1.63%, 05/04/05[3,4]	44,865	44,860
1.69%, 10/12/04[3,4]	37,387	37,387
1.80%, 03/15/05[3,4]	37,387	37,401
1.89%, 09/23/05[3,4]	67,297	67,271
1.89%, 09/27/05[3,4]	59,820	59,796
2.04%, 10/27/05[3,4]	71,036	71,120
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[3]	112,162	112,128
CC USA Inc.
1.61%, 07/29/05[3,4]	74,775	74,756
1.63%, 05/04/05[3,4]	74,775	74,766
Den Danske Bank NY
1.68%, 08/12/05[3]	74,775	74,756
1.77%, 08/26/05[3]	74,775	74,755
Depfa Bank PLC
1.86%, 09/15/05[3]	74,775	74,775
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	62,063	62,048
Five Finance Inc.
1.79%, 04/29/05[3,4]	59,820	59,817
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	74,775	74,775
K2 USA LLC
1.61%, 07/25/05[3,4]	37,387	37,381
1.70%, 06/10/05[3,4]	74,775	74,769
1.70%, 09/12/05[3,4]	74,775	74,761
1.79%, 10/20/05[3,4]	74,775	74,778
Links Finance LLC
1.68%, 04/25/05[3]	74,775	74,803
1.71%, 04/15/05[3,4]	74,775	74,767
National City Bank (Ohio)
1.67%, 08/09/05[3]	74,775	74,756
1.73%, 06/10/05[3]	37,387	37,396
1.76%, 06/23/05[3]	74,775	74,759
Nationwide Building Society
1.96%, 10/28/05[3,4]	127,117	127,135
Norddeutsche Landesbank
1.59%, 07/27/05[3]	74,775	74,753
Northern Rock PLC
1.56%, 01/13/05[3,4]	71,036	71,036
Permanent Financing PLC
1.69%, 03/10/05[3]	74,775	74,775
1.70%, 12/10/04[3]	37,387	37,387
1.72%, 06/10/05[3]	33,649	33,649
Sigma Finance Inc.
1.52%, 10/07/04[3]	74,775	74,775
1.73%, 11/15/04[3]	74,775	74,774
1.75%, 08/17/05[3]	37,387	37,390
1.75%, 09/15/05[3]	93,469	93,477
Tango Finance Corp.
1.66%, 04/07/05[3,4]	27,442	27,442
1.66%, 05/17/05[3,4]	62,063	62,061
1.70%, 02/25/05[3,4]	41,874	41,871
1.72%, 01/18/05[3,4]	32,901	32,900
1.81%, 07/25/05[3,4]	74,775	74,769
WhistleJacket Capital LLC
1.72%, 07/15/05[3,4]	56,081	56,072
1.72%, 09/15/05[3]	56,081	56,070
1.84%, 06/15/05[3,4]	37,387	37,381

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
White Pine Finance LLC
1.55%, 07/11/05[3]	$18,694	$18,692
1.63%, 07/05/05[3]	37,387	37,381
1.68%, 05/20/05[3]	33,649	33,647
1.71%, 04/15/05[3,4]	56,081	56,075
1.72%, 11/15/04[3,4]	44,865	44,865
1.73%, 06/15/05[3,4]	30,658	30,658
1.80%, 03/29/05[3]	32,153	32,150
1.80%, 08/26/05[3,4]	37,387	37,381

		2,995,833

MEDIUM-TERM NOTES – 0.17%
CC USA Inc.
1.29%, 04/15/05[3,4]	74,775	74,771
1.51%, 02/15/05[3,4]	48,604	48,632
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	56,081	56,080
K2 USA LLC
1.46%, 01/12/05[3,4]	37,387	37,386
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	18,694	18,692

		235,561

MONEY MARKET FUNDS – 1.70%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	299,100	299,100
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	1,209,042	1,209,042
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	822,525	822,525
BlackRock Temp Cash Money Market Fund[3]	31,006	31,006
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	50,237	50,237

		2,411,910

REPURCHASE AGREEMENTS – 1.01%
Banc of America Securities LLC
1.90%, 10/01/04[3,6]	$224,325	224,325

Security	Principal	Value
Bank of America N.A.
1.90%, 10/01/04[3,6]	$523,425	$523,425
Goldman Sachs & Co.
1.90%, 10/01/04[3,6]	486,037	486,037
Lehman Brothers Inc.
1.90%, 10/01/04[3,6]	194,415	194,415

		1,428,202

TIME DEPOSITS – 1.08%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	74,775	74,775
1.33%, 02/10/05[3]	37,387	37,385
1.39%, 02/02/05[3]	37,387	37,386
1.39%, 04/08/05[3]	52,342	52,338
1.40%, 10/25/04[3]	74,775	74,774
Bank of New York
1.39%, 11/01/04[3]	74,775	74,774
1.60%, 12/03/04[3]	18,694	18,692
Bank of Nova Scotia
1.13%, 10/06/04[3]	74,775	74,775
1.24%, 10/07/04[3]	56,081	56,081
1.42%, 10/29/04[3]	56,081	56,082
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	56,081	56,081
1.38%, 11/22/04[3]	18,694	18,694
1.40%, 10/29/04[3]	74,775	74,775
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	47,856	47,854
National City Bank (Ohio)
1.25%, 01/06/05[3]	74,775	74,776
Nordea Bank PLC
2.11%, 06/07/05[3]	74,775	74,765
SunTrust Bank
1.88%, 10/01/04[3]	299,100	299,100
Toronto-Dominion Bank
1.22%, 03/23/05[3]	130,856	130,845
1.34%, 02/10/05[3]	29,910	29,908
1.41%, 11/01/04[3]	56,081	56,081
1.77%, 05/10/05[3]	37,387	37,385
1.78%, 10/29/04[3]	37,387	37,387
1.90%, 05/11/05[3]	37,387	37,385

		1,532,098

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.19%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	$52,342	$52,432
1.80%, 01/18/05[3]	34,770	34,581
1.80%, 01/19/05[3]	37,387	37,182
2.06%, 05/31/05[3]	37,278	36,761
Federal National Mortgage Association
2.33%, 07/22/05[3]	112,162	110,033

		270,989

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,704,899)		11,704,899

TOTAL INVESTMENTS IN SECURITIES – 108.02% (Cost: $157,532,585)		152,955,933

Other Assets, Less Liabilities – (8.02%)		(11,350,840)

NET ASSETS – 100.00%		$141,605,093

[1] Non-income earning security.
[2] All or a portion of this security represents a security on loan. See Note 5.
[3] All or a portion of this security represents an investment of securities lending collateral. See Note 5.

[4]        Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5] The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]        Repurchase agreements held as collateral for securities on loan are fully Collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

INDUSTRY DIVERSIFICATION
Industry	Value	% of Net Assets
Pharmaceuticals	$89,965,040	63.53%
Health Care - Products	29,766,619	21.01
Health Care - Services	9,737,732	6.89
Biotechnology	8,781,202	6.19
Electronics	1,267,790	0.90
Commercial Services	566,403	0.40
Insurance	526,681	0.37
Software	434,818	0.31
Health Care	162,538	0.12
Agriculture	42,211	0.03
Short-Term and Other Net Assets	354,059	0.25

TOTAL	$141,605,093	100.00%

See notes to financial statements.

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.87%

CANADA – 1.73%
ATI Technologies Inc.[1]	3,069	$46,997
Celestica Inc.[1]	2,420	30,691
Cognos Inc.[1]	990	35,296
Nortel Networks Corp.[1]	48,587	164,318
Research in Motion Ltd.[1]	2,079	158,264

		435,566

FINLAND – 3.05%
Nokia OYJ	55,759	767,320

		767,320

FRANCE – 1.44%
Alcatel SA1,2	13,794	161,214
Cap Gemini SA1,2	1,298	30,517
Dassault Systemes SA2	451	21,073
Sage A2	280	26,795

STMicroelectronics NV	7,150	123,259
		362,858

GERMANY – 1.88%
Epcos AG1,2	693	10,501
Infineon Technologies AG1	6,754	68,953
SAP AG	2,530	393,097

		472,551

JAPAN – 9.74%
Advantest Corp.[2]	1,100	65,372
Canon Inc.	9,900	465,291
Fujitsu Ltd.	22,000	127,152
Hitachi Ltd.	33,000	199,410
Hoya Corp.	1,100	115,275
Konica Minolta Holdings Inc.	5,500	75,203
Kyocera Corp.	2,200	154,698
Murata Manufacturing Co. Ltd.	2,200	105,793
NEC Corp.	22,000	131,543
Nintendo Co. Ltd.	1,100	134,537
NTT Data Corp.	22	57,887
Ricoh Corp. Ltd.	11,000	207,095
Rohm Co. Ltd.	1,100	110,584
Softbank Corp.[2]	2,200	102,001
TDK Corp.	1,100	73,257
Tokyo Electron Ltd.	2,200	107,190
Toshiba Corp.	33,000	121,263
Yahoo! Japan Corp.[1]	11	48,904
Yahoo! Japan Corp. When Issued[1]	11	48,505

		2,450,960

NETHERLANDS – 0.28%
ASML Holding NV1	5,577	71,760

		71,760

SOUTH KOREA – 2.39%
Samsung Electronics Co. Ltd. GDR	3,037	601,326

		601,326

SWEDEN – 2.25%
Telefonaktiebolaget LM Ericsson Class B1	182,171	565,515

		565,515

TAIWAN – 1.17%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,370	209,702
United Microelectronics Corp. ADR[1,2]	25,032	84,608

		294,310

UNITED KINGDOM – 0.55%
ARM Holdings PLC	11,572	17,485
Dimension Data Holdings PLC[1]	15,422	8,721
LogicaCMG PLC	10,087	31,623
Misys PLC	7,337	26,022
Sage Group PLC	14,432	42,372
Spirent PLC[1]	10,802	11,826

		138,049

UNITED STATES – 75.39%
ADC Telecommunications Inc.[1,2]	9,966	18,038
Adobe Systems Inc.	2,651	131,145
Advanced Micro Devices Inc.[1,2]	4,455	57,915
Affiliated Computer Services Inc. Class A1,2	1,353	75,322
Agilent Technologies Inc.[1]	5,599	120,770
Altera Corp.[1]	4,092	80,080
Analog Devices Inc.	4,180	162,100
Andrew Corp.[1]	2,090	25,582
Apple Computer Inc.[1]	4,565	176,894
Applied Materials Inc.[1]	19,272	317,795
Applied Micro Circuits Corp.[1]	3,916	12,257

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
Autodesk Inc.	1,386	$67,401
Automatic Data Processing Inc.	6,600	272,712
Avaya Inc.[1]	5,115	71,303
BMC Software Inc.[1]	2,442	38,608
Broadcom Corp. Class A1	3,784	103,265
CIENA Corp.[1]	5,104	10,106
Cisco Systems Inc.[1]	78,584	1,422,370
Citrix Systems Inc.[1]	1,826	31,992
Computer Associates International Inc.[2]	6,699	176,184
Computer Sciences Corp.[1]	2,134	100,511
Compuware Corp.[1]	4,719	24,303
Comverse Technology Inc.[1]	2,365	44,533
Convergys Corp.[1]	1,650	22,159
Corning Inc.[1]	14,839	164,416
Dell Inc.[1]	29,535	1,051,446
Electronic Arts Inc.[1]	3,278	150,755
Electronic Data Systems Corp.	5,291	102,592
EMC Corp.[1]	27,918	322,174
First Data Corp.	10,527	457,924
Fiserv Inc.[1]	2,420	84,361
Gateway Inc.[1]	4,466	22,107
Hewlett-Packard Co.	35,904	673,200
Intel Corp.[2]	75,064	1,505,784
International Business Machines Corp.	19,657	1,685,391
Intuit Inc.[1]	2,299	104,375
Jabil Circuit Inc.[1]	2,464	56,672
JDS Uniphase Corp.[1]	16,863	56,828
KLA-Tencor Corp.[1,2]	2,387	99,013
Lexmark International Inc.[1]	1,463	122,907
Linear Technology Corp.	3,641	131,950
LSI Logic Corp.[1]	4,554	19,628
Lucent Technologies Inc.[1,2]	47,344	150,080
Maxim Integrated Products Inc.	3,762	159,095
Mercury Interactive Corp.[1]	1,045	36,450
Micron Technology Inc.[1]	7,656	92,102
Microsoft Corp.	125,235	3,462,748
Molex Inc.	2,255	67,244
Motorola Inc.	26,675	481,217
National Semiconductor Corp.[1]	4,488	69,519
NCR Corp.[1]	1,199	59,458
Network Appliance Inc.[1]	4,213	96,899

Security	Shares or Principal	Value
Novell Inc.[1]	4,565	$28,805
Novellus Systems Inc.[1]	1,837	48,846
NVIDIA Corp.[1]	1,727	25,076
Oracle Corp.[1]	60,401	681,323
Parametric Technology Corp.[1]	3,388	17,889
Paychex Inc.	4,532	136,640
PeopleSoft Inc.[1]	4,400	87,340
PMC-Sierra Inc.[1]	2,145	18,897
QLogic Corp.[1]	1,188	35,177
QUALCOMM Inc.	18,436	719,741
Sabre Holdings Corp.	2,057	50,458
Sanmina-SCI Corp.[1]	6,336	44,669
Scientific-Atlanta Inc.	1,573	40,772
Siebel Systems Inc.[1]	5,786	43,626
Solectron Corp.[1]	10,230	50,638
Sun Microsystems Inc.[1]	37,598	151,896
SunGard Data Systems Inc.[1]	3,322	78,964
Symantec Corp.[1]	3,630	199,214
Symbol Technologies Inc.	2,937	37,124
Tektronix Inc.	1,221	40,598
Tellabs Inc.[1,2]	5,225	48,018
Teradyne Inc.[1]	2,255	30,217
Texas Instruments Inc.	20,229	430,473
Unisys Corp.[1]	4,059	41,889
Veritas Software Corp.[1]	5,071	90,264
Xerox Corp.[1,2]	9,108	128,241
Xilinx Inc.	3,740	100,980
Yahoo! Inc.[1]	15,202	515,500

		18,972,955

TOTAL COMMON STOCKS (Cost: $27,249,856)		25,133,170

SHORT-TERM INVESTMENTS – 7.91%

COMMERCIAL PAPER – 1.89%
Alpine Securitization Corp.
1.77%, 10/18/04[3]	$11,062	11,053
1.88%, 10/01/04[3]	12,571	12,571
Amsterdam Funding Corp.
1.72%, 10/14/04[3]	9,428	9,422
1.73%, 10/18/04[3]	3,143	3,140
1.78%, 10/26/04[3]	5,657	5,650

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
1.78%, 10/27/04[3]	$3,143	$3,139
1.78%, 10/28/04[3]	9,428	9,415
Barton Capital Corp.
1.77%, 10/15/04[3]	7,542	7,537
1.78%, 10/18/04[3]	12,571	12,560
1.78%, 10/19/04[3]	9,428	9,420
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[3]	6,285	6,282
CRC Funding LLC
1.78%, 11/09/04[3]	6,285	6,273
Delaware Funding Corp.
1.78%, 10/22/04[3]	3,143	3,139
1.78%, 10/26/04[3]	3,143	3,139
1.78%, 10/27/04[3]	6,430	6,422
Edison Asset Securitization
1.45%, 11/09/04[3]	12,571	12,551
1.59%, 12/02/04[3]	12,571	12,536
Eureka Securitization Inc.
1.79%, 11/01/04[3]	5,341	5,332
Falcon Asset Securitization Corp.
1.72%, 10/14/04[3]	9,428	9,422
1.78%, 10/22/04[3]	3,143	3,139
1.78%, 10/26/04[3]	5,028	5,022
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	6,285	6,251
GIRO Funding US Corp.
1.55%, 10/15/04[3]	8,243	8,238
1.78%, 10/27/04[3]	5,870	5,862
Grampian Funding LLC
1.26%, 10/22/04[3]	12,571	12,561
1.44%, 10/27/04[3]	12,571	12,557
1.59%, 11/30/04[3]	6,285	6,269
1.78%, 10/18/04[3]	12,571	12,560
Jupiter Securitization Corp.
1.72%, 10/15/04[3]	15,713	15,703
1.78%, 10/27/04[3]	6,285	6,277
Liberty Street Funding Corp.
1.79%, 10/20/04[3]	9,439	9,430
Nationwide Building Society
1.63%, 12/09/04[3]	10,434	10,401
Park Avenue Receivables Corp.
1.78%, 10/25/04[3]	6,285	6,278
1.78%, 10/28/04[3]	7,668	7,658
Preferred Receivables Funding Corp.
1.72%, 10/14/04[3]	25,141	25,125
1.77%, 10/06/04[3]	12,571	12,567
1.78%, 10/15/04[3]	6,285	6,281
1.78%, 10/19/04[3]	3,143	3,140
1.80%, 10/28/04[3]	9,455	9,442
Prudential Funding LLC
1.60%, 12/01/04[3]	6,285	6,268
Ranger Funding Co. LLC
1.76%, 10/01/04[3]	12,571	12,571
Scaldis Capital LLC
1.73%, 10/15/04[3]	6,285	6,281
Sydney Capital Corp.
1.25%, 10/22/04[3]	4,183	4,180
1.74%, 10/12/04[3]	21,693	21,681
UBS Finance (Delaware)
1.11%, 12/17/04[3]	18,856	18,811
1.88%, 10/01/04[3]	69,138	69,138
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	3,114	3,112

		475,806

FLOATING RATE NOTES – 2.00%
Bank of Nova Scotia
1.76%, 09/26/05[3]	3,143	3,141
Beta Finance Inc.
1.63%, 05/04/05[3,4]	7,542	7,541
1.69%, 10/12/04[3,4]	6,285	6,285
1.80%, 03/15/05[3,4]	6,285	6,288
1.89%, 09/23/05[3,4]	11,313	11,309
1.89%, 09/27/05[3,4]	10,056	10,052
2.04%, 10/27/05[3,4]	11,942	11,956
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[3]	18,856	18,850
CC USA Inc.
1.61%, 07/29/05[3,4]	12,571	12,567
1.63%, 05/04/05[3,4]	12,571	12,569
Den Danske Bank NY
1.68%, 08/12/05[3]	12,571	12,567

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
1.77%, 08/26/05[3]	$12,571	$12,567
Depfa Bank PLC
1.86%, 09/15/05[3]	12,571	12,571
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	10,434	10,431
Five Finance Inc.
1.79%, 04/29/05[3,4]	10,056	10,056
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	12,571	12,571
K2 USA LLC
1.61%, 07/25/05[3,4]	6,285	6,284
1.70%, 06/10/05[3,4]	12,571	12,569
1.70%, 09/12/05[3,4]	12,571	12,568
1.79%, 10/20/05[3,4]	12,571	12,571
Links Finance LLC
1.68%, 04/25/05[3]	12,571	12,575
1.71%, 04/15/05[3,4]	12,571	12,569
National City Bank (Ohio)
1.67%, 08/09/05[3]	12,571	12,567
1.73%, 06/10/05[3]	6,285	6,287
1.76%, 06/23/05[3]	12,571	12,568
Nationwide Building Society
1.96%, 10/28/05[3,4]	21,370	21,373
Norddeutsche Landesbank
1.59%, 07/27/05[3]	12,571	12,567
Northern Rock PLC
1.56%, 01/13/05[3,4]	11,942	11,943
Permanent Financing PLC
1.69%, 03/10/05[3]	12,571	12,571
1.70%, 12/10/04[3]	6,285	6,285
1.72%, 06/10/05[3]	5,657	5,657
Sigma Finance Inc.
1.52%, 10/07/04[3]	12,571	12,570
1.73%, 11/15/04[3]	12,571	12,570
1.75%, 08/17/05[3]	6,285	6,286
1.75%, 09/15/05[3]	15,713	15,715
Tango Finance Corp.
1.66%, 04/07/05[3,4]	4,613	4,613
1.66%, 05/17/05[3,4]	10,434	10,433
1.70%, 02/25/05[3,4]	7,039	7,039
1.72%, 01/18/05[3,4]	5,531	5,531
1.81%, 07/25/05[3,4]	12,571	12,570

Security	Shares or Principal	Value
WhistleJacket Capital LLC
1.72%, 07/15/05[3,4]	$9,428	$9,426
1.72%, 09/15/05[3]	9,428	9,426
1.84%, 06/15/05[3,4]	6,285	6,284
White Pine Finance LLC
1.55%, 07/11/05[3]	3,143	3,142
1.63%, 07/05/05[3]	6,285	6,284
1.68%, 05/20/05[3]	5,657	5,656
1.71%, 04/15/05[3,4]	9,428	9,427
1.72%, 11/15/04[3,4]	7,542	7,542
1.73%, 06/15/05[3,4]	5,154	5,154
1.80%, 03/29/05[3]	5,405	5,405
1.80%, 08/26/05[3,4]	6,285	6,284

		503,632

MEDIUM-TERM NOTES – 0.16%
CC USA Inc.
1.29%, 04/15/05[3,4]	12,571	12,570
1.51%, 02/15/05[3,4]	8,171	8,176
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	9,428	9,428
K2 USA LLC
1.46%, 01/12/05[3,4]	6,285	6,285
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	3,143	3,141

		39,600

MONEY MARKET FUNDS – 1.70%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	50,282	50,282
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	225,569	225,569
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	138,276	138,276
BlackRock Temp Cash Money Market Fund[3]	5,212	5,212
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	8,445	8,445

		427,784

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
REPURCHASE AGREEMENTS – 0.96%
Banc of America Securities LLC
1.90%, 10/01/04[3,6]	$37,712	$37,712
Bank of America N.A.
1.90%, 10/01/04[3,6]	87,994	87,994
Goldman Sachs & Co.
1.90%, 10/01/04[3,6]	81,708	81,708
Lehman Brothers Inc.
1.90%, 10/01/04[3,6]	32,683	32,683

		240,097

TIME DEPOSITS – 1.02%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	12,571	12,571
1.33%, 02/10/05[3]	6,285	6,285
1.39%, 02/02/05[3]	6,285	6,285
1.39%, 04/08/05[3]	8,799	8,799
1.40%, 10/25/04[3]	12,571	12,570
Bank of New York
1.39%, 11/01/04[3]	12,571	12,570
1.60%, 12/03/04[3]	3,143	3,142
Bank of Nova Scotia
1.13%, 10/06/04[3]	12,571	12,571
1.24%, 10/07/04[3]	9,428	9,428
1.42%, 10/29/04[3]	9,428	9,428
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	9,428	9,428
1.38%, 11/22/04[3]	3,143	3,143
1.40%, 10/29/04[3]	12,571	12,571
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	8,045	8,045
National City Bank (Ohio)
1.25%, 01/06/05[3]	12,571	12,571
Nordea Bank PLC
2.11%, 06/07/05[3]	12,571	12,569
SunTrust Bank
1.88%, 10/01/04[3]	50,282	50,282
Toronto-Dominion Bank
1.22%, 03/23/05[3]	21,998	21,997
1.34%, 02/10/05[3]	5,028	5,028
1.41%, 11/01/04[3]	9,428	9,428
1.77%, 05/10/05[3]	6,285	6,285
1.78%, 10/29/04[3]	6,285	6,285
1.90%, 05/11/05[3]	6,285	6,285

		257,566

U.S. GOVERNMENT AGENCY NOTES – 0.18%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	8,799	8,815
1.80%, 01/18/05[3]	5,845	5,813
1.80%, 01/19/05[3]	6,285	6,251
2.06%, 05/31/05[3]	6,267	6,181
Federal National Mortgage Association
2.33%, 07/22/05[3]	18,856	18,498

		45,558

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,990,043)		1,990,043

TOTAL INVESTMENTS IN SECURITIES – 107.78% (Cost: $29,239,899)		27,123,213
Other Assets, Less Liabilities – (7.78%)		(1,956,719)

NET ASSETS – 100.00%		$25,166,494

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buye[s]
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2004

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Software	$6,514,786	25.87%
Computers	5,182,463	20.61
Semiconductors	4,942,033	19.64
Telecommunications	4,804,940	19.09
Internet	914,124	3.63
Electronics	818,378	3.26
Office & Business Equipment	800,627	3.18
Electrical Components & Equipment	387,917	1.54
Computer Systems	206,835	0.82
Commercial Services	158,799	0.63
Toys, Games & Hobbies	134,537	0.53
Health Care-Products	115,275	0.46
Manufacturing	75,203	0.30
Leisure Time	50,458	0.20
Aerospace & Defense	26,795	0.11
Short-Term and Other Net Assets	33,324	0.13

TOTAL	$25,166,494	100.00%

See notes to financial statements.

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.77%

AUSTRALIA – 2.10%
Telstra Corp. Ltd.	129,474	$436,098

		436,098

BRAZIL – 0.51%
Brasil Telecom Participacoes SA ADR	968	31,363
Embratel Participacoes SA ADR[2]	1,154	13,132
Tele Norte Leste Participacoes SA ADR	4,680	61,916

		106,411

CANADA – 2.61%
BCE Inc.	19,026	409,670
TELUS Corp.	6,345	131,357

		541,027

DENMARK – 0.55%
TDC A/S ADR	6,417	113,132

		113,132

FRANCE – 4.23%
Bouygues SA2	4,716	176,890
France Telecom SA	28,125	700,721

		877,611

GERMANY – 4.36%
Deutsche Telekom AG1	48,717	903,967

		903,967

GREECE – 0.38%
Hellenic Telecommunications Organization SA	11,772	78,637

		78,637

HONG KONG – 1.67%
China Mobil Ltd.	99,000	300,883
China Unicom Ltd.	58,000	45,370

		346,253

ITALY – 4.51%
Telecom Italia Mobile SpA[2]	74,718	402,751
Telecom Italia SpA[2]	172,224	531,547

		934,298

JAPAN – 6.50%
Nippon Telegraph & Telephone Corp.[2]	189	752,810
NTT DoCoMo Inc.	351	595,536

		1,348,346

MEXICO – 2.40%
America Movil SA de CV ADR Series L2	7,020	273,991
Telefonos de Mexico ADR[2]	6,948	224,212

		498,203

NETHERLANDS – 1.54%
Equant NV1	3,006	11,910
Koninklijke KPN NV	41,049	307,427

		319,337

NEW ZEALAND – 0.41%
Telecom Corp. of New Zealand Ltd.	21,263	85,172

		85,172

PORTUGAL – 1.23%
Portugal Telecom SGPS ADR	23,113	254,243

		254,243

SOUTH KOREA – 0.63%
SK Telecom Co. Ltd. ADR[2]	6,705	130,412

		130,412

SPAIN – 7.08%
Telefonica SA	98,028	1,467,097

		1,467,097

SWEDEN – 0.78%
TeliaSonera AB2	33,075	160,827

		160,827

SWITZERLAND – 0.87%
Swisscom AG ADR[2]	5,175	179,676

		179,676

UNITED KINGDOM – 20.07%
BT Group PLC	172,782	562,002
Cable & Wireless PLC	48,555	85,886
mm02 PLC[1]	180,081	320,163
Vodafone Group PLC	1,333,917	3,192,237

		4,160,288

UNITED STATES – 37.34%
Alltel Corp.	6,336	347,910
AT&T Corp.	16,031	229,564
AT&T Wireless Services Inc.[1,2]	55,305	817,408
BellSouth Corp.	37,053	1,004,877
CenturyTel Inc.	2,682	91,832
Citizens Communications Co.	5,751	77,006

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
Nextel Communications Inc. Class A1,2	22,473	$535,756
Qwest Communications International Inc.[1,2]	35,604	118,561
SBC Communications Inc.	66,888	1,735,744
Sprint Corp. (FON Group)	29,002	583,810
Verizon Communications Inc.	55,854	2,199,531

		7,741,999

TOTAL COMMON STOCKS (Cost: $21,366,730)		20,683,034

SHORT-TERM INVESTMENTS – 9.19%

COMMERCIAL PAPER – 2.23%
Alpine Securitization Corp.
1.77%, 10/18/04[3]	$10,733	10,725
1.88%, 10/01/04[3]	12,197	12,197
Amsterdam Funding Corp.
1.72%, 10/14/04[3]	9,148	9,142
1.73%, 10/18/04[3]	3,049	3,047
1.78%, 10/26/04[3]	5,489	5,482
1.78%, 10/27/04[3]	3,049	3,045
1.78%, 10/28/04[3]	9,148	9,135
Barton Capital Corp.
1.77%, 10/15/04[3]	7,318	7,313
1.78%, 10/18/04[3]	12,197	12,186
1.78%, 10/19/04[3]	9,148	9,139
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[3]	6,098	6,095
CRC Funding LLC
1.78%, 11/09/04[3]	6,098	6,087
Delaware Funding Corp.
1.78%, 10/22/04[3]	3,049	3,047
1.78%, 10/26/04[3]	3,049	3,045
1.78%, 10/27/04[3]	6,239	6,231
Edison Asset Securitization
1.45%, 11/09/04[3]	12,197	12,178
1.59%, 12/02/04[3]	12,197	12,163
Eureka Securitization Inc.
1.79%, 11/01/04[3]	5,182	5,174
Falcon Asset Securitization Corp.
1.72%, 10/14/04[3]	9,148	9,142
1.78%, 10/22/04[3]	3,049	3,047

Security	Principal	Value
1.78%, 10/26/04[3]	$4,879	$4,873
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	6,098	6,065
GIRO Funding US Corp.
1.55%, 10/15/04[3]	7,998	7,993
1.78%, 10/27/04[3]	5,695	5,688
Grampian Funding LLC
1.26%, 10/22/04[3]	12,197	12,188
1.44%, 10/27/04[3]	12,197	12,184
1.59%, 11/30/04[3]	6,098	6,082
1.78%, 10/18/04[3]	12,197	12,186
Jupiter Securitization Corp.
1.72%, 10/15/04[3]	15,246	15,235
1.78%, 10/27/04[3]	6,098	6,090
Liberty Street Funding Corp.
1.79%, 10/20/04[3]	9,158	9,150
Nationwide Building Society
1.63%, 12/09/04[3]	10,123	10,092
Park Avenue Receivables Corp.
1.78%, 10/25/04[3]	6,098	6,091
1.78%, 10/28/04[3]	7,440	7,430
Preferred Receivables Funding Corp.
1.72%, 10/14/04[3]	24,393	24,378
1.77%, 10/06/04[3]	12,197	12,194
1.78%, 10/15/04[3]	6,098	6,094
1.78%, 10/19/04[3]	3,049	3,046
1.80%, 10/28/04[3]	9,173	9,161
Prudential Funding LLC
1.60%, 12/01/04[3]	6,098	6,082
Ranger Funding Co. LLC
1.76%, 10/01/04[3]	12,197	12,197
Scaldis Capital LLC
1.73%, 10/15/04[3]	6,098	6,094
Sydney Capital Corp.
1.25%, 10/22/04[3]	4,059	4,056
1.74%, 10/12/04[3]	21,048	21,037
UBS Finance (Delaware)
1.11%, 12/17/04[3]	18,295	18,252
1.88%, 10/01/04[3]	67,082	67,082
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	3,021	3,020

		461,660

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2004

Security	Principal	Value
FLOATING RATE NOTES – 2.36%
Bank of Nova Scotia
1.76%, 09/26/05[3]	$3,049	$3,048
Beta Finance Inc.
1.63%, 05/04/05[3,4]	7,318	7,317
1.69%, 10/12/04[3,4]	6,098	6,098
1.80%, 03/15/05[3,4]	6,098	6,101
1.89%, 09/23/05[3,4]	10,977	10,973
1.89%, 09/27/05[3,4]	9,757	9,753
2.04%, 10/27/05[3,4]	11,587	11,600
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[3]	18,295	18,289
CC USA Inc.
1.61%, 07/29/05[3,4]	12,197	12,194
1.63%, 05/04/05[3,4]	12,197	12,195
Den Danske Bank NY
1.68%, 08/12/05[3]	12,197	12,194
1.77%, 08/26/05[3]	12,197	12,193
Depfa Bank PLC
1.86%, 09/15/05[3]	12,197	12,197
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	10,123	10,121
Five Finance Inc.
1.79%, 04/29/05[3,4]	9,757	9,757
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	12,197	12,197
K2 USA LLC
1.61%, 07/25/05[3,4]	6,098	6,097
1.70%, 06/10/05[3,4]	12,197	12,196
1.70%, 09/12/05[3,4]	12,197	12,194
1.79%, 10/20/05[3,4]	12,197	12,197
Links Finance LLC
1.68%, 04/25/05[3]	12,197	12,201
1.71%, 04/15/05[3,4]	12,197	12,195
National City Bank (Ohio)
1.67%, 08/09/05[3]	12,197	12,194
1.73%, 06/10/05[3]	6,098	6,100
1.76%, 06/23/05[3]	12,197	12,194
Nationwide Building Society
1.96%, 10/28/05[3,4]	20,734	20,737
Norddeutsche Landesbank
1.59%, 07/27/05[3]	12,197	12,193
Northern Rock PLC
1.56%, 01/13/05[3,4]	11,587	11,587
Permanent Financing PLC
1.69%, 03/10/05[3]	12,197	12,197
1.70%, 12/10/04[3]	6,098	6,098
1.72%, 06/10/05[3]	5,489	5,489
Sigma Finance Inc.
1.52%, 10/07/04[3]	12,197	12,197
1.73%, 11/15/04[3]	12,197	12,197
1.75%, 08/17/05[3]	6,098	6,099
1.75%, 09/15/05[3]	15,246	15,247
Tango Finance Corp.
1.66%, 04/07/05[3,4]	4,476	4,476
1.66%, 05/17/05[3,4]	10,123	10,123
1.70%, 02/25/05[3,4]	6,830	6,830
1.72%, 01/18/05[3,4]	5,367	5,366
1.81%, 07/25/05[3,4]	12,197	12,196
WhistleJacket Capital LLC
1.72%, 07/15/05[3,4]	9,148	9,146
1.72%, 09/15/05(3)	9,148	9,146

1.84%, 06/15/05[3,4]	6,098	6,097
White Pine Finance LLC
1.55%, 07/11/05[3]	3,049	3,049
1.63%, 07/05/05[3]	6,098	6,097
1.68%, 05/20/05[3]	5,489	5,488
1.71%, 04/15/05[3,4]	9,148	9,147
1.72%, 11/15/04[3,4]	7,318	7,319
1.73%, 06/15/05[3,4]	5,001	5,001
1.80%, 03/29/05[3]	5,245	5,244
1.80%, 08/26/05[3,4]	6,098	6,097

		488,658

MEDIUM-TERM NOTES – 0.18%
CC USA Inc.
1.29%, 04/15/05[3,4]	12,197	12,196
1.51%, 02/15/05[3,4]	7,928	7,932
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	9,148	9,147
K2 USA LLC
1.46%, 01/12/05[3,4]	6,098	6,098
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	3,049	3,049

		38,422

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 1.88%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	48,787	$48,787
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	194,069	194,069
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	134,164	134,164
BlackRock Temp Cash Money Market Fund[3]	5,057	5,057
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	8,194	8,194

		390,271

REPURCHASE AGREEMENTS – 1.12%
Banc of America Securities LLC
1.90%, 10/01/04[3,6]	$36,590	36,590
Bank of America N.A.
1.90%, 10/01/04[3,6]	85,377	85,377
Goldman Sachs & Co.
1.90%, 10/01/04[3,6]	79,278	79,278
Lehman Brothers Inc.
1.90%, 10/01/04[3,6]	31,711	31,711

		232,956

TIME DEPOSITS – 1.21%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	12,197	12,197
1.33%, 02/10/05[3]	6,098	6,099
1.39%, 02/02/05[3]	6,098	6,098
1.39%, 04/08/05[3]	8,538	8,538
1.40%, 10/25/04[3]	12,197	12,197
Bank of New York
1.39%, 11/01/04[3]	12,197	12,197
1.60%, 12/03/04[3]	3,049	3,049
Bank of Nova Scotia
1.13%, 10/06/04[3]	12,197	12,197
1.24%, 10/07/04[3]	9,148	9,147
1.42%, 10/29/04[3]	9,148	9,148

Security	Principal	Value
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	$9,148	$9,147
1.38%, 11/22/04[3]	3,049	3,050
1.40%, 10/29/04[3]	12,197	12,197
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	7,806	7,805
National City Bank (Ohio)
1.25%, 01/06/05[3]	12,197	12,197
Nordea Bank PLC
2.11%, 06/07/05[3]	12,197	12,195
SunTrust Bank
1.88%, 10/01/04[3]	48,787	48,787
Toronto-Dominion Bank
1.22%, 03/23/05[3]	21,344	21,343
1.34%, 02/10/05[3]	4,879	4,879
1.41%, 11/01/04[3]	9,148	9,147
1.77%, 05/10/05[3]	6,098	6,098
1.78%, 10/29/04[3]	6,098	6,098
1.90%, 05/11/05[3]	6,098	6,098

		249,908

U.S. GOVERNMENT AGENCY NOTES – 0.21%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	8,538	8,552
1.80%, 01/18/05[3]	5,671	5,641
1.80%, 01/19/05[3]	6,098	6,065
2.06%, 05/31/05[3]	6,080	5,997
Federal National Mortgage Association
2.33%, 07/22/05[3]	18,295	17,948

		44,203

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,906,078)		1,906,078

TOTAL INVESTMENTS IN SECURITIES – 108.96% (Cost: $23,272,808)		22,589,112

Other Assets, Less Liabilities – (8.96%)		(1,858,215)

NET ASSETS – 100.00%		$20,730,897

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2004

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net Assets
Telecommunications	$20,494,234	98.86%
Engineering & Construction	176,890	0.85
Computers	11,910	0.06
Short-Term and Other Net Assets	47,863	0.23

TOTAL	$20,730,897	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.45%

AUSTRIA – 0.07%
OMV AG	2,056	$473,684
VA Technologie AG1	1,494	88,139

		561,823

BELGIUM – 1.68%
AGFA Gevaert NV	14,649	424,831
Algemene Maatschappij voor Nijverheidskredit NV	15,934	1,071,630
Dexia Group[2]	121,818	2,275,521
Electrabel SA2	4,626	1,662,171
Fortis[2]	191,465	4,556,239
Groupe Bruxelles Lambert SA	9,766	681,064
InBev	26,471	882,418
KBC Bankverzekeringsholding NV2	15,934	1,036,997
Solvay SA	10,280	951,198
UCB SA	14,392	766,295

		14,308,364

DENMARK – 0.72%
Danske Bank A/S2	82,754	2,175,338
ISS A/S	6,939	367,703
Novo Nordisk A/S Class B	39,835	2,180,700
TDC A/S	27,242	963,900
Vestas Wind Systems A/S1,2	28,309	409,875

		6,097,516

FINLAND – 1.58%
Nokia OYJ	756,865	10,415,492
Stora Enso OYJ Class R	106,912	1,444,698
UPM-Kymmene OYJ[2]	85,324	1,624,557

		13,484,747

FRANCE – 14.26%
Accor SA2	30,840	1,201,957
Alcatel SA1,2	196,091	2,291,759
Alstom[1]	771,000	459,639
Arcelor[2]	98,061	1,812,261
Assurances Generales de France[2]	8,995	563,617
AXA[2]	249,547	5,048,880
BNP Paribas SA2	131,327	8,481,623
Bouygues SA2	37,265	1,397,751
Cap Gemini SA1	20,303	477,345
Carrefour SA2	98,688	4,641,745
Christian Dior SA2	10,537	627,519
Compagnie de Saint-Gobain SA2	52,428	2,691,227
Compagnie Generale des Etablissements Michelin Class B2	23,901	1,214,712
Credit Agricole SA2	112,829	3,077,334
Dassault Systemes SA2	10,280	480,323
Essilor International SA	16,191	1,040,652
Etablissements Economiques du Casino Guichard-Perrachon SA2	7,196	548,758
European Aeronautic Defence and Space Co.[2]	41,634	1,102,962
France Telecom SA	228,473	5,692,295
Groupe Danone	40,092	3,151,977
Hermes International[2]	4,369	828,596
Lafarge SA2	26,871	2,351,183
Lagardere S.C.A.[2]	22,616	1,402,768
L’Air Liquide SA2	17,805	2,792,974
L’Oreal SA2	50,115	3,283,309
LVMH Moet Hennessy Louis
Vuitton SA2	41,377	2,762,225
Pernod-Ricard SA2	9,509	1,262,508
Pinault-Printemps-Redoute SA2	11,051	1,014,989
PSA Peugeot Citroen[2]	28,013	1,725,690
Publicis Groupe[2]	21,074	603,309
Renault SA2	30,583	2,501,252
Sagem SA2	3,439	329,099
Sanofi-Aventis[2]	153,545	11,137,049
Schneider Electric SA	35,980	2,325,967
Societe Generale Class A	63,222	5,594,673
Societe Television Francaise[2]	20,046	568,650
Sodexho Alliance SA2	14,392	380,735
STMicroelectronics NV	95,604	1,648,114
Suez SA2	152,915	3,278,027
Thales/Ex Thomson CSF[2]	10,280	342,176
Thomson SA2	44,820	938,536
Total SA2	105,113	21,410,257
Valeo SA2	10,257	375,551
Veolia Environment	31,097	894,883
Vinci SA2	11,822	1,360,373
Vivendi Universal SA1	169,877	4,352,667

		121,469,896

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Shares	Value
GERMANY – 9.68%
Adidas-Salomon AG2	7,710	$1,075,843
Allianz AG	55,255	5,564,940
Altana AG2	11,051	643,032
BASF AG2	91,749	5,407,035
Bayer AG	113,080	3,092,607
Bayerische Hypo-Und Vereinsbank AG1	94,576	1,815,984
Bayerische Motoren Werke AG	52,685	2,165,891
Commerzbank AG1	75,301	1,400,052
Continental AG2	21,588	1,173,574
DaimlerChrysler AG Registered	133,126	5,489,371
Deutsche Bank AG2	89,950	6,465,115
Deutsche Boerse AG	17,476	883,835
Deutsche Lufthansa AG1,2	65,984	767,891
Deutsche Post AG	61,937	1,202,350
Deutsche Telekom AG1	388,327	7,205,594
E.ON AG2	104,599	7,716,770
Epcos AG1,2	8,481	128,507
Fresenius Medical Care AG2	5,397	413,312
Hypo Real Estate Holding AG1	20,817	713,590
Infineon Technologies AG1	100,230	1,023,272
Linde AG2	12,850	740,530
MAN AG2	16,191	553,607
Metro AG2	23,387	1,043,646
MLP AG2	8,738	140,433
Muenchener Rueckversicherungs-
Gesellschaft AG2	30,407	2,929,092
RWE AG2	64,250	3,070,646
SAP AG2	32,639	5,071,258
Schering AG2	29,041	1,834,105
Siemens AG2	132,869	9,771,029
ThyssenKrupp AG	64,250	1,252,039
TUI AG2	17,733	332,348
Volkswagen AG2	36,751	1,414,531

		82,501,829

GREECE – 0.21%
Hellenic Telecommunications
Organization SA	93,034	621,467
National Bank of Greece SA ADR[2]	249,814	1,166,631

		1,788,098

IRELAND – 0.91%
Allied Irish Banks PLC	133,897	2,245,051
Bank of Ireland	152,144	2,050,247
CRH PLC	84,572	2,021,990
Elan Corp. PLC[1]	62,451	1,465,962
		7,783,250

ITALY – 5.49%
Alleanza Assicurazioni SpA[2]	82,240	950,943
Assicurazioni Generali SpA[2]	180,928	4,972,889
Autostrade SpA[2]	42,662	913,482
Banca Fideuram SpA[2]	38,550	178,589
Banca Intesa SpA[2]	742,832	2,823,148
Banca Monte dei Paschi di Siena SpA[2]	187,610	553,403
Banca Nazionale del Lavoro SpA[1,2]	261,005	578,640
Banche Popolari Unite SCRL	53,970	894,860
Banco Popolare di Verona e Novara SCRL[2]	62,965	1,104,220
Benetton Group SpA	7,080	85,208
Capitalia SpA[2]	274,476	1,009,062
Enel SpA[2]	370,108	3,024,656
Eni SpA[2]	427,391	9,575,986
Fiat SpA[1,2]	101,258	729,422
FinecoGroup SpA[1,2]	23,132	137,042
Finmeccanica SpA[2]	999,987	705,447
Luxottica Group SpA[2]	24,153	432,572
Mediaset SpA[2]	101,515	1,152,386
Mediobanca SpA[2]	81,726	1,079,999
Mediolanum SpA[2]	37,938	227,114
Pirelli & Co. SpA[2]	379,389	388,270
Riunione Adriatica di Sicurta SpA[2]	49,858	957,959
Sanpaolo IMI SpA[2]	195,577	2,208,021
Seat Pagine Gaille SpA[1,2]	574,934	186,372
Snam Rete Gas SpA	126,444	610,899
Telecom Italia Mobile SpA[2]	592,899	3,195,892
Telecom Italia SpA[2]	1,366,272	4,216,821
Tiscali SpA[1,2]	36,494	130,538
Unicredito Italiano SpA[2]	739,903	3,730,976

		46,754,816

NETHERLANDS – 6.88%
ABN AMRO Holding NV	257,000	5,838,058
Aegon NV	212,845	2,294,588

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Shares	Value
Akzo Nobel NV2	43,947	$1,551,771
ASML Holding NV1	78,899	1,015,203
Burhmann NV	19,018	143,376
DSM NV	14,135	737,338
Equant NV1	23,387	92,659
Heineken NV2	37,929	1,141,894
ING Groep NV	341,553	8,619,923
Koninklijke Ahold NV1	252,374	1,611,125
Koninklijke KPN NV	328,960	2,463,667
Koninklijke Philips Electronics NV	211,768	4,850,012
Randstad Holding NV2	12,336	446,769
Reed Elsevier NV	106,912	1,376,977
Royal Dutch Petroleum Co.[2]	335,385	17,274,253
Royal Numico NV1	25,957	826,598
TNT Post Group NV2	47,802	1,167,810
Unilever NV CVA[2]	93,034	5,352,194
VNU NV	42,405	1,090,207
Wolters Kluwer NV CVA[2]	43,690	735,263

		58,629,685

NORWAY – 0.44%
Norsk Hydro ASA	22,616	1,646,266
Orkla ASA[2]	30,583	845,048
Statoil ASA	80,184	1,149,485
Tomra Systems ASA	26,214	98,913

		3,739,712

PORTUGAL – 0.60%
Banco Comercial Portugues SA Class R2	503,206	1,093,718
Banco Espirito Santo e Comercial de Lisboa SA	23,543	393,283
Brisa-Auto Estradas de Portugal SA2	73,759	599,121
CIMPOR-Cimentos de Portugal SGPS SA	40,606	209,296
Electricidade de Portugal SA	300,547	877,207
Portugal Telecom SGPS SA	179,661	1,979,243

		5,151,868

SPAIN – 5.28%
Abertis Infraestructuras SA2	50,592	944,415
Acerinox SA2	32,896	454,328
Actividades de Construcciones y Servicios SA	40,239	733,160
Altadis SA2	50,115	1,705,454
Amadeus Global Travel Distribution SA Class A2	41,891	331,422
Banco Bilbao Vizcaya Argentaria SA2	532,761	7,331,516
Banco Popular Espanol SA2	29,041	1,613,724
Banco Santander Central Hispano SA2	774,855	7,564,227
Bankinter SA2	11,565	504,167
Endesa SA	163,709	3,116,996
Gas Natural SDG SA2	34,438	851,163
Grupo Ferrovial SA2	8,995	401,626
Iberdrola SA2	122,589	2,542,667
Industria de Diseno Textil SA2	34,181	844,811
Repsol YPF SA2	161,139	3,538,380
Telefonica SA	785,649	11,758,101
Union Fenosa SA	32,382	735,595

		44,971,752

SWEDEN – 3.35%
ASSA Abloy AB Class B2	51,400	644,247
Atlas Copco AB Class A2	19,532	751,210
Electrolux AB Class B2	48,830	892,062
ForeningsSparbanken AB2	64,250	1,337,034
Hennes & Mauritz AB Class B2	77,100	2,123,369
Holmen AB Class B2	5,654	166,975
Nordea AB2	378,304	3,091,823
Sandvik AB2	37,008	1,278,469
Securitas AB Class B2	51,400	684,844
Skandia Forsakrings AB2	171,162	677,106
Skandinaviska Enskilda Banken AB Class A2	77,100	1,191,416
Skanska AB Class B2	62,713	652,525
SKF AB Class B2	15,420	585,647
Svenska Cellulosa AB Class B	30,583	1,188,839
Svenska Handelsbanken AB Class A2	89,436	1,873,436
Swedish Match AB2	49,858	527,330
Telefonaktiebolaget LM Ericsson Class B1	2,470,798	7,670,124
TeliaSonera AB2	273,004	1,327,483
Volvo AB Class A2	16,962	576,646
Volvo AB Class B2	35,723	1,261,066

		28,501,651

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Shares	Value
SWITZERLAND – 9.90%
ABB Ltd.[1,2]	311,140	$1,898,684
Adecco SA	20,046	995,317
Baloise Holding Registered[2]	6,682	258,194
Ciba Specialty Chemicals AG1	11,051	687,645
Clariant AG Registered	37,582	449,949
Compagnie Financiere Richemont AG	82,917	2,294,212
Credit Suisse Group[1]	181,699	5,798,595
Givaudan SA Registered	1,285	781,064
Holcim Ltd.	26,728	1,409,497
Nestle SA	65,021	14,892,293
Novartis AG	395,009	18,410,766
Roche Holding AG Bearer	4,501	551,496
Roche Holding AG Genusschein[2]	113,080	11,682,005
Serono SA	1,028	634,730
Swatch Group (The) AG Class B2	5,397	728,273
Swiss Life Holding[1,2]	4,883	577,771
Swiss Re	51,914	2,987,123
Swisscom AG	3,855	1,336,762
Syngenta AG1	16,710	1,592,448
UBS AG Registered	185,554	13,061,741
Zurich Financial Services AG1	23,310	3,322,800

		84,351,365

UNITED KINGDOM – 38.40%
Abbey National PLC	235,926	2,390,751
Aegis Group PLC	192,750	337,455
Alliance & Leicester PLC	73,245	1,159,729
Allied Domecq PLC	180,671	1,533,317
AMVESCAP PLC	135,696	733,577
Anglo American PLC	242,865	5,823,062
ARM Holdings PLC	148,803	224,837
Associated British Foods PLC	61,423	738,023
AstraZeneca PLC	270,364	11,081,222
Aviva PLC	359,800	3,564,642
AWG PLC[1]	25,260	313,108
BAA PLC	171,933	1,722,057
BAE Systems PLC	499,865	2,032,933
Barclays PLC[3]	1,036,742	9,942,993
BBA Group PLC	78,642	380,670
BG Group PLC	565,914	3,799,224
BHP Billiton PLC	394,588	4,152,065
BOC Group PLC	83,268	1,331,990
Boots Group PLC	118,477	1,376,384
BP PLC	3,496,485	33,375,265
BPB PLC	81,726	632,958
Brambles Industries PLC	128,757	598,208
British Airways PLC[1]	84,553	317,481
British American Tobacco PLC	239,010	3,464,329
British Land Co. PLC	83,525	1,124,501
British Sky Broadcasting Group PLC	197,633	1,713,926
BT Group PLC	1,391,943	4,527,526
Bunzl PLC	81,726	615,581
Cable & Wireless PLC	375,991	665,066
Cadbury Schweppes PLC	328,189	2,523,966
Capita Group PLC	116,421	693,103
Carnival PLC	28,013	1,377,272
Centrica PLC	686,961	3,120,157
Cobham PLC	16,448	396,450
Compass Group PLC	360,057	1,436,648
Cookson Group PLC[1]	281,415	152,770
Cookson Group PLC Deferred Shares[1,4]	108,864	—
Corus Group PLC[1]	750,183	692,322
Corus Group PLC Deferred Shares[1,4]	315,252	1,426
Daily Mail and General Trust PLC Class A	49,601	644,893
Diageo PLC	498,066	6,218,800
Dimension Data Holdings PLC[1]	192,236	108,706
Dixons Group PLC	318,937	985,454
Electrocomponents PLC	77,357	435,342
EMAP PLC	40,092	546,290
EMI Group PLC	140,579	561,554
Exel PLC	52,942	655,280
FirstGroup PLC	77,357	410,845
FKI PLC	102,543	222,668
Gallaher Group PLC	106,141	1,234,994
GKN PLC	128,757	500,351
GlaxoSmithKline PLC	952,956	20,537,860
Group 4 Securicor PLC[1]	145,522	305,462
GUS PLC	160,625	2,615,931
Hammerson PLC	50,886	666,665
Hanson PLC	107,683	796,968
Hays PLC	308,143	740,214

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Shares	Value
HBOS PLC	625,281	$8,440,820
Hilton Group PLC	267,537	1,339,806
HSBC Holdings PLC	1,772,529	28,129,598
IMI PLC	62,708	403,965
Imperial Chemical Industries PLC	185,297	707,492
Imperial Tobacco Group PLC	116,678	2,542,061
InterContinental Hotels Group PLC	124,140	1,411,847
Invensys PLC[1]	798,552	162,565
Invensys PLC Deferred Shares[1,4]	526,662	—
ITV PLC	665,774	1,298,120
J Sainsbury PLC[2]	197,890	912,239
Johnson Matthey PLC	39,578	683,955
Kesa Electricals PLC	82,381	421,875
Kingfisher PLC	380,709	2,123,571
Land Securities Group PLC	72,112	1,530,651
Legal & General Group PLC	1,017,206	1,826,880
Lloyds TSB Group PLC	900,785	7,033,517
LogicaCMG PLC	124,645	390,768
Lonmin PLC	23,644	468,496
Man Group PLC	49,601	1,067,193
Marks & Spencer Group PLC	361,864	2,246,002
Misys PLC	82,754	293,505
Mitchells & Butlers PLC	87,564	431,384
mm02 PLC[1]	1,391,429	2,473,798
National Grid Group PLC	499,485	4,214,168
Next PLC	43,947	1,298,632
Northern Rock PLC	69,904	898,113
Old Mutual PLC	632,220	1,307,058
Pearson PLC	123,112	1,316,614
Peninsular & Oriental Steam
Navigation Co. PLC	112,309	534,492
Pilkington PLC	135,953	222,642
Provident Financial PLC	44,204	450,740
Prudential Corp. PLC	322,535	2,629,313
Rank Group PLC	97,403	492,634
Reckitt Benckiser PLC	95,090	2,329,829
Reed International PLC	204,572	1,795,389
Rentokil Initial PLC	304,031	827,990
Reuters Group PLC	224,361	1,264,666
Rio Tinto PLC	170,648	4,588,710
RMC Group PLC	46,774	719,016
Rolls-Royce Group PLC[1]	255,972	1,173,039
Royal & Sun Alliance Insurance
Group PLC	496,868	642,862
Royal Bank of Scotland Group PLC	478,534	13,820,262
SABMiller PLC	120,019	1,584,331
Sage Group PLC	191,465	562,140
Schroders PLC	24,158	270,815
Scottish & Newcastle PLC	142,892	976,103
Scottish & Southern Energy PLC	140,065	1,974,412
Scottish Power PLC	302,489	2,312,634
Severn Trent PLC	54,741	869,717
Shell Transport & Trading Co. PLC	1,556,135	11,418,491
Shire Pharmaceuticals Group PLC	79,670	753,632
Slough Estates PLC	67,077	565,324
Smith & Nephew PLC	151,630	1,393,861
Smith WH PLC	32,197	194,304
Smiths Group PLC	90,983	1,221,616
Spirent PLC[1]	111,024	121,547
Standard Chartered PLC	162,938	2,796,600
Tate & Lyle PLC	56,283	393,129
Tesco PLC	1,235,142	6,375,484
3i Group PLC	99,459	999,767
Tomkins PLC	125,930	603,873
Trinity Mirror PLC	51,657	615,072
Unilever PLC	448,979	3,653,994
United Business Media PLC	59,143	499,526
United Utilities PLC	92,006	924,849
Vodafone Group PLC	10,690,943	25,584,815
Whitebread PLC	49,087	731,921
William Morrison Supermarkets PLC	366,225	1,275,702
Wolseley PLC	95,347	1,627,869
WPP Group PLC	186,325	1,734,710

		327,157,786

TOTAL COMMON STOCKS (Cost: $801,666,204)		847,254,158

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
PREFERRED STOCKS – 0.19%

GERMANY – 0.19%
Henkel KGaA[2]	8,481	$623,262
Porsche AG2	1,542	1,001,956

		1,625,218

TOTAL PREFERRED STOCKS (Cost: $1,343,202)		1,625,218

SHORT-TERM INVESTMENTS – 19.17%

COMMERCIAL PAPER – 4.65%

Alpine Securitization Corp.
1.77%, 10/18/04[5]	$921,571	920,801
1.88%, 10/01/04[5]	1,047,240	1,047,240
Amsterdam Funding Corp.
1.72%, 10/14/04[5]	785,430	784,942
1.73%, 10/18/04[5]	261,810	261,596
1.78%, 10/26/04[5]	471,258	470,675
1.78%, 10/27/04[5]	261,810	261,473
1.78%, 10/28/04[5]	785,430	784,381
Barton Capital Corp.
1.77%, 10/15/04[5]	628,344	627,911
1.78%, 10/18/04[5]	1,047,240	1,046,362
1.78%, 10/19/04[5]	785,430	784,731
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[5]	523,620	523,320
CRC Funding LLC
1.78%, 11/09/04[5]	523,620	522,610
Delaware Funding Corp.
1.78%, 10/22/04[5]	261,810	261,539
1.78%, 10/26/04[5]	261,810	261,486
1.78%, 10/27/04[5]	535,716	535,027
Edison Asset Securitization
1.45%, 11/09/04[5]	1,047,240	1,045,595
1.59%, 12/02/04[5]	1,047,240	1,044,372
Eureka Securitization Inc.
1.79%, 11/01/04[5]	444,920	444,234
Falcon Asset Securitization Corp.
1.72%, 10/14/04[5]	785,430	784,942
1.78%, 10/22/04[5]	261,810	261,539
1.78%, 10/26/04[5]	418,896	418,378
Security	Principal	Value
Ford Credit Auto Receivables
1.85%, 01/14/05[5]	$523,620	$520,795
GIRO Funding US Corp.
1.55%, 10/15/04[5]	686,727	686,314
1.78%, 10/27/04[5]	488,998	488,370
Grampian Funding LLC
1.26%, 10/22/04[5]	1,047,240	1,046,473
1.44%, 10/27/04[5]	1,047,240	1,046,151
1.59%, 11/30/04[5]	523,620	522,232
1.78%, 10/18/04[5]	1,047,240	1,046,360
Jupiter Securitization Corp.
1.72%, 10/15/04[5]	1,309,050	1,308,174
1.78%, 10/27/04[5]	523,620	522,947
Liberty Street Funding Corp.
1.79%, 10/20/04[5]	786,351	785,609
Nationwide Building Society
1.63%, 12/09/04[5]	869,209	866,493
Park Avenue Receivables Corp.
1.78%, 10/25/04[5]	523,620	522,999
1.78%, 10/28/04[5]	638,816	637,963
Preferred Receivables Funding Corp.
1.72%, 10/14/04[5]	2,094,480	2,093,179
1.77%, 10/06/04[5]	1,047,240	1,046,982
1.78%, 10/15/04[5]	523,620	523,257
1.78%, 10/19/04[5]	261,810	261,577
1.80%, 10/28/04[5]	787,660	786,597
Prudential Funding LLC
1.60%, 12/01/04[5]	523,620	522,200
Ranger Funding Co. LLC
1.76%, 10/01/04[5]	1,047,240	1,047,240
Scaldis Capital LLC
1.73%, 10/15/04[5]	523,620	523,268
Sydney Capital Corp.
1.25%, 10/22/04[5]	348,521	348,267
1.74%, 10/12/04[5]	1,807,222	1,806,261
UBS Finance (Delaware)
1.11%, 12/17/04[5]	1,570,860	1,567,130
1.88%, 10/01/04[5]	5,759,819	5,759,819
WhistleJacket Capital LLC
1.26%, 10/20/04[5]	259,401	259,229

		39,639,040

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Principal	Value
FLOATING RATE NOTES – 4.92%
Bank of Nova Scotia
1.76%, 09/26/05[5]	$261,810	$261,696
Beta Finance Inc.
1.63%, 05/04/05[5,6]	628,344	628,270
1.69%, 10/12/04[5,6]	523,620	523,618
1.80%, 03/15/05[5,6]	523,620	523,812
1.89%, 09/23/05[5,6]	942,516	942,147
1.89%, 09/27/05[5,6]	837,792	837,460
2.04%, 10/27/05[5,6]	994,878	996,049
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[5]	1,570,860	1,570,372
CC USA Inc.
1.61%, 07/29/05[5,6]	1,047,240	1,046,980
1.63%, 05/04/05[5,6]	1,047,240	1,047,117
Den Danske Bank NY
1.68%, 08/12/05[5]	1,047,240	1,046,969
1.77%, 08/26/05[5]	1,047,240	1,046,957
Depfa Bank PLC
1.86%, 09/15/05[5]	1,047,240	1,047,240
Dorada Finance Inc.
1.61%, 07/29/05[5,6]	869,209	868,993
Five Finance Inc.
1.79%, 04/29/05[5,6]	837,792	837,744
HBOS Treasury Services PLC
1.96%, 04/22/05[5]	1,047,240	1,047,240
K2 USA LLC
1.61%, 07/25/05[5,6]	523,620	523,534
1.70%, 06/10/05[5,6]	1,047,240	1,047,151
1.70%, 09/12/05[5,6]	1,047,240	1,047,042
1.79%, 10/20/05[5,6]	1,047,240	1,047,277
Links Finance LLC
1.68%, 04/25/05[5]	1,047,240	1,047,626
1.71%, 04/15/05[5,6]	1,047,240	1,047,128
National City Bank (Ohio)
1.67%, 08/09/05[5]	1,047,240	1,046,971
1.73%, 06/10/05[5]	523,620	523,733
1.76%, 06/23/05[5]	1,047,240	1,047,012
Nationwide Building Society
1.96%, 10/28/05[5,6]	1,780,308	1,780,556
Norddeutsche Landesbank
1.59%, 07/27/05[5]	1,047,240	1,046,938
Northern Rock PLC
1.56%, 01/13/05[5,6]	994,878	994,878
Permanent Financing PLC
1.69%, 03/10/05[5]	1,047,240	1,047,240
1.70%, 12/10/04[5]	523,620	523,620
1.72%, 06/10/05[5]	471,258	471,258
Sigma Finance Inc.
1.52%, 10/07/04[5]	1,047,240	1,047,236
1.73%, 11/15/04[5]	1,047,240	1,047,230
1.75%, 08/17/05[5]	523,620	523,660
1.75%, 09/15/05[5]	1,309,050	1,309,164
Tango Finance Corp.
1.66%, 04/07/05[5,6]	384,337	384,318
1.66%, 05/17/05[5,6]	869,209	869,182
1.70%, 02/25/05[5,6]	586,454	586,407
1.72%, 01/18/05[5,6]	460,786	460,772
1.81%, 07/25/05[5,6]	1,047,240	1,047,154
WhistleJacket Capital LLC
1.72%, 07/15/05[5,6]	785,430	785,304
1.72%, 09/15/05[5]	785,430	785,280
1.84%, 06/15/05[5,6]	523,620	523,535
White Pine Finance LLC
1.55%, 07/11/05[5]	261,810	261,787
1.63%, 07/05/05[5]	523,620	523,533
1.68%, 05/20/05[5]	471,258	471,228
1.71%, 04/15/05[5,6]	785,430	785,345
1.72%, 11/15/04[5,6]	628,344	628,344
1.73%, 06/15/05[5,6]	429,368	429,368
1.80%, 03/29/05[5]	450,313	450,263
1.80%, 08/26/05[5,6]	523,620	523,525

		41,957,263

MEDIUM-TERM NOTES – 0.39%

CC USA Inc.
1.29%, 04/15/05[5,6]	1,047,240	1,047,184
1.51%, 02/15/05[5,6]	680,706	681,104
Dorada Finance Inc.
1.48%, 01/18/05[5,6]	785,430	785,418
K2 USA LLC
1.46%, 01/12/05[5,6]	523,620	523,604
WhistleJacket Capital LLC
1.32%, 02/04/05[5,6]	261,810	261,788

		3,299,098

60	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 3.89%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	4,188,959	$4,188,959
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	16,323,492	16,323,492
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	11,519,638	11,519,638
BlackRock Temp Cash Money Market Fund[5]	434,246	434,246
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[5]	703,576	703,576

		33,169,911

REPURCHASE AGREEMENTS – 2.35%
Banc of America Securities LLC
1.90%, 10/01/04[5,7]	$3,141,719	3,141,719
Bank of America N.A.
1.90%, 10/01/04[5,7]	7,330,678	7,330,678
Goldman Sachs & Co.
1.90%, 10/01/04[5,7]	6,807,059	6,807,059
Lehman Brothers Inc.
1.90%, 10/01/04[5,7]	2,722,823	2,722,823

		20,002,279

TIME DEPOSITS – 2.52%
Abbey National Treasury Services PLC
1.25%, 01/06/05[5]	1,047,240	1,047,240
1.33%, 02/10/05[5]	523,620	523,591
1.39%, 02/02/05[5]	523,620	523,593
1.39%, 04/08/05[5]	733,068	733,011
1.40%, 10/25/04[5]	1,047,240	1,047,229
Bank of New York
1.39%, 11/01/04[5]	1,047,240	1,047,231
1.60%, 12/03/04[5]	261,810	261,787
Bank of Nova Scotia
1.13%, 10/06/04[5]	1,047,240	1,047,240
1.24%, 10/07/04[5]	785,430	785,429
1.42%, 10/29/04[5]	785,430	785,434
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[5]	785,430	785,428
1.38%, 11/22/04[5]	261,810	261,813
1.40%, 10/29/04[5]	1,047,240	1,047,238

Security	Principal	Value
HBOS Treasury Services PLC
1.24%, 04/01/05[5]	$670,233	$670,201
National City Bank (Ohio)
1.25%, 01/06/05[5]	1,047,240	1,047,254
Nordea Bank PLC
2.11%, 06/07/05[5]	1,047,240	1,047,098
SunTrust Bank
1.88%, 10/01/04[5]	4,188,959	4,188,959
Toronto-Dominion Bank
1.22%, 03/23/05[5]	1,832,670	1,832,517
1.34%, 02/10/05[5]	418,896	418,873
1.41%, 11/01/04[5]	785,430	785,423
1.77%, 05/10/05[5]	523,620	523,588
1.78%, 10/29/04[5]	523,620	523,620
1.90%, 05/11/05[5]	523,620	523,589

		21,457,386

U.S. GOVERNMENT AGENCY NOTES – 0.45%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[5]	733,068	734,328
1.80%, 01/18/05[5]	486,966	484,313
1.80%, 01/19/05[5]	523,620	520,740
2.06%, 05/31/05[5]	522,080	514,851
Federal National Mortgage Association
2.33%, 07/22/05[5]	1,570,860	1,541,033

		3,795,265

TOTAL SHORT-TERM INVESTMENTS (Cost: $163,320,242)		163,320,242

TOTAL INVESTMENTS IN SECURITIES – 118.81% (Cost: $966,329,648)		1,012,199,618
Other Assets, Less Liabilities – (18.81%)		(160,283,004)

NET ASSETS – 100.00%		$851,916,614

ADR - American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[4]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[5]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[6]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$243,881,690	28.60%
Consumer Non-Cyclical	172,460,704	20.26
Communications	116,406,983	13.65
Energy	103,974,399	12.21
Industrial	55,696,902	6.54
Consumer Cyclical	54,668,424	6.44
Basic Materials	44,435,818	5.20
Utilities	41,797,617	4.91
Technology	11,509,677	1.36
Diversified	4,047,162	0.47
Short-Term and Other Net Assets	3,037,238	0.36

TOTAL	$851,916,614	100.00%

See notes to financial statements.

62	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 98.36%

ARGENTINA – 2.74%
Grupo Financiero Galicia SA ADR	36,651	$241,530
Petrobras Energia Participaciones SA ADR[1]	89,856	987,517
Tenaris SA ADR	36,818	1,678,533

		2,907,580

BRAZIL – 44.78%
Aracruz Celulose SA ADR	44,480	1,473,178
Banco Bradesco SA ADR	64,432	3,395,566
Banco Itau Holding Financiera SA ADR	96,532	5,357,526
Brasil Telecom Participacoes SA ADR	35,253	1,142,197
Centrais Eletricas Brasileiras SA ADR	178,927	1,430,038
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	22,976	459,290
Companhia de Bebidas das Americas ADR	194,928	4,366,387
Companhia Energetica de Minas Gerais ADR	69,024	1,466,760
Companhia Paranaense de Energia ADR	17,024	60,776
Companhia Siderurgica Nacional SA ADR	127,473	1,979,656
Companhia Vale do Rio Doce ADR	366,863	7,062,113
Embratel Participacoes SA ADR	25,664	292,056
Empresa Brasileira de Aeronautica SA ADR	76,608	2,022,451
Gerdau SA ADR	132,917	2,173,193
Petroleo Brasileiro SA ADR	301,638	10,632,740
Tele Norte Leste Participacoes SA ADR	205,395	2,717,376
Unibanco - Uniao de Bancos Brasileiros SA GDR	59,214	1,434,755

		47,466,058

CHILE – 10.47%
Banco de Chile ADR	21,520	759,656
Banco Santander Chile SA ADR	101,352	2,831,775
Distribucion y Servicio D&S SA ADR	76,609	1,219,615
Empresa Nacional de Electricidad SA ADR	183,168	2,872,074
Enersis SA ADR	225,970	1,636,023
Sociedad Quimica y Minera de Chile SA ADR	36,948	1,780,894

		11,100,037

MEXICO – 40.37%
Alfa SA Class A	275,360	1,039,860
America Movil SA de CV Series L	5,478,400	$10,680,538
Cemex SA de CV Series CPO	1,487,360	8,360,000
Fomento Economico Mexicano SA de CV Class UBD	252,800	1,115,180
Grupo Carso SA de CV Series A1	355,566	1,631,191
Grupo Modelo SA de CV Series C	424,032	1,028,982
Grupo Televisa SA Series CPO	1,516,947	3,983,108
Kimberly-Clark de Mexico SA de CV Class A	422,784	1,238,411
Telefonos de Mexico SA de CV ADR Series L	5,611,680	9,045,620
Wal-Mart de Mexico SA de CV Series V	1,377,344	4,669,864

		42,792,754

TOTAL COMMON STOCKS (Cost: $91,705,162)		104,266,429

PREFERRED STOCKS – 0.98%

BRAZIL – 0.98%
Centrais Eletricas Brasileiras SA ADR	138,703	1,039,426

		1,039,426

TOTAL PREFERRED STOCKS (Cost: $942,225)		1,039,426

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2]	116,041	116,041

		116,041

TOTAL SHORT-TERM INVESTMENTS (Cost: $116,041)		116,041

TOTAL INVESTMENTS IN SECURITIES – 99.45% (Cost: $92,763,428)		105,421,896
Other Assets, Less Liabilities – 0.55%		578,673

NET ASSETS – 100.00%		$106,000,569

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Communications	$27,860,895	26.29%
Basic Materials	17,385,978	16.40
Financial	15,008,325	14.16
Consumer Non-Cyclical	10,860,505	10.24
Energy	10,632,740	10.03
Industrial	10,382,451	9.80
Utilities	8,505,097	8.02
Consumer Cyclical	4,669,864	4.40
Short-Term and Other Net Assets	694,714	0.66

TOTAL	$106,000,569	100.00%

See notes to financial statements.

64	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 99.57%

AGRICULTURE – 0.47%
Japan Tobacco Inc.	49	$409,908

		409,908

AIRLINES – 0.66%
All Nippon Airways Co. Ltd.[1]	91,000	291,458
Japan Airlines System Corp.[1,2]	105,000	287,710

		579,168

AUTO MANUFACTURERS – 12.53%
Honda Motor Co. Ltd.	50,400	2,441,918
Nissan Motor Co. Ltd.	144,200	1,570,022
Suzuki Motor Corp.	24,500	400,794
Toyota Motor Corp.	171,500	6,566,529

		10,979,263

AUTO PARTS & EQUIPMENT – 1.91%
Bridgestone Corp.	42,000	779,295
Denso Corp.	28,700	678,342
NOK Corp.[1]	7,000	214,671

		1,672,308

BANKS – 6.41%
Mitsubishi Tokyo Financial Group Inc.	210	1,751,032
Mizuho Financial Group Inc.	406	1,525,056
Nipponkoa Insurance Co. Ltd.	42,000	235,122
Sumitomo Mitsui Financial Group Inc.[1]	189	1,080,343
Sumitomo Trust & Banking Co. Ltd. (The)	49,000	289,870
UFJ Holdings Inc.[1,2]	168	736,234

		5,617,657

BEVERAGES – 0.78%
Asahi Breweries Ltd.	25,200	256,539
Kirin Brewery Co. Ltd.	49,000	423,245

		679,784

BUILDING MATERIALS – 1.54%
Asahi Glass Co. Ltd.	49,000	445,919
Daikin Industries Ltd.	14,000	338,520
Matsushita Electric Works Ltd.	28,000	221,277
Nippon Sheet Glass Co. Ltd.	28,000	91,966
Tostem Inax Holding Corp.	14,000	255,954

		1,353,636

CHEMICALS – 2.99%
Asahi Kasei Corp.	77,000	332,550
JSR Corp.	14,000	226,104
Mitsubishi Chemical Corp.	119,000	360,622
Mitsui Chemicals Inc.	42,000	207,304
Nitto Denko Corp.	8,400	386,408
Shin-Etsu Chemical Co. Ltd.	21,700	779,676
Sumitomo Chemical Co. Ltd.	70,000	331,534

		2,624,198

COMMERCIAL SERVICES – 1.11%
Dai Nippon Printing Co. Ltd.	42,000	561,702
Toppan Printing Co. Ltd.	42,000	411,940

		973,642

COMPUTERS – 1.32%
Fujitsu Ltd.	112,000	647,317
TDK Corp.	7,700	512,798

		1,160,115

COSMETICS & PERSONAL CARE – 1.34%
Kao Corp.[1]	35,000	773,261
Shiseido Co. Ltd.[1]	21,000	258,177
Uni-Charm Corp.[1]	2,800	138,711

		1,170,149

DISTRIBUTION & WHOLESALE – 2.88%
Itochu Corp.[2]	77,000	328,358
Marubeni Corp.	91,000	241,092
Mitsubishi Corp.	77,000	832,074
Mitsui & Co. Ltd.	84,000	703,461
Sumitomo Corp.	56,000	416,640

		2,521,625

DIVERSIFIED FINANCIAL SERVICES – 4.64%
Acom Co. Ltd.	5,250	324,865
Credit Saison Co. Ltd.	10,500	322,960
Daiwa Securities Group Inc.	84,000	531,978
Nikko Cordial Corp.	35,000	141,950
Nomura Holdings Inc.	119,000	1,527,787
ORIX Corp.	5,600	574,151
Promise Co. Ltd.[1]	5,250	343,442
Takefuji Corp.	4,620	295,522

		4,062,655

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2004

Security	Shares	Value
ELECTRIC – 4.22%
Chubu Electric Power Co. Inc.	39,200	$828,708
Kansai Electric Power Co. Inc.	46,200	814,468
Kyushu Electric Power Co. Inc.	25,200	472,150
Tokyo Electric Power Co. Inc. (The)	73,500	1,580,502

		3,695,828

ELECTRICAL COMPONENTS & EQUIPMENT – 4.77%
Fujikura Ltd.	21,000	87,075
Furukawa Electric Co. Ltd.[2]	35,000	137,186
Hitachi Ltd.	196,000	1,184,376
Mitsubishi Electric Corp.	126,000	597,904
Sanyo Electric Co. Ltd.	105,000	340,108
Sharp Corp.	56,000	770,276
Sumitomo Electric Industries Ltd.	42,000	372,690
Toshiba Corp.[1]	189,000	694,506

		4,184,121

ELECTRONICS – 4.92%
Advantest Corp.[1]	5,600	332,804
Alps Electric Co. Ltd.	2,000	23,826
Fanuc Ltd.	9,100	478,882
Hirose Electric Co. Ltd.	2,100	191,489
Keyence Corp.	2,100	441,664
Kyocera Corp.	11,200	787,552
Minebea Co. Ltd.[1]	21,000	85,742
Murata Manufacturing Co. Ltd.	13,300	639,568
NEC Corp.	112,000	669,673
NGK Insulators Ltd.	21,000	176,628
Secom Co. Ltd.	14,000	486,504

		4,314,332

ENGINEERING & CONSTRUCTION – 0.87%
Kajima Corp.	56,000	182,915
Obayashi Corp.	42,000	208,828
Shimizu Corp.[1]	42,000	166,910
Taisei Corp.[1]	63,000	200,064

		758,717

ENTERTAINMENT – 0.24%
Oriental Land Co. Ltd.[1]	3,500	211,813

		211,813

FOOD – 0.91%
Ajinomoto Co. Inc.	28,000	320,103
Nippon Meat Packers Inc.	14,000	187,234
Nisshin Seifun Group Inc.	14,000	135,154
Nissin Food Products Co. Ltd.	6,300	154,621

		797,112

FOREST PRODUCTS & PAPER – 0.64%
Nippon Unipac Holding	56	245,411
Oji Paper Co. Ltd.[1]	56,000	316,545

		561,956

GAS – 1.02%
Osaka Gas Co. Ltd.	119,000	323,912
Tokyo Gas Co. Ltd.	161,000	571,165

		895,077

HAND & MACHINE TOOLS – 0.38%
SMC Corp.	3,500	335,027

		335,027

HEALTH CARE-PRODUCTS – 1.06%
Hoya Corp.	6,300	660,210
Terumo Corp.	11,900	271,007

		931,217

HOME BUILDERS – 0.69%
Daiwa House Industry Co. Ltd.	28,000	273,611
Sekisui House Ltd.	35,000	334,074

		607,685

HOME FURNISHINGS – 4.59%
Matsushita Electric Industrial Co. Ltd.	133,000	1,775,103
Pioneer Corp.	10,500	219,117
Sony Corp.	59,500	2,029,851

		4,024,071

HOUSEWARES – 0.14%
TOTO Ltd.[1]	14,000	121,562

		121,562

INSURANCE – 2.94%
Millea Holdings Inc.	105	1,352,810
Mitsui Sumitomo Insurance Co. Ltd.	91,000	750,524
Sompo Japan Insurance Inc.	56,000	474,563

		2,577,897

INTERNET – 1.34%
Softbank Corp.[1]	14,700	681,550
Yahoo! Japan Corp.[1,2]	56	248,968

66	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2004

Security	Shares	Value
Yahoo! Japan Corp. When Issued[2]	56	$246,936

		1,177,454

IRON & STEEL – 2.38%
JFE Holdings Inc.	30,125	858,254
Nippon Steel Corp.	413,000	981,772
Sumitomo Metal Industries Ltd.	210,000	249,603

		2,089,629

MACHINERY – 0.80%
Komatsu Ltd.	63,000	404,700
Kubota Corp.	63,000	297,237

		701,937

MANUFACTURING – 2.33%
Fuji Photo Film Co. Ltd.	28,000	919,657
Kawasaki Heavy Industries Ltd.[1]	98,000	147,602
Konica Minolta Holdings Inc.	28,000	382,852
Mitsubishi Heavy Industries Ltd.	210,000	592,569

		2,042,680

MEDIA – 0.18%
Nippon Television Network Corp.	1,050	158,717

		158,717

METAL FABRICATE & HARDWARE – 0.14%
NSK Ltd.	28,000	120,165

		120,165

MINING – 0.60%
Mitsubishi Materials Corp.	70,000	147,984
Mitsui Mining & Smelting Co. Ltd.	35,000	136,551
Sumitomo Metal Mining Co. Ltd.	35,000	242,617

		527,152

OFFICE & BUSINESS EQUIPMENT – 3.42%
Canon Inc.	49,700	2,335,853
Ricoh Corp. Ltd.	35,000	658,939

		2,994,792

OIL & GAS – 0.74%
Nippon Oil Corp.	84,000	529,692
TonenGeneral Sekiyu K.K.	14,000	120,800

		650,492

PACKAGING & CONTAINERS – 0.12%
Toyo Seikan Kaisha Ltd.	7,000	108,098

		108,098

PHARMACEUTICALS – 5.46%
Daiichi Pharmaceutical Co. Ltd.	14,000	240,965
Eisai Co. Ltd.	16,100	438,234
Fujisawa Pharmaceutical Co. Ltd.	16,800	378,787
Sankyo Co. Ltd.	23,800	503,144
Taisho Pharmaceutical Co. Ltd.	14,000	259,130
Takeda Pharmaceutical Co. Ltd.	50,400	2,286,440
Yamanouchi Pharmaceutical Co. Ltd.	21,000	678,311

		4,785,011

REAL ESTATE – 1.42%
Mitsubishi Estate Co. Ltd.	70,000	730,391
Mitsui Fudosan Co. Ltd.	49,000	509,495

		1,239,886

RETAIL – 2.45%
AEON Co. Ltd.[1]	17,500	281,677
AEON Co. Ltd. When Issued[2]	17,500	278,819
Ito-Yokado Co. Ltd.	21,000	720,229
Marui Co. Ltd.	21,000	263,893
Seven-Eleven Japan Co. Ltd.	21,000	600,191

		2,144,809

SEMICONDUCTORS – 1.35%
Rohm Co. Ltd.	7,000	703,715
Tokyo Electron Ltd.	9,800	477,485

		1,181,200

TELECOMMUNICATIONS – 4.98%
Nippon Telegraph & Telephone Corp.[1]	581	2,314,195
NTT Data Corp.	35	92,093
NTT DoCoMo Inc.	1,155	1,959,670

		4,365,958

TEXTILES – 0.59%
Kuraray Co. Ltd.	21,000	157,383
Toray Industries Inc.	77,000	356,304

		513,687

TOYS, GAMES & HOBBIES – 0.88%
Nintendo Co. Ltd.	6,300	770,530

		770,530

TRANSPORTATION – 4.42%
Central Japan Railway Co.	63	495,014
East Japan Railway Co.	224	1,158,463
Kintetsu Corp.[1]	84,000	281,994

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
Mitsui O.S.K. Lines Ltd.	63,000	$377,834
Nippon Express Co. Ltd.	56,000	271,324
Nippon Yusen Kabushiki Kaisha	63,000	325,818
Odakyu Electric Railway Co. Ltd.(1)	28,000	148,110
Tokyu Corp.	49,000	223,182
West Japan Railway Co.	77	300,413
Yamato Transport Co. Ltd.	21,000	289,044

		3,871,196

TOTAL COMMON STOCKS (Cost: $86,764,188)		87,263,916

SHORT-TERM INVESTMENTS – 7.16%

COMMERCIAL PAPER – 1.73%
Alpine Securitization Corp.
1.77%, 10/18/04[3]	$35,308	35,279
1.88%, 10/01/04[3]	40,123	40,123
Amsterdam Funding Corp.
1.72%, 10/14/04[3]	30,092	30,074
1.73%, 10/18/04[3]	10,031	10,023
1.78%, 10/26/04[3]	18,055	18,033
1.78%, 10/27/04[3]	10,031	10,018
1.78%, 10/28/04[3]	30,092	30,052
Barton Capital Corp.
1.77%, 10/15/04[3]	24,074	24,058
1.78%, 10/18/04[3]	40,123	40,089
1.78%, 10/19/04[3]	30,092	30,066
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[3]	20,062	20,050
CRC Funding LLC
1.78%, 11/09/04[3]	20,062	20,023
Delaware Funding Corp.
1.78%, 10/22/04[3]	10,031	10,020
1.78%, 10/26/04[3]	10,031	10,018
1.78%, 10/27/04[3]	20,525	20,499
Edison Asset Securitization
1.45%, 11/09/04[3]	40,123	40,060
1.59%, 12/02/04[3]	40,123	40,013
Eureka Securitization Inc.
1.79%, 11/01/04[3]	17,046	17,020
Falcon Asset Securitization Corp.
1.72%, 10/14/04[3]	30,092	30,074
1.78%, 10/22/04[3]	10,031	10,020
1.78%, 10/26/04[3]	16,049	16,029

Security	Principal	Value
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	$20,062	$19,953
GIRO Funding US Corp.
1.55%, 10/15/04[3]	26,311	26,295
1.78%, 10/27/04[3]	18,735	18,712
Grampian Funding LLC
1.26%, 10/22/04[3]	40,123	40,094
1.44%, 10/27/04[3]	40,123	40,081
1.59%, 11/30/04[3]	20,062	20,008
1.78%, 10/18/04[3]	40,123	40,089
Jupiter Securitization Corp.
1.72%, 10/15/04[3]	50,154	50,120
1.78%, 10/27/04[3]	20,062	20,036
Liberty Street Funding Corp.
1.79%, 10/20/04[3]	30,128	30,099
Nationwide Building Society
1.63%, 12/09/04[3]	33,302	33,198
Park Avenue Receivables Corp.
1.78%, 10/25/04[3]	20,062	20,038
1.78%, 10/28/04[3]	24,475	24,442
Preferred Receivables Funding Corp.
1.72%, 10/14/04[3]	80,246	80,197
1.77%, 10/06/04[3]	40,123	40,113
1.78%, 10/15/04[3]	20,062	20,048
1.78%, 10/19/04[3]	10,031	10,022
1.80%, 10/28/04[3]	30,178	30,137
Prudential Funding LLC
1.60%, 12/01/04[3]	20,062	20,007
Ranger Funding Co. LLC
1.76%, 10/01/04[3]	40,123	40,123
Scaldis Capital LLC
1.73%, 10/15/04[3]	20,062	20,048
Sydney Capital Corp.
1.25%, 10/22/04[3]	13,353	13,343
1.74%, 10/12/04[3]	69,240	69,204
UBS Finance (Delaware)
1.11%, 12/17/04[3]	60,185	60,042
1.88%, 10/01/04[3]	220,677	220,677
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	9,938	9,932

		1,518,699

68	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2004

Security	Principal	Value
FLOATING RATE NOTES – 1.83%
Bank of Nova Scotia
1.76%, 09/26/05[3]	$10,031	$10,027
Beta Finance Inc.
1.63%, 05/04/05[3,4]	24,074	24,071
1.69%, 10/12/04[3,4]	20,062	20,062
1.80%, 03/15/05[3,4]	20,062	20,069
1.89%, 09/23/05[3,4]	36,111	36,097
1.89%, 09/27/05[3,4]	32,098	32,086
2.04%, 10/27/05[3,4]	38,117	38,162
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[3]	60,185	60,166
CC USA Inc.
1.61%, 07/29/05[3,4]	40,123	40,113
1.63%, 05/04/05[3,4]	40,123	40,118
Den Danske Bank NY
1.68%, 08/12/05[3]	40,123	40,113
1.77%, 08/26/05[3]	40,123	40,112
Depfa Bank PLC
1.86%, 09/15/05[3]	40,123	40,123
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	33,302	33,294
Five Finance Inc.
1.79%, 04/29/05[3,4]	32,098	32,097
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	40,123	40,123
K2 USA LLC
1.61%, 07/25/05[3,4]	20,062	20,058
1.70%, 06/10/05[3,4]	40,123	40,120
1.70%, 09/12/05[3,4]	40,123	40,116
1.79%, 10/20/05[3,4]	40,123	40,125
Links Finance LLC
1.68%, 04/25/05[3]	40,123	40,138
1.71%, 04/15/05[3,4]	40,123	40,119
National City Bank (Ohio)
1.67%, 08/09/05[3]	40,123	40,113
1.73%, 06/10/05[3]	20,062	20,066
1.76%, 06/23/05[3]	40,123	40,114
Nationwide Building Society
1.96%, 10/28/05[3,4]	68,209	68,219
Norddeutsche Landesbank
1.59%, 07/27/05[3]	40,123	40,112
Northern Rock PLC
1.56%, 01/13/05[3,4]	38,117	38,117
Permanent Financing PLC
1.69%, 03/10/05[3]	40,123	40,123
1.70%, 12/10/04[3]	20,062	20,062
1.72%, 06/10/05[3]	18,055	18,056
Sigma Finance Inc.
1.52%, 10/07/04[3]	40,123	40,123
1.73%, 11/15/04[3]	40,123	40,123
1.75%, 08/17/05[3]	20,062	20,064
1.75%, 09/15/05[3]	50,154	50,158
Tango Finance Corp.
1.66%, 04/07/05[3,4]	14,725	14,724
1.66%, 05/17/05[3,4]	33,302	33,301
1.70%, 02/25/05[3,4]	22,469	22,467
1.72%, 01/18/05[3,4]	17,654	17,654
1.81%, 07/25/05[3,4]	40,123	40,120
WhistleJacket Capital LLC
1.72%, 07/15/05[3,4]	30,092	30,088
1.72%, 09/15/05[3]	30,092	30,087
1.84%, 06/15/05[3,4]	20,062	20,058
White Pine Finance LLC
1.55%, 07/11/05[3]	10,031	10,030
1.63%, 07/05/05[3]	20,062	20,058
1.68%, 05/20/05[3]	18,055	18,054
1.71%, 04/15/05[3,4]	30,092	30,089
1.72%, 11/15/04[3,4]	24,074	24,074
1.73%, 06/15/05[3,4]	16,450	16,450
1.80%, 03/29/05[3]	17,253	17,251
1.80%, 08/26/05[3,4]	20,062	20,058

		1,607,522

MEDIUM-TERM NOTES – 0.14%
CC USA Inc.
1.29%, 04/15/05[3,4]	40,123	40,121
1.51%, 02/15/05[3,4]	26,080	26,095
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	30,092	30,092
K2 USA LLC
1.46%, 01/12/05[3,4]	20,062	20,061
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	10,031	10,030

		126,399

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 1.47%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	160,492	$160,492
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	640,890	640,890
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	441,354	441,354
BlackRock Temp Cash Money Market Fund[3]	16,637	16,637
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	26,956	26,956

		1,286,329

REPURCHASE AGREEMENTS – 0.88%
Banc of America Securities LLC
1.90%, 10/01/04[3,6]	$120,369	120,369
Bank of America N.A.
1.90%, 10/01/04[3,6]	280,862	280,862
Goldman Sachs & Co.
1.90%, 10/01/04[3,6]	260,800	260,800
Lehman Brothers Inc.
1.90%, 10/01/04[3,6]	104,320	104,320

		766,351

TIME DEPOSITS – 0.94%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	40,123	40,123
1.33%, 02/10/05[3]	20,062	20,060
1.39%, 02/02/05[3]	20,062	20,061
1.39%, 04/08/05[3]	28,086	28,082
1.40%, 10/25/04[3]	40,123	40,123
Bank of New York
1.39%, 11/01/04[3]	40,123	40,123
1.60%, 12/03/04[3]	10,031	10,030
Bank of Nova Scotia
1.13%, 10/06/04[3]	40,123	40,123
1.24%, 10/07/04[3]	30,092	30,092
1.42%, 10/29/04[3]	30,092	30,093
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	30,092	30,092
1.38%, 11/22/04[3]	10,031	10,031
1.40%, 10/29/04[3]	40,123	40,123

Security	Principal	Value
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	$25,679	$25,678
National City Bank (Ohio)
1.25%, 01/06/05[3]	40,123	40,124
Nordea Bank PLC
2.11%, 06/07/05[3]	40,123	40,118
SunTrust Bank
1.88%, 10/01/04[3]	160,492	160,492
Toronto-Dominion Bank
1.22%, 03/23/05[3]	70,215	70,210
1.34%, 02/10/05[3]	16,049	16,048
1.41%, 11/01/04[3]	30,092	30,092
1.77%, 05/10/05[3]	20,062	20,060
1.78%, 10/29/04[3]	20,062	20,062
1.90%, 05/11/05[3]	20,062	20,060

		822,100

U.S. GOVERNMENT AGENCY NOTES – 0.17%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	28,086	28,134
1.80%, 01/18/05[3]	18,657	18,556
1.80%, 01/19/05[3]	20,062	19,951
2.06%, 05/31/05[3]	20,003	19,726
Federal National Mortgage Association
2.33%, 07/22/05[3]	60,185	59,042
		145,409
TOTAL SHORT-TERM INVESTMENTS (Cost: $6,272,809)		6,272,809

TOTAL INVESTMENTS IN SECURITIES – 106.73% (Cost: $93,036,997)		93,536,725

Other Assets, Less Liabilities – (6.73%)		(5,896,247)

NET ASSETS – 100.00%		$87,640,478

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

70	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Cyclical	$24,146,521	27.56%
Industrial	17,789,909	20.29
Financial	13,498,095	15.41
Consumer Non-Cyclical	9,746,823	11.13
Basic Materials	5,802,935	6.61
Communications	5,702,129	6.50
Technology	5,336,107	6.09
Utilities	4,590,905	5.24
Energy	650,492	0.74
Short-Term and Other Net Assets	376,562	0.43

TOTAL	$87,640,478	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS – 100.01%

BIOTECHNOLOGY – 50.50%
AEterna Zentaris Inc.[1]	176,214	$1,011,468
Affymetrix Inc.[1,2]	356,404	10,945,167
Alexion Pharmaceuticals Inc.[1,2]	302,955	5,453,190
Amgen Inc.[1]	3,421,900	193,953,292
ARIAD Pharmaceuticals Inc.[1]	549,268	3,674,603
ArQule Inc.[1]	250,688	1,158,179
Avigen Inc.[1]	315,763	1,177,796
Biogen Idec Inc.[1]	1,123,167	68,704,125
Celgene Corp.[1,2]	324,024	18,867,918
Cell Genesys Inc.[1,2]	640,423	5,744,594
Chiron Corp.[1]	554,441	24,506,292
Ciphergen Biosystems Inc.[1,2]	159,210	620,919
CuraGen Corp.[1,2]	63,180	347,490
deCODE genetics Inc.[1,2]	565,903	4,261,250
Digene Corp.[1,2]	260,900	6,772,964
Diversa Corp.[1]	601,765	5,024,738
Encysive Pharmaceuticals Inc.[1]	502,972	4,541,837
Enzon Pharmaceuticals Inc.[1]	601,429	9,592,793
Exelixis Inc.[1]	958,796	7,727,896
Genzyme Corp.[1]	678,182	36,899,883
Geron Corp.[1,2]	462,466	2,770,171
Human Genome Sciences Inc.[1]	687,043	7,495,639
ICOS Corp.[1,2]	247,051	5,963,811
ID Biomedical Corp.[1,2]	653,168	8,504,247
Illumina Inc.[1]	195,166	1,153,431
Immunogen Inc.[1]	460,835	2,327,217
Immunomedics Inc.[1,2]	693,267	1,802,494
Incyte Corp.[1,2]	818,534	7,882,482
InterMune Inc.[1,2]	440,030	5,187,954
Invitrogen Corp.[1]	210,514	11,576,165
Keryx Biopharmaceuticals Inc.[1]	335,162	3,750,463
Lexicon Genetics Inc.[1,2]	323,665	2,132,952
LifeCell Corp.[1]	149,638	1,496,380
Martek Biosciences Corp.[1,2]	197,392	9,601,147
Maxim Pharmaceuticals Inc.[1,2]	190,780	509,383
MedImmune Inc.[1]	719,394	17,049,638
Millennium Pharmaceuticals Inc.[1]	1,009,000	13,833,390
Myogen Inc.[1]	126,176	1,022,026
Myriad Genetics Inc.[1,2]	385,350	6,589,485
Nektar Therapeutics[1]	804,959	11,655,806
Neurochem Inc.1 2	296,633	5,090,222
Novavax Inc.[1,2]	449,609	1,402,780
Orchid Biosciences Inc.[1,2]	184,279	1,479,760
Praecis Pharmaceuticals Inc.[1]	807,396	1,776,271
Protein Design Labs Inc.[1,2]	693,859	13,585,759
Qiagen NV1,2	867,013	9,927,299
Regeneron Pharmaceuticals Inc.[1,2]	651,758	5,657,259
Seattle Genetics Inc.[1]	207,917	1,366,015
Serologicals Corp.[1,2]	123,202	2,874,303
SuperGen Inc.[1,2]	279,552	1,727,631
Telik Inc.[1]	488,070	10,883,961
Transkaryotic Therapies Inc.[1,2]	487,151	8,637,187
Vertex Pharmaceuticals Inc.[1,2]	688,603	7,230,332
XOMA Ltd.[1,2]	1,353,864	3,140,964

		608,070,418

COMMERCIAL SERVICES – 1.29%
Albany Molecular Research Inc[1,2]	576,298	5,532,461
PAREXEL International Corp.[1]	403,169	7,902,112
SFBC International Inc.[1,2]	79,831	2,100,354

		15,534,927

HEALTH CARE-PRODUCTS – 2.85%
Biosite Inc.[1,2]	85,238	4,173,252
Bioveris Corp.[1]	31,448	195,292
EPIX Pharmaceuticals Inc.[1,2]	132,301	2,554,732
Gen-Probe Inc.[1]	275,467	10,982,869
IDEXX Laboratories Inc.[1]	169,584	8,604,692
Luminex Corp.[1]	408,858	2,915,158
TECHNE Corp.[1]	127,817	4,880,053

		34,306,048

PHARMACEUTICALS – 45.37%
aaiPharma Inc.[1,2]	420,836	652,296
Abgenix Inc.[1]	710,494	7,005,471
Able Laboratories Inc.[1,2]	19,500	373,620
Accelrys Inc.[1,2]	354,558	2,311,718
Adolor Corp.[1]	334,348	3,761,415
Alkermes Inc.[1,2]	783,923	9,046,471
American Pharmaceutical Partners Inc.[1,2]	355,351	9,797,027
Amylin Pharmaceuticals Inc.[1,2]	429,557	8,814,510
Angiotech Pharmaceuticals Inc.[1,2]	390,451	7,914,442

72	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2004

Security	Shares	Value
Antigenics Inc.[1,2]	603,375	$3,638,351
Array BioPharma Inc.[1]	25,742	179,937
AtheroGenics Inc.[1,2]	424,841	13,998,511
Atrix Laboratories Inc.[1,2]	293,784	9,016,231
Axcan Pharma Inc.[1,2]	787,735	12,280,789
BioMarin Pharmaceutical Inc.[1]	936,422	4,860,030
Cell Therapeutics Inc.[1,2]	470,495	3,227,596
Cephalon Inc.[1,2]	236,477	11,327,248
Connetics Corp.[1,2]	318,946	8,617,921
Corixa Corp.1.2	711,322	2,959,100
Cubist Pharmaceuticals Inc.[1,2]	570,817	5,639,672
CV Therapeutics Inc.[1,2]	369,051	4,613,138
Cypress Bioscience Inc.[1]	240,138	2,802,410
Dendreon Corp.[1,2]	457,247	3,845,447
Depomed Inc.[1,2]	211,279	1,102,876
DOV Pharmaceutical Inc.[1]	122,200	2,094,508
Dyax Corp.[1,2]	296,531	2,265,497
Endo Pharmaceuticals Holdings Inc.[1]	587,126	10,779,633
Eon Labs Inc.[1,2]	477,000	10,350,900
First Horizon Pharmaceutical Corp.[1,2]	357,165	7,146,872
Flamel Technologies SA ADR[1,2]	201,727	2,959,335
Genta Inc.[1,2]	1,021,066	2,746,668
Gilead Sciences Inc.[1]	1,177,452	44,013,156
Guilford Pharmaceuticals Inc.[1,2]	143,929	719,645
Hollis-Eden Pharmaceuticals[1,2]	153,125	1,649,156
ILEX Oncology Inc.[1]	156,576	3,941,018
ImClone Systems Inc.[1,2]	310,376	16,403,372
Impax Laboratories Inc.[1,2]	715,137	10,984,504
Indevus Pharmaceuticals Inc.[1,2]	367,792	2,607,645
Inspire Pharmaceuticals Inc.[1]	401,245	6,311,584
Introgen Therapeutics Inc.[1,2]	193,403	1,214,571
Isis Pharmaceuticals Inc.[1,2]	748,219	3,666,273
Kos Pharmaceuticals Inc.[1,2]	180,527	6,428,566
Ligand Pharmaceuticals Inc. Class B1,2	718,261	7,196,975
Medarex Inc.[1,2]	1,120,204	8,267,106
Medicines Co. (The)[1]	336,851	8,131,583
MGI Pharma Inc.[1,2]	562,809	15,021,372
Nabi Biopharmaceuticals[1,2]	576,983	7,720,033
NeoPharm Inc.[1,2]	311,204	2,663,906
Neurocrine Biosciences Inc.[1,2]	197,592	9,318,439

Security	Shares or Principal	Value
Northfield Laboratories Inc.[1,2]	67,160	$897,929
Noven Pharmaceuticals Inc.[1]	106,019	2,209,436
NPS Pharmaceuticals Inc.[1,2]	354,898	7,729,678
Nuvelo Inc.[1]	216,412	2,138,151
Onyx Pharmaceuticals Inc.[1,2]	427,843	18,401,527
OSI Pharmaceuticals Inc.[1,2]	339,933	20,892,282
Pain Therapeutics Inc.[1,2]	177,492	1,276,167
Penwest Pharmaceuticals Co.[1,2]	16,960	191,478
Perrigo Co.	700,340	14,391,987
Pharmacopeia Drug Discovery[1]	171,392	839,821
Pharmacyclics Inc.[1]	163,265	1,683,262
Pharmion Corp.[1,2]	235,280	12,163,035
POZEN Inc.[1]	189,868	1,659,446
Priority Healthcare Corp. Class B1,2	432,726	8,719,429
QLT Inc.[1,2]	563,963	9,389,984
Salix Pharmaceuticals Ltd.[1,2]	404,085	8,695,909
SciClone Pharmaceuticals Inc.[1,2]	958,725	3,413,061
Sepracor Inc.[1,2]	341,352	16,651,151
Shire Pharmaceuticals Group PLC ADR	317,026	9,082,795
Tanox Inc.[1,2]	599,349	10,111,018
Taro Pharmaceutical Industries Ltd.[1,2]	151,909	3,551,632
Teva Pharmaceutical Industries Ltd. ADR[2]	1,257,694	32,637,159
Trimeris Inc.[1,2]	247,654	3,727,193
United Therapeutics Inc.[1,2]	358,577	12,525,095
Vicuron Pharmaceuticals Inc.[1]	370,226	5,434,918
Zymogenetics Inc.[1]	313,977	5,475,759

		546,277,846

TOTAL COMMON STOCKS (Cost: $1,371,463,775)		1,204,189,239

SHORT-TERM INVESTMENTS – 29.95%

COMMERCIAL PAPER – 7.29%
Alpine Securitization Corp.
1.77%, 10/18/04[3]	$2,042,249	2,040,542
1.88%, 10/01/04[3]	2,320,737	2,320,737

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2004

Security	Principal	Value
Amsterdam Funding Corp.
1.72%, 10/14/04[3]	$1,740,553	$1,739,472
1.73%, 10/18/04[3]	580,184	579,710
1.78%, 10/26/04[3]	1,044,332	1,043,041
1.78%, 10/27/04[3]	580,184	579,438
1.78%, 10/28/04[3]	1,740,553	1,738,229
Barton Capital Corp.
1.77%, 10/15/04[3]	1,392,442	1,391,484
1.78%, 10/18/04[3]	2,320,737	2,318,793
1.78%, 10/19/04[3]	1,740,553	1,739,004
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04[3]	1,160,369	1,159,703
CRC Funding LLC
1.78%, 11/09/04[3]	1,160,369	1,158,131
Delaware Funding Corp.
1.78%, 10/22/04[3]	580,184	579,582
1.78%, 10/26/04[3]	580,184	579,467
1.78%, 10/27/04[3]	1,187,173	1,185,648
Edison Asset Securitization
1.45%, 11/09/04[3]	2,320,737	2,317,092
1.59%, 12/02/04[3]	2,320,737	2,314,382
Eureka Securitization Inc.
1.79%, 11/01/04[3]	985,965	984,446
Falcon Asset Securitization Corp.
1.72%, 10/14/04[3]	1,740,553	1,739,472
1.78%, 10/22/04[3]	580,184	579,582
1.78%, 10/26/04[3]	928,295	927,147
Ford Credit Auto Receivables
1.85%, 01/14/05[3]	1,160,369	1,154,107
GIRO Funding US Corp.
1.55%, 10/15/04[3]	1,521,824	1,520,906
1.78%, 10/27/04[3]	1,083,645	1,082,253
Grampian Funding LLC
1.26%, 10/22/04[3]	2,320,737	2,319,038
1.44%, 10/27/04[3]	2,320,737	2,318,324
1.59%, 11/30/04[3]	1,160,369	1,157,294
1.78%, 10/18/04[3]	2,320,737	2,318,787
Jupiter Securitization Corp.
1.72%, 10/15/04[3]	2,900,922	2,898,982
1.78%, 10/27/04[3]	1,160,369	1,158,877
Liberty Street Funding Corp.
1.79%, 10/20/04[3]	1,742,595	1,740,949
Nationwide Building Society
1.63%, 12/09/04[3]	1,926,212	1,920,194
Park Avenue Receivables Corp.
1.78%, 10/25/04[3]	1,160,369	1,158,992
1.78%, 10/28/04[3]	1,415,650	1,413,760
Preferred Receivables Funding Corp.
1.72%, 10/14/04[3]	4,641,475	4,638,592
1.77%, 10/06/04[3]	2,320,737	2,320,167
1.78%, 10/15/04[3]	1,160,369	1,159,565
1.78%, 10/19/04[3]	580,184	579,668
1.80%, 10/28/04[3]	1,745,496	1,743,140
Prudential Funding LLC
1.60%, 12/01/04[3]	1,160,369	1,157,223
Ranger Funding Co. LLC
1.76%, 10/01/04[3]	2,320,737	2,320,737
Scaldis Capital LLC
1.73%, 10/15/04[3]	1,160,369	1,159,588
Sydney Capital Corp.
1.25%, 10/22/04[3]	772,341	771,778
1.74%, 10/12/04[3]	4,004,896	4,002,767
UBS Finance (Delaware)
1.11%, 12/17/04[3]	3,481,106	3,472,841
1.88%, 10/01/04[3]	12,764,055	12,764,055
WhistleJacket Capital LLC
1.26%, 10/20/04[3]	574,847	574,464

		87,842,150

FLOATING RATE NOTES – 7.72%
Bank of Nova Scotia
1.76%, 09/26/05[3]	580,184	579,931
Beta Finance Inc.
1.63%, 05/04/05[3,4]	1,392,442	1,392,278
1.69%, 10/12/04[3,4]	1,160,369	1,160,366
1.80%, 03/15/05[3,4]	1,160,369	1,160,793
1.89%, 09/23/05[3,4]	2,088,664	2,087,846
1.89%, 09/27/05[3,4]	1,856,590	1,855,855
2.04%, 10/27/05[3,4]	2,204,700	2,207,295
Canadian Imperial Bank of Commerce
1.68%, 09/13/05[3]	3,481,106	3,480,026
CC USA Inc.
1.61%, 07/29/05[3,4]	2,320,737	2,320,162
1.63%, 05/04/05[3,4]	2,320,737	2,320,464

74	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2004

Security	Principal	Value
Den Danske Bank NY
1.68%, 08/12/05[3]	$2,320,737	$2,320,136
1.77%, 08/26/05[3]	2,320,737	2,320,110
Depfa Bank PLC
1.86%, 09/15/05[3]	2,320,737	2,320,737
Dorada Finance Inc.
1.61%, 07/29/05[3,4]	1,926,212	1,925,734
Five Finance Inc.
1.79%, 04/29/05[3,4]	1,856,590	1,856,483
HBOS Treasury Services PLC
1.96%, 04/22/05[3]	2,320,737	2,320,737
K2 USA LLC
1.61%, 07/25/05[3,4]	1,160,369	1,160,180
1.70%, 06/10/05[3,4]	2,320,737	2,320,541
1.70%, 09/12/05[3,4]	2,320,737	2,320,300
1.79%, 10/20/05[3,4]	2,320,737	2,320,821
Links Finance LLC
1.68%, 04/25/05[3]	2,320,737	2,321,593
1.71%, 04/15/05[3,4]	2,320,737	2,320,488
National City Bank (Ohio)
1.67%, 08/09/05[3]	2,320,737	2,320,142
1.73%, 06/10/05[3]	1,160,369	1,160,620
1.76%, 06/23/05[3]	2,320,737	2,320,232
Nationwide Building Society
1.96%, 10/28/05[3,4]	3,945,253	3,945,805
Norddeutsche Landesbank
1.59%, 07/27/05[3]	2,320,737	2,320,068
Northern Rock PLC
1.56%, 01/13/05[3,4]	2,204,700	2,204,700
Permanent Financing PLC
1.69%, 03/10/05[3]	2,320,737	2,320,737
1.70%, 12/10/04[3]	1,160,369	1,160,369
1.72%, 06/10/05[3]	1,044,332	1,044,332
Sigma Finance Inc.
1.52%, 10/07/04[3]	2,320,737	2,320,730
1.73%, 11/15/04[3]	2,320,737	2,320,715
1.75%, 08/17/05[3]	1,160,369	1,160,458
1.75%, 09/15/05[3]	2,900,922	2,901,176
Tango Finance Corp.
1.66%, 04/07/05[3,4]	851,711	851,667
1.66%, 05/17/05[3,4]	1,926,212	1,926,152

Security	Shares or Principal	Value
1.70%, 02/25/05[3,4]	$1,299,613	$1,299,509
1.72%, 01/18/05[3,4]	1,021,124	1,021,094
1.81%, 07/25/05[3,4]	2,320,737	2,320,548
WhistleJacket Capital LLC
1.72%, 07/15/05[3,4]	1,740,553	1,740,275
1.72%, 09/15/05[3]	1,740,553	1,740,220
1.84%, 06/15/05[3,4]	1,160,369	1,160,182
White Pine Finance LLC
1.55%, 07/11/05[3]	580,184	580,134
1.63%, 07/05/05[3]	1,160,369	1,160,176
1.68%, 05/20/05[3]	1,044,332	1,044,266
1.71%, 04/15/05[3,4]	1,740,553	1,740,366
1.72%, 11/15/04[3,4]	1,392,442	1,392,442
1.73%, 06/15/05[3,4]	951,502	951,503
1.80%, 03/29/05[3]	997,917	997,807
1.80%, 08/26/05[3,4]	1,160,369	1,160,159

		92,979,460

MEDIUM-TERM NOTES – 0.61%
CC USA Inc.
1.29%, 04/15/05[3,4]	2,320,737	2,320,613
1.51%, 02/15/05[3,4]	1,508,479	1,509,359
Dorada Finance Inc.
1.48%, 01/18/05[3,4]	1,740,553	1,740,527
K2 USA LLC
1.46%, 01/12/05[3,4]	1,160,369	1,160,337
WhistleJacket Capital LLC
1.32%, 02/04/05[3,4]	580,184	580,133

		7,310,969

MONEY MARKET FUNDS – 6.00%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,5]	9,282,950	9,282,950
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,5]	34,877,244	34,877,244
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,5]	25,528,111	25,528,111
BlackRock Temp Cash Money Market Fund[3]	962,312	962,312

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2004

Security	Shares or Principal	Value
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares[3]	1,559,160	$1,559,160

		72,209,777

REPURCHASE AGREEMENTS – 3.68%
Banc of America Securities LLC
1.90%, 10/01/04(3),[6]	$6,962,212	6,962,212
Bank of America N.A.
1.90%, 10/01/04[3,6]	16,245,161	16,245,161
Goldman Sachs & Co.
1.90%, 10/01/04[3,6]	15,084,793	15,084,793
Lehman Brothers Inc.
1.90%, 10/01/04[3,6]	6,033,917	6,033,917

		44,326,083

TIME DEPOSITS – 3.95%
Abbey National Treasury Services PLC
1.25%, 01/06/05[3]	2,320,737	2,320,737
1.33%, 02/10/05[3]	1,160,369	1,160,306
1.39%, 02/02/05[3]	1,160,369	1,160,310
1.39%, 04/08/05[3]	1,624,516	1,624,391
1.40%, 10/25/04[3]	2,320,737	2,320,714
Bank of New York
1.39%, 11/01/04[3]	2,320,737	2,320,718
1.60%, 12/03/04[3]	580,184	580,134
Bank of Nova Scotia
1.13%, 10/06/04[3]	2,320,737	2,320,737
1.24%, 10/07/04[3]	1,740,553	1,740,550
1.42%, 10/29/04[3]	1,740,553	1,740,564
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	1,740,553	1,740,549
1.38%, 11/22/04[3]	580,184	580,191
1.40%, 10/29/04[3]	2,320,737	2,320,733
HBOS Treasury Services PLC
1.24%, 04/01/05[3]	1,485,272	1,485,198
National City Bank (Ohio)
1.25%, 01/06/05[3]	2,320,737	2,320,768
Nordea Bank PLC
2.11%, 06/07/05[3]	2,320,737	2,320,423
SunTrust Bank
1.88%, 10/01/04[3]	9,282,949	9,282,950

Security	Principal	Value
Toronto-Dominion Bank
1.22%, 03/23/05[3]	$4,061,290	$4,060,953
1.34%, 02/10/05[3]	928,295	928,245
1.41%, 11/0/43	1,740,553	1,740,538
1.77%, 05/10/05[3]	1,160,369	1,160,299
1.78%, 10/29/04[3]	1,160,369	1,160,369
1.90%, 05/11/05[3]	1,160,369	1,160,298

		47,550,675

U.S. GOVERNMENT AGENCY NOTES – 0.70%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05[3]	1,624,516	1,627,309
1.80%, 01/18/05[3]	1,079,143	1,073,262
1.80%, 01/19/05[3]	1,160,369	1,153,987
2.06%, 05/31/05[3]	1,156,957	1,140,936
Federal National Mortgage Association
2.33%, 07/22/05[3]	3,481,106	3,415,008

		8,410,502

TOTAL SHORT-TERM INVESTMENTS (Cost: $360,629,616)		360,629,616

TOTAL INVESTMENTS IN SECURITIES – 129.96% (Cost: $1,732,093,391)		1,564,818,855
Other Assets, Less Liabilities – (29.96%)		(360,721,271)

NET ASSETS – 100.00%		$1,204,097,584

ADR-American Depositary Receipts

[1]	Non-income earning security.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

76	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2004

INDUSTRY DIVERSIFICATION

Industry	Value	% of Net assets
Biotechnology	$608,070,418	50.50%
Pharmaceuticals	546,277,846	45.37
Health Care-Products	34,306,048	2.85
Commercial Services	15,534,927	1.29
Short-Term and Other Net Assets	(91,655)	(0.01)

TOTAL	$1,204,097,584	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2004

	iShares S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$767,162,011	$205,624,700	$218,060,651	$31,256,895	$155,201,918	$28,825,772

Affiliated issuers[a]	$9,577,849	$5,624,861	$4,149,751	$915,796	$2,330,667	$414,127

Foreign currency, at cost	$—	$314,445	$307,756	$29,863	$200,315	$8,225

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$718,102,186	$204,328,478	$239,402,303	$34,180,986	$150,625,266	$26,709,086
Affiliated issuers[a]	9,577,849	5,950,339	4,149,751	981,559	2,330,667	414,127
Foreign currency, at value	—	318,245	313,220	30,241	201,858	8,513
Receivables:
Investment securities sold	342,461	1,085,851	714,284	—	2,863,587	—
Dividends and interest	996,905	370,972	209,531	79,113	219,824	14,457
Capital shares sold	5,850	—	—	—	—	—

Total Assets	729,025,251	212,053,885	244,789,089	35,271,899	156,241,202	27,146,183

LIABILITIES
Payables:
Investment securities purchased	—	1,085,894	862,797	—	2,863,649	—
Collateral for securities on loan (Note 5)	36,353,579	21,537,375	20,350,118	2,460,504	11,616,325	1,952,838
Capital shares redeemed	384,778	—	—	—	—	—
Distribution to shareholders	2,544,898	—	—	—	—	—
Investment advisory fees (Note 2)	213,977	125,563	271,487	32,660	156,135	26,851

Total Liabilities	39,497,232	22,748,832	21,484,402	2,493,164	14,636,109	1,979,689

NET ASSETS	$689,528,019	$189,305,053	$223,304,687	$32,778,735	$141,605,093	$25,166,494

Net assets consist of:
Paid-in capital	$745,826,195	$193,661,728	$184,014,542	$29,621,514	$144,741,552	$27,776,139
Undistributed net investment income (accumulated net investment loss)	198,169	2,505,333	3,226,800	515,681	1,135,604	(15,373)
Undistributed net realized gain (accumulated net realized loss)	(7,436,520)	(5,897,654)	14,717,490	(349,099)	301,731	(477,949)
Net unrealized Appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(49,059,825)	(964,354)	21,345,855	2,990,639	(4,573,794)	(2,116,323)

NET ASSETS	$689,528,019	$189,305,053	$223,304,687	$32,778,735	$141,605,093	$25,166,494

Shares outstanding	12,850,000	3,350,000	3,200,000	550,000	3,050,000	550,000

Net asset value per share	$53.66	$56.51	$69.78	$59.60	$46.43	$45.76

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $35,153,603, $20,647,914, $19,560,218, $2,345,127, $11,187,551 and $1,895,470, respectively. See Note 5.

See notes to financial statements.

78	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2004

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$22,895,788	$925,898,226	$92,647,387	$91,794,261	$1,662,405,086

Affiliated issuers[a]	$377,020	$40,431,422	$116,041	$1,242,736	$69,688,305

Foreign currency, at cost	$21,151	$1,182,130	$157,942	$59,751	$—

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$22,212,092	$970,224,536	$105,305,855	$92,293,989	$1,495,130,550
Affiliated issuers[a]	377,020	41,975,082	116,041	1,242,736	69,688,305
Foreign currency, at value	21,367	1,193,764	158,371	59,760	—
Cash	5,000	—	—	—	—
Receivables:
Investment securities sold	—	6,203,220	—	—	625,565
Dividends and interest	32,276	1,952,720	489,479	348,958	75,606
Capital shares redeemed	—	—	—	—	9,615

Total Assets	22,647,755	1,021,549,322	106,069,746	93,945,443	1,565,529,641

LIABILITIES
Payables:
Investment securities purchased	—	6,134,438	—	—	—
Collateral for securities on loan (Note 5)	1,894,758	162,689,143	—	6,233,144	360,527,525
Investment advisory fees (Note 2)	22,100	809,127	69,177	71,821	904,532

Total Liabilities	1,916,858	169,632,708	69,177	6,304,965	361,432,057

NET ASSETS	$20,730,897	$851,916,614	$106,000,569	$87,640,478	$1,204,097,584

Net assets consist of:
Paid-in capital	$22,008,400	$812,614,632	$87,648,381	$87,313,311	$1,404,483,305
Undistributed net investment income (accumulated net investment loss)	308,446	15,778,073	1,729,590	385,234	(2,341,108)
Undistributed net realized gain (accumulated net realized loss)	(903,068)	(22,377,386)	3,963,681	(560,790)	(30,770,077)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(682,881)	45,901,295	12,658,917	502,723	(167,274,536)

NET ASSETS	$20,730,897	$851,916,614	$106,000,569	$87,640,478	$1,204,097,584

Shares outstanding	450,000	12,850,000	1,600,000	1,050,000	17,200,000

Net asset value per share	$46.07	$66.30	$66.25	$83.47	$70.01

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $1,821,738, $154,654,621, $-, $5,927,001 and $347,764,360, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2004

	iShares S&P
	100 Index Fund	Global 100 Index Fund	Global Energy Sector Index Fund	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends [a]	$4,924,487	$2,221,605[b]	$3,617,506	$440,653[b]	$1,182,894	$68,637
Interest [b]	2,291	1,127	1,666	195	949	119
Securities lending income [b]	14,394	36,661	62,610	6,999	16,159	1,851

Total investment income	4,941,172	2,259,393	3,681,782	447,847	1,200,002	70,607

EXPENSES (Note 2)
Investment advisory fees	514,389	373,846	726,935	96,164	476,988	85,534
Stock dividend taxes	—	—	—	847	—	1,074

Total expenses	514,389	373,846	726,935	97,011	476,988	86,608

Net investment income (loss)	4,426,783	1,885,547	2,954,847	350,836	723,014	(16,001)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(5,954,868)	(664,038)[c]	(36,173)	3,281	(318,889)	(7,002)
In-kind redemptions	10,382,514	—	15,025,959	—	1,495,788	—
Foreign currency transactions	—	(14,963)	16,747	219	(21,155)	(744)

Net realized gain (loss)	4,427,646	(679,001)	15,006,533	3,500	1,155,744	(7,746)

Net change in unrealized appreciation (depreciation) on:
Investments	(17,979,787)	(3,761,451)	12,903,218	(716,976)	(3,440,941)	(2,854,032)
Translation of assets and liabilities in foreign currencies	—	6,083	3,338	(269)	5,054	(327)

Net change in unrealized appreciation (depreciation)	(17,979,787)	(3,755,368)	12,906,556	(717,245)	(3,435,887)	(2,854,359)

Net realized and unrealized gain (loss)	(13,552,141)	(4,434,369)	27,913,089	(713,745)	(2,280,143)	(2,862,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,125,358)	$(2,548,822)	$30,867,936	$(362,909)	$(1,557,129)	$(2,878,106)

[a]	Net of foreign withholding tax of $-, $63,593, $172,689, $13,032, $24,932 and $4,795, respectively.
[b]	Includes income earned from affiliated issuers. The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes realized gain (loss) on sales of investments in affiliated issuers. The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

See notes to financial statements.

80	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended September 30, 2004

	iShares S&P				iShares Nasdaq
	Global Telecommunications Sector Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund	Biotechnology Index Fund
NET INVESTMENT INCOME
Dividends[a]	$322,860	$14,328,150[b]	$1,510,385	$391,915	$148,675
Interest[b]	84	2,713	812	356	1,629
Securities lending income[b]	3,226	411,480	—	3,458	341,232

Total investment income	326,170	14,742,343	1,511,197	395,729	491,536

EXPENSES (Note 2)
Investment advisory fees	65,970	2,367,434	194,315	200,374	2,832,644
Foreign taxes	—	17,926	—	—	—
Stock dividend taxes	—	24,042	—	—	—

Total expenses	65,970	2,409,402	194,315	200,374	2,832,644

Net investment income (loss)	260,200	12,332,941	1,316,882	195,355	(2,341,108)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(40,350)	1,829,001	(23,898)	(167,219)	(15,765,595)
In-kind redemptions	—	—	4,720,445	—	93,322,803
Foreign currency transactions	(875)	(13,291)	(4,702)	(8,411)	—

Net realized gain (loss)	(41,225)	1,815,710	4,691,845	(175,630)	77,557,208

Net change in unrealized appreciation (depreciation) on:
Investments	(235,147)	10,729,172	(2,058,255)	(9,475,463)	(218,900,244)
Translation of assets and liabilities in foreign currencies	369	1,693	5,177	(3,123)	—

Net change in unrealized appreciation (depreciation)	(234,778)	10,730,865	(2,053,078)	(9,478,586)	(218,900,244)

Net realized and unrealized gain (loss)	(276,003)	12,546,575	2,638,767	(9,654,216)	(141,343,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,803)	$24,879,516	$3,955,649	$(9,458,861)	$(143,684,144)

[a]	Net of foreign withholding tax of $11,199, $544,090, $149,167, $28,899 and $18,128, respectively.
[b]	Includes income earned from affiliated issuers. The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P Global 100 Index Fund		iShares S&P Global Energy Sector Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,426,783	$6,794,182	$1,885,547	$1,682,049	$2,954,847	$713,253
Net realized gain (loss)	4,427,646	49,564,901	(679,001)	(2,513,073)	15,006,533	(182,215)
Net change in unrealized appreciation (depreciation)	(17,979,787)	39,053,099	(3,755,368)	28,007,629	12,906,556	9,967,128

Net increase (decrease) in net assets resulting from Operations	(9,125,358)	95,412,182	(2,548,822)	27,176,605	30,867,936	10,498,166

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,344,294)	(6,901,272)	—	(1,389,330)	—	(495,031)

Total distributions to shareholders	(4,344,294)	(6,901,272)	—	(1,389,330)	—	(495,031)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	550,650,259	451,708,044	23,118,041	77,805,447	190,396,017	62,310,886
Cost of shares redeemed	(239,873,321)	(447,209,011)	—	—	(88,059,661)	—

Net increase in net assets from capital share transactions	310,776,938	4,499,033	23,118,041	77,805,447	102,336,356	62,310,886

INCREASE IN NET ASSETS	297,307,286	93,009,943	20,569,219	103,592,722	133,204,292	72,314,021

NET ASSETS:
Beginning of period	392,220,733	299,210,790	168,735,834	65,143,112	90,100,395	17,786,374

End of period	$689,528,019	$392,220,733	$189,305,053	$168,735,834	$223,304,687	$90,100,395

Undistributed net investment income included in net assets at end of period	$198,169	$115,680	$2,505,333	$619,786	$3,226,800	$271,953

SHARES ISSUED AND REDEEMED:
Shares sold	10,150,000	8,550,000	400,000	1,400,000	3,050,000	1,100,000
Shares redeemed	(4,400,000)	(8,400,000)	—	—	(1,350,000)	—

Net increase in shares outstanding	5,750,000	150,000	400,000	1,400,000	1,700,000	1,100,000

See notes to financial statements.

82	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$350,836	$452,683	$723,014	$622,896	$(16,001)	$(22,207)
Net realized gain (loss)	3,500	1,447,248	1,155,744	(585,703)	(7,746)	(302,075)
Net change in unrealized appreciation (depreciation)	(717,245)	6,256,355	(3,435,887)	2,402,717	(2,854,359)	4,412,716

Net increase (decrease) in net assets resulting from operations	(362,909)	8,156,286	(1,557,129)	2,439,910	(2,878,106)	4,088,434

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(393,331)	—	(302,106)	—	—

Total distributions to shareholders	—	(393,331)	—	(302,106)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,012,548	11,925,413	21,599,300	102,644,475	—	17,264,306
Cost of shares redeemed	—	(5,552,978)	(9,093,033)	—	—	—

Net increase in net assets from capital share transactions	3,012,548	6,372,435	12,506,267	102,644,475	—	17,264,306

INCREASE (DECREASE) IN NET ASSETS	2,649,639	14,135,390	10,949,138	104,782,279	(2,878,106)	21,352,740

NET ASSETS:
Beginning of period	30,129,096	15,993,706	130,655,955	25,873,676	28,044,600	6,691,860

End of period	$32,778,735	$30,129,096	$141,605,093	$130,655,955	$25,166,494	$28,044,600

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$515,681	$164,845	$1,135,604	$412,590	$(15,373)	$628

SHARES ISSUED AND REDEEMED:
Shares sold	50,000	200,000	450,000	2,150,000	—	350,000
Shares redeemed	—	(100,000)	(200,000)	—	—	—

Net increase in shares outstanding	50,000	100,000	250,000	2,150,000	—	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For The six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$260,200	$232,257	$12,332,941	$11,915,389	$1,316,882	$1,063,796
Net realized gain (loss)	(41,225)	(73,962)	1,815,710	(8,841,012)	4,691,845	155,078
Net change in unrealized appreciation (depreciation)	(234,778)	3,991,336	10,730,865	201,066,830	(2,053,078)	16,846,206

Net increase (decrease) in net assets resulting from operations	(15,803)	4,149,631	24,879,516	204,141,207	3,955,649	18,065,080

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(226,000)	—	(10,888,610)	—	(715,130)

Total distributions to shareholders	—	(226,000)	—	(10,888,610)	—	(715,130)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	6,803,108	54,373,262	204,224,514	34,677,692	60,740,238
Cost of shares redeemed	—	—	—	—	(16,592,820)	(3,025,252)

Net increase in net assets from capital share transactions	—	6,803,108	54,373,262	204,224,514	18,084,872	57,714,986

INCREASE (DECREASE) IN NET ASSETS	(15,803)	10,726,739	79,252,778	397,477,111	22,040,521	75,064,936

NET ASSETS:
Beginning of period	20,746,700	10,019,961	772,663,836	375,186,725	83,960,048	8,895,112

End of period	$20,730,897	$20,746,700	$851,916,614	$772,663,836	$106,000,569	$83,960,048

Undistributed net investment income included in net assets at end of period	$308,446	$48,246	$15,778,073	$3,445,132	$1,729,590	$412,708

SHARES ISSUED AND REDEEMED:
Shares sold	—	150,000	850,000	3,250,000	550,000	1,150,000
Shares redeemed	—	—	—	—	(300,000)	(50,000)

Net increase in shares outstanding	—	150,000	850,000	3,250,000	250,000	1,100,000

See notes to financial statements.

84	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares Nasdaq Biotechnology Index Fund
	For the six months ended September 30, 2004 (unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$195,355	$239,232	$(2,341,108)	$(3,069,412)
Net realized gain (loss)	(175,630)	(71,219)	77,557,208	127,465,050
Net change in unrealized appreciation (depreciation)	(9,478,586)	13,039,128	(218,900,244)	148,140,089

Net increase (decrease) in net assets resulting from operations	(9,458,861)	13,207,141	(143,684,144)	272,535,727

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(71,560)	—	—

Total distributions to shareholders	—	(71,560)	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	40,357,252	35,025,389	1,212,634,164	951,318,316
Cost of shares redeemed	—	—	(901,825,452)	(720,812,825)

Net increase in net assets from capital share transactions	40,357,252	35,025,389	310,808,712	230,505,491

INCREASE IN NET ASSETS	30,898,391	48,160,970	167,124,568	503,041,218

NET ASSETS:
Beginning of period	56,742,087	8,581,117	1,036,973,016	533,931,798

End of period	$87,640,478	$56,742,087	$1,204,097,584	$1,036,973,016

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$385,234	$189,879	$(2,341,108)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	450,000	450,000	16,450,000	12,950,000
Shares redeemed	—	—	(12,650,000)	(10,000,000)

Net increase in shares outstanding	450,000	450,000	3,800,000	2,950,000

see notes to financial statements.

FINANCIAL STATEMENTS	85

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Oct. 23, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$55.24	$43.05	$57.85	$59.17	$73.44

Income from investment operations:
Net investment income	0.41	0.89	0.66	0.61	0.31
Net realized and unrealized gain (loss)	(1.58)	12.21	(14.79)	(1.34)	(14.28)

Total from investment operations	(1.17)	13.10	(14.13)	(0.73)	(13.97)

Less distributions from:
Net investment income	(0.41)	(0.91)	(0.67)	(0.59)	(0.30)

Total distributions	(0.41)	(0.91)	(0.67)	(0.59)	(0.30)

Net asset value, end of period	$53.66	$55.24	$43.05	$57.85	$59.17

Total Return	(2.12)%[b]	30.55%	(24.49)%	(1.23)%	(19.07)%[b]

Ratios/Supplemental Data:
Net assets, end of period (000s)	$689,528	$392,221	$299,211	$115,703	$88,762
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.72%	1.68%	1.63%	1.12%	1.03%
Portfolio turnover rate[d]	3%	5%	4%	13%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GLOBAL 100 INDEX FUND
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Dec. 5, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$57.20	$42.03	$57.08	$60.83	$72.50

Income from investment operations:
Net investment income	0.54	0.66	0.59	0.65	0.18
Net realized and unrealized gain (loss)	(1.23)	15.16	(15.09)	(3.87)	(11.73)

Total from investment operations	(0.69)	15.82	(14.50)	(3.22)	(11.55)

Less distributions from:
Net investment income	—	(0.65)	(0.55)	(0.53)	(0.12)

Total distributions	—	(0.65)	(0.55)	(0.53)	(0.12)

Net asset value, end of period	$56.51	$57.20	$42.03	$57.08	$60.83

Total return	(1.20)%[b]	37.68%	(25.46)%	(5.32)%	(15.94)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$189,305	$168,736	$65,143	$45,666	$103,407
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[c]	2.02%	1.63%	1.60%	1.08%	0.88%
Portfolio turnover rate[d]	2%	4%	5%	4%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$60.07	$44.47	$54.57	$49.64

Income from investment operations:
Net investment income	0.83	0.68	0.88	0.22
Net realized and unrealized gain (loss)	8.88	15.54	(10.07)	4.78

Total from investment operations	9.71	16.22	(9.19)	5.00

Less distributions from:
Net investment income	—	(0.62)	(0.91)	(0.07)

Total Distributions	—	(0.62)	(0.91)	(0.07)

Net asset value, end of period	$69.78	$60.07	$44.47	$54.57

Total return	16.16%[b]	36.55%	(16.91)%	10.10%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$223,305	$90,100	$17,786	$16,372
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average
net assets[c]	2.64%	1.92%	1.89%	1.17%
Portfolio turnover rate[d]	3%	4%	9%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$60.26	$39.98	$53.32	$51.00

Income from investment operations:
Net investment income	0.61	1.38	0.56	0.29
Net realized and unrealized gain (loss)	(1.27)	20.21	(13.33)	2.07

Total from investment operations	(0.66)	21.59	(12.77)	2.36

Less distributions from:
Net investment income	—	(1.31)	(0.57)	(0.04)

Total distributions	—	(1.31)	(0.57)	(0.04)

Net asset value, end of period	$59.60	$60.26	$39.98	$53.32

Total return	(1.09)%[b]	54.23%	(24.03)%	4.64%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,779	$30,129	$15,994	$10,663
Ratio of expenses to average net assets[c]	0.66%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.37%	2.14%	2.04%	1.44%
Portfolio turnover rate[d]	1%	8%	8%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 13, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$46.66	$39.81	$49.06	$49.53

Income from investment operations:
Net investment income	0.22	0.31	0.28	0.11
Net realized and unrealized gain (loss)	(0.45)	6.84	(9.28)	(0.57)

Total from investment operations	(0.23)	7.15	(9.00)	(0.46)

Less distributions from:
Net investment income	—	(0.30)	(0.25)	(0.01)

Total distributions	—	(0.30)	(0.25)	(0.01)

Net asset value, end of period	$46.43	$46.66	$39.81	$49.06

Total return	(0.49)%[b]	17.98%	(18.36)%	(0.92)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$141,605	$130,656	$25,874	$17,172
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	0.99%	1.25%	0.96%	0.62%
Portfolio turnover rate[d]	4%	6%	4%	1%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$50.99	$33.46	$51.91	$53.19

Income from investment operations:
Net investment loss	(0.03)	(0.04)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	(5.20)	17.57	(18.40)	(1.09)

Total from investment operations	(5.23)	17.53	(18.45)	(1.28)

Net asset value, end of period	$45.76	$50.99	$33.46	$51.91

Total return	(10.26)%[b]	52.39%	(35.54)%	(2.40)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,166	$28,045	$6,692	$7,786
Ratio of expenses to average net assets[c]	0.66%	0.65%	0.66%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes on stock dividends[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment loss to average net assets[c]	(0.12)%	(0.14)%	(0.16)%	(0.44)%
Portfolio turnover rate[d]	2%	5%	4%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Nov. 12, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$46.10	$33.40	$44.84	$50.68

Income from investment operations:
Net investment income	0.58	0.62	0.65	0.11
Net realized and unrealized gain (loss)	(0.61)	12.73	(11.45)	(5.93)

Total from investment operations	(0.03)	13.35	(10.80)	(5.82)

Less distributions from:
Net investment income	—	(0.65)	(0.64)	(0.02)

Total distributions	—	(0.65)	(0.64)	(0.02)

Net asset value, end of period	$46.07	$46.10	$33.40	$44.84

Total return	(0.07)%[b]	40.06%	(24.24)%	(11.50)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,731	$20,747	$10,020	$13,451
Ratio of expenses to average net assets[c]	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[c]	2.56%	1.54%	1.78%	0.61%
Portfolio turnover rate[d]	3%	7%	9%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 25, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$64.39	$42.88	$59.04	$63.13	$79.32

Income from investment operations:
Net investment income	0.94	1.13	1.18	0.83	0.38
Net realized and unrealized gain (loss)	0.97	21.49	(16.28)	(4.08)	(16.30)

Total from investment operations	1.91	22.62	(15.10)	(3.25)	(15.92)

Less distributions from:
Net investment income	—	(1.11)	(1.06)	(0.84)	(0.27)

Total distributions	—	(1.11)	(1.06)	(0.84)	(0.27)

Net asset value, end of period	$66.30	$64.39	$42.88	$59.04	$63.13

Total return	2.96%[b]	52.85%	(25.73)%	(5.16)%	(20.10)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$851,917	$772,664	$375,187	$569,757	$154,656
Ratio of expenses to average net assets[c]	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets exclusive of foreign taxes and taxes on stock dividends[c]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	3.13%	2.17%	2.11%	1.49%	1.12%
Portfolio turnover rate[d]	1%	5%	6%	4%	24%

a	Commencement of operations.
b	Not annualized.
c	Annualized for periods of less than one year.
d	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 25, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$62.19	$35.58	$52.49	$41.51

Income from investment operations:
Net investment income	0.78	0.77	0.89	0.61
Net realized and unrealized gain (loss)	3.28	26.58	(16.88)	10.64

Total from investment operations	4.06	27.35	(15.99)	11.25

Less distributions from:
Net investment income	—	(0.74)	(0.92)	(0.27)

Total distributions	—	(0.74)	(0.92)	(0.27)

Net asset value, end of period	$66.25	$62.19	$35.58	$52.49

Total return	6.53%[b]	77.07%	(30.54)%	27.16%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$106,001	$83,960	$8,895	$7,873
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	3.39%	2.61%	2.42%	2.94%
Portfolio turnover rate[d]	3%	13%	9%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Oct. 23, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$94.57	$57.21	$73.59	$77.39

Income from investment operations:
Net investment income	0.05	0.44	0.60	0.10
Net realized and unrealized gain (loss)	(11.15)	37.16	(16.28)	(3.90)

Total from investment operations	(11.10)	37.60	(15.68)	(3.80)

Less distributions from:
Net investment income	—	(0.24)	(0.70)	—

Total distributions	—	(0.24)	(0.70)	—

Net asset value, end of period	$83.47	$94.57	$57.21	$73.59

Total return	(11.74)%[b]	65.79%	(21.36)%	(4.91)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,640	$56,742	$8,581	$33,117
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[c]	0.49%	1.00%	0.26%	0.32%
Portfolio turnover rate[d]	2%	4%	4%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Feb. 5, 2001[a] to Mar. 31, 2001
Net asset value, beginning of period	$77.39	$51.09	$77.28	$76.81	$99.66

Income from investment operations:
Net investment loss	(0.14)	(0.23)	(0.17)	(0.17)	(0.05)
Net realized and unrealized gain (loss)	(7.24)	26.53	(26.02)	0.64	(22.80)

Total from investment operations	(7.38)	26.30	(26.19)	0.47	(22.85)

Net asset value, end of period	$70.01	$77.39	$51.09	$77.28	$76.81

Total return	(9.53)%[b]	51.48%	(33.89)%	0.61%	(22.93)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,204,098	$1,036,973	$533,932	$289,807	$99,847
Ratio of expenses to average net assets[c]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[c]	(0.41)%	(0.43)%	(0.43)%	(0.46)%	(0.50)%
Portfolio turnover rate[d]	6%	36%	48%	17%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

96	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2004, the Trust offered 72 investment portfolios or funds.

These financial statements relate only to the iShares S&P 100, iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150 and iShares Nasdaq Biotechnology Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The iShares S&P Global 100, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Europe 350, iShares S&P Latin America 40 and iShares S&P/TOPIX 150 Index Funds invest in the securities of non-U.S. issuers, that may trade in non-U.S. markets, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies generally are translated into U.S. dollars at the prevailing rates of exchange at the end of each U.S. business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Taiwan, Italy and Greece may levy taxes on stock dividends at rates of 20.0%, 27.0% and 3.0%, respectively, based on the par value of stock dividends received by the iShares S&P Global Technology Sector, iShares S&P Global Financials Sector and iShares S&P Europe 350 Index Funds. These taxes are paid by the Funds receiving the stock dividends and, if any, are disclosed in their respective Statements of Operations.

During the six months ended September 30, 2004, the iShares S&P Europe 350 Index Fund paid foreign taxes on certain taxable corporate events (i.e., spin-offs and tender offers) by Swedish companies whose securities are held by the Fund. The foreign taxes paid by the Fund are disclosed in its Statement of Operations.

98	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital And Other Losses	Total Distributable Earnings (Accumulated Losses)
S&P 100	$115,680	$(36,841,486)	$(6,102,718)	$(42,828,524)
S&P Global 100	619,786	133,916	(2,561,555)	(1,807,853)
S&P Global Energy Sector	271,953	8,394,627	(244,371)	8,422,209
S&P Global Financials Sector	177,211	3,638,933	(296,014)	3,520,130
S&P Global Healthcare Sector	412,590	(1,445,171)	(546,749)	(1,579,330)
S&P Global Technology Sector	—	708,389	(439,928)	268,461
S&P Global Telecommunications Sector	48,246	(558,714)	(751,232)	(1,261,700)
S&P Europe 350	3,907,489	23,835,349	(13,320,372)	14,422,466
S&P Latin America 40	412,708	14,323,405	(339,574)	14,396,539
S&P/TOPIX 150	189,879	9,925,971	(329,822)	9,786,028
Nasdaq Biotechnology	—	21,211,197	(77,912,774)	(56,701,577)

For the years ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2004.

NOTES TO THE FINANCIAL STATEMENTS	99

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
S&P 100	$—	$2,240,710	$3,096,882	$741,460	$6,079,052
S&P Global 100	—	329,587	1,022,865	1,200,075	2,552,527
S&P Global Energy Sector	—	—	37,853	113,031	150,884
S&P Global Financials Sector	—	—	148,034	105,686	253,720
S&P Global Healthcare Sector	—	—	147,652	235,701	383,353
S&P Global Technology Sector	—	—	114,472	244,568	359,040
S&P Global Telecommunications Sector	—	—	505,504	231,569	737,073
S&P Europe 350	3,295	904,300	2,116,359	8,843,656	11,867,610
S&P Latin America 40	—	—	29,834	187,237	217,071
S&P/TOPIX 150	—	—	276,198	17,138	293,336
Nasdaq Biotechnology	—	2,280,865	29,163,198	11,433,188	42,877,251

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

If the Funds own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies,” the Funds may elect to mark-to-market annually the shares of the passive foreign investment companies, and would be required to distribute to shareholders any such mark-to-market gains.

For the six months ended September 30, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2004 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$785,695,596	$451,822	$(58,457,383)	$(58,015,561)
S&P Global 100	213,910,597	10,063,175	(13,694,955)	(3,631,780)
S&P Global Energy Sector	222,304,703	21,247,351	—	21,247,351
S&P Global Financials Sector	32,240,858	3,726,028	(804,341)	2,921,687
S&P Global Healthcare Sector	157,795,156	6,303,613	(11,142,836)	(4,839,223)
S&P Global Technology Sector	29,270,174	1,693,714	(3,840,675)	(2,146,961)
S&P Global Telecommunications Sector	23,379,804	1,249,938	(2,040,628)	(790,692)
S&P Europe 350	977,530,512	88,908,649	(54,239,543)	34,669,106
S&P Latin America 40	93,038,885	13,217,087	(834,076)	12,383,011
S&P/TOPIX 150	93,120,111	4,419,087	(4,002,473)	416,614
Nasdaq Biotechnology	1,765,885,422	—	(201,066,567)	(201,066,567)

100	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2004, a portion of the Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P Global 100	0.40
S&P Global Energy Sector	0.65
S&P Global Financials Sector	0.65
S&P Global Healthcare Sector	0.65
S&P Global Technology Sector	0.65
S&P Global Telecommunications Sector	0.65
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
Nasdaq Biotechnology	0.50

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

NOTES TO THE FINANCIAL STATEMENTS	101

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$14,346
S&P Global 100	37,162
S&P Global Energy Sector	63,055
S&P Global Financials Sector	7,124
S&P Global Healthcare Sector	16,492
S&P Global Technology Sector	1,750
S&P Global Telecommunications Sector	3,380
S&P Europe 350	411,935
S&P/TOPIX 150	3,515
Nasdaq Biotechnology	341,547

SEI Investments Distribution Company (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2004, BGIS did not receive any brokerage commissions from the Funds.

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any portfolio transactions with the Funds during the six months ended September 30, 2004.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

102	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment of each Fund in shares of issuers, of which BGFA is an affiliate, for the six months ended September 30, 2004, including income earned from affiliated issuers and net realized losses from sales of affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Loss
S&P 100
IMMF	1,767	6,960	6,166	2,561	$2,561,164	$2,291	$—
S&P Global 100
Barclays PLC	166	22	6	182	1,748,436	30,458	(6,148)
IMMF	163	2,847	2,965	45	44,926	1,127	—
S&P Global Energy Sector
IMMF	83	4,417	4,278	222	221,930	1,666	—
S&P Global Financials Sector
Barclays PLC	44	4	—	48	463,553	7,341	—
IMMF	40	328	325	43	43,098	195	—
S&P Global Healthcare Sector
IMMF	100	2,511	2,522	89	88,574	949	—
S&P Global Technology Sector
IMMF	30	96	89	37	37,205	119	—
S&P Global Telecommunications Sector
IMMF	16	195	200	11	11,319	84	—
S&P Europe 350
Barclays PLC	968	69	—	1,037	9,942,993	167,818	—
IMMF	22	4,277	3,668	631	631,098	2,713	—
S&P Latin America 40
IMMF	—	1,442	1,326	116	116,040	812	—
S&P/TOPIX 150
IMMF	19	186	165	40	39,665	356	—
Nasdaq Biotechnology
IMMF	93	3,458	3,449	102	102,091	1,629	—

Certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Funds’ holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2004, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$14,561,741	$14,653,020
S&P Global 100	5,468,184	2,934,202
S&P Global Energy Sector	11,506,033	6,103,645
S&P Global Financials Sector	635,934	241,409
S&P Global Healthcare Sector	5,914,624	5,049,446
S&P Global Technology Sector	456,004	466,250
S&P Global Telecommunications Sector	807,496	543,043
S&P Europe 350	25,181,151	10,379,096
S&P Latin America 40	3,218,271	2,134,456
S&P/TOPIX 150	1,748,305	1,522,571
Nasdaq Biotechnology	81,305,160	84,241,301

In-kind transactions (see Note 4) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	In-Kind Purchases	In-Kind Sales
S&P 100	$549,876,369	$239,111,809
S&P Global 100	22,363,462	—
S&P Global Energy Sector	187,376,709	87,611,776
S&P Global Financials Sector	2,988,095	—
S&P Global Healthcare Sector	21,088,749	8,805,303
S&P Europe 350	53,604,038	—
S&P Latin America 40	34,533,864	16,427,244
S&P/TOPIX 150	40,214,358	—
Nasdaq Biotechnology	1,213,063,935	901,854,782

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

104	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, certain of the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2004 and the value of the related collateral received are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	105

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 500 (IVV)

iShares S&P 500/BARRA Growth (IVW)

iShares S&P 500/BARRA Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400/BARRA Growth (IJK)

iShares S&P MidCap 400/BARRA Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600/BARRA Growth (IJT)

iShares S&P SmallCap 600/BARRA Value (IJS)

iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones U.S. Total Market (IYY)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares International Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI EAFE (EFA)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Pacific ex-Japan (EPP)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P Europe 350 (IEV)

iShares S&P Global 100 (IOO)

iShares S&P Latin America 40 (ILF)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $InvesTop(TM) Corporate (LQD)

iShares NYSE Index Funds

iShares NYSE 100 (NY)

iShares NYSE Composite (NYC)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL) iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1353-iS-0904

106	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor’s or The Nasdaq Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

Beginning March 1, 2005, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BG1-F-007-05001

BARCLAYS GLOBAL INVESTORS

iShares®

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS  |  SEPTEMBER 30, 2004

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES RUSSELL 3000 INDEX FUND

iSHARES RUSSELL 3000 GROWTH INDEX FUND

iSHARES RUSSELL 3000 VALUE INDEX FUND

iSHARES RUSSELL MIDCAP INDEX FUND

iSHARES RUSSELL MIDCAP GROWTH INDEX FUND

iSHARES RUSSELL MIDCAP VALUE INDEX FUND

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

U.S. equity markets generally moved sideways during the six-month reporting period ended September 30, 2004. Underpinning the lack of direction was a continued series of mixed news surrounding the economy. During the second quarter of 2004, improving employment numbers eased the worry about a “jobless” recovery, and equity markets trended upwards. Strong gross domestic product (GDP) figures also contributed to overall investor confidence. During the third quarter, indicators were less impressive, and markets retraced most of their gains. Other events, including higher oil prices and uncertainty about the upcoming presidential election, added to the general market malaise.

Small-capitalization stocks, as represented by the Russell 2000 Index, tended to under-perform large-capitalization and mid-capitalization stocks, as represented by the Russell 1000 Index and Russell Midcap Index, respectively, during the reporting period. However, value-oriented stocks tended to perform better than their growth counterparts during the reporting period. In general, the more growth-oriented sectors, such as technology and biotechnology, suffered the worst declines during the six-month reporting period.

As market conditions change, we encourage you to talk with your financial adviser about the blend of investments or asset allocations that can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares Trust

SHAREHOLDER LETTER	1

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of 9/30/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	14.06%	13.75%	14.26%	(2.92)%	(2.95)%	(2.71)%	(12.11)%	(12.23)%	(11.30)%
Russell 3000 Growth	7.55%	7.42%	7.82%	(13.44)%	(13.45)%	(13.24)%	(45.38)%	(45.40)%	(44.86)%
Russell 3000 Value	20.59%	20.49%	20.89%	4.89%	4.87%	5.14%	22.12%	22.04%	23.35%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in substantially all of the securities in the Index in approximately the same proportions as in the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 0.64%, while the Index declined 0.60%.

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund declined 3.71%, while the Growth Index declined 3.59%.

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 2.22%, while the Value Index returned 2.31%.

U.S. stocks declined modestly during the reporting period as investors wrestled with conflicting influences and increased uncertainty. The stock market rallied in the first half of the reporting period thanks to strong profit growth and an economic recovery bolstered by resurgent job growth. Although corporate earnings continued to grow at a healthy pace, stocks drifted lower later in the reporting period due to moderating economic growth, soaring oil prices, and a series of interest-rate increases by the Federal Reserve Board.

Overall, the major stock indexes posted flat to slightly negative returns for the reporting period. As represented by the Russell Indexes, the best performers were mid-capitalization stocks, which posted fractional gains, while large- and small-capitalization issues declined. The

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

uncertain investment environment boosted demand for value-oriented stocks during the reporting period, which outperformed growth stocks by a wide margin across all market capitalizations.

Within the Index, the best returns during the reporting period came from the energy, materials, and industrial sectors, all of which benefited from a sharp rise in the price of oil and other commodities. The utilities sector of the Index also posted positive results as risk-averse investors flocked to stocks with relatively high dividend yields. The two largest sectors in the Index, financials and information technology, declined during the reporting period. Technology stocks suffered the biggest losses as many companies in the sector reported disappointing earnings. Other lagging sectors included health care and consumer staples.

The Value Index is dominated by financial stocks, which declined fractionally during the reporting period. The industrial and energy sectors, which were among the best performers, are the next two largest sector weightings in the Value Index. In contrast, the two largest sectors in the Growth Index - information technology and health care, which together comprised about half of the Growth Index - both declined during the reporting period.

The Fund’s ten largest holdings as of September 30, 2004 posted mixed results, with five gaining and five declining during the reporting period. The top performer during the reporting period was oil and gas company Exxon Mobil Corp., which reported better-than-expected earnings thanks largely to strong demand and higher oil prices. Other positive performers included two stocks from declining sectors - software giant Microsoft Corp., which announced that it would distribute most of its sizable cash reserves to shareholders through a special dividend, and diversified health care concern Johnson & Johnson, which benefited from rising sales overseas. On the downside, financial services conglomerate Citigroup Inc. and pharmaceutical company Pfizer Inc. posted the most significant declines among the top ten holdings.

In the Value Fund, seven of the top ten holdings gained ground during the reporting period, led by energy stocks ChevronTexaco Corp. and Exxon Mobil Corp. (the largest holding in the Value Fund). Citigroup Inc. and tobacco maker Altria Group Inc. experienced the biggest losses. In the Growth Fund, Microsoft Corp. and Johnson & Johnson were among the four stocks in the top ten holdings to post positive returns during the reporting period. The largest decliners in the Growth Fund were bellwether technology names - semiconductor manufacturer Intel Corp. and network equipment maker Cisco Systems Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of 9/30/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	20.30%	20.08%	20.55%	6.50%	6.47%	6.64%	22.37%	22.29%	22.90%
Russell Midcap Growth	13.38%	13.00%	13.68%	0.71%	0.63%	0.95%	2.29%	2.03%	3.09%
Russell Midcap Value	25.25%	25.20%	25.62%	9.65%	9.62%	9.86%	34.40%	34.28%	35.23%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the “Index”). The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund returned 0.51%, while the Index returned 0.60%.

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund declined 3.44%, while the Growth Index declined 3.32%.

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 3.33%, while the Value Index returned 3.50%.

U.S. stocks declined modestly during the reporting period as investors wrestled with conflicting influences and increased uncertainty. The stock market rallied in the first half of the reporting period thanks to strong profit growth and an economic recovery bolstered by resurgent job growth. Although corporate earnings continued to grow at a healthy pace, stocks drifted lower later in the reporting period due to moderating economic growth, soaring oil prices, and a series of interest-rate increases by the Federal Reserve Board.

Overall, the major stock indexes posted flat to slightly negative returns for the reporting period. As represented by the Russell Indexes, mid-capitalization stocks produced the best results, gaining modestly while large-and small-capitalization issues declined. The uncertain

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

investment environment boosted demand for value-oriented stocks during the reporting period, which outperformed growth stocks by a wide margin in the mid-capitalization segment of the market.

Within the Index, the best returns during the reporting period came from the energy and materials sectors, both of which benefited from a sharp rise in the price of oil and other commodities. The utilities sector of the Index also posted positive results as risk-averse investors flocked to stocks with relatively high dividend yields. The information technology sector suffered the biggest losses as many companies in the sector reported disappointing earnings. Other lagging sectors included health care and consumer discretionary.

The Value Index is dominated by financial stocks, which gained during the reporting period. The industrial and utilities sectors, which were among the best performers, are also prominent weightings in the Value Index. In contrast, the two largest sectors in the Growth Index - information technology and consumer discretionary, which together comprised nearly half of the Growth Index - both declined during the reporting period.

Nine of the Fund’s ten largest individual holdings as of September 30, 2004 posted gains during the reporting period. The top performer was electric and natural gas utility TXU Corp., which reported stronger-than-expected earnings thanks to debt-reduction and cost-cutting efforts. Other positive performers included computer maker Apple Computer Inc., which got a boost from the runaway success of its digital music division, and regional bank SouthTrust Corp., which surged after agreeing to be acquired at a premium by competitor Wachovia Corp. The sole decliner among the top ten holdings was network equipment maker Juniper Networks Inc., which reflected the overall decline in technology stocks.

In the Value Fund, every holding in the top ten as of September 30, 2004 gained ground during the reporting period, led by TXU Corp. and railroad company Norfolk Southern Corp., which benefited from increased traffic and exposure to the energy and industrial sectors of the economy. The laggards included utilities FPL Group Inc. and PG&E Corp. In the Growth Fund, where only half of the top ten holdings posted positive returns, the best performers were software maker Adobe Systems Inc., which saw improving sales and higher profit margins, and medical equipment manufacturer Biomet Inc., which successfully introduced several new products. On the downside, the largest decliners during the reporting period included Juniper Networks Inc. and home furnishings retailer Bed Bath & Beyond Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2004)	Ending Account Value (September 30, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (April 1 to September 30, 2004)
Russell 3000
Actual	$1,000.00	$993.60	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	962.90	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell 3000 Value
Actual	1,000.00	1,022.20	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell Midcap
Actual	1,000.00	1,005.10	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	965.60	0.25	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell Midcap Value
Actual	1,000.00	1,033.30	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$3,978,940	0.26%

		3,978,940	0.26

AEROSPACE & DEFENSE
United Technologies Corp.	65,755	6,140,202	0.40
Other securities[1]		19,799,143	1.28

		25,939,345	1.68

AGRICULTURE
Altria Group Inc.	262,114	12,329,843	0.80
Other securities[1]		4,019,068	0.26

		16,348,911	1.06

AIRLINES
Other securities[1]		2,463,215	0.16

		2,463,215	0.16

APPAREL
Other securities[1]		6,195,917	0.40

		6,195,917	0.40

AUTO MANUFACTURERS
Other securities[1]		7,919,462	0.51

		7,919,462	0.51

AUTO PARTS & EQUIPMENT
Other securities[1]		5,031,195	0.33

		5,031,195	0.33

BANKS
Bank of America Corp.	521,131	22,580,606	1.46
U.S. Bancorp	242,480	7,007,672	0.45
Wachovia Corp.	168,198	7,896,896	0.51
Wells Fargo & Co.	215,685	12,861,297	0.83
Other securities[1]		57,862,584	3.76

		108,209,055	7.01

BEVERAGES
Coca-Cola Co. (The)	269,829	10,806,651	0.70
PepsiCo Inc.	218,370	10,623,700	0.69
Other securities[1]		7,572,107	0.49

		29,002,458	1.88

BIOTECHNOLOGY
Amgen Inc.[2]	165,755	9,394,993	0.61
Other securities		14,029,116	0.91

		23,424,109	1.52

BUILDING MATERIALS
Other securities[1]		5,546,200	0.36

		5,546,200	0.36

CHEMICALS
Other securities[1]		25,547,429	1.65

		25,547,429	1.65

COAL
Other securities[1]		1,394,826	0.09

		1,394,826	0.09

COMMERCIAL SERVICES
Other securities[1]		22,182,013	1.44

		22,182,013	1.44

COMPUTERS
Dell Inc.[2]	323,574	11,519,234	0.75
Hewlett-Packard Co.	390,397	7,319,944	0.48
International Business Machines Corp.	215,400	18,468,396	1.20
Other securities[1]		23,131,752	1.49

		60,439,326	3.92

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	328,537	17,780,422	1.15
Other securities[1]		16,366,032	1.06

		34,146,454	2.21

DISTRIBUTION & WHOLESALE
Other securities[1]		4,034,256	0.26

		4,034,256	0.26

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	144,355	7,428,508	0.48
Citigroup Inc.	660,925	29,160,011	1.89
Federal Home Loan Mortgage Corp.	88,084	5,746,600	0.37
Federal National Mortgage Association	123,976	7,860,078	0.51
JP Morgan Chase & Co.	455,414	18,093,598	1.17
Merrill Lynch & Co. Inc.	122,580	6,094,678	0.40
Morgan Stanley	140,628	6,932,960	0.45
Other securities[1]		32,334,342	2.09

		113,650,775	7.36

ELECTRIC
Other securities[1]		43,503,270	2.82

		43,503,270	2.82

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		$6,407,299	0.42%

		6,407,299	0.42

ELECTRONICS
Other securities[1]		13,035,624	0.84

		13,035,624	0.84

ENERGY - ALTERNATE SOURCES
Other securities[1]		258,373	0.02

		258,373	0.02

ENERGY & RELATED
Other securities[1]		41,480	0.00

		41,480	0.00

ENGINEERING & CONSTRUCTION
Other securities[1]		1,491,690	0.10

		1,491,690	0.10

ENTERTAINMENT
Other securities[1]		3,861,950	0.25

		3,861,950	0.25

ENVIRONMENTAL CONTROL
Other securities[1]		3,868,520	0.25

		3,868,520	0.25

FOOD
Other securities[1]		25,854,358	1.67

		25,854,358	1.67

FOREST PRODUCTS & PAPER
Other securities[1]		8,747,034	0.57

		8,747,034	0.57

GAS
Other securities[1]		4,853,525	0.31

		4,853,525	0.31

HAND & MACHINE TOOLS
Other securities[1]		1,972,531	0.13

		1,972,531	0.13

HEALTH CARE
Other securities[1]		383,977	0.03

		383,977	0.03

HEALTH CARE - PRODUCTS
Johnson & Johnson	379,399	21,371,546	1.39
Medtronic Inc.	155,079	8,048,600	0.52
Other securities[1]		28,449,545	1.84

		57,869,691	3.75

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	85,419	6,298,797	0.41
Other securities[1]		17,797,093	1.15

		24,095,890	1.56

HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		507,767	0.03

		507,767	0.03

HOME BUILDERS
Other securities[1]		6,675,540	0.43

		6,675,540	0.43

HOME FURNISHINGS
Other securities[1]		2,983,279	0.19

		2,983,279	0.19

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		5,052,856	0.33

		5,052,856	0.33

HOUSEWARES
Other securities[1]		968,312	0.06

		968,312	0.06

INSURANCE
American International Group Inc.	293,675	19,966,963	1.29
Other securities[1]		47,767,192	3.10

		67,734,155	4.39

INTERNET
eBay Inc.[2]	66,442	6,108,677	0.40
Other securities[1]		16,691,698	1.08

		22,800,375	1.48

INVESTMENT COMPANIES
Other securities[1]		922,699	0.06

		922,699	0.06

IRON & STEEL
Other securities[1]		2,759,713	0.18

		2,759,713	0.18

LEISURE TIME
Other securities[1]		4,157,724	0.27

		4,157,724	0.27

SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
LODGING
Other securities[1]		$7,157,147	0.46%

		7,157,147	0.46

MACHINERY
Other securities[1]		10,559,244	0.68

		10,559,244	0.68

MANUFACTURING
General Electric Co.	1,348,843	45,294,148	2.93
3M Co.	100,057	8,001,558	0.52
Other securities[1]		19,004,837	1.23

		72,300,543	4.68

MEDIA
Comcast Corp. Class A2	273,972	7,736,969	0.50
Time Warner Inc.[2]	561,122	9,056,509	0.59
Viacom Inc. Class B	195,953	6,576,183	0.43
Walt Disney Co. (The)	262,556	5,920,638	0.38
Other securities[1]		25,609,513	1.66

		54,899,812	3.56

METAL FABRICATE & HARDWARE
Other securities[1]		1,657,930	0.11

		1,657,930	0.11

MINING
Other securities[1]		9,202,093	0.60

		9,202,093	0.60

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,147,059	0.20

		3,147,059	0.20

OFFICE FURNISHINGS
Other securities[1]		681,430	0.04

		681,430	0.04

OIL & GAS
ChevronTexaco Corp.	273,522	14,671,720	0.95
ConocoPhillips	87,742	7,269,425	0.47
Exxon Mobil Corp.	835,819	40,395,132	2.62
Other securities[1]		30,718,403	1.99

		93,054,680	6.03

OIL & GAS SERVICES
Other securities[1]		9,588,323	0.62

		9,588,323	0.62

PACKAGING & CONTAINERS
Other securities[1]		3,493,538	0.23

		3,493,538	0.23

PHARMACEUTICALS
Abbott Laboratories	199,529	8,452,048	0.55
Bristol-Myers Squibb Co.	248,763	5,888,220	0.38
Lilly (Eli) & Co.	124,700	7,488,235	0.49
Merck & Co. Inc.	284,007	9,372,231	0.61
Pfizer Inc.	975,197	29,841,028	1.93
Wyeth	170,603	6,380,552	0.41
Other securities[1]		27,449,490	1.78

		94,871,804	6.15

PIPELINES
Other securities[1]		3,912,843	0.25

		3,912,843	0.25

REAL ESTATE
Other securities[1]		1,034,211	0.07

		1,034,211	0.07

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		31,153,864	2.02

		31,153,864	2.02

RETAIL
Home Depot Inc.	286,792	11,242,246	0.73
Wal-Mart Stores Inc.	327,781	17,437,949	1.13
Other securities[1]		67,812,042	4.39

		96,492,237	6.25

SAVINGS & LOANS
Other securities[1]		13,298,545	0.86

		13,298,545	0.86

SEMICONDUCTORS
Intel Corp.	826,652	16,582,639	1.07
Other securities[1]		29,035,416	1.88

		45,618,055	2.95

SOFTWARE
Microsoft Corp.	1,172,640	32,423,496	2.10
Other securities[1]		33,357,390	2.16

		65,780,886	4.26

STORAGE & WAREHOUSING
Other securities[1]		46,153	0.00

		46,153	0.00

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
TELECOMMUNICATION EQUIPMENT
Other securities[1]		$107,434	0.01%

		107,434	0.01

TELECOMMUNICATIONS
BellSouth Corp.	234,683	6,364,603	0.41
Cisco Systems Inc.[2]	864,166	15,641,405	1.01
QUALCOMM Inc.	207,298	8,092,914	0.53
SBC Communications Inc.	423,665	10,994,107	0.71
Verizon Communications Inc.	354,069	13,943,237	0.90
Other securities[1]		39,150,119	2.54

		94,186,385	6.10

TEXTILES
Other securities[1]		1,363,225	0.09

		1,363,225	0.09

TOYS, GAMES & HOBBIES
Other securities[1]		1,769,525	0.11

		1,769,525	0.11

TRANSPORTATION
Other securities[1]		20,091,428	1.30

		20,091,428	1.30

TRUCKING & LEASING
Other securities[1]		212,873	0.01

		212,873	0.01

WATER
Other securities[1]		495,754	0.03

		495,754	0.03

TOTAL COMMON STOCKS (Cost: $1,637,260,270)		1,542,438,539	99.91

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		25,205,047	1.63

		25,205,047	1.63

FLOATING RATE NOTES
Other securities[1]		26,679,123	1.73

		26,679,123	1.73

MEDIUM-TERM NOTES
Other securities[1]		2,097,780	0.14

		2,097,780	0.14

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	2,663,609	$2,663,609	0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	10,614,230	10,614,230	0.69
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	7,324,924	7,324,924	0.47
Other securities[1]		723,501	0.05

		21,326,264	1.38

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[5]		12,718,732	0.82

		12,718,732	0.82

TIME DEPOSITS
Other securities[1]		13,643,970	0.88

		13,643,970	0.88

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		2,413,273	0.16

		2,413,273	0.16

TOTAL SHORT-TERM INVESTMENTS (Cost: $104,084,189)		104,084,189	6.74

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,741,344,459)		1,646,522,728	106.65
Other Assets, Less Liabilities		(102,655,364)	(6.65)

NET ASSETS		$1,543,867,364	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$335,962,054	21.76%
Consumer Non-Cyclical	333,232,521	21.59
Communications	175,972,946	11.40
Technology	174,974,846	11.33
Industrial	166,800,125	10.80
Consumer Cyclical	151,957,207	9.84
Energy	108,250,525	7.01
Utilities	48,852,549	3.17
Basic Materials	45,905,503	2.97
Diversified	530,263	0.04
Short-Term and Other Net Assets	1,428,825	0.09

TOTAL	$1,543,867,364	100.00%

See notes to financial statements.

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$469,172	0.43%

		469,172	0.43

AEROSPACE & DEFENSE
Boeing Co. (The)	13,934	719,273	0.66
Other securities[1]		651,390	0.59

		1,370,663	1.25

AGRICULTURE
Other securities[1]		25,531	0.02

		25,531	0.02

AIRLINES
Other securities[1]		247,469	0.23

		247,469	0.23

APPAREL
Other securities[1]		535,499	0.49

		535,499	0.49

AUTO MANUFACTURERS
Other securities[1]		75,524	0.07

		75,524	0.07

AUTO PARTS & EQUIPMENT
Other securities[1]		74,681	0.07

		74,681	0.07

BANKS
Other securities[1]		1,748,543	1.59

		1,748,543	1.59

BEVERAGES
Anheuser-Busch Companies Inc.	13,861	692,357	0.63
Coca-Cola Co. (The)	35,759	1,432,148	1.31
PepsiCo Inc.	30,608	1,489,079	1.36
Other securities[1]		112,950	0.10

		3,726,534	3.40

BIOTECHNOLOGY
Amgen Inc.[2]	24,598	1,394,215	1.27
Genentech Inc.[2]	8,433	442,058	0.40
Other securities[1]		1,412,241	1.29

		3,248,514	2.96

BUILDING MATERIALS
Other securities[1]		209,795	0.19

		209,795	0.19

CHEMICALS
Other securities[1]		462,373	0.42

		462,373	0.42

COAL
Other securities[1]		49,170	0.04

		49,170	0.04

COMMERCIAL SERVICES
Other securities[1]		2,171,790	1.98

		2,171,790	1.98

COMPUTERS
Dell Inc.[2]	48,070	1,711,292	1.56
EMC Corp.[2]	36,554	421,833	0.38
International Business Machines Corp.	21,282	1,824,719	1.66
Other securities[1]		1,601,437	1.47

		5,559,281	5.07

COSMETICS & PERSONAL CARE
Gillette Co. (The)	17,536	731,953	0.67
Procter & Gamble Co.	44,429	2,404,497	2.19
Other securities[1]		1,177,465	1.07

		4,313,915	3.93

DISTRIBUTION & WHOLESALE
Other securities[1]		235,228	0.21

		235,228	0.21

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	21,347	1,098,517	1.00
Federal National Mortgage Association	18,340	1,162,756	1.06
MBNA Corp.	15,821	398,689	0.36
Other securities[1]		1,909,844	1.74

		4,569,806	4.16

ELECTRIC
Other securities[1]		130,786	0.12

		130,786	0.12

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		344,557	0.31

		344,557	0.31

SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[1]		$1,273,587	1.16%

		1,273,587	1.16

ENERGY - ALTERNATE SOURCES
Other securities[1]		37,250	0.03

		37,250	0.03

ENERGY & RELATED
Other securities[1]		7,661	0.01

		7,661	0.01

ENGINEERING & CONSTRUCTION
Other securities[1]		82,750	0.08

		82,750	0.08

ENTERTAINMENT
Other securities[1]		458,496	0.42

		458,496	0.42

ENVIRONMENTAL CONTROL
Other securities[1]		370,837	0.34

		370,837	0.34

FOOD
Other securities[1]		1,330,636	1.21

		1,330,636	1.21

FOREST PRODUCTS & PAPER
Other securities[1]		3,985	0.00

		3,985	0.00

HAND & MACHINE TOOLS
Other securities[1]		152,147	0.14

		152,147	0.14

HEALTH CARE
Other securities[1]		68,403	0.06

		68,403	0.06

HEALTH CARE - PRODUCTS
Boston Scientific Corp.[2]	12,527	497,698	0.45
Johnson & Johnson	56,278	3,170,140	2.89
Medtronic Inc.	23,007	1,194,063	1.09
Other securities[1]		3,489,140	3.18

		8,351,041	7.61

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	12,690	935,761	0.85
Other securities[1]		1,622,440	1.48

		2,558,201	2.33

HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		7,927	0.01

		7,927	0.01

HOME BUILDERS
Other securities[1]		465,048	0.42

		465,048	0.42

HOME FURNISHINGS
Other securities[1]		216,625	0.20

		216,625	0.20

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		587,203	0.53

		587,203	0.53

HOUSEWARES
Other securities[1]		38,665	0.04

		38,665	0.04

INSURANCE
American International Group Inc.	29,150	1,981,908	1.81
Marsh & McLennan Companies Inc.	9,910	453,482	0.41
Other securities[1]		772,330	0.70

		3,207,720	2.92

INTERNET
eBay Inc.[2]	9,818	902,667	0.82
Yahoo! Inc.[2]	21,624	733,270	0.67
Other securities[1]		1,518,802	1.38

		3,154,739	2.87

INVESTMENT COMPANIES
Other securities[1]		17,106	0.02

		17,106	0.02

IRON & STEEL
Other securities[1]		164,773	0.15

		164,773	0.15

LEISURE TIME
Other securities[1]		466,520	0.43

		466,520	0.43

LODGING
Other securities[1]		634,084	0.58

		634,084	0.58

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets

MACHINERY
Caterpillar Inc.	4,964	$399,354	0.36%
Other securities[1]		501,607	0.46

		900,961	0.82

MANUFACTURING
General Electric Co.	23,221	779,761	0.71
Illinois Tool Works Inc.	4,755	443,023	0.40
3M Co.	14,845	1,187,155	1.08
Other securities[1]		675,030	0.62

		3,084,969	2.81

MEDIA
Other securities[1]		2,798,005	2.55

		2,798,005	2.55

METAL FABRICATE & HARDWARE
Other securities[1]		87,594	0.08

		87,594	0.08

MINING
Other securities[1]		765,573	0.70

		765,573	0.70

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		160,776	0.15

		160,776	0.15

OFFICE FURNISHINGS
Other securities[1]		76,517	0.07

		76,517	0.07

OIL & GAS
Other securities[1]		743,317	0.68

		743,317	0.68

OIL & GAS SERVICES
Other securities[1]		1,137,849	1.04

		1,137,849	1.04

PACKAGING & CONTAINERS
Other securities[1]		177,730	0.16

		177,730	0.16

PHARMACEUTICALS
Abbott Laboratories	29,604	1,254,025	1.14
Lilly (Eli) & Co.	18,443	1,107,502	1.01
Merck & Co. Inc.	18,800	620,400	0.57
Pfizer Inc.	144,699	4,427,789	4.04
Schering-Plough Corp.[3]	27,979	533,280	0.49
Wyeth	13,440	502,656	0.46
Other securities[1]		3,250,157	2.95

		11,695,809	10.66

PIPELINES
Other securities[1]		18,909	0.02

		18,909	0.02

REAL ESTATE
Other securities[1]		66,680	0.06

		66,680	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		301,264	0.27

		301,264	0.27

RETAIL
Home Depot Inc.	38,929	1,526,017	1.39
Lowe’s Companies Inc.	14,858	807,532	0.74
Target Corp.	17,317	783,594	0.71
Walgreen Co.	19,428	696,105	0.64
Wal-Mart Stores Inc.	48,608	2,585,946	2.36
Other securities[1]		4,427,779	4.03

		10,826,973	9.87

SAVINGS & LOANS
Other securities[1]		186,569	0.17

		186,569	0.17

SEMICONDUCTORS
Applied Materials Inc.[2]	31,945	526,773	0.48
Intel Corp.	122,579	2,458,935	2.24
Texas Instruments Inc.	32,828	698,580	0.64
Other securities[1]		2,772,143	2.52

		6,456,431	5.88

SOFTWARE
Automatic Data Processing Inc.	9,624	397,664	0.36
First Data Corp.	16,545	719,708	0.66
Microsoft Corp.	139,008	3,843,571	3.50
Oracle Corp.[2]	64,096	723,003	0.66
Other securities[1]		2,600,445	2.37

		8,284,391	7.55

STORAGE & WAREHOUSING
Other securities[1]		2,530	0.00

		2,530	0.00

SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
TELECOMMUNICATION EQUIPMENT
Other securities[1]		$18,820	0.02%
		18,820	0.02

TELECOMMUNICATIONS
Cisco Systems Inc.[2]	128,133	2,319,207	2.11
Motorola Inc.	44,294	799,064	0.73
Nextel Communications Inc. Class A2	19,515	465,238	0.42
QUALCOMM Inc.	30,755	1,200,675	1.09
Other securities[1]		1,988,681	1.82

		6,772,865	6.17

TEXTILES
Other securities[1]		139,619	0.13

		139,619	0.13

TOYS, GAMES & HOBBIES
Other securities[1]		101,045	0.09

		101,045	0.09

TRANSPORTATION
United Parcel Service Inc. Class B	10,800	819,936	0.75
Other securities[1]		796,584	0.72

		1,616,520	1.47

TRUCKING & LEASING
Other securities[1]		4,550	0.00

		4,550	0.00

WATER
Other securities[1]		1,219	0.00

		1,219	0.00

TOTAL COMMON STOCKS (Cost: $109,717,231)		109,651,720	99.92

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		1,665,975	1.52

		1,665,975	1.52

FLOATING RATE NOTES
Other securities[1]		1,763,405	1.61

		1,763,405	1.61

MEDIUM-TERM NOTES
Other securities[1]		138,657	0.13

		138,657	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	176,056	176,056	0.16
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	700,125	700,125	0.64
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	484,155	484,155	0.44
Other securities[1]		47,821	0.04

		1,408,157	1.28

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		840,668	0.77

		840,668	0.77

TIME DEPOSITS
Other securities[1]		901,826	0.82

		901,826	0.82

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		159,510	0.14

		159,510	0.14

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,878,198)		6,878,198	6.27

TOTAL INVESTMENTS IN SECURITIES (Cost: $116,595,429)		116,529,918	106.19
Other Assets, Less Liabilities		(6,790,084)	(6.19)

NET ASSETS		$109,739,834	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2004

[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$38,077,577	34.70%
Technology	20,459,823	18.64
Consumer Cyclical	14,605,750	13.31
Communications	13,213,601	12.04
Financial	10,092,124	9.20
Industrial	9,676,660	8.82
Energy	1,994,156	1.82
Basic Materials	1,388,525	1.26
Utilities	132,005	0.12
Diversified	11,499	0.01
Short-Term and Other Net Assets	88,114	0.08

TOTAL	$109,739,834	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$243,766	0.10%

		243,766	0.10

AEROSPACE & DEFENSE
United Technologies Corp.	15,158	1,415,454	0.58
Other securities[1]		3,633,607	1.49

		5,049,061	2.07

AGRICULTURE
Altria Group Inc.	79,592	3,744,008	1.53
Other securities[1]		1,163,923	0.48

		4,907,931	2.01

AIRLINES
Other securities[1]		253,459	0.10

		253,459	0.10

APPAREL
Other securities[1]		792,756	0.32

		792,756	0.32

AUTO MANUFACTURERS
Ford Motor Co.	68,271	959,208	0.39
Other securities[1]		1,296,561	0.53

		2,255,769	0.92

AUTO PARTS & EQUIPMENT
Other securities[1]		1,365,157	0.56

		1,365,157	0.56

BANKS
Bank of America Corp.	158,138	6,852,120	2.80
BB&T Corp.	21,569	856,074	0.35
National City Corp.	23,056	890,423	0.37
U.S. Bancorp	67,081	1,938,641	0.79
Wachovia Corp.	51,024	2,395,577	0.98
Wells Fargo & Co.	65,494	3,905,407	1.60
Other securities[1]		12,329,573	5.05

		29,167,815	11.94

BEVERAGES
Other securities[1]		1,187,530	0.49

		1,187,530	0.49

BIOTECHNOLOGY
Other securities[1]		471,146	0.19

		471,146	0.19

BUILDING MATERIALS
Other securities[1]		1,258,801	0.52

		1,258,801	0.52

CHEMICALS
Dow Chemical Co. (The)	34,004	1,536,301	0.63
Du Pont (E.I.) de Nemours and Co.	38,817	1,661,368	0.68
Other securities[1]		3,628,849	1.48

		6,826,518	2.79

COAL
Other securities[1]		327,989	0.13

		327,989	0.13

COMMERCIAL SERVICES
Other securities[1]		2,290,994	0.94

		2,290,994	0.94

COMPUTERS
Hewlett-Packard Co.	118,425	2,220,469	0.91
International Business Machines Corp.	21,911	1,878,649	0.77
Other securities[1]		2,940,797	1.20

		7,039,915	2.88

COSMETICS & PERSONAL CARE
Other securities[1]		1,517,920	0.62

		1,517,920	0.62

DISTRIBUTION & WHOLESALE
Other securities[1]		771,035	0.32

		771,035	0.32

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	200,579	8,849,545	3.62
Countrywide Financial Corp.	21,681	854,015	0.35
Federal Home Loan Mortgage Corp.	24,607	1,605,361	0.66
Goldman Sachs Group Inc. (The)	11,884	1,108,064	0.45
JP Morgan Chase & Co.	138,296	5,494,500	2.25
Lehman Brothers Holdings Inc.	10,745	856,591	0.35
Merrill Lynch & Co. Inc.	37,182	1,848,689	0.76
Morgan Stanley	37,240	1,835,932	0.75
Other securities[1]		2,691,987	1.10

		25,144,684	10.29

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	12,697	$828,479	0.34%
Duke Energy Corp.	35,577	814,358	0.33
Exelon Corp.	25,648	941,025	0.39
Southern Co. (The)	28,615	857,878	0.35
Other securities[1]		9,470,665	3.87

		12,912,405	5.28

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		1,251,945	0.51

		1,251,945	0.51

ELECTRONICS
Other securities[1]		1,365,778	0.56

		1,365,778	0.56

ENERGY - ALTERNATE SOURCES
Other securities[1]		3,801	0.00

		3,801	0.00

ENERGY & RELATED
Other securities[1]		8,825	0.00

		8,825	0.00

ENGINEERING & CONSTRUCTION
Other securities[1]		293,598	0.12

		293,598	0.12

ENTERTAINMENT
Other securities[1]		240,528	0.10

		240,528	0.10

ENVIRONMENTAL CONTROL
Other securities[1]		417,295	0.17

		417,295	0.17

FOOD
Kraft Foods Inc.[2]	10,336	327,858	0.13
Other securities[1]		4,768,594	1.96

		5,096,452	2.09

FOREST PRODUCTS & PAPER
Other securities[1]		2,649,056	1.08

		2,649,056	1.08

GAS
Other securities[1]		1,468,103	0.60

		1,468,103	0.60

HAND & MACHINE TOOLS
Other securities[1]		296,630	0.12

		296,630	0.12

HEALTH CARE
Other securities[1]		29,627	0.01

		29,627	0.01

HEALTH CARE - PRODUCTS
Other securities[1]		482,873	0.20

		482,873	0.20

HEALTH CARE - SERVICES
Other securities[1]		2,086,707	0.85

		2,086,707	0.85

HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		138,289	0.06

		138,289	0.06

HOME BUILDERS
Other securities[1]		1,044,932	0.43

		1,044,932	0.43

HOME FURNISHINGS
Other securities[1]		457,917	0.19

		457,917	0.19

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		337,927	0.14

		337,927	0.14

HOUSEWARES
Other securities[1]		216,782	0.09

		216,782	0.09

INSURANCE
Allstate Corp. (The)	27,266	1,308,495	0.54
American International Group Inc.	29,606	2,012,912	0.82
St. Paul Travelers Companies Inc.	25,885	855,758	0.35
Other securities[1]		9,817,611	4.02

		13,994,776	5.73

INTERNET
Other securities[1]		504,852	0.21

		504,852	0.21

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Other securities[1]		$247,049	0.10%

		247,049	0.10

IRON & STEEL
Other securities[1]		490,380	0.20

		490,380	0.20

LEISURE TIME
Other securities[1]		308,747	0.13

		308,747	0.13

LODGING
Other securities[1]		882,386	0.36

		882,386	0.36

MACHINERY
Other securities[1]		1,352,151	0.55

		1,352,151	0.55

MANUFACTURING
General Electric Co.	361,900	12,152,602	4.97
Honeywell International Inc.	33,341	1,195,608	0.49
Other securities[1]		2,271,033	0.93

		15,619,243	6.39

MEDIA
Comcast Corp. Class A3	83,110	2,347,026	0.96
Gannett Co. Inc.	10,574	885,678	0.36
Time Warner Inc.[3]	138,221	2,230,887	0.91
Viacom Inc. Class B	44,221	1,484,057	0.61
Walt Disney Co. (The)	55,984	1,262,439	0.52
Other securities[1]		2,743,126	1.12

		10,953,213	4.48

METAL FABRICATE & HARDWARE
Other securities[1]		327,469	0.13

		327,469	0.13

MINING
Other securities[1]		1,221,339	0.50

		1,221,339	0.50

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		632,448	0.26

		632,448	0.26

OFFICE FURNISHINGS
Other securities[1]		41,014	0.02

		41,014	0.02

OIL & GAS
ChevronTexaco Corp.	83,058	4,455,231	1.82
ConocoPhillips	26,616	2,205,136	0.90
Exxon Mobil Corp.	253,680	12,260,354	5.02
Occidental Petroleum Corp.	15,212	850,807	0.35
Other securities[1]		6,911,484	2.83

		26,683,012	10.92

OIL & GAS SERVICES
Other securities[1]		572,977	0.24

		572,977	0.24

PACKAGING & CONTAINERS
Other securities[1]		692,707	0.28

		692,707	0.28

PHARMACEUTICALS
Bristol-Myers Squibb Co.	53,269	1,260,877	0.52
Merck & Co. Inc.	47,775	1,576,575	0.65
Wyeth	24,216	905,678	0.37
Other securities[1]		1,191,666	0.48

		4,934,796	2.02

PIPELINES
Other securities[1]		1,147,631	0.47

		1,147,631	0.47

REAL ESTATE
Other securities[1]		184,617	0.08

		184,617	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		8,839,707	3.62

		8,839,707	3.62

RETAIL
McDonald’s Corp.	48,872	1,369,882	0.56
Other securities[1]		5,793,385	2.37

		7,163,267	2.93

SAVINGS & LOANS
Washington Mutual Inc.	33,796	1,320,748	0.54
Other securities[1]		2,320,197	0.95

		3,640,945	1.49

SEMICONDUCTORS
Other securities[1]		612,920	0.25

		612,920	0.25

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
SOFTWARE
Microsoft Corp.	71,572	$1,978,966	0.81%
Other securities[1]		1,107,295	0.45

		3,086,261	1.26

STORAGE & WAREHOUSING
Other securities[1]		7,589	0.00

		7,589	0.00

TELECOMMUNICATIONS
BellSouth Corp.	71,187	1,930,591	0.79
SBC Communications Inc.	128,533	3,335,431	1.37
Sprint Corp. (FON Group)	43,113	867,865	0.36
Verizon Communications Inc.	107,517	4,234,019	1.73
Other securities[1]		4,381,352	1.79

		14,749,258	6.04

TEXTILES
Other securities[1]		125,196	0.05

		125,196	0.05

TOYS, GAMES & HOBBIES
Other securities[1]		338,435	0.14

		338,435	0.14

TRANSPORTATION
Other securities[1]		2,795,796	1.14

		2,795,796	1.14

TRUCKING & LEASING
Other securities[1]		67,047	0.03

		67,047	0.03

WATER
Other securities[1]		146,574	0.06

		146,574	0.06

TOTAL COMMON STOCKS (Cost: $218,977,058)		244,035,518	99.87

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		3,881,461	1.59

		3,881,461	1.59

FLOATING RATE NOTES
Other securities[1]		4,108,462	1.68

		4,108,462	1.68

MEDIUM-TERM NOTES
Other securities[1]		323,048	0.13

		323,048	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	410,183	410,183	0.17
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	1,650,676	1,650,676	0.67
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	1,128,004	1,128,004	0.46
Other securities[1]		111,415	0.05

		3,300,278	1.35

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		1,958,623	0.80

		1,958,623	0.80

TIME DEPOSITS
Other securities[1]		2,101,096	0.86

		2,101,096	0.86

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		371,633	0.15

		371,633	0.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,044,601)		16,044,601	6.56

TOTAL INVESTMENTS IN SECURITIES (Cost: $235,021,659)		260,080,119	106.43
Other Assets, Less Liabilities		(15,723,040)	(6.43)

NET ASSETS		$244,357,079	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2004

[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$81,207,319	33.23%
Industrial	30,854,241	12.63
Energy	28,744,235	11.76
Communications	26,451,089	10.83
Consumer Non-Cyclical	23,343,903	9.55
Consumer Cyclical	16,294,421	6.67
Utilities	14,527,082	5.95
Technology	11,369,544	4.65
Basic Materials	11,099,999	4.54
Diversified	143,685	0.06
Short-Term and Other Net Assets	321,561	0.13

TOTAL	$244,357,079	100.00%

See notes to financial statements.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$3,393,617	0.41%

		3,393,617	0.41

AEROSPACE & DEFENSE
Other securities[1]		5,666,885	0.68

		5,666,885	0.68

AGRICULTURE
Monsanto Co.	72,503	2,640,559	0.32
Reynolds American Inc.	40,784	2,774,943	0.33
Other securities[1]		2,265,978	0.27

		7,681,480	0.92

AIRLINES
Southwest Airlines Co.	218,444	2,975,207	0.36
Other securities[1]		855,827	0.10

		3,831,034	0.46

APPAREL
Other securities[1]		7,146,464	0.86

		7,146,464	0.86

AUTO MANUFACTURERS
PACCAR Inc.	48,514	3,353,288	0.40
Other securities[1]		1,223,401	0.15

		4,576,689	0.55

AUTO PARTS & EQUIPMENT
Johnson Controls Inc.	52,546	2,985,138	0.36
Other securities[1]		5,192,151	0.62

		8,177,289	0.98

BANKS
Comerica Inc.	47,901	2,842,924	0.34
Regions Financial Corp.	127,409	4,212,142	0.51
SouthTrust Corp.	91,157	3,797,601	0.46
Other securities[1]		42,328,732	5.09

		53,181,399	6.40

BEVERAGES
Other securities[1]		3,600,446	0.43

		3,600,446	0.43

BIOTECHNOLOGY
Genzyme Corp.[2]	62,617	3,406,991	0.41
Other securities[1]		9,585,877	1.15

		12,992,868	1.56

BUILDING MATERIALS
Other securities[1]		4,860,620	0.59

		4,860,620	0.59

CHEMICALS
Air Products & Chemicals Inc.	62,833	3,416,859	0.41
PPG Industries Inc.	47,441	2,907,184	0.35
Praxair Inc.	89,824	3,839,078	0.46
Other securities[1]		13,187,409	1.59

		23,350,530	2.81

COAL
Other securities[1]		3,060,020	0.37

		3,060,020	0.37

COMMERCIAL SERVICES
Other securities[1]		24,133,689	2.90

		24,133,689	2.90

COMPUTERS
Apple Computer Inc.[2]	105,653	4,094,054	0.49
Electronic Data Systems Corp.	142,831	2,769,493	0.33
Lexmark International Inc.[2]	36,109	3,033,517	0.36
Other securities[1]		19,559,974	2.36

		29,457,038	3.54

COSMETICS & PERSONAL CARE
Other securities[1]		2,015,122	0.24

		2,015,122	0.24

DISTRIBUTION & WHOLESALE
Other securities[1]		6,740,068	0.81

		6,740,068	0.81

DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	29,015	2,790,373	0.34
Other securities[1]		19,326,519	2.32

		22,116,892	2.66

ELECTRIC
Consolidated Edison Inc.	66,627	2,800,999	0.34
FPL Group Inc.	51,092	3,490,605	0.42
PG&E Corp.[2]	110,241	3,351,326	0.40
Progress Energy Inc.	68,182	2,886,826	0.35

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Public Service Enterprise Group Inc.	65,430	$2,787,318	0.34%
TXU Corp.	80,686	3,866,473	0.46
Other securities[1]		34,170,424	4.11

		53,353,971	6.42

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		4,336,802	0.52

		4,336,802	0.52

ELECTRONICS
Other securities[1]		17,637,861	2.12

		17,637,861	2.12

ENGINEERING & CONSTRUCTION
Other securities[1]		1,615,263	0.19

		1,615,263	0.19

ENTERTAINMENT
Other securities[1]		1,707,769	0.21

		1,707,769	0.21

ENVIRONMENTAL CONTROL
Other securities[1]		2,502,169	0.30

		2,502,169	0.30

FOOD
Archer-Daniels-Midland Co.	160,416	2,723,864	0.33
Kroger Co.[2]	203,832	3,163,473	0.38
Other securities[1]		16,911,582	2.03

		22,798,919	2.74

FOREST PRODUCTS & PAPER
Other securities[1]		7,562,728	0.91

		7,562,728	0.91

GAS
Other securities[1]		5,996,249	0.72

		5,996,249	0.72

HAND & MACHINE TOOLS
Other securities[1]		2,969,043	0.36

		2,969,043	0.36

HEALTH CARE - PRODUCTS
Biomet Inc.	70,338	3,297,445	0.40
Other securities[1]		13,706,887	1.65

		17,004,332	2.05

HEALTH CARE - SERVICES
Anthem Inc.[2,3]	38,330	3,344,292	0.40
Other securities[1]		15,630,711	1.88

		18,975,003	2.28

HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		786,132	0.09

		786,132	0.09

HOME BUILDERS
Other securities[1]		11,367,227	1.37

		11,367,227	1.37

HOME FURNISHINGS
Other securities[1]		4,820,758	0.58

		4,820,758	0.58

HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	39,585	2,932,853	0.36
Other securities[1]		5,252,563	0.63

		8,185,416	0.99

HOUSEWARES
Other securities[1]		1,516,627	0.18

		1,516,627	0.18

INSURANCE
CIGNA Corp.	39,106	2,722,951	0.33
Principal Financial Group Inc.	88,252	3,174,424	0.38
Other securities[1]		37,570,518	4.52

		43,467,893	5.23

INTERNET
Other securities[1]		6,351,139	0.76

		6,351,139	0.76

INVESTMENT COMPANIES
Other securities[1]		1,467,717	0.18

		1,467,717	0.18

IRON & STEEL
Other securities[1]		3,321,327	0.40

		3,321,327	0.40

LEISURE TIME
Other securities[1]		2,800,370	0.34

		2,800,370	0.34

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
LODGING
Marriott International Inc. Class A	53,027	$2,755,283	0.33%
Starwood Hotels & Resorts Worldwide Inc.	57,024	2,647,054	0.32
Other securities[1]		8,431,718	1.01

		13,834,055	1.66

MACHINERY
Other securities[1]		5,446,732	0.66

		5,446,732	0.66

MANUFACTURING
Eastman Kodak Co.[3]	83,629	2,694,526	0.32
Eaton Corp.	41,480	2,630,247	0.32
Other securities[1]		12,507,678	1.51

		17,832,451	2.15

MEDIA
Other securities[1]		17,815,280	2.14

		17,815,280	2.14

METAL FABRICATE & HARDWARE
Other securities[1]		1,904,052	0.23

		1,904,052	0.23

MINING
Other securities[1]		4,798,879	0.58

		4,798,879	0.58

OFFICE & BUSINESS EQUIPMENT
Pitney Bowes Inc.	63,917	2,818,740	0.34
Xerox Corp.[2,3]	221,264	3,115,397	0.37
Other securities[1]		394,436	0.05

		6,328,573	0.76

OFFICE FURNISHINGS
Other securities[1]		1,317,045	0.16

		1,317,045	0.16

OIL & GAS
Marathon Oil Corp.	95,488	3,941,745	0.47
Unocal Corp.	72,888	3,134,184	0.38
Valero Energy Corp.	35,463	2,844,487	0.34
Other securities[1]		22,446,971	2.70

		32,367,387	3.89

OIL & GAS SERVICES
Baker Hughes Inc.	92,066	4,025,126	0.48
Other securities[1]		8,290,893	1.00

		12,316,019	1.48

PACKAGING & CONTAINERS
Other securities[1]		6,459,724	0.78

		6,459,724	0.78

PHARMACEUTICALS
Allergan Inc.	36,321	2,635,089	0.32
Other securities[1]		20,280,459	2.44

		22,915,548	2.76

PIPELINES
Other securities[1]		8,372,838	1.01

		8,372,838	1.01

REAL ESTATE
Other securities[1]		1,208,000	0.15

		1,208,000	0.15

REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust	112,028	3,052,763	0.37
Other securities[1]		45,998,505	5.53

		49,051,268	5.90

RETAIL
Bed Bath & Beyond Inc.[2]	83,080	3,083,099	0.37
Yum! Brands Inc.	80,015	3,253,410	0.39
Other securities[1]		47,867,471	5.76

		54,203,980	6.52

SAVINGS & LOANS
Other securities[1]		9,119,488	1.10

		9,119,488	1.10

SEMICONDUCTORS
Linear Technology Corp.	86,286	3,127,005	0.38
Other securities[1]		21,764,912	2.62

		24,891,917	3.00

SOFTWARE
Adobe Systems Inc.	65,416	3,236,130	0.39
Other securities[1]		23,401,314	2.82

		26,637,444	3.21

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
TELECOMMUNICATIONS
Juniper Networks Inc.[2]	147,346	$3,477,366	0.42%
Other securities[1]		20,357,590	2.45

		23,834,956	2.87

TEXTILES
Other securities[1]		2,597,305	0.31

		2,597,305	0.31

TOYS, GAMES & HOBBIES
Other securities[1]		3,198,527	0.39

		3,198,527	0.39

TRANSPORTATION
Burlington Northern Santa Fe Corp.	102,519	3,927,503	0.47
Norfolk Southern Corp.	108,397	3,223,727	0.39
Other securities[1]		7,316,343	0.88

		14,467,573	1.74

WATER
Other securities[1]		570,217	0.07

		570,217	0.07

TOTAL COMMON STOCKS (Cost: $793,903,301)		828,016,123	99.63

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
UBS Finance (Delaware) 1.11% - 1.88%, 10/01/04 - 12/17/04	$3,911,827	3,909,836	0.47
Other securities[1]		17,242,509	2.08

		21,152,345	2.55

FLOATING RATE NOTES
Other securities[1]		22,389,408	2.69

		22,389,408	2.69

MEDIUM-TERM NOTES
Other securities[1]		1,760,479	0.21

		1,760,479	0.21

Security	Shares	Value	% of Net Assets
MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	2,235,329	$2,235,329	0.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	8,752,843	8,752,843	1.05
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	6,147,156	6,147,156	0.74
Other securities[1]		607,169	0.08

		17,742,497	2.14

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		10,673,698	1.28

		10,673,698	1.28

TIME DEPOSITS
Other securities[1]		11,450,177	1.38

		11,450,177	1.38

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		2,025,244	0.24

		2,025,244	0.24

TOTAL SHORT-TERM INVESTMENTS (Cost: $87,193,848)		87,193,848	10.49

TOTAL INVESTMENTS IN SECURITIES (Cost: $881,097,149)		915,209,971	110.12
Other Assets, Less Liabilities		(84,075,852)	(10.12)

NET ASSETS		$831,134,119	100.00%

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2004

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$179,612,657	21.61%
Consumer Non-Cyclical	140,302,823	16.88
Consumer Cyclical	127,835,207	15.38
Technology	87,314,972	10.51
Industrial	86,188,807	10.37
Utilities	59,920,437	7.21
Energy	56,116,264	6.75
Communications	51,394,992	6.18
Basic Materials	38,543,832	4.64
Diversified	786,132	0.09
Short-Term and Other Net Assets	3,117,996	0.38

TOTAL	$831,134,119	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$4,695,508	0.80%

		4,695,508	0.80

AEROSPACE & DEFENSE
Rockwell Collins Inc.	84,481	3,137,624	0.53
Other securities[1]		2,961,253	0.50

		6,098,877	1.03

AIRLINES
Southwest Airlines Co.	297,288	4,049,063	0.69
Other securities[1]		1,198,369	0.20

		5,247,432	0.89

APPAREL
Coach Inc.[2]	89,629	3,802,062	0.65
Other securities[1]		1,152,086	0.19

		4,954,148	0.84

AUTO MANUFACTURERS
Other securities[1]		1,532,294	0.26

		1,532,294	0.26

AUTO PARTS & EQUIPMENT
Other securities[1]		1,545,469	0.26

		1,545,469	0.26

BANKS
Other securities[1]		12,993,124	2.20

		12,993,124	2.20

BEVERAGES
Other securities[1]		2,353,465	0.40

		2,353,465	0.40

BIOTECHNOLOGY
Genzyme Corp.[2]	108,009	5,876,770	0.99
MedImmune Inc.[2]	123,269	2,921,475	0.49
Other securities[1]		10,297,247	1.75

		19,095,492	3.23

BUILDING MATERIALS
American Standard Companies Inc.[2]	88,611	3,447,854	0.59
Other securities[1]		187,191	0.03

		3,635,045	0.62

CHEMICALS
Ecolab Inc.	87,783	2,759,898	0.47
Other securities[1]		3,859,318	0.65

		6,619,216	1.12

COAL
Other securities[1]		1,281,596	0.22

		1,281,596	0.22

COMMERCIAL SERVICES
Block (H & R) Inc.	83,329	4,118,119	0.70
Moody’s Corp.	59,814	4,381,376	0.74
Other securities[1]		20,707,938	3.50

		29,207,433	4.94

COMPUTERS
Apple Computer Inc.[2]	91,076	3,529,195	0.60
Lexmark International Inc.[2]	61,866	5,197,363	0.88
Network Appliance Inc.[2]	148,681	3,419,663	0.58
SunGard Data Systems Inc.[2]	120,945	2,874,863	0.49
Other securities[1]		15,296,441	2.58

		30,317,525	5.13

COSMETICS & PERSONAL CARE
Other securities[1]		3,361,882	0.57

		3,361,882	0.57

DISTRIBUTION & WHOLESALE
Other securities[1]		4,147,317	0.70

		4,147,317	0.70

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		18,904,515	3.20

		18,904,515	3.20

ELECTRIC
AES Corp. (The)[2]	303,559	3,032,554	0.51
Other securities[1]		184,067	0.03

		3,216,621	0.54

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		3,964,718	0.67

		3,964,718	0.67

ELECTRONICS
Fisher Scientific International Inc.[2]	51,837	3,023,652	0.51
Other securities[1]		16,146,723	2.73

		19,170,375	3.24

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$1,503,104	0.25%

		1,503,104	0.25

ENTERTAINMENT
Other securities[1]		2,286,827	0.39

		2,286,827	0.39

ENVIRONMENTAL CONTROL
Other securities[1]		1,494,055	0.25

		1,494,055	0.25

FOOD
Hershey Foods Corp.	59,109	2,760,981	0.47
Other securities[1]		5,489,097	0.93

		8,250,078	1.40

HAND & MACHINE TOOLS
Other securities[1]		2,559,469	0.43

		2,559,469	0.43

HEALTH CARE - PRODUCTS
Bard (C.R.) Inc.	49,715	2,815,360	0.48
Biomet Inc.	121,142	5,679,137	0.96
Other securities[1]		19,111,405	3.23

		27,605,902	4.67

HEALTH CARE - SERVICES
Laboratory Corp. of America Holdings[2]	63,793	2,789,030	0.47
Quest Diagnostics Inc.	38,387	3,386,501	0.57
Other securities[1]		14,518,118	2.46

		20,693,649	3.50

HOME BUILDERS
Other securities[1]		9,035,823	1.53

		9,035,823	1.53

HOME FURNISHINGS
Harman International Industries Inc.	28,039	3,021,202	0.51
Other securities[1]		1,439,972	0.25

		4,461,174	0.76

HOUSEHOLD PRODUCTS & WARES
Avery Dennison Corp.	52,622	3,461,475	0.59
Fortune Brands Inc.	64,725	4,795,475	0.81
Other securities[1]		4,197,321	0.71

		12,454,271	2.11

HOUSEWARES
Other securities[1]		196,833	0.03

		196,833	0.03

INSURANCE
Other securities[1]		5,600,223	0.95

		5,600,223	0.95

INTERNET
Other securities[1]		8,991,054	1.52

		8,991,054	1.52

INVESTMENT COMPANIES
Other securities[1]		359,721	0.06

		359,721	0.06

IRON & STEEL
Other securities[1]		1,718,431	0.29

		1,718,431	0.29

LEISURE TIME
Other securities[1]		2,342,108	0.40

		2,342,108	0.40

LODGING
Hilton Hotels Corp.	156,174	2,942,318	0.50
Marriott International Inc. Class A	80,769	4,196,757	0.71
Other securities[1]		7,969,165	1.35

		15,108,240	2.56

MACHINERY
Other securities[1]		5,681,047	0.96

		5,681,047	0.96

MANUFACTURING
Dover Corp.	78,043	3,033,531	0.51
Other securities[1]		4,605,345	0.78

		7,638,876	1.29

MEDIA
Other securities[1]		20,737,359	3.51

		20,737,359	3.51

METAL FABRICATE & HARDWARE
Other securities[1]		1,941,424	0.33

		1,941,424	0.33

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
MINING
Freeport-McMoRan Copper & Gold Inc.	73,313	$2,969,177	0.50%
Other securities[1]		188,662	0.03

		3,157,839	0.53

OFFICE & BUSINESS EQUIPMENT
Pitney Bowes Inc.	61,014	2,690,717	0.46
Other securities[1]		487,084	0.08

		3,177,801	0.54

OFFICE FURNISHINGS
Other securities[1]		1,941,728	0.33

		1,941,728	0.33

OIL & GAS
XTO Energy Inc.	121,792	3,955,804	0.67
Other securities[1]		6,478,041	1.10

		10,433,845	1.77

OIL & GAS SERVICES
Baker Hughes Inc.	158,584	6,933,292	1.17
BJ Services Co.	76,635	4,016,440	0.68
Smith International Inc.[2]	49,734	3,020,346	0.51
Other securities[1]		4,057,849	0.69

		18,027,927	3.05

PACKAGING & CONTAINERS
Other securities[1]		3,743,619	0.63

		3,743,619	0.63

PHARMACEUTICALS
Allergan Inc.	62,545	4,537,640	0.77
Other securities[1]		25,955,441	4.39

		30,493,081	5.16

PIPELINES
Other securities[1]		455,822	0.08

		455,822	0.08

REAL ESTATE
Other securities[1]		1,254,010	0.21

		1,254,010	0.21

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		5,346,211	0.91

		5,346,211	0.91

RETAIL
Bed Bath & Beyond Inc.[2]	143,079	5,309,662	0.90
Dollar General Corp.	140,595	2,832,989	0.48
Yum! Brands Inc.	137,802	5,603,029	0.95
Other securities[1]		40,268,002	6.81

		54,013,682	9.14

SAVINGS & LOANS
Other securities[1]		1,141,571	0.19

		1,141,571	0.19

SEMICONDUCTORS
Altera Corp.[2]	180,617	3,534,675	0.60
KLA-Tencor Corp.[2]	97,773	4,055,624	0.69
Linear Technology Corp.	147,322	5,338,949	0.90
Microchip Technology Inc.	101,543	2,725,414	0.46
Other securities[1]		21,423,296	3.63

		37,077,958	6.28

SOFTWARE
Adobe Systems Inc.	113,684	5,623,947	0.95
Autodesk Inc.	56,001	2,723,329	0.46
Fiserv Inc.[2]	92,869	3,237,413	0.55
IMS Health Inc.	111,960	2,678,083	0.45
Intuit Inc.[2]	84,352	3,829,581	0.65
Veritas Software Corp.[2]	211,204	3,759,431	0.64
Other securities[1]		17,960,026	3.04

		39,811,810	6.74

TELECOMMUNICATIONS
Avaya Inc.[2]	190,520	2,655,849	0.45
Juniper Networks Inc.[2]	254,570	6,007,852	1.02
Other securities[1]		15,745,660	2.66

		24,409,361	4.13

TEXTILES
Other securities[1]		3,531,587	0.60

		3,531,587	0.60

TOYS, GAMES & HOBBIES
Other securities[1]		2,120,249	0.36

		2,120,249	0.36

TRANSPORTATION
Other securities[1]		6,682,469	1.13

		6,682,469	1.13

TOTAL COMMON STOCKS (Cost: $575,317,244)		589,822,290	99.83

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
UBS Finance (Delaware) 1.11% - 1.88%, 10/01/04 - 12/17/04	$4,088,987	$4,086,906	0.69%
Other securities[1]		18,023,393	3.05

		22,110,299	3.74

FLOATING RATE NOTES
Other securities[1]		23,403,388	3.96

		23,403,388	3.96

MEDIUM-TERM NOTES
Other securities[1]		1,840,209	0.31

		1,840,209	0.31

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	2,336,564	2,336,564	0.39
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	8,944,662	8,944,662	1.51
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	6,425,551	6,425,551	1.09
Other securities[1]		634,668	0.11

		18,341,445	3.10

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[5]		11,157,093	1.89

		11,157,093	1.89

TIME DEPOSITS
Other securities[1]		11,968,733	2.03

		11,968,733	2.03

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		2,116,964	0.36

		2,116,964	0.36

TOTAL SHORT-TERM INVESTMENTS (Cost: $90,938,131)		90,938,131	15.39

TOTAL INVESTMENTS IN SECURITIES (Cost: $666,255,375)		680,760,421	115.22
Other Assets, Less Liabilities		(89,940,203)	(15.22)

NET ASSETS		$590,820,218	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$153,515,253	25.98%
Consumer Cyclical	112,464,911	19.04
Technology	110,385,094	18.68
Industrial	64,113,078	10.85
Communications	58,833,282	9.96
Financial	45,599,375	7.72
Energy	30,199,190	5.11
Basic Materials	11,495,486	1.95
Utilities	3,216,621	0.54
Short-Term and Other Net Assets	997,928	0.17

TOTAL	$590,820,218	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$429,509	0.06%

		429,509	0.06

AEROSPACE & DEFENSE
Other securities[1]		2,797,739	0.42

		2,797,739	0.42

AGRICULTURE
Monsanto Co.	100,763	3,669,788	0.55
Reynolds American Inc.	57,033	3,880,525	0.58
Other securities[1]		3,056,625	0.45

		10,606,938	1.58

AIRLINES
Other securities[1]		1,336,092	0.20

		1,336,092	0.20

APPAREL
Other securities[1]		5,818,247	0.87

		5,818,247	0.87

AUTO MANUFACTURERS
PACCAR Inc.	66,503	4,596,687	0.68
Other securities[1]		934,673	0.14

		5,531,360	0.82

AUTO PARTS & EQUIPMENT
Other securities[1]		9,531,120	1.42

		9,531,120	1.42

BANKS
AmSouth Bancorp	133,649	3,261,036	0.49
Comerica Inc.	65,671	3,897,574	0.58
Marshall & Ilsley Corp.	84,289	3,396,847	0.51
Regions Financial Corp.	174,491	5,768,672	0.86
SouthTrust Corp.	124,987	5,206,958	0.78
Other securities[1]		40,917,466	6.10

		62,448,553	9.32

BEVERAGES
Other securities[1]		3,015,096	0.45

		3,015,096	0.45

BIOTECHNOLOGY
Other securities[1]		2,186,195	0.33

		2,186,195	0.33

BUILDING MATERIALS
Other securities[1]		3,736,298	0.56

		3,736,298	0.56

CHEMICALS
Air Products & Chemicals Inc.	86,151	4,684,891	0.70
PPG Industries Inc.	65,037	3,985,467	0.59
Praxair Inc.	87,787	3,752,016	0.56
Other securities[1]		14,298,716	2.14

		26,721,090	3.99

COAL
Other securities[1]		3,168,797	0.47

		3,168,797	0.47

COMMERCIAL SERVICES
Other securities[1]		9,107,477	1.36

		9,107,477	1.36

COMPUTERS
Computer Sciences Corp.[2]	71,714	3,377,729	0.50
Electronic Data Systems Corp.	209,475	4,061,720	0.61
Other securities[1]		9,516,460	1.42

		16,955,909	2.53

COSMETICS & PERSONAL CARE
Other securities[1]		137,658	0.02

		137,658	0.02

DISTRIBUTION & WHOLESALE
Other securities[1]		5,994,817	0.89

		5,994,817	0.89

DIVERSIFIED FINANCIAL SERVICES
Bear Stearns Companies Inc. (The)	39,811	3,828,624	0.57
Other securities[1]		11,154,318	1.67

		14,982,942	2.24

ELECTRIC
Ameren Corp.	71,936	3,319,846	0.50
Consolidated Edison Inc.[3]	91,346	3,840,186	0.57
Edison International	123,632	3,277,484	0.49
FPL Group Inc.	69,917	4,776,729	0.71
PG&E Corp.[2]	150,639	4,579,426	0.68
PPL Corp.	70,560	3,329,021	0.50

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
Progress Energy Inc.	93,676	$3,966,242	0.59%
Public Service Enterprise Group Inc.[3]	89,695	3,821,007	0.57
TXU Corp.	112,022	5,368,094	0.80
Other securities[1]		34,527,717	5.15

		70,805,752	10.56

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		3,051,904	0.46

		3,051,904	0.46

ELECTRONICS
Other securities[1]		8,297,121	1.24

		8,297,121	1.24

ENGINEERING & CONSTRUCTION
Other securities[1]		1,024,821	0.15

		1,024,821	0.15
ENTERTAINMENT
Other securities[1]		504,627	0.07

		504,627	0.07

ENVIRONMENTAL CONTROL
Other securities[1]		1,740,930	0.26

		1,740,930	0.26

FOOD
Albertson’s Inc.[3]	139,544	3,339,288	0.50
Archer-Daniels-Midland Co.	220,968	3,752,037	0.56
Kroger Co.[2]	280,258	4,349,604	0.65
Safeway Inc.[2]	181,228	3,499,513	0.52
Other securities[1]		9,971,336	1.49

		24,911,778	3.72

FOREST PRODUCTS & PAPER
Georgia-Pacific Corp.	96,742	3,477,875	0.52
Other securities[1]		7,314,799	1.09

		10,792,674	1.61

GAS
Other securities[1]		8,174,212	1.22

		8,174,212	1.22

HAND & MACHINE TOOLS
Other securities[1]		2,035,414	0.30

		2,035,414	0.30

HEALTH CARE - PRODUCTS
Other securities[1]		1,511,592	0.23

		1,511,592	0.23

HEALTH CARE - SERVICES
Other securities[1]		9,867,372	1.47

		9,867,372	1.47

HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		1,205,965	0.18
		1,205,965	0.18

HOME BUILDERS
Other securities[1]		8,634,802	1.29

		8,634,802	1.29

HOME FURNISHINGS
Other securities[1]		2,992,158	0.45

		2,992,158	0.45

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		1,418,654	0.21

		1,418,654	0.21

HOUSEWARES
Other securities[1]		1,931,716	0.29

		1,931,716	0.29

INSURANCE
AON Corp.	119,881	3,445,380	0.51
CIGNA Corp.	53,647	3,735,441	0.56
Loews Corp.	56,383	3,298,406	0.49
MBIA Inc.	54,793	3,189,501	0.48
Principal Financial Group Inc.	121,000	4,352,370	0.65
Other securities[1]		35,781,998	5.34

		53,803,096	8.03

INTERNET
Other securities[1]		1,355,964	0.20

		1,355,964	0.20

INVESTMENT COMPANIES
Other securities[1]		1,725,259	0.26

		1,725,259	0.26

IRON & STEEL
Other securities[1]		3,202,326	0.48

		3,202,326	0.48

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[1]		$2,192,287	0.33%

		2,192,287	0.33

LODGING
Other securities[1]		6,994,322	1.04

		6,994,322	1.04

MACHINERY
Other securities[1]		3,092,274	0.46

		3,092,274	0.46

MANUFACTURING
Eastman Kodak Co.[3]	113,143	3,645,467	0.54
Eaton Corp.	57,137	3,623,057	0.54
Other securities[1]		10,301,061	1.54

		17,569,585	2.62

MEDIA
Other securities[1]		9,692,804	1.45

		9,692,804	1.45

METAL FABRICATE & HARDWARE
Other securities[1]		1,072,510	0.16

		1,072,510	0.16

MINING
Phelps Dodge Corp.	35,486	3,265,777	0.49
Other securities[1]		794,999	0.12

		4,060,776	0.61

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.[2,3]	275,773	3,882,884	0.58
Other securities[1]		2,297,720	0.34

		6,180,604	0.92

OFFICE FURNISHINGS
Other securities[1]		258,664	0.04

		258,664	0.04

OIL & GAS
Marathon Oil Corp.	130,916	5,404,212	0.81
Unocal Corp.	99,920	4,296,560	0.64
Valero Energy Corp.	48,806	3,914,729	0.58
Other securities[1]		21,948,751	3.28

		35,564,252	5.31

OIL & GAS SERVICES
Other securities[1]		2,564,278	0.38

		2,564,278	0.38

PACKAGING & CONTAINERS
Other securities[1]		5,881,221	0.88

		5,881,221	0.88

PHARMACEUTICALS
Other securities[1]		6,885,950	1.03

		6,885,950	1.03

PIPELINES
Other securities[1]		11,420,702	1.70

		11,420,702	1.70

REAL ESTATE
Other securities[1]		645,441	0.10

		645,441	0.10

REAL ESTATE INVESTMENT TRUSTS
Equity Office Properties Trust	153,357	4,178,978	0.62
Equity Residential	106,308	3,295,548	0.49
Simon Property Group Inc.	59,305	3,180,527	0.48
Other securities[1]		52,376,138	7.81

		63,031,191	9.40

RETAIL
Federated Department Stores Inc.	70,674	3,210,720	0.48
Limited Brands Inc.	148,552	3,311,224	0.49
Penney (J.C.) Co. Inc. (Holding Co.)	92,365	3,258,637	0.49
Sears, Roebuck and Co.	86,522	3,447,902	0.51
Other securities[1]		18,889,037	2.82

		32,117,520	4.79

SAVINGS & LOANS
Other securities[1]		11,509,042	1.72

		11,509,042	1.72

SEMICONDUCTORS
Other securities[1]		5,914,062	0.88

		5,914,062	0.88

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[1]		$5,033,546	0.75%

		5,033,546	0.75

TELECOMMUNICATIONS
Other securities[1]		13,763,202	2.05

		13,763,202	2.05

TEXTILES
Other securities[1]		744,440	0.11

		744,440	0.11

TOYS, GAMES & HOBBIES
Other securities[1]		2,777,175	0.41

		2,777,175	0.41

TRANSPORTATION
Burlington Northern Santa Fe Corp.	139,988	5,362,940	0.80
Norfolk Southern Corp.	148,620	4,419,959	0.66
Other securities[1]		4,794,652	0.71

		14,577,551	2.17

WATER
Other securities[1]		774,071	0.12

		774,071	0.12

TOTAL COMMON STOCKS (Cost: $619,659,218)		667,811,444	99.64

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		15,244,146	2.27

		15,244,146	2.27

FLOATING RATE NOTES
Other securities[1]		16,135,678	2.41

		16,135,678	2.41

MEDIUM-TERM NOTES
Other securities[1]		1,268,750	0.19

		1,268,750	0.19

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	1,610,965	1,610,965	0.24
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	6,353,070	6,353,070	0.95
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	4,430,154	4,430,154	0.66
Other securities[1]		437,577	0.06

		12,831,766	1.91

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		7,692,358	1.15

		7,692,358	1.15

TIME DEPOSITS
Other securities[1]		8,251,953	1.23

		8,251,953	1.23

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		1,459,561	0.22

		1,459,561	0.22

TOTAL SHORT-TERM INVESTMENTS (Cost: $62,884,212)		62,884,212	9.38

TOTAL INVESTMENTS IN SECURITIES (Cost: $682,543,430)		730,695,656	109.02
Other Assets, Less Liabilities		(60,453,368)	(9.02)

NET ASSETS		$670,242,288	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$208,145,524	31.06%
Consumer Cyclical	87,359,347	13.03
Utilities	79,754,035	11.90
Consumer Non-Cyclical	69,648,710	10.39
Industrial	65,542,184	9.78
Energy	52,718,029	7.87
Basic Materials	44,112,050	6.58
Technology	34,084,121	5.08
Communications	25,241,479	3.77
Diversified	1,205,965	0.18
Short-Term and Other Net Assets	2,430,844	0.36

TOTAL	$670,242,288	100.00%

See notes to financial statements.

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2004

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,720,741,696	$115,235,093	$231,832,796	$863,961,821	$648,548,598	$670,149,241

Affiliated issuers[a]	$20,602,763	$1,360,336	$3,188,863	$17,135,328	$17,706,777	$12,394,189

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$1,625,919,965	$115,169,582	$256,891,256	$898,074,643	$663,053,644	$718,301,467
Affiliated issuers[a]	20,602,763	1,360,336	3,188,863	17,135,328	17,706,777	12,394,189
Receivables:
Investment securities sold	1,671,336	259,415	181,080	3,163,272	811,236	3,680,719
Dividends and interest	1,781,147	58,147	416,708	937,806	235,001	1,100,055

Total Assets	1,649,975,211	116,847,480	260,677,907	919,311,049	681,806,658	735,476,430

LIABILITIES
Payables:
Investment securities purchased	2,139,763	224,652	289,783	1,103,420	2,595	2,410,445
Collateral for securities on loan (Note 5)	103,448,189	6,837,603	15,930,524	86,814,844	90,746,546	62,566,030
Investment advisory fees (Note 2)	519,895	45,391	100,521	258,666	237,299	257,667

Total Liabilities	106,107,847	7,107,646	16,320,828	88,176,930	90,986,440	65,234,142

NET ASSETS	$1,543,867,364	$109,739,834	$244,357,079	$831,134,119	$590,820,218	$670,242,288

Net assets consist of:
Paid-in capital	$1,696,684,007	$122,998,238	$219,045,023	$778,814,269	$554,970,246	$607,185,669
Undistributed net investment income	951,798	20,909	245,366	389,477	68,971	472,660
Undistributed net realized gain (accumulated net realized loss)	(58,946,710)	(13,213,802)	8,230	17,817,551	21,275,955	14,431,733
Net unrealized appreciation (depreciation)	(94,821,731)	(65,511)	25,058,460	34,112,822	14,505,046	48,152,226

NET ASSETS	$1,543,867,364	$109,739,834	$244,357,079	$831,134,119	$590,820,218	$670,242,288

Shares outstanding	24,400,000	3,000,000	3,100,000	11,850,000	7,950,000	6,700,000

Net asset value per share	$63.27	$36.58	$78.82	$70.14	$74.32	$100.04

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $100,034,633, $6,625,155, $15,387,332, $84,128,806, $88,234,539 and $60,444,049, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2004

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends[a]	$12,844,277	$537,174	$2,857,972	$5,711,280	$1,544,866	$6,249,381
Interest[b]	7,022	448	1,245	3,836	1,496	2,782
Securities lending income[b]	86,277	5,864	13,865	52,234	43,236	38,258

Total investment income	12,937,576	543,486	2,873,082	5,767,350	1,589,598	6,290,421

EXPENSES (Note 2)
Investment advisory fees	1,504,656	138,848	298,615	707,381	676,379	665,293

Total expenses	1,504,656	138,848	298,615	707,381	676,379	665,293

Net investment income	11,432,920	404,638	2,574,467	5,059,969	913,219	5,625,128

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,892,493)	(2,172,986)	2,086,955	(996,153)	2,447,817	297,366
In-kind redemptions	17,263,699	2,517,418	2,740,692	23,632,112	32,991,602	19,359,107

Net realized gain	2,371,206	344,432	4,827,647	22,635,959	35,439,419	19,656,473

Net change in unrealized appreciation (depreciation)	(18,280,138)	(4,667,586)	(2,390,511)	(22,074,197)	(54,273,795)	(770,530)

Net realized and unrealized gain (loss)	(15,908,932)	(4,323,154)	2,437,136	561,762	(18,834,376)	18,885,943

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,476,012)	$(3,918,516)	$5,011,603	$5,621,731	$(17,921,157)	$24,511,071

[a]	Net of foreign withholding tax of $1,216, $109, $155, $1,818, $2,038 and $982, respectively.
[b]	Includes income earned from affiliated issuers. The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

See notes to financial statements.

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund		iShares Russell 3000 Value Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,432,920	$18,213,914	$404,638	$680,651	$2,574,467	$3,090,979
Net realized gain (loss)	2,371,206	85,521,973	344,432	4,128,160	4,827,647	(1,454,467)
Net change in unrealized appreciation (depreciation)	(18,280,138)	258,685,697	(4,667,586)	17,813,397	(2,390,511)	43,169,689

Net increase (decrease) in net assets resulting from operations	(4,476,012)	362,421,584	(3,918,516)	22,622,208	5,011,603	44,806,201

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,706,643)	(18,369,578)	(396,062)	(695,739)	(2,399,431)	(3,080,793)
Return of capital	—	(55,483)	—	—	—	—

Total distributions to shareholders	(10,706,643)	(18,425,061)	(396,062)	(695,739)	(2,399,431)	(3,080,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	236,537,615	688,771,737	11,202,930	58,216,397	23,518,480	86,169,516
Cost of shares redeemed	(94,835,328)	(600,560,974)	(11,552,230)	(23,145,440)	(7,645,880)	—

Net increase (decrease) in net assets from capital share transactions	141,702,287	88,210,763	(349,300)	35,070,957	15,872,600	86,169,516

INCREASE (DECREASE) IN NET ASSETS	126,519,632	432,207,286	(4,663,878)	56,997,426	18,484,772	127,894,924

NET ASSETS:
Beginning of period	1,417,347,732	985,140,446	114,403,712	57,406,286	225,872,307	97,977,383

End of period	$1,543,867,364	$1,417,347,732	$109,739,834	$114,403,712	$244,357,079	$225,872,307

Undistributed net investment income included in net assets at end of period	$951,798	$225,521	$20,909	$12,333	$245,366	$70,330

SHARES ISSUED AND REDEEMED:
Shares sold	3,800,000	11,150,000	300,000	1,600,000	300,000	1,150,000
Shares redeemed	(1,500,000)	(9,900,000)	(300,000)	(600,000)	(100,000)	—

Net increase in shares outstanding	2,300,000	1,250,000	—	1,000,000	200,000	1,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund		iShares Russell Midcap Value Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,059,969	$4,934,635	$913,219	$761,816	$5,625,128	$4,244,554
Net realized gain	22,635,959	45,867,662	35,439,419	6,702,312	19,656,473	4,807,602
Net change in unrealized appreciation (depreciation)	(22,074,197)	73,047,299	(54,273,795)	82,017,349	(770,530)	64,476,707

Net increase (decrease) in net assets resulting from operations	5,621,731	123,849,596	(17,921,157)	89,481,477	24,511,071	73,528,863

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,752,898)	(4,817,304)	(867,188)	(755,204)	(5,271,650)	(4,095,678)
Return of capital	—	(120,633)	—	—	—	(114,083)

Total distributions to shareholders	(4,752,898)	(4,937,937)	(867,188)	(755,204)	(5,271,650)	(4,209,761)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	308,467,131	451,799,487	200,834,117	306,637,115	298,925,257	247,878,835
Cost of shares redeemed	(71,400,726)	(171,266,083)	(84,605,830)	(18,456,546)	(48,305,458)	(22,040,761)

Net increase in net assets from capital share transactions	237,066,405	280,533,404	116,228,287	288,180,569	250,619,799	225,838,074

INCREASE IN NET ASSETS	237,935,238	399,445,063	97,439,942	376,906,842	269,859,220	295,157,176

NET ASSETS:
Beginning of period	593,198,881	193,753,818	493,380,276	116,473,434	400,383,068	105,225,892

End of period	$831,134,119	$593,198,881	$590,820,218	$493,380,276	$670,242,288	$400,383,068

Undistributed net investment income included in net assets at end of period	$389,477	$82,406	$68,971	$22,940	$472,660	$119,182

SHARES ISSUED AND REDEEMED:
Shares sold	4,450,000	7,050,000	2,700,000	4,450,000	3,100,000	2,750,000
Shares redeemed	(1,050,000)	(2,700,000)	(1,150,000)	(300,000)	(500,000)	(250,000)

Net increase in shares outstanding	3,400,000	4,350,000	1,550,000	4,150,000	2,600,000	2,500,000

See notes to financial statements.

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$64.13	$47.25	$63.89	$63.69	$76.23

Income from investment operations:
Net investment income	0.48	0.90	0.90	0.65	0.51
Net realized and unrealized gain (loss)	(0.89)	16.90	(16.65)	0.19	(12.56)

Total from investment operations	(0.41)	17.80	(15.75)	0.84	(12.05)

Less distributions from:
Net investment income	(0.45)	(0.92)	(0.89)	(0.64)	(0.48)
Net realized gain	—	—	—	—	(0.01)
Return of capital	—	(0.00)[e]	—	—	—

Total distributions	(0.45)	(0.92)	(0.89)	(0.64)	(0.49)

Net asset value, end of period	$63.27	$64.13	$47.25	$63.89	$63.69

Total return	(0.64)%[b]	37.86%	(24.73)%	1.35%	(15.90)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,543,867	$1,417,348	$985,140	$1,360,937	$388,509
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.52%	1.54%	1.53%	1.20%	1.09%
Portfolio turnover rate[d]	3%	4%	5%	6%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$38.13	$28.70	$39.72	$40.70	$68.63

Income from investment operations:
Net investment income	0.14	0.25	0.23	0.20	0.06
Net realized and unrealized gain (loss)	(1.55)	9.44	(11.03)	(0.99)	(27.93)

Total from investment operations	(1.41)	9.69	(10.80)	(0.79)	(27.87)

Less distributions from:
Net investment income	(0.14)	(0.26)	(0.22)	(0.19)	(0.06)
Net realized gain	—	—	—	—	(0.00)[e]

Total distributions	(0.14)	(0.26)	(0.22)	(0.19)	(0.06)

Net asset value, end of period	$36.58	$38.13	$28.70	$39.72	$40.70

Total return	(3.71)%[b]	33.84%	(27.21)%	(1.95)%	(40.62)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,740	$114,404	$57,406	$27,806	$20,351
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.73%	0.78%	0.83%	0.47%	0.20%
Portfolio turnover rate[d]	14%	11%	15%	18%	3%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$77.89	$55.99	$74.12	$71.59	$69.91

Income from investment operations:
Net investment income	0.82	1.43	1.21	1.25	0.83
Net realized and unrealized gain (loss)	0.88	21.94	(18.13)	2.50	1.71

Total from investment operations	1.70	23.37	(16.92)	3.75	2.54

Less distributions from:
Net investment income	(0.77)	(1.47)	(1.21)	(1.22)	(0.77)
Net realized gain	—	—	—	—	(0.09)

Total distributions	(0.77)	(1.47)	(1.21)	(1.22)	(0.86)

Net asset value, end of period	$78.82	$77.89	$55.99	$74.12	$71.59

Total return	2.22%[b]	42.04%	(22.92)%	5.34%	3.60%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$244,357	$225,872	$97,977	$66,712	$32,216
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.16%	2.19%	2.20%	1.79%	1.67%
Portfolio turnover rate[d]	16%	13%	16%	15%	4%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$70.20	$47.26	$60.93	$59.55

Income from investment operations:
Net investment income	0.44	0.77	0.60	0.46
Net realized and unrealized gain (loss)	(0.08)	22.98	(13.67)	1.32

Total from investment operations	0.36	23.75	(13.07)	1.78

Less distributions from:
Net investment income	(0.42)	(0.79)	(0.60)	(0.40)
Return of capital	—	(0.02)	—	—

Total distributions	(0.42)	(0.81)	(0.60)	(0.40)

Net asset value, end of period	$70.14	$70.20	$47.26	$60.93

Total return	0.51%[b]	50.47%	(21.50)%	3.08%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$831,134	$593,199	$193,754	$48,741
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.43%	1.39%	1.50%	1.40%
Portfolio turnover rate[d]	15%	7%	15%	7%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$77.09	$51.77	$70.30	$73.06

Income from investment operations:
Net investment income	0.12	0.15	0.09	0.03
Net realized and unrealized gain (loss)	(2.78)	25.33	(18.54)	(2.77)

Total from investment operations	(2.66)	25.48	(18.45)	(2.74)

Less distributions from:
Net investment income	(0.11)	(0.16)	(0.08)	(0.02)

Total distributions	(0.11)	(0.16)	(0.08)	(0.02)

Net asset value, end of period	$74.32	$77.09	$51.77	$70.30

Total return	(3.44)%[b]	49.25%	(26.24)%	(3.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$590,820	$493,380	$116,473	$80,847
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.34%	0.27%	0.20%	0.08%
Portfolio turnover rate[d]	27%	10%	31%	5%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Period from Jul. 17, 2001[a] to Mar. 31, 2002
Net asset value, beginning of period	$97.65	$65.77	$83.45	$78.86

Income from investment operations:
Net investment income	0.89	1.49	1.35	1.02
Net realized and unrealized gain (loss)	2.35	31.94	(17.70)	4.49

Total from investment operations	3.24	33.43	(16.35)	5.51

Less distributions from:
Net investment income	(0.85)	(1.51)	(1.33)	(0.92)
Return of capital	—	(0.04)	—	—

Total distributions	(0.85)	(1.55)	(1.33)	(0.92)

Net asset value, end of period	$100.04	$97.65	$65.77	$83.45

Total return	3.33%[b]	51.17%	(19.69)%	7.14%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$670,242	$400,383	$105,226	$54,243
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.11%	2.05%	2.24%	1.91%
Portfolio turnover rate[d]	22%	10%	24%	6%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for the periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2004, the Trust offered 72 investment portfolios or funds.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Midcap, iShares Russell Midcap Growth, and iShares Russell Midcap Value Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO THE FINANCIAL STATEMENTS	47

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Russell 3000	$—	$(91,746,025)	$(45,887,963)	$(137,633,988)
Russell 3000 Growth	9,075	4,166,511	(13,119,412)	(8,943,826)
Russell 3000 Value	4,078	24,990,857	(2,295,051)	22,699,884
Russell Midcap	—	54,383,381	(2,932,364)	51,451,017
Russell Midcap Growth	21,910	66,842,963	(12,226,556)	54,638,317
Russell Midcap Value	—	47,099,885	(3,282,687)	43,817,198

For the years ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2004.

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Total
Russell 3000	$21,789,321	$14,801,082	$8,372,619	$44,963,022
Russell 3000 Growth	4,176,050	6,607,675	2,332,229	13,115,954
Russell 3000 Value	605,073	1,545,605	144,373	2,295,051
Russell Midcap	66,369	1,282,837	1,583,158	2,932,364
Russell Midcap Growth	40,231	10,035,874	2,150,451	12,226,556
Russell Midcap Value	30,986	477,717	2,773,984	3,282,687

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2004, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2004 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$1,763,777,383	$94,020,347	$(211,265,002)	$(117,244,655)
Russell 3000 Growth	117,951,951	7,456,966	(8,878,999)	(1,422,033)
Russell 3000 Value	237,459,923	29,245,968	(6,625,772)	22,620,196
Russell Midcap	883,985,639	65,533,651	(34,309,319)	31,224,332
Russell Midcap Growth	670,423,508	45,458,901	(35,121,988)	10,336,913
Russell Midcap Value	684,355,945	56,124,082	(9,784,371)	46,339,711

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2004, a portion of the Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

NOTES TO THE FINANCIAL STATEMENTS	49

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$86,000
Russell 3000 Growth	5,833
Russell 3000 Value	13,813
Russell Midcap	52,013
Russell Midcap Growth	43,022
Russell Midcap Value	38,292

SEI Investments Distribution Company (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2004, BGIS did not receive any brokerage commissions from the Funds.

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As defined under Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund (other than BGIS) did not execute any portfolio transactions with the Funds during the year.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the six months ended September 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment of each Fund in shares of issuers, of which BGFA is an affiliate, for the six months ended September 30, 2004, including income earned from affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Russell 3000
IMMF	5,876	23,804	29,044	636	$636,000	$7,022
Russell 3000 Growth
IMMF	312	926	1,197	41	40,595	448
Russell 3000 Value
IMMF	1,030	5,911	6,827	114	114,077	1,245
Russell Midcap
IMMF	2,817	12,053	14,491	379	379,004	3,836
Russell Midcap Growth
IMMF	1,375	2,955	4,138	192	191,585	1,496
Russell Midcap Value
IMMF	2,033	12,295	14,010	318	318,182	2,782

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the cash collateral for securities on loan, the information reported above for each Fund does not include the Funds’ holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2004, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$52,330,531	$52,059,092
Russell 3000 Growth	15,647,415	15,650,294
Russell 3000 Value	36,871,676	36,796,260
Russell Midcap	102,970,223	105,774,986
Russell Midcap Growth	147,217,825	148,797,446
Russell Midcap Value	116,034,275	117,619,008

In-kind transactions (see Note 4) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$236,236,657	$94,368,815
Russell 3000 Growth	11,197,562	11,544,926
Russell 3000 Value	23,474,402	7,637,096
Russell Midcap	337,587,595	100,152,511
Russell Midcap Growth	232,345,273	115,375,972
Russell Midcap Value	326,838,249	76,420,993

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	53

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1353-iS-0904

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

Beginning March 1, 2005, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov. When filed, the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BG1-F-006-05002

BARCLAYS GLOBAL INVESTORS

iShares®

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS  |  SEPTEMBER 30, 2004

Electronic delivery of this document may be

available to you. See inside for details.

iSHARES RUSSELL 1000 INDEX FUND

iSHARES RUSSELL 1000 GROWTH INDEX FUND

iSHARES RUSSELL 1000 VALUE INDEX FUND

iSHARES RUSSELL 2000 INDEX FUND

iSHARES RUSSELL 2000 GROWTH INDEX FUND

iSHARES RUSSELL 2000 VALUE INDEX FUND

iShares®

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

To sign up for electronic delivery, please follow these simple steps:

1.	Go to www.icsdelivery.com.

2.	From the main page, select the first letter of your brokerage firm’s name.

3.	Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.	Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

To Our Shareholders:

U.S. equity markets generally moved sideways during the six-month reporting period ended September 30, 2004. Underpinning the lack of direction was a continued series of mixed news surrounding the economy. During the second quarter of 2004, improving employment numbers eased the worry about a “jobless” recovery, and equity markets trended upwards. Strong gross domestic product (GDP) figures also contributed to overall investor confidence. During the third quarter, indicators were less impressive, and markets retraced most of their gains. Other events, including higher oil prices and uncertainty about the upcoming presidential election, added to the general market malaise.

Small-capitalization stocks, as represented by the Russell 2000 Index, tended to under-perform large-capitalization and mid-capitalization stocks, as represented by the Russell 1000 Index and Russell Midcap Index, respectively, during the reporting period. However, value-oriented stocks tended to perform better than their growth counterparts during the reporting period. In general, the more growth-oriented sectors, such as technology and biotechnology, suffered the worst declines during the six-month reporting period.

As market conditions change, we encourage you to talk with your financial adviser about the blend of investments or asset allocations that can best help you meet your financial goals. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring market swings. Regardless of market conditions, a sound, disciplined investment plan is essential.

On behalf of the iShares® family of funds, we thank you for making the iShares Funds a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

Lee T. Kranefuss
President and Chairman of the Board of Trustees
iShares trust

SHAREHOLDER LETTER	1

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of 9/30/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	13.76%	13.63%	13.90%	(4.29)%	(4.30)%	(4.15)%	(17.47)%	(17.52)%	(16.93)%
Russell 1000 Growth	7.31%	7.14%	7.51%	(11.50)%	(11.52)%	(11.31)%	(41.30)%	(41.36)%	(40.74)%
Russell 1000 Value	20.28%	20.09%	20.52%	3.64%	3.62%	3.83%	16.88%	16.76%	17.83%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. The Fund invests in substantially all of the securities in the Index in approximately the same proportions as in the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 0.48%, while the Index declined 0.43%.

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund declined 3.47%, while the Growth Index declined 3.39%.

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in substantially all of the securities in the Value Index in approximately the same proportions as in the Value Index. For the reporting period, the Value Fund returned 2.36%, while the Value Index returned 2.44%.

U.S. stocks declined modestly during the reporting period as investors wrestled with conflicting influences and increased uncertainty. The stock market rallied in the first half of the reporting period thanks to strong profit growth and an economic recovery bolstered by resurgent job growth. Although corporate earnings continued to grow at a healthy pace, stocks drifted lower later in the reporting period due to moderating economic growth, soaring oil prices, and a series of interest-rate increases by the Federal Reserve Board.

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Overall, the major stock indexes posted flat to slightly negative returns for the reporting period. As represented by the Russell Indexes, large-capitalization stocks declined modestly, lagging the narrowly positive performance of mid-capitalization shares but outpacing small-capitalization issues. The uncertain investment environment boosted demand for value-oriented stocks during the reporting period, which outperformed growth stocks by a wide margin in the large-capitalization segment of the market.

Within the Index, the best returns during the reporting period came from the energy, materials, and industrial sectors, all of which benefited from a sharp rise in the price of oil and other commodities. The utilities sector of the Index also posted positive results as risk-averse investors flocked to stocks with relatively high dividend yields. The two largest sectors in the Index, financials and information technology, declined during the reporting period. Technology stocks suffered the biggest losses as many companies in the sector reported disappointing earnings. Other lagging sectors included health care and consumer staples.

The Value Index is dominated by financial stocks, which declined fractionally during the reporting period. The industrial and energy sectors, which were among the best performers, are the next two largest sector weightings in the Value Index. In contrast, the two largest sectors in the Growth Index – information technology and health care, which together comprised about half of the Growth Index – both declined during the reporting period.

The Fund’s ten largest holdings as of September 30, 2004 posted mixed results, with five gaining and five declining during the reporting period. The top performer was oil and gas company Exxon Mobil Corp., which reported better-than-expected earnings thanks largely to strong demand and higher oil prices. Other positive performers included two stocks from declining sectors – software giant Microsoft Corp., which announced that it would distribute most of its sizable cash reserves to shareholders through a special dividend, and diversified health care concern Johnson & Johnson, which benefited from rising sales overseas. On the downside, financial services conglomerate Citigroup Inc. and pharmaceutical company Pfizer Inc. posted the most significant declines among the top ten holdings.

In the Value Fund, seven of the top ten holdings as of September 30, 2004 gained ground during the reporting period, led by energy stocks ChevronTexaco Corp. and Exxon Mobil Corp. (the largest holding in the Value Fund). Citigroup Inc. and tobacco maker Altria Group Inc. experienced the biggest losses. In the Growth Fund, Microsoft Corp. and Johnson & Johnson were among the four stocks in the top ten holdings to post positive returns. The largest decliners in the Growth Fund were bellwether technology names – semiconductor manufacturer Intel Corp. and network equipment maker Cisco Systems Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of 9/30/04

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 9/30/04			Inception to 9/30/04			Inception to 9/30/04
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	18.61%	18.39%	18.77%	5.64%	5.55%	5.94%	27.06%	26.57%	28.63%
Russell 2000 Growth	11.78%	11.56%	11.92%	(7.21)%	(7.27)%	(6.97)%	(26.89)%	(27.12)%	(26.10)%
Russell 2000 Value	25.44%	25.17%	25.66%	14.77%	14.69%	15.10%	78.09%	77.57%	80.25%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a capitalization-weighted index of the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended September 30, 2004 (the “reporting period”), the Fund declined 2.43%, while the Index declined 2.40%.

The ishares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the “Growth Index”). The Growth Index is a subset of the Index and measures the performance of those companies in the Index with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in substantially all of the securities in the Growth Index in approximately the same proportions as in the Growth Index. For the reporting period, the Growth Fund declined 5.96%, while the Growth Index declined 5.92%.

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the “Value Index”). The Value Index is a subset of the Index and measures the performance of those companies in the Index with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 0.95%, while the Value Index returned 1.00%.

U.S. stocks declined modestly during the reporting period as investors wrestled with conflicting influences and increased uncertainty. The stock market rallied in the first half of the reporting period thanks to strong profit growth and an economic recovery bolstered by resurgent job growth. Although corporate earnings continued to grow at a healthy pace, stocks drifted lower later in the reporting period due to moderating economic growth, soaring oil prices, and a series of interest-rate increases by the Federal Reserve Board.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Overall, the major stock indexes posted flat to slightly negative returns for the reporting period. As represented by the Russell Indexes, small-capitalization stocks declined the most, trailing its mid- and large-capitalization counterparts. The uncertain investment environment boosted demand for value-oriented stocks, which outperformed growth stocks by a wide margin in the small-capitalization segment of the market.

Within the Index, the best returns during the reporting period came from the energy, materials, and industrial sectors, all of which benefited from a sharp rise in the price of oil and other commodities. The largest sector in the Index, financials, also posted positive results. The second largest sector in the Index, information technology suffered the biggest losses as many companies in the sector reported disappointing earnings. Other lagging sectors included health care and telecommunication services.

The Value Index is dominated by financial stocks, which rallied modestly during the reporting period. The industrial and materials sectors, which were among the best performers, are also prominent weightings in the Value Index. In contrast, the two largest sectors in the Growth Index – information technology and health care, which together comprised nearly half of the Growth Index – both declined during the reporting period.

Despite the Fund’s overall decline, eight of the Fund’s ten largest individual holdings as of September 30, 2004 posted gains during the reporting period. The top four performers – oil and gas company Tesoro Petroleum Corp., chemicals concern Cytec Industries Inc., oil exploration company Plains Exploration & Production Co., and natural gas utility Energen Corp. – all reported better-than-expected earnings thanks largely to strong demand and soaring energy and commodity prices. The only two stocks among the top ten holdings to decline during the reporting period were both real estate investment trusts – Healthcare Realty Trust Inc. and CarrAmerica Realty Corp. Rising interest rates and falling property lease rates weighed on this segment of the market.

In the Value Fund, six of the top ten holdings as of September 30, 2004 gained ground during the reporting period, led by Tesoro Petroleum Corp., Cytec Industries Inc., and Energen Corp. The leading decliners included Healthcare Realty Trust Inc. and financial services outsourcing provider BISYS Group Inc., which reported disappointing earnings and restated financial results from past years because of accounting problems. In the Growth Fund, the best performers during the reporting period were steel producer Allegheny Technologies Inc., which got a boost from a sharp increase in steel prices, and trucking company Landstar System Inc., which benefited from increased factory output. Only one stock in the Growth Fund’s top ten holdings posted negative results during the reporting period – for-profit adult-education provider Strayer Education Inc., which declined amid decelerating growth in its industry.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (April 1, 2004)	Ending Account Value (September 30, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (April 1 to September 30, 2004)
Russell 1000
Actual	$1,000.00	$995.20	0.15%	$0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.32	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	965.30	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,023.60	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (April 1, 2004)	Ending Account Value (September 30, 2004)	Annualized Expense Ratio	Expenses Paid During Period* (April 1 to September 30, 2004)
Russell 2000
Actual	$1,000.00	$975.70	0.20%	$0.99
Hypothetical (5% return before expenses)	1,000.00	1,024.07	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	940.40	0.25	1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27
Russell 2000 Value
Actual	1,000.00	1,009.50	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.82	0.25	1.27

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$3,606,995	0.24%

		3,606,995	0.24

AEROSPACE & DEFENSE
United Technologies Corp.	70,777	6,609,156	0.43
Other securities[1]		19,559,884	1.29

		26,169,040	1.72

AGRICULTURE
Altria Group Inc.	282,450	13,286,448	0.87
Other securities[1]		3,865,281	0.25

		17,151,729	1.12

AIRLINES
Other securities[1]		1,903,337	0.12

		1,903,337	0.12

APPAREL
Other securities[1]		5,360,181	0.35

		5,360,181	0.35

AUTO MANUFACTURERS
Other securities[1]		8,375,417	0.55

		8,375,417	0.55

AUTO PARTS & EQUIPMENT
Other securities[1]		4,085,578	0.27

		4,085,578	0.27

BANKS
Bank of America Corp.	561,630	24,335,428	1.60
U.S. Bancorp	261,010	7,543,189	0.49
Wachovia Corp.	181,059	8,500,720	0.56
Wells Fargo & Co.	232,422	13,859,324	0.91
Other securities[1]		50,159,988	3.28

		104,398,649	6.84

BEVERAGES
Coca-Cola Co. (The)	290,498	11,634,445	0.76
PepsiCo Inc.	235,097	11,437,469	0.75
Other securities[1]		7,951,869	0.52

		31,023,783	2.03

BIOTECHNOLOGY
Amgen Inc.[2]	178,444	10,114,206	0.66
Other securities[1]		12,502,282	0.82

		22,616,488	1.48

BUILDING MATERIALS
Other securities[1]		4,530,167	0.30%

		4,530,167	0.30

CHEMICALS
Other securities[1]		23,426,392	1.54

		23,426,392	1.54

COAL
Other securities[1]		1,524,178	0.10

		1,524,178	0.10
COMMERCIAL SERVICES
Other securities[1]		18,105,709	1.19

		18,105,709	1.19

COMPUTERS
Dell Inc.[2]	348,671	12,412,688	0.81
Hewlett-Packard Co.	420,234	7,879,387	0.52
International Business Machines Corp.	232,130	19,902,826	1.31
Other securities[1]		20,537,205	1.34

		60,732,106	3.98

COSMETICS & PERSONAL CARE
Procter & Gamble Co.	354,056	19,161,511	1.26
Other securities[1]		17,426,011	1.14

		36,587,522	2.40

DISTRIBUTION & WHOLESALE
Other securities[1]		3,372,021	0.22

		3,372,021	0.22

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	155,389	7,996,318	0.52
Citigroup Inc.	712,311	31,427,161	2.06
Federal Home Loan Mortgage Corp.	94,807	6,185,209	0.41
Federal National Mortgage Association	133,462	8,461,491	0.55
JP Morgan Chase & Co.	490,786	19,498,928	1.28
Merrill Lynch & Co. Inc.	131,938	6,559,957	0.43
Morgan Stanley	151,371	7,462,590	0.49
Other securities[1]		32,764,954	2.15

		120,356,608	7.89

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[1]		$44,629,896	2.93%

		44,629,896	2.93

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		5,743,563	0.38

		5,743,563	0.38

ELECTRONICS
Other securities[1]		10,109,800	0.66

		10,109,800	0.66
ENGINEERING & CONSTRUCTION
Other securities[1]		799,805	0.05

		799,805	0.05

ENTERTAINMENT
Other securities[1]		2,563,347	0.17

		2,563,347	0.17

ENVIRONMENTAL CONTROL
Other securities[1]		3,426,809	0.22

		3,426,809	0.22

FOOD
Other securities[1]		26,165,046	1.72

		26,165,046	1.72

FOREST PRODUCTS & PAPER
Other securities[1]		8,638,815	0.57

		8,638,815	0.57

GAS
Other securities[1]		3,057,017	0.20

		3,057,017	0.20

HAND & MACHINE TOOLS
Other securities[1]		1,492,883	0.10

		1,492,883	0.10

HEALTH CARE – PRODUCTS
Johnson & Johnson	408,880	23,032,210	1.51
Medtronic Inc.	166,939	8,664,134	0.57
Other securities[1]		25,946,949	1.70

		57,643,293	3.78

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	91,939	6,779,582	0.44
Other securities[1]		16,382,624	1.08

		23,162,206	1.52

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		418,134	0.03

		418,134	0.03

HOME BUILDERS
Other securities[1]		5,793,359	0.38

		5,793,359	0.38

HOME FURNISHINGS
Other securities[1]		2,415,112	0.16

		2,415,112	0.16

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		4,191,773	0.27

		4,191,773	0.27

HOUSEWARES
Other securities[1]		766,650	0.05

		766,650	0.05

INSURANCE
American International Group Inc.	316,491	21,518,223	1.41
Other securities[1]		47,951,711	3.14

		69,469,934	4.55

INTERNET
eBay Inc.[2]	71,512	6,574,813	0.43
Other securities[1]		13,922,275	0.91

		20,497,088	1.34

INVESTMENT COMPANIES
Other securities[1]		786,895	0.05

		786,895	0.05

IRON & STEEL
Other securities[1]		1,681,857	0.11

		1,681,857	0.11

LEISURE TIME
Other securities[1]		3,816,731	0.25

		3,816,731	0.25

LODGING
Other securities[1]		6,903,650	0.45

		6,903,650	0.45

MACHINERY
Other securities[1]		8,728,381	0.57

		8,728,381	0.57

SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	1,453,770	$48,817,597	3.20%
3M Co.	107,710	8,613,569	0.56
Other securities[1]		18,146,796	1.19

		75,577,962	4.95

MEDIA
Comcast Corp. Class A2	294,919	8,328,513	0.55
Time Warner Inc.[2]	604,073	9,749,738	0.64
Viacom Inc. Class B	210,919	7,078,442	0.46
Walt Disney Co. (The)	282,598	6,372,585	0.42
Other securities[1]		25,603,342	1.68

		57,132,620	3.75

METAL FABRICATE & HARDWARE
Other securities[1]		944,366	0.06

		944,366	0.06

MINING
Other securities[1]		8,937,685	0.59

		8,937,685	0.59

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		3,156,325	0.21

		3,156,325	0.21

OFFICE FURNISHINGS
Other securities[1]		651,459	0.04

		651,459	0.04

OIL & GAS
ChevronTexaco Corp.	294,757	15,810,765	1.04
ConocoPhillips	94,448	7,825,017	0.51
Exxon Mobil Corp.	900,831	43,537,162	2.85
Other securities[1]		28,270,327	1.86

		95,443,271	6.26

OIL & GAS SERVICES
Other securities[1]		8,126,111	0.53

		8,126,111	0.53

PACKAGING & CONTAINERS
Other securities[1]		3,235,798	0.21

		3,235,798	0.21

PHARMACEUTICALS
Abbott Laboratories	214,792	9,098,589	0.60
Bristol-Myers Squibb Co.	267,748	6,337,595	0.42
Lilly (Eli) & Co.	134,239	8,061,052	0.53
Merck & Co. Inc.	306,045	10,099,485	0.66
Pfizer Inc.	1,051,018	32,161,151	2.11
Wyeth	183,631	6,867,799	0.45
Other securities[1]		24,473,215	1.59

		97,098,886	6.36

PIPELINES
Other securities[1]		4,233,368	0.28

		4,233,368	0.28

REAL ESTATE
Other securities[1]		597,519	0.04

		597,519	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		24,449,743	1.60

		24,449,743	1.60

RETAIL
Home Depot Inc.	308,763	12,103,510	0.79
Wal-Mart Stores Inc.	353,237	18,792,208	1.23
Other securities[1]		65,075,265	4.27

		95,970,983	6.29

SAVINGS & LOANS
Other securities[1]		11,147,381	0.73

		11,147,381	0.73

SEMICONDUCTORS
Intel Corp.	890,848	17,870,411	1.17
Other securities[1]		27,388,933	1.80

		45,259,344	2.97

SOFTWARE
Microsoft Corp.	1,263,820	34,944,623	2.29
Other securities[1]		31,302,086	2.05

		66,246,709	4.34

TELECOMMUNICATIONS
BellSouth Corp.	252,604	6,850,620	0.45
Cisco Systems Inc.[2]	931,268	16,855,951	1.10
QUALCOMM Inc.	223,154	8,711,932	0.57
SBC Communications Inc.	456,128	11,836,522	0.78
Verizon Communications Inc.	381,555	15,025,636	0.98
Other securities[1]		38,358,701	2.52

		97,639,362	6.40

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[1]		$1,301,151	0.09%

		1,301,151	0.09

TOYS, GAMES & HOBBIES
Other securities[1]		1,589,254	0.10

		1,589,254	0.10

TRANSPORTATION
Other securities[1]		18,798,148	1.23

		18,798,148	1.23

WATER
Other securities[1]		286,126	0.02

		286,126	0.02

TOTAL COMMON STOCKS (Cost: $1,478,310,373)		1,524,051,515	99.90

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		24,022,912	1.58

		24,022,912	1.58

FLOATING RATE NOTES
Other securities[1]		25,427,849	1.67

		25,427,849	1.67

MEDIUM-TERM NOTES
Other securities[1]		1,999,394	0.13

		1,999,394	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	2,538,684	2,538,684	0.16
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	10,166,841	10,166,841	0.67
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	6,981,380	6,981,380	0.46
Other securities[1]		689,567	0.05

		20,376,472	1.34

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[5]		12,122,215	0.79

		12,122,215	0.79

TIME DEPOSITS
Other securities[1]		13,004,064	0.85

		13,004,064	0.85

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		2,300,088	0.15

		2,300,088	0.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $99,252,994)		99,252,994	6.51

TOTAL INVESTMENTS IN SECURITIES (Cost: $1,577,563,367)		1,623,304,509	106.41
Other Assets, Less Liabilities		(97,748,407)	(6.41)

NET ASSETS		$1,525,556,102	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$333,746,435	21.88%
Financial	331,206,729	21.71
Communications	178,876,065	11.72
Technology	175,394,484	11.50
Industrial	159,797,266	10.47
Consumer Cyclical	144,868,230	9.50
Energy	109,326,928	7.17
Utilities	47,973,039	3.14
Basic Materials	42,444,205	2.78
Diversified	418,134	0.03
Short-Term and Other Net Assets	1,504,587	0.10

TOTAL	$1,525,556,102	100.00%

See notes to financial statements.

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$9,184,698	0.40%

		9,184,698	0.40

AEROSPACE & DEFENSE
Boeing Co. (The)	314,888	16,254,519	0.72
Other securities[1]		11,761,817	0.52

		28,016,336	1.24

AIRLINES
Other securities[1]		4,683,156	0.21

		4,683,156	0.21

APPAREL
Other securities[1]		9,948,684	0.44

		9,948,684	0.44

AUTO MANUFACTURERS
Other securities[1]		1,297,872	0.06

		1,297,872	0.06

AUTO PARTS & EQUIPMENT
Other securities[1]		1,377,767	0.06

		1,377,767	0.06

BANKS
Other securities[1]		28,096,229	1.24

		28,096,229	1.24

BEVERAGES
Anheuser-Busch Companies Inc.	312,018	15,585,299	0.69
Coca-Cola Co. (The)	803,384	32,175,529	1.42
PepsiCo Inc.	689,489	33,543,640	1.48
Other securities[1]		2,176,217	0.10

		83,480,685	3.69

BIOTECHNOLOGY
Amgen Inc.[2]	552,636	31,323,408	1.38
Genentech Inc.[2]	189,275	9,921,795	0.44
Other securities[1]		25,979,326	1.15

		67,224,529	2.97

BUILDING MATERIALS
Other securities[1]		3,246,736	0.14

		3,246,736	0.14

CHEMICALS
Other securities[1]		7,090,044	0.31

		7,090,044	0.31

COAL
Other securities[1]		1,143,037	0.05

		1,143,037	0.05

COMMERCIAL SERVICES
Other securities[1]		37,593,185	1.66

		37,593,185	1.66

COMPUTERS
Dell Inc.[2]	1,079,835	38,442,126	1.70
EMC Corp.[2]	824,146	9,510,645	0.42
International Business Machines Corp.	478,051	40,988,093	1.81
Other securities[1]		27,076,595	1.19

		116,017,459	5.12

COSMETICS & PERSONAL CARE
Gillette Co. (The)	396,177	16,536,428	0.73
Procter & Gamble Co.	1,000,022	54,121,191	2.39
Other securities[1]		26,170,876	1.16

		96,828,495	4.28

DISTRIBUTION & WHOLESALE
Other securities[1]		3,695,992	0.16

		3,695,992	0.16

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	481,223	24,763,736	1.09
Federal National Mortgage Association	413,317	26,204,298	1.16
MBNA Corp.	355,295	8,953,434	0.40
Other securities[1]		39,638,171	1.75

		99,559,639	4.40

ELECTRIC
Other securities[1]		2,873,118	0.13

		2,873,118	0.13

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		5,708,564	0.25

		5,708,564	0.25

ELECTRONICS
Other securities[1]		20,962,582	0.93

		20,962,582	0.93

SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$1,338,434	0.06%

		1,338,434	0.06

ENTERTAINMENT
Other securities[1]		7,386,260	0.33

		7,386,260	0.33

ENVIRONMENTAL CONTROL
Other securities[1]		6,627,909	0.29

		6,627,909	0.29

FOOD
Other securities[1]		28,988,222	1.28

		28,988,222	1.28

HAND & MACHINE TOOLS
Other securities[1]		2,293,618	0.10

		2,293,618	0.10

HEALTH CARE – PRODUCTS
Boston Scientific Corp.[2]	282,261	11,214,230	0.50
Johnson & Johnson	1,266,337	71,332,763	3.15
Medtronic Inc.	516,994	26,831,989	1.19
Other securities[1]		66,537,032	2.93

		175,916,014	7.77

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	284,980	21,014,425	0.93
Other securities[1]		29,753,653	1.31

		50,768,078	2.24

HOME BUILDERS
Other securities[1]		8,113,761	0.36

		8,113,761	0.36

HOME FURNISHINGS
Other securities[1]		3,913,452	0.17

		3,913,452	0.17

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		11,226,896	0.49

		11,226,896	0.49

HOUSEWARES
Other securities[1]		177,134	0.01

		177,134	0.01

INSURANCE
American International Group Inc.	654,732	44,515,229	1.97
Marsh & McLennan Companies Inc.	223,325	10,219,352	0.45
Other securities[1]		15,712,248	0.69

		70,446,829	3.11

INTERNET
eBay Inc.[2]	221,662	20,379,604	0.90
Yahoo! Inc.[2]	488,589	16,568,053	0.73
Other securities[1]		23,095,381	1.02

		60,043,038	2.65

INVESTMENT COMPANIES
Other securities[1]		371,379	0.02

		371,379	0.02

IRON & STEEL
Other securities[1]		1,534,720	0.07

		1,534,720	0.07

LEISURE TIME
Other securities[1]		9,588,128	0.42

		9,588,128	0.42

LODGING
Other securities[1]		13,534,711	0.60

		13,534,711	0.60

MACHINERY
Caterpillar Inc.	111,467	8,967,520	0.40
Other securities[1]		8,045,100	0.35

		17,012,620	0.75

MANUFACTURING
General Electric Co.	522,570	17,547,901	0.78
Illinois Tool Works Inc.	106,806	9,951,115	0.44
3M Co.	333,563	26,675,032	1.18
Other securities[1]		11,921,013	0.52

		66,095,061	2.92

MEDIA
Other securities[1]		60,012,049	2.65

		60,012,049	2.65

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Other securities[1]		$1,733,654	0.08%

		1,733,654	0.08

MINING
Other securities[1]		15,909,764	0.70

		15,909,764	0.70

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		2,857,064	0.13

		2,857,064	0.13

OFFICE FURNISHINGS
Other securities[1]		1,727,558	0.08

		1,727,558	0.08

OIL & GAS
Other securities[1]		10,548,340	0.47

		10,548,340	0.47

OIL & GAS SERVICES
Other securities[1]		22,464,052	0.99

		22,464,052	0.99

PACKAGING & CONTAINERS
Other securities[1]		3,328,376	0.15

		3,328,376	0.15

PHARMACEUTICALS
Abbott Laboratories	665,199	28,177,830	1.24
Lilly (Eli) & Co.	415,715	24,963,686	1.10
Merck & Co. Inc.	423,022	13,959,726	0.62
Pfizer Inc.	3,255,110	99,606,366	4.40
Schering-Plough Corp.	628,171	11,972,939	0.53
Wyeth	302,765	11,323,411	0.50
Other securities[1]		58,559,473	2.59

		248,563,431	10.98

PIPELINES
Other securities[1]		416,559	0.02

		416,559	0.02

REAL ESTATE
Other securities[1]		1,132,006	0.05

		1,132,006	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		4,789,613	0.21

		4,789,613	0.21

RETAIL
Home Depot Inc.	876,856	34,372,755	1.52
Lowe’s Companies Inc.	335,566	18,238,012	0.81
Target Corp.	389,712	17,634,468	0.78
Walgreen Co.	437,307	15,668,710	0.69
Wal-Mart Stores Inc.	1,094,000	58,200,800	2.57
Other securities[1]		85,250,244	3.76

		229,364,989	10.13

SAVINGS & LOANS
Other securities[1]		2,881,025	0.13

		2,881,025	0.13

SEMICONDUCTORS
Applied Materials Inc.[2]	719,495	11,864,473	0.52
Intel Corp.	2,758,999	55,345,520	2.44
Texas Instruments Inc.	738,876	15,723,281	0.69
Other securities[1]		52,455,041	2.33

		135,388,315	5.98

SOFTWARE
Automatic Data Processing Inc.	216,955	8,964,581	0.40
First Data Corp.	372,391	16,199,009	0.71
Microsoft Corp.	3,127,385	86,472,195	3.82
Oracle Corp.[2]	1,442,740	16,274,107	0.72
Other securities[1]		46,782,402	2.07

		174,692,294	7.72

TELECOMMUNICATIONS
Cisco Systems Inc.[2]	2,884,168	52,203,441	2.31
Motorola Inc.	1,000,576	18,050,391	0.80
Nextel Communications Inc. Class A2	438,100	10,444,304	0.46
QUALCOMM Inc.	691,082	26,979,841	1.19
Other securities[1]		37,499,641	1.65

		145,177,618	6.41

TEXTILES
Other securities[1]		3,161,530	0.14

		3,161,530	0.14

TOYS, GAMES & HOBBIES
Other securities[1]		1,871,348	0.08

		1,871,348	0.08

SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net assets
TRANSPORTATION
United Parcel Service Inc. Class B	243,923	$18,518,634	0.82%
Other securities[1]		14,268,954	0.63

		32,787,588	1.45

TOTAL COMMON STOCKS (Cost: $2,283,207,106)		2,262,212,244	99.93

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		35,933,900	1.59

		35,933,900	1.59

FLOATING RATE NOTES
Other securities[1]		38,035,432	1.68

		38,035,432	1.68

MEDIUM-TERM NOTES
Other securities[1]		2,990,729	0.13

		2,990,729	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[3,4]	3,797,408	3,797,408	0.17
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[3,4]	15,129,760	15,129,760	0.67
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[3,4]	10,442,873	10,442,873	0.46
Other securities[1]		1,031,468	0.05

		30,401,509	1.35

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[5]		$18,132,625	0.80%

		18,132,625	0.80

TIME DEPOSITS
Other securities[1]		19,451,710	0.86

		19,451,710	0.86

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]		3,440,513	0.15

		3,440,513	0.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,386,418)		148,386,418	6.56

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,431,593,524)		2,410,598,662	106.49
Other Assets, Less Liabilities		(146,827,802)	(6.49)

NET ASSETS		$2,263,770,860	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$800,589,535	35.36%
Technology	428,955,132	18.95
Consumer Cyclical	299,842,342	13.24
Communications	274,417,403	12.12
Financial	207,276,720	9.16
Industrial	189,151,478	8.36
Energy	34,571,988	1.53
Basic Materials	24,534,528	1.08
Utilities	2,873,118	0.13
Short-Term and Other Net Assets	1,558,616	0.07

TOTAL	$2,263,770,860	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$2,709,383	0.08%

		2,709,383	0.08

AEROSPACE & DEFENSE
United Technologies Corp.	234,575	21,904,613	0.63
Other securities[1]		52,657,624	1.52

		74,562,237	2.15

AGRICULTURE
Altria Group Inc.	1,231,821	57,944,860	1.67
Other securities[1]		16,812,853	0.49

		74,757,713	2.16

AIRLINES
Other securities[1]		1,712,481	0.05

		1,712,481	0.05

APPAREL
Other securities[1]		9,600,678	0.28

		9,600,678	0.28

AUTO MANUFACTURERS
Ford Motor Co.	1,056,451	14,843,137	0.43
Other securities[1]		19,849,146	0.57

		34,692,283	1.00

AUTO PARTS & EQUIPMENT
Other securities[1]		15,797,353	0.46

		15,797,353	0.46

BANKS
Bank of America Corp.	2,450,374	106,174,705	3.06
BB&T Corp.	333,040	13,218,358	0.38
National City Corp.	356,777	13,778,728	0.40
U.S. Bancorp	1,038,150	30,002,535	0.87
Wachovia Corp.	789,661	37,074,584	1.07
Wells Fargo & Co.	1,014,063	60,468,577	1.74
Other securities[1]		154,834,484	4.47

		415,551,971	11.99

BEVERAGES
Other securities[1]		17,962,653	0.52

		17,962,653	0.52

BIOTECHNOLOGY
Other securities[1]		4,010,687	0.12

		4,010,687	0.12

BUILDING MATERIALS
Other securities[1]		15,142,141	0.44

		15,142,141	0.44

CHEMICALS
Dow Chemical Co. (The)	526,234	23,775,252	0.69
Du Pont (E.I.) de Nemours and Co.	600,718	25,710,730	0.74
Other securities[1]		42,809,718	1.23

		92,295,700	2.66

COAL
Other securities[1]		5,014,332	0.14

		5,014,332	0.14

COMMERCIAL SERVICES
Other securities[1]		26,016,854	0.75

		26,016,854	0.75

COMPUTERS
Hewlett-Packard Co.	1,832,780	34,364,625	0.99
International Business Machines Corp.	339,086	29,073,234	0.84
Other securities[1]		38,078,111	1.10

		101,515,970	2.93

COSMETICS & PERSONAL CARE
Other securities[1]		23,242,984	0.67

		23,242,984	0.67

DISTRIBUTION & WHOLESALE
Other securities[1]		9,464,034	0.27

		9,464,034	0.27

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,107,776	$137,115,077	3.95%
Countrywide Financial Corp.	335,480	13,214,559	0.38
Federal Home Loan Mortgage Corp.	380,810	24,844,044	0.72
Goldman Sachs Group Inc. (The)	183,901	17,146,929	0.49
JP Morgan Chase & Co.	2,141,304	85,074,008	2.45
Lehman Brothers Holdings Inc.	166,253	13,253,689	0.38
Merrill Lynch & Co. Inc.	575,435	28,610,628	0.83
Morgan Stanley	576,319	28,412,527	0.82
Other securities[1]		37,164,571	1.08

		384,836,032	11.10

ELECTRIC
Dominion Resources Inc.	196,046	12,792,001	0.37
Duke Energy Corp.	549,294	12,573,340	0.36
Exelon Corp.	396,880	14,561,527	0.42
Southern Co. (The)	442,787	13,274,754	0.38
Other securities[1]		136,965,063	3.96

		190,166,685	5.49

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		17,001,717	0.49

		17,001,717	0.49

ELECTRONICS
Other securities[1]		14,736,472	0.43

		14,736,472	0.43

ENGINEERING & CONSTRUCTION
Other securities[1]		1,606,098	0.05

		1,606,098	0.05

ENTERTAINMENT
Other securities[1]		832,225	0.02

		832,225	0.02

ENVIRONMENTAL CONTROL
Other securities[1]		5,606,237	0.16

		5,606,237	0.16

FOOD
Kraft Foods Inc.[2]	160,610	5,094,549	0.15
Other securities[1]		68,224,363	1.97

		73,318,912	2.12

FOREST PRODUCTS & PAPER
Other securities[1]		37,653,998	1.09

		37,653,998	1.09

GAS
Other securities[1]		13,391,038	0.39

		13,391,038	0.39

HAND & MACHINE TOOLS
Other securities[1]		3,210,207	0.09

		3,210,207	0.09

HEALTH CARE – PRODUCTS
Other securities[1]		3,529,731	0.10

		3,529,731	0.10

HEALTH CARE-SERVICES
Other securities[1]		29,608,171	0.85

		29,608,171	0.85

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,765,441	0.05

		1,765,441	0.05

HOME BUILDERS
Other securities[1]		13,771,090	0.40

		13,771,090	0.40

HOME FURNISHINGS
Other securities[1]		4,879,928	0.14

		4,879,928	0.14

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		2,459,170	0.07

		2,459,170	0.07

HOUSEWARES
Other securities[1]		3,056,761	0.09

		3,056,761	0.09

SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
INSURANCE
Allstate Corp. (The)	421,949	$20,249,333	0.58%
American International Group Inc.	458,184	31,151,930	0.90
St. Paul Travelers Companies Inc.	400,547	13,242,084	0.38
Other securities[1]		139,023,323	4.01

		203,666,670	5.87

INTERNET
Other securities[1]		4,969,648	0.14

		4,969,648	0.14

INVESTMENT COMPANIES
Other securities[1]		2,906,066	0.08

		2,906,066	0.08

IRON & STEEL
Other securities[1]		5,050,324	0.15

		5,050,324	0.15

LEISURE TIME
Other securities[1]		3,132,774	0.09

		3,132,774	0.09

LODGING
Other securities[1]		11,204,252	0.32

		11,204,252	0.32

MACHINERY
Other securities[1]		14,196,557	0.41

		14,196,557	0.41

MANUFACTURING
General Electric Co.	5,606,908	188,279,971	5.43
Honeywell International Inc.	515,951	18,502,003	0.53
Other securities[1]		29,680,716	0.86

		236,462,690	6.82

MEDIA
Comcast Corp. Class A3	1,286,228	36,323,079	1.05
Gannett Co. Inc.	163,613	13,704,225	0.39
Time Warner Inc.[3]	2,139,148	34,525,849	1.00
Viacom Inc. Class B	684,343	22,966,551	0.66
Walt Disney Co. (The)	866,368	19,536,598	0.56
Other securities[1]		37,999,994	1.10

		165,056,296	4.76

METAL FABRICATE & HARDWARE
Other securities[1]		1,723,931	0.05

		1,723,931	0.05

MINING
Other securities[1]		16,589,270	0.48

		16,589,270	0.48

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		9,786,180	0.28

		9,786,180	0.28

OFFICE FURNISHINGS
Other securities[1]		412,244	0.01

		412,244	0.01

OIL & GAS
ChevronTexaco Corp.	1,286,025	68,982,381	1.99
ConocoPhillips	411,917	34,127,323	0.98
Exxon Mobil Corp.	3,930,255	189,949,224	5.48
Occidental Petroleum Corp.	234,871	13,136,335	0.38
Other securities[1]		95,237,477	2.75

		401,432,740	11.58

OIL & GAS SERVICES
Other securities[1]		3,976,831	0.11

		3,976,831	0.11

PACKAGING & CONTAINERS
Other securities[1]		9,423,286	0.27

		9,423,286	0.27

PHARMACEUTICALS
Bristol-Myers Squibb Co.	824,343	19,512,199	0.56
Merck & Co. Inc.	739,372	24,399,276	0.70
Wyeth	374,712	14,014,229	0.41
Other securities[1]		15,705,369	0.45

		73,631,073	2.12

PIPELINES
Other securities[1]		17,659,369	0.51

		17,659,369	0.51

REAL ESTATE
Other securities[1]		1,025,191	0.03

		1,025,191	0.03

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		$100,007,811	2.88%

		100,007,811	2.88

RETAIL
McDonald’s Corp.	756,309	21,199,341	0.61
Other securities[1]		74,437,888	2.15

		95,637,229	2.76

SAVINGS & LOANS
Washington Mutual Inc.	522,999	20,438,801	0.59
Other securities[1]		24,125,710	0.70

		44,564,511	1.29

SEMICONDUCTORS
Other securities[1]		7,032,871	0.20

		7,032,871	0.20

SOFTWARE
Microsoft Corp.	1,107,644	30,626,357	0.88
Other securities[1]		12,555,160	0.37

		43,181,517	1.25

TELECOMMUNICATIONS
BellSouth Corp.	1,101,692	29,877,887	0.86
SBC Communications Inc.	1,989,267	51,621,479	1.49
Sprint Corp. (FON Group)	667,122	13,429,166	0.39
Verizon Communications Inc.	1,664,719	65,556,634	1.89
Other securities[1]		61,045,364	1.76

		221,530,530	6.39

TEXTILES
Other securities[1]		1,179,418	0.03

		1,179,418	0.03

TOYS, GAMES & HOBBIES
Other securities[1]		4,318,352	0.12

		4,318,352	0.12

TRANSPORTATION
Other securities[1]		35,832,845	1.03

		35,832,845	1.03

WATER
Other securities[1]		$1,248,286	0.04%

		1,248,286	0.04

TOTAL COMMON STOCKS (Cost: $3,243,436,571)		3,462,318,129	99.87

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Other securities[1]		54,338,584	1.56

		54,338,584	1.56

FLOATING RATE NOTES
Other securities[1]		57,516,486	1.66

		57,516,486	1.66

MEDIUM-TERM NOTES
Other securities[1]		4,522,525	0.13

		4,522,525	0.13

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	5,742,372	5,742,372	0.17
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	23,002,290	23,002,290	0.66
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	15,791,523	15,791,523	0.45
Other securities[1]		1,559,766	0.05

		46,095,951	1.33

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2004

Security	Value	% of Net Assets
REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]	$27,419,827	0.79%

	27,419,827	0.79

TIME DEPOSITS
Other securities[1]	29,414,525	0.85

	29,414,525	0.85

U.S. GOVERNMENT AGENCY NOTES
Other securities[1]	5,202,683	0.15

	5,202,683	0.15

TOTAL SHORT-TERM INVESTMENTS (Cost: $224,510,581)	224,510,581	6.47

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,467,947,152)	3,686,828,710	106.34
Other Assets, Less Liabilities	(219,875,659)	(6.34)

NET ASSETS	$3,466,953,051	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$1,152,558,252	33.24%
Industrial	430,563,346	12.42
Energy	428,083,272	12.35
Communications	394,265,857	11.37
Consumer Non-Cyclical	328,537,948	9.48
Consumer Cyclical	209,691,102	6.05
Utilities	204,806,009	5.91
Technology	161,516,538	4.66
Basic Materials	150,530,364	4.34
Diversified	1,765,441	0.05
Short-Term and Other Net Assets	4,634,922	0.13

TOTAL	$3,466,953,051	100.00%

See notes to financial statements.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$30,203,669	0.50%

		30,203,669	0.50

AEROSPACE & DEFENSE
Other securities[1]		77,371,116	1.27

		77,371,116	1.27

AGRICULTURE
Other securities[1]		20,935,828	0.34

		20,935,828	0.34

AIRLINES
Other securities[1]		32,927,008	0.54

		32,927,008	0.54

APPAREL
Other securities[1]		57,356,494	0.94

		57,356,494	0.94

AUTO MANUFACTURERS
Other securities[1]		7,034,954	0.12

		7,034,954	0.12

AUTO PARTS & EQUIPMENT
Other securities[1]		58,715,952	0.97

		58,715,952	0.97

BANKS
Other securities[1]		530,678,426	8.72

		530,678,426	8.72

BEVERAGES
Other securities[1]		8,919,871	0.15

		8,919,871	0.15

BIOTECHNOLOGY
Other securities[1]		116,434,437	1.91

		116,434,437	1.91

BUILDING MATERIALS
Other securities[1]		63,067,064	1.04

		63,067,064	1.04

CHEMICALS
Cytec Industries Inc.[2]	232,781	11,394,630	0.19
IMC Global Inc.[2,3]	706,438	12,284,957	0.20
Other securities[1]		155,424,487	2.55

		179,104,074	2.94

Security	Value	% of Net Assets
COMMERCIAL SERVICES
Other securities[1]	$258,742,237	4.25%

	258,742,237	4.25

COMPUTERS
Other securities[1]	195,268,463	3.21

	195,268,463	3.21

COSMETICS & PERSONAL CARE
Other securities[1]	9,854,744	0.16

	9,854,744	0.16

DISTRIBUTION & WHOLESALE
Other securities[1]	44,268,798	0.73

	44,268,798	0.73

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]	91,652,941	1.51

	91,652,941	1.51

ELECTRIC
Other securities[1]	96,799,286	1.59

	96,799,286	1.59

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]	52,415,741	0.86

	52,415,741	0.86

ELECTRONICS
Other securities[1]	173,156,975	2.85

	173,156,975	2.85

ENERGY - ALTERNATE SOURCES
Other securities[1]	12,954,125	0.21

	12,954,125	0.21

ENERGY & RELATED
Other securities[1]	2,454,089	0.04

	2,454,089	0.04

ENGINEERING & CONSTRUCTION
Other securities[1]	35,918,615	0.59

	35,918,615	0.59

ENTERTAINMENT
Other securities[1]	71,344,774	1.17

	71,344,774	1.17

ENVIRONMENTAL CONTROL
Other securities[1]	32,345,033	0.53

	32,345,033	0.53

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2004

Security	Value	% of Net Assets
FOOD
Other securities[1]	$70,651,954	1.16%

	70,651,954	1.16

FOREST PRODUCTS & PAPER
Other securities[1]	34,565,674	0.57

	34,565,674	0.57

GAS
Other securities[1]	94,442,123	1.55

	94,442,123	1.55

HAND & MACHINE TOOLS
Other securities[1]	28,838,588	0.47

	28,838,588	0.47

HEALTH CARE
Other securities[1]	22,512,203	0.37

	22,512,203	0.37

HEALTH CARE – PRODUCTS
Other securities[1]	208,194,966	3.42

	208,194,966	3.42

HEALTH CARE – SERVICES
Other securities[1]	121,970,767	2.00

	121,970,767	2.00

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]	5,647,250	0.09

	5,647,250	0.09

HOME BUILDERS
Other securities[1]	59,181,824	0.97

	59,181,824	0.97

HOME FURNISHINGS
Other securities[1]	34,764,041	0.57

	34,764,041	0.57

HOUSEHOLD PRODUCTS & WARES
Other securities[1]	54,578,904	0.90

	54,578,904	0.90

HOUSEWARES
Other securities[1]	12,380,234	0.20

	12,380,234	0.20

INSURANCE
Other securities[1]	150,672,339	2.48

	150,672,339	2.48

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[1]		$184,501,377	3.03%

		184,501,377	3.03

INVESTMENT COMPANIES
Other securities[1]		9,916,945	0.16

		9,916,945	0.16

IRON & STEEL
Other securities[1]		58,691,325	0.96

		58,691,325	0.96

LEISURE TIME
Other securities[1]		28,651,908	0.47

		28,651,908	0.47

LODGING
Other securities[1]		34,247,954	0.56

		34,247,954	0.56

MACHINERY
Terex Corp.[3]	300,694	13,050,120	0.21
Other securities[1]		101,893,605	1.68

		114,943,725	1.89

MANUFACTURING
Other securities[1]		101,706,737	1.67

		101,706,737	1.67

MEDIA
Other securities[1]		88,482,662	1.45

		88,482,662	1.45

METAL FABRICATE & HARDWARE
Other securities[1]		37,150,537	0.61

		37,150,537	0.61

MINING
Other securities[1]		41,863,745	0.69

		41,863,745	0.69

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		10,478,470	0.17

		10,478,470	0.17

OFFICE FURNISHINGS
Other securities[1]		2,168,937	0.04

		2,168,937	0.04

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
OIL & GAS
Tesoro Petroleum Corp.[3]	399,601	$11,800,218	0.19%
Other securities[1]		198,593,570	3.27

		210,393,788	3.46

OIL & GAS SERVICES
Other securities[1]		97,364,478	1.60

		97,364,478	1.60

PACKAGING & CONTAINERS
Other securities[1]		22,805,462	0.37

		22,805,462	0.37

PHARMACEUTICALS
Valeant Pharmaceuticals International[2]	511,003	12,325,392	0.20
Other securities[1]		216,733,175	3.56

		229,058,567	3.76

PIPELINES
Other securities[1]		775,661	0.01

		775,661	0.01

REAL ESTATE
Other securities[1]		22,761,470	0.37

		22,761,470	0.37

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		405,212,552	6.66%

		405,212,552	6.66%

RETAIL
Other securities[1]		350,370,980	5.76

		350,370,980	5.76

SAVINGS & LOANS
Other securities[1]		139,119,295	2.29

		139,119,295	2.29

SEMICONDUCTORS
Other securities[1]		170,291,627	2.80

		170,291,627	2.80

SOFTWARE
Other securities[1]		206,756,951	3.40

		206,756,951	3.40

STORAGE & WAREHOUSING
Other securities[1]		2,174,538	0.04

		2,174,538	0.04

Security	Principal	Value	% of Net Assets
TELECOMMUNICATION EQUIPMENT
Other securities[1]		$5,803,578	0.10%

		5,803,578	0.10

TELECOMMUNICATIONS
Other securities[1]		173,187,796	2.85

		173,187,796	2.85

TEXTILES
Other securities[1]		7,780,603	0.13

		7,780,603	0.13

TOYS, GAMES & HOBBIES
Other securities[1]		14,666,879	0.24

		14,666,879	0.24

TRANSPORTATION
Other securities[1]		126,763,866	2.08

		126,763,866	2.08

TRUCKING & LEASING
Other securities[1]		10,891,913	0.18

		10,891,913	0.18

WATER
Other securities[1]		11,389,859	0.19

		11,389,859	0.19

TOTAL COMMON STOCKS (Cost: $6,587,063,486)		6,078,699,766	99.88

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Alpine Securitization Corp.
1.77% - 1.88%,
10/01/04 - 10/18/04	$19,377,244	19,369,663	0.32
Amsterdam Funding Corp.
1.72% - 1.78%,
10/14/04 - 10/28/04	25,252,260	25,225,988	0.42
Barton Capital Corp.
1.77% - 1.78%,
10/15/04 - 10/19/04	24,221,555	24,201,780	0.40
Edison Asset Securitization
1.45% - 1.59%,
11/09/04 - 12/02/04	20,614,090	20,569,676	0.34

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2004

Security	Principal	Value	% of Net Assets
Falcon Asset Securitization Corp.
1.72% - 1.78%, 10/14/04 - 10/26/04	$14,429,863	$14,417,290	0.24%
GIRO Funding US Corp.
1.55% - 1.78%, 10/15/04 - 10/27/04	11,571,616	11,561,355	0.19
Grampian Funding LLC
1.26% - 1.78%, 10/18/04 - 11/30/04	36,074,657	36,034,071	0.59
Jupiter Securitization Corp.
1.72% - 1.78%, 10/15/04 - 10/27/04	18,037,328	18,022,085	0.29
Nationwide Building Society
1.63%, 12/09/04	8,554,847	8,528,120	0.14
Park Avenue Receivables Corp.
1.78%, 10/25/04 - 10/28/04	11,440,820	11,426,311	0.18
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	46,403,656	46,371,993	0.77
Sydney Capital Corp.
1.25% - 1.74%, 10/12/04 - 10/22/04	21,217,052	21,205,094	0.35
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	72,149,314	72,112,608	1.18
WhistleJacket Capital LLC
1.26%, 10/20/04	2,553,055	2,551,357	0.04
Other securities[1]		58,534,212	0.96

		390,131,603	6.41

FLOATING RATE NOTES
Bank of Nova Scotia
1.76%, 09/26/05	2,576,761	2,575,636	0.04
Beta Finance Inc.
1.63% - 2.04%, 10/12/04 - 10/27/05	43,804,940	43,810,717	0.72
Canadian Imperial Bank of Commerce
1.68%, 09/13/05	15,460,567	15,455,771	0.25
CC USA Inc.
1.61% - 1.63%, 05/04/05 - 07/29/05	20,614,090	20,610,319	0.34
Den Danske Bank NY
1.68% - 1.77%, 08/12/05 - 08/26/05	20,614,090	20,608,634	0.34
Dorada Finance Inc.
1.61%, 07/29/05	8,554,847	8,552,725	0.14
HBOS Treasury Services PLC
1.96%, 04/22/05	10,307,045	10,307,045	0.17
K2 USA LLC
1.61% - 1.79%, 06/10/05 - 10/20/05	36,074,657	36,071,372	0.59
Links Finance LLC
1.68% - 1.71%, 04/15/05 - 04/25/05	20,614,090	20,616,781	0.34
National City Bank (Ohio)
1.67% - 1.76%, 06/10/05 - 08/09/05	25,767,612	25,763,840	0.43
Nationwide Building Society
1.96%, 10/28/05	17,521,976	17,524,425	0.29
Permanent Financing PLC
1.69% - 1.72%, 12/10/04 - 06/10/05	20,098,737	20,098,738	0.33
Sigma Finance Inc.
1.52% - 1.75%, 10/07/04 - 09/15/05	38,651,418	38,652,812	0.64
Tango Finance Corp.
1.66% - 1.81%, 01/18/05 - 07/25/05	32,951,622	32,949,720	0.54
WhistleJacket Capital LLC
1.72% - 1.84%, 06/15/05 - 09/15/05	20,614,090	20,610,544	0.34
White Pine Finance LLC
1.55% - 1.80%, 11/15/04 - 08/26/05	40,094,404	40,090,780	0.65
Other securities[1]		38,647,972	0.64

		412,947,831	6.79

MEDIUM-TERM NOTES
CC USA Inc.
1.29% - 1.51%, 02/15/05 - 04/15/05	17,006,624	17,009,979	0.28
Dorada Finance Inc.
1.48%, 01/18/05	7,730,284	7,730,169	0.13

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
K2 USA LLC
1.46%, 01/12/05	$5,153,522	$5,153,377	0.08%
WhistleJacket Capital LLC
1.32%, 02/04/05	2,576,761	2,576,584	0.04

		32,470,109	0.53

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	41,228,179	41,228,179	0.68
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	159,290,494	159,290,494	2.62
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	113,377,494	113,377,494	1.86
Other securities[1]		11,198,564	0.18

		325,094,731	5.34

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		196,864,556	3.24

		196,864,556	3.24

TIME DEPOSITS
Abbey National Treasury Services PLC
1.25% - 1.40%, 10/25/04 - 04/08/05	$38,136,060	38,134,851	0.62
Bank of New York
1.39% - 1.60%, 11/01/04 - 12/03/04	12,883,806	12,883,493	0.21
Bank of Nova Scotia
1.13% - 1.42%, 10/06/04 - 10/29/04	25,767,612	25,767,644	0.43
Canadian Imperial Bank of Commerce
1.24% - 1.40%, 10/07/04 - 11/22/04	20,614,090	20,614,079	0.34
HBOS Treasury Services PLC
1.24%, 04/01/05	6,596,509	6,596,179	0.11
National City Bank (Ohio)
1.25%, 01/06/05	10,307,045	10,307,180	0.17

Security	Principal	Value	% of Net Assets
SunTrust Bank
1.88%, 10/01/04	$41,228,179	$41,228,179	0.68%
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	45,350,997	45,348,588	0.74
Other securities[1]		10,305,649	0.17

		211,185,842	3.47

U.S. GOVERNMENT AGENCY NOTES
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 01/18/05 - 05/31/05	22,299,601	22,186,383	0.36
Federal National Mortgage Association
2.33%, 07/22/05	15,460,567	15,167,010	0.25

		37,353,393	0.61

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,606,048,065)		1,606,048,065	26.39

TOTAL INVESTMENTS IN SECURITIES (Cost: $8,193,111,551)		7,684,747,831	126.27

Other Assets, Less Liabilities		(1,598,983,871)	(26.27)

NET ASSETS		$6,085,763,960	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	All or a portion of this security represents a security on loan. See Note 5.
[3]	Non-income earning security.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$1,347,621,793	22.14%
Consumer Non-Cyclical	1,121,854,478	18.44
Industrial	877,375,372	14.42
Consumer Cyclical	825,571,361	13.57
Technology	582,451,991	9.57
Communications	482,179,082	7.92
Energy	323,942,141	5.32
Basic Materials	308,140,858	5.06
Utilities	202,631,268	3.33
Diversified	6,931,422	0.11
Short-Term and Other Net Assets	7,064,194	0.12

TOTAL	$6,085,763,960	100.00%

See notes to financial statements.

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$11,357,594	0.65%

		11,357,594	0.65

AEROSPACE & DEFENSE
Other securities[1]		25,037,210	1.43

		25,037,210	1.43

AGRICULTURE
Other securities[1]		5,335,815	0.30

		5,335,815	0.30

AIRLINES
Other securities[1]		7,004,115	0.40

		7,004,115	0.40

APPAREL
Other securities[1]		18,164,899	1.03

		18,164,899	1.03

AUTO MANUFACTURERS
Other securities[1]		3,089,619	0.18

		3,089,619	0.18

AUTO PARTS & EQUIPMENT
Other securities[1]		2,062,295	0.12

		2,062,295	0.12

BANKS
East West Bancorp Inc.	186,523	6,265,308	0.36
First BanCorp (Puerto Rico)	119,088	5,751,950	0.33
Other securities[1]		86,362,936	4.91

		98,380,194	5.60

BEVERAGES
Other securities[1]		2,646,902	0.15

		2,646,902	0.15

BIOTECHNOLOGY
Other securities[1]		49,427,022	2.82

		49,427,022	2.82

BUILDING MATERIALS
Other securities[1]		11,372,186	0.65

		11,372,186	0.65

CHEMICALS
IMC Global Inc.[2,3]	431,608	7,505,663	0.43
Other securities[1]		20,208,504	1.15

		27,714,167	1.58

COMMERCIAL SERVICES
Strayer Education Inc.	55,152	6,343,032	0.36
Other securities[1]		92,012,632	5.24

		98,355,664	5.60

COMPUTERS
CACI International Inc. Class A2	106,122	5,601,119	0.32
Other securities[1]		68,359,232	3.89

		73,960,351	4.21

COSMETICS & PERSONAL CARE
Other securities[1]		4,132,191	0.24

		4,132,191	0.24

DISTRIBUTION & WHOLESALE
Other securities[1]		12,235,402	0.70

		12,235,402	0.70

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		27,579,350	1.57

		27,579,350	1.57

ELECTRIC
Other securities[1]		576,529	0.03

		576,529	0.03

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		17,784,197	1.01

		17,784,197	1.01

ELECTRONICS
Trimble Navigation Ltd.[2]	188,152	5,945,603	0.34
Other securities[1]		59,002,886	3.36

		64,948,489	3.70

ENERGY – ALTERNATE SOURCES
Other securities[1]		7,597,869	0.43

		7,597,869	0.43

ENERGY & RELATED
Other securities[1]		1,042,181	0.06

		1,042,181	0.06

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[1]		$4,697,735	0.27%

		4,697,735	0.27

ENTERTAINMENT
Other securities[1]		24,635,210	1.40

		24,635,210	1.40

ENVIRONMENTAL CONTROL
Waste Connections Inc.[2]	175,893	5,572,290	0.32
Other securities[1]		8,913,526	0.51

		14,485,816	0.83

FOOD
Other securities[1]		9,216,778	0.52

		9,216,778	0.52

FOREST PRODUCTS & PAPER
Other securities[1]		445,651	0.03

		445,651	0.03

HAND & MACHINE TOOLS
Other securities[1]		9,485,451	0.54

		9,485,451	0.54

HEALTH CARE
Other securities[1]		11,595,909	0.66

		11,595,909	0.66

HEALTH CARE – PRODUCTS
Other securities[1]		102,764,795	5.85

		102,764,795	5.85

HEALTH CARE – SERVICES
Other securities[1]		58,196,485	3.31

		58,196,485	3.31

HOLDING COMPANIES – DIVERSIFIED
Other securities[1]		1,148,067	0.07

		1,148,067	0.07

HOME BUILDERS
Other securities[1]		21,685,398	1.24

		21,685,398	1.24

HOME FURNISHINGS
Other securities[1]		7,731,437	0.44

		7,731,437	0.44

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		16,523,343	0.94

		16,523,343	0.94

HOUSEWARES
Toro Co.	84,865	5,796,280	0.33
Other securities[1]		47,143	0.00

		5,843,423	0.33

INSURANCE
Other securities[1]		13,149,156	0.75

		13,149,156	0.75

INTERNET
InfoSpace Inc.[2]	116,939	5,541,739	0.32
Other securities[1]		89,317,221	5.08

		94,858,960	5.40

INVESTMENT COMPANIES
Other securities[1]		69,515	0.00

		69,515	0.00

IRON & STEEL
Allegheny Technologies Inc.	355,110	6,480,758	0.37
Other securities[1]		13,595,608	0.77

		20,076,366	1.14

LEISURE TIME
Other securities[1]		7,517,758	0.43

		7,517,758	0.43

LODGING
Other securities[1]		6,176,138	0.35

		6,176,138	0.35

MACHINERY
Other securities[1]		27,566,074	1.57

		27,566,074	1.57

MANUFACTURING
Other securities[1]		27,800,823	1.58

		27,800,823	1.58

MEDIA
Other securities[1]		24,660,431	1.40

		24,660,431	1.40

METAL FABRICATE & HARDWARE
Other securities[1]		2,506,251	0.14

		2,506,251	0.14

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
MINING
Other securities[1]		$10,454,733	0.60%

		10,454,733	0.60

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		6,318,438	0.36

		6,318,438	0.36

OIL & GAS
Other securities[1]		55,716,326	3.17

		55,716,326	3.17

OIL & GAS SERVICES
Other securities[1]		28,626,964	1.63

		28,626,964	1.63

PACKAGING & CONTAINERS
Other securities[1]		6,261,189	0.36

		6,261,189	0.36

PHARMACEUTICALS
Onyx Pharmaceuticals Inc.[2,3]	128,095	5,509,366	0.31
Valeant Pharmaceuticals International[3]	235,816	5,687,882	0.32
Other securities[1]		111,741,594	6.37

		122,938,842	7.00
REAL ESTATE
Other securities[1]		3,007,372	0.17

		3,007,372	0.17

REAL ESTATE INVESTMENT TRUSTS
Other securities[1]		18,003,836	1.03

		18,003,836	1.03

RETAIL
Sonic Corp.[2,3]	220,457	5,650,313	0.32
Other securities[1]		114,541,543	6.53

		120,191,856	6.85

SAVINGS & LOANS
Other securities[1]		11,098,130	0.63

		11,098,130	0.63

SEMICONDUCTORS
Other securities[1]		87,280,578	4.97

		87,280,578	4.97

Security	Shares or Principal	Value	% of Net Assets
SOFTWARE
Other securities[1]		$98,958,372	5.64%

		98,958,372	5.64

STORAGE & WAREHOUSING
Other securities[1]		698,765	0.04

		698,765	0.04

TELECOMMUNICATION EQUIPMENT
Other securities[1]		3,562,637	0.20

		3,562,637	0.20

TELECOMMUNICATIONS
Other securities[1]		64,098,920	3.65

		64,098,920	3.65

TOYS, GAMES & HOBBIES
Other securities[1]		3,153,256	0.18

		3,153,256	0.18

TRANSPORTATION
Landstar System Inc.[2,3]	103,294	6,061,292	0.34
Other securities[1]		26,355,599	1.51

		32,416,891	1.85

TRUCKING & LEASING
Other securities[1]		546,996	0.03

		546,996	0.03

WATER
Other securities[1]		118,129	0.01

		118,129	0.01

TOTAL COMMON STOCKS (Cost: $1,747,641,532)		1,756,093,441	100.02

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
Alpine Securitization Corp.
1.77% - 1.88%, 10/01/04 - 10/18/04	$6,214,194	6,211,762	0.36
Amsterdam Funding Corp.
1.72% - 1.78%, 10/14/04 - 10/28/04	8,098,284	8,089,858	0.46
Barton Capital Corp.
1.77% - 1.78%, 10/15/04 - 10/19/04	7,767,742	7,761,401	0.44

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2004

Security	Principal	Value	% of Net Assets
Edison Asset Securitization
1.45% - 1.59%, 11/09/04 - 12/02/04	$6,610,844	$6,596,601	0.38%
Grampian Funding LLC
1.26% - 1.78%, 10/18/04 - 11/30/04	11,568,978	11,555,962	0.66
Jupiter Securitization Corp.
1.72% - 1.78%, 10/15/04 - 10/27/04	5,784,489	5,779,600	0.33
Nationwide Building Society
1.63%, 12/09/04	2,743,500	2,734,929	0.16
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	14,881,441	14,871,286	0.85
Sydney Capital Corp.
1.25% - 1.74%, 10/12/04 - 10/22/04	6,804,212	6,800,376	0.38
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	23,137,956	23,126,185	1.32
WhistleJacket Capital LLC
1.26%, 10/20/04	818,753	818,209	0.05
Other securities[1]		30,767,255	1.74

		125,113,424	7.13

FLOATING RATE NOTES
Bank of Nova Scotia
1.76%, 09/26/05	826,356	825,995	0.05
Beta Finance Inc.
1.63% - 2.04%, 10/12/04 - 10/27/05	14,048,044	14,049,897	0.79
Canadian Imperial Bank of Commerce
1.68%, 09/13/05	4,958,133	4,956,596	0.28
CC USA Inc.
1.61% - 1.63%, 05/04/05 - 07/29/05	6,610,844	6,609,635	0.38
Den Danske Bank NY
1.68% - 1.77%, 08/12/05 - 08/26/05	6,610,844	6,609,094	0.38
K2 USA LLC
1.61% - 1.79%, 06/10/05 - 10/20/05	11,568,978	11,567,924	0.66

Security	Shares or Principal	Value	% of Net Assets
Links Finance LLC
1.68% - 1.71%, 04/15/05 - 04/25/05	$6,610,844	$6,611,707	0.38%
National City Bank (Ohio)
1.67% - 1.76%, 06/10/05 - 08/09/05	8,263,556	8,262,346	0.47
Nationwide Building Society
1.96%, 10/28/05	5,619,218	5,620,003	0.32
Permanent Financing PLC
1.69% - 1.72%, 12/10/04 - 06/10/05	6,445,573	6,445,574	0.36
Sigma Finance Inc.
1.52% - 1.75%, 10/07/04 - 09/15/05	12,395,333	12,395,780	0.71
Tango Finance Corp.
1.66% - 1.81%, 01/18/05 - 07/25/05	10,567,435	10,566,825	0.61
WhistleJacket Capital LLC
1.72% - 1.84%, 06/15/05 - 09/15/05	6,610,844	6,609,707	0.37
White Pine Finance LLC
1.55% - 1.80%, 11/15/04 - 08/26/05	12,858,092	12,856,928	0.72
Other securities[1]		18,442,470	1.06

		132,430,481	7.54

MEDIUM-TERM NOTES
CC USA Inc.
1.29% - 1.51%, 02/15/05 - 04/15/05	5,453,947	5,455,023	0.31
K2 USA LLC
1.46%, 01/12/05	1,652,711	1,652,665	0.09
WhistleJacket Capital LLC
1.32%, 02/04/05	826,356	826,299	0.05
Other securities[1]		2,479,030	0.14

		10,413,017	0.59

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	13,221,689	13,221,689	0.75

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	49,986,089	$49,986,089	2.85%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	36,359,645	36,359,645	2.07
Other securities[3]		3,591,328	0.20

		103,158,751	5.87

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		63,133,566	3.60

		63,133,566	3.60

TIME DEPOSITS
Abbey National Treasury Services PLC
1.25% - 1.40%, 10/25/04 - 04/08/05	$12,230,062	12,229,673	0.69
Bank of Nova Scotia
1.13% - 1.42%, 10/06/04 - 10/29/04	8,263,556	8,263,566	0.47
Canadian Imperial Bank of Commerce
1.24% - 1.40%, 10/07/04 - 11/22/04	6,610,844	6,610,842	0.38
National City Bank (Ohio)
1.25%, 01/06/05	3,305,422	3,305,466	0.19
SunTrust Bank
1.88%, 10/01/04	13,221,689	13,221,689	0.75
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	14,543,858	14,543,084	0.83
Other securities[1]		9,552,017	0.55

		67,726,337	3.86

U.S. GOVERNMENT AGENCY NOTES
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 01/18/05 - 05/31/05	7,151,380	7,115,073	0.40
Other securities[1]		4,863,991	0.28

		11,979,064	0.68

Security	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS (Cost: $513,954,640)	$513,954,640	29.27%

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,261,596,172)	2,270,048,081	129.29
Other Assets, Less Liabilities	(514,219,700)	(29.29)

NET ASSETS	$1,755,828,381	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security.
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$481,133,746	27.40%
Technology	266,410,699	15.17
Industrial	244,909,308	13.95
Consumer Cyclical	241,997,241	13.78
Communications	198,538,542	11.31
Financial	170,612,827	9.72
Energy	92,983,340	5.30
Basic Materials	57,202,325	3.26
Diversified	1,610,755	0.09
Utilities	694,658	0.04
Short-Term and Other Net Assets	(265,060)	-0.02

TOTAL	$1,755,828,381	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[1]		$8,055,660	0.37%

		8,055,660	0.37

AEROSPACE & DEFENSE
Other securities[1]		24,672,137	1.13

		24,672,137	1.13

AGRICULTURE
Other securities[1]		8,256,181	0.38

		8,256,181	0.38

AIRLINES
Other securities[1]		14,508,756	0.67

		14,508,756	0.67

APPAREL
Other securities[1]		18,735,817	0.86

		18,735,817	0.86

AUTO MANUFACTURERS
Other securities[1]		1,334,657	0.06

		1,334,657	0.06

AUTO PARTS & EQUIPMENT
Goodyear Tire & Rubber Co. (The)[2,3]	631,199	6,779,077	0.31
Other securities[1]		30,805,280	1.41

		37,584,357	1.72

BANKS
BancorpSouth Inc.[3]	320,242	7,362,364	0.34
Old National Bancorp[3]	274,389	6,815,823	0.31
Other securities[1]		236,638,232	10.85

		250,816,419	11.50

BEVERAGES
Other securities[1]		3,072,777	0.14

		3,072,777	0.14

BIOTECHNOLOGY
Other securities[1]		24,012,431	1.10

		24,012,431	1.10

BUILDING MATERIALS
Other securities[1]		30,121,055	1.38

		30,121,055	1.38

CHEMICALS
Cytec Industries Inc.	158,526	7,759,848	0.36
FMC Corp.[2]	148,488	7,212,062	0.33
Other securities[1]		75,874,094	3.48

		90,846,004	4.17

COMMERCIAL SERVICES
Other securities[1]		66,201,037	3.04

		66,201,037	3.04

COMPUTERS
BISYS Group Inc. (The)[2,3]	499,189	7,293,151	0.34
Other securities[1]		43,136,862	1.97

		50,430,013	2.31

COSMETICS & PERSONAL CARE
Other securities[1]		2,091,137	0.10

		2,091,137	0.10

DISTRIBUTION & WHOLESALE
Other securities[1]		16,436,227	0.75

		16,436,227	0.75

DIVERSIFIED FINANCIAL SERVICES
Other securities[1]		31,690,973	1.45

		31,690,973	1.45

ELECTRIC
Other securities[1]		65,307,143	3.00

		65,307,143	3.00

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[1]		15,779,114	0.72

		15,779,114	0.72

ELECTRONICS
Other securities[1]		45,274,774	2.08

		45,274,774	2.08

ENERGY - ALTERNATE SOURCES
Other securities[1]		356,780	0.02

		356,780	0.02

ENERGY & RELATED
Other securities[1]		521,759	0.02

		521,759	0.02

ENGINEERING & CONSTRUCTION
Other securities[1]		19,129,906	0.88

		19,129,906	0.88

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[1]		$20,986,474	0.96%

		20,986,474	0.96

ENVIRONMENTAL CONTROL
Other securities[1]		5,894,051	0.27

		5,894,051	0.27

FOOD
Corn Products International Inc.	146,440	6,750,884	0.31
Other securities[1]		31,100,117	1.43

		37,851,001	1.74

FOREST PRODUCTS & PAPER
Other securities[1]		23,050,806	1.06

		23,050,806	1.06

GAS
Energen Corp.	147,903	7,624,400	0.35
Piedmont Natural Gas Co.[3]	156,281	6,866,987	0.31
Other securities[1]		49,833,492	2.29

		64,324,879	2.95

HAND & MACHINE TOOLS
Other securities[1]		9,040,477	0.41

		9,040,477	0.41

HEALTH CARE
Other securities[1]		2,353,676	0.11

		2,353,676	0.11

HEALTH CARE - PRODUCTS
Other securities[1]		26,838,493	1.23

		26,838,493	1.23

HEALTH CARE - SERVICES
Other securities[1]		18,064,005	0.83

		18,064,005	0.83

HOLDING COMPANIES - DIVERSIFIED
Other securities[1]		2,548,217	0.12

		2,548,217	0.12

HOME BUILDERS
Other securities[1]		16,112,129	0.74

		16,112,129	0.74

HOME FURNISHINGS
Other securities[1]		14,880,330	0.68

		14,880,330	0.68

HOUSEHOLD PRODUCTS & WARES
Other securities[1]		18,536,635	0.85

		18,536,635	0.85

HOUSEWARES
Other securities[1]		1,810,868	0.08

		1,810,868	0.08

INSURANCE
Other securities[1]		87,986,322	4.04

		87,986,322	4.04

INTERNET
Other securities[1]		19,718,202	0.90

		19,718,202	0.90

INVESTMENT COMPANIES
Other securities[1]		6,664,252	0.31

		6,664,252	0.31

IRON & STEEL
Other securities[1]		17,624,573	0.81

		17,624,573	0.81

LEISURE TIME
Other securities[1]		11,147,077	0.51

		11,147,077	0.51

LODGING
Other securities[1]		16,428,920	0.75

		16,428,920	0.75

MACHINERY
Other securities[1]		47,514,816	2.18

		47,514,816	2.18

MANUFACTURING
AptarGroup Inc.	150,004	6,595,676	0.30
Other securities[1]		31,484,221	1.45

		38,079,897	1.75

MEDIA
Other securities[1]		32,565,381	1.49

		32,565,381	1.49

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Other securities[1]		$22,268,386	1.02%

		22,268,386	1.02

MINING
Other securities[1]		16,828,333	0.77

		16,828,333	0.77

OFFICE & BUSINESS EQUIPMENT
Other securities[1]		105,488	0.01

		105,488	0.01

OFFICE FURNISHINGS
Other securities[1]		1,481,791	0.07

		1,481,791	0.07

OIL & GAS
Tesoro Petroleum Corp.[2]	271,758	8,025,014	0.37
Other securities[1]		72,824,633	3.34

		80,849,647	3.71

OIL & GAS SERVICES
Other securities[1]		34,279,021	1.57

		34,279,021	1.57

PACKAGING & CONTAINERS
Other securities[1]		8,499,476	0.39

		8,499,476	0.39

PHARMACEUTICALS
Other securities[1]		18,692,157	0.86

		18,692,157	0.86

PIPELINES
Other securities[1]		522,071	0.02

		522,071	0.02

REAL ESTATE
Other securities[1]		12,135,227	0.56

		12,135,227	0.56

REAL ESTATE INVESTMENT TRUSTS
CarrAmerica Realty Corp.	225,411	7,370,940	0.34
Healthcare Realty Trust Inc.	195,125	7,617,680	0.35
Impac Mortgage Holdings Inc.[3]	273,841	7,202,018	0.33
Realty Income Corp.[3]	162,267	7,306,883	0.34
Other securities[1]		226,975,445	10.40

		256,472,966	11.76

RETAIL
Other securities[1]		104,424,882	4.79

		104,424,882	4.79

SAVINGS & LOANS
Other securities[1]		82,052,375	3.76

		82,052,375	3.76

SEMICONDUCTORS
Other securities[1]		18,519,084	0.85

		18,519,084	0.85

SOFTWARE
Other securities[1]		30,456,400	1.40

		30,456,400	1.40

STORAGE & WAREHOUSING
Other securities[1]		701,914	0.03

		701,914	0.03

TELECOMMUNICATIONS
Other securities[1]		46,097,124	2.11

		46,097,124	2.11

TEXTILES
Other securities[1]		5,296,131	0.24

		5,296,131	0.24

TOYS, GAMES & HOBBIES
Other securities[1]		6,476,417	0.30

		6,476,417	0.30

TRANSPORTATION
Laidlaw International Inc.[2,3]	430,509	7,081,873	0.33
Other securities[1]		42,855,774	1.96

		49,937,647	2.29

TRUCKING & LEASING
Other securities[1]		6,793,852	0.31

		6,793,852	0.31

WATER
Other securities[1]		7,591,638	0.35

		7,591,638	0.35

TOTAL COMMON STOCKS (Cost: $2,038,759,023)		2,175,738,622	99.79

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2004

Security	Principal	Value	% of Net Assets
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
Amsterdam Funding Corp.
1.72% - 1.78%, 10/14/04 - 10/28/04	$8,412,530	$8,403,778	0.39%
Barton Capital Corp.
1.77% - 1.78%, 10/15/04 - 10/19/04	8,069,162	8,062,573	0.37
Edison Asset Securitization
1.45% - 1.59%, 11/09/04 - 12/02/04	6,867,372	6,852,576	0.32
Grampian Funding LLC
1.26% - 1.78%, 10/18/04 - 11/30/04	12,017,900	12,004,380	0.56
Nationwide Building Society
1.63%, 12/09/04	2,849,959	2,841,055	0.13
Preferred Receivables Funding Corp.
1.72% - 1.80%, 10/06/04 - 10/28/04	15,458,900	15,448,351	0.71
Sydney Capital Corp.
1.25% - 1.74%, 10/12/04 - 10/22/04	7,068,242	7,064,258	0.32
UBS Finance (Delaware)
1.11% - 1.88%, 10/01/04 - 12/17/04	24,035,800	24,023,572	1.09
WhistleJacket Capital LLC
1.26%, 10/20/04	850,524	849,958	0.04
Other securities[1]		44,417,823	2.03

		129,968,324	5.96

FLOATING RATE NOTES
Bank of Nova Scotia
1.76%, 09/26/05	858,421	858,047	0.04
Beta Finance Inc.
1.63% - 2.04%, 10/12/04 - 10/27/05	14,593,165	14,595,089	0.66
Canadian Imperial Bank of Commerce
1.68%, 09/13/05	5,150,529	5,148,931	0.23
CC USA Inc.
1.61% - 1.63%, 05/04/05 - 07/29/05	6,867,372	6,866,115	0.32
Den Danske Bank NY
1.68% - 1.77%, 08/12/05 - 08/26/05	6,867,372	6,865,554	0.30
K2 USA LLC
1.61% - 1.79%, 06/10/05 - 10/20/05	12,017,900	12,016,806	0.56
Links Finance LLC
1.68% - 1.71%, 04/15/05 - 04/25/05	6,867,372	6,868,268	0.32
National City Bank (Ohio)
1.67% - 1.76%, 06/10/05 - 08/09/05	8,584,214	8,582,957	0.40
Nationwide Building Society
1.96%, 10/28/05	5,837,266	5,838,082	0.27
Permanent Financing PLC
1.69% - 1.72%, 12/10/04 - 06/10/05	6,695,687	6,695,688	0.31
Sigma Finance Inc.
1.52% - 1.75%, 10/07/04 - 09/15/05	12,876,322	12,876,786	0.59
Tango Finance Corp.
1.66% - 1.81%, 01/18/05 - 07/25/05	10,977,493	10,976,860	0.51
WhistleJacket Capital LLC
1.72% - 1.84%, 06/15/05 - 09/15/05	6,867,372	6,866,191	0.32
White Pine Finance LLC
1.55% - 1.80%, 11/15/04 - 08/26/05	13,357,038	13,355,829	0.61
Other securities[1]		19,158,112	0.87

		137,569,315	6.31

MEDIUM-TERM NOTES
CC USA Inc.
1.29% - 1.51%, 02/15/05 - 04/15/05	5,665,582	5,666,699	0.25
K2 USA LLC
1.46%, 01/12/05	1,716,843	1,716,795	0.08

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2004

Security	Shares or Principal	Value	% of Net Assets
WhistleJacket Capital LLC
1.32%, 02/04/05	$858,421	$858,362	0.04%
Other securities[1]		2,575,226	0.12

		10,817,082	0.49

MONEY MARKET FUNDS
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares[4,5]	13,734,743	13,734,743	0.63
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	53,931,659	53,931,659	2.47
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[4,5]	37,770,544	37,770,544	1.73
Other securities[1]		3,730,686	0.18

		109,167,632	5.01

REPURCHASE AGREEMENTS
Fully collateralized repurchase agreements[6]		65,583,398	3.01

		65,583,398	3.01

TIME DEPOSITS
Abbey National Treasury Services PLC
1.25% - 1.40%, 10/25/04 - 04/08/05	12,704,637	12,704,232	0.58
Bank of Nova Scotia
1.13% - 1.42%, 10/06/04 - 10/29/04	8,584,214	8,584,225	0.40
Canadian Imperial Bank of Commerce
1.24% - 1.40%, 10/07/04 - 11/22/04	6,867,372	6,867,369	0.32
National City Bank (Ohio)
1.25%, 01/06/05	3,433,686	3,433,731	0.16
SunTrust Bank
1.88%, 10/01/04	13,734,743	13,734,743	0.63

Security	Principal	Value	% of Net Assets
Toronto-Dominion Bank
1.22% - 1.90%, 10/29/04 - 05/11/05	15,108,217	15,107,415	0.69
Other securities[1]		9,922,673	0.45

		70,354,388	3.23

U.S. GOVERNMENT AGENCY NOTES
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 01/18/05 - 05/31/05	7,428,882	7,391,165	0.34
Other securities[1]		5,052,733	0.23

		12,443,898	0.57

TOTAL SHORT-TERM INVESTMENTS (Cost: $535,904,037)		535,904,037	24.58

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,574,663,060)		2,711,642,659	124.37
Other Assets, Less Liabilities		(531,306,452)	(24.37)

NET ASSETS		$2,180,336,207	100.00%

[1]	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2004.
[2]	Non-income earning security
[3]	All or a portion of this security represents a security on loan. See Note 5.
[4]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.

The Fund’s complete schedule of investments is available without charge, upon request, by calling toll-free 1-800-474-2737; and on the Securities and Exchange Commission’s website at www.sec.gov.

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2004

SECTOR DIVERSIFICATION

Sector	Value	% of Net Assets
Financial	$726,955,517	33.34%
Industrial	323,005,588	14.82
Consumer Cyclical	291,438,649	13.37
Consumer Non-Cyclical	225,969,530	10.36
Basic Materials	145,885,611	6.69
Utilities	137,223,660	6.29
Energy	116,529,278	5.35
Communications	106,436,367	4.88
Technology	99,405,497	4.56
Diversified	2,888,925	0.13
Short-Term and Other Net Assets	4,597,585	0.21

TOTAL	$2,180,336,207	100.00%

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2004

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,557,876,462	$2,402,223,483	$3,423,410,967	$7,879,215,384	$2,162,028,749	$2,469,226,114

Affiliated issuers[a]	$19,686,905	$29,370,041	$44,536,185	$313,896,167	$99,567,423	$105,436,946

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$1,603,617,604	$2,381,228,621	$3,642,292,525	$7,370,851,664	$2,170,480,658	$2,606,205,713
Affiliated issuers[a]	19,686,905	29,370,041	44,536,185	313,896,167	99,567,423	105,436,946
Receivables:
Investment securities sold	1,041,943	3,103,184	1,548,282	24,768,084	6,833,844	12,494,143
Dividends and interest	1,759,698	1,232,194	5,836,876	6,109,627	620,796	3,615,485
Capital shares sold	—	3,154	30,622	—	11,824	—

Total Assets	1,626,106,150	2,414,937,194	3,694,244,490	7,715,625,542	2,277,514,545	2,727,752,287

LIABILITIES
Payables:
Investment securities Purchased	1,578,830	2,948,070	3,174,611	26,840,987	7,481,114	13,125,709
Collateral for securities On loan (Note 5)	98,596,397	147,482,252	223,019,975	1,601,203,772	513,498,743	533,424,539
Capital shares redeemed	—	—	—	—	23,878	—
Investment advisory fees (Note 2)	374,821	736,012	1,096,853	1,816,823	682,429	865,832

Total Liabilities	100,550,048	151,166,334	227,291,439	1,629,861,582	521,686,164	547,416,080

NET ASSETS	$1,525,556,102	$2,263,770,860	$3,466,953,051	$6,085,763,960	$1,755,828,381	$2,180,336,207

Net assets consist of:
Paid-in capital	$1,389,987,653	$2,435,273,980	$3,252,445,422	$6,489,546,231	$1,725,772,965	$1,979,906,381
Undistributed net investment income	906,674	431,609	2,854,114	7,781,741	591,728	4,506,487
Undistributed net realized gain (accumulated net realized loss)	88,920,633	(150,939,867)	(7,228,043)	96,799,708	21,011,779	58,943,740
Net unrealized appreciation (depreciation)	45,741,142	(20,994,862)	218,881,558	(508,363,720)	8,451,909	136,979,599

NET ASSETS	$1,525,556,102	$2,263,770,860	$3,466,953,051	$6,085,763,960	$1,755,828,381	$2,180,336,207

Shares outstanding	25,550,000	50,050,000	57,250,000	53,300,000	29,900,000	12,700,000

Net asset value per share	$59.71	$45.23	$60.56	$114.18	$58.72	$171.68

[a]	The Funds’ investment adviser is an affiliate of the issuers.
[b]	Securities on loan with market values of $95,535,202, $143,044,251, $216,265,766, $1,535,849,559, $492,247,632 and $511,884,772, respectively. See Note 5.

See notes to financial statements.

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended September 30, 2004

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund	2000 Growth Index Fund	2000 Value Index Fund
NET INVESTMENT INCOME
Dividends[a]	$15,129,092	$10,247,327	$37,825,744	$32,085,447	$3,502,828	$18,078,334
Interest[b]	16,783	7,735	15,530	38,729	9,354	16,117
Securities lending income[b]	65,556	70,553	127,546	1,446,575	457,183	480,925

Total investment income	15,211,431	10,325,615	37,968,820	33,570,751	3,969,365	18,575,376

EXPENSES (Note 2)
Investment advisory fees	1,304,070	1,987,840	3,077,575	5,439,806	1,938,395	2,429,762

Total expenses	1,304,070	1,987,840	3,077,575	5,439,806	1,938,395	2,429,762

Net investment income	13,907,361	8,337,775	34,891,245	28,130,945	2,030,970	16,145,614

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,535,991)	(33,764,654)	14,320,191	(158,651,199)	(49,893,116)	(7,419,730)
In-kind redemptions	157,568,673	20,394,922	43,858,248	503,818,891	180,886,255	145,725,298

Net realized gain (loss)	144,032,682	(13,369,732)	58,178,439	345,167,692	130,993,139	138,305,568

Net change in unrealized appreciation (depreciation)	(155,806,834)	(66,101,831)	(13,368,986)	(544,635,981)	(217,991,347)	(123,565,351)

Net realized and unrealized gain (loss)	(11,774,152)	(79,471,563)	44,809,453	(199,468,289)	(86,998,208)	14,740,217

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,133,209	$(71,133,788)	$79,700,698	$(171,337,344)	$(84,967,238)	$30,885,831

[a]	Net of foreign withholding tax of $1,149, $1,614, $1,853, $10,422, $4,877 and $1,638, respectively.
[b]	Includes income earned from affiliated issuers. The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Unaudited)

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,907,361	$26,510,429	$8,337,775	$10,686,204
Net realized gain (loss)	144,032,682	14,637,848	(13,369,732)	67,022,280
Net change in unrealized appreciation (depreciation)	(155,806,834)	379,621,704	(66,101,831)	213,647,513

Net increase (decrease) in net assets resulting from operations	2,133,209	420,769,981	(71,133,788)	291,355,997

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,346,557)	(26,538,768)	(8,129,259)	(10,946,081)

Total distributions to shareholders	(13,346,557)	(26,538,768)	(8,129,259)	(10,946,081)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	114,329,642	941,843,037	804,107,259	1,078,457,091
Cost of shares redeemed	(662,345,666)	(170,428,560)	(107,219,676)	(628,071,088)

Net increase (decrease) in net assets from capital share transactions	(548,016,024)	771,414,477	696,887,583	450,386,003

INCREASE (DECREASE) IN NET ASSETS	(559,229,372)	1,165,645,690	617,624,536	730,795,919

NET ASSETS:
Beginning of period	2,084,785,474	919,139,784	1,646,146,324	915,350,405

End of period	$1,525,556,102	$2,084,785,474	$2,263,770,860	$1,646,146,324

Undistributed net investment income included in net assets at end of period	$906,674	$345,870	$431,609	$223,093

SHARES ISSUED AND REDEEMED:
Shares sold	1,900,000	17,300,000	17,350,000	24,200,000
Shares redeemed	(10,800,000)	(3,200,000)	(2,300,000)	(14,650,000)

Net increase (decrease) in shares outstanding	(8,900,000)	14,100,000	15,050,000	9,550,000

	iShares Russell 1000 Value Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,891,245	$42,385,706
Net realized gain (loss)	58,178,439	25,538,337
Net change in unrealized appreciation (depreciation)	(13,368,986)	467,387,566

Net increase (decrease) in net assets resulting from operations	79,700,698	535,311,609

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,588,333)	(42,169,628)

Total distributions to shareholders	(32,588,333)	(42,169,628)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	920,469,555	1,514,282,555
Cost of shares redeemed	(207,322,179)	(284,863,915)

Net increase (decrease) in net assets from capital share transactions	713,147,376	1,229,418,640

INCREASE (DECREASE) IN NET ASSETS	760,259,741	1,722,560,621

NET ASSETS:
Beginning of period	2,706,693,310	984,132,689

End of period	$3,466,953,051	$2,706,693,310

Undistributed net investment income included in net assets at end of period	$2,854,114	$551,202

SHARES ISSUED AND REDEEMED:
Shares sold	15,450,000	27,850,000
Shares redeemed	(3,500,000)	(5,200,000)

Net increase (decrease) in shares outstanding	11,950,000	22,650,000

See notes to financial statements.

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Unaudited) (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,130,945	$39,040,580	$2,030,970	$4,676,802
Net realized gain	345,167,692	669,350,545	130,993,139	149,986,632
Net change in unrealized appreciation (depreciation)	(544,635,981)	829,503,380	(217,991,347)	347,740,328

Net increase (decrease) in net assets resulting from operations	(171,337,344)	1,537,894,505	(84,967,238)	502,403,762

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,732,826)	(34,114,306)	(1,857,134)	(4,824,638)
Return of capital	—	(2,762,127)	—	—

Total distributions to shareholders	(24,732,826)	(36,876,433)	(1,857,134)	(4,824,638)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,845,902,993	6,040,001,177	726,437,435	840,342,923
Cost of shares redeemed	(7,844,471,158)	(3,967,162,112)	(406,152,711)	(453,739,731)

Net increase in net assets from capital share transactions	1,001,431,835	2,072,839,065	320,284,724	386,603,192

INCREASE IN NET ASSETS	805,361,665	3,573,857,137	233,460,352	884,182,316

NET ASSETS:
Beginning of period	5,280,402,295	1,706,545,158	1,522,368,029	638,185,713

End of period	$6,085,763,960	$5,280,402,295	$1,755,828,381	$1,522,368,029

Undistributed net investment income included in net assets at end of Period	$7,781,741	$4,383,622	$591,728	$417,892

SHARES ISSUED AND REDEEMED:
Shares sold	78,250,000	58,850,000	12,600,000	15,500,000
Shares redeemed	(69,850,000)	(37,450,000)	(7,050,000)	(7,700,000)

Net increase in shares outstanding	8,400,000	21,400,000	5,550,000	7,800,000

	iShares Russell 2000 Value Index Fund
	For the six months ended September 30, 2004 (Unaudited)	For the year ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,145,614	$20,034,430
Net realized gain	138,305,568	46,755,338
Net change in unrealized appreciation (depreciation)	(123,565,351)	465,072,429

Net increase (decrease) in net assets resulting from operations	30,885,831	531,862,197

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,060,704)	(17,500,341)
Return of capital	—	(1,339,753)

Total distributions to shareholders	(14,060,704)	(18,840,094)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	775,864,605	790,847,829
Cost of shares redeemed	(324,626,393)	(227,044,459)

Net increase in net assets from capital share transactions	451,238,212	563,803,370

INCREASE IN NET ASSETS	468,063,339	1,076,825,473

NET ASSETS:
Beginning of period	1,712,272,868	635,447,395

End of period	$2,180,336,207	$1,712,272,868

Undistributed net investment income included in net assets at end of period	$4,506,487	$2,421,577

SHARES ISSUED AND REDEEMED:
Shares sold	4,650,000	5,500,000
Shares redeemed	(1,950,000)	(1,500,000)

Net increase in shares outstanding	2,700,000	4,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 15, 2000[a] to Mar. 31, 2001
Net Asset Value, Beginning of Period	$60.52	$45.17	$60.81	$61.10	$76.78

Income from investment operations:
Net investment income	0.55	0.88	0.72	0.70	0.64
Net realized and unrealized gain (loss)	(0.84)	15.36	(15.64)	(0.30)	(15.71)

Total from investment operations	(0.29)	16.24	(14.92)	0.40	(15.07)

Less distributions from:
Net investment income	(0.52)	(0.89)	(0.72)	(0.69)	(0.61)
Net realized gain	—	—	—	—	(0.00)[e]

Total distributions	(0.52)	(0.89)	(0.72)	(0.69)	(0.61)

Net asset value, end of period	$59.71	$60.52	$45.17	$60.81	$61.10

Total return	(0.48)%[b]	36.12%	(24.59)%	0.68%	(19.75)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,525,556	$2,084,785	$919,140	$419,571	$207,723
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	1.60%	1.62%	1.66%	1.23%	1.01%
Portfolio turnover rate[d]	3%	5%	5%	8%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than $0.01.

See notes to financial statements.

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$47.03	$35.97	$49.59	$50.99	$79.30

Income from investment operations:
Net investment income	0.17	0.37	0.31	0.23	0.14
Net realized and unrealized gain (loss)	(1.80)	11.07	(13.63)	(1.41)	(28.20)

Total from investment operations	(1.63)	11.44	(13.32)	(1.18)	(28.06)

Less distributions from:
Net investment income	(0.17)	(0.38)	(0.30)	(0.22)	(0.14)
Net realized gain	—	—	—	—	(0.11)

Total distributions	(0.17)	(0.38)	(0.30)	(0.22)	(0.25)

Net asset value, end of period	$45.23	$47.03	$35.97	$49.59	$50.99

Total return	(3.47)%[b]	31.88%	(26.87)%	(2.30)%	(35.47)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,263,771	$1,646,146	$915,350	$483,465	$209,078
Ratio of expenses to average Net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	0.84%	0.87%	0.92%	0.52%	0.26%
Portfolio turnover rate[d]	15%	9%	13%	22%	11%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$59.75	$43.45	$57.62	$56.18	$56.10

Income from investment operations:
Net investment income	0.63	1.15	1.02	0.90	0.66
Net realized and unrealized gain (loss)	0.77	16.32	(14.18)	1.43	0.04

Total from investment operations	1.40	17.47	(13.16)	2.33	0.70

Less distributions from:
Net investment income	(0.59)	(1.17)	(1.01)	(0.89)	(0.62)

Total distributions	(0.59)	(1.17)	(1.01)	(0.89)	(0.62)

Net asset value, end of period	$60.56	$59.75	$43.45	$57.62	$56.18

Total return	2.36%[b]	40.48%	(22.95)%	4.22%	1.22%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,466,953	$2,706,693	$984,133	$691,389	$191,005
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	2.27%	2.29%	2.29%	1.82%	1.64%
Portfolio turnover rate[d]	15%	12%	20%	16%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from May 22, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$117.60	$72.62	$100.78	$89.80	$94.33

Income from investment operations:
Net investment income	0.62	1.00	1.02	1.04	0.98
Net realized and unrealized gain (loss)	(3.47)	44.95	(28.15)	10.90	(4.47)

Total from investment operations	(2.85)	45.95	(27.13)	11.94	(3.49)

Less distributions from:
Net investment income	(0.57)	(0.90)	(1.03)	(0.96)	(0.88)
Net realized gain	—	—	—	—	(0.16)
Return of capital	—	(0.07)	—	—	—

Total distributions	(0.57)	(0.97)	(1.03)	(0.96)	(1.04)

Net asset value, end of period	$114.18	$117.60	$72.62	$100.78	$89.80

Total return	(2.43)%[b]	63.44%	(26.99)%	13.40%	(3.77)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,085,764	$5,280,402	$1,706,545	$2,438,900	$713,939
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.03%	1.08%	1.28%	1.25%	1.39%
Portfolio turnover rate[d]	12%	26%	30%	20%	39%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$62.52	$38.56	$56.68	$54.48	$81.36

Income from investment operations:
Net investment income	0.07	0.20	0.21	0.11	0.05
Net realized and unrealized gain (loss)	(3.80)	23.97	(18.14)	2.19	(26.85)

Total from investment operations	(3.73)	24.17	(17.93)	2.30	(26.80)

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.19)	(0.10)	(0.04)
Net realized gain	—	—	—	—	(0.04)

Total distributions	(0.07)	(0.21)	(0.19)	(0.10)	(0.08)

Net asset value, end of period	$58.72	$62.52	$38.56	$56.68	$54.48

Total return	(5.96)%[b]	62.76%	(31.65)%	4.24%	(32.96)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,755,828	$1,522,368	$638,186	$436,412	$155,258
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.26%	0.38%	0.58%	0.22%	0.14%
Portfolio turnover rate[d]	19%	37%	41%	28%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2004 (Unaudited)	Year ended Mar. 31, 2004	Year ended Mar. 31, 2003	Year ended Mar. 31, 2002	Period from Jul. 24, 2000[a] to Mar. 31, 2001
Net asset value, beginning of period	$171.23	$105.91	$140.83	$116.50	$103.35

Income from investment operations:
Net investment income	1.28	2.22	2.23	2.30	1.49
Net realized and unrealized gain (loss)	0.34	65.25	(34.90)	24.16	12.97

Total from investment operations	1.62	67.47	(32.67)	26.46	14.46

Less distributions from:
Net investment income	(1.17)	(2.00)	(2.25)	(2.13)	(1.28)
Net realized gain	—	—	—	—	(0.03)
Return of capital	—	(0.15)	—	—	—

Total distributions	(1.17)	(2.15)	(2.25)	(2.13)	(1.31)

Net asset value, end of period	$171.68	$171.23	$105.91	$140.83	$116.50

Total return	0.95%[b]	64.00%	(23.35)%	23.05%	14.05%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,180,336	$1,712,273	$635,447	$837,968	$273,763
Ratio of expenses to average net assets[c]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.66%	1.64%	1.85%	2.07%	2.40%
Portfolio turnover rate[d]	20%	16%	45%	26%	9%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2004, the Trust offered 72 investment portfolios or funds.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, and iShares Russell 2000 Value Index Funds (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2004, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Russell 1000	$159,662	$174,392,527	$(27,770,392)	$146,781,797
Russell 1000 Growth	194,878	19,491,275	(111,926,226)	(92,240,073)
Russell 1000 Value	191,453	202,608,745	(35,404,934)	167,395,264
Russell 2000	—	13,857,568	(221,569,669)	(207,712,101)
Russell 2000 Growth	—	207,816,473	(90,936,685)	116,879,788
Russell 2000 Value	—	252,535,015	(68,930,316)	183,604,699

For the years ended March 31, 2004 and March 31, 2003, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2004.

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2004, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Total
Russell 1000	$—	$12,325,552	$9,766,316	$5,678,524	$27,770,392
Russell 1000 Growth	—	20,107,067	68,492,707	23,134,656	111,734,430
Russell 1000 Value	99,151	5,765,240	15,563,290	13,977,221	35,404,902
Russell 2000	—	47,692,929	112,740,686	58,205,679	218,639,294
Russell 2000 Growth	—	14,797,300	71,115,684	5,023,701	90,936,685
Russell 2000 Value	—	6,847,139	18,124,608	43,958,569	68,930,316

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2004, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended September 30, 2004 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 1000	$1,602,217,313	$126,135,960	$(105,048,764)	$21,087,196
Russell 1000 Growth	2,473,706,481	87,021,903	(150,129,722)	(63,107,819)
Russell 1000 Value	3,509,074,926	272,594,227	(94,840,443)	177,753,784
Russell 2000	8,213,070,526	200,786,548	(729,109,243)	(528,322,695)
Russell 2000 Growth	2,277,136,694	156,124,863	(163,213,476)	(7,088,613)
Russell 2000 Value	2,584,249,989	221,026,590	(93,633,920)	127,392,670

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2004, a portion of the Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 5, below.

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian, and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$65,076
Russell 1000 Growth	70,323
Russell 1000 Value	127,338
Russell 2000	1,454,203
Russell 2000 Growth	459,072
Russell 2000 Value	484,153

SEI Investments Distribution Company (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended September 30, 2004, BGIS did not receive any brokerage commissions from the Funds.

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the six months ended September 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF, and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment of each Fund in shares of issuers, of which BGFA is an affiliate, for the six months ended September 30, 2004, including income earned from affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Russell 1000
IMMF	8,495	27,718	35,556	657	$656,597	$8,120
Russell 1000 Growth
IMMF	4,186	15,522	18,804	904	904,166	7,786
Russell 1000 Value
IMMF	14,966	74,610	88,085	1,491	1,490,606	15,648
Russell 2000
IMMF	12,065	147,771	154,992	4,844	4,844,293	37,407
Russell 2000 Growth
IMMF	1,648	40,825	42,017	456	455,897	9,306
Russell 2000 Value
IMMF	6,125	66,137	69,782	2,480	2,479,498	15,158

The Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the cash collateral for the securities on loan, the information reported above for each Fund does not include the Funds’ holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of September 30, 2004, certain trustees and officers of the Trust are also officers of BGI.

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$60,453,745	$61,205,498
Russell 1000 Growth	291,062,282	290,588,251
Russell 1000 Value	466,908,760	466,031,500
Russell 2000	711,309,430	686,110,461
Russell 2000 Growth	304,315,468	294,390,403
Russell 2000 Value	385,498,141	378,811,340

In-kind transactions (see Note 4) for the six months ended September 30, 2004 were as follows:

iShares Index Fund	In-Kind Purchases	In-Kind Sales
Russell 1000	$114,152,133	$660,359,392
Russell 1000 Growth	803,499,961	107,088,974
Russell 1000 Value	918,819,495	206,353,884
Russell 2000	9,134,138,712	8,158,054,115
Russell 2000 Growth	982,990,161	671,738,779
Russell 2000 Value	1,036,468,942	592,729,472

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2004, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

NOTES TO THE FINANCIAL STATEMENTS	55

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of September 30, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $InvesTop™ Corporate (LQD)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $InvesTop(TM)” and “Goldman Sachs(R)” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

1353-iS-0904

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s web-site at www.sec.gov.

Beginning March 1, 2005, the Funds will be filing their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov. When filed, the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BG1-F-006-05001

BARCLAYS GLOBAL INVESTORS

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.92%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (1)	396,518	4,199,126
Omnicom Group Inc.	176,231	12,875,437

		17,074,563

AEROSPACE & DEFENSE—1.76%
Boeing Co. (The)	790,434	40,802,203
General Dynamics Corp.	187,962	19,190,920
Goodrich (B.F.) Co.	111,221	3,487,891
Lockheed Martin Corp.	418,830	23,362,337
Northrop Grumman Corp. (2)	337,485	17,998,075
Raytheon Co.	424,023	16,104,394
Rockwell Collins Inc.	166,432	6,181,284
United Technologies Corp.	481,772	44,987,869

		172,114,973

AGRICULTURE—1.18%
Altria Group Inc.	1,930,544	90,812,790
Monsanto Co.	250,850	9,135,957
Reynolds American Inc. (2)	139,252	9,474,706
UST Inc.	155,035	6,241,709

		115,665,162

AIRLINES—0.11%
Delta Air Lines Inc. (1) (2)	117,821	387,631
Southwest Airlines Co.	744,308	10,137,475

		10,525,106

APPAREL—0.43%
Coach Inc. (1)	177,426	7,526,411
Jones Apparel Group Inc. (2)	117,177	4,194,937
Liz Claiborne Inc. (2)	101,200	3,817,264
Nike Inc. Class B	247,929	19,536,805
Reebok International Ltd. (2)	55,155	2,025,292
VF Corp.	103,938	5,139,734

		42,240,443

AUTO MANUFACTURERS—0.62%
Ford Motor Co.	1,722,677	24,203,612
General Motors Corp. (2)	531,039	22,558,537
Navistar International Corp. (1) (2)	66,152	2,460,193
PACCAR Inc. (2)	163,324	11,288,955

		60,511,297

AUTO PARTS & EQUIPMENT—0.22%
Cooper Tire & Rubber Co. (2)	70,198	1,415,894
Dana Corp.	140,974	2,493,830
Delphi Corp. (2)	530,317	4,926,645
Goodyear Tire & Rubber Co. (The) (1) (2)	166,050	1,783,377
Johnson Controls Inc.	179,560	10,200,804
Visteon Corp. (2)	122,550	979,175

		21,799,725

BANKS—6.59%
AmSouth Bancorp (2)	332,953	8,124,053
Bank of America Corp.	3,827,622	165,850,861

Bank of New York Co. Inc. (The)	733,050	21,383,068
BB&T Corp.	521,939	20,715,759
Comerica Inc.	161,261	9,570,840
Fifth Third Bancorp	536,596	26,411,255
First Horizon National Corp. (2)	116,089	5,033,619
Huntington Bancshares Inc. (2)	215,103	5,358,216
KeyCorp	382,836	12,097,618
M&T Bank Corp. (2)	110,165	10,542,790
Marshall & Ilsley Corp. (2)	209,992	8,462,678
Mellon Financial Corp.	399,886	11,072,843
National City Corp. (2)	623,946	24,096,795
North Fork Bancorp Inc. (2)	293,527	13,047,275
Northern Trust Corp.	206,794	8,437,195
PNC Financial Services Group	265,823	14,381,024
Regions Financial Corp.	435,395	14,394,159
SouthTrust Corp.	313,775	13,071,866
State Street Corp. (2)	316,522	13,518,655
SunTrust Banks Inc.	336,922	23,722,678
Synovus Financial Corp.	291,163	7,613,912
U.S. Bancorp	1,769,661	51,143,203
Wachovia Corp.	1,231,880	57,836,766
Wells Fargo & Co.	1,588,891	94,745,570
Zions Bancorporation (2)	84,678	5,168,745

		645,801,443

BEVERAGES—2.34%
Anheuser-Busch Companies Inc.	754,223	37,673,439
Brown-Forman Corp. Class B	113,954	5,219,093
Coca-Cola Co. (The)	2,282,930	91,431,346
Coca-Cola Enterprises Inc.	442,806	8,369,033
Coors (Adolph) Co. Class B	35,174	2,389,018
Pepsi Bottling Group Inc.	239,194	6,494,117
PepsiCo Inc.	1,593,870	77,541,775

		229,117,821

BIOTECHNOLOGY—1.17%
Amgen Inc. (1)	1,191,136	67,513,588
Biogen Idec Inc. (1)	318,548	19,485,581
Chiron Corp. (1) (2)	176,579	7,804,792
Genzyme Corp. (1) (2)	214,857	11,690,369
MedImmune Inc. (1)	235,410	5,579,217
Millipore Corp. (1)	46,777	2,238,279

		114,311,826

BUILDING MATERIALS—0.27%
American Standard Companies Inc. (1)	201,214	7,829,237
Masco Corp.	407,797	14,081,230
Vulcan Materials Co.	96,626	4,923,095

		26,833,562

CHEMICALS—1.61%
Air Products & Chemicals Inc.	214,076	11,641,453
Ashland Inc.	66,617	3,735,881
Dow Chemical Co. (The)	884,572	39,964,963
Du Pont (E.I.) de Nemours and Co.	939,635	40,216,378
Eastman Chemical Co. (2)	73,340	3,487,317
Ecolab Inc. (2)	241,325	7,587,258
Engelhard Corp.	117,614	3,334,357
Great Lakes Chemical Corp. (2)	47,951	1,227,546
Hercules Inc. (1) (2)	104,014	1,482,199
International Flavors & Fragrances Inc.	89,332	3,412,482
PPG Industries Inc.	162,133	9,935,510
Praxair Inc. (2)	306,193	13,086,689
Rohm & Haas Co.	211,851	9,103,237
Sherwin-Williams Co. (The)	133,853	5,884,178
Sigma-Aldrich Corp.	65,377	3,791,866

		157,891,314

COMMERCIAL SERVICES—0.90%
Apollo Group Inc. Class A (1) (2)	181,526	13,318,563
Block (H & R) Inc. (2)	155,104	7,665,240
Cendant Corp.	993,856	21,467,290
Convergys Corp. (1)	135,581	1,820,853
Deluxe Corp.	47,238	1,937,703
Donnelley (R.R.) & Sons Co.	205,477	6,435,540
Equifax Inc. (2)	127,498	3,360,847
McKesson Corp.	276,768	7,099,099
Moody’s Corp.	139,261	10,200,868
Paychex Inc.	355,843	10,728,666
Robert Half International Inc. (2)	162,508	4,187,831

		88,222,500

COMPUTERS—3.91%
Affiliated Computer Services Inc. Class A (1) (2)	120,352	6,699,996
Apple Computer Inc. (1)	365,680	14,170,100
Computer Sciences Corp. (1)	177,217	8,346,921
Dell Inc. (1)	2,349,056	83,626,394
Electronic Data Systems Corp.	482,380	9,353,348
EMC Corp. (1)	2,263,953	26,126,018
Gateway Inc. (1)	352,499	1,744,870
Hewlett-Packard Co.	2,841,045	53,269,594
International Business Machines Corp.	1,576,312	135,152,991
Lexmark International Inc. (1) (2)	121,672	10,221,665
NCR Corp. (1) (2)	88,281	4,377,855
Network Appliance Inc. (1) (2)	336,572	7,741,156
Sun Microsystems Inc. (1)	3,133,919	12,661,033
SunGard Data Systems Inc. (1)	272,319	6,473,023
Unisys Corp. (1)	315,530	3,256,270

		383,221,234

COSMETICS & PERSONAL CARE—2.49%
Alberto-Culver Co.	85,680	3,725,366
Avon Products Inc.	444,590	19,419,691
Colgate-Palmolive Co.	499,964	22,588,374
Gillette Co. (The)	943,345	39,375,220
Kimberly-Clark Corp.	465,608	30,073,621
Procter & Gamble Co.	2,392,140	129,462,617

		244,644,889

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	165,014	6,333,237
Grainger (W.W.) Inc.	86,004	4,958,131

		11,291,368

DIVERSIFIED FINANCIAL SERVICES—8.24%
American Express Co.	1,192,775	61,380,201
Bear Stearns Companies Inc. (The) (2)	96,966	9,325,220
Capital One Financial Corp. (2)	227,040	16,778,256
Citigroup Inc.	4,874,746	215,073,794
Countrywide Financial Corp.	529,459	20,855,390
E*TRADE Financial Corp. (1)	350,111	3,998,268
Federal Home Loan Mortgage Corp.	646,898	42,203,626
Federal National Mortgage Association	910,620	57,733,308
Federated Investors Inc. Class B (2)	102,254	2,908,104
Franklin Resources Inc. (2)	234,362	13,068,025
Goldman Sachs Group Inc. (The)	457,587	42,665,412
Janus Capital Group Inc.	226,534	3,083,128
JP Morgan Chase & Co.	3,351,764	133,165,584
Lehman Brothers Holdings Inc. (2)	255,430	20,362,880
MBNA Corp.	1,201,702	30,282,890
Merrill Lynch & Co. Inc.	884,641	43,984,351
Morgan Stanley	1,034,355	50,993,701
Providian Financial Corp. (1)	275,590	4,282,669
Schwab (Charles) Corp. (The)	1,285,858	11,817,035
SLM Corp. (2)	410,394	18,303,572
T. Rowe Price Group Inc.	119,841	6,104,701

		808,370,115

ELECTRIC—2.69%
AES Corp. (The) (1)	602,819	6,022,162
Allegheny Energy Inc. (1) (2)	120,286	1,919,765
Ameren Corp.	182,900	8,440,835
American Electric Power Co. Inc.	371,783	11,882,185
Calpine Corp. (1) (2)	417,860	1,211,794
CenterPoint Energy Inc. (2)	290,825	3,012,947
Cinergy Corp. (2)	170,138	6,737,465
CMS Energy Corp. (1) (2)	154,750	1,473,220
Consolidated Edison Inc. (2)	227,572	9,567,127
Constellation Energy Group Inc.	165,017	6,574,277
Dominion Resources Inc. (2)	310,497	20,259,929
DTE Energy Co. (2)	164,042	6,920,932
Duke Energy Corp. (2)	881,741	20,183,051
Edison International	305,932	8,110,257
Entergy Corp.	213,549	12,943,205
Exelon Corp.	621,495	22,802,652
FirstEnergy Corp.	310,687	12,763,022
FPL Group Inc.	174,046	11,890,823
NiSource Inc. (2)	249,298	5,237,751
PG&E Corp. (1)	377,265	11,468,856
Pinnacle West Capital Corp. (2)	86,413	3,586,139
PPL Corp. (2)	178,187	8,406,863
Progress Energy Inc. (2)	232,859	9,859,250
Public Service Enterprise Group Inc. (2)	223,602	9,525,445
Southern Co. (The)	695,174	20,841,317
TECO Energy Inc. (2)	188,344	2,548,294
TXU Corp.	279,343	13,386,117
Xcel Energy Inc. (2)	377,651	6,540,915

		264,116,595

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp. (2)	189,481	3,295,075
Emerson Electric Co.	395,550	24,480,589
Molex Inc. (2)	179,425	5,350,453
Power-One Inc. (1) (2)	79,184	513,112

		33,639,229

ELECTRONICS—0.57%
Agilent Technologies Inc. (1)	457,472	9,867,671
Applera Corp. - Applied Biosystems Group (2)	191,066	3,605,415
Fisher Scientific International Inc. (1)	107,437	6,266,800
Jabil Circuit Inc. (1)	189,926	4,368,298
Parker Hannifin Corp.	112,208	6,604,563
PerkinElmer Inc.	120,902	2,081,932
Sanmina-SCI Corp. (1)	493,056	3,476,045
Solectron Corp. (1)	910,079	4,504,891
Symbol Technologies Inc.	222,064	2,806,889
Tektronix Inc.	86,293	2,869,242
Thermo Electron Corp. (1)	153,430	4,145,679
Waters Corp. (1)	110,843	4,888,176

		55,485,601

ENGINEERING & CONSTRUCTION—0.04%
Fluor Corp. (2)	78,633	3,500,741

		3,500,741

ENTERTAINMENT—0.12%
International Game Technology Inc.	324,303	11,658,693

		11,658,693

ENVIRONMENTAL CONTROL—0.18%
Allied Waste Industries Inc. (1)	300,282	2,657,496
Waste Management Inc. (2)	545,032	14,901,175

		17,558,671

FOOD—1.76%
Albertson’s Inc. (2)	345,371	8,264,728
Archer-Daniels-Midland Co.	614,189	10,428,929

Campbell Soup Co. (2)	385,612	10,137,739
ConAgra Foods Inc. (2)	497,911	12,801,292
General Mills Inc. (2)	357,389	16,046,766
Heinz (H.J.) Co.	328,861	11,845,573
Hershey Foods Corp. (2)	231,723	10,823,781
Kellogg Co.	388,622	16,578,615
Kroger Co. (1)	695,493	10,794,051
McCormick & Co. Inc. NVS (2)	128,447	4,410,870
Safeway Inc. (1)	421,824	8,145,421
Sara Lee Corp.	745,731	17,047,411
SUPERVALU Inc.	127,654	3,516,868
Sysco Corp.	601,153	17,986,498
Winn-Dixie Stores Inc. (2)	134,619	415,973
Wrigley (William Jr.) Co.	211,662	13,400,321

		172,644,836

FOREST PRODUCTS & PAPER—0.58%
Boise Cascade Corp.	82,911	2,759,278
Georgia-Pacific Corp.	243,058	8,737,935
International Paper Co. (2)	457,678	18,494,768
Louisiana-Pacific Corp.	103,048	2,674,096
MeadWestvaco Corp.	190,694	6,083,139
Temple-Inland Inc.	52,423	3,520,204
Weyerhaeuser Co.	225,379	14,983,196

		57,252,616

GAS—0.17%
KeySpan Corp. (2)	151,513	5,939,310
Nicor Inc. (2)	41,751	1,532,262
Peoples Energy Corp. (2)	35,481	1,478,848
Sempra Energy	217,211	7,860,866

		16,811,286

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.	75,307	5,831,774
Snap-On Inc.	54,951	1,514,450
Stanley Works (The) (2)	77,281	3,286,761

		10,632,985

HEALTH CARE-PRODUCTS—3.75%
Bard (C.R.) Inc.	98,697	5,589,211
Bausch & Lomb Inc. (2)	50,216	3,336,853
Baxter International Inc.	578,008	18,588,737
Becton, Dickinson & Co.	235,788	12,190,240
Biomet Inc. (2)	239,033	11,205,867
Boston Scientific Corp. (1)	792,938	31,503,427
Guidant Corp.	295,774	19,532,915
Johnson & Johnson	2,792,973	157,328,169
Medtronic Inc.	1,137,833	59,053,533
St. Jude Medical Inc. (1)	166,817	12,556,316
Stryker Corp. (2)	377,235	18,137,459
Zimmer Holdings Inc. (1)	230,381	18,209,314

		367,232,041

HEALTH CARE-SERVICES—1.31%
Aetna Inc. (2)	144,785	14,468,365
Anthem Inc. (1) (2)	131,568	11,479,308
HCA Inc. (2)	454,343	17,333,185
Health Management Associates Inc. Class A (2)	230,035	4,699,615
Humana Inc. (1)	149,603	2,989,068
Manor Care Inc.	82,039	2,457,888
Quest Diagnostics Inc.	95,842	8,455,181
Tenet Healthcare Corp. (1) (2)	440,555	4,753,588
UnitedHealth Group Inc.	625,906	46,154,308
WellPoint Health Networks Inc. (1)	147,635	15,514,962

		128,305,468

HOME BUILDERS—0.17%
Centex Corp.	116,744	5,890,902

KB Home	43,495	3,674,893
Pulte Homes Inc. (2)	119,876	7,356,790

		16,922,585

HOME FURNISHINGS—0.10%
Leggett & Platt Inc. (2)	179,944	5,056,426
Maytag Corp. (2)	74,794	1,373,966
Whirlpool Corp.	62,364	3,747,453

		10,177,845

HOUSEHOLD PRODUCTS & WARES—0.28%
Avery Dennison Corp. (2)	103,672	6,819,544
Clorox Co.	199,814	10,650,086
Fortune Brands Inc.	135,529	10,041,344

		27,510,974

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	260,016	5,210,721

		5,210,721

INSURANCE—4.84%
ACE Ltd.	266,702	10,684,082
AFLAC Inc.	477,409	18,719,207
Allstate Corp. (The)	652,489	31,312,947
Ambac Financial Group Inc. (2)	102,443	8,190,318
American International Group Inc.	2,451,680	166,689,723
AON Corp. (2)	297,907	8,561,847
Chubb Corp. (2)	180,039	12,653,141
CIGNA Corp.	129,382	9,008,869
Cincinnati Financial Corp.	157,921	6,509,504
Hartford Financial Services Group Inc.	275,622	17,069,270
Jefferson-Pilot Corp. (2)	128,336	6,373,166
Lincoln National Corp.	165,544	7,780,568
Loews Corp.	174,251	10,193,683
Marsh & McLennan Companies Inc.	490,138	22,428,715
MBIA Inc. (2)	134,747	7,843,623
MetLife Inc.	706,254	27,296,717
MGIC Investment Corp. (2)	92,752	6,172,646
Principal Financial Group Inc.	294,908	10,607,841
Progressive Corp. (The) (2)	204,304	17,314,764
Prudential Financial Inc.	488,607	22,984,073
SAFECO Corp. (2)	118,970	5,430,980
St. Paul Travelers Companies Inc.	628,820	20,788,789
Torchmark Corp. (2)	103,097	5,482,698
UNUMProvident Corp. (2)	280,480	4,400,731
XL Capital Ltd. Class A (2)	130,050	9,622,400

		474,120,302

INTERNET—1.22%
eBay Inc. (1)	621,891	57,176,659
Monster Worldwide Inc. (1) (2)	110,883	2,732,157
Symantec Corp. (1)	296,254	16,258,420
Yahoo! Inc. (1)	1,281,167	43,444,373

		119,611,609

IRON & STEEL—0.13%
Allegheny Technologies Inc.	87,820	1,602,715
Nucor Corp. (2)	74,679	6,823,420
United States Steel Corp. (2)	107,215	4,033,428

		12,459,563

LEISURE TIME—0.53%
Brunswick Corp.	89,632	4,101,560
Carnival Corp. (2)	595,394	28,156,182
Harley-Davidson Inc.	278,236	16,538,348
Sabre Holdings Corp. (2)	128,879	3,161,402

		51,957,492

LODGING—0.33%
Harrah’s Entertainment Inc.	105,234	5,575,297
Hilton Hotels Corp. (2)	362,606	6,831,497
Marriott International Inc. Class A (2)	215,651	11,205,226
Starwood Hotels & Resorts Worldwide Inc.	195,654	9,082,259

		32,694,279

MACHINERY—0.52%
Caterpillar Inc.	322,671	25,958,882
Cummins Inc. (2)	40,742	3,010,426
Deere & Co.	233,567	15,076,750
Rockwell Automation Inc.	173,353	6,708,761

		50,754,819

MANUFACTURING—5.94%
Cooper Industries Ltd.	88,929	5,246,811
Crane Co. (2)	56,330	1,629,064
Danaher Corp. (2)	290,152	14,878,995
Dover Corp.	190,891	7,419,933
Eastman Kodak Co. (2)	269,150	8,672,013
Eaton Corp. (2)	142,340	9,025,779
General Electric Co.	9,935,850	333,645,843
Honeywell International Inc.	809,315	29,022,036
Illinois Tool Works Inc.	284,578	26,514,132
Ingersoll-Rand Co. Class A	163,220	11,094,063
ITT Industries Inc.	86,996	6,958,810
Pall Corp. (2)	118,245	2,894,638
Textron Inc.	130,091	8,360,949
3M Co.	736,371	58,887,589
Tyco International Ltd. (2)	1,889,875	57,943,567

		582,194,222

MEDIA—3.24%
Clear Channel Communications Inc. (2)	555,413	17,312,223
Comcast Corp. Class A (1)	2,102,562	59,376,351
Dow Jones & Co. Inc. (2)	77,386	3,142,645
Gannett Co. Inc.	250,526	20,984,058
Knight Ridder Inc. (2)	72,782	4,763,582
McGraw-Hill Companies Inc. (The)	178,577	14,230,801
Meredith Corp.	47,534	2,442,297
New York Times Co. Class A (2)	138,035	5,397,169
Time Warner Inc. (1)	4,302,011	69,434,458
Tribune Co.	299,533	12,325,783
Univision Communications Inc. Class A (1) (2)	303,504	9,593,761
Viacom Inc. Class B	1,632,140	54,774,618
Walt Disney Co. (The)	1,934,692	43,627,305

		317,405,051

METAL FABRICATE & HARDWARE—0.02%
Worthington Industries Inc. (2)	82,121	1,753,283

		1,753,283

MINING—0.63%
Alcoa Inc.	818,053	27,478,400
Freeport-McMoRan Copper & Gold Inc. (2)	166,171	6,729,926
Newmont Mining Corp. (2)	417,572	19,012,053
Phelps Dodge Corp.	88,406	8,136,004

		61,356,383

OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	217,096	9,573,934
Xerox Corp. (1) (2)	790,661	11,132,507

		20,706,441

OIL & GAS—6.40%
Amerada Hess Corp. (2)	85,745	7,631,305
Anadarko Petroleum Corp.	235,512	15,628,576
Apache Corp.	306,476	15,357,512
Burlington Resources Inc.	371,552	15,159,322
ChevronTexaco Corp.	2,004,346	107,513,119

ConocoPhillips	647,960	53,683,486
Devon Energy Corp.	227,246	16,136,738
EOG Resources Inc.	110,255	7,260,292
Exxon Mobil Corp.	6,121,972	295,874,907
Kerr-McGee Corp. (2)	142,105	8,135,511
Marathon Oil Corp.	325,465	13,435,195
Nabors Industries Ltd. (1)	140,528	6,654,001
Noble Corp. (1) (2)	125,887	5,658,621
Occidental Petroleum Corp.	368,705	20,621,671
Rowan Companies Inc. (1) (2)	100,122	2,643,221
Sunoco Inc.	70,831	5,240,077
Transocean Inc. (1) (2)	301,426	10,785,022
Unocal Corp.	248,928	10,703,904
Valero Energy Corp.	120,278	9,647,498

		627,769,978

OIL & GAS SERVICES—0.74%
Baker Hughes Inc.	313,779	13,718,418
BJ Services Co. (2)	152,132	7,973,238
Halliburton Co. (2)	414,616	13,968,413
Schlumberger Ltd.	556,017	37,425,504

		73,085,573

PACKAGING & CONTAINERS—0.14%
Ball Corp.	106,539	3,987,755
Bemis Co. Inc. (2)	101,273	2,691,836
Pactiv Corp. (1)	141,119	3,281,017
Sealed Air Corp. (1) (2)	79,652	3,691,870

		13,652,478

PHARMACEUTICALS—6.47%
Abbott Laboratories	1,468,776	62,217,351
Allergan Inc. (2)	123,782	8,980,384
AmerisourceBergen Corp. (2)	105,371	5,659,476
Bristol-Myers Squibb Co.	1,831,662	43,355,440
Cardinal Health Inc.	405,155	17,733,634
Caremark Rx Inc. (1) (2)	439,277	14,087,613
Express Scripts Inc. (1) (2)	72,921	4,764,658
Forest Laboratories Inc. (1)	348,690	15,684,076
Gilead Sciences Inc. (1) (2)	405,981	15,175,570
Hospira Inc. (1)	147,660	4,518,396
King Pharmaceuticals Inc. (1)	228,428	2,727,430
Lilly (Eli) & Co.	1,063,688	63,874,464
Medco Health Solutions Inc. (1)	256,251	7,918,156
Merck & Co. Inc.	2,087,624	68,891,592
Mylan Laboratories Inc. (2)	254,220	4,575,960
Pfizer Inc.	7,105,450	217,426,770
Schering-Plough Corp. (2)	1,384,667	26,391,753
Watson Pharmaceuticals Inc. (1)	103,104	3,037,444
Wyeth	1,255,989	46,973,989

		633,994,156

PIPELINES—0.21%
Dynegy Inc. Class A (1) (2)	358,543	1,789,130
El Paso Corp. (2)	606,769	5,576,207
Kinder Morgan Inc.	116,195	7,299,370
Williams Companies Inc.	487,926	5,903,905

		20,568,612

REAL ESTATE INVESTMENT TRUSTS—0.45%
Apartment Investment & Management Co. Class A	89,138	3,100,220
Equity Office Properties Trust (2)	379,124	10,331,129
Equity Residential	264,689	8,205,359
Plum Creek Timber Co. Inc.	173,377	6,073,396
ProLogis	170,224	5,998,694
Simon Property Group Inc.	195,543	10,486,971

		44,195,769

RETAIL—6.95%
AutoNation Inc. (1) (2)	249,819	4,266,909
AutoZone Inc. (1) (2)	78,001	6,025,577
Bed Bath & Beyond Inc. (1)	282,377	10,479,010
Best Buy Co. Inc.	305,772	16,585,073
Big Lots Inc. (1) (2)	109,007	1,333,156
Circuit City Stores Inc.	188,103	2,885,500
Costco Wholesale Corp. (2)	433,569	18,019,128
CVS Corp.	375,443	15,817,414
Darden Restaurants Inc.	148,187	3,455,721
Dillard’s Inc. Class A	79,039	1,560,230
Dollar General Corp.	309,490	6,236,224
Family Dollar Stores Inc. (2)	158,147	4,285,784
Federated Department Stores Inc.	168,810	7,669,038
Gap Inc. (The)	849,563	15,886,828
Home Depot Inc.	2,065,676	80,974,499
Kohl’s Corp. (1) (2)	321,285	15,482,724
Limited Brands Inc. (2)	445,162	9,922,661
Lowe’s Companies Inc.	734,112	39,898,987
May Department Stores Co. (The)	273,115	6,999,937
McDonald’s Corp.	1,182,836	33,154,893
Nordstrom Inc. (2)	131,906	5,044,085
Office Depot Inc. (1)	296,186	4,451,676
Penney (J.C.) Co. Inc. (Holding Co.)	271,485	9,577,991
RadioShack Corp.	150,021	4,296,601
Sears, Roebuck and Co. (2)	199,442	7,947,764
Staples Inc.	468,669	13,975,710
Starbucks Corp. (1)	373,647	16,985,993
Target Corp.	850,589	38,489,152
Tiffany & Co. (2)	138,569	4,259,611
TJX Companies Inc.	459,886	10,135,887
Toys R Us Inc. (1) (2)	202,428	3,591,073
Walgreen Co.	963,683	34,528,762
Wal-Mart Stores Inc.	3,992,296	212,390,147
Wendy’s International Inc.	106,330	3,572,688
Yum! Brands Inc.	273,274	11,111,321

		681,297,754

SAVINGS & LOANS—0.56%
Golden West Financial Corp.	143,847	15,959,825
Sovereign Bancorp Inc.	322,859	7,044,783
Washington Mutual Inc.	821,566	32,106,799

		55,111,407

SEMICONDUCTORS—2.88%
Advanced Micro Devices Inc. (1) (2)	334,727	4,351,451
Altera Corp. (1) (2)	351,458	6,878,033
Analog Devices Inc. (2)	356,694	13,832,593
Applied Materials Inc. (1) (2)	1,598,908	26,365,993
Applied Micro Circuits Corp. (1)	295,035	923,460
Broadcom Corp. Class A (1)	303,247	8,275,611
Intel Corp.	6,036,262	121,087,416
KLA-Tencor Corp. (1) (2)	184,630	7,658,452
Linear Technology Corp. (2)	289,362	10,486,479
LSI Logic Corp. (1) (2)	361,646	1,558,694
Maxim Integrated Products Inc. (2)	306,104	12,945,138
Micron Technology Inc. (1)	573,485	6,899,025
National Semiconductor Corp. (1)	336,814	5,217,249
Novellus Systems Inc. (1) (2)	134,105	3,565,852
NVIDIA Corp. (1) (2)	157,160	2,281,963
PMC-Sierra Inc. (1) (2)	167,107	1,472,213
QLogic Corp. (1)	86,300	2,555,343
Teradyne Inc. (1) (2)	183,680	2,461,312
Texas Instruments Inc.	1,628,264	34,649,458
Xilinx Inc. (2)	326,197	8,807,319

		282,273,054

SOFTWARE—5.02%
Adobe Systems Inc.	225,587	11,159,789
Autodesk Inc.	107,381	5,221,938

Automatic Data Processing Inc.	549,947	22,723,810
BMC Software Inc. (1)	210,856	3,333,633
Citrix Systems Inc. (1) (2)	158,139	2,770,595
Computer Associates International Inc. (2)	551,068	14,493,088
Compuware Corp. (1) (2)	365,456	1,882,098
Electronic Arts Inc. (1) (2)	285,289	13,120,441
First Data Corp.	807,379	35,120,987
Fiserv Inc. (1)	182,980	6,378,683
IMS Health Inc.	220,342	5,270,581
Intuit Inc. (1)	179,861	8,165,689
Mercury Interactive Corp. (1) (2)	87,323	3,045,826
Microsoft Corp.	10,231,671	282,905,703
Novell Inc. (1) (2)	366,087	2,310,009
Oracle Corp. (1)	4,864,625	54,872,970
Parametric Technology Corp. (1) (2)	253,819	1,340,164
PeopleSoft Inc. (1)	345,066	6,849,560
Siebel Systems Inc. (1)	475,678	3,586,612
Veritas Software Corp. (1)	406,801	7,241,058

		491,793,234

TELECOMMUNICATIONS—6.42%
ADC Telecommunications Inc. (1) (2)	765,774	1,386,051
Alltel Corp.	290,455	15,948,884
Andrew Corp. (1) (2)	152,131	1,862,083
AT&T Corp. (2)	747,741	10,707,651
AT&T Wireless Services Inc. (1)	2,570,174	37,987,172
Avaya Inc. (1) (2)	425,352	5,929,407
BellSouth Corp.	1,723,923	46,752,792
CenturyTel Inc. (2)	126,884	4,344,508
CIENA Corp. (1)	537,269	1,063,793
Cisco Systems Inc. (1)	6,362,255	115,156,816
Citizens Communications Co.	308,956	4,136,921
Comverse Technology Inc. (1) (2)	185,270	3,488,634
Corning Inc. (1)	1,314,052	14,559,696
JDS Uniphase Corp. (1)	1,363,159	4,593,846
Lucent Technologies Inc. (1) (2)	4,062,797	12,879,066
Motorola Inc.	2,224,616	40,132,073
Nextel Communications Inc. Class A (1)	1,048,377	24,993,308
QUALCOMM Inc.	1,531,421	59,786,676
Qwest Communications International Inc. (1)	1,705,290	5,678,616
SBC Communications Inc.	3,117,774	80,906,235
Scientific-Atlanta Inc.	145,052	3,759,748
Sprint Corp. (FON Group)	1,367,637	27,530,533
Tellabs Inc. (1) (2)	393,491	3,616,182
Verizon Communications Inc.	2,604,952	102,583,010

		629,783,701

TEXTILES—0.07%
Cintas Corp. (2)	160,784	6,759,359

		6,759,359

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	166,917	3,138,040
Mattel Inc. (2)	389,483	7,061,327

		10,199,367

TRANSPORTATION—1.56%
Burlington Northern Santa Fe Corp.	351,040	13,448,342
CSX Corp.	201,503	6,689,900
FedEx Corp.	282,819	24,234,760
Norfolk Southern Corp.	370,231	11,010,670
Ryder System Inc.	60,436	2,842,909
Union Pacific Corp.	244,156	14,307,542
United Parcel Service Inc. Class B	1,057,913	80,316,755

		152,850,878

TOTAL COMMON STOCKS (Cost: $10,109,212,785)		9,796,646,992

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.88%

COMMERCIAL PAPER—1.57%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	3,579,043	3,576,052
1.88%, 10/01/04 (3)	4,067,095	4,067,095
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	3,050,321	3,048,426
1.73%, 10/18/04 (3)	1,016,774	1,015,943
1.78%, 10/26/04 (3)	1,830,193	1,827,930
1.78%, 10/27/04 (3)	1,016,774	1,015,467
1.78%, 10/28/04 (3)	3,050,321	3,046,249
Barton Capital Corp.
1.77%, 10/15/04 (3)	2,440,257	2,438,578
1.78%, 10/18/04 (3)	4,067,095	4,063,686
1.78%, 10/19/04 (3)	3,050,321	3,047,606
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	2,033,547	2,032,381
CRC Funding LLC
1.78%, 11/09/04 (3)	2,033,547	2,029,626
Delaware Funding Corp.
1.78%, 10/22/04 (3)	1,016,774	1,015,718
1.78%, 10/26/04 (3)	1,016,774	1,015,517
1.78%, 10/27/04 (3)	2,080,522	2,077,848
Edison Asset Securitization
1.45%, 11/09/04 (3)	4,067,095	4,060,706
1.59%, 12/02/04 (3)	4,067,095	4,055,958
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	1,727,905	1,725,242
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	3,050,321	3,048,426
1.78%, 10/22/04 (3)	1,016,774	1,015,718
1.78%, 10/26/04 (3)	1,626,838	1,624,827
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	2,033,547	2,022,575
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	2,666,997	2,665,390
1.78%, 10/27/04 (3)	1,899,089	1,896,648
Grampian Funding LLC
1.26%, 10/22/04 (3)	4,067,095	4,064,117
1.44%, 10/27/04 (3)	4,067,095	4,062,865
1.59%, 11/30/04 (3)	2,033,547	2,028,158
1.78%, 10/18/04 (3)	4,067,095	4,063,676
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	5,083,868	5,080,468
1.78%, 10/27/04 (3)	2,033,547	2,030,934
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	3,053,900	3,051,015
Nationwide Building Society
1.63%, 12/09/04 (3)	3,375,689	3,365,142
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	2,033,547	2,031,135
1.78%, 10/28/04 (3)	2,480,928	2,477,616
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	8,134,189	8,129,137
1.77%, 10/06/04 (3)	4,067,095	4,066,095
1.78%, 10/15/04 (3)	2,033,547	2,032,140
1.78%, 10/19/04 (3)	1,016,774	1,015,869
1.80%, 10/28/04 (3)	3,058,984	3,054,855
Prudential Funding LLC
1.60%, 12/01/04 (3)	2,033,547	2,028,034
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	4,067,095	4,067,095

Scaldis Capital LLC
1.73%, 10/15/04 (3)	2,033,547	2,032,179
Sydney Capital Corp.
1.25%, 10/22/04 (3)	1,353,529	1,352,542
1.74%, 10/12/04 (3)	7,018,585	7,014,854
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	6,100,642	6,086,158
1.88%, 10/01/04 (3)	22,369,021	22,369,021
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	1,007,419	1,006,736

		153,943,453

FLOATING RATE NOTES—1.66%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	1,016,774	1,016,330
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	2,440,257	2,439,969
1.69%, 10/12/04 (3) (4)	2,033,547	2,033,541
1.80%, 03/15/05 (3) (4)	2,033,547	2,034,292
1.89%, 09/23/05 (3) (4)	3,660,385	3,658,953
1.89%, 09/27/05 (3) (4)	3,253,676	3,252,389
2.04%, 10/27/05 (3) (4)	3,863,740	3,868,288
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	6,100,642	6,098,750
CC USA Inc.
1.61%, 07/29/05 (3) (4)	4,067,095	4,066,086
1.63%, 05/04/05 (3) (4)	4,067,095	4,066,616
Den Danske Bank NY
1.68%, 08/12/05 (3)	4,067,095	4,066,042
1.77%, 08/26/05 (3)	4,067,095	4,065,995
Depfa Bank PLC
1.86%, 09/15/05 (3)	4,067,095	4,067,095
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	3,375,689	3,374,851
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	3,253,676	3,253,489
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	4,067,095	4,067,095
K2 USA LLC
1.61%, 07/25/05 (3) (4)	2,033,547	2,033,215
1.70%, 06/10/05 (3) (4)	4,067,095	4,066,751
1.70%, 09/12/05 (3) (4)	4,067,095	4,066,328
1.79%, 10/20/05 (3) (4)	4,067,095	4,067,241
Links Finance LLC
1.68%, 04/25/05 (3)	4,067,095	4,068,594
1.71%, 04/15/05 (3) (4)	4,067,095	4,066,658
National City Bank (Ohio)
1.67%, 08/09/05 (3)	4,067,095	4,066,052
1.73%, 06/10/05 (3)	2,033,547	2,033,987
1.76%, 06/23/05 (3)	4,067,095	4,066,209
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	6,914,061	6,915,027
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	4,067,095	4,065,922
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	3,863,740	3,863,740
Permanent Financing PLC
1.69%, 03/10/05 (3)	4,067,095	4,067,095
1.70%, 12/10/04 (3)	2,033,547	2,033,547
1.72%, 06/10/05 (3)	1,830,193	1,830,193
Sigma Finance Inc.
1.52%, 10/07/04 (3)	4,067,095	4,067,081
1.73%, 11/15/04 (3)	4,067,095	4,067,056
1.75%, 08/17/05 (3)	2,033,547	2,033,703
1.75%, 09/15/05 (3)	5,083,868	5,084,314
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	1,492,624	1,492,547
1.66%, 05/17/05 (3) (4)	3,375,689	3,375,583
1.70%, 02/25/05 (3) (4)	2,277,573	2,277,390

1.72%, 01/18/05 (3) (4)	1,789,522	1,789,468
1.81%, 07/25/05 (3) (4)	4,067,095	4,066,763
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	3,050,321	3,049,834
1.72%, 09/15/05 (3)	3,050,321	3,049,737
1.84%, 06/15/05 (3) (4)	2,033,547	2,033,219
White Pine Finance LLC
1.55%, 07/11/05 (3)	1,016,774	1,016,685
1.63%, 07/05/05 (3)	2,033,547	2,033,209
1.68%, 05/20/05 (3)	1,830,193	1,830,077
1.71%, 04/15/05 (3) (4)	3,050,321	3,049,993
1.72%, 11/15/04 (3) (4)	2,440,257	2,440,257
1.73%, 06/15/05 (3) (4)	1,667,509	1,667,509
1.80%, 03/29/05 (3)	1,748,851	1,748,657
1.80%, 08/26/05 (3) (4)	2,033,547	2,033,181

		162,946,603

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	4,067,095	4,066,876
1.51%, 02/15/05 (3) (4)	2,643,612	2,645,154
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	3,050,321	3,050,276
K2 USA LLC
1.46%, 01/12/05 (3) (4)	2,033,547	2,033,490
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	1,016,774	1,016,704

		12,812,500

MONEY MARKET FUNDS—1.73%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	16,268,379	16,268,379
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	103,820,304	103,820,304
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	44,738,042	44,738,042
BlackRock Temp Cash Money Market Fund (3)	1,686,452	1,686,452
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	2,732,430	2,732,430

		169,245,607

REPURCHASE AGREEMENTS—0.79%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	12,201,284	12,201,284
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	28,469,663	28,469,663
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	26,436,115	26,436,115
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	10,574,446	10,574,446

		77,681,508

TIME DEPOSITS—0.85%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	4,067,095	4,067,095
1.33%, 02/10/05 (3)	2,033,547	2,033,437
1.39%, 02/02/05 (3)	2,033,547	2,033,444
1.39%, 04/08/05 (3)	2,846,966	2,846,745
1.40%, 10/25/04 (3)	4,067,095	4,067,055
Bank of New York
1.39%, 11/01/04 (3)	4,067,095	4,067,060
1.60%, 12/03/04 (3)	1,016,774	1,016,685
Bank of Nova Scotia
1.13%, 10/06/04 (3)	4,067,095	4,067,095
1.24%, 10/07/04 (3)	3,050,321	3,050,316
1.42%, 10/29/04 (3)	3,050,321	3,050,339

Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	3,050,321	3,050,314
1.38%, 11/22/04 (3)	1,016,774	1,016,785
1.40%, 10/29/04 (3)	4,067,095	4,067,087
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	2,602,941	2,602,811
National City Bank (Ohio)
1.25%, 01/06/05 (3)	4,067,095	4,067,148
Nordea Bank PLC
2.11%, 06/07/05 (3)	4,067,095	4,066,544
SunTrust Bank
1.88%, 10/01/04 (3)	16,268,379	16,268,379
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	7,117,416	7,116,825
1.34%, 02/10/05 (3)	1,626,838	1,626,750
1.41%, 11/01/04 (3)	3,050,321	3,050,295
1.77%, 05/10/05 (3)	2,033,547	2,033,425
1.78%, 10/29/04 (3)	2,033,547	2,033,547
1.90%, 05/11/05 (3)	2,033,547	2,033,425

		83,332,606

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	2,846,966	2,851,860
1.80%, 01/18/05 (3)	1,891,199	1,880,892
1.80%, 01/19/05 (3)	2,033,547	2,022,363
2.06%, 05/31/05 (3)	2,027,569	1,999,492
Federal National Mortgage Association
2.33%, 07/22/05 (3)	6,100,642	5,984,806

		14,739,413

TOTAL SHORT-TERM INVESTMENTS (Cost: $674,701,690)		674,701,690

TOTAL INVESTMENTS IN SECURITIES—106.80% (Cost: $10,783,914,475)		10,471,348,682
Other Assets, Less Liabilities — (6.80%)		(666,468,824)

NET ASSETS—100.00%		$9,804,879,858

NVS	- Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.89%

ADVERTISING—0.27%
Omnicom Group Inc.	66,777	4,878,728

		4,878,728

AEROSPACE & DEFENSE—1.93%
Boeing Co. (The)	299,209	15,445,169
Rockwell Collins Inc.	63,159	2,345,725
United Technologies Corp.	182,260	17,019,439

		34,810,333

AGRICULTURE—2.04%
Altria Group Inc.	730,953	34,384,029
UST Inc.	58,959	2,373,689

		36,757,718

AIRLINES—0.01%
Delta Air Lines Inc. (1) (2)	44,658	146,925

		146,925

APPAREL—0.57%
Coach Inc. (1)	67,147	2,848,376
Nike Inc. Class B	93,853	7,395,616

		10,243,992

AUTO MANUFACTURERS—0.05%
Navistar International Corp. (1) (2)	24,999	929,713

		929,713

AUTO PARTS & EQUIPMENT—0.10%
Delphi Corp.	199,579	1,854,089

		1,854,089

BANKS—0.27%
North Fork Bancorp Inc. (2)	110,455	4,909,725

		4,909,725

BEVERAGES—4.59%
Anheuser-Busch Companies Inc.	285,331	14,252,283
Brown-Forman Corp. Class B	43,268	1,981,674
Coca-Cola Co. (The)	864,378	34,618,339
Pepsi Bottling Group Inc.	90,680	2,461,962
PepsiCo Inc.	603,499	29,360,226

		82,674,484

BIOTECHNOLOGY—1.47%
Amgen Inc. (1)	451,017	25,563,644
Millipore Corp. (1)	17,655	844,792

		26,408,436

BUILDING MATERIALS—0.17%
American Standard Companies Inc. (1)	76,269	2,967,627

		2,967,627

CHEMICALS—2.42%
Dow Chemical Co. (The) (2)	334,649	15,119,442

Du Pont (E.I.) de Nemours and Co.	355,475	15,214,330
Ecolab Inc. (2)	91,544	2,878,143
Hercules Inc. (1) (2)	39,427	561,835
International Flavors & Fragrances Inc.	33,573	1,282,489
Praxair Inc.	115,789	4,948,822
Sherwin-Williams Co. (The)	50,751	2,231,014
Sigma-Aldrich Corp. (2)	24,587	1,426,046

		43,662,121

COMMERCIAL SERVICES—1.08%
Apollo Group Inc. Class A (1)	68,782	5,046,535
Block (H & R) Inc. (2)	58,790	2,905,402
Deluxe Corp. (2)	17,903	734,381
Equifax Inc. (2)	48,544	1,279,620
Moody’s Corp. (2)	52,775	3,865,769
Paychex Inc.	134,956	4,068,923
Robert Half International Inc. (2)	61,106	1,574,702

		19,475,332

COMPUTERS—4.97%
Dell Inc. (1)	889,422	31,663,423
International Business Machines Corp.	596,812	51,170,661
Lexmark International Inc. (1)	46,141	3,876,305
Network Appliance Inc. (1) (2)	127,573	2,934,179

		89,644,568

COSMETICS & PERSONAL CARE—5.06%
Avon Products Inc. (2)	168,644	7,366,370
Colgate-Palmolive Co. (2)	189,151	8,545,842
Gillette Co. (The)	356,879	14,896,129
Kimberly-Clark Corp.	176,151	11,377,593
Procter & Gamble Co.	905,695	49,016,213

		91,202,147

DIVERSIFIED FINANCIAL SERVICES—3.08%
American Express Co.	451,648	23,241,806
Federal National Mortgage Association	344,810	21,860,954
Federated Investors Inc. Class B (2)	38,759	1,102,306
SLM Corp.	155,480	6,934,408
T. Rowe Price Group Inc. (2)	45,366	2,310,944

		55,450,418

ELECTRIC—0.13%
AES Corp. (The) (1)	230,426	2,301,956

		2,301,956

ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
Emerson Electric Co.	149,649	9,261,777

		9,261,777

ELECTRONICS—0.46%
Agilent Technologies Inc. (1)	173,306	3,738,210
Solectron Corp. (1) (2)	342,438	1,695,068
Symbol Technologies Inc.	85,065	1,075,222
Waters Corp. (1) (2)	42,143	1,858,506

		8,367,006

ENTERTAINMENT—0.25%
International Game Technology Inc. (2)	122,896	4,418,111

		4,418,111

FOOD—2.15%
Campbell Soup Co.	146,156	3,842,441
Heinz (H.J.) Co.	124,611	4,488,488
Hershey Foods Corp. (2)	87,809	4,101,558
Kellogg Co.	147,314	6,284,415
McCormick & Co. Inc. NVS	48,971	1,681,664
Sara Lee Corp.	282,680	6,462,065

Sysco Corp.	228,046	6,823,136
Wrigley (William Jr.) Co.	80,084	5,070,118

		38,753,885

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	28,565	2,212,074

		2,212,074

HEALTH CARE-PRODUCTS—7.65%
Bard (C.R.) Inc.	37,359	2,115,640
Baxter International Inc.	219,261	7,051,434
Becton, Dickinson & Co. (2)	89,350	4,619,395
Biomet Inc. (2)	90,494	4,242,359
Boston Scientific Corp. (1) (2)	299,986	11,918,444
Guidant Corp.	112,043	7,399,320
Johnson & Johnson	1,057,438	59,565,483
Medtronic Inc.	430,840	22,360,596
St. Jude Medical Inc. (1)	63,025	4,743,892
Stryker Corp. (2)	142,993	6,875,103
Zimmer Holdings Inc. (1)	87,329	6,902,484

		137,794,150

HEALTH CARE-SERVICES—0.97%
UnitedHealth Group Inc.	236,782	17,460,305

		17,460,305

HOME FURNISHINGS—0.03%
Maytag Corp. (2)	28,274	519,393

		519,393

HOUSEHOLD PRODUCTS & WARES—0.58%
Avery Dennison Corp. (2)	39,354	2,588,706
Clorox Co. (2)	76,042	4,053,039
Fortune Brands Inc.	51,362	3,805,411

		10,447,156

INSURANCE—0.47%
Marsh & McLennan Companies Inc.	185,439	8,485,689

		8,485,689

INTERNET—2.51%
eBay Inc. (1)	235,480	21,650,031
Monster Worldwide Inc. (1) (2)	42,029	1,035,595
Symantec Corp. (1)	112,299	6,162,969
Yahoo! Inc. (1) (2)	484,673	16,435,261

		45,283,856

IRON & STEEL—0.03%
Allegheny Technologies Inc. (2)	33,292	607,579

		607,579

LEISURE TIME—0.35%
Harley-Davidson Inc. (2)	105,150	6,250,116

		6,250,116

MACHINERY—0.55%
Caterpillar Inc. (2)	122,081	9,821,416

		9,821,416

MANUFACTURING—8.56%
Danaher Corp.	109,842	5,632,698
General Electric Co.	3,761,622	126,315,267
3M Co.	278,829	22,297,955

		154,245,920

MEDIA—0.63%
Dow Jones & Co. Inc. (2)	29,332	1,191,173
Knight Ridder Inc. (2)	27,596	1,806,158

McGraw-Hill Companies Inc. (The)	67,698	5,394,854
Meredith Corp.	18,017	925,713
New York Times Co. Class A (2)	52,336	2,046,338

		11,364,236

MINING—0.14%
Freeport-McMoRan Copper & Gold Inc. (2)	63,066	2,554,173

		2,554,173

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	82,453	3,636,177

		3,636,177

OIL & GAS SERVICES—1.25%
BJ Services Co. (2)	57,606	3,019,130
Halliburton Co.	157,322	5,300,178
Schlumberger Ltd. (2)	210,350	14,158,658

		22,477,966

PACKAGING & CONTAINERS—0.23%
Ball Corp.	40,045	1,498,884
Pactiv Corp. (1)	53,548	1,244,991
Sealed Air Corp. (1) (2)	29,926	1,387,070

		4,130,945

PHARMACEUTICALS—11.97%
Abbott Laboratories	556,152	23,558,599
Allergan Inc.	47,000	3,409,850
Bristol-Myers Squibb Co.	692,920	16,401,416
Cardinal Health Inc.	153,492	6,718,345
Express Scripts Inc. (1) (2)	27,749	1,813,120
Forest Laboratories Inc. (1)	131,940	5,934,661
Gilead Sciences Inc. (1)	153,419	5,734,802
Lilly (Eli) & Co.	402,756	24,185,498
Merck & Co. Inc.	790,424	26,083,992
Mylan Laboratories Inc. (2)	95,650	1,721,700
Pfizer Inc.	2,690,115	82,317,519
Wyeth	475,146	17,770,460

		215,649,962

REAL ESTATE INVESTMENT TRUSTS—0.22%
Simon Property Group Inc. (2)	74,147	3,976,504

		3,976,504

RETAIL—10.49%
AutoZone Inc. (1) (2)	29,611	2,287,450
Bed Bath & Beyond Inc. (1)	107,058	3,972,922
Best Buy Co. Inc. (2)	115,811	6,281,589
Dollar General Corp. (2)	116,937	2,356,281
Family Dollar Stores Inc. (2)	59,981	1,625,485
Gap Inc. (The) (2)	322,046	6,022,260
Home Depot Inc.	782,132	30,659,574
Kohl’s Corp. (1) (2)	121,755	5,867,373
Lowe’s Companies Inc. (2)	277,728	15,094,517
RadioShack Corp.	56,901	1,629,645
Staples Inc.	177,291	5,286,818
Starbucks Corp. (1)	141,637	6,438,818
TJX Companies Inc. (2)	174,284	3,841,219
Walgreen Co.	364,951	13,076,194
Wal-Mart Stores Inc.	1,511,480	80,410,736
Yum! Brands Inc.	103,463	4,206,806

		189,057,687

SEMICONDUCTORS—5.46%
Altera Corp. (1) (2)	132,535	2,593,710
Analog Devices Inc. (2)	134,748	5,225,527
Applied Materials Inc. (1) (2)	604,895	9,974,719
Broadcom Corp. Class A (1)	114,913	3,135,976

Intel Corp.	2,285,412	45,845,365
KLA-Tencor Corp. (1) (2)	69,903	2,899,576
Linear Technology Corp. (2)	109,654	3,973,861
Maxim Integrated Products Inc.	115,639	4,890,373
National Semiconductor Corp. (1)	127,783	1,979,359
PMC-Sierra Inc. (1) (2)	63,339	558,017
Teradyne Inc. (1) (2)	69,544	931,890
Texas Instruments Inc.	616,637	13,122,035
Xilinx Inc. (2)	123,669	3,339,063

		98,469,471

SOFTWARE—9.36%
Adobe Systems Inc.	85,380	4,223,749
Autodesk Inc.	40,419	1,965,576
Automatic Data Processing Inc.	208,060	8,597,039
Citrix Systems Inc. (1) (2)	60,255	1,055,668
Electronic Arts Inc. (1) (2)	108,203	4,976,256
First Data Corp.	305,440	13,286,640
IMS Health Inc.	83,245	1,991,220
Intuit Inc. (1)	68,242	3,098,187
Mercury Interactive Corp. (1) (2)	33,024	1,151,877
Microsoft Corp.	3,873,645	107,106,284
Oracle Corp. (1)	1,842,025	20,778,042
Parametric Technology Corp. (1)	96,128	507,556

		168,738,094

TELECOMMUNICATIONS—4.71%
Avaya Inc. (1) (2)	161,314	2,248,717
Cisco Systems Inc. (1)	2,408,850	43,600,185
Lucent Technologies Inc. (1) (2)	1,534,628	4,864,771
Nextel Communications Inc. Class A (1) (2)	396,637	9,455,826
QUALCOMM Inc.	579,872	22,638,203
Qwest Communications International Inc. (1)	646,806	2,153,864

		84,961,566

TEXTILES—0.14%
Cintas Corp. (2)	60,981	2,563,641

		2,563,641

TRANSPORTATION—1.69%
United Parcel Service Inc. Class B	400,560	30,410,515

		30,410,515

TOTAL COMMON STOCKS (Cost: $1,749,718,805)		1,800,237,682

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.70%

COMMERCIAL PAPER—1.54%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	646,467	645,927
1.88%, 10/01/04 (3)	734,621	734,621
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	550,966	550,624
1.73%, 10/18/04 (3)	183,655	183,505
1.78%, 10/26/04 (3)	330,580	330,171
1.78%, 10/27/04 (3)	183,655	183,419
1.78%, 10/28/04 (3)	550,966	550,231
Barton Capital Corp.
1.77%, 10/15/04 (3)	440,773	440,469
1.78%, 10/18/04 (3)	734,621	734,006
1.78%, 10/19/04 (3)	550,966	550,476

Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	367,311	367,100
CRC Funding LLC
1.78%, 11/09/04 (3)	367,311	366,602
Delaware Funding Corp.
1.78%, 10/22/04 (3)	183,655	183,465
1.78%, 10/26/04 (3)	183,655	183,428
1.78%, 10/27/04 (3)	375,796	375,313
Edison Asset Securitization
1.45%, 11/09/04 (3)	734,621	733,467
1.59%, 12/02/04 (3)	734,621	732,610
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	312,104	311,623
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	550,966	550,624
1.78%, 10/22/04 (3)	183,655	183,465
1.78%, 10/26/04 (3)	293,849	293,485
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	367,311	365,329
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	481,728	481,438
1.78%, 10/27/04 (3)	343,024	342,583
Grampian Funding LLC
1.26%, 10/22/04 (3)	734,621	734,084
1.44%, 10/27/04 (3)	734,621	733,857
1.59%, 11/30/04 (3)	367,311	366,337
1.78%, 10/18/04 (3)	734,621	734,004
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	918,277	917,663
1.78%, 10/27/04 (3)	367,311	366,839
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	551,613	551,091
Nationwide Building Society
1.63%, 12/09/04 (3)	609,736	607,831
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	367,311	366,875
1.78%, 10/28/04 (3)	448,119	447,521
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	1,469,243	1,468,330
1.77%, 10/06/04 (3)	734,621	734,441
1.78%, 10/15/04 (3)	367,311	367,056
1.78%, 10/19/04 (3)	183,655	183,492
1.80%, 10/28/04 (3)	552,531	551,785
Prudential Funding LLC
1.60%, 12/01/04 (3)	367,311	366,315
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	734,621	734,621
Scaldis Capital LLC
1.73%, 10/15/04 (3)	367,311	367,064
Sydney Capital Corp.
1.25%, 10/22/04 (3)	244,482	244,304
1.74%, 10/12/04 (3)	1,267,736	1,267,062
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	1,101,932	1,099,316
1.88%, 10/01/04 (3)	4,040,418	4,040,418
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	181,966	181,845

		27,806,132

FLOATING RATE NOTES—1.63%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	183,655	183,575
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	440,773	440,721
1.69%, 10/12/04 (3) (4)	367,311	367,310
1.80%, 03/15/05 (3) (4)	367,311	367,445
1.89%, 09/23/05 (3) (4)	661,159	660,901

1.89%, 09/27/05 (3) (4)	587,697	587,465
2.04%, 10/27/05 (3) (4)	697,890	698,712
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	1,101,932	1,101,590
CC USA Inc.
1.61%, 07/29/05 (3) (4)	734,621	734,439
1.63%, 05/04/05 (3) (4)	734,621	734,535
Den Danske Bank NY
1.68%, 08/12/05 (3)	734,621	734,431
1.77%, 08/26/05 (3)	734,621	734,423
Depfa Bank PLC
1.86%, 09/15/05 (3)	734,621	734,621
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	609,736	609,585
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	587,697	587,663
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	734,621	734,621
K2 USA LLC
1.61%, 07/25/05 (3) (4)	367,311	367,251
1.70%, 06/10/05 (3) (4)	734,621	734,559
1.70%, 09/12/05 (3) (4)	734,621	734,483
1.79%, 10/20/05 (3) (4)	734,621	734,648
Links Finance LLC
1.68%, 04/25/05 (3)	734,621	734,892
1.71%, 04/15/05 (3) (4)	734,621	734,543
National City Bank (Ohio)
1.67%, 08/09/05 (3)	734,621	734,433
1.73%, 06/10/05 (3)	367,311	367,390
1.76%, 06/23/05 (3)	734,621	734,461
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	1,248,856	1,249,031
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	734,621	734,410
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	697,890	697,890
Permanent Financing PLC
1.69%, 03/10/05 (3)	734,621	734,621
1.70%, 12/10/04 (3)	367,311	367,311
1.72%, 06/10/05 (3)	330,580	330,580
Sigma Finance Inc.
1.52%, 10/07/04 (3)	734,621	734,619
1.73%, 11/15/04 (3)	734,621	734,615
1.75%, 08/17/05 (3)	367,311	367,339
1.75%, 09/15/05 (3)	918,277	918,357
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	269,606	269,592
1.66%, 05/17/05 (3) (4)	609,736	609,717
1.70%, 02/25/05 (3) (4)	411,388	411,355
1.72%, 01/18/05 (3) (4)	323,233	323,224
1.81%, 07/25/05 (3) (4)	734,621	734,562
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	550,966	550,879
1.72%, 09/15/05 (3)	550,966	550,861
1.84%, 06/15/05 (3) (4)	367,311	367,252
White Pine Finance LLC
1.55%, 07/11/05 (3)	183,655	183,640
1.63%, 07/05/05 (3)	367,311	367,250
1.68%, 05/20/05 (3)	330,580	330,559
1.71%, 04/15/05 (3) (4)	550,966	550,907
1.72%, 11/15/04 (3) (4)	440,773	440,773
1.73%, 06/15/05 (3) (4)	301,195	301,195
1.80%, 03/29/05 (3)	315,887	315,852
1.80%, 08/26/05 (3) (4)	367,311	367,245

		29,432,333

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	734,621	734,582
1.51%, 02/15/05 (3) (4)	477,504	477,783
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	550,966	550,958
K2 USA LLC
1.46%, 01/12/05 (3) (4)	367,311	367,300
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	183,655	183,643

		2,314,266

MONEY MARKET FUNDS—1.63%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	2,938,486	2,938,486
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	17,637,685	17,637,685
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	8,080,836	8,080,836
BlackRock Temp Cash Money Market Fund (3)	304,616	304,616
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	493,547	493,547

		29,455,170

REPURCHASE AGREEMENTS—0.78%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	2,203,864	2,203,864
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	5,142,350	5,142,350
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	4,775,040	4,775,040
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	1,910,016	1,910,016

		14,031,270

TIME DEPOSITS—0.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	734,621	734,621
1.33%, 02/10/05 (3)	367,311	367,291
1.39%, 02/02/05 (3)	367,311	367,292
1.39%, 04/08/05 (3)	514,235	514,191
1.40%, 10/25/04 (3)	734,621	734,614
Bank of New York
1.39%, 11/01/04 (3)	734,621	734,615
1.60%, 12/03/04 (3)	183,655	183,640
Bank of Nova Scotia
1.13%, 10/06/04 (3)	734,621	734,621
1.24%, 10/07/04 (3)	550,966	550,965
1.42%, 10/29/04 (3)	550,966	550,969
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	550,966	550,965
1.38%, 11/22/04 (3)	183,655	183,657
1.40%, 10/29/04 (3)	734,621	734,620
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	470,158	470,134
National City Bank (Ohio)
1.25%, 01/06/05 (3)	734,621	734,631
Nordea Bank PLC
2.11%, 06/07/05 (3)	734,621	734,522
SunTrust Bank
1.88%, 10/01/04 (3)	2,938,486	2,938,486
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,285,588	1,285,481
1.34%, 02/10/05 (3)	293,849	293,833
1.41%, 11/01/04 (3)	550,966	550,961
1.77%, 05/10/05 (3)	367,311	367,289

1.78%, 10/29/04 (3)	367,311	367,311
1.90%, 05/11/05 (3)	367,311	367,289

		15,051,998

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	514,235	515,119
1.80%, 01/18/05 (3)	341,599	339,737
1.80%, 01/19/05 (3)	367,311	365,291
2.06%, 05/31/05 (3)	366,231	361,159
Federal National Mortgage Association
2.33%, 07/22/05 (3)	1,101,932	1,081,009

		2,662,315

TOTAL SHORT-TERM INVESTMENTS (Cost: $120,753,484)		120,753,484

TOTAL INVESTMENTS IN SECURITIES—106.59% (Cost: $1,870,472,289)		1,920,991,166
Other Assets, Less Liabilities—(6.59%)		(118,791,603)

NET ASSETS—100.00%		$1,802,199,563

NVS	- Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 500/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.94%

ADVERTISING—0.08%
Interpublic Group of Companies Inc. (1) (2)	195,038	2,065,452

		2,065,452

AEROSPACE & DEFENSE—1.59%
General Dynamics Corp.	93,015	9,496,831
Goodrich (B.F.) Co.	55,162	1,729,880
Lockheed Martin Corp.	207,027	11,547,966
Northrop Grumman Corp.	166,801	8,895,497
Raytheon Co.	209,853	7,970,217

		39,640,391

AGRICULTURE—0.37%
Monsanto Co.	124,664	4,540,263
Reynolds American Inc. (2)	68,808	4,681,696

		9,221,959

AIRLINES—0.20%
Southwest Airlines Co.	367,967	5,011,711

		5,011,711

APPAREL—0.30%
Jones Apparel Group Inc. (2)	58,357	2,089,181
Liz Claiborne Inc.	49,987	1,885,510
Reebok International Ltd.	27,244	1,000,400
VF Corp. (2)	51,149	2,529,318

		7,504,409

AUTO MANUFACTURERS—1.15%
Ford Motor Co.	851,506	11,963,659
General Motors Corp. (2)	262,796	11,163,574
PACCAR Inc.	80,712	5,578,813

		28,706,046

AUTO PARTS & EQUIPMENT—0.33%
Cooper Tire & Rubber Co.	34,695	699,798
Dana Corp.	69,666	1,232,392
Goodyear Tire & Rubber Co. (The) (1) (2)	82,080	881,539
Johnson Controls Inc.	88,489	5,027,060
Visteon Corp. (2)	60,574	483,986

		8,324,775

BANKS—12.54%
AmSouth Bancorp	165,123	4,029,001
Bank of America Corp.	1,892,561	82,004,668
Bank of New York Co. Inc. (The)	362,050	10,560,998
BB&T Corp.	257,992	10,239,702
Comerica Inc.	79,692	4,729,720
Fifth Third Bancorp	265,241	13,055,162
First Horizon National Corp. (2)	57,771	2,504,951
Huntington Bancshares Inc. (2)	106,771	2,659,666
KeyCorp	189,198	5,978,657
M&T Bank Corp.	54,446	5,210,482
Marshall & Ilsley Corp. (2)	104,043	4,192,933
Mellon Financial Corp.	197,703	5,474,396
National City Corp.	308,417	11,911,065

Northern Trust Corp.	102,587	4,185,550
PNC Financial Services Group	131,338	7,105,386
Regions Financial Corp.	214,720	7,098,643
SouthTrust Corp.	154,645	6,442,511
State Street Corp. (2)	156,407	6,680,143
SunTrust Banks Inc. (2)	166,677	11,735,728
Synovus Financial Corp.	144,427	3,776,766
U.S. Bancorp	874,809	25,281,980
Wachovia Corp.	609,540	28,617,903
Wells Fargo & Co.	785,617	46,846,342
Zions Bancorporation	41,670	2,543,537

		312,865,890

BEVERAGES—0.21%
Coca-Cola Enterprises Inc.	218,998	4,139,062
Coors (Adolph) Co. Class B	17,383	1,180,653

		5,319,715

BIOTECHNOLOGY—0.88%
Biogen Idec Inc. (1)	157,456	9,631,583
Chiron Corp. (1)	87,259	3,856,848
Genzyme Corp. (1) (2)	105,908	5,762,454
MedImmune Inc. (1)	115,862	2,745,929

		21,996,814

BUILDING MATERIALS—0.38%
Masco Corp. (2)	201,540	6,959,176
Vulcan Materials Co.	47,813	2,436,072

		9,395,248

CHEMICALS—0.84%
Air Products & Chemicals Inc.	105,704	5,748,184
Ashland Inc.	33,005	1,850,920
Eastman Chemical Co. (2)	36,254	1,723,878
Engelhard Corp.	58,282	1,652,295
Great Lakes Chemical Corp. (2)	23,690	606,464
PPG Industries Inc.	79,886	4,895,414
Rohm & Haas Co.	104,323	4,482,759

		20,959,914

COMMERCIAL SERVICES—0.73%
Cendant Corp.	491,256	10,611,130
Convergys Corp. (1)	67,002	899,837
Donnelley (R.R.) & Sons Co.	102,253	3,202,564
McKesson Corp. (2)	136,328	3,496,813

		18,210,344

COMPUTERS—2.90%
Affiliated Computer Services Inc. Class A (1) (2)	59,472	3,310,806
Apple Computer Inc. (1)	180,445	6,992,244
Computer Sciences Corp. (1)	88,106	4,149,793
Electronic Data Systems Corp. (2)	237,885	4,612,590
EMC Corp. (1)	1,119,072	12,914,091
Gateway Inc. (1)	174,225	862,414
Hewlett-Packard Co.	1,405,783	26,358,431
NCR Corp. (1)	43,718	2,167,976
Sun Microsystems Inc. (1)	1,549,207	6,258,796
SunGard Data Systems Inc. (1)	134,002	3,185,228
Unisys Corp. (1)	156,359	1,613,625

		72,425,994

COSMETICS & PERSONAL CARE—0.07%
Alberto-Culver Co. (2)	42,398	1,843,465

		1,843,465

DISTRIBUTION & WHOLESALE—0.22%
Genuine Parts Co.	81,261	3,118,797
Grainger (W.W.) Inc.	42,325	2,440,036

		5,558,833

DIVERSIFIED FINANCIAL SERVICES—13.12%
Bear Stearns Companies Inc. (The)	47,911	4,607,601
Capital One Financial Corp.	112,367	8,303,921
Citigroup Inc.	2,410,316	106,343,142
Countrywide Financial Corp.	262,008	10,320,495
E*TRADE Financial Corp. (1)	174,093	1,988,142
Federal Home Loan Mortgage Corp.	319,783	20,862,643
Franklin Resources Inc. (2)	115,999	6,468,104
Goldman Sachs Group Inc. (The)	226,201	21,090,981
Janus Capital Group Inc. (2)	111,960	1,523,776
JP Morgan Chase & Co.	1,657,269	65,843,297
Lehman Brothers Holdings Inc.	126,260	10,065,447
MBNA Corp.	594,649	14,985,155
Merrill Lynch & Co. Inc.	437,300	21,742,556
Morgan Stanley	511,324	25,208,273
Providian Financial Corp. (1)	136,440	2,120,278
Schwab (Charles) Corp. (The)	635,523	5,840,456

		327,314,267

ELECTRIC—5.11%
Allegheny Energy Inc. (1) (2)	59,463	949,029
Ameren Corp.	90,183	4,161,945
American Electric Power Co. Inc.	184,330	5,891,187
Calpine Corp. (1) (2)	209,811	608,452
CenterPoint Energy Inc. (2)	143,746	1,489,209
Cinergy Corp. (2)	83,811	3,318,916
CMS Energy Corp. (1) (2)	76,479	728,080
Consolidated Edison Inc. (2)	112,115	4,713,315
Constellation Energy Group Inc.	81,881	3,262,139
Dominion Resources Inc.	153,655	10,025,989
DTE Energy Co. (2)	80,740	3,406,421
Duke Energy Corp. (2)	436,351	9,988,074
Edison International	151,720	4,022,097
Entergy Corp.	105,545	6,397,082
Exelon Corp.	307,193	11,270,911
FirstEnergy Corp.	153,416	6,302,329
FPL Group Inc.	86,059	5,879,551
NiSource Inc.	122,570	2,575,196
PG&E Corp. (1) (2)	186,445	5,667,928
Pinnacle West Capital Corp.	42,702	1,772,133
PPL Corp.	88,098	4,156,464
Progress Energy Inc.	114,749	4,858,473
Public Service Enterprise Group Inc. (2)	110,152	4,692,475
Southern Co. (The)	343,162	10,287,997
TECO Energy Inc.	93,355	1,263,093
TXU Corp.	138,055	6,615,596
Xcel Energy Inc. (2)	185,859	3,219,078

		127,523,159

ELECTRICAL COMPONENTS & EQUIPMENT—0.18%
American Power Conversion Corp. (2)	93,650	1,628,573
Molex Inc. (2)	88,303	2,633,195
Power-One Inc. (1) (2)	39,132	253,575

		4,515,343

ELECTRONICS—0.66%
Applera Corp. - Applied Biosystems Group	94,621	1,785,498
Fisher Scientific International Inc. (1)	53,638	3,128,705
Jabil Circuit Inc. (1) (2)	93,462	2,149,626
Parker Hannifin Corp.	55,641	3,275,029
PerkinElmer Inc.	59,758	1,029,033
Sanmina-SCI Corp. (1)	244,337	1,722,576
Tektronix Inc.	42,690	1,419,442
Thermo Electron Corp. (1)	75,773	2,047,386

		16,557,295

ENGINEERING & CONSTRUCTION—0.07%
Fluor Corp. (2)	38,947	1,733,920

		1,733,920

ENVIRONMENTAL CONTROL—0.35%
Allied Waste Industries Inc. (1) (2)	148,908	1,317,836
Waste Management Inc.	269,748	7,374,910

		8,692,746

FOOD—1.40%
Albertson’s Inc. (2)	171,340	4,100,166
Archer-Daniels-Midland Co.	302,690	5,139,676
ConAgra Foods Inc.	245,773	6,318,824
General Mills Inc.	176,875	7,941,687
Kroger Co. (1) (2)	343,706	5,334,317
Safeway Inc. (1)	207,888	4,014,317
SUPERVALU Inc.	63,237	1,742,179
Winn-Dixie Stores Inc. (2)	66,543	205,618

		34,796,784

FOREST PRODUCTS & PAPER—1.14%
Boise Cascade Corp.	40,971	1,363,515
Georgia-Pacific Corp.	120,521	4,332,730
International Paper Co.	226,630	9,158,118
Louisiana-Pacific Corp.	50,939	1,321,867
MeadWestvaco Corp.	93,796	2,992,092
Temple-Inland Inc.	25,957	1,743,013
Weyerhaeuser Co.	111,383	7,404,742

		28,316,077

GAS—0.33%
KeySpan Corp.	74,564	2,922,909
Nicor Inc. (2)	20,641	757,525
Peoples Energy Corp. (2)	17,529	730,609
Sempra Energy	108,204	3,915,903

		8,326,946

HAND & MACHINE TOOLS—0.10%
Snap-On Inc.	27,150	748,254
Stanley Works (The) (2)	38,296	1,628,729

		2,376,983

HEALTH CARE-PRODUCTS—0.07%
Bausch & Lomb Inc. (2)	24,830	1,649,953

		1,649,953

HEALTH CARE-SERVICES—1.63%
Aetna Inc. (2)	71,427	7,137,700
Anthem Inc. (1) (2)	64,849	5,658,075
HCA Inc. (2)	224,566	8,567,193
Health Management Associates Inc. Class A (2)	113,208	2,312,839
Humana Inc. (1)	73,855	1,475,623
Manor Care Inc. (2)	40,499	1,213,350
Quest Diagnostics Inc.	47,366	4,178,629
Tenet Healthcare Corp. (1)	216,710	2,338,301
WellPoint Health Networks Inc. (1)	73,063	7,678,191

		40,559,901

HOME BUILDERS—0.34%
Centex Corp.	57,401	2,896,454
KB Home	21,484	1,815,183
Pulte Homes Inc.	59,017	3,621,873

		8,333,510

HOME FURNISHINGS—0.18%
Leggett & Platt Inc.	89,357	2,510,932
Whirlpool Corp.	30,808	1,851,253

		4,362,185

HOUSEWARES—0.10%
Newell Rubbermaid Inc. (2)	127,997	2,565,060

		2,565,060

INSURANCE—8.95%
ACE Ltd.	131,903	5,284,034
AFLAC Inc.	235,966	9,252,227
Allstate Corp. (The)	322,534	15,478,407
Ambac Financial Group Inc. (2)	50,450	4,033,477
American International Group Inc.	1,212,229	82,419,450
AON Corp. (2)	146,710	4,216,445
Chubb Corp.	88,732	6,236,085
CIGNA Corp.	63,939	4,452,073
Cincinnati Financial Corp.	78,299	3,227,485
Hartford Financial Services Group Inc.	136,405	8,447,562
Jefferson-Pilot Corp.	63,404	3,148,643
Lincoln National Corp.	81,793	3,844,271
Loews Corp.	86,432	5,056,272
MBIA Inc. (2)	66,585	3,875,913
MetLife Inc.	349,108	13,493,024
MGIC Investment Corp.	45,993	3,060,834
Principal Financial Group Inc. (2)	145,739	5,242,232
Progressive Corp. (The)	100,972	8,557,377
Prudential Financial Inc.	241,521	11,361,148
SAFECO Corp. (2)	58,835	2,685,818
St. Paul Travelers Companies Inc.	311,201	10,288,305
Torchmark Corp.	50,839	2,703,618
UNUMProvident Corp. (2)	138,762	2,177,176
XL Capital Ltd. Class A	64,254	4,754,153

		223,296,029

IRON & STEEL—0.22%
Nucor Corp.	37,004	3,381,055
United States Steel Corp. (2)	53,094	1,997,396

		5,378,451

LEISURE TIME—0.70%
Brunswick Corp.	44,298	2,027,076
Carnival Corp.	294,634	13,933,242
Sabre Holdings Corp.	63,629	1,560,819

		17,521,137

LODGING—0.65%
Harrah’s Entertainment Inc.	51,988	2,754,324
Hilton Hotels Corp.	178,518	3,363,279
Marriott International Inc. Class A (2)	106,311	5,523,920
Starwood Hotels & Resorts Worldwide Inc.	97,179	4,511,049

		16,152,572

MACHINERY—0.49%
Cummins Inc. (2)	20,647	1,525,607
Deere & Co.	115,436	7,451,394
Rockwell Automation Inc.	85,654	3,314,810

		12,291,811

MANUFACTURING—3.47%
Cooper Industries Ltd.	44,176	2,606,384
Crane Co.	27,837	805,046
Dover Corp.	94,628	3,678,190
Eastman Kodak Co. (2)	133,466	4,300,275
Eaton Corp.	70,733	4,485,180
Honeywell International Inc.	400,044	14,345,578
Illinois Tool Works Inc.	140,663	13,105,572
Ingersoll-Rand Co. Class A	80,699	5,485,111
ITT Industries Inc.	42,812	3,424,532
Pall Corp. (2)	58,589	1,434,259
Textron Inc.	64,704	4,158,526
Tyco International Ltd. (2)	935,130	28,671,086

		86,499,739

MEDIA—5.70%
Clear Channel Communications Inc.	274,529	8,557,069
Comcast Corp. Class A (1)	1,040,361	29,379,795
Gannett Co. Inc.	123,834	10,372,336
Time Warner Inc. (1)	2,127,085	34,331,152
Tribune Co.	148,039	6,091,805
Univision Communications Inc. Class A (1) (2)	149,775	4,734,388
Viacom Inc. Class B	807,598	27,102,989
Walt Disney Co. (The)	956,379	21,566,346

		142,135,880

METAL FABRICATE & HARDWARE—0.04%
Worthington Industries Inc. (2)	40,593	866,661

		866,661

MINING—1.08%
Alcoa Inc.	404,803	13,597,333
Newmont Mining Corp.	206,085	9,383,050
Phelps Dodge Corp.	43,883	4,038,552

		27,018,935

OFFICE & BUSINESS EQUIPMENT—0.22%
Xerox Corp. (1) (2)	389,738	5,487,511

		5,487,511

OIL & GAS—12.45%
Amerada Hess Corp.	42,539	3,785,971
Anadarko Petroleum Corp.	116,397	7,724,105
Apache Corp.	151,496	7,591,465
Burlington Resources Inc.	183,640	7,492,512
ChevronTexaco Corp.	991,039	53,159,332
ConocoPhillips	320,620	26,563,367
Devon Energy Corp.	112,473	7,986,708
EOG Resources Inc.	54,997	3,621,552
Exxon Mobil Corp.	3,027,014	146,295,587
Kerr-McGee Corp.	70,477	4,034,808
Marathon Oil Corp.	160,787	6,637,287
Nabors Industries Ltd. (1)	69,198	3,276,525
Noble Corp. (1)	62,083	2,790,631
Occidental Petroleum Corp.	182,258	10,193,690
Rowan Companies Inc. (1)	49,483	1,306,351
Sunoco Inc.	34,977	2,587,598
Transocean Inc. (1)	149,356	5,343,958
Unocal Corp.	122,961	5,287,323
Valero Energy Corp.	59,445	4,768,083

		310,446,853

OIL & GAS SERVICES—0.27%
Baker Hughes Inc.	155,072	6,779,748

		6,779,748

PACKAGING & CONTAINERS—0.05%
Bemis Co. Inc.	50,062	1,330,648

		1,330,648

PHARMACEUTICALS—1.28%
AmerisourceBergen Corp.	52,251	2,806,401
Caremark Rx Inc. (1) (2)	216,760	6,951,493
Hospira Inc. (1)	72,289	2,212,043
King Pharmaceuticals Inc. (1)	112,894	1,347,954
Medco Health Solutions Inc. (1)	126,294	3,902,485
Schering-Plough Corp.	685,214	13,060,179
Watson Pharmaceuticals Inc. (1) (2)	50,965	1,501,429

		31,781,984

PIPELINES—0.41%
Dynegy Inc. Class A (1) (2)	177,227	884,363
El Paso Corp. (2)	297,121	2,730,542
Kinder Morgan Inc.	57,324	3,601,094
Williams Companies Inc.	244,132	2,953,997

		10,169,996

REAL ESTATE INVESTMENT TRUSTS—0.67%
Apartment Investment & Management Co. Class A (2)	44,061	1,532,442
Equity Office Properties Trust (2)	187,990	5,122,727
Equity Residential	130,413	4,042,803
Plum Creek Timber Co. Inc.	85,260	2,986,658
ProLogis	84,387	2,973,798

		16,658,428

RETAIL—3.61%
AutoNation Inc. (1)	123,736	2,113,411
Big Lots Inc. (1) (2)	53,873	658,867
Circuit City Stores Inc.	92,964	1,426,068
Costco Wholesale Corp.	214,560	8,917,114
CVS Corp.	185,806	7,828,007
Darden Restaurants Inc.	73,167	1,706,254
Dillard’s Inc. Class A	39,063	771,104
Federated Department Stores Inc.	83,785	3,806,353
Limited Brands Inc.	219,454	4,891,630
May Department Stores Co. (The)	135,410	3,470,558
McDonald’s Corp.	584,687	16,388,777
Nordstrom Inc.	65,523	2,505,600
Office Depot Inc. (1)	145,654	2,189,180
Penney (J.C.) Co. Inc. (Holding Co.)	133,822	4,721,240
Sears, Roebuck and Co.	98,404	3,921,399
Target Corp.	420,468	19,026,177
Tiffany & Co. (2)	68,199	2,096,437
Toys R Us Inc. (1) (2)	100,038	1,774,674
Wendy’s International Inc.	52,681	1,770,082

		89,982,932

SAVINGS & LOANS—1.09%
Golden West Financial Corp.	71,077	7,885,993
Sovereign Bancorp Inc.	159,725	3,485,199
Washington Mutual Inc.	406,105	15,870,583

		27,241,775

SEMICONDUCTORS—0.44%
Advanced Micro Devices Inc. (1) (2)	164,620	2,140,060
Applied Micro Circuits Corp. (1)	145,816	456,404
LSI Logic Corp. (1)	178,739	770,365
Micron Technology Inc. (1) (2)	284,321	3,420,382
Novellus Systems Inc. (1) (2)	66,219	1,760,763
NVIDIA Corp. (1) (2)	77,688	1,128,030
QLogic Corp. (1)	42,637	1,262,482

		10,938,486

SOFTWARE—0.91%
BMC Software Inc. (1)	104,210	1,647,560
Computer Associates International Inc.	272,300	7,161,490
Compuware Corp. (1)	180,618	930,183
Fiserv Inc. (1)	90,816	3,165,846
Novell Inc. (1) (2)	180,948	1,141,782
PeopleSoft Inc. (1)	171,218	3,398,677
Siebel Systems Inc. (1)	233,990	1,764,285
Veritas Software Corp. (1) (2)	201,132	3,580,150

		22,789,973

TELECOMMUNICATIONS—8.03%
ADC Telecommunications Inc. (1) (2)	378,368	684,846
Alltel Corp.	143,399	7,874,039
Andrew Corp. (1)	75,199	920,436
AT&T Corp.	369,583	5,292,429
AT&T Wireless Services Inc. (1)	1,270,492	18,777,872
BellSouth Corp.	852,195	23,111,528
CenturyTel Inc. (2)	62,666	2,145,684
CIENA Corp. (1)	265,538	525,765
Citizens Communications Co.	154,704	2,071,487

Comverse Technology Inc. (1)	91,580	1,724,451
Corning Inc. (1)	648,325	7,183,441
JDS Uniphase Corp. (1) (2)	670,390	2,259,214
Motorola Inc.	1,099,680	19,838,227
SBC Communications Inc.	1,541,557	40,003,404
Scientific-Atlanta Inc.	71,270	1,847,318
Sprint Corp. (FON Group) (2)	676,034	13,608,564
Tellabs Inc. (1) (2)	194,474	1,787,216
Verizon Communications Inc.	1,288,004	50,721,598

		200,377,519

TOYS, GAMES & HOBBIES—0.20%
Hasbro Inc.	82,494	1,550,887
Mattel Inc.	192,444	3,489,010

		5,039,897

TRANSPORTATION—1.44%
Burlington Northern Santa Fe Corp.	173,472	6,645,712
CSX Corp.	99,923	3,317,444
FedEx Corp.	139,791	11,978,691
Norfolk Southern Corp.	182,853	5,438,048
Ryder System Inc.	29,829	1,403,156
Union Pacific Corp.	120,584	7,066,222

		35,849,273

TOTAL COMMON STOCKS (Cost: $2,352,448,772)		2,492,711,327

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.77%

COMMERCIAL PAPER—1.53%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	889,367	888,623
1.88%, 10/01/04 (3)	1,010,644	1,010,644
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	757,983	757,512
1.73%, 10/18/04 (3)	252,661	252,455
1.78%, 10/26/04 (3)	454,790	454,220
1.78%, 10/27/04 (3)	252,661	252,336
1.78%, 10/28/04 (3)	757,983	756,971
Barton Capital Corp.
1.77%, 10/15/04 (3)	606,386	605,969
1.78%, 10/18/04 (3)	1,010,644	1,009,797
1.78%, 10/19/04 (3)	757,983	757,308
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	505,322	505,032
CRC Funding LLC
1.78%, 11/09/04 (3)	505,322	504,348
Delaware Funding Corp.
1.78%, 10/22/04 (3)	252,661	252,399
1.78%, 10/26/04 (3)	252,661	252,349
1.78%, 10/27/04 (3)	516,995	516,330
Edison Asset Securitization
1.45%, 11/09/04 (3)	1,010,644	1,009,056
1.59%, 12/02/04 (3)	1,010,644	1,007,877
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	429,372	428,710
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	757,983	757,512
1.78%, 10/22/04 (3)	252,661	252,399
1.78%, 10/26/04 (3)	404,258	403,758
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	505,322	502,595

GIRO Funding US Corp.
1.55%, 10/15/04 (3)	662,730	662,330
1.78%, 10/27/04 (3)	471,910	471,303
Grampian Funding LLC
1.26%, 10/22/04 (3)	1,010,644	1,009,905
1.44%, 10/27/04 (3)	1,010,644	1,009,593
1.59%, 11/30/04 (3)	505,322	503,983
1.78%, 10/18/04 (3)	1,010,644	1,009,794
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	1,263,305	1,262,460
1.78%, 10/27/04 (3)	505,322	504,672
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	758,872	758,155
Nationwide Building Society
1.63%, 12/09/04 (3)	838,835	836,214
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	505,322	504,722
1.78%, 10/28/04 (3)	616,493	615,670
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	2,021,288	2,020,033
1.77%, 10/06/04 (3)	1,010,644	1,010,396
1.78%, 10/15/04 (3)	505,322	504,972
1.78%, 10/19/04 (3)	252,661	252,436
1.80%, 10/28/04 (3)	760,136	759,109
Prudential Funding LLC
1.60%, 12/01/04 (3)	505,322	503,953
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	1,010,644	1,010,644
Scaldis Capital LLC
1.73%, 10/15/04 (3)	505,322	504,982
Sydney Capital Corp.
1.25%, 10/22/04 (3)	336,342	336,097
1.74%, 10/12/04 (3)	1,744,068	1,743,141
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	1,515,966	1,512,367
1.88%, 10/01/04 (3)	5,558,542	5,558,542
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	250,337	250,170

		38,253,843

FLOATING RATE NOTES—1.62%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	252,661	252,551
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	606,386	606,315
1.69%, 10/12/04 (3) (4)	505,322	505,320
1.80%, 03/15/05 (3) (4)	505,322	505,507
1.89%, 09/23/05 (3) (4)	909,580	909,224
1.89%, 09/27/05 (3) (4)	808,515	808,195
2.04%, 10/27/05 (3) (4)	960,112	961,242
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	1,515,966	1,515,496
CC USA Inc.
1.61%, 07/29/05 (3) (4)	1,010,644	1,010,393
1.63%, 05/04/05 (3) (4)	1,010,644	1,010,525
Den Danske Bank NY
1.68%, 08/12/05 (3)	1,010,644	1,010,382
1.77%, 08/26/05 (3)	1,010,644	1,010,371
Depfa Bank PLC
1.86%, 09/15/05 (3)	1,010,644	1,010,644
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	838,835	838,626
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	808,515	808,469
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	1,010,644	1,010,644
K2 USA LLC
1.61%, 07/25/05 (3) (4)	505,322	505,240
1.70%, 06/10/05 (3) (4)	1,010,644	1,010,559

1.70%, 09/12/05 (3) (4)	1,010,644	1,010,453
1.79%, 10/20/05 (3) (4)	1,010,644	1,010,680
Links Finance LLC
1.68%, 04/25/05 (3)	1,010,644	1,011,017
1.71%, 04/15/05 (3) (4)	1,010,644	1,010,535
National City Bank (Ohio)
1.67%, 08/09/05 (3)	1,010,644	1,010,385
1.73%, 06/10/05 (3)	505,322	505,431
1.76%, 06/23/05 (3)	1,010,644	1,010,424
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	1,718,095	1,718,335
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	1,010,644	1,010,353
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	960,112	960,112
Permanent Financing PLC
1.69%, 03/10/05 (3)	1,010,644	1,010,644
1.70%, 12/10/04 (3)	505,322	505,322
1.72%, 06/10/05 (3)	454,790	454,790
Sigma Finance Inc.
1.52%, 10/07/04 (3)	1,010,644	1,010,641
1.73%, 11/15/04 (3)	1,010,644	1,010,634
1.75%, 08/17/05 (3)	505,322	505,361
1.75%, 09/15/05 (3)	1,263,305	1,263,416
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	370,906	370,887
1.66%, 05/17/05 (3) (4)	838,835	838,809
1.70%, 02/25/05 (3) (4)	565,961	565,915
1.72%, 01/18/05 (3) (4)	444,683	444,670
1.81%, 07/25/05 (3) (4)	1,010,644	1,010,562
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	757,983	757,862
1.72%, 09/15/05 (3)	757,983	757,838
1.84%, 06/15/05 (3) (4)	505,322	505,241
White Pine Finance LLC
1.55%, 07/11/05 (3)	252,661	252,639
1.63%, 07/05/05 (3)	505,322	505,239
1.68%, 05/20/05 (3)	454,790	454,761
1.71%, 04/15/05 (3) (4)	757,983	757,902
1.72%, 11/15/04 (3) (4)	606,386	606,386
1.73%, 06/15/05 (3) (4)	414,364	414,364
1.80%, 03/29/05 (3)	434,577	434,529
1.80%, 08/26/05 (3) (4)	505,322	505,231

		40,491,071

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	1,010,644	1,010,590
1.51%, 02/15/05 (3) (4)	656,919	657,302
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	757,983	757,972
K2 USA LLC
1.46%, 01/12/05 (3) (4)	505,322	505,308
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	252,661	252,644

		3,183,816

MONEY MARKET FUNDS—1.74%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	4,042,576	4,042,576
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	27,029,566	27,029,566
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	11,117,084	11,117,084
BlackRock Temp Cash Money Market Fund (3)	419,071	419,071
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	678,989	678,989

		43,287,286

REPURCHASE AGREEMENTS—0.77%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	3,031,932	3,031,932
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	7,074,508	7,074,508
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	6,569,186	6,569,186
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	2,627,674	2,627,674

		19,303,300

TIME DEPOSITS—0.83%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	1,010,644	1,010,644
1.33%, 02/10/05 (3)	505,322	505,295
1.39%, 02/02/05 (3)	505,322	505,296
1.39%, 04/08/05 (3)	707,451	707,396
1.40%, 10/25/04 (3)	1,010,644	1,010,635
Bank of New York
1.39%, 11/01/04 (3)	1,010,644	1,010,635
1.60%, 12/03/04 (3)	252,661	252,639
Bank of Nova Scotia
1.13%, 10/06/04 (3)	1,010,644	1,010,644
1.24%, 10/07/04 (3)	757,983	757,982
1.42%, 10/29/04 (3)	757,983	757,987
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	757,983	757,981
1.38%, 11/22/04 (3)	252,661	252,664
1.40%, 10/29/04 (3)	1,010,644	1,010,642
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	646,812	646,780
National City Bank (Ohio)
1.25%, 01/06/05 (3)	1,010,644	1,010,657
Nordea Bank PLC
2.11%, 06/07/05 (3)	1,010,644	1,010,507
SunTrust Bank
1.88%, 10/01/04 (3)	4,042,576	4,042,576
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,768,627	1,768,480
1.34%, 02/10/05 (3)	404,258	404,236
1.41%, 11/01/04 (3)	757,983	757,977
1.77%, 05/10/05 (3)	505,322	505,292
1.78%, 10/29/04 (3)	505,322	505,322
1.90%, 05/11/05 (3)	505,322	505,291

		20,707,558

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	707,451	708,667
1.80%, 01/18/05 (3)	469,949	467,388
1.80%, 01/19/05 (3)	505,322	502,543
2.06%, 05/31/05 (3)	503,836	496,859
Federal National Mortgage Association
2.33%, 07/22/05 (3)	1,515,966	1,487,182

		3,662,639
TOTAL SHORT-TERM INVESTMENTS (Cost: $168,889,513)		168,889,513

TOTAL INVESTMENTS IN SECURITIES—106.71% (Cost: $2,521,338,285)		2,661,600,840
Other Assets, Less Liabilities—(6.71%)		(167,292,669)

NET ASSETS—100.00%		$2,494,308,171

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.95%

ADVERTISING—0.35%
Catalina Marketing Corp. (1)	103,286	2,383,841
Harte-Hanks Inc.	169,766	4,245,848

		6,629,689

AEROSPACE & DEFENSE—1.15%
Alliant Techsystems Inc. (2)	74,245	4,491,822
L-3 Communications Holdings Inc.	211,252	14,153,884
Sequa Corp. Class A (2)	20,631	1,077,145
Titan Corp. (The) (2)	166,658	2,328,212

		22,051,063

AGRICULTURE—0.12%
Universal Corp.	50,453	2,252,222

		2,252,222

AIRLINES—0.38%
AirTran Holdings Inc. (1) (2)	169,627	1,689,485
Alaska Air Group Inc. (1) (2)	53,026	1,313,984
JetBlue Airways Corp. (1) (2)	204,199	4,271,843

		7,275,312

APPAREL—0.21%
Timberland Co. Class A (2)	69,711	3,959,585

		3,959,585

AUTO PARTS & EQUIPMENT—1.05%
ArvinMeritor Inc. (1)	137,062	2,569,913
Bandag Inc. (1)	38,460	1,684,548
BorgWarner Inc.	110,269	4,773,545
Lear Corp.	135,564	7,381,460
Modine Manufacturing Co. (1)	68,136	2,051,575
Superior Industries International Inc. (1)	52,763	1,580,252

		20,041,293

BANKS—5.60%
Associated Bancorp	217,518	6,975,802
Bank of Hawaii Corp.	103,888	4,908,708
Banknorth Group Inc.	341,615	11,956,525
City National Corp. (1)	96,920	6,294,954
Colonial BancGroup Inc. (The)	263,879	5,396,326
Commerce Bancorp Inc. (1)	155,263	8,570,518
Compass Bancshares Inc.	242,326	10,618,725
Cullen/Frost Bankers Inc.	101,811	4,731,157
FirstMerit Corp. (1)	167,568	4,407,876
Greater Bay Bancorp (1)	101,203	2,909,586
Hibernia Corp. Class A	306,947	8,106,470
Investors Financial Services Corp. (1)	130,949	5,909,728
Mercantile Bankshares Corp.	156,266	7,494,517
Silicon Valley Bancshares (1) (2)	70,415	2,617,326
TCF Financial Corp. (1)	275,729	8,351,831
Westamerica Bancorp (1)	62,658	3,439,298
Wilmington Trust Corp.	131,130	4,748,217

		107,437,564

BEVERAGES—0.69%
Constellation Brands Inc. (2)	211,930	8,066,056
PepsiAmericas Inc. (1)	273,116	5,216,516

		13,282,572

BIOTECHNOLOGY—1.23%
Charles River Laboratories International Inc. (1) (2)	91,284	4,180,807
Invitrogen Corp. (2)	104,069	5,722,754
Millennium Pharmaceuticals Inc. (2)	602,794	8,264,306
Protein Design Labs Inc. (1) (2)	187,940	3,679,865
Vertex Pharmaceuticals Inc. (1) (2)	158,490	1,664,145

		23,511,877

BUILDING MATERIALS—0.36%
Martin Marietta Materials Inc. (1)	95,275	4,313,099
York International Corp.	81,880	2,586,589

		6,899,688

CHEMICALS—2.95%
Airgas Inc. (1)	147,357	3,546,883
Albemarle Corp.	82,119	2,881,556
Cabot Corp.	121,913	4,702,184
Cabot Microelectronics Corp. (1) (2)	49,174	1,782,558
Crompton Corp.	226,982	2,154,059
Cytec Industries Inc.	77,327	3,785,157
Ferro Corp. (1)	83,018	1,810,623
FMC Corp. (2)	72,031	3,498,546
IMC Global Inc. (1) (2)	228,844	3,979,597
Lubrizol Corp.	128,681	4,452,363
Lyondell Chemical Co. (1)	352,649	7,920,497
Minerals Technologies Inc. (1)	40,687	2,394,837
Olin Corp. (1)	137,931	2,758,620
RPM International Inc.	229,636	4,053,075
Sensient Technologies Corp. (1)	92,693	2,005,877
Valspar Corp. (The)	101,377	4,732,278

		56,458,710

COAL—0.59%
Arch Coal Inc. (1)	108,360	3,845,696
Peabody Energy Corp.	126,867	7,548,586

		11,394,282

COMMERCIAL SERVICES—4.01%
ADESA Inc. (1) (2)	187,471	3,080,149
Alliance Data Systems Corp. (2)	159,749	6,479,419
Banta Corp.	49,310	1,960,072
Career Education Corp. (1) (2)	202,257	5,750,167
ChoicePoint Inc. (2)	175,124	7,469,039
Corinthian Colleges Inc. (1) (2)	178,368	2,404,401
DeVry Inc. (1) (2)	139,028	2,879,270
Education Management Corp. (1) (2)	144,528	3,850,226
First Health Group Corp. (1) (2)	181,093	2,913,786
Gartner Inc. Class A (1) (2)	213,489	2,495,686
ITT Educational Services Inc. (1) (2)	90,357	3,257,370
Kelly Services Inc. Class A (1)	69,521	1,856,906
Korn/Ferry International (1) (2)	76,488	1,394,376
Laureate Education Inc. (2)	90,218	3,357,914
Manpower Inc.	178,041	7,921,044
MoneyGram International Inc.	174,946	2,988,078
MPS Group Inc. (2)	208,224	1,751,164
Quanta Services Inc. (1) (2)	231,719	1,401,900
Rent-A-Center Inc. (2)	156,291	4,041,685
Rollins Inc. (1)	90,181	2,190,497
Sotheby’s Holdings Inc. Class A (2)	124,844	1,962,548
United Rentals Inc. (1) (2)	153,594	2,440,609
Valassis Communications Inc. (1) (2)	102,346	3,027,395

		76,873,701
COMPUTERS—3.90%
BISYS Group Inc. (The) (1) (2)	238,436	3,483,550

Cadence Design Systems Inc. (1) (2)	531,999	6,937,267
Ceridian Corp. (2)	293,565	5,404,532
Cognizant Technology Solutions Corp. (2)	259,578	7,919,725
Diebold Inc.	141,650	6,615,055
DST Systems Inc. (1) (2)	166,012	7,382,554
Henry (Jack) & Associates Inc.	178,331	3,347,273
Imation Corp. (1)	70,241	2,499,877
McDATA Corp. Class A (1) (2)	234,522	1,179,646
Mentor Graphics Corp. (1) (2)	141,682	1,553,543
National Instruments Corp. (1)	155,703	4,713,130
Quantum Corp. (1) (2)	359,214	829,784
Reynolds & Reynolds Co. (The) Class A (1)	127,650	3,149,125
SanDisk Corp. (1) (2)	319,962	9,317,293
Storage Technology Corp. (2)	219,572	5,546,389
Synopsys Inc. (2)	308,170	4,878,331

		74,757,074

DISTRIBUTION & WHOLESALE—1.18%
CDW Corp.	164,254	9,531,660
Fastenal Co. (1)	149,913	8,634,989
Tech Data Corp. (2)	114,620	4,418,601

		22,585,250

DIVERSIFIED FINANCIAL SERVICES—2.31%
AmeriCredit Corp. (1) (2)	311,304	6,500,028
Eaton Vance Corp.	133,664	5,398,689
Edwards (A.G.) Inc.	156,535	5,419,242
IndyMac Bancorp Inc. (1)	121,000	4,380,200
Jefferies Group Inc. (1)	111,895	3,857,021
LaBranche & Co. Inc. (1) (2)	118,114	998,063
Legg Mason Inc.	199,037	10,602,701
Raymond James Financial Inc. (1)	145,749	3,515,466
Waddell & Reed Financial Inc. Class A (1)	162,998	3,585,956

		44,257,366

ELECTRIC—4.91%
Alliant Energy Corp.	223,688	5,565,357
Aquila Inc. (2)	465,413	1,452,089
Black Hills Corp.	64,221	1,784,059
DPL Inc. (1)	249,924	5,143,436
Duquesne Light Holdings Inc. (1)	151,297	2,717,294
Energy East Corp.	289,851	7,298,448
Great Plains Energy Inc. (1)	146,716	4,276,771
Hawaiian Electric Industries Inc. (1)	159,078	4,221,930
IDACORP Inc. (1)	75,646	2,198,273
MDU Resources Group Inc.	232,130	6,111,983
Northeast Utilities	253,342	4,912,301
NSTAR	104,945	5,152,799
OGE Energy Corp.	173,119	4,367,792
Pepco Holdings Inc. (1)	366,715	7,297,628
PNM Resources Inc.	119,362	2,686,839
Puget Energy Inc. (1)	196,550	4,461,685
SCANA Corp.	220,503	8,233,582
Sierra Pacific Resources Corp. (1) (2)	232,312	2,079,192
Westar Energy Inc.	169,479	3,423,476
Wisconsin Energy Corp.	232,362	7,412,348
WPS Resources Corp. (1)	73,596	3,311,084

		94,108,366

ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
AMETEK Inc.	134,747	4,085,529
Energizer Holdings Inc. (2)	154,058	7,102,074
Hubbell Inc. Class B	120,246	5,390,628

		16,578,231

ELECTRONICS—1.71%
Amphenol Corp. Class A (2)	173,700	5,950,962
Arrow Electronics Inc. (1) (2)	228,308	5,155,195
Avnet Inc. (1) (2)	238,023	4,074,954

Gentex Corp. (1)	153,024	5,375,733
KEMET Corp. (1) (2)	171,375	1,386,424
Plexus Corp. (1) (2)	85,245	941,105
Thomas & Betts Corp. (1)	116,494	3,124,369
Varian Inc. (2)	68,686	2,601,139
Vishay Intertechnology Inc. (1) (2)	328,131	4,232,890

		32,842,771

ENGINEERING & CONSTRUCTION—0.47%
Dycom Industries Inc. (2)	95,889	2,722,289
Granite Construction Inc.	82,417	1,969,766
Jacobs Engineering Group Inc. (1) (2)	111,291	4,261,332

		8,953,387

ENTERTAINMENT—0.76%
GTECH Holdings Corp.	233,163	5,903,687
International Speedway Corp. Class A	105,220	5,250,478
Macrovision Corp. (2)	97,677	2,352,062
Six Flags Inc. (1) (2)	183,700	999,328

		14,505,555

ENVIRONMENTAL CONTROL—0.68%
Republic Services Inc.	299,970	8,927,107
Stericycle Inc. (2)	89,255	4,096,804

		13,023,911

FOOD—2.81%
Dean Foods Co. (2)	311,822	9,360,896
Hormel Foods Corp.	274,204	7,343,183
Ruddick Corp.	92,300	1,812,772
Smithfield Foods Inc. (2)	218,385	5,459,625
Smucker (J.M.) Co. (The)	115,300	5,120,473
Tootsie Roll Industries Inc.	103,344	3,019,712
Tyson Foods Inc. Class A	697,415	11,172,588
Whole Foods Market Inc. (1)	123,016	10,553,543

		53,842,792

FOREST PRODUCTS & PAPER—0.50%
Bowater Inc. (1)	109,942	4,198,685
Glatfelter Co.	86,529	1,072,094
Longview Fibre Co. (1)	100,843	1,537,856
Potlatch Corp.	58,369	2,732,253

		9,540,888

GAS—0.82%
AGL Resources Inc.	128,308	3,948,037
ONEOK Inc. (1)	203,133	5,285,521
Vectren Corp.	150,087	3,779,191
WGL Holdings Inc. (1)	96,105	2,715,927

		15,728,676

HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	72,043	3,252,741

		3,252,741

HEALTH CARE-PRODUCTS—3.33%
Beckman Coulter Inc.	121,103	6,796,300
Cytyc Corp. (1) (2)	219,440	5,299,476
DENTSPLY International Inc.	159,064	8,261,784
Edwards Lifesciences Corp. (1) (2)	117,948	3,951,258
Henry Schein Inc. (1) (2)	86,106	5,365,265
Hillenbrand Industries Inc.	122,258	6,177,697
INAMED Corp. (2)	70,298	3,351,106
Patterson Companies Inc. (1) (2)	135,124	10,345,093
Steris Corp. (2)	136,419	2,993,033
Varian Medical Systems Inc. (2)	268,387	9,278,139
VISX Inc. (2)	97,757	2,013,794

		63,832,945

HEALTH CARE-SERVICES—2.92%
Apria Healthcare Group Inc. (1) (2)	98,838	2,693,335
Community Health Systems Inc. (2)	172,130	4,592,428
Covance Inc. (2)	123,741	4,945,928
Coventry Health Care Inc. (2)	176,938	9,443,181
Health Net Inc. (1) (2)	221,210	5,468,311
LifePoint Hospitals Inc. (1) (2)	76,575	2,298,016
Lincare Holdings Inc. (1) (2)	197,448	5,866,180
PacifiCare Health Systems Inc. (1) (2)	169,957	6,237,422
Renal Care Group Inc. (1) (2)	132,506	4,270,668
Triad Hospitals Inc. (1) (2)	151,725	5,225,409
Universal Health Services Inc. Class B	114,954	5,000,499

		56,041,377

HOLDING COMPANIES—DIVERSIFIED—0.41%
Leucadia National Corp.	140,081	7,935,589

		7,935,589

HOME BUILDERS—2.55%
D.R. Horton Inc.	460,787	15,256,658
Hovnanian Enterprises Inc. Class A (1) (2)	120,774	4,843,037
Lennar Corp. Class A (1)	308,326	14,676,318
Ryland Group Inc.	46,850	4,341,121
Thor Industries Inc. (1)	112,786	2,985,445
Toll Brothers Inc. (1) (2)	147,627	6,839,559

		48,942,138

HOME FURNISHINGS—0.88%
Furniture Brands International Inc.	108,102	2,711,198
Harman International Industries Inc.	130,480	14,059,220

		16,770,418

HOUSEHOLD PRODUCTS & WARES—0.80%
American Greetings Corp. Class A (1)	134,752	3,384,970
Blyth Inc.	80,675	2,492,857
Church & Dwight Co. Inc. (1)	122,108	3,426,350
Scotts Co. (The) Class A (2)	64,687	4,149,671
Tupperware Corp.	115,993	1,969,561

		15,423,409

INSURANCE—5.44%
Allmerica Financial Corp. (2)	105,186	2,827,400
American Financial Group Inc. (1)	145,464	4,347,919
AmerUs Group Co. (1)	77,264	3,167,824
Berkley (W.R.) Corp.	166,104	7,002,945
Brown & Brown Inc. (1)	136,133	6,221,278
Everest Re Group Ltd.	110,479	8,211,904
Fidelity National Financial Inc.	343,124	13,073,024
First American Corp.	175,015	5,395,712
Gallagher (Arthur J.) & Co.	181,518	6,013,691
HCC Insurance Holdings Inc. (1)	127,822	3,853,833
Horace Mann Educators Corp. (1)	84,469	1,484,965
Ohio Casualty Corp. (2)	121,507	2,543,142
Old Republic International Corp.	359,845	9,006,920
PMI Group Inc. (The)	189,798	7,702,003
Protective Life Corp.	137,127	5,390,462
Radian Group Inc.	183,261	8,472,156
StanCorp Financial Group Inc. (1)	56,105	3,994,676
Unitrin Inc.	135,200	5,620,264

		104,330,118

INTERNET—0.97%
Avocent Corp. (2)	97,293	2,532,537
CheckFree Corp. (1) (2)	171,342	4,741,033
Macromedia Inc. (2)	137,101	2,752,988
McAfee Inc. (2)	308,641	6,203,684
RSA Security Inc. (1) (2)	125,741	2,426,801

		18,657,043

LEISURE TIME—0.08%
Callaway Golf Co. (1)	149,023	1,575,173

		1,575,173

LODGING—1.26%
Boyd Gaming Corp. (1)	171,257	4,820,885
Caesars Entertainment Inc. (2)	611,987	10,220,183
Mandalay Resort Group	133,374	9,156,125

		24,197,193

MACHINERY—1.24%
AGCO Corp. (1) (2)	178,298	4,033,101
Flowserve Corp. (2)	109,194	2,640,311
Graco Inc.	136,879	4,585,446
Nordson Corp.	70,439	2,418,171
Tecumseh Products Co. Class A	36,614	1,533,028
Zebra Technologies Corp. Class A (2)	141,607	8,639,443

		23,849,500

MANUFACTURING—2.04%
Brink’s Co. (The)	112,102	3,382,117
Carlisle Companies Inc.	61,574	3,936,426
Donaldson Co. Inc. (1)	170,626	4,844,072
Federal Signal Corp. (1)	95,327	1,771,176
Harsco Corp.	81,278	3,649,382
Lancaster Colony Corp. (1)	70,450	2,970,524
Pentair Inc.	198,290	6,922,304
SPX Corp. (1)	150,374	5,323,240
Teleflex Inc. (1)	79,466	3,377,305
Trinity Industries Inc. (1)	93,129	2,902,831

		39,079,377

MEDIA—2.27%
Belo (A.H.) Corp.	227,112	5,119,104
Emmis Communications Corp. (2)	110,778	2,000,651
Entercom Communications Corp. (2)	98,480	3,216,357
Lee Enterprises Inc.	89,235	4,135,150
Media General Inc. Class A	46,969	2,627,916
Readers Digest Association Inc. (The)	196,679	2,869,547
Scholastic Corp. (2)	78,271	2,417,791
Washington Post Co. (The) Class B (1)	18,902	17,389,840
Westwood One Inc. (2)	192,108	3,797,975

		43,574,331

METAL FABRICATE & HARDWARE—0.40%
Precision Castparts Corp.	128,284	7,703,454

		7,703,454

OFFICE FURNISHINGS—0.42%
Herman Miller Inc. (1)	140,768	3,469,931
HNI Corp.	113,576	4,495,338

		7,965,269

OIL & GAS—4.90%
ENSCO International Inc.	298,389	9,748,369
Forest Oil Corp. (1) (2)	116,423	3,506,661
Helmerich & Payne Inc. (1)	99,598	2,857,467
Murphy Oil Corp.	181,782	15,773,224
Newfield Exploration Co. (2)	123,087	7,537,848
Noble Energy Inc.	115,427	6,722,468
Patterson-UTI Energy Inc.	329,722	6,287,799
Pioneer Natural Resources Co. (1)	287,455	9,911,448
Plains Exploration & Production Co. (2)	152,415	3,636,622
Pogo Producing Co.	126,263	5,991,179
Pride International Inc. (1) (2)	268,654	5,316,663
XTO Energy Inc.	511,594	16,616,573

		93,906,321

OIL & GAS SERVICES—3.03%
Bank of America N.A. (2)	192,784	5,170,467
Cooper Cameron Corp. (2)	108,532	5,951,895
FMC Technologies Inc. (2)	133,320	4,452,888
Grant Prideco Inc. (1) (2)	242,462	4,968,046
Hanover Compressor Co. (1) (2)	154,255	2,074,730
National-Oilwell Inc. (1) (2)	169,687	5,575,915
Smith International Inc. (2)	207,047	12,573,964
Tidewater Inc. (1)	119,787	3,899,067
Weatherford International Ltd. (2)	263,746	13,456,321

		58,123,293

PACKAGING & CONTAINERS—0.54%
Packaging Corp. of America	210,987	5,162,852
Sonoco Products Co.	193,597	5,118,705

		10,281,557

PHARMACEUTICALS—2.45%
Barr Pharmaceuticals Inc. (2)	206,454	8,553,389
Cephalon Inc. (1) (2)	111,975	5,363,602
IVAX Corp. (2)	494,225	9,464,409
Omnicare Inc.	205,684	5,833,198
Par Pharmaceutical Companies Inc. (2)	67,060	2,409,466
Perrigo Co.	139,598	2,868,739
Sepracor Inc. (1) (2)	173,084	8,443,038
Valeant Pharmaceuticals International (1)	165,964	4,003,052

		46,938,893

PIPELINES—1.20%
Equitable Resources Inc.	122,197	6,636,519
National Fuel Gas Co. (1)	163,139	4,621,728
Questar Corp.	165,947	7,603,692
Western Gas Resources Inc.	145,722	4,166,192

		23,028,131

REAL ESTATE INVESTMENT TRUSTS—2.54%
AMB Property Corp.	163,328	6,046,403
Developers Diversified Realty Corp.	202,063	7,910,766
Highwoods Properties Inc. (1)	105,946	2,607,331
Hospitality Properties Trust (1)	132,744	5,640,293
Liberty Property Trust	168,233	6,702,403
Mack-Cali Realty Corp.	119,775	5,306,032
New Plan Excel Realty Trust Inc. (1)	202,015	5,050,375
Rayonier Inc. (1)	98,078	4,437,049
United Dominion Realty Trust Inc.	252,695	5,010,942

		48,711,594

RETAIL—8.13%
Abercrombie & Fitch Co. Class A (1)	186,815	5,884,672
Aeropostale Inc. (1) (2)	110,886	2,905,213
American Eagle Outfitters Inc.	141,695	5,221,461
AnnTaylor Stores Corp. (2)	141,004	3,299,494
Applebee’s International Inc.	162,165	4,099,531
Barnes & Noble Inc. (2)	138,476	5,123,612
BJ’s Wholesale Club Inc. (1) (2)	137,589	3,761,683
Bob Evans Farms Inc.	69,755	1,894,546
Borders Group Inc.	150,823	3,740,410
Brinker International Inc. (2)	177,483	5,528,595
CarMax Inc. (1) (2)	205,491	4,428,331
CBRL Group Inc.	96,254	3,472,844
Cheesecake Factory (The) (1) (2)	102,388	4,443,639
Chico’s FAS Inc. (1) (2)	176,641	6,041,122
Claire’s Stores Inc.	195,424	4,893,417
Copart Inc. (2)	177,768	3,365,148
Dollar Tree Stores Inc. (1) (2)	224,320	6,045,424
Foot Locker Inc.	307,550	7,288,935
Krispy Kreme Doughnuts Inc. (1) (2)	121,970	1,544,140
Michaels Stores Inc.	134,849	7,984,409
Neiman-Marcus Group Inc. Class A (1)	97,367	5,598,603
99 Cents Only Stores (1) (2)	137,313	1,953,964

O’Reilly Automotive Inc. (1) (2)	108,873	4,168,747
Outback Steakhouse Inc. (1)	145,575	6,045,730
Pacific Sunwear of California Inc. (2)	146,464	3,083,067
Payless ShoeSource Inc. (1) (2)	134,660	1,364,106
PETsMART Inc.	286,876	8,144,410
Pier 1 Imports Inc.	172,703	3,122,470
Regis Corp.	87,448	3,517,159
Ross Stores Inc.	291,411	6,830,674
Ruby Tuesday Inc. (1)	129,664	3,613,736
Saks Inc. (1)	280,261	3,377,145
Urban Outfitters Inc. (2)	158,987	5,469,153
Williams-Sonoma Inc. (1) (2)	229,685	8,624,672

		155,880,262

SAVINGS & LOANS—1.65%
Astoria Financial Corp.	151,139	5,363,923
Independence Community Bank Corp.	165,898	6,478,317
New York Community Bancorp Inc. (1)	523,047	10,743,385
Washington Federal Inc.	155,000	3,898,250
Webster Financial Corp.	104,789	5,175,529

		31,659,404

SEMICONDUCTORS—2.95%
Atmel Corp. (2)	939,609	3,401,385
Credence Systems Corp. (1) (2)	188,305	1,355,796
Cree Inc. (1) (2)	144,806	4,420,927
Cypress Semiconductor Corp. (1) (2)	247,528	2,188,148
Fairchild Semiconductor International Inc. Class A (2)	236,026	3,344,488
Integrated Circuit Systems Inc. (1) (2)	143,389	3,082,864
Integrated Device Technology Inc. (2)	210,080	2,002,062
International Rectifier Corp. (2)	130,576	4,478,757
Intersil Corp. Class A	297,381	4,737,279
Lam Research Corp. (2)	264,765	5,793,058
Lattice Semiconductor Corp. (1) (2)	224,010	1,099,889
LTX Corp. (2)	120,444	651,602
Micrel Inc. (1) (2)	180,795	1,882,076
Microchip Technology Inc.	406,741	10,916,928
Semtech Corp. (1) (2)	146,864	2,815,383
Silicon Laboratories Inc. (1) (2)	102,347	3,386,662
TriQuint Semiconductor Inc. (1) (2)	271,177	1,057,590

		56,614,894

SOFTWARE—2.30%
Activision Inc. (2)	273,339	3,791,212
Acxiom Corp.	169,944	4,034,471
Advent Software Inc. (2)	65,581	1,103,728
Ascential Software Corp. (1) (2)	115,913	1,561,348
Certegy Inc. (1)	125,230	4,659,808
CSG Systems International Inc. (2)	103,084	1,588,524
Dun & Bradstreet Corp. (2)	138,979	8,158,067
Fair Isaac Corp.	138,918	4,056,406
Keane Inc. (1) (2)	122,052	1,874,719
Retek Inc. (2)	111,154	506,862
SEI Investments Co.	203,670	6,859,606
Sybase Inc. (2)	187,751	2,589,086
Transaction Systems Architects Inc. Class A (2)	74,009	1,375,457
Wind River Systems Inc. (2)	161,978	1,976,132

		44,135,426

TELECOMMUNICATIONS—2.43%
ADTRAN Inc. (1)	157,360	3,568,925
Advanced Fibre Communications Inc. (2)	174,754	2,778,589
Cincinnati Bell Inc. (2)	485,465	1,694,273
CommScope Inc. (1) (2)	106,805	2,306,988
Harris Corp.	131,031	7,198,843
Newport Corp. (1) (2)	84,270	966,577
Plantronics Inc.	94,699	4,094,785
Polycom Inc. (2)	196,409	3,892,826
Powerwave Technologies Inc. (1) (2)	206,102	1,269,588

RF Micro Devices Inc. (1) (2)	369,472	2,342,452
Telephone & Data Systems Inc.	113,056	9,515,924
3Com Corp. (2)	777,521	3,281,138
UTStarcom Inc. (1) (2)	225,046	3,625,491

		46,536,399

TEXTILES—0.55%
Mohawk Industries Inc. (1) (2)	131,824	10,465,507

		10,465,507

TRANSPORTATION—2.14%
Alexander & Baldwin Inc.	84,224	2,858,563
CH Robinson Worldwide Inc. (1)	168,723	7,827,060
CNF Inc.	100,636	4,125,070
Expeditors International Washington Inc. (1)	209,306	10,821,120
Hunt (J.B.) Transport Services Inc.	159,555	5,925,873
Overseas Shipholding Group Inc.	77,776	3,860,801
Swift Transportation Co. Inc. (2)	157,940	2,656,551
Werner Enterprises Inc.	156,564	3,023,251

		41,098,289

TRUCKING & LEASING—0.14%
GATX Corp. (1)	97,627	2,602,736

		2,602,736

WATER—0.21%
Aqua America Inc.	183,756	4,062,851

		4,062,851

TOTAL COMMON STOCKS (Cost: $1,734,793,311)		1,915,967,457

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—24.00%

COMMERCIAL PAPER—5.78%

Alpine Securitization Corp.
1.77%, 10/18/04 (3)	2,575,271	2,573,118
1.88%, 10/01/04 (3)	2,926,444	2,926,444
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	2,194,833	2,193,470
1.73%, 10/18/04 (3)	731,611	731,013
1.78%, 10/26/04 (3)	1,316,900	1,315,272
1.78%, 10/27/04 (3)	731,611	730,670
1.78%, 10/28/04 (3)	2,194,833	2,191,903
Barton Capital Corp.
1.77%, 10/15/04 (3)	1,755,866	1,754,658
1.78%, 10/18/04 (3)	2,926,444	2,923,991
1.78%, 10/19/04 (3)	2,194,833	2,192,880
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	1,463,222	1,462,383
CRC Funding LLC
1.78%, 11/09/04 (3)	1,463,222	1,460,400
Delaware Funding Corp.
1.78%, 10/22/04 (3)	731,611	730,851
1.78%, 10/26/04 (3)	731,611	730,707
1.78%, 10/27/04 (3)	1,497,022	1,495,098
Edison Asset Securitization
1.45%, 11/09/04 (3)	2,926,444	2,921,847
1.59%, 12/02/04 (3)	2,926,444	2,918,430
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	1,243,300	1,241,383
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	2,194,833	2,193,470
1.78%, 10/22/04 (3)	731,611	730,851

1.78%, 10/26/04 (3)	1,170,578	1,169,131
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	1,463,222	1,455,327
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	1,919,016	1,917,859
1.78%, 10/27/04 (3)	1,366,474	1,364,717
Grampian Funding LLC
1.26%, 10/22/04 (3)	2,926,444	2,924,301
1.44%, 10/27/04 (3)	2,926,444	2,923,400
1.59%, 11/30/04 (3)	1,463,222	1,459,345
1.78%, 10/18/04 (3)	2,926,444	2,923,984
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	3,658,055	3,655,608
1.78%, 10/27/04 (3)	1,463,222	1,461,341
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	2,197,408	2,195,332
Nationwide Building Society
1.63%, 12/09/04 (3)	2,428,948	2,421,360
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	1,463,222	1,461,486
1.78%, 10/28/04 (3)	1,785,131	1,782,748
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	5,852,888	5,849,253
1.77%, 10/06/04 (3)	2,926,444	2,925,724
1.78%, 10/15/04 (3)	1,463,222	1,462,209
1.78%, 10/19/04 (3)	731,611	730,960
1.80%, 10/28/04 (3)	2,201,066	2,198,095
Prudential Funding LLC
1.60%, 12/01/04 (3)	1,463,222	1,459,255
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	2,926,444	2,926,444
Scaldis Capital LLC
1.73%, 10/15/04 (3)	1,463,222	1,462,238
Sydney Capital Corp.
1.25%, 10/22/04 (3)	973,921	973,210
1.74%, 10/12/04 (3)	5,050,164	5,047,479
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	4,389,666	4,379,244
1.88%, 10/01/04 (3)	16,095,441	16,095,441
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	724,880	724,398

		110,768,728

FLOATING RATE NOTES—6.12%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	731,611	731,292
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	1,755,866	1,755,659
1.69%, 10/12/04 (3) (4)	1,463,222	1,463,218
1.80%, 03/15/05 (3) (4)	1,463,222	1,463,758
1.89%, 09/23/05 (3) (4)	2,633,800	2,632,769
1.89%, 09/27/05 (3) (4)	2,341,155	2,340,229
2.04%, 10/27/05 (3) (4)	2,780,122	2,783,394
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	4,389,666	4,388,304
CC USA Inc.
1.61%, 07/29/05 (3) (4)	2,926,444	2,925,718
1.63%, 05/04/05 (3) (4)	2,926,444	2,926,099
Den Danske Bank NY
1.68%, 08/12/05 (3)	2,926,444	2,925,686
1.77%, 08/26/05 (3)	2,926,444	2,925,653
Depfa Bank PLC
1.86%, 09/15/05 (3)	2,926,444	2,926,444
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	2,428,948	2,428,346
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	2,341,155	2,341,020
HBOS Treasury Services PLC

1.96%, 04/22/05 (3)	2,926,444	2,926,444
K2 USA LLC
1.61%, 07/25/05 (3) (4)	1,463,222	1,462,983
1.70%, 06/10/05 (3) (4)	2,926,444	2,926,197
1.70%, 09/12/05 (3) (4)	2,926,444	2,925,892
1.79%, 10/20/05 (3) (4)	2,926,444	2,926,549
Links Finance LLC
1.68%, 04/25/05 (3)	2,926,444	2,927,522
1.71%, 04/15/05 (3) (4)	2,926,444	2,926,130
National City Bank (Ohio)
1.67%, 08/09/05 (3)	2,926,444	2,925,693
1.73%, 06/10/05 (3)	1,463,222	1,463,539
1.76%, 06/23/05 (3)	2,926,444	2,925,807
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	4,974,955	4,975,650
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	2,926,444	2,925,600
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	2,780,122	2,780,122
Permanent Financing PLC
1.69%, 03/10/05 (3)	2,926,444	2,926,444
1.70%, 12/10/04 (3)	1,463,222	1,463,222
1.72%, 06/10/05 (3)	1,316,900	1,316,900
Sigma Finance Inc.
1.52%, 10/07/04 (3)	2,926,444	2,926,435
1.73%, 11/15/04 (3)	2,926,444	2,926,416
1.75%, 08/17/05 (3)	1,463,222	1,463,334
1.75%, 09/15/05 (3)	3,658,055	3,658,375
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	1,074,005	1,073,950
1.66%, 05/17/05 (3) (4)	2,428,948	2,428,873
1.70%, 02/25/05 (3) (4)	1,638,809	1,638,677
1.72%, 01/18/05 (3) (4)	1,287,635	1,287,596
1.81%, 07/25/05 (3) (4)	2,926,444	2,926,205
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	2,194,833	2,194,483
1.72%, 09/15/05 (3)	2,194,833	2,194,413
1.84%, 06/15/05 (3) (4)	1,463,222	1,462,986
White Pine Finance LLC
1.55%, 07/11/05 (3)	731,611	731,547
1.63%, 07/05/05 (3)	1,463,222	1,462,979
1.68%, 05/20/05 (3)	1,316,900	1,316,816
1.71%, 04/15/05 (3) (4)	2,194,833	2,194,597
1.72%, 11/15/04 (3) (4)	1,755,866	1,755,866
1.73%, 06/15/05 (3) (4)	1,199,842	1,199,843
1.80%, 03/29/05 (3)	1,258,371	1,258,232
1.80%, 08/26/05 (3) (4)	1,463,222	1,462,958

		117,246,864

MEDIUM-TERM NOTES—0.48%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	2,926,444	2,926,287
1.51%, 02/15/05 (3) (4)	1,902,189	1,903,298
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	2,194,833	2,194,801
K2 USA LLC
1.46%, 01/12/05 (3) (4)	1,463,222	1,463,181
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	731,611	731,561

		9,219,128

MONEY MARKET FUNDS—5.03%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	11,705,776	11,705,776
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	49,327,480	49,327,480
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	32,190,883	32,190,883

BlackRock Temp Cash Money Market Fund (3)	1,213,473	1,213,473
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	1,966,097	1,966,097

		96,403,709

REPURCHASE AGREEMENTS—2.91%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	8,779,332	8,779,332
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	20,485,107	20,485,107
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	19,021,886	19,021,886
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	7,608,754	7,608,754

		55,895,079

TIME DEPOSITS—3.13%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	2,926,444	2,926,444
1.33%, 02/10/05 (3)	1,463,222	1,463,143
1.39%, 02/02/05 (3)	1,463,222	1,463,148
1.39%, 04/08/05 (3)	2,048,511	2,048,352
1.40%, 10/25/04 (3)	2,926,444	2,926,415
Bank of New York
1.39%, 11/01/04 (3)	2,926,444	2,926,420
1.60%, 12/03/04 (3)	731,611	731,540
Bank of Nova Scotia
1.13%, 10/06/04 (3)	2,926,444	2,926,444
1.24%, 10/07/04 (3)	2,194,833	2,194,829
1.42%, 10/29/04 (3)	2,194,833	2,194,846
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	2,194,833	2,194,828
1.38%, 11/22/04 (3)	731,611	731,619
1.40%, 10/29/04 (3)	2,926,444	2,926,438
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	1,872,924	1,872,831
National City Bank (Ohio)
1.25%, 01/06/05 (3)	2,926,444	2,926,482
Nordea Bank PLC
2.11%, 06/07/05 (3)	2,926,444	2,926,048
SunTrust Bank
1.88%, 10/01/04 (3)	11,705,776	11,705,776
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	5,121,277	5,120,851
1.34%, 02/10/05 (3)	1,170,578	1,170,514
1.41%, 11/01/04 (3)	2,194,833	2,194,814
1.77%, 05/10/05 (3)	1,463,222	1,463,134
1.78%, 10/29/04 (3)	1,463,222	1,463,222
1.90%, 05/11/05 (3)	1,463,222	1,463,133

		59,961,271

U.S. GOVERNMENT AGENCY NOTES—0.55%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	2,048,511	2,052,032
1.80%, 01/18/05 (3)	1,360,796	1,353,380
1.80%, 01/19/05 (3)	1,463,222	1,455,174
2.06%, 05/31/05 (3)	1,458,920	1,438,717
Federal National Mortgage Association
2.33%, 07/22/05 (3)	4,389,666	4,306,317

		10,605,620

TOTAL SHORT-TERM INVESTMENTS (Cost: $460,100,399)		460,100,399

TOTAL INVESTMENTS IN SECURITIES—123.95% (Cost: $2,194,893,710)		2,376,067,856

Other Assets, Less Liabilities— (23.95%)	(459,106,811)

NET ASSETS—100.00%	$1,916,961,045

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.97%

ADVERTISING—0.71%
Catalina Marketing Corp. (1)	101,338	2,338,881
Harte-Hanks Inc.	167,251	4,182,948

		6,521,829

AEROSPACE & DEFENSE—0.73%
Alliant Techsystems Inc. (2)	72,911	4,411,115
Titan Corp. (The) (2)	163,493	2,283,997

		6,695,112

AIRLINES—0.64%
AirTran Holdings Inc. (1) (2)	165,700	1,650,372
JetBlue Airways Corp. (1) (2)	200,525	4,194,983

		5,845,355

APPAREL—0.43%
Timberland Co. Class A (2)	68,439	3,887,335

		3,887,335

BANKS—6.47%
Bank of Hawaii Corp.	102,313	4,834,289
City National Corp.	95,209	6,183,825
Commerce Bancorp Inc. (1)	152,553	8,420,926
Compass Bancshares Inc.	238,119	10,434,375
Cullen/Frost Bankers Inc.	99,988	4,646,442
Investors Financial Services Corp. (1)	128,616	5,804,440
Silicon Valley Bancshares (1) (2)	69,098	2,568,373
TCF Financial Corp. (1)	271,313	8,218,071
Westamerica Bancorp	61,708	3,387,152
Wilmington Trust Corp.	129,083	4,674,095

		59,171,988

BIOTECHNOLOGY—1.02%
Charles River Laboratories International Inc. (1) (2)	89,664	4,106,611
Protein Design Labs Inc. (1) (2)	184,504	3,612,588
Vertex Pharmaceuticals Inc. (1) (2)	154,858	1,626,009

		9,345,208

CHEMICALS—2.28%
Cabot Microelectronics Corp. (1) (2)	48,139	1,745,039
IMC Global Inc. (1) (2)	225,131	3,915,028
Lyondell Chemical Co. (1)	346,477	7,781,873
Olin Corp. (1)	135,343	2,706,860
Valspar Corp. (The)	99,746	4,656,143

		20,804,943

COMMERCIAL SERVICES—5.71%
Alliance Data Systems Corp. (2)	156,934	6,365,243
Career Education Corp. (2)	198,675	5,648,330
ChoicePoint Inc. (2)	172,051	7,337,975
Corinthian Colleges Inc. (1) (2)	175,320	2,363,314
DeVry Inc. (1) (2)	136,621	2,829,421
Education Management Corp. (2)	142,199	3,788,181
First Health Group Corp. (2)	178,025	2,864,422
Gartner Inc. Class A (1) (2)	209,478	2,448,798
ITT Educational Services Inc. (1) (2)	88,867	3,203,655
Korn/Ferry International (1) (2)	74,937	1,366,102

MoneyGram International Inc.	172,157	2,940,442
Rent-A-Center Inc. (2)	153,992	3,982,233
Rollins Inc.	88,467	2,148,863
Sotheby’s Holdings Inc. Class A (2)	122,427	1,924,552
Valassis Communications Inc. (1) (2)	100,875	2,983,882

		52,195,413

COMPUTERS—5.84%
Ceridian Corp. (2)	288,840	5,317,544
Cognizant Technology Solutions Corp. (2)	255,029	7,780,935
Diebold Inc.	139,425	6,511,147
DST Systems Inc. (1) (2)	163,378	7,265,420
Henry (Jack) & Associates Inc.	175,068	3,286,026
Mentor Graphics Corp. (1) (2)	138,862	1,522,622
National Instruments Corp. (1)	153,262	4,639,241
Reynolds & Reynolds Co. (The) Class A	125,859	3,104,942
SanDisk Corp. (1) (2)	314,388	9,154,979
Synopsys Inc. (2)	302,660	4,791,108

		53,373,964

DISTRIBUTION & WHOLESALE—1.95%
CDW Corp.	161,600	9,377,648
Fastenal Co. (1)	147,493	8,495,597

		17,873,245

DIVERSIFIED FINANCIAL SERVICES—2.11%
Eaton Vance Corp.	131,517	5,311,972
Legg Mason Inc.	195,583	10,418,680
Waddell & Reed Financial Inc. Class A	160,378	3,528,316

		19,258,968

ELECTRIC—0.55%
DPL Inc.	245,897	5,060,560

		5,060,560

ELECTRICAL COMPONENTS & EQUIPMENT—1.78%
AMETEK Inc.	132,314	4,011,760
Energizer Holdings Inc. (2)	151,641	6,990,650
Hubbell Inc. Class B	118,108	5,294,782

		16,297,192

ELECTRONICS—1.50%
Amphenol Corp. Class A (2)	170,622	5,845,510
Gentex Corp. (1)	150,301	5,280,074
Varian Inc. (2)	67,403	2,552,552

		13,678,136

ENGINEERING & CONSTRUCTION—0.46%
Jacobs Engineering Group Inc. (2)	109,382	4,188,237

		4,188,237

ENTERTAINMENT—1.45%
GTECH Holdings Corp.	229,593	5,813,295
International Speedway Corp. Class A	103,446	5,161,955
Macrovision Corp. (2)	95,840	2,307,827

		13,283,077

ENVIRONMENTAL CONTROL—0.44%
Stericycle Inc. (2)	87,646	4,022,951

		4,022,951

FOOD—2.25%
Hormel Foods Corp.	269,390	7,214,264
Tootsie Roll Industries Inc.	101,813	2,974,976
Whole Foods Market Inc. (1)	120,881	10,370,381

		20,559,621

HEALTH CARE-PRODUCTS—6.54%
Beckman Coulter Inc.	119,198	6,689,392

Cytyc Corp. (1) (2)	215,536	5,205,194
DENTSPLY International Inc.	156,453	8,126,169
Edwards Lifesciences Corp. (1) (2)	115,814	3,879,769
Henry Schein Inc. (1) (2)	84,785	5,282,953
Hillenbrand Industries Inc.	120,336	6,080,578
INAMED Corp. (2)	69,008	3,289,611
Patterson Companies Inc. (1) (2)	132,875	10,172,910
Varian Medical Systems Inc. (2)	264,063	9,128,658
VISX Inc. (2)	95,876	1,975,046

		59,830,280

HEALTH CARE-SERVICES—3.17%
Apria Healthcare Group Inc. (1) (2)	96,986	2,642,868
Covance Inc. (2)	121,866	4,870,984
Coventry Health Care Inc. (2)	173,855	9,278,641
LifePoint Hospitals Inc. (2)	75,008	2,250,990
Lincare Holdings Inc. (1) (2)	193,953	5,762,344
Renal Care Group Inc. (2)	130,120	4,193,768

		28,999,595

HOME BUILDERS—0.32%
Thor Industries Inc. (1)	110,973	2,937,455

		2,937,455

HOME FURNISHINGS—1.51%
Harman International Industries Inc.	128,322	13,826,696

		13,826,696

HOUSEHOLD PRODUCTS & WARES—1.29%
Blyth Inc.	79,236	2,448,392
Church & Dwight Co. Inc. (1)	119,841	3,362,738
Scotts Co. (The) Class A (2)	63,519	4,074,744
Tupperware Corp. (1)	113,813	1,932,545

		11,818,419

INSURANCE—1.31%
Brown & Brown Inc. (1)	133,714	6,110,730
Gallagher (Arthur J.) & Co. (1)	178,305	5,907,245

		12,017,975

INTERNET—1.50%
Avocent Corp. (2)	95,473	2,485,162
Macromedia Inc. (2)	134,548	2,701,724
McAfee Inc. (2)	303,670	6,103,767
RSA Security Inc. (1) (2)	123,369	2,381,022

		13,671,675

LODGING—1.50%
Boyd Gaming Corp. (1)	168,193	4,734,633
Mandalay Resort Group	131,136	9,002,486

		13,737,119

MACHINERY—1.68%
Graco Inc.	134,776	4,514,996
Nordson Corp.	69,313	2,379,515
Zebra Technologies Corp. Class A (2)	139,134	8,488,565

		15,383,076

MANUFACTURING—1.31%
Brink’s Co. (The)	110,318	3,328,294
Carlisle Companies Inc.	60,473	3,866,039
Donaldson Co. Inc. (1)	167,876	4,766,000

		11,960,333

MEDIA—3.03%
Lee Enterprises Inc.	87,625	4,060,543
Readers Digest Association Inc. (The)	193,028	2,816,279
Washington Post Co. (The) Class B	18,579	17,092,680
Westwood One Inc. (2)	189,273	3,741,927

		27,711,429

OFFICE FURNISHINGS—0.86%
Herman Miller Inc. (1)	138,757	3,420,360
HNI Corp.	111,866	4,427,656

		7,848,016

OIL & GAS—4.55%
Murphy Oil Corp.	178,732	15,508,576
Patterson-UTI Energy Inc.	323,900	6,176,773
Plains Exploration & Production Co. (2)	149,675	3,571,246
XTO Energy Inc.	502,939	16,335,459

		41,592,054

OIL & GAS SERVICES—2.36%
FMC Technologies Inc. (2)	130,925	4,372,895
Grant Prideco Inc. (1) (2)	238,130	4,879,284
Smith International Inc. (2)	203,467	12,356,551

		21,608,730

PACKAGING & CONTAINERS—0.55%
Packaging Corp. of America (1)	207,224	5,070,771

		5,070,771

PHARMACEUTICALS—5.04%
Barr Pharmaceuticals Inc. (2)	202,837	8,403,537
Cephalon Inc. (1) (2)	109,986	5,268,329
IVAX Corp. (2)	485,622	9,299,661
Omnicare Inc.	202,032	5,729,628
Par Pharmaceutical Companies Inc. (2)	66,141	2,376,446
Perrigo Co.	137,365	2,822,851
Sepracor Inc. (1) (2)	170,058	8,295,429
Valeant Pharmaceuticals International (1)	162,947	3,930,282

		46,126,163

PIPELINES—1.16%
Equitable Resources Inc.	120,286	6,532,733
Western Gas Resources Inc.	143,151	4,092,687

		10,625,420

REAL ESTATE INVESTMENT TRUSTS—1.02%
Rayonier Inc. (1)	96,315	4,357,291
United Dominion Realty Trust Inc.	248,579	4,929,322

		9,286,613

RETAIL—12.25%
Abercrombie & Fitch Co. Class A	183,910	5,793,165
Aeropostale Inc. (1) (2)	108,851	2,851,896
American Eagle Outfitters Inc.	139,384	5,136,300
Applebee’s International Inc.	159,773	4,039,061
Brinker International Inc. (2)	174,533	5,436,703
CarMax Inc. (1) (2)	201,792	4,348,618
Cheesecake Factory (The) (1) (2)	100,707	4,370,684
Chico’s FAS Inc. (1) (2)	173,519	5,934,350
Claire’s Stores Inc.	192,284	4,814,791
Copart Inc. (2)	174,912	3,311,084
Dollar Tree Stores Inc. (1) (2)	220,794	5,950,398
Krispy Kreme Doughnuts Inc. (1) (2)	119,532	1,513,275
Michaels Stores Inc.	132,693	7,856,753
99 Cents Only Stores (1) (2)	135,631	1,930,028
O’Reilly Automotive Inc. (1) (2)	106,910	4,093,584
Outback Steakhouse Inc. (1)	143,320	5,952,080
Pacific Sunwear of California Inc. (2)	144,411	3,039,852
PETsMART Inc.	281,859	8,001,977
Regis Corp.	86,038	3,460,448
Ross Stores Inc.	286,830	6,723,295
Ruby Tuesday Inc. (1)	127,795	3,561,647
Urban Outfitters Inc. (1) (2)	156,216	5,373,830
Williams-Sonoma Inc. (1) (2)	225,978	8,485,474

		111,979,293

SEMICONDUCTORS—4.63%
Atmel Corp. (2)	923,875	3,344,428
Cree Inc. (1) (2)	142,671	4,355,746
Cypress Semiconductor Corp. (1) (2)	242,812	2,146,458
Integrated Circuit Systems Inc. (2)	141,088	3,033,392
International Rectifier Corp. (2)	128,479	4,406,830
Lam Research Corp. (2)	260,505	5,699,849
LTX Corp. (2)	118,762	642,502
Micrel Inc. (2)	178,642	1,859,663
Microchip Technology Inc.	400,127	10,739,409
Semtech Corp. (1) (2)	144,854	2,776,851
Silicon Laboratories Inc. (1) (2)	100,476	3,324,751

		42,329,879

SOFTWARE—3.98%
Activision Inc. (2)	268,437	3,723,221
Acxiom Corp.	167,461	3,975,524
Certegy Inc. (1)	123,334	4,589,258
CSG Systems International Inc. (2)	100,950	1,555,640
Dun & Bradstreet Corp. (2)	136,761	8,027,871
Fair Isaac Corp. (1)	136,878	3,996,838
Retek Inc. (2)	108,456	494,559
SEI Investments Co.	200,465	6,751,661
Transaction Systems Architects Inc. Class A (2)	72,505	1,347,505
Wind River Systems Inc. (2)	158,761	1,936,884

		36,398,961

TELECOMMUNICATIONS—1.01%
ADTRAN Inc. (1)	154,699	3,508,573
Cincinnati Bell Inc. (2)	476,322	1,662,364
Plantronics Inc.	92,987	4,020,758

		9,191,695

TRANSPORTATION—2.64%
CH Robinson Worldwide Inc. (1)	165,949	7,698,374
Expeditors International Washington Inc. (1)	205,675	10,633,398
Hunt (J.B.) Transport Services Inc.	156,730	5,820,952

		24,152,724

WATER—0.44%
Aqua America Inc.	180,485	3,990,523

		3,990,523

TOTAL COMMON STOCKS (Cost: $842,494,470)		914,158,028

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—24.62%

COMMERCIAL PAPER—5.96%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	1,267,563	1,266,503
1.88%, 10/01/04 (3)	1,440,412	1,440,412
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	1,080,309	1,079,639
1.73%, 10/18/04 (3)	360,103	359,809
1.78%, 10/26/04 (3)	648,186	647,384
1.78%, 10/27/04 (3)	360,103	359,640
1.78%, 10/28/04 (3)	1,080,309	1,078,867
Barton Capital Corp.
1.77%, 10/15/04 (3)	864,247	863,652
1.78%, 10/18/04 (3)	1,440,412	1,439,205
1.78%, 10/19/04 (3)	1,080,309	1,079,348

Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	720,206	719,793
CRC Funding LLC
1.78%, 11/09/04 (3)	720,206	718,817
Delaware Funding Corp.
1.78%, 10/22/04 (3)	360,103	359,729
1.78%, 10/26/04 (3)	360,103	359,658
1.78%, 10/27/04 (3)	736,843	735,896
Edison Asset Securitization
1.45%, 11/09/04 (3)	1,440,412	1,438,150
1.59%, 12/02/04 (3)	1,440,412	1,436,468
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	611,959	611,016
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	1,080,309	1,079,639
1.78%, 10/22/04 (3)	360,103	359,729
1.78%, 10/26/04 (3)	576,165	575,453
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	720,206	716,320
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	944,550	943,981
1.78%, 10/27/04 (3)	672,586	671,721
Grampian Funding LLC
1.26%, 10/22/04 (3)	1,440,412	1,439,358
1.44%, 10/27/04 (3)	1,440,412	1,438,914
1.59%, 11/30/04 (3)	720,206	718,298
1.78%, 10/18/04 (3)	1,440,412	1,439,202
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	1,800,515	1,799,311
1.78%, 10/27/04 (3)	720,206	719,280
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	1,081,577	1,080,555
Nationwide Building Society
1.63%, 12/09/04 (3)	1,195,542	1,191,807
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	720,206	719,351
1.78%, 10/28/04 (3)	878,651	877,478
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	2,880,825	2,879,036
1.77%, 10/06/04 (3)	1,440,412	1,440,058
1.78%, 10/15/04 (3)	720,206	719,708
1.78%, 10/19/04 (3)	360,103	359,783
1.80%, 10/28/04 (3)	1,083,377	1,081,915
Prudential Funding LLC
1.60%, 12/01/04 (3)	720,206	718,254
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	1,440,412	1,440,412
Scaldis Capital LLC
1.73%, 10/15/04 (3)	720,206	719,722
Sydney Capital Corp.
1.25%, 10/22/04 (3)	479,369	479,020
1.74%, 10/12/04 (3)	2,485,719	2,484,398
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	2,160,618	2,155,489
1.88%, 10/01/04 (3)	7,922,267	7,922,267
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	356,790	356,553

		54,520,998

FLOATING RATE NOTES—6.31%

Bank of Nova Scotia
1.76%, 09/26/05 (3)	360,103	359,946
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	864,247	864,146
1.69%, 10/12/04 (3) (4)	720,206	720,204
1.80%, 03/15/05 (3) (4)	720,206	720,470
1.89%, 09/23/05 (3) (4)	1,296,371	1,295,864
1.89%, 09/27/05 (3) (4)	1,152,330	1,151,874

2.04%, 10/27/05 (3) (4)	1,368,392	1,370,002
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	2,160,618	2,159,948
CC USA Inc.
1.61%, 07/29/05 (3) (4)	1,440,412	1,440,055
1.63%, 05/04/05 (3) (4)	1,440,412	1,440,243
Den Danske Bank NY
1.68%, 08/12/05 (3)	1,440,412	1,440,039
1.77%, 08/26/05 (3)	1,440,412	1,440,023
Depfa Bank PLC
1.86%, 09/15/05 (3)	1,440,412	1,440,412
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,195,542	1,195,246
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	1,152,330	1,152,264
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	1,440,412	1,440,412
K2 USA LLC
1.61%, 07/25/05 (3) (4)	720,206	720,089
1.70%, 06/10/05 (3) (4)	1,440,412	1,440,290
1.70%, 09/12/05 (3) (4)	1,440,412	1,440,141
1.79%, 10/20/05 (3) (4)	1,440,412	1,440,464
Links Finance LLC
1.68%, 04/25/05 (3)	1,440,412	1,440,943
1.71%, 04/15/05 (3) (4)	1,440,412	1,440,258
National City Bank (Ohio)
1.67%, 08/09/05 (3)	1,440,412	1,440,043
1.73%, 06/10/05 (3)	720,206	720,362
1.76%, 06/23/05 (3)	1,440,412	1,440,099
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	2,448,701	2,449,043
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	1,440,412	1,439,997
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	1,368,392	1,368,392
Permanent Financing PLC
1.69%, 03/10/05 (3)	1,440,412	1,440,412
1.70%, 12/10/04 (3)	720,206	720,206
1.72%, 06/10/05 (3)	648,186	648,186
Sigma Finance Inc.
1.52%, 10/07/04 (3)	1,440,412	1,440,408
1.73%, 11/15/04 (3)	1,440,412	1,440,399
1.75%, 08/17/05 (3)	720,206	720,261
1.75%, 09/15/05 (3)	1,800,515	1,800,673
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	528,631	528,604
1.66%, 05/17/05 (3) (4)	1,195,542	1,195,505
1.70%, 02/25/05 (3) (4)	806,631	806,566
1.72%, 01/18/05 (3) (4)	633,781	633,762
1.81%, 07/25/05 (3) (4)	1,440,412	1,440,295
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	1,080,309	1,080,136
1.72%, 09/15/05 (3)	1,080,309	1,080,103
1.84%, 06/15/05 (3) (4)	720,206	720,091
White Pine Finance LLC
1.55%, 07/11/05 (3)	360,103	360,072
1.63%, 07/05/05 (3)	720,206	720,086
1.68%, 05/20/05 (3)	648,186	648,144
1.71%, 04/15/05 (3) (4)	1,080,309	1,080,193
1.72%, 11/15/04 (3) (4)	864,247	864,247
1.73%, 06/15/05 (3) (4)	590,569	590,569
1.80%, 03/29/05 (3)	619,377	619,309
1.80%, 08/26/05 (3) (4)	720,206	720,076

		57,709,572

MEDIUM-TERM NOTES—0.50%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	1,440,412	1,440,335

1.51%, 02/15/05 (3) (4)	936,268	936,814
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	1,080,309	1,080,293
K2 USA LLC
1.46%, 01/12/05 (3) (4)	720,206	720,186
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	360,103	360,078

		4,537,706

MONEY MARKET FUNDS—5.04%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	5,761,649	5,761,649
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	22,930,194	22,930,194
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	15,844,535	15,844,535
BlackRock Temp Cash Money Market Fund (3)	597,279	597,279
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	967,725	967,725

		46,101,382

REPURCHASE AGREEMENTS—3.01%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	4,321,237	4,321,237
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	10,082,886	10,082,886
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	9,362,680	9,362,680
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	3,745,072	3,745,072

		27,511,875

TIME DEPOSITS—3.23%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	1,440,412	1,440,401
1.33%, 02/10/05 (3)	720,206	720,167
1.39%, 02/02/05 (3)	720,206	720,169
1.39%, 04/08/05 (3)	1,008,289	1,008,210
1.40%, 10/25/04 (3)	1,440,412	1,440,398
Bank of New York
1.39%, 11/01/04 (3)	1,440,412	1,440,400
1.60%, 12/03/04 (3)	360,103	360,072
Bank of Nova Scotia
1.13%, 10/06/04 (3)	1,440,412	1,440,412
1.24%, 10/07/04 (3)	1,080,309	1,080,308
1.42%, 10/29/04 (3)	1,080,309	1,080,316
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,080,309	1,080,307
1.38%, 11/22/04 (3)	360,103	360,107
1.40%, 10/29/04 (3)	1,440,412	1,440,410
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	921,864	921,818
National City Bank (Ohio)
1.25%, 01/06/05 (3)	1,440,412	1,440,431
Nordea Bank PLC
2.11%, 06/07/05 (3)	1,440,412	1,440,217
SunTrust Bank
1.88%, 10/01/04 (3)	5,761,649	5,761,649
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	2,520,721	2,520,512
1.34%, 02/10/05 (3)	576,165	576,134
1.41%, 11/01/04 (3)	1,080,309	1,080,300
1.77%, 05/10/05 (3)	720,206	720,163
1.78%, 10/29/04 (3)	720,206	720,206
1.90%, 05/11/05 (3)	720,206	720,163

		29,513,270

U.S. GOVERNMENT AGENCY NOTES—0.57%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	1,008,289	1,010,022
1.80%, 01/18/05 (3)	669,792	666,141
1.80%, 01/19/05 (3)	720,206	716,245
2.06%, 05/31/05 (3)	718,089	708,145
Federal National Mortgage Association
2.33%, 07/22/05 (3)	2,160,618	2,119,594

		5,220,147

TOTAL SHORT-TERM INVESTMENTS (Cost: $225,114,950)		225,114,950

TOTAL INVESTMENTS IN SECURITIES—124.59% (Cost: $1,067,609,420)		1,139,272,978
Other Assets, Less Liabilities—(24.59%)		(224,881,587)

NET ASSETS— 100.00%		$914,391,391

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.95%

AEROSPACE & DEFENSE—1.54%
L-3 Communications Holdings Inc. (1)	306,098	20,508,566
Sequa Corp. Class A (2)	30,044	1,568,597

		22,077,163

AGRICULTURE—0.23%
Universal Corp. (1)	73,084	3,262,470

		3,262,470

AIRLINES—0.13%
Alaska Air Group Inc. (1) (2)	76,826	1,903,748

		1,903,748

AUTO PARTS & EQUIPMENT—2.03%
ArvinMeritor Inc. (1)	198,605	3,723,844
Bandag Inc. (1)	55,457	2,429,017
BorgWarner Inc.	159,778	6,916,790
Lear Corp.	196,429	10,695,559
Modine Manufacturing Co. (1)	98,759	2,973,633
Superior Industries International Inc. (1)	76,506	2,291,355

		29,030,198

BANKS—4.79%
Associated Bancorp	315,179	10,107,791
Banknorth Group Inc.	494,992	17,324,720
Colonial BancGroup Inc. (The)	382,357	7,819,201
FirstMerit Corp. (1)	242,804	6,386,959
Greater Bay Bancorp (1)	146,643	4,215,986
Hibernia Corp. Class A (1)	444,760	11,746,112
Mercantile Bankshares Corp.	226,426	10,859,391

		68,460,160

BEVERAGES—1.35%
Constellation Brands Inc. (2)	307,083	11,687,579
PepsiAmericas Inc. (1)	395,742	7,558,672

		19,246,251

BIOTECHNOLOGY—1.42%
Invitrogen Corp. (2)	150,795	8,292,217
Millennium Pharmaceuticals Inc. (2)	873,436	11,974,808

		20,267,025

BUILDING MATERIALS—0.70%
Martin Marietta Materials Inc. (1)	138,053	6,249,659
York International Corp.	118,569	3,745,595

		9,995,254

CHEMICALS—3.58%
Airgas Inc.	213,521	5,139,450
Albemarle Corp.	118,991	4,175,394
Cabot Corp.	176,651	6,813,429
Crompton Corp. (1)	328,035	3,113,052
Cytec Industries Inc. (1)	112,047	5,484,701
Ferro Corp.	119,941	2,615,913
FMC Corp. (2)	104,383	5,069,882
Lubrizol Corp. (1)	186,458	6,451,447
Minerals Technologies Inc. (1)	58,910	3,467,443

RPM International Inc.	332,741	5,872,879
Sensient Technologies Corp. (1)	134,195	2,903,980

		51,107,570

COAL—1.15%
Arch Coal Inc. (1)	157,013	5,572,391
Peabody Energy Corp. (1)	183,828	10,937,766

		16,510,157

COMMERCIAL SERVICES—2.41%
ADESA Inc. (2)	271,557	4,461,682
Banta Corp.	71,322	2,835,049
Kelly Services Inc. Class A (1)	100,940	2,696,107
Laureate Education Inc. (2)	130,740	4,866,143
Manpower Inc. (1)	257,977	11,477,397
MPS Group Inc. (2)	301,338	2,534,253
Quanta Services Inc. (1) (2)	336,601	2,036,436
United Rentals Inc. (1) (2)	222,561	3,536,494

		34,443,561

COMPUTERS—2.08%
BISYS Group Inc. (The) (1) (2)	345,447	5,046,981
Cadence Design Systems Inc. (1) (2)	770,857	10,051,975
Imation Corp. (1)	101,921	3,627,368
McDATA Corp. Class A (1) (2)	341,145	1,715,959
Quantum Corp. (1) (2)	524,195	1,210,890
Storage Technology Corp. (2)	318,158	8,036,671

		29,689,844

DISTRIBUTION & WHOLESALE—0.45%
Tech Data Corp. (2)	166,084	6,402,538

		6,402,538

DIVERSIFIED FINANCIAL SERVICES—2.50%
AmeriCredit Corp. (1) (2)	451,073	9,418,404
Edwards (A.G.) Inc.	226,816	7,852,370
IndyMac Bancorp Inc. (1)	175,328	6,346,874
Jefferies Group Inc. (1)	162,115	5,588,104
LaBranche & Co. Inc. (1) (2)	171,221	1,446,817
Raymond James Financial Inc. (1)	211,153	5,093,010

		35,745,579

ELECTRIC—9.02%
Alliant Energy Corp.	324,121	8,064,130
Aquila Inc. (1) (2)	674,622	2,104,821
Black Hills Corp.	92,909	2,581,012
Duquesne Light Holdings Inc. (1)	219,231	3,937,389
Energy East Corp.	419,989	10,575,323
Great Plains Energy Inc. (1)	212,591	6,197,028
Hawaiian Electric Industries Inc. (1)	230,502	6,117,523
IDACORP Inc. (1)	109,314	3,176,665
MDU Resources Group Inc.	336,353	8,856,175
Northeast Utilities	367,090	7,117,875
NSTAR	152,065	7,466,391
OGE Energy Corp. (1)	250,848	6,328,895
Pepco Holdings Inc. (1)	531,362	10,574,104
PNM Resources Inc.	173,099	3,896,459
Puget Energy Inc.	284,800	6,464,960
SCANA Corp.	319,504	11,930,279
Sierra Pacific Resources Corp. (1) (2)	335,848	3,005,840
Westar Energy Inc.	245,575	4,960,615
Wisconsin Energy Corp.	336,688	10,740,347
WPS Resources Corp. (1)	106,641	4,797,779

		128,893,610

ELECTRONICS—1.92%
Arrow Electronics Inc. (2)	330,815	7,469,803
Avnet Inc. (2)	344,894	5,904,585
KEMET Corp. (1) (2)	248,133	2,007,396

Plexus Corp. (1) (2)	123,529	1,363,760
Thomas & Betts Corp.	168,801	4,527,243
Vishay Intertechnology Inc. (1) (2)	475,461	6,133,447

		27,406,234

ENGINEERING & CONSTRUCTION—0.48%
Dycom Industries Inc. (2)	138,945	3,944,649
Granite Construction Inc. (1)	119,104	2,846,586

		6,791,235

ENTERTAINMENT—0.10%
Six Flags Inc. (1) (2)	266,276	1,448,541

		1,448,541

ENVIRONMENTAL CONTROL—0.90%
Republic Services Inc.	434,650	12,935,184

		12,935,184

FOOD—3.34%
Dean Foods Co. (2)	451,822	13,563,696
Ruddick Corp.	133,735	2,626,555
Smithfield Foods Inc. (2)	316,437	7,910,925
Smucker (J.M.) Co. (The)	167,068	7,419,490
Tyson Foods Inc. Class A	1,010,536	16,188,787

		47,709,453

FOREST PRODUCTS & PAPER—0.97%
Bowater Inc. (1)	159,305	6,083,858
Glatfelter Co.	125,432	1,554,102
Longview Fibre Co. (1)	146,441	2,233,225
Potlatch Corp. (1)	84,493	3,955,117

		13,826,302

GAS—1.59%
AGL Resources Inc.	185,918	5,720,697
ONEOK Inc. (1)	294,519	7,663,384
Vectren Corp.	217,475	5,476,020
WGL Holdings Inc. (1)	139,257	3,935,403

		22,795,504

HAND & MACHINE TOOLS—0.33%
Kennametal Inc.	104,386	4,713,028

		4,713,028

HEALTH CARE-PRODUCTS—0.30%
Steris Corp. (2)	197,638	4,336,178

		4,336,178

HEALTH CARE-SERVICES—2.69%
Community Health Systems Inc. (2)	249,415	6,654,392
Health Net Inc. (1) (2)	320,531	7,923,526
PacifiCare Health Systems Inc. (1) (2)	246,265	9,037,925
Triad Hospitals Inc. (1) (2)	219,848	7,571,565
Universal Health Services Inc. Class B	166,567	7,245,664

		38,433,072

HOLDING COMPANIES - DIVERSIFIED—0.80%
Leucadia National Corp. (1)	202,974	11,498,477

		11,498,477

HOME BUILDERS—4.66%
D.R. Horton Inc.	667,667	22,106,454
Hovnanian Enterprises Inc. Class A (1) (2)	175,000	7,017,500
Lennar Corp. Class A (1)	446,755	21,265,538
Ryland Group Inc.	67,885	6,290,224
Toll Brothers Inc. (1) (2)	213,909	9,910,404

		66,590,120

HOME FURNISHINGS—0.27%
Furniture Brands International Inc.	156,641	3,928,556

		3,928,556

HOUSEHOLD PRODUCTS & WARES—0.34%
American Greetings Corp. Class A (1)	195,256	4,904,831

		4,904,831

INSURANCE—9.33%
Allmerica Financial Corp. (2)	152,354	4,095,276
American Financial Group Inc. (1)	210,776	6,300,095
AmerUs Group Co. (1)	111,956	4,590,196
Berkley (W.R.) Corp.	240,681	10,147,111
Everest Re Group Ltd.	160,081	11,898,821
Fidelity National Financial Inc.	497,177	18,942,444
First American Corp.	253,594	7,818,303
HCC Insurance Holdings Inc. (1)	185,213	5,584,172
Horace Mann Educators Corp.	122,562	2,154,640
Ohio Casualty Corp. (1) (2)	175,904	3,681,671
Old Republic International Corp.	521,407	13,050,817
PMI Group Inc. (The) (1)	275,013	11,160,028
Protective Life Corp.	198,696	7,810,740
Radian Group Inc.	265,541	12,275,960
StanCorp Financial Group Inc. (1)	81,297	5,788,346
Unitrin Inc.	195,902	8,143,646

		133,442,266

INTERNET—0.48%
CheckFree Corp. (1) (2)	248,274	6,869,742

		6,869,742

LEISURE TIME—0.16%
Callaway Golf Co. (1)	215,918	2,282,253

		2,282,253

LODGING—1.04%
Caesars Entertainment Inc. (2)	886,754	14,808,792

		14,808,792

MACHINERY—0.83%
AGCO Corp. (1) (2)	258,352	5,843,922
Flowserve Corp. (2)	158,224	3,825,856
Tecumseh Products Co. Class A	53,075	2,222,250

		11,892,028

MANUFACTURING—2.73%
Federal Signal Corp. (1)	137,767	2,559,711
Harsco Corp.	117,800	5,289,220
Lancaster Colony Corp. (1)	102,082	4,304,288
Pentair Inc. (1)	287,318	10,030,271
SPX Corp. (1)	217,890	7,713,306
Teleflex Inc. (1)	115,169	4,894,682
Trinity Industries Inc. (1)	134,927	4,205,675

		38,997,153

MEDIA—1.56%
Belo (A.H.) Corp.	329,083	7,417,531
Emmis Communications Corp. (2)	160,412	2,897,041
Entercom Communications Corp. (2)	142,698	4,660,517
Media General Inc. Class A	67,919	3,800,068
Scholastic Corp. (1) (2)	113,366	3,501,876

		22,277,033

METAL FABRICATE & HARDWARE—0.78%
Precision Castparts Corp.	185,880	11,162,094

		11,162,094

OIL & GAS—5.23%
ENSCO International Inc.	432,359	14,125,169
Forest Oil Corp. (1) (2)	168,697	5,081,154

Helmerich & Payne Inc.	144,319	4,140,512
Newfield Exploration Co. (2)	178,351	10,922,215
Noble Energy Inc.	167,251	9,740,698
Pioneer Natural Resources Co. (1)	416,516	14,361,472
Pogo Producing Co.	182,952	8,681,072
Pride International Inc. (1) (2)	389,276	7,703,772

		74,756,064

OIL & GAS SERVICES—3.66%
Bank of America N.A. (2)	279,341	7,491,926
Cooper Cameron Corp. (2)	157,262	8,624,248
Hanover Compressor Co. (1) (2)	223,260	3,002,847
National-Oilwell Inc. (1) (2)	245,874	8,079,420
Tidewater Inc. (1)	173,571	5,649,736
Weatherford International Ltd. (1) (2)	382,160	19,497,803

		52,345,980

PACKAGING & CONTAINERS—0.52%
Sonoco Products Co.	280,520	7,416,949

		7,416,949

PIPELINES—1.24%
National Fuel Gas Co. (1)	236,387	6,696,844
Questar Corp.	240,453	11,017,556

		17,714,400

REAL ESTATE INVESTMENT TRUSTS—3.98%
AMB Property Corp.	236,660	8,761,153
Developers Diversified Realty Corp.	292,785	11,462,533
Highwoods Properties Inc. (1)	153,643	3,781,154
Hospitality Properties Trust (1)	192,344	8,172,697
Liberty Property Trust	243,767	9,711,677
Mack-Cali Realty Corp.	173,552	7,688,354
New Plan Excel Realty Trust Inc. (1)	292,718	7,317,950

		56,895,518

RETAIL—4.26%
AnnTaylor Stores Corp. (2)	204,317	4,781,018
Barnes & Noble Inc. (2)	200,651	7,424,087
BJ’s Wholesale Club Inc. (1) (2)	199,366	5,450,666
Bob Evans Farms Inc.	100,988	2,742,834
Borders Group Inc.	218,543	5,419,866
CBRL Group Inc.	139,473	5,032,186
Foot Locker Inc.	445,634	10,561,526
Neiman-Marcus Group Inc. Class A (1)	141,084	8,112,330
Payless ShoeSource Inc. (1) (2)	195,031	1,975,664
Pier 1 Imports Inc.	250,247	4,524,466
Saks Inc.	406,099	4,893,493

		60,918,136

SAVINGS & LOANS—3.21%
Astoria Financial Corp.	218,998	7,772,239
Independence Community Bank Corp.	240,383	9,386,956
New York Community Bancorp Inc. (1)	757,882	15,566,896
Washington Federal Inc.	224,595	5,648,564
Webster Financial Corp.	151,839	7,499,328

		45,873,983

SEMICONDUCTORS—1.38%
Credence Systems Corp. (1) (2)	272,866	1,964,635
Fairchild Semiconductor International Inc. Class A (2)	341,732	4,842,342
Integrated Device Technology Inc. (2)	303,761	2,894,842
Intersil Corp. Class A (1)	430,902	6,864,269
Lattice Semiconductor Corp. (2)	324,610	1,593,835
TriQuint Semiconductor Inc. (1) (2)	395,255	1,541,495

		19,701,418

SOFTWARE—0.72%
Advent Software Inc. (2)	95,032	1,599,389

Ascential Software Corp. (1) (2)	168,326	2,267,351
Keane Inc. (1) (2)	177,363	2,724,296
Sybase Inc. (2)	272,053	3,751,611

		10,342,647

TELECOMMUNICATIONS—3.77%
Advanced Fibre Communications Inc. (2)	253,220	4,026,198
CommScope Inc. (1) (2)	154,893	3,345,689
Harris Corp.	189,862	10,431,018
Newport Corp. (1) (2)	122,297	1,402,747
Polycom Inc. (1) (2)	284,596	5,640,693
Powerwave Technologies Inc. (1) (2)	298,989	1,841,772
RF Micro Devices Inc. (1) (2)	534,203	3,386,847
Telephone & Data Systems Inc.	163,816	13,788,393
3Com Corp. (2)	1,126,750	4,754,885
UTStarcom Inc. (1) (2)	326,067	5,252,939

		53,871,181

TEXTILES—1.06%
Mohawk Industries Inc. (2)	191,010	15,164,284

		15,164,284

TRANSPORTATION—1.68%
Alexander & Baldwin Inc.	121,945	4,138,813
CNF Inc.	145,821	5,977,203
Overseas Shipholding Group Inc.	112,697	5,594,279
Swift Transportation Co. Inc. (2)	228,857	3,849,375
Werner Enterprises Inc.	227,057	4,384,471

		23,944,141

TRUCKING & LEASING—0.26%
GATX Corp. (1)	141,197	3,764,312

		3,764,312
TOTAL COMMON STOCKS (Cost: $1,299,900,050)		1,428,792,217

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—23.40%

COMMERCIAL PAPER—5.61%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	1,866,102	1,864,542
1.88%, 10/01/04 (3)	2,120,571	2,120,571
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	1,590,428	1,589,440
1.73%, 10/18/04 (3)	530,143	529,710
1.78%, 10/26/04 (3)	954,257	953,077
1.78%, 10/27/04 (3)	530,143	529,461
1.78%, 10/28/04 (3)	1,590,428	1,588,305
Barton Capital Corp.
1.77%, 10/15/04 (3)	1,272,342	1,271,467
1.78%, 10/18/04 (3)	2,120,571	2,118,794
1.78%, 10/19/04 (3)	1,590,428	1,589,013
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	1,060,285	1,059,677
CRC Funding LLC
1.78%, 11/09/04 (3)	1,060,285	1,058,241
Delaware Funding Corp.
1.78%, 10/22/04 (3)	530,143	529,593
1.78%, 10/26/04 (3)	530,143	529,487
1.78%, 10/27/04 (3)	1,084,778	1,083,383
Edison Asset Securitization
1.45%, 11/09/04 (3)	2,120,571	2,117,240
1.59%, 12/02/04 (3)	2,120,571	2,114,764

Eureka Securitization Inc.
1.79%, 11/01/04 (3)	900,924	899,536
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	1,590,428	1,589,440
1.78%, 10/22/04 (3)	530,143	529,593
1.78%, 10/26/04 (3)	848,228	847,180
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	1,060,285	1,054,564
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	1,390,564	1,389,727
1.78%, 10/27/04 (3)	990,179	988,906
Grampian Funding LLC
1.26%, 10/22/04 (3)	2,120,571	2,119,018
1.44%, 10/27/04 (3)	2,120,571	2,118,365
1.59%, 11/30/04 (3)	1,060,285	1,057,476
1.78%, 10/18/04 (3)	2,120,571	2,118,788
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	2,650,713	2,648,940
1.78%, 10/27/04 (3)	1,060,285	1,058,922
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	1,592,294	1,590,790
Nationwide Building Society
1.63%, 12/09/04 (3)	1,760,074	1,754,575
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	1,060,285	1,059,027
1.78%, 10/28/04 (3)	1,293,548	1,291,822
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	4,241,141	4,238,507
1.77%, 10/06/04 (3)	2,120,571	2,120,049
1.78%, 10/15/04 (3)	1,060,285	1,059,551
1.78%, 10/19/04 (3)	530,143	529,671
1.80%, 10/28/04 (3)	1,594,945	1,592,792
Prudential Funding LLC
1.60%, 12/01/04 (3)	1,060,285	1,057,411
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	2,120,571	2,120,571
Scaldis Capital LLC
1.73%, 10/15/04 (3)	1,060,285	1,059,572
Sydney Capital Corp.
1.25%, 10/22/04 (3)	705,726	705,212
1.74%, 10/12/04 (3)	3,659,469	3,657,523
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	3,180,856	3,173,304
1.88%, 10/01/04 (3)	11,663,139	11,663,139
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	525,265	524,916

		80,265,652

FLOATING RATE NOTES—5.94%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	530,143	529,911
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	1,272,342	1,272,193
1.69%, 10/12/04 (3) (4)	1,060,285	1,060,282
1.80%, 03/15/05 (3) (4)	1,060,285	1,060,673
1.89%, 09/23/05 (3) (4)	1,908,514	1,907,767
1.89%, 09/27/05 (3) (4)	1,696,457	1,695,785
2.04%, 10/27/05 (3) (4)	2,014,542	2,016,913
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	3,180,856	3,179,869
CC USA Inc.
1.61%, 07/29/05 (3) (4)	2,120,571	2,120,045
1.63%, 05/04/05 (3) (4)	2,120,571	2,120,321
Den Danske Bank NY
1.68%, 08/12/05 (3)	2,120,571	2,120,022
1.77%, 08/26/05 (3)	2,120,571	2,119,997
Depfa Bank PLC
1.86%, 09/15/05 (3)	2,120,571	2,120,571

Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,760,074	1,759,637
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	1,696,457	1,696,359
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	2,120,571	2,120,571
K2 USA LLC
1.61%, 07/25/05 (3) (4)	1,060,285	1,060,112
1.70%, 06/10/05 (3) (4)	2,120,571	2,120,391
1.70%, 09/12/05 (3) (4)	2,120,571	2,120,171
1.79%, 10/20/05 (3) (4)	2,120,571	2,120,647
Links Finance LLC
1.68%, 04/25/05 (3)	2,120,571	2,121,352
1.71%, 04/15/05 (3) (4)	2,120,571	2,120,343
National City Bank (Ohio)
1.67%, 08/09/05 (3)	2,120,571	2,120,027
1.73%, 06/10/05 (3)	1,060,285	1,060,515
1.76%, 06/23/05 (3)	2,120,571	2,120,109
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	3,604,970	3,605,474
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	2,120,571	2,119,959
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	2,014,542	2,014,542
Permanent Financing PLC
1.69%, 03/10/05 (3)	2,120,571	2,120,571
1.70%, 12/10/04 (3)	1,060,285	1,060,285
1.72%, 06/10/05 (3)	954,257	954,257
Sigma Finance Inc.
1.52%, 10/07/04 (3)	2,120,571	2,120,564
1.73%, 11/15/04 (3)	2,120,571	2,120,551
1.75%, 08/17/05 (3)	1,060,285	1,060,367
1.75%, 09/15/05 (3)	2,650,713	2,650,946
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	778,249	778,209
1.66%, 05/17/05 (3) (4)	1,760,074	1,760,019
1.70%, 02/25/05 (3) (4)	1,187,520	1,187,424
1.72%, 01/18/05 (3) (4)	933,051	933,023
1.81%, 07/25/05 (3) (4)	2,120,571	2,120,398
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	1,590,428	1,590,174
1.72%, 09/15/05 (3)	1,590,428	1,590,124
1.84%, 06/15/05 (3) (4)	1,060,285	1,060,114
White Pine Finance LLC
1.55%, 07/11/05 (3)	530,143	530,096
1.63%, 07/05/05 (3)	1,060,285	1,060,110
1.68%, 05/20/05 (3)	954,257	954,197
1.71%, 04/15/05 (3) (4)	1,590,428	1,590,257
1.72%, 11/15/04 (3) (4)	1,272,342	1,272,342
1.73%, 06/15/05 (3) (4)	869,434	869,434
1.80%, 03/29/05 (3)	911,845	911,744
1.80%, 08/26/05 (3) (4)	1,060,285	1,060,094

		84,959,858

MEDIUM-TERM NOTES—0.47%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	2,120,571	2,120,457
1.51%, 02/15/05 (3) (4)	1,378,371	1,379,176
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	1,590,428	1,590,404
K2 USA LLC
1.46%, 01/12/05 (3) (4)	1,060,285	1,060,255
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	530,143	530,106

		6,680,398

MONEY MARKET FUNDS—4.97%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	8,482,283	8,482,283
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	36,939,632	36,939,632
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	23,326,277	23,326,277
BlackRock Temp Cash Money Market Fund (3)	879,311	879,311
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	1,424,681	1,424,681

		71,052,184

REPURCHASE AGREEMENTS—2.83%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	6,361,712	6,361,712
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	14,843,995	14,843,995
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	13,783,709	13,783,709
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	5,513,484	5,513,484

		40,502,900

TIME DEPOSITS—3.04%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	2,120,571	2,120,571
1.33%, 02/10/05 (3)	1,060,285	1,060,228
1.39%, 02/02/05 (3)	1,060,285	1,060,232
1.39%, 04/08/05 (3)	1,484,399	1,484,284
1.40%, 10/25/04 (3)	2,120,571	2,120,550
Bank of New York
1.39%, 11/01/04 (3)	2,120,571	2,120,553
1.60%, 12/03/04 (3)	530,143	530,097
Bank of Nova Scotia
1.13%, 10/06/04 (3)	2,120,571	2,120,571
1.24%, 10/07/04 (3)	1,590,428	1,590,425
1.42%, 10/29/04 (3)	1,590,428	1,590,437
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,590,428	1,590,424
1.38%, 11/22/04 (3)	530,143	530,139
1.40%, 10/29/04 (3)	2,120,571	2,120,567
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	1,357,165	1,357,097
National City Bank (Ohio)
1.25%, 01/06/05 (3)	2,120,571	2,120,598
Nordea Bank PLC
2.11%, 06/07/05 (3)	2,120,571	2,120,284
SunTrust Bank
1.88%, 10/01/04 (3)	8,482,283	8,482,283
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	3,710,999	3,710,690
1.34%, 02/10/05 (3)	848,228	848,182
1.41%, 11/01/04 (3)	1,590,428	1,590,415
1.77%, 05/10/05 (3)	1,060,285	1,060,221
1.78%, 10/29/04 (3)	1,060,285	1,060,285
1.90%, 05/11/05 (3)	1,060,285	1,060,221

		43,449,354

U.S. GOVERNMENT AGENCY NOTES—0.54%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	1,484,399	1,486,951
1.80%, 01/18/05 (3)	986,065	980,691
1.80%, 01/19/05 (3)	1,060,285	1,054,454
2.06%, 05/31/05 (3)	1,057,168	1,042,529
Federal National Mortgage Association
2.33%, 07/22/05 (3)	3,180,856	3,120,459

		7,685,084

TOTAL SHORT-TERM INVESTMENTS (Cost: $334,595,430)	334,595,430

TOTAL INVESTMENTS IN SECURITIES—123.35% (Cost: $1,634,495,480)	1,763,387,647
Other Assets, Less Liabilities — (23.35%)	(333,846,040)

NET ASSETS — 100.00%	$1,429,541,607

(1)	All or a portion of this security represents a security on loan. See Note 5.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.92%

ADVERTISING—0.20%
ADVO Inc.	160,572	4,968,098

		4,968,098

AEROSPACE & DEFENSE—2.06%
AAR Corp. (1) (2)	168,762	2,101,086
Armor Holdings Inc. (1)	171,832	7,149,930
Curtiss-Wright Corp. (2)	112,385	6,431,794
DRS Technologies Inc. (1)	142,924	5,351,075
EDO Corp.	105,231	2,920,160
Engineered Support Systems Inc.	136,598	6,234,333
Esterline Technologies Corp. (1)	110,999	3,395,459
GenCorp. Inc. (2)	235,335	3,188,789
Kaman Corp. Class A	120,434	1,437,982
Moog Inc. Class A (1)	135,141	4,905,618
Teledyne Technologies Inc. (1)	170,354	4,265,664
Triumph Group Inc. (1) (2)	83,005	2,808,059

		50,189,949

AGRICULTURE—0.28%
Delta & Pine Land Co. (2)	202,509	5,417,116
DIMON Inc.	235,764	1,388,650

		6,805,766

AIRLINES—0.32%
FLYi Inc. (1) (2)	240,982	942,240
Frontier Airlines Inc. (1) (2)	187,490	1,439,923
Mesa Air Group Inc. (1) (2)	168,544	859,574
SkyWest Inc.	305,762	4,601,718

		7,843,455

APPAREL—1.56%
Ashworth Inc. (1)	71,993	590,343
Gymboree Corp. (1)	161,441	2,324,750
Haggar Corp.	38,182	654,439
Kellwood Co.	144,469	5,265,895
K-Swiss Inc. Class A (2)	183,289	3,528,313
OshKosh B’Gosh Inc. Class A (2)	62,403	1,260,541
Oxford Industries Inc. (2)	85,024	3,167,144
Phillips-Van Heusen Corp.	161,392	3,595,814
Quiksilver Inc. (1)	298,661	7,591,963
Russell Corp.	170,851	2,877,131
Stride Rite Corp.	197,351	2,022,848
Wolverine World Wide Inc.	205,800	5,186,160

		38,065,341

AUTO MANUFACTURERS—0.63%
Oshkosh Truck Corp. (2)	184,995	10,555,815
Wabash National Corp. (1) (2)	177,777	4,883,534

		15,439,349

AUTO PARTS & EQUIPMENT—0.09%
Standard Motor Products Inc.	103,286	1,560,651
Tower Automotive Inc. (1) (2)	301,575	630,292

		2,190,943

BANKS—6.70%
Boston Private Financial Holdings Inc. (2)	143,261	3,575,795
Chittenden Corp. (2)	242,140	6,598,315
Community Bank System Inc.	160,769	4,040,125
Community First Bankshares Inc.	194,240	6,227,334
East West Bancorp Inc.	264,037	8,869,003
First BanCorp (Puerto Rico)	211,067	10,194,536
First Midwest Bancorp Inc.	243,873	8,428,251
First Republic Bank	83,078	3,821,588
Fremont General Corp.	404,457	9,363,180
Gold Bancorp Inc.	209,859	2,830,998
Hudson United Bancorp	235,849	8,691,036
Irwin Financial Corp. (2)	148,454	3,833,082
PrivateBancorp Inc. (2)	106,605	2,874,071
Provident Bankshares Corp.	173,105	5,807,673
Republic Bancorp Inc.	336,792	5,186,597
Riggs National Corp.	154,190	3,423,018
South Financial Group Inc. (The)	370,770	10,455,714
Southwest Bancorp of Texas Inc. (2)	362,806	7,306,913
Sterling Bancshares Inc.	236,636	3,182,754
Susquehanna Bancshares Inc.	243,811	5,997,751
TrustCo Bank Corp. NY (2)	390,930	5,011,723
UCBH Holdings Inc. (2)	237,530	9,280,297
Umpqua Holdings Corp.	230,310	5,195,794
United Bancshares Inc.	227,529	7,883,880
Whitney Holding Corp.	214,310	9,001,020
Wintrust Financial Corp. (2)	107,942	6,182,918

		163,263,366

BIOTECHNOLOGY—0.62%
ArQule Inc. (1)	153,826	710,676
Cambrex Corp.	136,855	3,003,967
CryoLife Inc. (1) (2)	120,833	877,248
Enzo Biochem Inc. (1) (2)	162,840	2,442,600
Integra LifeSciences Holdings Corp. (1) (2)	151,177	4,854,293
Regeneron Pharmaceuticals Inc. (1) (2)	294,155	2,553,265
Savient Pharmaceuticals Inc. (1)	320,149	736,343

		15,178,392

BUILDING MATERIALS—1.53%
Apogee Enterprises Inc.	143,601	1,856,761
ElkCorp	103,150	2,863,444
Florida Rock Industries Inc. (2)	227,165	11,128,813
Lennox International Inc.	309,419	4,622,720
Simpson Manufacturing Co. Inc. (2)	124,990	7,899,368
Texas Industries Inc.	111,843	5,753,204
Universal Forest Products Inc.	93,754	3,206,387

		37,330,697

CHEMICALS—1.53%
Arch Chemicals Inc. (2)	123,041	3,506,668
Fuller (H.B.) Co.	150,701	4,129,207
Georgia Gulf Corp.	174,186	7,766,954
MacDermid Inc.	159,366	4,615,239
OM Group Inc. (1)	149,177	5,453,911
OMNOVA Solutions Inc. (1)	213,768	1,289,021
Penford Corp.	46,749	813,900
PolyOne Corp. (1)	480,523	3,613,533
Quaker Chemical Corp.	51,158	1,235,466
Schulman (A.) Inc.	159,436	3,513,969
Wellman Inc.	169,472	1,437,123

		37,374,991

COAL—0.47%
Massey Energy Co. (2)	398,307	11,523,022

		11,523,022

COMMERCIAL SERVICES—3.78%
Aaron Rents Inc.	261,531	5,690,915

ABM Industries Inc.	255,246	5,143,207
Administaff Inc. (1) (2)	137,915	1,613,605
Arbitron Inc. (1)	163,656	5,991,446
Bowne & Co. Inc.	185,597	2,410,905
CDI Corp.	103,821	2,128,330
Central Parking Corp. (2)	192,434	2,543,977
Chemed Corp.	65,223	3,635,530
Coinstar Inc. (1) (2)	113,167	2,636,791
Consolidated Graphics Inc. (1)	71,775	3,007,372
CPI Corp.	41,592	551,094
Cross Country Healthcare Inc. (1) (2)	168,987	2,619,298
Heidrick & Struggles International Inc. (1)	100,501	2,896,439
Hooper Holmes Inc.	344,328	1,542,589
Insurance Auto Auctions Inc. (1)	61,835	1,060,470
Labor Ready Inc. (1) (2)	220,672	3,093,821
MAXIMUS Inc. (1)	113,735	3,276,705
MemberWorks Inc. (1) (2)	54,999	1,443,174
Midas Inc. (1) (2)	82,112	1,330,214
NCO Group Inc. (1) (2)	167,402	4,511,484
On Assignment Inc. (1)	134,777	598,410
PAREXEL International Corp. (1)	137,835	2,701,566
Pharmaceutical Product Development Inc. (1) (2)	296,321	10,667,556
Pre-Paid Legal Services Inc. (1) (2)	81,333	2,088,631
PRG-Schultz International Inc. (1)	327,442	1,879,517
Rewards Network Inc. (1)	130,198	868,421
SOURCECORP Inc. (1)	82,487	1,826,262
Spherion Corp. (1)	319,163	2,495,855
StarTek Inc.	76,180	2,389,005
Viad Corp.	116,317	2,760,202
Volt Information Sciences Inc. (1)	80,379	2,312,504
Watson Wyatt & Co. Holdings (2)	169,350	4,453,905

		92,169,200

COMPUTERS—2.29%
Agilysys Inc.	169,903	2,937,623
Brooktrout Inc. (1)	69,786	632,261
CACI International Inc. Class A (1)	153,337	8,093,127
Carreker Corp. (1)	129,767	987,527
Catapult Communications Corp. (1)	75,341	1,419,424
CIBER Inc. (1) (2)	318,198	2,392,849
FactSet Research Systems Inc. (2)	163,479	7,879,688
Hutchinson Technology Inc. (1) (2)	136,730	3,654,793
Kronos Inc. (1) (2)	163,900	7,259,131
Manhattan Associates Inc. (1) (2)	157,863	3,855,014
Mercury Computer Systems Inc. (1)	111,056	2,989,628
MICROS Systems Inc. (1)	97,401	4,876,868
NYFIX Inc. (1) (2)	168,118	1,022,157
Phoenix Technologies Ltd. (1)	130,233	649,863
QRS Corp. (1)	85,505	591,695
Radiant Systems Inc. (1)	140,522	564,898
RadiSys Corp. (1) (2)	100,371	1,400,175
SCM Microsystems Inc. (1)	82,658	226,483
Synaptics Inc. (1) (2)	130,103	2,622,876
TALX Corp. (2)	72,558	1,675,364

		55,731,444

DISTRIBUTION & WHOLESALE—1.53%
Advanced Marketing Services Inc.	101,284	1,092,854
Bell Microproducts Inc. (1) (2)	148,648	1,153,508
Building Materials Holdings Corp.	71,221	1,960,002
Hughes Supply Inc.	322,562	9,699,439
ScanSource Inc. (1)	65,921	4,205,760
SCP Pool Corp. (2)	278,024	7,434,362
United Stationers Inc. (1)	174,861	7,588,967
Watsco Inc.	139,968	4,203,239

		37,338,131

DIVERSIFIED FINANCIAL SERVICES—1.22%
Financial Federal Corp. (1) (2)	90,470	3,390,816

Investment Technology Group Inc. (1) (2)	220,010	3,366,153
New Century Financial Corp. (2)	249,788	15,042,233
Piper Jaffray Companies Inc. (1) (2)	104,398	4,133,117
SWS Group Inc.	89,547	1,439,916
World Acceptance Corp. (1)	96,923	2,253,460

		29,625,695

ELECTRIC—1.31%
ALLETE Inc.	154,899	5,034,228
Avista Corp.	254,028	4,597,907
Central Vermont Public Service Corp.	64,380	1,294,682
CH Energy Group Inc. (2)	82,672	3,786,378
Cleco Corp.	247,741	4,271,055
El Paso Electric Co. (1)	249,627	4,011,506
Green Mountain Power Corp.	27,076	705,330
UIL Holdings Corp. (2)	76,158	3,746,212
UniSource Energy Corp. (2)	180,558	4,396,587

		31,843,885

ELECTRICAL COMPONENTS & EQUIPMENT—1.19%
Advanced Energy Industries Inc. (1) (2)	172,308	1,600,741
Artesyn Technologies Inc. (1) (2)	206,517	2,061,040
Belden CDT Inc. (2)	246,537	5,374,507
C&D Technologies Inc.	133,597	2,541,015
Intermagnetics General Corp. (1) (2)	135,592	3,138,955
Littelfuse Inc. (1)	116,870	4,035,521
Magnetek Inc. (1) (2)	151,515	1,131,817
Rayovac Corp. (1) (2)	181,233	4,775,490
Vicor Corp. (2)	221,681	2,241,195
Wilson Greatbatch Technologies Inc. (1)	112,967	2,020,980

		28,921,261

ELECTRONICS—4.60%
Analogic Corp. (2)	71,711	2,989,632
Bei Technologies Inc.	77,242	2,116,431
Bel Fuse Inc. Class B (2)	59,811	1,978,548
Benchmark Electronics Inc. (1)	216,270	6,444,846
Brady Corp. Class A	125,279	6,109,857
Checkpoint Systems Inc. (1)	196,976	3,066,916
Coherent Inc. (1)	159,637	4,140,984
CTS Corp. (2)	190,462	2,399,821
Cubic Corp. (2)	140,068	3,207,557
Cymer Inc. (1) (2)	192,879	5,527,912
Daktronics Inc. (1)	99,298	2,427,836
Dionex Corp. (1) (2)	110,459	6,042,107
Electro Scientific Industries Inc. (1)	148,536	2,577,100
FEI Co. (1) (2)	174,401	3,446,164
FLIR Systems Inc. (1) (2)	177,175	10,364,737
InVision Technologies Inc. (1) (2)	92,868	4,178,131
Itron Inc. (1) (2)	110,078	1,920,861
Keithley Instruments Inc.	85,357	1,489,480
Meade Instruments Corp. (1)	107,931	335,665
Methode Electronics Inc.	187,329	2,395,938
Park Electrochemical Corp.	104,773	2,221,188
Paxar Corp. (1)	208,499	4,728,757
Photon Dynamics Inc. (1) (2)	87,986	1,786,116
Planar Systems Inc. (1) (2)	75,996	851,915
Rogers Corp. (1)	87,710	3,726,798
SBS Technologies Inc. (1)	81,159	990,140
Sonic Solutions Inc. (1)	122,339	1,996,572
Technitrol Inc. (1)	212,048	4,134,936
Trimble Navigation Ltd. (1)	268,428	8,482,325
Watts Water Technologies Inc. Class A	169,476	4,550,431
Woodward Governor Co.	59,278	4,000,672
X-Rite Inc.	108,341	1,578,528

		112,208,901

ENERGY - ALTERNATE SOURCES—0.22%
Headwaters Inc. (1) (2)	176,344	5,441,976

		5,441,976

ENGINEERING & CONSTRUCTION—0.64%
EMCOR Group Inc. (1) (2)	79,361	2,985,561
Insituform Technologies Inc. Class A (1)	141,019	2,632,825
Shaw Group Inc. (The) (1)	334,167	4,010,004
URS Corp. (1)	225,991	6,029,440

		15,657,830

ENTERTAINMENT—0.54%
Argosy Gaming Co. (1)	155,082	6,079,214
Pinnacle Entertainment Inc. (1)	187,567	2,588,425
Shuffle Master Inc. (1) (2)	121,705	4,559,069

		13,226,708

ENVIRONMENTAL CONTROL—0.65%
IMCO Recycling Inc. (1) (2)	82,796	943,874
Ionics Inc. (1) (2)	118,434	3,197,718
Tetra Tech Inc. (1) (2)	295,829	3,748,153
Waste Connections Inc. (1)	251,793	7,976,802

		15,866,547
FOOD—2.01%
American Italian Pasta Co. Class A (2)	94,820	2,479,543
Corn Products International Inc.	193,460	8,918,506
Flowers Foods Inc.	230,550	5,959,718
Great Atlantic & Pacific Tea Co. (1) (2)	204,564	1,247,840
Hain Celestial Group Inc. (1) (2)	191,047	3,377,711
J&J Snack Foods Corp. (1)	47,317	2,028,953
Lance Inc.	155,693	2,514,442
Nash Finch Co. (2)	64,364	2,024,248
Performance Food Group Co. (1) (2)	244,202	5,787,587
Ralcorp Holdings Inc.	153,916	5,556,368
Sanderson Farms Inc.	105,046	3,513,789
United Natural Foods Inc. (1) (2)	210,146	5,589,884

		48,998,589

FOREST PRODUCTS & PAPER—0.77%
Buckeye Technologies Inc. (1)	193,528	2,157,837
Caraustar Industries Inc. (1) (2)	150,106	2,517,278
Deltic Timber Corp. (2)	63,865	2,541,188
Pope & Talbot Inc. (2)	83,696	1,473,050
Rock-Tenn Co. Class A	187,211	2,946,701
Schweitzer-Mauduit International Inc.	78,510	2,543,724
Wausau-Mosinee Paper Corp.	271,170	4,514,980

		18,694,758

GAS—2.72%
Atmos Energy Corp. (2)	328,456	8,273,807
Cascade Natural Gas Corp.	59,707	1,267,580
Energen Corp.	190,937	9,842,802
Laclede Group Inc. (The)	110,411	3,227,314
New Jersey Resources Corp.	145,248	6,013,267
Northwest Natural Gas Co.	143,474	4,552,430
NUI Corp. (2)	84,913	1,132,739
Piedmont Natural Gas Co. (2)	201,121	8,837,257
Southern Union Co. (1) (2)	429,670	8,808,235
Southwest Gas Corp.	185,297	4,437,863
UGI Corp.	267,405	9,963,510

		66,356,804

HAND & MACHINE TOOLS—0.32%
Baldor Electric Co. (2)	172,803	4,088,519
Milacron Inc. (1) (2)	189,364	590,816
Regal-Beloit Corp. (2)	128,035	3,097,167

		7,776,502

HEALTH CARE-PRODUCTS—5.78%
Advanced Medical Optics Inc. (1) (2)	187,659	7,425,667

American Medical Systems Holdings Inc. (1) (2)	177,174	6,426,101
ArthroCare Corp. (1) (2)	113,340	3,319,729
BioLase Technology Inc. (2)	128,812	1,051,106
Biosite Inc. (1) (2)	83,421	4,084,292
CONMED Corp. (1)	157,188	4,134,044
Cooper Companies Inc. (2)	171,489	11,755,571
Cyberonics Inc. (1) (2)	124,829	2,554,001
Datascope Corp.	77,711	2,898,620
Diagnostic Products Corp. (2)	153,177	6,260,344
DJ Orthopedics Inc. (1) (2)	114,828	2,026,714
Haemonetics Corp. (1)	132,126	4,339,018
Hologic Inc. (1) (2)	107,645	2,074,319
ICU Medical Inc. (1) (2)	72,048	1,876,130
IDEXX Laboratories Inc. (1)	179,754	9,120,718
Immucor Inc. (1)	156,283	3,868,004
Invacare Corp. (2)	164,060	7,546,760
Kensey Nash Corp. (1) (2)	60,718	1,590,204
Mentor Corp. (2)	222,143	7,481,776
Merit Medical Systems Inc. (1)	138,671	2,095,319
Osteotech Inc. (1)	91,815	361,751
PolyMedica Corp. (2)	143,320	4,414,256
Possis Medical Inc. (1)	96,036	1,503,924
ResMed Inc. (1) (2)	177,478	8,449,728
Respironics Inc. (1)	182,771	9,767,282
Sola International Inc. (1)	169,015	3,219,736
SurModics Inc. (1) (2)	92,437	2,195,379
Sybron Dental Specialties Inc. (1)	204,882	6,082,947
TECHNE Corp. (1)	215,647	8,233,402
Viasys Healthcare Inc. (1)	162,741	2,722,657
Vital Sign Inc.	66,429	2,124,399

		141,003,898

HEALTH CARE-SERVICES—2.45%
American Healthways Inc. (1) (2)	172,226	5,013,499
AMERIGROUP Corp. (1)	130,522	7,341,862
AmSurg Corp. (1) (2)	159,881	3,386,280
Centene Corp. (1) (2)	107,106	4,560,573
Gentiva Health Services Inc. (1)	128,045	2,096,097
LabOne Inc. (1) (2)	89,590	2,618,716
OCA Inc. (1) (2)	264,398	1,253,247
Odyssey Healthcare Inc. (1) (2)	192,127	3,410,254
Pediatrix Medical Group Inc. (1)	126,255	6,925,087
Province Healthcare Co. (1)	260,867	5,457,338
RehabCare Group Inc. (1) (2)	85,078	1,959,346
Sierra Health Services Inc. (1) (2)	140,986	6,757,459
Sunrise Senior Living Inc. (1) (2)	108,256	3,801,951
United Surgical Partners International Inc. (1) (2)	148,677	5,107,055

		59,688,764

HOME BUILDERS—2.75%
Champion Enterprises Inc. (1) (2)	374,895	3,857,670
Coachmen Industries Inc.	81,650	1,288,437
Fleetwood Enterprises Inc. (1) (2)	290,735	4,413,357
M.D.C. Holdings Inc.	171,017	12,501,343
Meritage Homes Corp. (1)	68,192	5,359,891
Monaco Coach Corp.	153,897	3,331,870
NVR Inc. (1)	33,541	18,481,091
Skyline Corp.	43,872	1,757,074
Standard-Pacific Corp. (2)	176,326	9,939,497
Winnebago Industries Inc. (2)	177,148	6,136,407

		67,066,637

HOME FURNISHINGS—0.54%
Applica Inc. (1)	127,859	516,550
Bassett Furniture Industries Inc.	60,946	1,150,660
Ethan Allen Interiors Inc. (2)	195,545	6,795,189
Fedders Corp.	162,672	665,328
La-Z-Boy Inc. (2)	272,818	4,141,377

		13,269,104

HOUSEHOLD PRODUCTS & WARES—0.92%
Fossil Inc. (1) (2)	371,466	11,493,158
Harland (John H.) Co.	145,940	4,575,219
Russ Berrie & Co. Inc.	109,388	2,204,168
Standard Register Co. (The) (2)	151,461	1,590,340
WD-40 Co. (2)	88,316	2,525,838

		22,388,723

HOUSEWARES—0.47%
Enesco Group Inc. (1)	75,917	520,031
Libbey Inc.	72,426	1,354,366
National Presto Industries Inc.	35,626	1,489,879
Toro Co.	119,844	8,185,345

		11,549,621

INSURANCE—2.43%
Delphi Financial Group Inc. Class A (2)	165,636	6,653,598
Hilb, Rogal & Hobbs Co. (2)	188,483	6,826,854
LandAmerica Financial Group Inc. (2)	95,471	4,343,930
Philadelphia Consolidated Holding Corp. (1)	116,599	6,426,937
Presidential Life Corp.	154,893	2,661,062
ProAssurance Corp. (1)	153,491	5,375,255
RLI Corp. (2)	132,643	4,980,745
SCPIE Holdings Inc.	53,027	475,652
Selective Insurance Group Inc.	145,942	5,429,042
Stewart Information Services Corp.	94,932	3,740,321
UICI	244,131	7,992,849
Zenith National Insurance Corp. (2)	101,242	4,283,549

		59,189,794

INTERNET—1.18%
Digital Insight Corp. (1) (2)	186,072	2,536,161
FindWhat.com (1) (2)	157,754	2,954,732
Internet Security Systems Inc. (1)	248,304	4,221,168
j2 Global Communications Inc. (1) (2)	122,441	3,867,911
Netegrity Inc. (1)	200,863	1,508,481
PC-Tel Inc. (1)	108,331	894,814
Verity Inc. (1)	194,489	2,505,018
WebEx Communications Inc. (1) (2)	233,101	5,086,264
Websense Inc. (1) (2)	122,268	5,094,908

		28,669,457

IRON & STEEL—1.33%
Carpenter Technology Corp.	125,020	5,968,455
Cleveland-Cliffs Inc. (1) (2)	56,140	4,540,042
Material Sciences Corp. (1)	76,136	1,027,075
Reliance Steel & Aluminum Co.	170,669	6,775,559
Ryerson Tull Inc.	131,290	2,254,249
Steel Dynamics Inc. (2)	260,371	10,055,528
Steel Technologies Inc.	67,626	1,732,375

		32,353,283

LEISURE TIME—1.28%
Arctic Cat Inc.	108,517	2,816,016
Bally Total Fitness Holding Corp. (1) (2)	176,797	643,541
K2 Inc. (1) (2)	244,641	3,500,813
Multimedia Games Inc. (1) (2)	147,487	2,286,048
Nautilus Group Inc. (The) (2)	172,529	3,897,430
Pegasus Solutions Inc. (1) (2)	116,052	1,383,340
Polaris Industries Inc. (2)	223,870	12,496,423
WMS Industries Inc. (1) (2)	157,912	4,056,759

		31,080,370

LODGING—0.44%
Aztar Corp. (1)	182,054	4,824,431
Marcus Corp.	156,004	3,037,398
Prime Hospitality Corp. (1)	234,399	2,852,636

		10,714,465

MACHINERY—2.40%
Albany International Corp. Class A	174,284	5,195,406
Applied Industrial Technologies Inc.	103,313	3,692,407
Astec Industries Inc. (1)	104,888	2,005,459
Briggs & Stratton Corp.	134,424	10,915,229
Cognex Corp.	241,962	6,339,404
Gardner Denver Inc. (1)	103,706	2,859,174
Gerber Scientific Inc. (1)	118,501	780,922
IDEX Corp. (2)	264,523	8,983,201
JLG Industries Inc. (2)	228,943	3,846,242
Lindsay Manufacturing Co. (2)	61,489	1,649,750
Manitowoc Co. Inc. (The)	140,334	4,976,244
Robbins & Myers Inc. (2)	76,722	1,687,884
Stewart & Stevenson Services Inc.	151,683	2,680,239
Thomas Industries Inc.	91,846	2,883,964

		58,495,525

MANUFACTURING—2.30%
Acuity Brands Inc. (2)	224,038	5,325,383
AptarGroup Inc.	191,017	8,399,017
Barnes Group Inc. (2)	121,195	3,329,227
CLARCOR Inc.	133,790	6,377,769
CUNO Inc. (1) (2)	89,217	5,152,282
Griffon Corp. (1) (2)	153,609	3,241,150
Lydall Inc. (1)	83,955	780,781
Myers Industries Inc.	175,482	1,921,528
Roper Industries Inc. (2)	194,233	11,160,628
Smith (A.O.) Corp. (2)	154,737	3,767,846
Standex International Corp.	63,740	1,561,630
Sturm Ruger & Co. Inc.	142,864	1,287,205
Tredegar Corp. (2)	201,479	3,666,918

		55,971,364

MEDIA—0.24%
4Kids Entertainment Inc. (1) (2)	71,994	1,454,279
Information Holdings Inc. (1)	109,663	2,986,123
Nelson (Thomas) Inc.	76,383	1,493,288

		5,933,690

METAL FABRICATE & HARDWARE—1.67%
Castle (A.M.) & Co. (1)	84,146	854,082
Commercial Metals Co.	153,662	6,103,455
Kaydon Corp. (2)	148,004	4,258,075
Lawson Products Inc.	49,447	2,025,844
Mueller Industries Inc.	183,554	7,883,644
Quanex Corp.	86,237	4,422,233
Timken Co. (The)	472,651	11,636,668
Valmont Industries Inc.	125,434	2,617,808
Wolverine Tube Inc. (1)	78,375	905,231

		40,707,040

MINING—0.73%
AMCOL International Corp.	153,775	2,940,178
Brush Engineered Materials Inc. (1)	99,222	2,054,888
Century Aluminum Co. (1) (2)	166,281	4,610,972
Commonwealth Industries Inc. (1)	85,899	802,297
Owens & Minor Inc.	206,450	5,243,830
RTI International Metals Inc. (1)	110,875	2,147,649

		17,799,814

OFFICE & BUSINESS EQUIPMENT—0.27%
Global Imaging Systems Inc. (1)	121,304	3,770,128
Imagistics International Inc. (1)	87,075	2,925,720

		6,695,848

OFFICE FURNISHINGS—0.09%
Interface Inc. Class A (1)	273,272	2,191,641

		2,191,641

OIL & GAS—3.52%
Atwood Oceanics Inc. (1)	72,697	3,456,015
Cabot Oil & Gas Corp.	173,378	7,784,672
Cimarex Energy Co. (1)	217,859	7,611,993
Frontier Oil Corp. (2)	141,914	3,350,590
Patina Oil & Gas Corp.	370,570	10,957,755
Petroleum Development Corp. (1)	85,211	3,733,946
Remington Oil & Gas Corp. (1)	144,333	3,788,741
Southwestern Energy Co. (1)	189,750	7,967,602
Spinnaker Exploration Co. (1)	177,665	6,225,382
St. Mary Land & Exploration Co. (2)	150,351	5,985,473
Stone Energy Corp. (1)	139,828	6,118,873
Swift Energy Co. (1) (2)	146,519	3,510,595
Unit Corp. (1)	239,949	8,417,411
Vintage Petroleum Inc.	341,865	6,861,231

		85,770,279

OIL & GAS SERVICES—2.35%
Cal Dive International Inc. (1) (2)	201,443	7,175,400
CARBO Ceramics Inc. (2)	83,770	6,043,168
Dril-Quip Inc. (1)	90,754	2,023,814
Hydril Co. LP (1)	120,980	5,196,091
Input/Output Inc. (1) (2)	399,532	4,119,175
Lone Star Technologies Inc. (1)	151,891	5,741,480
Maverick Tube Corp. (1) (2)	222,928	6,868,412
Oceaneering International Inc. (1)	132,650	4,886,826
Seacor Holdings Inc. (1)	96,397	4,506,560
Tetra Technologies Inc. (1)	116,880	3,629,124
Veritas DGC Inc. (1)	175,274	3,992,742
W-H Energy Services Inc. (1)	144,151	2,991,133

		57,173,925

PACKAGING & CONTAINERS—0.10%
Chesapeake Corp.	102,979	2,473,556

		2,473,556

PHARMACEUTICALS—2.10%
Accredo Health Inc. (1)	255,117	6,013,108
Alpharma Inc. Class A	275,397	5,037,011
Bradley Pharmaceuticals Inc. (1) (2)	82,590	1,680,706
Curative Health Services Inc. (1)	69,190	475,335
Medicis Pharmaceutical Corp. Class A (2)	297,847	11,627,947
MGI Pharma Inc. (1) (2)	370,797	9,896,572
Nature’s Sunshine Products Inc.	79,296	1,202,920
NBTY Inc. (1)	350,883	7,565,037
Noven Pharmaceuticals Inc. (1)	123,438	2,572,448
Priority Healthcare Corp. Class B (1) (2)	229,715	4,628,757
Theragenics Corp. (1)	154,310	563,232

		51,263,073

REAL ESTATE INVESTMENT TRUSTS—2.58%
Capital Automotive REIT (2)	200,858	6,280,830
Colonial Properties Trust (2)	142,818	5,744,140
Commercial Net Lease Realty Inc. (2)	271,814	4,952,451
Entertainment Properties Trust	129,086	4,879,451
Essex Property Trust Inc. (2)	120,367	8,648,369
Gables Residential Trust (2)	154,029	5,260,090
Glenborough Realty Trust Inc.	167,389	3,476,670
Kilroy Realty Corp. (2)	149,515	5,686,055
Lexington Corporate Properties Trust	253,616	5,506,003
Shurgard Storage Centers Inc. Class A	241,252	9,360,578
Sovran Self Storage Inc.	79,514	3,115,359

		62,909,996

RETAIL—7.93%
Brown Shoe Co. Inc.	95,019	2,381,176
Burlington Coat Factory Warehouse Corp.	234,748	4,983,700
Casey’s General Store Inc.	262,631	4,882,310

Cash America International Inc.	148,839	3,640,602
Cato Corp. Class A	108,775	2,420,244
CEC Entertainment Inc. (1)	192,844	7,087,017
Children’s Place Retail Stores Inc. (The) (1) (2)	141,983	3,394,814
Christopher & Banks Corp. (2)	191,815	3,070,958
Cost Plus Inc. (1) (2)	115,025	4,069,585
Dress Barn Inc. (1)	156,414	2,729,424
Electronics Boutique Holdings Corp. (1) (2)	124,696	4,252,134
Fred’s Inc. (2)	205,584	3,692,289
Genesco Inc. (1) (2)	115,082	2,710,181
Goody’s Family Clothing Inc.	174,801	1,471,824
Group 1 Automotive Inc. (1) (2)	119,892	3,270,654
Guitar Center Inc. (1)	132,258	5,726,771
Hancock Fabrics Inc. (2)	98,333	1,178,029
Haverty Furniture Companies Inc.	119,004	2,087,330
Hibbet Sporting Goods Inc. (1)	122,600	2,512,074
Hot Topic Inc. (1) (2)	245,654	4,185,944
IHOP Corp.	106,252	4,059,889
Insight Enterprises Inc. (1)	254,191	4,280,576
Jack in the Box Inc. (1)	193,052	6,125,540
Jill (J.) Group Inc. (The) (1)	105,549	2,095,148
Jo-Ann Stores Inc. (1)	118,401	3,319,964
Landry’s Restaurants Inc. (2)	145,107	3,959,970
Linens ‘n Things Inc. (1)	237,505	5,502,991
Lone Star Steakhouse & Saloon Inc.	114,891	2,967,635
Longs Drug Stores Corp. (2)	196,257	4,749,419
Men’s Wearhouse Inc. (The) (1) (2)	190,230	5,526,182
Movie Gallery Inc. (2)	169,764	2,975,963
O’Charley’s Inc. (1)	112,597	1,835,331
P.F. Chang’s China Bistro Inc. (1) (2)	134,769	6,534,949
Panera Bread Co. Class A (1) (2)	158,919	5,965,819
Papa John’s International Inc. (1) (2)	88,012	2,700,208
Pep Boys-Manny, Moe & Jack Inc.	316,224	4,427,136
Rare Hospitality International Inc. (1) (2)	177,805	4,738,503
Ryan’s Restaurant Group Inc. (1)	218,908	3,248,595
School Specialty Inc. (1) (2)	119,286	4,701,061
Select Comfort Corp. (1) (2)	192,911	3,510,980
ShopKo Stores Inc. (1) (2)	154,876	2,696,391
Sonic Corp. (1) (2)	312,654	8,013,322
Steak n Shake Co. (The) (1)	143,392	2,449,135
Stein Mart Inc. (1)	220,818	3,360,850
TBC Corp. (1)	116,842	2,610,250
Too Inc. (1)	180,439	3,260,533
Tractor Supply Co. (1) (2)	200,645	6,308,279
Triarc Companies Inc. Class B (2)	336,304	3,857,407
Zale Corp. (1)	272,617	7,660,538

		193,189,624

SAVINGS & LOANS—2.58%
Anchor BanCorp Wisconsin Inc.	121,526	3,147,523
BankAtlantic Bancorp Inc. Class A	314,038	5,753,176
BankUnited Financial Corp. Class A (1) (2)	157,464	4,590,076
Brookline Bancorp Inc. (2)	310,365	4,863,420
Commercial Federal Corp.	208,970	5,638,011
Dime Community Bancshares	195,291	3,280,889
Downey Financial Corp.	146,736	8,064,611
FirstFed Financial Corp. (1)	86,273	4,217,024
Flagstar Bancorp Inc. (2)	321,105	6,833,114
MAF Bancorp Inc.	171,683	7,404,688
Sterling Financial Corp. (Washington) (1)	118,762	4,185,173
Waypoint Financial Corp.	175,697	4,843,966

		62,821,671

SEMICONDUCTORS—2.68%
Actel Corp. (1)	135,892	2,065,558
Alliance Semiconductor Corp. (1)	187,728	649,539
ATMI Inc. (1) (2)	165,032	3,379,855
Axcelis Technologies Inc. (1)	526,173	4,356,712
Brooks Automation Inc. (1) (2)	233,617	3,305,681

Cohu Inc.	113,185	1,672,874
DSP Group Inc. (1) (2)	149,661	3,150,364
DuPont Photomasks Inc. (1) (2)	96,072	1,637,067
ESS Technology Inc. (1) (2)	207,781	1,423,300
Exar Corp. (1) (2)	215,815	3,055,940
Helix Technology Corp.	137,848	1,874,044
Kopin Corp. (1)	371,663	1,512,668
Kulicke & Soffa Industries Inc. (1) (2)	268,253	1,515,629
Microsemi Corp. (1) (2)	312,498	4,406,222
Pericom Semiconductor Corp. (1)	137,791	1,331,061
Photronics Inc. (1) (2)	171,930	2,857,477
Power Integrations Inc. (1) (2)	162,665	3,323,246
Rudolph Technologies Inc. (1)	88,659	1,484,152
Skyworks Solutions Inc. (1) (2)	818,651	7,777,185
Standard Microsystems Corp. (1)	97,096	1,700,151
Supertex Inc. (1)	68,330	1,327,652
Three-Five Systems Inc. (1)	114,330	313,264
Ultratech Inc. (1) (2)	125,092	1,960,192
Varian Semiconductor Equipment Associates Inc. (1) (2)	191,462	5,916,176
Veeco Instruments Inc. (1) (2)	155,343	3,257,543

		65,253,552

SOFTWARE—3.75%
ANSYS Inc. (1)	81,226	4,039,369
Avid Technology Inc. (1) (2)	175,976	8,247,995
Captaris Inc. (1)	164,400	700,344
Cerner Corp. (1) (2)	189,369	8,192,103
Concord Communications Inc. (1) (2)	97,309	868,483
Dendrite International Inc. (1)	219,403	3,536,776
Digi International Inc. (1)	114,024	1,303,294
eFunds Corp. (1)	253,066	4,704,497
EPIQ Systems Inc. (1) (2)	93,148	1,451,246
FileNET Corp. (1)	207,726	3,626,896
Global Payments Inc. (2)	200,766	10,751,019
Hyperion Solutions Corp. (1)	204,583	6,953,776
Inter-Tel Inc. (2)	134,630	2,910,701
JDA Software Group Inc. (1)	153,313	1,658,847
ManTech International Corp. Class A (1)	170,131	3,184,852
MapInfo Corp. (1)	105,012	1,134,130
MRO Software Inc. (1)	132,041	1,320,410
NDCHealth Corp. (2)	188,760	3,029,598
Pinnacle Systems Inc. (1) (2)	363,258	1,514,786
Progress Software Corp. (1)	190,525	3,791,448
Roxio Inc. (1) (2)	184,869	950,227
SERENA Software Inc. (1) (2)	233,008	3,898,224
SPSS Inc. (1)	92,302	1,230,386
Take-Two Interactive Software Inc. (1) (2)	235,544	7,737,620
THQ Inc. (1) (2)	205,112	3,991,480
Zix Corp. (1) (2)	168,684	772,573

		91,501,080

STORAGE & WAREHOUSING—0.08%
Mobile Mini Inc. (1) (2)	76,150	1,888,520

		1,888,520

TELECOMMUNICATIONS—1.76%
Adaptec Inc. (1)	578,293	4,395,027
Aeroflex Inc. (1)	390,163	4,124,023
Anixter International Inc. (2)	194,142	6,812,443
Applied Signal Technology Inc.	58,906	1,884,403
Audiovox Corp. Class A (1)	121,561	2,047,087
Black Box Corp. (2)	92,258	3,408,933
Boston Communications Group Inc. (1) (2)	90,643	794,939
C-COR Inc. (1)	227,091	1,918,919
Commonwealth Telephone Enterprises Inc. (1) (2)	110,798	4,825,253
General Communication Inc. Class A (1)	302,683	2,739,281
Harmonic Inc. (1)	379,112	2,521,095
Intrado Inc. (1)	91,744	927,532
Network Equipment Technologies Inc. (1)	129,215	854,111

Symmetricom Inc. (1)	236,844	2,240,544
Tollgrade Communications Inc. (1)	69,438	610,360
Viasat Inc. (1)	140,574	2,825,537

		42,929,487

TEXTILES—0.23%
Angelica Corp.	47,513	1,182,123
G&K Services Inc. Class A	109,479	4,350,695

		5,532,818

TOYS, GAMES & HOBBIES—0.22%
Action Performance Companies Inc. (2)	95,598	968,408
Department 56 Inc. (1)	70,421	1,147,862
Jakks Pacific Inc. (1) (2)	136,810	3,146,630

		5,262,900

TRANSPORTATION—2.90%
Arkansas Best Corp.	131,089	4,800,479
EGL Inc. (1) (2)	235,186	7,116,728
Forward Air Corp. (1)	112,936	4,519,699
Heartland Express Inc.	393,446	7,259,079
Kansas City Southern Industries Inc. (1) (2)	329,676	5,001,185
Kirby Corp. (1)	128,944	5,177,102
Knight Transportation Inc. (1)	296,686	6,355,014
Landstar System Inc. (1) (2)	158,921	9,325,484
Offshore Logistics Inc. (1)	120,454	4,146,027
USF Corp.	145,807	5,233,013
Yellow Roadway Corp. (1) (2)	252,516	11,840,475

		70,774,285

WATER—0.09%
American States Water Co.	87,139	2,169,761

		2,169,761
TOTAL COMMON STOCKS (Cost: $2,381,432,249)		2,435,715,165

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.19%

COMMERCIAL PAPER—6.81%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	3,861,020	3,857,793
1.88%, 10/01/04 (3)	4,387,523	4,387,523
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	3,290,642	3,288,598
1.73%, 10/18/04 (3)	1,096,881	1,095,985
1.78%, 10/26/04 (3)	1,974,385	1,971,945
1.78%, 10/27/04 (3)	1,096,881	1,095,471
1.78%, 10/28/04 (3)	3,290,642	3,286,249
Barton Capital Corp.
1.77%, 10/15/04 (3)	2,632,514	2,630,702
1.78%, 10/18/04 (3)	4,387,523	4,383,846
1.78%, 10/19/04 (3)	3,290,642	3,287,714
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	2,193,761	2,192,504
CRC Funding LLC
1.78%, 11/09/04 (3)	2,193,761	2,189,531
Delaware Funding Corp.
1.78%, 10/22/04 (3)	1,096,881	1,095,742
1.78%, 10/26/04 (3)	1,096,881	1,095,525
1.78%, 10/27/04 (3)	2,244,437	2,241,552
Edison Asset Securitization
1.45%, 11/09/04 (3)	4,387,523	4,380,631
1.59%, 12/02/04 (3)	4,387,523	4,375,508

Eureka Securitization Inc.
1.79%, 11/01/04 (3)	1,864,039	1,861,166
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	3,290,642	3,288,598
1.78%, 10/22/04 (3)	1,096,881	1,095,742
1.78%, 10/26/04 (3)	1,755,009	1,752,840
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	2,193,761	2,181,925
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	2,877,118	2,875,384
1.78%, 10/27/04 (3)	2,048,710	2,046,076
Grampian Funding LLC
1.26%, 10/22/04 (3)	4,387,523	4,384,311
1.44%, 10/27/04 (3)	4,387,523	4,382,960
1.59%, 11/30/04 (3)	2,193,761	2,187,948
1.78%, 10/18/04 (3)	4,387,523	4,383,835
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	5,484,404	5,480,735
1.78%, 10/27/04 (3)	2,193,761	2,190,941
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	3,294,503	3,291,391
Nationwide Building Society
1.63%, 12/09/04 (3)	3,641,644	3,630,267
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	2,193,761	2,191,158
1.78%, 10/28/04 (3)	2,676,389	2,672,816
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	8,775,046	8,769,596
1.77%, 10/06/04 (3)	4,387,523	4,386,444
1.78%, 10/15/04 (3)	2,193,761	2,192,243
1.78%, 10/19/04 (3)	1,096,881	1,095,905
1.80%, 10/28/04 (3)	3,299,988	3,295,533
Prudential Funding LLC
1.60%, 12/01/04 (3)	2,193,761	2,187,814
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	4,387,523	4,387,523
Scaldis Capital LLC
1.73%, 10/15/04 (3)	2,193,761	2,192,286
Sydney Capital Corp.
1.25%, 10/22/04 (3)	1,460,168	1,459,103
1.74%, 10/12/04 (3)	7,571,548	7,567,523
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	6,581,284	6,565,660
1.88%, 10/01/04 (3)	24,131,376	24,131,376
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	1,086,789	1,086,067

		166,071,985

FLOATING RATE NOTES—7.21%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	1,096,881	1,096,402
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	2,632,514	2,632,204
1.69%, 10/12/04 (3) (4)	2,193,761	2,193,755
1.80%, 03/15/05 (3) (4)	2,193,761	2,194,565
1.89%, 09/23/05 (3) (4)	3,948,771	3,947,226
1.89%, 09/27/05 (3) (4)	3,510,018	3,508,630
2.04%, 10/27/05 (3) (4)	4,168,147	4,173,053
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	6,581,284	6,579,243
CC USA Inc.
1.61%, 07/29/05 (3) (4)	4,387,523	4,386,435
1.63%, 05/04/05 (3) (4)	4,387,523	4,387,007
Den Danske Bank NY
1.68%, 08/12/05 (3)	4,387,523	4,386,387
1.77%, 08/26/05 (3)	4,387,523	4,386,337
Depfa Bank PLC
1.86%, 09/15/05 (3)	4,387,523	4,387,523

Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	3,641,644	3,640,741
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	3,510,018	3,509,816
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	4,387,523	4,387,523
K2 USA LLC
1.61%, 07/25/05 (3) (4)	2,193,761	2,193,403
1.70%, 06/10/05 (3) (4)	4,387,523	4,387,152
1.70%, 09/12/05 (3) (4)	4,387,523	4,386,696
1.79%, 10/20/05 (3) (4)	4,387,523	4,387,681
Links Finance LLC
1.68%, 04/25/05 (3)	4,387,523	4,389,140
1.71%, 04/15/05 (3) (4)	4,387,523	4,387,052
National City Bank (Ohio)
1.67%, 08/09/05 (3)	4,387,523	4,386,398
1.73%, 06/10/05 (3)	2,193,761	2,194,236
1.76%, 06/23/05 (3)	4,387,523	4,386,567
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	7,458,789	7,459,831
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	4,387,523	4,386,258
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	4,168,147	4,168,147
Permanent Financing PLC
1.69%, 03/10/05 (3)	4,387,523	4,387,523
1.70%, 12/10/04 (3)	2,193,761	2,193,761
1.72%, 06/10/05 (3)	1,974,385	1,974,385
Sigma Finance Inc.
1.52%, 10/07/04 (3)	4,387,523	4,387,509
1.73%, 11/15/04 (3)	4,387,523	4,387,482
1.75%, 08/17/05 (3)	2,193,761	2,193,930
1.75%, 09/15/05 (3)	5,484,404	5,484,884
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	1,610,221	1,610,138
1.66%, 05/17/05 (3) (4)	3,641,644	3,641,530
1.70%, 02/25/05 (3) (4)	2,457,013	2,456,816
1.72%, 01/18/05 (3) (4)	1,930,510	1,930,452
1.81%, 07/25/05 (3) (4)	4,387,523	4,387,165
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	3,290,642	3,290,117
1.72%, 09/15/05 (3)	3,290,642	3,290,013
1.84%, 06/15/05 (3) (4)	2,193,761	2,193,408
White Pine Finance LLC
1.55%, 07/11/05 (3)	1,096,881	1,096,785
1.63%, 07/05/05 (3)	2,193,761	2,193,397
1.68%, 05/20/05 (3)	1,974,385	1,974,260
1.71%, 04/15/05 (3) (4)	3,290,642	3,290,289
1.72%, 11/15/04 (3) (4)	2,632,514	2,632,514
1.73%, 06/15/05 (3) (4)	1,798,884	1,798,884
1.80%, 03/29/05 (3)	1,886,635	1,886,426
1.80%, 08/26/05 (3) (4)	2,193,761	2,193,366

		175,784,442

MEDIUM-TERM NOTES—0.57%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	4,387,523	4,387,288
1.51%, 02/15/05 (3) (4)	2,851,890	2,853,554
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	3,290,642	3,290,594
K2 USA LLC
1.46%, 01/12/05 (3) (4)	2,193,761	2,193,700
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	1,096,881	1,096,805

		13,821,941

MONEY MARKET FUNDS—5.82%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	17,550,092	17,550,092
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	71,275,596	71,275,596
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	48,262,753	48,262,753
BlackRock Temp Cash Money Market Fund (3)	1,819,320	1,819,320
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	2,947,706	2,947,706

		141,855,467

REPURCHASE AGREEMENTS—3.44%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	13,162,569	13,162,569
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	30,712,661	30,712,661
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	28,518,899	28,518,899
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	11,407,560	11,407,560

		83,801,689

TIME DEPOSITS—3.69%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	4,387,523	4,387,523
1.33%, 02/10/05 (3)	2,193,761	2,193,642
1.39%, 02/02/05 (3)	2,193,761	2,193,650
1.39%, 04/08/05 (3)	3,071,266	3,071,020
1.40%, 10/25/04 (3)	4,387,523	4,387,480
Bank of New York
1.39%, 11/01/04 (3)	4,387,523	4,387,486
1.60%, 12/03/04 (3)	1,096,881	1,096,785
Bank of Nova Scotia
1.13%, 10/06/04 (3)	4,387,523	4,387,523
1.24%, 10/07/04 (3)	3,290,642	3,290,637
1.42%, 10/29/04 (3)	3,290,642	3,290,661
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	3,290,642	3,290,634
1.38%, 11/22/04 (3)	1,096,881	1,096,893
1.40%, 10/29/04 (3)	4,387,523	4,387,515
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	2,808,015	2,807,875
National City Bank (Ohio)
1.25%, 01/06/05 (3)	4,387,523	4,387,580
Nordea Bank PLC
2.11%, 06/07/05 (3)	4,387,523	4,386,929
SunTrust Bank
1.88%, 10/01/04 (3)	17,550,092	17,550,092
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	7,678,165	7,677,527
1.34%, 02/10/05 (3)	1,755,009	1,754,914
1.41%, 11/01/04 (3)	3,290,642	3,290,614
1.77%, 05/10/05 (3)	2,193,761	2,193,629
1.78%, 10/29/04 (3)	2,193,761	2,193,761
1.90%, 05/11/05 (3)	2,193,761	2,193,629

		89,897,999

U.S. GOVERNMENT AGENCY NOTES—0.65%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	3,071,266	3,076,546
1.80%, 01/18/05 (3)	2,040,198	2,029,079
1.80%, 01/19/05 (3)	2,193,761	2,181,696
2.06%, 05/31/05 (3)	2,187,312	2,157,022
Federal National Mortgage Association
2.33%, 07/22/05 (3)	6,581,284	6,456,322

		15,900,665

TOTAL SHORT-TERM INVESTMENTS (Cost: $687,134,188)	687,134,188

TOTAL INVESTMENTS IN SECURITIES—128.11% (Cost: $3,068,566,437)	3,122,849,353
Other Assets, Less Liabilities—(28.11%)	(685,200,575)

NET ASSETS—100.00%	$2,437,648,778

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.42%
ADVO Inc.	102,344	3,166,523

		3,166,523

AEROSPACE & DEFENSE—1.49%
Armor Holdings Inc. (1)	109,775	4,567,738
Engineered Support Systems Inc.	87,275	3,983,231
Teledyne Technologies Inc. (1)	109,162	2,733,416

		11,284,385

AGRICULTURE—0.46%
Delta & Pine Land Co.	128,833	3,446,283

		3,446,283

APPAREL—1.75%
K-Swiss Inc. Class A (2)	117,184	2,255,792
OshKosh B’Gosh Inc. Class A (2)	39,303	793,921
Oxford Industries Inc. (2)	54,301	2,022,712
Quiksilver Inc. (1)	190,163	4,833,943
Wolverine World Wide Inc.	131,081	3,303,241

		13,209,609

AUTO MANUFACTURERS—1.30%
Oshkosh Truck Corp.	118,137	6,740,897
Wabash National Corp. (1) (2)	113,133	3,107,764

		9,848,661

BANKS—7.20%
Community First Bankshares Inc.	123,685	3,965,341
East West Bancorp Inc.	168,635	5,664,450
First BanCorp (Puerto Rico)	134,790	6,510,357
First Midwest Bancorp Inc.	155,764	5,383,204
Fremont General Corp.	258,313	5,979,946
Gold Bancorp Inc.	134,743	1,817,683
Hudson United Bancorp	150,635	5,550,900
PrivateBancorp Inc. (2)	68,009	1,833,523
Southwest Bancorp of Texas Inc. (2)	231,758	4,667,606
TrustCo Bank Corp. NY (2)	248,971	3,191,808
UCBH Holdings Inc.	151,700	5,926,919
Wintrust Financial Corp. (2)	68,778	3,939,604

		54,431,341

BIOTECHNOLOGY—0.83%
Enzo Biochem Inc. (1) (2)	103,612	1,554,180
Integra LifeSciences Holdings Corp. (1) (2)	96,386	3,094,954
Regeneron Pharmaceuticals Inc. (1) (2)	187,101	1,624,037

		6,273,171

BUILDING MATERIALS—1.85%
ElkCorp	66,231	1,838,573
Florida Rock Industries Inc. (2)	145,062	7,106,587
Simpson Manufacturing Co. Inc.	79,838	5,045,762

		13,990,922

CHEMICALS—1.15%
Georgia Gulf Corp.	110,929	4,946,324
MacDermid Inc.	101,507	2,939,643

OMNOVA Solutions Inc. (1)	136,132	820,876

		8,706,843

COAL—0.97%
Massey Energy Co. (2)	254,342	7,358,114

		7,358,114

COMMERCIAL SERVICES—3.86%
Aaron Rents Inc.	166,565	3,624,454
Administaff Inc. (1) (2)	88,273	1,032,794
Arbitron Inc. (1)	104,449	3,823,878
Coinstar Inc. (1) (2)	71,785	1,672,590
CPI Corp.	25,825	342,181
Heidrick & Struggles International Inc. (1)	64,014	1,844,883
Labor Ready Inc. (1) (2)	140,937	1,975,937
MemberWorks Inc. (1) (2)	35,222	924,225
Midas Inc. (1)	52,915	857,223
Pharmaceutical Product Development Inc. (1) (2)	189,227	6,812,172
Pre-Paid Legal Services Inc. (1) (2)	51,999	1,335,334
Rewards Network Inc. (1)	82,895	552,910
StarTek Inc.	48,434	1,518,890
Watson Wyatt & Co. Holdings	107,875	2,837,113

		29,154,584

COMPUTERS—2.83%
Carreker Corp. (1)	82,691	629,279
Catapult Communications Corp. (1)	48,408	912,007
FactSet Research Systems Inc. (2)	104,097	5,017,475
Kronos Inc. (1)	104,362	4,622,193
Manhattan Associates Inc. (1) (2)	101,167	2,470,498
Mercury Computer Systems Inc. (1)	71,297	1,919,315
MICROS Systems Inc. (1)	62,035	3,106,092
Synaptics Inc. (1) (2)	83,159	1,676,485
TALX Corp. (2)	46,313	1,069,367

		21,422,711

DISTRIBUTION & WHOLESALE—0.98%
ScanSource Inc. (1)	42,137	2,688,341
SCP Pool Corp.	177,018	4,733,461

		7,421,802

DIVERSIFIED FINANCIAL SERVICES—1.27%
New Century Financial Corp. (2)	159,395	9,598,767

		9,598,767

ELECTRICAL COMPONENTS & EQUIPMENT—1.68%
Advanced Energy Industries Inc. (1) (2)	109,351	1,015,871
Artesyn Technologies Inc. (1) (2)	131,884	1,316,202
Intermagnetics General Corp. (1)	86,673	2,006,480
Littelfuse Inc. (1)	74,642	2,577,388
Rayovac Corp. (1)	115,840	3,052,384
Vicor Corp.	140,986	1,425,368
Wilson Greatbatch Technologies Inc. (1)	71,806	1,284,609

		12,678,302

ELECTRONICS—5.42%
Bei Technologies Inc.	49,475	1,355,615
Bel Fuse Inc. Class B	37,910	1,254,063
Brady Corp. Class A	79,776	3,890,676
Cymer Inc. (1)	123,260	3,532,632
Daktronics Inc. (1)	63,720	1,557,954
Dionex Corp. (1)	70,349	3,848,090
FEI Co. (1) (2)	111,787	2,208,911
FLIR Systems Inc. (1) (2)	113,143	6,618,866
InVision Technologies Inc. (1) (2)	59,107	2,659,224
Itron Inc. (1) (2)	70,641	1,232,685
Keithley Instruments Inc.	54,437	949,926
Photon Dynamics Inc. (1)	56,249	1,141,855
Rogers Corp. (1)	56,087	2,383,137

SBS Technologies Inc. (1)	51,714	630,911
Sonic Solutions Inc. (1)	78,344	1,278,574
Trimble Navigation Ltd. (1)	171,452	5,417,883
X-Rite Inc.	69,468	1,012,149

		40,973,151

ENERGY—ALTERNATE SOURCES—0.46%
Headwaters Inc. (1) (2)	112,579	3,474,188

		3,474,188

ENTERTAINMENT—0.90%
Argosy Gaming Co. (1)	98,763	3,871,510
Shuffle Master Inc. (1) (2)	77,712	2,911,092

		6,782,602

ENVIRONMENTAL CONTROL—0.32%
Tetra Tech Inc. (1) (2)	189,029	2,394,997

		2,394,997

FOOD—0.98%
Lance Inc.	99,006	1,598,947
Sanderson Farms Inc.	67,011	2,241,518
United Natural Foods Inc. (1)	133,976	3,563,762

		7,404,227

FOREST PRODUCTS & PAPER—0.21%
Deltic Timber Corp.	40,628	1,616,588

		1,616,588

HAND & MACHINE TOOLS—0.40%
Baldor Electric Co.	110,733	2,619,943
Milacron Inc. (1) (2)	120,809	376,924

		2,996,867

HEALTH CARE-PRODUCTS—9.96%
Advanced Medical Optics Inc. (1) (2)	119,482	4,727,903
American Medical Systems Holdings Inc. (1)	112,755	4,089,624
ArthroCare Corp. (1) (2)	72,336	2,118,721
BioLase Technology Inc. (2)	82,203	670,776
Biosite Inc. (1) (2)	53,240	2,606,630
Cooper Companies Inc. (2)	109,504	7,506,499
Cyberonics Inc. (1) (2)	80,218	1,641,260
Diagnostic Products Corp.	97,539	3,986,419
DJ Orthopedics Inc. (1)	73,772	1,302,076
Haemonetics Corp. (1)	84,759	2,783,486
Hologic Inc. (1) (2)	69,089	1,331,345
ICU Medical Inc. (1) (2)	45,949	1,196,512
IDEXX Laboratories Inc. (1)	114,804	5,825,155
Immucor Inc. (1)	99,825	2,470,669
Kensey Nash Corp. (1) (2)	38,518	1,008,786
Mentor Corp. (2)	141,902	4,779,259
Merit Medical Systems Inc. (1)	88,210	1,332,853
PolyMedica Corp.	91,379	2,814,473
Possis Medical Inc. (1) (2)	60,765	951,580
ResMed Inc. (1) (2)	113,357	5,396,927
Respironics Inc. (1)	116,724	6,237,731
SurModics Inc. (1) (2)	58,865	1,398,044
Sybron Dental Specialties Inc. (1)	130,410	3,871,873
TECHNE Corp. (1)	137,737	5,258,799

		75,307,400

HEALTH CARE-SERVICES—3.19%
American Healthways Inc. (1) (2)	109,772	3,195,463
AmSurg Corp. (1) (2)	101,635	2,152,629
Centene Corp. (1) (2)	68,465	2,915,240
LabOne Inc. (1) (2)	57,263	1,673,797
Odyssey Healthcare Inc. (1) (2)	123,142	2,185,771
Pediatrix Medical Group Inc. (1)	80,379	4,408,788
Sierra Health Services Inc. (1) (2)	89,784	4,303,347
United Surgical Partners International Inc. (1) (2)	94,912	3,260,227

		24,095,262

HOME BUILDERS—3.06%
Champion Enterprises Inc. (1) (2)	238,774	2,456,984
Fleetwood Enterprises Inc. (1) (2)	185,568	2,816,922
Monaco Coach Corp.	98,432	2,131,053
NVR Inc. (1)	21,412	11,798,012
Winnebago Industries Inc. (2)	112,812	3,907,808

		23,110,779

HOME FURNISHINGS—0.57%
Ethan Allen Interiors Inc. (2)	124,924	4,341,109

		4,341,109

HOUSEHOLD PRODUCTS & WARES—1.57%
Fossil Inc. (1)	237,204	7,339,092
Harland (John H.) Co.	92,968	2,914,547
WD-40 Co. (2)	56,650	1,620,190

		11,873,829

HOUSEWARES—0.69%
Toro Co.	76,548	5,228,228

		5,228,228

INSURANCE—0.57%
Hilb, Rogal & Hobbs Co. (2)	120,014	4,346,907

		4,346,907

INTERNET—1.56%
FindWhat.com (1) (2)	101,181	1,895,120
j2 Global Communications Inc. (1) (2)	78,117	2,467,716
Netegrity Inc. (1)	128,277	963,360
WebEx Communications Inc. (1) (2)	148,479	3,239,812
Websense Inc. (1) (2)	77,989	3,249,802

		11,815,810

LEISURE TIME—1.89%
Arctic Cat Inc.	69,673	1,808,014
Bally Total Fitness Holding Corp. (1) (2)	115,506	420,442
Multimedia Games Inc. (1) (2)	94,504	1,464,812
Polaris Industries Inc. (2)	142,948	7,979,357
WMS Industries Inc. (1) (2)	100,855	2,590,965

		14,263,590

MACHINERY—2.78%
Briggs & Stratton Corp.	85,840	6,970,208
Cognex Corp.	154,132	4,038,258
IDEX Corp.	168,942	5,737,270
Lindsay Manufacturing Co.	39,367	1,056,217
Manitowoc Co. Inc. (The)	89,589	3,176,826

		20,978,779

MANUFACTURING—2.75%
Acuity Brands Inc.	142,686	3,391,646
CLARCOR Inc.	85,196	4,061,293
CUNO Inc. (1)	56,827	3,281,759
Griffon Corp. (1) (2)	98,594	2,080,333
Roper Industries Inc.	124,031	7,126,821
Sturm Ruger & Co. Inc.	90,001	810,909

		20,752,761

MEDIA—0.13%
Nelson (Thomas) Inc.	49,295	963,717

		963,717

METAL FABRICATE & HARDWARE—0.36%
Kaydon Corp. (2)	94,505	2,718,909

		2,718,909

MINING—0.64%
AMCOL International Corp.	98,349	1,880,433
Century Aluminum Co. (1) (2)	106,141	2,943,290

		4,823,723

OFFICE & BUSINESS EQUIPMENT—0.56%
Global Imaging Systems Inc. (1) (2)	77,253	2,401,023
Imagistics International Inc. (1)	55,679	1,870,814

		4,271,837

OIL & GAS—4.65%
Cabot Oil & Gas Corp.	110,749	4,972,630
Frontier Oil Corp.	90,172	2,128,961
Patina Oil & Gas Corp.	236,636	6,997,327
Petroleum Development Corp. (1)	54,559	2,390,775
Southwestern Energy Co. (1)	121,202	5,089,272
St. Mary Land & Exploration Co. (2)	96,069	3,824,507
Unit Corp. (1)	153,259	5,376,326
Vintage Petroleum Inc.	218,400	4,383,288

		35,163,086

OIL & GAS SERVICES—2.79%
Cal Dive International Inc. (1) (2)	128,277	4,569,227
CARBO Ceramics Inc. (2)	53,468	3,857,182
Hydril Co. LP (1)	77,128	3,312,648
Input/Output Inc. (1) (2)	254,999	2,629,040
Maverick Tube Corp. (1) (2)	142,419	4,387,929
Tetra Technologies Inc. (1)	74,666	2,318,379

		21,074,405

PHARMACEUTICALS—3.81%
Accredo Health Inc. (1)	162,449	3,828,923
Bradley Pharmaceuticals Inc. (1) (2)	52,855	1,075,599
Medicis Pharmaceutical Corp. Class A	190,190	7,425,018
MGI Pharma Inc. (1) (2)	236,798	6,320,139
Nature’s Sunshine Products Inc.	50,504	766,146
NBTY Inc. (1)	224,139	4,832,437
Noven Pharmaceuticals Inc. (1)	78,628	1,638,608
Priority Healthcare Corp. Class B (1) (2)	146,188	2,945,688

		28,832,558

REAL ESTATE INVESTMENT TRUSTS—0.73%
Essex Property Trust Inc. (2)	76,878	5,523,684

		5,523,684

RETAIL—7.62%
CEC Entertainment Inc. (1)	122,795	4,512,716
Children’s Place Retail Stores Inc. (The) (1)	90,479	2,163,353
Christopher & Banks Corp. (2)	122,631	1,963,322
Cost Plus Inc. (1) (2)	73,523	2,601,244
Electronics Boutique Holdings Corp. (1) (2)	79,907	2,724,829
Fred’s Inc. (2)	131,783	2,366,823
Genesco Inc. (1)	73,262	1,725,320
Guitar Center Inc. (1)	84,290	3,649,757
Hibbet Sporting Goods Inc. (1)	78,744	1,613,465
Hot Topic Inc. (1) (2)	157,018	2,675,587
Jill (J.) Group Inc. (The) (1)	67,295	1,335,806
P.F. Chang’s China Bistro Inc. (1) (2)	85,827	4,161,751
Panera Bread Co. Class A (1) (2)	101,203	3,799,161
Papa John’s International Inc. (1) (2)	56,452	1,731,947
Rare Hospitality International Inc. (1)	113,511	3,025,068
Select Comfort Corp. (1) (2)	123,255	2,243,241
Sonic Corp. (1)	199,705	5,118,439
Steak n Shake Co. (The) (1)	91,670	1,565,724
Stein Mart Inc. (1)	141,237	2,149,627
Tractor Supply Co. (1)	128,194	4,030,419
Triarc Companies Inc. Class B (2)	215,025	2,466,337

		57,623,936

SAVINGS & LOANS—0.28%
Dime Community Bancshares	124,769	2,096,119

		2,096,119

SEMICONDUCTORS—3.04%
ATMI Inc. (1) (2)	105,062	2,151,670
Axcelis Technologies Inc. (1)	334,841	2,772,483
Brooks Automation Inc. (1)	149,241	2,111,760
DSP Group Inc. (1)	95,713	2,014,759
Helix Technology Corp.	87,705	1,192,350
Kopin Corp. (1)	234,545	954,598
Kulicke & Soffa Industries Inc. (1) (2)	172,330	973,665
Microsemi Corp. (1)	199,767	2,816,715
Power Integrations Inc. (1) (2)	103,554	2,115,608
Varian Semiconductor Equipment Associates Inc. (1)	121,926	3,767,513
Veeco Instruments Inc. (1) (2)	99,704	2,090,793

		22,961,914

SOFTWARE—5.98%
ANSYS Inc. (1)	51,876	2,579,793
Avid Technology Inc. (1) (2)	112,400	5,268,188
Cerner Corp. (1) (2)	120,956	5,232,557
Concord Communications Inc. (1)	61,924	552,672
Dendrite International Inc. (1)	139,856	2,254,479
FileNET Corp. (1)	132,061	2,305,785
Global Payments Inc. (2)	128,206	6,865,431
Hyperion Solutions Corp. (1) (2)	130,698	4,442,425
Inter-Tel Inc.	86,432	1,868,660
MapInfo Corp. (1)	67,529	729,313
MRO Software Inc. (1)	84,268	842,680
NDCHealth Corp. (2)	120,605	1,935,710
Progress Software Corp. (1)	121,496	2,417,770
SERENA Software Inc. (1) (2)	149,308	2,497,923
Take-Two Interactive Software Inc. (1) (2)	150,457	4,942,512
Zix Corp. (1) (2)	107,503	492,364

		45,228,262

TELECOMMUNICATIONS—1.10%
Applied Signal Technology Inc.	37,626	1,203,656
Commonwealth Telephone Enterprises Inc. (1) (2)	70,571	3,073,367
Harmonic Inc. (1)	243,307	1,617,992
Intrado Inc. (1)	58,505	591,486
Viasat Inc. (1)	90,030	1,809,603

		8,296,104

TRANSPORTATION—2.92%
EGL Inc. (1) (2)	149,778	4,532,282
Forward Air Corp. (1)	72,115	2,886,042
Heartland Express Inc.	251,331	4,637,057
Knight Transportation Inc. (1)	188,922	4,046,709
Landstar System Inc. (1)	101,496	5,955,785

		22,057,875

TOTAL COMMON STOCKS (Cost: $648,310,702)		755,385,221

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—28.92%

COMMERCIAL PAPER—7.01%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	1,232,804	1,231,773
1.88%, 10/01/04 (3)	1,400,913	1,400,913

Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	1,050,685	1,050,033
1.73%, 10/18/04 (3)	350,228	349,942
1.78%, 10/26/04 (3)	630,411	629,632
1.78%, 10/27/04 (3)	350,228	349,778
1.78%, 10/28/04 (3)	1,050,685	1,049,282
Barton Capital Corp.
1.77%, 10/15/04 (3)	840,548	839,970
1.78%, 10/18/04 (3)	1,400,913	1,399,739
1.78%, 10/19/04 (3)	1,050,685	1,049,750
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	700,457	700,055
CRC Funding LLC
1.78%, 11/09/04 (3)	700,457	699,106
Delaware Funding Corp.
1.78%, 10/22/04 (3)	350,228	349,865
1.78%, 10/26/04 (3)	350,228	349,795
1.78%, 10/27/04 (3)	716,637	715,717
Edison Asset Securitization
1.45%, 11/09/04 (3)	1,400,913	1,398,713
1.59%, 12/02/04 (3)	1,400,913	1,397,077
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	595,178	594,261
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	1,050,685	1,050,033
1.78%, 10/22/04 (3)	350,228	349,865
1.78%, 10/26/04 (3)	560,365	559,673
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	700,457	696,677
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	918,649	918,095
1.78%, 10/27/04 (3)	654,143	653,302
Grampian Funding LLC
1.26%, 10/22/04 (3)	1,400,913	1,399,888
1.44%, 10/27/04 (3)	1,400,913	1,399,457
1.59%, 11/30/04 (3)	700,457	698,601
1.78%, 10/18/04 (3)	1,400,913	1,399,736
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	1,751,142	1,749,972
1.78%, 10/27/04 (3)	700,457	699,556
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	1,051,918	1,050,924
Nationwide Building Society
1.63%, 12/09/04 (3)	1,162,758	1,159,126
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	700,457	699,626
1.78%, 10/28/04 (3)	854,557	853,416
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	2,801,827	2,800,087
1.77%, 10/06/04 (3)	1,400,913	1,400,569
1.78%, 10/15/04 (3)	700,457	699,972
1.78%, 10/19/04 (3)	350,228	349,917
1.80%, 10/28/04 (3)	1,053,669	1,052,247
Prudential Funding LLC
1.60%, 12/01/04 (3)	700,457	698,558
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	1,400,913	1,400,913
Scaldis Capital LLC
1.73%, 10/15/04 (3)	700,457	699,985
Sydney Capital Corp.
1.25%, 10/22/04 (3)	466,224	465,884
1.74%, 10/12/04 (3)	2,417,556	2,416,271
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	2,101,370	2,096,381
1.88%, 10/01/04 (3)	7,705,024	7,705,024
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	347,006	346,776

		53,025,932

FLOATING RATE NOTES—7.43%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	350,228	350,075
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	840,548	840,449
1.69%, 10/12/04 (3) (4)	700,457	700,455
1.80%, 03/15/05 (3) (4)	700,457	700,713
1.89%, 09/23/05 (3) (4)	1,260,822	1,260,329
1.89%, 09/27/05 (3) (4)	1,120,731	1,120,287
2.04%, 10/27/05 (3) (4)	1,330,868	1,332,434
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	2,101,370	2,100,718
CC USA Inc.
1.61%, 07/29/05 (3) (4)	1,400,913	1,400,566
1.63%, 05/04/05 (3) (4)	1,400,913	1,400,748
Den Danske Bank NY
1.68%, 08/12/05 (3)	1,400,913	1,400,551
1.77%, 08/26/05 (3)	1,400,913	1,400,535
Depfa Bank PLC
1.86%, 09/15/05 (3)	1,400,913	1,400,913
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,162,758	1,162,470
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	1,120,731	1,120,666
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	1,400,913	1,400,913
K2 USA LLC
1.61%, 07/25/05 (3) (4)	700,457	700,342
1.70%, 06/10/05 (3) (4)	1,400,913	1,400,795
1.70%, 09/12/05 (3) (4)	1,400,913	1,400,649
1.79%, 10/20/05 (3) (4)	1,400,913	1,400,964
Links Finance LLC
1.68%, 04/25/05 (3)	1,400,913	1,401,430
1.71%, 04/15/05 (3) (4)	1,400,913	1,400,763
National City Bank (Ohio)
1.67%, 08/09/05 (3)	1,400,913	1,400,554
1.73%, 06/10/05 (3)	700,457	700,608
1.76%, 06/23/05 (3)	1,400,913	1,400,608
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	2,381,553	2,381,886
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	1,400,913	1,400,510
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	1,330,868	1,330,868
Permanent Financing PLC
1.69%, 03/10/05 (3)	1,400,913	1,400,913
1.70%, 12/10/04 (3)	700,457	700,457
1.72%, 06/10/05 (3)	630,411	630,411
Sigma Finance Inc.
1.52%, 10/07/04 (3)	1,400,913	1,400,909
1.73%, 11/15/04 (3)	1,400,913	1,400,900
1.75%, 08/17/05 (3)	700,457	700,510
1.75%, 09/15/05 (3)	1,751,142	1,751,295
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	514,135	514,109
1.66%, 05/17/05 (3) (4)	1,162,758	1,162,722
1.70%, 02/25/05 (3) (4)	784,512	784,449
1.72%, 01/18/05 (3) (4)	616,402	616,383
1.81%, 07/25/05 (3) (4)	1,400,913	1,400,799
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	1,050,685	1,050,518
1.72%, 09/15/05 (3)	1,050,685	1,050,485
1.84%, 06/15/05 (3) (4)	700,457	700,344
White Pine Finance LLC
1.55%, 07/11/05 (3)	350,228	350,198
1.63%, 07/05/05 (3)	700,457	700,340
1.68%, 05/20/05 (3)	630,411	630,371
1.71%, 04/15/05 (3) (4)	1,050,685	1,050,572
1.72%, 11/15/04 (3) (4)	840,548	840,548

1.73%, 06/15/05 (3) (4)	574,375	574,375
1.80%, 03/29/05 (3)	602,393	602,326
1.80%, 08/26/05 (3) (4)	700,457	700,330

		56,127,063

MEDIUM-TERM NOTES—0.58%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	1,400,913	1,400,838
1.51%, 02/15/05 (3) (4)	910,594	911,125
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	1,050,685	1,050,670
K2 USA LLC
1.46%, 01/12/05 (3) (4)	700,457	700,437
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	350,228	350,204

		4,413,274

MONEY MARKET FUNDS—5.89%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	5,603,654	5,603,654
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	21,993,941	21,993,941
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	15,410,048	15,410,048
BlackRock Temp Cash Money Market Fund (3)	580,900	580,900
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	941,188	941,188

		44,529,731

REPURCHASE AGREEMENTS—3.54%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	4,202,740	4,202,740
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	9,806,394	9,806,394
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	9,105,938	9,105,938
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	3,642,376	3,642,376

		26,757,448

TIME DEPOSITS—3.80%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	1,400,913	1,400,913
1.33%, 02/10/05 (3)	700,457	700,414
1.39%, 02/02/05 (3)	700,457	700,421
1.39%, 04/08/05 (3)	980,639	980,563
1.40%, 10/25/04 (3)	1,400,913	1,400,900
Bank of New York
1.39%, 11/01/04 (3)	1,400,913	1,400,902
1.60%, 12/03/04 (3)	350,228	350,198
Bank of Nova Scotia
1.13%, 10/06/04 (3)	1,400,913	1,400,913
1.24%, 10/07/04 (3)	1,050,685	1,050,683
1.42%, 10/29/04 (3)	1,050,685	1,050,691
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,050,685	1,050,683
1.38%, 11/22/04 (3)	350,228	350,232
1.40%, 10/29/04 (3)	1,400,913	1,400,911
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	896,585	896,540
National City Bank (Ohio)
1.25%, 01/06/05 (3)	1,400,913	1,400,932
Nordea Bank PLC
2.11%, 06/07/05 (3)	1,400,913	1,400,724
SunTrust Bank
1.88%, 10/01/04 (3)	5,603,654	5,603,654

Toronto-Dominion Bank
1.22%, 03/23/05 (3)	2,451,599	2,451,395
1.34%, 02/10/05 (3)	560,365	560,335
1.41%, 11/01/04 (3)	1,050,685	1,050,677
1.77%, 05/10/05 (3)	700,457	700,414
1.78%, 10/29/04 (3)	700,457	700,457
1.90%, 05/11/05 (3)	700,457	700,414

		28,703,966

U.S. GOVERNMENT AGENCY NOTES—0.67%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	980,639	982,325
1.80%, 01/18/05 (3)	651,425	647,874
1.80%, 01/19/05 (3)	700,457	696,604
2.06%, 05/31/05 (3)	698,397	688,726
Federal National Mortgage Association
2.33%, 07/22/05 (3)	2,101,370	2,061,470

		5,076,999

TOTAL SHORT-TERM INVESTMENTS (Cost: $218,634,413)		218,634,413

TOTAL INVESTMENTS IN SECURITIES — 128.85% (Cost: $866,945,115)		974,019,634
Other Assets, Less Liabilities — (28.85%)		(218,099,542)

NET ASSETS — 100.00%		$755,920,092

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600/BARRA VALUE INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—2.59%
AAR Corp. (1) (2)	173,694	2,162,490
Curtiss-Wright Corp. (2)	114,605	6,558,844
DRS Technologies Inc. (1) (2)	146,017	5,466,876
EDO Corp. (2)	107,624	2,986,566
Esterline Technologies Corp. (1)	113,525	3,472,730
GenCorp. Inc. (2)	240,331	3,256,485
Kaman Corp. Class A	121,015	1,444,919
Moog Inc. Class A (1)	138,270	5,019,201
Triumph Group Inc. (1) (2)	84,867	2,871,051

		33,239,162

AGRICULTURE—0.11%
DIMON Inc.	241,027	1,419,649

		1,419,649

AIRLINES—0.62%
FLYi Inc. (1) (2)	246,457	963,647
Frontier Airlines Inc. (1) (2)	190,139	1,460,268
Mesa Air Group Inc. (1) (2)	167,445	853,969
SkyWest Inc.	313,872	4,723,774

		8,001,658

APPAREL—1.38%
Ashworth Inc. (1)	73,336	601,355
Gymboree Corp. (1)	164,878	2,374,243
Haggar Corp.	38,805	665,118
Kellwood Co.	147,591	5,379,692
Phillips-Van Heusen Corp. (2)	165,071	3,677,782
Russell Corp.	174,757	2,942,908
Stride Rite Corp.	202,454	2,075,153

		17,716,251

AUTO PARTS & EQUIPMENT—0.18%
Standard Motor Products Inc.	105,596	1,595,556
Tower Automotive Inc. (1) (2)	315,385	659,155

		2,254,711

BANKS—6.23%
Boston Private Financial Holdings Inc. (2)	146,673	3,660,958
Chittenden Corp. (2)	247,666	6,748,899
Community Bank System Inc.	163,995	4,121,194
First Republic Bank	84,976	3,908,896
Irwin Financial Corp. (2)	151,844	3,920,612
Provident Bankshares Corp.	177,702	5,961,902
Republic Bancorp Inc. (2)	344,557	5,306,178
Riggs National Corp. (2)	156,892	3,483,002
South Financial Group Inc. (The) (2)	379,709	10,707,794
Sterling Bancshares Inc. (2)	241,917	3,253,784
Susquehanna Bancshares Inc. (2)	249,998	6,149,951
Umpqua Holdings Corp. (2)	235,619	5,315,565
United Bancshares Inc.	232,822	8,067,282
Whitney Holding Corp.	219,371	9,213,582

		79,819,599

BIOTECHNOLOGY—0.43%
ArQule Inc. (1)	156,388	722,513
Cambrex Corp.	139,968	3,072,298
CryoLife Inc. (1) (2)	126,785	920,459
Savient Pharmaceuticals Inc. (1) (2)	325,209	747,981

		5,463,251

BUILDING MATERIALS—1.23%
Apogee Enterprises Inc.	147,540	1,907,692
Lennox International Inc.	316,545	4,729,182
Texas Industries Inc.	114,523	5,891,063
Universal Forest Products Inc.	96,138	3,287,920

		15,815,857

CHEMICALS—1.89%
Arch Chemicals Inc. (2)	125,553	3,578,260
Fuller (H.B.) Co.	153,892	4,216,641
OM Group Inc. (1)	152,611	5,579,458
Penford Corp.	47,548	827,811
PolyOne Corp. (1)	491,470	3,695,854
Quaker Chemical Corp. (2)	52,283	1,262,634
Schulman (A.) Inc.	162,667	3,585,181
Wellman Inc. (2)	173,231	1,468,999

		24,214,838

COMMERCIAL SERVICES—3.70%
ABM Industries Inc. (2)	261,142	5,262,011
Bowne & Co. Inc.	188,520	2,448,875
CDI Corp.	105,734	2,167,547
Central Parking Corp. (2)	196,612	2,599,211
Chemed Corp.	66,717	3,718,806
Consolidated Graphics Inc. (1)	73,353	3,073,491
Cross Country Healthcare Inc. (1) (2)	172,092	2,667,426
Hooper Holmes Inc.	347,195	1,555,434
Insurance Auto Auctions Inc. (1)	63,114	1,082,405
MAXIMUS Inc. (1)	116,321	3,351,208
NCO Group Inc. (1) (2)	170,936	4,606,725
On Assignment Inc. (1)	137,579	610,851
PAREXEL International Corp. (1) (2)	140,893	2,761,503
PRG-Schultz International Inc. (1) (2)	331,922	1,905,232
SOURCECORP Inc. (1)	84,620	1,873,487
Spherion Corp. (1)	326,064	2,549,820
Viad Corp.	118,551	2,813,215
Volt Information Sciences Inc. (1)	81,920	2,356,838

		47,404,085

COMPUTERS—1.76%
Agilysys Inc. (2)	173,062	2,992,242
Brooktrout Inc. (1)	68,495	620,565
CACI International Inc. Class A (1)	156,423	8,256,006
CIBER Inc. (1) (2)	324,882	2,443,113
Hutchinson Technology Inc. (1) (2)	139,849	3,738,164
NYFIX Inc. (1) (2)	175,053	1,064,322
Phoenix Technologies Ltd. (1)	132,593	661,639
QRS Corp. (1)	86,946	601,666
Radiant Systems Inc. (1)	143,253	575,877
RadiSys Corp. (1) (2)	102,712	1,432,832
SCM Microsystems Inc. (1)	82,668	226,510

		22,612,936

DISTRIBUTION & WHOLESALE—2.05%
Advanced Marketing Services Inc. (2)	103,510	1,116,873
Bell Microproducts Inc. (1) (2)	151,067	1,172,280
Building Materials Holdings Corp.	72,221	1,987,522
Hughes Supply Inc.	330,256	9,930,798
United Stationers Inc. (1)	178,326	7,739,348
Watsco Inc.	143,162	4,299,155

		26,245,976

DIVERSIFIED FINANCIAL SERVICES—1.16%
Financial Federal Corp. (1) (2)	92,526	3,467,874
Investment Technology Group Inc. (1) (2)	225,054	3,443,326
Piper Jaffray Companies Inc. (1) (2)	106,527	4,217,404
SWS Group Inc.	91,547	1,472,076
World Acceptance Corp. (1)	98,794	2,296,960

		14,897,640

ELECTRIC—2.54%
ALLETE Inc.	158,500	5,151,239
Avista Corp.	260,482	4,714,724
Central Vermont Public Service Corp.	65,739	1,322,011
CH Energy Group Inc. (2)	84,555	3,872,619
Cleco Corp. (2)	253,455	4,369,564
El Paso Electric Co. (1)	255,324	4,103,057
Green Mountain Power Corp.	27,633	719,840
UIL Holdings Corp. (2)	77,895	3,831,655
UniSource Energy Corp. (2)	184,347	4,488,849

		32,573,558

ELECTRICAL COMPONENTS & EQUIPMENT—0.72%
Belden CDT Inc. (2)	252,226	5,498,527
C&D Technologies Inc.	136,422	2,594,746
Magnetek Inc. (1) (2)	154,845	1,156,692

		9,249,965

ELECTRONICS—3.83%
Analogic Corp. (2)	73,135	3,048,998
Benchmark Electronics Inc. (1)	220,422	6,568,576
Checkpoint Systems Inc. (1)	201,235	3,133,229
Coherent Inc. (1)	163,115	4,231,203
CTS Corp. (2)	193,872	2,442,787
Cubic Corp. (2)	143,258	3,280,608
Electro Scientific Industries Inc. (1) (2)	151,811	2,633,921
Meade Instruments Corp. (1)	110,640	344,090
Methode Electronics Inc.	191,290	2,446,599
Park Electrochemical Corp.	106,813	2,264,436
Paxar Corp. (1)	213,304	4,837,735
Planar Systems Inc. (1) (2)	79,473	890,892
Technitrol Inc. (1)	216,828	4,228,146
Watts Water Technologies Inc. Class A	173,350	4,654,448
Woodward Governor Co.	60,631	4,091,986

		49,097,654

ENGINEERING & CONSTRUCTION—1.25%
EMCOR Group Inc. (1) (2)	81,113	3,051,471
Insituform Technologies Inc. Class A (1) (2)	144,138	2,691,056
Shaw Group Inc. (The) (1) (2)	342,071	4,104,852
URS Corp. (1)	231,207	6,168,603

		16,015,982

ENTERTAINMENT—0.21%
Pinnacle Entertainment Inc. (1) (2)	191,371	2,640,920

		2,640,920

ENVIRONMENTAL CONTROL—0.97%
IMCO Recycling Inc. (1) (2)	83,940	956,916
Ionics Inc. (1) (2)	121,093	3,269,511
Waste Connections Inc. (1) (2)	257,668	8,162,922

		12,389,349

FOOD—2.99%
American Italian Pasta Co. Class A (2)	97,362	2,546,016
Corn Products International Inc.	198,028	9,129,091
Flowers Foods Inc.	235,887	6,097,679
Great Atlantic & Pacific Tea Co. (1) (2)	209,178	1,275,986
Hain Celestial Group Inc. (1) (2)	195,399	3,454,654
J&J Snack Foods Corp. (1)	48,534	2,081,138
Nash Finch Co.	66,008	2,075,952
Performance Food Group Co. (1) (2)	249,837	5,921,137
Ralcorp Holdings Inc.	157,476	5,684,884

		38,266,537

FOREST PRODUCTS & PAPER—1.29%
Buckeye Technologies Inc. (1)	197,823	2,205,726
Caraustar Industries Inc. (1) (2)	153,373	2,572,065
Pope & Talbot Inc. (2)	84,425	1,485,880
Rock-Tenn Co. Class A	190,998	3,006,309
Schweitzer-Mauduit International Inc.	79,909	2,589,052
Wausau-Mosinee Paper Corp. (2)	277,368	4,618,177

		16,477,209

GAS—5.30%
Atmos Energy Corp. (2)	336,157	8,467,795
Cascade Natural Gas Corp.	60,944	1,293,841
Energen Corp.	195,491	10,077,561
Laclede Group Inc. (The)	112,778	3,296,501
New Jersey Resources Corp.	148,944	6,166,282
Northwest Natural Gas Co. (2)	146,755	4,656,536
NUI Corp. (2)	84,877	1,132,259
Piedmont Natural Gas Co. (2)	205,881	9,046,411
Southern Union Co. (1) (2)	439,768	9,015,244
Southwest Gas Corp.	189,406	4,536,274
UGI Corp.	273,788	10,201,341

		67,890,045

HAND & MACHINE TOOLS—0.25%
Regal-Beloit Corp. (2)	131,022	3,169,422

		3,169,422

HEALTH CARE-PRODUCTS—1.83%
CONMED Corp. (1)	160,472	4,220,414
Datascope Corp.	79,223	2,955,018
Invacare Corp. (2)	167,308	7,696,168
Osteotech Inc. (1) (2)	93,578	368,697
Sola International Inc. (1)	172,599	3,288,011
Viasys Healthcare Inc. (1) (2)	166,262	2,781,563
Vital Sign Inc.	68,225	2,181,836

		23,491,707

HEALTH CARE-SERVICES—1.75%
AMERIGROUP Corp. (1)	133,509	7,509,881
Gentiva Health Services Inc. (1)	131,636	2,154,881
OCA Inc. (1) (2)	267,318	1,267,087
Province Healthcare Co. (1)	266,839	5,582,272
RehabCare Group Inc. (1) (2)	87,120	2,006,374
Sunrise Senior Living Inc. (1) (2)	110,544	3,882,305

		22,402,800

HOME BUILDERS—2.46%
Coachmen Industries Inc.	83,497	1,317,583
M.D.C. Holdings Inc.	175,142	12,802,880
Meritage Homes Corp. (1) (2)	69,763	5,483,372
Skyline Corp.	44,993	1,801,970
Standard-Pacific Corp. (2)	180,551	10,177,660

		31,583,465

HOME FURNISHINGS—0.52%
Applica Inc. (1)	130,649	527,822
Bassett Furniture Industries Inc. (2)	62,247	1,175,223
Fedders Corp.	165,989	678,895
La-Z-Boy Inc. (2)	279,052	4,236,009

		6,617,949

HOUSEHOLD PRODUCTS & WARES—0.30%
Russ Berrie & Co. Inc. (2)	111,491	2,246,544
Standard Register Co. (The) (2)	152,643	1,602,752

		3,849,296

HOUSEWARES—0.27%
Enesco Group Inc. (1) (2)	77,417	530,306
Libbey Inc.	74,114	1,385,932
National Presto Industries Inc.	36,425	1,523,294

		3,439,532

INSURANCE—4.18%
Delphi Financial Group Inc. Class A (2)	169,408	6,805,119
LandAmerica Financial Group Inc. (2)	97,671	4,444,031
Philadelphia Consolidated Holding Corp. (1)	119,245	6,572,784
Presidential Life Corp.	158,351	2,720,470
ProAssurance Corp. (1) (2)	157,030	5,499,191
RLI Corp.	135,700	5,095,535
SCPIE Holdings Inc.	53,855	483,079
Selective Insurance Group Inc.	149,657	5,567,240
Stewart Information Services Corp.	97,099	3,825,701
UICI	248,959	8,150,918
Zenith National Insurance Corp. (2)	103,459	4,377,350

		53,541,418

INTERNET—0.81%
Digital Insight Corp. (1) (2)	191,167	2,605,606
Internet Security Systems Inc. (1) (2)	254,027	4,318,459
PC-Tel Inc. (1)	110,704	914,415
Verity Inc. (1)	198,681	2,559,011

		10,397,491

IRON & STEEL—2.58%
Carpenter Technology Corp.	127,707	6,096,732
Cleveland-Cliffs Inc. (1) (2)	57,426	4,644,041
Material Sciences Corp. (1)	77,527	1,045,839
Reliance Steel & Aluminum Co.	174,536	6,929,079
Ryerson Tull Inc. (2)	133,807	2,297,466
Steel Dynamics Inc. (2)	266,565	10,294,740
Steel Technologies Inc.	68,109	1,744,748

		33,052,645

LEISURE TIME—0.70%
K2 Inc. (1) (2)	250,880	3,590,093
Nautilus Group Inc. (The) (2)	176,107	3,978,257
Pegasus Solutions Inc. (1)	119,041	1,418,969

		8,987,319

LODGING—0.85%
Aztar Corp. (1) (2)	185,803	4,923,780
Marcus Corp.	159,784	3,110,994
Prime Hospitality Corp. (1)	239,719	2,917,380

		10,952,154

MACHINERY—2.04%
Albany International Corp. Class A	178,302	5,315,183
Applied Industrial Technologies Inc.	105,387	3,766,531
Astec Industries Inc. (1)	106,171	2,029,990
Gardner Denver Inc. (1)	106,365	2,932,483
Gerber Scientific Inc. (1)	120,521	794,233
JLG Industries Inc. (2)	234,154	3,933,787
Robbins & Myers Inc. (2)	78,530	1,727,660
Stewart & Stevenson Services Inc.	154,947	2,737,913
Thomas Industries Inc.	93,822	2,946,011

		26,183,791

MANUFACTURING—1.87%
AptarGroup Inc.	195,525	8,597,234
Barnes Group Inc. (2)	123,996	3,406,170
Lydall Inc. (1)	86,160	801,288
Myers Industries Inc.	178,882	1,958,758
Smith (A.O.) Corp. (2)	157,882	3,844,427
Standex International Corp.	65,154	1,596,273
Tredegar Corp. (2)	206,073	3,750,529

		23,954,679

MEDIA—0.35%
4Kids Entertainment Inc. (1) (2)	72,448	1,463,450
Information Holdings Inc. (1)	112,009	3,050,005

		4,513,455

METAL FABRICATE & HARDWARE—2.91%
Castle (A.M.) & Co. (1)	85,886	871,743
Commercial Metals Co.	156,882	6,231,353
Lawson Products Inc.	50,846	2,083,161
Mueller Industries Inc.	187,822	8,066,955
Quanex Corp.	88,207	4,523,255
Timken Co. (The)	484,038	11,917,016
Valmont Industries Inc.	128,705	2,686,073
Wolverine Tube Inc. (1) (2)	80,369	928,262

		37,307,818

MINING—0.82%
Brush Engineered Materials Inc. (1)	101,232	2,096,515
Commonwealth Industries Inc. (1)	87,204	814,485
Owens & Minor Inc. (2)	211,179	5,363,947
RTI International Metals Inc. (1)	113,810	2,204,500

		10,479,447

OFFICE FURNISHINGS—0.17%
Interface Inc. Class A (1)	278,077	2,230,178

		2,230,178

OIL & GAS—2.45%
Atwood Oceanics Inc. (1)	74,367	3,535,407
Cimarex Energy Co. (1)	222,174	7,762,760
Remington Oil & Gas Corp. (1) (2)	147,669	3,876,311
Spinnaker Exploration Co. (1)	181,658	6,365,296
Stone Energy Corp. (1)	143,095	6,261,837
Swift Energy Co. (1) (2)	149,878	3,591,077

		31,392,688

OIL & GAS SERVICES—1.93%
Dril-Quip Inc. (1)	93,040	2,074,792
Lone Star Technologies Inc. (1) (2)	155,529	5,878,996
Oceaneering International Inc. (1)	135,229	4,981,836
Seacor Holdings Inc. (1) (2)	98,617	4,610,345
Veritas DGC Inc. (1)	179,272	4,083,816
W-H Energy Services Inc. (1) (2)	147,832	3,067,514

		24,697,299

PACKAGING & CONTAINERS—0.20%
Chesapeake Corp.	105,144	2,525,559

		2,525,559

PHARMACEUTICALS—0.49%
Alpharma Inc. Class A	282,437	5,165,773
Curative Health Services Inc. (1)	70,465	484,095
Theragenics Corp. (1)	163,423	596,494

		6,246,362

REAL ESTATE INVESTMENT TRUSTS—4.33%
Capital Automotive REIT (2)	204,820	6,404,721
Colonial Properties Trust (2)	146,444	5,889,978
Commercial Net Lease Realty Inc. (2)	279,054	5,084,364
Entertainment Properties Trust	132,066	4,992,095
Gables Residential Trust (2)	157,574	5,381,152
Glenborough Realty Trust Inc.	171,204	3,555,907
Kilroy Realty Corp.	152,969	5,817,411
Lexington Corporate Properties Trust	260,075	5,646,228
Shurgard Storage Centers Inc. Class A	246,983	9,582,940
Sovran Self Storage Inc.	81,208	3,181,729

		55,536,525

RETAIL—8.21%
Brown Shoe Co. Inc.	98,078	2,457,835
Burlington Coat Factory Warehouse Corp. (2)	240,171	5,098,830
Casey’s General Store Inc.	268,634	4,993,906
Cash America International Inc.	152,248	3,723,986
Cato Corp. Class A	111,063	2,471,152
Dress Barn Inc. (1)	159,830	2,789,034
Goody’s Family Clothing Inc. (2)	175,946	1,481,465
Group 1 Automotive Inc. (1)	122,609	3,344,774
Hancock Fabrics Inc. (2)	100,494	1,203,918
Haverty Furniture Companies Inc.	121,220	2,126,199
IHOP Corp. (2)	108,425	4,142,919
Insight Enterprises Inc. (1)	260,967	4,394,684
Jack in the Box Inc. (1)	197,680	6,272,386
Jo-Ann Stores Inc. (1)	120,748	3,385,774
Landry’s Restaurants Inc. (2)	148,437	4,050,846
Linens ‘n Things Inc. (1) (2)	242,986	5,629,986
Lone Star Steakhouse & Saloon Inc.	117,486	3,034,663
Longs Drug Stores Corp. (2)	200,773	4,858,707
Men’s Wearhouse Inc. (The) (1)	194,617	5,653,624
Movie Gallery Inc. (2)	173,650	3,044,085
O’Charley’s Inc. (1) (2)	114,012	1,858,396
Pep Boys-Manny, Moe & Jack Inc.	323,909	4,534,726
Ryan’s Restaurant Group Inc. (1)	223,926	3,323,062
School Specialty Inc. (1) (2)	121,573	4,791,192
ShopKo Stores Inc. (1)	158,452	2,758,649
TBC Corp. (1)	119,143	2,661,655
Too Inc. (1) (2)	184,543	3,334,692
Zale Corp. (1)	278,918	7,837,596

		105,258,741

SAVINGS & LOANS—4.75%
Anchor BanCorp Wisconsin Inc.	123,964	3,210,668
BankAtlantic Bancorp Inc. Class A	322,013	5,899,278
BankUnited Financial Corp. Class A (1) (2)	161,062	4,694,957
Brookline Bancorp Inc. (2)	317,463	4,974,645
Commercial Federal Corp.	213,815	5,768,729
Downey Financial Corp.	150,174	8,253,563
FirstFed Financial Corp. (1)	88,260	4,314,149
Flagstar Bancorp Inc. (2)	328,466	6,989,756
MAF Bancorp Inc.	175,072	7,550,855
Sterling Financial Corp. (Washington) (1) (2)	121,471	4,280,638
Waypoint Financial Corp.	179,300	4,943,301

		60,880,539

SEMICONDUCTORS—2.33%
Actel Corp. (1) (2)	140,216	2,131,283
Alliance Semiconductor Corp. (1)	191,739	663,417
Cohu Inc.	114,927	1,698,621
DuPont Photomasks Inc. (1) (2)	98,537	1,679,070
ESS Technology Inc. (1)	210,987	1,445,261
Exar Corp. (1) (2)	220,736	3,125,622
Pericom Semiconductor Corp. (1)	140,786	1,359,993
Photronics Inc. (1) (2)	175,095	2,910,079
Rudolph Technologies Inc. (1) (2)	90,772	1,519,523
Skyworks Solutions Inc. (1) (2)	835,138	7,933,811
Standard Microsystems Corp. (1)	98,600	1,726,486
Supertex Inc. (1)	69,745	1,355,145
Three-Five Systems Inc. (1)	116,492	319,188
Ultratech Inc. (1) (2)	127,615	1,999,727

		29,867,226

SOFTWARE—1.65%
Captaris Inc. (1)	169,149	720,575
Digi International Inc. (1)	116,449	1,331,012
eFunds Corp. (1)	258,648	4,808,266
EPIQ Systems Inc. (1) (2)	95,284	1,484,525
JDA Software Group Inc. (1)	155,758	1,685,302

ManTech International Corp. Class A (1) (2)	173,882	3,255,071
Pinnacle Systems Inc. (1)	369,661	1,541,486
Roxio Inc. (1) (2)	188,786	970,360
SPSS Inc. (1)	94,408	1,258,459
THQ Inc. (1) (2)	209,988	4,086,366

		21,141,422

STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc. (1) (2)	78,221	1,939,881

		1,939,881

TELECOMMUNICATIONS—2.39%
Adaptec Inc. (1)	590,090	4,484,684
Aeroflex Inc. (1) (2)	398,112	4,208,044
Anixter International Inc. (2)	198,573	6,967,927
Audiovox Corp. Class A (1) (2)	124,023	2,088,547
Black Box Corp. (2)	94,375	3,487,156
Boston Communications Group Inc. (1) (2)	93,151	816,934
C-COR Inc. (1)	231,357	1,954,967
General Communication Inc. Class A (1)	309,407	2,800,133
Network Equipment Technologies Inc. (1) (2)	131,976	872,361
Symmetricom Inc. (1)	241,630	2,285,820
Tollgrade Communications Inc. (1)	70,618	620,732

		30,587,305

TEXTILES—0.44%
Angelica Corp.	48,524	1,207,277
G&K Services Inc. Class A	111,981	4,450,125

		5,657,402

TOYS, GAMES & HOBBIES—0.42%
Action Performance Companies Inc. (2)	99,587	1,008,816
Department 56 Inc. (1)	71,885	1,171,726
Jakks Pacific Inc. (1) (2)	139,966	3,219,218

		5,399,760

TRANSPORTATION—2.89%
Arkansas Best Corp.	134,108	4,911,035
Kansas City Southern Industries Inc. (1) (2)	337,272	5,116,416
Kirby Corp. (1) (2)	131,898	5,295,705
Offshore Logistics Inc. (1) (2)	122,589	4,219,513
USF Corp.	149,146	5,352,850
Yellow Roadway Corp. (1) (2)	258,590	12,125,285

		37,020,804

WATER—0.17%
American States Water Co. (2)	89,557	2,229,969

		2,229,969

TOTAL COMMON STOCKS (Cost: $1,165,453,296)		1,280,242,880

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—24.44%

COMMERCIAL PAPER—5.88%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	1,753,208	1,751,742
1.88%, 10/01/04 (3)	1,992,282	1,992,282
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	1,494,211	1,493,283
1.73%, 10/18/04 (3)	498,070	497,664
1.78%, 10/26/04 (3)	896,527	895,419
1.78%, 10/27/04 (3)	498,070	497,430
1.78%, 10/28/04 (3)	1,494,211	1,492,216

Barton Capital Corp.
1.77%, 10/15/04 (3)	1,195,369	1,194,546
1.78%, 10/18/04 (3)	1,992,282	1,990,612
1.78%, 10/19/04 (3)	1,494,211	1,492,881
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	996,141	995,570
CRC Funding LLC
1.78%, 11/09/04 (3)	996,141	994,220
Delaware Funding Corp.
1.78%, 10/22/04 (3)	498,070	497,553
1.78%, 10/26/04 (3)	498,070	497,455
1.78%, 10/27/04 (3)	1,019,152	1,017,842
Edison Asset Securitization
1.45%, 11/09/04 (3)	1,992,282	1,989,152
1.59%, 12/02/04 (3)	1,992,282	1,986,826
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	846,421	845,117
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	1,494,211	1,493,283
1.78%, 10/22/04 (3)	498,070	497,553
1.78%, 10/26/04 (3)	796,913	795,928
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	996,141	990,766
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	1,306,439	1,305,652
1.78%, 10/27/04 (3)	930,276	929,080
Grampian Funding LLC
1.26%, 10/22/04 (3)	1,992,282	1,990,823
1.44%, 10/27/04 (3)	1,992,282	1,990,210
1.59%, 11/30/04 (3)	996,141	993,501
1.78%, 10/18/04 (3)	1,992,282	1,990,607
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	2,490,352	2,488,687
1.78%, 10/27/04 (3)	996,141	994,860
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	1,495,964	1,494,551
Nationwide Building Society
1.63%, 12/09/04 (3)	1,653,594	1,648,428
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	996,141	994,959
1.78%, 10/28/04 (3)	1,215,292	1,213,669
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	3,984,563	3,982,088
1.77%, 10/06/04 (3)	1,992,282	1,991,792
1.78%, 10/15/04 (3)	996,141	995,451
1.78%, 10/19/04 (3)	498,070	497,627
1.80%, 10/28/04 (3)	1,498,455	1,496,432
Prudential Funding LLC
1.60%, 12/01/04 (3)	996,141	993,440
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	1,992,282	1,992,282
Scaldis Capital LLC
1.73%, 10/15/04 (3)	996,141	995,471
Sydney Capital Corp.
1.25%, 10/22/04 (3)	663,031	662,548
1.74%, 10/12/04 (3)	3,438,080	3,436,253
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	2,988,422	2,981,327
1.88%, 10/01/04 (3)	10,957,549	10,957,549
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	493,488	493,160

		75,409,787

FLOATING RATE NOTES—6.23%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	498,070	497,853
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	1,195,369	1,195,228

1.69%, 10/12/04 (3) (4)	996,141	996,138
1.80%, 03/15/05 (3) (4)	996,141	996,505
1.89%, 09/23/05 (3) (4)	1,793,053	1,792,352
1.89%, 09/27/05 (3) (4)	1,593,825	1,593,195
2.04%, 10/27/05 (3) (4)	1,892,668	1,894,895
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	2,988,422	2,987,495
CC USA Inc.
1.61%, 07/29/05 (3) (4)	1,992,282	1,991,787
1.63%, 05/04/05 (3) (4)	1,992,282	1,992,047
Den Danske Bank NY
1.68%, 08/12/05 (3)	1,992,282	1,991,766
1.77%, 08/26/05 (3)	1,992,282	1,991,743
Depfa Bank PLC
1.86%, 09/15/05 (3)	1,992,282	1,992,282
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	1,653,594	1,653,184
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	1,593,825	1,593,734
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	1,992,282	1,992,282
K2 USA LLC
1.61%, 07/25/05 (3) (4)	996,141	995,978
1.70%, 06/10/05 (3) (4)	1,992,282	1,992,113
1.70%, 09/12/05 (3) (4)	1,992,282	1,991,907
1.79%, 10/20/05 (3) (4)	1,992,282	1,992,353
Links Finance LLC
1.68%, 04/25/05 (3)	1,992,282	1,993,016
1.71%, 04/15/05 (3) (4)	1,992,282	1,992,068
National City Bank (Ohio)
1.67%, 08/09/05 (3)	1,992,282	1,991,771
1.73%, 06/10/05 (3)	996,141	996,356
1.76%, 06/23/05 (3)	1,992,282	1,991,848
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	3,386,879	3,387,352
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	1,992,282	1,991,707
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	1,892,668	1,892,668
Permanent Financing PLC
1.69%, 03/10/05 (3)	1,992,282	1,992,282
1.70%, 12/10/04 (3)	996,141	996,141
1.72%, 06/10/05 (3)	896,527	896,527
Sigma Finance Inc.
1.52%, 10/07/04 (3)	1,992,282	1,992,275
1.73%, 11/15/04 (3)	1,992,282	1,992,263
1.75%, 08/17/05 (3)	996,141	996,218
1.75%, 09/15/05 (3)	2,490,352	2,490,570
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	731,167	731,130
1.66%, 05/17/05 (3) (4)	1,653,594	1,653,542
1.70%, 02/25/05 (3) (4)	1,115,678	1,115,589
1.72%, 01/18/05 (3) (4)	876,604	876,577
1.81%, 07/25/05 (3) (4)	1,992,282	1,992,119
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	1,494,211	1,493,972
1.72%, 09/15/05 (3)	1,494,211	1,493,925
1.84%, 06/15/05 (3) (4)	996,141	995,980
White Pine Finance LLC
1.55%, 07/11/05 (3)	498,070	498,027
1.63%, 07/05/05 (3)	996,141	995,975
1.68%, 05/20/05 (3)	896,527	896,471
1.71%, 04/15/05 (3) (4)	1,494,211	1,494,051
1.72%, 11/15/04 (3) (4)	1,195,369	1,195,369
1.73%, 06/15/05 (3) (4)	816,835	816,835
1.80%, 03/29/05 (3)	856,681	856,586
1.80%, 08/26/05 (3) (4)	996,141	995,961

		79,820,008

MEDIUM-TERM NOTES—0.49%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	1,992,282	1,992,175
1.51%, 02/15/05 (3) (4)	1,294,983	1,295,739
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	1,494,211	1,494,189
K2 USA LLC
1.46%, 01/12/05 (3) (4)	996,141	996,113
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	498,070	498,036

		6,276,252

MONEY MARKET FUNDS—5.12%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	7,969,127	7,969,127
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	33,547,251	33,547,251
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	21,915,098	21,915,098
BlackRock Temp Cash Money Market Fund (3)	826,115	826,115
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	1,338,491	1,338,491

		65,596,082

REPURCHASE AGREEMENTS—2.97%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	5,976,845	5,976,845
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	13,945,972	13,945,972
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	12,949,831	12,949,831
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	5,179,933	5,179,933

		38,052,581

TIME DEPOSITS—3.19%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	1,992,282	1,992,282
1.33%, 02/10/05 (3)	996,141	996,087
1.39%, 02/02/05 (3)	996,141	996,090
1.39%, 04/08/05 (3)	1,394,597	1,394,489
1.40%, 10/25/04 (3)	1,992,282	1,992,252
Bank of New York
1.39%, 11/01/04 (3)	1,992,282	1,992,265
1.60%, 12/03/04 (3)	498,070	498,027
Bank of Nova Scotia
1.13%, 10/06/04 (3)	1,992,282	1,992,282
1.24%, 10/07/04 (3)	1,494,211	1,494,209
1.42%, 10/29/04 (3)	1,494,211	1,494,220
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	1,494,211	1,494,208
1.38%, 11/22/04 (3)	498,070	498,076
1.40%, 10/29/04 (3)	1,992,282	1,992,278
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	1,275,060	1,274,997
National City Bank (Ohio)
1.25%, 01/06/05 (3)	1,992,282	1,992,308
Nordea Bank PLC
2.11%, 06/07/05 (3)	1,992,282	1,992,012
SunTrust Bank
1.88%, 10/01/04 (3)	7,969,127	7,969,127
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	3,486,493	3,486,203
1.34%, 02/10/05 (3)	796,913	796,869
1.41%, 11/01/04 (3)	1,494,211	1,494,199
1.77%, 05/10/05 (3)	996,141	996,081

1.78%, 10/29/04 (3)	996,141	996,141
1.90%, 05/11/05 (3)	996,141	996,081

		40,820,783

U.S. GOVERNMENT AGENCY NOTES—0.56%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	1,394,597	1,396,994
1.80%, 01/18/05 (3)	926,411	921,362
1.80%, 01/19/05 (3)	996,141	990,662
2.06%, 05/31/05 (3)	993,212	979,458
Federal National Mortgage Association
2.33%, 07/22/05 (3)	2,988,422	2,931,680

		7,220,156

TOTAL SHORT-TERM INVESTMENTS (Cost: $313,195,649)		313,195,649

TOTAL INVESTMENTS IN SECURITIES — 124.33% (Cost: $1,478,648,945)		1,593,438,529
Other Assets, Less Liabilities — (24.33%)		(311,825,964)

NET ASSETS — 100.00%		$1,281,612,565

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.92%

ADVERTISING—0.19%
ADVO Inc.	120	3,713
Catalina Marketing Corp.	220	5,078
Harte-Hanks Inc.	360	9,004
Interpublic Group of Companies Inc. (1) (2)	1,730	18,321
Omnicom Group Inc.	775	56,621

		92,737

AEROSPACE & DEFENSE—1.73%
AAR Corp. (1) (2)	130	1,618
Alliant Techsystems Inc. (1)	160	9,680
Armor Holdings Inc. (1)	145	6,033
Boeing Co. (The)	3,476	179,431
Curtiss-Wright Corp.	90	5,151
DRS Technologies Inc. (1)	110	4,118
EDO Corp.	80	2,220
Engineered Support Systems Inc. (2)	123	5,614
Esterline Technologies Corp. (1)	90	2,753
GenCorp. Inc.	180	2,439
General Dynamics Corp.	837	85,458
Goodrich (B.F.) Co.	490	15,366
Kaman Corp. Class A	90	1,075
L-3 Communications Holdings Inc.	455	30,485
Lockheed Martin Corp.	1,842	102,747
Moog Inc. Class A (1)	104	3,775
Northrop Grumman Corp.	1,493	79,622
Raytheon Co.	1,892	71,858
Rockwell Collins Inc.	740	27,484
Sequa Corp. Class A (1)	40	2,088
Teledyne Technologies Inc. (1)	130	3,255
Titan Corp. (The) (1)	340	4,750
Triumph Group Inc. (1) (2)	70	2,368
United Technologies Corp.	2,119	197,872

		847,260

AGRICULTURE—1.06%
Altria Group Inc.	8,498	399,746
Delta & Pine Land Co.	160	4,280
DIMON Inc.	190	1,119
Monsanto Co.	1,129	41,118
Reynolds American Inc.	622	42,321
Universal Corp.	100	4,464
UST Inc.	690	27,779

		520,827

AIRLINES—0.14%
AirTran Holdings Inc. (1)	372	3,705
Alaska Air Group Inc. (1) (2)	110	2,726
Delta Air Lines Inc. (1) (2)	128	421
FLYi Inc. (1)	190	743
Frontier Airlines Inc. (1)	150	1,152
JetBlue Airways Corp. (1) (2)	420	8,786
Mesa Air Group Inc. (1) (2)	130	663
SkyWest Inc.	240	3,612
Southwest Airlines Co.	3,280	44,674

		66,482

APPAREL—0.46%
Ashworth Inc. (1)	60	492
Coach Inc. (1)	797	33,809
Gymboree Corp. (1) (2)	120	1,728
Haggar Corp.	30	514
Jones Apparel Group Inc.	530	18,974
Kellwood Co.	110	4,009
K-Swiss Inc. Class A	150	2,887
Liz Claiborne Inc.	450	16,974
Nike Inc. Class B	1,090	85,892
OshKosh B’Gosh Inc. Class A (2)	50	1,010
Oxford Industries Inc. (2)	70	2,607
Phillips-Van Heusen Corp.	130	2,896
Quiksilver Inc. (1)	230	5,847
Reebok International Ltd. (2)	250	9,180
Russell Corp.	140	2,358
Stride Rite Corp.	160	1,640
Timberland Co. Class A (1)	150	8,520
VF Corp.	472	23,340
Wolverine World Wide Inc.	170	4,284

		226,961

AUTO MANUFACTURERS—0.57%
Ford Motor Co.	7,596	106,724
General Motors Corp. (2)	2,340	99,403
Navistar International Corp. (1)	290	10,785
Oshkosh Truck Corp.	150	8,559
PACCAR Inc.	718	49,628
Wabash National Corp. (1)	140	3,846

		278,945

AUTO PARTS & EQUIPMENT—0.29%
ArvinMeritor Inc.	290	5,437
Bandag Inc. (2)	80	3,504
BorgWarner Inc.	248	10,736
Cooper Tire & Rubber Co.	310	6,253
Dana Corp.	620	10,968
Delphi Corp.	2,340	21,739
Goodyear Tire & Rubber Co. (The) (1) (2)	730	7,840
Johnson Controls Inc.	803	45,618
Lear Corp.	282	15,355
Modine Manufacturing Co. (2)	140	4,215
Standard Motor Products Inc.	80	1,209
Superior Industries International Inc. (2)	110	3,294
Tower Automotive Inc. (1) (2)	230	481
Visteon Corp.	550	4,394

		141,043

BANKS—6.50%
AmSouth Bancorp	1,460	35,624
Associated Bancorp	464	14,880
Bank of America Corp.	16,848	730,024
Bank of Hawaii Corp.	230	10,867
Bank of New York Co. Inc. (The)	3,219	93,898
Banknorth Group Inc.	723	25,305
BB&T Corp.	2,296	91,128
Boston Private Financial Holdings Inc. (2)	140	3,494
Chittenden Corp. (2)	187	5,096
City National Corp.	200	12,990
Colonial BancGroup Inc. (The)	568	11,616
Comerica Inc.	721	42,791
Commerce Bancorp Inc. (2)	339	18,713
Community Bank System Inc.	137	3,443
Community First Bankshares Inc.	160	5,130
Compass Bancshares Inc.	510	22,348
Cullen/Frost Bankers Inc.	220	10,223
East West Bancorp Inc.	228	7,659
Fifth Third Bancorp	2,360	116,159

First BanCorp (Puerto Rico)	170	8,211
First Horizon National Corp. (2)	520	22,547
First Midwest Bancorp Inc. (2)	190	6,566
First Republic Bank	60	2,760
FirstMerit Corp.	350	9,207
Fremont General Corp. (2)	320	7,408
Gold Bancorp Inc.	160	2,158
Greater Bay Bancorp (2)	220	6,325
Hibernia Corp. Class A (2)	650	17,166
Hudson United Bancorp	190	7,001
Huntington Bancshares Inc.	950	23,664
Investors Financial Services Corp. (2)	270	12,185
Irwin Financial Corp. (2)	120	3,098
KeyCorp	1,705	53,878
M&T Bank Corp.	494	47,276
Marshall & Ilsley Corp. (2)	925	37,277
Mellon Financial Corp.	1,765	48,873
Mercantile Bankshares Corp.	330	15,827
National City Corp.	2,744	105,973
National Commerce Financial Corp. (3)	850	29,078
North Fork Bancorp Inc. (2)	715	31,782
Northern Trust Corp.	920	37,536
PNC Financial Services Group	1,175	63,567
PrivateBancorp Inc.	92	2,480
Provident Bankshares Corp.	158	5,301
Regions Financial Corp.	1,917	63,376
Republic Bancorp Inc. (2)	260	4,004
Riggs National Corp.	120	2,664
Silicon Valley Bancshares (1) (2)	140	5,204
South Financial Group Inc. (The) (2)	301	8,488
SouthTrust Corp.	1,380	57,491
Southwest Bancorp of Texas Inc. (2)	280	5,639
State Street Corp.	1,390	59,367
Sterling Bancshares Inc. (2)	180	2,421
SunTrust Banks Inc.	1,170	82,380
Susquehanna Bancshares Inc.	221	5,437
Synovus Financial Corp.	1,312	34,309
TCF Financial Corp.	600	18,174
TrustCo Bank Corp. NY (2)	310	3,974
U.S. Bancorp	7,783	224,929
UCBH Holdings Inc. (2)	190	7,423
Umpqua Holdings Corp. (2)	193	4,354
United Bancshares Inc. (2)	180	6,237
Wachovia Corp.	5,423	254,610
Wells Fargo & Co.	6,991	416,873
Westamerica Bancorp (2)	140	7,685
Whitney Holding Corp.	170	7,140
Wilmington Trust Corp.	270	9,777
Wintrust Financial Corp. (2)	98	5,613
Zions Bancorporation	370	22,585

		3,188,686

BEVERAGES—2.11%
Anheuser-Busch Companies Inc.	3,335	166,583
Brown-Forman Corp. Class B	500	22,900
Coca-Cola Co. (The)	10,049	402,462
Coca-Cola Enterprises Inc.	1,944	36,742
Constellation Brands Inc. (1)	440	16,746
Coors (Adolph) Co. Class B	165	11,207
Pepsi Bottling Group Inc.	1,073	29,132
PepsiAmericas Inc. (2)	575	10,982
PepsiCo Inc.	7,016	341,328

		1,038,082

BIOTECHNOLOGY—1.15%
Amgen Inc. (1)	5,243	297,173
ArQule Inc. (1)	120	554
Biogen Idec Inc. (1)	1,407	86,066
Cambrex Corp.	110	2,414

Charles River Laboratories International Inc. (1)	190	8,702
Chiron Corp. (1)	780	34,476
CryoLife Inc. (1) (2)	80	581
Enzo Biochem Inc. (1) (2)	120	1,800
Genzyme Corp. (1)	946	51,472
Integra LifeSciences Holdings Corp. (1) (2)	110	3,532
Invitrogen Corp. (1)	219	12,043
MedImmune Inc. (1)	1,030	24,411
Millennium Pharmaceuticals Inc. (1)	1,250	17,137
Millipore Corp. (1)	200	9,570
Protein Design Labs Inc. (1)	390	7,636
Regeneron Pharmaceuticals Inc. (1)	230	1,996
Savient Pharmaceuticals Inc. (1) (2)	250	575
Vertex Pharmaceuticals Inc. (1)	320	3,360

		563,498

BUILDING MATERIALS—0.33%
American Standard Companies Inc. (1)	900	35,019
Apogee Enterprises Inc.	110	1,422
ElkCorp	80	2,221
Florida Rock Industries Inc.	179	8,769
Lennox International Inc.	240	3,586
Martin Marietta Materials Inc.	200	9,054
Masco Corp.	1,820	62,845
Simpson Manufacturing Co. Inc.	100	6,320
Texas Industries Inc.	90	4,630
Universal Forest Products Inc.	70	2,394
Vulcan Materials Co.	420	21,399
York International Corp.	170	5,370

		163,029

CHEMICALS—1.72%
Air Products & Chemicals Inc.	950	51,661
Airgas Inc. (2)	310	7,462
Albemarle Corp.	170	5,965
Arch Chemicals Inc. (2)	90	2,565
Ashland Inc.	290	16,263
Cabot Corp.	260	10,028
Cabot Microelectronics Corp. (1) (2)	100	3,625
Crompton Corp.	460	4,365
Cytec Industries Inc.	160	7,832
Dow Chemical Co. (The)	3,890	175,750
Du Pont (E.I.) de Nemours and Co.	4,150	177,620
Eastman Chemical Co. (2)	320	15,216
Ecolab Inc. (2)	1,070	33,641
Engelhard Corp.	520	14,742
Ferro Corp.	170	3,708
FMC Corp. (1) (2)	150	7,285
Fuller (H.B.) Co.	120	3,288
Georgia Gulf Corp.	140	6,243
Great Lakes Chemical Corp. (2)	210	5,376
Hercules Inc. (1)	460	6,555
IMC Global Inc. (1)	480	8,347
International Flavors & Fragrances Inc.	390	14,898
Lubrizol Corp.	220	7,612
Lyondell Chemical Co. (2)	740	16,620
MacDermid Inc.	130	3,765
Minerals Technologies Inc. (2)	90	5,297
Olin Corp.	303	6,060
OM Group Inc. (1)	120	4,387
OMNOVA Solutions Inc. (1)	170	1,025
Penford Corp.	40	696
PolyOne Corp. (1)	380	2,858
PPG Industries Inc.	710	43,509
Praxair Inc.	1,351	57,742
Quaker Chemical Corp.	40	966
Rohm & Haas Co.	930	39,962
RPM International Inc.	480	8,472
Schulman (A.) Inc.	130	2,865

Sensient Technologies Corp.	190	4,112
Sherwin-Williams Co. (The)	597	26,244
Sigma-Aldrich Corp.	290	16,820
Valspar Corp. (The)	210	9,803
Wellman Inc.	130	1,102

		842,352

COAL—0.07%
Arch Coal Inc. (2)	220	7,808
Massey Energy Co. (2)	310	8,968
Peabody Energy Corp.	267	15,886

		32,662

COMMERCIAL SERVICES—1.28%
Aaron Rents Inc.	210	4,570
ABM Industries Inc.	210	4,231
ADESA Inc. (1)	360	5,915
Administaff Inc. (1) (2)	110	1,287
Alliance Data Systems Corp. (1)	339	13,750
Apollo Group Inc. Class A (1)	810	59,430
Arbitron Inc. (1)	130	4,759
Banta Corp.	110	4,372
Block (H & R) Inc.	682	33,704
Bowne & Co. Inc.	140	1,819
Career Education Corp. (1)	420	11,941
CDI Corp.	80	1,640
Cendant Corp.	4,368	94,349
Central Parking Corp. (2)	150	1,983
Chemed Corp.	55	3,066
ChoicePoint Inc. (1)	384	16,378
Coinstar Inc. (1) (2)	90	2,097
Consolidated Graphics Inc. (1)	60	2,514
Convergys Corp. (1)	600	8,058
Corinthian Colleges Inc. (1)	360	4,853
CPI Corp.	30	397
Cross Country Healthcare Inc. (1) (2)	130	2,015
Deluxe Corp.	210	8,614
DeVry Inc. (1) (2)	290	6,006
Donnelley (R.R.) & Sons Co.	932	29,190
Education Management Corp. (1)	300	7,992
Equifax Inc.	580	15,289
First Health Group Corp. (1)	390	6,275
Gartner Inc. Class A (1)	454	5,307
Heidrick & Struggles International Inc. (1)	80	2,306
Hooper Holmes Inc.	270	1,210
Insurance Auto Auctions Inc. (1)	50	857
ITT Educational Services Inc. (1) (2)	195	7,030
Kelly Services Inc. Class A (2)	140	3,739
Korn/Ferry International (1) (2)	160	2,917
Labor Ready Inc. (1) (2)	170	2,383
Laureate Education Inc. (1)	210	7,816
Manpower Inc.	369	16,417
MAXIMUS Inc. (1)	90	2,593
McKesson Corp.	1,210	31,036
MemberWorks Inc. (1) (2)	40	1,050
Midas Inc. (1) (2)	60	972
MoneyGram International Inc.	370	6,320
Moody’s Corp.	620	45,415
MPS Group Inc. (1)	440	3,700
NCO Group Inc. (1) (2)	144	3,881
On Assignment Inc. (1)	110	488
PAREXEL International Corp. (1)	110	2,156
Paychex Inc.	1,570	47,335
Pharmaceutical Product Development Inc. (1) (2)	230	8,280
Pre-Paid Legal Services Inc. (1) (2)	70	1,798
PRG-Schultz International Inc. (1)	260	1,492
Quanta Services Inc. (1)	490	2,964
Rent-A-Center Inc. (1)	340	8,792
Rewards Network Inc. (1)	100	667

Robert Half International Inc.	710	18,297
Rollins Inc. (2)	190	4,615
Sotheby’s Holdings Inc. Class A (1)	260	4,087
SOURCECORP Inc. (1)	70	1,550
Spherion Corp. (1) (2)	250	1,955
StarTek Inc.	60	1,882
United Rentals Inc. (1)	320	5,085
Valassis Communications Inc. (1) (2)	220	6,508
Viad Corp.	93	2,207
Volt Information Sciences Inc. (1)	60	1,726
Watson Wyatt & Co. Holdings	140	3,682

		627,009

COMPUTERS—3.84%
Affiliated Computer Services Inc. Class A (1) (2)	541	30,117
Agilysys Inc.	140	2,421
Apple Computer Inc. (1)	1,605	62,194
BISYS Group Inc. (The) (1) (2)	490	7,159
Brooktrout Inc. (1)	50	453
CACI International Inc. Class A (1)	120	6,334
Cadence Design Systems Inc. (1)	1,100	14,344
Carreker Corp. (1)	100	761
Catapult Communications Corp. (1)	50	942
Ceridian Corp. (1)	620	11,414
CIBER Inc. (1) (2)	270	2,030
Cognizant Technology Solutions Corp. (1)	570	17,391
Computer Sciences Corp. (1)	780	36,738
Dell Inc. (1)	10,340	368,104
Diebold Inc.	300	14,010
DST Systems Inc. (1) (2)	350	15,564
Electronic Data Systems Corp.	2,124	41,184
EMC Corp. (1)	9,951	114,835
FactSet Research Systems Inc.	140	6,748
Gateway Inc. (1)	1,665	8,242
Henry (Jack) & Associates Inc.	370	6,945
Hewlett-Packard Co.	12,507	234,506
Hutchinson Technology Inc. (1)	110	2,940
Imation Corp. (2)	150	5,338
International Business Machines Corp.	6,938	594,864
Kronos Inc. (1) (2)	130	5,758
Lexmark International Inc. (1)	536	45,029
Manhattan Associates Inc. (1) (2)	130	3,175
McDATA Corp. Class A (1) (2)	480	2,414
Mentor Graphics Corp. (1) (2)	290	3,180
Mercury Computer Systems Inc. (1) (2)	90	2,423
MICROS Systems Inc. (1)	80	4,006
National Instruments Corp. (2)	330	9,989
NCR Corp. (1)	390	19,340
Network Appliance Inc. (1)	1,517	34,891
NYFIX Inc. (1) (2)	130	790
Phoenix Technologies Ltd. (1)	100	499
QRS Corp. (1)	60	415
Quantum Corp. (1)	740	1,709
Radiant Systems Inc. (1)	120	482
RadiSys Corp. (1)	80	1,116
Reynolds & Reynolds Co. (The) Class A	280	6,908
SanDisk Corp. (1) (2)	700	20,384
SCM Microsystems Inc. (1)	60	164
Storage Technology Corp. (1)	460	11,620
Sun Microsystems Inc. (1)	13,755	55,570
SunGard Data Systems Inc. (1)	1,200	28,524
Synaptics Inc. (1)	103	2,076
Synopsys Inc. (1)	163	2,580
TALX Corp. (2)	60	1,385
Unisys Corp. (1)	1,380	14,242

		1,884,247

COSMETICS & PERSONAL CARE—2.20%
Alberto-Culver Co.	392	17,044
Avon Products Inc.	1,956	85,438
Colgate-Palmolive Co.	2,207	99,712
Gillette Co. (The)	4,163	173,764
Kimberly-Clark Corp.	2,048	132,280
Procter & Gamble Co.	10,529	569,829

		1,078,067

DISTRIBUTION & WHOLESALE—0.26%
Advanced Marketing Services Inc. (2)	80	863
Bell Microproducts Inc. (1)	110	854
Building Materials Holdings Corp.	60	1,651
CDW Corp.	350	20,310
Fastenal Co. (2)	320	18,432
Genuine Parts Co.	720	27,634
Grainger (W.W.) Inc.	380	21,907
Hughes Supply Inc.	268	8,059
ScanSource Inc. (1)	54	3,445
SCP Pool Corp. (2)	225	6,016
Tech Data Corp. (1)	240	9,252
United Stationers Inc. (1)	140	6,076
Watsco Inc.	110	3,303

		127,802

DIVERSIFIED FINANCIAL SERVICES—7.44%
American Express Co.	5,251	270,216
AmeriCredit Corp. (1) (2)	650	13,572
Bear Stearns Companies Inc. (The)	432	41,545
Capital One Financial Corp.	1,012	74,787
Citigroup Inc.	21,456	946,639
Countrywide Financial Corp.	2,330	91,779
E*TRADE Financial Corp. (1)	1,608	18,363
Eaton Vance Corp.	290	11,713
Edwards (A.G.) Inc.	330	11,425
Federal Home Loan Mortgage Corp.	2,855	186,260
Federal National Mortgage Association	4,018	254,741
Federated Investors Inc. Class B	450	12,798
Financial Federal Corp. (1)	80	2,998
Franklin Resources Inc. (2)	1,039	57,935
Goldman Sachs Group Inc. (The)	2,012	187,599
IndyMac Bancorp Inc.	275	9,955
Investment Technology Group Inc. (1)	190	2,907
Janus Capital Group Inc.	1,000	13,610
Jefferies Group Inc.	230	7,928
JP Morgan Chase & Co.	14,753	586,137
LaBranche & Co. Inc. (1) (2)	250	2,112
Legg Mason Inc.	420	22,373
Lehman Brothers Holdings Inc.	1,123	89,526
MBNA Corp.	5,301	133,585
Merrill Lynch & Co. Inc.	3,891	193,461
Morgan Stanley	4,558	224,709
New Century Financial Corp. (2)	150	9,033
Piper Jaffray Companies Inc. (1)	80	3,167
Providian Financial Corp. (1)	1,210	18,803
Raymond James Financial Inc.	300	7,236
Schwab (Charles) Corp. (The)	2,825	25,962
SLM Corp.	1,823	81,306
SWS Group Inc.	70	1,126
T. Rowe Price Group Inc.	542	27,609
Waddell & Reed Financial Inc. Class A	340	7,480
World Acceptance Corp. (1)	78	1,813

		3,652,208

ELECTRIC—2.84%
AES Corp. (The) (1)	2,677	26,743
Allegheny Energy Inc. (1) (2)	530	8,459
ALLETE Inc.	120	3,900
Alliant Energy Corp.	460	11,445
Ameren Corp.	822	37,935
American Electric Power Co. Inc.	1,650	52,734

Aquila Inc. (1)	1,214	3,788
Avista Corp.	200	3,620
Black Hills Corp. (2)	130	3,611
Calpine Corp. (1) (2)	2,032	5,893
CenterPoint Energy Inc.	1,280	13,261
Central Vermont Public Service Corp.	50	1,005
CH Energy Group Inc.	70	3,206
Cinergy Corp. (2)	767	30,373
Cleco Corp.	200	3,448
CMS Energy Corp. (1) (2)	670	6,378
Consolidated Edison Inc. (2)	1,005	42,250
Constellation Energy Group Inc.	746	29,721
Dominion Resources Inc.	1,366	89,131
DPL Inc.	530	10,907
DTE Energy Co. (2)	739	31,178
Duke Energy Corp.	3,880	88,813
Duquesne Light Holdings Inc. (2)	310	5,568
Edison International	1,360	36,054
El Paso Electric Co. (1)	200	3,214
Energy East Corp.	610	15,360
Entergy Corp.	950	57,579
Exelon Corp.	2,738	100,457
FirstEnergy Corp.	1,370	56,280
FPL Group Inc.	770	52,606
Great Plains Energy Inc. (2)	317	9,241
Green Mountain Power Corp.	20	521
Hawaiian Electric Industries Inc. (2)	361	9,581
IDACORP Inc. (2)	160	4,650
MDU Resources Group Inc.	515	13,560
NiSource Inc.	1,090	22,901
Northeast Utilities	538	10,432
NSTAR	220	10,802
OGE Energy Corp. (2)	360	9,083
Pepco Holdings Inc.	806	16,039
PG&E Corp. (1)	1,659	50,434
Pinnacle West Capital Corp.	380	15,770
PNM Resources Inc. (2)	254	5,718
PPL Corp. (2)	792	37,367
Progress Energy Inc.	1,020	43,187
Public Service Enterprise Group Inc. (2)	980	41,748
Puget Energy Inc.	444	10,079
SCANA Corp.	460	17,176
Sierra Pacific Resources Corp. (1) (2)	490	4,385
Southern Co. (The)	3,054	91,559
TECO Energy Inc.	844	11,419
TXU Corp.	1,236	59,229
UIL Holdings Corp. (2)	60	2,951
UniSource Energy Corp.	140	3,409
Westar Energy Inc.	355	7,171
Wisconsin Energy Corp.	490	15,631
WPS Resources Corp. (2)	150	6,748
Xcel Energy Inc.	1,660	28,751

		1,394,459

ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Advanced Energy Industries Inc. (1)	140	1,301
American Power Conversion Corp.	830	14,434
AMETEK Inc.	280	8,490
Artesyn Technologies Inc. (1) (2)	160	1,597
Belden CDT Inc. (2)	194	4,229
C&D Technologies Inc.	110	2,092
Emerson Electric Co.	1,750	108,307
Energizer Holdings Inc. (1) (2)	326	15,029
Hubbell Inc. Class B	250	11,207
Intermagnetics General Corp. (1)	104	2,408
Littelfuse Inc. (1)	92	3,177
Magnetek Inc. (1)	120	896
Molex Inc.	790	23,558
Power-One Inc. (1)	350	2,268

Rayovac Corp. (1)	142	3,742
Vicor Corp.	170	1,719
Wilson Greatbatch Technologies Inc. (1)	90	1,610

		206,064

ELECTRONICS—0.80%
Agilent Technologies Inc. (1)	2,048	44,175
Amphenol Corp. Class A (1)	364	12,471
Analogic Corp.	60	2,501
Applera Corp. - Applied Biosystems Group	844	15,926
Arrow Electronics Inc. (1)	490	11,064
Avnet Inc. (1)	500	8,560
Bei Technologies Inc.	60	1,644
Bel Fuse Inc. Class B	50	1,654
Benchmark Electronics Inc. (1)	170	5,066
Brady Corp. Class A	100	4,877
Checkpoint Systems Inc. (1) (2)	140	2,180
Coherent Inc. (1)	120	3,113
CTS Corp. (2)	150	1,890
Cubic Corp. (2)	110	2,519
Cymer Inc. (1)	150	4,299
Daktronics Inc. (1)	78	1,907
Dionex Corp. (1)	90	4,923
Electro Scientific Industries Inc. (1)	120	2,082
FEI Co. (1)	140	2,766
Fisher Scientific International Inc. (1)	473	27,590
FLIR Systems Inc. (1) (2)	140	8,190
Gentex Corp.	320	11,242
InVision Technologies Inc. (1)	70	3,149
Itron Inc. (1) (2)	80	1,396
Jabil Circuit Inc. (1)	830	19,090
Keithley Instruments Inc.	60	1,047
KEMET Corp. (1)	360	2,912
Meade Instruments Corp. (1)	80	249
Methode Electronics Inc.	150	1,918
Park Electrochemical Corp.	80	1,696
Parker Hannifin Corp.	508	29,901
Paxar Corp. (1)	160	3,629
PerkinElmer Inc.	530	9,127
Photon Dynamics Inc. (1)	70	1,421
Planar Systems Inc. (1) (2)	60	673
Plexus Corp. (1) (2)	180	1,987
Rogers Corp. (1)	70	2,974
Sanmina-SCI Corp. (1)	538	3,793
SBS Technologies Inc. (1)	60	732
Solectron Corp. (1)	4,035	19,973
Sonic Solutions Inc. (1)	97	1,583
Symbol Technologies Inc.	1,047	13,234
Technitrol Inc. (1)	170	3,315
Tektronix Inc.	350	11,637
Thermo Electron Corp. (1)	680	18,374
Thomas & Betts Corp.	240	6,437
Trimble Navigation Ltd. (1)	210	6,636
Varian Inc. (1)	140	5,302
Vishay Intertechnology Inc. (1) (2)	670	8,643
Waters Corp. (1)	498	21,962
Watts Water Technologies Inc. Class A	130	3,490
Woodward Governor Co.	50	3,374
X-Rite Inc.	90	1,311

		391,604

ENERGY—ALTERNATE SOURCES—0.01%
Headwaters Inc. (1)	164	5,061

		5,061

ENGINEERING & CONSTRUCTION—0.09%
Dycom Industries Inc. (1)	200	5,678
EMCOR Group Inc. (1) (2)	60	2,257
Fluor Corp. (2)	340	15,137

Granite Construction Inc.	170	4,063
Insituform Technologies Inc. Class A (1) (2)	110	2,054
Jacobs Engineering Group Inc. (1)	230	8,807
Shaw Group Inc. (The) (1) (2)	240	2,880
URS Corp. (1)	206	5,496

		46,372

ENTERTAINMENT—0.19%
Argosy Gaming Co. (1)	120	4,704
GTECH Holdings Corp.	500	12,660
International Game Technology Inc.	1,440	51,768
International Speedway Corp. Class A	220	10,978
Macrovision Corp. (1)	200	4,816
Pinnacle Entertainment Inc. (1)	201	2,774
Shuffle Master Inc. (1) (2)	104	3,896
Six Flags Inc. (1)	380	2,067

		93,663

ENVIRONMENTAL CONTROL—0.24%
Allied Waste Industries Inc. (1)	1,340	11,859
IMCO Recycling Inc. (1)	60	684
Ionics Inc. (1) (2)	104	2,808
Republic Services Inc. (2)	645	19,195
Stericycle Inc. (1)	203	9,318
Tetra Tech Inc. (1) (2)	230	2,914
Waste Connections Inc. (1)	210	6,653
Waste Management Inc.	2,411	65,917

		119,348

FOOD—1.86%
Albertson’s Inc. (2)	1,530	36,613
American Italian Pasta Co. Class A (2)	70	1,830
Archer-Daniels-Midland Co.	2,690	45,676
Campbell Soup Co.	1,710	44,956
ConAgra Foods Inc.	2,194	56,408
Corn Products International Inc. (2)	150	6,915
Dean Foods Co. (1)	650	19,513
Flowers Foods Inc. (2)	190	4,911
General Mills Inc.	1,594	71,571
Great Atlantic & Pacific Tea Co. (1) (2)	160	976
Hain Celestial Group Inc. (1) (2)	140	2,475
Heinz (H.J.) Co.	1,470	52,949
Hershey Foods Corp.	1,019	47,597
Hormel Foods Corp.	580	15,532
J&J Snack Foods Corp. (1)	40	1,715
Kellogg Co.	1,733	73,930
Kroger Co. (1)	3,100	48,112
Lance Inc.	120	1,938
McCormick & Co. Inc. NVS	580	19,917
Nash Finch Co.	50	1,572
Performance Food Group Co. (1)	190	4,503
Ralcorp Holdings Inc.	120	4,332
Ruddick Corp.	190	3,732
Safeway Inc. (1)	1,890	36,496
Sanderson Farms Inc.	83	2,776
Sara Lee Corp.	3,290	75,209
Smithfield Foods Inc. (1)	460	11,500
Smucker (J.M.) Co. (The)	236	10,481
SUPERVALU Inc. (2)	560	15,428
Sysco Corp.	2,655	79,438
Tootsie Roll Industries Inc.	215	6,282
Tyson Foods Inc. Class A	1,460	23,389
United Natural Foods Inc. (1)	160	4,256
Whole Foods Market Inc. (2)	261	22,391
Winn-Dixie Stores Inc. (2)	148	457
Wrigley (William Jr.) Co.	933	59,068

		914,844

FOREST PRODUCTS & PAPER—0.59%
Boise Cascade Corp.	360	11,981
Bowater Inc.	230	8,784
Buckeye Technologies Inc. (1)	150	1,672
Caraustar Industries Inc. (1) (2)	120	2,012
Deltic Timber Corp.	50	1,989
Georgia-Pacific Corp.	1,092	39,257
Glatfelter Co.	180	2,230
International Paper Co.	2,012	81,305
Longview Fibre Co.	210	3,202
Louisiana-Pacific Corp.	481	12,482
MeadWestvaco Corp.	830	26,477
Pope & Talbot Inc.	60	1,056
Potlatch Corp.	120	5,617
Rock-Tenn Co. Class A	140	2,204
Schweitzer-Mauduit International Inc.	60	1,944
Temple-Inland Inc.	230	15,444
Wausau-Mosinee Paper Corp. (2)	220	3,663
Weyerhaeuser Co.	997	66,281

		287,600

GAS—0.33%
AGL Resources Inc.	270	8,308
Atmos Energy Corp.	263	6,625
Cascade Natural Gas Corp.	50	1,061
Energen Corp.	150	7,732
KeySpan Corp. (2)	660	25,872
Laclede Group Inc. (The)	80	2,338
New Jersey Resources Corp.	110	4,554
Nicor Inc. (2)	180	6,606
Northwest Natural Gas Co.	110	3,490
NUI Corp.	70	934
ONEOK Inc.	456	11,865
Peoples Energy Corp. (2)	150	6,252
Piedmont Natural Gas Co. (2)	175	7,689
Sempra Energy	964	34,887
Southern Union Co. (1)	376	7,708
Southwest Gas Corp.	140	3,353
UGI Corp.	214	7,974
Vectren Corp.	320	8,058
WGL Holdings Inc.	200	5,652

		160,958

HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.	140	3,312
Black & Decker Corp.	333	25,788
Kennametal Inc.	150	6,772
Milacron Inc. (1) (2)	140	437
Regal-Beloit Corp.	100	2,419
Snap-On Inc.	240	6,614
Stanley Works (The)	340	14,460

		59,802

HEALTH CARE-PRODUCTS—3.80%
Advanced Medical Optics Inc. (1)	148	5,856
American Medical Systems Holdings Inc. (1)	140	5,078
ArthroCare Corp. (1)	90	2,636
Bard (C.R.) Inc.	440	24,917
Bausch & Lomb Inc. (2)	220	14,619
Baxter International Inc.	2,543	81,783
Beckman Coulter Inc.	260	14,591
Becton, Dickinson & Co.	1,037	53,613
BioLase Technology Inc. (2)	100	816
Biomet Inc.	1,057	49,552
Biosite Inc. (1) (2)	60	2,938
Boston Scientific Corp. (1)	3,487	138,539
CONMED Corp. (1)	120	3,156
Cooper Companies Inc.	146	10,008
Cyberonics Inc. (1) (2)	97	1,985
Cytyc Corp. (1)	460	11,109

Datascope Corp.	60	2,238
DENTSPLY International Inc.	330	17,140
Diagnostic Products Corp. (2)	120	4,904
DJ Orthopedics Inc. (1)	90	1,588
Edwards Lifesciences Corp. (1) (2)	250	8,375
Guidant Corp.	1,302	85,984
Haemonetics Corp. (1)	100	3,284
Henry Schein Inc. (1)	180	11,216
Hillenbrand Industries Inc.	260	13,138
Hologic Inc. (1) (2)	80	1,542
ICU Medical Inc. (1) (2)	60	1,562
IDEXX Laboratories Inc. (1)	150	7,611
Immucor Inc. (1)	124	3,069
INAMED Corp. (1)	150	7,150
Invacare Corp.	130	5,980
Johnson & Johnson	12,294	692,521
Kensey Nash Corp. (1)	56	1,467
Medtronic Inc.	5,006	259,811
Mentor Corp.	190	6,399
Merit Medical Systems Inc. (1)	108	1,632
Osteotech Inc. (1)	70	276
Patterson Companies Inc. (1) (2)	280	21,437
PolyMedica Corp.	110	3,388
Possis Medical Inc. (1) (2)	70	1,096
ResMed Inc. (1)	140	6,665
Respironics Inc. (1)	150	8,016
Sola International Inc. (1)	130	2,476
St. Jude Medical Inc. (1)	745	56,076
Steris Corp. (1)	290	6,363
Stryker Corp.	1,660	79,813
SurModics Inc. (1) (2)	70	1,662
Sybron Dental Specialties Inc. (1)	160	4,750
TECHNE Corp. (1)	170	6,491
Varian Medical Systems Inc. (1)	560	19,359
Viasys Healthcare Inc. (1)	130	2,175
VISX Inc. (1)	200	4,120
Vital Sign Inc.	50	1,599
Zimmer Holdings Inc. (1)	1,027	81,174

		1,864,743

HEALTH CARE-SERVICES—1.49%
Aetna Inc.	645	64,455
American Healthways Inc. (1) (2)	130	3,784
AMERIGROUP Corp. (1)	100	5,625
AmSurg Corp. (1)	120	2,542
Anthem Inc. (1) (2)	580	50,605
Apria Healthcare Group Inc. (1) (2)	210	5,722
Centene Corp. (1) (2)	80	3,406
Community Health Systems Inc. (1)	360	9,605
Covance Inc. (1)	260	10,392
Coventry Health Care Inc. (1)	374	19,960
Gentiva Health Services Inc. (1)	101	1,653
HCA Inc. (2)	2,016	76,910
Health Management Associates Inc. Class A (2)	1,000	20,430
Health Net Inc. (1)	470	11,618
Humana Inc. (1)	670	13,387
LabOne Inc. (1)	71	2,075
LifePoint Hospitals Inc. (1)	160	4,802
Lincare Holdings Inc. (1) (2)	410	12,181
Manor Care Inc.	370	11,085
OCA Inc. (1) (2)	210	995
Odyssey Healthcare Inc. (1) (2)	150	2,662
PacifiCare Health Systems Inc. (1) (2)	365	13,395
Pediatrix Medical Group Inc. (1)	100	5,485
Province Healthcare Co. (1)	200	4,184
Quest Diagnostics Inc. (2)	430	37,935
RehabCare Group Inc. (1)	70	1,612
Renal Care Group Inc. (1) (2)	282	9,089
Sierra Health Services Inc. (1) (2)	110	5,272

Sunrise Senior Living Inc. (1)	80	2,810
Tenet Healthcare Corp. (1)	1,953	21,073
Triad Hospitals Inc. (1)	340	11,710
United Surgical Partners International Inc. (1)	110	3,778
UnitedHealth Group Inc.	2,751	202,859
Universal Health Services Inc. Class B	240	10,440
WellPoint Health Networks Inc. (1)	659	69,254

		732,790

HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	289	16,372

		16,372

HOME BUILDERS—0.48%
Centex Corp.	520	26,239
Champion Enterprises Inc. (1) (2)	364	3,746
Coachmen Industries Inc.	60	947
D.R. Horton Inc.	980	32,448
Fleetwood Enterprises Inc. (1) (2)	279	4,235
Hovnanian Enterprises Inc. Class A (1)	272	10,907
KB Home	190	16,053
Lennar Corp. Class A (2)	650	30,940
M.D.C. Holdings Inc.	132	9,649
Meritage Homes Corp. (1)	54	4,244
Monaco Coach Corp.	120	2,598
NVR Inc. (1) (2)	28	15,428
Pulte Homes Inc.	538	33,017
Ryland Group Inc.	100	9,266
Skyline Corp.	40	1,602
Standard-Pacific Corp.	140	7,892
Thor Industries Inc. (2)	240	6,353
Toll Brothers Inc. (1) (2)	325	15,057
Winnebago Industries Inc.	140	4,850

		235,471

HOME FURNISHINGS—0.18%
Applica Inc. (1)	100	404
Bassett Furniture Industries Inc.	50	944
Ethan Allen Interiors Inc.	150	5,212
Fedders Corp.	130	532
Furniture Brands International Inc.	230	5,768
Harman International Industries Inc.	281	30,278
La-Z-Boy Inc. (2)	220	3,340
Leggett & Platt Inc.	800	22,480
Maytag Corp.	83	1,525
Whirlpool Corp.	290	17,426

		87,909

HOUSEHOLD PRODUCTS & WARES—0.35%
American Greetings Corp. Class A	280	7,034
Avery Dennison Corp.	460	30,259
Blyth Inc.	170	5,253
Church & Dwight Co. Inc.	254	7,127
Clorox Co.	880	46,904
Fortune Brands Inc.	596	44,158
Fossil Inc. (1) (2)	284	8,787
Harland (John H.) Co. (2)	120	3,762
Russ Berrie & Co. Inc.	90	1,813
Scotts Co. (The) Class A (1) (2)	147	9,430
Standard Register Co. (The) (2)	120	1,260
Tupperware Corp.	240	4,075
WD-40 Co. (2)	70	2,002

		171,864

HOUSEWARES—0.07%
Enesco Group Inc. (1)	60	411
Libbey Inc.	60	1,122
National Presto Industries Inc.	30	1,255
Newell Rubbermaid Inc.	1,140	22,846
Toro Co.	100	6,830

		32,464

INSURANCE—4.81%
ACE Ltd.	1,183	47,391
AFLAC Inc.	2,112	82,812
Allmerica Financial Corp. (1)	220	5,914
Allstate Corp. (The)	2,870	137,731
Ambac Financial Group Inc.	450	35,977
American Financial Group Inc.	300	8,967
American International Group Inc.	10,791	733,680
AmerUs Group Co. (2)	160	6,560
AON Corp.	1,310	37,649
Berkley (W.R.) Corp.	350	14,756
Brown & Brown Inc. (2)	290	13,253
Chubb Corp.	793	55,732
CIGNA Corp.	575	40,037
Cincinnati Financial Corp.	704	29,019
Delphi Financial Group Inc. Class A	130	5,222
Everest Re Group Ltd.	230	17,096
Fidelity National Financial Inc.	740	28,194
First American Corp.	392	12,085
Gallagher (Arthur J.) & Co. (2)	380	12,589
Hartford Financial Services Group Inc.	1,213	75,121
HCC Insurance Holdings Inc.	270	8,140
Hilb, Rogal & Hobbs Co. (2)	150	5,433
Horace Mann Educators Corp.	180	3,164
Jefferson-Pilot Corp.	569	28,257
LandAmerica Financial Group Inc.	80	3,640
Lincoln National Corp.	740	34,780
Loews Corp.	770	45,045
Marsh & McLennan Companies Inc.	2,172	99,391
MBIA Inc.	600	34,926
MetLife Inc.	3,106	120,047
MGIC Investment Corp. (2)	410	27,285
Ohio Casualty Corp. (1) (2)	250	5,232
Old Republic International Corp.	760	19,023
Philadelphia Consolidated Holding Corp. (1)	90	4,961
PMI Group Inc. (The)	400	16,232
Presidential Life Corp. (2)	120	2,062
Principal Financial Group Inc.	1,297	46,653
ProAssurance Corp. (1)	127	4,448
Progressive Corp. (The)	900	76,275
Protective Life Corp.	290	11,400
Prudential Financial Inc.	2,163	101,748
Radian Group Inc.	390	18,030
RLI Corp.	100	3,755
SAFECO Corp. (2)	521	23,784
SCPIE Holdings Inc.	40	359
Selective Insurance Group Inc. (2)	110	4,092
St. Paul Travelers Companies Inc.	2,767	91,477
StanCorp Financial Group Inc.	120	8,544
Stewart Information Services Corp.	70	2,758
Torchmark Corp.	470	24,995
UICI	190	6,221
Unitrin Inc.	280	11,640
UNUMProvident Corp. (2)	1,230	19,299
XL Capital Ltd. Class A	584	43,210
Zenith National Insurance Corp.	80	3,385

		2,359,476

INTERNET—1.20%
Avocent Corp. (1)	200	5,206
CheckFree Corp. (1) (2)	359	9,934
Digital Insight Corp. (1)	161	2,194
eBay Inc. (1)	2,738	251,732
FindWhat.com (1) (2)	124	2,323
Internet Security Systems Inc. (1)	210	3,570
j2 Global Communications Inc. (1) (2)	100	3,159

Macromedia Inc. (1)	304	6,104
McAfee Inc. (1)	670	13,467
Monster Worldwide Inc. (1)	523	12,887
Netegrity Inc. (1)	140	1,051
PC-Tel Inc. (1)	80	661
RSA Security Inc. (1)	250	4,825
Symantec Corp. (1) (2)	1,303	71,509
Verity Inc. (1)	160	2,061
WebEx Communications Inc. (1)	180	3,928
Websense Inc. (1) (2)	90	3,750
Yahoo! Inc. (1)	5,635	191,083

		589,444

IRON & STEEL—0.17%
Allegheny Technologies Inc.	388	7,081
Carpenter Technology Corp.	114	5,442
Cleveland-Cliffs Inc. (1) (2)	54	4,367
Material Sciences Corp. (1)	60	809
Nucor Corp. (2)	330	30,152
Reliance Steel & Aluminum Co.	130	5,161
Ryerson Tull Inc.	100	1,717
Steel Dynamics Inc.	200	7,724
Steel Technologies Inc.	40	1,025
United States Steel Corp. (2)	471	17,719

		81,197

LEISURE TIME—0.53%
Arctic Cat Inc.	90	2,335
Bally Total Fitness Holding Corp. (1)	140	510
Brunswick Corp.	402	18,396
Callaway Golf Co. (2)	320	3,382
Carnival Corp. (2)	2,622	123,994
Harley-Davidson Inc.	1,225	72,814
K2 Inc. (1) (2)	217	3,105
Multimedia Games Inc. (1)	113	1,751
Nautilus Group Inc. (The) (2)	140	3,163
Pegasus Solutions Inc. (1)	100	1,192
Polaris Industries Inc. (2)	180	10,048
Sabre Holdings Corp.	582	14,276
WMS Industries Inc. (1) (2)	120	3,083

		258,049

LODGING—0.42%
Aztar Corp. (1)	140	3,710
Boyd Gaming Corp.	355	9,993
Caesars Entertainment Inc. (1)	1,329	22,194
Harrah’s Entertainment Inc.	460	24,371
Hilton Hotels Corp.	1,637	30,841
Mandalay Resort Group	291	19,977
Marcus Corp.	120	2,336
Marriott International Inc. Class A (2)	965	50,141
Prime Hospitality Corp. (1)	180	2,191
Starwood Hotels & Resorts Worldwide Inc.	880	40,850

		206,604

MACHINERY—0.66%
AGCO Corp. (1) (2)	398	9,003
Albany International Corp. Class A	140	4,173
Applied Industrial Technologies Inc.	80	2,859
Astec Industries Inc. (1)	80	1,530
Briggs & Stratton Corp.	115	9,338
Caterpillar Inc.	1,419	114,159
Cognex Corp. (2)	216	5,659
Cummins Inc. (2)	180	13,300
Deere & Co.	1,039	67,067
Flowserve Corp. (1)	230	5,561
Gardner Denver Inc. (1)	108	2,978
Gerber Scientific Inc. (1)	90	593
Graco Inc.	284	9,514

IDEX Corp. (2)	210	7,132
JLG Industries Inc. (2)	180	3,024
Lindsay Manufacturing Co.	50	1,341
Manitowoc Co. Inc. (The)	110	3,901
Nordson Corp.	140	4,806
Robbins & Myers Inc. (2)	60	1,320
Rockwell Automation Inc.	780	30,186
Stewart & Stevenson Services Inc.	120	2,120
Tecumseh Products Co. Class A	80	3,350
Thomas Industries Inc.	70	2,198
Zebra Technologies Corp. Class A (1)	300	18,303

		323,415

MANUFACTURING—5.48%
Acuity Brands Inc.	170	4,041
AptarGroup Inc.	150	6,596
Barnes Group Inc. (2)	90	2,472
Brink’s Co. (The)	230	6,939
Carlisle Companies Inc.	130	8,311
CLARCOR Inc.	110	5,244
Cooper Industries Ltd.	390	23,010
Crane Co.	250	7,230
CUNO Inc. (1)	70	4,043
Danaher Corp.	1,280	65,638
Donaldson Co. Inc. (2)	360	10,220
Dover Corp.	840	32,651
Eastman Kodak Co.	1,190	38,342
Eaton Corp.	626	39,695
Federal Signal Corp. (2)	200	3,716
General Electric Co.	43,733	1,468,554
Griffon Corp. (1)	120	2,532
Harsco Corp.	170	7,633
Honeywell International Inc.	3,564	127,805
Illinois Tool Works Inc. (2)	1,252	116,649
Ingersoll-Rand Co. Class A	720	48,938
ITT Industries Inc.	380	30,396
Lancaster Colony Corp.	150	6,325
Lydall Inc. (1)	70	651
Myers Industries Inc.	132	1,445
Pall Corp. (2)	520	12,730
Pentair Inc.	420	14,662
Roper Industries Inc.	150	8,619
Smith (A.O.) Corp. (2)	120	2,922
SPX Corp. (2)	320	11,328
Standex International Corp.	50	1,225
Sturm Ruger & Co. Inc.	110	991
Teleflex Inc.	170	7,225
Textron Inc.	587	37,726
3M Co.	3,242	259,263
Tredegar Corp. (2)	160	2,912
Trinity Industries Inc. (2)	190	5,922
Tyco International Ltd. (2)	8,319	255,061

		2,689,662

MEDIA—3.05%
Belo (A.H.) Corp.	480	10,819
Clear Channel Communications Inc.	2,443	76,148
Comcast Corp. Class A (1)	9,256	261,389
Dow Jones & Co. Inc.	340	13,807
Emmis Communications Corp. (1)	230	4,154
Entercom Communications Corp. (1)	210	6,859
4Kids Entertainment Inc. (1) (2)	60	1,212
Gannett Co. Inc.	1,102	92,304
Information Holdings Inc. (1)	90	2,451
Knight Ridder Inc.	330	21,599
Lee Enterprises Inc.	190	8,805
McGraw-Hill Companies Inc. (The)	792	63,114
Media General Inc. Class A	100	5,595
Meredith Corp.	210	10,790

Nelson (Thomas) Inc.	60	1,173
New York Times Co. Class A (2)	620	24,242
Readers Digest Association Inc. (The)	410	5,982
Scholastic Corp. (1)	160	4,942
Time Warner Inc. (1)	18,938	305,659
Tribune Co.	1,337	55,018
Univision Communications Inc. Class A (1)	1,340	42,357
Viacom Inc. Class B	7,185	241,129
Walt Disney Co. (The)	8,520	192,126
Washington Post Co. (The) Class B	40	36,800
Westwood One Inc. (1)	420	8,303

		1,496,777

METAL FABRICATE & HARDWARE—0.11%
Castle (A.M.) & Co. (1)	70	711
Commercial Metals Co.	120	4,766
Kaydon Corp. (2)	120	3,452
Lawson Products Inc.	40	1,639
Mueller Industries Inc.	140	6,013
Precision Castparts Corp.	281	16,874
Quanex Corp.	70	3,590
Timken Co. (The)	370	9,109
Valmont Industries Inc.	100	2,087
Wolverine Tube Inc. (1)	50	578
Worthington Industries Inc. (2)	360	7,686

		56,505

MINING—0.58%
Alcoa Inc.	3,610	121,260
AMCOL International Corp.	122	2,333
Brush Engineered Materials Inc. (1)	70	1,450
Century Aluminum Co. (1)	160	4,437
Commonwealth Industries Inc. (1)	70	654
Freeport-McMoRan Copper & Gold Inc.	742	30,051
Newmont Mining Corp.	1,835	83,548
Owens & Minor Inc.	160	4,064
Phelps Dodge Corp.	393	36,168
RTI International Metals Inc. (1)	90	1,743

		285,708

OFFICE & BUSINESS EQUIPMENT—0.20%
Global Imaging Systems Inc. (1) (2)	90	2,797
Imagistics International Inc. (1)	70	2,352
Pitney Bowes Inc.	970	42,777
Xerox Corp. (1)	3,535	49,773

		97,699

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	300	7,395
HNI Corp.	240	9,499
Interface Inc. Class A (1)	210	1,684

		18,578

OIL & GAS—6.19%
Amerada Hess Corp.	387	34,443
Anadarko Petroleum Corp.	1,050	69,678
Apache Corp.	1,350	67,649
Atwood Oceanics Inc. (1)	60	2,852
Burlington Resources Inc.	1,648	67,238
Cabot Oil & Gas Corp.	140	6,286
ChevronTexaco Corp.	8,823	473,266
Cimarex Energy Co. (1)	170	5,940
ConocoPhillips	2,852	236,288
Devon Energy Corp.	1,014	72,004
ENSCO International Inc.	620	20,255
EOG Resources Inc.	501	32,991
Exxon Mobil Corp.	26,946	1,302,300
Forest Oil Corp. (1)	251	7,560
Frontier Oil Corp.	110	2,597

Helmerich & Payne Inc.	210	6,025
Kerr-McGee Corp.	624	35,724
Marathon Oil Corp.	1,432	59,113
Murphy Oil Corp.	380	32,973
Nabors Industries Ltd. (1)	633	29,973
Newfield Exploration Co. (1)	255	15,616
Noble Corp. (1)	560	25,172
Noble Energy Inc.	240	13,978
Occidental Petroleum Corp.	1,621	90,663
Patina Oil & Gas Corp.	319	9,433
Patterson-UTI Energy Inc.	680	12,968
Petroleum Development Corp. (1)	67	2,936
Pioneer Natural Resources Co.	641	22,093
Plains Exploration & Production Co. (1)	325	7,755
Pogo Producing Co.	270	12,812
Pride International Inc. (1) (2)	560	11,082
Remington Oil & Gas Corp. (1)	110	2,888
Rowan Companies Inc. (1)	444	11,722
Southwestern Energy Co. (1)	150	6,299
Spinnaker Exploration Co. (1)	140	4,906
St. Mary Land & Exploration Co. (2)	120	4,777
Stone Energy Corp. (1)	110	4,814
Sunoco Inc.	320	23,674
Swift Energy Co. (1)	120	2,875
Transocean Inc. (1)	1,328	47,516
Unit Corp. (1)	211	7,402
Unocal Corp.	1,104	47,472
Valero Energy Corp.	530	42,511
Vintage Petroleum Inc.	270	5,419
XTO Energy Inc. (2)	1,085	35,241

		3,037,179

OIL & GAS SERVICES—1.00%
Baker Hughes Inc.	1,384	60,508
Bank of America N.A. (1)	410	10,996
BJ Services Co.	685	35,901
Cal Dive International Inc. (1) (2)	160	5,699
CARBO Ceramics Inc.	77	5,555
Cooper Cameron Corp. (1)	241	13,216
Dril-Quip Inc. (1)	70	1,561
FMC Technologies Inc. (1)	280	9,352
Grant Prideco Inc. (1)	500	10,245
Halliburton Co.	1,856	62,529
Hanover Compressor Co. (1) (2)	300	4,035
Hydril Co. LP (1)	90	3,866
Input/Output Inc. (1) (2)	332	3,423
Lone Star Technologies Inc. (1)	120	4,536
Maverick Tube Corp. (1)	170	5,238
National-Oilwell Inc. (1) (2)	350	11,501
Oceaneering International Inc. (1)	100	3,684
Schlumberger Ltd.	2,445	164,573
Seacor Holdings Inc. (1)	80	3,740
Smith International Inc. (1)	447	27,146
Tetra Technologies Inc. (1)	90	2,795
Tidewater Inc.	250	8,138
Veritas DGC Inc. (1)	140	3,189
Weatherford International Ltd. (1)	553	28,214
W-H Energy Services Inc. (1)	110	2,283

		491,923

PACKAGING & CONTAINERS—0.17%
Ball Corp.	460	17,218
Bemis Co. Inc.	440	11,695
Chesapeake Corp.	111	2,666
Packaging Corp. of America	440	10,767
Pactiv Corp. (1)	641	14,903
Sealed Air Corp. (1)	350	16,223
Sonoco Products Co.	400	10,576

		84,048

PHARMACEUTICALS—5.83%
Abbott Laboratories (2)	6,466	273,900
Accredo Health Inc. (1)	200	4,714
Allergan Inc.	556	40,338
Alpharma Inc. Class A	220	4,024
AmerisourceBergen Corp.	470	25,244
Barr Pharmaceuticals Inc. (1)	442	18,312
Bradley Pharmaceuticals Inc. (1)	64	1,302
Bristol-Myers Squibb Co.	8,072	191,064
Cardinal Health Inc.	893	39,087
Caremark Rx Inc. (1)	1,927	61,799
Cephalon Inc. (1) (2)	230	11,017
Curative Health Services Inc. (1)	50	344
Express Scripts Inc. (1)	330	21,562
Forest Laboratories Inc. (1)	767	34,500
Gilead Sciences Inc. (1)	1,782	66,611
Hospira Inc. (1)	651	19,921
IVAX Corp. (1)	1,073	20,548
King Pharmaceuticals Inc. (1)	1,000	11,940
Lilly (Eli) & Co.	4,682	281,154
Medco Health Solutions Inc. (1)	1,130	34,917
Medicis Pharmaceutical Corp. Class A (2)	244	9,526
Merck & Co. Inc.	9,189	303,237
MGI Pharma Inc. (1) (2)	296	7,900
Mylan Laboratories Inc. (2)	1,120	20,160
Nature’s Sunshine Products Inc.	60	910
NBTY Inc. (1)	280	6,037
Noven Pharmaceuticals Inc. (1)	90	1,876
Omnicare Inc.	430	12,195
Par Pharmaceutical Companies Inc. (1)	140	5,030
Perrigo Co.	290	5,960
Pfizer Inc.	31,275	957,015
Priority Healthcare Corp. Class B (1) (2)	180	3,627
Schering-Plough Corp.	6,120	116,647
Sepracor Inc. (1) (2)	377	18,390
Theragenics Corp. (1)	120	438
Valeant Pharmaceuticals International	350	8,442
Watson Pharmaceuticals Inc. (1)	450	13,257
Wyeth	5,531	206,859

		2,859,804

PIPELINES—0.28%
Dynegy Inc. Class A (1) (2)	1,570	7,834
El Paso Corp. (2)	2,676	24,592
Equitable Resources Inc.	260	14,121
Kinder Morgan Inc.	511	32,101
National Fuel Gas Co. (2)	340	9,632
Questar Corp.	350	16,037
Western Gas Resources Inc.	314	8,977
Williams Companies Inc.	2,160	26,136

		139,430

REAL ESTATE INVESTMENT TRUSTS—0.71%
AMB Property Corp.	340	12,587
Apartment Investment & Management Co. Class A	390	13,564
Capital Automotive REIT (2)	182	5,691
Colonial Properties Trust (2)	110	4,424
Commercial Net Lease Realty Inc. (2)	255	4,646
Developers Diversified Realty Corp.	423	16,560
Entertainment Properties Trust	97	3,667
Equity Office Properties Trust	1,670	45,508
Equity Residential	1,188	36,828
Essex Property Trust Inc.	100	7,185
Gables Residential Trust	120	4,098
Glenborough Realty Trust Inc.	120	2,492
Highwoods Properties Inc. (2)	220	5,414
Hospitality Properties Trust	272	11,557
Kilroy Realty Corp.	120	4,564

Lexington Corporate Properties Trust (2)	212	4,603
Liberty Property Trust (2)	371	14,781
Mack-Cali Realty Corp.	259	11,474
New Plan Excel Realty Trust Inc.	453	11,325
Plum Creek Timber Co. Inc.	760	26,623
ProLogis	750	26,430
Rayonier Inc.	200	9,048
Shurgard Storage Centers Inc. Class A (2)	190	7,372
Simon Property Group Inc.	861	46,175
Sovran Self Storage Inc.	62	2,429
United Dominion Realty Trust Inc.	530	10,510

		349,555

RETAIL—7.12%
Abercrombie & Fitch Co. Class A	400	12,600
Aeropostale Inc. (1)	230	6,026
American Eagle Outfitters Inc.	300	11,055
AnnTaylor Stores Corp. (1)	324	7,582
Applebee’s International Inc.	344	8,696
AutoNation Inc. (1)	1,116	19,061
AutoZone Inc. (1)	346	26,729
Barnes & Noble Inc. (1)	311	11,507
Bed Bath & Beyond Inc. (1)	1,242	46,091
Best Buy Co. Inc.	1,350	73,224
Big Lots Inc. (1)	490	5,993
BJ’s Wholesale Club Inc. (1) (2)	290	7,929
Bob Evans Farms Inc.	150	4,074
Borders Group Inc.	320	7,936
Brinker International Inc. (1)	400	12,460
Brown Shoe Co. Inc.	80	2,005
Burlington Coat Factory Warehouse Corp. (2)	190	4,034
CarMax Inc. (1) (2)	430	9,267
Casey’s General Store Inc. (2)	210	3,904
Cash America International Inc.	120	2,935
Cato Corp. Class A	90	2,003
CBRL Group Inc.	210	7,577
CEC Entertainment Inc. (1)	164	6,027
Cheesecake Factory (The) (1) (2)	221	9,591
Chico’s FAS Inc. (1) (2)	390	13,338
Children’s Place Retail Stores Inc. (The) (1)	110	2,630
Christopher & Banks Corp. (2)	160	2,562
Circuit City Stores Inc. (2)	835	12,809
Claire’s Stores Inc.	410	10,266
Copart Inc. (1)	370	7,004
Cost Plus Inc. (1) (2)	90	3,184
Costco Wholesale Corp.	1,910	79,380
CVS Corp.	1,652	69,599
Darden Restaurants Inc.	690	16,091
Dillard’s Inc. Class A	350	6,909
Dollar General Corp.	1,375	27,706
Dollar Tree Stores Inc. (1)	480	12,936
Dress Barn Inc. (1)	120	2,094
Electronics Boutique Holdings Corp. (1) (2)	100	3,410
Family Dollar Stores Inc.	720	19,512
Federated Department Stores Inc.	750	34,073
Foot Locker Inc.	676	16,021
Fred’s Inc. (2)	160	2,874
Gap Inc. (The)	3,787	70,817
Genesco Inc. (1) (2)	90	2,120
Goody’s Family Clothing Inc.	130	1,095
Group 1 Automotive Inc. (1)	90	2,455
Guitar Center Inc. (1)	100	4,330
Hancock Fabrics Inc.	80	958
Haverty Furniture Companies Inc.	90	1,579
Hibbet Sporting Goods Inc. (1)	97	1,988
Home Depot Inc.	9,093	356,446
Hot Topic Inc. (1)	200	3,408
IHOP Corp.	90	3,439
Insight Enterprises Inc. (1)	190	3,200

Jack in the Box Inc. (1) (2)	150	4,760
Jill (J.) Group Inc. (The) (1)	80	1,588
Jo-Ann Stores Inc. (1)	90	2,524
Kohl’s Corp. (1)	1,420	68,430
Krispy Kreme Doughnuts Inc. (1) (2)	50	633
Landry’s Restaurants Inc. (2)	110	3,002
Limited Brands Inc.	1,995	44,469
Linens ‘n Things Inc. (1)	190	4,402
Lone Star Steakhouse & Saloon Inc.	90	2,325
Longs Drug Stores Corp. (2)	160	3,872
Lowe’s Companies Inc.	3,242	176,203
May Department Stores Co. (The)	1,200	30,756
McDonald’s Corp.	5,224	146,429
Men’s Wearhouse Inc. (The) (1) (2)	160	4,648
Michaels Stores Inc.	280	16,579
Movie Gallery Inc. (2)	140	2,454
Neiman-Marcus Group Inc. Class A (2)	200	11,500
99 Cents Only Stores (1) (2)	300	4,269
Nordstrom Inc.	601	22,982
O’Charley’s Inc. (1)	90	1,467
Office Depot Inc. (1)	1,300	19,539
O’Reilly Automotive Inc. (1) (2)	230	8,807
Outback Steakhouse Inc. (2)	310	12,874
P.F. Chang’s China Bistro Inc. (1)	110	5,334
Pacific Sunwear of California Inc. (1)	330	6,947
Panera Bread Co. Class A (1) (2)	120	4,505
Papa John’s International Inc. (1) (2)	70	2,148
Payless ShoeSource Inc. (1)	280	2,836
Penney (J.C.) Co. Inc. (Holding Co.)	1,215	42,865
Pep Boys-Manny, Moe & Jack Inc.	230	3,220
PETsMART Inc. (2)	600	17,034
Pier 1 Imports Inc.	370	6,690
RadioShack Corp.	680	19,475
Rare Hospitality International Inc. (1)	140	3,731
Regis Corp.	180	7,240
Ross Stores Inc.	630	14,767
Ruby Tuesday Inc. (2)	270	7,525
Ryan’s Restaurant Group Inc. (1)	180	2,671
Saks Inc.	570	6,869
School Specialty Inc. (1) (2)	113	4,453
Sears, Roebuck and Co.	885	35,267
Select Comfort Corp. (1) (2)	140	2,548
ShopKo Stores Inc. (1) (2)	120	2,089
Sonic Corp. (1)	240	6,151
Staples Inc.	2,060	61,429
Starbucks Corp. (1)	1,666	75,736
Steak n Shake Co. (The) (1)	110	1,879
Stein Mart Inc. (1)	170	2,587
Target Corp.	3,741	169,280
TBC Corp. (1)	90	2,011
Tiffany & Co.	610	18,751
TJX Companies Inc.	2,056	45,314
Too Inc. (1)	140	2,530
Toys R Us Inc. (1)	890	15,789
Tractor Supply Co. (1)	160	5,030
Triarc Companies Inc. Class B (2)	250	2,868
Urban Outfitters Inc. (1) (2)	354	12,178
Walgreen Co.	4,250	152,278
Wal-Mart Stores Inc.	17,572	934,830
Wendy’s International Inc.	470	15,792
Williams-Sonoma Inc. (1)	490	18,400
Yum! Brands Inc.	1,204	48,955
Zale Corp. (1)	220	6,182

		3,493,235

SAVINGS & LOANS—0.79%
Anchor BanCorp Wisconsin Inc.	100	2,590
Astoria Financial Corp.	330	11,712
BankAtlantic Bancorp Inc. Class A	260	4,763

BankUnited Financial Corp. Class A (1) (2)	120	3,498
Brookline Bancorp Inc.	250	3,918
Commercial Federal Corp.	180	4,856
Dime Community Bancshares	164	2,755
Downey Financial Corp.	120	6,595
FirstFed Financial Corp. (1)	70	3,422
Flagstar Bancorp Inc. (2)	250	5,320
Golden West Financial Corp.	641	71,119
GreenPoint Financial Corp.	547	25,304
Independence Community Bank Corp.	366	14,292
MAF Bancorp Inc. (2)	140	6,038
New York Community Bancorp Inc. (2)	1,103	22,656
Sovereign Bancorp Inc. (2)	1,420	30,984
Sterling Financial Corp. (Washington) (1) (2)	92	3,242
Washington Federal Inc.	318	7,998
Washington Mutual Inc.	3,613	141,196
Waypoint Financial Corp.	140	3,860
Webster Financial Corp.	235	11,607

		387,725

SEMICONDUCTORS—2.79%
Actel Corp. (1)	110	1,672
Advanced Micro Devices Inc. (1) (2)	1,450	18,850
Alliance Semiconductor Corp. (1)	150	519
Altera Corp. (1)	1,558	30,490
Analog Devices Inc.	1,564	60,652
Applied Materials Inc. (1)	7,032	115,958
Applied Micro Circuits Corp. (1)	1,280	4,006
Atmel Corp. (1)	493	1,785
ATMI Inc. (1)	130	2,662
Axcelis Technologies Inc. (1) (2)	410	3,395
Broadcom Corp. Class A (1)	1,362	37,169
Brooks Automation Inc. (1) (2)	180	2,547
Cohu Inc.	90	1,330
Credence Systems Corp. (1) (2)	416	2,995
Cree Inc. (1) (2)	310	9,464
Cypress Semiconductor Corp. (1) (2)	500	4,420
DSP Group Inc. (1)	120	2,526
DuPont Photomasks Inc. (1) (2)	80	1,363
ESS Technology Inc. (1) (2)	160	1,096
Exar Corp. (1)	170	2,407
Fairchild Semiconductor International Inc. Class A (1)	490	6,943
Helix Technology Corp.	110	1,495
Integrated Circuit Systems Inc. (1)	300	6,450
Integrated Device Technology Inc. (1)	440	4,193
Intel Corp.	26,570	532,994
International Rectifier Corp. (1)	270	9,261
Intersil Corp. Class A	638	10,163
KLA-Tencor Corp. (1)	203	8,420
Kopin Corp. (1)	290	1,180
Kulicke & Soffa Industries Inc. (1) (2)	210	1,187
Lam Research Corp. (1)	588	12,865
Lattice Semiconductor Corp. (1)	470	2,308
Linear Technology Corp.	1,285	46,568
LSI Logic Corp. (1)	1,580	6,810
LTX Corp. (1)	220	1,190
Maxim Integrated Products Inc.	1,365	57,726
Micrel Inc. (1)	380	3,956
Microchip Technology Inc.	860	23,082
Micron Technology Inc. (1)	2,540	30,556
Microsemi Corp. (1)	240	3,384
National Semiconductor Corp. (1)	1,476	22,863
Novellus Systems Inc. (1)	590	15,688
NVIDIA Corp. (1)	680	9,874
Pericom Semiconductor Corp. (1)	110	1,063
Photronics Inc. (1) (2)	130	2,161
PMC-Sierra Inc. (1)	180	1,586
Power Integrations Inc. (1) (2)	120	2,452
QLogic Corp. (1)	390	11,548

Rudolph Technologies Inc. (1)	70	1,172
Semtech Corp. (1)	310	5,943
Silicon Laboratories Inc. (1) (2)	210	6,949
Skyworks Solutions Inc. (1)	620	5,890
Standard Microsystems Corp. (1)	70	1,226
Supertex Inc. (1)	50	972
Teradyne Inc. (1)	200	2,680
Texas Instruments Inc.	7,181	152,812
Three-Five Systems Inc. (1)	90	247
TriQuint Semiconductor Inc. (1)	560	2,184
Ultratech Inc. (1) (2)	100	1,567
Varian Semiconductor Equipment Associates Inc. (1)	150	4,635
Veeco Instruments Inc. (1) (2)	120	2,516
Xilinx Inc.	1,467	39,609

		1,371,674

SOFTWARE—4.74%
Activision Inc. (1)	554	7,684
Acxiom Corp.	350	8,309
Adobe Systems Inc.	1,010	49,965
Advent Software Inc. (1)	140	2,356
ANSYS Inc. (1)	60	2,984
Ascential Software Corp. (1) (2)	250	3,368
Autodesk Inc.	470	22,856
Automatic Data Processing Inc.	2,427	100,284
Avid Technology Inc. (1) (2)	155	7,265
BMC Software Inc. (1)	940	14,861
Captaris Inc. (1)	130	554
Cerner Corp. (1) (2)	150	6,489
Certegy Inc.	270	10,047
Citrix Systems Inc. (1)	743	13,017
Computer Associates International Inc.	2,459	64,672
Compuware Corp. (1)	1,600	8,240
Concord Communications Inc. (1)	70	625
CSG Systems International Inc. (1) (2)	220	3,390
Dendrite International Inc. (1)	170	2,740
Digi International Inc. (1)	80	914
Dun & Bradstreet Corp. (1)	300	17,610
eFunds Corp. (1)	200	3,718
Electronic Arts Inc. (1) (2)	1,276	58,683
EPIQ Systems Inc. (1) (2)	70	1,091
Fair Isaac Corp. (2)	300	8,760
FileNET Corp. (1)	160	2,794
First Data Corp.	3,551	154,469
Fiserv Inc. (1)	810	28,237
Global Payments Inc.	160	8,568
Hyperion Solutions Corp. (1)	170	5,778
IMS Health Inc.	980	23,442
Inter-Tel Inc. (2)	100	2,162
Intuit Inc. (1)	797	36,184
JDA Software Group Inc. (1)	120	1,298
Keane Inc. (1)	270	4,147
ManTech International Corp. Class A (1)	130	2,434
MapInfo Corp. (1)	70	756
Mercury Interactive Corp. (1)	380	13,254
Microsoft Corp.	45,035	1,245,218
MRO Software Inc. (1)	100	1,000
NDCHealth Corp. (2)	150	2,408
Novell Inc. (1)	1,709	10,784
Oracle Corp. (1)	21,415	241,561
Parametric Technology Corp. (1)	1,110	5,861
PeopleSoft Inc. (1)	1,520	30,172
Pinnacle Systems Inc. (1)	280	1,168
Progress Software Corp. (1)	150	2,985
Retek Inc. (1)	230	1,049
Roxio Inc. (1) (2)	120	617
SEI Investments Co.	440	14,819
SERENA Software Inc. (1) (2)	225	3,764
Siebel Systems Inc. (1)	518	3,906

SPSS Inc. (1)	70	933
Sybase Inc. (1)	400	5,516
Take-Two Interactive Software Inc. (1) (2)	180	5,913
THQ Inc. (1)	160	3,114
Transaction Systems Architects Inc. Class A (1)	150	2,788
Veritas Software Corp. (1)	1,836	32,681
Wind River Systems Inc. (1)	350	4,270
Zix Corp. (1) (2)	120	550

		2,325,082

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	60	1,488

		1,488

TELECOMMUNICATIONS—5.92%
Adaptec Inc. (1)	450	3,420
ADC Telecommunications Inc. (1) (2)	3,360	6,082
ADTRAN Inc.	330	7,484
Advanced Fibre Communications Inc. (1)	360	5,724
Aeroflex Inc. (1)	280	2,960
Alltel Corp.	1,280	70,285
Andrew Corp. (1)	729	8,923
Anixter International Inc. (2)	150	5,264
Applied Signal Technology Inc.	53	1,695
AT&T Corp.	3,290	47,113
AT&T Wireless Services Inc. (1)	11,304	167,073
Audiovox Corp. Class A (1) (2)	90	1,516
Avaya Inc. (1)	1,933	26,946
BellSouth Corp.	7,608	206,329
Black Box Corp. (2)	80	2,956
Boston Communications Group Inc. (1) (2)	80	702
C-COR Inc. (1)	150	1,268
CenturyTel Inc.	581	19,893
CIENA Corp. (1)	492	974
Cincinnati Bell Inc. (1)	1,020	3,560
Cisco Systems Inc. (1)	28,005	506,891
Citizens Communications Co.	1,385	18,545
Commonwealth Telephone Enterprises Inc. (1) (2)	100	4,355
CommScope Inc. (1) (2)	250	5,400
Comverse Technology Inc. (1)	800	15,064
Corning Inc. (1)	5,851	64,829
General Communication Inc. Class A (1) (2)	240	2,172
Harmonic Inc. (1)	290	1,929
Harris Corp.	280	15,383
Intrado Inc. (1)	70	708
JDS Uniphase Corp. (1)	5,980	20,153
Lucent Technologies Inc. (1)	17,845	56,569
Motorola Inc.	9,784	176,503
Network Equipment Technologies Inc. (1)	100	661
Newport Corp. (1)	160	1,835
Nextel Communications Inc. Class A (1)	4,608	109,855
Plantronics Inc.	216	9,340
Polycom Inc. (1)	410	8,126
Powerwave Technologies Inc. (1)	391	2,409
QUALCOMM Inc.	6,741	263,169
Qwest Communications International Inc. (1)	7,758	25,834
RF Micro Devices Inc. (1) (2)	770	4,882
SBC Communications Inc.	13,724	356,138
Scientific-Atlanta Inc.	630	16,330
Sprint Corp. (FON Group)	6,015	121,082
Symmetricom Inc. (1)	180	1,703
Telephone & Data Systems Inc. (2)	239	20,117
Tellabs Inc. (1) (2)	1,740	15,991
3Com Corp. (1)	1,796	7,579
Tollgrade Communications Inc. (1)	60	527
UTStarcom Inc. (1) (2)	481	7,749
Verizon Communications Inc.	11,466	451,531
Viasat Inc. (1)	110	2,211

		2,905,737

TEXTILES—0.11%
Angelica Corp.	40	995
Cintas Corp.	710	29,848
G&K Services Inc. Class A	90	3,577
Mohawk Industries Inc. (1)	280	22,229

		56,649

TOYS, GAMES & HOBBIES—0.10%
Action Performance Companies Inc.	80	810
Department 56 Inc. (1)	50	815
Hasbro Inc.	730	13,724
Jakks Pacific Inc. (1) (2)	110	2,530
Mattel Inc. (2)	1,759	31,891

		49,770

TRANSPORTATION—1.66%
Alexander & Baldwin Inc.	170	5,770
Arkansas Best Corp. (2)	100	3,662
Burlington Northern Santa Fe Corp.	1,550	59,381
CH Robinson Worldwide Inc. (2)	350	16,237
CNF Inc.	210	8,608
CSX Corp.	890	29,548
EGL Inc. (1)	200	6,052
Expeditors International Washington Inc. (2)	440	22,748
FedEx Corp.	1,244	106,598
Forward Air Corp. (1)	90	3,602
Heartland Express Inc.	314	5,793
Hunt (J.B.) Transport Services Inc.	330	12,256
Kansas City Southern Industries Inc. (1) (2)	260	3,944
Kirby Corp. (1)	100	4,015
Knight Transportation Inc. (1)	240	5,141
Landstar System Inc. (1)	139	8,157
Norfolk Southern Corp.	1,630	48,476
Offshore Logistics Inc. (1)	90	3,098
Overseas Shipholding Group Inc.	170	8,439
Ryder System Inc.	270	12,701
Swift Transportation Co. Inc. (1)	350	5,887
Union Pacific Corp.	1,076	63,054
United Parcel Service Inc. Class B	4,657	353,559
USF Corp.	110	3,948
Werner Enterprises Inc.	330	6,372
Yellow Roadway Corp. (1)	200	9,378

		816,424

TRUCKING & LEASING—0.01%
GATX Corp.	200	5,332

		5,332

WATER—0.02%
American States Water Co.	60	1,494
Aqua America Inc.	390	8,623

		10,117
TOTAL COMMON STOCKS (Cost: $49,830,243)		49,041,571

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.18%

COMMERCIAL PAPER—1.39%
Alpine Securitization Corp.
1.77%, 10/18/04 (4)	15,882	15,869
1.88%, 10/01/04 (4)	18,048	18,048

Amsterdam Funding Corp.
1.72%, 10/14/04 (4)	13,536	13,527
1.73%, 10/18/04 (4)	4,512	4,508
1.78%, 10/26/04 (4)	8,121	8,111
1.78%, 10/27/04 (4)	4,512	4,506
1.78%, 10/28/04 (4)	13,536	13,518
Barton Capital Corp.
1.77%, 10/15/04 (4)	10,829	10,821
1.78%, 10/18/04 (4)	18,048	18,033
1.78%, 10/19/04 (4)	13,536	13,524
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (4)	9,024	9,019
CRC Funding LLC
1.78%, 11/09/04 (4)	9,024	9,006
Delaware Funding Corp.
1.78%, 10/22/04 (4)	4,512	4,507
1.78%, 10/26/04 (4)	4,512	4,506
1.78%, 10/27/04 (4)	9,232	9,220
Edison Asset Securitization
1.45%, 11/09/04 (4)	18,048	18,019
1.59%, 12/02/04 (4)	18,048	17,998
Eureka Securitization Inc.
1.79%, 11/01/04 (4)	7,668	7,656
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (4)	13,536	13,527
1.78%, 10/22/04 (4)	4,512	4,507
1.78%, 10/26/04 (4)	7,219	7,210
Ford Credit Auto Receivables
1.85%, 01/14/05 (4)	9,024	8,975
GIRO Funding US Corp.
1.55%, 10/15/04 (4)	11,835	11,828
1.78%, 10/27/04 (4)	8,427	8,416
Grampian Funding LLC
1.26%, 10/22/04 (4)	18,048	18,034
1.44%, 10/27/04 (4)	18,048	18,029
1.59%, 11/30/04 (4)	9,024	9,000
1.78%, 10/18/04 (4)	18,048	18,033
Jupiter Securitization Corp.
1.72%, 10/15/04 (4)	22,560	22,545
1.78%, 10/27/04 (4)	9,024	9,012
Liberty Street Funding Corp.
1.79%, 10/20/04 (4)	13,552	13,539
Nationwide Building Society
1.63%, 12/09/04 (4)	14,980	14,933
Park Avenue Receivables Corp.
1.78%, 10/25/04 (4)	9,024	9,013
1.78%, 10/28/04 (4)	11,009	10,994
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (4)	36,095	36,073
1.77%, 10/06/04 (4)	18,048	18,043
1.78%, 10/15/04 (4)	9,024	9,018
1.78%, 10/19/04 (4)	4,512	4,508
1.80%, 10/28/04 (4)	13,574	13,556
Prudential Funding LLC
1.60%, 12/01/04 (4)	9,024	8,999
Ranger Funding Co. LLC
1.76%, 10/01/04 (4)	18,048	18,048
Scaldis Capital LLC
1.73%, 10/15/04 (4)	9,024	9,018
Sydney Capital Corp.
1.25%, 10/22/04 (4)	6,006	6,002
1.74%, 10/12/04 (4)	31,145	31,128
UBS Finance (Delaware)
1.11%, 12/17/04 (4)	27,072	27,007
1.88%, 10/01/04 (4)	99,262	99,262
WhistleJacket Capital LLC
1.26%, 10/20/04 (4)	4,470	4,467

		683,120

FLOATING RATE NOTES—1.47%
Bank of Nova Scotia
1.76%, 09/26/05 (4)	4,512	4,510
Beta Finance Inc.
1.63%, 05/04/05 (4) (5)	10,829	10,827
1.69%, 10/12/04 (4) (5)	9,024	9,024
1.80%, 03/15/05 (4) (5)	9,024	9,027
1.89%, 09/23/05 (4) (5)	16,243	16,237
1.89%, 09/27/05 (4) (5)	14,438	14,432
2.04%, 10/27/05 (4) (5)	17,145	17,165
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (4)	27,072	27,063
CC USA Inc.
1.61%, 07/29/05 (4) (5)	18,048	18,044
1.63%, 05/04/05 (4) (5)	18,048	18,046
Den Danske Bank NY
1.68%, 08/12/05 (4)	18,048	18,044
1.77%, 08/26/05 (4)	18,048	18,043
Depfa Bank PLC
1.86%, 09/15/05 (4)	18,048	18,048
Dorada Finance Inc.
1.61%, 07/29/05 (4) (5)	14,980	14,976
Five Finance Inc.
1.79%, 04/29/05 (4) (5)	14,438	14,437
HBOS Treasury Services PLC
1.96%, 04/22/05 (4)	18,048	18,048
K2 USA LLC
1.61%, 07/25/05 (4) (5)	9,024	9,022
1.70%, 06/10/05 (4) (5)	18,048	18,046
1.70%, 09/12/05 (4) (5)	18,048	18,044
1.79%, 10/20/05 (4) (5)	18,048	18,048
Links Finance LLC
1.68%, 04/25/05 (4)	18,048	18,054
1.71%, 04/15/05 (4) (5)	18,048	18,046
National City Bank (Ohio)
1.67%, 08/09/05 (4)	18,048	18,043
1.73%, 06/10/05 (4)	9,024	9,026
1.76%, 06/23/05 (4)	18,048	18,044
Nationwide Building Society
1.96%, 10/28/05 (4) (5)	30,681	30,685
Norddeutsche Landesbank
1.59%, 07/27/05 (4)	18,048	18,042
Northern Rock PLC
1.56%, 01/13/05 (4) (5)	17,145	17,145
Permanent Financing PLC
1.69%, 03/10/05 (4)	18,048	18,048
1.70%, 12/10/04 (4)	9,024	9,024
1.72%, 06/10/05 (4)	8,121	8,121
Sigma Finance Inc.
1.52%, 10/07/04 (4)	18,048	18,048
1.73%, 11/15/04 (4)	18,048	18,048
1.75%, 08/17/05 (4)	9,024	9,025
1.75%, 09/15/05 (4)	22,560	22,562
Tango Finance Corp.
1.66%, 04/07/05 (4) (5)	6,623	6,623
1.66%, 05/17/05 (4) (5)	14,980	14,980
1.70%, 02/25/05 (4) (5)	10,107	10,106
1.72%, 01/18/05 (4) (5)	7,941	7,941
1.81%, 07/25/05 (4) (5)	18,048	18,047
WhistleJacket Capital LLC
1.72%, 07/15/05 (4) (5)	13,536	13,534
1.72%, 09/15/05 (4)	13,536	13,533
1.84%, 06/15/05 (4) (5)	9,024	9,022
White Pine Finance LLC
1.55%, 07/11/05 (4)	4,512	4,512
1.63%, 07/05/05 (4)	9,024	9,022
1.68%, 05/20/05 (4)	8,121	8,121
1.71%, 04/15/05 (4) (5)	13,536	13,535
1.72%, 11/15/04 (4) (5)	10,829	10,829

1.73%, 06/15/05 (4) (5)	7,400	7,400
1.80%, 03/29/05 (4)	7,761	7,760
1.80%, 08/26/05 (4) (5)	9,024	9,022

		723,079

MEDIUM-TERM NOTES—0.12%
CC USA Inc.
1.29%, 04/15/05 (4) (5)	18,048	18,047
1.51%, 02/15/05 (4) (5)	11,731	11,738
Dorada Finance Inc.
1.48%, 01/18/05 (4) (5)	13,536	13,536
K2 USA LLC
1.46%, 01/12/05 (4) (5)	9,024	9,024
WhistleJacket Capital LLC
1.32%, 02/04/05 (4) (5)	4,512	4,512

		56,857

MONEY MARKET FUNDS—1.61%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	72,191	72,191
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4) (6)	500,575	500,575
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4) (6)	198,524	198,524
BlackRock Temp Cash Money Market Fund (4)	7,484	7,484
Short-Term Investment Co.—Prime Money Market Portfolio, Institutional Shares (4)	12,125	12,125

		790,899

REPURCHASE AGREEMENTS—0.70%
Banc of America Securities LLC
1.90%, 10/01/04 (4) (7)	54,143	54,143
Bank of America N.A.
1.90%, 10/01/04 (4) (7)	126,334	126,334
Goldman Sachs & Co.
1.90%, 10/01/04 (4) (7)	117,310	117,310
Lehman Brothers Inc.
1.90%, 10/01/04 (4) (7)	46,924	46,924

		344,711

TIME DEPOSITS—0.76%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (4)	18,048	18,048
1.33%, 02/10/05 (4)	9,024	9,023
1.39%, 02/02/05 (4)	9,024	9,023
1.39%, 04/08/05 (4)	12,633	12,632
1.40%, 10/25/04 (4)	18,048	18,047
Bank of New York
1.39%, 11/01/04 (4)	18,048	18,048
1.60%, 12/03/04 (4)	4,512	4,512
Bank of Nova Scotia
1.13%, 10/06/04 (4)	18,048	18,048
1.24%, 10/07/04 (4)	13,536	13,536
1.42%, 10/29/04 (4)	13,536	13,536
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (4)	13,536	13,536
1.38%, 11/22/04 (4)	4,512	4,512
1.40%, 10/29/04 (4)	18,048	18,041
HBOS Treasury Services PLC
1.24%, 04/01/05 (4)	11,551	11,550
National City Bank (Ohio)
1.25%, 01/06/05 (4)	18,048	18,048
Nordea Bank PLC
2.11%, 06/07/05 (4)	18,048	18,045
SunTrust Bank
1.88%, 10/01/04 (4)	72,191	72,191
Toronto-Dominion Bank
1.22%, 03/23/05 (4)	31,583	31,581
1.34%, 02/10/05 (4)	7,219	7,219

1.41%, 11/01/04 (4)	13,536	13,536
1.77%, 05/10/05 (4)	9,024	9,023
1.78%, 10/29/04 (4)	9,024	9,024
1.90%, 05/11/05 (4)	9,024	9,023

		369,782

U.S. GOVERNMENT AGENCY NOTES—0.13%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (4)	12,633	12,655
1.80%, 01/18/05 (4)	8,392	8,346
1.80%, 01/19/05 (4)	9,024	8,975
2.06%, 05/31/05 (4)	8,997	8,873
Federal National Mortgage Association
2.33%, 07/22/05 (4)	27,072	26,557

		65,406
TOTAL SHORT-TERM INVESTMENTS (Cost: $3,033,854)		3,033,854

TOTAL INVESTMENTS IN SECURITIES—106.10% (Cost: $52,864,097)		52,075,425
Other Assets, Less Liabilities—(6.10%)		(2,993,450)

NET ASSETS—100.00%		$49,081,975

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.91%

ADVERTISING—0.26%
ADVO Inc.	3,781	116,984
Catalina Marketing Corp.	6,366	146,927
Donnelley (R.H.) Corp. (1)	2,864	141,367
Getty Images Inc. (1) (2)	5,418	299,615
Greenfield Online Inc. (1)	495	10,053
Grey Global Group Inc.	109	108,455
Harte-Hanks Inc.	7,439	186,049
Interpublic Group of Companies Inc. (1)	54,550	577,684
Lamar Advertising Co. (1) (2)	10,507	437,196
Marchex Inc. Class B (1)	841	10,479
Omnicom Group Inc.	24,204	1,768,344
Reading International Inc. Class A (1) (2)	2,360	18,880
SITEL Corp. (1) (2)	6,149	13,282
ValueVision Media Inc. Class A (1) (2)	2,775	37,157
Ventiv Health Inc. (1)	2,057	34,866
West Corp. (1) (2)	2,458	71,602

		3,978,940

AEROSPACE & DEFENSE—1.68%
AAR Corp. (1) (2)	4,277	53,249
Alliant Techsystems Inc. (1)	4,903	296,631
Armor Holdings Inc. (1)	3,494	145,385
BE Aerospace Inc. (1)	4,906	44,645
Boeing Co. (The)	107,872	5,568,353
Curtiss-Wright Corp. (2)	2,580	147,653
DRS Technologies Inc. (1) (2)	3,303	123,664
Ducommun Inc. (1)	889	19,869
EDO Corp. (2)	1,908	52,947
Engineered Support Systems Inc. (2)	2,769	126,377
Esterline Technologies Corp. (1)	2,882	88,160
GenCorp. Inc. (2)	5,144	69,701
General Dynamics Corp.	25,490	2,602,529
Goodrich (B.F.) Co.	15,282	479,244
HEICO Corp. (2)	2,437	43,086
Herley Industries Inc. (1) (2)	1,499	28,016
Innovative Solutions & Support Inc. (1)	622	15,258
Kaman Corp. Class A	3,330	39,760
L-3 Communications Holdings Inc.	12,091	810,097
Lockheed Martin Corp.	47,963	2,675,376
Moog Inc. Class A (1)	3,449	125,199
MTC Technologies Inc. (1)	967	26,718
Northrop Grumman Corp.	46,098	2,458,406
Orbital Sciences Corp. (1) (2)	6,618	75,578
Raytheon Co.	57,696	2,191,294
Rockwell Collins Inc.	22,729	844,155
Sequa Corp. Class A (1) (2)	698	36,443
Teledyne Technologies Inc. (1)	4,285	107,296
Titan Corp. (The) (1)	11,151	155,779
Triumph Group Inc. (1) (2)	1,944	65,766
United Defense Industries Inc. (1)	5,816	232,582
United Industrial Corp. (2)	1,518	49,927
United Technologies Corp.	65,755	6,140,202

		25,939,345

AGRICULTURE—1.06%
Alico Inc.	479	20,405
Altria Group Inc.	262,114	12,329,843
Delta & Pine Land Co. (2)	4,837	129,390
DIMON Inc. (2)	5,448	32,089
Loews Corp. - Carolina Group	7,196	175,367
Maui Land & Pineapple Co. Inc. (1) (2)	396	12,533
Monsanto Co.	33,979	1,237,515
Reynolds American Inc.	19,176	1,304,735
Standard Commercial Corp. (2)	1,423	22,412
Tejon Ranch Co. (1) (2)	976	36,746
Universal Corp. (2)	3,328	148,562
UST Inc.	21,215	854,116
Vector Group Ltd. (2)	3,007	45,198

		16,348,911

AIRLINES—0.16%
AirTran Holdings Inc. (1) (2)	10,741	106,980
Alaska Air Group Inc. (1) (2)	3,828	94,858
America West Holdings Corp. Class B (1) (2)	4,018	21,697
AMR Corp. (1) (2)	20,906	153,241
Continental Airlines Inc. Class B (1) (2)	8,709	74,201
Delta Air Lines Inc. (1) (2)	14,075	46,307
ExpressJet Holdings Inc. (1)	4,717	47,217
FLYi Inc. (1)	5,339	20,875
Frontier Airlines Inc. (1) (2)	4,307	33,078
JetBlue Airways Corp. (1) (2)	11,722	245,224
Mesa Air Group Inc. (1) (2)	3,936	20,074
Northwest Airlines Corp. (1) (2)	9,083	74,571
Pinnacle Airlines Corp. (1)	2,064	20,846
Republic Airways Holdings Inc. (1)	715	6,428
SkyWest Inc.	7,746	116,577
Southwest Airlines Co.	101,398	1,381,041

		2,463,215

APPAREL—0.40%
Carter’s Inc. (1)	659	18,248
Cherokee Inc.	966	23,049
Coach Inc. (1)	24,025	1,019,140
Columbia Sportswear Co. (1) (2)	1,848	100,716
Deckers Outdoor Corp. (1) (2)	946	32,164
DHB Industries Inc. (1) (2)	2,378	33,768
Guess? Inc. (1) (2)	1,851	32,966
Gymboree Corp. (1) (2)	3,990	57,456
Hartmarx Corp. (1) (2)	2,159	16,020
Jones Apparel Group Inc.	16,014	573,301
Kellwood Co. (2)	3,327	121,269
K-Swiss Inc. Class A	3,329	64,083
Liz Claiborne Inc.	14,256	537,736
Nike Inc. Class B	20,923	1,648,732
OshKosh B’Gosh Inc. Class A (2)	931	18,806
Oxford Industries Inc. (2)	1,786	66,528
Perry Ellis International Inc. (1)	636	14,304
Phillips-Van Heusen Corp. (2)	3,344	74,504
Polo Ralph Lauren Corp.	5,686	206,800
Quiksilver Inc. (1)	6,895	175,271
Reebok International Ltd.	6,802	249,769
Russell Corp.	3,642	61,331
Skechers U.S.A. Inc. Class A (1)	1,995	28,967
Steven Madden Ltd. (1) (2)	1,415	24,975
Stride Rite Corp.	5,475	56,119
Timberland Co. Class A (1)	2,480	140,864

VF Corp.	10,859	536,978
Warnaco Group Inc. (The) (1) (2)	5,643	125,444
Wolverine World Wide Inc.	5,421	136,609

		6,195,917

AUTO MANUFACTURERS—0.51%
A.S.V. Inc. (1) (2)	956	35,783
Ford Motor Co. (2)	224,949	3,160,533
General Motors Corp.	59,202	2,514,901
Navistar International Corp. (1)	7,736	287,702
Noble International Ltd.	618	11,291
Oshkosh Truck Corp. (2)	4,410	251,635
PACCAR Inc.	22,520	1,556,582
Wabash National Corp. (1)	3,678	101,035

		7,919,462

AUTO PARTS & EQUIPMENT—0.33%
Aftermarket Technology Corp. (1)	1,479	18,606
American Axle & Manufacturing Holdings Inc.	5,267	154,112
ArvinMeritor Inc. (2)	8,957	167,944
Autoliv Inc.	12,377	500,031
Bandag Inc. (2)	1,505	65,919
BorgWarner Inc.	7,135	308,874
Collins & Aikman Corp. (1)	4,289	17,928
Commercial Vehicle Group Inc. (1)	635	10,058
Cooper Tire & Rubber Co.	8,742	176,326
Dana Corp.	19,035	336,729
Delphi Corp.	61,306	569,533
Exide Technologies Inc. (1)	2,752	43,619
Goodyear Tire & Rubber Co. (The) (1) (2)	19,894	213,662
Hayes Lemmerz International Inc. (1)	4,473	45,446
Johnson Controls Inc.	24,337	1,382,585
Keystone Automotive Industries Inc. (1)	1,770	38,940
Lear Corp.	8,728	475,240
Modine Manufacturing Co. (2)	3,073	92,528
Sports Resorts International Inc. (1)	107	392
Standard Motor Products Inc. (2)	1,691	25,551
Strattec Security Corp. (1) (2)	391	24,344
Superior Industries International Inc. (2)	2,802	83,920
Tenneco Automotive Inc. (1) (2)	5,240	68,644
Tower Automotive Inc. (1) (2)	7,722	16,139
TRW Automotive Holdings Corp. (1)	2,820	53,157
Visteon Corp.	17,643	140,968

		5,031,195

BANKS—7.01%
ABC Bancorp	1,133	22,853
ACE Cash Express Inc. (1)	965	25,129
Alabama National Bancorp	1,628	97,468
AMCORE Financial Inc.	3,362	95,414
AmericanWest Bancorporation (1) (2)	1,518	28,629
AmSouth Bancorp	45,126	1,101,074
Arrow Financial Corp. (2)	1,106	33,209
Associated Bancorp (2)	14,076	451,417
Assurant Inc.	10,023	260,598
BancFirst Corp. (2)	518	33,214
Bancorp Bank (The) (1)	600	12,210
BancorpSouth Inc. (2)	10,145	233,234
BancTrust Financial Group Inc. (2)	885	16,638
Bank of America Corp.	521,131	22,580,606
Bank of Granite Corp. (2)	1,853	35,967
Bank of Hawaii Corp.	6,853	323,804
Bank of New York Co. Inc. (The)	99,508	2,902,648
Bank of the Ozarks Inc. (2)	1,429	42,484
Banknorth Group Inc.	22,087	773,045

Banner Corp.	1,451	42,659
BB&T Corp.	70,991	2,817,633
BOK Financial Corp. (1)	2,380	106,172
Boston Private Financial Holdings Inc. (2)	3,549	88,583
Bryn Mawr Bank Corp. (2)	792	15,903
Camden National Corp. (2)	940	32,439
Capital City Bank Group Inc. (2)	1,116	43,200
Capital Corporation of the West	531	22,833
Capital Crossing Bank (1) (2)	326	8,293
Capitol Bancorp Ltd. (2)	1,118	32,802
Cascade Bancorp (2)	1,901	36,879
Cathay General Bancorp	5,534	205,809
Center Financial Corp.	1,026	19,515
Central Coast Bancorp (1) (2)	1,294	26,398
Central Pacific Financial Corp.	3,696	101,714
Century Bancorp Inc. Class A	408	12,954
Chemical Financial Corp. (2)	3,250	118,690
Chittenden Corp. (2)	5,676	154,671
Citizens Banking Corp. (2)	5,581	181,773
City Bank (2)	1,049	36,694
City Holding Co.	2,369	77,916
City National Corp. (2)	5,317	345,339
Coastal Financial Corp.	1,227	17,730
CoBiz Inc. (2)	1,470	24,299
Colonial BancGroup Inc. (The)	16,915	345,912
Columbia Bancorp	628	18,300
Columbia Banking System Inc. (2)	1,940	46,153
Comerica Inc.	22,188	1,316,858
Commerce Bancorp Inc. (2)	8,856	488,851
Commerce Bancshares Inc.	7,580	364,522
Community Bank System Inc. (2)	3,505	88,081
Community Banks Inc.	1,344	38,963
Community First Bankshares Inc.	4,754	152,413
Community Trust Bancorp Inc.	1,441	44,786
Compass Bancshares Inc.	15,699	687,930
Corus Bankshares Inc.	1,959	84,492
Cullen/Frost Bankers Inc.	6,605	306,934
CVB Financial Corp. (2)	5,001	111,122
East West Bancorp Inc.	6,498	218,268
EuroBancshares Inc. (1)	548	10,187
Farmers Capital Bank Corp. (2)	926	31,762
Fifth Third Bancorp	61,424	3,023,289
Financial Institutions Inc. (2)	1,042	23,351
First BanCorp (Puerto Rico)	4,469	215,853
First Bancorp Inc. (North Carolina) (2)	935	31,528
First Busey Corp. Class A (2)	2,092	39,978
First Charter Corp. (2)	3,859	93,272
First Citizens BancShares Inc. Class A (2)	833	98,294
First Commonwealth Financial Corp. (2)	9,319	126,832
First Community Bancorp	1,632	66,912
First Community Bancshares Inc. (2)	1,345	44,183
First Financial Bancorp	4,081	69,703
First Financial Bankshares Inc.	1,959	78,673
First Financial Corp. (2)	1,888	59,321
First Horizon National Corp.	15,898	689,337
First Indiana Corp.	1,785	35,878
First Marblehead Corp. (The) (1)	2,101	97,486
First Merchants Corp. (2)	2,459	60,617
First Midwest Bancorp Inc. (2)	6,030	208,397
First National Bankshares of Florida (2)	6,419	157,586
First Oak Brook Bancshares Inc. Class A (2)	626	19,306
First of Long Island Corp.	396	16,901
First Republic Bank (2)	1,702	78,292
1st Source Corp.	1,860	47,690
First State Bancorp	1,032	32,539

FirstMerit Corp.	10,640	279,885
FNB Corp. (Pennsylvania) (2)	6,242	138,135
FNB Corp. (Virginia) (2)	914	24,184
Fremont General Corp. (2)	7,781	180,130
Frontier Financial Corp. (2)	2,060	72,718
Fulton Financial Corp.	15,609	334,033
GB&T Bancshares Inc. (2)	697	15,376
Genworth Financial Inc. Class A	18,269	425,668
German American Bancorp	1,356	22,835
Glacier Bancorp Inc. (2)	3,072	89,580
Gold Bancorp Inc.	5,057	68,219
Great Southern Bancorp Inc. (2)	1,335	41,719
Greater Bay Bancorp (2)	6,832	196,420
Hancock Holding Co.	3,536	112,409
Hanmi Financial Corp.	1,914	57,803
Harleysville National Corp. (2)	3,510	86,030
Heartland Financial USA Inc.	1,375	25,369
Hibernia Corp. Class A	19,913	525,902
Hudson United Bancorp	5,896	217,268
Huntington Bancshares Inc.	29,609	737,560
IBERIABANK Corp. (2)	941	54,315
Independent Bank Corp. (Massachusetts) (2)	1,788	55,267
Independent Bank Corp. (Michigan) (2)	2,592	69,984
Integra Bank Corp.	2,121	46,026
Interchange Financial Services Corp. (2)	1,356	32,503
International Bancshares Corp. (2)	4,309	158,356
Investors Financial Services Corp. (2)	8,618	388,930
Irwin Financial Corp. (2)	2,273	58,689
KeyCorp	52,539	1,660,232
K-Fed Bancorp (1)	820	12,095
KNBT Bancorp Inc.	3,586	60,388
Lakeland Bancorp Inc. (2)	1,793	29,477
Lakeland Financial Corp.	566	19,187
M&T Bank Corp.	9,710	929,247
Macatawa Bank Corp. (2)	1,051	29,481
Main Street Banks Inc. (2)	1,848	56,549
MainSource Financial Group Inc.	1,025	21,013
Marshall & Ilsley Corp.	28,456	1,146,777
MB Financial Inc.	2,405	95,334
MBT Financial Corp.	2,123	41,674
Mellon Financial Corp.	54,356	1,505,118
Mercantile Bank Corp.	864	30,102
Mercantile Bankshares Corp.	10,216	489,959
Mid-State Bancshares (2)	3,084	79,351
Midwest Banc Holdings Inc.	1,302	25,024
Nara Bancorp Inc. (2)	2,521	50,798
National City Corp.	76,046	2,936,897
National Commerce Financial Corp. (3)	26,552	908,344
National Penn Bancshares Inc. (2)	3,402	108,762
NBC Capital Corp. (2)	1,020	26,132
NBT Bancorp Inc.	4,229	99,085
NewAlliance Bancshares Inc.	11,118	159,543
North Fork Bancorp Inc. (2)	21,957	975,989
Northern Trust Corp.	25,017	1,020,694
Oak Hill Financial Inc.	530	18,433
Old National Bancorp (2)	8,559	212,606
Old Second Bancorp Inc.	1,990	55,660
Omega Financial Corp. (2)	1,124	38,890
Oriental Financial Group Inc. (2)	2,015	54,526
Origen Financial Inc. (2)	1,318	9,700
Pacific Capital Bancorp	6,025	178,219
Park National Corp. (2)	1,722	219,090
Peapack-Gladstone Financial Corp. (2)	889	26,975
PennRock Financial Services Corp. (2)	944	26,205
Peoples Bancorp Inc.	1,287	33,874

Peoples Holding Co. (2)	1,143	37,205
Placer Sierra Bancshares (1)	461	9,681
PNC Financial Services Group	36,106	1,953,335
Popular Inc.	34,423	905,325
PrivateBancorp Inc. (2)	1,846	49,768
Prosperity Bancshares Inc. (2)	1,984	53,012
Provident Bankshares Corp.	4,212	141,313
R&G Financial Corp. Class B	3,699	142,966
Regions Financial Corp.	59,016	1,951,069
Republic Bancorp Inc. (2)	7,926	122,060
Republic Bancorp Inc. Class A	1,005	23,316
Riggs National Corp.	1,898	42,136
Royal Bancshares of Pennsylvania Class A	634	15,387
S&T Bancorp Inc. (2)	3,078	109,915
Sandy Spring Bancorp Inc. (2)	1,980	64,746
Santander BanCorp	604	15,100
SCBT Financial Corp.	1,020	30,090
Seacoast Banking Corp. of Florida	1,586	33,877
Security Bank Corp.	439	15,365
Signature Bank (1)	508	13,589
Silicon Valley Bancshares (1) (2)	4,381	162,842
Simmons First National Corp. Class A	1,960	50,137
Sky Financial Group Inc.	13,574	339,350
Smithtown Bancorp Inc.	526	13,150
South Financial Group Inc. (The) (2)	8,925	251,685
Southern Community Financial Corp.	1,473	16,394
Southside Bancshares Inc.	1,544	31,436
SouthTrust Corp.	42,223	1,759,010
Southwest Bancorp Inc.	1,118	24,652
Southwest Bancorp of Texas Inc. (2)	8,519	171,573
State Bancorp Inc.	971	21,993
State Financial Services Corp. Class A	592	16,244
State Street Corp.	43,006	1,836,786
Sterling Bancorp	1,619	43,794
Sterling Bancshares Inc. (2)	5,669	76,248
Sterling Financial Corp. (Pennsylvania) (2)	2,638	70,804
Suffolk Bancorp (2)	1,587	47,880
Sun Bancorp Inc. (New Jersey) (1) (2)	1,283	28,136
SunTrust Banks Inc.	32,466	2,285,931
Susquehanna Bancshares Inc.	6,052	148,890
SY Bancorp Inc. (2)	1,509	34,058
Synovus Financial Corp.	39,051	1,021,184
Taylor Capital Group Inc.	607	14,568
TCF Financial Corp.	18,266	553,277
Texas Capital Bancshares Inc. (1)	2,428	44,068
Texas Regional Bancshares Inc. Class A	5,141	159,834
Tompkins Trustco Inc. (2)	1,005	46,521
TriCo Bancshares	1,076	22,510
TrustCo Bank Corp. NY (2)	9,665	123,905
Trustmark Corp. (2)	6,075	188,811
U.S. Bancorp	242,480	7,007,672
UCBH Holdings Inc. (2)	5,635	220,159
UMB Financial Corp. (2)	2,060	98,200
Umpqua Holdings Corp. (2)	5,990	135,134
Union Bankshares Corp. (2)	967	30,132
UnionBanCal Corp.	7,047	417,253
United Bancshares Inc. (2)	4,979	172,522
United Community Banks Inc. (2)	3,911	94,920
United PanAm Financial Corp. (1) (2)	355	6,392
Univest Corp. of Pennsylvania	878	35,778
Unizan Financial Corp.	2,901	80,097
USB Holding Co. Inc.	1,896	47,931
Valley National Bancorp (2)	12,846	328,087
Virginia Commerce Bancorp Inc. (1) (2)	830	22,410
Virginia Financial Group Inc. (2)	893	29,022

W Holding Co. Inc.	9,269	176,111
Wachovia Corp.	168,198	7,896,896
Washington Trust Bancorp Inc. (2)	1,893	49,502
Wells Fargo & Co.	215,685	12,861,297
WesBanco Inc. (2)	2,322	67,524
West Bancorporation	2,362	39,540
West Coast Bancorp	2,006	41,785
Westamerica Bancorp (2)	4,188	229,879
Western Sierra Bancorp (1) (2)	661	22,005
Whitney Holding Corp.	5,400	226,800
Wilmington Trust Corp.	8,729	316,077
Wilshire Bancorp Inc. (1)	691	20,854
Wintrust Financial Corp. (2)	2,534	145,148
Yardville National Bancorp (2)	1,245	36,229
Zions Bancorporation	11,480	700,739

		108,209,055

BEVERAGES—1.88%
Anheuser-Busch Companies Inc.	102,803	5,135,010
Boston Beer Co. Inc. Class A (1)	766	19,303
Brown-Forman Corp. Class B	7,231	331,180
Coca-Cola Bottling Co. Consolidated (2)	406	21,932
Coca-Cola Co. (The)	269,829	10,806,651
Coca-Cola Enterprises Inc.	29,798	563,182
Constellation Brands Inc. (1)	11,581	440,773
Coors (Adolph) Co. Class B (2)	3,375	229,230
Farmer Brothers Co.	810	21,651
Hansen Natural Corp. (1)	550	13,266
National Beverage Corp.	974	7,870
Peet’s Coffee & Tea Inc. (1) (2)	1,479	34,594
Pepsi Bottling Group Inc.	19,566	531,217
PepsiAmericas Inc. (2)	8,840	168,844
PepsiCo Inc.	218,370	10,623,700
Robert Mondavi Corp. (The) Class A (1)	1,380	54,055

		29,002,458

BIOTECHNOLOGY—1.52%
Affymetrix Inc. (1) (2)	7,780	238,924
Aksys Ltd. (1) (2)	2,052	9,747
Alexion Pharmaceuticals Inc. (1) (2)	3,442	61,956
Amgen Inc. (1)	165,755	9,394,993
Applera Corp. - Celera Genomics Group (1)	9,352	109,325
ARIAD Pharmaceuticals Inc. (1)	6,309	42,207
Avant Immunotherapeutics Inc. (1) (2)	7,676	13,126
Axonyx Inc. (1)	5,512	31,143
Barrier Therapeutics Inc. (1)	773	9,400
Biogen Idec Inc. (1)	43,560	2,664,565
Bio-Rad Laboratories Inc. Class A (1)	2,287	116,866
Cambrex Corp.	3,112	68,308
CancerVax Corp. (1) (2)	1,579	12,790
Celgene Corp. (1) (2)	10,495	611,124
Cell Genesys Inc. (1)	5,738	51,470
Charles River Laboratories International Inc. (1) (2)	6,048	276,998
Chiron Corp. (1)	14,108	623,574
Ciphergen Biosystems Inc. (1) (2)	2,349	9,161
Corgentech Inc. (1) (2)	713	12,171
CuraGen Corp. (1) (2)	5,426	29,843
Curis Inc. (1)	4,253	18,926
CYTOGEN Corp. (1)	1,592	16,780
Cytokinetics Inc. (1)	674	8,964
deCODE genetics Inc. (1) (2)	6,302	47,454
Digene Corp. (1) (2)	1,855	48,156
Diversa Corp. (1)	3,408	28,457
Encysive Pharmaceuticals Inc. (1)	6,954	62,795
Enzo Biochem Inc. (1) (2)	3,466	51,990

Enzon Pharmaceuticals Inc. (1) (2)	5,772	92,063
Exelixis Inc. (1) (2)	8,197	66,068
Genaera Corp. (1) (2)	5,375	21,016
Genencor International Inc. (1)	1,406	22,566
Genentech Inc. (1)	56,841	2,979,605
Genzyme Corp. (1)	29,026	1,579,305
Geron Corp. (1) (2)	4,462	26,727
GTx Inc. (1)	870	10,144
Human Genome Sciences Inc. (1) (2)	17,175	187,379
ICOS Corp. (1) (2)	6,787	163,838
Illumina Inc. (1)	2,976	17,588
Immunogen Inc. (1) (2)	5,298	26,755
Immunomedics Inc. (1) (2)	5,292	13,759
Incyte Corp. (1) (2)	7,999	77,030
Integra LifeSciences Holdings Corp. (1) (2)	2,630	84,449
InterMune Inc. (1) (2)	3,469	40,900
Invitrogen Corp. (1)	6,646	365,464
Keryx Biopharmaceuticals Inc. (1)	2,366	26,476
Kosan Biosciences Inc. (1)	2,801	16,134
Lexicon Genetics Inc. (1) (2)	7,436	49,003
LifeCell Corp. (1) (2)	3,136	31,360
Martek Biosciences Corp. (1) (2)	3,245	157,837
Maxim Pharmaceuticals Inc. (1) (2)	3,037	8,109
Maxygen Inc. (1) (2)	2,639	26,100
MedImmune Inc. (1)	31,892	755,840
Millennium Pharmaceuticals Inc. (1)	38,585	529,000
Millipore Corp. (1)	6,215	297,388
Momenta Pharmaceuticals Inc. (1)	1,171	9,637
Myogen Inc. (1) (2)	1,293	10,473
Myriad Genetics Inc. (1) (2)	3,369	57,610
Nanogen Inc. (1) (2)	3,531	13,524
Nektar Therapeutics (1) (2)	10,386	150,389
Neose Technologies Inc. (1) (2)	2,682	20,115
Oscient Pharmaceuticals Corp. (1)	6,765	24,016
Peregrine Pharmaceuticals Inc. (1) (2)	14,660	23,603
Praecis Pharmaceuticals Inc. (1) (2)	6,853	15,077
Protein Design Labs Inc. (1)	12,126	237,427
Regeneration Technologies Inc. (1) (2)	3,088	24,766
Regeneron Pharmaceuticals Inc. (1)	4,336	37,636
Seattle Genetics Inc. (1)	4,055	26,641
Serologicals Corp. (1) (2)	3,239	75,566
SuperGen Inc. (1) (2)	5,830	36,029
Telik Inc. (1) (2)	5,362	119,573
Tercica Inc. (1)	1,137	10,233
Third Wave Technologies Inc. (1)	2,552	17,558
Transkaryotic Therapies Inc. (1) (2)	3,843	68,136
Vertex Pharmaceuticals Inc. (1)	9,808	102,984

		23,424,109

BUILDING MATERIALS—0.36%
Aaon Inc. (1) (2)	1,076	18,722
American Standard Companies Inc. (1)	23,810	926,447
Apogee Enterprises Inc. (2)	3,671	47,466
Comfort Systems USA Inc. (1)	4,211	27,793
Drew Industries Inc. (1)	848	30,401
Eagle Materials Inc. (2)	2,375	169,337
ElkCorp (2)	2,760	76,618
Florida Rock Industries Inc.	4,027	197,283
Genlyte Group Inc. (The) (1)	1,622	104,441
Lafarge North America Inc.	4,225	198,110
Lennox International Inc.	5,834	87,160
LSI Industries Inc.	2,431	25,380
Martin Marietta Materials Inc. (2)	6,390	289,275
Masco Corp.	56,077	1,936,339
NCI Building Systems Inc. (1)	2,396	76,432

Simpson Manufacturing Co. Inc. (2)	2,264	143,085
Texas Industries Inc.	2,875	147,890
Trex Co. Inc. (1) (2)	1,298	57,475
U.S. Concrete Inc. (1)	1,964	12,138
Universal Forest Products Inc.	2,060	70,452
USG Corp. (1) (2)	4,216	76,858
Vulcan Materials Co.	12,953	659,955
York International Corp.	5,291	167,143

		5,546,200

CHEMICALS—1.65%
Aceto Corp.	1,822	26,237
Air Products & Chemicals Inc.	29,104	1,582,676
Airgas Inc.	7,736	186,206
Albemarle Corp.	4,063	142,571
American Vanguard Corp.	507	18,120
Arch Chemicals Inc. (2)	2,837	80,854
Ashland Inc.	8,923	500,402
Cabot Corp.	8,103	312,533
Cabot Microelectronics Corp. (1) (2)	2,991	108,424
Crompton Corp.	15,215	144,390
Cytec Industries Inc.	5,002	244,848
Dow Chemical Co. (The)	119,781	5,411,706
Du Pont (E.I.) de Nemours and Co.	127,861	5,472,451
Eastman Chemical Co. (2)	10,054	478,068
Ecolab Inc. (2)	23,621	742,644
Engelhard Corp.	15,712	445,435
Ferro Corp.	5,328	116,204
FMC Corp. (1) (2)	4,709	228,716
Fuller (H.B.) Co. (2)	3,844	105,326
Georgia Gulf Corp. (2)	3,584	159,811
Grace (W.R.) & Co. (1)	8,619	81,450
Great Lakes Chemical Corp. (2)	6,293	161,101
Hercules Inc. (1)	13,616	194,028
IMC Global Inc. (1) (2)	14,647	254,711
International Flavors & Fragrances Inc.	10,636	406,295
Kronos Worldwide Inc. (2)	593	23,545
Lubrizol Corp.	7,905	273,513
Lyondell Chemical Co. (2)	17,089	383,819
MacDermid Inc.	3,367	97,508
Millennium Chemicals Inc. (1) (2)	8,695	184,421
Minerals Technologies Inc. (2)	2,532	149,034
NewMarket Corp. (1)	1,966	41,050
NL Industries Inc. (2)	1,144	20,947
Octel Corp.	1,411	29,970
Olin Corp. (2)	8,579	171,580
OM Group Inc. (1)	3,738	136,661
OMNOVA Solutions Inc. (1)	5,364	32,345
PolyOne Corp. (1)	12,470	93,774
PPG Industries Inc.	21,975	1,346,628
Praxair Inc.	41,607	1,778,283
Quaker Chemical Corp. (2)	1,007	24,319
Rohm & Haas Co.	20,511	881,358
RPM International Inc.	15,231	268,827
Schulman (A.) Inc. (2)	4,072	89,747
Sensient Technologies Corp. (2)	5,938	128,498
Sherwin-Williams Co. (The)	15,298	672,500
Sigma-Aldrich Corp.	8,874	514,692
Spartech Corp.	3,060	76,806
Stepan Co. (2)	892	21,221
Symyx Technologies Inc. (1)	3,392	79,882
Terra Industries Inc. (1) (2)	4,092	35,437
Valhi Inc. (2)	1,393	20,937
Valspar Corp. (The)	6,670	311,356
Wellman Inc. (2)	4,226	35,836

Westlake Chemical Corp. (1)	795	17,728

25,547,429

COAL—0.09%
Arch Coal Inc. (2)	6,836	242,610
CONSOL Energy Inc.	11,354	396,141
Massey Energy Co. (2)	9,494	274,661
Peabody Energy Corp. (2)	8,091	481,414

		1,394,826

COMMERCIAL SERVICES—1.44%
Aaron Rents Inc. (2)	4,927	107,212
ABM Industries Inc. (2)	4,880	98,332
ADESA Inc. (1)	11,399	187,285
Administaff Inc. (1) (2)	3,033	35,486
Advisory Board Co. (The) (1) (2)	2,106	70,762
Albany Molecular Research Inc. (1) (2)	3,597	34,531
Alderwoods Group Inc. (1)	4,720	46,398
Alliance Data Systems Corp. (1)	5,583	226,446
AMN Healthcare Services Inc. (1) (2)	1,791	21,402
Answerthink Inc. (1)	4,942	26,440
Apollo Group Inc. Class A (1)	19,678	1,443,775
ARAMARK Corp. Class B	12,791	308,775
Arbitron Inc. (1)	3,924	143,658
Banta Corp.	3,037	120,721
BearingPoint Inc. (1)	20,412	182,483
Block (H & R) Inc.	21,100	1,042,762
Bowne & Co. Inc.	4,428	57,520
Bright Horizons Family Solutions Inc. (1) (2)	1,660	90,121
Career Education Corp. (1)	12,952	368,225
CDI Corp.	1,624	33,292
Cendant Corp.	130,537	2,819,599
Central Parking Corp. (2)	2,386	31,543
Century Business Services Inc. (1) (2)	8,385	37,649
Charles River Associates Inc. (1)	1,280	49,011
Chemed Corp. (2)	1,635	91,135
ChoicePoint Inc. (1)	11,187	477,126
Clark Inc. (1)	1,801	24,386
Coinstar Inc. (1) (2)	2,866	66,778
Consolidated Graphics Inc. (1)	1,415	59,288
Convergys Corp. (1)	18,770	252,081
Corinthian Colleges Inc. (1)	11,646	156,988
Cornell Companies Inc. (1)	1,377	17,075
Corporate Executive Board Co. (The) (2)	4,905	300,382
Corrections Corp. of America (1)	4,682	165,556
CorVel Corp. (1)	960	28,493
CoStar Group Inc. (1)	1,898	93,363
Cross Country Healthcare Inc. (1) (2)	3,013	46,701
Deluxe Corp.	6,425	263,553
DeVry Inc. (1) (2)	7,766	160,834
DiamondCluster International Inc. Class A (1)	2,428	29,622
Dollar Thrifty Automotive Group Inc. (1) (2)	3,080	74,936
Donnelley (R.R.) & Sons Co.	27,938	875,018
Education Management Corp. (1)	9,203	245,168
Electro Rent Corp. (2)	1,952	21,550
Equifax Inc.	17,587	463,593
Euronet Worldwide Inc. (1) (2)	2,527	47,305
Exponent Inc. (1)	571	15,731
Exult Inc. (1)	6,393	33,627
First Advantage Corp. Class A (1)	502	8,062
First Health Group Corp. (1)	12,034	193,627
Forrester Research Inc. (1)	1,869	28,484
FTI Consulting Inc. (1) (2)	5,402	102,098
Gartner Inc. Class A (1) (2)	8,915	104,216
Geo Group Inc. (The) (1)	1,042	21,309

Gevity HR Inc.	2,830	43,525
Healthcare Services Group Inc. (2)	1,543	27,712
Heidrick & Struggles International Inc. (1) (2)	2,004	57,755
Hewitt Associates Inc. Class A (1)	3,704	98,008
Hooper Holmes Inc. (2)	7,776	34,836
Hudson Highland Group Inc. (1) (2)	1,240	36,196
Insurance Auto Auctions Inc. (1) (2)	1,520	26,068
Integrated Electrical Services Inc. (1)	4,300	20,683
Interactive Data Corp. (1) (2)	4,815	90,618
Intersections Inc. (1)	704	10,314
iPayment Holdings Inc. (1)	1,202	48,272
Iron Mountain Inc. (1) (2)	13,826	468,010
ITT Educational Services Inc. (1) (2)	5,788	208,657
Jackson Hewitt Tax Service Inc.	4,054	82,012
Kelly Services Inc. Class A (2)	2,348	62,715
Kforce Inc. (1)	2,727	22,852
Korn/Ferry International (1) (2)	3,968	72,337
Labor Ready Inc. (1) (2)	5,422	76,016
Landauer Inc. (2)	1,023	48,009
Laureate Education Inc. (1)	4,693	174,673
Learning Tree International Inc. (1) (2)	1,521	21,446
LECG Corp. (1)	1,410	23,843
Magellan Health Services Inc. (1)	3,295	120,465
Manpower Inc.	11,373	505,985
MAXIMUS Inc. (1)	2,425	69,864
McGrath RentCorp	1,094	39,986
McKesson Corp.	37,421	959,849
Medical Staffing Network Holdings Inc. (1)	867	5,323
MemberWorks Inc. (1) (2)	1,046	27,447
Midas Inc. (1) (2)	1,954	31,655
MoneyGram International Inc.	11,874	202,808
Monro Muffler Brake Inc. (1) (2)	984	21,500
Moody’s Corp.	16,070	1,177,127
MPS Group Inc. (1)	13,357	112,332
National Processing Inc. (1)	936	24,823
Navigant Consulting Inc. (1)	5,752	126,314
NCO Group Inc. (1) (2)	3,424	92,277
Neurogen Corp. (1)	2,474	15,982
PAREXEL International Corp. (1)	3,378	66,209
Paychex Inc.	42,277	1,274,652
PDI Inc. (1)	1,006	27,152
Pharmaceutical Product Development Inc. (1) (2)	6,230	224,280
Pre-Paid Legal Services Inc. (1) (2)	1,407	36,132
PRG-Schultz International Inc. (1) (2)	5,042	28,941
Princeton Review Inc. (The) (1)	1,540	11,550
ProxyMed Inc. (1)	552	5,503
QC Holdings Inc. (1)	637	10,147
Quanta Services Inc. (1)	9,143	55,315
Rent-A-Center Inc. (1)	8,903	230,232
Rent-Way Inc. (1) (2)	3,362	23,030
Resources Connection Inc. (1)	2,954	111,602
Rewards Network Inc. (1)	2,767	18,456
Robert Half International Inc.	19,226	495,454
Rollins Inc. (2)	2,398	58,247
Service Corp. International (1)	42,647	264,838
ServiceMaster Co. (The)	37,290	479,549
SFBC International Inc. (1) (2)	1,588	41,780
Sotheby’s Holdings Inc. Class A (1)	5,530	86,932
Source Interlink Companies Inc. (1)	1,857	18,050
SOURCECORP Inc. (1)	1,879	41,601
Spherion Corp. (1)	7,271	56,859
StarTek Inc.	1,377	43,183
Stewart Enterprises Inc. Class A (1)	13,127	91,233
Strayer Education Inc. (2)	1,861	214,034
TeleTech Holdings Inc. (1) (2)	4,839	45,680

TNS Inc. (1)	456	8,846
United Rentals Inc. (1) (2)	6,171	98,057
Universal Technical Institute Inc. (1)	1,667	50,310
Valassis Communications Inc. (1) (2)	6,481	191,708
Viad Corp.	2,968	70,431
Volt Information Sciences Inc. (1)	1,296	37,286
Watson Wyatt & Co. Holdings	4,384	115,299
Weight Watchers International Inc. (1) (2)	5,400	209,628

		22,182,013

COMPUTERS—3.92%
ActivCard Corp. (1)	4,829	29,650
Advanced Digital Information Corp. (1) (2)	8,335	72,514
Affiliated Computer Services Inc. Class A (1) (2)	15,810	880,143
Agilysys Inc.	3,823	66,100
Ansoft Corp. (1)	1,295	20,590
Anteon International Corp. (1) (2)	3,288	120,505
Apple Computer Inc. (1)	48,617	1,883,909
BISYS Group Inc. (The) (1) (2)	15,430	225,432
Blue Coat Systems Inc. (1)	989	14,242
Brocade Communications Systems Inc. (1) (2)	34,300	193,795
CACI International Inc. Class A (1)	3,859	203,678
Cadence Design Systems Inc. (1)	35,120	457,965
Carreker Corp. (1)	2,057	15,654
Catapult Communications Corp. (1)	557	10,494
Ceridian Corp. (1)	18,745	345,095
CIBER Inc. (1) (2)	6,788	51,046
Cognizant Technology Solutions Corp. (1)	16,643	507,778
Compucom Systems Inc. (1)	2,500	11,450
Computer Sciences Corp. (1)	24,086	1,134,451
Covansys Corp. (1)	2,056	23,726
Cray Inc. (1)	11,364	40,115
CyberGuard Corp. (1)	1,945	11,495
CyberSource Corp. (1) (2)	2,875	13,886
Dell Inc. (1)	323,574	11,519,234
Diebold Inc.	9,452	441,408
Digimarc Corp. (1) (2)	1,407	12,719
DigitalNet Holdings Inc. (1)	556	16,800
Dot Hill Systems Corp. (1) (2)	4,805	38,536
Drexler Technology Corp. (1) (2)	932	8,537
DST Systems Inc. (1) (2)	9,606	427,179
Echelon Corp. (1) (2)	3,073	24,215
Electronic Data Systems Corp.	65,031	1,260,951
Electronics For Imaging Inc. (1) (2)	6,670	108,321
EMC Corp. (1)	309,701	3,573,950
Equinix Inc. (1)	1,083	33,324
FactSet Research Systems Inc. (2)	2,532	122,042
Gateway Inc. (1)	30,395	150,455
Henry (Jack) & Associates Inc.	8,835	165,833
Hewlett-Packard Co.	390,397	7,319,944
Hutchinson Technology Inc. (1) (2)	3,414	91,256
iGATE Corp. (1)	1,795	6,606
Imation Corp. (2)	4,560	162,290
InFocus Corp. (1) (2)	5,316	48,695
Intergraph Corp. (1)	4,913	133,486
Internap Network Services Corp. (1)	26,170	17,534
International Business Machines Corp.	215,400	18,468,396
InterVoice-Brite Inc. (1)	4,705	50,673
Iomega Corp. (1) (2)	7,224	33,592
Kanbay International Inc. (1)	483	10,269
Komag Inc. (1)	3,230	44,897
Kronos Inc. (1) (2)	3,955	175,167
Lexar Media Inc. (1) (2)	7,995	67,078
Lexmark International Inc. (1)	16,679	1,401,203
Magma Design Automation Inc. (1) (2)	2,871	43,295

Manhattan Associates Inc. (1) (2)	3,697	90,281
Maxtor Corp. (1)	30,869	160,519
McDATA Corp. Class A (1) (2)	14,988	75,390
Mentor Graphics Corp. (1) (2)	8,824	96,755
Mercury Computer Systems Inc. (1) (2)	2,820	75,914
Merge Technologies Inc. (1)	1,078	18,606
MICROS Systems Inc. (1)	2,096	104,947
Mobility Electronics Inc. (1) (2)	2,575	21,218
MTS Systems Corp.	2,863	60,839
National Instruments Corp.	6,698	202,748
NCR Corp. (1)	11,998	594,981
NetScout Systems Inc. (1)	2,415	12,872
Network Appliance Inc. (1)	39,610	911,030
Overland Storage Inc. (1)	1,821	25,476
PalmOne Inc. (1) (2)	5,346	162,732
PEC Solutions Inc. (1)	1,014	11,884
Perot Systems Corp. Class A (1)	9,724	156,167
Quantum Corp. (1) (2)	22,714	52,469
RadiSys Corp. (1) (2)	2,386	33,285
Redback Networks Inc. Warrants (Strike $5.00, Expiring 1/2/2011) (1)	1	2
Redback Networks Inc. Warrants (Strike $9.50, Expiring 1/2/2011) (1) (4)	0	1
Reynolds & Reynolds Co. (The) Class A	8,475	209,078
SanDisk Corp. (1) (2)	20,410	594,339
SI International Inc. (1)	493	10,802
Silicon Graphics Inc. (1) (2)	34,288	49,032
Silicon Storage Technology Inc. (1) (2)	10,292	65,560
SimpleTech Inc. (1) (2)	2,269	8,305
SRA International Inc. Class A (1)	1,533	79,041
Storage Technology Corp. (1)	14,220	359,197
Stratasys Inc. (1) (2)	1,128	35,594
Sun Microsystems Inc. (1)	425,121	1,717,489
SunGard Data Systems Inc. (1)	37,134	882,675
Sykes Enterprises Inc. (1)	2,985	13,701
Synaptics Inc. (1) (2)	2,824	56,932
Synopsys Inc. (1)	19,607	310,379
Syntel Inc. (2)	655	10,827
TALX Corp. (2)	1,563	36,090
Tier Technologies Inc. Class B (1)	1,841	17,766
TransAct Technologies Inc. (1)	913	23,601
Tumbleweed Communications Corp. (1) (2)	4,969	12,572
Tyler Technologies Inc. (1)	5,477	48,417
Ultimate Software Group Inc. (1) (2)	1,478	18,150
Unisys Corp. (1)	42,245	435,968
Western Digital Corp. (1)	27,558	242,235
Xybernaut Corp. (1) (2)	19,520	21,862

		60,439,326

COSMETICS & PERSONAL CARE—2.21%
Alberto-Culver Co.	8,994	391,059
Avon Products Inc.	60,394	2,638,010
Chattem Inc. (1) (2)	1,921	61,952
Colgate-Palmolive Co.	68,029	3,073,550
Del Laboratories Inc. (1)	479	15,807
Elizabeth Arden Inc. (1)	2,678	56,399
Estee Lauder Companies Inc. Class A	13,816	577,509
Gillette Co. (The)	128,280	5,354,407
Inter Parfums Inc. (2)	812	11,084
Kimberly-Clark Corp.	64,148	4,143,319
Procter & Gamble Co.	328,537	17,780,422
Revlon Inc. Class A (1)	17,038	42,936

		34,146,454

DISTRIBUTION & WHOLESALE—0.26%
Advanced Marketing Services Inc. (2)	1,786	19,271
Aviall Inc. (1)	3,104	63,322

Brightpoint Inc. (1)	2,085	35,862
Building Materials Holdings Corp. (2)	1,907	52,481
CDW Corp.	8,159	473,467
Central European Distribution Corp. (1) (2)	1,519	33,934
Fastenal Co. (2)	7,808	449,741
Genuine Parts Co.	22,586	866,851
Grainger (W.W.) Inc.	9,902	570,850
Handleman Co.	3,005	61,482
Hughes Supply Inc.	7,768	233,584
Ingram Micro Inc. Class A (1)	15,065	242,546
LKQ Corp. (1)	1,601	29,250
NuCo2 Inc. (1)	539	10,494
ScanSource Inc. (1)	1,506	96,083
SCP Pool Corp. (2)	6,634	177,393
Tech Data Corp. (1)	7,468	287,891
United Stationers Inc. (1) (2)	4,313	187,184
Watsco Inc. (2)	2,820	84,685
WESCO International Inc. (1)	2,387	57,885

		4,034,256

DIVERSIFIED FINANCIAL SERVICES—7.36%
Accredited Home Lenders Holding Co. (1) (2)	1,912	73,650
Advanta Corp. Class B	2,588	62,604
Affiliated Managers Group Inc. (1) (2)	3,148	168,544
American Express Co.	144,355	7,428,508
AmeriCredit Corp. (1) (2)	20,110	419,897
Ameritrade Holding Corp. (1)	30,696	368,659
Archipelago Holdings Inc. (1)	516	7,642
Asset Acceptance Capital Corp. (1)	703	11,930
Asta Funding Inc.	913	14,781
Bear Stearns Companies Inc. (The)	13,441	1,292,621
BKF Capital Group Inc. (2)	598	17,521
BlackRock Inc. (2)	2,492	183,137
Capital One Financial Corp.	30,735	2,271,316
Capital Southwest Corp.	296	22,496
Capital Trust Inc. Class A	1,102	32,068
CapitalSource Inc. (1) (2)	7,990	178,497
CharterMac	5,688	125,079
Chicago Mercantile Exchange Holdings Inc. (2)	4,194	676,492
Circle Group Holdings Inc. (1) (2)	1,987	3,596
CIT Group Inc.	27,172	1,015,961
Citigroup Inc.	660,925	29,160,011
Cohen & Steers Inc.	619	9,557
Collegiate Funding Services LLC (1)	737	9,257
CompuCredit Corp. (1)	2,446	45,545
Countrywide Financial Corp.	71,528	2,817,488
Doral Financial Corp.	11,275	467,574
E*TRADE Financial Corp. (1)	46,242	528,084
Eaton Vance Corp.	8,924	360,440
Education Lending Group Inc. (1) (2)	1,326	19,598
Edwards (A.G.) Inc.	10,254	354,993
Encore Capital Group Inc. (1)	1,178	22,205
eSpeed Inc. (1)	2,809	27,612
Federal Agricultural Mortgage Corp. (1)	1,086	24,098
Federal Home Loan Mortgage Corp.	88,084	5,746,600
Federal National Mortgage Association	123,976	7,860,078
Federated Investors Inc. Class B	10,395	295,634
Financial Federal Corp. (1) (2)	2,266	84,930
First Cash Inc. (1) (2)	1,280	25,638
Franklin Resources Inc.	20,464	1,141,073
Friedman, Billings, Ramsey Group Inc. Class A (2)	17,387	332,092
Gabelli Asset Management Inc. Class A	929	39,808
Goldman Sachs Group Inc. (The)	41,867	3,903,679
Greenhill & Co. Inc.	477	11,257
Greg Manning Auctions Inc. (1) (2)	619	6,927

Harris & Harris Group Inc. (1)	1,177	12,170
IndyMac Bancorp Inc.	7,816	282,939
Instinet Group Inc. (1)	16,556	83,277
Investment Technology Group Inc. (1) (2)	5,618	85,955
Janus Capital Group Inc.	31,322	426,292
Jefferies Group Inc.	6,329	218,161
JP Morgan Chase & Co.	455,414	18,093,598
Knight Trading Group Inc. (1)	14,324	132,211
LaBranche & Co. Inc. (1) (2)	6,788	57,359
Legg Mason Inc.	12,932	688,861
Lehman Brothers Holdings Inc.	35,489	2,829,183
Marlin Business Services Corp. (1)	621	11,650
MBNA Corp.	145,461	3,665,617
Merrill Lynch & Co. Inc.	122,580	6,094,678
Metris Companies Inc. (1)	4,809	47,032
Morgan Stanley	140,628	6,932,960
National Financial Partners Corp.	4,107	146,948
Nelnet Inc. Class A (1)	766	17,143
New Century Financial Corp. (2)	3,584	215,828
Nuveen Investments Inc. Class A	2,412	71,395
Piper Jaffray Companies Inc. (1) (2)	2,516	99,608
Portfolio Recovery Associates Inc. (1)	1,628	47,847
Providian Financial Corp. (1)	36,882	573,146
Raymond James Financial Inc. (2)	7,789	187,871
Sanders Morris Harris Group Inc. (2)	1,485	17,909
Schwab (Charles) Corp. (The)	127,630	1,172,920
SLM Corp.	56,278	2,509,999
Stifel Financial Corp. (1)	668	13,093
Student Loan Corp.	508	72,009
SWS Group Inc.	1,901	30,568
T. Rowe Price Group Inc.	13,895	707,811
Waddell & Reed Financial Inc. Class A (2)	10,306	226,732
Westcorp Inc.	2,804	119,226
WFS Financial Inc.	877	40,824
World Acceptance Corp. (1)	2,098	48,778

		113,650,775

ELECTRIC—2.82%
AES Corp. (The) (1)	81,955	818,730
Allegheny Energy Inc. (1) (2)	16,312	260,340
ALLETE Inc.	3,800	123,489
Alliant Energy Corp.	14,303	355,859
Ameren Corp.	24,807	1,144,843
American Electric Power Co. Inc.	50,659	1,619,062
Aquila Inc. (1)	25,985	81,073
Avista Corp.	6,395	115,749
Black Hills Corp. (2)	4,463	123,982
Calpine Corp. (1) (2)	55,784	161,774
CenterPoint Energy Inc. (2)	35,581	368,619
Central Vermont Public Service Corp.	1,509	30,346
CH Energy Group Inc. (2)	2,061	94,394
Cinergy Corp.	23,100	914,760
Cleco Corp. (2)	5,692	98,130
CMS Energy Corp. (1) (2)	20,293	193,189
Consolidated Edison Inc. (2)	30,859	1,297,312
Constellation Energy Group Inc.	21,594	860,305
Dominion Resources Inc.	41,791	2,726,863
DPL Inc. (2)	16,540	340,393
DTE Energy Co. (2)	22,258	939,065
Duke Energy Corp.	117,094	2,680,282
Duquesne Light Holdings Inc. (2)	9,894	177,696
Edison International	41,812	1,108,436
El Paso Electric Co. (1)	6,507	104,567
Empire District Electric Co. (The) (2)	3,443	70,754
Energy East Corp.	19,053	479,755

Entergy Corp.	29,482	1,786,904
Exelon Corp.	84,589	3,103,570
FirstEnergy Corp.	42,274	1,736,616
FPL Group Inc.	23,664	1,616,724
Great Plains Energy Inc.	9,392	273,777
Hawaiian Electric Industries Inc. (2)	10,634	282,226
IDACORP Inc. (2)	5,199	151,083
MDU Resources Group Inc.	14,778	389,105
MGE Energy Inc.	2,295	73,027
NiSource Inc.	33,773	709,571
Northeast Utilities	16,719	324,181
NRG Energy Inc. (1)	9,790	263,743
NSTAR	6,916	339,576
OGE Energy Corp.	11,149	281,289
Otter Tail Corp. (2)	3,359	85,654
Pepco Holdings Inc.	21,737	432,566
PG&E Corp. (1)	51,061	1,552,254
Pinnacle West Capital Corp.	11,559	479,698
PNM Resources Inc. (2)	7,470	168,150
PPL Corp.	24,137	1,138,784
Progress Energy Inc.	31,605	1,338,156
Public Service Enterprise Group Inc. (2)	30,372	1,293,847
Puget Energy Inc.	13,036	295,917
Reliant Energy Inc. (1)	37,404	348,979
SCANA Corp.	14,237	531,610
Sierra Pacific Resources Corp. (1) (2)	15,690	140,425
Southern Co. (The)	94,291	2,826,844
TECO Energy Inc.	24,840	336,085
Texas Genco Holdings Inc.	2,022	94,326
TXU Corp.	38,000	1,820,960
UIL Holdings Corp. (2)	1,477	72,654
UniSource Energy Corp. (2)	4,420	107,627
Westar Energy Inc.	11,003	222,261
Wisconsin Energy Corp.	15,450	492,855
WPS Resources Corp. (2)	4,805	216,177
Xcel Energy Inc. (2)	51,171	886,282

		43,503,270

ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Advanced Energy Industries Inc. (1) (2)	2,467	22,918
American Power Conversion Corp. (2)	22,046	383,380
AMETEK Inc.	8,430	255,598
Artesyn Technologies Inc. (1) (2)	4,788	47,784
Belden CDT Inc.	5,953	129,775
C&D Technologies Inc.	2,827	53,770
Capstone Turbine Corp. (1)	8,357	12,786
Cherokee International Corp. (1)	905	7,593
Color Kinetics Inc. (1)	750	9,600
Emerson Electric Co.	53,987	3,341,255
Encore Wire Corp. (1)	1,957	25,911
Energizer Holdings Inc. (1)	10,531	485,479
Energy Conversion Devices Inc. (1) (2)	2,668	35,378
EnerSys (1)	799	10,267
General Cable Corp. (1) (2)	4,407	46,890
GrafTech International Ltd. (1)	12,016	167,623
Hubbell Inc. Class B (2)	7,632	342,143
Intermagnetics General Corp. (1) (2)	3,193	73,918
Littelfuse Inc. (1)	2,806	96,891
Magnetek Inc. (1) (2)	2,411	18,010
Medis Technologies Ltd. (1) (2)	1,012	11,375
Molex Inc.	17,587	524,444
Powell Industries Inc. (1)	916	15,435
Power-One Inc. (1)	7,845	50,836
Rayovac Corp. (1)	4,555	120,024
Universal Display Corp. (1) (2)	2,051	17,269

Valence Technology Inc. (1) (2)	7,421	25,528
Vicor Corp.	2,990	30,229
Wilson Greatbatch Technologies Inc. (1)	2,526	45,190

		6,407,299

ELECTRONICS—0.84%
ADE Corp. (1) (2)	972	16,558
Agilent Technologies Inc. (1)	61,959	1,336,456
American Superconductor Corp. (1)	2,750	34,155
Amphenol Corp. Class A (1)	8,499	291,176
Analogic Corp. (2)	1,338	55,781
Applera Corp. - Applied Biosystems Group	25,911	488,941
Arrow Electronics Inc. (1)	14,708	332,107
Avnet Inc. (1) (2)	15,529	265,856
AVX Corp. (2)	7,239	85,782
Bei Technologies Inc. (2)	1,458	39,949
Bel Fuse Inc. Class B (2)	1,401	46,345
Benchmark Electronics Inc. (1) (2)	5,386	160,503
Brady Corp. Class A	2,440	118,999
Checkpoint Systems Inc. (1) (2)	4,696	73,117
Coherent Inc. (1) (2)	3,832	99,402
CTS Corp. (2)	4,396	55,390
Cubic Corp. (2)	2,044	46,808
Cymer Inc. (1)	4,902	140,491
Daktronics Inc. (1) (2)	1,876	45,868
DDi Corp. (1)	2,743	13,907
Dionex Corp. (1) (2)	2,361	129,147
Electro Scientific Industries Inc. (1)	3,490	60,551
Excel Technology Inc. (1) (2)	1,383	35,709
FEI Co. (1)	3,097	61,197
Fisher Scientific International Inc. (1)	14,119	823,561
FLIR Systems Inc. (1) (2)	4,209	246,226
FSI International Inc. (1)	3,138	13,117
Gentex Corp. (2)	10,079	354,075
Identix Inc. (1)	10,698	71,249
II-VI Inc. (1)	1,440	50,414
Intevac Inc. (1)	1,579	9,916
InVision Technologies Inc. (1) (2)	2,327	104,692
Itron Inc. (1) (2)	2,609	45,527
Jabil Circuit Inc. (1)	20,823	478,929
Keithley Instruments Inc.	1,621	28,286
KEMET Corp. (1)	11,681	94,499
Maxwell Technologies Inc. (1)	1,056	10,887
Measurements Specialties Inc. (1) (2)	1,370	34,044
Merix Corp. (1)	1,857	19,239
Methode Electronics Inc. (2)	4,469	57,159
Metrologic Instruments Inc. (1) (2)	1,078	17,086
Mettler Toledo International Inc. (1)	5,545	261,835
MIPS Technologies Inc. Class A (1)	4,440	25,308
Molecular Devices Corp. (1) (2)	2,009	47,352
Multi-Fineline Electronix Inc. (1)	953	8,930
OSI Systems Inc. (1) (2)	1,860	29,946
Paradyne Networks Inc. (1) (2)	4,105	18,883
Park Electrochemical Corp.	2,349	49,799
Parker Hannifin Corp.	15,302	900,676
Paxar Corp. (1) (2)	4,135	93,782
PerkinElmer Inc.	16,065	276,639
Photon Dynamics Inc. (1)	2,362	47,949
Planar Systems Inc. (1) (2)	1,633	18,306
Plexus Corp. (1) (2)	5,438	60,036
PLX Technology Inc. (1)	2,222	16,021
RAE Systems Inc. (1)	3,509	19,580
Rofin-Sinar Technologies Inc. (1)	2,016	59,230
Rogers Corp. (1)	2,034	86,425
Sanmina-SCI Corp. (1)	67,773	477,800

SBS Technologies Inc. (1)	1,940	23,668
Solectron Corp. (1)	119,653	592,282
Sonic Solutions Inc. (1) (2)	2,113	34,484
Spatialight Inc. (1) (2)	2,080	12,272
Stoneridge Inc. (1) (2)	1,860	26,226
Suntron Corp. (1) (2)	616	3,049
Symbol Technologies Inc.	30,810	389,438
Sypris Solutions Inc.	495	6,757
Taser International Inc. (1) (2)	2,920	109,646
Technitrol Inc. (1) (2)	5,260	102,570
Tektronix Inc.	10,655	354,279
Thermo Electron Corp. (1)	21,449	579,552
Thomas & Betts Corp. (2)	7,318	196,269
Trimble Navigation Ltd. (1)	6,766	213,806
TTM Technologies Inc. (1) (2)	4,788	42,565
Ultralife Batteries Inc. (1) (2)	1,526	15,519
Varian Inc. (1)	4,310	163,220
Viisage Technology Inc. (1)	3,787	21,775
Vishay Intertechnology Inc. (1)	19,505	251,615
Waters Corp. (1)	15,326	675,877
Watts Water Technologies Inc. Class A	2,872	77,113
Woodhead Industries Inc.	1,483	20,465
Woodward Governor Co.	1,145	77,276
X-Rite Inc.	2,324	33,861
Zygo Corp. (1)	2,018	20,442

		13,035,624

ENERGY - ALTERNATE SOURCES—0.02%
FuelCell Energy Inc. (1) (2)	5,171	53,003
Headwaters Inc. (1) (2)	4,089	126,187
KFx Inc. (1) (2)	5,246	40,447
Plug Power Inc. (1) (2)	6,043	38,736

		258,373

ENERGY & RELATED—0.00%
Edge Petroleum Corp. (1)	1,345	21,480
Syntroleum Corp. (1) (2)	2,849	20,000

		41,480

ENGINEERING & CONSTRUCTION—0.10%
Dycom Industries Inc. (1)	6,511	184,847
EMCOR Group Inc. (1) (2)	1,908	71,779
Fluor Corp. (2)	10,635	473,470
Granite Construction Inc.	4,317	103,176
Infrasource Services Inc. (1)	820	8,610
Insituform Technologies Inc. Class A (1) (2)	3,256	60,790
Jacobs Engineering Group Inc. (1)	7,089	271,438
Perini Corp. (1)	648	9,240
Shaw Group Inc. (The) (1) (2)	7,490	89,880
URS Corp. (1)	3,823	101,998
Washington Group International Inc. (1)	3,364	116,462

		1,491,690

ENTERTAINMENT—0.25%
Alliance Gaming Corp. (1) (2)	6,277	94,532
AMC Entertainment Inc. (1)	3,740	71,584
Argosy Gaming Co. (1) (2)	3,314	129,909
Carmike Cinemas Inc.	860	30,281
Churchill Downs Inc. (2)	902	35,313
Dover Downs Gaming & Entertainment Inc. (2)	1,506	15,497
Dover Motorsports Inc. (2)	2,388	10,245
Empire Resorts Inc. (1)	800	6,000
Gaylord Entertainment Co. (1) (2)	3,741	115,971
GTECH Holdings Corp.	14,948	378,483
International Game Technology Inc.	44,680	1,606,246

International Speedway Corp. Class A	4,259	212,524
Isle of Capri Casinos Inc. (1)	2,056	39,825
Macrovision Corp. (1)	6,114	147,225
Magna Entertainment Corp. Class A (1)	5,275	28,749
Metro-Goldwyn-Mayer Inc.	7,391	85,514
Nevada Gold & Casinos Inc. (1)	876	10,530
Penn National Gaming Inc. (1)	4,118	166,367
Pinnacle Entertainment Inc. (1)	4,648	64,142
Regal Entertainment Group Class A (2)	4,972	94,965
Scientific Games Corp. Class A (1) (2)	9,561	182,615
Shuffle Master Inc. (1) (2)	3,247	121,633
Six Flags Inc. (1)	11,694	63,615
Speedway Motorsports Inc.	1,878	62,594
Steinway Musical Instruments Inc. (1)	816	22,195
Sunterra Corp. (1)	1,974	18,812
Vail Resorts Inc. (1)	2,578	46,584

		3,861,950

ENVIRONMENTAL CONTROL—0.25%
Allied Waste Industries Inc. (1)	35,934	318,016
Calgon Carbon Corp.	4,440	32,057
Casella Waste Systems Inc. Class A (1) (2)	2,435	28,830
Darling International Inc. (1) (2)	8,608	37,100
Duratek Inc. (1) (2)	828	14,730
IMCO Recycling Inc. (1)	1,329	15,151
Ionics Inc. (1) (2)	2,551	68,877
Layne Christensen Co. (1) (2)	954	14,377
Metal Management Inc. (1)	1,970	35,815
Mine Safety Appliances Co.	2,809	114,382
Republic Services Inc.	20,079	597,551
Stericycle Inc. (1)	5,445	249,926
Tetra Tech Inc. (1)	6,783	85,941
TRC Companies Inc. (1)	1,571	29,488
Waste Connections Inc. (1) (2)	6,138	194,452
Waste Management Inc.	74,317	2,031,827

		3,868,520

FOOD—1.67%
Albertson’s Inc. (2)	47,202	1,129,544
American Italian Pasta Co. Class A (2)	2,119	55,412
Archer-Daniels-Midland Co.	74,753	1,269,306
Arden Group Inc. Class A	124	10,540
Cal-Maine Foods Inc. (2)	1,566	17,179
Campbell Soup Co.	29,809	783,679
Chiquita Brands International Inc. (1)	5,271	91,768
ConAgra Foods Inc.	67,653	1,739,359
Corn Products International Inc. (2)	4,809	221,695
Dean Foods Co. (1)	20,153	604,993
Del Monte Foods Co. (1)	24,236	254,236
Flowers Foods Inc.	4,506	116,480
General Mills Inc.	37,116	1,666,508
Great Atlantic & Pacific Tea Co. (1) (2)	2,847	17,367
Hain Celestial Group Inc. (1) (2)	3,396	60,041
Heinz (H.J.) Co.	45,083	1,623,890
Hershey Foods Corp.	22,165	1,035,327
Hormel Foods Corp.	9,928	265,872
Ingles Markets Inc. Class A	1,055	12,723
J&J Snack Foods Corp. (1)	888	38,077
Kellogg Co.	31,241	1,332,741
Kraft Foods Inc. (2)	34,169	1,083,841
Kroger Co. (1)	94,424	1,465,460
Lance Inc.	3,323	53,666
M&F Worldwide Corp. (1)	1,838	23,912
McCormick & Co. Inc. NVS	17,615	604,899
MGP Ingredients Inc. (2)	717	7,113

Nash Finch Co. (2)	1,458	45,854
Pathmark Stores Inc. (1)	3,983	19,318
Performance Food Group Co. (1) (2)	5,923	140,375
Pilgrim’s Pride Corp. (2)	1,994	53,998
Provide Commerce Inc. (1)	495	10,341
Ralcorp Holdings Inc.	3,971	143,353
Ruddick Corp.	4,349	85,414
Safeway Inc. (1)	57,107	1,102,736
Sanderson Farms Inc. (2)	1,207	40,374
Sanfilippo (John B.) & Son Inc. (1)	873	22,873
Sara Lee Corp.	101,166	2,312,655
Seaboard Corp.	42	24,610
Smithfield Foods Inc. (1)	10,820	270,500
Smucker (J.M.) Co. (The)	7,365	327,080
SUPERVALU Inc.	17,612	485,211
Sysco Corp.	81,762	2,446,319
Tootsie Roll Industries Inc.	3,474	101,510
Tyson Foods Inc. Class A	27,639	442,777
United Natural Foods Inc. (1) (2)	4,928	131,085
Weis Markets Inc. (2)	1,535	52,006
Whole Foods Market Inc. (2)	7,843	672,851
Wild Oats Markets Inc. (1) (2)	3,818	32,988
Winn-Dixie Stores Inc. (2)	10,162	31,401
Wrigley (William Jr.) Co.	20,109	1,273,101

		25,854,358

FOREST PRODUCTS & PAPER—0.57%
Boise Cascade Corp.	11,072	368,476
Bowater Inc.	7,104	271,302
Buckeye Technologies Inc. (1)	3,855	42,983
Caraustar Industries Inc. (1) (2)	3,458	57,991
Deltic Timber Corp. (2)	1,409	56,064
Georgia-Pacific Corp.	32,751	1,177,398
Glatfelter Co.	3,964	49,114
International Paper Co.	62,140	2,511,077
Longview Fibre Co. (2)	6,882	104,951
Louisiana-Pacific Corp.	13,648	354,166
MeadWestvaco Corp.	25,834	824,105
Pope & Talbot Inc.	2,052	36,115
Potlatch Corp. (2)	3,756	175,818
Rock-Tenn Co. Class A (2)	3,296	51,879
Schweitzer-Mauduit International Inc.	1,952	63,245
Temple-Inland Inc.	6,990	469,379
Wausau-Mosinee Paper Corp. (2)	5,863	97,619
Weyerhaeuser Co.	30,616	2,035,352

		8,747,034

GAS—0.31%
AGL Resources Inc.	8,341	256,653
Atmos Energy Corp.	7,950	200,261
Cascade Natural Gas Corp. (2)	1,464	31,081
Energen Corp. (2)	4,542	234,140
EnergySouth Inc. (2)	735	20,029
KeySpan Corp.	20,658	809,794
Laclede Group Inc. (The)	2,491	72,812
New Jersey Resources Corp.	3,735	154,629
Nicor Inc. (2)	5,913	217,007
Northwest Natural Gas Co.	3,416	108,390
NUI Corp. (2)	2,356	31,429
ONEOK Inc. (2)	13,167	342,605
Peoples Energy Corp.	4,840	201,731
Piedmont Natural Gas Co. (2)	4,850	213,109
Sempra Energy	26,318	952,448
South Jersey Industries Inc.	1,612	76,973
Southern Union Co. (1)	7,724	158,342

Southwest Gas Corp.	4,241	101,572
UGI Corp.	6,612	246,363
Vectren Corp.	9,679	243,717
WGL Holdings Inc. (2)	6,385	180,440

		4,853,525

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co. (2)	3,915	92,629
Black & Decker Corp.	10,172	787,720
Franklin Electric Co. Inc.	2,048	81,101
Kennametal Inc.	4,508	203,536
Lincoln Electric Holdings Inc. (2)	4,333	135,883
Milacron Inc. (1) (2)	4,849	15,129
Regal-Beloit Corp.	3,000	72,570
Snap-On Inc.	7,490	206,424
Stanley Works (The)	8,877	377,539

		1,972,531

HEALTH CARE—0.03%
Abaxis Inc. (1)	1,970	25,630
ABIOMED Inc. (1)	1,547	13,691
America Service Group Inc. (1)	771	31,642
Cyberoptics Corp. (1)	763	11,781
Endocardial Solutions Inc. (1)	2,344	27,120
FARO Technologies Inc. (1)	1,133	23,045
Flanders Corp. (1) (2)	1,138	9,775
Genelabs Technologies Inc. (1)	9,384	24,492
I-Flow Corp. (1)	1,936	28,033
LCA-Vision Inc.	1,129	29,117
LeCroy Corp. (1)	714	11,931
MedCath Corp. (1)	523	8,274
Microtek Medical Holdings Inc. (1) (2)	4,474	14,138
Microvision Inc. (1) (2)	1,796	10,632
Palomar Medical Technologies Inc. (1)	1,206	26,436
Psychiatric Solutions Inc. (1)	1,072	27,175
Res-Care Inc. (1)	1,850	21,923
Sonic Innovations Inc. (1)	1,837	8,377
ThermoGenesis Corp. (1) (2)	4,495	21,576
Urologix Inc. (1)	1,454	9,189

		383,977

HEALTH CARE-PRODUCTS—3.75%
Advanced Medical Optics Inc. (1) (2)	4,470	176,878
Advanced Neuromodulation Systems Inc. (1) (2)	2,637	80,033
Align Technology Inc. (1) (2)	6,614	101,062
American Medical Systems Holdings Inc. (1)	3,210	116,427
Animas Corp. (1)	542	8,726
Arrow International Inc.	2,697	80,640
ArthroCare Corp. (1) (2)	2,570	75,275
Aspect Medical Systems Inc. (1) (2)	1,645	29,758
Bard (C.R.) Inc.	13,469	762,749
Bausch & Lomb Inc.	6,799	451,794
Baxter International Inc.	78,644	2,529,191
Beckman Coulter Inc.	7,926	444,807
Becton, Dickinson & Co.	32,430	1,676,631
BioLase Technology Inc. (2)	2,531	20,653
Biomet Inc.	32,579	1,527,304
Biosite Inc. (1) (2)	1,546	75,692
Bioveris Corp. (1)	2,403	14,923
Boston Scientific Corp. (1)	84,558	3,359,489
Bruker BioSciences Corp. (1)	2,585	8,944
Candela Corp. (1) (2)	2,540	29,312
Cardiac Science Inc. (1)	6,398	12,284
CardioDynamics International Corp. (1) (2)	3,914	18,004
Cepheid Inc. (1)	5,238	45,152

Closure Medical Corp. (1) (2)	922	13,129
Conceptus Inc. (1) (2)	2,859	26,503
CONMED Corp. (1) (2)	3,958	104,095
Cooper Companies Inc. (2)	4,261	292,092
CTI Molecular Imaging Inc. (1) (2)	3,249	26,219
Cyberonics Inc. (1) (2)	2,544	52,050
Cytyc Corp. (1) (2)	14,183	342,519
Dade Behring Holdings Inc. (1)	5,646	314,584
Datascope Corp. (2)	1,525	56,883
DENTSPLY International Inc.	10,399	540,124
Diagnostic Products Corp. (2)	2,876	117,542
DJ Orthopedics Inc. (1)	2,050	36,183
Edwards Lifesciences Corp. (1) (2)	7,828	262,238
Encore Medical Corp. (1)	3,192	15,896
EPIX Pharmaceuticals Inc. (1)	2,872	55,458
Exactech Inc. (1) (2)	929	18,998
E-Z-Em Inc.	566	10,160
Gen-Probe Inc. (1)	6,321	252,018
Guidant Corp.	40,146	2,651,242
Haemonetics Corp. (1)	2,490	81,772
Hanger Orthopedic Group Inc. (1) (2)	2,381	11,929
Henry Schein Inc. (1)	5,635	351,117
Hillenbrand Industries Inc.	6,935	350,426
Hologic Inc. (1) (2)	2,383	45,920
ICU Medical Inc. (1) (2)	1,355	35,284
IDEXX Laboratories Inc. (1)	4,426	224,575
Immucor Inc. (1)	3,868	95,733
Immunicon Corp. (1)	1,297	12,970
INAMED Corp. (1)	4,447	211,989
Intuitive Surgical Inc. (1)	4,279	105,905
Invacare Corp.	3,409	156,814
Inverness Medical Innovations Inc. (1) (2)	1,516	31,533
IVAX Diagnostics Inc. (1)	1,470	8,041
Johnson & Johnson	379,399	21,371,546
Kensey Nash Corp. (1) (2)	1,178	30,852
Kyphon Inc. (1) (2)	2,942	72,903
Laserscope (1) (2)	2,285	46,317
Lifeline Systems Inc. (1)	1,376	33,602
Luminex Corp. (1)	2,398	17,098
Medical Action Industries Inc. (1) (2)	902	14,998
Medtronic Inc.	155,079	8,048,600
Mentor Corp. (2)	5,438	183,152
Merit Medical Systems Inc. (1)	2,996	45,270
Micro Therapeutics Inc. (1) (2)	2,580	10,965
NuVasive Inc. (1)	943	9,958
Oakley Inc. (2)	3,447	41,019
Ocular Sciences Inc. (1)	2,444	117,239
OraSure Technologies Inc. (1)	4,845	30,524
Orthologic Corp. (1) (2)	3,543	24,943
Orthovita Inc. (1)	4,088	18,294
Palatin Technologies Inc. (1) (2)	7,545	21,956
Patterson Companies Inc. (1) (2)	7,841	600,307
PolyMedica Corp. (2)	3,194	98,375
Possis Medical Inc. (1) (2)	2,044	32,009
PSS World Medical Inc. (1) (2)	8,681	87,157
Quidel Corp. (1) (2)	3,696	16,743
ResMed Inc. (1) (2)	4,456	212,150
Respironics Inc. (1)	4,332	231,502
Sola International Inc. (1)	3,767	71,761
SonoSite Inc. (1) (2)	1,866	48,609
St. Jude Medical Inc. (1)	22,556	1,697,790
Stereotaxis Inc. (1)	952	9,272
Steris Corp. (1) (2)	9,131	200,334
Stryker Corp.	36,762	1,767,517
SurModics Inc. (1) (2)	1,868	44,365

Sybron Dental Specialties Inc. (1) (2)	4,961	147,292
TECHNE Corp. (1) (2)	5,417	206,821
Thoratec Corp. (1) (2)	6,243	60,058
TriPath Imaging Inc. (1) (2)	3,000	24,540
Varian Medical Systems Inc. (1)	17,628	609,400
Ventana Medical Systems Inc. (1)	1,794	90,489
Viasys Healthcare Inc. (1)	3,737	62,520
VISX Inc. (1)	6,017	123,950
Vital Sign Inc.	887	28,366
West Pharmaceutical Services Inc.	3,756	78,313
Wright Medical Group Inc. (1)	3,261	81,916
Young Innovations Inc.	529	17,457
Zila Inc. (1) (2)	4,771	19,657
Zimmer Holdings Inc. (1)	31,203	2,466,285
Zoll Medical Corp. (1)	1,133	37,831

		57,869,691

HEALTH CARE-SERVICES—1.56%
Aetna Inc.	19,537	1,952,332
Alliance Imaging Inc. (1)	1,092	8,157
Amedisys Inc. (1)	1,235	36,988
American Healthways Inc. (1) (2)	3,678	107,067
American Medical Security Group Inc. (1)	1,477	47,249
AMERIGROUP Corp. (1) (2)	3,090	173,813
AmSurg Corp. (1) (2)	3,861	81,776
Anthem Inc. (1) (2)	17,751	1,548,775
Apria Healthcare Group Inc. (1) (2)	6,686	182,194
Beverly Enterprises Inc. (1) (2)	13,126	99,364
Centene Corp. (1) (2)	2,633	112,113
Community Health Systems Inc. (1)	6,670	177,956
Covance Inc. (1)	8,148	325,676
Coventry Health Care Inc. (1)	11,221	598,865
DaVita Inc. (1)	12,528	390,247
Genesis HealthCare Corp. (1)	2,350	71,464
Gentiva Health Services Inc. (1)	2,763	45,230
HCA Inc. (2)	59,488	2,269,467
Health Management Associates Inc. Class A (2)	31,579	645,159
Health Net Inc. (1) (2)	14,214	351,370
Humana Inc. (1)	21,170	422,977
Inveresk Research Group Inc. (1)	3,963	146,195
Kindred Healthcare Inc. (1) (2)	3,118	76,079
LabOne Inc. (1) (2)	2,011	58,782
Laboratory Corp. of America Holdings (1) (2)	18,122	792,294
LifePoint Hospitals Inc. (1)	4,875	146,299
Lincare Holdings Inc. (1) (2)	12,561	373,187
Manor Care Inc.	11,427	342,353
Matria Healthcare Inc. (1) (2)	1,352	38,275
Molina Healthcare Inc. (1)	1,181	41,926
National Healthcare Corp. (2)	1,034	29,469
OCA Inc. (1) (2)	5,918	28,051
Odyssey Healthcare Inc. (1) (2)	4,618	81,970
Option Care Inc.	1,418	21,936
PacifiCare Health Systems Inc. (1) (2)	10,867	398,819
Pediatrix Medical Group Inc. (1)	3,060	167,841
Province Healthcare Co. (1)	6,453	134,997
Quest Diagnostics Inc.	10,465	923,222
Radiation Therapy Services Inc. (1)	840	9,526
RehabCare Group Inc. (1) (2)	2,277	52,439
Renal Care Group Inc. (1) (2)	8,820	284,269
Select Medical Corp.	11,375	152,766
Sierra Health Services Inc. (1) (2)	2,974	142,544
Specialty Laboratories Inc. (1)	929	9,755
Sunrise Senior Living Inc. (1) (2)	1,946	68,344
Symbion Inc. (1)	781	12,578
Tenet Healthcare Corp. (1)	59,707	644,239

Triad Hospitals Inc. (1) (2)	9,771	336,513
United Surgical Partners International Inc. (1) (2)	3,456	118,714
UnitedHealth Group Inc.	85,419	6,298,797
Universal Health Services Inc. Class B	6,238	271,353
VistaCare Inc. Class A (1) (2)	1,532	23,455
Wellcare Health Plans Inc. (1)	578	10,953
WellChoice Inc. (1)	2,978	111,169
WellPoint Health Networks Inc. (1)	19,969	2,098,542

		24,095,890

HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	6,875	389,469
Resource America Inc. Class A (2)	2,011	47,439
Terremark Worldwide Inc. (1)	32,368	20,716
Walter Industries Inc. (2)	3,130	50,143

		507,767

HOME BUILDERS—0.43%
Beazer Homes USA Inc. (2)	1,807	193,150
Brookfield Homes Corp.	2,104	55,440
Centex Corp.	15,812	797,874
Champion Enterprises Inc. (1) (2)	8,397	86,405
Coachmen Industries Inc. (2)	1,952	30,803
D.R. Horton Inc. (2)	29,966	992,174
Dominion Homes Inc. (1) (2)	437	10,409
Fleetwood Enterprises Inc. (1) (2)	7,126	108,173
Hovnanian Enterprises Inc. Class A (1)	4,258	170,746
KB Home	4,615	389,921
Lennar Corp. Class A (2)	16,946	806,630
Levitt Corp. Class A	1,982	46,498
M.D.C. Holdings Inc.	2,899	211,917
M/I Homes Inc.	1,503	63,787
Meritage Homes Corp. (1) (2)	1,287	101,158
Monaco Coach Corp.	3,355	72,636
NVR Inc. (1)	702	386,802
Orleans Homebuilders Inc. (1) (2)	430	9,684
Palm Harbor Homes Inc. (1) (2)	1,797	30,279
Pulte Homes Inc.	13,520	829,722
Ryland Group Inc.	3,099	287,153
Skyline Corp. (2)	916	36,686
Standard-Pacific Corp.	4,468	251,861
Technical Olympic USA Inc. (2)	1,122	31,685
Thor Industries Inc. (2)	4,794	126,897
Toll Brothers Inc. (1) (2)	6,254	289,748
WCI Communities Inc. (1) (2)	4,089	95,274
William Lyon Homes Inc. (1) (2)	504	44,806
Winnebago Industries Inc. (2)	3,384	117,222

		6,675,540

HOME FURNISHINGS—0.19%
American Woodmark Corp. (2)	1,404	51,983
Applica Inc. (1)	2,399	9,692
Bassett Furniture Industries Inc. (2)	1,424	26,885
Digital Theater Systems Inc. (1)	1,963	35,825
Ethan Allen Interiors Inc. (2)	4,329	150,433
Furniture Brands International Inc.	6,715	168,412
Harman International Industries Inc.	7,569	815,560
Hooker Furniture Corp.	1,000	27,630
Kimball International Inc. Class B	2,925	40,599
La-Z-Boy Inc. (2)	7,159	108,674
Leggett & Platt Inc.	24,619	691,794
Maytag Corp. (2)	10,569	194,153
Stanley Furniture Co. Inc. (2)	592	26,048
Tempur-Pedic International Inc. (1)	2,028	30,400
TiVo Inc. (1) (2)	5,095	33,729

Universal Electronics Inc. (1)	1,952	32,755
Whirlpool Corp.	8,965	538,707

		2,983,279
HOUSEHOLD PRODUCTS & WARES—0.33%
American Greetings Corp. Class A (2)	8,223	206,562
Avery Dennison Corp.	14,156	931,182
Blyth Inc.	3,729	115,226
Central Garden & Pet Co. (1)	2,120	64,914
Church & Dwight Co. Inc. (2)	7,871	220,860
Clorox Co.	19,190	1,022,827
CSS Industries Inc.	820	25,371
Ennis Inc.	2,077	44,489
Fortune Brands Inc.	18,730	1,387,706
Fossil Inc. (1)	5,037	155,845
Harland (John H.) Co. (2)	3,904	122,390
Jarden Corp. (1) (2)	3,415	124,613
Lifetime Hoan Corp. (2)	659	9,786
Playtex Products Inc. (1)	3,504	22,075
Russ Berrie & Co. Inc. (2)	1,298	26,155
Scotts Co. (The) Class A (1)	2,894	185,650
Standard Register Co. (The) (2)	1,366	14,343
Tupperware Corp.	6,992	118,724
Water Pik Technologies Inc. (1)	956	14,244
WD-40 Co. (2)	2,120	60,632
Yankee Candle Co. Inc. (The) (1)	6,190	179,262

		5,052,856
HOUSEWARES—0.06%
Libbey Inc.	1,505	28,144
National Presto Industries Inc.	651	27,225
Newell Rubbermaid Inc. (2)	35,536	712,141
Toro Co. (2)	2,940	200,802

		968,312
INSURANCE—4.39%
Affirmative Insurance Holdings Inc. (1)	610	9,626
AFLAC Inc.	65,097	2,552,453
Alfa Corp.	4,949	69,088
Alleghany Corp. (1)	575	156,918
Allmerica Financial Corp. (1)	6,850	184,128
Allstate Corp. (The)	89,904	4,314,493
Ambac Financial Group Inc.	13,902	1,111,465
American Equity Investment Life Holding Co.	2,123	20,147
American Financial Group Inc.	4,780	142,874
American International Group Inc.	293,675	19,966,963
American National Insurance Co. (2)	1,038	100,468
American Physicians Capital Inc. (1)	1,314	40,235
AmerUs Group Co. (2)	5,052	207,132
AON Corp.	40,509	1,164,229
Argonaut Group Inc. (1) (2)	2,936	54,815
Baldwin & Lyons Inc. Class B (2)	1,120	28,269
Berkley (W.R.) Corp.	8,979	378,555
Bristol West Holdings Inc. (2)	1,657	28,401
Brown & Brown Inc. (2)	6,809	311,171
Ceres Group Inc. (1)	3,070	16,732
Chubb Corp.	24,354	1,711,599
CIGNA Corp.	18,112	1,261,139
Cincinnati Financial Corp.	18,924	780,047
Citizens Inc. (1) (2)	3,095	18,477
CNA Financial Corp. (1)	3,395	81,514
CNA Surety Corp. (1) (2)	2,007	21,274
Commerce Group Inc. (2)	2,993	144,861
Conseco Inc. (1)	19,547	345,200
Crawford & Co. Class B	1,452	9,728

Danielson Holding Corp. (1)	5,063	30,834
Delphi Financial Group Inc. Class A	3,299	132,521
Direct General Corp.	1,874	54,196
Donegal Group Inc. Class A	661	12,691
EMC Insurance Group Inc.	393	8,257
Enstar Group Inc. (1) (2)	375	18,585
Erie Indemnity Co. Class A	3,648	186,121
FBL Financial Group Inc. Class A (2)	1,628	42,637
Fidelity National Financial Inc.	20,775	791,527
First Acceptance Corp. (1)	1,916	13,699
First American Corp.	10,345	318,936
FPIC Insurance Group Inc. (1)	829	21,430
Gallagher (Arthur J.) & Co.	11,666	386,495
Great American Financial Resources Inc.	893	13,654
Harleysville Group Inc. (2)	2,027	41,878
Hartford Financial Services Group Inc.	37,427	2,317,854
HCC Insurance Holdings Inc.	8,248	248,677
Hilb, Rogal & Hobbs Co. (2)	4,005	145,061
Horace Mann Educators Corp.	5,545	97,481
Independence Holding Co. (2)	561	9,913
Infinity Property & Casualty Corp.	2,475	73,087
Jefferson-Pilot Corp.	17,920	889,907
Kansas City Life Insurance Co. (2)	565	24,052
LandAmerica Financial Group Inc. (2)	2,538	115,479
Lincoln National Corp.	22,331	1,049,557
Loews Corp.	19,100	1,117,350
Markel Corp. (1) (2)	1,097	338,315
Marsh & McLennan Companies Inc.	66,970	3,064,547
MBIA Inc.	18,498	1,076,769
Mercury General Corp.	3,448	182,365
MetLife Inc.	51,538	1,991,944
MGIC Investment Corp.	12,564	836,134
Midland Co. (The)	1,036	28,335
National Western Life Insurance Co. Class A (1)	309	50,336
Nationwide Financial Services Inc.	7,421	260,551
Navigators Group Inc. (The) (1)	928	27,135
NYMAGIC Inc. (2)	369	8,077
Odyssey Re Holdings Corp. (2)	1,501	33,292
Ohio Casualty Corp. (1) (2)	7,801	163,275
Old Republic International Corp.	23,643	591,784
Penn-America Group Inc. (2)	1,287	17,516
Philadelphia Consolidated Holding Corp. (1) (2)	2,280	125,674
Phoenix Companies Inc.	13,014	135,606
PMA Capital Corp. Class A (1)	3,374	25,474
PMI Group Inc. (The)	12,281	498,363
Presidential Life Corp. (2)	2,917	50,114
Principal Financial Group Inc.	40,917	1,471,784
ProAssurance Corp. (1) (2)	3,327	116,512
Progressive Corp. (The)	27,873	2,362,237
Protective Life Corp.	8,722	342,862
Prudential Financial Inc.	67,570	3,178,493
Radian Group Inc.	12,248	566,225
Reinsurance Group of America Inc.	3,594	148,073
RLI Corp. (2)	2,732	102,587
SAFECO Corp. (2)	17,877	816,085
Safety Insurance Group Inc.	923	20,518
Selective Insurance Group Inc. (2)	3,417	127,112
St. Paul Travelers Companies Inc.	85,431	2,824,349
StanCorp Financial Group Inc.	3,794	270,133
State Auto Financial Corp.	1,877	54,339
Stewart Information Services Corp. (2)	2,103	82,858
Torchmark Corp.	14,271	758,932
Transatlantic Holdings Inc. (2)	3,451	187,562
Triad Guaranty Inc. (1) (2)	1,166	64,690
21st Century Insurance Group (2)	3,473	46,365

U.S.I. Holdings Corp. (1) (2)	4,202	57,357
UICI (2)	4,884	159,902
United Fire & Casualty Co.	921	52,801
Unitrin Inc.	5,913	245,803
Universal American Financial Corp. (1)	3,741	48,371
UNUMProvident Corp. (2)	37,900	594,651
Vesta Insurance Group (2)	3,762	16,891
Wesco Financial Corp. (2)	177	62,216
Zenith National Insurance Corp.	1,299	54,961

		67,734,155

INTERNET—1.48%
Agile Software Corp. (1) (2)	5,820	46,153
Akamai Technologies Inc. (1) (2)	13,618	191,333
Alloy Inc. (1) (2)	3,894	14,758
Amazon.com Inc. (1)	38,151	1,558,850
aQuantive Inc. (1) (2)	6,089	58,759
Ariba Inc. (1)	7,428	69,378
AsiaInfo Holdings Inc. (1)	3,852	18,798
Ask Jeeves Inc. (1)	7,233	236,591
@Road Inc. (1) (2)	3,553	14,992
autobytel.com Inc. (1)	5,469	49,057
Avocent Corp. (1)	6,289	163,703
Blue Nile Inc. (1) (2)	331	11,148
CheckFree Corp. (1) (2)	10,220	282,787
CMGI Inc. (1)	50,093	60,613
CNET Networks Inc. (1) (2)	15,801	144,579
Digital Insight Corp. (1) (2)	4,434	60,435
Digital River Inc. (1) (2)	3,913	116,529
Digitas Inc. (1)	6,354	49,116
DoubleClick Inc. (1)	14,566	86,085
Drugstore.com Inc. (1) (2)	4,368	14,939
E.piphany Inc. (1)	8,300	33,449
EarthLink Inc. (1) (2)	17,220	177,366
eBay Inc. (1)	66,442	6,108,677
eCollege.com Inc. (1) (2)	1,844	17,795
Entrust Inc. (1)	6,345	16,053
eResearch Technology Inc. (1)	5,384	71,769
F5 Networks Inc. (1) (2)	4,203	128,023
FindWhat.com (1) (2)	3,028	56,714
Google Inc. Class A (1)	2,375	307,800
GSI Commerce Inc. (1)	1,963	17,294
Harris Interactive Inc. (1)	5,702	37,576
HomeStore Inc. (1) (2)	14,920	34,465
IAC/InterActiveCorp (1) (2)	43,355	954,677
InfoSpace Inc. (1) (2)	3,930	186,243
INTAC International Inc. (1) (2)	816	6,552
Internet Capital Group Inc. (1) (2)	4,186	27,042
Internet Security Systems Inc. (1)	4,951	84,167
Interwoven Inc. (1)	5,350	38,734
Ipass Inc. (1)	5,174	30,992
j2 Global Communications Inc. (1) (2)	2,291	72,373
Keynote Systems Inc. (1)	2,423	34,310
Kintera Inc. (1) (2)	939	8,864
Lionbridge Technologies Inc. (1) (2)	5,835	50,123
LookSmart Ltd. (1) (2)	8,232	12,101
Macromedia Inc. (1)	8,970	180,118
MarketWatch.com Inc. (1)	1,464	18,285
MatrixOne Inc. (1)	5,528	27,972
McAfee Inc. (1)	20,073	403,467
Monster Worldwide Inc. (1) (2)	13,040	321,306
Motive Inc. (1)	889	9,983
Neoforma Inc. (1) (2)	845	7,867
Net2Phone Inc. (1) (2)	4,190	13,492
NetBank Inc. (2)	6,291	62,973

Netegrity Inc. (1)	3,387	25,436
NetFlix Inc. (1) (2)	4,299	66,291
NetRatings Inc. (1) (2)	1,647	29,366
NIC Inc. (1)	3,588	19,232
1-800 CONTACTS INC. (1)	849	12,913
1-800-FLOWERS.COM Inc. (1) (2)	2,840	23,572
Openwave Systems Inc. (1)	7,811	68,893
Opsware Inc. (1) (2)	6,467	36,280
Overstock.com Inc. (1) (2)	1,133	41,615
PC-Tel Inc. (1)	2,280	18,833
Phase Forward Inc. (1)	1,070	8,838
Portal Software Inc. (1)	3,810	10,401
Priceline.com Inc. (1) (2)	2,805	62,187
ProQuest Co. (1) (2)	3,125	80,313
RealNetworks Inc. (1) (2)	13,638	63,553
Redback Networks Inc. (1)	4,278	22,331
RightNow Technologies Inc. (1)	802	10,049
RSA Security Inc. (1) (2)	7,655	147,742
S1 Corp. (1)	9,272	73,991
Sapient Corp. (1) (2)	10,821	82,564
Secure Computing Corp. (1)	4,592	34,853
SeeBeyond Technology Corp. (1)	5,765	17,756
Sohu.com Inc. (1) (2)	2,814	46,797
SonicWALL Inc. (1)	6,248	42,236
Stamps.com Inc.	2,246	29,872
Stellent Inc. (1)	2,592	19,984
SupportSoft Inc. (1) (2)	4,611	44,911
Symantec Corp. (1)	39,842	2,186,529
TIBCO Software Inc. (1) (2)	26,838	228,391
Travelzoo Inc. (1) (2)	181	9,412
TriZetto Group Inc. (The) (1)	3,550	20,697
24/7 Real Media Inc. (1)	2,002	7,668
United Online Inc. (1) (2)	6,541	62,924
ValueClick Inc. (1)	9,685	91,426
VeriSign Inc. (1)	31,403	624,292
Verity Inc. (1)	3,249	41,847
Verso Technologies Inc. (1) (2)	14,939	14,192
Vignette Corp. (1)	36,282	48,255
WatchGuard Technologies Inc. (1)	3,364	15,744
WebEx Communications Inc. (1) (2)	3,843	83,854
WebMD Corp. (1)	39,579	275,470
webMethods Inc. (1)	5,753	30,606
Websense Inc. (1) (2)	2,763	115,134
Yahoo! Inc. (1)	146,467	4,966,696

		22,771,171

INVESTMENT COMPANIES—0.06%
Allied Capital Corp. (2)	16,602	404,923
American Capital Strategies Ltd.	10,282	322,238
Apollo Investment Corp. (2)	7,538	106,663
Gladstone Capital Corp. (2)	1,066	24,209
MCG Capital Corp. (2)	3,725	64,666

		922,699

IRON & STEEL—0.18%
AK Steel Holding Corp. (1)	14,215	115,994
Allegheny Technologies Inc.	11,995	218,909
Carpenter Technology Corp. (2)	2,873	137,157
Cleveland-Cliffs Inc. (1) (2)	1,357	109,741
Gibraltar Steel Corp. (2)	1,975	71,416
International Steel Group Inc. (1) (2)	2,007	67,636
Nucor Corp.	10,189	930,969
Oregon Steel Mills Inc. (1)	3,020	50,223
Reliance Steel & Aluminum Co.	3,467	137,640
Ryerson Tull Inc. (2)	2,969	50,978

Schnitzer Steel Industries Inc. Class A (2)	2,342	75,764
Steel Dynamics Inc. (2)	4,994	192,868
Steel Technologies Inc.	1,039	26,616
United States Steel Corp. (2)	14,541	547,032
Wheeling-Pittsburgh Corp. (1)	855	26,770

		2,759,713

LEISURE TIME—0.27%
Ambassadors Group Inc. (2)	982	26,514
Arctic Cat Inc. (2)	2,115	54,884
Brunswick Corp.	11,990	548,662
Callaway Golf Co. (2)	8,589	90,786
Escalade Inc. (2)	778	10,806
Harley-Davidson Inc.	37,779	2,245,584
K2 Inc. (1) (2)	5,406	77,360
Life Time Fitness Inc. (1)	903	23,171
Marine Products Corp.	1,178	21,204
Multimedia Games Inc. (1) (2)	2,750	42,625
Nautilus Group Inc. (The) (2)	3,970	89,682
Navigant International Inc. (1) (2)	1,504	24,560
Orbitz Inc. Class A (1)	1,327	36,094
Pegasus Solutions Inc. (1)	3,401	40,540
Polaris Industries Inc. (2)	5,682	317,169
Sabre Holdings Corp.	17,818	437,076
WMS Industries Inc. (1) (2)	2,764	71,007

		4,157,724

LODGING—0.46%
Ameristar Casinos Inc.	1,488	45,012
Aztar Corp. (1)	4,385	116,203
Boca Resorts Inc. Class A (1)	3,089	57,363
Boyd Gaming Corp.	5,680	159,892
Caesars Entertainment Inc. (1)	38,939	650,281
Choice Hotels International Inc.	2,508	144,436
Harrah’s Entertainment Inc.	14,448	765,455
Hilton Hotels Corp.	49,305	928,906
La Quinta Corp. (1)	23,922	186,592
Lakes Gaming Inc. (1)	1,444	15,133
Mandalay Resort Group	8,559	587,575
Marcus Corp. (2)	2,406	46,845
Marriott International Inc. Class A	24,656	1,281,126
MGM Mirage (1) (2)	7,630	378,830
MTR Gaming Group Inc. (1) (2)	2,823	26,310
Prime Hospitality Corp. (1) (2)	4,706	57,272
Starwood Hotels & Resorts Worldwide Inc.	26,579	1,233,797
Station Casinos Inc. (2)	5,402	264,914
Wynn Resorts Ltd. (1) (2)	4,086	211,205

		7,157,147

MACHINERY—0.68%
AGCO Corp. (1)	11,607	262,550
Albany International Corp. Class A	3,535	105,378
Applied Industrial Technologies Inc.	2,476	88,492
Astec Industries Inc. (1)	2,334	44,626
Briggs & Stratton Corp.	3,086	250,583
Bucyrus International Inc. Class A (1)	562	18,883
Cascade Corp. (2)	1,431	39,725
Caterpillar Inc.	43,754	3,520,009
Cognex Corp. (2)	5,073	132,913
Cummins Inc. (2)	4,829	356,815
Deere & Co.	31,922	2,060,565
Flowserve Corp. (1) (2)	6,898	166,794
Gardner Denver Inc. (1)	2,497	68,842
Global Power Equipment Group Inc. (1) (2)	4,214	31,226
Gorman-Rupp Co. (The)	1,231	25,063

Graco Inc.	8,928	299,088
IDEX Corp. (2)	6,258	212,522
JLG Industries Inc. (2)	5,773	96,986
Joy Global Inc.	6,797	233,681
Kadant Inc. (1)	1,897	34,829
Lindsay Manufacturing Co. (2)	1,414	37,938
Manitowoc Co. Inc. (The)	3,456	122,550
Middleby Corp. (The)	485	25,535
NACCO Industries Inc.	584	50,312
Nordson Corp.	3,397	116,619
Presstek Inc. (1) (2)	3,987	38,554
Robbins & Myers Inc. (2)	1,295	28,490
Rockwell Automation Inc.	23,862	923,459
Sauer-Danfoss Inc.	1,422	24,288
Stewart & Stevenson Services Inc.	3,580	63,259
Tecumseh Products Co. Class A (2)	2,018	84,494
Tennant Co. (2)	1,015	41,138
Terex Corp. (1)	6,150	266,910
Thomas Industries Inc. (2)	1,833	57,556
Unova Inc. (1) (2)	5,933	83,359
Wabtec Corp.	5,022	93,861
Zebra Technologies Corp. Class A (1)	7,398	451,352

		10,559,244

MANUFACTURING—4.68%
Actuant Corp. Class A (1) (2)	3,088	127,256
Acuity Brands Inc.	5,410	128,596
Ameron International Corp. (2)	978	32,176
Applied Films Corp. (1) (2)	1,907	34,345
AptarGroup Inc. (2)	4,676	205,604
Barnes Group Inc. (2)	1,917	52,660
Blount International Inc. (1)	1,059	13,873
Brink’s Co. (The)	7,334	221,267
Carlisle Companies Inc.	4,025	257,318
Ceradyne Inc. (1) (2)	2,013	88,391
CLARCOR Inc.	3,339	159,170
Crane Co.	6,873	198,767
CUNO Inc. (1) (2)	2,186	126,242
Danaher Corp.	30,282	1,552,861
Donaldson Co. Inc. (2)	9,895	280,919
Dover Corp.	26,043	1,012,291
Eastman Kodak Co.	36,713	1,182,893
Eaton Corp.	19,291	1,223,242
EnPro Industries Inc. (1)	2,786	67,254
ESCO Technologies Inc. (1)	1,560	105,706
Federal Signal Corp. (2)	6,275	116,590
General Electric Co.	1,348,843	45,294,148
Griffon Corp. (1) (2)	3,113	65,684
Harsco Corp.	5,409	242,864
Hexcel Corp. (1)	3,004	41,515
Honeywell International Inc.	109,840	3,938,862
Illinois Tool Works Inc. (2)	33,949	3,163,028
ITT Industries Inc.	11,918	953,321
Jacuzzi Brands Inc. (1)	9,446	87,848
Lancaster Colony Corp.	3,494	147,325
Matthews International Corp. Class A	4,113	139,348
Myers Industries Inc. (2)	2,749	30,102
Pall Corp.	15,881	388,767
Pentair Inc.	12,864	449,082
Quixote Corp. (2)	908	17,506
Raven Industries Inc. (2)	964	42,850
Roper Industries Inc. (2)	4,596	264,086
Smith (A.O.) Corp. (2)	2,111	51,403
SPX Corp. (2)	9,939	351,841
Standex International Corp. (2)	1,464	35,868

Sturm Ruger & Co. Inc.	2,837	25,561
Teleflex Inc.	4,552	193,460
Textron Inc.	15,236	979,218
3M Co.	100,057	8,001,558
Tredegar Corp. (2)	3,643	66,303
Trinity Industries Inc. (2)	4,542	141,574

		72,300,543

MEDIA—3.56%
Beasley Broadcast Group Inc. Class A (1)	993	15,590
Belo (A.H.) Corp.	12,641	284,928
Cablevision Systems Corp. (1) (2)	21,757	441,232
Charter Communications Inc. Class A (1) (2)	34,525	91,837
Citadel Broadcasting Corp. (1)	6,555	84,035
Clear Channel Communications Inc.	67,939	2,117,659
Comcast Corp. Class A (1)	273,972	7,736,969
Courier Corp.	844	35,178
Cox Communications Inc. Class A (1)	29,317	971,272
Cox Radio Inc. Class A (1) (2)	4,716	70,363
Crown Media Holdings Inc. (1) (2)	2,012	16,800
Cumulus Media Inc. Class A (1)	6,249	89,923
Dex Media Inc. (1)	6,045	127,973
DIRECTV Group Inc. (The) (1)	82,090	1,443,963
Dow Jones & Co. Inc.	7,366	299,133
EchoStar Communications Corp. (1)	29,014	902,916
Emmis Communications Corp. (1) (2)	5,880	106,193
Entercom Communications Corp. (1)	4,940	161,340
Entravision Communications Corp. (1) (2)	5,537	42,137
Fisher Communications Inc. (1) (2)	822	39,456
4Kids Entertainment Inc. (1) (2)	1,542	31,148
Fox Entertainment Group Inc. Class A (1)	24,328	674,859
Gannett Co. Inc.	34,873	2,920,962
Gemstar-TV Guide International Inc. (1)	30,460	172,099
Gray Television Inc.	5,328	63,403
Hearst-Argyle Television Inc.	4,022	98,338
Hollinger International Inc.	7,013	121,255
Information Holdings Inc. (1)	1,559	42,452
Insight Communications Co. Inc. (1) (2)	5,386	47,397
Journal Communications Inc. Class A	2,312	40,552
Journal Register Co. (1)	5,097	96,333
Knight Ridder Inc.	10,093	660,587
Lee Enterprises Inc. (2)	5,896	273,221
Liberty Corp.	2,042	81,149
Liberty Media Corp. Class A	345,236	3,010,458
Liberty Media International Inc. Class A (1)	17,305	577,329
Lin TV Corp. Class A (1) (2)	3,538	68,920
LodgeNet Entertainment Corp. (1)	1,415	18,678
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	1,053	16,532
McClatchy Co. (The) Class A	2,413	170,913
McGraw-Hill Companies Inc. (The)	24,524	1,954,318
Media General Inc. Class A	2,950	165,053
Mediacom Communications Corp. (1) (2)	8,311	54,271
Meredith Corp.	4,571	234,858
Nelson (Thomas) Inc.	875	17,106
New York Times Co. Class A	18,928	740,085
Nexstar Broadcasting Group Inc. Class A (1)	909	7,745
Paxson Communications Corp. (1)	4,329	5,844
Playboy Enterprises Inc. Class B (1)	1,909	19,166
Primedia Inc. (1) (2)	19,359	45,494
Pulitzer Inc. (2)	962	47,523
Radio One Inc. Class D (1)	10,299	146,555
Readers Digest Association Inc. (The)	12,329	179,880
Regent Communications Inc. (1)	4,950	28,017
Saga Communications Inc. (1) (2)	1,860	31,527
Salem Communications Corp. Class A (1) (2)	1,143	28,941

Scholastic Corp. (1) (2)	3,967	122,541
Scripps (E.W.) Co. Class A	8,098	386,922
Sinclair Broadcast Group Inc. Class A (2)	4,892	35,712
Sirius Satellite Radio Inc. (1) (2)	156,218	499,898
Spanish Broadcasting System Inc. Class A (1)	3,975	39,114
Time Warner Inc. (1)	561,122	9,056,509
Tribune Co.	31,929	1,313,878
UnitedGlobalCom Inc. Class A (1)	43,689	326,357
Univision Communications Inc. Class A (1)	29,626	936,478
Value Line Inc. (2)	163	6,031
Viacom Inc. Class B	195,953	6,576,183
Walt Disney Co. (The)	262,556	5,920,638
Washington Post Co. (The) Class B	704	647,680
Westwood One Inc. (1)	9,760	192,955
Wiley, (John) & Sons Inc. Class A	6,063	193,713
World Wrestling Entertainment Inc.	1,507	18,416
XM Satellite Radio Holdings Inc. Class A (1) (2)	20,397	632,715
Young Broadcasting Inc. Class A (1)	2,043	22,207

		54,899,812

METAL FABRICATE & HARDWARE—0.11%
CIRCOR International Inc. (2)	1,976	38,532
Commercial Metals Co.	3,711	147,401
Kaydon Corp. (2)	3,347	96,293
Lawson Products Inc. (2)	808	33,104
Metals USA Inc. (1)	2,268	40,234
Mueller Industries Inc. (2)	4,338	186,317
NN Inc.	1,504	17,221
NS Group Inc. (1)	2,431	44,974
Penn Engineering & Manufacturing Corp.	1,542	28,712
Precision Castparts Corp.	8,168	490,488
Quanex Corp. (2)	2,079	106,611
Timken Co. (The)	8,447	207,965
Valmont Industries Inc.	1,909	39,841
Worthington Industries Inc.	8,442	180,237

		1,657,930

MINING—0.60%
Alcoa Inc.	111,340	3,739,911
AMCOL International Corp.	2,884	55,142
Brush Engineered Materials Inc. (1)	2,410	49,911
Century Aluminum Co. (1)	2,551	70,739
Coeur d’Alene Mines Corp. (1) (2)	26,784	126,956
Compass Minerals International Inc.	1,653	36,697
Freeport-McMoRan Copper & Gold Inc.	19,724	798,822
Hecla Mining Co. (1) (2)	15,586	115,960
Newmont Mining Corp.	51,563	2,347,663
Owens & Minor Inc. (2)	5,016	127,406
Owens-Illinois Inc. (1)	13,960	223,360
Phelps Dodge Corp.	11,975	1,102,059
Royal Gold Inc. (2)	2,252	38,464
RTI International Metals Inc. (1) (2)	2,882	55,824
Southern Peru Copper Corp. (2)	1,931	99,755
Stillwater Mining Co. (1)	5,766	89,373
Titanium Metals Corp. (1)	509	11,941
USEC Inc. (2)	10,811	112,110

		9,202,093

OFFICE & BUSINESS EQUIPMENT—0.20%
CompX International Inc. (1)	655	10,480
General Binding Corp. (1)	476	6,683
Global Imaging Systems Inc. (1) (2)	2,996	93,116
IKON Office Solutions Inc. (2)	15,409	185,216
Imagistics International Inc. (1)	1,984	66,662
Navarre Corp. (1)	2,295	33,255

Pitney Bowes Inc.	29,602	1,305,448
Xerox Corp. (1) (2)	102,713	1,446,199

		3,147,059

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	9,653	237,946
HNI Corp.	7,649	302,747
Interface Inc. Class A (1)	6,254	50,157
Steelcase Inc. Class A (2)	6,470	90,580

		681,430

OIL & GAS—6.03%
Amerada Hess Corp.	9,950	885,550
Anadarko Petroleum Corp.	32,243	2,139,645
Apache Corp.	41,634	2,086,280
Atlas America Inc. (1)	481	10,471
Atwood Oceanics Inc. (1) (2)	1,273	60,518
Berry Petroleum Co. Class A	2,370	87,050
Brigham Exploration Co. (1)	2,321	21,817
Burlington Resources Inc.	50,788	2,072,150
Cabot Oil & Gas Corp.	4,072	182,833
Callon Petroleum Co. (1)	1,243	15,761
Cheniere Energy Inc. (1) (2)	2,141	42,306
Chesapeake Energy Corp.	34,010	538,378
ChevronTexaco Corp.	273,522	14,671,720
Cimarex Energy Co. (1)	5,426	189,584
Clayton Williams Energy Inc. (1)	663	14,208
Comstock Resources Inc. (1)	4,389	91,818
ConocoPhillips	87,742	7,269,425
Crosstex Energy Inc.	228	9,371
Delta Petroleum Corp. (1) (2)	2,508	32,704
Denbury Resources Inc. (1) (2)	6,750	171,450
Devon Energy Corp.	30,673	2,178,090
Diamond Offshore Drilling Inc. (2)	7,353	242,575
Encore Acquisition Co. (1)	3,118	107,571
Energy Partners Ltd. (1) (2)	2,945	47,945
ENSCO International Inc.	19,340	631,838
EOG Resources Inc.	15,068	992,228
Exxon Mobil Corp.	835,819	40,395,132
Forest Oil Corp. (1) (2)	6,299	189,726
Frontier Oil Corp.	3,505	82,753
FX Energy Inc. (1) (2)	2,816	25,457
Giant Industries Inc. (1)	1,114	27,070
Grey Wolf Inc. (1) (2)	23,795	116,358
Harvest Natural Resources Inc. (1)	4,227	70,168
Helmerich & Payne Inc.	6,742	193,428
Holly Corp. (2)	2,784	70,992
Houston Exploration Co. (1) (2)	1,637	97,156
KCS Energy Inc. (1)	5,754	80,038
Kerr-McGee Corp.	16,974	971,762
Magnum Hunter Resources Inc. (1) (2)	10,743	123,974
Marathon Oil Corp.	44,224	1,825,567
McMoRan Exploration Co. (1) (2)	1,144	14,906
Meridian Resource Corp. (The) (1)	6,283	55,479
Mission Resources Corp. (1) (2)	4,346	27,336
Murphy Oil Corp.	10,487	909,957
Newfield Exploration Co. (1)	7,919	484,960
Noble Energy Inc.	7,456	434,237
Occidental Petroleum Corp.	50,057	2,799,688
Parker Drilling Co. (1) (2)	11,691	42,906
Patina Oil & Gas Corp.	8,842	261,458
Patterson-UTI Energy Inc.	21,272	405,657
Penn Virginia Corp. (2)	2,328	92,166
PetroCorp Inc. Escrow (3)	1,248	0
Petroleum Development Corp. (1)	2,086	91,409

Pioneer Natural Resources Co.	20,403	703,489
Plains Exploration & Production Co. (1)	9,631	229,796
Pogo Producing Co.	8,208	389,470
Premcor Inc. (1)	5,258	202,433
Pride International Inc. (1)	14,808	293,050
Quicksilver Resources Inc. (1) (2)	3,593	117,383
Range Resources Corp. (2)	8,272	144,677
Remington Oil & Gas Corp. (1)	2,600	68,250
Rowan Companies Inc. (1)	13,510	356,664
Southwestern Energy Co. (1)	4,765	200,082
Spinnaker Exploration Co. (1)	3,093	108,379
St. Mary Land & Exploration Co. (2)	3,467	138,021
Stone Energy Corp. (1)	2,913	127,473
Sunoco Inc.	9,691	716,940
Swift Energy Co. (1) (2)	3,347	80,194
Tesoro Petroleum Corp. (1) (2)	8,188	241,792
TODCO Class A (1)	1,198	20,785
Unit Corp. (1)	4,912	172,313
Unocal Corp.	33,894	1,457,442
Valero Energy Corp.	16,488	1,322,502
Vintage Petroleum Inc.	6,752	135,513
Whiting Petroleum Corp. (1)	2,535	77,064
XTO Energy Inc.	32,880	1,067,942

		93,054,680

OIL & GAS SERVICES—0.62%
Baker Hughes Inc.	42,645	1,864,439
Bank of America N.A. (1)	12,409	332,809
BJ Services Co.	20,664	1,083,000
Cal Dive International Inc. (1) (2)	4,887	174,075
CARBO Ceramics Inc. (2)	1,543	111,312
Cooper Cameron Corp. (1)	6,763	370,883
Dril-Quip Inc. (1)	913	20,360
FMC Technologies Inc. (1)	8,402	280,627
Global Industries Ltd. (1)	9,258	57,214
Grant Prideco Inc. (1)	15,329	314,091
Gulf Island Fabrication Inc.	977	21,787
Halliburton Co.	56,350	1,898,432
Hanover Compressor Co. (1) (2)	9,373	126,067
Hornbeck Offshore Services Inc. (1)	812	13,398
Hydril Co. LP (1)	2,005	86,115
Input/Output Inc. (1) (2)	8,127	83,789
Key Energy Services Inc. (1) (2)	17,144	189,441
Lone Star Technologies Inc. (1) (2)	3,579	135,286
Lufkin Industries Inc. (2)	641	23,858
Matrix Service Co. (1)	1,639	8,392
Maverick Tube Corp. (1) (2)	5,696	175,494
National-Oilwell Inc. (1) (2)	10,796	354,757
Newpark Resources Inc. (1)	11,057	66,342
Oceaneering International Inc. (1)	3,220	118,625
Oil States International Inc. (1)	3,724	69,639
RPC Inc.	1,456	26,033
Seacor Holdings Inc. (1) (2)	2,376	111,078
Smith International Inc. (1)	13,428	815,482
Superior Energy Services Inc. (1)	6,972	90,078
Tetra Technologies Inc. (1) (2)	2,826	87,747
Tidewater Inc.	7,592	247,120
Universal Compression Holdings Inc. (1)	2,040	69,503
Veritas DGC Inc. (1)	4,400	100,232
W-H Energy Services Inc. (1)	2,931	60,818

		9,588,323

PACKAGING & CONTAINERS—0.23%
Anchor Glass Container Corp.	934	7,668
Ball Corp.	14,466	541,462

Bemis Co. Inc.	13,490	358,564
Chesapeake Corp. (2)	2,457	59,017
Crown Holdings Inc. (1)	22,016	226,985
Graphic Packaging Corp. (1)	7,910	51,257
Greif Inc. Class A	1,575	66,386
Packaging Corp. of America	7,662	187,489
Pactiv Corp. (1)	19,671	457,351
Sealed Air Corp. (1)	11,019	510,731
Silgan Holdings Inc.	1,395	64,589
Smurfit-Stone Container Corp. (2)	32,604	631,539
Sonoco Products Co.	12,500	330,500

		3,493,538

PHARMACEUTICALS—6.15%
Abbott Laboratories	199,529	8,452,048
Abgenix Inc. (1) (2)	10,565	104,171
Able Laboratories Inc. (1) (2)	2,095	40,140
Accelrys Inc. (1)	3,012	19,638
Accredo Health Inc. (1)	6,328	149,151
Adolor Corp. (1) (2)	4,939	55,564
Advancis Pharmaceutical Corp. (1)	1,167	9,511
Alkermes Inc. (1) (2)	11,083	127,898
Allergan Inc.	16,823	1,220,509
Alpharma Inc. Class A	4,794	87,682
American Pharmaceutical Partners Inc. (1) (2)	2,306	63,576
AmerisourceBergen Corp.	14,502	778,902
Amylin Pharmaceuticals Inc. (1) (2)	12,284	252,068
Andrx Corp. (1)	9,454	211,391
Antigenics Inc. (1) (2)	2,801	16,890
Array BioPharma Inc. (1) (2)	2,508	17,531
AtheroGenics Inc. (1) (2)	4,900	161,455
Atrix Laboratories Inc. (1)	2,931	89,952
Barr Pharmaceuticals Inc. (1)	11,130	461,116
Bentley Pharmaceuticals Inc. (1) (2)	2,179	23,076
Biocryst Pharmaceuticals Inc. (1) (2)	1,407	7,176
Bioenvision Inc. (1)	1,904	15,213
BioMarin Pharmaceutical Inc. (1) (2)	7,305	37,913
Bio-Reference Laboratories Inc. (1)	778	10,845
Bone Care International Inc. (1) (2)	1,960	47,628
Bradley Pharmaceuticals Inc. (1) (2)	1,519	30,912
Bristol-Myers Squibb Co.	248,763	5,888,220
Caraco Pharmaceutical Laboratories Ltd. (1)	936	7,207
Cardinal Health Inc.	55,227	2,417,286
Caremark Rx Inc. (1)	59,429	1,905,888
Cell Therapeutics Inc. (1) (2)	6,508	44,645
Cephalon Inc. (1) (2)	7,059	338,126
Connetics Corp. (1) (2)	4,250	114,835
Corcept Therapeutics Inc. (1)	1,050	8,232
Corixa Corp. (1) (2)	5,536	23,030
Cubist Pharmaceuticals Inc. (1) (2)	4,982	49,222
CV Therapeutics Inc. (1) (2)	4,319	53,988
Cypress Bioscience Inc. (1)	3,332	38,884
Dendreon Corp. (1) (2)	6,938	58,349
Depomed Inc. (1) (2)	1,872	9,772
Discovery Laboratories Inc. (1) (2)	6,018	40,321
DOV Pharmaceutical Inc. (1)	1,322	22,659
Durect Corp. (1) (2)	2,497	3,496
DUSA Pharmaceuticals Inc. (1)	1,359	15,601
Dyax Corp. (1) (2)	2,919	22,301
Dynavax Technologies Corp. (1)	1,167	6,348
Endo Pharmaceuticals Holdings Inc. (1)	5,774	106,011
Eon Labs Inc. (1)	3,468	75,256
Express Scripts Inc. (1)	8,393	548,399
Eyetech Pharmaceuticals Inc. (1) (2)	772	26,240
First Horizon Pharmaceutical Corp. (1) (2)	3,309	66,213

Forest Laboratories Inc. (1)	47,138	2,120,267
Genta Inc. (1) (2)	6,295	16,934
Gilead Sciences Inc. (1)	54,873	2,051,153
Guilford Pharmaceuticals Inc. (1) (2)	5,815	29,075
HealthExtras Inc. (1) (2)	2,256	31,449
Hollis-Eden Pharmaceuticals Inc. (1) (2)	1,086	11,696
Hospira Inc. (1)	20,156	616,774
Idenix Pharmaceuticals Inc. (1)	635	10,160
ILEX Oncology Inc. (1)	5,191	130,657
ImClone Systems Inc. (1)	8,487	448,538
Impax Laboratories Inc. (1) (2)	5,955	91,469
Indevus Pharmaceuticals Inc. (1) (2)	5,333	37,811
InKine Pharmaceutical Co. Inc. (1)	4,974	25,268
Inspire Pharmaceuticals Inc. (1) (2)	4,604	72,421
Isis Pharmaceuticals Inc. (1) (2)	5,742	28,136
Isolagen Inc. (1) (2)	2,352	22,226
ISTA Pharmaceuticals Inc. (1)	942	11,483
IVAX Corp. (1)	23,654	452,974
Kinetic Concepts Inc. (1)	3,049	160,225
King Pharmaceuticals Inc. (1)	31,016	370,331
Kos Pharmaceuticals Inc. (1)	1,752	62,389
K-V Pharmaceuticals Co. Class A (1) (2)	4,338	77,650
Lannett Co. Inc. (1) (2)	605	5,869
Ligand Pharmaceuticals Inc. Class B (1) (2)	9,158	91,763
Lilly (Eli) & Co.	124,700	7,488,235
Mannatech Inc. (2)	1,306	18,310
MannKind Corp. (1)	890	17,836
Marshall Edwards Inc. (1) (2)	1,050	9,319
Medarex Inc. (1) (2)	9,799	72,317
Medco Health Solutions Inc. (1)	34,726	1,073,033
Medicines Co. (The) (1)	5,917	142,836
Medicis Pharmaceutical Corp. Class A (2)	7,160	279,526
Merck & Co. Inc.	284,007	9,372,231
MGI Pharma Inc. (1) (2)	9,347	249,471
Mylan Laboratories Inc. (2)	34,394	619,092
Nabi Biopharmaceuticals (1) (2)	7,397	98,972
Nature’s Sunshine Products Inc. (2)	1,511	22,922
NBTY Inc. (1)	6,848	147,643
NeighborCare Inc. (1)	4,652	117,928
NeoPharm Inc. (1)	1,865	15,964
Neurocrine Biosciences Inc. (1)	4,536	213,918
NitroMed Inc. (1) (2)	1,579	37,643
Northfield Laboratories Inc. (1) (2)	2,065	27,609
Noven Pharmaceuticals Inc. (1)	2,968	61,853
NPS Pharmaceuticals Inc. (1) (2)	4,507	98,162
Nutraceutical Intl Corp. (1)	774	10,906
Nuvelo Inc. (1)	3,660	36,161
Omega Protein Corp. (1)	415	3,196
Omnicare Inc.	13,149	372,906
Onyx Pharmaceuticals Inc. (1) (2)	4,557	195,997
OSI Pharmaceuticals Inc. (1) (2)	5,498	337,907
Pain Therapeutics Inc. (1) (2)	2,348	16,882
Par Pharmaceutical Companies Inc. (1)	4,683	168,260
Penwest Pharmaceuticals Co. (1)	1,944	21,948
Perrigo Co. (2)	8,266	169,866
PetMed Express Inc. (1) (2)	1,253	5,952
Pfizer Inc.	975,197	29,841,028
Pharmacyclics Inc. (1)	1,988	20,496
Pharmion Corp. (1)	1,898	98,119
Pharmos Corp. (1)	9,918	28,564
POZEN Inc. (1)	2,529	22,103
Priority Healthcare Corp. Class B (1) (2)	4,113	82,877
Progenics Pharmaceuticals Inc. (1) (2)	1,023	14,987
Renovis Inc. (1)	999	8,002
Rigel Pharmaceuticals Inc. (1)	940	23,782

Salix Pharmaceuticals Ltd. (1) (2)	4,359	93,806
Santarus Inc. (1)	657	5,959
Schering-Plough Corp.	188,347	3,589,894
SciClone Pharmaceuticals Inc. (1) (2)	5,991	21,328
Sepracor Inc. (1) (2)	10,835	528,531
Star Scientific Inc. (1) (2)	4,743	28,079
Tanox Inc. (1) (2)	3,363	56,734
Trimeris Inc. (1) (2)	1,945	29,272
United Therapeutics Inc. (1)	2,272	79,361
USANA Health Sciences Inc. (1) (2)	1,156	40,229
Valeant Pharmaceuticals International (2)	10,436	251,716
VCA Antech Inc. (1) (2)	8,020	165,453
Vicuron Pharmaceuticals Inc. (1) (2)	6,161	90,443
Vion Pharmaceuticals Inc. (1)	5,655	23,808
Watson Pharmaceuticals Inc. (1)	14,172	417,507
Wyeth	170,603	6,380,552
Zymogenetics Inc. (1)	2,590	45,170

		94,871,804

PIPELINES—0.25%
Dynegy Inc. Class A (1)	36,501	182,140
El Paso Corp. (2)	82,703	760,041
Equitable Resources Inc.	8,012	435,132
Kinder Morgan Inc.	12,247	769,357
National Fuel Gas Co. (2)	9,048	256,330
Questar Corp.	10,957	502,050
TransMontaigne Inc. (1)	2,025	11,786
Western Gas Resources Inc.	6,636	189,723
Williams Companies Inc.	66,635	806,284

		3,912,843

REAL ESTATE—0.07%
Avatar Holdings Inc. (1) (2)	810	34,385
Bluegreen Corp. (1)	1,685	18,754
CB Richard Ellis Group Inc. Class A (1)	2,556	59,044
Consolidated-Tomoka Land Co.	532	18,503
Forest City Enterprises Inc. Class A (2)	3,867	213,072
Jones Lang LaSalle Inc. (1)	4,224	139,434
LNR Property Corp. (2)	2,218	137,316
St. Joe Co. (The)	6,932	331,142
Tarragon Corp. (1) (2)	1,137	14,792
Trammell Crow Co. (1)	4,311	67,769

		1,034,211

REAL ESTATE INVESTMENT TRUSTS—2.02%
Acadia Realty Trust	3,061	45,150
Affordable Residential Communities Inc.	2,852	41,639
Alexander’s Inc. (1) (2)	217	43,205
Alexandria Real Estate Equities Inc.	2,518	165,483
AMB Property Corp.	10,405	385,193
American Campus Communities Inc. (1)	774	14,365
American Financial Realty Trust	13,648	192,573
American Home Mortgage Investment Corp.	4,458	124,601
AMLI Residential Properties Trust (2)	3,217	98,279
Annaly Mortgage Management Inc. (2)	14,817	253,815
Anthracite Capital Inc.	6,911	76,850
Anworth Mortgage Asset Corp.	5,730	65,207
Apartment Investment & Management Co. Class A	12,090	420,490
Arbor Realty Trust Inc.	636	14,119
Archstone-Smith Trust	25,109	794,449
Arden Realty Group Inc.	8,206	267,351
Ashford Hospitality Trust Inc.	1,948	18,311
AvalonBay Communities Inc.	9,070	546,195
Bedford Property Investors Inc. (2)	1,621	49,181
BioMed Realty Trust Inc.	2,620	46,086

Boston Properties Inc.	10,593	586,746
Brandywine Realty Trust (2)	5,595	159,346
BRE Properties Inc. Class A	6,546	251,039
Camden Property Trust	4,971	229,660
Capital Automotive REIT	4,052	126,706
Capital Lease Funding Inc.	2,409	26,595
Capstead Mortgage Corp. (2)	2,173	27,054
CarrAmerica Realty Corp.	6,935	226,775
Catellus Development Corp. (2)	13,497	357,805
CBL & Associates Properties Inc.	2,760	168,222
Cedar Shopping Centers Inc.	1,646	22,962
CenterPoint Properties Trust	6,016	262,177
Chelsea Property Group Inc.	4,999	335,433
Colonial Properties Trust (2)	2,366	95,161
Commercial Net Lease Realty Inc. (2)	6,545	119,250
Cornerstone Realty Income Trust Inc. (2)	6,599	64,406
Corporate Office Properties Trust (2)	4,498	115,239
Correctional Properties Trust	1,426	38,930
Cousins Properties Inc.	4,849	166,369
Crescent Real Estate Equities Co.	10,564	166,277
CRT Properties Inc.	3,317	71,150
Developers Diversified Realty Corp.	12,854	503,234
Duke Realty Corp.	18,148	602,514
EastGroup Properties Inc. (2)	2,705	89,806
Entertainment Properties Trust (2)	3,114	117,709
Equity Inns Inc.	5,386	53,214
Equity Office Properties Trust	51,686	1,408,444
Equity One Inc. (2)	4,360	85,543
Equity Residential	36,073	1,118,263
Essex Property Trust Inc.	2,854	205,060
Extra Space Storage Inc.	1,389	17,710
Federal Realty Investment Trust	6,462	284,328
FelCor Lodging Trust Inc. (1)	6,250	70,688
First Industrial Realty Trust Inc. (2)	5,268	194,389
Gables Residential Trust (2)	3,697	126,253
General Growth Properties Inc.	28,156	872,836
Getty Realty Corp. (2)	2,378	62,351
Glenborough Realty Trust Inc.	3,292	68,375
Glimcher Realty Trust (2)	4,314	104,830
Global Signal Inc. (1)	614	14,061
Government Properties Trust Inc.	1,967	18,687
Gramercy Capital Corp. (1)	625	9,750
Health Care Property Investors Inc.	17,142	445,692
Health Care REIT Inc.	6,442	226,758
Healthcare Realty Trust Inc.	6,013	234,748
Heritage Property Investment Trust Inc. (2)	3,290	95,969
Highland Hospitality Corp.	3,916	44,642
Highwoods Properties Inc. (2)	7,180	176,700
Home Properties Inc.	4,351	172,126
HomeBanc Corp. (1)	2,777	24,993
Hospitality Properties Trust (2)	8,456	359,295
Host Marriott Corp. (1)	44,447	623,591
HRPT Properties Trust	22,523	247,528
Impac Mortgage Holdings Inc.	8,199	215,634
Innkeepers USA Trust	4,084	50,805
Investors Real Estate Trust	5,048	50,530
iStar Financial Inc.	14,118	582,085
Kilroy Realty Corp. (2)	3,656	139,038
Kimco Realty Corp.	12,464	639,403
Kite Realty Group Trust	1,096	14,412
Kramont Realty Trust (2)	3,149	58,571
LaSalle Hotel Properties	3,321	91,660
Lexington Corporate Properties Trust (2)	5,805	126,027
Liberty Property Trust	11,031	439,475
LTC Properties Inc. (2)	1,527	27,318

Luminent Mortgage Capital Inc.	4,256	53,966
Macerich Co. (The)	7,659	408,148
Mack-Cali Realty Corp.	7,995	354,179
Maguire Properties Inc.	4,124	100,254
Manufactured Home Communities Inc. (2)	2,236	74,325
Meristar Hospitality Corp. (1)	10,994	59,917
MFA Mortgage Investments Inc.	10,298	94,845
Mid-America Apartment Communities Inc.	2,254	87,793
Mills Corp.	6,749	350,071
Mission West Properties Inc.	2,005	20,752
MortgageIT Holdings Inc. (1)	933	13,482
National Health Investors Inc.	2,974	84,581
Nationwide Health Properties Inc.	8,577	177,973
New Plan Excel Realty Trust Inc. (2)	12,701	317,525
Newcastle Investment Corp.	4,376	134,343
Novastar Financial Inc. (2)	3,187	138,953
Omega Healthcare Investors Inc. (2)	5,404	58,147
Pan Pacific Retail Properties Inc.	5,310	287,271
Parkway Properties Inc.	1,354	62,893
Pennsylvania Real Estate Investment Trust	3,852	148,918
Plum Creek Timber Co. Inc.	23,682	829,580
Post Properties Inc. (2)	4,909	146,779
Prentiss Properties Trust (2)	5,524	198,864
Price Legacy Corp.	2,792	52,908
ProLogis	23,278	820,317
PS Business Parks Inc.	1,888	75,237
Public Storage Inc.	10,508	520,671
RAIT Investment Trust	3,304	90,364
Ramco-Gershenson Properties Trust (2)	1,828	49,502
Rayonier Inc.	6,490	293,608
Realty Income Corp. (2)	5,209	234,561
Reckson Associates Realty Corp. (2)	8,342	239,833
Redwood Trust Inc. (2)	2,087	130,271
Regency Centers Corp.	7,654	355,834
Rouse Co. (The)	13,221	884,220
Saul Centers Inc.	1,464	48,136
Saxon Capital Inc. (1)	592	12,728
Senior Housing Properties Trust	6,939	123,653
Shurgard Storage Centers Inc. Class A	5,871	227,795
Simon Property Group Inc.	20,062	1,075,925
SL Green Realty Corp.	4,826	250,035
Sovran Self Storage Inc.	1,789	70,093
Strategic Hotel Capital Inc.	1,451	19,618
Summit Properties Inc. (2)	3,717	100,545
Sun Communities Inc.	1,992	78,066
Tanger Factory Outlet Centers Inc.	1,601	71,693
Taubman Centers Inc. (2)	6,322	163,297
Thornburg Mortgage Inc. (2)	10,428	302,516
Town & Country Trust (The) (2)	1,934	49,220
Trizec Properties Inc. (2)	11,281	180,158
U.S. Restaurant Properties Inc. (2)	3,056	51,616
United Dominion Realty Trust Inc. (2)	16,712	331,399
Universal Health Realty Income Trust	1,548	46,904
Urstadt Biddle Properties Inc. Class A	2,273	34,641
Ventas Inc.	10,733	278,199
Vornado Realty Trust	12,337	773,283
Washington Real Estate Investment Trust	5,358	162,347
Weingarten Realty Investors	9,735	321,352
Winston Hotels Inc.	3,259	34,871

		31,153,864

RETAIL—6.25%
Abercrombie & Fitch Co. Class A	12,174	383,481
AC Moore Arts & Crafts Inc. (1) (2)	1,467	36,279
Advance Auto Parts Inc. (1)	9,358	321,915

Aeropostale Inc. (1) (2)	6,898	180,728
American Eagle Outfitters Inc.	6,969	256,808
America’s Car-Mart Inc. (1) (2)	807	27,236
AnnTaylor Stores Corp. (1)	8,700	203,580
Applebee’s International Inc.	10,924	276,159
Asbury Automotive Group Inc. (1) (2)	1,805	24,368
AutoNation Inc. (1)	22,772	388,946
AutoZone Inc. (1) (2)	7,523	581,152
Barnes & Noble Inc. (1)	6,651	246,087
Bebe Stores Inc. (2)	719	15,185
Bed Bath & Beyond Inc. (1)	38,477	1,427,881
Best Buy Co. Inc.	33,905	1,839,007
Big 5 Sporting Goods Corp. (1) (2)	2,399	54,697
Big Lots Inc. (1) (2)	15,553	190,213
BJ’s Restaurants Inc. (1)	1,081	17,155
BJ’s Wholesale Club Inc. (1) (2)	8,977	245,431
Blair Corp. (2)	1,005	28,321
Blockbuster Inc. (2)	4,765	36,166
Bob Evans Farms Inc.	4,802	130,422
Bombay Co. Inc. (The) (1) (2)	4,002	29,335
Bon-Ton Stores Inc. (The)	650	7,924
Borders Group Inc.	10,255	254,324
Brinker International Inc. (1)	11,525	359,004
Brookstone Inc. (1)	2,585	48,831
Brown Shoe Co. Inc.	2,396	60,044
Buckle Inc. (The)	911	25,025
Buffalo Wild Wings Inc. (1)	526	14,749
Burlington Coat Factory Warehouse Corp. (2)	2,440	51,801
Cabela’s Inc. Class A (1)	617	14,715
Cache Inc. (1)	681	10,215
California Pizza Kitchen Inc. (1) (2)	2,506	54,756
CarMax Inc. (1) (2)	13,598	293,037
Casey’s General Store Inc. (2)	6,060	112,655
Cash America International Inc.	3,582	87,616
Casual Male Retail Group Inc. (1) (2)	4,071	21,332
Cato Corp. Class A	2,482	55,225
CBRL Group Inc. (2)	6,335	228,567
CEC Entertainment Inc. (1) (2)	4,596	168,903
Charlotte Russe Holding Inc. (1)	1,297	14,890
Charming Shoppes Inc. (1) (2)	14,607	104,002
Cheesecake Factory (The) (1) (2)	6,488	281,579
Chico’s FAS Inc. (1) (2)	11,347	388,067
Children’s Place Retail Stores Inc. (The) (1)	1,942	46,433
Christopher & Banks Corp. (2)	4,447	71,196
Circuit City Stores Inc.	25,437	390,204
CKE Restaurants Inc. (1) (2)	6,608	73,018
Claire’s Stores Inc.	11,226	281,099
Coldwater Creek Inc. (1) (2)	2,452	51,173
Cole National Corp. (1)	1,758	48,714
Conn’s Inc. (1)	606	8,472
Copart Inc. (1)	8,672	164,161
Cosi Inc. (1)	1,820	9,737
Cost Plus Inc. (1) (2)	2,766	97,861
Costco Wholesale Corp.	58,749	2,441,608
CSK Auto Corp. (1)	5,670	75,524
CVS Corp.	50,860	2,142,732
Darden Restaurants Inc.	20,674	482,118
Dave & Buster’s Inc. (1) (2)	1,124	21,334
Deb Shops Inc. (2)	518	12,639
Design Within Reach Inc. (1)	557	9,575
Dick’s Sporting Goods Inc. (1) (2)	3,705	131,972
Dillard’s Inc. Class A	8,238	162,618
Dollar General Corp.	37,921	764,108
Dollar Tree Stores Inc. (1) (2)	14,595	393,335
Domino’s Pizza Inc. (1)	2,087	30,679

Dress Barn Inc. (1)	2,902	50,640
Electronics Boutique Holdings Corp. (1) (2)	1,540	52,514
Family Dollar Stores Inc.	19,545	529,670
Federated Department Stores Inc.	23,144	1,051,432
Finish Line Inc. (The)	2,400	74,208
Foot Locker Inc.	19,241	456,012
Fred’s Inc. (2)	5,194	93,284
GameStop Corp. (1) (2)	2,353	43,554
Gander Mountain Co. (1)	494	9,887
Gap Inc. (The)	79,455	1,485,809
Genesco Inc. (1) (2)	2,828	66,599
Goody’s Family Clothing Inc.	2,515	21,176
Group 1 Automotive Inc. (1)	2,459	67,082
Guitar Center Inc. (1)	2,994	129,640
Hancock Fabrics Inc. (2)	2,380	28,512
Haverty Furniture Companies Inc.	2,285	40,079
Hibbet Sporting Goods Inc. (1)	2,805	57,474
Hollywood Entertainment Corp. (1)	6,820	67,313
Home Depot Inc.	286,792	11,242,246
Hot Topic Inc. (1) (2)	6,209	105,801
IHOP Corp.	2,739	104,657
Insight Enterprises Inc. (1)	5,834	98,245
Jack in the Box Inc. (1) (2)	4,477	142,055
Jill (J.) Group Inc. (The) (1)	2,383	47,303
Jo-Ann Stores Inc. (1)	2,133	59,809
Joseph A. Bank Clothiers Inc. (1) (2)	1,225	33,908
Kenneth Cole Productions Inc. Class A	975	27,437
Kirkland’s Inc. (1) (2)	1,415	13,301
Kmart Holding Corp. (1) (2)	6,085	532,255
Kohl’s Corp. (1)	38,465	1,853,628
Krispy Kreme Doughnuts Inc. (1) (2)	7,448	94,292
Landry’s Restaurants Inc. (2)	2,817	76,876
Limited Brands Inc.	53,109	1,183,800
Linens ‘n Things Inc. (1)	5,849	135,521
Lithia Motors Inc. Class A (2)	1,791	38,077
Lone Star Steakhouse & Saloon Inc.	1,899	49,051
Longs Drug Stores Corp.	4,231	102,390
Lowe’s Companies Inc.	100,588	5,466,958
MarineMax Inc. (1)	1,582	35,627
May Department Stores Co. (The)	37,118	951,334
McDonald’s Corp.	161,147	4,516,950
Men’s Wearhouse Inc. (The) (1) (2)	4,365	126,803
Michaels Stores Inc.	8,815	521,936
Movado Group Inc.	1,832	31,144
Movie Gallery Inc. (2)	3,468	60,794
MSC Industrial Direct Co. Inc. Class A	3,962	135,025
Neiman-Marcus Group Inc. Class A (2)	5,392	310,040
99 Cents Only Stores (1) (2)	6,212	88,397
Nordstrom Inc.	13,697	523,773
Nu Skin Enterprises Inc. Class A	6,496	152,721
O’Charley’s Inc. (1) (2)	2,781	45,330
Office Depot Inc. (1)	40,323	606,055
O’Reilly Automotive Inc. (1) (2)	6,123	234,450
Outback Steakhouse Inc. (2)	8,135	337,847
P.F. Chang’s China Bistro Inc. (1) (2)	3,329	161,423
Pacific Sunwear of California Inc. (1)	9,889	208,163
Panera Bread Co. Class A (1) (2)	3,742	140,475
Pantry Inc. (The) (1)	1,252	31,513
Papa John’s International Inc. (1) (2)	1,428	43,811
Party City Corp. (1)	1,551	22,908
Payless ShoeSource Inc. (1) (2)	8,907	90,228
PC Connection Inc. (1)	927	6,368
PC Mall Inc. (1)	716	10,948
Penney (J.C.) Co. Inc. (Holding Co.)	31,210	1,101,089
Pep Boys-Manny, Moe & Jack Inc.	7,346	102,844

PETCO Animal Supplies Inc. (1)	5,252	171,530
PETsMART Inc. (2)	18,497	525,130
Pier 1 Imports Inc.	11,325	204,756
RadioShack Corp.	20,634	590,958
Rare Hospitality International Inc. (1)	4,342	115,714
Red Robin Gourmet Burgers Inc. (1)	1,524	66,553
Regis Corp.	5,750	231,265
Restoration Hardware Inc. (1)	2,729	14,136
Retail Ventures Inc. (1)	1,192	8,988
Rite Aid Corp. (1)	57,723	203,185
Ross Stores Inc.	19,341	453,353
Ruby Tuesday Inc. (2)	8,513	237,257
Rush Enterprises Inc. Class B (1)	802	9,375
Ryan’s Restaurant Group Inc. (1) (2)	5,368	79,661
Saks Inc.	16,154	194,656
School Specialty Inc. (1) (2)	2,663	104,949
Sears, Roebuck and Co.	27,260	1,086,311
Select Comfort Corp. (1) (2)	4,461	81,190
7-Eleven Inc. (1)	3,325	66,434
Sharper Image Corp. (1) (2)	1,423	30,523
Shoe Carnival Inc. (1) (2)	814	9,597
ShopKo Stores Inc. (1) (2)	3,571	62,171
Smart & Final Inc. (1)	1,499	25,123
Sonic Automotive Inc. (2)	3,302	66,205
Sonic Corp. (1) (2)	7,715	197,735
Sports Authority Inc. (The) (1)	2,762	64,078
Stage Stores Inc. (1)	2,278	77,953
Staples Inc.	63,680	1,898,938
Starbucks Corp. (1)	50,756	2,307,368
Steak n Shake Co. (The) (1)	2,955	50,471
Stein Mart Inc. (1)	3,100	47,182
Systemax Inc. (1) (2)	2,428	13,742
Talbots Inc. (The)	2,779	68,891
Target Corp.	116,713	5,281,263
TBC Corp. (1) (2)	2,394	53,482
Tiffany & Co.	18,635	572,840
TJX Companies Inc.	63,611	1,401,986
Too Inc. (1) (2)	4,713	85,164
Toys R Us Inc. (1)	27,456	487,069
Tractor Supply Co. (1)	4,038	126,955
Trans World Entertainment Corp. (1)	2,483	24,259
Triarc Companies Inc. Class B (2)	4,501	51,626
Tuesday Morning Corp. (1) (2)	3,102	95,914
United Auto Group Inc.	2,419	60,693
Urban Outfitters Inc. (1) (2)	5,891	202,650
Walgreen Co.	131,094	4,697,098
Wal-Mart Stores Inc.	327,781	17,437,949
Wendy’s International Inc.	14,644	492,038
West Marine Inc. (1) (2)	1,461	31,236
Williams-Sonoma Inc. (1)	11,763	441,701
World Fuel Services Corp. (2)	1,305	46,719
Yum! Brands Inc.	37,060	1,506,860
Zale Corp. (1)	6,788	190,743

		96,492,237

SAVINGS & LOANS—0.86%
Anchor BanCorp Wisconsin Inc. (2)	2,853	73,893
Astoria Financial Corp.	9,881	350,677
Bank Mutual Corp. (2)	9,613	115,360
BankAtlantic Bancorp Inc. Class A (2)	5,254	96,253
BankUnited Financial Corp. Class A (1) (2)	3,737	108,934
Berkshire Hills Bancorp Inc. (2)	654	24,165
Beverly Hills Bancorp Inc.	1,145	11,965
BFC Financial Corp. Class A (1)	854	9,394
Brookline Bancorp Inc. (2)	7,485	117,290

Capitol Federal Financial	2,739	88,141
Charter Financial Corp. (2)	418	14,183
Citizens First Bancorp Inc. (2)	978	24,538
Clifton Savings Bancorp Inc.	1,346	15,694
Commercial Capital Bancorp Inc.	4,583	103,988
Commercial Federal Corp.	5,276	142,346
Dime Community Bancshares	4,270	71,736
Downey Financial Corp. (2)	2,670	146,743
Fidelity Bankshares Inc. (2)	1,648	61,289
First Federal Capital Corp.	2,391	72,304
First Financial Holdings Inc.	1,886	58,956
First Niagara Financial Group Inc. (2)	10,251	137,158
First Place Financial Corp.	1,540	30,800
FirstFed Financial Corp. (1)	2,393	116,970
Flagstar Bancorp Inc. (2)	3,888	82,737
Flushing Financial Corp.	2,147	40,814
Franklin Bank Corp. (Texas) (1)	1,044	17,800
Golden West Financial Corp.	15,966	1,771,428
GreenPoint Financial Corp.	14,185	656,198
Harbor Florida Bancshares Inc. (2)	2,929	91,092
Horizon Financial Corp. (2)	1,503	28,873
Hudson City Bancorp Inc.	8,772	313,511
Hudson River Bancorp Inc. (2)	4,012	76,148
Independence Community Bank Corp.	10,447	407,955
ITLA Capital Corp. (1)	510	23,562
MAF Bancorp Inc. (2)	3,618	156,044
NASB Financial Inc.	341	13,442
New York Community Bancorp Inc. (2)	33,860	695,484
Northwest Bancorp Inc.	2,168	49,149
OceanFirst Financial Corp.	973	23,605
Ocwen Financial Corp. (1) (2)	4,959	45,375
Partners Trust Financial Group Inc.	4,846	50,205
PennFed Financial Services Inc.	542	16,482
People’s Bank	5,060	180,794
PFF Bancorp Inc.	1,805	69,077
Provident Bancorp Inc.	4,594	53,934
Provident Financial Holdings Inc. (2)	791	22,939
Provident Financial Services Inc. (2)	9,629	166,100
Sovereign Bancorp Inc.	43,899	957,876
Sterling Financial Corp. (Washington) (1) (2)	3,063	107,940
TierOne Corp.	2,417	55,736
United Community Financial Corp. (2)	3,478	39,545
Washington Federal Inc.	10,124	254,619
Washington Mutual Inc.	111,435	4,354,880
Waypoint Financial Corp.	3,891	107,275
Webster Financial Corp.	6,679	329,876
Westfield Financial Inc.	448	10,573
WSFS Financial Corp.	694	34,700

		13,298,545

SEMICONDUCTORS—2.95%
Actel Corp. (1)	2,975	45,220
Advanced Micro Devices Inc. (1) (2)	45,766	594,958
Agere Systems Inc. Class B (1)	216,120	220,442
Alliance Semiconductor Corp. (1)	3,471	12,010
Altera Corp. (1)	47,968	938,734
AMIS Holdings Inc. (1)	3,704	50,078
Amkor Technology Inc. (1)	12,077	44,081
Analog Devices Inc.	48,130	1,866,481
Applied Materials Inc. (1)	215,526	3,554,024
Applied Micro Circuits Corp. (1)	39,159	122,568
Artisan Components Inc. (1)	2,746	79,936
Asyst Technologies Inc. (1) (2)	5,486	28,033
Atmel Corp. (1)	54,737	198,148
ATMI Inc. (1)	3,953	80,957

August Technology Corp. (1)	1,875	12,881
Axcelis Technologies Inc. (1) (2)	13,166	109,014
Broadcom Corp. Class A (1)	31,645	863,592
Brooks Automation Inc. (1) (2)	5,761	81,518
California Micro Devices Corp. (1) (2)	2,273	17,570
Cirrus Logic Inc. (1)	11,180	53,329
Cohu Inc. (2)	2,849	42,108
Conexant Systems Inc. (1)	58,068	93,489
Credence Systems Corp. (1) (2)	11,905	85,716
Cree Inc. (1) (2)	9,798	299,133
Cypress Semiconductor Corp. (1)	15,450	136,578
Diodes Inc. (1)	1,004	25,863
DSP Group Inc. (1)	3,902	82,137
DuPont Photomasks Inc. (1) (2)	1,516	25,833
Emulex Corp. (1)	10,776	124,140
Entegris Inc. (1)	6,908	57,613
ESS Technology Inc. (1) (2)	3,986	27,304
Exar Corp. (1) (2)	5,316	75,275
Fairchild Semiconductor International Inc. Class A (1)	14,943	211,742
FormFactor Inc. (1)	3,303	63,979
Freescale Semiconductor Inc. Class A (1)	15,540	222,222
Genesis Microchip Inc. (1) (2)	3,872	52,272
Helix Technology Corp.	3,426	46,577
Integrated Circuit Systems Inc. (1)	9,095	195,543
Integrated Device Technology Inc. (1)	14,125	134,611
Integrated Silicon Solution Inc. (1)	4,674	33,980
Intel Corp.	826,652	16,582,639
International Rectifier Corp. (1)	8,345	286,234
Intersil Corp. Class A	19,249	306,637
IXYS Corp. (1) (2)	2,533	18,187
KLA-Tencor Corp. (1)	25,050	1,039,074
Kopin Corp. (1)	9,241	37,611
Kulicke & Soffa Industries Inc. (1) (2)	6,790	38,364
Lam Research Corp. (1)	17,191	376,139
Lattice Semiconductor Corp. (1)	13,244	65,028
Leadis Technology Inc. (1)	885	9,983
Linear Technology Corp.	39,622	1,435,901
LSI Logic Corp. (1)	49,402	212,923
LTX Corp. (1)	7,363	39,834
Mattson Technology Inc. (1)	5,008	38,512
Maxim Integrated Products Inc.	41,214	1,742,940
MEMC Electronic Materials Inc. (1)	9,224	78,220
Micrel Inc. (1) (2)	8,334	86,757
Microchip Technology Inc.	26,939	723,043
Micron Technology Inc. (1)	73,545	884,746
Microsemi Corp. (1) (2)	7,696	108,514
Microtune Inc. (1) (2)	6,568	34,679
Mindspeed Technologies Inc. (1) (2)	11,583	23,166
MKS Instruments Inc. (1)	3,912	59,932
Monolithic System Technology Inc. (1)	3,099	13,450
Mykrolis Corp. (1)	4,747	47,802
National Semiconductor Corp. (1)	46,572	721,400
Novellus Systems Inc. (1)	18,978	504,625
NVIDIA Corp. (1)	20,955	304,267
OmniVision Technologies Inc. (1) (2)	6,790	96,079
ON Semiconductor Corp. (1)	14,379	45,006
Pericom Semiconductor Corp. (1)	2,928	28,284
Photronics Inc. (1) (2)	3,821	63,505
Pixelworks Inc. (1)	5,093	50,981
PMC-Sierra Inc. (1)	22,357	196,965
Power Integrations Inc. (1) (2)	3,690	75,387
QLogic Corp. (1)	12,381	366,601
Rambus Inc. (1)	11,692	183,447
Rudolph Technologies Inc. (1)	1,385	23,185
Semitool Inc. (1)	2,369	17,981

Semtech Corp. (1)	9,277	177,840
SigmaTel Inc. (1)	2,951	62,591
Silicon Image Inc. (1) (2)	9,413	118,980
Silicon Laboratories Inc. (1) (2)	4,587	151,784
Siliconix Inc. (1)	892	31,960
Sipex Corp. (1)	3,500	18,375
SiRF Technology Holdings Inc. (1)	1,030	14,657
Skyworks Solutions Inc. (1)	19,826	188,347
Staktek Holdings Inc. (1)	1,514	5,905
Standard Microsystems Corp. (1)	1,952	34,180
Supertex Inc. (1)	1,378	26,775
Teradyne Inc. (1)	24,488	328,139
Tessera Technologies Inc. (1) (2)	2,814	62,189
Texas Instruments Inc.	221,292	4,709,094
Transmeta Corp. (1) (2)	18,548	23,370
Tripath Technology Inc. (1)	3,057	5,197
TriQuint Semiconductor Inc. (1) (2)	17,611	68,683
Ultratech Inc. (1) (2)	2,808	44,001
Varian Semiconductor Equipment Associates Inc. (1) (2)	4,488	138,679
Veeco Instruments Inc. (1) (2)	3,037	63,686
Vitesse Semiconductor Corp. (1)	27,244	74,376
Volterra Semiconductor Corp. (1)	779	9,683
Xilinx Inc.	44,358	1,197,666
Zoran Corp. (1)	5,355	84,181

		45,618,055

SOFTWARE—4.26%
Activision Inc. (1)	17,623	244,431
Actuate Corp. (1)	5,299	18,705
Acxiom Corp.	9,445	224,224
Adobe Systems Inc.	30,657	1,516,602
Advent Software Inc. (1) (2)	3,630	61,093
Allscripts Healthcare Solutions Inc. (1)	2,875	25,875
Altiris Inc. (1) (2)	2,474	78,302
ANSYS Inc. (1)	1,944	96,675
Ascential Software Corp. (1) (2)	7,601	102,385
Aspen Technology Inc. (1) (2)	4,445	31,071
Atari Inc. (1)	1,439	2,259
AuthentiDate Holding Corp. (1) (2)	3,255	19,725
Autodesk Inc.	15,066	732,660
Automatic Data Processing Inc.	75,565	3,122,346
Avid Technology Inc. (1) (2)	4,194	196,573
BEA Systems Inc. (1)	47,647	329,241
Blackbaud Inc. (1)	969	9,496
Blackboard Inc. (1)	601	10,313
BMC Software Inc. (1)	28,911	457,083
Borland Software Corp. (1)	10,487	87,566
Captaris Inc. (1)	3,311	14,105
CCC Information Services Group Inc. (1)	1,533	27,119
Cerner Corp. (1) (2)	3,754	162,398
Certegy Inc.	7,986	297,159
Chordiant Software Inc. (1)	7,981	23,225
Citrix Systems Inc. (1)	21,665	379,571
Clarus Corp. (1) (2)	1,284	11,235
Computer Associates International Inc. (2)	59,693	1,569,926
Computer Programs & Systems Inc. (2)	1,005	20,160
Compuware Corp. (1)	49,460	254,719
Concord Communications Inc. (1) (2)	1,822	16,261
Concur Technologies Inc. (1)	3,096	32,477
Corillian Corp. (1)	3,205	14,775
CSG Systems International Inc. (1) (2)	6,752	104,048
Dendrite International Inc. (1)	4,556	73,443
Digi International Inc. (1)	2,259	25,820
Dun & Bradstreet Corp. (1)	9,127	535,755
Eclipsys Corp. (1) (2)	4,438	69,233

eFunds Corp. (1) (2)	6,316	117,414
Electronic Arts Inc. (1)	38,305	1,761,647
Embarcadero Technologies Inc. (1)	2,313	19,568
Epicor Software Corp. (1) (2)	5,182	62,339
EPIQ Systems Inc. (1) (2)	1,786	27,826
Fair Isaac Corp.	8,778	256,318
FalconStor Software Inc. (1) (2)	3,606	26,865
FileNET Corp. (1)	5,052	88,208
First Data Corp.	111,531	4,851,599
Fiserv Inc. (1)	25,074	874,080
Global Payments Inc.	3,566	190,959
Hyperion Solutions Corp. (1)	4,936	167,775
IDX Systems Corp. (1) (2)	2,680	86,966
IMS Health Inc.	30,130	720,710
Infocrossing Inc. (1) (2)	1,609	25,446
Informatica Corp. (1)	10,291	60,202
infoUSA Inc. (1) (2)	3,823	34,063
InterCept Inc. (1)	1,860	34,838
Inter-Tel Inc. (2)	2,516	54,396
InterVideo Inc. (1)	781	9,372
Intuit Inc. (1)	22,601	1,026,085
iVillage Inc. (1)	2,599	15,594
JDA Software Group Inc. (1)	3,499	37,859
Jupitermedia Corp. (1)	1,592	28,338
Keane Inc. (1)	6,425	98,688
Lawson Software Inc. (1)	5,786	32,402
ManTech International Corp. Class A (1)	1,780	33,322
Manugistics Group Inc. (1)	8,223	19,571
MAPICS Inc. (1) (2)	2,583	23,376
MapInfo Corp. (1)	2,140	23,112
Mercury Interactive Corp. (1)	11,682	407,468
Micromuse Inc. (1)	9,195	33,838
Microsoft Corp.	1,172,640	32,423,496
MicroStrategy Inc. Class A (1) (2)	1,349	55,430
Midway Games Inc. (1) (2)	5,303	52,606
MRO Software Inc. (1)	2,368	23,680
MSC.Software Corp. (1) (2)	3,804	30,584
NAVTEQ Corp. (1)	4,672	166,510
NDCHealth Corp. (2)	4,352	69,850
NetIQ Corp. (1)	7,204	77,083
Novell Inc. (1) (2)	48,216	304,243
Omnicell Inc. (1)	2,330	30,803
Open Solutions Inc. (1)	1,759	43,922
OPNET Technologies Inc. (1)	1,037	10,640
Oracle Corp. (1)	482,775	5,445,702
Packeteer Inc. (1)	3,855	41,673
PalmSource Inc. (1)	2,038	42,268
Parametric Technology Corp. (1)	33,186	175,222
PDF Solutions Inc. (1) (2)	2,277	27,666
Pegasystems Inc. (1)	2,268	15,831
PeopleSoft Inc. (1)	41,393	821,651
Per-Se Technologies Inc. (1)	3,028	41,544
Pinnacle Systems Inc. (1) (2)	8,633	36,000
Pixar Inc. (1) (2)	3,087	243,564
PLATO Learning Inc. (1)	2,426	21,446
Progress Software Corp. (1) (2)	3,973	79,063
QAD Inc.	1,583	11,034
Quality Systems Inc. (1)	472	23,841
Quest Software Inc. (1) (2)	6,343	70,534
Red Hat Inc. (1) (2)	20,453	250,345
Renaissance Learning Inc.	1,323	28,669
Retek Inc. (1)	6,762	30,835
Safeguard Scientifics Inc. (1)	15,617	29,204
Salesforce.com Inc. (1)	737	11,519
ScanSoft Inc. (1)	9,363	38,201

Schawk Inc.	1,411	20,502
SeaChange International Inc. (1) (2)	2,836	45,348
SEI Investments Co.	8,458	284,865
SERENA Software Inc. (1) (2)	2,989	50,006
Siebel Systems Inc. (1)	54,709	412,506
SPSS Inc. (1)	1,854	24,714
SS&C Technologies Inc.	1,476	28,826
Sybase Inc. (1)	12,390	170,858
SYNNEX Corp. (1)	600	10,620
Take-Two Interactive Software Inc. (1) (2)	5,704	187,376
THQ Inc. (1)	5,311	103,352
Total System Services Inc.	4,809	121,379
TradeStation Group Inc. (1) (2)	1,394	8,545
Transaction Systems Architects Inc. Class A (1)	4,866	90,435
Trident Microsystems Inc. (1)	1,985	19,989
Ulticom Inc. (1)	1,417	20,929
Verint Systems Inc. (1) (2)	1,343	49,476
Veritas Software Corp. (1)	54,649	972,752
Wind River Systems Inc. (1)	9,775	119,255
Witness Systems Inc. (1)	2,242	36,029
Zix Corp. (1) (2)	2,046	9,371

		65,810,090

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. (1) (2)	1,861	46,153

		46,153

TELECOMMUNICATION EQUIPMENT—0.01%
Carrier Access Corp. (1)	2,130	14,804
NMS Communications Corp. (1)	5,247	25,605
Novatel Wireless Inc. (1)	2,134	50,149
TippingPoint Technologies Inc. (1)	414	9,878
WJ Communications Inc. (1)	2,868	6,998

		107,434

TELECOMMUNICATIONS—6.10%
Adaptec Inc. (1)	14,237	108,201
ADC Telecommunications Inc. (1) (2)	107,321	194,251
ADTRAN Inc.	7,954	180,397
Advanced Fibre Communications Inc. (1)	11,140	177,126
Aeroflex Inc. (1)	8,212	86,801
AirGate PCS Inc. (1)	1,508	29,557
Airspan Networks Inc. (1)	2,981	16,187
Alamosa Holdings Inc. (1)	8,136	62,159
Alaska Communications Systems Group Inc. (1) (2)	1,668	9,341
Alltel Corp.	39,448	2,166,090
American Tower Corp. Class A (1) (2)	27,680	424,888
Anaren Inc. (1) (2)	2,893	38,940
Andrew Corp. (1)	20,506	250,993
Anixter International Inc. (2)	4,018	140,992
Applied Signal Technology Inc.	1,316	42,099
Arch Wireless Inc. Class A (1) (2)	2,072	59,529
Arris Group Inc. (1) (2)	10,243	53,468
Aspect Communications Corp. (1)	4,826	47,922
AT&T Corp.	101,661	1,455,786
AT&T Wireless Services Inc. (1)	288,259	4,260,468
Atheros Communications Inc. (1)	884	9,017
Audiovox Corp. Class A (1) (2)	2,388	40,214
Avanex Corp. (1) (2)	7,901	16,118
Avaya Inc. (1)	50,402	702,604
BellSouth Corp.	234,683	6,364,603
Black Box Corp. (2)	2,043	75,489
Boston Communications Group Inc. (1) (2)	1,989	17,444
C-COR Inc. (1)	4,794	40,509
Centennial Communications Corp. (1)	1,377	8,097

CenturyTel Inc.	17,815	609,986
CIENA Corp. (1)	71,105	140,788
Cincinnati Bell Inc. (1)	30,162	105,265
Cisco Systems Inc. (1)	864,166	15,641,405
Citizens Communications Co.	36,837	493,247
Commonwealth Telephone Enterprises Inc. (1) (2)	2,781	121,113
CommScope Inc. (1) (2)	6,889	148,802
Comtech Telecommunications Corp. (1) (2)	1,536	41,626
Comverse Technology Inc. (1)	24,726	465,591
Corning Inc. (1)	176,030	1,950,412
Corvis Corp. (1) (2)	44,696	35,757
Crown Castle International Corp. (1) (2)	24,077	358,266
CT Communications Inc. (2)	2,023	27,897
D&E Communications Inc. (2)	1,294	14,881
Ditech Communications Corp. (1) (2)	3,700	82,843
Dobson Communications Corp. Class A (1) (2)	12,572	16,721
Eagle Broadband Inc. (1) (2)	19,055	13,720
EMS Technologies Inc. (1) (2)	1,297	22,373
Enterasys Networks Inc. (1)	27,147	43,435
Extreme Networks Inc. (1)	12,535	55,781
Finisar Corp. (1) (2)	17,069	22,190
Foundry Networks Inc. (1)	14,814	140,585
General Communication Inc. Class A (1)	5,199	47,051
Golden Telecom Inc. (2)	1,625	46,361
Harmonic Inc. (1) (2)	9,139	60,774
Harris Corp.	8,544	469,407
Hypercom Corp. (1)	5,905	43,579
IDT Corp. Class B (1) (2)	6,895	103,632
Inet Technologies Inc. (1) (2)	2,487	31,286
Infonet Services Corp. Class B (1)	6,900	11,316
InterDigital Communications Corp. (1) (2)	7,226	117,928
Intrado Inc. (1) (2)	1,877	18,976
ITC DeltaCom Inc. (1)	1,743	7,687
Ixia (1)	2,759	26,817
JDS Uniphase Corp. (1)	178,206	600,554
Juniper Networks Inc. (1)	67,943	1,603,455
KVH Industries Inc. (1) (2)	1,352	9,761
Level 3 Communications Inc. (1) (2)	85,377	221,126
Lucent Technologies Inc. (1) (2)	549,922	1,743,253
MasTec Inc. (1) (2)	3,015	15,829
Metrocall Holdings Inc. (1)	614	39,818
Motorola Inc.	299,656	5,405,794
MRV Communications Inc. (1) (2)	11,333	28,333
NETGEAR Inc. (1)	2,344	28,644
Network Equipment Technologies Inc. (1)	3,088	20,412
Newport Corp. (1)	4,808	55,148
Nextel Communications Inc. Class A (1)	131,463	3,134,078
Nextel Partners Inc. Class A (1) (2)	15,336	254,271
NII Holdings Inc. Class B (1) (2)	7,133	293,951
North Pittsburgh Systems Inc. (2)	2,004	41,503
NTL Inc. (1)	8,848	549,195
Oplink Communications Inc. (1) (2)	15,228	27,258
Optical Communication Products Inc. (1)	1,605	3,354
Plantronics Inc.	5,947	257,148
Polycom Inc. (1)	13,284	263,289
Powerwave Technologies Inc. (1)	12,607	77,659
Price Communications Corp. (1)	5,789	88,282
Primus Telecommunications Group Inc. (1) (2)	8,868	13,036
PTEK Holdings Inc. (1)	7,606	65,183
QUALCOMM Inc.	207,298	8,092,914
Qwest Communications International Inc. (1)	190,875	635,614
REMEC Inc. (1) (2)	7,451	35,094
RF Micro Devices Inc. (1) (2)	22,917	145,294
SafeNet Inc. (1) (2)	3,090	81,514
SBA Communications Corp. (1) (2)	4,839	33,873

SBC Communications Inc.	423,665	10,994,107
Scientific-Atlanta Inc.	19,428	503,574
Shenandoah Telecommunications Co. (2)	702	17,978
SpectraLink Corp.	1,990	18,905
SpectraSite Inc. (1) (2)	4,877	226,781
Sprint Corp. (FON Group)	182,658	3,676,906
Stratex Networks Inc. (1)	10,776	24,138
SureWest Communications (2)	2,041	58,515
Sycamore Networks Inc. (1)	22,283	84,230
Symmetricom Inc. (1)	5,210	49,287
TALK America Holdings Inc. (1)	3,293	17,222
Tekelec (1)	6,284	104,817
Telephone & Data Systems Inc.	6,350	534,480
Tellabs Inc. (1) (2)	53,959	495,883
Terayon Communication Systems Inc. (1)	8,352	17,706
3Com Corp. (1)	50,089	211,376
Time Warner Telecom Inc. Class A (1) (2)	5,278	25,334
Triton PCS Holdings Inc. Class A (1)	3,341	8,553
UbiquiTel Inc. (1)	7,866	31,464
United States Cellular Corp. (1)	1,941	83,754
UTStarcom Inc. (1) (2)	11,342	182,720
Verizon Communications Inc.	354,069	13,943,237
Viasat Inc. (1)	2,786	55,999
Westell Technologies Inc. Class A (1)	6,161	31,852
Western Wireless Corp. Class A (1)	9,937	255,480
WilTel Communications Group Inc. Escrow (3)	2,213	0
Wireless Facilities Inc. (1)	4,932	34,376
Zhone Technologies Inc. (1)	5,305	16,286

		94,186,385

TEXTILES—0.09%
Angelica Corp.	1,013	25,203
Cintas Corp.	15,957	670,832
G&K Services Inc. Class A	2,295	91,203
Mohawk Industries Inc. (1)	6,665	529,134
UniFirst Corp.	1,025	29,315
Weyco Group Inc.	474	17,538

		1,363,225

TOYS, GAMES & HOBBIES—0.11%
Action Performance Companies Inc. (2)	2,004	20,301
Department 56 Inc. (1)	1,749	28,509
Hasbro Inc.	19,544	367,427
Jakks Pacific Inc. (1) (2)	2,975	68,425
LeapFrog Enterprises Inc. (1) (2)	3,253	65,873
Marvel Enterprises Inc. (1) (2)	8,818	128,390
Mattel Inc.	54,124	981,268
RC2 Corp. (1)	2,157	70,965
Topps Co. (The) (2)	3,923	38,367

		1,769,525

TRANSPORTATION—1.30%
Alexander & Baldwin Inc.	5,708	193,730
Arkansas Best Corp. (2)	2,788	102,097
Burlington Northern Santa Fe Corp.	47,484	1,819,112
Central Freight Lines Inc. (1)	1,330	7,993
CH Robinson Worldwide Inc. (2)	10,799	500,966
CNF Inc.	6,505	266,640
Covenant Transport Inc. Class A (1)	971	18,760
CSX Corp.	27,511	913,365
EGL Inc. (1) (2)	4,465	135,111
Expeditors International Washington Inc. (2)	13,544	700,225
FedEx Corp.	38,228	3,275,757
Florida East Coast Industries Inc. (2)	2,615	98,193
Forward Air Corp. (1)	2,601	104,092

Genesee & Wyoming Inc. Class A (1)	2,116	53,577
GulfMark Offshore Inc. (1) (2)	1,577	25,752
Heartland Express Inc.	5,776	106,567
Hub Group Inc. Class A (1) (2)	911	33,935
Hunt (J.B.) Transport Services Inc.	7,249	269,228
Kansas City Southern Industries Inc. (1) (2)	7,708	116,930
Kirby Corp. (1) (2)	2,770	111,216
Knight Transportation Inc. (1) (2)	4,557	97,611
Laidlaw International Inc. (1)	12,861	211,563
Landstar System Inc. (1) (2)	3,801	223,043
Marten Transport Ltd. (1) (2)	910	15,898
Norfolk Southern Corp.	50,207	1,493,156
Offshore Logistics Inc. (1)	2,389	82,229
Old Dominion Freight Line Inc. (1)	2,253	64,909
Overnite Corp.	3,406	107,051
Overseas Shipholding Group Inc.	3,324	165,003
P.A.M. Transportation Services Inc. (1)	934	17,895
Pacer International Inc. (1)	3,617	59,319
Quality Distribution Inc. (1)	1,037	6,336
RailAmerica Inc. (1)	4,792	52,952
Ryder System Inc.	8,234	387,327
SCS Transportation Inc. (1)	1,903	36,043
Seabulk International Inc. (1)	377	3,902
SIRVA Inc. (1)	2,362	54,090
Swift Transportation Co. Inc. (1)	6,742	113,400
U.S. Xpress Enterprises Inc. Class A (1) (2)	427	7,917
Union Pacific Corp.	33,287	1,950,618
United Parcel Service Inc. Class B	73,117	5,551,043
USF Corp.	3,736	134,085
Werner Enterprises Inc.	6,292	121,499
Yellow Roadway Corp. (1)	5,999	281,293

		20,091,428

TRUCKING & LEASING—0.01%
AMERCO (1)	971	36,820
GATX Corp. (2)	6,122	163,213
Greenbrier Companies Inc. (The) (2)	535	12,840

		212,873

WATER—0.03%
American States Water Co. (2)	2,092	52,091
Aqua America Inc.	11,998	265,276
California Water Service Group (2)	1,952	57,330
Connecticut Water Service Inc. (2)	1,014	26,810
Middlesex Water Co. (2)	1,391	24,927
PICO Holdings Inc. (1)	1,142	21,732
SJW Corp. (2)	878	28,992
Southwest Water Co. (2)	1,518	18,596

		495,754
TOTAL COMMON STOCKS (Cost: $1,637,260,270)		1,542,438,539

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.74%

COMMERCIAL PAPER—1.63%

Alpine Securitization Corp.
1.77%, 10/18/04 (5)	585,994	585,504
1.88%, 10/01/04 (5)	665,902	665,903

Amsterdam Funding Corp.
1.72%, 10/14/04 (5)	499,427	499,116
1.73%, 10/18/04 (5)	166,476	166,340
1.78%, 10/26/04 (5)	299,656	299,286
1.78%, 10/27/04 (5)	166,476	166,262
1.78%, 10/28/04 (5)	499,427	498,760
Barton Capital Corp.
1.77%, 10/15/04 (5)	399,541	399,267
1.78%, 10/18/04 (5)	665,902	665,344
1.78%, 10/19/04 (5)	499,427	498,982
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (5)	332,951	332,760
CRC Funding LLC
1.78%, 11/09/04 (5)	332,951	332,309
Delaware Funding Corp.
1.78%, 10/22/04 (5)	166,476	166,303
1.78%, 10/26/04 (5)	166,476	166,270
1.78%, 10/27/04 (5)	340,642	340,204
Edison Asset Securitization
1.45%, 11/09/04 (5)	665,902	664,856
1.59%, 12/02/04 (5)	665,902	664,079
Eureka Securitization Inc.
1.79%, 11/01/04 (5)	282,909	282,472
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (5)	499,427	499,116
1.78%, 10/22/04 (5)	166,476	166,303
1.78%, 10/26/04 (5)	266,361	266,032
Ford Credit Auto Receivables
1.85%, 01/14/05 (5)	332,951	331,155
GIRO Funding US Corp.
1.55%, 10/15/04 (5)	436,665	436,402
1.78%, 10/27/04 (5)	310,936	310,537
Grampian Funding LLC
1.26%, 10/22/04 (5)	665,902	665,415
1.44%, 10/27/04 (5)	665,902	665,210
1.59%, 11/30/04 (5)	332,951	332,069
1.78%, 10/18/04 (5)	665,902	665,342
Jupiter Securitization Corp.
1.72%, 10/15/04 (5)	832,378	831,821
1.78%, 10/27/04 (5)	332,951	332,523
Liberty Street Funding Corp.
1.79%, 10/20/04 (5)	500,013	499,540
Nationwide Building Society
1.63%, 12/09/04 (5)	552,699	550,973
Park Avenue Receivables Corp.
1.78%, 10/25/04 (5)	332,951	332,557
1.78%, 10/28/04 (5)	406,200	405,658
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (5)	1,331,804	1,330,977
1.77%, 10/06/04 (5)	665,902	665,739
1.78%, 10/15/04 (5)	332,951	332,721
1.78%, 10/19/04 (5)	166,476	166,327
1.80%, 10/28/04 (5)	500,845	500,169
Prudential Funding LLC
1.60%, 12/01/04 (5)	332,951	332,048
Ranger Funding Co. LLC
1.76%, 10/01/04 (5)	665,902	665,903
Scaldis Capital LLC
1.73%, 10/15/04 (5)	332,951	332,728
Sydney Capital Corp.
1.25%, 10/22/04 (5)	221,612	221,451
1.74%, 10/12/04 (5)	1,149,147	1,148,536
UBS Finance (Delaware)
1.11%, 12/17/04 (5)	998,853	996,482
1.88%, 10/01/04 (5)	3,662,462	3,662,462
WhistleJacket Capital LLC
1.26%, 10/20/04 (5)	164,944	164,834

		25,205,047

FLOATING RATE NOTES—1.73%
Bank of Nova Scotia
1.76%, 09/26/05 (5)	166,476	166,403
Beta Finance Inc.
1.63%, 05/04/05 (5) (6)	399,541	399,494
1.69%, 10/12/04 (5) (6)	332,951	332,950
1.80%, 03/15/05 (5) (6)	332,951	333,073
1.89%, 09/23/05 (5) (6)	599,312	599,078
1.89%, 09/27/05 (5) (6)	532,722	532,511
2.04%, 10/27/05 (5) (6)	632,607	633,352
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (5)	998,853	998,543
CC USA Inc.
1.61%, 07/29/05 (5) (6)	665,902	665,737
1.63%, 05/04/05 (5) (6)	665,902	665,824
Den Danske Bank NY
1.68%, 08/12/05 (5)	665,902	665,730
1.77%, 08/26/05 (5)	665,902	665,722
Depfa Bank PLC
1.86%, 09/15/05 (5)	665,902	665,903
Dorada Finance Inc.
1.61%, 07/29/05 (5) (6)	552,699	552,562
Five Finance Inc.
1.79%, 04/29/05 (5) (6)	532,722	532,691
HBOS Treasury Services PLC
1.96%, 04/22/05 (5)	665,902	665,903
K2 USA LLC
1.61%, 07/25/05 (5) (6)	332,951	332,897
1.70%, 06/10/05 (5) (6)	665,902	665,846
1.70%, 09/12/05 (5) (6)	665,902	665,777
1.79%, 10/20/05 (5) (6)	665,902	665,926
Links Finance LLC
1.68%, 04/25/05 (5)	665,902	666,148
1.71%, 04/15/05 (5) (6)	665,902	665,831
National City Bank (Ohio)
1.67%, 08/09/05 (5)	665,902	665,731
1.73%, 06/10/05 (5)	332,951	333,023
1.76%, 06/23/05 (5)	665,902	665,757
Nationwide Building Society
1.96%, 10/28/05 (5) (6)	1,132,034	1,132,192
Norddeutsche Landesbank
1.59%, 07/27/05 (5)	665,902	665,710
Northern Rock PLC
1.56%, 01/13/05 (5) (6)	632,607	632,607
Permanent Financing PLC
1.69%, 03/10/05 (5)	665,902	665,903
1.70%, 12/10/04 (5)	332,951	332,952
1.72%, 06/10/05 (5)	299,656	299,656
Sigma Finance Inc.
1.52%, 10/07/04 (5)	665,902	665,900
1.73%, 11/15/04 (5)	665,902	665,896
1.75%, 08/17/05 (5)	332,951	332,977
1.75%, 09/15/05 (5)	832,378	832,451
Tango Finance Corp.
1.66%, 04/07/05 (5) (6)	244,386	244,374
1.66%, 05/17/05 (5) (6)	552,699	552,682
1.70%, 02/25/05 (5) (6)	372,905	372,875
1.72%, 01/18/05 (5) (6)	292,997	292,988
1.81%, 07/25/05 (5) (6)	665,902	665,848
WhistleJacket Capital LLC
1.72%, 07/15/05 (5) (6)	499,427	499,347

1.72%, 09/15/05 (5)	499,427	499,331
1.84%, 06/15/05 (5) (6)	332,951	332,897
White Pine Finance LLC
1.55%, 07/11/05 (5)	166,476	166,461
1.63%, 07/05/05 (5)	332,951	332,896
1.68%, 05/20/05 (5)	299,656	299,637
1.71%, 04/15/05 (5) (6)	499,427	499,373
1.72%, 11/15/04 (5) (6)	399,541	399,541
1.73%, 06/15/05 (5) (6)	273,020	273,020
1.80%, 03/29/05 (5)	286,338	286,306
1.80%, 08/26/05 (5) (6)	332,951	332,891

		26,679,123

MEDIUM-TERM NOTES—0.14%
CC USA Inc.
1.29%, 04/15/05 (5) (6)	665,902	665,866
1.51%, 02/15/05 (5) (6)	432,836	433,089
Dorada Finance Inc.
1.48%, 01/18/05 (5) (6)	499,427	499,419
K2 USA LLC
1.46%, 01/12/05 (5) (6)	332,951	332,942
WhistleJacket Capital LLC
1.32%, 02/04/05 (5) (6)	166,476	166,464

		2,097,780

MONEY MARKET FUNDS—1.38%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (5) (7)	2,663,609	2,663,609
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5) (7)	10,614,230	10,614,230
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (5) (7)	7,324,924	7,324,924
BlackRock Temp Cash Money Market Fund (5)	276,122	276,122
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	447,379	447,379

		21,326,264

REPURCHASE AGREEMENTS—0.82%
Banc of America Securities LLC
1.90%, 10/01/04 (5) (8)	1,997,707	1,997,707
Bank of America N.A.
1.90%, 10/01/04 (5) (8)	4,661,315	4,661,315
Goldman Sachs & Co.
1.90%, 10/01/04 (5) (8)	4,328,364	4,328,364
Lehman Brothers Inc.
1.90%, 10/01/04 (5) (8)	1,731,346	1,731,346

		12,718,732

TIME DEPOSITS—0.88%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (5)	665,902	665,903
1.33%, 02/10/05 (5)	332,951	332,933
1.39%, 02/02/05 (5)	332,951	332,934
1.39%, 04/08/05 (5)	466,132	466,082
1.40%, 10/25/04 (5)	665,902	665,896
Bank of New York
1.39%, 11/01/04 (5)	665,902	665,897
1.60%, 12/03/04 (5)	166,476	166,461
Bank of Nova Scotia
1.13%, 10/06/04 (5)	665,902	665,903
1.24%, 10/07/04 (5)	499,427	499,426
1.42%, 10/29/04 (5)	499,427	499,430

Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (5)	499,427	499,425
1.38%, 11/22/04 (5)	166,476	166,477
1.40%, 10/29/04 (5)	665,902	665,901
HBOS Treasury Services PLC
1.24%, 04/01/05 (5)	426,177	426,156
National City Bank (Ohio)
1.25%, 01/06/05 (5)	665,902	665,911
Nordea Bank PLC
2.11%, 06/07/05 (5)	665,902	665,812
SunTrust Bank
1.88%, 10/01/04 (5)	2,663,609	2,663,609
Toronto-Dominion Bank
1.22%, 03/23/05 (5)	1,165,329	1,165,232
1.34%, 02/10/05 (5)	266,361	266,346
1.41%, 11/01/04 (5)	499,427	499,422
1.77%, 05/10/05 (5)	332,951	332,931
1.78%, 10/29/04 (5)	332,951	332,952
1.90%, 05/11/05 (5)	332,951	332,931

		13,643,970

U.S. GOVERNMENT AGENCY NOTES—0.16%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (5)	466,132	466,933
1.80%, 01/18/05 (5)	309,645	307,957
1.80%, 01/19/05 (5)	332,951	331,120
2.06%, 05/31/05 (5)	331,972	327,375
Federal National Mortgage Association
2.33%, 07/22/05 (5)	998,853	979,888

		2,413,273

TOTAL SHORT-TERM INVESTMENTS (Cost: $104,084,189)		104,084,189

TOTAL INVESTMENTS IN SECURITIES — 106.65% (Cost: $1,741,344,459)		1,646,522,728
Other Assets, Less Liabilities — (6.65%)		(102,655,364)

NET ASSETS — 100.00%		$1,543,867,364

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Fractional share which rounds to less than 1 share.
(5)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(6)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.92%

ADVERTISING—0.43%
ADVO Inc.	525	16,243
Catalina Marketing Corp.	717	16,548
Getty Images Inc. 1 2	799	44,185
Greenfield Online Inc. 1	159	3,229
Grey Global Group Inc.	15	14,925
Harte-Hanks Inc.	917	22,934
Interpublic Group of Companies Inc. 1	5,303	56,159
Lamar Advertising Co. 1 2	1,275	53,053
Marchex Inc. Class B 1	39	486
Omnicom Group Inc.	3,064	223,856
ValueVision Media Inc. Class A 1 2	248	3,321
Ventiv Health Inc. 1	319	5,407
West Corp. 1 2	303	8,826

		469,172

AEROSPACE & DEFENSE—1.25%
AAR Corp. 1 2	139	1,731
Alliant Techsystems Inc. 1	470	28,435
Armor Holdings Inc. 1	513	21,346
BE Aerospace Inc. 1	766	6,971
Boeing Co. (The)	13,934	719,273
Curtiss-Wright Corp.	104	5,952
DRS Technologies Inc. 1	105	3,931
EDO Corp. 2	275	7,631
Engineered Support Systems Inc. 2	441	20,127
General Dynamics Corp.	589	60,137
HEICO Corp. 2	9	159
Herley Industries Inc. 1	58	1,084
Innovative Solutions & Support Inc. 1	190	4,661
L-3 Communications Holdings Inc.	905	60,635
MTC Technologies Inc. 1	160	4,421
Orbital Sciences Corp. 1 2	1,011	11,546
Rockwell Collins Inc.	3,345	124,233
Teledyne Technologies Inc. 1	558	13,972
Titan Corp. (The) 1	1,541	21,528
United Defense Industries Inc. 1	679	27,153
United Industrial Corp. 2	180	5,920
United Technologies Corp.	2,354	219,817

		1,370,663

AGRICULTURE—0.02%
Delta & Pine Land Co. 2	378	10,111
Maui Land & Pineapple Co. Inc. 1	100	3,165
Standard Commercial Corp.	53	835
Tejon Ranch Co. 1 2	126	4,744
Vector Group Ltd.	444	6,676

		25,531

AIRLINES—0.23%
AirTran Holdings Inc. 1 2	1,568	15,617
America West Holdings Corp. Class B 1 2	48	259

AMR Corp. 1 2	1,397	10,240
ExpressJet Holdings Inc. 1	653	6,537
Frontier Airlines Inc. 1	360	2,765
JetBlue Airways Corp. 1 2	1,763	36,882
Mesa Air Group Inc. 1 2	675	3,442
Pinnacle Airlines Corp. 1	440	4,444
Republic Airways Holdings Inc. 1	66	593
SkyWest Inc.	377	5,674
Southwest Airlines Co.	11,822	161,016

		247,469

APPAREL—0.49%
Carter’s Inc. 1	165	4,569
Cherokee Inc.	46	1,098
Coach Inc. 1	3,538	150,082
Columbia Sportswear Co. 1 2	289	15,750
Deckers Outdoor Corp. 1 2	218	7,412
DHB Industries Inc. 1 2	470	6,674
Guess? Inc. 1	336	5,984
Gymboree Corp. 1 2	413	5,947
K-Swiss Inc. Class A	482	9,278
Nike Inc. Class B	3,100	244,280
OshKosh B’Gosh Inc. Class A 2	63	1,273
Oxford Industries Inc.	228	8,493
Polo Ralph Lauren Corp.	154	5,601
Quiksilver Inc. 1	1,015	25,801
Reebok International Ltd.	111	4,076
Skechers U.S.A. Inc. Class A 1	10	145
Timberland Co. Class A 1	402	22,834
Warnaco Group Inc. (The) 1	518	11,515
Wolverine World Wide Inc.	186	4,687

		535,499

AUTO MANUFACTURERS—0.07%
A.S.V. Inc. 1	172	6,438
Navistar International Corp. 1	666	24,769
Noble International Ltd.	164	2,996
Oshkosh Truck Corp.	573	32,695
Wabash National Corp. 1	314	8,626

		75,524

AUTO PARTS & EQUIPMENT—0.07%
Aftermarket Technology Corp. 1	219	2,755
BorgWarner Inc.	232	10,043
Commercial Vehicle Group Inc. 1	153	2,424
Johnson Controls Inc.	877	49,822
Keystone Automotive Industries Inc. 1	333	7,326
Sports Resorts International Inc. 1	53	194
Strattec Security Corp. 1	34	2,117

		74,681

BANKS—1.59%
ACE Cash Express Inc. 1	200	5,208
Arrow Financial Corp.	168	5,040
Bancorp Bank (The) 1	67	1,363
Bank of New York Co. Inc. (The)	1,989	58,019
Bank of the Ozarks Inc. 2	240	7,135
Boston Private Financial Holdings Inc. 2	83	2,072
Bryn Mawr Bank Corp. 2	45	904
Capital City Bank Group Inc.	9	348
Capital Corporation of the West	10	430
Capital Crossing Bank 1	118	3,002
Capitol Bancorp Ltd.	63	1,848
Cascade Bancorp 2	234	4,540
Cathay General Bancorp	606	22,537

Center Financial Corp.	132	2,511
City Bank	5	175
City Holding Co.	68	2,237
Coastal Financial Corp. 2	287	4,147
CoBiz Inc. 2	190	3,141
Columbia Bancorp	7	204
Commerce Bancorp Inc. 2	1,300	71,760
Community First Bankshares Inc.	301	9,650
CVB Financial Corp.	532	11,821
East West Bancorp Inc.	997	33,489
EuroBancshares Inc. 1	80	1,487
Fifth Third Bancorp	7,719	379,929
First BanCorp (Puerto Rico)	583	28,159
First Busey Corp. Class A	100	1,911
First Financial Bankshares Inc.	7	281
First Marblehead Corp. (The) 1	304	14,106
First Midwest Bancorp Inc. 2	362	12,511
First National Bankshares of Florida 2	244	5,990
FNB Corp. (Pennsylvania)	398	8,808
Fremont General Corp. 2	813	18,821
Frontier Financial Corp. 2	128	4,518
Genworth Financial Inc. Class A	334	7,782
German American Bancorp	12	202
Glacier Bancorp Inc. 2	283	8,252
Gold Bancorp Inc.	358	4,829
Great Southern Bancorp Inc.	141	4,406
Greater Bay Bancorp	139	3,996
Hanmi Financial Corp.	304	9,181
Harleysville National Corp. 2	486	11,912
Independent Bank Corp. (Massachusetts)	173	5,347
Independent Bank Corp. (Michigan) 2	126	3,402
Investors Financial Services Corp. 2	1,250	56,412
K-Fed Bancorp 1	17	251
Macatawa Bank Corp.	5	140
Main Street Banks Inc.	72	2,203
MB Financial Inc. 2	109	4,321
MBT Financial Corp.	35	687
Mellon Financial Corp.	2,497	69,142
Mercantile Bank Corp.	57	1,986
Midwest Banc Holdings Inc.	40	769
Nara Bancorp Inc. 2	421	8,483
NewAlliance Bancshares Inc.	1,629	23,376
North Fork Bancorp Inc. 2	1,046	46,495
Northern Trust Corp.	1,085	44,268
Oak Hill Financial Inc.	9	313
Old Second Bancorp Inc.	306	8,559
Oriental Financial Group Inc. 2	174	4,708
Pacific Capital Bancorp	317	9,377
Park National Corp.	94	11,960
Peapack-Gladstone Financial Corp. 2	138	4,173
PennRock Financial Services Corp.	82	2,276
Placer Sierra Bancshares 1	56	1,176
PrivateBancorp Inc. 2	336	9,059
R&G Financial Corp. Class B	558	21,567
S&T Bancorp Inc.	12	429
Sandy Spring Bancorp Inc. 2	36	1,177
Santander BanCorp	13	325
Seacoast Banking Corp. of Florida	54	1,153
Signature Bank 1	54	1,444
Silicon Valley Bancshares 1	539	20,035
Smithtown Bancorp Inc.	129	3,225
Southern Community Financial Corp.	23	256
Southwest Bancorp of Texas Inc. 2	1,294	26,061
State Bancorp Inc.	8	181
State Street Corp.	3,085	131,760

Sterling Bancorp	85	2,299
Sterling Financial Corp. (Pennsylvania) 2	171	4,590
Suffolk Bancorp 2	184	5,551
SY Bancorp Inc. 2	130	2,934
Synovus Financial Corp.	4,040	105,646
TCF Financial Corp.	2,326	70,455
Texas Capital Bancshares Inc. 1	320	5,808
Texas Regional Bancshares Inc. Class A	421	13,089
TriCo Bancshares	8	167
TrustCo Bank Corp. NY 2	1,385	17,756
U.S. Bancorp	3,136	90,630
UCBH Holdings Inc. 2	891	34,811
United Community Banks Inc. 2	307	7,451
United PanAm Financial Corp. 1 2	135	2,431
Univest Corp. of Pennsylvania	123	5,012
USB Holding Co. Inc.	10	253
Valley National Bancorp 2	133	3,397
Virginia Commerce Bancorp Inc. 1 2	70	1,890
W Holding Co. Inc.	836	15,884
West Bancorporation	384	6,428
West Coast Bancorp	9	187
Westamerica Bancorp	343	18,827
Western Sierra Bancorp 1 2	44	1,465
Wilshire Bancorp Inc. 1	179	5,402
Wintrust Financial Corp. 2	367	21,022

		1,748,543

BEVERAGES—3.40%
Anheuser-Busch Companies Inc.	13,861	692,357
Boston Beer Co. Inc. Class A 1	171	4,309
Brown-Forman Corp. Class B	535	24,503
Coca-Cola Bottling Co. Consolidated	63	3,403
Coca-Cola Co. (The)	35,759	1,432,148
Hansen Natural Corp. 1	164	3,956
National Beverage Corp.	98	792
Peet’s Coffee & Tea Inc. 1 2	276	6,456
Pepsi Bottling Group Inc.	2,561	69,531
PepsiCo Inc.	30,608	1,489,079

		3,726,534

BIOTECHNOLOGY—2.96%
Affymetrix Inc. 1 2	1,189	36,514
Aksys Ltd. 1 2	76	361
Alexion Pharmaceuticals Inc. 1	324	5,832
Amgen Inc. 1	24,598	1,394,215
ARIAD Pharmaceuticals Inc. 1	1,040	6,958
Avant Immunotherapeutics Inc. 1 2	1,554	2,657
Axonyx Inc. 1	1,113	6,288
Barrier Therapeutics Inc. 1	190	2,310
Biogen Idec Inc. 1 2	6,124	374,605
Bio-Rad Laboratories Inc. Class A 1	124	6,336
CancerVax Corp. 1 2	432	3,499
Celgene Corp. 1 2	1,542	89,791
Charles River Laboratories International Inc. 1 2	853	39,067
Chiron Corp. 1	2,060	91,052
Ciphergen Biosystems Inc. 1	524	2,044
Corgentech Inc. 1 2	195	3,329
CuraGen Corp. 1 2	473	2,601
Curis Inc. 1	1,026	4,566
CYTOGEN Corp. 1	185	1,950
Cytokinetics Inc. 1	198	2,633
deCODE genetics Inc. 1 2	877	6,604
Digene Corp. 1 2	299	7,762
Diversa Corp. 1	561	4,684
Encysive Pharmaceuticals Inc. 1	864	7,802

Enzo Biochem Inc. 1 2	402	6,030
Enzon Pharmaceuticals Inc. 1	408	6,508
Exelixis Inc. 1	1,088	8,769
Genaera Corp. 1 2	1,299	5,079
Genencor International Inc. 1	180	2,889
Genentech Inc. 1	8,433	442,058
Genzyme Corp. 1	4,294	233,637
Geron Corp. 1 2	899	5,385
GTx Inc. 1	196	2,285
ICOS Corp. 1 2	529	12,770
Illumina Inc. 1	720	4,255
Immunogen Inc. 1	885	4,469
Immunomedics Inc. 1 2	790	2,054
Incyte Corp. 1 2	745	7,174
Integra LifeSciences Holdings Corp. 1 2	357	11,463
InterMune Inc. 1 2	480	5,659
Invitrogen Corp. 1	471	25,900
Keryx Biopharmaceuticals Inc. 1	435	4,868
Kosan Biosciences Inc. 1	352	2,028
Lexicon Genetics Inc. 1	1,062	6,999
LifeCell Corp. 1	524	5,240
Martek Biosciences Corp. 1 2	475	23,104
Maxim Pharmaceuticals Inc. 1 2	620	1,655
MedImmune Inc. 1	4,690	111,153
Millennium Pharmaceuticals Inc. 1	3,034	41,596
Millipore Corp. 1	961	45,984
Momenta Pharmaceuticals Inc. 1	201	1,654
Myogen Inc. 1	408	3,305
Myriad Genetics Inc. 1 2	464	7,934
Nanogen Inc. 1 2	832	3,187
Nektar Therapeutics 1	1,657	23,993
Neose Technologies Inc. 1 2	220	1,650
Peregrine Pharmaceuticals Inc. 1 2	1,683	2,710
Protein Design Labs Inc. 1	350	6,853
Regeneration Technologies Inc. 1 2	531	4,259
Regeneron Pharmaceuticals Inc. 1 2	650	5,642
Seattle Genetics Inc. 1	139	913
Serologicals Corp. 1	298	6,952
SuperGen Inc. 1 2	799	4,938
Telik Inc. 1	800	17,840
Tercica Inc. 1	55	495
Third Wave Technologies Inc. 1 2	666	4,582
Transkaryotic Therapies Inc. 1	602	10,673
Vertex Pharmaceuticals Inc. 1	806	8,463

		3,248,514

BUILDING MATERIALS—0.19%
Aaon Inc. 1	198	3,445
American Standard Companies Inc. 1	3,555	138,325
Drew Industries Inc. 1	109	3,908
Eagle Materials Inc.	51	3,636
ElkCorp.	364	10,105
Florida Rock Industries Inc.	179	8,769
Lennox International Inc.	163	2,435
NCI Building Systems Inc. 1	245	7,815
Simpson Manufacturing Co. Inc. 2	369	23,321
Trex Co. Inc. 1	173	7,660
Universal Forest Products Inc.	11	376

		209,795

CHEMICALS—0.42%
Aceto Corp. 2	342	4,925
Airgas Inc.	235	5,656
American Vanguard Corp.	124	4,432
Cabot Microelectronics Corp. 1 2	515	18,669

Dow Chemical Co. (The)	1,154	52,138
Ecolab Inc. 2	3,474	109,223
Georgia Gulf Corp.	254	11,326
Hercules Inc. 1	1,077	15,347
IMC Global Inc. 1	2,226	38,710
International Flavors & Fragrances Inc.	1,311	50,080
Kronos Worldwide Inc.	68	2,705
MacDermid Inc.	549	15,899
NL Industries Inc. 2	106	1,941
Olin Corp.	456	9,120
OMNOVA Solutions Inc. 1	499	3,009
Praxair Inc.	1,752	74,880
Quaker Chemical Corp.	61	1,473
Sherwin-Williams Co. (The)	171	7,517
Sigma-Aldrich Corp. 2	315	18,270
Symyx Technologies Inc. 1 2	584	13,753
Westlake Chemical Corp. 1	148	3,300

		462,373

COAL—0.04%
Arch Coal Inc. 2	365	12,954
CONSOL Energy Inc.	1,038	36,216

		49,170

COMMERCIAL SERVICES—1.98%
Aaron Rents Inc.	663	14,427
Administaff Inc. 1 2	366	4,282
Advisory Board Co. (The) 1 2	369	12,398
Albany Molecular Research Inc. 1	122	1,171
Alliance Data Systems Corp. 1	826	33,503
AMN Healthcare Services Inc. 1	296	3,537
Answerthink Inc. 1 2	865	4,628
Apollo Group Inc. Class A 1	2,891	212,113
ARAMARK Corp. Class B	1,897	45,794
Arbitron Inc. 1	558	20,428
Banta Corp.	361	14,350
BearingPoint Inc. 1	344	3,075
Block (H & R) Inc.	3,059	151,176
Bowne & Co. Inc.	255	3,312
Bright Horizons Family Solutions Inc. 1	252	13,681
Career Education Corp. 1	1,884	53,562
CDI Corp.	233	4,776
Cendant Corp.	4,486	96,898
Charles River Associates Inc. 1	176	6,739
ChoicePoint Inc. 1	1,691	72,121
Clark Inc. 1	72	975
Coinstar Inc. 1 2	420	9,786
Consolidated Graphics Inc. 1	127	5,321
Corinthian Colleges Inc. 1	1,752	23,617
Corporate Executive Board Co. (The)	716	43,848
Corrections Corp. of America 1	310	10,962
CorVel Corp. 1	122	3,621
CoStar Group Inc. 1	320	15,741
Cross Country Healthcare Inc. 1 2	104	1,612
DeVry Inc. 1 2	1,176	24,355
DiamondCluster International Inc. Class A 1 2	564	6,881
Education Management Corp. 1	1,429	38,069
Equifax Inc.	1,784	47,026
Euronet Worldwide Inc. 1	423	7,919
Exult Inc. 1	1,177	6,191
First Advantage Corp. Class A 1	25	401
First Health Group Corp. 1	1,236	19,887
Forrester Research Inc. 1	182	2,774
FTI Consulting Inc. 1 2	164	3,100
Gartner Inc. Class A 1 2	1,215	14,203

Gevity HR Inc.	495	7,613
Healthcare Services Group Inc. 2	333	5,981
Heidrick & Struggles International Inc. 1	360	10,375
Hewitt Associates Inc. Class A 1	578	15,294
Hooper Holmes Inc.	141	632
Hudson Highland Group Inc. 1 2	130	3,795
Integrated Electrical Services Inc. 1 2	118	568
Interactive Data Corp. 1	95	1,788
Intersections Inc. 1	177	2,593
iPayment Holdings Inc. 1	173	6,948
Iron Mountain Inc. 1 2	2,050	69,393
ITT Educational Services Inc. 1 2	902	32,517
Jackson Hewitt Tax Service Inc.	244	4,936
Kelly Services Inc. Class A 2	10	267
Kforce Inc. 1	590	4,944
Korn/Ferry International 1 2	587	10,701
Labor Ready Inc. 1 2	771	10,809
Landauer Inc. 2	100	4,693
Laureate Education Inc. 1	529	19,689
Learning Tree International Inc. 1 2	116	1,636
LECG Corp. 1	284	4,802
Magellan Health Services Inc. 1	142	5,192
Manpower Inc.	833	37,060
McGrath RentCorp 2	213	7,785
McKesson Corp.	2,528	64,843
Midas Inc. 1	232	3,758
MoneyGram International Inc.	782	13,357
Monro Muffler Brake Inc. 1	119	2,600
Moody’s Corp.	2,400	175,800
MPS Group Inc. 1	476	4,003
National Processing Inc. 1	156	4,137
Navigant Consulting Inc. 1	819	17,985
Neurogen Corp. 1	639	4,128
PAREXEL International Corp. 1	416	8,154
Paychex Inc.	6,287	189,553
PDI Inc. 1	195	5,263
Pharmaceutical Product Development Inc. 1 2	879	31,644
Pre-Paid Legal Services Inc. 1	153	3,929
PRG-Schultz International Inc. 1	46	264
Princeton Review Inc. (The) 1	300	2,250
ProxyMed Inc. 1	123	1,226
QC Holdings Inc. 1	48	765
Quanta Services Inc. 1	897	5,427
Rent-A-Center Inc. 1	904	23,377
Rent-Way Inc. 1 2	471	3,226
Resources Connection Inc. 1 2	467	17,643
Rewards Network Inc. 1	179	1,194
Robert Half International Inc.	2,808	72,362
Rollins Inc. 2	424	10,299
ServiceMaster Co. (The)	3,144	40,432
SFBC International Inc. 1 2	246	6,472
Sotheby’s Holdings Inc. Class A 1	846	13,299
Source Interlink Companies Inc. 1	356	3,460
StarTek Inc.	186	5,833
Strayer Education Inc.	251	28,868
TeleTech Holdings Inc. 1 2	656	6,193
TNS Inc. 1	133	2,580
Universal Technical Institute Inc. 1	241	7,273
Valassis Communications Inc. 1	532	15,737
Viad Corp.	194	4,604
Watson Wyatt & Co. Holdings	412	10,836
Weight Watchers International Inc. 1 2	792	30,745

		2,171,790

COMPUTERS—5.07%
Advanced Digital Information Corp. 1	565	4,915
Affiliated Computer Services Inc. Class A 1 2	1,635	91,020
Ansoft Corp. 1	68	1,081
Anteon International Corp. 1 2	549	20,121
Apple Computer Inc. 1	3,608	139,810
Blue Coat Systems Inc. 1	169	2,434
Brocade Communications Systems Inc. 1	3,848	21,741
CACI International Inc. Class A 1	541	28,554
Cadence Design Systems Inc. 1 2	2,841	37,047
Carreker Corp. 1	501	3,813
Catapult Communications Corp. 1	49	923
Ceridian Corp. 1	1,763	32,457
CIBER Inc. 1 2	662	4,978
Cognizant Technology Solutions Corp. 1	2,460	75,055
Covansys Corp. 1	494	5,701
Cray Inc. 1	1,456	5,140
CyberGuard Corp. 1	345	2,039
CyberSource Corp. 1 2	660	3,188
Dell Inc. 1	48,070	1,711,292
Digimarc Corp. 1	172	1,555
DigitalNet Holdings Inc. 1	160	4,834
Dot Hill Systems Corp. 1	786	6,304
Drexler Technology Corp. 1 2	171	1,566
DST Systems Inc. 1 2	1,385	61,591
Echelon Corp. 1 2	480	3,782
Electronics For Imaging Inc. 1 2	644	10,459
EMC Corp. 1	36,554	421,833
Equinix Inc. 1	166	5,108
FactSet Research Systems Inc. 2	412	19,858
Gateway Inc. 1	1,263	6,252
Henry (Jack) & Associates Inc.	1,315	24,683
iGATE Corp. 1 2	565	2,079
Intergraph Corp. 1	492	13,368
Internap Network Services Corp. 1	3,855	2,583
International Business Machines Corp.	21,282	1,824,719
InterVoice-Brite Inc. 1	767	8,261
Iomega Corp. 1	432	2,009
Kanbay International Inc. 1	213	4,528
Komag Inc. 1	36	500
Kronos Inc. 1 2	618	27,371
Lexar Media Inc. 1 2	1,489	12,493
Lexmark International Inc. 1	2,464	207,001
Magma Design Automation Inc. 1	468	7,057
Manhattan Associates Inc. 1 2	612	14,945
Maxtor Corp. 1	2,137	11,112
Mentor Graphics Corp. 1 2	1,406	15,417
Mercury Computer Systems Inc. 1 2	417	11,226
Merge Technologies Inc. 1 2	283	4,885
MICROS Systems Inc. 1	306	15,321
Mobility Electronics Inc. 1 2	600	4,944
MTS Systems Corp.	49	1,041
National Instruments Corp.	1,063	32,177
NCR Corp. 1	1,404	69,624
NetScout Systems Inc. 1 2	544	2,900
Network Appliance Inc. 1	5,934	136,482
Overland Storage Inc. 1	128	1,791
PEC Solutions Inc. 1	52	609
Perot Systems Corp. Class A 1	351	5,637
Quantum Corp. 1	1,458	3,368
RadiSys Corp. 1 2	314	4,380
Reynolds & Reynolds Co. (The) Class A	1,082	26,693
SanDisk Corp. 1 2	2,515	73,237
SI International Inc. 1	153	3,352
Silicon Storage Technology Inc. 1 2	1,661	10,581
SimpleTech Inc. 1	432	1,581

SRA International Inc. Class A 1	180	9,281
Storage Technology Corp. 1	468	11,822
Stratasys Inc. 1 2	177	5,585
SunGard Data Systems Inc. 1	4,859	115,498
Sykes Enterprises Inc. 1	131	601
Synaptics Inc. 1	400	8,064
Synopsys Inc. 1	2,914	46,129
Syntel Inc. 2	118	1,951
TALX Corp. 2	38	877
TransAct Technologies Inc. 1	195	5,041
Tumbleweed Communications Corp. 1	1,159	2,932
Tyler Technologies Inc. 1	723	6,391
Ultimate Software Group Inc. 1 2	400	4,912
Unisys Corp. 1	370	3,818
Western Digital Corp. 1	1,166	10,249
Xybernaut Corp. 1 2	3,325	3,724

		5,559,281

COSMETICS & PERSONAL CARE—3.93%
Alberto-Culver Co.	1,127	49,002
Avon Products Inc.	8,963	391,504
Chattem Inc. 1 2	196	6,321
Colgate-Palmolive Co.	8,378	378,518
Del Laboratories Inc. 1	69	2,277
Elizabeth Arden Inc. 1 2	266	5,602
Estee Lauder Companies Inc. Class A	2,037	85,147
Gillette Co. (The)	17,536	731,953
Inter Parfums Inc.	68	928
Kimberly-Clark Corp.	3,997	258,166
Procter & Gamble Co.	44,429	2,404,497

		4,313,915

DISTRIBUTION & WHOLESALE—0.21%
Advanced Marketing Services Inc. 2	51	550
CDW Corp.	1,218	70,681
Central European Distribution Corp. 1 2	281	6,278
Fastenal Co. 2	1,177	67,795
Grainger (W.W.) Inc.	101	5,823
Hughes Supply Inc.	464	13,952
Ingram Micro Inc. Class A 1	369	5,941
LKQ Corp. 1	190	3,471
NuCo2 Inc. 1	179	3,485
ScanSource Inc. 1	258	16,460
SCP Pool Corp. 2	1,057	28,264
United Stationers Inc. 1	73	3,168
WESCO International Inc. 1	386	9,360

		235,228

DIVERSIFIED FINANCIAL SERVICES—4.16%
Accredited Home Lenders Holding Co. 1 2	221	8,513
Affiliated Managers Group Inc. 1 2	440	23,558
American Express Co.	21,347	1,098,517
Ameritrade Holding Corp. 1	4,600	55,246
Archipelago Holdings Inc. 1	24	355
Asset Acceptance Capital Corp. 1	217	3,682
Asta Funding Inc.	206	3,335
BKF Capital Group Inc.	109	3,194
BlackRock Inc. 2	334	24,546
Capital One Financial Corp.	3,276	242,096
Capital Southwest Corp.	47	3,572
CapitalSource Inc. 1	1,179	26,339
Chicago Mercantile Exchange Holdings Inc. 2	619	99,845
Circle Group Holdings Inc. 1	601	1,088
Cohen & Steers Inc.	130	2,007
Collegiate Funding Services LLC 1	77	967

Doral Financial Corp.	1,638	67,928
E*TRADE Financial Corp. 1	3,873	44,230
Eaton Vance Corp.	1,265	51,093
Education Lending Group Inc. 1 2	300	4,434
Encore Capital Group Inc. 1	311	5,862
eSpeed Inc. 1	422	4,148
Federal Agricultural Mortgage Corp. 1	4	89
Federal Home Loan Mortgage Corp.	1,043	68,045
Federal National Mortgage Association	18,340	1,162,756
Federated Investors Inc. Class B	1,420	40,385
First Cash Inc. 1	247	4,947
Franklin Resources Inc.	339	18,903
Friedman, Billings, Ramsey Group Inc. Class A 2	1,496	28,574
Gabelli Asset Management Inc. Class A 2	58	2,485
Goldman Sachs Group Inc. (The)	384	35,804
Greenhill & Co. Inc.	110	2,596
Greg Manning Auctions Inc. 1 2	166	1,858
Harris & Harris Group Inc. 1	324	3,350
IndyMac Bancorp Inc.	462	16,724
Instinet Group Inc. 1	258	1,298
Legg Mason Inc.	1,880	100,121
Marlin Business Services Corp. 1	168	3,152
MBNA Corp.	15,821	398,689
Morgan Stanley	2,638	130,053
National Financial Partners Corp. 2	603	21,575
Nelnet Inc. Class A 1	220	4,924
New Century Financial Corp. 2	415	24,991
Nuveen Investments Inc. Class A	214	6,334
Piper Jaffray Companies Inc. 1	59	2,336
Portfolio Recovery Associates Inc. 1 2	243	7,142
Providian Financial Corp. 1	1,579	24,538
Schwab (Charles) Corp. (The)	16,804	154,429
SLM Corp.	8,336	371,786
T. Rowe Price Group Inc.	2,049	104,376
Waddell & Reed Financial Inc. Class A	1,624	35,728
Westcorp Inc.	138	5,868
WFS Financial Inc.	68	3,165
World Acceptance Corp. 1	354	8,230

		4,569,806

ELECTRIC—0.12%
AES Corp. (The) 1	12,022	120,100
Allegheny Energy Inc. 1 2	377	6,017
Duquesne Light Holdings Inc.	182	3,269
MGE Energy Inc.	44	1,400

		130,786

ELECTRICAL COMPONENTS & EQUIPMENT—0.31%
Advanced Energy Industries Inc. 1	482	4,478
American Power Conversion Corp.	1,730	30,085
AMETEK Inc.	875	26,530
Artesyn Technologies Inc. 1 2	518	5,170
Belden CDT Inc.	132	2,878
Capstone Turbine Corp. 1	1,706	2,610
Cherokee International Corp. 1	235	1,972
Color Kinetics Inc. 1	78	998
Emerson Electric Co.	1,621	100,324
Encore Wire Corp. 1	366	4,846
Energizer Holdings Inc. 1	654	30,149
Energy Conversion Devices Inc. 1 2	297	3,938
EnerSys 1	157	2,017
General Cable Corp. 1	104	1,107
GrafTech International Ltd. 1	215	2,999
Intermagnetics General Corp. 1 2	451	10,441
Littelfuse Inc. 1	373	12,880

Medis Technologies Ltd. 1 2	228	2,563
Molex Inc.	2,124	63,338
Power-One Inc. 1	654	4,238
Rayovac Corp. 1	581	15,309
Universal Display Corp. 1 2	306	2,577
Valence Technology Inc. 1 2	684	2,353
Vicor Corp.	427	4,317
Wilson Greatbatch Technologies Inc. 1	360	6,440

		344,557

ELECTRONICS—1.16%
ADE Corp. 1 2	234	3,986
Agilent Technologies Inc. 1	8,314	179,333
American Superconductor Corp. 1	408	5,067
Amphenol Corp. Class A 1	1,257	43,065
Analogic Corp. 2	166	6,921
AVX Corp.	373	4,420
Bei Technologies Inc.	231	6,329
Bel Fuse Inc. Class B	185	6,120
Benchmark Electronics Inc. 1	439	13,082
Brady Corp. Class A 2	173	8,437
Coherent Inc. 1	223	5,785
CTS Corp. 2	282	3,553
Cymer Inc. 1	667	19,116
Daktronics Inc. 1 2	248	6,064
DDi Corp. 1	386	1,957
Dionex Corp. 1	352	19,254
Excel Technology Inc. 1 2	260	6,713
FEI Co. 1	349	6,896
Fisher Scientific International Inc. 1	2,009	117,185
FLIR Systems Inc. 1 2	640	37,440
FSI International Inc. 1	671	2,805
Gentex Corp. 2	1,444	50,728
Identix Inc. 1	1,847	12,301
II-VI Inc. 1	249	8,717
Intevac Inc. 1	441	2,769
InVision Technologies Inc. 1 2	345	15,522
Itron Inc. 1 2	353	6,160
Jabil Circuit Inc. 1	3,059	70,357
Keithley Instruments Inc.	289	5,043
Maxwell Technologies Inc. 1	286	2,949
Measurements Specialties Inc. 1	201	4,995
Merix Corp. 1	254	2,631
Metrologic Instruments Inc. 1 2	154	2,441
Mettler Toledo International Inc. 1	489	23,091
MIPS Technologies Inc. Class A 1	854	4,868
Molecular Devices Corp. 1	244	5,751
Multi-Fineline Electronix Inc. 1	156	1,462
OSI Systems Inc. 1 2	122	1,964
Paradyne Networks Inc. 1 2	957	4,402
Paxar Corp. 1	175	3,969
PerkinElmer Inc.	1,200	20,664
Photon Dynamics Inc. 1	311	6,313
Planar Systems Inc. 1 2	114	1,278
Plexus Corp. 1 2	404	4,460
PLX Technology Inc. 1	343	2,473
RAE Systems Inc. 1	858	4,788
Rogers Corp. 1	302	12,832
Sanmina-SCI Corp. 1	5,160	36,378
SBS Technologies Inc. 1	222	2,708
Solectron Corp. 1	17,760	87,912
Sonic Solutions Inc. 1 2	351	5,728
Spatialight Inc. 1 2	654	3,859
Suntron Corp. 1	24	119
Symbol Technologies Inc.	4,390	55,490

Sypris Solutions Inc.	7	96
Taser International Inc. 1 2	423	15,884
Technitrol Inc. 1	171	3,334
Tektronix Inc.	1,354	45,020
Thermo Electron Corp. 1	1,740	47,015
Trimble Navigation Ltd. 1	993	31,379
TTM Technologies Inc. 1 2	679	6,036
Ultralife Batteries Inc. 1	288	2,929
Varian Inc. 1	685	25,941
Viisage Technology Inc. 1	565	3,249
Vishay Intertechnology Inc. 1	471	6,076
Waters Corp. 1	2,286	100,813
Woodhead Industries Inc.	7	97
X-Rite Inc.	312	4,546
Zygo Corp. 1	249	2,522

		1,273,587

ENERGY - ALTERNATE SOURCES—0.03%
FuelCell Energy Inc. 1 2	746	7,646
Headwaters Inc. 1 2	652	20,121
KFx Inc. 1 2	574	4,426
Plug Power Inc. 1 2	789	5,057

		37,250

ENERGY & RELATED—0.01%
Edge Petroleum Corp. 1	274	4,376
Syntroleum Corp. 1	468	3,285

		7,661

ENGINEERING & CONSTRUCTION—0.08%
Dycom Industries Inc. 1	668	18,965
Fluor Corp.	594	26,445
Infrasource Services Inc. 1	27	283
Insituform Technologies Inc. Class A 1	240	4,481
Jacobs Engineering Group Inc. 1	834	31,934
Perini Corp. 1	45	642

		82,750

ENTERTAINMENT—0.42%
Alliance Gaming Corp. 1	907	13,659
Argosy Gaming Co. 1	301	11,799
Dover Downs Gaming & Entertainment Inc. 2	114	1,173
Empire Resorts Inc. 1 2	169	1,267
GTECH Holdings Corp.	2,210	55,957
International Game Technology Inc.	6,588	236,839
International Speedway Corp. Class A 2	600	29,940
Isle of Capri Casinos Inc. 1	60	1,162
Macrovision Corp. 1	958	23,069
Metro-Goldwyn-Mayer Inc.	400	4,628
Nevada Gold & Casinos Inc. 1	144	1,731
Penn National Gaming Inc. 1	591	23,876
Regal Entertainment Group Class A 2	169	3,228
Scientific Games Corp. Class A 1	1,455	27,790
Shuffle Master Inc. 1 2	439	16,445
Speedway Motorsports Inc.	178	5,933

		458,496

ENVIRONMENTAL CONTROL—0.34%
Allied Waste Industries Inc. 1	2,255	19,957
Casella Waste Systems Inc. Class A 1 2	444	5,257
Darling International Inc. 1	1,494	6,439
Duratek Inc. 1 2	275	4,892
IMCO Recycling Inc. 1	219	2,497
Layne Christensen Co. 1 2	166	2,502
Mine Safety Appliances Co.	372	15,148

Stericycle Inc. 1	837	38,418
Tetra Tech Inc. 1	912	11,555
TRC Companies Inc. 1	50	938
Waste Connections Inc. 1 2	801	25,376
Waste Management Inc.	8,700	237,858

		370,837

FOOD—1.21%
Arden Group Inc. Class A	5	425
Cal-Maine Foods Inc. 2	235	2,578
Campbell Soup Co.	2,143	56,339
Heinz (H.J.) Co.	3,406	122,684
Hershey Foods Corp.	2,544	118,830
Kellogg Co.	2,640	112,622
Lance Inc.	56	904
McCormick & Co. Inc. NVS	1,957	67,203
MGP Ingredients Inc. 2	204	2,024
Performance Food Group Co. 1	491	11,637
Provide Commerce Inc. 1	136	2,841
Sanderson Farms Inc.	83	2,776
Sara Lee Corp.	7,268	166,146
Sysco Corp.	12,100	362,032
United Natural Foods Inc. 1	722	19,205
Whole Foods Market Inc. 2	1,163	99,774
Wild Oats Markets Inc. 1 2	663	5,728
Wrigley (William Jr.) Co.	2,794	176,888

		1,330,636

FOREST PRODUCTS & PAPER—0.00%
Deltic Timber Corp.	65	2,586
Wausau-Mosinee Paper Corp. 2	84	1,399

		3,985

HAND & MACHINE TOOLS—0.14%
Baldor Electric Co.	676	15,994
Black & Decker Corp.	1,326	102,685
Franklin Electric Co. Inc. 2	295	11,682
Lincoln Electric Holdings Inc.	606	19,004
Regal-Beloit Corp.	115	2,782

		152,147

HEALTH CARE—0.06%
Abaxis Inc. 1	284	3,695
ABIOMED Inc. 1	377	3,336
America Service Group Inc. 1	160	6,566
Cyberoptics Corp. 1	184	2,841
Endocardial Solutions Inc. 1	501	5,797
FARO Technologies Inc. 1	228	4,638
Flanders Corp. 1 2	291	2,500
Genelabs Technologies Inc. 1	2,004	5,230
I-Flow Corp. 1	414	5,995
LCA-Vision Inc.	192	4,952
Microtek Medical Holdings Inc. 1 2	386	1,220
Microvision Inc. 1 2	488	2,889
Palomar Medical Technologies Inc. 1	300	6,576
Psychiatric Solutions Inc. 1	202	5,121
Sonic Innovations Inc. 1 2	551	2,513
ThermoGenesis Corp. 1	489	2,347
Urologix Inc. 1	346	2,187

		68,403

HEALTH CARE-PRODUCTS—7.61%
Advanced Medical Optics Inc. 1 2	678	26,828
Advanced Neuromodulation Systems Inc. 1 2	373	11,321
Align Technology Inc. 1 2	1,056	16,136

American Medical Systems Holdings Inc. 1	519	18,824
Animas Corp. 1	126	2,029
Arrow International Inc.	325	9,717
ArthroCare Corp. 1 2	446	13,063
Aspect Medical Systems Inc. 1	243	4,396
Bard (C.R.) Inc.	1,969	111,504
Bausch & Lomb Inc. 2	616	40,933
Baxter International Inc.	10,515	338,162
Beckman Coulter Inc.	1,153	64,706
Becton, Dickinson & Co.	4,804	248,367
BioLase Technology Inc. 2	446	3,639
Biomet Inc.	4,853	227,509
Biosite Inc. 1 2	275	13,464
Bioveris Corp. 1	373	2,316
Boston Scientific Corp. 1	12,527	497,698
Bruker BioSciences Corp. 1	350	1,211
Candela Corp. 1 2	444	5,124
Cardiac Science Inc. 1	959	1,841
CardioDynamics International Corp. 1	651	2,995
Cepheid Inc. 1	640	5,517
Closure Medical Corp. 1	115	1,638
Conceptus Inc. 1 2	588	5,451
Cooper Companies Inc. 2	598	40,993
CTI Molecular Imaging Inc. 1 2	527	4,253
Cyberonics Inc. 1 2	348	7,120
Cytyc Corp. 1 2	2,056	49,652
Dade Behring Holdings Inc. 1	674	37,554
DENTSPLY International Inc.	1,555	80,767
Diagnostic Products Corp.	460	18,800
DJ Orthopedics Inc. 1	361	6,372
Edwards Lifesciences Corp. 1 2	1,150	38,525
Encore Medical Corp. 1	757	3,770
EPIX Pharmaceuticals Inc. 1	486	9,385
Exactech Inc. 1	63	1,288
E-Z-Em Inc.	18	323
Gen-Probe Inc. 1	898	35,803
Guidant Corp.	5,955	393,268
Haemonetics Corp. 1	266	8,735
Henry Schein Inc. 1	734	45,736
Hillenbrand Industries Inc.	223	11,268
Hologic Inc. 1	163	3,141
ICU Medical Inc. 1 2	188	4,896
IDEXX Laboratories Inc. 1	678	34,402
Immucor Inc. 1	625	15,469
Immunicon Corp. 1	197	1,970
INAMED Corp. 1	658	31,367
Intuitive Surgical Inc. 1	507	12,548
Inverness Medical Innovations Inc. 1 2	96	1,997
IVAX Diagnostics Inc. 1 2	254	1,389
Johnson & Johnson	56,278	3,170,140
Kensey Nash Corp. 1	218	5,709
Kyphon Inc. 1 2	485	12,018
Laserscope 1 2	357	7,236
Lifeline Systems Inc. 1	258	6,300
Luminex Corp. 1 2	622	4,435
Medical Action Industries Inc. 1 2	221	3,675
Medtronic Inc.	23,007	1,194,063
Mentor Corp.	736	24,788
Merit Medical Systems Inc. 1	405	6,120
Micro Therapeutics Inc. 1	378	1,606
NuVasive Inc. 1	228	2,408
Oakley Inc.	305	3,629
Ocular Sciences Inc. 1	259	12,424
OraSure Technologies Inc. 1	787	4,958
Orthologic Corp. 1	522	3,675

Orthovita Inc. 1	1,018	4,556
Palatin Technologies Inc. 1	1,131	3,291
Patterson Companies Inc. 1 2	1,150	88,044
PolyMedica Corp.	539	16,601
Possis Medical Inc. 1 2	335	5,246
PSS World Medical Inc. 1	1,182	11,867
Quidel Corp. 1	385	1,744
ResMed Inc. 1	667	31,756
Respironics Inc. 1	654	34,950
SonoSite Inc. 1 2	250	6,512
St. Jude Medical Inc. 1	3,363	253,133
Stereotaxis Inc. 1	174	1,695
Steris Corp. 1	1,091	23,937
Stryker Corp.	5,434	261,267
SurModics Inc. 1 2	247	5,866
Sybron Dental Specialties Inc. 1	469	13,925
TECHNE Corp. 1	641	24,473
Thoratec Corp. 1 2	488	4,695
TriPath Imaging Inc. 1 2	584	4,777
Varian Medical Systems Inc. 1	2,628	90,850
Ventana Medical Systems Inc. 1	242	12,206
VISX Inc. 1	949	19,549
West Pharmaceutical Services Inc.	268	5,588
Wright Medical Group Inc. 1	475	11,932
Young Innovations Inc.	68	2,244
Zila Inc. 1 2	1,094	4,507
Zimmer Holdings Inc. 1	4,617	364,928
Zoll Medical Corp. 1	76	2,538

		8,351,041

HEALTH CARE-SERVICES—2.33%
Aetna Inc.	900	89,937
Amedisys Inc. 1	183	5,481
American Healthways Inc. 1 2	566	16,476
American Medical Security Group Inc. 1	7	224
AMERIGROUP Corp. 1 2	379	21,319
AmSurg Corp. 1 2	622	13,174
Anthem Inc. 1 2	1,008	87,948
Apria Healthcare Group Inc. 1 2	938	25,560
Beverly Enterprises Inc. 1 2	1,998	15,125
Centene Corp. 1 2	417	17,756
Community Health Systems Inc. 1	530	14,140
Covance Inc. 1	1,196	47,804
Coventry Health Care Inc. 1	1,667	88,968
DaVita Inc. 1	1,929	60,088
Gentiva Health Services Inc. 1	502	8,218
HCA Inc. 2	3,515	134,097
Health Management Associates Inc. Class A 2	4,136	84,498
Inveresk Research Group Inc. 1	525	19,367
LabOne Inc. 1	340	9,938
Laboratory Corp. of America Holdings 1	2,523	110,306
LifePoint Hospitals Inc. 1	698	20,947
Lincare Holdings Inc. 1 2	1,841	54,696
Manor Care Inc.	1,330	39,847
Matria Healthcare Inc. 1	194	5,492
Molina Healthcare Inc. 1	145	5,147
National Healthcare Corp.	61	1,738
Odyssey Healthcare Inc. 1 2	661	11,733
Option Care Inc.	234	3,620
PacifiCare Health Systems Inc. 1 2	346	12,698
Pediatrix Medical Group Inc. 1	440	24,134
Province Healthcare Co. 1	56	1,172
Quest Diagnostics Inc.	1,541	135,947
Radiation Therapy Services Inc. 1	118	1,338
RehabCare Group Inc. 1	46	1,059

Renal Care Group Inc. 1 2	1,239	39,933
Select Medical Corp.	1,670	22,428
Sierra Health Services Inc. 1 2	413	19,795
Specialty Laboratories Inc. 1	60	630
Sunrise Senior Living Inc. 1	8	281
Symbion Inc. 1	224	3,608
Triad Hospitals Inc. 1 2	489	16,841
United Surgical Partners International Inc. 1 2	503	17,278
UnitedHealth Group Inc.	12,690	935,761
Universal Health Services Inc. Class B	499	21,706
VistaCare Inc. Class A 1 2	114	1,745
Wellcare Health Plans Inc. 1	245	4,643
WellChoice Inc. 1	164	6,122
WellPoint Health Networks Inc. 1	2,640	277,438

		2,558,201

HOLDING COMPANIES - DIVERSIFIED—0.01%
Resource America Inc. Class A	182	4,293
Terremark Worldwide Inc. 1	5,678	3,634

		7,927

HOME BUILDERS—0.42%
Brookfield Homes Corp.	244	6,429
Centex Corp.	1,114	56,212
Champion Enterprises Inc. 1 2	1,457	14,993
D.R. Horton Inc.	2,390	79,133
Fleetwood Enterprises Inc. 1 2	946	14,360
Hovnanian Enterprises Inc. Class A 1 2	457	18,326
KB Home	52	4,393
Lennar Corp. Class A	1,030	49,028
Levitt Corp. Class A	243	5,701
M.D.C. Holdings Inc.	235	17,178
Meritage Homes Corp. 1	165	12,969
Monaco Coach Corp.	459	9,937
NVR Inc. 1	105	57,855
Orleans Homebuilders Inc. 1	24	540
Palm Harbor Homes Inc. 1 2	41	691
Pulte Homes Inc.	816	50,078
Ryland Group Inc.	70	6,486
Standard-Pacific Corp.	60	3,382
Technical Olympic USA Inc. 2	12	339
Thor Industries Inc. 2	648	17,153
Toll Brothers Inc. 1	379	17,559
William Lyon Homes Inc. 1	67	5,956
Winnebago Industries Inc.	472	16,350

		465,048

HOME FURNISHINGS— 0.20%
American Woodmark Corp.	84	3,110
Digital Theater Systems Inc. 1	281	5,128
Ethan Allen Interiors Inc.	246	8,548
Furniture Brands International Inc.	180	4,514
Harman International Industries Inc.	1,106	119,171
Hooker Furniture Corp.	66	1,824
Leggett & Platt Inc.	1,334	37,485
Maytag Corp.	851	15,633
Stanley Furniture Co. Inc.	111	4,884
Tempur-Pedic International Inc. 1	402	6,026
TiVo Inc. 1 2	702	4,647
Universal Electronics Inc. 1	337	5,655

		216,625

HOUSEHOLD PRODUCTS & WARES—0.53%
Avery Dennison Corp.	2,088	137,349
Blyth Inc.	161	4,975

Church & Dwight Co. Inc. 2	1,138	31,932
Clorox Co.	1,997	106,440
Fortune Brands Inc.	2,602	192,782
Fossil Inc. 1	754	23,329
Harland (John H.) Co. 2	485	15,205
Jarden Corp. 1	499	18,209
Lifetime Hoan Corp. 2	189	2,807
Playtex Products Inc. 1	539	3,396
Scotts Co. (The) Class A 1	109	6,992
Standard Register Co. (The) 2	42	441
Tupperware Corp.	706	11,988
WD-40 Co. 2	177	5,062
Yankee Candle Co. Inc. (The) 1	908	26,296

		587,203

HOUSEWARES—0.04%
Libbey Inc.	7	131
Newell Rubbermaid Inc.	413	8,277
Toro Co. 2	443	30,257

		38,665

INSURANCE—2.92%
Affirmative Insurance Holdings Inc. 1	63	994
AFLAC Inc.	8,711	341,558
Ambac Financial Group Inc.	478	38,216
American Equity Investment Life Holding Co.	167	1,585
American International Group Inc.	29,150	1,981,908
Berkley (W.R.) Corp.	101	4,258
Bristol West Holdings Inc.	288	4,936
Brown & Brown Inc. 2	1,061	48,488
Danielson Holding Corp. 1	848	5,164
Direct General Corp.	265	7,664
First Acceptance Corp. 1	546	3,904
Gallagher (Arthur J.) & Co. 2	1,612	53,406
HCC Insurance Holdings Inc.	344	10,372
Hilb, Rogal & Hobbs Co. 2	466	16,879
Independence Holding Co. 2	18	318
Infinity Property & Casualty Corp.	69	2,038
Markel Corp. 1	74	22,822
Marsh & McLennan Companies Inc.	9,910	453,482
Philadelphia Consolidated Holding Corp. 1	41	2,260
Progressive Corp. (The)	656	55,596
Prudential Financial Inc.	1,667	78,416
Radian Group Inc.	601	27,784
RLI Corp.	82	3,079
Selective Insurance Group Inc.	48	1,786
State Auto Financial Corp. 2	168	4,864
Transatlantic Holdings Inc.	65	3,533
U.S.I. Holdings Corp. 1 2	526	7,180
Unitrin Inc.	353	14,674
Vesta Insurance Group	702	3,152
Zenith National Insurance Corp.	175	7,404

		3,207,720

INTERNET—2.87%
@Road Inc. 1	596	2,514
1-800 CONTACTS INC. 1	115	1,749
1-800-FLOWERS.COM Inc. 1 2	482	4,001
24/7 Real Media Inc. 1	637	2,440
Agile Software Corp. 1	486	3,854
Akamai Technologies Inc. 1 2	1,930	27,116
Amazon.com Inc. 1	5,635	230,246
aQuantive Inc. 1	848	8,183
Ariba Inc. 1	300	2,802
AsiaInfo Holdings Inc. 1	284	1,386

Ask Jeeves Inc. 1 2	1,096	35,850
autobytel.com Inc. 1	709	6,360
Avocent Corp. 1	840	21,865
Blue Nile Inc. 1 2	74	2,492
CheckFree Corp. 1 2	966	26,729
CMGI Inc. 1	7,801	9,439
CNET Networks Inc. 1 2	2,411	22,061
Digital Insight Corp. 1	729	9,936
Digital River Inc. 1 2	645	19,208
Digitas Inc. 1	1,013	7,830
DoubleClick Inc. 1	1,886	11,146
Drugstore.com Inc. 1 2	787	2,692
E.piphany Inc. 1	164	661
EarthLink Inc. 1	2,377	24,483
eBay Inc. 1	9,818	902,667
eCollege.com Inc. 1 2	298	2,876
Entrust Inc. 1	1,123	2,841
eResearch Technology Inc. 1	891	11,877
F5 Networks Inc. 1 2	608	18,520
FindWhat.com 1 2	421	7,885
Google Inc. Class A 1	300	38,880
GSI Commerce Inc. 1	425	3,744
Harris Interactive Inc. 1	969	6,386
IAC/InterActiveCorp 1	3,111	68,504
InfoSpace Inc. 1 2	578	27,391
INTAC International Inc. 1 2	239	1,919
Internet Security Systems Inc. 1	201	3,417
Ipass Inc. 1	732	4,385
j2 Global Communications Inc. 1 2	362	11,436
Keynote Systems Inc. 1	246	3,483
Kintera Inc. 1	219	2,067
Lionbridge Technologies Inc. 1 2	1,042	8,951
LookSmart Ltd. 1 2	1,385	2,036
Macromedia Inc. 1	1,365	27,409
MarketWatch.com Inc. 1	190	2,373
MatrixOne Inc. 1	1,090	5,515
McAfee Inc. 1	2,481	49,868
Monster Worldwide Inc. 1 2	1,851	45,609
Motive Inc. 1	157	1,763
Neoforma Inc. 1 2	61	568
Net2Phone Inc. 1 2	533	1,716
Netegrity Inc. 1	721	5,415
NetFlix Inc. 1 2	637	9,823
NetRatings Inc. 1 2	181	3,227
NIC Inc. 1	539	2,889
Openwave Systems Inc. 1	1,241	10,946
Opsware Inc. 1 2	1,125	6,311
Overstock.com Inc. 1 2	237	8,705
PC-Tel Inc. 1	203	1,677
Phase Forward Inc. 1	148	1,222
Portal Software Inc. 1	471	1,286
Priceline.com Inc. 1 2	261	5,786
ProQuest Co. 1 2	492	12,644
RealNetworks Inc. 1	2,239	10,434
RightNow Technologies Inc. 1	187	2,343
RSA Security Inc. 1	1,235	23,835
S1 Corp. 1	1,223	9,760
Safeguard Scientifics Inc. 1	1,448	2,708
Sapient Corp. 1	1,313	10,018
Secure Computing Corp. 1	589	4,471
SeeBeyond Technology Corp. 1	1,254	3,862
Sohu.com Inc. 1 2	478	7,949
SonicWALL Inc. 1	756	5,111
Stamps.com Inc.	425	5,652
Stellent Inc. 1	302	2,328

SupportSoft Inc. 1	609	5,932
Symantec Corp. 1	5,900	323,792
TIBCO Software Inc. 1 2	3,023	25,726
Travelzoo Inc. 1 2	59	3,068
TriZetto Group Inc. (The) 1	427	2,489
United Online Inc. 1	1,054	10,139
ValueClick Inc. 1	1,414	13,348
VeriSign Inc. 1	3,214	63,894
Verity Inc. 1	43	554
Verso Technologies Inc. 1 2	2,003	1,903
Vignette Corp. 1	2,239	2,978
WatchGuard Technologies Inc. 1	250	1,170
WebEx Communications Inc. 1 2	550	12,001
WebMD Corp. 1 2	3,648	25,390
webMethods Inc. 1	613	3,261
Websense Inc. 1 2	439	18,293
Yahoo! Inc. 1	21,624	733,270

		3,154,739

INVESTMENT COMPANIES—0.02%
American Capital Strategies Ltd.	540	16,924
Gladstone Capital Corp. 2	8	182

		17,106

IRON & STEEL—0.15%
AK Steel Holding Corp. 1	1,072	8,748
Allegheny Technologies Inc.	1,812	33,069
Cleveland-Cliffs Inc. 1 2	101	8,168
Gibraltar Steel Corp. 2	73	2,640
International Steel Group Inc. 1	12	404
Nucor Corp.	729	66,609
Reliance Steel & Aluminum Co.	370	14,689
Ryerson Tull Inc.	164	2,816
Schnitzer Steel Industries Inc. Class A 2	58	1,876
Steel Dynamics Inc. 2	602	23,249
Wheeling-Pittsburgh Corp. 1	80	2,505

		164,773

LEISURE TIME—0.43%
Ambassadors Group Inc.	113	3,051
Arctic Cat Inc.	41	1,064
Brunswick Corp.	1,020	46,675
Escalade Inc.	200	2,778
Harley-Davidson Inc.	5,582	331,794
K2 Inc. 1	145	2,075
Life Time Fitness Inc. 1	196	5,029
Marine Products Corp.	180	3,240
Multimedia Games Inc. 1 2	495	7,673
Orbitz Inc. Class A 1	262	7,126
Pegasus Solutions Inc. 1	97	1,156
Polaris Industries Inc. 2	824	45,996
WMS Industries Inc. 1 2	345	8,863

		466,520

LODGING—0.58%
Ameristar Casinos Inc.	178	5,385
Boyd Gaming Corp.	866	24,378
Choice Hotels International Inc.	349	20,099
Harrah’s Entertainment Inc.	1,188	62,940
Hilton Hotels Corp.	6,182	116,469
Mandalay Resort Group	1,268	87,048
Marriott International Inc. Class A	3,206	166,584
MGM Mirage 1 2	231	11,469
MTR Gaming Group Inc. 1	367	3,420
Starwood Hotels & Resorts Worldwide Inc.	1,389	64,477

Station Casinos Inc.	832	40,801
Wynn Resorts Ltd. 1 2	600	31,014

		634,084

MACHINERY—0.82%
Astec Industries Inc. 1	134	2,562
Briggs & Stratton Corp.	314	25,497
Bucyrus International Inc. Class A 1	73	2,453
Caterpillar Inc.	4,964	399,354
Cognex Corp. 2	791	20,724
Deere & Co.	1,985	128,132
Global Power Equipment Group Inc. 1	247	1,830
Graco Inc.	1,363	45,661
IDEX Corp. 2	529	17,965
JLG Industries Inc.	353	5,930
Joy Global Inc.	528	18,153
Kadant Inc. 1	65	1,193
Lindsay Manufacturing Co. 2	185	4,964
Manitowoc Co. Inc. (The)	475	16,844
Middleby Corp. (The)	96	5,054
Nordson Corp.	533	18,298
Presstek Inc. 1 2	375	3,626
Rockwell Automation Inc.	2,277	88,120
Sauer-Danfoss Inc.	58	991
Tennant Co.	7	284
Terex Corp. 1	214	9,288
Unova Inc. 1	133	1,869
Wabtec Corp.	822	15,363
Zebra Technologies Corp. Class A 1 2	1,095	66,806

		900,961

MANUFACTURING—2.81%
3M Co.	14,845	1,187,155
Actuant Corp. Class A 1	422	17,391
Acuity Brands Inc.	771	18,327
Applied Films Corp. 1 2	94	1,693
Blount International Inc. 1	71	930
Brink’s Co. (The) 2	984	29,687
Ceradyne Inc. 1 2	172	7,553
CLARCOR Inc.	506	24,121
CUNO Inc. 1	346	19,982
Danaher Corp.	4,491	230,298
Donaldson Co. Inc. 2	1,506	42,755
Dover Corp.	3,097	120,380
ESCO Technologies Inc. 1	117	7,928
General Electric Co.	23,221	779,761
Griffon Corp. 1	69	1,456
Harsco Corp.	243	10,911
Hexcel Corp. 1	358	4,948
Illinois Tool Works Inc.	4,755	443,023
ITT Industries Inc.	656	52,473
Jacuzzi Brands Inc. 1	256	2,381
Lancaster Colony Corp.	83	3,500
Matthews International Corp. Class A	650	22,022
Pall Corp.	231	5,655
Quixote Corp. 2	121	2,333
Raven Industries Inc.	179	7,957
Roper Industries Inc.	590	33,901
SPX Corp.	103	3,646
Sturm Ruger & Co. Inc.	311	2,802

		3,084,969

MEDIA—2.55%
4Kids Entertainment Inc. 1 2	7	141
Beasley Broadcast Group Inc. Class A 1	120	1,884

Belo (A.H.) Corp.	1,078	24,298
Cablevision Systems Corp. 1 2	2,775	56,277
Citadel Broadcasting Corp. 1	417	5,346
Clear Channel Communications Inc.	4,454	138,831
Courier Corp.	63	2,626
Cox Communications Inc. Class A 1	2,579	85,442
Cox Radio Inc. Class A 1 2	347	5,177
Crown Media Holdings Inc. 1 2	281	2,346
Cumulus Media Inc. Class A 1	465	6,691
Dex Media Inc. 1	387	8,193
DIRECTV Group Inc. (The) 1	10,789	189,779
Dow Jones & Co. Inc.	1,089	44,224
EchoStar Communications Corp. 1	4,274	133,007
Emmis Communications Corp. 1 2	378	6,827
Entercom Communications Corp. 1	408	13,325
Entravision Communications Corp. 1	483	3,676
Fisher Communications Inc. 1 2	70	3,360
Fox Entertainment Group Inc. Class A 1	917	25,438
Gemstar-TV Guide International Inc. 1	1,581	8,933
Hollinger International Inc.	727	12,570
Information Holdings Inc. 1	233	6,345
Insight Communications Co. Inc. 1	556	4,893
Journal Communications Inc. Class A	226	3,964
Journal Register Co. 1	411	7,768
Knight Ridder Inc.	273	17,868
Liberty Media Corp. Class A	24,491	213,562
Liberty Media International Inc. Class A 1	1,616	53,913
LodgeNet Entertainment Corp. 1	389	5,135
Martha Stewart Living Omnimedia Inc. Class A 1 2	182	2,857
McGraw-Hill Companies Inc. (The)	3,638	289,912
Media General Inc. Class A	197	11,022
Mediacom Communications Corp. 1 2	485	3,167
Meredith Corp.	675	34,682
Nelson (Thomas) Inc.	243	4,751
New York Times Co. Class A	2,556	99,940
Nexstar Broadcasting Group Inc. Class A 1	292	2,488
Paxson Communications Corp. 1	350	473
Playboy Enterprises Inc. Class B 1	469	4,709
Radio One Inc. Class D 1 2	817	11,626
Readers Digest Association Inc. (The)	1,207	17,610
Regent Communications Inc. 1	296	1,675
Saga Communications Inc. 1 2	371	6,288
Salem Communications Corp. Class A 1	176	4,456
Scripps (E.W.) Co. Class A	1,214	58,005
Sinclair Broadcast Group Inc. Class A	432	3,154
Spanish Broadcasting System Inc. Class A 1	826	8,128
Time Warner Inc. 1	15,647	252,543
UnitedGlobalCom Inc. Class A 1	5,033	37,597
Univision Communications Inc. Class A 1	2,635	83,292
Viacom Inc. Class B	7,488	251,297
Walt Disney Co. (The)	11,568	260,858
Washington Post Co. (The) Class B	106	97,520
Westwood One Inc. 1	1,441	28,489
Wiley, (John) & Sons Inc. Class A 2	899	28,723
World Wrestling Entertainment Inc.	344	4,204
XM Satellite Radio Holdings Inc. Class A 1 2	3,049	94,580
Young Broadcasting Inc. Class A 1	195	2,120

		2,798,005

METAL FABRICATE & HARDWARE—0.08%
Kaydon Corp. 2	198	5,696
Mueller Industries Inc.	153	6,571
Penn Engineering & Manufacturing Corp.	19	354
Precision Castparts Corp.	638	38,312
Timken Co. (The)	641	15,781
Worthington Industries Inc.	978	20,880

		87,594

MINING—0.70%
Alcoa Inc.	10,683	358,842
AMCOL International Corp.	117	2,237
Century Aluminum Co. 1	292	8,097
Coeur d’Alene Mines Corp. 1 2	3,933	18,642
Freeport-McMoRan Copper & Gold Inc.	2,958	119,799
Hecla Mining Co. 1 2	1,207	8,980
Newmont Mining Corp.	4,918	223,917
Owens & Minor Inc. 2	322	8,179
Royal Gold Inc. 2	315	5,380
Southern Peru Copper Corp.	153	7,904
Stillwater Mining Co. 1	232	3,596

		765,573

OFFICE & BUSINESS EQUIPMENT—0.15%
CompX International Inc. 1	66	1,056
General Binding Corp. 1	116	1,629
Global Imaging Systems Inc. 1	453	14,079
Imagistics International Inc. 1	287	9,643
Navarre Corp. 1	417	6,042
Pitney Bowes Inc.	2,454	108,221
Xerox Corp. 1 2	1,428	20,106

		160,776

OFFICE FURNISHINGS—0.07%
Herman Miller Inc.	1,370	33,771
HNI Corp. 2	1,080	42,746

		76,517

OIL & GAS—0.68%
Atlas America Inc. 1	84	1,829
Atwood Oceanics Inc. 1	179	8,510
Berry Petroleum Co. Class A	60	2,204
Brigham Exploration Co. 1	540	5,076
Burlington Resources Inc.	859	35,047
Cabot Oil & Gas Corp.	205	9,205
Callon Petroleum Co. 1	220	2,790
Cheniere Energy Inc. 1 2	301	5,948
Clayton Williams Energy Inc. 1	107	2,293
Comstock Resources Inc. 1	584	12,217
Crosstex Energy Inc.	70	2,877
Delta Petroleum Corp. 1 2	382	4,981
Denbury Resources Inc. 1	985	25,019
Diamond Offshore Drilling Inc. 2	480	15,835
Encore Acquisition Co. 1	65	2,243
ENSCO International Inc.	1,565	51,129
Frontier Oil Corp.	559	13,198
FX Energy Inc. 1 2	647	5,849
Grey Wolf Inc. 1 2	3,305	16,161
Helmerich & Payne Inc.	488	14,001
KCS Energy Inc. 1	954	13,270
Magnum Hunter Resources Inc. 1 2	1,035	11,944
McMoRan Exploration Co. 1 2	171	2,228
Mission Resources Corp. 1	909	5,718
Newfield Exploration Co. 1	577	35,335
Patina Oil & Gas Corp.	1,308	38,678
Patterson-UTI Energy Inc.	2,870	54,731
Penn Virginia Corp.	377	14,925
Petroleum Development Corp. 1	266	11,656
Pioneer Natural Resources Co.	315	10,861
Plains Exploration & Production Co. 1	257	6,132
Pogo Producing Co.	226	10,724

Pride International Inc. 1	1,094	21,650
Quicksilver Resources Inc. 1	598	19,537
Range Resources Corp.	524	9,165
Remington Oil & Gas Corp. 1	302	7,928
Rowan Companies Inc. 1	984	25,978
Southwestern Energy Co. 1	181	7,600
Spinnaker Exploration Co. 1	174	6,097
Stone Energy Corp. 1	115	5,032
Unit Corp. 1 2	695	24,381
Whiting Petroleum Corp. 1	206	6,262
XTO Energy Inc.	4,836	157,073

		743,317

OIL & GAS SERVICES—1.04%
Baker Hughes Inc.	6,314	276,048
Bank of America N.A. 1	282	7,563
BJ Services Co.	3,043	159,484
Cal Dive International Inc. 1 2	766	27,285
CARBO Ceramics Inc. 2	256	18,468
Cooper Cameron Corp. 1	228	12,504
FMC Technologies Inc. 1	1,283	42,852
Grant Prideco Inc. 1	2,267	46,451
Gulf Island Fabrication Inc.	72	1,606
Halliburton Co.	8,348	281,244
Hornbeck Offshore Services Inc. 1	77	1,271
Hydril Company LP 1	165	7,087
Input/Output Inc. 1 2	878	9,052
Lone Star Technologies Inc. 1 2	393	14,855
Matrix Service Co. 1	266	1,362
Maverick Tube Corp. 1	766	23,600
National-Oilwell Inc. 1 2	1,028	33,780
Newpark Resources Inc. 1	738	4,428
Oil States International Inc. 1	97	1,814
RPC Inc.	8	143
Smith International Inc. 1	1,970	119,638
Superior Energy Services Inc. 1	444	5,736
Tetra Technologies Inc. 1 2	429	13,320
Tidewater Inc.	594	19,335
Veritas DGC Inc. 1	266	6,059
W-H Energy Services Inc. 1	138	2,864

		1,137,849

PACKAGING & CONTAINERS—0.16%
Anchor Glass Container Corp.	166	1,363
Ball Corp.	1,090	40,799
Crown Holdings Inc. 1	1,608	16,578
Graphic Packaging Corp. 1	1,135	7,355
Pactiv Corp. 1	1,923	44,710
Sealed Air Corp. 1	1,361	63,082
Silgan Holdings Inc.	83	3,843

		177,730

PHARMACEUTICALS—10.66%
Abbott Laboratories	29,604	1,254,025
Abgenix Inc. 1 2	675	6,656
Able Laboratories Inc. 1 2	303	5,805
Accredo Health Inc. 1	894	21,072
Adolor Corp. 1 2	647	7,279
Advancis Pharmaceutical Corp. 1	308	2,510
Alkermes Inc. 1 2	1,702	19,641
Allergan Inc.	2,493	180,867
American Pharmaceutical Partners Inc. 1 2	393	10,835
AmerisourceBergen Corp.	589	31,635
Amylin Pharmaceuticals Inc. 1 2	1,753	35,972
Andrx Group 1	1,342	30,007

Antigenics Inc. 1 2	620	3,739
Array BioPharma Inc. 1	578	4,040
AtheroGenics Inc. 1 2	352	11,598
Atrix Laboratories Inc. 1	410	12,583
Barr Pharmaceuticals Inc. 1	1,645	68,152
Bentley Pharmaceuticals Inc. 1 2	234	2,478
Biocryst Pharmaceuticals Inc. 1	467	2,382
Bioenvision Inc. 1	497	3,971
BioMarin Pharmaceutical Inc. 1	1,331	6,908
Bio-Reference Laboratories Inc. 1	232	3,234
Bone Care International Inc. 1 2	324	7,873
Bradley Pharmaceuticals Inc. 1	290	5,902
Bristol-Myers Squibb Co.	10,705	253,387
Caraco Pharmaceutical Laboratories Ltd. 1	258	1,987
Cardinal Health Inc.	8,157	357,032
Caremark Rx Inc. 1	5,044	161,761
Cell Therapeutics Inc. 1 2	1,115	7,649
Cephalon Inc. 1 2	1,059	50,726
Connetics Corp. 1 2	543	14,672
Corcept Therapeutics Inc. 1	172	1,348
Corixa Corp. 1	949	3,948
Cubist Pharmaceuticals Inc. 1 2	602	5,948
CV Therapeutics Inc. 1 2	669	8,363
Cypress Bioscience Inc. 1	466	5,438
Dendreon Corp. 1 2	1,004	8,444
Depomed Inc. 1 2	589	3,075
Discovery Laboratories Inc. 1 2	1,016	6,807
DOV Pharmaceutical Inc. 1	294	5,039
Durect Corp. 1 2	597	836
DUSA Pharmaceuticals Inc. 1	412	4,730
Dyax Corp. 1	464	3,545
Dynavax Technologies Corp. 1	237	1,289
Endo Pharmaceuticals Holdings Inc. 1	843	15,477
Eon Labs Inc. 1	558	12,109
Express Scripts Inc. 1	1,264	82,590
Eyetech Pharmaceuticals Inc. 1 2	120	4,079
First Horizon Pharmaceutical Corp. 1	525	10,505
Forest Laboratories Inc. 1	6,985	314,185
Genta Inc. 1	847	2,278
Gilead Sciences Inc. 1	8,170	305,395
Guilford Pharmaceuticals Inc. 1 2	616	3,080
HealthExtras Inc. 1 2	386	5,381
Hollis-Eden Pharmaceuticals Inc. 1 2	221	2,380
Idenix Pharmaceuticals Inc. 1	190	3,040
ILEX Oncology Inc. 1	790	19,884
ImClone Systems Inc. 1	1,269	67,067
Impax Laboratories Inc. 1	890	13,670
Indevus Pharmaceuticals Inc. 1 2	584	4,141
InKine Pharmaceutical Co. Inc. 1	1,206	6,126
Inspire Pharmaceuticals Inc. 1 2	677	10,649
Isis Pharmaceuticals Inc. 1 2	894	4,381
Isolagen Inc. 1	520	4,914
ISTA Pharmaceuticals Inc. 1	243	2,962
IVAX Corp. 1	3,542	67,829
Kinetic Concepts Inc. 1	445	23,385
Kos Pharmaceuticals Inc. 1 2	193	6,873
K-V Pharmaceuticals Co. Class A 1 2	659	11,796
Lannett Co. Inc. 1	103	999
Ligand Pharmaceuticals Inc. Class B 1 2	1,475	14,780
Lilly (Eli) & Co.	18,443	1,107,502
Mannatech Inc. 2	384	5,384
MannKind Corp. 1	250	5,010
Marshall Edwards Inc. 1	251	2,228
Medarex Inc. 1 2	698	5,151
Medco Health Solutions Inc. 1	2,216	68,474

Medicines Co. (The) 1 2	949	22,909
Medicis Pharmaceutical Corp. Class A 2	1,095	42,749
Merck & Co. Inc.	18,800	620,400
MGI Pharma Inc. 1 2	1,336	35,658
Mylan Laboratories Inc. 2	5,057	91,026
Nabi Biopharmaceuticals 1	1,058	14,156
Nature’s Sunshine Products Inc.	25	379
NBTY Inc. 1	1,038	22,379
NeighborCare Inc. 1	678	17,187
NeoPharm Inc. 1	313	2,679
Neurocrine Biosciences Inc. 1	669	31,550
NitroMed Inc. 1 2	152	3,624
Northfield Laboratories Inc. 1 2	386	5,161
Noven Pharmaceuticals Inc. 1	412	8,586
NPS Pharmaceuticals Inc. 1 2	766	16,683
Nutraceutical Intl Corp. 1	202	2,846
Nuvelo Inc. 1	657	6,491
Omnicare Inc.	1,586	44,979
Onyx Pharmaceuticals Inc. 1	640	27,526
OSI Pharmaceuticals Inc. 1 2	825	50,705
Pain Therapeutics Inc. 1 2	361	2,596
Par Pharmaceutical Companies Inc. 1	667	23,965
Penwest Pharmaceuticals Co. 1	373	4,211
Perrigo Co.	352	7,234
PetMed Express Inc. 1	313	1,487
Pfizer Inc.	144,699	4,427,789
Pharmacyclics Inc. 1 2	489	5,042
Pharmion Corp. 1 2	253	13,079
Pharmos Corp. 1	1,420	4,090
POZEN Inc. 1	533	4,658
Priority Healthcare Corp. Class B 1	493	9,934
Progenics Pharmaceuticals Inc. 1	172	2,520
Renovis Inc. 1	204	1,634
Rigel Pharmaceuticals Inc. 1	264	6,679
Salix Pharmaceuticals Ltd. 1 2	738	15,882
Santarus Inc. 1	203	1,841
Schering-Plough Corp. 2	27,979	533,280
SciClone Pharmaceuticals Inc. 1 2	842	2,998
Sepracor Inc. 1 2	1,610	78,536
Star Scientific Inc. 1 2	784	4,641
Tanox Inc. 1 2	384	6,478
Trimeris Inc. 1	242	3,642
United Therapeutics Inc. 1 2	376	13,134
USANA Health Sciences Inc. 1 2	222	7,726
Valeant Pharmaceuticals International	1,146	27,642
VCA Antech Inc. 1	1,244	25,664
Vicuron Pharmaceuticals Inc. 1	421	6,180
Vion Pharmaceuticals Inc. 1	621	2,614
Watson Pharmaceuticals Inc. 1	538	15,849
Wyeth	13,440	502,656
Zymogenetics Inc. 1	319	5,563

		11,695,809

PIPELINES—0.02%
Kinder Morgan Inc.	301	18,909

		18,909

REAL ESTATE—0.06%
Bluegreen Corp. 1	179	1,992
CB Richard Ellis Group Inc. Class A 1	212	4,897
Consolidated-Tomoka Land Co.	139	4,834
Jones Lang LaSalle Inc. 1	183	6,041
St. Joe Co. (The) 2	1,024	48,916

		66,680

REAL ESTATE INVESTMENT TRUSTS—0.27%
Alexander’s Inc. 1	33	6,570
Alexandria Real Estate Equities Inc.	48	3,155
American Campus Communities Inc. 1	31	575
American Home Mortgage Investment Corp.	241	6,736
BioMed Realty Trust Inc.	70	1,231
Catellus Development Corp.	1,917	50,820
CBL & Associates Properties Inc.	160	9,752
Chelsea Property Group Inc.	262	17,580
Cousins Properties Inc.	242	8,303
Equity One Inc.	315	6,180
Essex Property Trust Inc.	76	5,461
Extra Space Storage Inc.	52	663
General Growth Properties Inc.	480	14,880
Getty Realty Corp. 2	36	944
Glimcher Realty Trust 2	249	6,051
Global Signal Inc. 1	24	550
Gramercy Capital Corp. 1	24	374
HomeBanc Corp. 1	89	801
Kite Realty Group Trust	44	579
Manufactured Home Communities Inc. 2	226	7,512
Mills Corp.	395	20,489
MortgageIT Holdings Inc. 1	354	5,115
Novastar Financial Inc. 2	71	3,096
Regency Centers Corp.	649	30,172
Strategic Hotel Capital Inc.	52	703
Tanger Factory Outlet Centers Inc.	93	4,165
Taubman Centers Inc.	396	10,229
Town & Country Trust (The) 2	294	7,482
Ventas Inc.	829	21,488
Washington Real Estate Investment Trust	258	7,817
Weingarten Realty Investors	1,266	41,791

		301,264

RETAIL—9.87%
7-Eleven Inc. 1	478	9,550
99 Cents Only Stores 1 2	1,011	14,387
Abercrombie & Fitch Co. Class A	1,811	57,047
AC Moore Arts & Crafts Inc. 1 2	236	5,836
Advance Auto Parts Inc. 1	1,387	47,713
Aeropostale Inc. 1	1,016	26,619
American Eagle Outfitters Inc.	896	33,018
America’s Car-Mart Inc. 1 2	130	4,388
AnnTaylor Stores Corp. 1	841	19,679
Applebee’s International Inc.	1,612	40,751
AutoZone Inc. 1 2	1,124	86,829
Barnes & Noble Inc. 1	60	2,220
Bebe Stores Inc. 2	102	2,154
Bed Bath & Beyond Inc. 1	5,695	211,341
Best Buy Co. Inc.	5,033	272,990
Big 5 Sporting Goods Corp. 1	418	9,530
Big Lots Inc. 1	973	11,900
BJ’s Restaurants Inc. 1	186	2,952
Blockbuster Inc. 2	132	1,002
Bombay Co. Inc. (The) 1	181	1,327
Bon-Ton Stores Inc. (The)	77	939
Brinker International Inc. 1	1,440	44,856
Brookstone Inc. 1 2	406	7,669
Buffalo Wild Wings Inc. 1	155	4,346
Cabela’s Inc. Class A 1	209	4,985
Cache Inc. 1	256	3,840
California Pizza Kitchen Inc. 1 2	290	6,337
CarMax Inc. 1 2	1,977	42,604
Casey’s General Store Inc. 2	382	7,101
Cash America International Inc.	289	7,069

Casual Male Retail Group Inc. 1 2	374	1,960
CBRL Group Inc.	174	6,278
CEC Entertainment Inc. 1	746	27,416
Charlotte Russe Holding Inc. 1	278	3,191
Cheesecake Factory (The) 1 2	1,015	44,051
Chico’s FAS Inc. 1 2	1,682	57,524
Children’s Place Retail Stores Inc. (The) 1	371	8,871
Christopher & Banks Corp. 2	702	11,239
Circuit City Stores Inc.	563	8,636
CKE Restaurants Inc. 1 2	1,073	11,857
Claire’s Stores Inc.	1,594	39,914
Coldwater Creek Inc. 1 2	475	9,913
Cole National Corp. 1	306	8,479
Conn’s Inc. 1	173	2,419
Copart Inc. 1 2	1,212	22,943
Cosi Inc. 1	578	3,092
Cost Plus Inc. 1 2	435	15,390
Costco Wholesale Corp.	554	23,024
CSK Auto Corp. 1	717	9,550
CVS Corp.	836	35,221
Darden Restaurants Inc.	1,377	32,112
Design Within Reach Inc. 1	89	1,530
Dick’s Sporting Goods Inc. 1 2	562	20,018
Dollar General Corp.	5,596	112,759
Dollar Tree Stores Inc. 1	2,121	57,161
Domino’s Pizza Inc. 1	333	4,895
Dress Barn Inc. 1	258	4,502
Electronics Boutique Holdings Corp. 1 2	130	4,433
Family Dollar Stores Inc.	2,889	78,292
Finish Line Inc. (The)	288	8,905
Foot Locker Inc.	1,113	26,378
Fred’s Inc. 2	786	14,117
GameStop Corp. 1	111	2,055
Gander Mountain Co. 1	164	3,282
Gap Inc. (The)	11,741	219,557
Genesco Inc. 1 2	206	4,851
Goody’s Family Clothing Inc.	60	505
Guitar Center Inc. 1	437	18,922
Hibbet Sporting Goods Inc. 1	487	9,979
Hollywood Entertainment Corp. 1	376	3,711
Home Depot Inc.	38,929	1,526,017
Hot Topic Inc. 1 2	901	15,353
Insight Enterprises Inc. 1	351	5,911
Jill (J.) Group Inc. (The) 1	384	7,622
Joseph A. Bank Clothiers Inc. 1 2	217	6,007
Kenneth Cole Productions Inc. Class A	191	5,375
Kirkland’s Inc. 1	258	2,425
Kohl’s Corp. 1	5,693	274,346
Krispy Kreme Doughnuts Inc. 1 2	993	12,571
Limited Brands Inc.	364	8,114
Linens ‘n Things Inc. 1	134	3,105
Lowe’s Companies Inc.	14,858	807,532
MarineMax Inc. 1	9	203
Men’s Wearhouse Inc. (The) 1 2	42	1,220
Michaels Stores Inc.	1,286	76,144
Movie Gallery Inc. 2	110	1,928
MSC Industrial Direct Co. Inc. Class A 2	581	19,800
Nordstrom Inc.	1,362	52,083
Nu Skin Enterprises Inc. Class A	739	17,374
O’Charley’s Inc. 1	103	1,679
O’Reilly Automotive Inc. 1 2	903	34,576
Outback Steakhouse Inc. 2	1,036	43,025
P.F. Chang’s China Bistro Inc. 1 2	463	22,451
Pacific Sunwear of California Inc. 1	1,515	31,891
Panera Bread Co. Class A 1 2	556	20,872

Pantry Inc. (The) 1	213	5,361
Papa John’s International Inc. 1 2	65	1,994
Party City Corp. 1	313	4,623
PC Mall Inc. 1	205	3,134
Pep Boys-Manny, Moe & Jack Inc.	994	13,916
PETCO Animal Supplies Inc. 1	824	26,912
PETsMART Inc.	2,694	76,483
Pier 1 Imports Inc.	796	14,392
RadioShack Corp.	3,046	87,237
Rare Hospitality International Inc. 1	695	18,522
Red Robin Gourmet Burgers Inc. 1 2	226	9,869
Regis Corp.	334	13,433
Restoration Hardware Inc. 1	650	3,367
Retail Ventures Inc. 1	201	1,516
Rite Aid Corp. 1	7,244	25,499
Ross Stores Inc.	2,827	66,265
Ruby Tuesday Inc. 2	1,311	36,538
Rush Enterprises Inc. Class B 1	181	2,116
School Specialty Inc. 1 2	66	2,601
Select Comfort Corp. 1	653	11,885
Sharper Image Corp. 1 2	225	4,826
Shoe Carnival Inc. 1	53	625
Smart & Final Inc. 1	9	151
Sonic Corp. 1 2	1,180	30,243
Sports Authority Inc. (The) 1	206	4,779
Staples Inc. 2	9,322	277,982
Starbucks Corp. 1	7,535	342,541
Steak n Shake Co. (The) 1	433	7,396
Stein Mart Inc. 1	399	6,073
Talbots Inc. (The)	362	8,974
Target Corp.	17,317	783,594
Tiffany & Co.	2,768	85,088
TJX Companies Inc.	9,486	209,071
Tractor Supply Co. 1 2	619	19,461
Triarc Companies Inc. Class B 2	655	7,513
Tuesday Morning Corp. 1	494	15,274
Urban Outfitters Inc. 1 2	892	30,685
Walgreen Co.	19,428	696,105
Wal-Mart Stores Inc.	48,608	2,585,946
Wendy’s International Inc.	287	9,643
West Marine Inc. 1 2	199	4,255
Williams-Sonoma Inc. 1	1,776	66,689
World Fuel Services Corp.	237	8,485
Yum! Brands Inc.	5,502	223,711
Zale Corp. 1	166	4,665

		10,826,973

SAVINGS & LOANS—0.17%
Bank Mutual Corp.	1	9
BankAtlantic Bancorp Inc. Class A	155	2,840
Berkshire Hills Bancorp Inc.	13	480
BFC Financial Corp. Class A 1	226	2,486
Charter Financial Corp. 2	42	1,425
Clifton Savings Bancorp Inc.	134	1,562
Commercial Capital Bancorp Inc.	270	6,126
Fidelity Bankshares Inc. 2	106	3,942
First Financial Holdings Inc. 2	240	7,502
Flagstar Bancorp Inc. 2	464	9,874
Golden West Financial Corp.	739	81,992
Harbor Florida Bancshares Inc. 2	93	2,892
Hudson City Bancorp Inc.	1,245	44,496
NASB Financial Inc.	52	2,050
Ocwen Financial Corp. 1	664	6,076
PFF Bancorp Inc.	77	2,947
Provident Bancorp Inc.	696	8,171
Westfield Financial Inc.	72	1,699

		186,569

SEMICONDUCTORS—5.88%
Actel Corp. 1	415	6,308
Advanced Micro Devices Inc. 1 2	3,543	46,059
Agere Systems Inc. Class B 1	31,779	32,415
Altera Corp. 1	7,158	140,082
AMIS Holdings Inc. 1	530	7,166
Amkor Technology Inc. 1	1,856	6,774
Analog Devices Inc.	7,174	278,208
Applied Materials Inc. 1	31,945	526,773
Applied Micro Circuits Corp. 1	3,061	9,581
Artisan Components Inc. 1	484	14,089
Asyst Technologies Inc. 1	978	4,998
Atmel Corp. 1	7,704	27,888
ATMI Inc. 1	641	13,128
August Technology Corp. 1	427	2,933
Axcelis Technologies Inc. 1 2	1,418	11,741
Broadcom Corp. Class A 1	4,706	128,427
Brooks Automation Inc. 1 2	910	12,877
California Micro Devices Corp. 1	467	3,610
Cirrus Logic Inc. 1	1,431	6,826
Conexant Systems Inc. 1	5,000	8,050
Credence Systems Corp. 1 2	1,653	11,902
Cree Inc. 1 2	1,371	41,857
Cypress Semiconductor Corp. 1	2,271	20,076
Diodes Inc. 1	84	2,164
DSP Group Inc. 1	586	12,335
DuPont Photomasks Inc. 1	204	3,476
Emulex Corp. 1	435	5,011
Entegris Inc. 1	638	5,321
ESS Technology Inc. 1 2	558	3,822
Exar Corp. 1	163	2,308
Fairchild Semiconductor International Inc. Class A 1	1,189	16,848
FormFactor Inc. 1	474	9,181
Freescale Semiconductor Inc. Class A 1	1,639	23,438
Genesis Microchip Inc. 1	236	3,186
Helix Technology Corp.	490	6,662
Integrated Circuit Systems Inc. 1	1,423	30,595
Integrated Device Technology Inc. 1	1,519	14,476
Integrated Silicon Solution Inc. 1	192	1,396
Intel Corp.	122,579	2,458,935
International Rectifier Corp. 1	1,014	34,780
Intersil Corp. Class A	1,560	24,851
IXYS Corp. 1 2	300	2,154
KLA-Tencor Corp. 1	3,720	154,306
Kopin Corp. 1	1,329	5,409
Kulicke & Soffa Industries Inc. 1 2	951	5,373
Lam Research Corp. 1	2,556	55,925
Lattice Semiconductor Corp. 1	958	4,704
Leadis Technology Inc. 1	192	2,166
Linear Technology Corp.	5,913	214,287
LSI Logic Corp. 1	3,434	14,801
LTX Corp. 1	1,077	5,827
Mattson Technology Inc. 1	660	5,075
Maxim Integrated Products Inc.	6,095	257,758
MEMC Electronic Materials Inc. 1	1,335	11,321
Micrel Inc. 1 2	1,393	14,501
Microchip Technology Inc. 2	3,900	104,676
Micron Technology Inc. 1	5,098	61,329
Microsemi Corp. 1	1,055	14,876
Microtune Inc. 1 2	522	2,756
Mindspeed Technologies Inc. 1 2	2,143	4,286
MKS Instruments Inc. 1	563	8,625

Monolithic System Technology Inc. 1	351	1,523
Mykrolis Corp. 1 2	852	8,580
National Semiconductor Corp. 1	6,782	105,053
Novellus Systems Inc. 1	2,126	56,530
NVIDIA Corp. 1	3,220	46,754
OmniVision Technologies Inc. 1 2	1,132	16,018
ON Semiconductor Corp. 1	1,964	6,147
Pericom Semiconductor Corp. 1	371	3,584
Photronics Inc. 1 2	135	2,244
Pixelworks Inc. 1	844	8,448
PMC-Sierra Inc. 1	3,355	29,558
Power Integrations Inc. 1 2	483	9,868
QLogic Corp. 1	1,540	45,599
Rambus Inc. 1	1,583	24,837
Rudolph Technologies Inc. 1	180	3,013
Semitool Inc. 1	413	3,135
Semtech Corp. 1	1,368	26,225
SigmaTel Inc. 1	426	9,035
Silicon Image Inc. 1	1,267	16,015
Silicon Laboratories Inc. 1 2	715	23,659
Siliconix Inc. 1	134	4,801
Sipex Corp. 1	587	3,082
SiRF Technology Holdings Inc. 1	257	3,657
Skyworks Solutions Inc. 1	2,417	22,962
Staktek Holdings Inc. 1	361	1,408
Standard Microsystems Corp. 1	206	3,607
Supertex Inc. 1	117	2,273
Teradyne Inc. 1	3,608	48,347
Tessera Technologies Inc. 1	401	8,862
Texas Instruments Inc.	32,828	698,580
Transmeta Corp. 1 2	2,636	3,321
Tripath Technology Inc. 1	948	1,612
TriQuint Semiconductor Inc. 1 2	1,370	5,343
Ultratech Inc. 1 2	276	4,325
Varian Semiconductor Equipment Associates Inc. 1 2	724	22,372
Veeco Instruments Inc. 1 2	436	9,143
Vitesse Semiconductor Corp. 1	4,198	11,461
Volterra Semiconductor Corp. 1	145	1,802
Xilinx Inc.	6,499	175,473
Zoran Corp. 1	475	7,467

		6,456,431

SOFTWARE—7.55%
Activision Inc. 1	2,052	28,461
Actuate Corp. 1	1,279	4,515
Acxiom Corp.	1,392	33,046
Adobe Systems Inc.	4,504	222,813
Advent Software Inc. 1 2	400	6,732
Allscripts Healthcare Solutions Inc. 1	416	3,744
Altiris Inc. 1	418	13,230
ANSYS Inc. 1 2	234	11,637
Ascential Software Corp. 1	228	3,071
Aspen Technology Inc. 1 2	970	6,780
Atari Inc. 1	20	31
AuthentiDate Holding Corp. 1 2	485	2,939
Autodesk Inc.	2,211	107,521
Automatic Data Processing Inc.	9,624	397,664
Avid Technology Inc. 1 2	584	27,372
BEA Systems Inc. 1	6,823	47,147
Blackbaud Inc. 1	240	2,352
Blackboard Inc. 1	193	3,312
BMC Software Inc. 1	1,279	20,221
Borland Software Corp. 1	669	5,586
Captaris Inc. 1	591	2,518
CCC Information Services Group Inc. 1	297	5,254

Cerner Corp. 1 2	553	23,923
Certegy Inc. 2	1,184	44,057
Chordiant Software Inc. 1	1,263	3,675
Citrix Systems Inc. 1	3,254	57,010
Clarus Corp. 1	347	3,036
Computer Associates International Inc. 2	8,837	232,413
Computer Programs & Systems Inc. 2	172	3,450
Concord Communications Inc. 1	300	2,678
Concur Technologies Inc. 1	542	5,686
Corillian Corp. 1	833	3,840
CSG Systems International Inc. 1 2	738	11,373
Dendrite International Inc. 1	755	12,171
Digi International Inc. 1 2	424	4,846
Dun & Bradstreet Corp. 1	1,333	78,247
Eclipsys Corp. 1 2	664	10,358
Electronic Arts Inc. 1	5,676	261,039
Embarcadero Technologies Inc. 1	494	4,179
Epicor Software Corp. 1	635	7,639
Fair Isaac Corp.	1,115	32,558
FalconStor Software Inc. 1 2	343	2,555
FileNET Corp. 1	715	12,484
First Data Corp.	16,545	719,708
Fiserv Inc. 1	3,683	128,389
Global Payments Inc.	555	29,720
Hyperion Solutions Corp. 1	737	25,051
IDX Systems Corp. 1	431	13,986
IMS Health Inc.	4,441	106,229
Infocrossing Inc. 1 2	384	6,073
Informatica Corp. 1	1,785	10,442
infoUSA Inc. 1	601	5,355
Inter-Tel Inc. 2	353	7,632
InterVideo Inc. 1	231	2,772
Intuit Inc. 1	3,374	153,180
iVillage Inc. 1	682	4,092
JDA Software Group Inc. 1	63	682
Jupitermedia Corp. 1	385	6,853
Keane Inc. 1	592	9,093
Lawson Software Inc. 1	308	1,725
ManTech International Corp. Class A 1	142	2,658
Manugistics Group Inc. 1	650	1,547
MAPICS Inc. 1	560	5,068
MapInfo Corp. 1	143	1,544
Mercury Interactive Corp. 1	1,735	60,517
Micromuse Inc. 1	1,675	6,164
Microsoft Corp.	139,008	3,843,571
MicroStrategy Inc. Class A 1	220	9,040
Midway Games Inc. 1 2	726	7,202
MRO Software Inc. 1	109	1,090
MSC.Software Corp. 1 2	338	2,718
NAVTEQ Corp. 1	420	14,969
NDCHealth Corp. 2	222	3,563
Novell Inc. 1	7,187	45,350
Omnicell Inc. 1	494	6,531
Open Solutions Inc. 1	233	5,818
OPNET Technologies Inc. 1	182	1,867
Oracle Corp. 1	64,096	723,003
Packeteer Inc. 1	704	7,610
PalmSource Inc. 1	216	4,480
Parametric Technology Corp. 1	2,841	15,000
PDF Solutions Inc. 1	195	2,369
Pegasystems Inc. 1 2	116	810
PeopleSoft Inc. 1	837	16,614
Per-Se Technologies Inc. 1	469	6,435
Pinnacle Systems Inc. 1	528	2,202
Pixar Inc. 1 2	444	35,032

PLATO Learning Inc. 1	396	3,501
Progress Software Corp. 1	613	12,199
QAD Inc.	315	2,196
Quality Systems Inc. 1	85	4,293
Quest Software Inc. 1 2	1,035	11,509
Red Hat Inc. 1 2	3,034	37,136
Renaissance Learning Inc.	110	2,384
Retek Inc. 1	1,014	4,624
Salesforce.com Inc. 1	318	4,970
ScanSoft Inc. 1	964	3,933
Schawk Inc.	254	3,691
SeaChange International Inc. 1 2	538	8,603
SEI Investments Co.	1,190	40,079
SERENA Software Inc. 1 2	485	8,114
Siebel Systems Inc. 1	6,178	46,582
SPSS Inc. 1	298	3,972
SS&C Technologies Inc.	195	3,808
Take-Two Interactive Software Inc. 1 2	663	21,780
THQ Inc. 1	320	6,227
Total System Services Inc.	719	18,148
TradeStation Group Inc. 1 2	428	2,624
Transaction Systems Architects Inc. Class A 1	711	13,214
Trident Microsystems Inc. 1	438	4,411
Ulticom Inc. 1	124	1,831
Verint Systems Inc. 1 2	256	9,431
Veritas Software Corp. 1	8,073	143,699
Wind River Systems Inc. 1	1,251	15,262
Witness Systems Inc. 1	423	6,798
Zix Corp. 1 2	536	2,455

		8,284,391

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. 1 2	102	2,530

		2,530

TELECOMMUNICATION EQUIPMENT—0.02%
Carrier Access Corp. 1	453	3,148
NMS Communications Corp. 1 2	761	3,714
Novatel Wireless Inc. 1	304	7,144
TippingPoint Technologies Inc. 1	108	2,577
WJ Communications Inc. 1	917	2,237

		18,820

TELECOMMUNICATIONS—6.17%
ADC Telecommunications Inc. 1 2	10,390	18,806
ADTRAN Inc. 2	1,177	26,694
Advanced Fibre Communications Inc. 1	602	9,572
Aeroflex Inc. 1	1,235	13,054
AirGate PCS Inc. 1	76	1,490
Airspan Networks Inc. 1	798	4,333
Alamosa Holdings Inc. 1	1,211	9,252
Anaren Inc. 1	326	4,388
Andrew Corp. 1	1,389	17,001
Anixter International Inc. 2	299	10,492
Applied Signal Technology Inc.	156	4,990
Arris Group Inc. 1 2	1,245	6,499
Aspect Communications Corp. 1	856	8,500
AT&T Wireless Services Inc. 1	21,252	314,105
Atheros Communications Inc. 1 2	276	2,815
Audiovox Corp. Class A 1 2	106	1,785
Avanex Corp. 1 2	1,833	3,739
Avaya Inc. 1	7,421	103,449
Boston Communications Group Inc. 1 2	104	912
C-COR Inc. 1	383	3,236
CIENA Corp. 1	1,074	2,127

Cisco Systems Inc. 1	128,133	2,319,207
Commonwealth Telephone Enterprises Inc. 1 2	222	9,668
CommScope Inc. 1 2	585	12,636
Comtech Telecommunications Corp. 1	153	4,146
Comverse Technology Inc. 1	2,001	37,679
Corning Inc. 1	21,950	243,206
Crown Castle International Corp. 1 2	1,766	26,278
Ditech Communications Corp. 1	494	11,061
Dobson Communications Corp. Class A 1 2	1,480	1,968
EMS Technologies Inc. 1	225	3,881
Enterasys Networks Inc. 1	1,690	2,704
Extreme Networks Inc. 1	1,419	6,315
Finisar Corp. 1 2	2,258	2,935
Foundry Networks Inc. 1	1,542	14,634
Golden Telecom Inc. 2	117	3,338
Harmonic Inc. 1	1,369	9,104
Harris Corp.	815	44,776
Hypercom Corp. 1	792	5,845
IDT Corp. Class B 1 2	1,009	15,165
Inet Technologies Inc. 1	493	6,202
InterDigital Communications Corp. 1	1,069	17,446
Intrado Inc. 1	295	2,982
ITC DeltaCom Inc. 1	266	1,173
Ixia 1	422	4,102
JDS Uniphase Corp. 1	25,989	87,583
Juniper Networks Inc. 1	10,045	237,062
KVH Industries Inc. 1 2	231	1,668
Level 3 Communications Inc. 1 2	12,618	32,681
Metrocall Holdings Inc. 1	85	5,512
Motorola Inc.	44,294	799,064
MRV Communications Inc. 1	343	858
NETGEAR Inc. 1	462	5,646
Network Equipment Technologies Inc. 1	313	2,069
Newport Corp. 1	413	4,737
Nextel Communications Inc. Class A 1	19,515	465,238
Nextel Partners Inc. Class A 1 2	2,266	37,570
NII Holdings Inc. Class B 1 2	1,054	43,435
North Pittsburgh Systems Inc.	293	6,068
Oplink Communications Inc. 1	641	1,147
Optical Communication Products Inc. 1	188	393
Plantronics Inc.	939	40,602
Polycom Inc. 1	1,180	23,388
Powerwave Technologies Inc. 1	845	5,205
PTEK Holdings Inc. 1	1,008	8,639
QUALCOMM Inc.	30,755	1,200,675
REMEC Inc. 1 2	883	4,159
RF Micro Devices Inc. 1 2	3,697	23,439
SafeNet Inc. 1	215	5,672
SBA Communications Corp. 1	850	5,950
Shenandoah Telecommunications Co.	4	102
SpectraLink Corp.	306	2,907
SpectraSite Inc. 1 2	718	33,387
Sprint Corp. (FON Group)	6,042	121,625
Stratex Networks Inc. 1	1,286	2,881
SureWest Communications 2	246	7,053
Symmetricom Inc. 1	859	8,126
Tekelec 1	875	14,595
Telephone & Data Systems Inc.	399	33,584
Tellabs Inc. 1 2	3,399	31,237
Terayon Communication Systems Inc. 1	1,778	3,769
UbiquiTel Inc. 1	1,210	4,840
United States Cellular Corp. 1	153	6,602
UTStarcom Inc. 1 2	1,524	24,552
Viasat Inc. 1	347	6,975
Westell Technologies Inc. Class A 1	970	5,015

Western Wireless Corp. Class A 1	1,413	36,328
WilTel Communications Group Inc. Escrow 3	308	0
Wireless Facilities Inc. 1 2	1,024	7,137

		6,772,865

TEXTILES—0.13%
Cintas Corp. 2	2,375	99,845
Mohawk Industries Inc. 1	501	39,774

		139,619

TOYS, GAMES & HOBBIES—0.09%
LeapFrog Enterprises Inc. 1 2	548	11,097
Marvel Enterprises Inc. 1	1,323	19,263
Mattel Inc.	3,555	64,452
RC2 Corp. 1	182	5,988
Topps Co. (The)	25	245

		101,045

TRANSPORTATION—1.47%
Arkansas Best Corp.	252	9,228
Central Freight Lines Inc. 1	300	1,803
CH Robinson Worldwide Inc. 2	1,604	74,410
CNF Inc.	247	10,125
EGL Inc. 1	726	21,969
Expeditors International Washington Inc. 2	1,931	99,833
FedEx Corp.	4,323	370,438
Florida East Coast Industries Inc.	53	1,990
Forward Air Corp. 1	377	15,088
Genesee & Wyoming Inc. Class A 1	50	1,266
GulfMark Offshore Inc. 1 2	171	2,792
Heartland Express Inc.	826	15,240
Hub Group Inc. Class A 1 2	117	4,358
Hunt (J.B.) Transport Services Inc.	1,060	39,368
Kansas City Southern Industries Inc. 1	523	7,934
Kirby Corp. 1	177	7,107
Knight Transportation Inc. 1 2	705	15,101
Landstar System Inc. 1	553	32,450
Marten Transport Ltd. 1	11	192
Old Dominion Freight Line Inc. 1	277	7,980
Pacer International Inc. 1	307	5,035
Quality Distribution Inc. 1	164	1,002
RailAmerica Inc. 1	234	2,586
Ryder System Inc.	550	25,872
SCS Transportation Inc. 1	233	4,413
SIRVA Inc. 1	337	7,717
Swift Transportation Co. Inc. 1	249	4,188
U.S. Xpress Enterprises Inc. Class A 1	85	1,576
United Parcel Service Inc. Class B	10,800	819,936
Werner Enterprises Inc.	286	5,523

		1,616,520

TRUCKING & LEASING—0.00%
AMERCO 1	120	4,550

		4,550

WATER—0.00%
Middlesex Water Co.	68	1,219

		1,219

TOTAL COMMON STOCKS (Cost: $109,717,231)		109,651,720

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.27%

COMMERCIAL PAPER—1.52%
Alpine Securitization Corp.
1.77%, 10/18/04 4	38,732	38,701
1.88%, 10/01/04 4	44,014	44,014
Amsterdam Funding Corp.
1.72%, 10/14/04 4	33,011	32,990
1.73%, 10/18/04 4	11,004	10,995
1.78%, 10/26/04 4	19,806	19,782
1.78%, 10/27/04 4	11,004	10,989
1.78%, 10/28/04 4	33,011	32,966
Barton Capital Corp.
1.77%, 10/15/04 4	26,408	26,390
1.78%, 10/18/04 4	44,014	43,977
1.78%, 10/19/04 4	33,011	32,981
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 4	22,007	21,994
CRC Funding LLC
1.78%, 11/09/04 4	22,007	21,965
Delaware Funding Corp.
1.78%, 10/22/04 4	11,004	10,992
1.78%, 10/26/04 4	11,004	10,990
1.78%, 10/27/04 4	22,515	22,486
Edison Asset Securitization
1.45%, 11/09/04 4	44,014	43,945
1.59%, 12/02/04 4	44,014	43,894
Eureka Securitization Inc.
1.79%, 11/01/04 4	18,699	18,671
Falcon Asset Securitization Corp.
1.72%, 10/14/04 4	33,011	32,990
1.78%, 10/22/04 4	11,004	10,992
1.78%, 10/26/04 4	17,606	17,584
Ford Credit Auto Receivables
1.85%, 01/14/05 4	22,007	21,888
GIRO Funding US Corp.
1.55%, 10/15/04 4	28,862	28,845
1.78%, 10/27/04 4	20,552	20,526
Grampian Funding LLC
1.26%, 10/22/04 4	44,014	43,982
1.44%, 10/27/04 4	44,014	43,968
1.59%, 11/30/04 4	22,007	21,949
1.78%, 10/18/04 4	44,014	43,977
Jupiter Securitization Corp.
1.72%, 10/15/04 4	55,018	54,980
1.78%, 10/27/04 4	22,007	21,979
Liberty Street Funding Corp.
1.79%, 10/20/04 4	33,049	33,018
Nationwide Building Society
1.63%, 12/09/04 4	36,532	36,418
Park Avenue Receivables Corp.
1.78%, 10/25/04 4	22,007	21,981
1.78%, 10/28/04 4	26,849	26,813
Preferred Receivables Funding Corp.
1.72%, 10/14/04 4	88,028	87,973
1.77%, 10/06/04 4	44,014	44,003
1.78%, 10/15/04 4	22,007	21,992
1.78%, 10/19/04 4	11,004	10,994
1.80%, 10/28/04 4	33,104	33,060
Prudential Funding LLC
1.60%, 12/01/04 4	22,007	21,947
Ranger Funding Co. LLC
1.76%, 10/01/04 4	44,014	44,014

Scaldis Capital LLC
1.73%, 10/15/04 4	22,007	21,992
Sydney Capital Corp.
1.25%, 10/22/04 4	14,648	14,637
1.74%, 10/12/04 4	75,955	75,915
UBS Finance (Delaware)
1.11%, 12/17/04 4	66,021	65,864
1.88%, 10/01/04 4	242,077	242,077
WhistleJacket Capital LLC
1.26%, 10/20/04 4	10,902	10,895

		1,665,975

FLOATING RATE NOTES—1.61%
Bank of Nova Scotia
1.76%, 09/26/05 4	11,004	10,999
Beta Finance Inc.
1.63%, 05/04/05 4 5	26,408	26,405
1.69%, 10/12/04 4 5	22,007	22,007
1.80%, 03/15/05 4 5	22,007	22,015
1.89%, 09/23/05 4 5	39,613	39,597
1.89%, 09/27/05 4 5	35,211	35,197
2.04%, 10/27/05 4 5	41,813	41,863
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 4	66,021	66,001
CC USA Inc.
1.61%, 07/29/05 4 5	44,014	44,003
1.63%, 05/04/05 4 5	44,014	44,009
Den Danske Bank NY
1.68%, 08/12/05 4	44,014	44,003
1.77%, 08/26/05 4	44,014	44,002
Depfa Bank PLC
1.86%, 09/15/05 4	44,014	44,014
Dorada Finance Inc.
1.61%, 07/29/05 4 5	36,532	36,523
Five Finance Inc.
1.79%, 04/29/05 4 5	35,211	35,209
HBOS Treasury Services PLC
1.96%, 04/22/05 4	44,014	44,014
K2 USA LLC
1.61%, 07/25/05 4 5	22,007	22,003
1.70%, 06/10/05 4 5	44,014	44,010
1.70%, 09/12/05 4 5	44,014	44,006
1.79%, 10/20/05 4 5	44,014	44,016
Links Finance LLC
1.68%, 04/25/05 4	44,014	44,030
1.71%, 04/15/05 4 5	44,014	44,009
National City Bank (Ohio)
1.67%, 08/09/05 4	44,014	44,003
1.73%, 06/10/05 4	22,007	22,012
1.76%, 06/23/05 4	44,014	44,004
Nationwide Building Society
1.96%, 10/28/05 4 5	74,824	74,834
Norddeutsche Landesbank
1.59%, 07/27/05 4	44,014	44,001
Northern Rock PLC
1.56%, 01/13/05 4 5	41,813	41,813
Permanent Financing PLC
1.69%, 03/10/05 4	44,014	44,014
1.70%, 12/10/04 4	22,007	22,007
1.72%, 06/10/05 4	19,806	19,806
Sigma Finance Inc.
1.52%, 10/07/04 4	44,014	44,014
1.73%, 11/15/04 4	44,014	44,014
1.75%, 08/17/05 4	22,007	22,009

1.75%, 09/15/05 4	55,018	55,022
Tango Finance Corp.
1.66%, 04/07/05 4 5	16,153	16,152
1.66%, 05/17/05 4 5	36,532	36,531
1.70%, 02/25/05 4 5	24,648	24,646
1.72%, 01/18/05 4 5	19,366	19,366
1.81%, 07/25/05 4 5	44,014	44,010
WhistleJacket Capital LLC
1.72%, 07/15/05 4 5	33,011	33,005
1.72%, 09/15/05 4	33,011	33,004
1.84%, 06/15/05 4 5	22,007	22,003
White Pine Finance LLC
1.55%, 07/11/05 4	11,004	11,003
1.63%, 07/05/05 4	22,007	22,003
1.68%, 05/20/05 4	19,806	19,805
1.71%, 04/15/05 4 5	33,011	33,008
1.72%, 11/15/04 4 5	26,408	26,408
1.73%, 06/15/05 4 5	18,046	18,046
1.80%, 03/29/05 4	18,926	18,924
1.80%, 08/26/05 4 5	22,007	22,003

		1,763,405

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 4 5	44,014	44,012
1.51%, 02/15/05 4 5	28,609	28,626
Dorada Finance Inc.
1.48%, 01/18/05 4 5	33,011	33,010
K2 USA LLC
1.46%, 01/12/05 4 5	22,007	22,006
WhistleJacket Capital LLC
1.32%, 02/04/05 4 5	11,004	11,003

		138,657

MONEY MARKET FUNDS—1.28%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 4 6	176,056	176,056
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4 6	700,125	700,125
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 4 6	484,155	484,155
BlackRock Temp Cash Money Market Fund 4	18,251	18,251
Short-Term Investment Co.- Prime Money Market Portfolio, Institutional Shares 4	29,570	29,570

		1,408,157

REPURCHASE AGREEMENTS—0.77%
Banc of America Securities LLC
1.90%, 10/01/04 4 7	132,042	132,042
Bank of America N.A.
1.90%, 10/01/04 4 7	308,098	308,098
Goldman Sachs & Co.
1.90%, 10/01/04 4 7	286,091	286,091
Lehman Brothers Inc.
1.90%, 10/01/04 4 7	114,437	114,437

		840,668

TIME DEPOSITS—0.82%
Abbey National Treasury Services PLC
1.25%, 01/06/05 4	44,014	44,014
1.33%, 02/10/05 4	22,007	22,006
1.39%, 02/02/05 4	22,007	22,004

1.39%, 04/08/05 4	30,810	30,807
1.40%, 10/25/04 4	44,014	44,014
Bank of New York
1.39%, 11/01/04 4	44,014	44,014
1.60%, 12/03/04 4	11,004	11,003
Bank of Nova Scotia
1.13%, 10/06/04 4	44,014	44,014
1.24%, 10/07/04 4	33,011	33,010
1.42%, 10/29/04 4	33,011	33,011
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 4	33,011	33,010
1.38%, 11/22/04 4	11,004	11,004
1.40%, 10/29/04 4	44,014	44,014
HBOS Treasury Services PLC
1.24%, 04/01/05 4	28,169	28,168
National City Bank (Ohio)
1.25%, 01/06/05 4	44,014	44,015
Nordea Bank PLC
2.11%, 06/07/05 4	44,014	44,009
SunTrust Bank
1.88%, 10/01/04 4	176,056	176,056
Toronto-Dominion Bank
1.22%, 03/23/05 4	77,025	77,019
1.34%, 02/10/05 4	17,606	17,605
1.41%, 11/01/04 4	33,011	33,010
1.77%, 05/10/05 4	22,007	22,006
1.78%, 10/29/04 4	22,007	22,007
1.90%, 05/11/05 4	22,007	22,006

		901,826

U.S. GOVERNMENT AGENCY NOTES—0.14%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 4	30,810	30,863
1.80%, 01/18/05 4	20,467	20,355
1.80%, 01/19/05 4	22,007	21,886
2.06%, 05/31/05 4	21,942	21,638
Federal National Mortgage Association
2.33%, 07/22/05 4	66,021	64,768

		159,510

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,878,198)		6,878,198

TOTAL INVESTMENTS IN SECURITIES — 106.19% (Cost: $116,595,429)		116,529,918
Other Assets, Less Liabilities — (6.19%)		(6,790,084)

NET ASSETS — 100.00%		$109,739,834

NVS - Non-Voting Shares

1	Non-income earning security.
2	All or a portion of this security represents a security on loan. See Note 5.
3	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
4	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

5	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

7	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.10%
ADVO Inc.	108	3,342
Catalina Marketing Corp.	574	13,248
Donnelley (R.H.) Corp. 1	870	42,943
Greenfield Online Inc. 1	76	1,544
Harte-Hanks Inc.	261	6,528
Interpublic Group of Companies Inc. 1	5,306	56,191
Lamar Advertising Co. 1 2	619	25,757
Omnicom Group Inc.	1,116	81,535
SITEL Corp. 1 2	2,539	5,484
ValueVision Media Inc. Class A 1	211	2,825
West Corp. 1	150	4,369

		243,766

AEROSPACE & DEFENSE—2.07%
AAR Corp. 1 2	998	12,425
Alliant Techsystems Inc. 1	467	28,253
Boeing Co. (The)	4,095	211,384
Curtiss-Wright Corp.	614	35,139
DRS Technologies Inc. 1 2	790	29,578
Ducommun Inc. 1	255	5,699
EDO Corp.	77	2,137
Esterline Technologies Corp. 1	857	26,216
GenCorp. Inc. 2	1,519	20,582
General Dynamics Corp.	6,522	665,896
Goodrich (B.F.) Co.	4,571	143,347
HEICO Corp. 2	703	12,429
Herley Industries Inc. 1	416	7,775
Kaman Corp. Class A	922	11,009
L-3 Communications Holdings Inc.	1,823	122,141
Lockheed Martin Corp.	14,540	811,041
Moog Inc. Class A 1	946	34,340
Northrop Grumman Corp.	13,949	743,900
Raytheon Co.	17,564	667,081
Sequa Corp. Class A 1 2	238	12,426
Triumph Group Inc. 1 2	562	19,012
United Defense Industries Inc. 1	295	11,797
United Technologies Corp.	15,158	1,415,454

		5,049,061

AGRICULTURE—2.01%
Alico Inc.	176	7,498
Altria Group Inc.	79,592	3,744,008
Delta & Pine Land Co.	573	15,328
DIMON Inc. 2	1,683	9,913
Loews Corp. - Carolina Group	2,206	53,760
Monsanto Co.	10,357	377,202
Reynolds American Inc.	5,840	397,354
Standard Commercial Corp.	140	2,205
Universal Corp.	947	42,274
UST Inc.	6,418	258,389

		4,907,931

AIRLINES—0.10%
Alaska Air Group Inc. 1 2	1,162	28,794
America West Holdings Corp. Class B 1 2	1,429	7,717
AMR Corp. 1 2	3,156	23,133
Continental Airlines Inc. Class B 1 2	2,607	22,212
Delta Air Lines Inc. 1 2	4,411	14,512
ExpressJet Holdings Inc. 1	428	4,284
FLYi Inc. 1 2	2,194	8,579
Frontier Airlines Inc. 1	638	4,900
Mesa Air Group Inc. 1	282	1,438
Northwest Airlines Corp. 1 2	3,119	25,607
Republic Airways Holdings Inc. 1	249	2,239
SkyWest Inc.	1,472	22,154
Southwest Airlines Co.	6,453	87,890

		253,459

APPAREL—0.32%
Cherokee Inc.	172	4,104
Columbia Sportswear Co. 1	46	2,507
Gymboree Corp. 1	348	5,011
Hartmarx Corp. 1	853	6,329
Jones Apparel Group Inc. 2	4,886	174,919
Kellwood Co.	1,057	38,528
Liz Claiborne Inc.	4,336	163,554
OshKosh B’Gosh Inc. Class A 2	184	3,717
Perry Ellis International Inc. 1	175	3,936
Phillips-Van Heusen Corp.	930	20,720
Polo Ralph Lauren Corp.	1,407	51,173
Reebok International Ltd.	1,685	61,873
Russell Corp. 2	986	16,604
Skechers U.S.A. Inc. Class A 1	662	9,612
Steven Madden Ltd. 1	438	7,731
Stride Rite Corp.	1,472	15,088
VF Corp.	3,302	163,284
Warnaco Group Inc. (The) 1	546	12,138
Wolverine World Wide Inc.	1,267	31,928

		792,756

AUTO MANUFACTURERS—0.92%
Ford Motor Co.	68,271	959,208
General Motors Corp. 2	18,004	764,810
Navistar International Corp. 1	1,142	42,471
Oshkosh Truck Corp.	136	7,760
PACCAR Inc.	6,819	471,329
Wabash National Corp. 1	371	10,191

		2,255,769

AUTO PARTS & EQUIPMENT—0.56%
Aftermarket Technology Corp. 1	84	1,057
American Axle & Manufacturing Holdings Inc.	1,570	45,938
ArvinMeritor Inc.	2,601	48,769
Autoliv Inc.	3,685	148,874
Bandag Inc. 2	440	19,272
BorgWarner Inc.	1,646	71,255
Collins & Aikman Corp. 1	1,873	7,829
Commercial Vehicle Group Inc. 1	318	5,037
Cooper Tire & Rubber Co.	2,580	52,039
Dana Corp.	5,821	102,973
Delphi Corp. 2	18,422	171,140
Exide Technologies Inc. 1	790	12,521
Goodyear Tire & Rubber Co. (The) 1 2	5,937	63,763
Hayes Lemmerz International Inc. 1	1,299	13,198
Johnson Controls Inc.	5,546	315,068

Lear Corp.	2,691	146,525
Modine Manufacturing Co. 2	862	25,955
Standard Motor Products Inc. 2	472	7,132
Strattec Security Corp. 1	68	4,234
Superior Industries International Inc. 2	807	24,170
Tenneco Automotive Inc. 1 2	1,487	19,480
Tower Automotive Inc. 1 2	2,532	5,292
TRW Automotive Holdings Corp. 1	807	15,212
Visteon Corp.	4,809	38,424

		1,365,157

BANKS—11.94%
1st Source Corp.	354	9,077
ABC Bancorp	373	7,523
Alabama National Bancorp 2	471	28,199
AMCORE Financial Inc.	996	28,266
AmericanWest Bancorporation 1	432	8,148
AmSouth Bancorp	13,650	333,060
Associated Bancorp 2	4,295	137,741
Assurant Inc.	3,113	80,938
BancFirst Corp.	83	5,322
Bancorp Bank (The) 1	185	3,765
BancorpSouth Inc. 2	3,017	69,361
BancTrust Financial Group Inc.	374	7,031
Bank of America Corp.	158,138	6,852,120
Bank of Granite Corp.	489	9,491
Bank of Hawaii Corp.	2,075	98,044
Bank of New York Co. Inc. (The)	26,157	763,000
Banknorth Group Inc.	6,699	234,465
Banner Corp. 2	429	12,613
BB&T Corp.	21,569	856,074
BOK Financial Corp. 1	642	28,640
Boston Private Financial Holdings Inc.	949	23,687
Bryn Mawr Bank Corp. 2	132	2,651
Camden National Corp.	251	8,662
Capital City Bank Group Inc. 2	301	11,652
Capital Corporation of the West	204	8,772
Capitol Bancorp Ltd. 2	169	4,958
Cascade Bancorp	65	1,261
Cathay General Bancorp	478	17,777
Central Coast Bancorp 1 2	366	7,466
Central Pacific Financial Corp. 2	1,145	31,510
Century Bancorp Inc. Class A	69	2,191
Chemical Financial Corp. 2	927	33,854
Chittenden Corp. 2	1,777	48,423
Citizens Banking Corp. 2	1,738	56,607
City Bank 2	318	11,124
City Holding Co.	615	20,227
City National Corp. 2	1,593	103,465
Colonial BancGroup Inc. (The)	5,217	106,688
Columbia Bancorp	117	3,409
Columbia Banking System Inc.	529	12,585
Comerica Inc.	6,712	398,357
Commerce Bancshares Inc.	2,264	108,876
Community Bank System Inc. 2	980	24,627
Community Banks Inc.	407	11,799
Community First Bankshares Inc.	760	24,366
Community Trust Bancorp Inc.	336	10,443
Compass Bancshares Inc.	4,749	208,101
Corus Bankshares Inc.	608	26,223
Cullen/Frost Bankers Inc.	1,999	92,894
CVB Financial Corp.	141	3,133
EuroBancshares Inc. 1	274	5,094
Farmers Capital Bank Corp.	191	6,551

Fifth Third Bancorp	2,819	138,751
Financial Institutions Inc.	367	8,224
First BanCorp (Puerto Rico)	107	5,168
First Bancorp Inc. (North Carolina)	281	9,475
First Busey Corp. Class A 2	298	5,695
First Charter Corp.	1,245	30,092
First Citizens BancShares Inc. Class A 2	248	29,264
First Commonwealth Financial Corp. 2	2,682	36,502
First Community Bancorp	491	20,131
First Community Bancshares Inc. 2	382	12,549
First Financial Bancorp	1,348	23,024
First Financial Bankshares Inc.	494	19,839
First Financial Corp. 2	518	16,276
First Horizon National Corp.	4,831	209,472
First Indiana Corp.	444	8,924
First Merchants Corp. 2	676	16,664
First Midwest Bancorp Inc. 2	1,016	35,113
First National Bankshares of Florida 2	1,424	34,959
First Oak Brook Bancshares Inc. Class A	243	7,494
First of Long Island Corp.	114	4,866
First Republic Bank	500	23,000
First State Bancorp	235	7,410
FirstMerit Corp. 2	3,283	86,359
FNB Corp. (Pennsylvania) 2	899	19,895
FNB Corp. (Virginia)	191	5,054
Fremont General Corp. 2	714	16,529
Frontier Financial Corp. 2	402	14,191
Fulton Financial Corp.	4,850	103,790
GB&T Bancshares Inc.	284	6,265
Genworth Financial Inc. Class A	4,856	113,145
German American Bancorp	293	4,934
Glacier Bancorp Inc. 2	338	9,856
Gold Bancorp Inc.	715	9,645
Great Southern Bancorp Inc. 2	193	6,031
Greater Bay Bancorp 2	1,724	49,565
Hancock Holding Co. 2	1,104	35,096
Hanmi Financial Corp.	51	1,540
Heartland Financial USA Inc.	297	5,470
Hibernia Corp. Class A	6,036	159,411
Hudson United Bancorp	1,801	66,367
Huntington Bancshares Inc. 2	8,942	222,745
IBERIABANK Corp. 2	237	13,680
Independent Bank Corp. (Massachusetts)	266	8,222
Independent Bank Corp. (Michigan) 2	450	12,150
Integra Bank Corp. 2	686	14,886
Interchange Financial Services Corp. 2	360	8,629
International Bancshares Corp. 2	1,319	48,473
Irwin Financial Corp. 2	768	19,830
KeyCorp	15,919	503,040
K-Fed Bancorp 1	185	2,729
KNBT Bancorp Inc.	1,037	17,463
Lakeland Bancorp Inc. 2	659	10,834
Lakeland Financial Corp. 2	219	7,424
M&T Bank Corp.	2,933	280,688
Macatawa Bank Corp. 2	314	8,808
Main Street Banks Inc.	325	9,945
MainSource Financial Group Inc.	390	7,995
Marshall & Ilsley Corp.	8,608	346,902
MB Financial Inc. 2	450	17,838
MBT Financial Corp.	507	9,952
Mellon Financial Corp.	11,441	316,801
Mercantile Bank Corp.	90	3,136
Mercantile Bankshares Corp.	3,109	149,108
Mid-State Bancshares 2	930	23,929

Midwest Banc Holdings Inc.	377	7,246
National City Corp.	23,056	890,423
National Commerce Financial Corp. 3	7,911	270,635
National Penn Bancshares Inc. 2	1,073	34,304
NBC Capital Corp.	238	6,098
NBT Bancorp Inc. 2	1,166	27,319
North Fork Bancorp Inc. 2	4,387	195,002
Northern Trust Corp. 2	5,309	216,607
Oak Hill Financial Inc.	135	4,695
Old National Bancorp 2	2,593	64,410
Omega Financial Corp. 2	317	10,968
Oriental Financial Group Inc.	265	7,171
Origen Financial Inc.	288	2,120
Pacific Capital Bancorp	1,025	30,319
Park National Corp. 2	332	42,240
PennRock Financial Services Corp. 2	205	5,691
Peoples Bancorp Inc. 2	493	12,976
Peoples Holding Co. 2	367	11,946
Placer Sierra Bancshares 1	231	4,851
PNC Financial Services Group	10,892	589,257
Popular Inc.	10,340	271,942
Prosperity Bancshares Inc. 2	675	18,036
Provident Bankshares Corp.	1,192	39,992
Regions Financial Corp.	17,885	591,278
Republic Bancorp Inc. 2	2,510	38,654
Republic Bancorp Inc. Class A	329	7,633
Riggs National Corp.	553	12,277
Royal Bancshares of Pennsylvania Class A	128	3,107
S&T Bancorp Inc. 2	886	31,639
Sandy Spring Bancorp Inc. 2	422	13,799
Santander BanCorp	256	6,400
SCBT Financial Corp.	321	9,469
Seacoast Banking Corp. of Florida	230	4,913
Security Bank Corp.	141	4,935
Signature Bank 1	153	4,093
Silicon Valley Bancshares 1 2	226	8,400
Simmons First National Corp. Class A 2	610	15,604
Sky Financial Group Inc.	4,034	100,850
South Financial Group Inc. (The) 2	2,751	77,578
Southern Community Financial Corp.	684	7,613
Southside Bancshares Inc.	235	4,785
SouthTrust Corp.	12,805	533,456
Southwest Bancorp Inc.	378	8,335
Southwest Bancorp of Texas Inc.	252	5,075
State Bancorp Inc.	181	4,100
State Financial Services Corp. Class A	234	6,421
State Street Corp.	6,691	285,773
Sterling Bancorp	172	4,653
Sterling Bancshares Inc. 2	1,556	20,928
Sterling Financial Corp. (Pennsylvania)	483	12,964
Sun Bancorp Inc. (New Jersey) 1	257	5,636
SunTrust Banks Inc.	9,836	692,553
Susquehanna Bancshares Inc.	1,703	41,894
SY Bancorp Inc. 2	155	3,498
Synovus Financial Corp.	3,655	95,578
Taylor Capital Group Inc.	179	4,296
TCF Financial Corp.	658	19,931
Texas Capital Bancshares Inc. 1	187	3,394
Texas Regional Bancshares Inc. Class A	697	21,670
Tompkins Trustco Inc. 2	248	11,480
TriCo Bancshares	474	9,916
Trustmark Corp.	1,839	57,156
U.S. Bancorp	67,081	1,938,641
UMB Financial Corp. 2	537	25,599

Umpqua Holdings Corp. 2	1,591	35,893
Union Bankshares Corp.	303	9,441
UnionBanCal Corp.	2,206	130,617
United Bancshares Inc.	1,426	49,411
United Community Banks Inc. 2	422	10,242
Unizan Financial Corp.	877	24,214
USB Holding Co. Inc.	327	8,267
Valley National Bancorp 2	3,617	92,378
Virginia Financial Group Inc. 2	271	8,807
W Holding Co. Inc.	1,172	22,268
Wachovia Corp.	51,024	2,395,577
Washington Trust Bancorp Inc. 2	504	13,180
Wells Fargo & Co.	65,494	3,905,407
WesBanco Inc. 2	699	20,327
West Coast Bancorp	621	12,935
Westamerica Bancorp 2	503	27,610
Western Sierra Bancorp 1	196	6,525
Whitney Holding Corp.	1,622	68,124
Wilmington Trust Corp.	2,585	93,603
Yardville National Bancorp	319	9,283
Zions Bancorporation	3,472	211,931

		29,167,815

BEVERAGES—0.49%
Anheuser-Busch Companies Inc.	2,844	142,058
Boston Beer Co. Inc. Class A 1	49	1,235
Brown-Forman Corp. Class B	1,053	48,227
Coca-Cola Bottling Co. Consolidated	72	3,889
Coca-Cola Co. (The)	8,743	350,157
Coca-Cola Enterprises Inc.	9,112	172,217
Constellation Brands Inc. 1	3,555	135,303
Coors (Adolph) Co. Class B 2	1,041	70,705
Farmer Brothers Co. 2	180	4,811
National Beverage Corp.	356	2,876
Pepsi Bottling Group Inc.	590	16,018
PepsiAmericas Inc. 2	2,866	54,741
PepsiCo Inc.	3,510	170,761
Robert Mondavi Corp. (The) Class A 1	371	14,532

		1,187,530

BIOTECHNOLOGY—0.19%
Applera Corp. - Celera Genomics Group 1	2,611	30,523
Barrier Therapeutics Inc. 1	67	815
Biogen Idec Inc. 1	631	38,598
Bio-Rad Laboratories Inc. Class A 1	399	20,389
Cambrex Corp.	1,110	24,364
Cell Genesys Inc. 1 2	1,966	17,635
CuraGen Corp. 1 2	860	4,730
Cytokinetics Inc. 1	78	1,037
Enzon Pharmaceuticals Inc. 1	660	10,527
Human Genome Sciences Inc. 1 2	4,817	52,553
ICOS Corp. 1 2	996	24,043
Incyte Corp. 1 2	1,251	12,047
Invitrogen Corp. 1	1,044	57,410
Maxygen Inc. 1	742	7,338
Millennium Pharmaceuticals Inc. 1	5,316	72,882
Momenta Pharmaceuticals Inc. 1	63	518
Neose Technologies Inc. 1	35	262
Oscient Pharmaceuticals Corp. 1	1,935	6,869
Praecis Pharmaceuticals Inc. 1 2	1,494	3,287
Protein Design Labs Inc. 1	3,032	59,367
Seattle Genetics Inc. 1	969	6,366
Serologicals Corp. 1 2	234	5,459
Transkaryotic Therapies Inc. 1	34	603
Vertex Pharmaceuticals Inc. 1	1,288	13,524

		471,146

BUILDING MATERIALS—0.52%
Aaon Inc. 1	26	452
Apogee Enterprises Inc. 2	1,055	13,641
Comfort Systems USA Inc. 1	1,386	9,148
Eagle Materials Inc. 2	625	44,562
ElkCorp.	76	2,110
Florida Rock Industries Inc.	885	43,356
Genlyte Group Inc. (The) 1	441	28,396
Lafarge North America Inc.	1,301	61,004
Lennox International Inc.	1,383	20,662
LSI Industries Inc.	974	10,169
Martin Marietta Materials Inc.	1,880	85,108
Masco Corp.	17,008	587,286
NCI Building Systems Inc. 1	309	9,857
Texas Industries Inc.	863	44,393
U.S. Concrete Inc. 1	1,163	7,187
Universal Forest Products Inc.	490	16,758
USG Corp. 1 2	1,109	20,217
Vulcan Materials Co.	3,967	202,119
York International Corp.	1,658	52,376

		1,258,801

CHEMICALS—2.79%
Air Products & Chemicals Inc.	8,770	476,913
Airgas Inc.	1,919	46,190
Albemarle Corp.	1,230	43,161
Arch Chemicals Inc. 2	895	25,507
Ashland Inc.	2,738	153,547
Cabot Corp.	2,469	95,229
Crompton Corp.	4,497	42,677
Cytec Industries Inc. 2	1,544	75,579
Dow Chemical Co. (The)	34,004	1,536,301
Du Pont (E.I.) de Nemours and Co.	38,817	1,661,368
Eastman Chemical Co.	3,010	143,125
Engelhard Corp.	4,885	138,490
Ferro Corp.	1,530	33,369
FMC Corp. 1	1,413	68,629
Fuller (H.B.) Co.	1,171	32,085
Georgia Gulf Corp.	510	22,741
Grace (W.R.) & Co. 1	2,555	24,145
Great Lakes Chemical Corp. 2	1,923	49,229
Hercules Inc. 1	2,153	30,680
International Flavors & Fragrances Inc.	552	21,086
Kronos Worldwide Inc. 4	0	13
Lubrizol Corp.	2,182	75,497
Lyondell Chemical Co. 2	5,189	116,545
Millennium Chemicals Inc. 1 2	2,593	54,998
Minerals Technologies Inc. 2	835	49,148
NewMarket Corp. 1	629	13,134
NL Industries Inc. 2	184	3,369
Octel Corp.	569	12,086
Olin Corp.	1,493	29,860
OM Group Inc. 1	1,052	38,461
OMNOVA Solutions Inc. 1	528	3,184
PolyOne Corp. 1	3,344	25,147
PPG Industries Inc.	6,647	407,328
Praxair Inc.	8,993	384,361
Quaker Chemical Corp. 2	317	7,656
Rohm & Haas Co.	6,216	267,102
RPM International Inc. 2	4,527	79,902
Schulman (A.) Inc. 2	1,243	27,396

Sensient Technologies Corp.	1,898	41,073
Sherwin-Williams Co. (The)	4,227	185,819
Sigma-Aldrich Corp. 2	2,063	119,654
Spartech Corp.	1,067	26,782
Stepan Co.	246	5,852
Terra Industries Inc. 1	1,719	14,887
Valhi Inc.	412	6,192
Valspar Corp. (The)	2,032	94,854
Wellman Inc. 2	1,299	11,016
Westlake Chemical Corp. 1	231	5,151

		6,826,518

COAL—0.13%
Arch Coal Inc. 2	1,372	48,692
CONSOL Energy Inc.	1,317	45,950
Massey Energy Co. 2	2,953	85,430
Peabody Energy Corp. 2	2,486	147,917

		327,989

COMMERCIAL SERVICES—0.94%
ABM Industries Inc.	1,490	30,023
ADESA Inc. 1	3,343	54,925
Albany Molecular Research Inc. 1 2	931	8,938
Alderwoods Group Inc. 1	1,567	15,404
Banta Corp.	190	7,552
BearingPoint Inc. 1 2	5,173	46,247
Bowne & Co. Inc.	677	8,794
CDI Corp.	86	1,763
Cendant Corp.	30,423	657,137
Central Parking Corp. 2	616	8,144
Century Business Services Inc. 1 2	1,867	8,383
Chemed Corp. 2	491	27,368
Clark Inc. 1	493	6,675
Consolidated Graphics Inc. 1	146	6,117
Convergys Corp. 1	5,705	76,618
Cornell Companies Inc. 1	497	6,163
Corrections Corp. of America 1	682	24,116
Cross Country Healthcare Inc. 1 2	899	13,934
Deluxe Corp.	1,943	79,702
Dollar Thrifty Automotive Group Inc. 1	993	24,160
Donnelley (R.R.) & Sons Co.	8,427	263,934
Electro Rent Corp.	551	6,083
Equifax Inc.	1,632	43,020
Exponent Inc. 1	225	6,199
First Advantage Corp. Class A 1	36	578
First Health Group Corp. 1	962	15,479
Forrester Research Inc. 1	150	2,286
FTI Consulting Inc. 1 2	1,413	26,706
Geo Group Inc. (The) 1	391	7,996
Healthcare Services Group Inc.	29	521
Hooper Holmes Inc.	1,802	8,073
Hudson Highland Group Inc. 1 2	32	934
Insurance Auto Auctions Inc. 1 2	435	7,460
Integrated Electrical Services Inc. 1	770	3,704
Interactive Data Corp. 1 2	1,349	25,388
Jackson Hewitt Tax Service Inc.	289	5,846
Kelly Services Inc. Class A 2	558	14,904
Landauer Inc.	130	6,101
Laureate Education Inc. 1	274	10,198
Magellan Health Services Inc. 1	828	30,272
Manpower Inc.	1,830	81,417
MAXIMUS Inc. 1	790	22,760
McKesson Corp.	6,186	158,671
Medical Staffing Network Holdings Inc. 1	433	2,659

MemberWorks Inc. 1 2	220	5,773
Midas Inc. 1 2	126	2,041
MoneyGram International Inc.	1,850	31,598
Monro Muffler Brake Inc. 1	11	240
MPS Group Inc. 1	2,949	24,801
National Processing Inc. 1	54	1,432
NCO Group Inc. 1 2	970	26,141
PAREXEL International Corp. 1	164	3,214
PRG-Schultz International Inc. 1 2	1,474	8,461
Princeton Review Inc. (The) 1	302	2,265
ProxyMed Inc. 1	207	2,064
QC Holdings Inc. 1	288	4,588
Quanta Services Inc. 1	1,032	6,244
Rent-A-Center Inc. 1	751	19,421
Rent-Way Inc. 1 2	166	1,137
Service Corp. International 1	13,152	81,674
ServiceMaster Co. (The)	4,697	60,403
SOURCECORP Inc. 1	547	12,111
Spherion Corp. 1	2,411	18,854
Stewart Enterprises Inc. Class A 1	3,913	27,195
TeleTech Holdings Inc. 1 2	491	4,635
United Rentals Inc. 1	1,688	26,822
Valassis Communications Inc. 1	878	25,971
Viad Corp.	462	10,963
Volt Information Sciences Inc. 1	309	8,890
Watson Wyatt & Co. Holdings	407	10,704

		2,290,994

COMPUTERS—2.88%
ActivCard Corp. 1	1,961	12,041
Advanced Digital Information Corp. 1	1,208	10,510
Affiliated Computer Services Inc. Class A 1 2	1,467	81,668
Agilysys Inc.	1,187	20,523
Apple Computer Inc. 1	7,324	283,805
BISYS Group Inc. (The) 1	4,703	68,711
Brocade Communications Systems Inc. 1	1,923	10,865
Cadence Design Systems Inc. 1	4,679	61,014
Catapult Communications Corp. 1	165	3,109
Ceridian Corp. 1	1,949	35,881
CIBER Inc. 1 2	916	6,888
Compucom Systems Inc. 1	932	4,269
Computer Sciences Corp. 1	7,311	344,348
Diebold Inc.	2,820	131,694
Digimarc Corp. 1 2	466	4,213
DigitalNet Holdings Inc. 1	34	1,027
Electronic Data Systems Corp.	19,819	384,290
Electronics For Imaging Inc. 1 2	703	11,417
EMC Corp. 1	18,994	219,191
Equinix Inc. 1	114	3,508
Gateway Inc. 1	6,315	31,259
Hewlett-Packard Co.	118,425	2,220,469
Hutchinson Technology Inc. 1 2	911	24,351
iGATE Corp. 1	94	346
Imation Corp. 2	1,317	46,872
InFocus Corp. 1	1,482	13,575
Intergraph Corp. 1	310	8,423
Internap Network Services Corp. 1	5,077	3,402
International Business Machines Corp.	21,911	1,878,649
Iomega Corp. 1	372	1,730
Kanbay International Inc. 1	119	2,530
Komag Inc. 1	1,101	15,304
Maxtor Corp. 1	5,913	30,748
McDATA Corp. Class A 1 2	4,119	20,719
MTS Systems Corp.	744	15,810

NCR Corp. 1	768	38,085
NetScout Systems Inc. 1	80	426
Overland Storage Inc. 1	237	3,316
PalmOne Inc. 1 2	1,629	49,587
PEC Solutions Inc. 1	591	6,927
Perot Systems Corp. Class A 1	2,001	32,136
Quantum Corp. 1 2	3,350	7,738
RadiSys Corp. 1	163	2,274
Reynolds & Reynolds Co. (The) Class A	264	6,513
SanDisk Corp. 1 2	928	27,023
Silicon Graphics Inc. 1 2	10,267	14,682
SimpleTech Inc. 1 2	243	889
Storage Technology Corp. 1	3,462	87,450
Sun Microsystems Inc. 1	129,364	522,631
SunGard Data Systems Inc. 1	1,313	31,210
Sykes Enterprises Inc. 1	683	3,135
TALX Corp. 2	484	11,176
Tier Technologies Inc. Class B 1 2	617	5,954
Unisys Corp. 1	12,281	126,740
Western Digital Corp. 1	5,559	48,864

		7,039,915

COSMETICS & PERSONAL CARE—0.62%
Alberto-Culver Co.	436	18,957
Chattem Inc. 1	157	5,063
Colgate-Palmolive Co.	3,473	156,910
Gillette Co. (The)	2,924	122,048
Kimberly-Clark Corp.	11,307	730,319
Procter & Gamble Co.	8,727	472,305
Revlon Inc. Class A 1	4,888	12,318

		1,517,920

DISTRIBUTION & WHOLESALE—0.32%
Advanced Marketing Services Inc. 2	555	5,988
Aviall Inc. 1	860	17,544
Brightpoint Inc. 1 2	728	12,522
Building Materials Holdings Corp. 2	495	13,622
Genuine Parts Co.	6,763	259,564
Grainger (W.W.) Inc. 2	2,743	158,134
Handleman Co.	993	20,317
Hughes Supply Inc.	1,366	41,076
Ingram Micro Inc. Class A 1	4,223	67,990
LKQ Corp. 1	411	7,509
Tech Data Corp. 1	2,306	88,896
United Stationers Inc. 1 2	1,202	52,167
Watsco Inc. 2	856	25,706

		771,035

DIVERSIFIED FINANCIAL SERVICES—10.29%
Advanta Corp. Class B	752	18,191
AmeriCredit Corp. 1 2	6,127	127,932
Archipelago Holdings Inc. 1	258	3,821
Asta Funding Inc.	122	1,975
Bear Stearns Companies Inc. (The)	4,066	391,027
BKF Capital Group Inc.	92	2,696
Capital One Financial Corp.	2,605	192,509
Capital Southwest Corp.	71	5,396
Capital Trust Inc. Class A	329	9,574
CharterMac	1,718	37,779
CIT Group Inc.	8,256	308,692
Citigroup Inc.	200,579	8,849,545
Cohen & Steers Inc.	310	4,786
Collegiate Funding Services LLC 1	369	4,635
CompuCredit Corp. 1	674	12,550

Countrywide Financial Corp.	21,681	854,015
E*TRADE Financial Corp. 1	6,114	69,822
Edwards (A.G.) Inc. 2	3,117	107,911
Federal Agricultural Mortgage Corp. 1	191	4,238
Federal Home Loan Mortgage Corp.	24,607	1,605,361
Federated Investors Inc. Class B	324	9,215
Financial Federal Corp. 1 2	664	24,887
Franklin Resources Inc.	5,462	304,561
Friedman, Billings, Ramsey Group Inc. Class A 2	2,214	42,287
Gabelli Asset Management Inc. Class A	136	5,828
Goldman Sachs Group Inc. (The)	11,884	1,108,064
Greenhill & Co. Inc.	154	3,634
IndyMac Bancorp Inc.	1,178	42,644
Instinet Group Inc. 1	4,908	24,687
Investment Technology Group Inc. 1 2	1,723	26,362
Janus Capital Group Inc.	9,304	126,627
Jefferies Group Inc.	1,982	68,320
JP Morgan Chase & Co.	138,296	5,494,500
Knight Trading Group Inc. 1 2	4,257	39,292
LaBranche & Co. Inc. 1 2	2,308	19,503
Lehman Brothers Holdings Inc.	10,745	856,591
Marlin Business Services Corp. 1	58	1,088
MBNA Corp.	11,779	296,831
Merrill Lynch & Co. Inc.	37,182	1,848,689
Metris Companies Inc. 1	1,298	12,694
Morgan Stanley	37,240	1,835,932
New Century Financial Corp. 2	211	12,706
Nuveen Investments Inc. Class A	235	6,956
Piper Jaffray Companies Inc. 1 2	646	25,575
Providian Financial Corp. 1	8,195	127,350
Raymond James Financial Inc. 2	2,410	58,129
Sanders Morris Harris Group Inc. 2	447	5,391
Schwab (Charles) Corp. (The)	4,601	42,283
Stifel Financial Corp. 1	268	5,253
Student Loan Corp.	138	19,561
SWS Group Inc.	549	8,828
Westcorp Inc.	512	21,770
WFS Financial Inc.	133	6,191

		25,144,684

ELECTRIC—5.28%
Allegheny Energy Inc. 1 2	4,024	64,223
ALLETE Inc.	1,114	36,216
Alliant Energy Corp.	4,356	108,377
Ameren Corp.	7,564	349,079
American Electric Power Co. Inc. 2	15,349	490,554
Aquila Inc. 1	7,253	22,629
Avista Corp. 2	1,931	34,951
Black Hills Corp.	1,293	35,920
Calpine Corp. 1 2	16,612	48,175
CenterPoint Energy Inc. 2	10,604	109,857
Central Vermont Public Service Corp. 2	442	8,889
CH Energy Group Inc. 2	607	27,801
Cinergy Corp.	6,988	276,725
Cleco Corp.	1,975	34,049
CMS Energy Corp. 1 2	6,322	60,185
Consolidated Edison Inc. 2	9,335	392,443
Constellation Energy Group Inc.	6,545	260,753
Dominion Resources Inc.	12,697	828,479
DPL Inc. 2	4,925	101,356
DTE Energy Co.	6,737	284,234
Duke Energy Corp.	35,577	814,358
Duquesne Light Holdings Inc. 2	2,574	46,229
Edison International	12,654	335,458

El Paso Electric Co. 1	1,983	31,867
Empire District Electric Co. (The) 2	918	18,865
Energy East Corp. 2	5,699	143,501
Entergy Corp.	8,970	543,672
Exelon Corp.	25,648	941,025
FirstEnergy Corp.	12,807	526,112
FPL Group Inc.	7,131	487,190
Great Plains Energy Inc.	2,892	84,302
Hawaiian Electric Industries Inc. 2	3,136	83,229
IDACORP Inc. 2	1,547	44,956
MDU Resources Group Inc.	4,589	120,828
MGE Energy Inc.	596	18,965
NiSource Inc.	10,258	215,521
Northeast Utilities	4,983	96,620
NRG Energy Inc. 1	3,054	82,275
NSTAR	2,065	101,391
OGE Energy Corp. 2	3,418	86,236
Otter Tail Corp. 2	1,058	26,979
Pepco Holdings Inc.	6,792	135,161
PG&E Corp. 1	15,382	467,613
Pinnacle West Capital Corp.	3,593	149,109
PNM Resources Inc. 2	2,253	50,715
PPL Corp.	7,355	347,009
Progress Energy Inc.	9,575	405,405
Public Service Enterprise Group Inc. 2	9,204	392,090
Puget Energy Inc.	3,866	87,758
Reliant Energy Inc. 1	11,692	109,086
SCANA Corp.	4,319	161,271
Sierra Pacific Resources Corp. 1 2	4,585	41,036
Southern Co. (The)	28,615	857,878
TECO Energy Inc.	7,335	99,243
Texas Genco Holdings Inc.	536	25,004
TXU Corp.	11,557	553,811
UIL Holdings Corp. 2	494	24,300
UniSource Energy Corp.	1,316	32,045
Westar Energy Inc.	3,313	66,923
Wisconsin Energy Corp.	4,633	147,793
WPS Resources Corp. 2	1,480	66,585
Xcel Energy Inc.	15,479	268,096

		12,912,405

ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
American Power Conversion Corp.	3,096	53,839
AMETEK Inc.	776	23,528
Artesyn Technologies Inc. 1 2	284	2,834
Belden CDT Inc. 2	1,439	31,370
C&D Technologies Inc.	972	18,487
Capstone Turbine Corp. 1	1,590	2,433
Color Kinetics Inc. 1	149	1,907
Emerson Electric Co.	13,058	808,160
Energizer Holdings Inc. 1 2	1,808	83,349
EnerSys 1	391	5,024
General Cable Corp. 1 2	1,421	15,119
GrafTech International Ltd. 1 2	3,139	43,789
Hubbell Inc. Class B 2	2,357	105,664
Littelfuse Inc. 1	50	1,726
Magnetek Inc. 1	1,198	8,949
Molex Inc.	881	26,271
Powell Industries Inc. 1	183	3,084
Power-One Inc. 1	1,023	6,629
Rayovac Corp. 1	89	2,345
Valence Technology Inc. 1 2	1,434	4,933
Wilson Greatbatch Technologies Inc. 1	140	2,505

		1,251,945

ELECTRONICS—0.56%
Agilent Technologies Inc. 1	1,656	35,720
Analogic Corp. 2	107	4,461
Applera Corp. - Applied Biosystems Group	7,844	148,016
Arrow Electronics Inc. 1 2	4,482	101,204
Avnet Inc. 1	4,552	77,930
AVX Corp. 2	1,297	15,369
Benchmark Electronics Inc. 1 2	689	20,532
Brady Corp. Class A	299	14,582
Checkpoint Systems Inc. 1 2	1,318	20,521
Coherent Inc. 1	721	18,703
CTS Corp. 2	668	8,417
Cubic Corp. 2	597	13,671
DDi Corp. 1	774	3,924
Electro Scientific Industries Inc. 1	1,099	19,068
FEI Co. 1	219	4,327
FSI International Inc. 1	189	790
KEMET Corp. 1 2	3,536	28,606
Merix Corp. 1	593	6,143
Methode Electronics Inc.	1,358	17,369
Mettler Toledo International Inc. 1	693	32,723
Molecular Devices Corp. 1	124	2,923
Multi-Fineline Electronix Inc. 1	139	1,302
OSI Systems Inc. 1 2	172	2,769
Park Electrochemical Corp.	763	16,176
Parker Hannifin Corp.	4,648	273,581
Paxar Corp. 1 2	1,056	23,950
PerkinElmer Inc.	2,265	39,003
Planar Systems Inc. 1 2	433	4,854
Plexus Corp. 1 2	1,136	12,541
Rofin-Sinar Technologies Inc. 1	498	14,631
Sanmina-SCI Corp. 1	9,994	70,458
SBS Technologies Inc. 1	439	5,356
Stoneridge Inc. 1 2	743	10,476
Sypris Solutions Inc.	236	3,221
Technitrol Inc. 1 2	1,441	28,099
Tektronix Inc.	472	15,694
Thermo Electron Corp. 1	2,819	76,169
Thomas & Betts Corp. 2	2,184	58,575
Vishay Intertechnology Inc. 1	4,577	59,043
Watts Water Technologies Inc. Class A	837	22,473
Woodhead Industries Inc.	305	4,209
Woodward Governor Co.	389	26,254
Zygo Corp. 1	192	1,945

		1,365,778

ENERGY - ALTERNATE SOURCES—0.00%
KFx Inc. 1 2	493	3,801

		3,801

ENERGY & RELATED—0.00%
Edge Petroleum Corp. 1	190	3,034
Syntroleum Corp. 1 2	825	5,791

		8,825

ENGINEERING & CONSTRUCTION—0.12%
Dycom Industries Inc. 1	453	12,861
EMCOR Group Inc. 1 2	639	24,039
Fluor Corp. 2	1,968	87,615
Granite Construction Inc.	1,231	29,421
Infrasource Services Inc. 1	411	4,315
Insituform Technologies Inc. Class A 1 2	669	12,490
Jacobs Engineering Group Inc. 1	502	19,222

Perini Corp. 1	432	6,160
Shaw Group Inc. (The) 1 2	2,567	30,804
URS Corp. 1	1,213	32,363
Washington Group International Inc. 1	991	34,308

		293,598

ENTERTAINMENT—0.10%
AMC Entertainment Inc. 1	1,179	22,566
Argosy Gaming Co. 1	395	15,484
Carmike Cinemas Inc.	246	8,662
Churchill Downs Inc. 2	356	13,937
Dover Downs Gaming & Entertainment Inc.	186	1,914
Dover Motorsports Inc.	562	2,411
Empire Resorts Inc. 1 2	320	2,400
Gaylord Entertainment Co. 1 2	1,103	34,193
International Speedway Corp. Class A	99	4,940
Isle of Capri Casinos Inc. 1	193	3,738
Magna Entertainment Corp. Class A 1	1,745	9,510
Metro-Goldwyn-Mayer Inc.	1,615	18,686
Nevada Gold & Casinos Inc. 1	278	3,342
Pinnacle Entertainment Inc. 1	1,361	18,782
Regal Entertainment Group Class A 2	1,305	24,925
Six Flags Inc. 1 2	3,539	19,252
Speedway Motorsports Inc.	250	8,332
Steinway Musical Instruments Inc. 1	243	6,610
Sunterra Corp. 1 2	767	7,310
Vail Resorts Inc. 1	749	13,534

		240,528

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. 1	6,236	55,189
Calgon Carbon Corp.	1,357	9,798
IMCO Recycling Inc. 1	262	2,987
Ionics Inc. 1 2	626	16,902
Layne Christensen Co. 1 2	330	4,973
Metal Management Inc. 1	551	10,017
Republic Services Inc. 2	5,992	178,322
Tetra Tech Inc. 1	507	6,424
TRC Companies Inc. 1	172	3,228
Waste Management Inc.	4,735	129,455

		417,295

FOOD—2.09%
Albertson’s Inc. 2	14,284	341,816
American Italian Pasta Co. Class A 2	541	14,147
Archer-Daniels-Midland Co.	22,617	384,037
Arden Group Inc. Class A	44	3,740
Cal-Maine Foods Inc. 2	421	4,618
Campbell Soup Co.	4,490	118,042
Chiquita Brands International Inc. 1 2	1,695	29,510
ConAgra Foods Inc.	20,584	529,215
Corn Products International Inc. 2	1,423	65,600
Dean Foods Co. 1	6,104	183,242
Del Monte Foods Co. 1	7,139	74,888
Flowers Foods Inc. 2	1,312	33,915
General Mills Inc.	11,256	505,394
Great Atlantic & Pacific Tea Co. 1 2	955	5,825
Hain Celestial Group Inc. 1 2	984	17,397
Heinz (H.J.) Co.	6,662	239,965
Hershey Foods Corp.	1,484	69,318
Hormel Foods Corp.	2,881	77,153
Ingles Markets Inc. Class A	371	4,474
J&J Snack Foods Corp. 1	258	11,063
Kellogg Co.	4,033	172,048

Kraft Foods Inc. 2	10,336	327,858
Kroger Co. 1	28,754	446,262
Lance Inc.	989	15,972
M&F Worldwide Corp. 1 2	478	6,219
McCormick & Co. Inc. NVS	1,319	45,294
MGP Ingredients Inc. 2	50	496
Nash Finch Co. 2	470	14,781
Pathmark Stores Inc. 1	1,123	5,447
Performance Food Group Co. 1 2	797	18,889
Pilgrim’s Pride Corp.	508	13,757
Ralcorp Holdings Inc.	1,143	41,262
Ruddick Corp.	1,290	25,336
Safeway Inc. 1	17,288	333,831
Sanderson Farms Inc. 2	227	7,593
Sanfilippo (John B.) & Son Inc. 1	235	6,157
Sara Lee Corp.	15,740	359,816
Seaboard Corp.	9	5,274
Smithfield Foods Inc. 1	3,304	82,600
Smucker (J.M.) Co. (The) 2	2,234	99,212
SUPERVALU Inc.	5,260	144,913
Tootsie Roll Industries Inc.	908	26,532
Tyson Foods Inc. Class A	8,489	135,994
Weis Markets Inc.	385	13,044
Winn-Dixie Stores Inc. 2	3,402	10,512
Wrigley (William Jr.) Co.	379	23,994

		5,096,452

FOREST PRODUCTS & PAPER—1.08%
Boise Cascade Corp.	3,424	113,951
Bowater Inc.	2,210	84,400
Buckeye Technologies Inc. 1	1,064	11,864
Caraustar Industries Inc. 1 2	1,059	17,759
Deltic Timber Corp. 2	247	9,828
Georgia-Pacific Corp.	9,910	356,264
Glatfelter Co.	1,006	12,464
International Paper Co.	18,879	762,900
Longview Fibre Co.	2,054	31,323
Louisiana-Pacific Corp.	4,285	111,196
MeadWestvaco Corp.	7,836	249,968
Pope & Talbot Inc.	620	10,912
Potlatch Corp. 2	1,138	53,270
Rock-Tenn Co. Class A	992	15,614
Schweitzer-Mauduit International Inc.	551	17,852
Temple-Inland Inc.	2,151	144,440
Wausau-Mosinee Paper Corp. 2	1,517	25,258
Weyerhaeuser Co.	9,323	619,793

		2,649,056

GAS—0.60%
AGL Resources Inc.	2,543	78,248
Atmos Energy Corp. 2	2,426	61,111
Cascade Natural Gas Corp. 2	354	7,515
Energen Corp. 2	1,420	73,201
EnergySouth Inc.	285	7,766
KeySpan Corp.	6,222	243,902
Laclede Group Inc. (The)	751	21,952
New Jersey Resources Corp.	1,049	43,429
Nicor Inc. 2	1,731	63,528
Northwest Natural Gas Co.	1,048	33,253
NUI Corp. 2	626	8,351
ONEOK Inc. 2	3,989	103,794
Peoples Energy Corp.	1,477	61,561
Piedmont Natural Gas Co. 2	1,487	65,339
Sempra Energy	7,942	287,421

South Jersey Industries Inc.	491	23,445
Southern Union Co. 1	2,410	49,405
Southwest Gas Corp.	1,336	31,997
UGI Corp.	2,000	74,520
Vectren Corp.	2,961	74,558
WGL Holdings Inc.	1,904	53,807

		1,468,103

HAND & MACHINE TOOLS—0.12%
Black & Decker Corp.	394	30,511
Kennametal Inc.	1,464	66,100
Milacron Inc. 1 2	996	3,108
Regal-Beloit Corp.	814	19,691
Snap-On Inc.	2,273	62,644
Stanley Works (The) 2	2,694	114,576

		296,630

HEALTH CARE—0.01%
Flanders Corp. 1	310	2,663
LeCroy Corp. 1	428	7,152
MedCath Corp. 1 2	348	5,505
Microtek Medical Holdings Inc. 1 2	1,741	5,502
Res-Care Inc. 1	743	8,805

		29,627

HEALTH CARE-PRODUCTS—0.20%
Animas Corp. 1	54	869
Bausch & Lomb Inc.	766	50,901
Baxter International Inc.	2,136	68,694
Bioveris Corp. 1	406	2,521
Cardiac Science Inc. 1	2,136	4,101
CONMED Corp. 1	1,133	29,798
Dade Behring Holdings Inc. 1	248	13,818
Datascope Corp. 2	489	18,240
DJ Orthopedics Inc. 1	47	830
E-Z-Em Inc.	222	3,985
Haemonetics Corp. 1	361	11,855
Hanger Orthopedic Group Inc. 1 2	873	4,374
Henry Schein Inc. 1	184	11,465
Hillenbrand Industries Inc.	1,649	83,324
Hologic Inc. 1	459	8,845
Immunicon Corp. 1	62	620
Intuitive Surgical Inc. 1	143	3,539
Invacare Corp.	1,014	46,644
Inverness Medical Innovations Inc. 1 2	170	3,536
Mentor Corp.	171	5,759
Ocular Sciences Inc. 1	173	8,299
Quidel Corp. 1	212	960
Sola International Inc. 1	1,292	24,613
Stereotaxis Inc. 1	71	692
Steris Corp. 1	375	8,227
Sybron Dental Specialties Inc. 1	454	13,479
TECHNE Corp. 1	264	10,080
Viasys Healthcare Inc. 1	1,235	20,662
Vital Sign Inc.	250	7,995
West Pharmaceutical Services Inc.	480	10,008
Zoll Medical Corp. 1	124	4,140

		482,873

HEALTH CARE-SERVICES—0.85%
Aetna Inc.	4,095	409,213
Alliance Imaging Inc. 1	380	2,839
American Medical Security Group Inc. 1	423	13,532
AMERIGROUP Corp. 1	210	11,812

Anthem Inc. 1 2	3,320	289,670
Beverly Enterprises Inc. 1 2	657	4,973
Community Health Systems Inc. 1	1,009	26,920
Genesis HealthCare Corp. 1	762	23,172
Gentiva Health Services Inc. 1	48	786
HCA Inc. 2	10,918	416,522
Health Management Associates Inc. Class A	950	19,408
Health Net Inc. 1 2	4,391	108,546
Humana Inc. 1	6,287	125,614
Kindred Healthcare Inc. 1 2	1,013	24,717
Laboratory Corp. of America Holdings 1	231	10,099
Manor Care Inc.	680	20,373
Matria Healthcare Inc. 1 2	50	1,415
Molina Healthcare Inc. 1	80	2,840
National Healthcare Corp.	101	2,878
OCA Inc. 1 2	1,331	6,309
Option Care Inc.	306	4,734
PacifiCare Health Systems Inc. 1 2	2,587	94,943
Pediatrix Medical Group Inc. 1	64	3,510
Province Healthcare Co. 1	1,754	36,694
Radiation Therapy Services Inc. 1	185	2,098
RehabCare Group Inc. 1	505	11,630
Specialty Laboratories Inc. 1	64	672
Sunrise Senior Living Inc. 1	552	19,386
Tenet Healthcare Corp. 1 2	18,084	195,126
Triad Hospitals Inc. 1 2	1,950	67,158
Universal Health Services Inc. Class B	894	38,889
Wellcare Health Plans Inc. 1	200	3,790
WellChoice Inc. 1	511	19,076
WellPoint Health Networks Inc. 1	641	67,363

		2,086,707

HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	2,007	113,697
Resource America Inc. Class A	362	8,540
Terremark Worldwide Inc. 1	2,578	1,650
Walter Industries Inc. 2	899	14,402

		138,289

HOME BUILDERS—0.43%
Beazer Homes USA Inc. 2	530	56,652
Brookfield Homes Corp.	165	4,348
Centex Corp.	2,479	125,090
Coachmen Industries Inc. 2	608	9,594
D.R. Horton Inc.	4,103	135,850
Dominion Homes Inc. 1 2	175	4,169
Hovnanian Enterprises Inc. Class A 1	312	12,511
KB Home	1,298	109,668
Lennar Corp. Class A	2,975	141,610
M.D.C. Holdings Inc.	398	29,094
M/I Homes Inc.	409	17,358
Meritage Homes Corp. 1	53	4,166
Orleans Homebuilders Inc. 1 2	121	2,725
Palm Harbor Homes Inc. 1 2	193	3,252
Pulte Homes Inc.	2,390	146,674
Ryland Group Inc.	794	73,572
Skyline Corp. 2	253	10,133
Standard-Pacific Corp.	1,257	70,857
Technical Olympic USA Inc. 2	314	8,867
Toll Brothers Inc. 1	1,080	50,036
WCI Communities Inc. 1 2	1,232	28,706

		1,044,932

HOME FURNISHINGS—0.19%
American Woodmark Corp. 2	330	12,218
Applica Inc. 1	748	3,022
Bassett Furniture Industries Inc. 2	435	8,213
Ethan Allen Interiors Inc.	725	25,194
Furniture Brands International Inc. 2	1,791	44,918
Hooker Furniture Corp.	258	7,129
Kimball International Inc. Class B	802	11,132
La-Z-Boy Inc. 2	2,106	31,969
Leggett & Platt Inc.	4,578	128,642
Maytag Corp.	1,272	23,367
Stanley Furniture Co. Inc.	23	1,012
Whirlpool Corp.	2,681	161,101

		457,917

HOUSEHOLD PRODUCTS & WARES—0.14%
American Greetings Corp. Class A	2,403	60,363
Blyth Inc.	855	26,420
Central Garden & Pet Co. 1	623	19,076
Clorox Co.	1,702	90,717
CSS Industries Inc. 2	338	10,458
Ennis Inc.	610	13,066
Fortune Brands Inc.	347	25,709
Harland (John H.) Co. 2	203	6,364
Jarden Corp. 1	52	1,897
Playtex Products Inc. 1	783	4,933
Russ Berrie & Co. Inc. 2	316	6,367
Scotts Co. (The) Class A 1	679	43,558
Standard Register Co. (The) 2	242	2,541
Tupperware Corp.	432	7,335
Water Pik Technologies Inc. 1 2	531	7,912
WD-40 Co. 2	392	11,211

		337,927

HOUSEWARES—0.09%
Libbey Inc.	589	11,014
National Presto Industries Inc.	183	7,653
Newell Rubbermaid Inc.	9,886	198,115

		216,782

INSURANCE—5.73%
21st Century Insurance Group 2	841	11,227
Affirmative Insurance Holdings Inc. 1	305	4,813
AFLAC Inc.	1,942	76,146
Alfa Corp. 2	1,369	19,111
Alleghany Corp. 1	173	47,212
Allmerica Financial Corp. 1	2,073	55,722
Allstate Corp. (The)	27,266	1,308,495
Ambac Financial Group Inc.	3,225	257,839
American Equity Investment Life Holding Co.	832	7,896
American Financial Group Inc.	1,408	42,085
American International Group Inc.	29,606	2,012,912
American National Insurance Co. 2	314	30,392
American Physicians Capital Inc. 1	321	9,829
AmerUs Group Co. 2	1,557	63,837
AON Corp. 2	12,238	351,720
Argonaut Group Inc. 1	870	16,243
Baldwin & Lyons Inc. Class B	318	8,026
Berkley (W.R.) Corp.	2,530	106,665
Bristol West Holdings Inc.	249	4,268
Ceres Group Inc. 1	1,507	8,213
Chubb Corp.	7,360	517,261
CIGNA Corp.	5,479	381,503
Cincinnati Financial Corp.	5,787	238,540
Citizens Inc. 1 2	1,308	7,809

CNA Financial Corp. 1	909	21,825
CNA Surety Corp. 1 2	614	6,508
Commerce Group Inc. 2	926	44,818
Conseco Inc. 1 2	5,951	105,095
Crawford & Co. Class B	484	3,243
Delphi Financial Group Inc. Class A	928	37,278
Donegal Group Inc. Class A	171	3,283
EMC Insurance Group Inc.	65	1,366
Enstar Group Inc. 1 2	116	5,749
Erie Indemnity Co. Class A	1,090	55,612
FBL Financial Group Inc. Class A	440	11,524
Fidelity National Financial Inc.	6,225	237,173
First American Corp.	3,043	93,816
FPIC Insurance Group Inc. 1	397	10,262
Gallagher (Arthur J.) & Co.	190	6,295
Great American Financial Resources Inc. 2	259	3,960
Harleysville Group Inc. 2	529	10,929
Hartford Financial Services Group Inc.	11,331	701,729
HCC Insurance Holdings Inc.	1,857	55,989
Hilb, Rogal & Hobbs Co.	282	10,214
Horace Mann Educators Corp. 2	1,644	28,902
Independence Holding Co. 2	214	3,781
Infinity Property & Casualty Corp.	803	23,713
Jefferson-Pilot Corp. 2	5,420	269,157
Kansas City Life Insurance Co.	175	7,450
LandAmerica Financial Group Inc.	748	34,034
Lincoln National Corp.	6,755	317,485
Loews Corp.	5,770	337,545
Markel Corp. 1 2	185	57,054
MBIA Inc.	5,596	325,743
Mercury General Corp.	1,008	53,313
MetLife Inc.	15,613	603,442
MGIC Investment Corp.	3,837	255,352
Midland Co. (The)	308	8,424
National Western Life Insurance Co. Class A 1	70	11,403
Nationwide Financial Services Inc.	2,201	77,277
Navigators Group Inc. (The) 1	325	9,503
NYMAGIC Inc. 2	219	4,794
Odyssey Re Holdings Corp. 2	417	9,249
Ohio Casualty Corp. 1 2	2,369	49,583
Old Republic International Corp.	7,072	177,012
Penn-America Group Inc. 2	420	5,716
Philadelphia Consolidated Holding Corp. 1	612	33,733
Phoenix Companies Inc.	3,466	36,116
PMA Capital Corp. Class A 1 2	1,022	7,716
PMI Group Inc. (The)	3,718	150,876
Presidential Life Corp. 2	868	14,912
Principal Financial Group Inc.	12,395	445,848
ProAssurance Corp. 1 2	1,027	35,966
Progressive Corp. (The)	7,116	603,081
Protective Life Corp.	2,746	107,945
Prudential Financial Inc.	17,083	803,584
Radian Group Inc.	2,378	109,935
Reinsurance Group of America Inc.	1,122	46,226
RLI Corp.	756	28,388
SAFECO Corp. 2	5,446	248,610
Safety Insurance Group Inc.	378	8,403
Selective Insurance Group Inc. 2	946	35,191
St. Paul Travelers Companies Inc.	25,885	855,758
StanCorp Financial Group Inc.	1,126	80,171
State Auto Financial Corp.	180	5,211
Stewart Information Services Corp.	680	26,792
Torchmark Corp.	4,317	229,578
Transatlantic Holdings Inc.	885	48,100

Triad Guaranty Inc. 1	358	19,862
U.S.I. Holdings Corp. 1	324	4,423
UICI	1,458	47,735
United Fire & Casualty Co. 2	301	17,256
Unitrin Inc.	1,045	43,441
Universal American Financial Corp. 1	1,042	13,473
UNUMProvident Corp. 2	11,514	180,655
Vesta Insurance Group	728	3,269
Wesco Financial Corp.	46	16,169
Zenith National Insurance Corp.	47	1,989

		13,994,776

INTERNET—0.21%
Agile Software Corp. 1	1,036	8,215
Alloy Inc. 1 2	1,358	5,147
Ariba Inc. 1	1,691	15,794
AsiaInfo Holdings Inc. 1	436	2,128
Avocent Corp. 1	190	4,946
Blue Nile Inc. 1 2	125	4,210
CheckFree Corp. 1 2	1,024	28,334
DoubleClick Inc. 1	936	5,532
E.piphany Inc. 1	3,174	12,791
EarthLink Inc. 1	282	2,905
Google Inc. Class A 1	40	5,184
HomeStore Inc. 1 2	3,603	8,323
IAC/InterActiveCorp 1 2	6,858	151,013
Internet Capital Group Inc. 1	1,339	8,650
Internet Security Systems Inc. 1	883	15,011
Interwoven Inc. 1	1,804	13,061
Keynote Systems Inc. 1	253	3,582
McAfee Inc. 1	1,004	20,180
Motive Inc. 1	87	977
Neoforma Inc. 1 2	490	4,562
NetBank Inc. 2	1,775	17,768
NetRatings Inc. 1	253	4,511
PC-Tel Inc. 1	345	2,850
Phase Forward Inc. 1	121	999
Priceline.com Inc. 1 2	366	8,114
Redback Networks Inc. 1	1,253	6,541
RightNow Technologies Inc. 1	104	1,303
Safeguard Scientifics Inc. 1	1,666	3,115
SonicWALL Inc. 1	697	4,712
Stellent Inc. 1	450	3,470
TIBCO Software Inc. 1 2	1,782	15,165
TriZetto Group Inc. (The) 1	281	1,638
VeriSign Inc. 1	2,905	57,751
Verity Inc. 1	820	10,562
Vignette Corp. 1	6,135	8,160
WatchGuard Technologies Inc. 1 2	693	3,243
WebMD Corp. 1 2	4,539	31,591
webMethods Inc. 1	529	2,814

		504,852

INVESTMENT COMPANIES—0.10%
Allied Capital Corp. 2	4,939	120,462
American Capital Strategies Ltd.	2,054	64,372
Apollo Investment Corp.	2,433	34,427
Gladstone Capital Corp. 2	291	6,609
MCG Capital Corp. 2	1,220	21,179

		247,049

IRON & STEEL—0.20%
AK Steel Holding Corp. 1	1,986	16,206
Carpenter Technology Corp.	888	42,393

Cleveland-Cliffs Inc. 1 2	179	14,476
Gibraltar Steel Corp. 2	435	15,730
International Steel Group Inc. 1 2	535	18,030
Nucor Corp.	1,549	141,532
Oregon Steel Mills Inc. 1	855	14,219
Reliance Steel & Aluminum Co.	291	11,553
Ryerson Tull Inc.	322	5,529
Schnitzer Steel Industries Inc. Class A 2	694	22,451
Steel Dynamics Inc.	162	6,256
Steel Technologies Inc.	465	11,912
United States Steel Corp. 2	4,404	165,678
Wheeling-Pittsburgh Corp. 1	141	4,415

		490,380

LEISURE TIME—0.13%
Arctic Cat Inc.	442	11,470
Brunswick Corp.	1,549	70,882
Callaway Golf Co. 2	2,786	29,448
K2 Inc. 1 2	1,276	18,260
Life Time Fitness Inc. 1	200	5,132
Nautilus Group Inc. (The) 2	1,101	24,872
Navigant International Inc. 1 2	551	8,998
Pegasus Solutions Inc. 1	713	8,499
Sabre Holdings Corp.	5,348	131,186

		308,747

LODGING—0.36%
Ameristar Casinos Inc.	228	6,897
Aztar Corp. 1	1,332	35,298
Boca Resorts Inc. Class A 1	707	13,129
Caesars Entertainment Inc. 1	12,062	201,435
Harrah’s Entertainment Inc.	1,994	105,642
Hilton Hotels Corp.	2,180	41,071
La Quinta Corp. 1	7,259	56,620
Lakes Gaming Inc. 1	573	6,005
Marcus Corp. 2	798	15,537
Marriott International Inc. Class A	897	46,608
MGM Mirage 1 2	1,904	94,534
MTR Gaming Group Inc. 1	434	4,045
Prime Hospitality Corp. 1	1,375	16,734
Starwood Hotels & Resorts Worldwide Inc.	5,145	238,831

		882,386

MACHINERY—0.55%
AGCO Corp. 1	3,381	76,478
Albany International Corp. Class A	985	29,363
Applied Industrial Technologies Inc.	671	23,982
Astec Industries Inc. 1	253	4,837
Briggs & Stratton Corp.	207	16,808
Bucyrus International Inc. Class A 1	74	2,486
Cascade Corp.	366	10,160
Caterpillar Inc.	3,129	251,728
Cummins Inc. 2	1,488	109,948
Deere & Co.	5,575	359,866
Flowserve Corp. 1	2,096	50,681
Gardner Denver Inc. 1	747	20,595
Global Power Equipment Group Inc. 1	912	6,758
Gorman-Rupp Co. (The)	402	8,185
IDEX Corp. 2	933	31,685
JLG Industries Inc. 2	993	16,682
Joy Global Inc.	994	34,174
Kadant Inc. 1	424	7,785
Lindsay Manufacturing Co.	25	671
NACCO Industries Inc.	198	17,058

Robbins & Myers Inc. 2	443	9,746
Rockwell Automation Inc.	2,518	97,447
Sauer-Danfoss Inc.	441	7,532
Stewart & Stevenson Services Inc.	976	17,246
Tecumseh Products Co. Class A 2	619	25,918
Tennant Co. 2	260	10,538
Terex Corp. 1	1,422	61,715
Thomas Industries Inc.	634	19,908
Unova Inc. 1 2	1,578	22,171

		1,352,151

MANUFACTURING—6.39%
Ameron International Corp. 2	317	10,429
Applied Films Corp. 1	246	4,430
AptarGroup Inc. 2	1,427	62,745
Barnes Group Inc. 2	661	18,158
Blount International Inc. 1	187	2,450
Brink’s Co. (The)	110	3,319
Carlisle Companies Inc.	1,234	78,890
Ceradyne Inc. 1 2	198	8,694
Crane Co.	1,924	55,642
Dover Corp.	1,538	59,782
Eastman Kodak Co.	11,110	357,964
Eaton Corp.	5,848	370,822
EnPro Industries Inc. 1	804	19,409
ESCO Technologies Inc. 1	192	13,010
Federal Signal Corp. 2	1,888	35,079
General Electric Co.	361,900	12,152,602
Griffon Corp. 1 2	762	16,078
Harsco Corp.	1,056	47,414
Honeywell International Inc.	33,341	1,195,608
Illinois Tool Works Inc.	569	53,014
ITT Industries Inc.	2,274	181,897
Jacuzzi Brands Inc. 1	2,363	21,976
Lancaster Colony Corp.	871	36,726
Myers Industries Inc. 2	810	8,870
Pall Corp.	4,475	109,548
Pentair Inc.	3,893	135,905
Quixote Corp.	68	1,311
Roper Industries Inc.	188	10,802
Smith (A.O.) Corp. 2	738	17,970
SPX Corp. 2	2,813	99,580
Standex International Corp.	423	10,364
Sturm Ruger & Co. Inc.	23	207
Teleflex Inc. 2	1,411	59,968
Textron Inc.	4,602	295,771
Tredegar Corp. 2	990	18,018
Trinity Industries Inc. 2	1,437	44,791

		15,619,243

MEDIA—4.48%
4Kids Entertainment Inc. 1 2	543	10,969
Belo (A.H.) Corp.	1,545	34,824
Cablevision Systems Corp. 1 2	897	18,191
Charter Communications Inc. Class A 1 2	10,234	27,222
Citadel Broadcasting Corp. 1	929	11,910
Clear Channel Communications Inc.	11,589	361,229
Comcast Corp. Class A 1	83,110	2,347,026
Courier Corp.	130	5,418
Cox Communications Inc. Class A 1	3,491	115,657
Cox Radio Inc. Class A 1 2	987	14,726
Crown Media Holdings Inc. 1 2	253	2,113
Cumulus Media Inc. Class A 1	812	11,685
Dex Media Inc. 1	370	7,833

DIRECTV Group Inc. (The) 1	2,785	48,988
Emmis Communications Corp. 1	882	15,929
Entercom Communications Corp. 1	730	23,842
Entravision Communications Corp. 1	935	7,115
Fisher Communications Inc. 1 2	51	2,448
Fox Entertainment Group Inc. Class A 1	5,523	153,208
Gannett Co. Inc.	10,574	885,678
Gemstar-TV Guide International Inc. 1	5,933	33,521
Gray Television Inc. 2	1,906	22,681
Hearst-Argyle Television Inc. 2	1,161	28,386
Hollinger International Inc.	607	10,495
Information Holdings Inc. 1	39	1,062
Insight Communications Co. Inc. 1	822	7,234
Journal Communications Inc. Class A	533	9,349
Journal Register Co. 1	645	12,191
Knight Ridder Inc.	2,535	165,916
Lee Enterprises Inc. 2	1,754	81,280
Liberty Corp.	556	22,095
Liberty Media Corp. Class A	54,220	472,798
Liberty Media International Inc. Class A 1	1,888	62,987
Lin TV Corp. Class A 1	994	19,363
LodgeNet Entertainment Corp. 1	217	2,864
Martha Stewart Living Omnimedia Inc. Class A 1 2	326	5,118
McClatchy Co. (The) Class A 2	770	54,539
Media General Inc. Class A	486	27,192
Mediacom Communications Corp. 1	1,249	8,156
New York Times Co. Class A	529	20,684
Paxson Communications Corp. 1	494	667
Primedia Inc. 1	5,750	13,513
Pulitzer Inc. 2	320	15,808
Radio One Inc. Class D 1	1,473	20,961
Readers Digest Association Inc. (The)	1,266	18,471
Regent Communications Inc. 1	682	3,860
Scholastic Corp. 1 2	1,085	33,516
Sinclair Broadcast Group Inc. Class A	857	6,256
Sirius Satellite Radio Inc. 1 2	47,136	150,835
Time Warner Inc. 1	138,221	2,230,887
Tribune Co.	9,657	397,386
UnitedGlobalCom Inc. Class A 1	2,965	22,149
Univision Communications Inc. Class A 1	3,567	112,753
Value Line Inc.	105	3,885
Viacom Inc. Class B	44,221	1,484,057
Walt Disney Co. (The)	55,984	1,262,439
Young Broadcasting Inc. Class A 1	170	1,848

		10,953,213

METAL FABRICATE & HARDWARE—0.13%
CIRCOR International Inc. 2	515	10,043
Commercial Metals Co. 2	1,120	44,486
Kaydon Corp. 2	661	19,017
Lawson Products Inc.	183	7,498
Metals USA Inc. 1	631	11,194
Mueller Industries Inc.	995	42,735
NN Inc.	833	9,538
NS Group Inc. 1	697	12,895
Penn Engineering & Manufacturing Corp. 2	442	8,230
Precision Castparts Corp.	1,175	70,559
Quanex Corp.	675	34,614
Timken Co. (The)	1,389	34,197
Valmont Industries Inc.	618	12,898
Worthington Industries Inc.	448	9,565

		327,469

MINING—0.50%
Alcoa Inc.	11,890	399,385
AMCOL International Corp.	810	15,487
Brush Engineered Materials Inc. 1	631	13,068
Compass Minerals International Inc.	514	11,411
Hecla Mining Co. 1 2	2,222	16,532
Newmont Mining Corp.	5,586	254,331
Owens & Minor Inc.	810	20,574
Owens-Illinois Inc. 1	4,170	66,720
Phelps Dodge Corp.	3,631	334,161
RTI International Metals Inc. 1	867	16,794
Southern Peru Copper Corp. 2	294	15,188
Stillwater Mining Co. 1	1,104	17,112
Titanium Metals Corp. 1	255	5,982
USEC Inc. 2	3,336	34,594

		1,221,339

OFFICE & BUSINESS EQUIPMENT—0.26%
CompX International Inc. 1	125	2,000
IKON Office Solutions Inc. 2	4,662	56,037
Pitney Bowes Inc.	4,006	176,665
Xerox Corp. 1 2	28,249	397,746

		632,448

OFFICE FURNISHINGS—0.02%
Interface Inc. Class A 1	1,799	14,428
Steelcase Inc. Class A 2	1,899	26,586

		41,014

OIL & GAS—10.92%
Amerada Hess Corp.	3,025	269,225
Anadarko Petroleum Corp.	9,779	648,934
Apache Corp.	12,618	632,288
Berry Petroleum Co. Class A	503	18,475
Burlington Resources Inc.	13,575	553,860
Cabot Oil & Gas Corp.	740	33,226
Callon Petroleum Co. 1 2	386	4,894
Chesapeake Energy Corp. 2	10,419	164,933
ChevronTexaco Corp.	83,058	4,455,231
Cimarex Energy Co. 1	1,603	56,009
Clayton Williams Energy Inc. 1	66	1,414
Comstock Resources Inc. 1	154	3,222
ConocoPhillips	26,616	2,205,136
Devon Energy Corp.	9,308	660,961
Diamond Offshore Drilling Inc. 2	1,094	36,091
Encore Acquisition Co. 1	869	29,981
Energy Partners Ltd. 1 2	923	15,026
ENSCO International Inc.	2,601	84,975
EOG Resources Inc.	4,527	298,103
Exxon Mobil Corp.	253,680	12,260,354
Forest Oil Corp. 1 2	1,960	59,035
Giant Industries Inc. 1	460	11,178
Harvest Natural Resources Inc. 1	1,494	24,800
Helmerich & Payne Inc.	889	25,505
Holly Corp. 2	686	17,493
Houston Exploration Co. 1 2	486	28,844
Kerr-McGee Corp.	5,137	294,093
Magnum Hunter Resources Inc. 1	1,050	12,117
Marathon Oil Corp.	13,401	553,193
McMoRan Exploration Co. 1 2	328	4,274
Meridian Resource Corp. (The) 1 2	2,047	18,075
Murphy Oil Corp.	3,196	277,317
Newfield Exploration Co. 1	1,244	76,183
Noble Energy Inc. 2	2,259	131,564
Occidental Petroleum Corp.	15,212	850,807

Parker Drilling Co. 1	3,351	12,298
Patterson-UTI Energy Inc.	459	8,753
PetroCorp Inc. Escrow 3	190	0
Pioneer Natural Resources Co.	4,668	160,953
Plains Exploration & Production Co. 1	2,424	57,837
Pogo Producing Co.	1,980	93,951
Premcor Inc. 1	1,440	55,440
Pride International Inc. 1 2	2,297	45,458
Range Resources Corp. 2	1,339	23,419
Remington Oil & Gas Corp. 1	109	2,861
Rowan Companies Inc. 1	2,015	53,196
Southwestern Energy Co. 1	1,081	45,391
Spinnaker Exploration Co. 1	572	20,043
St. Mary Land & Exploration Co. 2	1,038	41,323
Stone Energy Corp. 1	658	28,794
Sunoco Inc.	2,932	216,909
Swift Energy Co. 1 2	1,066	25,541
Tesoro Petroleum Corp. 1 2	2,535	74,859
TODCO Class A 1	454	7,877
Unocal Corp.	10,243	440,449
Valero Energy Corp.	4,988	400,087
Vintage Petroleum Inc.	1,961	39,357
Whiting Petroleum Corp. 1	375	11,400

		26,683,012

OIL & GAS SERVICES—0.24%
Bank of America N.A. 1	3,261	87,460
Cooper Cameron Corp. 1	1,654	90,705
Dril-Quip Inc. 1	242	5,397
Global Industries Ltd. 1	3,351	20,709
Gulf Island Fabrication Inc.	97	2,163
Hanover Compressor Co. 1 2	2,767	37,216
Hornbeck Offshore Services Inc. 1	139	2,294
Hydril Company LP 1	200	8,590
Key Energy Services Inc. 1	5,107	56,432
Lone Star Technologies Inc. 1	230	8,694
Lufkin Industries Inc. 2	242	9,007
Matrix Service Co. 1	158	809
National-Oilwell Inc. 1	1,255	41,239
Newpark Resources Inc. 1	1,293	7,758
Oceaneering International Inc. 1	895	32,972
Oil States International Inc. 1	773	14,455
RPC Inc. 2	323	5,775
Seacor Holdings Inc. 1 2	693	32,398
Superior Energy Services Inc. 1	1,026	13,256
Tidewater Inc.	1,240	40,362
Universal Compression Holdings Inc. 1	674	22,963
Veritas DGC Inc. 1	907	20,661
W-H Energy Services Inc. 1	562	11,662

		572,977

PACKAGING & CONTAINERS—0.28%
Anchor Glass Container Corp.	346	2,841
Ball Corp.	2,190	81,972
Bemis Co. Inc.	4,163	110,653
Chesapeake Corp. 2	747	17,943
Crown Holdings Inc. 1	2,942	30,332
Greif Inc. Class A 2	549	23,140
Packaging Corp. of America	2,423	59,291
Pactiv Corp. 1	1,948	45,291
Sealed Air Corp. 1	480	22,248
Silgan Holdings Inc.	196	9,075
Smurfit-Stone Container Corp. 2	9,902	191,802
Sonoco Products Co.	3,711	98,119

		692,707

PHARMACEUTICALS—2.02%
Abgenix Inc. 1	1,775	17,502
Accelrys Inc. 1	924	6,024
Alpharma Inc. Class A	1,549	28,331
AmerisourceBergen Corp.	3,186	171,120
AtheroGenics Inc. 1 2	545	17,958
Bristol-Myers Squibb Co.	53,269	1,260,877
Caraco Pharmaceutical Laboratories Ltd. 1	61	470
Caremark Rx Inc. 1 2	7,762	248,927
Cubist Pharmaceuticals Inc. 1 2	449	4,436
Eyetech Pharmaceuticals Inc. 1 2	91	3,093
First Horizon Pharmaceutical Corp. 1	39	780
Guilford Pharmaceuticals Inc. 1 2	927	4,635
Hospira Inc. 1	6,064	185,558
Idenix Pharmaceuticals Inc. 1	60	960
Indevus Pharmaceuticals Inc. 1 2	278	1,971
King Pharmaceuticals Inc. 1	9,410	112,355
MannKind Corp. 1	135	2,705
Medarex Inc. 1 2	1,640	12,103
Medco Health Solutions Inc. 1	5,950	183,855
Merck & Co. Inc.	47,775	1,576,575
Nature’s Sunshine Products Inc.	381	5,780
NitroMed Inc. 1 2	145	3,457
Omega Protein Corp. 1	122	939
Omnicare Inc.	748	21,213
Perrigo Co.	1,730	35,552
Renovis Inc. 1	40	320
Valeant Pharmaceuticals International 2	821	19,803
Vicuron Pharmaceuticals Inc. 1	785	11,524
Watson Pharmaceuticals Inc. 1	3,065	90,295
Wyeth	24,216	905,678

		4,934,796

PIPELINES—0.47%
Dynegy Inc. Class A 1 2	11,150	55,639
El Paso Corp. 2	24,868	228,537
Equitable Resources Inc.	2,432	132,082
Kinder Morgan Inc.	3,122	196,124
National Fuel Gas Co. 2	2,798	79,267
Questar Corp.	3,260	149,373
TransMontaigne Inc. 1	688	4,004
Western Gas Resources Inc.	2,069	59,153
Williams Companies Inc.	20,120	243,452

		1,147,631

REAL ESTATE—0.08%
Avatar Holdings Inc. 1 2	194	8,235
Bluegreen Corp. 1	618	6,878
CB Richard Ellis Group Inc. Class A 1	217	5,013
Forest City Enterprises Inc. Class A 2	1,247	68,710
Jones Lang LaSalle Inc. 1	960	31,690
LNR Property Corp. 2	670	41,480
Tarragon Corp. 1 2	311	4,046
Trammell Crow Co. 1	1,181	18,565

		184,617

REAL ESTATE INVESTMENT TRUSTS—3.62%
Acadia Realty Trust 2	935	13,791
Affordable Residential Communities Inc.	811	11,841
Alexandria Real Estate Equities Inc. 2	627	41,206
AMB Property Corp.	3,264	120,833
American Campus Communities Inc. 1	269	4,993

American Financial Realty Trust	4,286	60,475
American Home Mortgage Investment Corp.	757	21,158
AMLI Residential Properties Trust	922	28,167
Annaly Mortgage Management Inc. 2	4,483	76,794
Anthracite Capital Inc.	1,864	20,728
Anworth Mortgage Asset Corp.	1,628	18,527
Apartment Investment & Management Co. Class A	3,663	127,399
Arbor Realty Trust Inc.	261	5,794
Archstone-Smith Trust	7,610	240,780
Arden Realty Group Inc.	2,535	82,590
Ashford Hospitality Trust Inc.	751	7,059
AvalonBay Communities Inc. 2	2,787	167,833
Bedford Property Investors Inc.	568	17,233
BioMed Realty Trust Inc.	495	8,707
Boston Properties Inc. 2	3,240	179,464
Brandywine Realty Trust	1,614	45,967
BRE Properties Inc. Class A	1,955	74,974
Camden Property Trust	1,572	72,626
Capital Automotive REIT 2	1,200	37,524
Capital Lease Funding Inc.	941	10,389
Capstead Mortgage Corp. 2	736	9,163
CarrAmerica Realty Corp.	2,094	68,474
CBL & Associates Properties Inc.	474	28,890
Cedar Shopping Centers Inc.	621	8,663
CenterPoint Properties Trust	1,820	79,316
Chelsea Property Group Inc.	947	63,544
Colonial Properties Trust 2	680	27,350
Commercial Net Lease Realty Inc. 2	1,933	35,219
Cornerstone Realty Income Trust Inc. 2	2,151	20,994
Corporate Office Properties Trust 2	1,333	34,151
Correctional Properties Trust	383	10,456
Cousins Properties Inc.	867	29,747
Crescent Real Estate Equities Co.	3,044	47,913
CRT Properties Inc. 2	1,144	24,539
Developers Diversified Realty Corp. 2	3,982	155,895
Duke Realty Corp.	5,544	184,061
EastGroup Properties Inc.	797	26,460
Entertainment Properties Trust	877	33,151
Equity Inns Inc.	1,678	16,579
Equity Office Properties Trust	15,739	428,888
Equity One Inc.	572	11,223
Equity Residential	10,882	337,342
Essex Property Trust Inc.	701	50,367
Extra Space Storage Inc.	388	4,947
Federal Realty Investment Trust	2,052	90,288
FelCor Lodging Trust Inc. 1	2,043	23,106
First Industrial Realty Trust Inc. 2	1,616	59,630
Gables Residential Trust 2	1,180	40,297
General Growth Properties Inc.	7,394	229,214
Getty Realty Corp. 2	586	15,365
Glenborough Realty Trust Inc.	1,069	22,203
Glimcher Realty Trust 2	852	20,704
Global Signal Inc. 1	219	5,015
Government Properties Trust Inc.	968	9,196
Gramercy Capital Corp. 1	313	4,883
Health Care Property Investors Inc.	5,133	133,458
Health Care REIT Inc.	1,928	67,866
Healthcare Realty Trust Inc. 2	1,856	72,458
Heritage Property Investment Trust Inc.	1,100	32,087
Highland Hospitality Corp.	1,368	15,595
Highwoods Properties Inc. 2	2,174	53,502
Home Properties Inc.	1,289	50,993
HomeBanc Corp. 1	624	5,616
Hospitality Properties Trust	2,656	112,853

Host Marriott Corp. 1	13,517	189,644
HRPT Properties Trust	6,757	74,259
Impac Mortgage Holdings Inc.	2,532	66,592
Innkeepers USA Trust	1,105	13,746
Investors Real Estate Trust	1,572	15,736
iStar Financial Inc.	4,312	177,784
Kilroy Realty Corp. 2	1,096	41,681
Kimco Realty Corp.	3,776	193,709
Kite Realty Group Trust	382	5,023
Kramont Realty Trust 2	854	15,884
LaSalle Hotel Properties	1,001	27,628
Lexington Corporate Properties Trust	1,854	40,250
Liberty Property Trust	3,292	131,153
LTC Properties Inc. 2	506	9,052
Luminent Mortgage Capital Inc.	1,218	15,444
Macerich Co. (The)	2,298	122,460
Mack-Cali Realty Corp.	2,358	104,459
Maguire Properties Inc.	1,219	29,634
Manufactured Home Communities Inc.	331	11,002
Meristar Hospitality Corp. 1	3,495	19,048
MFA Mortgage Investments Inc.	3,157	29,076
Mid-America Apartment Communities Inc.	671	26,135
Mills Corp.	1,199	62,192
Mission West Properties Inc.	620	6,417
MortgageIT Holdings Inc. 1	279	4,032
National Health Investors Inc.	924	26,279
Nationwide Health Properties Inc.	2,670	55,403
New Plan Excel Realty Trust Inc. 2	3,909	97,725
Newcastle Investment Corp. 2	1,281	39,327
Novastar Financial Inc. 2	863	37,627
Omega Healthcare Investors Inc.	1,617	17,399
Pan Pacific Retail Properties Inc.	1,535	83,044
Parkway Properties Inc.	421	19,555
Pennsylvania Real Estate Investment Trust	1,228	47,474
Plum Creek Timber Co. Inc.	7,073	247,767
Post Properties Inc. 2	1,587	47,451
Prentiss Properties Trust 2	1,716	61,776
Price Legacy Corp.	823	15,596
ProLogis	7,046	248,301
PS Business Parks Inc.	606	24,149
Public Storage Inc.	3,179	157,519
RAIT Investment Trust	1,003	27,432
Ramco-Gershenson Properties Trust 2	545	14,759
Rayonier Inc.	1,928	87,223
Realty Income Corp. 2	1,566	70,517
Reckson Associates Realty Corp. 2	2,647	76,101
Redwood Trust Inc. 2	618	38,576
Regency Centers Corp.	988	45,932
Rouse Co. (The)	4,000	267,520
Saul Centers Inc.	426	14,007
Saxon Capital Inc. 1	177	3,806
Senior Housing Properties Trust	2,068	36,852
Shurgard Storage Centers Inc. Class A 2	1,735	67,318
Simon Property Group Inc.	6,070	325,534
SL Green Realty Corp.	1,495	77,456
Sovran Self Storage Inc.	571	22,372
Strategic Hotel Capital Inc.	368	4,975
Summit Properties Inc. 2	1,082	29,268
Sun Communities Inc.	624	24,455
Tanger Factory Outlet Centers Inc.	371	16,613
Taubman Centers Inc. 2	1,016	26,243
Thornburg Mortgage Inc. 2	3,161	91,701
Trizec Properties Inc.	3,577	57,125
U.S. Restaurant Properties Inc. 2	796	13,444

United Dominion Realty Trust Inc.	4,979	98,734
Universal Health Realty Income Trust	377	11,423
Urstadt Biddle Properties Inc. Class A	737	11,232
Ventas Inc.	1,487	38,543
Vornado Realty Trust	3,752	235,175
Washington Real Estate Investment Trust	1,023	30,997
Weingarten Realty Investors	304	10,035
Winston Hotels Inc.	691	7,394

		8,839,707

RETAIL—2.93%
American Eagle Outfitters Inc.	188	6,928
AnnTaylor Stores Corp. 1	869	20,335
Asbury Automotive Group Inc. 1	513	6,926
AutoNation Inc. 1	6,854	117,066
Barnes & Noble Inc. 1	1,832	67,784
Big Lots Inc. 1 2	2,830	34,611
BJ’s Wholesale Club Inc. 1 2	2,773	75,814
Blair Corp. 2	310	8,736
Blockbuster Inc. 2	922	6,998
Bob Evans Farms Inc.	1,273	34,575
Bombay Co. Inc. (The) 1 2	611	4,479
Bon-Ton Stores Inc. (The)	238	2,901
Borders Group Inc.	3,028	75,094
Brinker International Inc. 1	285	8,878
Brown Shoe Co. Inc.	755	18,920
Buckle Inc. (The)	250	6,868
Burlington Coat Factory Warehouse Corp. 2	734	15,583
Cabela’s Inc. Class A 1	211	5,032
California Pizza Kitchen Inc. 1 2	129	2,819
Casey’s General Store Inc. 2	1,050	19,520
Cash America International Inc.	429	10,493
Cato Corp. Class A	746	16,599
CBRL Group Inc.	1,623	58,558
Charming Shoppes Inc. 1 2	4,731	33,685
Circuit City Stores Inc.	6,402	98,207
Claire’s Stores Inc.	321	8,038
Conn’s Inc. 1	107	1,496
Costco Wholesale Corp.	16,715	694,675
CSK Auto Corp. 1	113	1,505
CVS Corp.	13,712	577,687
Darden Restaurants Inc.	3,521	82,110
Dave & Buster’s Inc. 1 2	426	8,085
Deb Shops Inc. 2	118	2,879
Design Within Reach Inc. 1	140	2,407
Dillard’s Inc. Class A	2,217	43,764
Domino’s Pizza Inc. 1	328	4,822
Dress Barn Inc. 1	261	4,554
Electronics Boutique Holdings Corp. 1	92	3,137
Federated Department Stores Inc.	7,000	318,010
Finish Line Inc. (The)	86	2,659
Foot Locker Inc.	3,271	77,523
GameStop Corp. 1 2	444	8,218
Genesco Inc. 1 2	416	9,797
Goody’s Family Clothing Inc.	617	5,195
Group 1 Automotive Inc. 1	780	21,278
Hancock Fabrics Inc. 2	766	9,177
Haverty Furniture Companies Inc.	854	14,979
Hollywood Entertainment Corp. 1	1,175	11,597
Home Depot Inc.	7,228	283,338
IHOP Corp. 2	787	30,071
Insight Enterprises Inc. 1	1,157	19,484
Jack in the Box Inc. 1 2	1,331	42,233
Jo-Ann Stores Inc. 1 2	740	20,750

Kirkland’s Inc. 1	139	1,307
Kmart Holding Corp. 1 2	1,836	160,595
Landry’s Restaurants Inc.	877	23,933
Limited Brands Inc.	15,173	338,206
Linens ‘n Things Inc. 1	1,373	31,812
Lithia Motors Inc. Class A 2	648	13,776
Lone Star Steakhouse & Saloon Inc.	602	15,550
Longs Drug Stores Corp.	1,249	30,226
MarineMax Inc. 1	500	11,260
May Department Stores Co. (The)	11,240	288,081
McDonald’s Corp.	48,872	1,369,882
Men’s Wearhouse Inc. (The) 1 2	1,151	33,437
Movado Group Inc.	576	9,792
Movie Gallery Inc.	746	13,077
Neiman-Marcus Group Inc. Class A 2	1,672	96,140
Nordstrom Inc.	1,380	52,771
Nu Skin Enterprises Inc. Class A	383	9,004
Office Depot Inc. 1	12,156	182,705
O’Charley’s Inc. 1 2	843	13,741
Outback Steakhouse Inc. 2	279	11,587
Pantry Inc. (The) 1	114	2,869
Papa John’s International Inc. 1 2	230	7,056
Payless ShoeSource Inc. 1	2,774	28,101
PC Connection Inc. 1	250	1,718
Penney (J.C.) Co. Inc. (Holding Co.) 2	9,440	333,043
Pep Boys-Manny, Moe & Jack Inc.	150	2,100
Pier 1 Imports Inc.	1,871	33,828
Regis Corp.	1,043	41,949
Retail Ventures Inc. 1	580	4,373
Rite Aid Corp. 1	1,838	6,470
Rush Enterprises Inc. Class B 1	69	807
Ryan’s Restaurant Group Inc. 1	1,674	24,842
Saks Inc.	4,966	59,840
School Specialty Inc. 1 2	567	22,345
Sears, Roebuck and Co.	8,246	328,603
Shoe Carnival Inc. 1 2	181	2,134
ShopKo Stores Inc. 1 2	1,174	20,439
Smart & Final Inc. 1	436	7,307
Sonic Automotive Inc. 2	1,181	23,679
Sports Authority Inc. (The) 1	551	12,783
Stage Stores Inc. 1 2	783	26,794
Steak n Shake Co. (The) 1	70	1,196
Systemax Inc. 1	445	2,519
TBC Corp. 1	681	15,214
Too Inc. 1	1,183	21,377
Toys R Us Inc. 1	8,378	148,626
Trans World Entertainment Corp. 1	1,071	10,464
Triarc Companies Inc. Class B 2	145	1,663
United Auto Group Inc.	676	16,961
Wendy’s International Inc.	3,917	131,611
West Marine Inc. 1	27	577
Zale Corp. 1	1,716	48,220

		7,163,267

SAVINGS & LOANS—1.49%
Anchor BanCorp Wisconsin Inc. 2	815	21,109
Astoria Financial Corp.	2,974	105,547
Bank Mutual Corp. 2	3,091	37,096
BankAtlantic Bancorp Inc. Class A 2	1,499	27,462
BankUnited Financial Corp. Class A 1 2	1,043	30,403
Berkshire Hills Bancorp Inc.	245	9,053
Beverly Hills Bancorp Inc.	490	5,121
Brookline Bancorp Inc. 2	2,294	35,947
Capitol Federal Financial 2	790	25,422

Citizens First Bancorp Inc. 2	365	9,158
Clifton Savings Bancorp Inc.	374	4,361
Commercial Capital Bancorp Inc.	555	12,593
Commercial Federal Corp. 2	1,518	40,956
Dime Community Bancshares	1,057	17,758
Downey Financial Corp.	714	39,241
Fidelity Bankshares Inc.	378	14,058
First Federal Capital Corp.	766	23,164
First Financial Holdings Inc.	26	813
First Niagara Financial Group Inc. 2	3,377	45,184
First Place Financial Corp.	558	11,160
FirstFed Financial Corp. 1 2	688	33,629
Flagstar Bancorp Inc. 2	312	6,639
Flushing Financial Corp.	635	12,071
Franklin Bank Corp. (Texas) 1	399	6,803
Golden West Financial Corp.	3,305	366,690
GreenPoint Financial Corp.	4,298	198,825
Harbor Florida Bancshares Inc. 2	683	21,241
Horizon Financial Corp.	271	5,206
Hudson River Bancorp Inc.	1,234	23,421
Independence Community Bank Corp.	3,205	125,155
ITLA Capital Corp. 1	181	8,362
MAF Bancorp Inc. 2	1,058	45,632
NASB Financial Inc.	4	158
New York Community Bancorp Inc. 2	10,272	210,987
Northwest Bancorp Inc.	721	16,345
OceanFirst Financial Corp.	353	8,564
Partners Trust Financial Group Inc.	1,203	12,463
PennFed Financial Services Inc.	130	3,953
People’s Bank	1,498	53,524
PFF Bancorp Inc.	316	12,093
Provident Bancorp Inc.	315	3,698
Provident Financial Holdings Inc.	109	3,161
Provident Financial Services Inc.	2,940	50,715
Sovereign Bancorp Inc. 2	13,339	291,057
Sterling Financial Corp. (Washington) 1 2	900	31,716
TierOne Corp.	634	14,620
United Community Financial Corp. 2	841	9,562
Washington Federal Inc.	3,059	76,934
Washington Mutual Inc.	33,796	1,320,748
Waypoint Financial Corp.	1,197	33,001
Webster Financial Corp.	2,059	101,694
Westfield Financial Inc.	181	4,272
WSFS Financial Corp.	248	12,400

		3,640,945

SEMICONDUCTORS—0.25%
Actel Corp. 1	280	4,256
Advanced Micro Devices Inc. 1 2	6,368	82,784
Alliance Semiconductor Corp. 1	994	3,439
Applied Micro Circuits Corp. 1	5,796	18,141
Axcelis Technologies Inc. 1 2	815	6,748
Cohu Inc.	727	10,745
Conexant Systems Inc. 1	7,493	12,064
Credence Systems Corp. 1 2	237	1,706
DuPont Photomasks Inc. 1 2	386	6,577
Emulex Corp. 1	2,216	25,528
Entegris Inc. 1	374	3,119
ESS Technology Inc. 1 2	139	952
Exar Corp. 1	1,082	15,321
Fairchild Semiconductor International Inc. Class A 1	1,920	27,206
Freescale Semiconductor Inc. Class A 1	459	6,564
Genesis Microchip Inc. 1 2	769	10,382
Integrated Device Technology Inc. 1	858	8,177

Integrated Silicon Solution Inc. 1	982	7,139
International Rectifier Corp. 1	455	15,607
Intersil Corp. Class A	2,709	43,154
IXYS Corp. 1	57	409
Lattice Semiconductor Corp. 1	2,065	10,139
Leadis Technology Inc. 1	71	801
LSI Logic Corp. 1	7,767	33,476
Micron Technology Inc. 1	11,909	143,265
Microtune Inc. 1	308	1,626
MKS Instruments Inc. 1	191	2,926
Monolithic System Technology Inc. 1	119	516
Novellus Systems Inc. 1	1,446	38,449
ON Semiconductor Corp. 1	474	1,484
Pericom Semiconductor Corp. 1	162	1,565
Photronics Inc. 1 2	878	14,592
QLogic Corp. 1	500	14,805
Rudolph Technologies Inc. 1	61	1,021
SiRF Technology Holdings Inc. 1	130	1,850
Skyworks Solutions Inc. 1	665	6,318
Standard Microsystems Corp. 1	287	5,025
Supertex Inc. 1	36	699
TriQuint Semiconductor Inc. 1 2	2,236	8,720
Ultratech Inc. 1	236	3,698
Veeco Instruments Inc. 1 2	69	1,447
Volterra Semiconductor Corp. 1	54	671
Zoran Corp. 1	624	9,809

		612,920

SOFTWARE—1.26%
Activision Inc. 1	934	12,955
Allscripts Healthcare Solutions Inc. 1	677	6,093
ANSYS Inc. 1	67	3,332
Ascential Software Corp. 1 2	1,840	24,785
Atari Inc. 1	532	835
Automatic Data Processing Inc.	3,196	132,059
Blackbaud Inc. 1	134	1,313
Blackboard Inc. 1	108	1,853
BMC Software Inc. 1	6,237	98,607
Borland Software Corp. 1	1,487	12,416
Captaris Inc. 1	786	3,348
CCC Information Services Group Inc. 1	19	336
Compuware Corp. 1	15,202	78,290
CSG Systems International Inc. 1	525	8,090
Digi International Inc. 1	384	4,389
eFunds Corp. 1 2	1,860	34,577
EPIQ Systems Inc. 1 2	515	8,024
Fair Isaac Corp.	330	9,636
InterCept Inc. 1	728	13,635
InterVideo Inc. 1	70	840
JDA Software Group Inc. 1	797	8,624
Keane Inc. 1	749	11,505
Lawson Software Inc. 1	1,613	9,033
ManTech International Corp. Class A 1	227	4,249
Manugistics Group Inc. 1	1,047	2,492
MapInfo Corp. 1	835	9,018
Microsoft Corp.	71,572	1,978,966
Midway Games Inc. 1 2	203	2,014
MRO Software Inc. 1	630	6,300
MSC.Software Corp. 1 2	675	5,427
NAVTEQ Corp. 1	189	6,736
NDCHealth Corp.	894	14,349
NetIQ Corp. 1	2,037	21,796
Oracle Corp. 1	15,411	173,836
Parametric Technology Corp. 1	4,339	22,910

Pegasystems Inc. 1	58	405
PeopleSoft Inc. 1	10,904	216,444
Pinnacle Systems Inc. 1	1,431	5,967
PLATO Learning Inc. 1	564	4,986
Progress Software Corp. 1	153	3,045
Salesforce.com Inc. 1	192	3,001
ScanSoft Inc. 1 2	1,177	4,802
Siebel Systems Inc. 1	3,880	29,255
SPSS Inc. 1	77	1,026
Sybase Inc. 1	3,609	49,768
SYNNEX Corp. 1	392	6,938
Take-Two Interactive Software Inc. 1 2	325	10,676
THQ Inc. 1	718	13,972
Ulticom Inc. 1	224	3,308

		3,086,261

STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc. 1 2	306	7,589

		7,589

TELECOMMUNICATIONS—6.04%
3Com Corp. 1	14,732	62,169
Adaptec Inc. 1	4,296	32,650
ADC Telecommunications Inc. 1 2	9,469	17,138
Advanced Fibre Communications Inc. 1	2,158	34,312
Aeroflex Inc. 1	270	2,854
Alaska Communications Systems Group Inc. 1	760	4,256
Alltel Corp.	11,993	658,536
American Tower Corp. Class A 1 2	8,383	128,679
Anaren Inc. 1	422	5,680
Andrew Corp. 1	3,480	42,595
Anixter International Inc. 2	621	21,791
Arch Wireless Inc. Class A 1	698	20,054
Arris Group Inc. 1 2	345	1,801
AT&T Corp.	30,959	443,333
AT&T Wireless Services Inc. 1	44,099	651,783
Audiovox Corp. Class A 1 2	298	5,018
BellSouth Corp.	71,187	1,930,591
Black Box Corp. 2	677	25,015
Boston Communications Group Inc. 1	543	4,762
C-COR Inc. 1	888	7,504
Centennial Communications Corp. 1	427	2,511
CenturyTel Inc.	5,391	184,588
CIENA Corp. 1	20,245	40,085
Cincinnati Bell Inc. 1	9,567	33,389
Citizens Communications Co.	11,183	149,740
Commonwealth Telephone Enterprises Inc. 1 2	360	15,678
CommScope Inc. 1 2	808	17,453
Comtech Telecommunications Corp. 1	133	3,604
Comverse Technology Inc. 1	3,501	65,924
Corning Inc. 1	8,377	92,817
Corvis Corp. 1 2	13,369	10,695
Crown Castle International Corp. 1 2	3,499	52,065
CT Communications Inc. 2	675	9,308
D&E Communications Inc. 2	556	6,394
Dobson Communications Corp. Class A 1 2	2,651	3,526
Eagle Broadband Inc. 1 2	7,205	5,188
EMS Technologies Inc. 1	50	863
Enterasys Networks Inc. 1	4,723	7,557
Extreme Networks Inc. 1	666	2,964
Finisar Corp. 1 2	1,105	1,437
Foundry Networks Inc. 1	1,384	13,134
General Communication Inc. Class A 1 2	1,736	15,711
Golden Telecom Inc. 2	219	6,248

Harris Corp.	889	48,842
Hypercom Corp. 1	353	2,605
Inet Technologies Inc. 1	237	2,981
Infonet Services Corp. Class B 1	2,490	4,084
ITC DeltaCom Inc. 1	423	1,865
Lucent Technologies Inc. 1 2	166,394	527,469
MasTec Inc. 1 2	752	3,948
MRV Communications Inc. 1 2	2,787	6,968
Network Equipment Technologies Inc. 1	114	754
Newport Corp. 1	692	7,937
NTL Inc. 1	2,677	166,161
Oplink Communications Inc. 1	3,099	5,547
Optical Communication Products Inc. 1	629	1,315
Polycom Inc. 1	1,392	27,589
Powerwave Technologies Inc. 1	2,023	12,462
Price Communications Corp. 1	1,556	23,729
Primus Telecommunications Group Inc. 1 2	3,297	4,847
Qwest Communications International Inc. 1	57,477	191,398
REMEC Inc. 1 2	1,051	4,950
SafeNet Inc. 1	382	10,077
SBC Communications Inc.	128,533	3,335,431
Scientific-Atlanta Inc.	5,997	155,442
Shenandoah Telecommunications Co.	229	5,865
Sprint Corp. (FON Group)	43,113	867,865
SureWest Communications	62	1,778
Sycamore Networks Inc. 1	6,200	23,436
Symmetricom Inc. 1	137	1,296
TALK America Holdings Inc. 1	1,283	6,710
Telephone & Data Systems Inc. 2	1,085	91,324
Tellabs Inc. 1 2	9,546	87,728
Time Warner Telecom Inc. Class A 1	1,684	8,083
Triton PCS Holdings Inc. Class A 1	2,022	5,176
United States Cellular Corp. 1	355	15,318
UTStarcom Inc. 1 2	346	5,574
Verizon Communications Inc.	107,517	4,234,019
WilTel Communications Group Inc. Escrow 3	290	0
Zhone Technologies Inc. 1	2,373	7,285

		14,749,258

TEXTILES—0.05%
Angelica Corp.	374	9,305
G&K Services Inc. Class A 2	625	24,838
Mohawk Industries Inc. 1 2	970	77,008
UniFirst Corp.	363	10,382
Weyco Group Inc.	99	3,663

		125,196

TOYS, GAMES & HOBBIES—0.14%
Action Performance Companies Inc. 2	620	6,281
Department 56 Inc. 1	431	7,025
Hasbro Inc.	6,125	115,150
Jakks Pacific Inc. 1 2	926	21,298
LeapFrog Enterprises Inc. 1 2	135	2,734
Mattel Inc.	9,226	167,267
RC2 Corp. 1	250	8,225
Topps Co. (The) 2	1,069	10,455

		338,435

TRANSPORTATION—1.14%
Alexander & Baldwin Inc.	1,675	56,850
Arkansas Best Corp. 2	282	10,327
Burlington Northern Santa Fe Corp.	14,389	551,243
Central Freight Lines Inc. 1	36	216
CNF Inc.	1,407	57,673

Covenant Transport Inc. Class A 1	339	6,549
CSX Corp.	8,322	276,290
FedEx Corp.	2,757	236,247
Florida East Coast Industries Inc. 2	818	30,716
Genesee & Wyoming Inc. Class A 1	646	16,357
GulfMark Offshore Inc. 1 2	247	4,034
Heartland Express Inc.	195	3,598
Hub Group Inc. Class A 1	102	3,800
Kansas City Southern Industries Inc. 1 2	1,245	18,887
Kirby Corp. 1	413	16,582
Laidlaw International Inc. 1	4,048	66,590
Landstar System Inc. 1	69	4,049
Marten Transport Ltd. 1	434	7,582
Norfolk Southern Corp.	15,190	451,751
Offshore Logistics Inc. 1	777	26,744
Overnite Corp.	1,099	34,542
Overseas Shipholding Group Inc.	1,053	52,271
P.A.M. Transportation Services Inc. 1	235	4,503
Pacer International Inc. 1	448	7,347
Quality Distribution Inc. 1	313	1,912
RailAmerica Inc. 1	1,123	12,409
Ryder System Inc.	1,367	64,304
SCS Transportation Inc. 1	101	1,913
Seabulk International Inc. 1	113	1,170
Swift Transportation Co. Inc. 1	1,496	25,163
U.S. Xpress Enterprises Inc. Class A 1	188	3,486
Union Pacific Corp.	10,094	591,508
USF Corp.	1,111	39,874
Werner Enterprises Inc.	1,115	21,531
Yellow Roadway Corp. 1	1,872	87,778

		2,795,796

TRUCKING & LEASING—0.03%
AMERCO 1	208	7,887
GATX Corp. 2	1,994	53,160
Greenbrier Companies Inc. (The) 2	250	6,000

		67,047

WATER—0.06%
American States Water Co. 2	583	14,517
Aqua America Inc. 2	3,623	80,105
California Water Service Group 2	702	20,618
Connecticut Water Service Inc. 2	301	7,958
Middlesex Water Co. 2	301	5,394
PICO Holdings Inc. 1	249	4,738
SJW Corp.	177	5,845
Southwest Water Co. 2	604	7,399

		146,574

TOTAL COMMON STOCKS (Cost: $218,977,058)		244,035,518

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.56%

COMMERCIAL PAPER—1.59%
Alpine Securitization Corp.
1.77%, 10/18/04 5	90,240	90,165
1.88%, 10/01/04 5	102,546	102,546

Amsterdam Funding Corp.
1.72%, 10/14/04 5	76,909	76,862
1.73%, 10/18/04 5	25,636	25,615
1.78%, 10/26/04 5	46,146	46,089
1.78%, 10/27/04 5	25,636	25,603
1.78%, 10/28/04 5	76,909	76,807
Barton Capital Corp.
1.77%, 10/15/04 5	61,527	61,485
1.78%, 10/18/04 5	102,546	102,460
1.78%, 10/19/04 5	76,909	76,841
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 5	51,273	51,243
CRC Funding LLC
1.78%, 11/09/04 5	51,273	51,174
Delaware Funding Corp.
1.78%, 10/22/04 5	25,636	25,610
1.78%, 10/26/04 5	25,636	25,605
1.78%, 10/27/04 5	52,457	52,390
Edison Asset Securitization
1.45%, 11/09/04 5	102,546	102,385
1.59%, 12/02/04 5	102,546	102,265
Eureka Securitization Inc.
1.79%, 11/01/04 5	43,567	43,500
Falcon Asset Securitization Corp.
1.72%, 10/14/04 5	76,909	76,862
1.78%, 10/22/04 5	25,636	25,610
1.78%, 10/26/04 5	41,018	40,968
Ford Credit Auto Receivables
1.85%, 01/14/05 5	51,273	50,997
GIRO Funding US Corp.
1.55%, 10/15/04 5	67,244	67,204
1.78%, 10/27/04 5	47,883	47,821
Grampian Funding LLC
1.26%, 10/22/04 5	102,546	102,471
1.44%, 10/27/04 5	102,546	102,439
1.59%, 11/30/04 5	51,273	51,137
1.78%, 10/18/04 5	102,546	102,460
Jupiter Securitization Corp.
1.72%, 10/15/04 5	128,182	128,097
1.78%, 10/27/04 5	51,273	51,207
Liberty Street Funding Corp.
1.79%, 10/20/04 5	77,000	76,927
Nationwide Building Society
1.63%, 12/09/04 5	85,113	84,847
Park Avenue Receivables Corp.
1.78%, 10/25/04 5	51,273	51,212
1.78%, 10/28/04 5	62,553	62,469
Preferred Receivables Funding Corp.
1.72%, 10/14/04 5	205,091	204,964
1.77%, 10/06/04 5	102,546	102,521
1.78%, 10/15/04 5	51,273	51,237
1.78%, 10/19/04 5	25,636	25,614
1.80%, 10/28/04 5	77,128	77,024
Prudential Funding LLC
1.60%, 12/01/04 5	51,273	51,134
Ranger Funding Co. LLC
1.76%, 10/01/04 5	102,546	102,546
Scaldis Capital LLC
1.73%, 10/15/04 5	51,273	51,238
Sydney Capital Corp.
1.25%, 10/22/04 5	34,127	34,102
1.74%, 10/12/04 5	176,963	176,869
UBS Finance (Delaware)
1.11%, 12/17/04 5	153,819	153,453
1.88%, 10/01/04 5	564,002	564,002

WhistleJacket Capital LLC
1.26%, 10/20/04 5	25,401	25,384

		3,881,461

FLOATING RATE NOTES—1.68%
Bank of Nova Scotia
1.76%, 09/26/05 5	25,636	25,625
Beta Finance Inc.
1.63%, 05/04/05 5 6	61,527	61,520
1.69%, 10/12/04 5 6	51,273	51,273
1.80%, 03/15/05 5 6	51,273	51,292
1.89%, 09/23/05 5 6	92,291	92,255
1.89%, 09/27/05 5 6	82,037	82,004
2.04%, 10/27/05 5 6	97,418	97,533
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 5	153,819	153,771
CC USA Inc.
1.61%, 07/29/05 5 6	102,546	102,520
1.63%, 05/04/05 5 6	102,546	102,534
Den Danske Bank NY
1.68%, 08/12/05 5	102,546	102,519
1.77%, 08/26/05 5	102,546	102,519
Depfa Bank PLC
1.86%, 09/15/05 5	102,546	102,546
Dorada Finance Inc.
1.61%, 07/29/05 5 6	85,113	85,092
Five Finance Inc.
1.79%, 04/29/05 5 6	82,037	82,032
HBOS Treasury Services PLC
1.96%, 04/22/05 5	102,546	102,546
K2 USA LLC
1.61%, 07/25/05 5 6	51,273	51,265
1.70%, 06/10/05 5 6	102,546	102,537
1.70%, 09/12/05 5 6	102,546	102,527
1.79%, 10/20/05 5 6	102,546	102,549
Links Finance LLC
1.68%, 04/25/05 5	102,546	102,584
1.71%, 04/15/05 5 6	102,546	102,535
National City Bank (Ohio)
1.67%, 08/09/05 5	102,546	102,519
1.73%, 06/10/05 5	51,273	51,284
1.76%, 06/23/05 5	102,546	102,524
Nationwide Building Society
1.96%, 10/28/05 5 6	174,328	174,352
Norddeutsche Landesbank
1.59%, 07/27/05 5	102,546	102,516
Northern Rock PLC
1.56%, 01/13/05 5 6	97,418	97,418
Permanent Financing PLC
1.69%, 03/10/05 5	102,546	102,546
1.70%, 12/10/04 5	51,273	51,273
1.72%, 06/10/05 5	46,146	46,146
Sigma Finance Inc.
1.52%, 10/07/04 5	102,546	102,546
1.73%, 11/15/04 5	102,546	102,545
1.75%, 08/17/05 5	51,273	51,277
1.75%, 09/15/05 5	128,182	128,194
Tango Finance Corp.
1.66%, 04/07/05 5 6	37,634	37,632
1.66%, 05/17/05 5 6	85,113	85,110
1.70%, 02/25/05 5 6	57,426	57,421
1.72%, 01/18/05 5 6	45,120	45,119
1.81%, 07/25/05 5 6	102,546	102,537

WhistleJacket Capital LLC
1.72%, 07/15/05 5 6	76,909	76,898
1.72%, 09/15/05 5	76,909	76,895
1.84%, 06/15/05 5 6	51,273	51,265
White Pine Finance LLC
1.55%, 07/11/05 5	25,636	25,634
1.63%, 07/05/05 5	51,273	51,264
1.68%, 05/20/05 5	46,146	46,143
1.71%, 04/15/05 5 6	76,909	76,901
1.72%, 11/15/04 5 6	61,527	61,527
1.73%, 06/15/05 5 6	42,044	42,044
1.80%, 03/29/05 5	44,095	44,090
1.80%, 08/26/05 5 6	51,273	51,264

		4,108,462

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 5 6	102,546	102,540
1.51%, 02/15/05 5 6	66,655	66,694
Dorada Finance Inc.
1.48%, 01/18/05 5 6	76,909	76,908
K2 USA LLC
1.46%, 01/12/05 5 6	51,273	51,271
WhistleJacket Capital LLC
1.32%, 02/04/05 5 6	25,636	25,635

		323,048

MONEY MARKET FUNDS—1.35%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 5 7	410,183	410,183
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5 7	1,650,676	1,650,676
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5 7	1,128,004	1,128,004
BlackRock Temp Cash Money Market Fund 5	42,521	42,521
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 5	68,894	68,894

		3,300,278

REPURCHASE AGREEMENTS—0.80%
Banc of America Securities LLC
1.90%, 10/01/04 5 8	307,637	307,637
Bank of America N.A.
1.90%, 10/01/04 5 8	717,820	717,820
Goldman Sachs & Co.
1.90%, 10/01/04 5 8	666,547	666,547
Lehman Brothers Inc.
1.90%, 10/01/04 5 8	266,619	266,619

		1,958,623

TIME DEPOSITS—0.86%
Abbey National Treasury Services PLC
1.25%, 01/06/05 5	102,546	102,546
1.33%, 02/10/05 5	51,273	51,257
1.39%, 02/02/05 5	51,273	51,270
1.39%, 04/08/05 5	71,782	71,776
1.40%, 10/25/04 5	102,546	102,545
Bank of New York
1.39%, 11/01/04 5	102,546	102,545
1.60%, 12/03/04 5	25,636	25,634

Bank of Nova Scotia
1.13%, 10/06/04 5	102,546	102,546
1.24%, 10/07/04 5	76,909	76,909
1.42%, 10/29/04 5	76,909	76,910
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 5	76,909	76,909
1.38%, 11/22/04 5	25,636	25,637
1.40%, 10/29/04 5	102,546	102,546
HBOS Treasury Services PLC
1.24%, 04/01/05 5	65,629	65,626
National City Bank (Ohio)
1.25%, 01/06/05 5	102,546	102,547
Nordea Bank PLC
2.11%, 06/07/05 5	102,546	102,532
SunTrust Bank
1.88%, 10/01/04 5	410,183	410,183
Toronto-Dominion Bank
1.22%, 03/23/05 5	179,455	179,440
1.34%, 02/10/05 5	41,018	41,016
1.41%, 11/01/04 5	76,909	76,909
1.77%, 05/10/05 5	51,273	51,270
1.78%, 10/29/04 5	51,273	51,273
1.90%, 05/11/05 5	51,273	51,270

		2,101,096

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 5	71,782	71,906
1.80%, 01/18/05 5	47,684	47,424
1.80%, 01/19/05 5	51,273	50,991
2.06%, 05/31/05 5	51,122	50,414
Federal National Mortgage Association
2.33%, 07/22/05 5	153,819	150,898

		371,633

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,044,601)		16,044,601

TOTAL INVESTMENTS IN SECURITIES—106.43% (Cost: $235,021,659)		260,080,119

Other Assets, Less Liabilities—(6.43%)		(15,723,040)

NET ASSETS—100.00%		$244,357,079

NVS - Non-Voting Shares

1	Non-income earning security.
2	All or a portion of this security represents a security on loan. See Note 5.
3	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
4	Fractional share which rounds to less than 1 share.
5	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
6	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

8	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.63%

ADVERTISING—0.41%
Getty Images Inc. (1) (2)	11,957	661,222
Harte-Hanks Inc.	15,948	398,859
Interpublic Group of Companies Inc. (1)	115,375	1,221,821
Lamar Advertising Co. (1) (2)	22,858	951,121
West Corp. (1) (2)	5,513	160,594

		3,393,617

AEROSPACE & DEFENSE—0.68%
Alliant Techsystems Inc. (1)	10,033	606,996
Goodrich (B.F.) Co.	32,387	1,015,656
L-3 Communications Holdings Inc.	26,608	1,782,736
Rockwell Collins Inc.	48,836	1,813,769
United Defense Industries Inc. (1)	11,196	447,728

		5,666,885

AGRICULTURE—0.92%
Loews Corp. - Carolina Group	17,686	431,008
Monsanto Co.	72,503	2,640,559
Reynolds American Inc.	40,784	2,774,943
UST Inc.	45,578	1,834,970

		7,681,480

AIRLINES—0.46%
AMR Corp. (1) (2)	44,333	324,961
JetBlue Airways Corp. (1) (2)	25,376	530,866
Southwest Airlines Co.	218,444	2,975,207

		3,831,034

APPAREL—0.86%
Coach Inc. (1)	50,999	2,163,378
Columbia Sportswear Co. (1) (2)	4,111	224,049
Jones Apparel Group Inc.	34,738	1,243,620
Liz Claiborne Inc.	30,548	1,152,271
Polo Ralph Lauren Corp.	12,024	437,313
Reebok International Ltd.	14,612	536,553
Timberland Co. Class A (1)	5,575	316,660
VF Corp.	21,691	1,072,620

		7,146,464

AUTO MANUFACTURERS—0.55%
Navistar International Corp. (1)	17,883	665,069
Oshkosh Truck Corp. (2)	9,785	558,332
PACCAR Inc.	48,514	3,353,288

		4,576,689

AUTO PARTS & EQUIPMENT—0.98%
American Axle & Manufacturing Holdings Inc.	11,743	343,600
Autoliv Inc.	26,105	1,054,642
BorgWarner Inc.	15,542	672,813
Dana Corp.	41,551	735,037

Delphi Corp.	131,782	1,224,255
Johnson Controls Inc.	52,546	2,985,138
Lear Corp.	18,983	1,033,624
TRW Automotive Holdings Corp. (1)	6,800	128,180

		8,177,289

BANKS—6.40%
AmSouth Bancorp	97,023	2,367,361
Associated Bancorp	30,340	973,004
Assurant Inc.	22,192	576,992
Bank of Hawaii Corp.	14,609	690,275
Banknorth Group Inc.	47,441	1,660,435
BOK Financial Corp. (1)	4,937	220,240
City National Corp. (2)	10,791	700,875
Colonial BancGroup Inc. (The)	34,880	713,296
Comerica Inc.	47,901	2,842,924
Commerce Bancorp Inc. (2)	19,377	1,069,610
Commerce Bancshares Inc.	16,171	777,663
Compass Bancshares Inc.	33,717	1,477,479
Cullen/Frost Bankers Inc.	14,074	654,019
First Horizon National Corp. (2)	34,140	1,480,310
First Marblehead Corp. (The) (1)	5,367	249,029
FirstMerit Corp. (2)	23,530	618,957
Fremont General Corp.	17,667	408,991
Fulton Financial Corp.	34,097	729,676
Genworth Financial Inc. Class A	39,893	929,507
Hibernia Corp. Class A	42,717	1,128,156
Hudson United Bancorp	14,137	520,948
Huntington Bancshares Inc.	63,182	1,573,864
International Bancshares Corp. (2)	9,785	359,599
Investors Financial Services Corp. (2)	18,648	841,584
M&T Bank Corp.	20,796	1,990,177
Marshall & Ilsley Corp.	61,184	2,465,715
Mercantile Bankshares Corp.	21,750	1,043,130
NewAlliance Bancshares Inc.	24,963	358,219
North Fork Bancorp Inc. (2)	47,228	2,099,285
Northern Trust Corp.	56,095	2,288,676
Popular Inc.	73,303	1,927,869
Regions Financial Corp.	127,409	4,212,142
Sky Financial Group Inc.	28,586	714,650
South Financial Group Inc. (The)	16,578	467,500
SouthTrust Corp.	91,157	3,797,601
Synovus Financial Corp.	83,946	2,195,188
TCF Financial Corp. (2)	36,788	1,114,309
UCBH Holdings Inc.	12,543	490,055
UnionBanCal Corp.	12,665	749,895
Valley National Bancorp	27,054	690,959
W Holding Co. Inc.	19,922	378,518
Whitney Holding Corp.	11,155	468,510
Wilmington Trust Corp.	18,200	659,022
Zions Bancorporation	24,659	1,505,185

		53,181,399

BEVERAGES—0.43%
Brown-Forman Corp. Class B	14,276	653,841
Constellation Brands Inc. (1)	24,620	937,037
Coors (Adolph) Co. Class B	7,252	492,556
Pepsi Bottling Group Inc.	41,979	1,139,730
PepsiAmericas Inc. (2)	19,753	377,282

		3,600,446

BIOTECHNOLOGY—1.56%
Affymetrix Inc. (1) (2)	16,797	515,836
Celgene Corp. (1) (2)	22,299	1,298,471

Charles River Laboratories International Inc. (1) (2)	12,697	581,523
Chiron Corp. (1)	30,179	1,333,912
Genzyme Corp. (1)	62,617	3,406,991
ICOS Corp. (1) (2)	17,362	419,119
Invitrogen Corp. (1)	14,965	822,925
Martek Biosciences Corp. (1) (2)	7,204	350,403
MedImmune Inc. (1)	68,509	1,623,663
Millennium Pharmaceuticals Inc. (1)	83,904	1,150,324
Millipore Corp. (1)	13,414	641,860
Nektar Therapeutics (1)	23,199	335,922
Protein Design Labs Inc. (1)	26,145	511,919

		12,992,868

BUILDING MATERIALS—0.59%
American Standard Companies Inc. (1)	51,232	1,993,437
Florida Rock Industries Inc.	8,397	411,369
Lafarge North America Inc.	9,049	424,308
Martin Marietta Materials Inc. (2)	13,226	598,741
Vulcan Materials Co.	28,121	1,432,765

		4,860,620

CHEMICALS—2.81%
Air Products & Chemicals Inc.	62,833	3,416,859
Ashland Inc.	19,377	1,086,662
Cabot Corp.	17,065	658,197
Eastman Chemical Co. (2)	21,324	1,013,956
Ecolab Inc.	50,738	1,595,203
Engelhard Corp.	34,215	969,995
International Flavors & Fragrances Inc.	22,851	872,908
Lubrizol Corp.	14,330	495,818
Lyondell Chemical Co. (2)	36,679	823,810
PPG Industries Inc.	47,441	2,907,184
Praxair Inc.	89,824	3,839,078
Rohm & Haas Co.	44,331	1,904,903
RPM International Inc.	31,847	562,100
Sherwin-Williams Co. (The)	32,853	1,444,218
Sigma-Aldrich Corp.	19,034	1,103,972
Valspar Corp. (The)	14,046	655,667

		23,350,530

COAL—0.37%
Arch Coal Inc. (2)	15,166	538,241
CONSOL Energy Inc.	24,791	864,958
Massey Energy Co. (2)	21,062	609,324
Peabody Energy Corp. (2)	17,605	1,047,497

		3,060,020

COMMERCIAL SERVICES—2.90%
ADESA Inc. (1)	24,423	401,270
Alliance Data Systems Corp. (1)	12,430	504,161
ARAMARK Corp. Class B	27,955	674,834
BearingPoint Inc. (1)	44,018	393,521
Block (H & R) Inc.	48,187	2,381,402
Career Education Corp. (1)	28,443	808,634
ChoicePoint Inc. (1)	24,342	1,038,186
Convergys Corp. (1)	39,306	527,880
Corporate Executive Board Co. (The) (2)	10,907	667,945
Deluxe Corp.	13,679	561,113
DeVry Inc. (1) (2)	16,204	335,585
Donnelley (R.R.) & Sons Co.	60,131	1,883,303
Education Management Corp. (1)	20,300	540,792
Equifax Inc.	37,707	993,957
Hewitt Associates Inc. Class A (1)	8,474	224,222
Iron Mountain Inc. (1) (2)	30,153	1,020,679

ITT Educational Services Inc. (1) (2)	13,515	487,216
Laureate Education Inc. (1)	9,856	366,840
Manpower Inc.	25,507	1,134,806
McKesson Corp.	80,166	2,056,258
MoneyGram International Inc.	24,171	412,841
Moody’s Corp.	34,593	2,533,937
Pharmaceutical Product Development Inc. (1) (2)	13,142	473,112
Rent-A-Center Inc. (1)	18,647	482,211
Robert Half International Inc.	40,688	1,048,530
Service Corp. International (1)	85,307	529,756
ServiceMaster Co. (The)	79,971	1,028,427
Viad Corp.	6,031	143,116
Weight Watchers International Inc. (1) (2)	12,343	479,155

		24,133,689

COMPUTERS—3.54%
Affiliated Computer Services Inc. Class A (1) (2)	33,856	1,884,764
Apple Computer Inc. (1)	105,653	4,094,054
Cadence Design Systems Inc. (1)	75,271	981,534
Ceridian Corp. (1)	41,185	758,216
Cognizant Technology Solutions Corp. (1)	35,700	1,089,207
Computer Sciences Corp. (1)	51,666	2,433,469
Diebold Inc.	21,156	987,985
DST Systems Inc. (1) (2)	20,599	916,038
Electronic Data Systems Corp.	142,831	2,769,493
Henry (Jack) & Associates Inc.	18,994	356,517
Lexmark International Inc. (1)	36,109	3,033,517
Maxtor Corp. (1)	77,248	401,690
National Instruments Corp.	14,893	450,811
NCR Corp. (1)	26,048	1,291,720
Network Appliance Inc. (1)	85,374	1,963,602
Reynolds & Reynolds Co. (The) Class A	20,276	500,209
SanDisk Corp. (1) (2)	47,259	1,376,182
Storage Technology Corp. (1)	32,207	813,549
SunGard Data Systems Inc. (1)	79,846	1,897,939
Unisys Corp. (1)	91,775	947,118
Western Digital Corp. (1)	57,955	509,424

		29,457,038

COSMETICS & PERSONAL CARE—0.24%
Alberto-Culver Co.	17,707	769,900
Estee Lauder Companies Inc. Class A	29,790	1,245,222

		2,015,122

DISTRIBUTION & WHOLESALE—0.81%
CDW Corp.	17,732	1,028,988
Fastenal Co. (2)	16,776	966,298
Genuine Parts Co.	48,285	1,853,178
Grainger (W.W.) Inc.	21,142	1,218,836
Hughes Supply Inc.	17,036	512,273
Ingram Micro Inc. Class A (1)	33,552	540,187
Tech Data Corp. (1)	16,091	620,308

		6,740,068

DIVERSIFIED FINANCIAL SERVICES—2.66%
AmeriCredit Corp. (1)	43,378	905,733
Ameritrade Holding Corp. (1)	65,551	787,268
Bear Stearns Companies Inc. (The)	29,015	2,790,373
BlackRock Inc. (2)	5,049	371,051
CapitalSource Inc. (1) (2)	17,879	399,417
Chicago Mercantile Exchange Holdings Inc. (2)	9,090	1,466,217
CIT Group Inc.	58,315	2,180,398
Doral Financial Corp.	22,470	931,831
E*TRADE Financial Corp. (1)	100,634	1,149,240

Eaton Vance Corp.	18,899	763,331
Edwards (A.G.) Inc.	24,429	845,732
Federated Investors Inc. Class B	22,940	652,414
Friedman, Billings, Ramsey Group Inc. Class A (2)	38,248	730,537
IndyMac Bancorp Inc.	17,084	618,441
Instinet Group Inc. (1)	34,641	174,244
Janus Capital Group Inc.	66,316	902,561
Jefferies Group Inc.	16,164	557,173
Legg Mason Inc.	27,614	1,470,971
Nuveen Investments Inc. Class A	5,249	155,370
Providian Financial Corp. (1)	80,178	1,245,966
Raymond James Financial Inc.	17,081	411,994
Student Loan Corp.	1,113	157,768
T. Rowe Price Group Inc.	29,966	1,526,468
Waddell & Reed Financial Inc. Class A	25,532	561,704
Westcorp Inc.	6,475	275,317
WFS Financial Inc.	1,834	85,373

		22,116,892

ELECTRIC—6.42%
AES Corp. (The) (1)	175,479	1,753,035
Allegheny Energy Inc. (1) (2)	35,288	563,196
ALLETE Inc.	8,142	264,604
Alliant Energy Corp.	31,011	771,554
Ameren Corp.	52,069	2,402,984
CenterPoint Energy Inc. (2)	75,864	785,951
Cinergy Corp.	49,547	1,962,061
Consolidated Edison Inc.	66,627	2,800,999
Constellation Energy Group Inc.	46,408	1,848,895
DPL Inc.	34,675	713,611
DTE Energy Co.	46,423	1,958,586
Edison International	89,746	2,379,166
Energy East Corp.	40,328	1,015,459
FPL Group Inc.	51,092	3,490,605
Great Plains Energy Inc.	20,506	597,750
Hawaiian Electric Industries Inc. (2)	22,323	592,452
MDU Resources Group Inc.	32,526	856,410
NiSource Inc.	73,547	1,545,222
Northeast Utilities	35,720	692,611
NRG Energy Inc. (1)	21,775	586,618
NSTAR	14,785	725,943
OGE Energy Corp. (2)	24,473	617,454
Pepco Holdings Inc.	47,401	943,280
PG&E Corp. (1)	110,241	3,351,326
Pinnacle West Capital Corp.	25,157	1,044,015
PPL Corp.	50,441	2,379,806
Progress Energy Inc.	68,182	2,886,826
Public Service Enterprise Group Inc.	65,430	2,787,318
Puget Energy Inc.	27,226	618,030
Reliant Energy Inc. (1) (2)	81,589	761,225
SCANA Corp.	30,600	1,142,604
TECO Energy Inc.	51,652	698,852
Texas Genco Holdings Inc.	1,342	62,604
TXU Corp.	80,686	3,866,473
Westar Energy Inc.	23,750	479,750
Wisconsin Energy Corp.	32,555	1,038,504
WPS Resources Corp. (2)	10,301	463,442
Xcel Energy Inc. (2)	109,974	1,904,750

		53,353,971

ELECTRICAL COMPONENTS & EQUIPMENT—0.52%
American Power Conversion Corp.	48,691	846,736
AMETEK Inc.	18,853	571,623
Energizer Holdings Inc. (1)	22,577	1,040,800

Hubbell Inc. Class B (2)	16,668	747,226
Molex Inc.	37,908	1,130,417

		4,336,802

ELECTRONICS—2.12%
Amphenol Corp. Class A (1)	18,848	645,732
Applera Corp. - Applied Biosystems Group	55,569	1,048,587
Arrow Electronics Inc. (1)	31,957	721,589
Avnet Inc. (1)	32,937	563,881
AVX Corp. (2)	14,373	170,320
Fisher Scientific International Inc. (1)	29,583	1,725,576
FLIR Systems Inc. (1) (2)	9,255	541,417
Gentex Corp.	21,529	756,314
Jabil Circuit Inc. (1)	46,196	1,062,508
Mettler Toledo International Inc. (1)	13,427	634,023
Parker Hannifin Corp.	33,096	1,948,031
PerkinElmer Inc.	35,417	609,881
Sanmina-SCI Corp. (1)	143,438	1,011,238
Solectron Corp. (1)	258,336	1,278,763
Symbol Technologies Inc.	64,555	815,975
Tektronix Inc.	23,295	774,559
Thermo Electron Corp. (1)	45,641	1,233,220
Vishay Intertechnology Inc. (1)	46,257	596,715
Waters Corp. (1)	34,003	1,499,532

		17,637,861

ENGINEERING & CONSTRUCTION—0.19%
Fluor Corp. (2)	22,857	1,017,594
Jacobs Engineering Group Inc. (1)	15,609	597,669

		1,615,263

ENTERTAINMENT—0.21%
GTECH Holdings Corp.	32,897	832,952
International Speedway Corp. Class A	9,481	473,102
Metro-Goldwyn-Mayer Inc.	15,698	181,626
Regal Entertainment Group Class A (2)	11,523	220,089

		1,707,769

ENVIRONMENTAL CONTROL—0.30%
Allied Waste Industries Inc. (1)	77,458	685,503
Republic Services Inc.	42,451	1,263,342
Stericycle Inc. (1)	12,055	553,324

		2,502,169

FOOD—2.74%
Albertson’s Inc. (2)	101,307	2,424,277
Archer-Daniels-Midland Co.	160,416	2,723,864
Campbell Soup Co.	63,377	1,666,181
Dean Foods Co. (1)	41,957	1,259,549
Del Monte Foods Co. (1)	50,792	532,808
Hershey Foods Corp.	42,082	1,965,650
Hormel Foods Corp.	20,415	546,714
Kroger Co. (1)	203,832	3,163,473
McCormick & Co. Inc. NVS	31,560	1,083,770
Pilgrim’s Pride Corp. (2)	4,207	113,926
Safeway Inc. (1)	122,932	2,373,817
Smithfield Foods Inc. (1)	23,260	581,500
Smucker (J.M.) Co. (The)	16,004	710,738
SUPERVALU Inc.	37,265	1,026,651
Tootsie Roll Industries Inc.	6,845	200,011
Tyson Foods Inc. Class A	60,231	964,901
Whole Foods Market Inc. (2)	17,031	1,461,089

		22,798,919

FOREST PRODUCTS & PAPER—0.91%
Boise Cascade Corp.	24,458	813,962
Bowater Inc. (2)	17,091	652,705
Georgia-Pacific Corp.	70,221	2,524,445
Louisiana-Pacific Corp.	30,347	787,505
MeadWestvaco Corp.	55,501	1,770,482
Temple-Inland Inc.	15,095	1,013,629

		7,562,728

GAS—0.72%
AGL Resources Inc.	16,969	522,136
KeySpan Corp.	44,107	1,728,994
ONEOK Inc. (2)	28,489	741,284
Sempra Energy	53,819	1,947,710
UGI Corp.	14,095	525,180
Vectren Corp.	21,086	530,945

		5,996,249

HAND & MACHINE TOOLS—0.36%
Black & Decker Corp.	21,809	1,688,889
Snap-On Inc.	16,546	456,008
Stanley Works (The)	19,378	824,146

		2,969,043

HEALTH CARE-PRODUCTS—2.05%
Bard (C.R.) Inc.	28,735	1,627,263
Bausch & Lomb Inc.	14,584	969,107
Beckman Coulter Inc.	16,968	952,244
Biomet Inc.	70,338	3,297,445
Cooper Companies Inc.	8,449	579,179
Cytyc Corp. (1)	30,832	744,593
Dade Behring Holdings Inc. (1)	10,954	610,335
DENTSPLY International Inc.	21,969	1,141,070
Edwards Lifesciences Corp. (1) (2)	16,513	553,185
Gen-Probe Inc. (1)	13,654	544,385
Henry Schein Inc. (1)	12,129	755,758
Hillenbrand Industries Inc.	15,151	765,580
IDEXX Laboratories Inc. (1)	9,636	488,931
INAMED Corp. (1)	9,845	469,311
Patterson Companies Inc. (1) (2)	16,856	1,290,495
ResMed Inc. (1) (2)	9,285	442,059
Respironics Inc. (1)	8,813	470,967
Varian Medical Systems Inc. (1)	37,675	1,302,425

		17,004,332

HEALTH CARE-SERVICES—2.28%
Anthem Inc. (1) (2)	38,330	3,344,292
Community Health Systems Inc. (1)	13,883	370,398
Covance Inc. (1)	17,426	696,517
Coventry Health Care Inc. (1)	23,124	1,234,128
DaVita Inc. (1)	27,336	851,516
Health Management Associates Inc. Class A (2)	66,929	1,367,359
Health Net Inc. (1) (2)	32,342	799,494
Humana Inc. (1)	44,957	898,241
Laboratory Corp. of America Holdings (1)	38,177	1,669,098
Lincare Holdings Inc. (1) (2)	27,382	813,519
Manor Care Inc.	24,779	742,379
PacifiCare Health Systems Inc. (1) (2)	23,877	876,286
Quest Diagnostics Inc.	20,446	1,803,746
Renal Care Group Inc. (1) (2)	18,320	590,454
Tenet Healthcare Corp. (1)	128,186	1,383,127
Triad Hospitals Inc. (1) (2)	20,756	714,837
Universal Health Services Inc. Class B	13,461	585,553
WellChoice Inc. (1)	6,270	234,059

		18,975,003

HOLDING COMPANIES - DIVERSIFIED—0.09%
Leucadia National Corp.	13,877	786,132

		786,132

HOME BUILDERS—1.37%
Centex Corp.	33,971	1,714,177
D.R. Horton Inc.	64,489	2,135,231
Hovnanian Enterprises Inc. Class A (1)	9,236	370,364
KB Home	9,638	814,315
Lennar Corp. Class A	36,358	1,730,641
M.D.C. Holdings Inc.	5,695	416,304
NVR Inc. (1)	1,229	677,179
Pulte Homes Inc.	28,447	1,745,792
Ryland Group Inc.	6,458	598,398
Standard-Pacific Corp.	9,478	534,275
Toll Brothers Inc. (1) (2)	13,610	630,551

		11,367,227

HOME FURNISHINGS—0.58%
Harman International Industries Inc.	16,099	1,734,667
Leggett & Platt Inc.	53,255	1,496,465
Maytag Corp. (2)	22,911	420,875
Whirlpool Corp.	19,450	1,168,751

		4,820,758

HOUSEHOLD PRODUCTS & WARES—0.99%
Avery Dennison Corp.	30,422	2,001,159
Church & Dwight Co. Inc.	15,389	431,815
Clorox Co.	39,431	2,101,672
Fortune Brands Inc.	39,585	2,932,853
Fossil Inc. (1)	10,952	338,855
Scotts Co. (The) Class A (1)	5,909	379,062

		8,185,416

HOUSEWARES—0.18%
Newell Rubbermaid Inc. (2)	75,680	1,516,627

		1,516,627

INSURANCE—5.23%
Alleghany Corp. (1)	1,269	346,310
Allmerica Financial Corp. (1)	15,463	415,645
Ambac Financial Group Inc.	29,854	2,386,827
American Financial Group Inc.	10,377	310,169
American National Insurance Co. (2)	2,200	212,938
AON Corp.	88,020	2,529,695
Berkley (W.R.) Corp.	19,380	817,061
Brown & Brown Inc. (2)	15,140	691,898
CIGNA Corp.	39,106	2,722,951
Cincinnati Financial Corp.	40,922	1,686,805
CNA Financial Corp. (1)	7,093	170,303
Conseco Inc. (1)	42,624	752,740
Erie Indemnity Co. Class A	7,836	399,793
Fidelity National Financial Inc.	44,315	1,688,402
First American Corp.	21,498	662,783
Gallagher (Arthur J.) & Co.	25,291	837,891
HCC Insurance Holdings Inc. (2)	17,695	533,504
Jefferson-Pilot Corp.	38,518	1,912,804
Lincoln National Corp.	48,215	2,266,105
Loews Corp.	40,928	2,394,288
Markel Corp. (1)	2,275	701,610
MBIA Inc.	39,771	2,315,070
Mercury General Corp.	7,173	379,380

MGIC Investment Corp.	27,336	1,819,211
Nationwide Financial Services Inc.	15,973	560,812
Odyssey Re Holdings Corp. (2)	3,728	82,687
Old Republic International Corp.	50,100	1,254,003
PMI Group Inc. (The)	26,343	1,068,999
Principal Financial Group Inc.	88,252	3,174,424
Protective Life Corp.	19,221	755,578
Radian Group Inc.	25,880	1,196,432
Reinsurance Group of America Inc.	8,107	334,008
SAFECO Corp. (2)	36,680	1,674,442
StanCorp Financial Group Inc.	7,516	535,139
Torchmark Corp.	28,836	1,533,498
Transatlantic Holdings Inc.	7,297	396,592
Unitrin Inc.	12,779	531,223
UNUMProvident Corp. (2)	81,593	1,280,194
Wesco Financial Corp. (2)	386	135,679

		43,467,893

INTERNET—0.76%
Akamai Technologies Inc. (1) (2)	29,653	416,625
Ask Jeeves Inc. (1) (2)	15,505	507,169
Avocent Corp. (1)	13,617	354,451
CheckFree Corp. (1) (2)	22,554	624,069
Macromedia Inc. (1)	19,194	385,416
McAfee Inc. (1)	46,038	925,364
Monster Worldwide Inc. (1) (2)	27,661	681,567
TIBCO Software Inc. (1)	59,230	504,047
VeriSign Inc. (1)	68,287	1,357,546
WebMD Corp. (1) (2)	85,472	594,885

		6,351,139

INVESTMENT COMPANIES—0.18%
Allied Capital Corp. (2)	35,831	873,918
American Capital Strategies Ltd.	18,947	593,799

		1,467,717

IRON & STEEL—0.40%
International Steel Group Inc. (1) (2)	4,780	161,086
Nucor Corp.	21,740	1,986,384
United States Steel Corp. (2)	31,203	1,173,857

		3,321,327

LEISURE TIME—0.34%
Brunswick Corp.	26,084	1,193,604
Polaris Industries Inc. (2)	12,015	670,677
Sabre Holdings Corp.	38,161	936,089

		2,800,370

LODGING—1.66%
Caesars Entertainment Inc. (1)	84,661	1,413,839
Choice Hotels International Inc.	5,155	296,876
Harrah’s Entertainment Inc.	31,466	1,667,069
Hilton Hotels Corp.	105,599	1,989,485
Mandalay Resort Group	17,723	1,216,684
Marriott International Inc. Class A	53,027	2,755,283
MGM Mirage (1) (2)	16,263	807,458
Starwood Hotels & Resorts Worldwide Inc.	57,024	2,647,054
Station Casinos Inc. (2)	11,530	565,431
Wynn Resorts Ltd. (1) (2)	9,187	474,876

		13,834,055

MACHINERY—0.66%
AGCO Corp. (1)	25,051	566,654
Briggs & Stratton Corp.	6,231	505,957

Cummins Inc. (2)	10,573	781,239
Graco Inc.	19,042	637,907
Rockwell Automation Inc.	51,438	1,990,651
Zebra Technologies Corp. Class A (1)	15,806	964,324

		5,446,732

MANUFACTURING—2.15%
Brink’s Co. (The)	15,770	475,781
Carlisle Companies Inc.	8,630	551,716
Crane Co.	14,744	426,396
Donaldson Co. Inc. (2)	21,091	598,773
Dover Corp.	55,980	2,175,943
Eastman Kodak Co. (2)	83,629	2,694,526
Eaton Corp.	41,480	2,630,247
Harsco Corp.	11,279	506,427
ITT Industries Inc.	25,500	2,039,745
Pall Corp.	35,426	867,228
Pentair Inc.	27,619	964,179
Roper Industries Inc.	10,221	587,299
SPX Corp. (2)	22,659	802,129
Teleflex Inc.	9,751	414,418
Textron Inc.	32,638	2,097,644

		17,832,451

MEDIA—2.14%
Belo (A.H.) Corp.	27,464	619,039
Cablevision Systems Corp. (1) (2)	50,327	1,020,632
Citadel Broadcasting Corp. (1)	15,107	193,672
Cox Radio Inc. Class A (1) (2)	10,614	158,361
Dow Jones & Co. Inc.	16,756	680,461
Entercom Communications Corp. (1)	11,636	380,032
Gemstar-TV Guide International Inc. (1)	68,546	387,285
Hearst-Argyle Television Inc.	8,394	205,233
Knight Ridder Inc.	21,668	1,418,171
Lee Enterprises Inc.	12,343	571,975
Liberty Media International Inc. Class A (1)	37,145	1,239,232
McClatchy Co. (The) Class A	4,966	351,742
Media General Inc. Class A	6,781	379,397
Meredith Corp.	10,172	522,637
New York Times Co. Class A	41,296	1,614,674
Radio One Inc. Class D (1)	22,472	319,777
Scripps (E.W.) Co. Class A	15,024	717,847
Sirius Satellite Radio Inc. (1) (2)	340,225	1,088,720
UnitedGlobalCom Inc. Class A (1)	96,389	720,026
Univision Communications Inc. Class A (1)	64,786	2,047,885
Washington Post Co. (The) Class B	1,511	1,390,120
Wiley, (John) & Sons Inc. Class A	12,905	412,315
XM Satellite Radio Holdings Inc. Class A (1) (2)	44,360	1,376,047

		17,815,280

METAL FABRICATE & HARDWARE—0.23%
Precision Castparts Corp.	17,602	1,057,000
Timken Co. (The)	18,827	463,521
Worthington Industries Inc.	17,964	383,531

		1,904,052

MINING—0.58%
Freeport-McMoRan Copper & Gold Inc.	42,649	1,727,285
Owens-Illinois Inc. (1)	30,602	489,632
Phelps Dodge Corp.	25,867	2,380,540
Southern Peru Copper Corp. (2)	3,899	201,422

		4,798,879

OFFICE & BUSINESS EQUIPMENT—0.76%
IKON Office Solutions Inc. (2)	32,815	394,436
Pitney Bowes Inc.	63,917	2,818,740
Xerox Corp. (1) (2)	221,264	3,115,397

		6,328,573

OFFICE FURNISHINGS—0.16%
Herman Miller Inc. (2)	19,756	486,985
HNI Corp.	15,938	630,826
Steelcase Inc. Class A (2)	14,231	199,234

		1,317,045

OIL & GAS—3.89%
Amerada Hess Corp.	21,326	1,898,014
Chesapeake Energy Corp. (2)	66,683	1,055,592
Diamond Offshore Drilling Inc. (2)	16,448	542,620
ENSCO International Inc.	41,581	1,358,451
EOG Resources Inc.	32,101	2,113,851
Kerr-McGee Corp.	36,429	2,085,560
Marathon Oil Corp.	95,488	3,941,745
Murphy Oil Corp.	22,523	1,954,321
Newfield Exploration Co. (1)	16,826	1,030,424
Noble Energy Inc.	16,160	941,158
Patina Oil & Gas Corp.	19,582	579,040
Patterson-UTI Energy Inc.	46,356	884,009
Pioneer Natural Resources Co.	43,109	1,486,407
Pogo Producing Co.	18,677	886,224
Premcor Inc. (1)	10,796	415,646
Pride International Inc. (1) (2)	31,515	623,682
Rowan Companies Inc. (1)	28,974	764,914
Sunoco Inc.	20,810	1,539,524
Unocal Corp.	72,888	3,134,184
Valero Energy Corp.	35,463	2,844,487
XTO Energy Inc.	70,429	2,287,534

		32,367,387

OIL & GAS SERVICES—1.48%
Baker Hughes Inc.	92,066	4,025,126
Bank of America N.A. (1)	26,693	715,906
BJ Services Co.	44,316	2,322,602
Cooper Cameron Corp. (1)	15,679	859,836
FMC Technologies Inc. (1)	18,665	623,411
Grant Prideco Inc. (1)	33,912	694,857
National-Oilwell Inc. (1)	23,563	774,280
Smith International Inc. (1)	28,747	1,745,805
Tidewater Inc.	17,026	554,196

		12,316,019

PACKAGING & CONTAINERS—0.78%
Ball Corp.	29,294	1,096,474
Bemis Co. Inc.	29,437	782,435
Packaging Corp. of America	16,569	405,443
Pactiv Corp. (1)	42,177	980,615
Sealed Air Corp. (1)	24,476	1,134,463
Smurfit-Stone Container Corp. (2)	69,584	1,347,842
Sonoco Products Co.	26,946	712,452

		6,459,724

PHARMACEUTICALS—2.76%
Allergan Inc.	36,321	2,635,089
American Pharmaceutical Partners Inc. (1) (2)	5,275	145,432
AmerisourceBergen Corp.	30,936	1,661,573
Amylin Pharmaceuticals Inc. (1) (2)	26,094	535,449
Andrx Corp. (1)	20,188	451,404
Barr Pharmaceuticals Inc. (1)	25,390	1,051,908

Cephalon Inc. (1) (2)	15,442	739,672
Endo Pharmaceuticals Holdings Inc. (1)	13,029	239,212
Eon Labs Inc. (1)	7,801	169,282
Express Scripts Inc. (1)	18,244	1,192,063
Eyetech Pharmaceuticals Inc. (1) (2)	1,935	65,771
Hospira Inc. (1)	42,969	1,314,851
ImClone Systems Inc. (1)	17,990	950,772
IVAX Corp. (1)	51,495	986,129
Kinetic Concepts Inc. (1)	6,884	361,754
King Pharmaceuticals Inc. (1)	67,217	802,571
Medco Health Solutions Inc. (1)	74,664	2,307,118
Medicis Pharmaceutical Corp. Class A (2)	15,559	607,423
MGI Pharma Inc. (1)	19,766	527,555
Mylan Laboratories Inc. (2)	76,021	1,368,378
NBTY Inc. (1)	15,726	339,053
Neurocrine Biosciences Inc. (1)	10,033	473,156
Omnicare Inc.	29,125	825,985
OSI Pharmaceuticals Inc. (1)	11,683	718,037
Sepracor Inc. (1) (2)	23,562	1,149,354
VCA Antech Inc. (1) (2)	17,450	359,994
Watson Pharmaceuticals Inc. (1)	31,791	936,563

		22,915,548

PIPELINES—1.01%
Dynegy Inc. Class A (1) (2)	78,211	390,273
El Paso Corp. (2)	176,530	1,622,311
Equitable Resources Inc.	17,208	934,566
Kinder Morgan Inc.	26,347	1,655,119
National Fuel Gas Co. (2)	19,755	559,659
Questar Corp.	23,065	1,056,838
Western Gas Resources Inc.	14,753	421,788
Williams Companies Inc.	143,164	1,732,284

		8,372,838

REAL ESTATE—0.15%
Forest City Enterprises Inc. Class A (2)	8,621	475,017
St. Joe Co. (The)	15,344	732,983

		1,208,000

REAL ESTATE INVESTMENT TRUSTS—5.90%
AMB Property Corp.	22,748	842,131
Annaly Mortgage Management Inc. (2)	32,756	561,110
Apartment Investment & Management Co. Class A	26,768	930,991
Archstone-Smith Trust	53,950	1,706,978
Arden Realty Group Inc.	18,187	592,532
AvalonBay Communities Inc. (2)	19,715	1,187,237
Boston Properties Inc. (2)	22,722	1,258,572
BRE Properties Inc. Class A	13,714	525,932
Camden Property Trust	11,055	510,741
Catellus Development Corp.	28,229	748,351
CBL & Associates Properties Inc.	5,941	362,104
CenterPoint Properties Trust (2)	12,961	564,840
Chelsea Property Group Inc.	10,107	678,180
Crescent Real Estate Equities Co.	21,389	336,663
Developers Diversified Realty Corp.	28,023	1,097,100
Duke Realty Corp.	39,119	1,298,751
Equity Office Properties Trust	112,028	3,052,763
Equity Residential	77,177	2,392,487
Federal Realty Investment Trust (2)	14,309	629,596
General Growth Properties Inc.	60,007	1,860,217
Health Care Property Investors Inc.	36,347	945,022
Health Care REIT Inc. (2)	14,261	501,987
Hospitality Properties Trust	18,633	791,716
Host Marriott Corp. (1)	95,971	1,346,473

HRPT Properties Trust	49,249	541,247
iStar Financial Inc.	30,297	1,249,145
Kimco Realty Corp. (2)	26,757	1,372,634
Liberty Property Trust	23,311	928,710
Macerich Co. (The) (2)	16,328	870,119
Mack-Cali Realty Corp.	16,889	748,183
Mills Corp. (2)	14,875	771,566
New Plan Excel Realty Trust Inc. (2)	27,941	698,525
Pan Pacific Retail Properties Inc.	10,174	550,413
Plum Creek Timber Co. Inc.	53,557	1,876,102
ProLogis	49,953	1,760,344
Public Storage Inc.	21,606	1,070,577
Rayonier Inc. (2)	13,621	616,214
Reckson Associates Realty Corp.	18,559	533,571
Regency Centers Corp.	16,847	783,217
Rouse Co. (The)	28,356	1,896,449
Shurgard Storage Centers Inc. Class A	12,752	494,778
Simon Property Group Inc.	43,051	2,308,825
SL Green Realty Corp. (2)	10,726	555,714
Thornburg Mortgage Inc.	22,663	657,454
Trizec Properties Inc. (2)	24,919	397,956
United Dominion Realty Trust Inc.	35,656	707,058
Ventas Inc.	23,085	598,363
Vornado Realty Trust	26,408	1,655,253
Weingarten Realty Investors	20,793	686,377

		49,051,268

RETAIL—6.52%
Abercrombie & Fitch Co. Class A	26,006	819,189
Advance Auto Parts Inc. (1)	20,552	706,989
American Eagle Outfitters Inc.	14,865	547,775
AnnTaylor Stores Corp. (1)	18,657	436,574
Applebee’s International Inc.	22,608	571,530
AutoNation Inc. (1) (2)	49,021	837,279
AutoZone Inc. (1) (2)	16,147	1,247,356
Barnes & Noble Inc. (1)	14,470	535,390
Bed Bath & Beyond Inc. (1)	83,080	3,083,099
Big Lots Inc. (1) (2)	32,238	394,271
BJ’s Wholesale Club Inc. (1) (2)	19,415	530,806
Borders Group Inc.	21,194	525,611
Brinker International Inc. (1)	26,533	826,503
CarMax Inc. (1) (2)	30,702	661,628
Cheesecake Factory (The) (1) (2)	14,379	624,049
Chico’s FAS Inc. (1) (2)	24,550	839,610
Circuit City Stores Inc.	54,727	839,512
Claire’s Stores Inc.	24,445	612,103
Copart Inc. (1)	18,348	347,328
Darden Restaurants Inc.	44,323	1,033,612
Dillard’s Inc. Class A	16,672	329,105
Dollar General Corp.	81,264	1,637,470
Dollar Tree Stores Inc. (1)	32,012	862,723
Family Dollar Stores Inc.	44,829	1,214,866
Federated Department Stores Inc.	49,758	2,260,506
Foot Locker Inc.	39,851	944,469
Kmart Holding Corp. (1)	12,541	1,096,961
Limited Brands Inc.	113,973	2,540,458
May Department Stores Co. (The)	79,846	2,046,453
Michaels Stores Inc.	18,921	1,120,312
MSC Industrial Direct Co. Inc. Class A	9,013	307,163
Neiman-Marcus Group Inc. Class A (2)	11,913	684,998
Nordstrom Inc.	29,775	1,138,596
Office Depot Inc. (1)	86,168	1,295,105
O’Reilly Automotive Inc. (1) (2)	13,523	517,796
Outback Steakhouse Inc. (2)	17,194	714,067

Pacific Sunwear of California Inc. (1)	21,291	448,176
Penney (J.C.) Co. Inc. (Holding Co.)	67,374	2,376,955
PETCO Animal Supplies Inc. (1)	11,466	374,480
PETsMART Inc.	39,756	1,128,673
Pier 1 Imports Inc.	24,384	440,863
RadioShack Corp.	44,291	1,268,494
Regis Corp.	12,297	494,585
Rite Aid Corp. (1)	118,032	415,473
Ross Stores Inc.	41,472	972,104
Ruby Tuesday Inc. (2)	18,488	515,261
Saks Inc.	34,788	419,195
Sears, Roebuck and Co.	58,856	2,345,412
7-Eleven Inc. (1)	7,034	140,539
Talbots Inc. (The)	5,394	133,717
Tiffany & Co.	40,465	1,243,894
Toys R Us Inc. (1)	58,877	1,044,478
Urban Outfitters Inc. (1) (2)	12,696	436,742
Wendy’s International Inc.	31,418	1,055,645
Williams-Sonoma Inc. (1)	25,689	964,622
Yum! Brands Inc.	80,015	3,253,410

		54,203,980

SAVINGS & LOANS—1.10%
Astoria Financial Corp.	21,771	772,653
Capitol Federal Financial (2)	6,127	197,167
GreenPoint Financial Corp.	30,462	1,409,172
Hudson City Bancorp Inc.	18,382	656,973
Independence Community Bank Corp.	22,833	891,629
New York Community Bancorp Inc. (2)	73,314	1,505,870
People’s Bank	10,628	379,739
Sovereign Bancorp Inc.	94,356	2,058,848
Washington Federal Inc.	21,535	541,605
Webster Financial Corp.	14,291	705,832

		9,119,488

SEMICONDUCTORS—3.00%
Advanced Micro Devices Inc. (1) (2)	97,369	1,265,797
Altera Corp. (1)	104,208	2,039,351
Atmel Corp. (1)	113,741	411,742
Cree Inc. (1) (2)	20,614	629,345
Cypress Semiconductor Corp. (1) (2)	54,808	484,503
Fairchild Semiconductor International Inc. Class A (1)	40,242	570,229
Integrated Circuit Systems Inc. (1)	20,155	433,333
International Rectifier Corp. (1)	18,841	646,246
Intersil Corp. Class A	56,967	907,484
KLA-Tencor Corp. (1)	58,834	2,440,434
Lam Research Corp. (1)	39,267	859,162
Linear Technology Corp.	86,286	3,127,005
MEMC Electronic Materials Inc. (1)	21,265	180,327
Microchip Technology Inc.	58,902	1,580,930
Micron Technology Inc. (1)	165,660	1,992,890
National Semiconductor Corp. (1)	98,752	1,529,668
Novellus Systems Inc. (1)	46,926	1,247,762
NVIDIA Corp. (1) (2)	59,981	870,924
PMC-Sierra Inc. (1)	64,931	572,042
QLogic Corp. (1)	32,206	953,620
Rambus Inc. (1)	27,864	437,186
Semtech Corp. (1)	20,642	395,707
Silicon Laboratories Inc. (1) (2)	14,915	493,537
Teradyne Inc. (1)	61,395	822,693

		24,891,917

SOFTWARE—3.21%
Activision Inc. (1)	37,513	520,305

Acxiom Corp.	20,710	491,655
Adobe Systems Inc.	65,416	3,236,130
Autodesk Inc.	32,363	1,573,813
Avid Technology Inc. (1) (2)	9,021	422,814
BEA Systems Inc. (1)	102,649	709,305
BMC Software Inc. (1)	61,991	980,078
Certegy Inc. (2)	17,643	656,496
Citrix Systems Inc. (1)	46,864	821,057
Compuware Corp. (1)	105,291	542,249
Dun & Bradstreet Corp. (1)	19,399	1,138,721
Fair Isaac Corp. (2)	21,335	622,982
Fiserv Inc. (1)	53,704	1,872,121
Global Payments Inc. (2)	7,642	409,229
IMS Health Inc.	64,716	1,548,007
Intuit Inc. (1)	49,073	2,227,914
Mercury Interactive Corp. (1)	26,037	908,171
Novell Inc. (1) (2)	106,387	671,302
PeopleSoft Inc. (1)	88,934	1,765,340
Pixar Inc. (1) (2)	6,737	531,549
Red Hat Inc. (1) (2)	44,848	548,940
SEI Investments Co.	17,560	591,421
Siebel Systems Inc. (1)	118,053	890,120
Sybase Inc. (1)	26,926	371,310
Total System Services Inc.	10,092	254,722
Veritas Software Corp. (1)	130,994	2,331,693

		26,637,444

TELECOMMUNICATIONS—2.87%
ADC Telecommunications Inc. (1) (2)	221,383	400,700
ADTRAN Inc. (2)	18,076	409,964
Advanced Fibre Communications Inc. (1)	24,444	388,660
American Tower Corp. Class A (1) (2)	59,305	910,332
Avaya Inc. (1)	108,270	1,509,284
CenturyTel Inc.	39,752	1,361,108
Citizens Communications Co.	79,156	1,059,899
Comverse Technology Inc. (1)	53,830	1,013,619
Crown Castle International Corp. (1) (2)	52,932	787,628
Harris Corp.	18,318	1,006,391
IDT Corp. Class B (1) (2)	15,634	234,979
JDS Uniphase Corp. (1)	379,463	1,278,790
Juniper Networks Inc. (1)	147,346	3,477,366
Nextel Partners Inc. Class A (1) (2)	34,054	564,615
NII Holdings Inc. Class B (1) (2)	15,813	651,654
NTL Inc. (1)	18,986	1,178,461
Plantronics Inc.	14,716	636,320
Polycom Inc. (1)	27,931	553,592
Qwest Communications International Inc. (1)	407,386	1,356,595
Scientific-Atlanta Inc.	44,310	1,148,515
SpectraSite Inc. (1) (2)	10,867	505,316
Telephone & Data Systems Inc.	13,618	1,146,227
Tellabs Inc. (1)	114,488	1,052,145
3Com Corp. (1)	106,659	450,101
United States Cellular Corp. (1)	4,914	212,039
Western Wireless Corp. Class A (1)	21,029	540,656

		23,834,956

TEXTILES—0.31%
Cintas Corp.	34,660	1,457,106
Mohawk Industries Inc. (1)	14,362	1,140,199

		2,597,305

TOYS, GAMES & HOBBIES—0.39%
Hasbro Inc.	42,679	802,365
Marvel Enterprises Inc. (1) (2)	19,803	288,332
Mattel Inc.	116,262	2,107,830

		3,198,527

TRANSPORTATION—1.74%
Burlington Northern Santa Fe Corp.	102,519	3,927,503
CH Robinson Worldwide Inc.	23,522	1,091,186
CNF Inc.	13,889	569,310
CSX Corp.	59,119	1,962,751
Expeditors International Washington Inc. (2)	28,982	1,498,369
Hunt (J.B.) Transport Services Inc.	15,869	589,375
Norfolk Southern Corp.	108,397	3,223,727
Ryder System Inc.	18,063	849,684
SIRVA Inc. (1)	5,698	130,484
Yellow Roadway Corp. (1)	13,333	625,184

		14,467,573

WATER—0.07%
Aqua America Inc.	25,790	570,217

		570,217
TOTAL COMMON STOCKS (Cost: $793,903,301)		828,016,123

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.49%

COMMERCIAL PAPER—2.55%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	491,772	491,361
1.88%, 10/01/04 (3)	558,832	558,832
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	419,124	418,864
1.73%, 10/18/04 (3)	139,708	139,594
1.78%, 10/26/04 (3)	251,475	251,164
1.78%, 10/27/04 (3)	139,708	139,528
1.78%, 10/28/04 (3)	419,124	418,565
Barton Capital Corp.
1.77%, 10/15/04 (3)	335,299	335,069
1.78%, 10/18/04 (3)	558,832	558,364
1.78%, 10/19/04 (3)	419,124	418,751
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	279,416	279,256
CRC Funding LLC
1.78%, 11/09/04 (3)	279,416	278,877
Delaware Funding Corp.
1.78%, 10/22/04 (3)	139,708	139,563
1.78%, 10/26/04 (3)	139,708	139,535
1.78%, 10/27/04 (3)	285,871	285,503
Edison Asset Securitization
1.45%, 11/09/04 (3)	558,832	557,955
1.59%, 12/02/04 (3)	558,832	557,302
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	237,420	237,054
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	419,124	418,864
1.78%, 10/22/04 (3)	139,708	139,563
1.78%, 10/26/04 (3)	223,533	223,257
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	279,416	277,908

GIRO Funding US Corp.
1.55%, 10/15/04 (3)	366,454	366,233
1.78%, 10/27/04 (3)	260,941	260,606
Grampian Funding LLC
1.26%, 10/22/04 (3)	558,832	558,423
1.44%, 10/27/04 (3)	558,832	558,251
1.59%, 11/30/04 (3)	279,416	278,676
1.78%, 10/18/04 (3)	558,832	558,363
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	698,540	698,073
1.78%, 10/27/04 (3)	279,416	279,057
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	419,616	419,220
Nationwide Building Society
1.63%, 12/09/04 (3)	463,831	462,382
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	279,416	279,085
1.78%, 10/28/04 (3)	340,888	340,433
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	1,117,665	1,116,971
1.77%, 10/06/04 (3)	558,832	558,695
1.78%, 10/15/04 (3)	279,416	279,223
1.78%, 10/19/04 (3)	139,708	139,584
1.80%, 10/28/04 (3)	420,315	419,747
Prudential Funding LLC
1.60%, 12/01/04 (3)	279,416	278,659
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	558,832	558,832
Scaldis Capital LLC
1.73%, 10/15/04 (3)	279,416	279,228
Sydney Capital Corp.
1.25%, 10/22/04 (3)	185,979	185,844
1.74%, 10/12/04 (3)	964,377	963,864
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	838,249	836,258
1.88%, 10/01/04 (3)	3,073,578	3,073,578
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	138,423	138,331

		21,152,345

FLOATING RATE NOTES—2.69%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	139,708	139,647
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	335,299	335,260
1.69%, 10/12/04 (3) (4)	279,416	279,415
1.80%, 03/15/05 (3) (4)	279,416	279,518
1.89%, 09/23/05 (3) (4)	502,949	502,752
1.89%, 09/27/05 (3) (4)	447,066	446,889
2.04%, 10/27/05 (3) (4)	530,891	531,516
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	838,249	837,989
CC USA Inc.
1.61%, 07/29/05 (3) (4)	558,832	558,694
1.63%, 05/04/05 (3) (4)	558,832	558,767
Den Danske Bank NY
1.68%, 08/12/05 (3)	558,832	558,688
1.77%, 08/26/05 (3)	558,832	558,681
Depfa Bank PLC
1.86%, 09/15/05 (3)	558,832	558,832
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	463,831	463,716
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	447,066	447,040

HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	558,832	558,832
K2 USA LLC
1.61%, 07/25/05 (3) (4)	279,416	279,371
1.70%, 06/10/05 (3) (4)	558,832	558,785
1.70%, 09/12/05 (3) (4)	558,832	558,727
1.79%, 10/20/05 (3) (4)	558,832	558,852
Links Finance LLC
1.68%, 04/25/05 (3)	558,832	559,038
1.71%, 04/15/05 (3) (4)	558,832	558,772
National City Bank (Ohio)
1.67%, 08/09/05 (3)	558,832	558,689
1.73%, 06/10/05 (3)	279,416	279,477
1.76%, 06/23/05 (3)	558,832	558,711
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	950,015	950,148
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	558,832	558,671
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	530,891	530,891
Permanent Financing PLC
1.69%, 03/10/05 (3)	558,832	558,832
1.70%, 12/10/04 (3)	279,416	279,416
1.72%, 06/10/05 (3)	251,475	251,475
Sigma Finance Inc.
1.52%, 10/07/04 (3)	558,832	558,831
1.73%, 11/15/04 (3)	558,832	558,828
1.75%, 08/17/05 (3)	279,416	279,438
1.75%, 09/15/05 (3)	698,540	698,602
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	205,091	205,081
1.66%, 05/17/05 (3) (4)	463,831	463,816
1.70%, 02/25/05 (3) (4)	312,946	312,921
1.72%, 01/18/05 (3) (4)	245,886	245,879
1.81%, 07/25/05 (3) (4)	558,832	558,787
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	419,124	419,057
1.72%, 09/15/05 (3)	419,124	419,044
1.84%, 06/15/05 (3) (4)	279,416	279,371
White Pine Finance LLC
1.55%, 07/11/05 (3)	139,708	139,696
1.63%, 07/05/05 (3)	279,416	279,370
1.68%, 05/20/05 (3)	251,475	251,459
1.71%, 04/15/05 (3) (4)	419,124	419,079
1.72%, 11/15/04 (3) (4)	335,299	335,299
1.73%, 06/15/05 (3) (4)	229,121	229,121
1.80%, 03/29/05 (3)	240,298	240,272
1.80%, 08/26/05 (3) (4)	279,416	279,366

		22,389,408

MEDIUM-TERM NOTES—0.21%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	558,832	558,802
1.51%, 02/15/05 (3) (4)	363,241	363,453
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	419,124	419,118
K2 USA LLC
1.46%, 01/12/05 (3) (4)	279,416	279,408
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	139,708	139,698

		1,760,479

MONEY MARKET FUNDS—2.14%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	2,235,329	2,235,329
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	8,752,843	8,752,843
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	6,147,156	6,147,156
BlackRock Temp Cash Money Market Fund (3)	231,724	231,724
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	375,445	375,445

		17,742,497

REPURCHASE AGREEMENTS—1.28%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	1,676,497	1,676,497
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	3,911,827	3,911,827
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	3,632,410	3,632,410
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	1,452,964	1,452,964

		10,673,698

TIME DEPOSITS—1.38%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	558,832	558,832
1.33%, 02/10/05 (3)	279,416	279,401
1.39%, 02/02/05 (3)	279,416	279,402
1.39%, 04/08/05 (3)	391,183	391,152
1.40%, 10/25/04 (3)	558,832	558,825
Bank of New York
1.39%, 11/01/04 (3)	558,832	558,828
1.60%, 12/03/04 (3)	139,708	139,696
Bank of Nova Scotia
1.13%, 10/06/04 (3)	558,832	558,832
1.24%, 10/07/04 (3)	419,124	419,124
1.42%, 10/29/04 (3)	419,124	419,127
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	419,124	419,123
1.38%, 11/22/04 (3)	139,708	139,710
1.40%, 10/29/04 (3)	558,832	558,832
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	357,653	357,635
National City Bank (Ohio)
1.25%, 01/06/05 (3)	558,832	558,840
Nordea Bank PLC
2.11%, 06/07/05 (3)	558,832	558,757
SunTrust Bank
1.88%, 10/01/04 (3)	2,235,329	2,235,329
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	977,957	977,876
1.34%, 02/10/05 (3)	223,533	223,521
1.41%, 11/01/04 (3)	419,124	419,121
1.77%, 05/10/05 (3)	279,416	279,399
1.78%, 10/29/04 (3)	279,416	279,416
1.90%, 05/11/05 (3)	279,416	279,399

		11,450,177

U.S. GOVERNMENT AGENCY NOTES—0.24%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	391,183	391,855
1.80%, 01/18/05 (3)	259,857	258,441

1.80%, 01/19/05 (3)	279,416	277,879
2.06%, 05/31/05 (3)	278,595	274,737
Federal National Mortgage Association
2.33%, 07/22/05 (3)	838,249	822,332

		2,025,244
TOTAL SHORT-TERM INVESTMENTS (Cost: $87,193,848)		87,193,848

TOTAL INVESTMENTS IN SECURITIES — 110.12% (Cost: $881,097,149)		915,209,971
Other Assets, Less Liabilities — (10.12%)		(84,075,852)

NET ASSETS — 100.00%		$831,134,119

NVS  -  Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.83%

ADVERTISING—0.80%
Getty Images Inc. (1) (2)	20,475	1,132,268
Harte-Hanks Inc.	24,179	604,717
Interpublic Group of Companies Inc. (1)	134,284	1,422,068
Lamar Advertising Co. (1) (2)	31,725	1,320,077
West Corp. (1) (2)	7,428	216,378

		4,695,508

AEROSPACE & DEFENSE—1.03%
Alliant Techsystems Inc. (1)	11,671	706,096
L-3 Communications Holdings Inc.	23,005	1,541,335
Rockwell Collins Inc.	84,481	3,137,624
United Defense Industries Inc. (1)	17,850	713,822

		6,098,877

AIRLINES—0.89%
AMR Corp. (1) (2)	40,457	296,550
JetBlue Airways Corp. (1) (2)	43,108	901,819
Southwest Airlines Co.	297,288	4,049,063

		5,247,432

APPAREL—0.84%
Coach Inc. (1)	89,629	3,802,062
Columbia Sportswear Co. (1) (2)	6,729	366,731
Polo Ralph Lauren Corp.	3,084	112,165
Reebok International Ltd.	3,553	130,466
Timberland Co. Class A (1)	9,555	542,724

		4,954,148

AUTO MANUFACTURERS—0.26%
Navistar International Corp. (1)	18,120	673,883
Oshkosh Truck Corp.	15,044	858,411

		1,532,294

AUTO PARTS & EQUIPMENT—0.26%
BorgWarner Inc.	6,340	274,459
Johnson Controls Inc.	22,373	1,271,010

		1,545,469

BANKS—2.20%
Commerce Bancorp Inc. (2)	33,053	1,824,526
First Marblehead Corp. (The) (1)	8,291	384,702
Fremont General Corp.	21,758	503,698
Genworth Financial Inc. Class A	9,742	226,989
Investors Financial Services Corp. (2)	31,388	1,416,540
NewAlliance Bancshares Inc.	42,680	612,458
North Fork Bancorp Inc. (2)	26,962	1,198,461
Northern Trust Corp.	27,825	1,135,260
Synovus Financial Corp.	100,496	2,627,970
TCF Financial Corp. (2)	58,412	1,769,299
UCBH Holdings Inc.	21,532	841,255

Valley National Bancorp	2,913	74,398
W Holding Co. Inc.	19,872	377,568

		12,993,124

BEVERAGES—0.40%
Brown-Forman Corp. Class B	12,330	564,714
Pepsi Bottling Group Inc.	65,884	1,788,751

		2,353,465

BIOTECHNOLOGY—3.23%
Affymetrix Inc. (1) (2)	30,933	949,952
Celgene Corp. (1) (2)	39,139	2,279,064
Charles River Laboratories International Inc. (1) (2)	21,973	1,006,363
Chiron Corp. (1)	52,225	2,308,345
Genzyme Corp. (1)	108,009	5,876,770
Invitrogen Corp. (1)	13,599	747,809
Martek Biosciences Corp. (1) (2)	12,499	607,951
MedImmune Inc. (1)	123,269	2,921,475
Millennium Pharmaceuticals Inc. (1)	81,657	1,119,517
Millipore Corp. (1)	23,420	1,120,647
Protein Design Labs Inc. (1)	8,049	157,599

		19,095,492

BUILDING MATERIALS—0.62%
American Standard Companies Inc. (1)	88,611	3,447,854
Florida Rock Industries Inc.	3,821	187,191

		3,635,045

CHEMICALS—1.12%
Ecolab Inc.	87,783	2,759,898
International Flavors & Fragrances Inc.	33,402	1,275,956
Praxair Inc.	44,799	1,914,709
Sherwin-Williams Co. (The)	5,013	220,371
Sigma-Aldrich Corp.	7,729	448,282

		6,619,216

COAL—0.22%
Arch Coal Inc. (2)	9,856	349,789
CONSOL Energy Inc.	26,707	931,807

		1,281,596

COMMERCIAL SERVICES—4.94%
Alliance Data Systems Corp. (1)	21,357	866,240
ARAMARK Corp. Class B	48,217	1,163,958
BearingPoint Inc. (1)	11,961	106,931
Block (H & R) Inc.	83,329	4,118,119
Career Education Corp. (1)	49,863	1,417,605
ChoicePoint Inc. (1)	42,305	1,804,308
Corporate Executive Board Co. (The) (2)	18,526	1,134,532
DeVry Inc. (1) (2)	29,845	618,090
Education Management Corp. (1)	34,721	924,967
Equifax Inc.	43,994	1,159,682
Hewitt Associates Inc. Class A (1)	14,358	379,913
Iron Mountain Inc. (1) (2)	52,430	1,774,756
ITT Educational Services Inc. (1) (2)	22,766	820,714
Laureate Education Inc. (1)	13,671	508,835
Manpower Inc.	20,508	912,401
McKesson Corp.	63,087	1,618,182
MoneyGram International Inc.	18,633	318,252
Moody’s Corp.	59,814	4,381,376
Pharmaceutical Product Development Inc. (1) (2)	22,769	819,684
Rent-A-Center Inc. (1)	22,088	571,196
Robert Half International Inc.	70,706	1,822,094
ServiceMaster Co. (The)	81,096	1,042,895

Viad Corp.	4,657	110,511
Weight Watchers International Inc. (1) (2)	20,922	812,192

		29,207,433

COMPUTERS—5.13%
Affiliated Computer Services Inc. Class A (1) (2)	40,807	2,271,726
Apple Computer Inc. (1)	91,076	3,529,195
Cadence Design Systems Inc. (1) (2)	72,790	949,182
Ceridian Corp. (1)	45,547	838,520
Cognizant Technology Solutions Corp. (1)	61,561	1,878,226
DST Systems Inc. (1) (2)	35,817	1,592,782
Henry (Jack) & Associates Inc.	32,474	609,537
Lexmark International Inc. (1)	61,866	5,197,363
National Instruments Corp.	25,566	773,883
NCR Corp. (1) (2)	35,623	1,766,545
Network Appliance Inc. (1)	148,681	3,419,663
Reynolds & Reynolds Co. (The) Class A	29,931	738,398
SanDisk Corp. (1) (2)	68,418	1,992,332
Storage Technology Corp. (1)	13,719	346,542
SunGard Data Systems Inc. (1)	120,945	2,874,863
Synopsys Inc. (1)	73,518	1,163,790
Unisys Corp. (1)	10,856	112,034
Western Digital Corp. (1)	29,914	262,944

		30,317,525

COSMETICS & PERSONAL CARE—0.57%
Alberto-Culver Co.	27,762	1,207,092
Estee Lauder Companies Inc. Class A	51,550	2,154,790

		3,361,882

DISTRIBUTION & WHOLESALE—0.70%
CDW Corp.	30,822	1,788,601
Fastenal Co. (2)	29,160	1,679,616
Grainger (W.W.) Inc.	2,973	171,393
Hughes Supply Inc.	12,535	376,927
Ingram Micro Inc. Class A (1)	8,123	130,780

		4,147,317

DIVERSIFIED FINANCIAL SERVICES—3.20%
Ameritrade Holding Corp. (1)	117,112	1,406,515
BlackRock Inc. (2)	8,730	641,568
CapitalSource Inc. (1) (2)	30,636	684,408
Chicago Mercantile Exchange Holdings Inc. (2)	15,794	2,547,572
Doral Financial Corp.	40,577	1,682,728
E*TRADE Financial Corp. (1)	101,558	1,159,792
Eaton Vance Corp.	32,419	1,309,403
Federated Investors Inc. Class B	35,346	1,005,240
Friedman, Billings, Ramsey Group Inc. Class A (2)	39,455	753,591
IndyMac Bancorp Inc.	14,091	510,094
Instinet Group Inc. (1)	3,307	16,634
Legg Mason Inc. (2)	47,571	2,534,107
Nuveen Investments Inc. Class A	6,286	186,066
Providian Financial Corp. (1)	38,505	598,368
T. Rowe Price Group Inc.	51,859	2,641,697
Waddell & Reed Financial Inc. Class A	45,272	995,984
Westcorp Inc.	3,835	163,064
WFS Financial Inc.	1,454	67,684

		18,904,515

ELECTRIC—0.54%
AES Corp. (The) (1)	303,559	3,032,554
Allegheny Energy Inc. (1) (2)	11,533	184,067

		3,216,621

ELECTRICAL COMPONENTS & EQUIPMENT—0.67%
American Power Conversion Corp.	50,898	885,116
AMETEK Inc.	22,736	689,356
Energizer Holdings Inc. (1)	16,963	781,994
Molex Inc.	53,932	1,608,252

		3,964,718

ELECTRONICS—3.24%
Amphenol Corp. Class A (1)	32,223	1,103,960
AVX Corp.	11,789	139,700
Fisher Scientific International Inc. (1)	51,837	3,023,652
FLIR Systems Inc. (1) (2)	16,014	936,819
Gentex Corp. (2)	36,990	1,299,459
Jabil Circuit Inc. (1)	82,250	1,891,750
Mettler Toledo International Inc. (1)	12,773	603,141
PerkinElmer Inc.	32,020	551,384
Sanmina-SCI Corp. (1)	129,020	909,591
Solectron Corp. (1)	445,399	2,204,725
Symbol Technologies Inc.	112,201	1,418,221
Tektronix Inc.	35,438	1,178,314
Thermo Electron Corp. (1)	44,293	1,196,797
Vishay Intertechnology Inc. (1)	14,362	185,270
Waters Corp. (1)	57,315	2,527,592

		19,170,375

ENGINEERING & CONSTRUCTION—0.25%
Fluor Corp. (2)	15,456	688,101
Jacobs Engineering Group Inc. (1)	21,285	815,003

		1,503,104

ENTERTAINMENT—0.39%
GTECH Holdings Corp.	56,327	1,426,200
International Speedway Corp. Class A	14,404	718,760
Metro-Goldwyn-Mayer Inc.	7,707	89,170
Regal Entertainment Group Class A (2)	2,759	52,697

		2,286,827

ENVIRONMENTAL CONTROL—0.25%
Allied Waste Industries Inc. (1)	61,891	547,735
Stericycle Inc. (1)	20,617	946,320

		1,494,055

FOOD—1.40%
Campbell Soup Co.	54,417	1,430,623
Hershey Foods Corp.	59,109	2,760,981
McCormick & Co. Inc. NVS	44,584	1,531,015
Whole Foods Market Inc. (2)	29,461	2,527,459

		8,250,078

HAND & MACHINE TOOLS—0.43%
Black & Decker Corp.	33,051	2,559,469

		2,559,469

HEALTH CARE-PRODUCTS—4.67%
Bard (C.R.) Inc.	49,715	2,815,360
Bausch & Lomb Inc.	15,893	1,056,090
Beckman Coulter Inc.	29,507	1,655,933
Biomet Inc.	121,142	5,679,137
Cooper Companies Inc.	15,458	1,059,646
Cytyc Corp. (1)	52,478	1,267,344
Dade Behring Holdings Inc. (1)	16,554	922,356
DENTSPLY International Inc.	38,535	2,001,508
Edwards Lifesciences Corp. (1) (2)	28,319	948,687
Gen-Probe Inc. (1)	23,347	930,845

Henry Schein Inc. (1)	18,765	1,169,247
Hillenbrand Industries Inc.	5,994	302,877
IDEXX Laboratories Inc. (1)	16,542	839,341
INAMED Corp. (1)	16,835	802,524
Patterson Companies Inc. (1) (2)	29,266	2,240,605
ResMed Inc. (1) (2)	16,100	766,521
Respironics Inc. (1)	16,591	886,623
Varian Medical Systems Inc. (1)	65,411	2,261,258

		27,605,902

HEALTH CARE-SERVICES—3.50%
Anthem Inc. (1) (2)	25,591	2,232,815
Community Health Systems Inc. (1)	11,993	319,973
Covance Inc. (1)	29,918	1,195,822
Coventry Health Care Inc. (1)	41,791	2,230,386
DaVita Inc. (1)	47,152	1,468,785
Health Management Associates Inc. Class A	103,128	2,106,905
Laboratory Corp. of America Holdings (1)	63,793	2,789,030
Lincare Holdings Inc. (1) (2)	47,216	1,402,787
Manor Care Inc.	34,184	1,024,153
PacifiCare Health Systems Inc. (1) (2)	10,493	385,093
Quest Diagnostics Inc.	38,387	3,386,501
Renal Care Group Inc. (1) (2)	31,820	1,025,559
Triad Hospitals Inc. (1) (2)	13,169	453,540
Universal Health Services Inc. Class B	12,189	530,222
WellChoice Inc. (1)	3,806	142,078

		20,693,649

HOME BUILDERS—1.53%
Centex Corp.	28,286	1,427,312
D.R. Horton Inc.	60,783	2,012,525
Hovnanian Enterprises Inc. Class A (1)	12,106	485,451
KB Home	890	75,196
Lennar Corp. Class A (2)	26,325	1,253,070
M.D.C. Holdings Inc.	6,263	457,825
NVR Inc. (1)	2,462	1,356,562
Pulte Homes Inc.	20,805	1,276,803
Ryland Group Inc.	1,820	168,641
Standard-Pacific Corp.	925	52,142
Toll Brothers Inc. (1) (2)	10,151	470,296

		9,035,823

HOME FURNISHINGS—0.76%
Harman International Industries Inc.	28,039	3,021,202
Leggett & Platt Inc.	34,471	968,635
Maytag Corp. (2)	25,658	471,337

		4,461,174

HOUSEHOLD PRODUCTS & WARES—2.11%
Avery Dennison Corp.	52,622	3,461,475
Church & Dwight Co. Inc.	29,322	822,775
Clorox Co.	49,702	2,649,117
Fortune Brands Inc.	64,725	4,795,475
Fossil Inc. (1)	18,746	580,001
Scotts Co. (The) Class A (1)	2,267	145,428

		12,454,271

HOUSEWARES—0.03%
Newell Rubbermaid Inc.	9,822	196,833

		196,833

INSURANCE—0.95%
Ambac Financial Group Inc.	12,360	988,182
Berkley (W.R.) Corp.	2,477	104,430

Brown & Brown Inc. (2)	25,824	1,180,157
Gallagher (Arthur J.) & Co. (2)	40,692	1,348,126
HCC Insurance Holdings Inc. (2)	8,056	242,888
Markel Corp. (1)	1,779	548,644
Radian Group Inc.	15,615	721,881
Transatlantic Holdings Inc.	1,366	74,242
Unitrin Inc.	9,422	391,673

		5,600,223

INTERNET—1.52%
Akamai Technologies Inc. (1) (2)	50,834	714,218
Ask Jeeves Inc. (1) (2)	28,250	924,058
Avocent Corp. (1)	20,183	525,363
CheckFree Corp. (1) (2)	25,142	695,679
Macromedia Inc. (1)	32,903	660,692
McAfee Inc. (1)	65,791	1,322,399
Monster Worldwide Inc. (1) (2)	49,174	1,211,647
TIBCO Software Inc. (1)	81,213	691,123
VeriSign Inc. (1)	81,597	1,622,148
WebMD Corp. (1) (2)	89,616	623,727

		8,991,054

INVESTMENT COMPANIES—0.06%
American Capital Strategies Ltd.	11,478	359,721

		359,721

IRON & STEEL—0.29%
International Steel Group Inc. (1) (2)	687	23,152
Nucor Corp.	18,554	1,695,279

		1,718,431

LEISURE TIME—0.40%
Brunswick Corp.	26,222	1,199,919
Polaris Industries Inc. (2)	20,462	1,142,189

		2,342,108

LODGING—2.56%
Choice Hotels International Inc.	8,777	505,467
Harrah’s Entertainment Inc.	29,298	1,552,208
Hilton Hotels Corp.	156,174	2,942,318
Mandalay Resort Group	32,068	2,201,468
Marriott International Inc. Class A	80,769	4,196,757
MGM Mirage (1)	5,418	269,004
Starwood Hotels & Resorts Worldwide Inc.	35,287	1,638,023
Station Casinos Inc.	20,190	990,118
Wynn Resorts Ltd. (1) (2)	15,726	812,877

		15,108,240

MACHINERY—0.96%
Briggs & Stratton Corp.	8,216	667,139
Graco Inc.	33,070	1,107,845
Rockwell Automation Inc.	57,960	2,243,052
Zebra Technologies Corp. Class A (1) (2)	27,258	1,663,011

		5,681,047

MANUFACTURING—1.29%
Brink’s Co. (The)	25,594	772,171
Donaldson Co. Inc. (2)	36,633	1,040,011
Dover Corp.	78,043	3,033,531
Harsco Corp.	6,672	299,573
ITT Industries Inc.	16,183	1,294,478
Pall Corp.	5,229	128,006
Roper Industries Inc.	15,534	892,584
SPX Corp. (2)	5,043	178,522

		7,638,876

MEDIA—3.51%
Belo (A.H.) Corp.	28,015	631,458
Cablevision Systems Corp. (1) (2)	76,880	1,559,126
Citadel Broadcasting Corp. (1)	20,319	260,490
Cox Radio Inc. Class A (1) (2)	7,800	116,376
Dow Jones & Co. Inc.	27,800	1,128,958
Entercom Communications Corp. (1)	10,238	334,373
Gemstar-TV Guide International Inc. (1)	46,256	261,346
Knight Ridder Inc.	6,341	415,018
Liberty Media International Inc. Class A (1)	42,675	1,423,723
Media General Inc. Class A	5,358	299,780
Meredith Corp.	17,427	895,399
New York Times Co. Class A	64,469	2,520,738
Radio One Inc. Class D (1)	18,341	260,992
Scripps (E.W.) Co. Class A	27,258	1,302,387
UnitedGlobalCom Inc. Class A (1) (2)	130,146	972,191
Univision Communications Inc. Class A (1)	66,982	2,117,301
Washington Post Co. (The) Class B	2,618	2,408,560
Westwood One Inc. (1)	36,447	720,557
Wiley, (John) & Sons Inc. Class A	22,358	714,338
XM Satellite Radio Holdings Inc. Class A (1) (2)	77,184	2,394,248

		20,737,359

METAL FABRICATE & HARDWARE—0.33%
Precision Castparts Corp.	16,467	988,843
Timken Co. (The)	16,260	400,321
Worthington Industries Inc.	25,867	552,260

		1,941,424

MINING—0.53%
Freeport-McMoRan Copper & Gold Inc.	73,313	2,969,177
Southern Peru Copper Corp.	3,652	188,662

		3,157,839

OFFICE & BUSINESS EQUIPMENT—0.54%
Pitney Bowes Inc.	61,014	2,690,717
Xerox Corp. (1) (2)	34,594	487,084

		3,177,801

OFFICE FURNISHINGS—0.33%
Herman Miller Inc. (2)	34,293	845,322
HNI Corp.	27,701	1,096,406

		1,941,728

OIL & GAS—1.77%
Diamond Offshore Drilling Inc. (2)	14,618	482,248
ENSCO International Inc.	40,004	1,306,931
Newfield Exploration Co. (1)	13,080	801,019
Patina Oil & Gas Corp.	33,481	990,033
Patterson-UTI Energy Inc.	73,205	1,396,019
Pioneer Natural Resources Co.	75	2,588
Pogo Producing Co.	6,612	313,739
Pride International Inc. (1) (2)	25,865	511,868
Rowan Companies Inc. (1)	25,515	673,596
XTO Energy Inc.	121,792	3,955,804

		10,433,845

OIL & GAS SERVICES—3.05%
Baker Hughes Inc.	158,584	6,933,292
Bank of America N.A. (1)	6,417	172,104
BJ Services Co.	76,635	4,016,440
Cooper Cameron Corp. (1)	5,340	292,846

FMC Technologies Inc. (1)	32,065	1,070,971
Grant Prideco Inc. (1)	58,011	1,188,645
National-Oilwell Inc. (1) (2)	26,257	862,805
Smith International Inc. (1)	49,734	3,020,346
Tidewater Inc.	14,454	470,478

		18,027,927

PACKAGING & CONTAINERS—0.63%
Ball Corp.	26,954	1,008,888
Pactiv Corp. (1)	49,280	1,145,760
Sealed Air Corp. (1)	34,282	1,588,971

		3,743,619

PHARMACEUTICALS—5.16%
Allergan Inc.	62,545	4,537,640
American Pharmaceutical Partners Inc. (1) (2)	9,478	261,308
AmerisourceBergen Corp.	14,439	775,519
Amylin Pharmaceuticals Inc. (1) (2)	46,974	963,906
Andrx Corp. (1)	34,625	774,215
Barr Pharmaceuticals Inc. (1)	43,359	1,796,363
Cephalon Inc. (1) (2)	26,636	1,275,864
Endo Pharmaceuticals Holdings Inc. (1)	22,305	409,520
Eon Labs Inc. (1)	13,345	289,587
Express Scripts Inc. (1)	31,688	2,070,494
Eyetech Pharmaceuticals Inc. (1) (2)	4,286	145,681
ImClone Systems Inc. (1)	32,081	1,695,481
IVAX Corp. (1)	89,526	1,714,423
Kinetic Concepts Inc. (1)	11,749	617,410
Medco Health Solutions Inc. (1)	56,438	1,743,934
Medicis Pharmaceutical Corp. Class A (2)	26,714	1,042,915
MGI Pharma Inc. (1)	33,554	895,556
Mylan Laboratories Inc. (2)	133,230	2,398,140
NBTY Inc. (1)	28,427	612,886
Neurocrine Biosciences Inc. (1)	17,548	827,564
Omnicare Inc.	42,845	1,215,084
OSI Pharmaceuticals Inc. (1)	20,643	1,268,719
Sepracor Inc. (1) (2)	40,954	1,997,736
VCA Antech Inc. (1) (2)	29,834	615,475
Watson Pharmaceuticals Inc. (1)	18,590	547,661

		30,493,081

PIPELINES—0.08%
Kinder Morgan Inc.	7,256	455,822

		455,822

REAL ESTATE—0.21%
St. Joe Co. (The)	26,251	1,254,010

		1,254,010

REAL ESTATE INVESTMENT TRUSTS—0.91%
Catellus Development Corp.	49,088	1,301,323
CBL & Associates Properties Inc. (2)	4,388	267,449
Chelsea Property Group Inc.	6,160	413,336
General Growth Properties Inc.	12,872	399,032
Mills Corp.	10,380	538,411
Regency Centers Corp.	16,842	782,985
Ventas Inc.	21,900	567,648
Weingarten Realty Investors	32,597	1,076,027

		5,346,211

RETAIL—9.14%
Abercrombie & Fitch Co. Class A	46,132	1,453,158
Advance Auto Parts Inc. (1)	35,203	1,210,983
American Eagle Outfitters Inc.	23,609	869,992

AnnTaylor Stores Corp. (1)	22,014	515,128
Applebee’s International Inc.	39,237	991,911
AutoZone Inc. (1) (2)	27,948	2,158,983
Barnes & Noble Inc. (1)	2,389	88,393
Bed Bath & Beyond Inc. (1)	143,079	5,309,662
Big Lots Inc. (1)	22,947	280,642
Blockbuster Inc. (2)	5,193	39,415
Brinker International Inc. (1)	41,600	1,295,840
CarMax Inc. (1) (2)	55,733	1,201,046
Cheesecake Factory (The) (1) (2)	24,680	1,071,112
Chico’s FAS Inc. (1) (2)	42,671	1,459,348
Circuit City Stores Inc.	16,628	255,074
Claire’s Stores Inc.	38,492	963,840
Copart Inc. (1)	31,463	595,595
Darden Restaurants Inc.	33,716	786,257
Dollar General Corp.	140,595	2,832,989
Dollar Tree Stores Inc. (1) (2)	55,051	1,483,624
Family Dollar Stores Inc.	76,807	2,081,470
Foot Locker Inc.	28,942	685,925
Limited Brands Inc.	10,791	240,531
Michaels Stores Inc.	32,897	1,947,831
MSC Industrial Direct Co. Inc. Class A	15,329	522,412
Nordstrom Inc.	34,546	1,321,039
O’Reilly Automotive Inc. (1) (2)	23,114	885,035
Outback Steakhouse Inc. (2)	26,603	1,104,823
Pacific Sunwear of California Inc. (1)	36,499	768,304
PETCO Animal Supplies Inc. (1)	19,610	640,463
PETsMART Inc.	69,060	1,960,613
Pier 1 Imports Inc.	19,006	343,628
RadioShack Corp.	76,929	2,203,247
Regis Corp.	8,851	355,987
Rite Aid Corp. (1)	183,749	646,796
Ross Stores Inc.	72,102	1,690,071
Ruby Tuesday Inc. (2)	31,702	883,535
7-Eleven Inc. (1)	12,225	244,256
Talbots Inc. (The)	9,200	228,068
Tiffany & Co.	70,010	2,152,107
Urban Outfitters Inc. (1) (2)	21,725	747,340
Wendy’s International Inc.	6,852	230,227
Williams-Sonoma Inc. (1) (2)	44,313	1,663,953
Yum! Brands Inc.	137,802	5,603,029

		54,013,682

SAVINGS & LOANS—0.19%
Hudson City Bancorp Inc.	31,941	1,141,571

		1,141,571

SEMICONDUCTORS—6.28%
Advanced Micro Devices Inc. (1) (2)	90,137	1,171,781
Altera Corp. (1)	180,617	3,534,675
Applied Micro Circuits Corp. (1)	70,419	220,411
Atmel Corp. (1)	197,733	715,793
Cree Inc. (1) (2)	35,333	1,078,716
Cypress Semiconductor Corp. (1) (2)	68,239	603,233
Fairchild Semiconductor International Inc. Class A (1)	34,703	491,742
Integrated Circuit Systems Inc. (1)	36,678	788,577
International Rectifier Corp. (1)	25,944	889,879
Intersil Corp. Class A	47,007	748,822
KLA-Tencor Corp. (1)	97,773	4,055,624
Lam Research Corp. (1)	67,072	1,467,535
Linear Technology Corp.	147,322	5,338,949
LSI Logic Corp. (1)	96,757	417,023
MEMC Electronic Materials Inc. (1)	37,120	314,778
Microchip Technology Inc.	101,543	2,725,414

Micron Technology Inc. (1)	132,694	1,596,309
National Semiconductor Corp. (1)	170,922	2,647,582
Novellus Systems Inc. (1)	59,146	1,572,692
NVIDIA Corp. (1) (2)	82,055	1,191,439
PMC-Sierra Inc. (1)	90,746	799,472
QLogic Corp. (1)	42,053	1,245,189
Rambus Inc. (1) (2)	46,734	733,256
Semtech Corp. (1)	35,396	678,541
Silicon Laboratories Inc. (1) (2)	21,543	712,858
Teradyne Inc. (1)	99,826	1,337,668

		37,077,958

SOFTWARE—6.74%
Activision Inc. (1)	53,248	738,550
Acxiom Corp.	36,074	856,397
Adobe Systems Inc.	113,684	5,623,947
Autodesk Inc.	56,001	2,723,329
Avid Technology Inc. (1) (2)	15,050	705,394
BEA Systems Inc. (1)	181,668	1,255,326
BMC Software Inc. (1)	33,592	531,090
Certegy Inc. (2)	30,199	1,123,705
Citrix Systems Inc. (1)	80,816	1,415,896
Dun & Bradstreet Corp. (1)	33,903	1,990,106
Fair Isaac Corp. (2)	32,697	954,752
Fiserv Inc. (1)	92,869	3,237,413
Global Payments Inc. (2)	13,292	711,787
IMS Health Inc.	111,960	2,678,083
Intuit Inc. (1)	84,352	3,829,581
Mercury Interactive Corp. (1)	45,610	1,590,877
Novell Inc. (1) (2)	182,236	1,149,909
PeopleSoft Inc. (1)	20,039	397,774
Pixar Inc. (1) (2)	11,565	912,479
Red Hat Inc. (1) (2)	78,023	955,002
SEI Investments Co.	30,464	1,026,028
Siebel Systems Inc. (1)	158,381	1,194,193
Total System Services Inc.	17,859	450,761
Veritas Software Corp. (1)	211,204	3,759,431

		39,811,810

TELECOMMUNICATIONS—4.13%
ADC Telecommunications Inc. (1)	270,192	489,048
ADTRAN Inc. (2)	32,299	732,541
Advanced Fibre Communications Inc. (1)	18,670	296,853
Avaya Inc. (1)	190,520	2,655,849
CIENA Corp. (1)	23,037	45,613
Comverse Technology Inc. (1)	54,178	1,020,172
Crown Castle International Corp. (1) (2)	46,535	692,441
Foundry Networks Inc. (1)	48,678	461,954
Harris Corp.	20,895	1,147,971
IDT Corp. Class B (1) (2)	26,617	400,054
JDS Uniphase Corp. (1)	656,710	2,213,113
Juniper Networks Inc. (1)	254,570	6,007,852
Level 3 Communications Inc. (1) (2)	322,325	834,822
Nextel Partners Inc. Class A (1) (2)	58,393	968,156
NII Holdings Inc. Class B (1) (2)	26,756	1,102,615
Plantronics Inc. (2)	24,413	1,055,618
Polycom Inc. (1)	35,518	703,967
SpectraSite Inc. (1) (2)	18,638	866,667
Telephone & Data Systems Inc.	10,292	866,278
Tellabs Inc. (1) (2)	81,337	747,487
United States Cellular Corp. (1)	4,075	175,836
Western Wireless Corp. Class A (1)	35,957	924,454

		24,409,361

TEXTILES—0.60%
Cintas Corp.	59,467	2,499,993
Mohawk Industries Inc. (1)	12,994	1,031,594

		3,531,587

TOYS, GAMES & HOBBIES—0.36%
Marvel Enterprises Inc. (1) (2)	35,290	513,822
Mattel Inc.	88,606	1,606,427

		2,120,249

TRANSPORTATION—1.13%
CH Robinson Worldwide Inc.	40,892	1,896,980
CNF Inc.	6,782	277,994
Expeditors International Washington Inc. (2)	50,154	2,592,962
Hunt (J.B.) Transport Services Inc.	27,217	1,010,839
Ryder System Inc.	14,453	679,869
SIRVA Inc. (1)	9,774	223,825

		6,682,469
TOTAL COMMON STOCKS (Cost: $575,317,244)		589,822,290

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.39%

COMMERCIAL PAPER—3.74%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	514,044	513,614
1.88%, 10/01/04 (3)	584,141	584,141
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	438,106	437,834
1.73%, 10/18/04 (3)	146,035	145,916
1.78%, 10/26/04 (3)	262,863	262,539
1.78%, 10/27/04 (3)	146,035	145,848
1.78%, 10/28/04 (3)	438,106	437,521
Barton Capital Corp.
1.77%, 10/15/04 (3)	350,485	350,243
1.78%, 10/18/04 (3)	584,141	583,651
1.78%, 10/19/04 (3)	438,106	437,716
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	292,070	291,903
CRC Funding LLC
1.78%, 11/09/04 (3)	292,070	291,507
Delaware Funding Corp.
1.78%, 10/22/04 (3)	146,035	145,884
1.78%, 10/26/04 (3)	146,035	145,855
1.78%, 10/27/04 (3)	298,817	298,433
Edison Asset Securitization
1.45%, 11/09/04 (3)	584,141	583,223
1.59%, 12/02/04 (3)	584,141	582,541
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	248,172	247,790
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	438,106	437,834
1.78%, 10/22/04 (3)	146,035	145,884
1.78%, 10/26/04 (3)	233,656	233,368
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	292,070	290,495
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	383,050	382,820

1.78%, 10/27/04 (3)	272,759	272,408
Grampian Funding LLC
1.26%, 10/22/04 (3)	584,141	583,713
1.44%, 10/27/04 (3)	584,141	583,533
1.59%, 11/30/04 (3)	292,070	291,296
1.78%, 10/18/04 (3)	584,141	583,650
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	730,176	729,688
1.78%, 10/27/04 (3)	292,070	291,695
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	438,620	438,205
Nationwide Building Society
1.63%, 12/09/04 (3)	484,837	483,322
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	292,070	291,724
1.78%, 10/28/04 (3)	356,326	355,850
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	1,168,282	1,167,556
1.77%, 10/06/04 (3)	584,141	583,997
1.78%, 10/15/04 (3)	292,070	291,869
1.78%, 10/19/04 (3)	146,035	145,905
1.80%, 10/28/04 (3)	439,350	438,757
Prudential Funding LLC
1.60%, 12/01/04 (3)	292,070	291,279
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	584,141	584,141
Scaldis Capital LLC
1.73%, 10/15/04 (3)	292,070	291,874
Sydney Capital Corp.
1.25%, 10/22/04 (3)	194,402	194,260
1.74%, 10/12/04 (3)	1,008,052	1,007,516
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	876,211	874,131
1.88%, 10/01/04 (3)	3,212,775	3,212,775
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	144,692	144,595

		22,110,299

FLOATING RATE NOTES—3.96%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	146,035	145,971
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	350,485	350,443
1.69%, 10/12/04 (3) (4)	292,070	292,070
1.80%, 03/15/05 (3) (4)	292,070	292,177
1.89%, 09/23/05 (3) (4)	525,727	525,521
1.89%, 09/27/05 (3) (4)	467,313	467,128
2.04%, 10/27/05 (3) (4)	554,934	555,587
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	876,211	875,940
CC USA Inc.
1.61%, 07/29/05 (3) (4)	584,141	583,996
1.63%, 05/04/05 (3) (4)	584,141	584,072
Den Danske Bank NY
1.68%, 08/12/05 (3)	584,141	583,990
1.77%, 08/26/05 (3)	584,141	583,984
Depfa Bank PLC
1.86%, 09/15/05 (3)	584,141	584,141
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	484,837	484,717
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	467,313	467,286

HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	584,141	584,141
K2 USA LLC
1.61%, 07/25/05 (3) (4)	292,070	292,023
1.70%, 06/10/05 (3) (4)	584,141	584,092
1.70%, 09/12/05 (3) (4)	584,141	584,031
1.79%, 10/20/05 (3) (4)	584,141	584,162
Links Finance LLC
1.68%, 04/25/05 (3)	584,141	584,356
1.71%, 04/15/05 (3) (4)	584,141	584,078
National City Bank (Ohio)
1.67%, 08/09/05 (3)	584,141	583,991
1.73%, 06/10/05 (3)	292,070	292,134
1.76%, 06/23/05 (3)	584,141	584,014
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	993,040	993,178
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	584,141	583,973
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	554,934	554,934
Permanent Financing PLC
1.69%, 03/10/05 (3)	584,141	584,141
1.70%, 12/10/04 (3)	292,070	292,070
1.72%, 06/10/05 (3)	262,863	262,863
Sigma Finance Inc.
1.52%, 10/07/04 (3)	584,141	584,139
1.73%, 11/15/04 (3)	584,141	584,135
1.75%, 08/17/05 (3)	292,070	292,093
1.75%, 09/15/05 (3)	730,176	730,240
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	214,380	214,369
1.66%, 05/17/05 (3) (4)	484,837	484,822
1.70%, 02/25/05 (3) (4)	327,119	327,093
1.72%, 01/18/05 (3) (4)	257,022	257,014
1.81%, 07/25/05 (3) (4)	584,141	584,094
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	438,106	438,036
1.72%, 09/15/05 (3)	438,106	438,022
1.84%, 06/15/05 (3) (4)	292,070	292,023
White Pine Finance LLC
1.55%, 07/11/05 (3)	146,035	146,022
1.63%, 07/05/05 (3)	292,070	292,022
1.68%, 05/20/05 (3)	262,863	262,847
1.71%, 04/15/05 (3) (4)	438,106	438,059
1.72%, 11/15/04 (3) (4)	350,485	350,485
1.73%, 06/15/05 (3) (4)	239,498	239,498
1.80%, 03/29/05 (3)	251,181	251,153
1.80%, 08/26/05 (3) (4)	292,070	292,018

		23,403,388

MEDIUM-TERM NOTES—0.31%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	584,141	584,110
1.51%, 02/15/05 (3) (4)	379,692	379,913
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	438,106	438,099
K2 USA LLC
1.46%, 01/12/05 (3) (4)	292,070	292,062
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	146,035	146,025

		1,840,209

MONEY MARKET FUNDS—3.10%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	2,336,564	2,336,564
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	8,944,662	8,944,662
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	6,425,551	6,425,551
BlackRock Temp Cash Money Market Fund (3)	242,219	242,219
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	392,449	392,449

		18,341,445

REPURCHASE AGREEMENTS—1.89%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	1,752,423	1,752,423
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	4,088,987	4,088,987
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	3,796,916	3,796,916
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	1,518,767	1,518,767

		11,157,093

TIME DEPOSITS—2.03%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	584,141	584,141
1.33%, 02/10/05 (3)	292,070	292,055
1.39%, 02/02/05 (3)	292,070	292,056
1.39%, 04/08/05 (3)	408,899	408,867
1.40%, 10/25/04 (3)	584,141	584,129
Bank of New York
1.39%, 11/01/04 (3)	584,141	584,136
1.60%, 12/03/04 (3)	146,035	146,022
Bank of Nova Scotia
1.13%, 10/06/04 (3)	584,141	584,141
1.24%, 10/07/04 (3)	438,106	438,105
1.42%, 10/29/04 (3)	438,106	438,108
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	438,106	438,105
1.38%, 11/22/04 (3)	146,035	146,037
1.40%, 10/29/04 (3)	584,141	584,140
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	373,850	373,832
National City Bank (Ohio)
1.25%, 01/06/05 (3)	584,141	584,149
Nordea Bank PLC
2.11%, 06/07/05 (3)	584,141	584,062
SunTrust Bank
1.88%, 10/01/04 (3)	2,336,564	2,336,564
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,022,247	1,022,162
1.34%, 02/10/05 (3)	233,656	233,644
1.41%, 11/01/04 (3)	438,106	438,102
1.77%, 05/10/05 (3)	292,070	292,053
1.78%, 10/29/04 (3)	292,070	292,070
1.90%, 05/11/05 (3)	292,070	292,053

		11,968,733

U.S. GOVERNMENT AGENCY NOTES—0.36%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	408,899	409,602
1.80%, 01/18/05 (3)	271,626	270,145
1.80%, 01/19/05 (3)	292,070	290,464

2.06%, 05/31/05 (3)	291,212	287,179
Federal National Mortgage Association
2.33%, 07/22/05 (3)	876,211	859,574

		2,116,964
TOTAL SHORT-TERM INVESTMENTS (Cost: $90,938,131)		90,938,131

TOTAL INVESTMENTS IN SECURITIES—115.22% (Cost: $666,255,375)		680,760,421
Other Assets, Less Liabilities—(15.22%)		(89,940,203)

NET ASSETS—100.00%		$590,820,218

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.64%

ADVERTISING—0.06%
Harte-Hanks Inc.	2,580	64,526
Lamar Advertising Co. (1) (2)	7,685	319,773
West Corp. (1) (2)	1,552	45,210

		429,509

AEROSPACE & DEFENSE—0.42%
Alliant Techsystems Inc. (1)	3,004	181,742
Goodrich (B.F.) Co.	44,640	1,399,910
L-3 Communications Holdings Inc.	18,064	1,210,288
United Defense Industries Inc. (1)	145	5,799

		2,797,739

AGRICULTURE—1.58%
Loews Corp. - Carolina Group	21,845	532,363
Monsanto Co.	100,763	3,669,788
Reynolds American Inc.	57,033	3,880,525
UST Inc.	62,699	2,524,262

		10,606,938

AIRLINES—0.20%
AMR Corp. (1) (2)	62,594	458,814
Southwest Airlines Co.	64,411	877,278

		1,336,092

APPAREL—0.87%
Columbia Sportswear Co. (1)	497	27,086
Jones Apparel Group Inc.	47,803	1,711,347
Liz Claiborne Inc.	41,347	1,559,609
Polo Ralph Lauren Corp.	13,583	494,014
Reebok International Ltd.	17,051	626,113
VF Corp.	28,313	1,400,078

		5,818,247

AUTO MANUFACTURERS—0.82%
Navistar International Corp. (1)	23,012	855,816
Oshkosh Truck Corp.	1,382	78,857
PACCAR Inc.	66,503	4,596,687

		5,531,360

AUTO PARTS & EQUIPMENT—1.42%
Autoliv Inc.	35,991	1,454,036
BorgWarner Inc.	15,928	689,523
Dana Corp.	57,790	1,022,305
Delphi Corp.	181,337	1,684,621
Johnson Controls Inc.	54,299	3,084,726
Lear Corp.	26,160	1,424,412
TRW Automotive Holdings Corp. (1)	9,098	171,497

		9,531,120

BANKS—9.32%
AmSouth Bancorp	133,649	3,261,036
Associated Bancorp (2)	41,861	1,342,482
Assurant Inc.	30,141	783,666
Bank of Hawaii Corp.	19,819	936,448
Banknorth Group Inc.	65,268	2,284,380
BOK Financial Corp. (1)	6,697	298,753
City National Corp. (2)	13,899	902,740
Colonial BancGroup Inc. (The)	48,408	989,944
Comerica Inc.	65,671	3,897,574
Commerce Bancshares Inc.	21,462	1,032,108
Compass Bancshares Inc.	45,752	2,004,853
Cullen/Frost Bankers Inc.	19,077	886,508
First Horizon National Corp. (2)	46,979	2,037,009
FirstMerit Corp. (2)	31,990	841,497
Fremont General Corp.	6,727	155,730
Fulton Financial Corp.	46,509	995,293
Genworth Financial Inc. Class A	47,450	1,105,585
Hibernia Corp. Class A	58,908	1,555,760
Hudson United Bancorp	18,203	670,781
Huntington Bancshares Inc.	86,938	2,165,626
International Bancshares Corp. (2)	13,284	488,187
M&T Bank Corp.	28,105	2,689,648
Marshall & Ilsley Corp.	84,289	3,396,847
Mercantile Bankshares Corp.	29,997	1,438,656
North Fork Bancorp Inc. (2)	43,596	1,937,842
Northern Trust Corp.	55,127	2,249,182
Popular Inc.	100,828	2,651,776
Regions Financial Corp.	174,491	5,768,672
Sky Financial Group Inc.	39,279	981,975
South Financial Group Inc. (The)	22,513	634,867
SouthTrust Corp.	124,987	5,206,958
Synovus Financial Corp.	37,016	967,968
TCF Financial Corp. (2)	4,306	130,429
UnionBanCal Corp.	17,065	1,010,419
Valley National Bancorp (2)	35,366	903,248
W Holding Co. Inc.	11,335	215,365
Whitney Holding Corp.	15,308	642,936
Wilmington Trust Corp.	25,280	915,389
Zions Bancorporation	33,919	2,070,416

		62,448,553

BEVERAGES—0.45%
Brown-Forman Corp. Class B	8,924	408,719
Constellation Brands Inc. (1)	33,281	1,266,675
Coors (Adolph) Co. Class B	9,966	676,891
Pepsi Bottling Group Inc.	5,543	150,492
PepsiAmericas Inc. (2)	26,823	512,319

		3,015,096

BIOTECHNOLOGY—0.33%
Invitrogen Corp. (1)	12,061	663,234
Millennium Pharmaceuticals Inc. (1)	69,359	950,912
Protein Design Labs Inc. (1)	29,216	572,049

		2,186,195

BUILDING MATERIALS—0.56%
Florida Rock Industries Inc. (2)	8,687	425,576
Lafarge North America Inc.	10,997	515,649
Martin Marietta Materials Inc. (2)	18,190	823,461
Vulcan Materials Co.	38,697	1,971,612

		3,736,298
CHEMICALS—3.99%
Air Products & Chemicals Inc.	86,151	4,684,891

Ashland Inc.	26,432	1,482,307
Cabot Corp.	23,702	914,186
Eastman Chemical Co. (2)	29,799	1,416,942
Engelhard Corp.	47,166	1,337,156
International Flavors & Fragrances Inc.	3,233	123,501
Lubrizol Corp.	19,463	673,420
Lyondell Chemical Co. (2)	50,702	1,138,767
PPG Industries Inc.	65,037	3,985,467
Praxair Inc.	87,787	3,752,016
Rohm & Haas Co.	60,924	2,617,904
RPM International Inc.	43,739	771,993
Sherwin-Williams Co. (The)	41,288	1,815,020
Sigma-Aldrich Corp.	18,907	1,096,606
Valspar Corp. (The)	19,514	910,914

		26,721,090
COAL—0.47%
Arch Coal Inc. (2)	12,729	451,752
CONSOL Energy Inc.	12,729	444,115
Massey Energy Co. (2)	28,624	828,092
Peabody Energy Corp. (2)	24,283	1,444,838

		3,168,797

COMMERCIAL SERVICES—1.36%
ADESA Inc. (1)	34,168	561,380
BearingPoint Inc. (1)	69,329	619,801
Deluxe Corp.	17,588	721,460
Donnelley (R.R.) & Sons Co.	82,225	2,575,287
Equifax Inc.	16,847	444,087
Laureate Education Inc. (1)	2,553	95,023
Manpower Inc.	18,047	802,911
McKesson Corp.	60,323	1,547,285
MoneyGram International Inc.	18,609	317,842
Service Corp. International (1)	114,865	713,312
ServiceMaster Co. (The)	45,350	583,201
Viad Corp.	5,305	125,888

		9,107,477

COMPUTERS—2.53%
Affiliated Computer Services Inc. Class A (1) (2)	14,187	789,790
Apple Computer Inc. (1)	72,999	2,828,711
Cadence Design Systems Inc. (1)	55,332	721,529
Ceridian Corp. (1)	25,386	467,356
Computer Sciences Corp. (1)	71,714	3,377,729
Diebold Inc.	28,853	1,347,435
Electronic Data Systems Corp.	209,475	4,061,720
NCR Corp. (1)	8,181	405,696
Reynolds & Reynolds Co. (The) Class A	9,445	233,008
SanDisk Corp. (1) (2)	18,708	544,777
Storage Technology Corp. (1)	37,445	945,861
SunGard Data Systems Inc. (1)	21,755	517,116
Western Digital Corp. (1)	81,363	715,181

		16,955,909

COSMETICS & PERSONAL CARE—0.02%
Alberto-Culver Co.	3,166	137,658

		137,658

DISTRIBUTION & WHOLESALE—0.89%
Genuine Parts Co.	66,028	2,534,155
Grainger (W.W.) Inc.	26,809	1,545,539
Hughes Supply Inc.	13,134	394,939
Ingram Micro Inc. Class A (1)	42,070	677,327
Tech Data Corp. (1)	21,864	842,857

		5,994,817

DIVERSIFIED FINANCIAL SERVICES—2.24%
AmeriCredit Corp. (1) (2)	59,871	1,250,106
Bear Stearns Companies Inc. (The)	39,811	3,828,624
CIT Group Inc.	81,466	3,046,014
E*TRADE Financial Corp. (1)	75,216	858,967
Edwards (A.G.) Inc. (2)	40,546	1,403,703
Federated Investors Inc. Class B	8,355	237,616
Friedman, Billings, Ramsey Group Inc. Class A (2)	22,735	434,238
IndyMac Bancorp Inc.	12,146	439,685
Instinet Group Inc. (1)	44,307	222,864
Jefferies Group Inc.	22,552	777,367
Nuveen Investments Inc. Class A	2,382	70,507
Providian Financial Corp. (1)	79,941	1,242,283
Raymond James Financial Inc.	27,129	654,351
Student Loan Corp.	1,504	213,192
Westcorp Inc.	5,657	240,536
WFS Financial Inc.	1,351	62,889

		14,982,942

ELECTRIC—10.56%
Allegheny Energy Inc. (1) (2)	39,413	629,031
ALLETE Inc.	11,389	370,153
Alliant Energy Corp.	42,336	1,053,320
Ameren Corp.	71,936	3,319,846
CenterPoint Energy Inc. (2)	103,503	1,072,291
Cinergy Corp.	68,086	2,696,206
Consolidated Edison Inc. (2)	91,346	3,840,186
Constellation Energy Group Inc.	63,810	2,542,190
DPL Inc. (2)	48,132	990,557
DTE Energy Co. (2)	61,590	2,598,482
Edison International	123,632	3,277,484
Energy East Corp.	55,622	1,400,562
FPL Group Inc.	69,917	4,776,729
Great Plains Energy Inc.	27,692	807,222
Hawaiian Electric Industries Inc. (2)	30,306	804,321
MDU Resources Group Inc.	44,398	1,168,999
NiSource Inc.	100,436	2,110,160
Northeast Utilities	48,725	944,778
NRG Energy Inc. (1)	30,905	832,581
NSTAR	20,002	982,098
OGE Energy Corp. (2)	33,355	841,547
Pepco Holdings Inc.	65,405	1,301,559
PG&E Corp. (1)	150,639	4,579,426
Pinnacle West Capital Corp.	34,686	1,439,469
PPL Corp.	70,560	3,329,021
Progress Energy Inc.	93,676	3,966,242
Public Service Enterprise Group Inc. (2)	89,695	3,821,007
Puget Energy Inc.	37,801	858,083
Reliant Energy Inc. (1) (2)	112,558	1,050,166
SCANA Corp.	41,708	1,557,377
TECO Energy Inc.	71,700	970,101
Texas Genco Holdings Inc.	3,768	175,777
TXU Corp.	112,022	5,368,094
Westar Energy Inc.	32,259	651,632
Wisconsin Energy Corp.	44,885	1,431,831
WPS Resources Corp. (2)	13,995	629,635
Xcel Energy Inc. (2)	151,131	2,617,589

		70,805,752

ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
American Power Conversion Corp.	40,549	705,147
AMETEK Inc.	7,393	224,156

Energizer Holdings Inc. (1)	17,515	807,441
Hubbell Inc. Class B (2)	23,038	1,032,794
Molex Inc.	9,469	282,366

		3,051,904

ELECTRONICS—1.24%
Applera Corp. -Applied Biosystems Group	76,601	1,445,461
Arrow Electronics Inc. (1)	43,860	990,359
Avnet Inc. (1) (2)	56,913	974,351
AVX Corp.	35,253	417,748
Mettler Toledo International Inc. (1)	8,677	409,728
Parker Hannifin Corp.	45,252	2,663,533
PerkinElmer Inc.	27,033	465,508
Tektronix Inc.	5,547	184,438
Thermo Electron Corp. (1)	27,609	745,995

		8,297,121

ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp. (2)	19,260	857,455
Jacobs Engineering Group Inc. (1)	4,371	167,366

		1,024,821

ENTERTAINMENT—0.07%
International Speedway Corp. Class A	1,413	70,509
Metro-Goldwyn-Mayer Inc.	15,225	176,153
Regal Entertainment Group Class A (2)	13,506	257,965

		504,627

ENVIRONMENTAL CONTROL—0.26%
Republic Services Inc.	58,499	1,740,930

		1,740,930

FOOD—3.72%
Albertson’s Inc. (2)	139,544	3,339,288
Archer-Daniels-Midland Co.	220,968	3,752,037
Campbell Soup Co.	43,903	1,154,210
Dean Foods Co. (1)	56,410	1,693,428
Del Monte Foods Co. (1)	68,922	722,992
Hershey Foods Corp.	9,912	462,990
Hormel Foods Corp.	28,091	752,277
Kroger Co. (1)	280,258	4,349,604
McCormick & Co. Inc. NVS	7,098	243,745
Pilgrim’s Pride Corp. (2)	5,756	155,872
Safeway Inc. (1)	181,228	3,499,513
Smithfield Foods Inc. (1)	32,013	800,325
Smucker (J.M.) Co. (The)	21,832	969,559
SUPERVALU Inc.	51,363	1,415,051
Tootsie Roll Industries Inc.	9,325	272,477
Tyson Foods Inc. Class A	82,922	1,328,410

		24,911,778

FOREST PRODUCTS & PAPER—1.61%
Boise Cascade Corp.	33,688	1,121,137
Bowater Inc.	33,102	1,264,165
Georgia-Pacific Corp.	96,742	3,477,875
Louisiana-Pacific Corp.	41,394	1,074,174
MeadWestvaco Corp.	76,607	2,443,763
Temple-Inland Inc.	21,021	1,411,560

		10,792,674

GAS—1.22%
AGL Resources Inc.	21,964	675,832
KeySpan Corp.	60,675	2,378,460
ONEOK Inc. (2)	39,090	1,017,122

Sempra Energy	73,737	2,668,542
UGI Corp.	19,152	713,604
Vectren Corp.	28,620	720,652

		8,174,212

HAND & MACHINE TOOLS—0.30%
Black & Decker Corp.	3,788	293,343
Snap-On Inc.	21,927	604,308
Stanley Works (The)	26,752	1,137,763

		2,035,414

HEALTH CARE-PRODUCTS—0.23%
Bausch & Lomb Inc.	7,391	491,132
Dade Behring Holdings Inc. (1)	1,934	107,759
Henry Schein Inc. (1)	1,731	107,859
Hillenbrand Industries Inc.	15,928	804,842

		1,511,592

HEALTH CARE-SERVICES—1.47%
Anthem Inc. (1) (2)	30,526	2,663,394
Community Health Systems Inc. (1)	9,290	247,857
Health Management Associates Inc. Class A	10,644	217,457
Health Net Inc. (1)	44,000	1,087,680
Humana Inc. (1)	61,384	1,226,452
Laboratory Corp. of America Holdings (1)	715	31,260
Manor Care Inc.	6,409	192,014
PacifiCare Health Systems Inc. (1) (2)	25,082	920,509
Tenet Healthcare Corp. (1)	204,578	2,207,397
Triad Hospitals Inc. (1) (2)	16,404	564,954
Universal Health Services Inc. Class B	6,976	303,456
WellChoice Inc. (1)	5,490	204,942

		9,867,372

HOLDING COMPANIES - DIVERSIFIED—0.18%
Leucadia National Corp.	21,288	1,205,965

		1,205,965

HOME BUILDERS—1.29%
Centex Corp.	24,252	1,223,756
D.R. Horton Inc.	40,125	1,328,539
Hovnanian Enterprises Inc. Class A (1)	2,928	117,413
KB Home	12,578	1,062,715
Lennar Corp. Class A (2)	29,084	1,384,398
M.D.C. Holdings Inc.	3,061	223,759
Pulte Homes Inc.	23,076	1,416,174
Ryland Group Inc.	7,673	710,980
Standard-Pacific Corp.	12,147	684,726
Toll Brothers Inc. (1) (2)	10,411	482,342

		8,634,802

HOME FURNISHINGS—0.45%
Leggett & Platt Inc.	46,277	1,300,384
Whirlpool Corp. (2)	28,154	1,691,774

		2,992,158

HOUSEHOLD PRODUCTS & WARES—0.21%
Clorox Co.	15,215	810,960
Fortune Brands Inc.	2,730	202,266
Scotts Co. (The) Class A (1)	6,320	405,428

		1,418,654

HOUSEWARES—0.29%
Newell Rubbermaid Inc. (2)	96,393	1,931,716

		1,931,716

INSURANCE—8.03%
Alleghany Corp. (1)	1,761	480,577
Ambac Financial Group Inc.	29,615	2,367,719
American Financial Group Inc. (2)	14,011	418,789
American National Insurance Co. (2)	2,981	288,531
AON Corp.	119,881	3,445,380
Berkley (W.R.) Corp.	23,355	984,647
CIGNA Corp.	53,647	3,735,441
Cincinnati Financial Corp.	55,996	2,308,155
CNA Financial Corp. (1)	13,382	321,302
Conseco Inc. (1)	58,194	1,027,706
Erie Indemnity Co. Class A	10,634	542,547
Fidelity National Financial Inc.	59,322	2,260,168
First American Corp.	27,367	843,725
Gallagher (Arthur J.) & Co.	1,926	63,808
HCC Insurance Holdings Inc. (2)	17,913	540,077
Jefferson-Pilot Corp.	52,043	2,584,455
Lincoln National Corp.	66,149	3,109,003
Loews Corp.	56,383	3,298,406
Markel Corp. (1)	1,708	526,747
MBIA Inc.	54,793	3,189,501
Mercury General Corp.	9,833	520,067
MGIC Investment Corp.	37,387	2,488,105
Nationwide Financial Services Inc.	21,272	746,860
Odyssey Re Holdings Corp. (2)	4,633	102,760
Old Republic International Corp.	67,958	1,700,989
PMI Group Inc. (The)	36,310	1,473,460
Principal Financial Group Inc.	121,000	4,352,370
Protective Life Corp.	26,376	1,036,841
Radian Group Inc.	23,460	1,084,556
Reinsurance Group of America Inc.	9,738	401,206
SAFECO Corp. (2)	51,182	2,336,458
StanCorp Financial Group Inc.	10,895	775,724
Torchmark Corp.	39,171	2,083,114
Unitrin Inc.	10,369	431,039
UNUMProvident Corp. (2)	112,303	1,762,034
Wesco Financial Corp. (2)	486	170,829

		53,803,096

INTERNET—0.20%
Avocent Corp. (1)	2,923	76,086
CheckFree Corp. (1) (2)	11,159	308,770
McAfee Inc. (1)	10,288	206,789
TIBCO Software Inc. (1)	16,055	136,628
VeriSign Inc. (1)	31,574	627,691

		1,355,964

INVESTMENT COMPANIES—0.26%
Allied Capital Corp. (2)	48,914	1,193,012
American Capital Strategies Ltd.	16,983	532,247

		1,725,259

IRON & STEEL—0.48%
International Steel Group Inc. (1) (2)	5,956	200,717
Nucor Corp.	15,145	1,383,799
United States Steel Corp. (2)	43,004	1,617,810

		3,202,326

LEISURE TIME—0.33%
Brunswick Corp.	14,973	685,164
Sabre Holdings Corp.	61,440	1,507,123

		2,192,287

LODGING—1.04%
Caesars Entertainment Inc. (1)	116,544	1,946,285
Harrah’s Entertainment Inc.	19,450	1,030,461
Hilton Hotels Corp.	20,957	394,830
Marriott International Inc. Class A	7,552	392,402
MGM Mirage (1)	18,072	897,275
Starwood Hotels & Resorts Worldwide Inc.	50,260	2,333,069

		6,994,322

MACHINERY—0.46%
AGCO Corp. (1) (2)	39,744	899,009
Briggs & Stratton Corp.	1,981	160,857
Cummins Inc. (2)	14,609	1,079,459
Rockwell Automation Inc.	24,624	952,949

		3,092,274

MANUFACTURING—2.62%
Brink’s Co. (The)	1,133	34,183
Carlisle Companies Inc.	11,731	749,963
Crane Co.	20,185	583,750
Dover Corp.	17,448	678,204
Eastman Kodak Co. (2)	113,143	3,645,467
Eaton Corp.	57,137	3,623,057
Harsco Corp.	10,178	456,992
ITT Industries Inc.	22,188	1,774,818
Pall Corp.	45,982	1,125,639
Pentair Inc.	38,094	1,329,862
Roper Industries Inc.	1,740	99,980
Teleflex Inc.	13,770	585,225
Textron Inc.	44,849	2,882,445

		17,569,585

MEDIA—1.45%
Cablevision Systems Corp. (1) (2)	26,279	532,938
Citadel Broadcasting Corp. (1)	74,025	949,001
Entercom Communications Corp. (1)	11,266	367,948
Gemstar-TV Guide International Inc. (1)	58,331	329,570
Hearst-Argyle Television Inc.	11,618	284,060
Knight Ridder Inc.	24,760	1,620,542
Lee Enterprises Inc. (2)	16,973	786,529
Liberty Media International Inc. Class A (1)	24,807	827,611
McClatchy Co. (The) Class A	6,601	467,549
Media General Inc. Class A	4,656	260,503
New York Times Co. Class A	5,188	202,851
Sirius Satellite Radio Inc. (1) (2)	469,262	1,501,638
UnitedGlobalCom Inc. Class A (1)	28,173	210,452
Univision Communications Inc. Class A (1)	42,759	1,351,612

		9,692,804

METAL FABRICATE & HARDWARE—0.16%
Precision Castparts Corp.	11,212	673,281
Timken Co. (The)	12,596	310,114
Worthington Industries Inc.	4,174	89,115

		1,072,510

MINING—0.61%
Owens-Illinois Inc. (1)	41,551	664,816
Phelps Dodge Corp.	35,486	3,265,777
Southern Peru Copper Corp.	2,520	130,183

		4,060,776

OFFICE & BUSINESS EQUIPMENT—0.92%
IKON Office Solutions Inc. (2)	44,997	540,864
Pitney Bowes Inc.	39,838	1,756,856
Xerox Corp. (1) (2)	275,773	3,882,884

		6,180,604

OFFICE FURNISHINGS—0.04%
Steelcase Inc. Class A (2)	18,476	258,664

		258,664

OIL & GAS—5.31%
Amerada Hess Corp.	29,325	2,609,925
Chesapeake Energy Corp. (2)	91,943	1,455,458
Diamond Offshore Drilling Inc. (2)	10,698	352,927
ENSCO International Inc.	26,870	877,843
EOG Resources Inc.	44,117	2,905,104
Kerr-McGee Corp.	50,039	2,864,733
Marathon Oil Corp.	130,916	5,404,212
Murphy Oil Corp.	30,969	2,687,180
Newfield Exploration Co. (1)	11,175	684,357
Noble Energy Inc.	22,056	1,284,541
Patterson-UTI Energy Inc.	4,578	87,302
Pioneer Natural Resources Co.	45,573	1,571,357
Pogo Producing Co.	19,389	920,008
Premcor Inc. (1)	14,647	563,910
Pride International Inc. (1) (2)	22,122	437,794
Rowan Companies Inc. (1)	19,968	527,155
Sunoco Inc.	28,645	2,119,157
Unocal Corp.	99,920	4,296,560
Valero Energy Corp.	48,806	3,914,729

		35,564,252

OIL & GAS SERVICES—0.38%
Bank of America N.A. (1)	31,577	846,895
Cooper Cameron Corp. (1)	17,144	940,177
National-Oilwell Inc. (1) (2)	11,581	380,552
Tidewater Inc.	12,186	396,654

		2,564,278

PACKAGING & CONTAINERS—0.88%
Ball Corp.	18,131	678,643
Bemis Co. Inc.	40,660	1,080,743
Packaging Corp. of America	22,826	558,552
Pactiv Corp. (1)	18,774	436,496
Sealed Air Corp. (1)	6,195	287,138
Smurfit-Stone Container Corp. (2)	95,761	1,854,891
Sonoco Products Co.	37,245	984,758

		5,881,221

PHARMACEUTICALS—1.03%
AmerisourceBergen Corp.	31,073	1,668,931
Eyetech Pharmaceuticals Inc. (1) (2)	4,043	137,422
Hospira Inc. (1)	59,219	1,812,101
King Pharmaceuticals Inc. (1)	100,635	1,201,582
Medco Health Solutions Inc. (1)	58,016	1,792,694
Omnicare Inc.	9,634	273,220

		6,885,950

PIPELINES—1.70%
Dynegy Inc. Class A (1) (2)	106,184	529,858
El Paso Corp. (2)	278,528	2,559,672
Equitable Resources Inc.	22,416	1,217,413
Kinder Morgan Inc.	30,450	1,912,869
National Fuel Gas Co. (2)	27,280	772,842
Questar Corp.	32,154	1,473,296
Western Gas Resources Inc.	20,017	572,286
Williams Companies Inc.	196,898	2,382,466

		11,420,702

REAL ESTATE—0.10%
Forest City Enterprises Inc. Class A (2)	11,714	645,441

		645,441

REAL ESTATE INVESTMENT TRUSTS—9.40%
AMB Property Corp.	31,760	1,175,755
Annaly Mortgage Management Inc. (2)	44,463	761,651
Apartment Investment & Management Co. Class A	40,842	1,420,485
Archstone-Smith Trust	74,202	2,347,751
Arden Realty Group Inc.	24,702	804,791
AvalonBay Communities Inc. (2)	27,175	1,636,479
Boston Properties Inc.	30,201	1,672,833
BRE Properties Inc. Class A (2)	18,898	724,738
Camden Property Trust (2)	15,011	693,508
CBL & Associates Properties Inc.	4,539	276,652
CenterPoint Properties Trust (2)	17,593	766,703
Chelsea Property Group Inc.	9,511	638,188
Crescent Real Estate Equities Co. (2)	29,316	461,434
Developers Diversified Realty Corp. (2)	38,634	1,512,521
Duke Realty Corp. (2)	53,900	1,789,480
Equity Office Properties Trust	153,357	4,178,978
Equity Residential	106,308	3,295,548
Federal Realty Investment Trust (2)	19,641	864,204
General Growth Properties Inc.	72,233	2,239,223
Health Care Property Investors Inc.	50,142	1,303,692
Health Care REIT Inc. (2)	19,351	681,155
Hospitality Properties Trust	25,556	1,085,874
Host Marriott Corp. (1)	131,318	1,842,392
HRPT Properties Trust	66,859	734,780
iStar Financial Inc.	41,014	1,691,007
Kimco Realty Corp.	36,192	1,856,650
Liberty Property Trust	32,156	1,281,095
Macerich Co. (The) (2)	22,283	1,187,461
Mack-Cali Realty Corp.	23,043	1,020,805
Mills Corp. (2)	11,975	621,143
New Plan Excel Realty Trust Inc. (2)	38,112	952,800
Pan Pacific Retail Properties Inc.	13,150	711,415
Plum Creek Timber Co. Inc.	72,361	2,534,806
ProLogis	68,708	2,421,270
Public Storage Inc.	30,867	1,529,460
Rayonier Inc.	18,858	853,136
Reckson Associates Realty Corp.	25,201	724,529
Regency Centers Corp. (2)	9,574	445,095
Rouse Co. (The)	38,836	2,597,352
Shurgard Storage Centers Inc. Class A	17,305	671,434
Simon Property Group Inc.	59,305	3,180,527
SL Green Realty Corp. (2)	14,570	754,872
Thornburg Mortgage Inc.	30,895	896,264
Trizec Properties Inc. (2)	33,407	533,510
United Dominion Realty Trust Inc. (2)	48,650	964,730
Ventas Inc.	14,278	370,086
Vornado Realty Trust	35,565	2,229,214
Weingarten Realty Investors	2,839	93,715

		63,031,191

RETAIL—4.79%
American Eagle Outfitters Inc.	1,661	61,208
AnnTaylor Stores Corp. (1)	11,812	276,401
AutoNation Inc. (1)	66,897	1,142,601
Barnes & Noble Inc. (1)	18,195	673,215
Big Lots Inc. (1)	46,169	564,647
BJ’s Wholesale Club Inc. (1)	28,670	783,838

Borders Group Inc.	29,259	725,623
Brinker International Inc. (1)	3,305	102,951
Cabela’s Inc. Class A (1)	313	7,465
Circuit City Stores Inc.	66,871	1,025,801
Claire’s Stores Inc.	2,849	71,339
Darden Restaurants Inc.	34,006	793,020
Dillard’s Inc. Class A	27,293	538,764
Federated Department Stores Inc.	70,674	3,210,720
Foot Locker Inc.	31,658	750,295
Kmart Holding Corp. (1)	17,938	1,569,037
Limited Brands Inc.	148,552	3,311,224
May Department Stores Co. (The)	118,710	3,042,537
Neiman-Marcus Group Inc. Class A (2)	15,715	903,613
Nordstrom Inc.	13,341	510,160
Office Depot Inc. (1)	120,713	1,814,316
Outback Steakhouse Inc. (2)	2,606	108,227
Penney (J.C.) Co. Inc. (Holding Co.)	92,365	3,258,637
Pier 1 Imports Inc.	17,976	325,006
Regis Corp.	9,644	387,882
Sears, Roebuck and Co.	86,522	3,447,902
Toys R Us Inc. (1)	81,203	1,440,541
Wendy’s International Inc.	37,814	1,270,550

		32,117,520

SAVINGS & LOANS—1.72%
Astoria Financial Corp.	27,286	968,380
Capitol Federal Financial (2)	8,047	258,952
GreenPoint Financial Corp.	41,965	1,941,301
Independence Community Bank Corp.	31,516	1,230,700
New York Community Bancorp Inc. (2)	100,187	2,057,841
People’s Bank	14,552	519,943
Sovereign Bancorp Inc. (2)	129,946	2,835,422
Washington Federal Inc.	29,591	744,214
Webster Financial Corp.	19,281	952,289

		11,509,042

SEMICONDUCTORS—0.88%
Advanced Micro Devices Inc. (1) (2)	64,036	832,468
Fairchild Semiconductor International Inc. Class A (1)	41,840	592,873
Freescale Semiconductor Inc. Class A (1)	5,466	78,164
International Rectifier Corp. (1)	9,134	313,296
Intersil Corp. Class A	63,961	1,018,899
Micron Technology Inc. (1)	140,281	1,687,580
Novellus Systems Inc. (1)	30,159	801,928
QLogic Corp. (1)	19,887	588,854

		5,914,062

SOFTWARE—0.75%
BMC Software Inc. (1)	69,290	1,095,475
Fair Isaac Corp.	17,331	506,065
PeopleSoft Inc. (1)	112,300	2,229,155
Siebel Systems Inc. (1)	67,332	507,683
Sybase Inc. (1)	50,411	695,168

		5,033,546

TELECOMMUNICATIONS—2.05%
Advanced Fibre Communications Inc. (1)	38,040	604,836
American Tower Corp. Class A (1) (2)	83,599	1,283,245
CenturyTel Inc.	62,877	2,152,908
Citizens Communications Co.	117,075	1,567,634
Comverse Technology Inc. (1)	45,902	864,335
Crown Castle International Corp. (1) (2)	38,816	577,582
Harris Corp.	9,294	510,612
NTL Inc. (1)	28,415	1,763,719

Polycom Inc. (1)	21,967	435,386
Scientific-Atlanta Inc.	73,223	1,897,940
Telephone & Data Systems Inc.	11,735	987,735
Tellabs Inc. (1) (2)	100,624	924,735
United States Cellular Corp. (1)	4,462	192,535

		13,763,202

TEXTILES—0.11%
Mohawk Industries Inc. (1)	9,377	744,440

		744,440

TOYS, GAMES & HOBBIES—0.41%
Hasbro Inc.	58,967	1,108,580
Mattel Inc.	92,035	1,668,595

		2,777,175

TRANSPORTATION—2.17%
Burlington Northern Santa Fe Corp.	139,988	5,362,940
CNF Inc.	13,588	556,972
CSX Corp.	83,355	2,767,386
Norfolk Southern Corp.	148,620	4,419,959
Ryder System Inc.	13,208	621,304
Yellow Roadway Corp. (1)	18,106	848,990

		14,577,551

WATER—0.12%
Aqua America Inc.	35,010	774,071

		774,071
TOTAL COMMON STOCKS (Cost: $619,659,218)		667,811,444

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.38%

COMMERCIAL PAPER—2.27%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	354,412	354,117
1.88%, 10/01/04 (3)	402,741	402,741
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	302,056	301,868
1.73%, 10/18/04 (3)	100,685	100,603
1.78%, 10/26/04 (3)	181,234	181,010
1.78%, 10/27/04 (3)	100,685	100,556
1.78%, 10/28/04 (3)	302,056	301,653
Barton Capital Corp.
1.77%, 10/15/04 (3)	241,645	241,478
1.78%, 10/18/04 (3)	402,741	402,404
1.78%, 10/19/04 (3)	302,056	301,787
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	201,371	201,255
CRC Funding LLC
1.78%, 11/09/04 (3)	201,371	200,982
Delaware Funding Corp.
1.78%, 10/22/04 (3)	100,685	100,581
1.78%, 10/26/04 (3)	100,685	100,561
1.78%, 10/27/04 (3)	206,022	205,757
Edison Asset Securitization
1.45%, 11/09/04 (3)	402,741	402,109
1.59%, 12/02/04 (3)	402,741	401,638

Eureka Securitization Inc.
1.79%, 11/01/04 (3)	171,105	170,841
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	302,056	301,868
1.78%, 10/22/04 (3)	100,685	100,581
1.78%, 10/26/04 (3)	161,097	160,897
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	201,371	200,284
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	264,098	263,938
1.78%, 10/27/04 (3)	188,056	187,814
Grampian Funding LLC
1.26%, 10/22/04 (3)	402,741	402,446
1.44%, 10/27/04 (3)	402,741	402,322
1.59%, 11/30/04 (3)	201,371	200,837
1.78%, 10/18/04 (3)	402,741	402,403
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	503,427	503,090
1.78%, 10/27/04 (3)	201,371	201,112
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	302,410	302,125
Nationwide Building Society
1.63%, 12/09/04 (3)	334,275	333,231
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	201,371	201,132
1.78%, 10/28/04 (3)	245,672	245,344
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	805,483	804,982
1.77%, 10/06/04 (3)	402,741	402,642
1.78%, 10/15/04 (3)	201,371	201,231
1.78%, 10/19/04 (3)	100,685	100,596
1.80%, 10/28/04 (3)	302,914	302,505
Prudential Funding LLC
1.60%, 12/01/04 (3)	201,371	200,825
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	402,741	402,741
Scaldis Capital LLC
1.73%, 10/15/04 (3)	201,371	201,235
Sydney Capital Corp.
1.25%, 10/22/04 (3)	134,032	133,935
1.74%, 10/12/04 (3)	695,011	694,641
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	604,112	602,678
1.88%, 10/01/04 (3)	2,215,077	2,215,077
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	99,759	99,693

		15,244,146

FLOATING RATE NOTES—2.41%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	100,685	100,641
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	241,645	241,617
1.69%, 10/12/04 (3) (4)	201,371	201,370
1.80%, 03/15/05 (3) (4)	201,371	201,444
1.89%, 09/23/05 (3) (4)	362,467	362,325
1.89%, 09/27/05 (3) (4)	322,193	322,066
2.04%, 10/27/05 (3) (4)	382,604	383,055
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	604,112	603,925
CC USA Inc.
1.61%, 07/29/05 (3) (4)	402,741	402,641
1.63%, 05/04/05 (3) (4)	402,741	402,694

Den Danske Bank NY
1.68%, 08/12/05 (3)	402,741	402,637
1.77%, 08/26/05 (3)	402,741	402,632
Depfa Bank PLC
1.86%, 09/15/05 (3)	402,741	402,741
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	334,275	334,192
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	322,193	322,174
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	402,741	402,741
K2 USA LLC
1.61%, 07/25/05 (3) (4)	201,371	201,338
1.70%, 06/10/05 (3) (4)	402,741	402,707
1.70%, 09/12/05 (3) (4)	402,741	402,665
1.79%, 10/20/05 (3) (4)	402,741	402,756
Links Finance LLC
1.68%, 04/25/05 (3)	402,741	402,890
1.71%, 04/15/05 (3) (4)	402,741	402,698
National City Bank (Ohio)
1.67%, 08/09/05 (3)	402,741	402,638
1.73%, 06/10/05 (3)	201,371	201,414
1.76%, 06/23/05 (3)	402,741	402,654
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	684,660	684,756
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	402,741	402,625
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	382,604	382,604
Permanent Financing PLC
1.69%, 03/10/05 (3)	402,741	402,741
1.70%, 12/10/04 (3)	201,371	201,371
1.72%, 06/10/05 (3)	181,234	181,234
Sigma Finance Inc.
1.52%, 10/07/04 (3)	402,741	402,740
1.73%, 11/15/04 (3)	402,741	402,738
1.75%, 08/17/05 (3)	201,371	201,386
1.75%, 09/15/05 (3)	503,427	503,471
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	147,806	147,798
1.66%, 05/17/05 (3) (4)	334,275	334,265
1.70%, 02/25/05 (3) (4)	225,535	225,518
1.72%, 01/18/05 (3) (4)	177,206	177,201
1.81%, 07/25/05 (3) (4)	402,741	402,708
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	302,056	302,008
1.72%, 09/15/05 (3)	302,056	301,998
1.84%, 06/15/05 (3) (4)	201,371	201,338
White Pine Finance LLC
1.55%, 07/11/05 (3)	100,685	100,677
1.63%, 07/05/05 (3)	201,371	201,337
1.68%, 05/20/05 (3)	181,234	181,222
1.71%, 04/15/05 (3) (4)	302,056	302,024
1.72%, 11/15/04 (3) (4)	241,645	241,645
1.73%, 06/15/05 (3) (4)	165,124	165,124
1.80%, 03/29/05 (3)	173,179	173,160
1.80%, 08/26/05 (3) (4)	201,371	201,334

		16,135,678

MEDIUM-TERM NOTES—0.19%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	402,741	402,720
1.51%, 02/15/05 (3) (4)	261,782	261,935

Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	302,056	302,052
K2 USA LLC
1.46%, 01/12/05 (3) (4)	201,371	201,365
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	100,685	100,678

		1,268,750

MONEY MARKET FUNDS—1.91%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	1,610,965	1,610,965
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	6,353,070	6,353,070
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	4,430,154	4,430,154
BlackRock Temp Cash Money Market Fund (3)	167,000	167,000
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	270,577	270,577

		12,831,766

REPURCHASE AGREEMENTS—1.15%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	1,208,224	1,208,224
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	2,819,189	2,819,189
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	2,617,818	2,617,818
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	1,047,127	1,047,127

		7,692,358

TIME DEPOSITS—1.23%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	402,741	402,741
1.33%, 02/10/05 (3)	201,371	201,360
1.39%, 02/02/05 (3)	201,371	201,360
1.39%, 04/08/05 (3)	281,919	281,895
1.40%, 10/25/04 (3)	402,741	402,737
Bank of New York
1.39%, 11/01/04 (3)	402,741	402,738
1.60%, 12/03/04 (3)	100,685	100,677
Bank of Nova Scotia
1.13%, 10/06/04 (3)	402,741	402,741
1.24%, 10/07/04 (3)	302,056	302,055
1.42%, 10/29/04 (3)	302,056	302,058
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	302,056	302,055
1.38%, 11/22/04 (3)	100,685	100,686
1.40%, 10/29/04 (3)	402,741	402,741
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	257,754	257,742
National City Bank (Ohio)
1.25%, 01/06/05 (3)	402,741	402,747
Nordea Bank PLC
2.11%, 06/07/05 (3)	402,741	402,687
SunTrust Bank
1.88%, 10/01/04 (3)	1,610,965	1,610,965
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	704,797	704,739
1.34%, 02/10/05 (3)	161,097	161,088
1.41%, 11/01/04 (3)	302,056	302,053
1.77%, 05/10/05 (3)	201,371	201,359

1.78%, 10/29/04 (3)	201,371	201,371
1.90%, 05/11/05 (3)	201,371	201,358

		8,251,953

U.S. GOVERNMENT AGENCY NOTES—0.22%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	281,919	282,404
1.80%, 01/18/05 (3)	187,275	186,254
1.80%, 01/19/05 (3)	201,371	200,264
2.06%, 05/31/05 (3)	200,779	197,998
Federal National Mortgage Association
2.33%, 07/22/05 (3)	604,112	592,641

		1,459,561

TOTAL SHORT-TERM INVESTMENTS (Cost: $62,884,212)		62,884,212

TOTAL INVESTMENTS IN SECURITIES—109.02% (Cost: $682,543,430)		730,695,656
Other Assets, Less Liabilities—(9.02%)		(60,453,368)

NET ASSETS—100.00%		$670,242,288

NVS	Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.90%

ADVERTISING—0.24%
Getty Images Inc. (1) (2)	5,981	330,749
Harte-Hanks Inc. (2)	8,257	206,508
Interpublic Group of Companies Inc. (1)	58,146	615,766
Lamar Advertising Co. (1) (2)	11,502	478,598
Omnicom Group Inc.	26,013	1,900,510
West Corp. (1) (2)	2,570	74,864

		3,606,995

AEROSPACE & DEFENSE—1.72%
Alliant Techsystems Inc. (1)	5,307	321,073
Boeing Co. (The)	116,101	5,993,134
General Dynamics Corp.	27,411	2,798,663
Goodrich (B.F.) Co.	16,141	506,182
L-3 Communications Holdings Inc. (2)	13,170	882,390
Lockheed Martin Corp.	51,563	2,876,184
Northrop Grumman Corp.	49,504	2,640,048
Raytheon Co.	62,287	2,365,660
Rockwell Collins Inc.	24,708	917,655
United Defense Industries Inc. (1)	6,474	258,895
United Technologies Corp.	70,777	6,609,156

		26,169,040

AGRICULTURE—1.12%
Altria Group Inc.	282,450	13,286,448
Loews Corp. - Carolina Group	8,052	196,227
Monsanto Co.	36,780	1,339,528
Reynolds American Inc. (2)	20,717	1,409,585
UST Inc.	22,850	919,941

		17,151,729

AIRLINES—0.12%
AMR Corp. (1) (2)	20,844	152,787
JetBlue Airways Corp. (1) (2)	12,616	263,927
Southwest Airlines Co.	109,150	1,486,623

		1,903,337

APPAREL—0.35%
Coach Inc. (1)	25,767	1,093,036
Columbia Sportswear Co. (1) (2)	1,901	103,604
Jones Apparel Group Inc.	17,199	615,724
Liz Claiborne Inc.	15,019	566,517
Nike Inc. Class B	22,485	1,771,818
Polo Ralph Lauren Corp.	6,018	218,875
Reebok International Ltd.	7,183	263,760
Timberland Co. Class A (1)	2,608	148,134
VF Corp.	11,703	578,713

		5,360,181

AUTO MANUFACTURERS—0.55%
Ford Motor Co. (2)	242,217	3,403,149
General Motors Corp. (2)	63,729	2,707,208
Navistar International Corp. (1)	8,549	317,937
Oshkosh Truck Corp. (2)	4,905	279,879

PACCAR Inc.	24,121	1,667,244

		8,375,417

AUTO PARTS & EQUIPMENT—0.27%
American Axle & Manufacturing Holdings Inc.	5,462	159,818
Autoliv Inc.	13,359	539,704
BorgWarner Inc.	7,514	325,281
Dana Corp.	20,848	368,801
Delphi Corp.	65,610	609,517
Johnson Controls Inc.	26,355	1,497,228
Lear Corp.	9,563	520,705
TRW Automotive Holdings Corp. (1)	3,423	64,524

		4,085,578

BANKS—6.84%
AmSouth Bancorp	48,993	1,195,429
Associated Bancorp (2)	15,058	482,910
Assurant Inc.	11,075	287,950
Bank of America Corp.	561,630	24,335,428
Bank of Hawaii Corp.	7,361	347,807
Bank of New York Co. Inc. (The)	107,037	3,122,269
Banknorth Group Inc.	24,008	840,280
BB&T Corp.	76,354	3,030,490
BOK Financial Corp. (1) (2)	2,494	111,257
City National Corp. (2)	5,803	376,905
Colonial BancGroup Inc. (The) (2)	18,476	377,834
Comerica Inc.	23,832	1,414,429
Commerce Bancorp Inc. (2)	9,406	519,211
Commerce Bancshares Inc. (2)	8,053	387,269
Compass Bancshares Inc. (2)	16,821	737,096
Cullen/Frost Bankers Inc.	7,257	337,233
Fifth Third Bancorp	66,134	3,255,115
First Horizon National Corp. (2)	17,032	738,508
First Marblehead Corp. (The) (1)	2,332	108,205
FirstMerit Corp. (2)	11,259	296,168
Fremont General Corp. (2)	8,817	204,114
Fulton Financial Corp. (2)	16,738	358,193
Genworth Financial Inc. Class A	19,805	461,456
Hibernia Corp. Class A	21,737	574,074
Hudson United Bancorp	6,293	231,897
Huntington Bancshares Inc.	31,522	785,213
International Bancshares Corp. (2)	4,667	171,512
Investors Financial Services Corp. (2)	9,206	415,467
KeyCorp	56,457	1,784,041
M&T Bank Corp.	10,367	992,122
Marshall & Ilsley Corp. (2)	30,551	1,231,205
Mellon Financial Corp.	58,402	1,617,151
Mercantile Bankshares Corp. (2)	11,108	532,740
National City Corp.	81,798	3,159,039
National Commerce Financial Corp. (3)	28,591	978,098
NewAlliance Bancshares Inc.	11,448	164,279
North Fork Bancorp Inc. (2)	23,642	1,050,887
Northern Trust Corp.	27,045	1,103,436
PNC Financial Services Group	38,812	2,099,729
Popular Inc.	36,590	962,317
Regions Financial Corp.	63,440	2,097,326
Sky Financial Group Inc.	14,092	352,300
South Financial Group Inc. (The)	9,780	275,796
SouthTrust Corp.	45,380	1,890,531
State Street Corp.	46,223	1,974,184
SunTrust Banks Inc.	34,972	2,462,379
Synovus Financial Corp.	42,290	1,105,883
TCF Financial Corp. (2)	19,494	590,473
U.S. Bancorp	261,010	7,543,189
UCBH Holdings Inc. (2)	6,125	239,304
UnionBanCal Corp.	7,738	458,167
Valley National Bancorp (2)	13,919	355,491
W Holding Co. Inc. (2)	9,653	183,407

Wachovia Corp.	181,059	8,500,720
Wells Fargo & Co.	232,422	13,859,324
Whitney Holding Corp. (2)	5,574	234,108
Wilmington Trust Corp. (2)	9,229	334,182
Zions Bancorporation	12,502	763,122

		104,398,649

BEVERAGES—2.03%
Anheuser-Busch Companies Inc.	110,740	5,531,463
Brown-Forman Corp. Class B	7,703	352,797
Coca-Cola Co. (The)	290,498	11,634,445
Coca-Cola Enterprises Inc.	31,854	602,041
Constellation Brands Inc. (1) (2)	12,493	475,484
Coors (Adolph) Co. Class B (2)	3,633	246,753
Pepsi Bottling Group Inc.	20,929	568,222
PepsiAmericas Inc. (2)	9,168	175,109
PepsiCo Inc.	235,097	11,437,469

		31,023,783

BIOTECHNOLOGY—1.48%
Affymetrix Inc. (1) (2)	8,454	259,622
Amgen Inc. (1)	178,444	10,114,206
Biogen Idec Inc. (1)	46,786	2,861,900
Celgene Corp. (1) (2)	11,419	664,928
Charles River Laboratories International Inc. (1) (2)	6,412	293,670
Chiron Corp. (1)	15,153	669,763
Genentech Inc. (1)	61,084	3,202,023
Genzyme Corp. (1)	31,158	1,695,307
ICOS Corp. (1) (2)	7,414	178,974
Invitrogen Corp. (1) (2)	7,137	392,464
Martek Biosciences Corp. (1) (2)	3,599	175,055
MedImmune Inc. (1) (2)	34,182	810,113
Millennium Pharmaceuticals Inc. (1) (2)	41,053	562,837
Millipore Corp. (1)	6,668	319,064
Nektar Therapeutics (1) (2)	10,781	156,109
Protein Design Labs Inc. (1)	13,302	260,453

		22,616,488

BUILDING MATERIALS—0.30%
American Standard Companies Inc. (1)	25,840	1,005,434
Florida Rock Industries Inc. (2)	4,293	210,314
Lafarge North America Inc.	4,583	214,897
Martin Marietta Materials Inc. (2)	6,598	298,691
Masco Corp. (2)	60,280	2,081,468
Vulcan Materials Co.	14,119	719,363

		4,530,167

CHEMICALS—1.54%
Air Products & Chemicals Inc.	31,271	1,700,517
Ashland Inc.	9,555	535,844
Cabot Corp.	8,678	334,710
Dow Chemical Co. (The)	128,908	5,824,063
Du Pont (E.I.) de Nemours and Co.	137,737	5,895,144
Eastman Chemical Co. (2)	10,607	504,363
Ecolab Inc. (2)	25,318	795,998
Engelhard Corp.	17,242	488,811
International Flavors & Fragrances Inc.	11,661	445,450
Lubrizol Corp.	8,560	296,176
Lyondell Chemical Co. (2)	18,259	410,097
PPG Industries Inc.	23,600	1,446,208
Praxair Inc.	44,720	1,911,333
Rohm & Haas Co.	21,994	945,082
RPM International Inc. (2)	16,300	287,695
Sherwin-Williams Co. (The)	16,384	720,241
Sigma-Aldrich Corp.	9,491	550,478
Valspar Corp. (The)	7,159	334,182

		23,426,392

COAL—0.10%
Arch Coal Inc. (2)	7,602	269,795
CONSOL Energy Inc.	12,307	429,391
Massey Energy Co. (2)	10,527	304,546
Peabody Energy Corp. (2)	8,747	520,446

		1,524,178

COMMERCIAL SERVICES—1.19%
ADESA Inc. (1)	12,888	211,750
Alliance Data Systems Corp. (1) (2)	5,848	237,195
Apollo Group Inc. Class A (1)	21,105	1,548,474
ARAMARK Corp. Class B	13,515	326,252
BearingPoint Inc. (1)	21,453	191,790
Block (H & R) Inc. (2)	22,653	1,119,511
Career Education Corp. (1)	13,771	391,510
Cendant Corp.	140,411	3,032,878
ChoicePoint Inc. (1) (2)	12,241	522,079
Convergys Corp. (1)	20,285	272,428
Corinthian Colleges Inc. (1)	12,512	168,662
Corporate Executive Board Co. (The) (2)	5,293	324,143
Deluxe Corp.	6,821	279,797
DeVry Inc. (1) (2)	8,190	169,615
Donnelley (R.R.) & Sons Co.	30,053	941,260
Education Management Corp. (1)	9,671	257,635
Equifax Inc.	18,792	495,357
Hewitt Associates Inc. Class A (1) (2)	4,994	132,141
Iron Mountain Inc. (1) (2)	15,153	512,929
ITT Educational Services Inc. (1) (2)	5,990	215,939
Laureate Education Inc. (1) (2)	4,785	178,098
Manpower Inc. (2)	12,461	554,390
McKesson Corp.	40,211	1,031,412
MoneyGram International Inc.	12,447	212,595
Moody’s Corp.	17,407	1,275,063
Paychex Inc.	45,421	1,369,443
Pharmaceutical Product Development Inc. (1) (2)	6,723	242,028
Rent-A-Center Inc. (1)	9,640	249,290
Robert Half International Inc.	20,745	534,599
Service Corp. International (1)	46,763	290,398
ServiceMaster Co. (The)	40,095	515,622
Viad Corp.	3,111	73,824
Weight Watchers International Inc. (1) (2)	5,863	227,602

		18,105,709

COMPUTERS—3.98%
Affiliated Computer Services Inc. Class A (1) (2)	16,875	939,431
Apple Computer Inc. (1)	52,280	2,025,850
Cadence Design Systems Inc. (1) (2)	37,735	492,064
Ceridian Corp. (1)	19,866	365,733
Cognizant Technology Solutions Corp. (1) (2)	17,789	542,742
Computer Sciences Corp. (1)	25,777	1,214,097
Dell Inc. (1)	348,671	12,412,688
Diebold Inc.	9,952	464,758
DST Systems Inc. (1) (2)	10,259	456,218
Electronic Data Systems Corp.	70,302	1,363,156
EMC Corp. (1)	334,160	3,856,206
Henry (Jack) & Associates Inc.	9,684	181,769
Hewlett-Packard Co.	420,234	7,879,387
International Business Machines Corp.	232,130	19,902,826
Lexmark International Inc. (1)	17,947	1,507,727
Maxtor Corp. (1)	32,119	167,019
National Instruments Corp. (2)	6,952	210,437
NCR Corp. (1)	13,117	650,472
Network Appliance Inc. (1)	42,859	985,757
Reynolds & Reynolds Co. (The) Class A	8,990	221,783
SanDisk Corp. (1) (2)	22,102	643,610
Storage Technology Corp. (1)	15,297	386,402
Sun Microsystems Inc. (1)	457,685	1,849,047
SunGard Data Systems Inc. (1)	40,211	955,815

Synopsys Inc. (1)	20,875	330,451
Unisys Corp. (1)	44,973	464,121
Western Digital Corp. (1)	29,868	262,540

		60,732,106

COSMETICS & PERSONAL CARE—2.40%
Alberto-Culver Co.	9,873	429,278
Avon Products Inc.	64,952	2,837,103
Colgate-Palmolive Co.	73,224	3,308,260
Estee Lauder Companies Inc. Class A	14,969	625,704
Gillette Co. (The)	138,173	5,767,341
Kimberly-Clark Corp.	69,025	4,458,325
Procter & Gamble Co.	354,056	19,161,511

		36,587,522

DISTRIBUTION & WHOLESALE—0.22%
CDW Corp.	8,930	518,208
Fastenal Co. (2)	8,461	487,354
Genuine Parts Co.	24,280	931,866
Grainger (W.W.) Inc.	10,718	617,893
Hughes Supply Inc.	8,312	249,942
Ingram Micro Inc. Class A (1)	16,763	269,884
Tech Data Corp. (1)	7,701	296,874

		3,372,021

DIVERSIFIED FINANCIAL SERVICES—7.89%
American Express Co.	155,389	7,996,318
AmeriCredit Corp. (1) (2)	21,526	449,463
Ameritrade Holding Corp. (1) (2)	32,850	394,528
Bear Stearns Companies Inc. (The)	14,430	1,387,733
BlackRock Inc. (2)	2,689	197,615
Capital One Financial Corp.	33,005	2,439,070
CapitalSource Inc. (1) (2)	8,294	185,288
Chicago Mercantile Exchange Holdings Inc. (2)	4,568	736,818
CIT Group Inc.	29,090	1,087,675
Citigroup Inc.	712,311	31,427,161
Countrywide Financial Corp.	76,945	3,030,864
Doral Financial Corp.	11,914	494,074
E*TRADE Financial Corp. (1)	50,510	576,824
Eaton Vance Corp.	9,621	388,592
Edwards (A.G.) Inc. (2)	10,765	372,684
Federal Home Loan Mortgage Corp.	94,807	6,185,209
Federal National Mortgage Association	133,462	8,461,491
Federated Investors Inc. Class B	11,488	326,719
Franklin Resources Inc.	21,969	1,224,991
Friedman, Billings, Ramsey Group Inc. Class A (2)	19,156	365,880
Goldman Sachs Group Inc. (The)	45,047	4,200,182
IndyMac Bancorp Inc. (2)	8,467	306,505
Instinet Group Inc. (1)	17,797	89,519
Janus Capital Group Inc.	33,474	455,581
Jefferies Group Inc.	7,051	243,048
JP Morgan Chase & Co.	490,786	19,498,928
Legg Mason Inc. (2)	13,809	735,605
Lehman Brothers Holdings Inc.	38,130	3,039,724
MBNA Corp.	156,381	3,940,801
Merrill Lynch & Co. Inc.	131,938	6,559,957
Morgan Stanley	151,371	7,462,590
Nuveen Investments Inc. Class A (2)	2,673	79,121
Providian Financial Corp. (1)	40,311	626,433
Raymond James Financial Inc.	8,361	201,667
Schwab (Charles) Corp. (The)	137,021	1,259,223
SLM Corp.	60,426	2,695,000
Student Loan Corp. (2)	607	86,042
T. Rowe Price Group Inc.	14,821	754,982
Waddell & Reed Financial Inc. Class A (2)	11,028	242,616
Westcorp Inc.	2,839	120,714
WFS Financial Inc.	631	29,373

		120,356,608

ELECTRIC—2.93%
AES Corp. (The) (1)	87,467	873,795
Allegheny Energy Inc. (1) (2)	17,665	281,933
ALLETE Inc.	3,996	129,859
Alliant Energy Corp.	15,444	384,247
Ameren Corp.	26,835	1,238,435
American Electric Power Co. Inc.	54,442	1,739,966
CenterPoint Energy Inc. (2)	38,296	396,747
Cinergy Corp. (2)	24,738	979,625
Consolidated Edison Inc.	33,143	1,393,332
Constellation Energy Group Inc.	23,446	934,089
Dominion Resources Inc.	44,949	2,932,922
DPL Inc. (2)	17,793	366,180
DTE Energy Co. (2)	23,990	1,012,138
Duke Energy Corp.	126,454	2,894,532
Edison International	44,778	1,187,065
Energy East Corp. (2)	20,548	517,399
Entergy Corp.	31,900	1,933,459
Exelon Corp.	91,362	3,352,072
FirstEnergy Corp.	45,382	1,864,293
FPL Group Inc.	25,430	1,737,378
Great Plains Energy Inc.	10,277	299,575
Hawaiian Electric Industries Inc. (2)	10,999	291,913
MDU Resources Group Inc.	15,825	416,672
NiSource Inc.	36,192	760,394
Northeast Utilities (2)	17,816	345,452
NRG Energy Inc. (1) (2)	10,654	287,019
NSTAR	7,424	364,518
OGE Energy Corp.	11,984	302,356
Pepco Holdings Inc. (2)	23,824	474,098
PG&E Corp. (1)	54,859	1,667,714
Pinnacle West Capital Corp.	12,638	524,477
PPL Corp.	26,092	1,231,021
Progress Energy Inc.	33,905	1,435,538
Public Service Enterprise Group Inc. (2)	32,530	1,385,778
Puget Energy Inc.	13,905	315,644
Reliant Energy Inc. (1) (2)	40,506	377,921
SCANA Corp.	15,502	578,845
Southern Co. (The)	101,684	3,048,486
TECO Energy Inc.	26,732	361,684
Texas Genco Holdings Inc.	2,256	105,242
TXU Corp.	40,843	1,957,197
Westar Energy Inc.	11,598	234,280
Wisconsin Energy Corp.	16,337	521,150
WPS Resources Corp. (2)	5,173	232,733
Xcel Energy Inc.	55,469	960,723

		44,629,896

ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
American Power Conversion Corp.	23,468	408,109
AMETEK Inc. (2)	9,367	284,007
Emerson Electric Co.	58,082	3,594,695
Energizer Holdings Inc. (1)(2)	11,238	518,072
Hubbell Inc. Class B (2)	8,261	370,341
Molex Inc.	19,059	568,339

		5,743,563

ELECTRONICS—0.66%
Agilent Technologies Inc. (1)	66,645	1,437,533
Amphenol Corp. Class A (1) (2)	8,933	306,045
Applera Corp. - Applied Biosystems Group	27,695	522,605
Arrow Electronics Inc. (1) (2)	15,529	350,645
Avnet Inc. (1) (2)	17,027	291,502
AVX Corp. (2)	7,665	90,830
Fisher Scientific International Inc. (1)	15,052	877,983
FLIR Systems Inc. (1) (2)	4,565	267,053
Gentex Corp. (2)	10,749	377,612

Jabil Circuit Inc. (1)	22,038	506,874
Mettler Toledo International Inc. (1) (2)	5,834	275,481
Parker Hannifin Corp.	16,580	975,899
PerkinElmer Inc.	16,941	291,724
Sanmina-SCI Corp. (1)	71,924	507,064
Solectron Corp. (1)	128,826	637,689
Symbol Technologies Inc.	32,563	411,596
Tektronix Inc.	11,242	373,797
Thermo Electron Corp. (1)	22,711	613,651
Vishay Intertechnology Inc. (1) (2)	20,941	270,139
Waters Corp. (1)	16,419	724,078

		10,109,800

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp. (2)	11,543	513,894
Jacobs Engineering Group Inc. (1) (2)	7,467	285,911

		799,805

ENTERTAINMENT—0.17%
GTECH Holdings Corp.	15,843	401,145
International Game Technology Inc.	48,336	1,737,679
International Speedway Corp. Class A	4,536	226,346
Metro-Goldwyn-Mayer Inc.	7,628	88,256
Regal Entertainment Group Class A	5,755	109,921

		2,563,347

ENVIRONMENTAL CONTROL—0.22%
Allied Waste Industries Inc. (1)	38,008	336,371
Republic Services Inc.	21,327	634,692
Stericycle Inc. (1)	5,915	271,499
Waste Management Inc.	79,892	2,184,247

		3,426,809

FOOD—1.72%
Albertson’s Inc. (2)	50,811	1,215,907
Archer-Daniels-Midland Co.	80,072	1,359,623
Campbell Soup Co.	31,877	838,046
ConAgra Foods Inc.	72,710	1,869,374
Dean Foods Co. (1) (2)	21,957	659,149
Del Monte Foods Co. (1)	24,914	261,348
General Mills Inc.	39,886	1,790,881
Heinz (H.J.) Co.	48,447	1,745,061
Hershey Foods Corp.	23,790	1,111,231
Hormel Foods Corp.	10,504	281,297
Kellogg Co.	33,555	1,431,456
Kraft Foods Inc. (2)	36,677	1,163,394
Kroger Co. (1)	101,446	1,574,442
McCormick & Co. Inc. NVS	18,884	648,477
Pilgrim’s Pride Corp.	1,617	43,788
Safeway Inc. (1)	61,732	1,192,045
Sara Lee Corp.	108,778	2,486,665
Smithfield Foods Inc. (1)	11,887	297,175
Smucker (J.M.) Co. (The)	7,956	353,326
SUPERVALU Inc.	18,884	520,254
Sysco Corp.	88,014	2,633,379
Tootsie Roll Industries Inc. (2)	3,755	109,721
Tyson Foods Inc. Class A	29,764	476,819
Whole Foods Market Inc. (2)	8,569	735,135
Wrigley (William Jr.) Co.	21,593	1,367,053

		26,165,046

FOREST PRODUCTS & PAPER—0.57%
Boise Cascade Corp.	11,718	389,975
Bowater Inc. (2)	7,415	283,179
Georgia-Pacific Corp.	35,208	1,265,728
International Paper Co.	66,824	2,700,358
Louisiana-Pacific Corp.	15,063	390,885
MeadWestvaco Corp.	28,097	896,294

Temple-Inland Inc.	7,657	514,168
Weyerhaeuser Co.	33,066	2,198,228

		8,638,815

GAS—0.20%
AGL Resources Inc.	9,010	277,238
KeySpan Corp.	22,241	871,847
ONEOK Inc. (2)	14,236	370,421
Sempra Energy	28,022	1,014,116
UGI Corp.	6,954	259,106
Vectren Corp. (2)	10,496	264,289

		3,057,017

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	10,971	849,594
Snap-On Inc.	8,263	227,728
Stanley Works (The)	9,771	415,561

		1,492,883

HEALTH CARE-PRODUCTS—3.78%
Bard (C.R.) Inc.	14,569	825,042
Bausch & Lomb Inc. (2)	7,461	495,783
Baxter International Inc.	84,718	2,724,531
Beckman Coulter Inc. (2)	8,663	486,168
Becton, Dickinson & Co.	34,848	1,801,642
Biomet Inc.	35,006	1,641,081
Boston Scientific Corp. (1)	91,051	3,617,456
Cooper Companies Inc.	4,491	307,858
Cytyc Corp. (1) (2)	15,322	370,026
Dade Behring Holdings Inc. (1)	5,779	321,994
DENTSPLY International Inc. (2)	11,176	580,481
Edwards Lifesciences Corp. (1) (2)	8,207	274,935
Gen-Probe Inc. (1)	6,469	257,919
Guidant Corp.	43,159	2,850,220
Henry Schein Inc. (1) (2)	5,948	370,620
Hillenbrand Industries Inc. (2)	7,622	385,140
IDEXX Laboratories Inc. (1)	4,610	233,911
INAMED Corp. (1)	4,673	222,762
Johnson & Johnson	408,880	23,032,210
Medtronic Inc.	166,939	8,664,134
Patterson Companies Inc. (1) (2)	8,591	657,727
ResMed Inc. (1)	4,799	228,480
Respironics Inc. (1)	4,699	251,115
St. Jude Medical Inc. (1)	24,236	1,824,244
Stryker Corp. (2)	39,518	1,900,025
Varian Medical Systems Inc. (1)	19,176	662,914
Zimmer Holdings Inc. (1)	33,589	2,654,875

		57,643,293

HEALTH CARE-SERVICES—1.52%
Aetna Inc.	20,969	2,095,432
Anthem Inc. (1) (2)	19,071	1,663,945
Community Health Systems Inc. (1)	7,115	189,828
Covance Inc. (1)	8,705	347,939
Coventry Health Care Inc. (1)	12,146	648,232
DaVita Inc. (1) (2)	13,569	422,674
HCA Inc. (2)	63,966	2,440,303
Health Management Associates Inc. Class A	33,658	687,633
Health Net Inc. (1) (2)	15,634	386,472
Humana Inc. (1)	22,139	442,337
Laboratory Corp. of America Holdings (1) (2)	19,428	849,392
Lincare Holdings Inc. (1) (2)	13,446	399,481
Manor Care Inc.	12,150	364,014
PacifiCare Health Systems Inc. (1) (2)	11,519	422,747
Quest Diagnostics Inc.	11,253	992,740
Renal Care Group Inc. (1) (2)	9,139	294,550
Tenet Healthcare Corp. (1)	65,042	701,803
Triad Hospitals Inc. (1) (2)	10,494	361,413

UnitedHealth Group Inc.	91,939	6,779,582
Universal Health Services Inc. Class B	6,851	298,019
WellChoice Inc. (1)	3,260	121,696
WellPoint Health Networks Inc. (1)	21,429	2,251,974

		23,162,206

HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	7,381	418,134

		418,134

HOME BUILDERS—0.38%
Centex Corp.	16,935	854,540
D.R. Horton Inc.	32,205	1,066,308
Hovnanian Enterprises Inc. Class A (1) (2)	4,634	185,823
KB Home	4,820	407,242
Lennar Corp. Class A (2)	18,243	868,367
M.D.C. Holdings Inc.	3,229	236,040
NVR Inc. (1)	730	402,230
Pulte Homes Inc.	14,558	893,424
Ryland Group Inc. (2)	3,335	309,021
Standard-Pacific Corp. (2)	4,734	266,856
Toll Brothers Inc. (1) (2)	6,551	303,508

		5,793,359

HOME FURNISHINGS—0.16%
Harman International Industries Inc.	8,131	876,115
Leggett & Platt Inc.	26,841	754,232
Maytag Corp. (2)	11,216	206,038
Whirlpool Corp.	9,631	578,727

		2,415,112

HOUSEHOLD PRODUCTS & WARES—0.27%
Avery Dennison Corp.	15,187	999,001
Church & Dwight Co. Inc. (2)	8,567	240,390
Clorox Co.	20,592	1,097,554
Fortune Brands Inc.	20,105	1,489,579
Fossil Inc. (1)	5,473	169,335
Scotts Co. (The) Class A (1) (2)	3,054	195,914

		4,191,773

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	38,256	766,650

		766,650

INSURANCE—4.55%
AFLAC Inc.	70,007	2,744,974
Alleghany Corp. (1)	598	163,194
Allmerica Financial Corp. (1)	6,927	186,198
Allstate Corp. (The)	96,742	4,642,649
Ambac Financial Group Inc. (2)	14,977	1,197,411
American Financial Group Inc.	4,796	143,352
American International Group Inc.	316,491	21,518,223
American National Insurance Co. (2)	1,109	107,340
AON Corp.	43,578	1,252,432
Berkley (W.R.) Corp.	9,892	417,047
Brown & Brown Inc. (2)	7,292	333,244
Chubb Corp.	26,092	1,833,746
CIGNA Corp.	19,580	1,363,355
Cincinnati Financial Corp.	20,392	840,558
CNA Financial Corp. (1)	3,761	90,302
Conseco Inc. (1) (2)	21,054	371,814
Erie Indemnity Co. Class A (2)	3,911	199,539
Fidelity National Financial Inc.	22,394	853,211
First American Corp.	11,163	344,155
Gallagher (Arthur J.) & Co.	12,633	418,531
Hartford Financial Services Group Inc.	40,210	2,490,205
HCC Insurance Holdings Inc. (2)	8,846	266,707
Jefferson-Pilot Corp.	19,222	954,565

Lincoln National Corp.	23,967	1,126,449
Loews Corp.	20,527	1,200,830
Markel Corp. (1)	1,189	366,688
Marsh & McLennan Companies Inc.	72,040	3,296,550
MBIA Inc.	20,062	1,167,809
Mercury General Corp.	3,600	190,404
MetLife Inc.	55,331	2,138,543
MGIC Investment Corp.	13,667	909,539
Nationwide Financial Services Inc.	7,892	277,088
Odyssey Re Holdings Corp. (2)	1,574	34,911
Old Republic International Corp.	25,401	635,787
PMI Group Inc. (The)	13,106	531,841
Principal Financial Group Inc.	43,901	1,579,119
Progressive Corp. (The)	30,025	2,544,619
Protective Life Corp.	9,305	365,780
Prudential Financial Inc.	72,687	3,419,196
Radian Group Inc.	13,110	606,075
Reinsurance Group of America Inc.	4,077	167,972
SAFECO Corp. (2)	19,118	872,737
St. Paul Travelers Companies Inc.	91,890	3,037,883
StanCorp Financial Group Inc. (2)	3,939	280,457
Torchmark Corp.	15,295	813,388
Transatlantic Holdings Inc. (2)	3,646	198,160
Unitrin Inc.	6,427	267,170
UNUMProvident Corp. (2)	40,678	638,238
Wesco Financial Corp. (2)	199	69,949

		69,469,934

INTERNET—1.34%
Akamai Technologies Inc. (1) (2)	13,887	195,112
Amazon.com Inc. (1)	40,855	1,669,335
Ask Jeeves Inc. (1) (2)	7,984	261,157
Avocent Corp. (1)	6,565	170,887
CheckFree Corp. (1) (2)	10,757	297,646
eBay Inc. (1)	71,512	6,574,813
Google Inc. Class A (1)	2,570	333,072
IAC/InterActiveCorp (1) (2)	47,175	1,038,794
Macromedia Inc. (1)	9,561	191,985
McAfee Inc. (1)	21,417	430,482
Monster Worldwide Inc. (1) (2)	13,970	344,221
NetFlix Inc. (1) (2)	4,376	67,478
Symantec Corp. (1)	42,834	2,350,730
TIBCO Software Inc. (1)	29,152	248,084
VeriSign Inc. (1)	34,325	682,381
WebMD Corp. (1) (2)	42,536	296,051
Yahoo! Inc. (1)	157,619	5,344,860

		20,497,088

INVESTMENT COMPANIES—0.05%
Allied Capital Corp. (2)	17,833	434,947
American Capital Strategies Ltd.	11,230	351,948

		786,895

IRON & STEEL—0.11%
International Steel Group Inc. (1) (2)	2,404	81,015
Nucor Corp.	10,964	1,001,781
United States Steel Corp. (2)	15,924	599,061

		1,681,857

LEISURE TIME—0.25%
Brunswick Corp.	13,118	600,280
Harley-Davidson Inc.	40,620	2,414,453
Polaris Industries Inc. (2)	6,062	338,381
Sabre Holdings Corp.	18,900	463,617

		3,816,731

LODGING—0.45%
Caesars Entertainment Inc. (1)	42,123	703,454

Choice Hotels International Inc.	2,577	148,409
Harrah’s Entertainment Inc.	15,408	816,316
Hilton Hotels Corp. (2)	52,642	991,775
Mandalay Resort Group	9,327	640,299
Marriott International Inc. Class A (2)	26,477	1,375,745
MGM Mirage (1) (2)	8,136	403,952
Starwood Hotels & Resorts Worldwide Inc.	28,456	1,320,928
Station Casinos Inc. (2)	5,624	275,801
Wynn Resorts Ltd. (1) (2)	4,391	226,971

		6,903,650

MACHINERY—0.57%
AGCO Corp. (1) (2)	11,947	270,241
Briggs & Stratton Corp.	3,342	271,370
Caterpillar Inc.	47,069	3,786,701
Cummins Inc. (2)	5,315	392,725
Deere & Co.	34,266	2,211,870
Graco Inc. (2)	9,645	323,108
Rockwell Automation Inc.	25,686	994,048
Zebra Technologies Corp. Class A (1)	7,840	478,318

		8,728,381

MANUFACTURING—4.95%
Brink’s Co. (The)	7,388	222,896
Carlisle Companies Inc.	4,299	274,835
Crane Co.	7,267	210,162
Danaher Corp.	32,778	1,680,856
Donaldson Co. Inc. (2)	10,830	307,464
Dover Corp.	28,250	1,098,078
Eastman Kodak Co.	39,418	1,270,048
Eaton Corp.	20,698	1,312,460
General Electric Co.	1,453,770	48,817,597
Harsco Corp.	5,835	261,992
Honeywell International Inc.	118,299	4,242,202
Illinois Tool Works Inc. (2)	36,475	3,398,376
ITT Industries Inc.	12,883	1,030,511
Pall Corp.	17,426	426,588
Pentair Inc. (2)	13,700	478,267
Roper Industries Inc. (2)	5,107	293,448
SPX Corp. (2)	10,726	379,700
Teleflex Inc. (2)	4,969	211,183
Textron Inc.	16,302	1,047,730
3M Co.	107,710	8,613,569

		75,577,962

MEDIA—3.75%
Belo (A.H.) Corp. (2)	13,287	299,489
Cablevision Systems Corp. (1) (2)	23,895	484,591
Citadel Broadcasting Corp. (1)	6,564	84,150
Clear Channel Communications Inc.	73,048	2,276,906
Comcast Corp. Class A (1)	294,919	8,328,513
Cox Communications Inc. Class A (1)	31,650	1,048,565
Cox Radio Inc. Class A (1) (2)	4,723	70,467
Dex Media Inc. (1)	6,581	139,320
DIRECTV Group Inc. (The) (1) (2)	88,179	1,551,069
Dow Jones & Co. Inc.	7,771	315,580
EchoStar Communications Corp. (1) (2)	31,123	968,548
Entercom Communications Corp. (1)	5,345	174,568
Fox Entertainment Group Inc. Class A (1)	25,922	719,076
Gannett Co. Inc.	37,510	3,141,838
Gemstar-TV Guide International Inc. (1) (2)	34,435	194,558
Hearst-Argyle Television Inc.	4,283	104,719
Knight Ridder Inc.	10,810	707,515
Lee Enterprises Inc. (2)	6,197	287,169
Liberty Media Corp. Class A	371,360	3,238,259
Liberty Media International Inc. Class A (1)	18,519	617,831
McClatchy Co. (The) Class A (2)	2,458	174,100
McGraw-Hill Companies Inc. (The)	26,364	2,100,947

Media General Inc. Class A (2)	3,063	171,375
Meredith Corp.	4,795	246,367
New York Times Co. Class A	20,244	791,540
Radio One Inc. Class D (1) (2)	11,392	162,108
Scripps (E.W.) Co. Class A	8,573	409,618
Sirius Satellite Radio Inc. (1) (2)	171,469	548,701
Time Warner Inc. (1)	604,073	9,749,738
Tribune Co.	34,354	1,413,667
UnitedGlobalCom Inc. Class A (1)	48,279	360,644
Univision Communications Inc. Class A (1)	31,893	1,008,138
Viacom Inc. Class B	210,919	7,078,442
Walt Disney Co. (The)	282,598	6,372,585
Washington Post Co. (The) Class B	744	684,480
Westwood One Inc. (1)	10,439	206,379
Wiley, (John) & Sons Inc. Class A	6,695	213,905
XM Satellite Radio Holdings Inc. Class A (1) (2)	22,152	687,155

		57,132,620

METAL FABRICATE & HARDWARE—0.06%
Precision Castparts Corp.	8,966	538,408
Timken Co. (The) (2)	8,804	216,754
Worthington Industries Inc.	8,862	189,204

		944,366

MINING—0.59%
Alcoa Inc.	119,694	4,020,521
Freeport-McMoRan Copper & Gold Inc.	21,255	860,828
Newmont Mining Corp.	55,558	2,529,556
Owens-Illinois Inc. (1)	15,034	240,544
Phelps Dodge Corp.	12,839	1,181,573
Southern Peru Copper Corp. (2)	2,026	104,663

		8,937,685

OFFICE & BUSINESS EQUIPMENT—0.21%
IKON Office Solutions Inc. (2)	16,465	197,909
Pitney Bowes Inc.	31,792	1,402,027
Xerox Corp. (1) (2)	110,539	1,556,389

		3,156,325

OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	10,235	252,293
HNI Corp. (2)	7,961	315,096
Steelcase Inc. Class A (2)	6,005	84,070

		651,459

OIL & GAS—6.26%
Amerada Hess Corp.	10,628	945,892
Anadarko Petroleum Corp.	34,665	2,300,369
Apache Corp.	44,761	2,242,974
Burlington Resources Inc. (2)	54,599	2,227,639
Chesapeake Energy Corp. (2)	36,990	585,552
ChevronTexaco Corp.	294,757	15,810,765
ConocoPhillips	94,448	7,825,017
Devon Energy Corp.	33,005	2,343,685
Diamond Offshore Drilling Inc. (2)	8,228	271,442
ENSCO International Inc. (2)	21,092	689,076
EOG Resources Inc.	16,121	1,061,568
Exxon Mobil Corp.	900,831	43,537,162
Kerr-McGee Corp.	18,277	1,046,358
Marathon Oil Corp.	47,531	1,962,080
Murphy Oil Corp.	11,224	973,906
Newfield Exploration Co. (1)	8,615	527,583
Noble Energy Inc.	8,181	476,461
Occidental Petroleum Corp.	53,862	3,012,502
Patina Oil & Gas Corp.	9,282	274,469
Patterson-UTI Energy Inc.	22,592	430,829
Pioneer Natural Resources Co. (2)	19,899	686,115
Pogo Producing Co.	8,656	410,727

Premcor Inc. (1)	5,621	216,409
Pride International Inc. (1) (2)	15,441	305,577
Rowan Companies Inc. (1)	14,426	380,846
Sunoco Inc.	10,380	767,912
Unocal Corp.	36,308	1,561,244
Valero Energy Corp.	17,708	1,420,359
XTO Energy Inc.	35,368	1,148,753

		95,443,271

OIL & GAS SERVICES—0.53%
Baker Hughes Inc.	45,839	2,004,081
Bank of America N.A. (1)	13,042	349,786
BJ Services Co.	22,101	1,158,313
Cooper Cameron Corp. (1) (2)	7,326	401,758
FMC Technologies Inc. (1)	9,132	305,009
Grant Prideco Inc. (1)	16,639	340,933
Halliburton Co.	60,569	2,040,570
National-Oilwell Inc. (1)	11,588	380,782
Smith International Inc. (1) (2)	14,324	869,897
Tidewater Inc. (2)	8,448	274,982

		8,126,111

PACKAGING & CONTAINERS—0.21%
Ball Corp.	15,449	578,256
Bemis Co. Inc. (2)	14,845	394,580
Packaging Corp. of America	8,371	204,838
Pactiv Corp. (1)	21,013	488,552
Sealed Air Corp. (1) (2)	11,843	548,923
Smurfit-Stone Container Corp. (2)	34,849	675,025
Sonoco Products Co.	13,072	345,624

		3,235,798

PHARMACEUTICALS—6.36%
Abbott Laboratories	214,792	9,098,589
Accredo Health Inc. (1) (2)	6,326	149,104
Allergan Inc.	18,224	1,322,151
American Pharmaceutical Partners Inc. (1) (2)	2,667	73,529
AmerisourceBergen Corp.	15,608	838,306
Amylin Pharmaceuticals Inc. (1) (2)	13,010	266,965
Andrx Corp. (1)	10,254	229,279
Barr Pharmaceuticals Inc. (1)	12,200	505,446
Bristol-Myers Squibb Co.	267,748	6,337,595
Cardinal Health Inc.	59,514	2,604,928
Caremark Rx Inc. (1)	63,808	2,046,323
Cephalon Inc. (1) (2)	7,475	358,053
Endo Pharmaceuticals Holdings Inc. (1)	5,885	108,049
Eon Labs Inc. (1)	3,593	77,968
Express Scripts Inc. (1)	8,950	584,793
Eyetech Pharmaceuticals Inc. (1) (2)	655	22,263
Forest Laboratories Inc. (1)	50,638	2,277,697
Gilead Sciences Inc. (1)	58,988	2,204,971
Hospira Inc. (1)	21,721	664,663
ImClone Systems Inc. (1)	9,220	487,277
IVAX Corp. (1) (2)	25,875	495,506
Kinetic Concepts Inc. (1) (2)	3,440	180,772
King Pharmaceuticals Inc. (1)	33,965	405,542
Lilly (Eli) & Co.	134,239	8,061,052
Medco Health Solutions Inc. (1)	37,276	1,151,828
Medicis Pharmaceutical Corp. Class A (2)	7,414	289,443
Merck & Co. Inc.	306,045	10,099,485
MGI Pharma Inc. (1)	9,267	247,336
Mylan Laboratories Inc. (2)	36,835	663,030
NBTY Inc. (1)	7,057	152,149
Neurocrine Biosciences Inc. (1)	5,045	237,922
Omnicare Inc.	13,993	396,841
OSI Pharmaceuticals Inc. (1) (2)	5,998	368,637
Pfizer Inc.	1,051,018	32,161,151
Schering-Plough Corp. (2)	202,643	3,862,376

Sepracor Inc. (1) (2)	11,847	577,897
VCA Antech Inc. (1) (2)	8,467	174,674
Watson Pharmaceuticals Inc. (1)	15,190	447,497
Wyeth	183,631	6,867,799

		97,098,886

PIPELINES—0.28%
Dynegy Inc. Class A (1) (2)	38,900	194,111
El Paso Corp. (2)	89,629	823,691
Equitable Resources Inc. (2)	8,743	474,832
Kinder Morgan Inc.	13,322	836,888
National Fuel Gas Co. (2)	10,037	284,348
Questar Corp.	11,746	538,202
Western Gas Resources Inc.	7,203	205,934
Williams Companies Inc.	72,344	875,362

		4,233,368

REAL ESTATE—0.04%
Forest City Enterprises Inc. Class A (2)	4,205	231,696
St. Joe Co. (The)	7,658	365,823

		597,519

REAL ESTATE INVESTMENT TRUSTS—1.60%
AMB Property Corp.	11,465	424,434
Annaly Mortgage Management Inc. (2)	16,219	277,831
Apartment Investment & Management Co. Class A 13,121	456,348
Archstone-Smith Trust	27,296	863,645
Arden Realty Group Inc.	9,078	295,761
AvalonBay Communities Inc.	9,802	590,276
Boston Properties Inc.	11,301	625,962
BRE Properties Inc. Class A (2)	6,986	267,913
Camden Property Trust	5,526	255,301
Catellus Development Corp.	14,525	385,058
CBL & Associates Properties Inc.	2,806	171,026
CenterPoint Properties Trust (2)	6,463	281,658
Chelsea Property Group Inc.	5,252	352,409
Crescent Real Estate Equities Co.	11,168	175,784
Developers Diversified Realty Corp.	13,923	545,085
Duke Realty Corp. (2)	19,389	643,715
Equity Office Properties Trust	55,523	1,513,002
Equity Residential	38,331	1,188,261
Federal Realty Investment Trust (2)	6,903	303,732
General Growth Properties Inc.	30,333	940,323
Health Care Property Investors Inc.	18,424	479,024
Health Care REIT Inc. (2)	6,961	245,027
Hospitality Properties Trust (2)	9,169	389,591
Host Marriott Corp. (1)	47,867	671,574
HRPT Properties Trust (2)	24,669	271,112
iStar Financial Inc.	15,004	618,615
Kimco Realty Corp.	13,519	693,525
Liberty Property Trust	11,792	469,793
Macerich Co. (The)	8,225	438,310
Mack-Cali Realty Corp.	8,279	366,760
Mills Corp.	7,311	379,222
New Plan Excel Realty Trust Inc. (2)	13,693	342,325
Pan Pacific Retail Properties Inc.	5,520	298,632
Plum Creek Timber Co. Inc.	25,182	882,125
ProLogis	24,894	877,265
Public Storage Inc.	11,307	560,262
Rayonier Inc.	6,867	310,663
Reckson Associates Realty Corp.	9,260	266,225
Regency Centers Corp.	8,402	390,609
Rouse Co. (The)	14,118	944,212
Shurgard Storage Centers Inc. Class A (2)	6,147	238,504
Simon Property Group Inc.	21,474	1,151,651
SL Green Realty Corp. (2)	5,240	271,484
Thornburg Mortgage Inc. (2)	11,154	323,578
Trizec Properties Inc. (2)	11,465	183,096

United Dominion Realty Trust Inc. (2)	17,818	353,331
Ventas Inc.	11,406	295,644
Vornado Realty Trust	13,159	824,806
Weingarten Realty Investors	10,762	355,254

		24,449,743

RETAIL—6.29%
Abercrombie & Fitch Co. Class A	12,851	404,807
Advance Auto Parts Inc. (1) (2)	9,921	341,282
American Eagle Outfitters Inc.	7,425	273,611
AnnTaylor Stores Corp. (1)	8,948	209,383
Applebee’s International Inc.	11,752	297,091
AutoNation Inc. (1)	24,534	419,041
AutoZone Inc. (1) (2)	8,040	621,090
Barnes & Noble Inc. (1)	7,378	272,986
Bed Bath & Beyond Inc. (1)	41,563	1,542,403
Best Buy Co. Inc.	36,440	1,976,506
Big Lots Inc. (1) (2)	16,736	204,681
BJ’s Wholesale Club Inc. (1)	9,677	264,569
Blockbuster Inc. (2)	5,025	38,140
Borders Group Inc. (2)	10,607	263,054
Brinker International Inc. (1)	12,285	382,678
Cabela’s Inc. Class A (1)	689	16,433
CarMax Inc. (1) (2)	14,709	316,979
Cheesecake Factory (The) (1) (2)	6,911	299,937
Chico’s FAS Inc. (1) (2)	12,164	416,009
Circuit City Stores Inc.	26,886	412,431
Claire’s Stores Inc.	11,957	299,403
Copart Inc. (1)	8,573	162,287
Costco Wholesale Corp.	63,178	2,625,678
CVS Corp.	54,678	2,303,584
Darden Restaurants Inc.	22,081	514,929
Dillard’s Inc. Class A	7,688	151,761
Dollar General Corp.	40,187	809,768
Dollar Tree Stores Inc. (1) (2)	15,959	430,095
Family Dollar Stores Inc.	20,770	562,867
Federated Department Stores Inc.	24,843	1,128,617
Foot Locker Inc.	20,795	492,842
Gap Inc. (The)	86,191	1,611,772
Home Depot Inc.	308,763	12,103,510
Kmart Holding Corp. (1) (2)	6,463	565,319
Kohl’s Corp. (1)	41,290	1,989,765
Limited Brands Inc.	57,224	1,275,523
Lowe’s Companies Inc.	108,258	5,883,822
May Department Stores Co. (The)	40,233	1,031,172
McDonald’s Corp.	173,405	4,860,542
Michaels Stores Inc.	9,392	556,100
MSC Industrial Direct Co. Inc. Class A	4,520	154,042
Neiman-Marcus Group Inc. Class A (2)	5,956	342,470
Nordstrom Inc.	14,988	573,141
Office Depot Inc. (1)	43,516	654,045
O’Reilly Automotive Inc. (1) (2)	6,417	245,707
Outback Steakhouse Inc. (2)	8,861	367,997
Pacific Sunwear of California Inc. (1)	10,650	224,183
Penney (J.C.) Co. Inc. (Holding Co.) (2)	33,508	1,182,162
PETCO Animal Supplies Inc. (1)	5,713	186,587
PETsMART Inc. (2)	20,042	568,992
Pier 1 Imports Inc. (2)	11,985	216,689
RadioShack Corp.	22,084	632,486
Regis Corp.	6,192	249,042
Rite Aid Corp. (1)	61,759	217,392
Ross Stores Inc. (2)	20,629	483,544
Ruby Tuesday Inc. (2)	8,812	245,590
Saks Inc.	17,930	216,057
Sears, Roebuck and Co.	29,260	1,166,011
7-Eleven Inc. (1)	3,552	70,969
Staples Inc.	68,448	2,041,119
Starbucks Corp. (1)	54,782	2,490,390

Talbots Inc. (The)	3,076	76,254
Target Corp.	125,725	5,689,056
Tiffany & Co.	19,887	611,326
TJX Companies Inc.	68,333	1,506,059
Toys R Us Inc. (1) (2)	29,342	520,527
Urban Outfitters Inc. (1) (2)	6,325	217,580
Walgreen Co.	141,077	5,054,789
Wal-Mart Stores Inc.	353,237	18,792,208
Wendy’s International Inc.	16,032	538,675
Williams-Sonoma Inc. (1) (2)	12,903	484,508
Yum! Brands Inc.	39,816	1,618,919

		95,970,983

SAVINGS & LOANS—0.73%
Astoria Financial Corp. (2)	10,659	378,288
Capitol Federal Financial (2)	2,838	91,327
Golden West Financial Corp.	17,162	1,904,124
GreenPoint Financial Corp.	15,192	702,782
Hudson City Bancorp Inc.	9,504	339,673
Independence Community Bank Corp.	11,476	448,138
New York Community Bancorp Inc. (2)	36,358	746,793
People’s Bank	5,263	188,047
Sovereign Bancorp Inc. (2)	47,240	1,030,777
Washington Federal Inc.	10,768	270,815
Washington Mutual Inc.	119,916	4,686,317
Webster Financial Corp.	7,295	360,300

		11,147,381

SEMICONDUCTORS—2.97%
Advanced Micro Devices Inc. (1) (2)	49,044	637,572
Agere Systems Inc. Class B (1)	231,170	235,793
Altera Corp. (1)	51,470	1,007,268
Amkor Technology Inc. (1)	13,409	48,943
Analog Devices Inc.	51,730	2,006,089
Applied Materials Inc. (1)	232,756	3,838,146
Applied Micro Circuits Corp. (1)	43,151	135,063
Atmel Corp. (1)	57,640	208,657
Broadcom Corp. Class A (1)	33,934	926,059
Conexant Systems Inc. (1)	60,876	98,010
Cree Inc. (1) (2)	10,172	310,551
Cypress Semiconductor Corp. (1)	16,921	149,582
Fairchild Semiconductor International Inc. Class A (1)	15,596	220,995
Freescale Semiconductor Inc. Class A (1)	16,844	240,869
Integrated Circuit Systems Inc. (1)	9,496	204,164
Intel Corp.	890,848	17,870,411
International Rectifier Corp. (1)	8,952	307,054
Intersil Corp. Class A	20,775	330,946
KLA-Tencor Corp. (1)	27,189	1,127,800
Lam Research Corp. (1)	18,907	413,685
Linear Technology Corp.	42,568	1,542,664
LSI Logic Corp. (1)	51,451	221,754
Maxim Integrated Products Inc.	44,343	1,875,265
MEMC Electronic Materials Inc. (1)	9,145	77,550
Microchip Technology Inc.	28,821	773,556
Micron Technology Inc. (1)	80,087	963,447
National Semiconductor Corp. (1)	50,171	777,149
Novellus Systems Inc. (1) (2)	20,259	538,687
NVIDIA Corp. (1)	22,201	322,359
PMC-Sierra Inc. (1)	24,015	211,572
QLogic Corp. (1)	13,181	390,289
Rambus Inc. (1) (2)	12,179	191,089
Semtech Corp. (1) (2)	9,668	185,336
Silicon Laboratories Inc. (1) (2)	4,795	158,667
Teradyne Inc. (1)	26,147	350,370
Texas Instruments Inc.	238,364	5,072,386
Xilinx Inc.	47,761	1,289,547

		45,259,344

SOFTWARE—4.34%
Activision Inc. (1)	18,362	254,681
Acxiom Corp. (2)	9,878	234,504
Adobe Systems Inc.	32,981	1,631,570
Autodesk Inc.	16,371	796,122
Automatic Data Processing Inc.	81,288	3,358,820
Avid Technology Inc. (1) (2)	4,094	191,886
BEA Systems Inc. (1)	51,129	353,301
BMC Software Inc. (1)	30,881	488,229
Certegy Inc. (2)	8,817	328,081
Citrix Systems Inc. (1)	23,562	412,806
Computer Associates International Inc. (2)	64,137	1,686,803
Compuware Corp. (1)	53,069	273,305
Dun & Bradstreet Corp. (1)	9,761	572,971
Electronic Arts Inc. (1)	41,146	1,892,305
Fair Isaac Corp. (2)	9,526	278,159
First Data Corp.	120,135	5,225,873
Fiserv Inc. (1)	26,970	940,174
Global Payments Inc. (2)	3,897	208,684
IMS Health Inc.	32,284	772,233
Intuit Inc. (1)	24,250	1,100,950
Mercury Interactive Corp. (1)	12,440	433,907
Microsoft Corp.	1,263,820	34,944,623
NAVTEQ Corp. (1)	5,074	180,837
Novell Inc. (1) (2)	52,339	330,259
Oracle Corp. (1)	520,061	5,866,288
PeopleSoft Inc. (1)	44,380	880,943
Pixar Inc. (1) (2)	3,290	259,581
Red Hat Inc. (1) (2)	21,698	265,584
SEI Investments Co. (2)	8,894	299,550
Siebel Systems Inc. (1)	58,106	438,119
Sybase Inc. (1)	12,574	173,395
Total System Services Inc.	5,261	132,788
Veritas Software Corp. (1)	58,392	1,039,378

		66,246,709

TELECOMMUNICATIONS—6.40%
ADC Telecommunications Inc. (1) (2)	112,453	203,540
ADTRAN Inc. (2)	8,342	189,197
Advanced Fibre Communications Inc. (1)	12,077	192,024
Alltel Corp.	42,414	2,328,953
American Tower Corp. Class A (1) (2)	29,621	454,682
Andrew Corp. (1)	21,491	263,050
AT&T Corp.	109,228	1,564,145
AT&T Wireless Services Inc. (1)	310,183	4,584,505
Avaya Inc. (1)	54,016	752,983
BellSouth Corp.	252,604	6,850,620
CenturyTel Inc. (2)	19,177	656,620
CIENA Corp. (1) (2)	74,383	147,278
Cisco Systems Inc. (1)	931,268	16,855,951
Citizens Communications Co.	39,856	533,672
Comverse Technology Inc. (1)	27,079	509,898
Corning Inc. (1)	189,883	2,103,904
Crown Castle International Corp. (1) (2)	25,494	379,351
Foundry Networks Inc. (1)	15,307	145,263
Harris Corp.	9,309	511,436
IDT Corp. Class B (1) (2)	7,029	105,646
JDS Uniphase Corp. (1)	191,419	645,082
Juniper Networks Inc. (1)	72,915	1,720,794
Level 3 Communications Inc. (1) (2)	89,786	232,546
Lucent Technologies Inc. (1) (2)	589,798	1,869,660
Motorola Inc.	322,797	5,823,258
Nextel Communications Inc. Class A (1)	141,414	3,371,310
Nextel Partners Inc. Class A (1) (2)	16,083	266,656
NII Holdings Inc. Class B (1) (2)	7,740	318,965
NTL Inc. (1)	9,468	587,679
Plantronics Inc. (2)	6,608	285,730
Polycom Inc. (1)	13,868	274,864

QUALCOMM Inc.	223,154	8,711,932
Qwest Communications International Inc. (1)	205,279	683,579
SBC Communications Inc.	456,128	11,836,522
Scientific-Atlanta Inc.	21,238	550,489
SpectraSite Inc. (1) (2)	5,418	251,937
Sprint Corp. (FON Group)	196,370	3,952,928
Telephone & Data Systems Inc. (2)	6,791	571,598
Tellabs Inc. (1) (2)	58,049	533,470
3Com Corp. (1)	54,472	229,871
United States Cellular Corp. (1) (2)	2,146	92,600
UTStarcom Inc. (1) (2)	11,969	192,821
Verizon Communications Inc.	381,555	15,025,636
Western Wireless Corp. Class A (1)	10,763	276,717

		97,639,362

TEXTILES—0.09%
Cintas Corp.	17,295	727,082
Mohawk Industries Inc. (1)	7,231	574,069

		1,301,151

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	21,483	403,880
Marvel Enterprises Inc. (1) (2)	9,096	132,438
Mattel Inc. (2)	58,077	1,052,936

		1,589,254

TRANSPORTATION—1.23%
Burlington Northern Santa Fe Corp.	51,035	1,955,151
CH Robinson Worldwide Inc. (2)	11,694	542,485
CNF Inc.	6,968	285,618
CSX Corp.	29,930	993,676
Expeditors International Washington Inc. (2)	14,430	746,031
FedEx Corp.	41,122	3,523,744
Hunt (J.B.) Transport Services Inc.	7,754	287,984
Norfolk Southern Corp.	53,941	1,604,205
Ryder System Inc.	9,056	425,994
SIRVA Inc. (1)	2,204	50,472
Union Pacific Corp.	35,777	2,096,532
United Parcel Service Inc. Class B	78,692	5,974,297
Yellow Roadway Corp. (1)	6,653	311,959

		18,798,148

WATER—0.02%
Aqua America Inc. (2)	12,941	286,126

		286,126
TOTAL COMMON STOCKS (Cost: $1,478,310,373)		1,524,051,515

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.51%

COMMERCIAL PAPER—1.58%

Alpine Securitization Corp.
1.77%, 10/18/04 (4)	558,510	558,044
1.88%, 10/01/04 (4)	634,671	634,671
Amsterdam Funding Corp.
1.72%, 10/14/04 (4)	476,003	475,708
1.73%, 10/18/04 (4)	158,668	158,539
1.78%, 10/26/04 (4)	285,602	285,249
1.78%, 10/27/04 (4)	158,668	158,464
1.78%, 10/28/04 (4)	476,003	475,368

Barton Capital Corp.
1.77%, 10/15/04 (4)	380,803	380,540
1.78%, 10/18/04 (4)	634,671	634,139
1.78%, 10/19/04 (4)	476,003	475,580
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (4)	317,335	317,154
CRC Funding LLC
1.78%, 11/09/04 (4)	317,335	316,724
Delaware Funding Corp.
1.78%, 10/22/04 (4)	158,668	158,503
1.78%, 10/26/04 (4)	158,668	158,472
1.78%, 10/27/04 (4)	324,666	324,249
Edison Asset Securitization
1.45%, 11/09/04 (4)	634,671	633,674
1.59%, 12/02/04 (4)	634,671	632,933
Eureka Securitization Inc.
1.79%, 11/01/04 (4)	269,640	269,224
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (4)	476,003	475,708
1.78%, 10/22/04 (4)	158,668	158,503
1.78%, 10/26/04 (4)	253,868	253,555
Ford Credit Auto Receivables
1.85%, 01/14/05 (4)	317,335	315,623
GIRO Funding US Corp.
1.55%, 10/15/04 (4)	416,185	415,935
1.78%, 10/27/04 (4)	296,353	295,972
Grampian Funding LLC
1.26%, 10/22/04 (4)	634,671	634,206
1.44%, 10/27/04 (4)	634,671	634,011
1.59%, 11/30/04 (4)	317,335	316,495
1.78%, 10/18/04 (4)	634,671	634,137
Jupiter Securitization Corp.
1.72%, 10/15/04 (4)	793,339	792,809
1.78%, 10/27/04 (4)	317,335	316,928
Liberty Street Funding Corp.
1.79%, 10/20/04 (4)	476,562	476,111
Nationwide Building Society
1.63%, 12/09/04 (4)	526,777	525,131
Park Avenue Receivables Corp.
1.78%, 10/25/04 (4)	317,335	316,959
1.78%, 10/28/04 (4)	387,149	386,632
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (4)	1,269,342	1,268,553
1.77%, 10/06/04 (4)	634,671	634,515
1.78%, 10/15/04 (4)	317,335	317,116
1.78%, 10/19/04 (4)	158,668	158,527
1.80%, 10/28/04 (4)	477,355	476,711
Prudential Funding LLC
1.60%, 12/01/04 (4)	317,335	316,475
Ranger Funding Co. LLC
1.76%, 10/01/04 (4)	634,671	634,671
Scaldis Capital LLC
1.73%, 10/15/04 (4)	317,335	317,122
Sydney Capital Corp.
1.25%, 10/22/04 (4)	211,218	211,064
1.74%, 10/12/04 (4)	1,095,252	1,094,669
UBS Finance (Delaware)
1.11%, 12/17/04 (4)	952,006	949,746
1.88%, 10/01/04 (4)	3,490,690	3,490,690
WhistleJacket Capital LLC
1.26%, 10/20/04 (4)	157,208	157,103

		24,022,912

FLOATING RATE NOTES—1.67%
Bank of Nova Scotia
1.76%, 09/26/05 (4)	158,668	158,598
Beta Finance Inc.
1.63%, 05/04/05 (4) (5)	380,803	380,758

1.69%, 10/12/04 (4) (5)	317,335	317,335
1.80%, 03/15/05 (4) (5)	317,335	317,452
1.89%, 09/23/05 (4) (5)	571,204	570,980
1.89%, 09/27/05 (4) (5)	507,737	507,536
2.04%, 10/27/05 (4) (5)	602,937	603,647
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (4)	952,006	951,711
CC USA Inc.
1.61%, 07/29/05 (4) (5)	634,671	634,513
1.63%, 05/04/05 (4) (5)	634,671	634,596
Den Danske Bank NY
1.68%, 08/12/05 (4)	634,671	634,507
1.77%, 08/26/05 (4)	634,671	634,500
Depfa Bank PLC
1.86%, 09/15/05 (4)	634,671	634,671
Dorada Finance Inc.
1.61%, 07/29/05 (4) (5)	526,777	526,646
Five Finance Inc.
1.79%, 04/29/05 (4) (5)	507,737	507,708
HBOS Treasury Services PLC
1.96%, 04/22/05 (4)	634,671	634,671
K2 USA LLC
1.61%, 07/25/05 (4) (5)	317,335	317,284
1.70%, 06/10/05 (4) (5)	634,671	634,617
1.70%, 09/12/05 (4) (5)	634,671	634,551
1.79%, 10/20/05 (4) (5)	634,671	634,694
Links Finance LLC
1.68%, 04/25/05 (4)	634,671	634,905
1.71%, 04/15/05 (4) (5)	634,671	634,603
National City Bank (Ohio)
1.67%, 08/09/05 (4)	634,671	634,508
1.73%, 06/10/05 (4)	317,335	317,404
1.76%, 06/23/05 (4)	634,671	634,533
Nationwide Building Society
1.96%, 10/28/05 (4) (5)	1,078,941	1,079,091
Norddeutsche Landesbank
1.59%, 07/27/05 (4)	634,671	634,488
Northern Rock PLC
1.56%, 01/13/05 (4) (5)	602,937	602,937
Permanent Financing PLC
1.69%, 03/10/05 (4)	634,671	634,671
1.70%, 12/10/04 (4)	317,335	317,335
1.72%, 06/10/05 (4)	285,602	285,602
Sigma Finance Inc.
1.52%, 10/07/04 (4)	634,671	634,669
1.73%, 11/15/04 (4)	634,671	634,665
1.75%, 08/17/05 (4)	317,335	317,360
1.75%, 09/15/05 (4)	793,339	793,408
Tango Finance Corp.
1.66%, 04/07/05 (4) (5)	232,924	232,912
1.66%, 05/17/05 (4) (5)	526,777	526,760
1.70%, 02/25/05 (4) (5)	355,416	355,387
1.72%, 01/18/05 (4) (5)	279,255	279,247
1.81%, 07/25/05 (4) (5)	634,671	634,619
WhistleJacket Capital LLC
1.72%, 07/15/05 (4) (5)	476,003	475,927
1.72%, 09/15/05 (4)	476,003	475,912
1.84%, 06/15/05 (4) (5)	317,335	317,284
White Pine Finance LLC
1.55%, 07/11/05 (4)	158,668	158,654
1.63%, 07/05/05 (4)	317,335	317,283
1.68%, 05/20/05 (4)	285,602	285,584
1.71%, 04/15/05 (4) (5)	476,003	475,952
1.72%, 11/15/04 (4) (5)	380,803	380,803
1.73%, 06/15/05 (4) (5)	260,215	260,215
1.80%, 03/29/05 (4)	272,908	272,878
1.80%, 08/26/05 (4) (5)	317,335	317,278

		25,427,849

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (4) (5)	634,671	634,637
1.51%, 02/15/05 (4) (5)	412,536	412,777
Dorada Finance Inc.
1.48%, 01/18/05 (4) (5)	476,003	475,996
K2 USA LLC
1.46%, 01/12/05 (4) (5)	317,335	317,327
WhistleJacket Capital LLC
1.32%, 02/04/05 (4) (5)	158,668	158,657

		1,999,394

MONEY MARKET FUNDS—1.34%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	2,538,684	2,538,684
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4) (6)	10,166,841	10,166,841
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4) (6)	6,981,380	6,981,380
BlackRock Temp Cash Money Market Fund (4)	263,171	263,171
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	426,396	426,396

		20,376,472

REPURCHASE AGREEMENTS—0.79%
Banc of America Securities LLC
1.90%, 10/01/04 (4) (7)	1,904,013	1,904,013
Bank of America N.A.
1.90%, 10/01/04 (4) (7)	4,442,697	4,442,697
Goldman Sachs & Co.
1.90%, 10/01/04 (4) (7)	4,125,361	4,125,361
Lehman Brothers Inc.
1.90%, 10/01/04 (4) (7)	1,650,144	1,650,144

		12,122,215

TIME DEPOSITS—0.85%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (4)	634,671	634,671
1.33%, 02/10/05 (4)	317,330	317,313
1.39%, 02/02/05 (4)	317,335	317,319
1.39%, 04/08/05 (4)	444,270	444,235
1.40%, 10/25/04 (4)	634,671	634,665
Bank of New York
1.39%, 11/01/04 (4)	634,671	634,666
1.60%, 12/03/04 (4)	158,668	158,654
Bank of Nova Scotia
1.13%, 10/06/04 (4)	634,671	634,671
1.24%, 10/07/04 (4)	476,003	476,003
1.42%, 10/29/04 (4)	476,003	476,006
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (4)	476,003	476,002
1.38%, 11/22/04 (4)	158,668	158,669
1.40%, 10/29/04 (4)	634,671	634,670
HBOS Treasury Services PLC
1.24%, 04/01/05 (4)	406,189	406,169
National City Bank (Ohio)
1.25%, 01/06/05 (4)	634,671	634,679
Nordea Bank PLC
2.11%, 06/07/05 (4)	634,671	634,585
SunTrust Bank
1.88%, 10/01/04 (4)	2,538,684	2,538,684
Toronto-Dominion Bank
1.22%, 03/23/05 (4)	1,110,674	1,110,582
1.34%, 02/10/05 (4)	253,868	253,855
1.41%, 11/01/04 (4)	476,003	475,999
1.77%, 05/10/05 (4)	317,335	317,316
1.78%, 10/29/04 (4)	317,335	317,335
1.90%, 05/11/05 (4)	317,335	317,316

		13,004,064

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (4)	444,270	445,033
1.80%, 01/18/05 (4)	295,122	293,514
1.80%, 01/19/05 (4)	317,335	315,590
2.06%, 05/31/05 (4)	316,402	312,021
Federal National Mortgage Association
2.33%, 07/22/05 (4)	952,006	933,930

		2,300,088

TOTAL SHORT-TERM INVESTMENTS (Cost: $99,252,994)		99,252,994

TOTAL INVESTMENTS IN SECURITIES—106.41% (Cost: $1,577,563,367)		1,623,304,509
Other Assets, Less Liabilities—(6.41%)		(97,748,407)

NET ASSETS—100.00%		$1,525,556,102

NVS    Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.93%

ADVERTISING—0.40%
Getty Images Inc. (1) (2)	18,245	1,008,948
Harte-Hanks Inc. (2)	21,874	547,069
Interpublic Group of Companies Inc. (1)	120,468	1,275,756
Lamar Advertising Co. (1) (2)	28,043	1,166,869
Omnicom Group Inc.	68,358	4,994,235
West Corp. (1) (2)	6,585	191,821

		9,184,698

AEROSPACE & DEFENSE—1.24%
Alliant Techsystems Inc. (1)	10,431	631,075
Boeing Co. (The)	314,888	16,254,519
General Dynamics Corp.	13,447	1,372,939
L-3 Communications Holdings Inc. (2)	20,676	1,385,292
Rockwell Collins Inc.	75,755	2,813,541
United Defense Industries Inc. (1)	15,845	633,642
United Technologies Corp.	52,745	4,925,328

		28,016,336

AIRLINES—0.21%
AMR Corp. (1) (2)	31,992	234,501
JetBlue Airways Corp. (1) (2)	38,850	812,742
Southwest Airlines Co.	266,954	3,635,913

		4,683,156

APPAREL—0.44%
Coach Inc. (1)	80,386	3,409,974
Columbia Sportswear Co. (1) (2)	6,110	332,995
Nike Inc. Class B	69,844	5,503,707
Polo Ralph Lauren Corp.	2,749	99,981
Reebok International Ltd.	3,035	111,445
Timberland Co. Class A (1)	8,637	490,582

		9,948,684

AUTO MANUFACTURERS—0.06%
Navistar International Corp. (1)	14,115	524,937
Oshkosh Truck Corp. (2)	13,546	772,935

		1,297,872

AUTO PARTS & EQUIPMENT—0.06%
BorgWarner Inc.	5,634	243,896
Johnson Controls Inc.	19,959	1,133,871

		1,377,767

BANKS—1.24%
Bank of New York Co. Inc. (The)	44,207	1,289,518
Commerce Bancorp Inc. (2)	29,386	1,622,107
Fifth Third Bancorp	174,056	8,567,036
First Marblehead Corp. (The) (1)	7,590	352,176
Fremont General Corp. (2)	19,757	457,375
Genworth Financial Inc. Class A	8,722	203,223
Investors Financial Services Corp. (2)	28,233	1,274,155
Mellon Financial Corp.	55,472	1,536,020
NewAlliance Bancshares Inc.	37,857	543,248
North Fork Bancorp Inc. (2)	24,196	1,075,512
Northern Trust Corp.	24,834	1,013,227
State Street Corp.	69,813	2,981,713
Synovus Financial Corp.	90,140	2,357,161
TCF Financial Corp. (2)	53,194	1,611,246
U.S. Bancorp	71,138	2,055,888
UCBH Holdings Inc. (2)	19,102	746,315
Valley National Bancorp (2)	2,624	67,017
W Holding Co. Inc. (2)	18,068	343,292

		28,096,229

BEVERAGES—3.69%
Anheuser-Busch Companies Inc.	312,018	15,585,299
Brown-Forman Corp. Class B	12,587	576,485
Coca-Cola Co. (The)	803,384	32,175,529
Pepsi Bottling Group Inc.	58,922	1,599,732
PepsiCo Inc.	689,489	33,543,640

		83,480,685

BIOTECHNOLOGY—2.97%
Affymetrix Inc. (1) (2)	25,697	789,155
Amgen Inc. (1)	552,636	31,323,408
Biogen Idec Inc. (1)	137,589	8,416,319
Celgene Corp. (1) (2)	34,929	2,033,916
Charles River Laboratories International Inc. (1) (2)	19,818	907,664
Chiron Corp. (1)	46,793	2,068,251
Genentech Inc. (1)	189,275	9,921,795
Genzyme Corp. (1) (2)	96,485	5,249,749
ICOS Corp. (1) (2)	10,721	258,805
Invitrogen Corp. (1)	10,838	595,982
Martek Biosciences Corp. (1) (2)	10,962	533,192
MedImmune Inc. (1)	106,286	2,518,978
Millennium Pharmaceuticals Inc. (1) (2)	69,319	950,363
Millipore Corp. (1)	20,979	1,003,845
Nektar Therapeutics (1) (2)	35,264	510,623
Protein Design Labs Inc. (1)	7,277	142,484

		67,224,529

BUILDING MATERIALS—0.14%
American Standard Companies Inc. (1)	79,140	3,079,337
Florida Rock Industries Inc.	3,417	167,399

		3,246,736

CHEMICALS—0.31%
Dow Chemical Co. (The)	25,692	1,160,765
Ecolab Inc.	78,789	2,477,126
International Flavors & Fragrances Inc.	29,921	1,142,982
Praxair Inc.	40,024	1,710,626
Sherwin-Williams Co. (The)	4,475	196,721
Sigma-Aldrich Corp.	6,928	401,824

		7,090,044

COAL—0.05%
Arch Coal Inc. (2)	8,732	309,899
CONSOL Energy Inc.	23,879	833,138

		1,143,037

COMMERCIAL SERVICES—1.66%
Alliance Data Systems Corp. (1) (2)	18,976	769,667
Apollo Group Inc. Class A (1)	65,278	4,789,447
ARAMARK Corp. Class B	43,172	1,042,172
BearingPoint Inc. (1) (2)	10,157	90,804
Block (H & R) Inc. (2)	70,170	3,467,801
Career Education Corp. (1)	43,171	1,227,352
Cendant Corp.	101,409	2,190,434
ChoicePoint Inc. (1) (2)	37,729	1,609,142
Corinthian Colleges Inc. (1) (2)	37,859	510,339
Corporate Executive Board Co. (The) (2)	16,729	1,024,484
DeVry Inc. (1) (2)	25,502	528,146
Education Management Corp. (1)	31,065	827,572
Equifax Inc. (2)	39,443	1,039,717
Hewitt Associates Inc. Class A (1) (2)	16,390	433,679
Iron Mountain Inc. (1) (2)	46,693	1,580,558
ITT Educational Services Inc. (1) (2)	19,269	694,647
Laureate Education Inc. (1) (2)	12,076	449,469
Manpower Inc.	18,370	817,281
McKesson Corp.	56,321	1,444,634
MoneyGram International Inc.	16,861	287,986
Moody’s Corp.	53,570	3,924,002
Paychex Inc.	141,168	4,256,215
Pharmaceutical Product Development Inc. (1) (2)	20,321	731,556
Rent-A-Center Inc. (1)	19,911	514,898
Robert Half International Inc. (2)	63,428	1,634,540
ServiceMaster Co. (The)	72,169	928,093
Viad Corp.	4,182	99,239
Weight Watchers International Inc. (1) (2)	17,499	679,311

		37,593,185

COMPUTERS—5.12%
Affiliated Computer Services Inc. Class A (1) (2)	36,411	2,027,000
Apple Computer Inc. (1)	81,702	3,165,952
Cadence Design Systems Inc. (1) (2)	65,086	848,721
Ceridian Corp. (1) (2)	40,407	743,893
Cognizant Technology Solutions Corp. (1)	55,214	1,684,579
Dell Inc. (1)	1,079,835	38,442,126
DST Systems Inc. (1) (2)	31,882	1,417,793
EMC Corp. (1)	824,146	9,510,645
Henry (Jack) & Associates Inc.	29,155	547,239
International Business Machines Corp.	478,051	40,988,093
Lexmark International Inc. (1)	55,331	4,648,357
Maxtor Corp. (1)	42,983	223,512
National Instruments Corp.	22,749	688,612
NCR Corp. (1)	31,973	1,585,541
Network Appliance Inc. (1)	132,358	3,044,234
Reynolds & Reynolds Co. (The) Class A (2)	24,686	609,004
SanDisk Corp. (1) (2)	57,670	1,679,350
Storage Technology Corp. (1)	10,046	253,762
SunGard Data Systems Inc. (1)	108,431	2,577,405
Synopsys Inc. (1)	66,032	1,045,287
Unisys Corp. (1)	7,033	72,581
Western Digital Corp. (1)	24,320	213,773

		116,017,459

COSMETICS & PERSONAL CARE—4.28%
Alberto-Culver Co.	25,710	1,117,871
Avon Products Inc.	201,362	8,795,492
Colgate-Palmolive Co.	188,916	8,535,225
Estee Lauder Companies Inc. Class A	46,141	1,928,694
Gillette Co. (The)	396,177	16,536,428
Kimberly-Clark Corp.	89,698	5,793,594
Procter & Gamble Co.	1,000,022	54,121,191

		96,828,495

DISTRIBUTION & WHOLESALE—0.16%
CDW Corp. (2)	27,396	1,589,790
Fastenal Co. (2)	26,074	1,501,862
Grainger (W.W.) Inc.	2,681	154,560
Hughes Supply Inc.	11,409	343,069
Ingram Micro Inc. Class A (1)	6,628	106,711

		3,695,992

DIVERSIFIED FINANCIAL SERVICES—4.40%
American Express Co.	481,223	24,763,736
Ameritrade Holding Corp. (1)	101,038	1,213,466
BlackRock Inc. (2)	7,783	571,973
Capital One Financial Corp.	73,533	5,434,089
CapitalSource Inc. (1) (2)	27,155	606,643
Chicago Mercantile Exchange Holdings Inc. (2)	14,076	2,270,459
Doral Financial Corp.	36,578	1,516,890

E*TRADE Financial Corp. (1)	88,674	1,012,657
Eaton Vance Corp. (2)	28,942	1,168,967
Federal Home Loan Mortgage Corp.	23,227	1,515,329
Federal National Mortgage Association	413,317	26,204,298
Federated Investors Inc. Class B (2)	31,350	891,594
Franklin Resources Inc.	7,912	441,173
Friedman, Billings, Ramsey Group Inc. Class A (2)	32,868	627,779
Goldman Sachs Group Inc. (The)	8,893	829,183
IndyMac Bancorp Inc.	12,641	457,604
Instinet Group Inc. (1)	2,218	11,157
Legg Mason Inc. (2)	42,438	2,260,672
MBNA Corp.	355,295	8,953,434
Morgan Stanley	59,702	2,943,309
Nuveen Investments Inc. Class A (2)	5,929	175,498
Providian Financial Corp. (1)	34,757	540,124
Schwab (Charles) Corp. (The)	375,450	3,450,385
SLM Corp.	187,311	8,354,071
T. Rowe Price Group Inc.	46,391	2,363,158
Waddell & Reed Financial Inc. Class A (2)	34,948	768,856
Westcorp Inc.	3,562	151,456
WFS Financial Inc.	1,325	61,679

		99,559,639

ELECTRIC—0.13%
AES Corp. (The) (1)	272,125	2,718,529
Allegheny Energy Inc. (1) (2)	9,686	154,589

		2,873,118

ELECTRICAL COMPONENTS & EQUIPMENT—0.25%
American Power Conversion Corp.	39,794	692,018
AMETEK Inc.	20,144	610,766
Emerson Electric Co.	36,772	2,275,819
Energizer Holdings Inc. (1) (2)	15,046	693,621
Molex Inc.	48,167	1,436,340

		5,708,564

ELECTRONICS—0.93%
Agilent Technologies Inc. (1)	187,489	4,044,138
Amphenol Corp. Class A (1)	28,833	987,819
AVX Corp. (2)	7,718	91,458
Fisher Scientific International Inc. (1)	46,625	2,719,636
FLIR Systems Inc. (1) (2)	14,393	841,990
Gentex Corp. (2)	32,996	1,159,149
Jabil Circuit Inc. (1)	69,420	1,596,660
Mettler Toledo International Inc. (1) (2)	10,799	509,929
PerkinElmer Inc.	27,873	479,973
Sanmina-SCI Corp. (1)	112,155	790,693
Solectron Corp. (1)	398,727	1,973,699
Symbol Technologies Inc.	99,893	1,262,648
Tektronix Inc.	30,953	1,029,187
Thermo Electron Corp. (1)	39,726	1,073,397
Vishay Intertechnology Inc. (1)	11,602	149,666
Waters Corp. (1) (2)	51,078	2,252,540

		20,962,582

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp. (2)	13,756	612,417
Jacobs Engineering Group Inc. (1)	18,961	726,017

		1,338,434

ENTERTAINMENT—0.33%
GTECH Holdings Corp.	50,430	1,276,888
International Game Technology Inc.	148,618	5,342,817
International Speedway Corp. Class A (2)	12,813	639,369
Metro-Goldwyn-Mayer Inc.	7,011	81,117
Regal Entertainment Group Class A (2)	2,412	46,069

		7,386,260

ENVIRONMENTAL CONTROL—0.29%
Allied Waste Industries Inc. (1)	50,286	445,031
Stericycle Inc. (1) (2)	18,348	842,173
Waste Management Inc.	195,344	5,340,705

		6,627,909

FOOD—1.28%
Campbell Soup Co.	48,805	1,283,083
Heinz (H.J.) Co.	77,015	2,774,080
Hershey Foods Corp. (2)	57,681	2,694,279
Kellogg Co.	59,815	2,551,708
McCormick & Co. Inc. NVS	44,197	1,517,725
Sara Lee Corp.	164,183	3,753,223
Sysco Corp.	272,864	8,164,091
Whole Foods Market Inc. (2)	26,341	2,259,794
Wrigley (William Jr.) Co.	63,027	3,990,239

		28,988,222

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	29,618	2,293,618

		2,293,618

HEALTH CARE-PRODUCTS—7.77%
Bard (C.R.) Inc.	44,627	2,527,227
Bausch & Lomb Inc. (2)	14,105	937,277
Baxter International Inc.	237,216	7,628,867
Beckman Coulter Inc. (2)	26,310	1,476,517
Becton, Dickinson & Co.	107,888	5,577,810
Biomet Inc.	108,746	5,098,012
Boston Scientific Corp. (1)	282,261	11,214,230
Cooper Companies Inc. (2)	13,763	943,454
Cytyc Corp. (1)	46,994	1,134,905
Dade Behring Holdings Inc. (1) (2)	15,641	871,485
DENTSPLY International Inc. (2)	34,288	1,780,919
Edwards Lifesciences Corp. (1) (2)	25,493	854,015

Gen-Probe Inc. (1)	20,891	832,924
Guidant Corp.	133,850	8,839,454
Henry Schein Inc. (1) (2)	16,826	1,048,428
Hillenbrand Industries Inc. (2)	5,380	271,851
IDEXX Laboratories Inc. (1) (2)	14,773	749,582
INAMED Corp. (1)	15,048	717,338
Johnson & Johnson	1,266,337	71,332,763
Medtronic Inc.	516,994	26,831,989
Patterson Companies Inc. (1) (2)	26,231	2,008,245
ResMed Inc. (1) (2)	14,307	681,156
Respironics Inc. (1)	14,766	789,095
St. Jude Medical Inc. (1)	75,228	5,662,412
Stryker Corp.	121,895	5,860,712
Varian Medical Systems Inc. (1)	58,285	2,014,912
Zimmer Holdings Inc. (1)	104,130	8,230,435

		175,916,014

HEALTH CARE-SERVICES—2.24%
Aetna Inc.	20,062	2,004,796
Anthem Inc. (1)	22,895	1,997,589
Community Health Systems Inc. (1)	10,927	291,532
Covance Inc. (1)	26,707	1,067,479
Coventry Health Care Inc. (1)	37,826	2,018,774
DaVita Inc. (1) (2)	42,220	1,315,153
HCA Inc. (2)	78,393	2,990,693
Health Management Associates Inc. Class A (2)	92,151	1,882,645
Laboratory Corp. of America Holdings (1) (2)	57,198	2,500,697
Lincare Holdings Inc. (1) (2)	42,296	1,256,614
Manor Care Inc.	30,395	910,634
PacifiCare Health Systems Inc. (1) (2)	8,157	299,362
Quest Diagnostics Inc.	34,821	3,071,909
Renal Care Group Inc. (1) (2)	28,294	911,916
Triad Hospitals Inc. (1) (2)	11,816	406,943
UnitedHealth Group Inc.	284,980	21,014,425
Universal Health Services Inc. Class B	10,996	478,326
WellChoice Inc. (1)	3,533	131,887
WellPoint Health Networks Inc. (1)	59,156	6,216,704

		50,768,078

HOME BUILDERS—0.36%
Centex Corp.	25,299	1,276,588
D.R. Horton Inc. (2)	54,278	1,797,145
Hovnanian Enterprises Inc. Class A (1)	10,742	430,754
KB Home	700	59,143
Lennar Corp. Class A (2)	23,625	1,124,550
M.D.C. Holdings Inc.	5,597	409,141
NVR Inc. (1) (2)	2,296	1,265,096
Pulte Homes Inc.	18,666	1,145,532
Ryland Group Inc.	1,638	151,777
Standard-Pacific Corp.	683	38,501
Toll Brothers Inc. (1) (2)	8,969	415,534

		8,113,761

HOME FURNISHINGS—0.17%
Harman International Industries Inc.	25,101	2,704,633
Leggett & Platt Inc.	30,789	865,171
Maytag Corp. (2)	18,707	343,648

		3,913,452

HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp.	47,169	3,102,777
Church & Dwight Co. Inc. (2)	26,399	740,756
Clorox Co.	45,236	2,411,079
Fortune Brands Inc.	58,535	4,336,858
Fossil Inc. (1) (2)	16,627	514,439
Scotts Co. (The) Class A (1) (2)	1,886	120,987

		11,226,896

HOUSEWARES—0.01%
Newell Rubbermaid Inc.	8,839	177,134

		177,134

INSURANCE—3.11%
AFLAC Inc.	195,756	7,675,593
Ambac Financial Group Inc.	10,981	877,931
American International Group Inc.	654,732	44,515,229
Berkley (W.R.) Corp.	1,991	83,941
Brown & Brown Inc. (2)	23,018	1,051,923
Gallagher (Arthur J.) & Co. (2)	36,719	1,216,500
HCC Insurance Holdings Inc. (2)	7,146	215,452
Markel Corp. (1) (2)	1,633	503,617
Marsh & McLennan Companies Inc.	223,325	10,219,352
Progressive Corp. (The)	14,657	1,242,181
Prudential Financial Inc.	37,843	1,780,135
Radian Group Inc.	13,879	641,626
Transatlantic Holdings Inc. (2)	1,236	67,177
Unitrin Inc.	8,568	356,172

		70,446,829

INTERNET—2.65%
Akamai Technologies Inc. (1) (2)	45,156	634,442
Amazon.com Inc. (1) (2)	126,450	5,166,747
Ask Jeeves Inc. (1) (2)	24,316	795,376
Avocent Corp. (1)	17,921	466,484
CheckFree Corp. (1) (2)	22,270	616,211
eBay Inc. (1)	221,662	20,379,604
Google Inc. Class A (1)	7,493	971,093
IAC/InterActiveCorp (1) (2)	69,323	1,526,492
Macromedia Inc. (1) (2)	29,183	585,995
McAfee Inc. (1)	55,493	1,115,409
Monster Worldwide Inc. (1) (2)	42,897	1,056,982
NetFlix Inc. (1) (2)	14,714	226,890
Symantec Corp. (1)	132,977	7,297,778

TIBCO Software Inc. (1)	72,846	619,919
VeriSign Inc. (1)	73,147	1,454,162
WebMD Corp. (1) (2)	80,661	561,401
Yahoo! Inc. (1)	488,589	16,568,053

		60,043,038

INVESTMENT COMPANIES—0.02%
American Capital Strategies Ltd.	11,850	371,379

		371,379

IRON & STEEL—0.07%
International Steel Group Inc. (1)	322	10,851
Nucor Corp.	16,678	1,523,869

		1,534,720

LEISURE TIME—0.42%
Brunswick Corp.	23,290	1,065,750
Harley-Davidson Inc.	126,074	7,493,839
Polaris Industries Inc. (2)	18,426	1,028,539

		9,588,128

LODGING—0.60%
Choice Hotels International Inc.	7,781	448,108
Harrah’s Entertainment Inc.	26,342	1,395,599
Hilton Hotels Corp.	139,976	2,637,148
Mandalay Resort Group	28,811	1,977,875
Marriott International Inc. Class A	72,428	3,763,359
MGM Mirage (1) (2)	4,812	238,916
Starwood Hotels & Resorts Worldwide Inc.	31,691	1,471,096
Station Casinos Inc. (2)	17,979	881,690
Wynn Resorts Ltd. (1) (2)	13,947	720,920

		13,534,711

MACHINERY—0.75%
Briggs & Stratton Corp.	8,127	659,912
Caterpillar Inc.	111,467	8,967,520
Deere & Co.	44,905	2,898,618
Graco Inc. (2)	29,818	998,903
Rockwell Automation Inc.	51,730	2,001,951
Zebra Technologies Corp. Class A (1) (2)	24,352	1,485,716

		17,012,620

MANUFACTURING—2.92%
Brink’s Co. (The) (2)	22,775	687,122
Danaher Corp.	100,872	5,172,716
Donaldson Co. Inc. (2)	32,683	927,870
Dover Corp.	69,990	2,720,511
General Electric Co.	522,570	17,547,901
Harsco Corp.	5,866	263,383
Illinois Tool Works Inc.	106,806	9,951,115
ITT Industries Inc.	14,640	1,171,054
Pall Corp.	4,817	117,920
Roper Industries Inc. (2)	13,820	794,097
SPX Corp. (2)	1,874	66,340
3M Co.	333,563	26,675,032

		66,095,061

MEDIA—2.65%
Belo (A.H.) Corp. (2)	24,896	561,156
Cablevision Systems Corp. (1) (2)	63,249	1,282,690
Citadel Broadcasting Corp. (1)	11,212	143,738
Clear Channel Communications Inc.	99,490	3,101,103
Cox Communications Inc. Class A (1)	58,643	1,942,843
Cox Radio Inc. Class A (1) (2)	6,764	100,919
Dex Media Inc. (1)	13,440	284,525
DIRECTV Group Inc. (The) (1)	243,571	4,284,414
Dow Jones & Co. Inc. (2)	24,908	1,011,514
EchoStar Communications Corp. (1)	96,796	3,012,292
Entercom Communications Corp. (1)	8,838	288,649
Fox Entertainment Group Inc. Class A (1)	20,335	564,093
Gemstar-TV Guide International Inc. (1)	41,375	233,769
Knight Ridder Inc.	5,663	370,643
Liberty Media Corp. Class A	550,286	4,798,494
Liberty Media International Inc. Class A (1)	36,821	1,228,422
McGraw-Hill Companies Inc. (The)	81,619	6,504,218
Media General Inc. Class A	4,767	266,714
Meredith Corp.	15,596	801,322
New York Times Co. Class A	57,816	2,260,606
Radio One Inc. Class D (1) (2)	16,724	237,983
Scripps (E.W.) Co. Class A (2)	26,942	1,287,289
Time Warner Inc. (1)	351,274	5,669,562
UnitedGlobalCom Inc. Class A (1) (2)	115,526	862,979
Univision Communications Inc. Class A (1)	59,696	1,886,991
Viacom Inc. Class B	167,447	5,619,521
Walt Disney Co. (The)	259,657	5,855,265
Washington Post Co. (The) Class B (2)	2,339	2,151,880
Westwood One Inc. (1)	32,335	639,263
Wiley, (John) & Sons Inc. Class A (2)	20,240	646,668
XM Satellite Radio Holdings Inc. Class A (1) (2)	68,102	2,112,524

		60,012,049

METAL FABRICATE & HARDWARE—0.08%
Precision Castparts Corp.	14,670	880,933
Timken Co. (The) (2)	14,789	364,105
Worthington Industries Inc.	22,886	488,616

		1,733,654

MINING—0.70%
Alcoa Inc.	240,027	8,062,507
Freeport-McMoRan Copper & Gold Inc.	65,805	2,665,102
Newmont Mining Corp.	110,393	5,026,193
Southern Peru Copper Corp. (2)	3,019	155,962

		15,909,764

OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.	54,772	2,415,445
Xerox Corp. (1) (2)	31,365	441,619

		2,857,064

OFFICE FURNISHINGS—0.08%
Herman Miller Inc. (2)	30,367	748,547
HNI Corp. (2)	24,735	979,011

		1,727,558

OIL & GAS—0.47%
Burlington Resources Inc.	19,845	809,676
Diamond Offshore Drilling Inc. (2)	12,868	424,515
ENSCO International Inc.	35,825	1,170,403
Newfield Exploration Co. (1)	12,805	784,178
Patina Oil & Gas Corp.	29,941	885,355
Patterson-UTI Energy Inc. (2)	65,984	1,258,315
Pioneer Natural Resources Co.	10,000	344,800
Pogo Producing Co.	5,609	266,147
Pride International Inc. (1) (2)	22,631	447,867
Rowan Companies Inc. (1)	23,067	608,969
XTO Energy Inc. (2)	109,240	3,548,115

		10,548,340

OIL & GAS SERVICES—0.99%
Baker Hughes Inc.	141,912	6,204,393
Bank of America N.A. (1)	6,011	161,215
BJ Services Co. (2)	68,788	3,605,179
Cooper Cameron Corp. (1)	4,893	268,332
FMC Technologies Inc. (1)	28,809	962,221
Grant Prideco Inc. (1) (2)	51,889	1,063,206
Halliburton Co.	187,520	6,317,549
National-Oilwell Inc. (1) (2)	23,627	776,383
Smith International Inc. (1) (2)	44,629	2,710,319
Tidewater Inc. (2)	12,143	395,255

		22,464,052

PACKAGING & CONTAINERS—0.15%
Ball Corp.	24,196	905,656
Pactiv Corp. (1)	43,954	1,021,930
Sealed Air Corp. (1)	30,222	1,400,790

		3,328,376

PHARMACEUTICALS—10.98%
Abbott Laboratories	665,199	28,177,830
Accredo Health Inc. (1) (2)	20,601	485,566
Allergan Inc.	56,104	4,070,345
American Pharmaceutical Partners Inc. (1) (2)	8,055	222,076
AmerisourceBergen Corp.	12,989	697,639
Amylin Pharmaceuticals Inc. (1) (2)	39,922	819,199
Andrx Corp. (1)	30,854	689,895
Barr Pharmaceuticals Inc. (1) (2)	37,616	1,558,431
Bristol-Myers Squibb Co.	244,194	5,780,072
Cardinal Health Inc.	183,865	8,047,771
Caremark Rx Inc. (1)	112,769	3,616,502
Cephalon Inc. (1) (2)	23,886	1,144,139
Endo Pharmaceuticals Holdings Inc. (1)	19,755	362,702
Eon Labs Inc. (1)	11,845	257,036
Express Scripts Inc. (1)	28,232	1,844,679
Eyetech Pharmaceuticals Inc. (1) (2)	2,194	74,574
Forest Laboratories Inc. (1)	156,934	7,058,891
Gilead Sciences Inc. (1)	182,895	6,836,615
ImClone Systems Inc. (1)	28,286	1,494,915
IVAX Corp. (1)	79,720	1,526,638
Kinetic Concepts Inc. (1)	10,632	558,712
Lilly (Eli) & Co.	415,715	24,963,686
Medco Health Solutions Inc. (1)	50,361	1,556,155
Medicis Pharmaceutical Corp. Class A (2)	23,829	930,284
Merck & Co. Inc.	423,022	13,959,726
MGI Pharma Inc. (1) (2)	29,903	798,111
Mylan Laboratories Inc. (2)	114,533	2,061,594
NBTY Inc. (1) (2)	23,050	496,958
Neurocrine Biosciences Inc. (1) (2)	15,325	722,727
Omnicare Inc.	36,126	1,024,533
OSI Pharmaceuticals Inc. (1) (2)	18,353	1,127,975
Pfizer Inc.	3,255,110	99,606,366
Schering-Plough Corp.	628,171	11,972,939
Sepracor Inc. (1) (2)	36,437	1,777,397
VCA Antech Inc. (1) (2)	26,392	544,467
Watson Pharmaceuticals Inc. (1)	12,657	372,875
Wyeth	302,765	11,323,411

		248,563,431

PIPELINES—0.02%
Kinder Morgan Inc.	6,631	416,559

		416,559

REAL ESTATE—0.05%
St. Joe Co. (The) (2)	23,697	1,132,006
		1,132,006

REAL ESTATE INVESTMENT TRUSTS—0.21%
Catellus Development Corp.	43,807	1,161,324
CBL & Associates Properties Inc.	3,873	236,059
Chelsea Property Group Inc.	5,604	376,028
General Growth Properties Inc.	11,721	363,351
Mills Corp.	9,385	486,800
Regency Centers Corp. (2)	14,953	695,165
Ventas Inc.	19,779	512,672
Weingarten Realty Investors	29,028	958,214

		4,789,613

RETAIL—10.13%
Abercrombie & Fitch Co. Class A (2)	40,210	1,266,615
Advance Auto Parts Inc. (1) (2)	31,635	1,088,244
American Eagle Outfitters Inc. (2)	20,777	765,632
AnnTaylor Stores Corp. (1)	19,439	454,873
Applebee’s International Inc. (2)	35,022	885,356
AutoZone Inc. (1) (2)	25,057	1,935,653
Barnes & Noble Inc. (1)	2,009	74,333
Bed Bath & Beyond Inc. (1)	128,456	4,767,002
Best Buy Co. Inc.	112,827	6,119,736
Big Lots Inc. (1) (2)	20,871	255,252
Blockbuster Inc. (2)	4,136	31,392
Brinker International Inc. (1)	34,564	1,076,669
Cabela’s Inc. Class A (1)	1,755	41,857
CarMax Inc. (1) (2)	43,891	945,851
Cheesecake Factory (The) (1) (2)	21,986	954,192
Chico’s FAS Inc. (1) (2)	38,007	1,299,839
Circuit City Stores Inc.	14,879	228,244
Claire’s Stores Inc.	34,143	854,941
Copart Inc. (1)	27,961	529,302
Costco Wholesale Corp.	12,299	511,146
CVS Corp.	19,167	807,506
Darden Restaurants Inc.	30,308	706,783
Dollar General Corp.	126,008	2,539,061
Dollar Tree Stores Inc. (1) (2)	48,354	1,303,140
Family Dollar Stores Inc. (2)	64,449	1,746,568
Foot Locker Inc.	26,933	638,312
Gap Inc. (The)	265,321	4,961,503
Home Depot Inc.	876,856	34,372,755
Kohl’s Corp. (1)	127,849	6,161,043
Limited Brands Inc.	9,678	215,723
Lowe’s Companies Inc.	335,566	18,238,012
Michaels Stores Inc.	29,248	1,731,774
MSC Industrial Direct Co. Inc. Class A	13,626	464,374
Nordstrom Inc.	30,978	1,184,599
O’Reilly Automotive Inc. (1) (2)	20,719	793,330
Outback Steakhouse Inc. (2)	23,757	986,628
Pacific Sunwear of California Inc. (1)	32,356	681,094
PETCO Animal Supplies Inc. (1)	17,331	566,030
PETsMART Inc. (2)	61,653	1,750,329
Pier 1 Imports Inc. (2)	17,223	311,392
RadioShack Corp.	68,797	1,970,346
Regis Corp.	8,090	325,380
Rite Aid Corp. (1)	163,539	575,657
Ross Stores Inc. (2)	64,352	1,508,411
Ruby Tuesday Inc. (2)	28,175	785,237
7-Eleven Inc. (1)	10,943	218,641
Staples Inc.	212,434	6,334,782
Starbucks Corp. (1)	169,200	7,691,832
Talbots Inc. (The)	7,981	197,849
Target Corp.	389,712	17,634,468
Tiffany & Co.	62,762	1,929,304
TJX Companies Inc.	212,190	4,676,668
Urban Outfitters Inc. (1) (2)	19,602	674,309
Walgreen Co.	437,307	15,668,710
Wal-Mart Stores Inc.	1,094,000	58,200,800
Wendy’s International Inc.	6,073	204,053
Williams-Sonoma Inc. (1) (2)	39,750	1,492,612
Yum! Brands Inc.	123,705	5,029,845

		229,364,989

SAVINGS & LOANS—0.13%
Golden West Financial Corp.	16,832	1,867,510
Hudson City Bancorp Inc. (2)	28,358	1,013,515

		2,881,025

SEMICONDUCTORS—5.98%
Advanced Micro Devices Inc. (1) (2)	80,813	1,050,569
Agere Systems Inc. Class B (1)	730,499	745,109
Altera Corp. (1)	159,967	3,130,554
Amkor Technology Inc. (1)	42,003	153,311
Analog Devices Inc.	160,364	6,218,916
Applied Materials Inc. (1)	719,495	11,864,473
Applied Micro Circuits Corp. (1)	61,995	194,044
Atmel Corp. (1) (2)	176,240	637,989
Broadcom Corp. Class A (1)	106,236	2,899,180
Conexant Systems Inc. (1)	107,519	173,106
Cree Inc. (1) (2)	31,881	973,327
Cypress Semiconductor Corp. (1) (2)	52,192	461,377
Fairchild Semiconductor International Inc. Class A (1)	27,735	393,005
Freescale Semiconductor Inc. Class A (1)	43,801	626,354
Integrated Circuit Systems Inc. (1) (2)	30,797	662,135
Intel Corp.	2,758,999	55,345,520
International Rectifier Corp. (1)	23,175	794,902
Intersil Corp. Class A	33,018	525,977
KLA-Tencor Corp. (1)	84,044	3,486,145
Lam Research Corp. (1) (2)	56,778	1,242,303
Linear Technology Corp.	132,173	4,789,950
LSI Logic Corp. (1)	72,976	314,527
Maxim Integrated Products Inc.	137,716	5,824,010
MEMC Electronic Materials Inc. (1)	31,730	269,070
Microchip Technology Inc.	88,900	2,386,076
Micron Technology Inc. (1)	115,852	1,393,700
National Semiconductor Corp. (1)	153,273	2,374,199
Novellus Systems Inc. (1)	47,317	1,258,159
NVIDIA Corp. (1) (2)	70,709	1,026,695
PMC-Sierra Inc. (1) (2)	75,021	660,935
QLogic Corp. (1)	34,070	1,008,813
Rambus Inc. (1) (2)	36,457	572,010
Semtech Corp. (1) (2)	31,400	601,938
Silicon Laboratories Inc. (1) (2)	15,652	517,925
Teradyne Inc. (1)	82,752	1,108,877
Texas Instruments Inc.	738,876	15,723,281
Xilinx Inc.	147,402	3,979,854

		135,388,315

SOFTWARE—7.72%
Activision Inc. (1)	47,273	655,677
Acxiom Corp. (2)	32,036	760,535
Adobe Systems Inc.	101,681	5,030,159
Autodesk Inc.	50,110	2,436,849
Automatic Data Processing Inc.	216,955	8,964,581
Avid Technology Inc. (1) (2)	13,318	624,215
BEA Systems Inc. (1) (2)	156,312	1,080,116
BMC Software Inc. (1)	28,087	444,055
Certegy Inc. (2)	27,024	1,005,563
Citrix Systems Inc. (1)	72,416	1,268,728
Computer Associates International Inc.	198,551	5,221,891
Dun & Bradstreet Corp. (1)	30,356	1,781,897
Electronic Arts Inc. (1)	127,340	5,856,367
Fair Isaac Corp. (2)	25,799	753,331
First Data Corp.	372,391	16,199,009
Fiserv Inc. (1)	83,274	2,902,932
Global Payments Inc. (2)	11,807	632,265
IMS Health Inc.	100,385	2,401,209
Intuit Inc. (1)	75,335	3,420,209
Mercury Interactive Corp. (1) (2)	39,287	1,370,331
Microsoft Corp.	3,127,385	86,472,195
NAVTEQ Corp. (1)	12,274	437,445
Novell Inc. (1) (2)	163,406	1,031,092
Oracle Corp. (1)	1,442,740	16,274,107
PeopleSoft Inc. (1)	18,203	361,330
Pixar Inc. (1) (2)	10,398	820,402
Red Hat Inc. (1) (2)	68,959	844,058
SEI Investments Co.	27,344	920,946
Siebel Systems Inc. (1)	140,428	1,058,827
Total System Services Inc.	16,077	405,783
Veritas Software Corp. (1)	182,932	3,256,190

		174,692,294

TELECOMMUNICATIONS—6.41%
ADC Telecommunications Inc. (1) (2)	239,949	434,308
ADTRAN Inc. (2)	26,971	611,702
Advanced Fibre Communications Inc. (1)	12,828	203,965
Andrew Corp. (1)	29,641	362,806
AT&T Wireless Services Inc. (1)	477,744	7,061,056
Avaya Inc. (1)	167,924	2,340,861
CIENA Corp. (1)	20,953	41,487
Cisco Systems Inc. (1)	2,884,168	52,203,441
Comverse Technology Inc. (1)	45,949	865,220
Corning Inc. (1)	492,744	5,459,604
Crown Castle International Corp. (1) (2)	40,880	608,294
Foundry Networks Inc. (1)	33,219	315,248
Harris Corp.	18,662	1,025,290
IDT Corp. Class B (1) (2)	23,627	355,114
JDS Uniphase Corp. (1)	587,926	1,981,311
Juniper Networks Inc. (1) (2)	225,726	5,327,134
Level 3 Communications Inc. (1) (2)	288,477	747,155
Motorola Inc.	1,000,576	18,050,391
Nextel Communications Inc. Class A (1)	438,100	10,444,304
Nextel Partners Inc. Class A (1) (2)	51,987	861,944
NII Holdings Inc. Class B (1) (2)	24,089	992,708
Plantronics Inc. (2)	20,148	871,200
Polycom Inc. (1)	27,208	539,263
QUALCOMM Inc.	691,082	26,979,841
SpectraSite Inc. (1) (2)	16,610	772,365
Sprint Corp. (FON Group)	134,783	2,713,182
Telephone & Data Systems Inc. (2)	9,261	779,498
Tellabs Inc. (1) (2)	72,143	662,994
United States Cellular Corp. (1)	3,207	138,382
UTStarcom Inc. (1) (2)	33,886	545,903
Western Wireless Corp. Class A (1) (2)	34,292	881,647

		145,177,618

TEXTILES—0.14%
Cintas Corp. (2)	53,246	2,238,462
Mohawk Industries Inc. (1)	11,627	923,068

		3,161,530

TOYS, GAMES & HOBBIES—0.08%
Marvel Enterprises Inc. (1) (2)	30,012	436,975
Mattel Inc.	79,116	1,434,373

		1,871,348

TRANSPORTATION—1.45%
CH Robinson Worldwide Inc. (2)	36,350	1,686,276
CNF Inc.	5,972	244,792
Expeditors International Washington Inc. (2)	44,926	2,322,674
FedEx Corp.	97,134	8,323,412
Hunt (J.B.) Transport Services Inc.	24,207	899,048
Ryder System Inc.	12,835	603,758
SIRVA Inc. (1)	8,253	188,994
United Parcel Service Inc. Class B	243,923	18,518,634

		32,787,588

TOTAL COMMON STOCKS
(Cost: $2,283,207,106)		2,262,212,244

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.56%

COMMERCIAL PAPER—1.59%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	835,430	834,732
1.88%, 10/01/04 (3)	949,352	949,353
Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	712,014	711,572
1.73%, 10/18/04 (3)	237,338	237,144
1.78%, 10/26/04 (3)	427,208	426,680
1.78%, 10/27/04 (3)	237,338	237,033
1.78%, 10/28/04 (3)	712,014	711,064
Barton Capital Corp.
1.77%, 10/15/04 (3)	569,611	569,219
1.78%, 10/18/04 (3)	949,352	948,556
1.78%, 10/19/04 (3)	712,014	711,380
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	474,676	474,404
CRC Funding LLC
1.78%, 11/09/04 (3)	474,676	473,761
Delaware Funding Corp.
1.78%, 10/22/04 (3)	237,338	237,092
1.78%, 10/26/04 (3)	237,338	237,045
1.78%, 10/27/04 (3)	485,641	485,017
Edison Asset Securitization
1.45%, 11/09/04 (3)	949,352	947,861
1.59%, 12/02/04 (3)	949,352	946,752
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	403,332	402,711
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	712,014	711,572
1.78%, 10/22/04 (3)	237,338	237,092
1.78%, 10/26/04 (3)	379,741	379,271
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	474,676	472,115
GIRO Funding US Corp.
1.55%, 10/15/04 (3)	622,538	622,162
1.78%, 10/27/04 (3)	443,290	442,721
Grampian Funding LLC
1.26%, 10/22/04 (3)	949,352	948,658
1.44%, 10/27/04 (3)	949,352	948,365
1.59%, 11/30/04 (3)	474,676	473,418
1.78%, 10/18/04 (3)	949,352	948,554
Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	1,186,690	1,185,897
1.78%, 10/27/04 (3)	474,676	474,066
Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	712,850	712,176
Nationwide Building Society
1.63%, 12/09/04 (3)	787,962	785,501
Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	474,676	474,113
1.78%, 10/28/04 (3)	579,105	578,332
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	1,898,704	1,897,525
1.77%, 10/06/04 (3)	949,352	949,119
1.78%, 10/15/04 (3)	474,676	474,347
1.78%, 10/19/04 (3)	237,338	237,127
1.80%, 10/28/04 (3)	714,036	713,072
Prudential Funding LLC
1.60%, 12/01/04 (3)	474,676	473,389
Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	949,352	949,353
Scaldis Capital LLC
1.73%, 10/15/04 (3)	474,676	474,357
Sydney Capital Corp.
1.25%, 10/22/04 (3)	315,944	315,714
1.74%, 10/12/04 (3)	1,638,297	1,637,426
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	1,424,028	1,420,647
1.88%, 10/01/04 (3)	5,221,437	5,221,437
WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	235,155	234,998

		35,933,900

FLOATING RATE NOTES—1.68%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	237,338	237,234
Beta Finance Inc.
1.63%, 05/04/05 (3) (4)	569,611	569,544
1.69%, 10/12/04 (3) (4)	474,676	474,675
1.80%, 03/15/05 (3) (4)	474,676	474,850
1.89%, 09/23/05 (3) (4)	854,417	854,083
1.89%, 09/27/05 (3) (4)	759,482	759,181
2.04%, 10/27/05 (3) (4)	901,885	902,946
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	1,424,028	1,423,586
CC USA Inc.
1.61%, 07/29/05 (3) (4)	949,352	949,117
1.63%, 05/04/05 (3) (4)	949,352	949,240
Den Danske Bank NY
1.68%, 08/12/05 (3)	949,352	949,106
1.77%, 08/26/05 (3)	949,352	949,095
Depfa Bank PLC
1.86%, 09/15/05 (3)	949,352	949,353
Dorada Finance Inc.
1.61%, 07/29/05 (3) (4)	787,962	787,767
Five Finance Inc.
1.79%, 04/29/05 (3) (4)	759,482	759,438
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	949,352	949,353
K2 USA LLC
1.61%, 07/25/05 (3) (4)	474,676	474,599
1.70%, 06/10/05 (3) (4)	949,352	949,272
1.70%, 09/12/05 (3) (4)	949,352	949,174

1.79%, 10/20/05 (3) (4)	949,352	949,386
Links Finance LLC
1.68%, 04/25/05 (3)	949,352	949,702
1.71%, 04/15/05 (3) (4)	949,352	949,250
National City Bank (Ohio)
1.67%, 08/09/05 (3)	949,352	949,109
1.73%, 06/10/05 (3)	474,676	474,779
1.76%, 06/23/05 (3)	949,352	949,145
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	1,613,899	1,614,124
Norddeutsche Landesbank
1.59%, 07/27/05 (3)	949,352	949,078
Northern Rock PLC
1.56%, 01/13/05 (3) (4)	901,885	901,885
Permanent Financing PLC
1.69%, 03/10/05 (3)	949,352	949,353
1.70%, 12/10/04 (3)	474,676	474,676
1.72%, 06/10/05 (3)	427,208	427,208
Sigma Finance Inc.
1.52%, 10/07/04 (3)	949,352	949,349
1.73%, 11/15/04 (3)	949,352	949,343
1.75%, 08/17/05 (3)	474,676	474,712
1.75%, 09/15/05 (3)	1,186,690	1,186,794
Tango Finance Corp.
1.66%, 04/07/05 (3) (4)	348,412	348,394
1.66%, 05/17/05 (3) (4)	787,962	787,938
1.70%, 02/25/05 (3) (4)	531,637	531,594
1.72%, 01/18/05 (3) (4)	417,715	417,702
1.81%, 07/25/05 (3) (4)	949,352	949,275
WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (4)	712,014	711,900
1.72%, 09/15/05 (3)	712,014	711,878
1.84%, 06/15/05 (3) (4)	474,676	474,600
White Pine Finance LLC
1.55%, 07/11/05 (3)	237,338	237,317
1.63%, 07/05/05 (3)	474,676	474,597
1.68%, 05/20/05 (3)	427,208	427,181
1.71%, 04/15/05 (3) (4)	712,014	711,938
1.72%, 11/15/04 (3) (4)	569,611	569,611
1.73%, 06/15/05 (3) (4)	389,234	389,234
1.80%, 03/29/05 (3)	408,221	408,177
1.80%, 08/26/05 (3) (4)	474,676	474,590

		38,035,432

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (3) (4)	949,352	949,301
1.51%, 02/15/05 (3) (4)	617,079	617,439
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	712,014	712,004
K2 USA LLC
1.46%, 01/12/05 (3) (4)	474,676	474,663
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	237,338	237,322

		2,990,729

MONEY MARKET FUNDS—1.35%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	3,797,408	3,797,408
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	15,129,760	15,129,760
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	10,442,873	10,442,873
BlackRock Temp Cash Money Market Fund (3)	393,657	393,657
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	637,811	637,811

		30,401,509

REPURCHASE AGREEMENTS—0.80%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	2,848,056	2,848,056
Bank of America N.A.
1.90%, 10/01/04 (3) (6)	6,645,465	6,645,465
Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	6,170,789	6,170,789
Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	2,468,315	2,468,315

		18,132,625

TIME DEPOSITS—0.86%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	949,352	949,353
1.33%, 02/10/05 (3)	474,676	474,650
1.39%, 02/02/05 (3)	474,676	474,643
1.39%, 04/08/05 (3)	664,546	664,495
1.40%, 10/25/04 (3)	949,352	949,343
Bank of New York
1.39%, 11/01/04 (3)	949,352	949,344
1.60%, 12/03/04 (3)	237,338	237,317
Bank of Nova Scotia
1.13%, 10/06/04 (3)	949,352	949,353
1.24%, 10/07/04 (3)	712,014	712,013
1.42%, 10/29/04 (3)	712,014	712,018
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	712,014	712,012
1.38%, 11/22/04 (3)	237,338	237,341
1.40%, 10/29/04 (3)	949,352	949,350
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	607,585	607,555
National City Bank (Ohio)
1.25%, 01/06/05 (3)	949,352	949,365
Nordea Bank PLC
2.11%, 06/07/05 (3)	949,352	949,224

SunTrust Bank
1.88%, 10/01/04 (3)	3,797,408	3,797,408
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,661,366	1,661,228
1.34%, 02/10/05 (3)	379,741	379,720
1.41%, 11/01/04 (3)	712,014	712,008
1.77%, 05/10/05 (3)	474,676	474,647
1.78%, 10/29/04 (3)	474,676	474,676
1.90%, 05/11/05 (3)	474,676	474,647

		19,451,710

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	664,546	665,689
1.80%, 01/18/05 (3)	441,449	439,043
1.80%, 01/19/05 (3)	474,676	472,065
2.06%, 05/31/05 (3)	473,281	466,727
Federal National Mortgage Association
2.33%, 07/22/05 (3)	1,424,028	1,396,989

		3,440,513

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,386,418)		148,386,418

TOTAL INVESTMENTS IN SECURITIES — 106.49% (Cost: $2,431,593,524)		2,410,598,662
Other Assets, Less Liabilities — (6.49%)		(146,827,802)

NET ASSETS — 100.00%		$2,263,770,860

NVS	-	Non-Voting Shares
(1)		Non-income earning security.
(2)		All or a portion of this security represents a security on loan. See Note 5.
(3)		All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(4)		Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)		The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)		Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.87%

ADVERTISING—0.08%
Harte-Hanks Inc.	4,674	116,897
Interpublic Group of Companies Inc. (1)	81,155	859,431
Lamar Advertising Co. (1) (2)	10,207	424,713
Omnicom Group Inc.	17,033	1,244,431
West Corp. (1) (2)	2,194	63,911

		2,709,383

AEROSPACE & DEFENSE—2.15%
Alliant Techsystems Inc. (1)	7,601	459,860
Boeing Co. (The)	63,649	3,285,561
General Dynamics Corp.	100,615	10,272,791
Goodrich (B.F.) Co.	70,439	2,208,967
L-3 Communications Holdings Inc. (2)	27,898	1,869,166
Lockheed Martin Corp. (2)	224,981	12,549,440
Northrop Grumman Corp.	215,841	11,510,801
Raytheon Co.	270,786	10,284,452
United Defense Industries Inc. (1)	5,416	216,586
United Technologies Corp.	234,575	21,904,613

		74,562,237

AGRICULTURE—2.16%
Altria Group Inc.	1,231,821	57,944,860
Loews Corp.—Carolina Group (2)	34,673	844,981
Monsanto Co.	159,881	5,822,866
Reynolds American Inc.	90,010	6,124,280
UST Inc.	99,869	4,020,726

		74,757,713

AIRLINES—0.05%
AMR Corp. (1) (2)	49,316	361,486
Southwest Airlines Co.	99,192	1,350,995

		1,712,481

APPAREL—0.28%
Columbia Sportswear Co. (1) (2)	885	48,232
Jones Apparel Group Inc.	76,278	2,730,752
Liz Claiborne Inc. (2)	66,841	2,521,243
Polo Ralph Lauren Corp.	21,450	780,136
Reebok International Ltd.	27,128	996,140
VF Corp.	51,045	2,524,175

		9,600,678

AUTO MANUFACTURERS—1.00%
Ford Motor Co.	1,056,451	14,843,137
General Motors Corp. (2)	277,964	11,807,911
Navistar International Corp. (1)	16,760	623,304
Oshkosh Truck Corp. (2)	2,163	123,421
PACCAR Inc.	105,534	7,294,510

		34,692,283

AUTO PARTS & EQUIPMENT—0.46%
American Axle & Manufacturing Holdings Inc.	25,117	734,923
Autoliv Inc.	56,772	2,293,589
BorgWarner Inc.	25,207	1,091,211
Dana Corp.	90,538	1,601,617
Delphi Corp.	286,634	2,662,830
Johnson Controls Inc.	86,179	4,895,829
Lear Corp. (2)	41,258	2,246,498
TRW Automotive Holdings Corp. (1)	14,369	270,856

		15,797,353

BANKS—11.99%
AmSouth Bancorp	212,053	5,174,093
Associated Bancorp (2)	65,921	2,114,087
Assurant Inc.	47,668	1,239,368
Bank of America Corp.	2,450,374	106,174,705
Bank of Hawaii Corp.	31,864	1,505,574
Bank of New York Co. Inc. (The)	404,732	11,806,032
Banknorth Group Inc. (2)	103,286	3,615,010
BB&T Corp.	333,040	13,218,358
BOK Financial Corp. (1) (2)	10,586	472,241
City National Corp. (2)	24,479	1,589,911
Colonial BancGroup Inc. (The)	80,839	1,653,158
Comerica Inc.	104,256	6,187,594
Commerce Bancshares Inc. (2)	34,827	1,674,830
Compass Bancshares Inc.	73,390	3,215,950
Cullen/Frost Bankers Inc. (2)	30,696	1,426,443
Fifth Third Bancorp	43,417	2,136,985
First Horizon National Corp. (2)	74,517	3,231,057
FirstMerit Corp. (2)	50,552	1,329,770
Fremont General Corp. (2)	10,431	241,478
Fulton Financial Corp. (2)	72,974	1,561,644
Genworth Financial Inc. Class A	74,508	1,736,036
Hibernia Corp. Class A	92,941	2,454,572
Hudson United Bancorp	26,666	982,642
Huntington Bancshares Inc.	137,527	3,425,798
International Bancshares Corp. (2)	21,080	774,690
KeyCorp	246,277	7,782,353
M&T Bank Corp.	45,426	4,347,268

Marshall & Ilsley Corp.	133,764	5,390,689
Mellon Financial Corp.	177,201	4,906,696
Mercantile Bankshares Corp. (2)	47,792	2,292,104
National City Corp.	356,777	13,778,728
National Commerce Financial Corp. (3)	123,016	4,208,377
North Fork Bancorp Inc. (2)	69,428	3,086,075
Northern Trust Corp.	82,617	3,370,774
PNC Financial Services Group	169,295	9,158,859
Popular Inc. (2)	160,032	4,208,842
Regions Financial Corp.	276,725	9,148,529
Sky Financial Group Inc.	62,024	1,550,600
South Financial Group Inc. (The) (2)	42,764	1,205,945
SouthTrust Corp.	197,944	8,246,347
State Street Corp.	103,981	4,441,029
SunTrust Banks Inc.	151,749	10,684,647
Synovus Financial Corp.	56,006	1,464,557
TCF Financial Corp. (2)	10,427	315,834
U.S. Bancorp	1,038,150	30,002,535
UnionBanCal Corp.	33,419	1,978,739
Valley National Bancorp (2)	55,385	1,414,533
W Holding Co. Inc.	17,289	328,491
Wachovia Corp.	789,661	37,074,584
Wells Fargo & Co.	1,014,063	60,468,577
Whitney Holding Corp. (2)	24,227	1,017,534
Wilmington Trust Corp. (2)	39,702	1,437,609
Zions Bancorporation	54,048	3,299,090

		415,551,971

BEVERAGES—0.52%
Anheuser-Busch Companies Inc.	44,277	2,211,636
Brown-Forman Corp. Class B	16,436	752,769
Coca-Cola Co. (The)	135,757	5,437,068
Coca-Cola Enterprises Inc.	140,642	2,658,134
Constellation Brands Inc. (1) (2)	54,705	2,082,072
Coors (Adolph) Co. Class B	16,095	1,093,172
Pepsi Bottling Group Inc.	9,329	253,282
PepsiAmericas Inc.	42,582	813,316
PepsiCo Inc.	54,701	2,661,204

		17,962,653

BIOTECHNOLOGY—0.12%
Biogen Idec Inc. (1)	10,251	627,054
ICOS Corp. (1) (2)	17,226	415,836
Invitrogen Corp. (1) (2)	16,391	901,341
Millennium Pharmaceuticals Inc. (1) (2)	84,427	1,157,494
Protein Design Labs Inc. (1) (2)	46,423	908,962

		4,010,687

BUILDING MATERIALS—0.44%
Florida Rock Industries Inc. (2)	13,915	681,696
Lafarge North America Inc.	19,927	934,377
Martin Marietta Materials Inc. (2)	28,805	1,304,002
Masco Corp. (2)	262,937	9,079,215
Vulcan Materials Co. (2)	61,685	3,142,851

		15,142,141

CHEMICALS—2.66%
Air Products & Chemicals Inc.	136,409	7,417,921
Ashland Inc.	42,511	2,384,017
Cabot Corp.	37,123	1,431,834
Dow Chemical Co. (The)	526,234	23,775,252
Du Pont (E.I.) de Nemours and Co.	600,718	25,710,730
Eastman Chemical Co.	46,362	2,204,513
Engelhard Corp.	74,365	2,108,248
International Flavors & Fragrances Inc.	8,754	334,403
Lubrizol Corp.	39,097	1,352,756
Lyondell Chemical Co. (2)	79,708	1,790,242
PPG Industries Inc.	103,200	6,324,096
Praxair Inc.	139,321	5,954,580
Rohm & Haas Co.	96,513	4,147,164
RPM International Inc. (2)	69,245	1,222,174
Sherwin-Williams Co. (The)	65,259	2,868,786
Sigma-Aldrich Corp.	31,722	1,839,876
Valspar Corp. (The) (2)	30,615	1,429,108

		92,295,700
COAL—0.14%
Arch Coal Inc. (2)	19,966	708,593
CONSOL Energy Inc.	19,967	696,649
Massey Energy Co. (2)	45,171	1,306,797
Peabody Energy Corp. (2)	38,694	2,302,293

		5,014,332

COMMERCIAL SERVICES—0.75%
ADESA Inc. (1)	56,619	930,250
BearingPoint Inc. (1) (2)	80,153	716,568
Cendant Corp.	469,649	10,144,418
Convergys Corp. (1)	85,463	1,147,768
Deluxe Corp.	29,796	1,222,232
Donnelley (R.R.) & Sons Co.	130,291	4,080,714
Equifax Inc.	26,694	703,654
Laureate Education Inc. (1)	3,903	145,270
Manpower Inc. (2)	27,902	1,241,360
McKesson Corp.	96,244	2,468,659
MoneyGram International Inc.	29,327	500,905
Rent-A-Center Inc. (1)	12,821	331,551
Service Corp. International (1)	204,663	1,270,957
ServiceMaster Co. (The)	73,374	943,590
Viad Corp.	7,120	168,958

		26,016,854

COMPUTERS—2.93%
Affiliated Computer Services Inc. Class A (1) (2)	22,446	1,249,569

Apple Computer Inc. (1)	113,278	4,389,522
Cadence Design Systems Inc. (1) (2)	71,544	932,934
Ceridian Corp. (1) (2)	32,548	599,209
Computer Sciences Corp. (1)	112,849	5,315,188
Diebold Inc. (2)	43,951	2,052,512
Electronic Data Systems Corp.	305,431	5,922,307
EMC Corp. (1)	293,038	3,381,659
Hewlett-Packard Co.	1,832,780	34,364,625
International Business Machines Corp.	339,086	29,073,234
Maxtor Corp. (1)	84,951	441,745
NCR Corp. (1)	12,088	599,444
Reynolds & Reynolds Co. (The) Class A	2,576	63,550
SanDisk Corp. (1) (2)	15,979	465,308
Storage Technology Corp. (1)	53,050	1,340,043
Sun Microsystems Inc. (1)	1,996,415	8,065,517
SunGard Data Systems Inc. (1)	21,668	515,048
Unisys Corp. (1)	189,158	1,952,111
Western Digital Corp. (1)	90,153	792,445

		101,515,970

COSMETICS & PERSONAL CARE—0.67%
Alberto-Culver Co.	6,874	298,882
Colgate-Palmolive Co.	54,045	2,441,753
Gillette Co. (The)	45,032	1,879,636
Kimberly-Clark Corp.	174,561	11,274,895
Procter & Gamble Co.	135,769	7,347,818

		23,242,984

DISTRIBUTION & WHOLESALE—0.27%
Genuine Parts Co.	105,187	4,037,077
Grainger (W.W.) Inc.	42,311	2,439,229
Hughes Supply Inc.	20,554	618,059
Ingram Micro Inc. Class A (1)	64,436	1,037,420
Tech Data Corp. (1) (2)	34,559	1,332,249

		9,464,034

DIVERSIFIED FINANCIAL SERVICES—11.10%
AmeriCredit Corp. (1) (2)	94,171	1,966,290
Bear Stearns Companies Inc. (The)	63,157	6,073,809
Capital One Financial Corp.	40,559	2,997,310
CIT Group Inc.	127,307	4,760,009
Citigroup Inc.	3,107,776	137,115,077
Countrywide Financial Corp.	335,480	13,214,559
E*TRADE Financial Corp. (1)	93,579	1,068,672
Edwards (A.G.) Inc. (2)	47,786	1,654,351
Federal Home Loan Mortgage Corp.	380,810	24,844,044
Federated Investors Inc. Class B	4,965	141,205
Franklin Resources Inc.	84,917	4,734,972
Friedman, Billings, Ramsey Group Inc. Class A (2)	35,718	682,214
Goldman Sachs Group Inc. (The)	183,901	17,146,929
IndyMac Bancorp Inc. (2)	18,930	685,266
Instinet Group Inc. (1)	73,245	368,422
Janus Capital Group Inc. (2)	145,044	1,974,049
Jefferies Group Inc. (2)	30,463	1,050,060
JP Morgan Chase & Co.	2,141,304	85,074,008
Lehman Brothers Holdings Inc.	166,253	13,253,689
MBNA Corp.	182,338	4,594,918
Merrill Lynch & Co. Inc.	575,435	28,610,628
Morgan Stanley	576,319	28,412,527
Nuveen Investments Inc. Class A	3,596	106,442
Providian Financial Corp. (1)	125,683	1,953,114
Raymond James Financial Inc. (2)	37,389	901,823
Schwab (Charles) Corp. (The)	69,612	639,734
Student Loan Corp.	2,456	348,138
Westcorp Inc.	8,641	367,415
WFS Financial Inc. (2)	2,070	96,358

		384,836,032

ELECTRIC—5.49%
Allegheny Energy Inc. (1) (2)	61,790	986,168
ALLETE Inc.	17,783	577,958
Alliant Energy Corp.	67,406	1,677,061
Ameren Corp.	116,560	5,379,244
American Electric Power Co. Inc.	237,460	7,589,222
CenterPoint Energy Inc. (2)	163,016	1,688,846
Cinergy Corp.	108,481	4,295,848
Consolidated Edison Inc. (2)	145,025	6,096,851
Constellation Energy Group Inc.	101,652	4,049,816
Dominion Resources Inc.	196,046	12,792,001
DPL Inc. (2)	75,650	1,556,877
DTE Energy Co. (2)	104,277	4,399,447
Duke Energy Corp.	549,294	12,573,340
Edison International	195,956	5,194,794
Energy East Corp. (2)	87,724	2,208,890
Entergy Corp.	138,219	8,377,454
Exelon Corp.	396,880	14,561,527
FirstEnergy Corp. (2)	197,974	8,132,772
FPL Group Inc.	110,921	7,578,123
Great Plains Energy Inc. (2)	44,973	1,310,963
Hawaiian Electric Industries Inc. (2)	48,018	1,274,398
MDU Resources Group Inc.	70,039	1,844,127
NiSource Inc. (2)	159,092	3,342,523
Northeast Utilities (2)	76,521	1,483,742
NRG Energy Inc. (1)	46,706	1,258,260
NSTAR	31,721	1,557,501
OGE Energy Corp. (2)	52,883	1,334,238
Pepco Holdings Inc. (2)	104,191	2,073,401
PG&E Corp. (1)	239,309	7,274,994
Pinnacle West Capital Corp.	54,678	2,269,137
PPL Corp.	113,334	5,347,098
Progress Energy Inc.	148,373	6,282,113
Public Service Enterprise Group Inc. (2)	142,308	6,062,321
Puget Energy Inc. (2)	59,324	1,346,655

Reliant Energy Inc. (1) (2)	177,180	1,653,089
SCANA Corp.	66,563	2,485,462
Southern Co. (The)	442,787	13,274,754
TECO Energy Inc.	112,630	1,523,884
Texas Genco Holdings Inc.	9,423	439,583
TXU Corp.	178,159	8,537,379
Westar Energy Inc.	50,833	1,026,827
Wisconsin Energy Corp. (2)	70,809	2,258,807
WPS Resources Corp. (2)	22,668	1,019,833
Xcel Energy Inc. (2)	240,725	4,169,357

		190,166,685

ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
American Power Conversion Corp.	47,236	821,434
AMETEK Inc. (2)	12,259	371,693
Emerson Electric Co.	201,619	12,478,200
Energizer Holdings Inc. (1) (2)	27,724	1,278,076
Hubbell Inc. Class B (2)	36,202	1,622,936
Molex Inc.	14,399	429,378

		17,001,717

ELECTRONICS—0.43%
Agilent Technologies Inc. (1)	25,925	559,202
Applera Corp. - Applied Biosystems Group	120,865	2,280,723
Arrow Electronics Inc. (1) (2)	68,869	1,555,062
Avnet Inc. (1) (2)	73,374	1,256,163
AVX Corp. (2)	20,537	243,363
Mettler Toledo International Inc. (1) (2)	11,447	540,527
Parker Hannifin Corp.	72,085	4,242,923
PerkinElmer Inc.	36,655	631,199
Sanmina-SCI Corp. (1)	153,323	1,080,927
Tektronix Inc.	7,511	249,741
Thermo Electron Corp. (1)	43,251	1,168,642
Vishay Intertechnology Inc. (1) (2)	71,938	928,000

		14,736,472

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp. (2)	30,218	1,345,305
Jacobs Engineering Group Inc. (1)	6,811	260,793

		1,606,098

ENTERTAINMENT—0.02%
International Speedway Corp. Class A	2,583	128,892
Metro-Goldwyn-Mayer Inc.	25,513	295,185
Regal Entertainment Group Class A	21,369	408,148

		832,225

ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc. (1)	97,378	861,795
Republic Services Inc.	92,378	2,749,169
Waste Management Inc.	72,980	1,995,273

		5,606,237

FOOD—2.12%
Albertson’s Inc. (2)	221,223	5,293,866
Archer-Daniels-Midland Co.	350,311	5,948,281
Campbell Soup Co.	69,135	1,817,559
ConAgra Foods Inc.	317,164	8,154,286
Dean Foods Co. (1)	94,846	2,847,277
Del Monte Foods Co. (1) (2)	108,797	1,141,281
General Mills Inc.	173,986	7,811,971
Heinz (H.J.) Co.	103,677	3,734,446
Hershey Foods Corp.	22,716	1,061,064
Hormel Foods Corp.	44,477	1,191,094
Kellogg Co.	62,254	2,655,756
Kraft Foods Inc. (2)	160,610	5,094,549
Kroger Co. (1)	442,504	6,867,662
McCormick & Co. Inc. NVS	20,639	708,743
Pilgrim’s Pride Corp. (2)	8,969	242,881
Safeway Inc. (1)	268,368	5,182,186
Sara Lee Corp.	244,550	5,590,413
Smithfield Foods Inc. (1)	51,682	1,292,050
Smucker (J.M.) Co. (The) (2)	34,271	1,521,975
SUPERVALU Inc.	81,962	2,258,053
Tootsie Roll Industries Inc. (2)	14,676	428,833
Tyson Foods Inc. Class A	130,941	2,097,675
Wrigley (William Jr.) Co.	5,955	377,011

		73,318,912

FOREST PRODUCTS & PAPER—1.09%
Boise Cascade Corp.	52,430	1,744,870
Bowater Inc. (2)	33,164	1,266,533
Georgia-Pacific Corp.	153,478	5,517,534
International Paper Co.	291,468	11,778,222
Louisiana-Pacific Corp.	64,957	1,685,634
MeadWestvaco Corp.	121,656	3,880,826
Temple-Inland Inc.	33,125	2,224,344
Weyerhaeuser Co.	143,743	9,556,035

		37,653,998

GAS—0.39%
AGL Resources Inc. (2)	39,232	1,207,169
KeySpan Corp. (2)	96,650	3,788,680
ONEOK Inc. (2)	61,620	1,603,352
Sempra Energy (2)	123,732	4,477,861
UGI Corp. (2)	30,938	1,152,750
Vectren Corp. (2)	46,117	1,161,226

		13,391,038

HAND & MACHINE TOOLS—0.09%
Black & Decker Corp.	5,981	463,169
Snap-On Inc.	34,707	956,525
Stanley Works (The)	42,100	1,790,513

		3,210,207

HEALTH CARE-PRODUCTS—0.10%
Bausch & Lomb Inc.	11,950	794,077
Baxter International Inc.	33,985	1,092,958
Dade Behring Holdings Inc. (1)	3,229	179,913
Henry Schein Inc. (1)	2,976	185,435
Hillenbrand Industries Inc.	25,279	1,277,348

		3,529,731

HEALTH CARE-SERVICES—0.85%
Aetna Inc.	63,411	6,336,661
Anthem Inc. (1) (2)	51,310	4,476,797
Community Health Systems Inc. (1)	15,318	408,684
HCA Inc. (2)	169,174	6,453,988
Health Management Associates Inc. Class A	16,323	333,479
Health Net Inc. (1) (2)	67,412	1,666,425
Humana Inc. (1)	96,635	1,930,767
Laboratory Corp. of America Holdings (1)	4,823	210,862
Manor Care Inc.	10,707	320,782
PacifiCare Health Systems Inc. (1) (2)	39,750	1,458,825
Tenet Healthcare Corp. (1) (2)	279,002	3,010,432
Triad Hospitals Inc. (1) (2)	28,892	995,040
Universal Health Services Inc. Class B	13,655	593,992
WellChoice Inc. (1)	9,081	338,994
WellPoint Health Networks Inc. (1)	10,205	1,072,443

		29,608,171

HOLDING COMPANIES—DIVERSIFIED—0.05%
Leucadia National Corp.	31,164	1,765,441

		1,765,441

HOME BUILDERS—0.40%
Centex Corp.	38,172	1,926,159
D.R. Horton Inc. (2)	63,211	2,092,916
Hovnanian Enterprises Inc. Class A (1)	4,979	199,658
KB Home	19,946	1,685,238
Lennar Corp. Class A (2)	45,856	2,182,746
M.D.C. Holdings Inc.	6,232	455,559
Pulte Homes Inc.	36,848	2,261,362
Ryland Group Inc.	12,154	1,126,190
Standard-Pacific Corp.	19,161	1,080,106
Toll Brothers Inc. (1) (2)	16,429	761,156

		13,771,090

HOME FURNISHINGS—0.14%
Leggett & Platt Inc.	71,598	2,011,904
Maytag Corp. (2)	20,990	385,586
Whirlpool Corp.	41,312	2,482,438

		4,879,928

HOUSEHOLD PRODUCTS & WARES—0.07%
Clorox Co.	26,142	1,393,369
Fortune Brands Inc.	5,474	405,569
Scotts Co. (The) Class A (1) (2)	10,292	660,232

		2,459,170

HOUSEWARES—0.09%
Newell Rubbermaid Inc. (2)	152,533	3,056,761

		3,056,761

INSURANCE—5.87%
AFLAC Inc.	29,761	1,166,929
Alleghany Corp. (1)	2,770	755,933
Allmerica Financial Corp. (1)	31,690	851,827
Allstate Corp. (The)	421,949	20,249,333
Ambac Financial Group Inc.	49,569	3,963,042
American Financial Group Inc. (2)	22,160	662,362
American International Group Inc.	458,184	31,151,930
American National Insurance Co. (2)	4,911	475,336
AON Corp.	189,542	5,447,437
Berkley (W.R.) Corp.	39,447	1,663,086
Chubb Corp.	113,864	8,002,362
CIGNA Corp.	85,076	5,923,842
Cincinnati Financial Corp.	89,306	3,681,193
CNA Financial Corp. (1)	15,826	379,982
Conseco Inc. (1) (2)	91,700	1,619,422
Erie Indemnity Co. Class A (2)	16,905	862,493
Fidelity National Financial Inc.	96,480	3,675,888
First American Corp. (2)	46,690	1,439,453
Gallagher (Arthur J.) & Co. (2)	2,968	98,330
Hartford Financial Services Group Inc.	175,316	10,857,320
HCC Insurance Holdings Inc. (2)	28,243	851,526
Jefferson-Pilot Corp.	84,323	4,187,480
Lincoln National Corp.	105,019	4,935,893
Loews Corp.	89,356	5,227,326
Markel Corp. (1) (2)	2,816	868,454
MBIA Inc. (2)	86,967	5,062,349
Mercury General Corp. (2)	15,953	843,754
MetLife Inc.	241,372	9,329,028
MGIC Investment Corp.	59,408	3,953,602
Nationwide Financial Services Inc.	33,687	1,182,751
Odyssey Re Holdings Corp. (2)	7,779	172,538
Old Republic International Corp.	109,026	2,728,921
PMI Group Inc. (The)	57,289	2,324,788
Principal Financial Group Inc.	192,056	6,908,254
Progressive Corp. (The)	110,015	9,323,771
Protective Life Corp. (2)	41,371	1,626,294
Prudential Financial Inc.	263,746	12,406,612
Radian Group Inc.	36,596	1,691,833
Reinsurance Group of America Inc. (2)	17,457	719,228
SAFECO Corp. (2)	83,747	3,823,051
St. Paul Travelers Companies Inc.	400,547	13,242,084

StanCorp Financial Group Inc. (2)	17,253	1,228,414
Torchmark Corp.	67,206	3,574,015
Transatlantic Holdings Inc. (2)	14,157	769,433
Unitrin Inc.	16,336	679,088
UNUMProvident Corp. (2)	178,566	2,801,701
Wesco Financial Corp. (2)	788	276,982

		203,666,670

INTERNET—0.14%
Avocent Corp. (1)	4,401	114,558
CheckFree Corp. (1) (2)	17,574	486,273
Google Inc. Class A (1)	888	115,085
IAC/InterActiveCorp (1) (2)	105,706	2,327,646
McAfee Inc. (1)	16,197	325,560
TIBCO Software Inc. (1)	21,670	184,412
VeriSign Inc. (1)	45,284	900,246
WebMD Corp. (1) (2)	74,119	515,868

		4,969,648

INVESTMENT COMPANIES—0.08%
Allied Capital Corp. (2)	78,034	1,903,249
American Capital Strategies Ltd.	31,998	1,002,817

		2,906,066

IRON & STEEL—0.15%
International Steel Group Inc. (1) (2)	9,384	316,241
Nucor Corp.	23,870	2,181,002
United States Steel Corp. (2)	67,865	2,553,081

		5,050,324

LEISURE TIME—0.09%
Brunswick Corp.	23,683	1,083,734
Sabre Holdings Corp.	83,532	2,049,040

		3,132,774

LODGING—0.32%
Caesars Entertainment Inc. (1)	184,261	3,077,159
Harrah’s Entertainment Inc.	30,548	1,618,433
Hilton Hotels Corp.	34,160	643,574
Marriott International Inc. Class A	14,016	728,271
MGM Mirage (1) (2)	28,578	1,418,898
Starwood Hotels & Resorts Worldwide Inc.	80,093	3,717,917

		11,204,252

MACHINERY—0.41%
AGCO Corp. (1) (2)	54,064	1,222,928
Briggs & Stratton Corp.	3,476	282,251
Caterpillar Inc.	48,607	3,910,433
Cummins Inc. (2)	22,916	1,693,263
Deere & Co.	86,609	5,590,611
Rockwell Automation Inc.	38,684	1,497,071

		14,196,557

MANUFACTURING—6.82%
Brink’s Co. (The)	1,547	46,673
Carlisle Companies Inc. (2)	18,836	1,204,185
Crane Co.	30,834	891,719
Dover Corp.	23,512	913,911
Eastman Kodak Co.	172,716	5,564,910
Eaton Corp.	90,625	5,746,531
General Electric Co.	5,606,908	188,279,971
Harsco Corp.	16,484	740,132
Honeywell International Inc.	515,951	18,502,003
Illinois Tool Works Inc.	8,679	808,622
ITT Industries Inc.	35,079	2,805,969
Pall Corp. (2)	68,688	1,681,482
Pentair Inc. (2)	60,689	2,118,653
Roper Industries Inc.	2,468	141,811
SPX Corp. (2)	42,622	1,508,819
Teleflex Inc. (2)	21,808	926,840
Textron Inc.	71,269	4,580,459

		236,462,690

MEDIA—4.76%
Belo (A.H.) Corp. (2)	24,180	545,017
Cablevision Systems Corp. (1) (2)	13,867	281,223
Citadel Broadcasting Corp. (1)	16,715	214,286
Clear Channel Communications Inc.	179,101	5,582,578
Comcast Corp. Class A (1)	1,286,228	36,323,079
Cox Communications Inc. Class A (1)	53,702	1,779,147
Cox Radio Inc. Class A (1) (2)	12,870	192,020
Dex Media Inc. (1)	11,136	235,749
DIRECTV Group Inc. (The) (1)	43,556	766,150
Entercom Communications Corp. (1)	11,125	363,342
Fox Entertainment Group Inc. Class A (1)	85,886	2,382,478
Gannett Co. Inc.	163,613	13,704,225
Gemstar-TV Guide International Inc. (1)	93,729	529,569
Hearst-Argyle Television Inc.	19,136	467,875
Knight Ridder Inc.	39,132	2,561,189
Lee Enterprises Inc. (2)	26,865	1,244,924
Liberty Media Corp. Class A	843,491	7,355,242
Liberty Media International Inc. Class A (1)	28,875	963,328
McClatchy Co. (The) Class A (2)	11,357	804,416
Media General Inc. Class A	7,663	428,745
New York Times Co. Class A	8,322	325,390
Radio One Inc. Class D (1) (2)	26,202	372,854
Sirius Satellite Radio Inc. (1) (2)	739,399	2,366,077
Time Warner Inc. (1)	2,139,148	34,525,849
Tribune Co.	149,639	6,157,645
UnitedGlobalCom Inc. Class A (1)	46,817	349,723
Univision Communications Inc. Class A (1)	54,762	1,731,027
Viacom Inc. Class B	684,343	22,966,551
Walt Disney Co. (The)	866,368	19,536,598
		165,056,296

METAL FABRICATE & HARDWARE—0.05%
Precision Castparts Corp. (2)	17,979	1,079,639
Timken Co. (The) (2)	19,924	490,529
Worthington Industries Inc.	7,202	153,763

		1,723,931

MINING—0.48%
Alcoa Inc.	184,633	6,201,822
Newmont Mining Corp.	86,349	3,931,470
Owens-Illinois Inc. (1)	66,183	1,058,928
Phelps Dodge Corp.	56,215	5,173,466
Southern Peru Copper Corp.	4,328	223,584

		16,589,270

OFFICE & BUSINESS EQUIPMENT—0.28%
IKON Office Solutions Inc. (2)	72,899	876,246
Pitney Bowes Inc.	62,329	2,748,709
Xerox Corp. (1) (2)	437,587	6,161,225

		9,786,180

OFFICE FURNISHINGS—0.01%
Steelcase Inc. Class A (2)	29,446	412,244

		412,244

OIL & GAS—11.58%
Amerada Hess Corp.	46,431	4,132,359
Anadarko Petroleum Corp.	151,198	10,033,499
Apache Corp.	195,238	9,783,376
Burlington Resources Inc.	210,024	8,568,979
Chesapeake Energy Corp. (2)	161,608	2,558,255
ChevronTexaco Corp.	1,286,025	68,982,381
ConocoPhillips	411,917	34,127,323
Devon Energy Corp.	143,923	10,219,972
Diamond Offshore Drilling Inc. (2)	16,822	554,958
ENSCO International Inc. (2)	39,877	1,302,782
EOG Resources Inc.	70,065	4,613,780
Exxon Mobil Corp.	3,930,255	189,949,224
Kerr-McGee Corp.	79,489	4,550,745
Marathon Oil Corp.	207,328	8,558,500
Murphy Oil Corp. (2)	49,040	4,255,201
Newfield Exploration Co. (1)	19,383	1,187,015
Noble Energy Inc.	34,658	2,018,482
Occidental Petroleum Corp.	234,871	13,136,335
Patterson-UTI Energy Inc.	7,087	135,149
Pioneer Natural Resources Co. (2)	72,641	2,504,662
Pogo Producing Co.	30,439	1,444,331
Premcor Inc. (1)	23,159	891,621
Pride International Inc. (1) (2)	36,132	715,052
Rowan Companies Inc. (1)	31,213	824,023
Sunoco Inc.	45,303	3,351,516
Unocal Corp. (2)	158,528	6,816,704
Valero Energy Corp.	77,503	6,216,516

		401,432,740

OIL & GAS SERVICES—0.11%
Bank of America N.A. (1)	49,867	1,337,433
Cooper Cameron Corp. (1) (2)	25,285	1,386,629
National-Oilwell Inc. (1)	18,955	622,861
Tidewater Inc. (2)	19,352	629,908

		3,976,831

PACKAGING & CONTAINERS—0.27%
Ball Corp.	33,444	1,251,809
Bemis Co. Inc.	63,908	1,698,675
Packaging Corp. of America	36,563	894,697
Pactiv Corp. (1)	30,494	708,986
Sealed Air Corp. (1)	8,087	374,832
Smurfit-Stone Container Corp. (2)	152,299	2,950,032
Sonoco Products Co. (2)	58,406	1,544,255

		9,423,286

PHARMACEUTICALS—2.12%
AmerisourceBergen Corp.	49,570	2,662,405
Bristol-Myers Squibb Co.	824,343	19,512,199
Caremark Rx Inc. (1)	119,818	3,842,563
Eyetech Pharmaceuticals Inc. (1) (2)	1,125	38,239
Hospira Inc. (1)	93,514	2,861,528
King Pharmaceuticals Inc. (1)	144,207	1,721,832
Medco Health Solutions Inc. (1)	92,499	2,858,219
Merck & Co. Inc.	739,372	24,399,276
Omnicare Inc.	11,729	332,634
Watson Pharmaceuticals Inc. (1)	47,113	1,387,949
Wyeth	374,712	14,014,229

		73,631,073

PIPELINES—0.51%
Dynegy Inc. Class A (1) (2)	170,768	852,132
El Paso Corp. (2)	384,276	3,531,496
Equitable Resources Inc. (2)	37,414	2,031,954
Kinder Morgan Inc.	48,160	3,025,411
National Fuel Gas Co. (2)	43,081	1,220,485
Questar Corp.	50,180	2,299,248
Western Gas Resources Inc.	31,627	904,216
Williams Companies Inc.	313,589	3,794,427

		17,659,369

REAL ESTATE—0.03%
Forest City Enterprises Inc. Class A (2)	18,606	1,025,191

		1,025,191

REAL ESTATE INVESTMENT TRUSTS—2.88%
AMB Property Corp.	49,355	1,827,122
Annaly Mortgage Management Inc. (2)	71,100	1,217,943
Apartment Investment & Management Co. Class A	56,341	1,959,540
Archstone-Smith Trust	118,226	3,740,671
Arden Realty Group Inc.	39,017	1,271,174
AvalonBay Communities Inc. (2)	43,271	2,605,780
Boston Properties Inc. (2)	49,873	2,762,465
BRE Properties Inc. Class A (2)	30,577	1,172,628
Camden Property Trust	23,723	1,096,003
CBL & Associates Properties Inc. (2)	7,502	457,247
CenterPoint Properties Trust (2)	27,865	1,214,357
Chelsea Property Group Inc.	15,053	1,010,056
Crescent Real Estate Equities Co. (2)	47,579	748,893
Developers Diversified Realty Corp.	61,572	2,410,544
Duke Realty Corp. (2)	85,406	2,835,479
Equity Office Properties Trust	242,200	6,599,950
Equity Residential	168,707	5,229,917
Federal Realty Investment Trust (2)	30,760	1,353,440
General Growth Properties Inc. (2)	114,307	3,543,517
Health Care Property Investors Inc.	79,912	2,077,712
Health Care REIT Inc. (2)	30,781	1,083,491
Hospitality Properties Trust	40,136	1,705,379
Host Marriott Corp. (1) (2)	208,623	2,926,981
HRPT Properties Trust (2)	107,739	1,184,052
iStar Financial Inc.	66,453	2,739,857
Kimco Realty Corp. (2)	58,237	2,987,558
Liberty Property Trust	51,236	2,041,242
Macerich Co. (The)	35,078	1,869,307
Mack-Cali Realty Corp.	36,226	1,604,812
Mills Corp. (2)	18,829	976,660
New Plan Excel Realty Trust Inc. (2)	60,484	1,512,100
Pan Pacific Retail Properties Inc.	24,450	1,322,745
Plum Creek Timber Co. Inc.	109,874	3,848,886
ProLogis	109,017	3,841,759
Public Storage Inc.	49,052	2,430,527
Rayonier Inc. (2)	29,593	1,338,787
Reckson Associates Realty Corp.	39,797	1,144,164
Regency Centers Corp. (2)	15,607	725,569
Rouse Co. (The)	61,898	4,139,738
Shurgard Storage Centers Inc. Class A (2)	27,590	1,070,492
Simon Property Group Inc.	93,989	5,040,630
SL Green Realty Corp. (2)	22,982	1,190,697
Thornburg Mortgage Inc. (2)	49,108	1,424,623
Trizec Properties Inc. (2)	53,064	847,432
United Dominion Realty Trust Inc. (2)	76,463	1,516,261
Ventas Inc.	22,635	586,699
Vornado Realty Trust	57,625	3,611,935
Weingarten Realty Investors	4,877	160,990

		100,007,811

RETAIL—2.76%
American Eagle Outfitters Inc.	2,511	92,530
AnnTaylor Stores Corp. (1)	13,055	305,487
AutoNation Inc. (1)	105,275	1,798,097
Barnes & Noble Inc. (1)	28,670	1,060,790
Big Lots Inc. (1)	40,974	501,112
BJ’s Wholesale Club Inc. (1) (2)	41,550	1,135,977
Blockbuster Inc. (2)	15,925	120,871
Borders Group Inc. (2)	46,544	1,154,291
Brinker International Inc. (1)	5,205	162,136
Cabela’s Inc. Class A (1)	1,722	41,070
Circuit City Stores Inc.	98,287	1,507,723
Claire’s Stores Inc.	3,656	91,546
Costco Wholesale Corp.	258,467	10,741,889
CVS Corp.	211,295	8,901,858
Darden Restaurants Inc.	53,689	1,252,027
Dillard’s Inc. Class A (2)	35,933	709,317
Federated Department Stores Inc.	108,749	4,940,467
Foot Locker Inc.	53,985	1,279,445
Home Depot Inc.	111,896	4,386,323
Kmart Holding Corp. (1) (2)	28,585	2,500,330
Limited Brands Inc.	235,899	5,258,189
May Department Stores Co. (The)	174,697	4,477,484
McDonald’s Corp.	756,309	21,199,341
Neiman-Marcus Group Inc. Class A (2)	25,590	1,471,425
Nordstrom Inc.	21,056	805,181
Office Depot Inc. (1) (2)	188,921	2,839,483
Outback Steakhouse Inc. (2)	4,479	186,013
Penney (J.C.) Co. Inc. (Holding Co.)	146,634	5,173,248
Pier 1 Imports Inc.	28,486	515,027
Regis Corp.	15,282	614,642
Rite Aid Corp. (1)	29,477	103,759
Saks Inc. (2)	77,049	928,440
Sears, Roebuck and Co. (2)	128,146	5,106,618
Toys R Us Inc. (1) (2)	128,070	2,271,962
Wendy’s International Inc. (2)	59,617	2,003,131

		95,637,229

SAVINGS & LOANS—1.29%
Astoria Financial Corp.	46,698	1,657,312
Capitol Federal Financial (2)	12,779	411,228
Golden West Financial Corp.	51,354	5,697,726
GreenPoint Financial Corp.	66,286	3,066,390
Independence Community Bank Corp.	50,200	1,960,310
New York Community Bancorp Inc. (2)	159,608	3,278,348
People’s Bank (2)	22,972	820,790
Sovereign Bancorp Inc.	205,853	4,491,712
Washington Federal Inc. (2)	46,857	1,178,454
Washington Mutual Inc.	522,999	20,438,801
Webster Financial Corp.	31,655	1,563,440

		44,564,511

SEMICONDUCTORS—0.20%
Advanced Micro Devices Inc. (1) (2)	97,805	1,271,465
Applied Micro Circuits Corp. (1)	100,039	313,122
Conexant Systems Inc. (1)	116,719	187,918
Fairchild Semiconductor International Inc. Class A (1)	32,910	466,335
Freescale Semiconductor Inc. Class A (1)	13,767	196,868
International Rectifier Corp. (1)	7,189	246,583
Intersil Corp. Class A	44,542	709,554
LSI Logic Corp. (1)	128,755	554,934
Micron Technology Inc. (1)	185,434	2,230,771
Novellus Systems Inc. (1)	22,166	589,394
QLogic Corp. (1)	8,981	265,927

		7,032,871

SOFTWARE—1.25%
Activision Inc. (1)	13,720	190,296
Automatic Data Processing Inc.	49,098	2,028,729
BMC Software Inc. (1)	95,341	1,507,341
Compuware Corp. (1)	229,635	1,182,620
Fair Isaac Corp.	5,977	174,528
Microsoft Corp.	1,107,644	30,626,357
NAVTEQ Corp. (1)	5,654	201,509
Oracle Corp. (1)	237,430	2,678,210
PeopleSoft Inc. (1)	168,215	3,339,068
Siebel Systems Inc. (1)	60,745	458,017
Sybase Inc. (1) (2)	57,639	794,842

		43,181,517

TELECOMMUNICATIONS—6.39%
ADC Telecommunications Inc. (1) (2)	149,093	269,858
Advanced Fibre Communications Inc. (1)	34,302	545,402
Alltel Corp.	185,004	10,158,570
American Tower Corp. Class A (1) (2)	128,748	1,976,282
Andrew Corp. (1)	53,953	660,385
AT&T Corp.	476,453	6,822,807
AT&T Wireless Services Inc. (1)	680,248	10,054,065
BellSouth Corp.	1,101,692	29,877,887
CenturyTel Inc.	83,222	2,849,521
CIENA Corp. (1)	309,820	613,444
Citizens Communications Co.	172,151	2,305,102
Comverse Technology Inc. (1)	51,843	976,204
Corning Inc. (1)	128,804	1,427,148
Crown Castle International Corp. (1) (2)	56,494	840,631
Foundry Networks Inc. (1)	23,517	223,176
Harris Corp.	13,901	763,721
Lucent Technologies Inc. (1) (2)	2,572,379	8,154,441
NTL Inc. (1) (2)	41,307	2,563,925
Polycom Inc. (1)	21,873	433,523
Qwest Communications International Inc. (1)	886,248	2,951,206
SBC Communications Inc.	1,989,267	51,621,479
Scientific-Atlanta Inc.	91,739	2,377,875
Sprint Corp. (FON Group)	667,122	13,429,166
Telephone & Data Systems Inc. (2)	16,656	1,401,936
Tellabs Inc. (1) (2)	146,389	1,345,315
3Com Corp. (1)	238,410	1,006,089
United States Cellular Corp. (1)	5,217	225,114
UTStarcom Inc. (1) (2)	6,184	99,624
Verizon Communications Inc.	1,664,719	65,556,634

		221,530,530

TEXTILES—0.03%
Mohawk Industries Inc. (1) (2)	14,856	1,179,418

		1,179,418

TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	92,657	1,741,952
Mattel Inc.	142,107	2,576,400

		4,318,352

TRANSPORTATION—1.03%
Burlington Northern Santa Fe Corp.	222,606	8,528,036
CNF Inc.	21,474	880,219
CSX Corp. (2)	129,413	4,296,512
FedEx Corp.	42,884	3,674,730
Norfolk Southern Corp.	235,889	7,015,339
Ryder System Inc.	20,871	981,772
Union Pacific Corp.	155,550	9,115,230
Yellow Roadway Corp. (1) (2)	28,599	1,341,007

		35,832,845

WATER—0.04%
Aqua America Inc. (2)	56,458	1,248,286

		1,248,286
TOTAL COMMON STOCKS (Cost: $3,243,436,571)		3,462,318,129

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.47%

COMMERCIAL PAPER—1.56%
Alpine Securitization Corp.
1.77%, 10/18/04 (4)	1,263,322	1,262,266
1.88%, 10/01/04 (4)	1,435,593	1,435,593
Amsterdam Funding Corp.
1.72%, 10/14/04 (4)	1,076,695	1,076,026
1.73%, 10/18/04 (4)	358,898	358,605
1.78%, 10/26/04 (4)	646,017	645,218
1.78%, 10/27/04 (4)	358,898	358,437
1.78%, 10/28/04 (4)	1,076,695	1,075,257

Barton Capital Corp.
1.77%, 10/15/04 (4)	861,356	860,763
1.78%, 10/18/04 (4)	1,435,593	1,434,390
1.78%, 10/19/04 (4)	1,076,695	1,075,736
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (4)	717,796	717,385
CRC Funding LLC
1.78%, 11/09/04 (4)	717,796	716,412
Delaware Funding Corp.
1.78%, 10/22/04 (4)	358,898	358,526
1.78%, 10/26/04 (4)	358,898	358,455
1.78%, 10/27/04 (4)	734,378	733,434
Edison Asset Securitization
1.45%, 11/09/04 (4)	1,435,593	1,433,338
1.59%, 12/02/04 (4)	1,435,593	1,431,662
Eureka Securitization Inc.
1.79%, 11/01/04 (4)	609,912	608,972
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (4)	1,076,695	1,076,026
1.78%, 10/22/04 (4)	358,898	358,526
1.78%, 10/26/04 (4)	574,237	573,527
Ford Credit Auto Receivables
1.85%, 01/14/05 (4)	717,796	713,923
GIRO Funding US Corp.
1.55%, 10/15/04 (4)	941,390	940,823
1.78%, 10/27/04 (4)	670,336	669,474
Grampian Funding LLC
1.26%, 10/22/04 (4)	1,435,593	1,434,542
1.44%, 10/27/04 (4)	1,435,593	1,434,100
1.59%, 11/30/04 (4)	717,796	715,894
1.78%, 10/18/04 (4)	1,435,593	1,434,386
Jupiter Securitization Corp.
1.72%, 10/15/04 (4)	1,794,491	1,793,291
1.78%, 10/27/04 (4)	717,796	716,874
Liberty Street Funding Corp.
1.79%, 10/20/04 (4)	1,077,958	1,076,940
Nationwide Building Society
1.63%, 12/09/04 (4)	1,191,542	1,187,820
Park Avenue Receivables Corp.
1.78%, 10/25/04 (4)	717,796	716,945
1.78%, 10/28/04 (4)	875,712	874,543
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (4)	2,871,186	2,869,403
1.77%, 10/06/04 (4)	1,435,593	1,435,240
1.78%, 10/15/04 (4)	717,796	717,300
1.78%, 10/19/04 (4)	358,898	358,579
1.80%, 10/28/04 (4)	1,079,753	1,078,295
Prudential Funding LLC
1.60%, 12/01/04 (4)	717,796	715,850
Ranger Funding Co. LLC
1.76%, 10/01/04 (4)	1,435,593	1,435,593
Scaldis Capital LLC
1.73%, 10/15/04 (4)	717,796	717,314
Sydney Capital Corp.
1.25%, 10/22/04 (4)	477,765	477,417
1.74%, 10/12/04 (4)	2,477,403	2,476,086
UBS Finance (Delaware)
1.11%, 12/17/04 (4)	2,153,389	2,148,277
1.88%, 10/01/04 (4)	7,895,761	7,895,761
WhistleJacket Capital LLC
1.26%, 10/20/04 (4)	355,596	355,360

		54,338,584

FLOATING RATE NOTES—1.66%
Bank of Nova Scotia
1.76%, 09/26/05 (4)	358,898	358,742
Beta Finance Inc.
1.63%, 05/04/05 (4) (5)	861,356	861,255
1.69%, 10/12/04 (4) (5)	717,796	717,794
1.80%, 03/15/05 (4) (5)	717,796	718,059
1.89%, 09/23/05 (4) (5)	1,292,034	1,291,528
1.89%, 09/27/05 (4) (5)	1,148,474	1,148,020
2.04%, 10/27/05 (4) (5)	1,363,813	1,365,419
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (4)	2,153,389	2,152,721
CC USA Inc.
1.61%, 07/29/05 (4) (5)	1,435,593	1,435,237
1.63%, 05/04/05 (4) (5)	1,435,593	1,435,424
Den Danske Bank NY
1.68%, 08/12/05 (4)	1,435,593	1,435,221
1.77%, 08/26/05 (4)	1,435,593	1,435,205
Depfa Bank PLC
1.86%, 09/15/05 (4)	1,435,593	1,435,593
Dorada Finance Inc.
1.61%, 07/29/05 (4) (5)	1,191,542	1,191,247
Five Finance Inc.
1.79%, 04/29/05 (4) (5)	1,148,474	1,148,408
HBOS Treasury Services PLC
1.96%, 04/22/05 (4)	1,435,593	1,435,593
K2 USA LLC
1.61%, 07/25/05 (4) (5)	717,796	717,679
1.70%, 06/10/05 (4) (5)	1,435,593	1,435,472
1.70%, 09/12/05 (4) (5)	1,435,593	1,435,322
1.79%, 10/20/05 (4) (5)	1,435,593	1,435,645
Links Finance LLC
1.68%, 04/25/05 (4)	1,435,593	1,436,122
1.71%, 04/15/05 (4) (5)	1,435,593	1,435,439
National City Bank (Ohio)
1.67%, 08/09/05 (4)	1,435,593	1,435,225
1.73%, 06/10/05 (4)	717,796	717,952
1.76%, 06/23/05 (4)	1,435,593	1,435,280

Nationwide Building Society
1.96%, 10/28/05 (4) (5)	2,440,508	2,440,849
Norddeutsche Landesbank
1.59%, 07/27/05 (4)	1,435,593	1,435,179
Northern Rock PLC
1.56%, 01/13/05 (4) (5)	1,363,813	1,363,813
Permanent Financing PLC
1.69%, 03/10/05 (4)	1,435,593	1,435,593
1.70%, 12/10/04 (4)	717,796	717,796
1.72%, 06/10/05 (4)	646,017	646,017
Sigma Finance Inc.
1.52%, 10/07/04 (4)	1,435,593	1,435,588
1.73%, 11/15/04 (4)	1,435,593	1,435,579
1.75%, 08/17/05 (4)	717,796	717,852
1.75%, 09/15/05 (4)	1,794,491	1,794,648
Tango Finance Corp.
1.66%, 04/07/05 (4) (5)	526,863	526,835
1.66%, 05/17/05 (4) (5)	1,191,542	1,191,505
1.70%, 02/25/05 (4) (5)	803,932	803,867
1.72%, 01/18/05 (4) (5)	631,661	631,642
1.81%, 07/25/05 (4) (5)	1,435,593	1,435,476
WhistleJacket Capital LLC
1.72%, 07/15/05 (4) (5)	1,076,695	1,076,523
1.72%, 09/15/05 (4)	1,076,695	1,076,489
1.84%, 06/15/05 (4) (5)	717,796	717,681
White Pine Finance LLC
1.55%, 07/11/05 (4)	358,898	358,867
1.63%, 07/05/05 (4)	717,796	717,677
1.68%, 05/20/05 (4)	646,017	645,976
1.71%, 04/15/05 (4) (5)	1,076,695	1,076,579
1.72%, 11/15/04 (4) (5)	861,356	861,356
1.73%, 06/15/05 (4) (5)	588,593	588,593
1.80%, 03/29/05 (4)	617,305	617,237
1.80%, 08/26/05 (4) (5)	717,796	717,667

		57,516,486

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (4) (5)	1,435,593	1,435,516
1.51%, 02/15/05 (4) (5)	933,135	933,680
Dorada Finance Inc.
1.48%, 01/18/05 (4) (5)	1,076,695	1,076,679
K2 USA LLC
1.46%, 01/12/05 (4) (5)	717,796	717,776
WhistleJacket Capital LLC
1.32%, 02/04/05 (4) (5)	358,898	358,874

		4,522,525

MONEY MARKET FUNDS—1.33%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	5,742,372	5,742,372
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4) (6)	23,002,290	23,002,290
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4) (6)	15,791,523	15,791,523
BlackRock Temp Cash Money Market Fund (4)	595,280	595,280
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	964,486	964,486

		46,095,951

REPURCHASE AGREEMENTS—0.79%
Banc of America Securities LLC
1.90%, 10/01/04 (4) (7)	4,306,779	4,306,779
Bank of America N.A.
1.90%, 10/01/04 (4) (7)	10,049,151	10,049,151
Goldman Sachs & Co.
1.90%, 10/01/04 (4) (7)	9,331,355	9,331,355
Lehman Brothers Inc.
1.90%, 10/01/04 (4) (7)	3,732,542	3,732,542

		27,419,827

TIME DEPOSITS—0.85%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (4)	1,435,593	1,435,593
1.33%, 02/10/05 (4)	717,796	717,758
1.39%, 02/02/05 (4)	717,796	717,760
1.39%, 04/08/05 (4)	1,004,915	1,004,837
1.40%, 10/25/04 (4)	1,435,593	1,435,568
Bank of New York
1.39%, 11/01/04 (4)	1,435,593	1,435,581
1.60%, 12/03/04 (4)	358,898	358,867
Bank of Nova Scotia
1.13%, 10/06/04 (4)	1,435,593	1,435,593
1.24%, 10/07/04 (4)	1,076,695	1,076,693
1.42%, 10/29/04 (4)	1,076,695	1,076,701
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (4)	1,076,695	1,076,692
1.38%, 11/22/04 (4)	358,898	358,902
1.40%, 10/29/04 (4)	1,435,593	1,435,590
HBOS Treasury Services PLC
1.24%, 04/01/05 (4)	918,780	918,734
National City Bank (Ohio)
1.25%, 01/06/05 (4)	1,435,593	1,435,612
Nordea Bank PLC
2.11%, 06/07/05 (4)	1,435,593	1,435,399
SunTrust Bank
1.88%, 10/01/04 (4)	5,742,372	5,742,372
Toronto-Dominion Bank
1.22%, 03/23/05 (4)	2,512,288	2,512,079
1.34%, 02/10/05 (4)	574,237	574,206
1.41%, 11/01/04 (4)	1,076,695	1,076,686
1.77%, 05/10/05 (4)	717,796	717,753
1.78%, 10/29/04 (4)	717,796	717,796
1.90%, 05/11/05 (4)	717,796	717,753

		29,414,525

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (4)	1,004,915	1,006,643
1.80%, 01/18/05 (4)	667,551	663,913
1.80%, 01/19/05 (4)	717,796	713,849
2.06%, 05/31/05 (4)	715,686	705,776
Federal National Mortgage Association
2.33%, 07/22/05 (4)	2,153,389	2,112,502

		5,202,683
TOTAL SHORT-TERM INVESTMENTS (Cost: $224,510,581)		224,510,581

TOTAL INVESTMENTS IN SECURITIES — 106.34% (Cost: $3,467,947,152)		3,686,828,710
Other Assets, Less Liabilities — (6.34%)		(219,875,659)

NET ASSETS — 100.00%		$3,466,953,051

NVS	- Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 5.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.88%

ADVERTISING—0.50%
ADVO Inc.	185,460	5,738,131
Catalina Marketing Corp. 1	317,839	7,335,724
Donnelley (R.H.) Corp. 2	135,142	6,670,609
Greenfield Online Inc. 2	2,587	52,542
Grey Global Group Inc. 1	5,286	5,259,570
Marchex Inc. Class B 2	23,822	296,822
Reading International Inc. Class A 1 2	86,938	695,504
SITEL Corp. 2	354,738	766,234
ValueVision Media Inc. Class A 1 2	110,906	1,485,031
Ventiv Health Inc. 2	112,301	1,903,502

		30,203,669

AEROSPACE & DEFENSE—1.27%
AAR Corp. 1 2	197,858	2,463,332
Armor Holdings Inc. 2	174,098	7,244,218
BE Aerospace Inc. 2	226,448	2,060,677
Curtiss-Wright Corp. 1	127,964	7,323,380
DRS Technologies Inc. 2	142,407	5,331,718
Ducommun Inc. 2	44,761	1,000,408
EDO Corp. 1	95,737	2,656,702
Engineered Support Systems Inc.	135,157	6,168,565
Esterline Technologies Corp. 2	129,283	3,954,767
GenCorp. Inc. 1	241,738	3,275,550
HEICO Corp. 1	119,797	2,118,011
Herley Industries Inc. 2	70,503	1,317,701
Innovative Solutions & Support Inc. 2	42,277	1,037,055
Kaman Corp. Class A	130,105	1,553,454
Moog Inc. Class A 2	158,729	5,761,863
MTC Technologies Inc. 2	43,919	1,213,482
Orbital Sciences Corp. 1 2	297,559	3,398,124
Sequa Corp. Class A 2	37,912	1,979,386
Teledyne Technologies Inc. 2	198,403	4,968,011
Titan Corp. (The) 2	511,819	7,150,111
Triumph Group Inc. 1 2	96,693	3,271,124
United Industrial Corp. 1	64,563	2,123,477

		77,371,116

AGRICULTURE—0.34%
Alico Inc.	21,650	922,290
Delta & Pine Land Co.	228,143	6,102,825
DIMON Inc.	276,244	1,627,077
Maui Land & Pineapple Co. Inc. 2	19,370	613,060
Standard Commercial Corp.	61,080	962,010
Tejon Ranch Co. 1 2	46,714	1,758,782
Universal Corp.	150,974	6,739,479
Vector Group Ltd. 1	147,060	2,210,305

		20,935,828

AIRLINES—0.54%
AirTran Holdings Inc. 1 2	516,393	5,143,274
Alaska Air Group Inc. 1 2	177,737	4,404,323

America West Holdings Corp. Class B 1 2	217,031	1,171,967
Continental Airlines Inc. Class B 1 2	404,058	3,442,574
Delta Air Lines Inc. 1 2	653,477	2,149,939
ExpressJet Holdings Inc. 2	229,273	2,295,023
FLYi Inc. 1 2	277,179	1,083,770
Frontier Airlines Inc. 1 2	217,247	1,668,457
Mesa Air Group Inc. 1 2	195,783	998,493
Northwest Airlines Corp. 1 2	456,597	3,748,661
Pinnacle Airlines Corp. 2	119,764	1,209,616
Republic Airways Holdings Inc. 2	31,538	283,527
SkyWest Inc.	353,979	5,327,384

		32,927,008

APPAREL—0.94%
Carter’s Inc. 2	40,719	1,127,509
Cherokee Inc.	41,083	980,240
Deckers Outdoor Corp. 1 2	54,426	1,850,484
DHB Industries Inc. 1 2	125,360	1,780,112
Guess? Inc. 2	90,349	1,609,116
Gymboree Corp. 2	185,787	2,675,333
Hartmarx Corp. 2	140,259	1,040,722
Kellwood Co. 1	164,753	6,005,247
K-Swiss Inc. Class A 1	157,694	3,035,609
OshKosh B’Gosh Inc. Class A 1	40,304	814,141
Oxford Industries Inc. 1	80,953	3,015,499
Perry Ellis International Inc. 2	33,419	751,593
Phillips-Van Heusen Corp.	147,779	3,292,516
Quiksilver Inc. 1 2	339,596	8,632,530
Russell Corp.	174,515	2,938,833
Skechers U.S.A. Inc. Class A 1 2	121,912	1,770,162
Steven Madden Ltd. 2	71,353	1,259,380
Stride Rite Corp.	238,379	2,443,385
Warnaco Group Inc. (The) 1 2	280,011	6,224,645
Wolverine World Wide Inc. 1	242,438	6,109,438

		57,356,494

AUTO MANUFACTURERS—0.12%
A.S.V. Inc. 2	47,339	1,771,899
Noble International Ltd.	39,202	716,221
Wabash National Corp. 1 2	165,520	4,546,834

		7,034,954

AUTO PARTS & EQUIPMENT—0.97%
Aftermarket Technology Corp. 2	70,794	890,589
ArvinMeritor Inc.	423,017	7,931,569
Bandag Inc. 1	68,455	2,998,329
Collins & Aikman Corp. 1 2	232,327	971,127
Commercial Vehicle Group Inc. 2	18,577	294,260
Cooper Tire & Rubber Co.	402,035	8,109,046
Exide Technologies Inc. 2	122,879	1,947,632
Goodyear Tire & Rubber Co. (The) 1 2	928,189	9,968,750
Hayes Lemmerz International Inc. 2	231,935	2,356,460
Keystone Automotive Industries Inc. 2	92,980	2,045,560
Modine Manufacturing Co.	145,125	4,369,714
Sports Resorts International Inc. 2	9,848	36,044
Standard Motor Products Inc.	77,413	1,169,710
Strattec Security Corp. 2	23,394	1,456,510
Superior Industries International Inc. 1	125,650	3,763,217
Tenneco Automotive Inc. 2	255,544	3,347,626
Tower Automotive Inc. 1 2	359,086	750,490
Visteon Corp. 1	789,652	6,309,319

		58,715,952

BANKS—8.72%
ABC Bancorp	59,188	1,193,822

ACE Cash Express Inc. 2	55,594	1,447,668
Alabama National Bancorp	79,617	4,766,670
AMCORE Financial Inc.	152,810	4,336,748
AmericanWest Bancorporation 2	61,951	1,168,396
Arrow Financial Corp.	53,357	1,601,777
BancFirst Corp.	19,442	1,246,621
Bancorp Bank (The) 2	42,515	865,180
BancorpSouth Inc.	470,910	10,826,221
BancTrust Financial Group Inc.	51,865	975,062
Bank of Granite Corp.	83,212	1,615,145
Bank of the Ozarks Inc. 1	65,097	1,935,334
Banner Corp.	62,071	1,824,887
Boston Private Financial Holdings Inc. 1	166,482	4,155,391
Bryn Mawr Bank Corp. 1	42,646	856,332
Camden National Corp.	46,952	1,620,314
Capital City Bank Group Inc. 1	54,282	2,101,256
Capital Corporation of the West	30,564	1,314,252
Capital Crossing Bank 2	26,279	668,538
Capitol Bancorp Ltd.	62,610	1,836,977
Cascade Bancorp 1	102,277	1,984,174
Cathay General Bancorp	260,875	9,701,941
Center Financial Corp.	58,423	1,111,205
Central Coast Bancorp 1 2	54,367	1,109,087
Central Pacific Financial Corp.	170,039	4,679,473
Century Bancorp Inc. Class A	21,453	681,133
Chemical Financial Corp.	145,958	5,330,386
Chittenden Corp. 1	280,513	7,643,979
Citizens Banking Corp. 1	264,273	8,607,372
City Bank	47,535	1,662,774
City Holding Co.	101,820	3,348,860
Coastal Financial Corp.	77,830	1,124,644
CoBiz Inc. 1	78,204	1,292,712
Columbia Bancorp	35,243	1,026,981
Columbia Banking System Inc.	86,110	2,048,557
Community Bank System Inc.	164,466	4,133,031
Community Banks Inc.	65,452	1,897,453
Community First Bankshares Inc.	220,852	7,080,515
Community Trust Bancorp Inc.	66,334	2,061,661
Corus Bankshares Inc.	94,848	4,090,794
CVB Financial Corp. 1	223,485	4,965,837
East West Bancorp Inc.	304,520	10,228,827
EuroBancshares Inc. 2	49,170	914,070
Farmers Capital Bank Corp.	36,644	1,256,889
Financial Institutions Inc.	48,777	1,093,093
First BanCorp (Puerto Rico)	209,190	10,103,877
First Bancorp Inc. (North Carolina)	45,830	1,545,388
First Busey Corp. Class A 1	81,705	1,561,383
First Charter Corp. 1	181,389	4,384,172
First Citizens BancShares Inc. Class A	37,065	4,373,670
First Commonwealth Financial Corp. 1	424,141	5,772,559
First Community Bancorp	79,158	3,245,478
First Community Bancshares Inc.	61,638	2,024,808
First Financial Bancorp 1	213,550	3,647,434
First Financial Bankshares Inc.	83,280	3,344,525
First Financial Corp.	82,404	2,589,134
First Indiana Corp.	71,651	1,440,185
First Merchants Corp.	112,822	2,781,175
First Midwest Bancorp Inc.	282,886	9,776,540
First National Bankshares of Florida 1	287,566	7,059,745
First Oak Brook Bancshares Inc. Class A	40,600	1,252,104
First of Long Island Corp.	20,621	880,104
First Republic Bank	77,976	3,586,896
1st Source Corp.	72,349	1,855,028
First State Bancorp	47,108	1,485,315
FNB Corp. (Pennsylvania) 1	282,326	6,247,874

FNB Corp. (Virginia)	43,969	1,163,420
Frontier Financial Corp.	98,660	3,482,698
GB&T Bancshares Inc.	45,708	1,008,318
German American Bancorp	56,192	946,273
Glacier Bancorp Inc.	149,454	4,358,079
Gold Bancorp Inc.	244,007	3,291,654
Great Southern Bancorp Inc.	63,702	1,990,687
Greater Bay Bancorp 1	309,182	8,888,982
Hancock Holding Co.	169,555	5,390,153
Hanmi Financial Corp.	90,315	2,727,513
Harleysville National Corp. 1	159,639	3,912,752
Heartland Financial USA Inc.	60,759	1,121,004
IBERIABANK Corp.	38,277	2,209,348
Independent Bank Corp. (Massachusetts)	89,940	2,780,045
Independent Bank Corp. (Michigan)	113,088	3,053,376
Integra Bank Corp.	93,759	2,034,570
Interchange Financial Services Corp. 1	67,822	1,625,693
Irwin Financial Corp. 1	106,478	2,749,262
K-Fed Bancorp 2	35,792	527,932
KNBT Bancorp Inc.	186,536	3,141,266
Lakeland Bancorp Inc. 1	104,863	1,723,948
Lakeland Financial Corp.	35,325	1,197,517
Macatawa Bank Corp.	53,448	1,499,216
Main Street Banks Inc. 1	83,136	2,543,962
MainSource Financial Group Inc.	56,441	1,157,041
MB Financial Inc.	117,425	4,654,727
MBT Financial Corp.	88,768	1,742,516
Mercantile Bank Corp.	43,618	1,519,651
Mid-State Bancshares	143,614	3,695,188
Midwest Banc Holdings Inc.	66,498	1,278,092
Nara Bancorp Inc. 1	112,791	2,272,739
National Penn Bancshares Inc. 1	167,925	5,368,562
NBC Capital Corp.	41,886	1,073,119
NBT Bancorp Inc. 1	200,594	4,699,917
Oak Hill Financial Inc.	21,150	735,597
Old National Bancorp	404,691	10,052,524
Old Second Bancorp Inc.	82,299	2,301,903
Omega Financial Corp. 1	47,113	1,630,110
Oriental Financial Group Inc. 1	103,370	2,797,192
Origen Financial Inc. 1	52,092	383,397
Pacific Capital Bancorp	277,029	8,194,518
Park National Corp.	82,868	10,543,296
Peapack-Gladstone Financial Corp. 1	44,360	1,346,317
PennRock Financial Services Corp.	47,280	1,312,493
Peoples Bancorp Inc.	65,312	1,719,012
Peoples Holding Co.	55,139	1,794,774
Placer Sierra Bancshares 2	6,771	142,191
PrivateBancorp Inc. 1	100,447	2,708,051
Prosperity Bancshares Inc. 1	101,546	2,713,309
Provident Bankshares Corp.	197,033	6,610,457
R&G Financial Corp. Class B	168,887	6,527,483
Republic Bancorp Inc.	390,351	6,011,405
Republic Bancorp Inc. Class A	50,061	1,161,415
Riggs National Corp.	97,362	2,161,436
Royal Bancshares of Pennsylvania Class A	25,853	627,452
S&T Bancorp Inc.	144,529	5,161,131
Sandy Spring Bancorp Inc. 1	88,346	2,888,914
Santander BanCorp	31,929	798,225
SCBT Financial Corp.	46,851	1,382,104
Seacoast Banking Corp. of Florida	71,376	1,524,591
Security Bank Corp. 1	28,293	990,255
Signature Bank 2	33,840	905,220
Silicon Valley Bancshares 1 2	213,042	7,918,771
Simmons First National Corp. Class A	89,778	2,296,521
Smithtown Bancorp Inc.	31,360	784,000

Southern Community Financial Corp.	91,828	1,022,046
Southside Bancshares Inc.	56,569	1,151,745
SouthTrust Corp. 3	0	18
Southwest Bancorp Inc.	64,981	1,432,831
Southwest Bancorp of Texas Inc. 1	418,509	8,428,771
State Bancorp Inc.	49,018	1,110,258
State Financial Services Corp. Class A	35,591	976,617
Sterling Bancorp	82,272	2,225,458
Sterling Bancshares Inc. 1	272,818	3,669,402
Sterling Financial Corp. (Pennsylvania)	130,831	3,511,504
Suffolk Bancorp	66,510	2,006,607
Sun Bancorp Inc. (New Jersey) 2	59,856	1,312,642
Susquehanna Bancshares Inc.	280,783	6,907,262
SY Bancorp Inc. 1	71,877	1,622,264
Taylor Capital Group Inc.	23,452	562,848
Texas Capital Bancshares Inc. 2	130,663	2,371,533
Texas Regional Bancshares Inc. Class A 1	250,321	7,782,480
Tompkins Trustco Inc.	44,462	2,058,146
TriCo Bancshares	67,958	1,421,681
TrustCo Bank Corp. NY 1	453,834	5,818,152
Trustmark Corp.	286,046	8,890,310
UMB Financial Corp.	91,941	4,382,827
Umpqua Holdings Corp.	266,733	6,017,496
Union Bankshares Corp.	53,157	1,656,372
United Bancshares Inc.	227,509	7,883,187
United Community Banks Inc.	173,612	4,213,563
United PanAm Financial Corp. 1 2	28,790	518,364
Univest Corp. of Pennsylvania	46,742	1,904,736
Unizan Financial Corp.	132,504	3,658,435
USB Holding Co. Inc.	69,928	1,767,780
Virginia Commerce Bancorp Inc. 1 2	41,985	1,133,595
Virginia Financial Group Inc.	44,081	1,432,632
Washington Trust Bancorp Inc.	81,098	2,120,713
WesBanco Inc. 1	107,487	3,125,722
West Bancorporation	102,438	1,714,812
West Coast Bancorp	92,129	1,919,047
Westamerica Bancorp	192,049	10,541,570
Western Sierra Bancorp 1 2	38,811	1,292,018
Wilshire Bancorp Inc. 2	43,396	1,309,691
Wintrust Financial Corp. 1	121,797	6,976,532
Yardville National Bancorp	50,998	1,484,042

		530,678,426

BEVERAGES—0.15%
Boston Beer Co. Inc. Class A 2	52,073	1,312,240
Coca-Cola Bottling Co. Consolidated	24,066	1,300,045
Farmer Brothers Co.	41,320	1,104,484
Hansen Natural Corp. 2	33,474	807,393
National Beverage Corp.	45,402	366,848
Peet’s Coffee & Tea Inc. 2	72,187	1,688,454
Robert Mondavi Corp. (The) Class A 1 2	59,750	2,340,407

		8,919,871

BIOTECHNOLOGY—1.91%
Aksys Ltd. 1 2	51,225	243,319
Alexion Pharmaceuticals Inc. 2	165,304	2,975,472
Applera Corp. - Celera Genomics Group 2	444,843	5,200,215
ARIAD Pharmaceuticals Inc. 2	318,539	2,131,026
Avant Immunotherapeutics Inc. 1 2	461,961	789,953
Axonyx Inc. 1 2	300,412	1,697,328
Barrier Therapeutics Inc. 2	41,264	501,770
Bio-Rad Laboratories Inc. Class A 2	105,211	5,376,282
Cambrex Corp.	159,238	3,495,274
CancerVax Corp. 1 2	103,016	834,430
Cell Genesys Inc. 2	271,697	2,437,122

Ciphergen Biosystems Inc. 1 2	144,249	562,571
Corgentech Inc. 1 2	37,333	637,274
CuraGen Corp. 1 2	265,402	1,459,711
Curis Inc. 2	251,155	1,117,640
CYTOGEN Corp. 2	96,087	1,012,757
Cytokinetics Inc. 2	44,905	597,236
deCODE genetics Inc. 1 2	293,438	2,209,588
Digene Corp. 1 2	85,479	2,219,035
Diversa Corp. 2	146,297	1,221,580
Encysive Pharmaceuticals Inc. 1 2	321,881	2,906,585
Enzo Biochem Inc. 1 2	147,556	2,213,340
Enzon Pharmaceuticals Inc. 1 2	267,561	4,267,598
Exelixis Inc. 2	383,437	3,090,502
Genaera Corp. 1 2	310,928	1,215,728
Genencor International Inc. 2	45,193	725,348
Geron Corp. 1 2	273,630	1,639,044
GTx Inc. 1 2	34,557	402,935
Human Genome Sciences Inc. 2	791,217	8,632,177
Illumina Inc. 2	179,243	1,059,326
Immunogen Inc. 2	226,188	1,142,249
Immunomedics Inc. 1 2	258,056	670,946
Incyte Corp. 1 2	372,129	3,583,602
Integra LifeSciences Holdings Corp. 1 2	123,703	3,972,103
InterMune Inc. 1 2	175,766	2,072,281
Keryx Biopharmaceuticals Inc. 2	131,403	1,470,400
Kosan Biosciences Inc. 2	127,650	735,264
Lexicon Genetics Inc. 1 2	385,827	2,542,600
LifeCell Corp. 2	172,586	1,725,860
Maxim Pharmaceuticals Inc. 1 2	174,799	466,713
Maxygen Inc. 2	136,594	1,350,915
Myogen Inc. 2	86,492	700,585
Myriad Genetics Inc. 1 2	165,927	2,837,352
Nanogen Inc. 1 2	211,869	811,458
Neose Technologies Inc. 1 2	125,002	937,515
Oscient Pharmaceuticals Corp. 1 2	368,188	1,307,067
Peregrine Pharmaceuticals Inc. 1 2	761,820	1,226,530
Praecis Pharmaceuticals Inc. 2	325,239	715,526
Regeneration Technologies Inc. 1 2	143,521	1,151,038
Regeneron Pharmaceuticals Inc. 1 2	232,625	2,019,185
Seattle Genetics Inc. 1 2	189,295	1,243,668
Serologicals Corp. 1 2	152,201	3,550,849
SuperGen Inc. 1 2	272,904	1,686,547
Telik Inc. 1 2	266,422	5,941,211
Tercica Inc. 1 2	35,341	318,069
Third Wave Technologies Inc. 2	170,061	1,170,020
Transkaryotic Therapies Inc. 1 2	178,684	3,168,067
Vertex Pharmaceuticals Inc. 1 2	480,443	5,044,651

		116,434,437

BUILDING MATERIALS—1.04%
Aaon Inc. 2	52,778	918,337
Apogee Enterprises Inc.	167,002	2,159,336
Comfort Systems USA Inc. 2	234,193	1,545,674
Drew Industries Inc. 2	43,427	1,556,858
Eagle Materials Inc. 1	111,489	7,949,166
ElkCorp	120,342	3,340,694
Genlyte Group Inc. (The) 2	74,227	4,779,477
Lennox International Inc.	270,568	4,042,286
LSI Industries Inc.	120,001	1,252,810
NCI Building Systems Inc. 2	118,636	3,784,488
Simpson Manufacturing Co. Inc. 1	109,852	6,942,646
Texas Industries Inc.	129,096	6,640,698
Trex Co. Inc. 1 2	62,929	2,786,496
U.S. Concrete Inc. 2	130,662	807,491
Universal Forest Products Inc.	96,161	3,288,706

USG Corp. 1 2	196,580	3,583,653
York International Corp.	243,376	7,688,248

		63,067,064

CHEMICALS—2.94%
Aceto Corp.	97,630	1,405,872
Airgas Inc.	366,816	8,829,261
Albemarle Corp.	193,477	6,789,108
American Vanguard Corp.	30,302	1,082,993
Arch Chemicals Inc. 1	141,747	4,039,789
Cabot Microelectronics Corp. 1 2	146,907	5,325,379
Crompton Corp.	698,508	6,628,841
Cytec Industries Inc. 1	232,781	11,394,630
Ferro Corp.	255,580	5,574,200
FMC Corp. 2	217,845	10,580,732
Fuller (H.B.) Co. 1	172,226	4,718,992
Georgia Gulf Corp.	173,739	7,747,022
Grace (W.R.) & Co. 2	400,767	3,787,248
Great Lakes Chemical Corp. 1	304,323	7,790,669
Hercules Inc. 1 2	670,564	9,555,537
IMC Global Inc. 1 2	706,438	12,284,957
Kronos Worldwide Inc. 1	18,580	737,627
MacDermid Inc.	164,580	4,766,237
Millennium Chemicals Inc. 1 2	396,139	8,402,108
Minerals Technologies Inc.	120,754	7,107,580
NewMarket Corp. 2	84,437	1,763,045
NL Industries Inc. 1	48,886	895,103
Octel Corp.	76,649	1,628,025
Olin Corp.	423,579	8,471,580
OM Group Inc. 2	172,920	6,321,955
OMNOVA Solutions Inc. 2	247,755	1,493,963
PolyOne Corp. 2	559,870	4,210,222
Quaker Chemical Corp. 1	50,882	1,228,800
Schulman (A.) Inc.	183,746	4,049,762
Sensient Technologies Corp. 1	285,402	6,176,099
Spartech Corp.	153,339	3,848,809
Stepan Co.	31,960	760,328
Symyx Technologies Inc. 1 2	171,708	4,043,723
Terra Industries Inc. 1 2	237,586	2,057,495
Valhi Inc.	62,974	946,499
Wellman Inc. 1	196,417	1,665,616
Westlake Chemical Corp. 2	44,586	994,268

		179,104,074

COMMERCIAL SERVICES—4.25%
Aaron Rents Inc.	231,664	5,041,009
ABM Industries Inc.	229,215	4,618,682
Administaff Inc. 1 2	131,129	1,534,209
Advisory Board Co. (The) 1 2	107,886	3,624,970
Albany Molecular Research Inc. 1 2	142,629	1,369,238
Alderwoods Group Inc. 2	243,878	2,397,321
AMN Healthcare Services Inc. 1 2	69,349	828,721
Answerthink Inc. 2	275,297	1,472,839
Arbitron Inc. 2	184,576	6,757,327
Banta Corp.	149,579	5,945,765
Bowne & Co. Inc.	213,308	2,770,871
Bright Horizons Family Solutions Inc. 2	80,392	4,364,482
CDI Corp.	74,924	1,535,942
Central Parking Corp. 1	113,159	1,495,962
Century Business Services Inc. 2	388,774	1,745,595
Charles River Associates Inc. 2	62,237	2,383,055
Chemed Corp.	74,165	4,133,957
Clark Inc. 2	99,094	1,341,733
Coinstar Inc. 1 2	129,925	3,027,252
Consolidated Graphics Inc. 2	68,833	2,884,103

Cornell Companies Inc. 2	82,150	1,018,660
Corrections Corp. of America 2	213,686	7,555,937
CorVel Corp. 2	38,477	1,141,997
CoStar Group Inc. 1 2	97,948	4,818,062
Cross Country Healthcare Inc. 1 2	140,565	2,178,757
DiamondCluster International Inc. Class A 1 2	141,333	1,724,263
Dollar Thrifty Automotive Group Inc. 2	154,245	3,752,781
Electro Rent Corp.	109,211	1,205,689
Euronet Worldwide Inc. 1 2	136,780	2,560,522
Exponent Inc. 2	36,916	1,017,036
Exult Inc. 1 2	305,531	1,607,093
First Advantage Corp. Class A 2	19,806	318,084
First Health Group Corp. 2	558,447	8,985,412
Forrester Research Inc. 2	84,151	1,282,461
FTI Consulting Inc. 1 2	259,444	4,903,492
Gartner Inc. Class A 1 2	417,813	4,884,234
Geo Group Inc. (The) 2	50,283	1,028,287
Gevity HR Inc.	144,304	2,219,396
Healthcare Services Group Inc. 1	90,274	1,621,321
Heidrick & Struggles International Inc. 1 2	101,926	2,937,507
Hooper Holmes Inc.	350,982	1,572,399
Hudson Highland Group Inc. 1 2	60,634	1,769,906
Insurance Auto Auctions Inc. 2	52,351	897,820
Integrated Electrical Services Inc. 2	202,356	973,332
Interactive Data Corp. 2	224,070	4,216,997
Intersections Inc. 2	43,644	639,385
iPayment Holdings Inc. 2	64,224	2,579,236
Jackson Hewitt Tax Service Inc.	198,054	4,006,632
Kelly Services Inc. Class A	107,050	2,859,305
Kforce Inc. 2	154,838	1,297,542
Korn/Ferry International 1 2	190,772	3,477,774
Labor Ready Inc. 1 2	252,986	3,546,864
Landauer Inc. 1	54,236	2,545,295
Learning Tree International Inc. 1 2	53,257	750,924
LECG Corp. 2	79,340	1,341,639
Magellan Health Services Inc. 2	164,164	6,001,836
MAXIMUS Inc. 2	113,907	3,281,661
McGrath RentCorp	58,967	2,155,244
Medical Staffing Network Holdings Inc. 1 2	73,617	452,008
MemberWorks Inc. 1 2	35,616	934,564
Midas Inc. 1 2	95,291	1,543,714
Monro Muffler Brake Inc. 2	57,936	1,265,902
MPS Group Inc. 2	640,969	5,390,549
National Processing Inc. 2	51,071	1,354,403
Navigant Consulting Inc. 2	279,982	6,148,405
NCO Group Inc. 1 2	165,103	4,449,526
Neurogen Corp. 2	154,467	997,857
PAREXEL International Corp. 2	158,933	3,115,087
PDI Inc. 2	51,313	1,384,938
Pre-Paid Legal Services Inc. 1 2	63,507	1,630,860
PRG-Schultz International Inc. 2	249,277	1,430,850
Princeton Review Inc. (The) 2	99,753	748,147
ProxyMed Inc. 2	35,633	355,261
Quanta Services Inc. 1 2	439,164	2,656,942
Rent-Way Inc. 1 2	162,109	1,110,447
Resources Connection Inc. 1 2	140,966	5,325,695
Rewards Network Inc. 2	100,201	668,341
Rollins Inc.	119,181	2,894,906
SFBC International Inc. 1 2	76,423	2,010,689
Sotheby’s Holdings Inc. Class A 2	278,391	4,376,307
Source Interlink Companies Inc. 1 2	120,405	1,170,337
SOURCECORP Inc. 2	98,231	2,174,834
Spherion Corp. 2	367,891	2,876,908
StarTek Inc. 1	66,296	2,079,043
Stewart Enterprises Inc. Class A 2	656,039	4,559,471

Strayer Education Inc. 1	90,237	10,378,157
TeleTech Holdings Inc. 1 2	230,590	2,176,770
TNS Inc. 2	27,586	535,168
United Rentals Inc. 1 2	263,031	4,179,563
Universal Technical Institute Inc. 2	86,785	2,619,171
Valassis Communications Inc. 2	312,948	9,257,002
Volt Information Sciences Inc. 2	48,938	1,407,946
Watson Wyatt & Co. Holdings 1	195,234	5,134,654

		258,742,237

COMPUTERS—3.21%
ActivCard Corp. 2	258,096	1,584,709
Advanced Digital Information Corp. 2	391,141	3,402,927
Agilysys Inc.	175,510	3,034,568
Ansoft Corp. 2	41,497	659,802
Anteon International Corp. 2	162,038	5,938,693
BISYS Group Inc. (The) 2	734,060	10,724,617
Blue Coat Systems Inc. 2	54,525	785,160
Brocade Communications Systems Inc. 2	1,581,772	8,937,012
CACI International Inc. Class A 2	172,638	9,111,834
Carreker Corp. 2	123,935	943,145
Catapult Communications Corp. 2	34,819	655,990
CIBER Inc. 1 2	310,897	2,337,945
Compucom Systems Inc. 2	147,874	677,263
Covansys Corp. 2	122,852	1,417,712
Cray Inc. 1 2	520,877	1,838,696
CyberGuard Corp. 2	100,057	591,337
CyberSource Corp. 2	169,764	819,960
Digimarc Corp. 2	93,713	847,166
DigitalNet Holdings Inc. 2	37,928	1,145,995
Dot Hill Systems Corp. 2	265,589	2,130,024
Drexler Technology Corp. 1 2	58,478	535,658
Echelon Corp. 1 2	171,955	1,355,005
Electronics For Imaging Inc. 1 2	326,889	5,308,677
Equinix Inc. 2	59,240	1,822,815
FactSet Research Systems Inc. 1	118,198	5,697,144
Gateway Inc. 2	1,358,192	6,723,050
Hutchinson Technology Inc. 1 2	158,939	4,248,439
iGATE Corp. 2	125,058	460,213
Imation Corp. 1	207,540	7,386,349
InFocus Corp. 2	242,407	2,220,448
Intergraph Corp. 2	221,487	6,017,802
Internap Network Services Corp. 2	1,359,896	911,130
InterVoice-Brite Inc. 2	218,971	2,358,318
Iomega Corp. 1 2	316,459	1,471,534
Kanbay International Inc. 2	14,029	298,257
Komag Inc. 2	168,063	2,336,076
Kronos Inc. 1 2	189,337	8,385,736
Lexar Media Inc. 1 2	431,112	3,617,030
Magma Design Automation Inc. 1 2	150,076	2,263,146
Manhattan Associates Inc. 1 2	184,036	4,494,159
McDATA Corp. Class A 1 2	716,650	3,604,749
Mentor Graphics Corp. 1 2	427,846	4,691,331
Mercury Computer Systems Inc. 2	129,391	3,483,206
Merge Technologies Inc. 2	67,611	1,166,966
MICROS Systems Inc. 2	96,841	4,848,829
Mobility Electronics Inc. 2	149,856	1,234,813
MTS Systems Corp.	129,120	2,743,800
NetScout Systems Inc. 2	145,428	775,131
Overland Storage Inc. 2	82,889	1,159,617
PalmOne Inc. 1 2	255,021	7,762,839
PEC Solutions Inc. 1 2	71,343	836,140
Perot Systems Corp. Class A 2	463,721	7,447,359
Quantum Corp. 1 2	1,097,360	2,534,902
RadiSys Corp. 1 2	114,907	1,602,953

Redback Networks Inc. Warrants (Strike $5.00, Expiring 1/2/2011) 2 3	0	0
Redback Networks Inc. Warrants (Strike $9.50, Expiring 1/2/2011) 2 3	0	1
SI International Inc. 2	31,138	682,234
Silicon Graphics Inc. 1 2	1,528,020	2,185,069
Silicon Storage Technology Inc. 2	495,511	3,156,405
SimpleTech Inc. 2	127,116	465,245
SRA International Inc. Class A 2	79,049	4,075,766
Stratasys Inc. 1 2	55,727	1,758,466
Sykes Enterprises Inc. 2	155,627	714,328
Synaptics Inc. 1 2	134,719	2,715,935
Syntel Inc. 1	44,615	737,486
TALX Corp. 1	83,517	1,928,408
Tier Technologies Inc. Class B 2	102,371	987,880
TransAct Technologies Inc. 2	51,783	1,338,591
Tumbleweed Communications Corp. 2	285,472	722,244
Tyler Technologies Inc. 2	224,987	1,988,885
Ultimate Software Group Inc. 1 2	101,263	1,243,510
Xybernaut Corp. 1 2	1,053,423	1,179,834

		195,268,463

COSMETICS & PERSONAL CARE—0.16%
Chattem Inc. 1 2	102,186	3,295,498
Del Laboratories Inc. 2	30,208	996,864
Elizabeth Arden Inc. 2	137,651	2,898,930
Inter Parfums Inc. 1	30,093	410,769
Revlon Inc. Class A 2	893,922	2,252,683

		9,854,744

DISTRIBUTION & WHOLESALE—0.73%
Advanced Marketing Services Inc. 1	88,424	954,095
Aviall Inc. 2	144,205	2,941,782
Brightpoint Inc. 2	110,473	1,900,136
Building Materials Holdings Corp.	82,284	2,264,456
Central European Distribution Corp. 1 2	75,234	1,680,728
Handleman Co.	145,364	2,974,147
LKQ Corp. 2	89,877	1,642,053
NuCo2 Inc. 1 2	38,163	743,034
ScanSource Inc. 2	76,193	4,861,113
SCP Pool Corp. 1	325,156	8,694,671
United Stationers Inc. 2	204,527	8,876,472
Watsco Inc.	135,992	4,083,840
WESCO International Inc. 2	109,372	2,652,271

		44,268,798

DIVERSIFIED FINANCIAL SERVICES—1.51%
Accredited Home Lenders Holding Co. 1 2	99,862	3,846,684
Advanta Corp. Class B	120,020	2,903,284
Affiliated Managers Group Inc. 1 2	140,272	7,510,163
Archipelago Holdings Inc. 2	48,347	716,019
Asset Acceptance Capital Corp. 2	48,426	821,789
Asta Funding Inc.	56,297	911,448
BKF Capital Group Inc.	37,100	1,087,030
Capital Southwest Corp.	16,897	1,284,172
Capital Trust Inc. Class A	59,705	1,737,415
CharterMac	267,671	5,886,085
Circle Group Holdings Inc. 1 2	119,026	215,437
Cohen & Steers Inc.	7,249	111,925
Collegiate Funding Services LLC 2	1,920	24,115
CompuCredit Corp. 2	113,485	2,113,091
Credit Acceptance Corp. 2	55,561	1,052,325
Education Lending Group Inc. 1 2	75,819	1,120,605
Encore Capital Group Inc. 2	74,305	1,400,649
eSpeed Inc. 2	147,005	1,445,059

Federal Agricultural Mortgage Corp. 1 2	51,977	1,153,370
Financial Federal Corp. 1 2	105,397	3,950,280
First Cash Inc. 2	71,189	1,425,916
Gabelli Asset Management Inc. Class A 1	39,869	1,708,387
Greenhill & Co. Inc.	31,043	732,615
Greg Manning Auctions Inc. 1 2	29,741	332,802
Harris & Harris Group Inc. 1 2	96,207	994,780
Investment Technology Group Inc. 1 2	267,224	4,088,527
Knight Trading Group Inc. 1 2	707,720	6,532,256
LaBranche & Co. Inc. 1 2	323,743	2,735,628
Marlin Business Services Corp. 2	36,854	691,381
Metris Companies Inc. 1 2	195,945	1,916,342
National Financial Partners Corp.	202,774	7,255,254
Nelnet Inc. Class A 2	49,678	1,111,794
New Century Financial Corp. 1	172,000	10,357,840
Piper Jaffray Companies Inc. 2	120,445	4,768,418
Portfolio Recovery Associates Inc. 1 2	74,301	2,183,706
Sanders Morris Harris Group Inc. 1	74,177	894,575
Stifel Financial Corp. 2	43,701	856,540
SWS Group Inc.	91,626	1,473,346
World Acceptance Corp. 2	99,006	2,301,889

		91,652,941

ELECTRIC—1.59%
Aquila Inc. 2	1,229,040	3,834,605
Avista Corp.	295,664	5,351,518
Black Hills Corp.	196,365	5,455,020
Calpine Corp. 1 2	2,706,635	7,849,241
Central Vermont Public Service Corp.	74,583	1,499,864
CH Energy Group Inc. 1	95,392	4,368,954
Cleco Corp. 1	289,973	4,999,135
CMS Energy Corp. 1 2	997,344	9,494,715
Duquesne Light Holdings Inc.	464,545	8,343,228
El Paso Electric Co. 2	290,146	4,662,646
Empire District Electric Co. (The) 1	154,918	3,183,565
IDACORP Inc. 1	229,237	6,661,627
MGE Energy Inc.	113,687	3,617,520
Otter Tail Corp.	158,145	4,032,697
PNM Resources Inc. 1	368,319	8,290,861
Sierra Pacific Resources Corp. 1 2	715,221	6,401,228
UIL Holdings Corp. 1	74,663	3,672,673
UniSource Energy Corp. 1	208,632	5,080,189

		96,799,286

ELECTRICAL COMPONENTS & EQUIPMENT—0.86%
Advanced Energy Industries Inc. 2	131,104	1,217,956
Artesyn Technologies Inc. 1 2	211,231	2,108,085
Belden CDT Inc. 1	285,688	6,227,998
C&D Technologies Inc.	155,531	2,958,200
Capstone Turbine Corp. 1 2	497,434	761,074
Cherokee International Corp. 2	44,078	369,814
Encore Wire Corp. 2	97,623	1,292,529
Energy Conversion Devices Inc. 1 2	122,368	1,622,600
EnerSys 2	28,371	364,567
General Cable Corp. 1 2	240,704	2,561,091
GrafTech International Ltd. 1 2	592,875	8,270,606
Intermagnetics General Corp. 1 2	154,121	3,567,901
Littelfuse Inc. 2	134,522	4,645,045
Magnetek Inc. 1 2	145,896	1,089,843
Medis Technologies Ltd. 1 2	80,350	903,134
Powell Industries Inc. 2	41,165	693,630
Power-One Inc. 2	390,430	2,529,986
Rayovac Corp. 1 2	210,377	5,543,434
Universal Display Corp. 1 2	126,593	1,065,913

Valence Technology Inc. 1 2	321,231	1,105,035
Vicor Corp. 1	117,338	1,186,287
Wilson Greatbatch Technologies Inc. 1 2	130,297	2,331,013

		52,415,741

ELECTRONICS—2.85%
ADE Corp. 1 2	56,951	970,160
American Superconductor Corp. 1 2	148,182	1,840,420
Analogic Corp. 1	69,964	2,916,799
Bei Technologies Inc.	68,135	1,866,899
Bel Fuse Inc. Class B 1	69,102	2,285,894
Benchmark Electronics Inc. 2	245,376	7,312,205
Brady Corp. Class A 1	108,506	5,291,838
Checkpoint Systems Inc. 1 2	229,620	3,575,183
Coherent Inc. 2	184,436	4,784,270
CTS Corp. 1	219,947	2,771,332
Cubic Corp. 1	95,697	2,191,461
Cymer Inc. 1 2	220,654	6,323,944
Daktronics Inc. 2	88,164	2,155,610
DDi Corp. 2	157,475	798,398
Dionex Corp. 1 2	113,163	6,190,016
Electro Scientific Industries Inc. 1 2	171,705	2,979,082
Excel Technology Inc. 2	73,760	1,904,483
FEI Co. 2	145,666	2,878,360
FSI International Inc. 2	180,376	753,972
Identix Inc. 1 2	537,554	3,580,110
II-VI Inc. 2	68,610	2,402,036
Intevac Inc. 2	99,758	626,480
InVision Technologies Inc. 1 2	103,258	4,645,577
Itron Inc. 1 2	126,999	2,216,133
Keithley Instruments Inc.	77,471	1,351,869
KEMET Corp. 2	528,053	4,271,949
Maxwell Technologies Inc. 2	68,526	706,503
Measurements Specialties Inc. 2	64,796	1,610,181
Merix Corp. 1 2	109,348	1,132,845
Methode Electronics Inc.	216,364	2,767,296
Metrologic Instruments Inc. 1 2	63,503	1,006,523
MIPS Technologies Inc. Class A 2	248,484	1,416,359
Molecular Devices Corp. 1 2	76,669	1,807,088
OSI Systems Inc. 1 2	80,998	1,304,068
Paradyne Networks Inc. 2	243,658	1,120,827
Park Electrochemical Corp.	105,291	2,232,169
Paxar Corp. 2	210,812	4,781,216
Photon Dynamics Inc. 2	101,403	2,058,481
Planar Systems Inc. 1 2	88,542	992,556
Plexus Corp. 1 2	262,873	2,902,118
PLX Technology Inc. 2	132,116	952,556
RAE Systems Inc. 1 2	209,365	1,168,257
Rofin-Sinar Technologies Inc. 2	91,307	2,682,600
Rogers Corp. 1 2	99,749	4,238,335
SBS Technologies Inc. 2	94,481	1,152,668
Sonic Solutions Inc. 1 2	114,327	1,865,817
Spatialight Inc. 1 2	134,129	791,361
Stoneridge Inc. 2	94,655	1,334,635
Suntron Corp. 1 2	13,072	64,706
Sypris Solutions Inc.	40,594	554,108
Taser International Inc. 1 2	147,055	5,521,915
Technitrol Inc. 2	246,342	4,803,669
Thomas & Betts Corp.	356,863	9,571,066
Trimble Navigation Ltd. 1 2	308,919	9,761,840
TTM Technologies Inc. 1 2	248,277	2,207,183
Ultralife Batteries Inc. 2	86,089	875,525
Varian Inc. 2	211,394	8,005,491
Viisage Technology Inc. 1 2	170,262	979,006

Watts Water Technologies Inc. Class A	145,993	3,919,912
Woodhead Industries Inc.	73,426	1,013,279
Woodward Governor Co.	59,366	4,006,611
X-Rite Inc.	127,289	1,854,601
Zygo Corp. 2	109,489	1,109,124

		173,156,975

ENERGY - ALTERNATE SOURCES—0.21%
FuelCell Energy Inc. 1 2	256,960	2,633,840
Headwaters Inc. 1 2	204,763	6,318,986
KFx Inc. 1 2	274,672	2,117,721
Plug Power Inc. 1 2	293,850	1,883,578

		12,954,125

ENERGY & RELATED—0.04%
Edge Petroleum Corp. 2	78,847	1,259,187
Syntroleum Corp. 1 2	170,214	1,194,902

		2,454,089

ENGINEERING & CONSTRUCTION—0.59%
Dycom Industries Inc. 2	295,727	8,395,690
EMCOR Group Inc. 1 2	91,436	3,439,822
Granite Construction Inc. 1	202,774	4,846,299
Infrasource Services Inc. 2	54,142	568,491
Insituform Technologies Inc. Class A 2	163,175	3,046,477
Perini Corp. 2	40,172	572,853
Shaw Group Inc. (The) 2	386,582	4,638,984
URS Corp. 2	190,662	5,086,862
Washington Group International Inc. 2	153,759	5,323,137

		35,918,615

ENTERTAINMENT—1.17%
Alliance Gaming Corp. 1 2	314,190	4,731,701
AMC Entertainment Inc. 2	190,789	3,651,701
Argosy Gaming Co. 2	155,695	6,103,244
Carmike Cinemas Inc.	46,565	1,639,554
Churchill Downs Inc. 1	46,448	1,818,439
Dover Downs Gaming & Entertainment Inc.	63,247	650,812
Dover Motorsports Inc.	97,196	416,971
Empire Resorts Inc. 1 2	50,655	379,912
Gaylord Entertainment Co. 1 2	184,772	5,727,932
Isle of Capri Casinos Inc. 1 2	81,902	1,586,442
Macrovision Corp. 1 2	300,578	7,237,918
Magna Entertainment Corp. Class A 1 2	228,414	1,244,856
Nevada Gold & Casinos Inc. 2	50,859	611,325
Penn National Gaming Inc. 1 2	195,159	7,884,424
Pinnacle Entertainment Inc. 2	217,462	3,000,976
Scientific Games Corp. Class A 1 2	466,631	8,912,652
Shuffle Master Inc. 1 2	141,470	5,299,466
Six Flags Inc. 1 2	566,900	3,083,936
Speedway Motorsports Inc. 1	89,562	2,985,101
Steinway Musical Instruments Inc. 2	41,312	1,123,686
Sunterra Corp. 1 2	113,616	1,082,760
Vail Resorts Inc. 2	120,142	2,170,966

		71,344,774

ENVIRONMENTAL CONTROL—0.53%
Calgon Carbon Corp.	205,638	1,484,706
Casella Waste Systems Inc. Class A 2	119,103	1,410,180
Darling International Inc. 2	390,391	1,682,585
Duratek Inc. 1 2	61,757	1,098,657
IMCO Recycling Inc. 1 2	83,540	952,356
Ionics Inc. 1 2	112,249	3,030,723
Layne Christensen Co. 1 2	60,808	916,377
Metal Management Inc. 2	107,864	1,960,968
Mine Safety Appliances Co. 1	131,471	5,353,499

Tetra Tech Inc. 1 2	340,934	4,319,634
TRC Companies Inc. 2	55,174	1,035,616
Waste Connections Inc. 1 2	287,239	9,099,732

		32,345,033

FOOD—1.16%
American Italian Pasta Co. Class A 1	97,633	2,553,103
Arden Group Inc. Class A	8,484	721,140
Cal-Maine Foods Inc. 1	90,920	997,392
Chiquita Brands International Inc. 2	248,374	4,324,191
Corn Products International Inc. 1	215,165	9,919,106
Flowers Foods Inc.	216,646	5,600,299
Great Atlantic & Pacific Tea Co. 1 2	99,389	606,273
Hain Celestial Group Inc. 1 2	156,910	2,774,169
Ingles Markets Inc. Class A	63,532	766,196
J&J Snack Foods Corp. 2	37,350	1,601,568
Lance Inc.	156,755	2,531,593
M&F Worldwide Corp. 2	61,630	801,806
MGP Ingredients Inc. 1	48,059	476,745
Nash Finch Co. 1	74,818	2,353,026
Pathmark Stores Inc. 2	185,628	900,296
Performance Food Group Co. 1 2	282,712	6,700,274
Provide Commerce Inc. 2	25,838	539,756
Ralcorp Holdings Inc.	176,203	6,360,928
Ruddick Corp.	201,598	3,959,385
Sanderson Farms Inc.	63,279	2,116,683
Sanfilippo (John B.) & Son Inc. 2	38,246	1,002,045
Seaboard Corp.	2,149	1,259,207
United Natural Foods Inc. 1 2	241,557	6,425,416
Weis Markets Inc.	68,465	2,319,594
Wild Oats Markets Inc. 1 2	172,734	1,492,422
Winn-Dixie Stores Inc. 1	501,405	1,549,341

		70,651,954

FOREST PRODUCTS & PAPER—0.57%
Buckeye Technologies Inc. 2	179,136	1,997,366
Caraustar Industries Inc. 1 2	173,606	2,911,373
Deltic Timber Corp.	60,573	2,410,200
Glatfelter Co.	175,207	2,170,815
Longview Fibre Co.	311,373	4,748,438
Pope & Talbot Inc. 1	96,848	1,704,525
Potlatch Corp.	175,257	8,203,780
Rock-Tenn Co. Class A	178,400	2,808,016
Schweitzer-Mauduit International Inc.	91,616	2,968,358
Wausau-Mosinee Paper Corp. 1	278,847	4,642,803

		34,565,674

GAS—1.55%
Atmos Energy Corp. 1	374,959	9,445,217
Cascade Natural Gas Corp.	69,169	1,468,458
Energen Corp.	217,213	11,197,330
EnergySouth Inc.	41,078	1,119,376
Laclede Group Inc. (The)	126,419	3,695,227
New Jersey Resources Corp.	166,695	6,901,173
Nicor Inc. 1	257,645	9,455,571
Northwest Natural Gas Co. 1	166,455	5,281,617
NUI Corp. 1	98,500	1,313,990
Peoples Energy Corp.	225,232	9,387,670
Piedmont Natural Gas Co. 1	229,483	10,083,483
South Jersey Industries Inc. 1	83,385	3,981,634
Southern Union Co. 1 2	378,747	7,764,314
Southwest Gas Corp.	211,424	5,063,605
WGL Holdings Inc. 1	293,116	8,283,458

		94,442,123

HAND & MACHINE TOOLS—0.47%
Baldor Electric Co. 1	201,179	4,759,895
Franklin Electric Co. Inc. 1	98,034	3,882,146
Kennametal Inc.	213,180	9,625,077
Lincoln Electric Holdings Inc.	205,526	6,445,295
Milacron Inc. 1 2	164,574	513,471
Regal-Beloit Corp.	149,347	3,612,704

		28,838,588

HEALTH CARE—0.37%
Abaxis Inc. 2	105,917	1,377,980
ABIOMED Inc. 1 2	92,379	817,554
America Service Group Inc. 2	43,381	1,780,356
Cyberoptics Corp. 2	45,679	705,284
Endocardial Solutions Inc. 2	134,350	1,554,429
FARO Technologies Inc. 2	64,092	1,303,631
Flanders Corp. 2	80,883	694,785
Genelabs Technologies Inc. 2	533,840	1,393,322
I-Flow Corp. 2	111,619	1,616,243
LCA-Vision Inc.	62,524	1,612,494
LeCroy Corp. 2	48,601	812,123
MedCath Corp. 2	37,676	596,034
Microtek Medical Holdings Inc. 1 2	263,118	831,453
Microvision Inc. 1 2	115,814	685,619
Palomar Medical Technologies Inc. 2	73,536	1,611,909
Psychiatric Solutions Inc. 2	60,307	1,528,782
Res-Care Inc. 2	105,711	1,252,675
Sonic Innovations Inc. 1 2	115,755	527,843
ThermoGenesis Corp. 1 2	265,303	1,273,454
Urologix Inc. 1 2	84,847	536,233

		22,512,203

HEALTH CARE-PRODUCTS—3.42%
Advanced Medical Optics Inc. 1 2	215,911	8,543,598
Advanced Neuromodulation Systems Inc. 1 2	122,775	3,726,221
Align Technology Inc. 1 2	317,842	4,856,626
American Medical Systems Holdings Inc. 1 2	154,140	5,590,658
Animas Corp. 2	25,139	404,738
Arrow International Inc.	116,803	3,492,410
ArthroCare Corp. 1 2	129,799	3,801,813
Aspect Medical Systems Inc. 2	75,958	1,374,080
BioLase Technology Inc. 1	131,940	1,076,630
Biosite Inc. 1 2	78,929	3,864,364
Bioveris Corp. 2	127,915	794,352
Bruker BioSciences Corp. 2	135,362	468,353
Candela Corp. 1 2	116,641	1,346,037
Cardiac Science Inc. 1 2	454,362	872,375
CardioDynamics International Corp. 2	221,989	1,021,149
Cepheid Inc. 1 2	255,485	2,202,281
Closure Medical Corp. 1 2	41,574	592,014
Conceptus Inc. 1 2	154,708	1,434,143
CONMED Corp. 2	181,246	4,766,770
CTI Molecular Imaging Inc. 1 2	189,135	1,526,319
Cyberonics Inc. 1 2	105,548	2,159,512
Datascope Corp.	71,213	2,656,245
Diagnostic Products Corp.	137,970	5,638,834
DJ Orthopedics Inc. 2	109,459	1,931,951
Encore Medical Corp. 2	189,548	943,949
EPIX Pharmaceuticals Inc. 1 2	139,200	2,687,952
Exactech Inc. 2	36,847	753,521
E-Z-Em Inc.	40,951	735,070
Haemonetics Corp. 2	119,164	3,913,346
Hanger Orthopedic Group Inc. 1 2	132,192	662,282
Hologic Inc. 1 2	124,357	2,396,359
ICU Medical Inc. 1 2	64,347	1,675,596

Immucor Inc. 2	181,597	4,494,526
Immunicon Corp. 2	38,543	385,430
Intuitive Surgical Inc. 1 2	204,337	5,057,341
Invacare Corp.	156,337	7,191,502
Inverness Medical Innovations Inc. 1 2	82,307	1,711,986
IVAX Diagnostics Inc. 2	38,829	212,395
Kensey Nash Corp. 1 2	57,753	1,512,551
Kyphon Inc. 1 2	141,725	3,511,945
Laserscope 1 2	110,167	2,233,085
Lifeline Systems Inc. 2	67,180	1,640,536
Luminex Corp. 2	162,626	1,159,523
Medical Action Industries Inc. 2	49,289	819,578
Mentor Corp. 1	266,943	8,990,640
Merit Medical Systems Inc. 2	143,233	2,164,251
Micro Therapeutics Inc. 2	69,590	295,758
NuVasive Inc. 2	41,128	434,312
Oakley Inc.	127,307	1,514,953
Ocular Sciences Inc. 2	115,720	5,551,088
OraSure Technologies Inc. 1 2	242,779	1,529,508
Orthologic Corp. 2	212,109	1,493,247
Orthovita Inc. 2	285,235	1,276,427
Palatin Technologies Inc. 1 2	325,822	948,142
PolyMedica Corp. 1	160,125	4,931,850
Possis Medical Inc. 1 2	97,892	1,532,989
PSS World Medical Inc. 1 2	411,079	4,127,233
Quidel Corp. 1 2	196,177	888,682
Sola International Inc. 2	195,187	3,718,312
SonoSite Inc. 1 2	89,986	2,344,135
Steris Corp. 2	424,649	9,316,799
SurModics Inc. 1 2	86,715	2,059,481
Sybron Dental Specialties Inc. 2	234,964	6,976,081
TECHNE Corp. 2	250,007	9,545,267
Thoratec Corp. 1 2	308,750	2,970,175
TriPath Imaging Inc. 2	166,747	1,363,990
Ventana Medical Systems Inc. 1 2	83,470	4,210,227
Viasys Healthcare Inc. 2	188,271	3,149,774
VISX Inc. 2	297,146	6,121,208
Vital Sign Inc.	34,059	1,089,207
West Pharmaceutical Services Inc.	180,786	3,769,388
Wright Medical Group Inc. 1 2	162,169	4,073,685
Young Innovations Inc.	28,481	939,873
Zila Inc. 2	277,777	1,144,441
Zoll Medical Corp. 2	56,421	1,883,897

		208,194,966

HEALTH CARE-SERVICES—2.00%
Alliance Imaging Inc. 2	78,779	588,479
Amedisys Inc. 1 2	66,191	1,982,420
American Healthways Inc. 1 2	176,704	5,143,853
American Medical Security Group Inc. 2	71,326	2,281,719
AMERIGROUP Corp. 2	148,408	8,347,950
AmSurg Corp. 1 2	184,612	3,910,082
Apria Healthcare Group Inc. 1 2	304,213	8,289,804
Beverly Enterprises Inc. 1 2	653,867	4,949,773
Centene Corp. 1 2	123,781	5,270,595
Genesis HealthCare Corp. 2	121,100	3,682,651
Gentiva Health Services Inc. 2	154,133	2,523,157
Inveresk Research Group Inc. 2	179,065	6,605,708
Kindred Healthcare Inc. 1 2	160,911	3,926,228
LabOne Inc. 1 2	103,857	3,035,740
LifePoint Hospitals Inc. 1 2	233,167	6,997,342
Matria Healthcare Inc. 1 2	62,521	1,769,970
Molina Healthcare Inc. 2	63,529	2,255,280
National Healthcare Corp.	40,681	1,159,409
OCA Inc. 1 2	258,674	1,226,115

Odyssey Healthcare Inc. 1 2	223,429	3,965,865
Option Care Inc.	80,298	1,242,210
Pediatrix Medical Group Inc. 2	147,318	8,080,392
Province Healthcare Co. 2	300,921	6,295,267
RehabCare Group Inc. 1 2	98,847	2,276,446
Select Medical Corp.	561,478	7,540,650
Sierra Health Services Inc. 1 2	138,467	6,636,723
Specialty Laboratories Inc. 2	49,700	521,850
Sunrise Senior Living Inc. 1 2	99,055	3,478,812
Symbion Inc. 2	50,785	817,892
United Surgical Partners International Inc. 1 2	171,488	5,890,613
VistaCare Inc. Class A 1 2	54,421	833,186
Wellcare Health Plans Inc. 2	23,461	444,586

		121,970,767

HOLDING COMPANIES - DIVERSIFIED—0.09%
Resource America Inc. Class A	90,900	2,144,331
Terremark Worldwide Inc. 1 2	1,855,594	1,187,580
Walter Industries Inc.	144,528	2,315,339

		5,647,250

HOME BUILDERS—0.97%
Beazer Homes USA Inc. 1	81,123	8,671,237
Brookfield Homes Corp.	91,001	2,397,876
Champion Enterprises Inc. 1 2	430,733	4,432,243
Coachmen Industries Inc.	87,034	1,373,397
Dominion Homes Inc. 2	24,620	586,448
Fleetwood Enterprises Inc. 1 2	327,046	4,964,558
Levitt Corp. Class A	93,605	2,195,973
M/I Homes Inc.	73,997	3,140,433
Meritage Homes Corp. 2	64,571	5,075,281
Monaco Coach Corp.	158,948	3,441,224
Orleans Homebuilders Inc. 1 2	14,473	325,932
Palm Harbor Homes Inc. 1 2	57,604	970,627
Skyline Corp. 1	41,442	1,659,752
Technical Olympic USA Inc. 1	56,332	1,590,816
Thor Industries Inc. 1	218,356	5,779,883
WCI Communities Inc. 1 2	206,208	4,804,646
William Lyon Homes Inc. 1 2	25,700	2,284,730
Winnebago Industries Inc. 1	158,394	5,486,768

		59,181,824

HOME FURNISHINGS—0.57%
American Woodmark Corp. 1	65,688	2,432,098
Applica Inc. 2	121,969	492,755
Bassett Furniture Industries Inc.	62,495	1,179,906
Digital Theater Systems Inc. 2	102,946	1,878,765
Ethan Allen Interiors Inc.	195,915	6,808,046
Furniture Brands International Inc.	307,042	7,700,613
Hooker Furniture Corp.	41,035	1,133,797
Kimball International Inc. Class B	132,893	1,844,555
La-Z-Boy Inc. 1	320,677	4,867,877
Stanley Furniture Co. Inc.	34,214	1,505,416
Tempur-Pedic International Inc. 1 2	114,224	1,712,218
TiVo Inc. 1 2	277,001	1,833,747
Universal Electronics Inc. 2	81,898	1,374,248

		34,764,041

HOUSEHOLD PRODUCTS & WARES—0.90%
American Greetings Corp. Class A 1	386,001	9,696,345
Blyth Inc. 1	169,794	5,246,635
Central Garden & Pet Co. 1 2	102,749	3,146,174
CSS Industries Inc.	42,960	1,329,182
Ennis Inc.	99,686	2,135,274
Harland (John H.) Co.	168,060	5,268,681

Jarden Corp. 1 2	165,907	6,053,946
Lifetime Hoan Corp.	43,034	639,055
Playtex Products Inc. 2	214,535	1,351,571
Russ Berrie & Co. Inc.	48,425	975,764
Standard Register Co. (The)	70,997	745,469
Tupperware Corp. 1	318,102	5,401,372
Water Pik Technologies Inc. 2	61,218	912,148
WD-40 Co. 1	104,236	2,981,150
Yankee Candle Co. Inc. (The) 2	300,281	8,696,138

		54,578,904

HOUSEWARES—0.20%
Libbey Inc.	83,604	1,563,395
National Presto Industries Inc.	29,016	1,213,449
Toro Co. 1	140,606	9,603,390

		12,380,234

INSURANCE—2.48%
Affirmative Insurance Holdings Inc. 2	19,535	308,262
Alfa Corp.	201,128	2,807,747
American Equity Investment Life Holding Co.	132,622	1,258,583
American Physicians Capital Inc. 2	51,790	1,585,810
AmerUs Group Co. 1	234,416	9,611,056
Argonaut Group Inc. 2	142,770	2,665,516
Baldwin & Lyons Inc. Class B	48,602	1,226,714
Bristol West Holdings Inc.	91,880	1,574,823
Ceres Group Inc. 2	184,768	1,006,986
Citizens Inc. 1 2	181,100	1,081,167
CNA Surety Corp. 1 2	94,471	1,001,393
Commerce Group Inc.	147,148	7,121,963
Crawford & Co. Class B	78,509	526,010
Danielson Holding Corp. 2	282,429	1,719,993
Delphi Financial Group Inc. Class A 1	148,855	5,979,505
Direct General Corp.	96,347	2,786,355
Donegal Group Inc. Class A	37,959	728,813
EMC Insurance Group Inc.	13,170	276,702
Enstar Group Inc. 2	19,297	956,359
FBL Financial Group Inc. Class A	76,042	1,991,540
First Acceptance Corp. 2	126,128	901,815
FPIC Insurance Group Inc. 1 2	48,801	1,261,506
Great American Financial Resources Inc.	44,719	683,754
Harleysville Group Inc. 1	78,451	1,620,798
Hilb, Rogal & Hobbs Co. 1	185,860	6,731,849
Horace Mann Educators Corp.	260,456	4,578,816
Independence Holding Co. 1	28,526	504,054
Infinity Property & Casualty Corp.	126,122	3,724,383
Kansas City Life Insurance Co.	22,675	965,275
LandAmerica Financial Group Inc. 1	112,945	5,138,998
Midland Co. (The)	55,081	1,506,465
National Western Life Insurance Co. Class A 2	13,402	2,183,186
Navigators Group Inc. (The) 2	52,026	1,521,240
NYMAGIC Inc.	20,704	453,211
Ohio Casualty Corp. 1 2	373,956	7,826,899
Penn-America Group Inc.	58,007	789,475
Philadelphia Consolidated Holding Corp. 2	108,705	5,991,820
Phoenix Companies Inc. 1	576,951	6,011,829
PMA Capital Corp. Class A 1 2	163,738	1,236,222
Presidential Life Corp.	130,136	2,235,736
ProAssurance Corp. 1 2	159,693	5,592,449
RLI Corp. 1	136,141	5,112,095
Safety Insurance Group Inc.	60,941	1,354,718
Selective Insurance Group Inc.	169,101	6,290,557
State Auto Financial Corp.	82,191	2,379,429
Stewart Information Services Corp.	104,013	4,098,112
Triad Guaranty Inc. 2	56,809	3,151,763

21st Century Insurance Group	136,107	1,817,028
U.S.I. Holdings Corp. 1 2	214,876	2,933,057
UICI	230,227	7,537,632
United Fire & Casualty Co. 1	43,983	2,521,545
Universal American Financial Corp. 2	160,709	2,077,967
Vesta Insurance Group 1	218,795	982,390
Zenith National Insurance Corp. 1	64,783	2,740,969

		150,672,339

INTERNET—3.01%
Agile Software Corp. 1 2	317,921	2,521,114
Alloy Inc. 1 2	204,494	775,032
aQuantive Inc. 1 2	289,146	2,790,259
Ariba Inc. 2	364,907	3,408,231
AsiaInfo Holdings Inc. 2	217,559	1,061,688
@Road Inc. 2	206,186	870,103
autobytel.com Inc. 2	252,537	2,265,257
Blue Nile Inc. 1 2	22,588	760,764
CMGI Inc. 1 2	2,236,310	2,705,935
CNET Networks Inc. 1 2	777,828	7,117,126
Digital Insight Corp. 1 2	213,480	2,909,732
Digital River Inc. 1 2	194,711	5,798,494
Digitas Inc. 1 2	326,328	2,522,515
DoubleClick Inc. 1 2	687,808	4,064,945
Drugstore.com Inc. 1 2	273,351	934,860
E.piphany Inc. 2	461,616	1,860,312
EarthLink Inc. 2	844,575	8,699,123
eCollege.com Inc. 1 2	95,690	923,409
Entrust Inc. 2	384,122	971,829
eResearch Technology Inc. 1 2	271,681	3,621,508
F5 Networks Inc. 1 2	210,108	6,399,890
FindWhat.com 1 2	155,776	2,917,684
GSI Commerce Inc. 2	118,569	1,044,593
Harris Interactive Inc. 2	298,028	1,964,005
HomeStore Inc. 1 2	695,932	1,607,603
InfoSpace Inc. 2	192,003	9,099,022
INTAC International Inc. 1 2	46,576	374,005
Internet Capital Group Inc. 2	222,011	1,434,191
Internet Security Systems Inc. 2	248,097	4,217,649
Interwoven Inc. 2	246,926	1,787,744
Ipass Inc. 2	268,348	1,607,405
j2 Global Communications Inc. 1 2	114,818	3,627,101
Keynote Systems Inc. 2	93,318	1,321,383
Kintera Inc. 1 2	42,370	399,973
Lionbridge Technologies Inc. 2	283,302	2,433,564
LookSmart Ltd. 2	542,344	797,246
MarketWatch.com Inc. 2	64,591	806,742
MatrixOne Inc. 2	299,598	1,515,966
Neoforma Inc. 1 2	55,105	513,028
Net2Phone Inc. 1 2	215,641	694,364
NetBank Inc.	282,631	2,829,136
Netegrity Inc. 2	202,779	1,522,870
NetRatings Inc. 1 2	74,479	1,327,961
NIC Inc. 1 2	188,591	1,010,848
1-800 CONTACTS INC. 1 2	45,397	690,488
1-800-FLOWERS.COM Inc. 2	134,426	1,115,736
Openwave Systems Inc. 1 2	392,251	3,459,654
Opsware Inc. 1 2	313,074	1,756,345
Overstock.com Inc. 1 2	66,157	2,429,947
PC-Tel Inc. 2	129,318	1,068,167
Portal Software Inc. 1 2	201,876	551,121
Priceline.com Inc. 1 2	145,281	3,220,880
ProQuest Co. 1 2	144,607	3,716,400
RealNetworks Inc. 2	687,114	3,201,951
Redback Networks Inc. 1 2	189,524	989,317

RSA Security Inc. 1 2	376,524	7,266,913
S1 Corp. 2	431,347	3,442,149
Sapient Corp. 1 2	480,492	3,666,154
Secure Computing Corp. 1 2	217,434	1,650,324
SeeBeyond Technology Corp. 1 2	299,837	923,498
Sohu.com Inc. 1 2	135,171	2,247,894
SonicWALL Inc. 2	362,020	2,447,255
Stamps.com Inc.	102,076	1,357,611
Stellent Inc. 2	126,041	971,776
SupportSoft Inc. 2	220,597	2,148,615
Travelzoo Inc. 1 2	9,353	486,356
TriZetto Group Inc. (The) 2	189,938	1,107,339
24/7 Real Media Inc. 2	114,695	439,282
United Online Inc. 1 2	285,922	2,750,570
ValueClick Inc. 1 2	483,242	4,561,804
Verity Inc. 2	180,993	2,331,190
Verso Technologies Inc. 1 2	797,796	757,906
Vignette Corp. 2	1,729,832	2,300,677
WatchGuard Technologies Inc. 2	206,848	968,049
WebEx Communications Inc. 1 2	183,570	4,005,497
webMethods Inc. 1 2	282,644	1,503,666
Websense Inc. 1 2	138,110	5,755,044

		183,125,784

INVESTMENT COMPANIES—0.16%
Apollo Investment Corp.	378,753	5,359,355
Gladstone Capital Corp. 1	52,557	1,193,569
MCG Capital Corp. 1	193,780	3,364,021

		9,916,945

IRON & STEEL—0.96%
AK Steel Holding Corp. 2	664,121	5,419,227
Allegheny Technologies Inc.	581,148	10,605,951
Carpenter Technology Corp.	138,490	6,611,513
Cleveland-Cliffs Inc. 1 2	64,781	5,238,839
Gibraltar Steel Corp.	95,600	3,456,896
Oregon Steel Mills Inc. 2	162,652	2,704,903
Reliance Steel & Aluminum Co.	170,704	6,776,949
Ryerson Tull Inc.	143,959	2,471,776
Schnitzer Steel Industries Inc. Class A 1	119,684	3,871,777
Steel Dynamics Inc. 1	228,175	8,812,119
Steel Technologies Inc.	60,854	1,558,897
Wheeling-Pittsburgh Corp. 2	37,128	1,162,478

		58,691,325

LEISURE TIME—0.47%
Ambassadors Group Inc.	49,384	1,333,368
Arctic Cat Inc.	84,391	2,189,946
Callaway Golf Co. 1	410,110	4,334,863
Escalade Inc.	46,845	650,677
K2 Inc. 1 2	253,132	3,622,319
Life Time Fitness Inc. 2	48,207	1,236,992
Marine Products Corp.	52,421	943,578
Multimedia Games Inc. 1 2	144,199	2,235,085
Nautilus Group Inc. (The) 1	174,585	3,943,875
Navigant International Inc. 1 2	85,593	1,397,734
Orbitz Inc. Class A 1 2	74,287	2,020,606
Pegasus Solutions Inc. 1 2	142,694	1,700,912
WMS Industries Inc. 1 2	118,410	3,041,953

		28,651,908

LODGING—0.56%
Ameristar Casinos Inc.	69,632	2,106,368
Aztar Corp. 2	209,676	5,556,414
Boca Resorts Inc. Class A 2	132,479	2,460,135

Boyd Gaming Corp.	274,787	7,735,254
La Quinta Corp. 2	1,145,396	8,934,089
Lakes Gaming Inc. 2	93,950	984,596
Marcus Corp. 1	120,801	2,351,995
MTR Gaming Group Inc. 2	140,772	1,311,995
Prime Hospitality Corp. 2	230,658	2,807,108

		34,247,954

MACHINERY—1.89%
Albany International Corp. Class A	159,882	4,766,082
Applied Industrial Technologies Inc.	104,600	3,738,404
Astec Industries Inc. 2	84,592	1,617,399
Bucyrus International Inc. Class A 2	28,771	966,706
Cascade Corp.	65,215	1,810,368
Cognex Corp. 1	243,665	6,384,023
Flowserve Corp. 2	327,381	7,916,073
Gardner Denver Inc. 2	119,513	3,294,973
Global Power Equipment Group Inc. 2	205,070	1,519,569
Gorman-Rupp Co. (The)	56,738	1,155,186
IDEX Corp.	303,206	10,296,876
JLG Industries Inc. 1	266,545	4,477,956
Joy Global Inc. 1	310,078	10,660,482
Kadant Inc. 2	87,429	1,605,196
Lindsay Manufacturing Co. 1	72,253	1,938,548
Manitowoc Co. Inc. (The) 1	161,475	5,725,904
Middleby Corp. (The)	27,097	1,426,657
NACCO Industries Inc.	28,587	2,462,770
Nordson Corp.	160,398	5,506,463
Presstek Inc. 1 2	158,057	1,528,411
Robbins & Myers Inc. 1	67,022	1,474,484
Sauer-Danfoss Inc.	61,013	1,042,102
Stewart & Stevenson Services Inc.	174,868	3,089,918
Tecumseh Products Co. Class A	99,805	4,178,835
Tennant Co.	46,664	1,891,292
Terex Corp. 2	300,694	13,050,120
Thomas Industries Inc.	88,760	2,787,064
Unova Inc. 1 2	292,281	4,106,548
Wabtec Corp.	242,125	4,525,316

		114,943,725

MANUFACTURING—1.67%
Actuant Corp. Class A 1 2	142,052	5,853,963
Acuity Brands Inc.	259,784	6,175,066
Ameron International Corp.	49,923	1,642,467
Applied Films Corp. 1 2	89,815	1,617,568
AptarGroup Inc.	220,875	9,711,874
Barnes Group Inc. 1	91,425	2,511,445
Blount International Inc. 2	37,291	488,512
Ceradyne Inc. 1 2	97,387	4,276,263
CLARCOR Inc.	149,403	7,122,041
CUNO Inc. 1 2	102,904	5,942,706
EnPro Industries Inc. 2	126,549	3,054,893
ESCO Technologies Inc. 1 2	75,214	5,096,501
Federal Signal Corp. 1	293,970	5,461,963
Griffon Corp. 1 2	149,064	3,145,250
Hexcel Corp. 2	126,787	1,752,196
Jacuzzi Brands Inc. 2	459,047	4,269,137
Lancaster Colony Corp.	164,047	6,917,042
Matthews International Corp. Class A	196,356	6,652,541
Myers Industries Inc.	148,385	1,624,816
Quixote Corp.	45,643	879,997
Raven Industries Inc. 1	47,078	2,092,617
Smith (A.O.) Corp. 1	104,018	2,532,838
Standex International Corp.	74,771	1,831,890
Sturm Ruger & Co. Inc.	130,355	1,174,499

Tredegar Corp.	169,113	3,077,857
Trinity Industries Inc. 1	218,184	6,800,795

		101,706,737

MEDIA—1.45%
Beasley Broadcast Group Inc. Class A 2	33,655	528,384
Charter Communications Inc. Class A 1 2	1,645,150	4,376,099
Courier Corp.	39,556	1,648,694
Crown Media Holdings Inc. 1 2	88,519	739,134
Cumulus Media Inc. Class A 1 2	300,365	4,322,252
Emmis Communications Corp. 1 2	298,808	5,396,472
Entravision Communications Corp. 2	295,265	2,246,967
Fisher Communications Inc. 1 2	39,641	1,902,768
4Kids Entertainment Inc. 1 2	84,644	1,709,809
Gray Television Inc.	273,773	3,257,899
Hollinger International Inc. 1	350,001	6,051,517
Information Holdings Inc. 2	71,795	1,954,978
Insight Communications Co. Inc. 1 2	271,817	2,391,990
Journal Communications Inc. Class A	123,596	2,167,874
Journal Register Co. 2	256,186	4,841,915
Liberty Corp.	95,058	3,777,605
Lin TV Corp. Class A 1 2	163,496	3,184,902
LodgeNet Entertainment Corp. 2	80,149	1,057,967
Martha Stewart Living Omnimedia Inc. Class A 1 2	72,242	1,134,199
Mediacom Communications Corp. 1 2	402,777	2,630,134
Nelson (Thomas) Inc.	61,998	1,212,061
Nexstar Broadcasting Group Inc. Class A 2	62,444	532,023
Paxson Communications Corp. 1 2	262,833	354,825
Playboy Enterprises Inc. Class B 2	120,513	1,209,951
Primedia Inc. 2	807,650	1,897,978
Pulitzer Inc. 1	50,209	2,480,325
Readers Digest Association Inc. (The)	603,698	8,807,954
Regent Communications Inc. 2	211,302	1,195,969
Saga Communications Inc. 1 2	100,541	1,704,170
Salem Communications Corp. Class A 2	58,974	1,493,222
Scholastic Corp. 2	184,108	5,687,096
Sinclair Broadcast Group Inc. Class A	273,349	1,995,448
Spanish Broadcasting System Inc. Class A 2	226,341	2,227,195
Value Line Inc.	8,232	304,584
World Wrestling Entertainment Inc.	81,269	993,107
Young Broadcasting Inc. Class A 1 2	97,994	1,065,195

		88,482,662

METAL FABRICATE & HARDWARE—0.61%
CIRCOR International Inc.	93,188	1,817,166
Commercial Metals Co.	177,060	7,032,823
Kaydon Corp. 1	168,935	4,860,260
Lawson Products Inc.	29,737	1,218,325
Metals USA Inc. 2	124,099	2,201,516
Mueller Industries Inc.	203,062	8,721,513
NN Inc.	101,372	1,160,709
NS Group Inc. 2	112,228	2,076,218
Penn Engineering & Manufacturing Corp.	66,500	1,238,230
Quanex Corp.	97,183	4,983,544
Valmont Industries Inc.	88,176	1,840,233

		37,150,537

MINING—0.69%
AMCOL International Corp.	131,852	2,521,010
Brush Engineered Materials Inc. 2	115,944	2,401,200
Century Aluminum Co. 1 2	108,397	3,005,849
Coeur d’Alene Mines Corp. 1 2	1,306,751	6,194,000
Compass Minerals International Inc.	91,704	2,035,829
Hecla Mining Co. 1 2	721,023	5,364,411

Owens & Minor Inc.	239,526	6,083,960
Royal Gold Inc. 1	99,729	1,703,371
RTI International Metals Inc. 2	129,069	2,500,067
Stillwater Mining Co. 2	245,794	3,809,807
Titanium Metals Corp. 2	40,183	942,693
USEC Inc.	511,239	5,301,548

		41,863,745

OFFICE & BUSINESS EQUIPMENT—0.17%
CompX International Inc. 2	21,470	343,520
General Binding Corp. 2	35,919	504,303
Global Imaging Systems Inc. 1 2	140,498	4,366,678
Imagistics International Inc. 2	101,389	3,406,670
Navarre Corp. 2	128,178	1,857,299

		10,478,470

OFFICE FURNISHINGS—0.04%
Interface Inc. Class A 2	270,441	2,168,937

		2,168,937

OIL & GAS—3.46%
Atlas America Inc. 2	14,691	319,823
Atwood Oceanics Inc. 2	66,258	3,149,905
Berry Petroleum Co. Class A	110,463	4,057,306
Brigham Exploration Co. 2	145,192	1,364,805
Cabot Oil & Gas Corp.	198,820	8,927,018
Callon Petroleum Co. 2	77,154	978,313
Cheniere Energy Inc. 1 2	114,858	2,269,594
Cimarex Energy Co. 2	251,561	8,789,541
Clayton Williams Energy Inc. 2	31,746	680,317
Comstock Resources Inc. 2	211,732	4,429,433
Crosstex Energy Inc.	14,477	595,005
Delta Petroleum Corp. 1 2	116,259	1,516,017
Denbury Resources Inc. 2	333,382	8,467,903
Encore Acquisition Co. 2	144,929	5,000,051
Energy Partners Ltd. 1 2	147,963	2,408,838
Forest Oil Corp. 2	292,997	8,825,070
Frontier Oil Corp. 1	161,941	3,823,427
FX Energy Inc. 1 2	173,710	1,570,338
Giant Industries Inc. 2	64,661	1,571,262
Grey Wolf Inc. 1 2	1,138,347	5,566,517
Harvest Natural Resources Inc. 1 2	219,554	3,644,596
Helmerich & Payne Inc.	306,001	8,779,169
Holly Corp. 1	124,095	3,164,423
Houston Exploration Co. 2	75,127	4,458,787
KCS Energy Inc. 2	298,888	4,157,532
Magnum Hunter Resources Inc. 2	528,881	6,103,287
McMoRan Exploration Co. 1 2	80,571	1,049,840
Meridian Resource Corp. (The) 2	319,448	2,820,726
Mission Resources Corp. 2	247,111	1,554,328
Parker Drilling Co. 2	577,712	2,120,203
Penn Virginia Corp.	110,090	4,358,463
PetroCorp Inc. Escrow 4	26,106	0
Petroleum Development Corp. 2	99,090	4,342,124
Plains Exploration & Production Co. 2	469,624	11,205,229
Quicksilver Resources Inc. 1 2	180,045	5,882,070
Range Resources Corp. 1	411,926	7,204,586
Remington Oil & Gas Corp. 2	131,778	3,459,173
Southwestern Energy Co. 2	215,209	9,036,626
Spinnaker Exploration Co. 2	143,948	5,043,938
St. Mary Land & Exploration Co. 1	173,458	6,905,363
Stone Energy Corp. 2	133,094	5,824,193
Swift Energy Co. 1 2	169,108	4,051,828
Tesoro Petroleum Corp. 2	399,601	11,800,218
TODCO Class A 2	73,870	1,281,645

Unit Corp. 2	225,579	7,913,311
Vintage Petroleum Inc.	310,036	6,222,423
Whiting Petroleum Corp. 2	121,685	3,699,224

		210,393,788

OIL & GAS SERVICES—1.60%
Cal Dive International Inc. 1 2	233,002	8,299,531
CARBO Ceramics Inc. 1	74,132	5,347,882
Dril-Quip Inc. 2	39,366	877,862
Global Industries Ltd. 2	495,257	3,060,688
Gulf Island Fabrication Inc.	48,647	1,084,828
Hanover Compressor Co. 2	468,405	6,300,047
Hornbeck Offshore Services Inc. 2	38,173	629,855
Hydril Co. LP 1 2	97,237	4,176,329
Input/Output Inc. 1 2	389,305	4,013,735
Key Energy Services Inc. 2	796,087	8,796,761
Lone Star Technologies Inc. 2	175,454	6,632,161
Lufkin Industries Inc.	41,352	1,539,121
Matrix Service Co. 1 2	107,333	549,545
Maverick Tube Corp. 1 2	258,070	7,951,137
Newpark Resources Inc. 2	511,059	3,066,354
Oceaneering International Inc. 2	152,412	5,614,858
Oil States International Inc. 2	177,407	3,317,511
RPC Inc.	57,784	1,033,178
Seacor Holdings Inc. 1 2	111,029	5,190,606
Superior Energy Services Inc. 2	330,538	4,270,551
Tetra Technologies Inc. 2	136,223	4,229,724
Universal Compression Holdings Inc. 2	104,345	3,555,034
Veritas DGC Inc. 2	207,781	4,733,251
W-H Energy Services Inc. 2	149,105	3,093,929

		97,364,478

PACKAGING & CONTAINERS—0.37%
Anchor Glass Container Corp.	60,665	498,060
Chesapeake Corp. 1	119,051	2,859,605
Crown Holdings Inc. 2	1,007,145	10,383,665
Graphic Packaging Corp. 2	407,169	2,638,455
Greif Inc. Class A	78,972	3,328,670
Silgan Holdings Inc.	66,890	3,097,007

		22,805,462

PHARMACEUTICALS—3.76%
Abgenix Inc. 1 2	495,574	4,886,360
Able Laboratories Inc. 1 2	104,331	1,998,982
Accelrys Inc. 2	150,513	981,345
Adolor Corp. 2	236,403	2,659,534
Advancis Pharmaceutical Corp. 2	59,326	483,507
Alkermes Inc. 1 2	546,746	6,309,449
Alpharma Inc. Class A	239,778	4,385,540
Antigenics Inc. 1 2	155,385	936,972
Array BioPharma Inc. 1 2	147,064	1,027,977
AtheroGenics Inc. 1 2	226,284	7,456,058
Atrix Laboratories Inc. 2	133,400	4,094,046
Bentley Pharmaceuticals Inc. 1 2	95,104	1,007,151
Biocryst Pharmaceuticals Inc. 2	102,338	521,924
Bioenvision Inc. 2	129,795	1,037,062
BioMarin Pharmaceutical Inc. 2	393,528	2,042,410
Bio-Reference Laboratories Inc. 1 2	47,779	666,039
Bone Care International Inc. 1 2	95,790	2,327,697
Bradley Pharmaceuticals Inc. 1 2	82,262	1,674,032
Caraco Pharmaceutical Laboratories Ltd. 2	53,616	412,843
Cell Therapeutics Inc. 1 2	307,825	2,111,680
Connetics Corp. 1 2	191,948	5,186,435
Corcept Therapeutics Inc. 2	25,832	202,523
Corixa Corp. 1 2	338,005	1,406,101

Cubist Pharmaceuticals Inc. 1 2	245,269	2,423,258
CV Therapeutics Inc. 1 2	191,876	2,398,450
Cypress Bioscience Inc. 2	178,515	2,083,270
Dendreon Corp. 1 2	352,640	2,965,702
Depomed Inc. 1 2	132,065	689,379
Discovery Laboratories Inc. 1 2	284,159	1,903,865
DOV Pharmaceutical Inc. 2	86,795	1,487,666
Durect Corp. 1 2	175,859	246,203
DUSA Pharmaceuticals Inc. 2	90,809	1,042,487
Dyax Corp. 2	158,915	1,214,111
Dynavax Technologies Corp. 2	40,169	218,519
First Horizon Pharmaceutical Corp. 1 2	160,707	3,215,747
Genta Inc. 1 2	367,925	989,718
Guilford Pharmaceuticals Inc. 1 2	269,762	1,348,810
HealthExtras Inc. 1 2	102,250	1,425,365
Hollis-Eden Pharmaceuticals Inc. 1 2	84,919	914,578
ILEX Oncology Inc. 2	238,361	5,999,546
Impax Laboratories Inc. 1 2	296,471	4,553,795
Indevus Pharmaceuticals Inc. 1 2	251,347	1,782,050
InKine Pharmaceutical Co. Inc. 2	293,109	1,488,994
Inspire Pharmaceuticals Inc. 1 2	231,139	3,635,816
Isis Pharmaceuticals Inc. 1 2	319,174	1,563,953
Isolagen Inc. 2	136,195	1,287,043
ISTA Pharmaceuticals Inc. 2	44,287	539,859
Kos Pharmaceuticals Inc. 2	72,787	2,591,945
K-V Pharmaceuticals Co. Class A 1 2	217,855	3,899,605
Lannett Co. Inc. 1 2	41,639	403,898
Ligand Pharmaceuticals Inc. Class B 1 2	450,476	4,513,770
Mannatech Inc. 1	87,666	1,229,077
MannKind Corp. 2	50,466	1,011,339
Marshall Edwards Inc. 1 2	41,974	372,519
Medarex Inc. 1 2	481,744	3,555,271
Medicines Co. (The) 1 2	290,816	7,020,298
Nabi Biopharmaceuticals 1 2	351,169	4,698,641
Nature’s Sunshine Products Inc.	62,831	953,146
NeighborCare Inc. 2	228,931	5,803,401
NeoPharm Inc. 1 2	104,740	896,574
NitroMed Inc. 1 2	60,569	1,443,965
Northfield Laboratories Inc. 1 2	115,465	1,543,767
Noven Pharmaceuticals Inc. 2	142,568	2,971,117
NPS Pharmaceuticals Inc. 1 2	227,019	4,944,474
Nutraceutical Intl Corp. 2	47,740	672,657
Nuvelo Inc. 2	173,985	1,718,972
Omega Protein Corp. 2	35,574	273,920
Onyx Pharmaceuticals Inc. 1 2	211,351	9,090,207
Pain Therapeutics Inc. 1 2	159,503	1,146,827
Par Pharmaceutical Companies Inc. 2	206,368	7,414,802
Penwest Pharmaceuticals Co. 1 2	100,645	1,136,282
Perrigo Co.	384,750	7,906,613
PetMed Express Inc. 1 2	62,104	294,994
Pharmacyclics Inc. 2	120,822	1,245,675
Pharmion Corp. 2	90,833	4,695,703
Pharmos Corp. 2	525,465	1,513,339
POZEN Inc. 2	145,674	1,273,191
Priority Healthcare Corp. Class B 1 2	174,799	3,522,200
Progenics Pharmaceuticals Inc. 1 2	71,339	1,045,116
Renovis Inc. 2	38,385	307,464
Rigel Pharmaceuticals Inc. 2	60,637	1,534,116
Salix Pharmaceuticals Ltd. 1 2	219,552	4,724,759
Santarus Inc. 2	51,780	469,645
SciClone Pharmaceuticals Inc. 1 2	275,671	981,389
Star Scientific Inc. 1 2	155,125	918,340
Tanox Inc. 1 2	144,815	2,443,029
Trimeris Inc. 1 2	95,946	1,443,987
United Therapeutics Inc. 1 2	115,173	4,022,993

USANA Health Sciences Inc. 1 2	64,360	2,239,728
Valeant Pharmaceuticals International 1	511,003	12,325,392
Vicuron Pharmaceuticals Inc. 2	285,634	4,193,107
Vion Pharmaceuticals Inc. 2	322,944	1,359,594
Zymogenetics Inc. 2	117,997	2,057,868

		229,058,567

PIPELINES—0.01%
TransMontaigne Inc. 2	133,275	775,661

		775,661

REAL ESTATE—0.37%
Avatar Holdings Inc. 1 2	27,925	1,185,416
Bluegreen Corp. 2	99,551	1,108,003
CB Richard Ellis Group Inc. Class A 2	127,026	2,934,301
Consolidated-Tomoka Land Co.	34,169	1,188,398
Jones Lang LaSalle Inc. 2	194,435	6,418,299
LNR Property Corp. 1	100,994	6,252,539
Tarragon Corp. 1 2	41,651	541,880
Trammell Crow Co. 2	199,277	3,132,634

		22,761,470

REAL ESTATE INVESTMENT TRUSTS—6.66%
Acadia Realty Trust	150,219	2,215,730
Affordable Residential Communities Inc.	151,226	2,207,900
Alexander’s Inc. 2	11,601	2,309,759
Alexandria Real Estate Equities Inc.	118,155	7,765,147
American Campus Communities Inc. 2	40,389	749,620
American Financial Realty Trust	668,662	9,434,821
American Home Mortgage Investment Corp.	211,722	5,917,630
AMLI Residential Properties Trust	154,315	4,714,323
Anthracite Capital Inc.	323,990	3,602,769
Anworth Mortgage Asset Corp.	272,125	3,096,783
Arbor Realty Trust Inc.	43,333	961,993
Ashford Hospitality Trust Inc.	123,325	1,159,255
Bedford Property Investors Inc. 1	88,146	2,674,350
BioMed Realty Trust Inc.	131,260	2,308,863
Brandywine Realty Trust	269,275	7,668,952
Capital Automotive REIT 1	189,814	5,935,484
Capital Lease Funding Inc.	137,229	1,515,008
Capstead Mortgage Corp. 1	100,553	1,251,885
CarrAmerica Realty Corp.	331,461	10,838,775
Cedar Shopping Centers Inc.	100,655	1,404,137
Colonial Properties Trust	115,439	4,642,957
Commercial Net Lease Realty Inc. 1	314,910	5,737,660
Cornerstone Realty Income Trust Inc.	305,764	2,984,257
Corporate Office Properties Trust 1	207,086	5,305,543
Correctional Properties Trust	67,300	1,837,290
Cousins Properties Inc.	218,969	7,512,826
CRT Properties Inc.	163,765	3,512,759
EastGroup Properties Inc.	127,963	4,248,372
Entertainment Properties Trust	143,533	5,425,547
Equity Inns Inc.	277,373	2,740,445
Equity One Inc.	207,421	4,069,600
Essex Property Trust Inc. 1	139,561	10,027,458
Extra Space Storage Inc.	75,238	959,285
FelCor Lodging Trust Inc. 2	301,231	3,406,923
First Industrial Realty Trust Inc. 1	250,288	9,235,627
Gables Residential Trust 1	178,388	6,091,950
Getty Realty Corp. 1	106,856	2,801,764
Glenborough Realty Trust Inc.	169,779	3,526,310
Glimcher Realty Trust 1	217,010	5,273,343
Global Signal Inc. 2	32,015	733,144
Government Properties Trust Inc.	117,004	1,111,538
Gramercy Capital Corp. 2	19,038	296,993

Healthcare Realty Trust Inc. 1	289,159	11,288,767
Heritage Property Investment Trust Inc. 1	165,881	4,838,749
Highland Hospitality Corp.	211,795	2,414,463
Highwoods Properties Inc.	327,007	8,047,642
Home Properties Inc.	199,535	7,893,605
HomeBanc Corp. 2	142,728	1,284,552
Impac Mortgage Holdings Inc. 1	402,674	10,590,326
Innkeepers USA Trust	200,282	2,491,508
Investors Real Estate Trust	250,950	2,512,010
Kilroy Realty Corp. 1	172,479	6,559,376
Kite Realty Group Trust	57,668	758,334
Kramont Realty Trust	147,319	2,740,133
LaSalle Hotel Properties	169,044	4,665,614
Lexington Corporate Properties Trust	293,577	6,373,557
LTC Properties Inc. 1	89,578	1,602,550
Luminent Mortgage Capital Inc.	223,408	2,832,813
Maguire Properties Inc.	207,413	5,042,210
Manufactured Home Communities Inc.	113,767	3,781,615
Meristar Hospitality Corp. 2	530,042	2,888,729
MFA Mortgage Investments Inc.	464,710	4,279,979
Mid-America Apartment Communities Inc.	108,531	4,227,282
Mission West Properties Inc.	108,758	1,125,645
MortgageIT Holdings Inc. 2	45,522	657,793
National Health Investors Inc.	139,529	3,968,205
Nationwide Health Properties Inc. 1	405,349	8,410,992
Newcastle Investment Corp.	207,148	6,359,444
Novastar Financial Inc. 1	152,441	6,646,428
Omega Healthcare Investors Inc.	283,101	3,046,167
Parkway Properties Inc.	67,230	3,122,834
Pennsylvania Real Estate Investment Trust	191,459	7,401,805
Post Properties Inc. 1	239,579	7,163,412
Prentiss Properties Trust 1	269,669	9,708,084
Price Legacy Corp.	134,150	2,542,143
PS Business Parks Inc.	96,094	3,829,346
RAIT Investment Trust	155,510	4,253,199
Ramco-Gershenson Properties Trust	86,782	2,350,057
Realty Income Corp. 1	240,456	10,827,734
Redwood Trust Inc. 1	97,420	6,080,956
Saul Centers Inc.	68,314	2,246,164
Saxon Capital Inc. 2	29,029	624,124
Senior Housing Properties Trust	327,105	5,829,011
Sovran Self Storage Inc.	90,695	3,553,430
Strategic Hotel Capital Inc.	77,691	1,050,382
Summit Properties Inc.	171,341	4,634,774
Sun Communities Inc.	98,482	3,859,510
Tanger Factory Outlet Centers Inc.	82,909	3,712,665
Taubman Centers Inc.	288,685	7,456,734
Town & Country Trust (The) 1	106,248	2,704,012
U.S. Restaurant Properties Inc. 1	137,934	2,329,705
Universal Health Realty Income Trust	71,801	2,175,570
Urstadt Biddle Properties Inc. Class A	129,091	1,967,347
Washington Real Estate Investment Trust	254,640	7,715,592
Winston Hotels Inc.	143,056	1,530,699

		405,212,552

RETAIL—5.76%
AC Moore Arts & Crafts Inc. 1 2	83,925	2,075,465
Aeropostale Inc. 1 2	338,007	8,855,783
America’s Car-Mart Inc. 1 2	34,421	1,161,709
Asbury Automotive Group Inc. 2	67,810	915,435
Bebe Stores Inc. 1	36,330	767,290
Big 5 Sporting Goods Corp. 2	123,726	2,820,953
BJ’s Restaurants Inc. 1 2	65,164	1,034,153
Blair Corp. 1	49,802	1,403,420
Bob Evans Farms Inc. 1	214,671	5,830,464

Bombay Co. Inc. (The) 1 2	215,753	1,581,469
Bon-Ton Stores Inc. (The)	32,638	397,857
Brookstone Inc. 2	122,139	2,307,206
Brown Shoe Co. Inc.	110,601	2,771,661
Buckle Inc. (The)	46,006	1,263,785
Buffalo Wild Wings Inc. 2	35,255	988,550
Burlington Coat Factory Warehouse Corp.	111,927	2,376,210
Cache Inc. 1 2	58,175	872,625
California Pizza Kitchen Inc. 1 2	116,567	2,546,989
Casey’s General Store Inc.	304,858	5,667,310
Cash America International Inc.	172,808	4,226,884
Casual Male Retail Group Inc. 1 2	174,168	912,640
Cato Corp. Class A	119,311	2,654,670
CBRL Group Inc.	294,835	10,637,647
CEC Entertainment Inc. 2	225,026	8,269,706
Charlotte Russe Holding Inc. 2	71,399	819,661
Charming Shoppes Inc. 1 2	701,474	4,994,495
Children’s Place Retail Stores Inc. (The) 1 2	103,008	2,462,921
Christopher & Banks Corp. 1	229,056	3,667,187
CKE Restaurants Inc. 1 2	315,782	3,489,391
Coldwater Creek Inc. 1 2	133,552	2,787,230
Cole National Corp. 2	82,751	2,293,030
Conn’s Inc. 2	42,844	598,959
Cosi Inc. 2	128,363	686,742
Cost Plus Inc. 1 2	133,160	4,711,201
CSK Auto Corp. 1 2	283,509	3,776,340
Dave & Buster’s Inc. 1 2	67,374	1,278,759
Deb Shops Inc.	25,622	625,177
Dick’s Sporting Goods Inc. 1 2	178,408	6,354,893
Domino’s Pizza Inc. 2	106,408	1,564,198
Dress Barn Inc. 2	125,536	2,190,603
Electronics Boutique Holdings Corp. 1 2	68,554	2,337,691
Finish Line Inc. (The) 1	114,412	3,537,619
Fred’s Inc. 1	238,310	4,280,048
GameStop Corp. 1 2	89,597	1,658,440
Gander Mountain Co. 2	35,112	702,767
Genesco Inc. 1 2	132,851	3,128,641
Goody’s Family Clothing Inc.	113,904	959,072
Group 1 Automotive Inc. 2	115,574	3,152,859
Guitar Center Inc. 1 2	147,136	6,370,989
Hancock Fabrics Inc. 1	116,526	1,395,981
Haverty Furniture Companies Inc.	114,267	2,004,243
Hibbet Sporting Goods Inc. 2	142,649	2,922,878
Hollywood Entertainment Corp. 1 2	321,074	3,169,000
Hot Topic Inc. 1 2	294,076	5,011,055
IHOP Corp. 1	123,137	4,705,065
Insight Enterprises Inc. 2	294,993	4,967,682
Jack in the Box Inc. 2	222,603	7,063,193
Jill (J.) Group Inc. (The) 2	108,305	2,149,854
Jo-Ann Stores Inc. 2	115,122	3,228,021
Joseph A. Bank Clothiers Inc. 1 2	62,154	1,720,423
Kenneth Cole Productions Inc. Class A	50,555	1,422,618
Kirkland’s Inc. 2	66,679	626,783
Krispy Kreme Doughnuts Inc. 1 2	334,627	4,236,378
Landry’s Restaurants Inc. 1	131,354	3,584,651
Linens ‘n Things Inc. 2	275,095	6,373,951
Lithia Motors Inc. Class A	87,801	1,866,649
Lone Star Steakhouse & Saloon Inc.	96,744	2,498,898
Longs Drug Stores Corp. 1	181,408	4,390,074
MarineMax Inc. 2	70,573	1,589,304
Men’s Wearhouse Inc. (The) 2	188,790	5,484,350
Movado Group Inc.	92,229	1,567,893
Movie Gallery Inc. 1	162,102	2,841,648
99 Cents Only Stores 1 2	299,091	4,256,065
Nu Skin Enterprises Inc. Class A 1	320,348	7,531,381

O’Charley’s Inc. 1 2	129,634	2,113,034
P.F. Chang’s China Bistro Inc. 1 2	151,913	7,366,261
Panera Bread Co. Class A 1 2	172,282	6,467,466
Pantry Inc. (The) 1 2	70,317	1,769,879
Papa John’s International Inc. 1 2	71,272	2,186,625
Party City Corp. 2	70,646	1,043,441
Payless ShoeSource Inc. 1 2	414,815	4,202,076
PC Connection Inc. 2	44,343	304,636
PC Mall Inc. 2	48,007	734,027
Pep Boys-Manny, Moe & Jack Inc. 1	352,043	4,928,602
Rare Hospitality International Inc. 1 2	207,203	5,521,960
Red Robin Gourmet Burgers Inc. 1 2	73,309	3,201,404
Restoration Hardware Inc. 2	159,477	826,091
Retail Ventures Inc. 2	82,757	623,988
Rush Enterprises Inc. Class B 2	36,862	430,917
Ryan’s Restaurant Group Inc. 2	257,081	3,815,082
School Specialty Inc. 1 2	121,610	4,792,650
Select Comfort Corp. 1 2	222,057	4,041,437
Sharper Image Corp. 1 2	71,129	1,525,717
Shoe Carnival Inc. 2	45,843	540,489
ShopKo Stores Inc. 1 2	179,019	3,116,721
Smart & Final Inc. 2	75,813	1,270,626
Sonic Automotive Inc. 1	168,832	3,385,082
Sonic Corp. 1 2	361,013	9,252,763
Sports Authority Inc. (The) 2	135,785	3,150,212
Stage Stores Inc. 1 2	114,385	3,914,255
Steak n Shake Co. (The) 2	147,954	2,527,054
Stein Mart Inc. 2	151,490	2,305,678
Systemax Inc. 2	60,478	342,305
TBC Corp. 2	121,127	2,705,977
Too Inc. 1 2	209,917	3,793,200
Tractor Supply Co. 1 2	188,829	5,936,784
Trans World Entertainment Corp. 2	140,924	1,376,827
Triarc Companies Inc. Class B 1	218,304	2,503,947
Tuesday Morning Corp. 1 2	154,500	4,777,140
United Auto Group Inc.	116,810	2,930,763
West Marine Inc. 1 2	82,075	1,754,764
World Fuel Services Corp.	68,467	2,451,119
Zale Corp. 2	322,532	9,063,149

		350,370,980

SAVINGS & LOANS—2.29%
Anchor BanCorp Wisconsin Inc.	120,010	3,108,259
Bank Mutual Corp.	480,532	5,766,380
BankAtlantic Bancorp Inc. Class A	259,378	4,751,805
BankUnited Financial Corp. Class A 1 2	162,146	4,726,556
Berkshire Hills Bancorp Inc.	32,298	1,193,411
Beverly Hills Bancorp Inc.	81,718	853,953
BFC Financial Corp. Class A 2	43,556	479,116
Brookline Bancorp Inc. 1	359,923	5,639,993
Charter Financial Corp. 1	24,085	817,204
Citizens First Bancorp Inc.	51,652	1,295,949
Clifton Savings Bancorp Inc.	83,340	971,744
Commercial Capital Bancorp Inc.	221,499	5,025,812
Commercial Federal Corp.	246,926	6,662,063
Dime Community Bancshares	188,645	3,169,236
Downey Financial Corp.	117,680	6,467,693
Fidelity Bankshares Inc.	80,151	2,980,816
First Federal Capital Corp.	121,445	3,672,497
First Financial Holdings Inc.	76,885	2,403,425
First Niagara Financial Group Inc. 1	513,421	6,869,573
First Place Financial Corp.	83,784	1,675,680
FirstFed Financial Corp. 2	101,633	4,967,821
Flagstar Bancorp Inc. 1	194,463	4,138,173
Flushing Financial Corp.	104,104	1,979,017

Franklin Bank Corp. (Texas) 2	65,640	1,119,162
Harbor Florida Bancshares Inc. 1	126,778	3,942,796
Horizon Financial Corp.	63,180	1,213,688
Hudson River Bancorp Inc.	184,752	3,506,593
ITLA Capital Corp. 2	33,027	1,525,847
MAF Bancorp Inc.	167,229	7,212,587
NASB Financial Inc.	18,736	738,573
Northwest Bancorp Inc.	115,343	2,614,826
OceanFirst Financial Corp. 1	57,286	1,389,758
Ocwen Financial Corp. 1 2	224,697	2,055,978
Partners Trust Financial Group Inc.	188,043	1,948,125
PennFed Financial Services Inc.	27,988	851,115
PFF Bancorp Inc.	74,861	2,864,930
Provident Bancorp Inc.	242,437	2,846,210
Provident Financial Holdings Inc.	30,300	878,700
Provident Financial Services Inc. 1	459,184	7,920,924
Sterling Financial Corp. (Washington) 2	137,739	4,853,922
TierOne Corp.	111,182	2,563,857
United Community Financial Corp.	165,411	1,880,723
Waypoint Financial Corp.	182,462	5,030,477
Westfield Financial Inc.	29,516	696,578
WSFS Financial Corp.	36,955	1,847,750

		139,119,295

SEMICONDUCTORS—2.80%
Actel Corp. 2	157,629	2,395,961
Alliance Semiconductor Corp. 2	122,340	423,296
AMIS Holdings Inc. 2	190,122	2,570,449
Artisan Components Inc. 2	140,452	4,088,558
Asyst Technologies Inc. 1 2	286,432	1,463,668
ATMI Inc. 1 2	190,610	3,903,693
August Technology Corp. 2	109,389	751,502
Axcelis Technologies Inc. 2	607,667	5,031,483
Brooks Automation Inc. 1 2	272,440	3,855,026
California Micro Devices Corp. 2	127,908	988,729
Cirrus Logic Inc. 2	513,875	2,451,184
Cohu Inc.	131,022	1,936,505
Credence Systems Corp. 1 2	587,791	4,232,095
Diodes Inc. 2	43,333	1,116,258
DSP Group Inc. 1 2	178,015	3,747,216
DuPont Photomasks Inc. 1 2	89,178	1,519,593
Emulex Corp. 2	502,031	5,783,397
Entegris Inc. 2	265,480	2,214,103
ESS Technology Inc. 2	203,757	1,395,735
Exar Corp. 1 2	249,564	3,533,826
FormFactor Inc. 2	169,222	3,277,830
Genesis Microchip Inc. 1 2	195,731	2,642,369
Helix Technology Corp.	160,699	2,184,703
Integrated Device Technology Inc. 2	642,965	6,127,456
Integrated Silicon Solution Inc. 1 2	217,473	1,581,029
IXYS Corp. 1 2	115,451	828,938
Kopin Corp. 2	428,628	1,744,516
Kulicke & Soffa Industries Inc. 1 2	309,594	1,749,206
Lattice Semiconductor Corp. 1 2	690,416	3,389,943
LTX Corp. 2	371,285	2,008,652
Mattson Technology Inc. 2	242,829	1,867,355
Micrel Inc. 1 2	417,744	4,348,715
Microsemi Corp. 1 2	363,148	5,120,387
Microtune Inc. 2	312,948	1,652,365
Mindspeed Technologies Inc. 1 2	605,926	1,211,852
MKS Instruments Inc. 1 2	197,967	3,032,854
Monolithic System Technology Inc. 1 2	145,718	632,416
Mykrolis Corp. 2	251,486	2,532,464
OmniVision Technologies Inc. 1 2	339,764	4,807,661
ON Semiconductor Corp. 2	732,794	2,293,645

Pericom Semiconductor Corp. 2	136,740	1,320,908
Photronics Inc. 1 2	198,212	3,294,283
Pixelworks Inc. 1 2	246,862	2,471,089
Power Integrations Inc. 1 2	167,312	3,418,184
Rudolph Technologies Inc. 2	77,906	1,304,146
Semitool Inc. 1 2	101,236	768,381
SigmaTel Inc. 2	149,950	3,180,440
Silicon Image Inc. 1 2	451,325	5,704,748
Siliconix Inc. 2	36,020	1,290,597
Sipex Corp. 1 2	119,468	627,207
SiRF Technology Holdings Inc. 2	66,315	943,662
Skyworks Solutions Inc. 1 2	912,770	8,671,315
Staktek Holdings Inc. 2	64,884	253,048
Standard Microsystems Corp. 2	111,811	1,957,811
Supertex Inc. 2	54,112	1,051,396
Tessera Technologies Inc. 2	147,426	3,258,115
Transmeta Corp. 1 2	838,957	1,057,086
Tripath Technology Inc. 2	203,406	345,790
TriQuint Semiconductor Inc. 2	830,866	3,240,377
Ultratech Inc. 1 2	129,704	2,032,462
Varian Semiconductor Equipment Associates Inc. 1 2	215,140	6,647,826
Veeco Instruments Inc. 1 2	157,709	3,307,158
Vitesse Semiconductor Corp. 2	1,324,132	3,614,880
Zoran Corp. 1 2	260,438	4,094,085

		170,291,627

SOFTWARE—3.42%
Actuate Corp. 2	313,409	1,106,334
Advent Software Inc. 2	143,947	2,422,628
Allscripts Healthcare Solutions Inc. 1 2	166,561	1,499,049
Altiris Inc. 1 2	126,784	4,012,714
ANSYS Inc. 2	93,898	4,669,548
Ascential Software Corp. 1 2	361,593	4,870,658
Aspen Technology Inc. 1 2	252,627	1,765,863
Atari Inc. 1 2	38,261	60,070
AuthentiDate Holding Corp. 1 2	179,095	1,085,316
Blackboard Inc. 2	3,686	63,252
Borland Software Corp. 2	493,173	4,117,995
Captaris Inc. 2	196,824	838,470
CCC Information Services Group Inc. 1 2	76,913	1,360,591
Cerner Corp. 1 2	172,804	7,475,501
Chordiant Software Inc. 2	433,252	1,260,763
Clarus Corp. 1 2	82,255	719,731
Computer Programs & Systems Inc.	39,119	784,727
Concord Communications Inc. 1 2	110,715	988,131
Concur Technologies Inc. 2	160,057	1,678,998
Corillian Corp. 2	198,686	915,942
CSG Systems International Inc. 2	328,955	5,069,197
Dendrite International Inc. 2	220,290	3,551,075
Digi International Inc. 2	131,198	1,499,593
Eclipsys Corp. 1 2	222,411	3,469,612
eFunds Corp. 2	291,774	5,424,079
Embarcadero Technologies Inc. 2	128,183	1,084,428
Epicor Software Corp. 1 2	252,769	3,040,811
EPIQ Systems Inc. 1 2	82,757	1,289,354
FalconStor Software Inc. 1 2	159,997	1,191,978
FileNET Corp. 2	237,491	4,146,593
Hyperion Solutions Corp. 1 2	237,833	8,083,944
IDX Systems Corp. 2	126,518	4,105,509
Infocrossing Inc. 1 2	96,105	1,519,901
Informatica Corp. 2	523,264	3,061,094
infoUSA Inc. 2	194,860	1,736,203
InterCept Inc. 2	101,656	1,904,017
Inter-Tel Inc. 1	125,332	2,709,678

InterVideo Inc. 2	53,570	642,840
iVillage Inc. 2	193,194	1,159,164
JDA Software Group Inc. 2	157,515	1,704,312
Jupitermedia Corp. 2	94,821	1,687,814
Keane Inc. 1 2	308,482	4,738,284
Lawson Software Inc. 1 2	340,338	1,905,893
ManTech International Corp. Class A 1 2	102,193	1,913,053
Manugistics Group Inc. 2	341,545	812,877
MAPICS Inc. 2	156,453	1,415,900
MapInfo Corp. 2	123,683	1,335,776
Micromuse Inc. 2	478,319	1,760,214
MicroStrategy Inc. Class A 2	72,942	2,997,187
Midway Games Inc. 1 2	283,102	2,808,372
MRO Software Inc. 2	120,436	1,204,360
MSC.Software Corp. 1 2	165,996	1,334,608
NDCHealth Corp. 1	219,906	3,529,491
NetIQ Corp. 2	348,245	3,726,222
Omnicell Inc. 2	134,035	1,771,943
Open Solutions Inc. 2	80,900	2,020,073
OPNET Technologies Inc. 2	72,875	747,698
Packeteer Inc. 2	199,574	2,157,395
PalmSource Inc. 2	89,914	1,864,816
Parametric Technology Corp. 2	1,634,633	8,630,862
PDF Solutions Inc. 2	88,437	1,074,510
Pegasystems Inc. 2	67,870	473,733
Per-Se Technologies Inc. 2	139,365	1,912,088
Pinnacle Systems Inc. 1 2	418,320	1,744,394
PLATO Learning Inc. 2	139,400	1,232,296
Progress Software Corp. 2	191,893	3,818,671
QAD Inc.	79,083	551,209
Quality Systems Inc. 2	20,425	1,031,667
Quest Software Inc. 1 2	303,356	3,373,319
Renaissance Learning Inc.	46,135	999,745
Retek Inc. 2	341,844	1,558,809
Safeguard Scientifics Inc. 1 2	735,611	1,375,593
Salesforce.com Inc. 2	31,280	488,906
ScanSoft Inc. 1 2	492,644	2,009,988
Schawk Inc.	56,068	814,668
SeaChange International Inc. 1 2	149,290	2,387,147
SERENA Software Inc. 1 2	152,807	2,556,461
SPSS Inc. 2	87,003	1,159,750
SS&C Technologies Inc.	83,101	1,622,963
SYNNEX Corp. 2	40,624	719,045
Take-Two Interactive Software Inc. 1 2	265,965	8,736,950
THQ Inc. 1 2	232,466	4,523,788
TradeStation Group Inc. 1 2	116,153	712,018
Transaction Systems Architects Inc. Class A 2	226,898	4,216,899
Trident Microsystems Inc. 2	114,745	1,155,482
Ulticom Inc. 2	62,568	924,129
Verint Systems Inc. 1 2	71,574	2,636,786
Wind River Systems Inc. 2	432,873	5,281,051
Witness Systems Inc. 2	125,020	2,009,071
Zix Corp. 1 2	126,399	578,907

		208,132,544

STORAGE & WAREHOUSING—0.04%
Mobile Mini Inc. 1 2	87,683	2,174,538

		2,174,538

TELECOMMUNICATION EQUIPMENT—0.10%
Carrier Access Corp. 2	120,806	839,602
NMS Communications Corp. 2	282,176	1,377,019
Novatel Wireless Inc. 2	112,884	2,652,774
TippingPoint Technologies Inc. 1 2	19,946	475,912
WJ Communications Inc. 2	187,816	458,271

		5,803,578

TELECOMMUNICATIONS—2.85%
Adaptec Inc. 2	666,452	5,065,035
Aeroflex Inc. 2	402,176	4,251,000
AirGate PCS Inc. 2	72,363	1,418,315
Airspan Networks Inc. 2	186,636	1,013,433
Alamosa Holdings Inc. 1 2	449,387	3,433,317
Alaska Communications Systems Group Inc. 2	62,272	348,723
Anaren Inc. 2	126,914	1,708,262
Anixter International Inc. 1	176,218	6,183,490
Applied Signal Technology Inc.	60,034	1,920,488
Arch Wireless Inc. Class A 1 2	108,288	3,111,114
Arris Group Inc. 2	529,704	2,765,055
Aspect Communications Corp. 2	247,154	2,454,239
Atheros Communications Inc. 1 2	55,049	561,500
Audiovox Corp. Class A 2	105,662	1,779,348
Avanex Corp. 1 2	481,462	982,182
Black Box Corp. 1	98,692	3,646,669
Boston Communications Group Inc. 1 2	113,608	996,342
C-COR Inc. 2	261,606	2,210,571
Centennial Communications Corp. 2	75,516	444,034
Cincinnati Bell Inc. 1 2	1,494,411	5,215,494
Commonwealth Telephone Enterprises Inc. 1 2	129,343	5,632,888
CommScope Inc. 1 2	328,199	7,089,098
Comtech Telecommunications Corp. 2	87,115	2,360,817
Corvis Corp. 1 2	2,174,406	1,739,525
CT Communications Inc.	116,074	1,600,660
D&E Communications Inc.	78,635	904,303
Ditech Communications Corp. 1 2	173,807	3,891,539
Dobson Communications Corp. Class A 1 2	638,309	848,951
Eagle Broadband Inc. 1 2	1,175,310	846,223
EMS Technologies Inc. 2	68,407	1,180,021
Enterasys Networks Inc. 2	1,281,263	2,050,021
Extreme Networks Inc. 2	659,122	2,933,093
Finisar Corp. 1 2	956,259	1,243,137
General Communication Inc. Class A 2	277,437	2,510,805
Golden Telecom Inc. 1	86,448	2,466,361
Harmonic Inc. 2	437,785	2,911,270
Hypercom Corp. 2	312,080	2,303,150
Inet Technologies Inc. 2	143,536	1,805,683
Infonet Services Corp. Class B 2	377,493	619,089
InterDigital Communications Corp. 1 2	339,348	5,538,159
Intrado Inc. 1 2	105,601	1,067,626
ITC DeltaCom Inc. 2	79,333	349,859
Ixia 2	161,797	1,572,667
KVH Industries Inc. 1 2	86,361	623,526
MasTec Inc. 1 2	145,815	765,529
Metrocall Holdings Inc. 2	32,851	2,130,387
MRV Communications Inc. 1 2	650,192	1,625,480
NETGEAR Inc. 2	131,240	1,603,753
Network Equipment Technologies Inc. 1 2	148,305	980,296
Newport Corp. 2	261,901	3,004,004
North Pittsburgh Systems Inc.	92,367	1,912,921
Oplink Communications Inc. 2	647,660	1,159,311
Optical Communication Products Inc. 2	108,568	226,907
Powerwave Technologies Inc. 2	635,234	3,913,041
Price Communications Corp. 2	244,749	3,732,422
Primus Telecommunications Group Inc. 1 2	424,112	623,445
PTEK Holdings Inc. 2	382,995	3,282,267
REMEC Inc. 1 2	376,026	1,771,082
RF Micro Devices Inc. 1 2	1,132,835	7,182,174
SafeNet Inc. 1 2	145,056	3,826,577
SBA Communications Corp. 1 2	247,295	1,731,065
Shenandoah Telecommunications Co.	39,745	1,017,869

SpectraLink Corp.	115,053	1,093,004
Stratex Networks Inc. 1 2	519,557	1,163,808
SureWest Communications 1	88,735	2,544,032
Sycamore Networks Inc. 2	1,065,555	4,027,798
Symmetricom Inc. 2	273,347	2,585,863
TALK America Holdings Inc. 1 2	165,316	864,603
Tekelec 1 2	302,569	5,046,851
Terayon Communication Systems Inc. 2	403,285	854,964
Time Warner Telecom Inc. Class A 1 2	302,128	1,450,214
Triton PCS Holdings Inc. Class A 2	238,343	610,158
UbiquiTel Inc. 1 2	430,044	1,720,176
Viasat Inc. 2	126,957	2,551,836
Westell Technologies Inc. Class A 2	298,782	1,544,703
WilTel Communications Group Inc. Escrow 4	122,818	0
Wireless Facilities Inc. 1 2	290,066	2,021,760
Zhone Technologies Inc. 1 2	333,034	1,022,414

		173,187,796

TEXTILES—0.13%
Angelica Corp.	54,205	1,348,620
G&K Services Inc. Class A	106,541	4,233,939
UniFirst Corp.	55,700	1,593,020
Weyco Group Inc.	16,352	605,024

		7,780,603

TOYS, GAMES & HOBBIES—0.24%
Action Performance Companies Inc. 1	95,507	967,486
Department 56 Inc. 2	80,217	1,307,537
Jakks Pacific Inc. 1 2	154,751	3,559,273
LeapFrog Enterprises Inc. 1 2	167,490	3,391,673
RC2 Corp. 2	101,232	3,330,533
Topps Co. (The)	215,785	2,110,377

		14,666,879

TRANSPORTATION—2.08%
Alexander & Baldwin Inc.	258,175	8,762,460
Arkansas Best Corp.	134,318	4,918,725
Central Freight Lines Inc. 2	54,170	325,562
Covenant Transport Inc. Class A 2	53,481	1,033,253
EGL Inc. 1 2	216,244	6,543,543
Florida East Coast Industries Inc.	131,380	4,933,319
Forward Air Corp. 2	131,412	5,259,108
Genesee & Wyoming Inc. Class A 2	108,275	2,741,523
GulfMark Offshore Inc. 1 2	87,702	1,432,174
Heartland Express Inc.	276,748	5,106,001
Hub Group Inc. Class A 2	44,029	1,640,080
Kansas City Southern Industries Inc. 1 2	382,024	5,795,304
Kirby Corp. 2	129,023	5,180,273
Knight Transportation Inc. 1 2	223,812	4,794,053
Laidlaw International Inc. 2	633,071	10,414,018
Landstar System Inc. 1 2	180,779	10,608,112
Marten Transport Ltd. 2	56,066	979,473
Offshore Logistics Inc. 2	123,348	4,245,638
Old Dominion Freight Line Inc. 2	100,535	2,896,413
Overnite Corp.	171,191	5,380,533
Overseas Shipholding Group Inc.	158,355	7,860,742
P.A.M. Transportation Services Inc. 2	39,689	760,441
Pacer International Inc. 2	168,168	2,757,955
Quality Distribution Inc. 2	51,815	316,590
RailAmerica Inc. 2	225,757	2,494,615
SCS Transportation Inc. 2	90,772	1,719,222
Seabulk International Inc. 2	36,999	382,940
Swift Transportation Co. Inc. 2	302,588	5,089,530
U.S. Xpress Enterprises Inc. Class A 2	35,868	664,993
USF Corp.	169,093	6,068,748
Werner Enterprises Inc.	293,036	5,658,525

		126,763,866

TRUCKING & LEASING—0.18%
AMERCO 2	56,416	2,139,295
GATX Corp. 1	296,476	7,904,050
Greenbrier Companies Inc. (The)	35,357	848,568

		10,891,913

WATER—0.19%
American States Water Co.	93,403	2,325,735
California Water Service Group 1	104,234	3,061,353
Connecticut Water Service Inc.	48,419	1,280,198
Middlesex Water Co. 1	69,655	1,248,218
PICO Holdings Inc. 2	49,192	936,124
SJW Corp.	39,763	1,312,974
Southwest Water Co.	100,021	1,225,257

		11,389,859
TOTAL COMMON STOCKS (Cost: $6,587,063,486)		6,078,699,766

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—26.39%

COMMERCIAL PAPER—6.41%
Alpine Securitization Corp.
1.77%, 10/18/04 5	9,070,199	9,062,618
1.88%, 10/01/04 5	10,307,045	10,307,045
Amsterdam Funding Corp.
1.72%, 10/14/04 5	7,730,284	7,725,482
1.73%, 10/18/04 5	2,576,761	2,574,656
1.78%, 10/26/04 5	4,638,170	4,632,437
1.78%, 10/27/04 5	2,576,761	2,573,449
1.78%, 10/28/04 5	7,730,284	7,719,964
Barton Capital Corp.
1.77%, 10/15/04 5	6,184,227	6,179,970
1.78%, 10/18/04 5	10,307,045	10,298,406
1.78%, 10/19/04 5	7,730,284	7,723,404
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 5	5,153,522	5,150,568
CRC Funding LLC
1.78%, 11/09/04 5	5,153,522	5,143,585
Delaware Funding Corp.
1.78%, 10/22/04 5	2,576,761	2,574,086
1.78%, 10/26/04 5	2,576,761	2,573,576
1.78%, 10/27/04 5	5,272,569	5,265,791
Edison Asset Securitization
1.45%, 11/09/04 5	10,307,045	10,290,855
1.59%, 12/02/04 5	10,307,045	10,278,821
Eureka Securitization Inc.
1.79%, 11/01/04 5	4,378,948	4,372,198
Falcon Asset Securitization Corp.
1.72%, 10/14/04 5	7,730,284	7,725,482
1.78%, 10/22/04 5	2,576,761	2,574,086
1.78%, 10/26/04 5	4,122,818	4,117,722
Ford Credit Auto Receivables
1.85%, 01/14/05 5	5,153,522	5,125,715
GIRO Funding US Corp.
1.55%, 10/15/04 5	6,758,845	6,754,771
1.78%, 10/27/04 5	4,812,772	4,806,584

Grampian Funding LLC
1.26%, 10/22/04 5	10,307,045	10,299,499
1.44%, 10/27/04 5	10,307,045	10,296,325
1.59%, 11/30/04 5	5,153,522	5,139,866
1.78%, 10/18/04 5	10,307,045	10,298,381
Jupiter Securitization Corp.
1.72%, 10/15/04 5	12,883,806	12,875,188
1.78%, 10/27/04 5	5,153,522	5,146,897
Liberty Street Funding Corp.
1.79%, 10/20/04 5	7,739,354	7,732,042
Nationwide Building Society
1.63%, 12/09/04 5	8,554,847	8,528,120
Park Avenue Receivables Corp.
1.78%, 10/25/04 5	5,153,522	5,147,407
1.78%, 10/28/04 5	6,287,297	6,278,904
Preferred Receivables Funding Corp.
1.72%, 10/14/04 5	20,614,090	20,601,286
1.77%, 10/06/04 5	10,307,045	10,304,512
1.78%, 10/15/04 5	5,153,522	5,149,955
1.78%, 10/19/04 5	2,576,761	2,574,468
1.80%, 10/28/04 5	7,752,238	7,741,772
Prudential Funding LLC
1.60%, 12/01/04 5	5,153,522	5,139,551
Ranger Funding Co. LLC
1.76%, 10/01/04 5	10,307,045	10,307,045
Scaldis Capital LLC
1.73%, 10/15/04 5	5,153,522	5,150,055
Sydney Capital Corp.
1.25%, 10/22/04 5	3,430,185	3,427,683
1.74%, 10/12/04 5	17,786,867	17,777,411
UBS Finance (Delaware)
1.11%, 12/17/04 5	15,460,567	15,423,861
1.88%, 10/01/04 5	56,688,747	56,688,747
WhistleJacket Capital LLC
1.26%, 10/20/04 5	2,553,055	2,551,357

		390,131,603

FLOATING RATE NOTES—6.79%
Bank of Nova Scotia
1.76%, 09/26/05 5	2,576,761	2,575,636
Beta Finance Inc.
1.63%, 05/04/05 5 6	6,184,227	6,183,498
1.69%, 10/12/04 5 6	5,153,522	5,153,507
1.80%, 03/15/05 5 6	5,153,522	5,155,409
1.89%, 09/23/05 5 6	9,276,340	9,272,711
1.89%, 09/27/05 5 6	8,245,636	8,242,374
2.04%, 10/27/05 5 6	9,791,693	9,803,218
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 5	15,460,567	15,455,771
CC USA Inc.
1.61%, 07/29/05 5 6	10,307,045	10,304,488
1.63%, 05/04/05 5 6	10,307,045	10,305,831
Den Danske Bank NY
1.68%, 08/12/05 5	10,307,045	10,304,376
1.77%, 08/26/05 5	10,307,045	10,304,258
Depfa Bank PLC
1.86%, 09/15/05 5	10,307,045	10,307,045
Dorada Finance Inc.
1.61%, 07/29/05 5 6	8,554,847	8,552,725
Five Finance Inc.
1.79%, 04/29/05 5 6	8,245,636	8,245,161
HBOS Treasury Services PLC
1.96%, 04/22/05 5	10,307,045	10,307,045

K2 USA LLC
1.61%, 07/25/05 5 6	5,153,522	5,152,682
1.70%, 06/10/05 5 6	10,307,045	10,306,174
1.70%, 09/12/05 5 6	10,307,045	10,305,101
1.79%, 10/20/05 5 6	10,307,045	10,307,415
Links Finance LLC
1.68%, 04/25/05 5	10,307,045	10,310,843
1.71%, 04/15/05 5 6	10,307,045	10,305,938
National City Bank (Ohio)
1.67%, 08/09/05 5	10,307,045	10,304,402
1.73%, 06/10/05 5	5,153,522	5,154,638
1.76%, 06/23/05 5	10,307,045	10,304,800
Nationwide Building Society
1.96%, 10/28/05 5 6	17,521,976	17,524,425
Norddeutsche Landesbank
1.59%, 07/27/05 5	10,307,045	10,304,073
Northern Rock PLC
1.56%, 01/13/05 5 6	9,791,693	9,791,693
Permanent Financing PLC
1.69%, 03/10/05 5	10,307,045	10,307,045
1.70%, 12/10/04 5	5,153,522	5,153,523
1.72%, 06/10/05 5	4,638,170	4,638,170
Sigma Finance Inc.
1.52%, 10/07/04 5	10,307,045	10,307,011
1.73%, 11/15/04 5	10,307,045	10,306,948
1.75%, 08/17/05 5	5,153,522	5,153,918
1.75%, 09/15/05 5	12,883,806	12,884,935
Tango Finance Corp.
1.66%, 04/07/05 5 6	3,782,685	3,782,491
1.66%, 05/17/05 5 6	8,554,847	8,554,581
1.70%, 02/25/05 5 6	5,771,945	5,771,481
1.72%, 01/18/05 5 6	4,535,100	4,534,963
1.81%, 07/25/05 5 6	10,307,045	10,306,204
WhistleJacket Capital LLC
1.72%, 07/15/05 5 6	7,730,284	7,729,048
1.72%, 09/15/05 5	7,730,284	7,728,805
1.84%, 06/15/05 5 6	5,153,522	5,152,691
White Pine Finance LLC
1.55%, 07/11/05 5	2,576,761	2,576,536
1.63%, 07/05/05 5	5,153,522	5,152,666
1.68%, 05/20/05 5	4,638,170	4,637,877
1.71%, 04/15/05 5 6	7,730,284	7,729,454
1.72%, 11/15/04 5 6	6,184,227	6,184,227
1.73%, 06/15/05 5 6	4,225,888	4,225,888
1.80%, 03/29/05 5	4,432,029	4,431,539
1.80%, 08/26/05 5 6	5,153,522	5,152,593

		412,947,831

MEDIUM-TERM NOTES—0.53%
CC USA Inc.
1.29%, 04/15/05 5 6	10,307,045	10,306,491
1.51%, 02/15/05 5 6	6,699,579	6,703,488
Dorada Finance Inc.
1.48%, 01/18/05 5 6	7,730,284	7,730,169
K2 USA LLC
1.46%, 01/12/05 5 6	5,153,522	5,153,377
WhistleJacket Capital LLC
1.32%, 02/04/05 5 6	2,576,761	2,576,584

		32,470,109

MONEY MARKET FUNDS—5.34%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 5 7	41,228,179	41,228,179

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5 7	159,290,494	159,290,494
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5 7	113,377,494	113,377,494
BlackRock Temp Cash Money Market Fund 5	4,273,896	4,273,896
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 5	6,924,668	6,924,668

		325,094,731

REPURCHASE AGREEMENTS—3.24%
Banc of America Securities LLC
1.90%, 10/01/04 5 8	30,921,134	30,921,134
Bank of America N.A.
1.90%, 10/01/04 5 8	72,149,314	72,149,314
Goldman Sachs & Co.
1.90%, 10/01/04 5 8	66,995,791	66,995,791
Lehman Brothers Inc.
1.90%, 10/01/04 5 8	26,798,317	26,798,317

		196,864,556

TIME DEPOSITS—3.47%
Abbey National Treasury Services PLC
1.25%, 01/06/05 5	10,307,039	10,307,034
1.33%, 02/10/05 5	5,153,522	5,153,243
1.39%, 02/02/05 5	5,153,522	5,153,260
1.39%, 04/08/05 5	7,214,931	7,214,371
1.40%, 10/25/04 5	10,307,045	10,306,943
Bank of New York
1.39%, 11/01/04 5	10,307,045	10,306,957
1.60%, 12/03/04 5	2,576,761	2,576,536
Bank of Nova Scotia
1.13%, 10/06/04 5	10,307,045	10,307,045
1.24%, 10/07/04 5	7,730,284	7,730,271
1.42%, 10/29/04 5	7,730,284	7,730,328
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 5	7,730,284	7,730,265
1.38%, 11/22/04 5	2,576,761	2,576,789
1.40%, 10/29/04 5	10,307,045	10,307,025
HBOS Treasury Services PLC
1.24%, 04/01/05 5	6,596,509	6,596,179
National City Bank (Ohio)
1.25%, 01/06/05 5	10,307,045	10,307,180
Nordea Bank PLC
2.11%, 06/07/05 5	10,307,045	10,305,649
SunTrust Bank
1.88%, 10/01/04 5	41,228,179	41,228,179
Toronto-Dominion Bank
1.22%, 03/23/05 5	18,037,328	18,035,830
1.34%, 02/10/05 5	4,122,818	4,122,594
1.41%, 11/01/04 5	7,730,284	7,730,218
1.77%, 05/10/05 5	5,153,522	5,153,212
1.78%, 10/29/04 5	5,153,522	5,153,523
1.90%, 05/11/05 5	5,153,522	5,153,211

		211,185,842

U.S. GOVERNMENT AGENCY NOTES—0.61%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 5	7,214,931	7,227,334
1.80%, 01/18/05 5	4,792,776	4,766,655
1.80%, 01/19/05 5	5,153,522	5,125,178
2.06%, 05/31/05 5	5,138,371	5,067,216
Federal National Mortgage Association
2.33%, 07/22/05 5	15,460,567	15,167,010

		37,353,393

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,606,048,065)	1,606,048,065

TOTAL INVESTMENTS IN SECURITIES—126.27% (Cost: $8,193,111,551)	7,684,747,831

Other Assets, Less Liabilities — (26.27%)	(1,598,983,871)

NET ASSETS — 100.00%	$6,085,763,960

1	All or a portion of this security represents a security on loan. See Note 5.
2	Non-income earning security.
3	Fractional share which rounds to less than 1 share.
4	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
5	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
6	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
8	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—100.02%

ADVERTISING—0.65%
ADVO Inc.	95,129	2,943,291
Catalina Marketing Corp.	133,745	3,086,835
Greenfield Online Inc. 1	7,392	150,132
Grey Global Group Inc. 2	3,221	3,204,895
Marchex Inc. Class B 1 2	15,483	192,918
ValueVision Media Inc. Class A 1 2	45,805	613,329
Ventiv Health Inc. 1 2	68,802	1,166,194

		11,357,594

AEROSPACE & DEFENSE—1.43%
AAR Corp. 1	19,094	237,720
Armor Holdings Inc. 1	105,994	4,410,410
BE Aerospace Inc. 1	138,076	1,256,492
Curtiss-Wright Corp.	21,432	1,226,553
DRS Technologies Inc. 1	12,797	479,120
EDO Corp.	43,732	1,213,563
Engineered Support Systems Inc.	82,685	3,773,743
HEICO Corp.	3,486	61,632
Herley Industries Inc. 1	13,526	252,801
Innovative Solutions & Support Inc. 1	25,747	631,574
MTC Technologies Inc. 1	26,833	741,396
Orbital Sciences Corp. 1 2	180,481	2,061,093
Teledyne Technologies Inc. 1	121,206	3,034,998
Titan Corp. (The) 1	311,569	4,352,619
United Industrial Corp. 2	39,632	1,303,496

		25,037,210

AGRICULTURE—0.30%
Delta & Pine Land Co.	83,754	2,240,419
Maui Land & Pineapple Co. Inc. 1	11,790	373,153
Standard Commercial Corp.	20,111	316,748
Tejon Ranch Co. 1 2	28,237	1,063,123
Vector Group Ltd. 2	89,313	1,342,372

		5,335,815

AIRLINES—0.40%
AirTran Holdings Inc. 1 2	313,699	3,124,442
America West Holdings Corp. Class B 1 2	19,669	106,213
ExpressJet Holdings Inc. 1	117,415	1,175,324
Frontier Airlines Inc. 1	47,449	364,408
Mesa Air Group Inc. 1 2	103,694	528,839
Pinnacle Airlines Corp. 1	72,397	731,210
Republic Airways Holdings Inc. 1	6,146	55,253
SkyWest Inc. 2	61,025	918,426

		7,004,115

APPAREL—1.03%
Carter’s Inc. 1 2	24,593	680,980
Cherokee Inc.	16,909	403,449
Deckers Outdoor Corp. 1 2	33,428	1,136,552
DHB Industries Inc. 1 2	75,981	1,078,930

Guess? Inc. 1	55,594	990,129
Gymboree Corp. 1	94,291	1,357,790
K-Swiss Inc. Class A	96,217	1,852,177
OshKosh B’Gosh Inc. Class A 2	12,555	253,611
Oxford Industries Inc.	49,292	1,836,127
Quiksilver Inc. 1	206,815	5,257,237
Skechers U.S.A. Inc. Class A 1	3,484	50,588
Warnaco Group Inc. (The) 1 2	110,499	2,456,393
Wolverine World Wide Inc.	32,180	810,936

		18,164,899

AUTO MANUFACTURERS—0.18%
A.S.V. Inc. 1	28,886	1,081,203
Noble International Ltd.	23,421	427,902
Wabash National Corp. 1	57,536	1,580,514

		3,089,619

AUTO PARTS & EQUIPMENT—0.12%
Aftermarket Technology Corp. 1	27,298	343,409
Commercial Vehicle Group Inc. 1	4,276	67,732
Keystone Automotive Industries Inc. 1	56,602	1,245,244
Sports Resorts International Inc. 1	5,981	21,890
Strattec Security Corp. 1	6,168	384,020

		2,062,295

BANKS—5.60%
ACE Cash Express Inc. 1	33,603	875,022
Arrow Financial Corp.	32,434	973,664
Bancorp Bank (The) 1	6,669	135,714
Bank of the Ozarks Inc. 2	39,432	1,172,313
Boston Private Financial Holdings Inc.	11,728	292,731
Bryn Mawr Bank Corp. 2	7,642	153,451
Capital City Bank Group Inc.	3,436	133,008
Capital Corporation of the West	1,122	48,246
Capital Crossing Bank 1	16,081	409,101
Capitol Bancorp Ltd.	20,236	593,724
Cascade Bancorp 2	58,368	1,132,339
Cathay General Bancorp	109,089	4,057,020
Center Financial Corp.	35,508	675,362
City Bank	2,268	79,335
City Holding Co.	6,592	216,811
Coastal Financial Corp.	47,353	684,251
CoBiz Inc. 2	48,649	804,168
Columbia Bancorp	2,410	70,227
Community First Bankshares Inc.	61,052	1,957,327
CVB Financial Corp. 2	114,757	2,549,901
East West Bancorp Inc.	186,523	6,265,308
EuroBancshares Inc. 1	8,033	149,333
First BanCorp (Puerto Rico)	119,088	5,751,950
First Busey Corp. Class A 2	22,818	436,052
First Financial Bankshares Inc.	2,851	114,496
First Midwest Bancorp Inc.	76,442	2,641,836
First National Bankshares of Florida	35,126	862,343
FNB Corp. (Pennsylvania) 2	88,088	1,949,387
Frontier Financial Corp.	21,333	753,055
German American Bancorp	4,686	78,912
Glacier Bancorp Inc.	52,019	1,516,874
Gold Bancorp Inc.	65,617	885,173
Great Southern Bancorp Inc.	19,521	610,031
Greater Bay Bancorp 2	17,906	514,797
Hanmi Financial Corp.	49,955	1,508,641
Harleysville National Corp.	97,798	2,397,029
Independent Bank Corp. (Massachusetts)	28,696	886,993
Independent Bank Corp. (Michigan)	33,859	914,193
K-Fed Bancorp 1	1,463	21,579

Macatawa Bank Corp.	1,638	45,946
Main Street Banks Inc. 2	19,041	582,655
MB Financial Inc.	29,531	1,170,609
MBT Financial Corp.	3,577	70,217
Mercantile Bank Corp.	17,692	616,389
Midwest Banc Holdings Inc.	14,090	270,810
Nara Bancorp Inc. 2	68,336	1,376,970
Oak Hill Financial Inc.	3,422	119,017
Old Second Bancorp Inc.	49,970	1,397,661
Oriental Financial Group Inc. 2	37,003	1,001,301
Pacific Capital Bancorp	70,315	2,079,918
Park National Corp.	19,356	2,462,664
Peapack-Gladstone Financial Corp.	27,017	819,963
PennRock Financial Services Corp.	7,928	220,081
PrivateBancorp Inc. 2	61,112	1,647,580
R&G Financial Corp. Class B	103,197	3,988,564
S&T Bancorp Inc.	4,771	170,372
Sandy Spring Bancorp Inc.	13,220	432,294
Santander BanCorp	1,220	30,500
Seacoast Banking Corp. of Florida	21,624	461,889
Signature Bank 1	5,296	141,668
Silicon Valley Bancshares 1 2	109,833	4,082,493
Smithtown Bancorp Inc.	19,516	487,900
Southern Community Financial Corp.	8,449	94,037
Southwest Bancorp of Texas Inc. 2	241,403	4,861,856
State Bancorp Inc.	3,039	68,833
Sterling Bancorp	25,753	696,619
Sterling Financial Corp. (Pennsylvania)	23,826	639,490
Suffolk Bancorp	40,497	1,221,794
SY Bancorp Inc. 2	28,612	645,773
Texas Capital Bancshares Inc. 1	60,290	1,094,263
Texas Regional Bancshares Inc. Class A	78,271	2,433,445
TriCo Bancshares	3,050	63,806
TrustCo Bank Corp. NY 2	276,212	3,541,038
United Community Banks Inc.	69,518	1,687,202
United PanAm Financial Corp. 1 2	17,150	308,786
Univest Corp. of Pennsylvania	28,212	1,149,639
USB Holding Co. Inc.	3,835	96,949
Virginia Commerce Bancorp Inc. 1 2	25,744	695,088
West Bancorporation	62,363	1,043,957
West Coast Bancorp	3,452	71,905
Westamerica Bancorp 2	69,695	3,825,559
Western Sierra Bancorp 1 2	4,759	158,427
Wilshire Bancorp Inc. 1	26,078	787,034
Wintrust Financial Corp. 2	74,119	4,245,536

		98,380,194

BEVERAGES—0.15%
Boston Beer Co. Inc. Class A 1	23,117	582,548
Coca-Cola Bottling Co. Consolidated	8,984	485,316
Hansen Natural Corp. 1	20,016	482,786
National Beverage Corp.	8,975	72,518
Peet’s Coffee & Tea Inc. 1	43,768	1,023,734

		2,646,902

BIOTECHNOLOGY—2.82%
Aksys Ltd. 1 2	29,254	138,956
Alexion Pharmaceuticals Inc. 1	100,133	1,802,394
ARIAD Pharmaceuticals Inc. 1	194,523	1,301,359
Avant Immunotherapeutics Inc. 1 2	280,696	479,990
Axonyx Inc. 1 2	180,016	1,017,090
Barrier Therapeutics Inc. 1	21,906	266,377
Bio-Rad Laboratories Inc. Class A 1	21,581	1,102,789
CancerVax Corp. 1 2	62,898	509,474
Ciphergen Biosystems Inc. 1 2	87,313	340,521

Corgentech Inc. 1 2	22,705	387,574
CuraGen Corp. 1 2	91,728	504,504
Curis Inc. 1 2	153,119	681,380
CYTOGEN Corp. 1	57,894	610,203
Cytokinetics Inc. 1	25,131	334,242
deCODE genetics Inc. 1 2	178,636	1,345,129
Digene Corp. 1 2	52,203	1,355,190
Diversa Corp. 1	88,147	736,027
Encysive Pharmaceuticals Inc. 1	195,583	1,766,114
Enzo Biochem Inc. 1 2	89,749	1,346,235
Enzon Pharmaceuticals Inc. 1	98,489	1,570,900
Exelixis Inc. 1	233,466	1,881,736
Genaera Corp. 1 2	186,318	728,503
Genencor International Inc. 1	27,864	447,217
Geron Corp. 1 2	167,856	1,005,457
GTx Inc. 1 2	20,364	237,444
Illumina Inc. 1	107,511	635,390
Immunogen Inc. 1	136,761	690,643
Immunomedics Inc. 1 2	156,251	406,253
Incyte Corp. 1 2	114,450	1,102,153
Integra LifeSciences Holdings Corp. 1 2	75,704	2,430,855
InterMune Inc. 1 2	107,070	1,262,355
Keryx Biopharmaceuticals Inc. 1	80,696	902,988
Kosan Biosciences Inc. 1	78,700	453,312
Lexicon Genetics Inc. 1 2	235,950	1,554,910
LifeCell Corp. 1	105,813	1,058,130
Maxim Pharmaceuticals Inc. 1 2	105,663	282,120
Myogen Inc. 1 2	53,315	431,851
Myriad Genetics Inc. 1 2	103,176	1,764,310
Nanogen Inc. 1 2	127,141	486,950
Neose Technologies Inc. 1	69,725	522,937
Peregrine Pharmaceuticals Inc. 1 2	462,463	744,565
Regeneration Technologies Inc. 1 2	85,870	688,677
Regeneron Pharmaceuticals Inc. 1 2	141,152	1,225,199
Seattle Genetics Inc. 1	56,754	372,874
Serologicals Corp. 1 2	69,308	1,616,956
SuperGen Inc. 1 2	165,095	1,020,287
Telik Inc. 1 2	162,152	3,615,990
Tercica Inc. 1 2	21,114	190,026
Third Wave Technologies Inc. 1	103,600	712,768
Transkaryotic Therapies Inc. 1 2	102,628	1,819,594
Vertex Pharmaceuticals Inc. 1 2	146,488	1,538,124

		49,427,022

BUILDING MATERIALS—0.65%
Aaon Inc. 1	27,714	482,224
Drew Industries Inc. 1	26,665	955,940
Eagle Materials Inc. 2	5,024	358,211
ElkCorp	65,624	1,821,722
Lennox International Inc.	18,420	275,195
NCI Building Systems Inc. 1	44,310	1,413,489
Simpson Manufacturing Co. Inc. 2	66,972	4,232,630
Trex Co. Inc. 1 2	38,227	1,692,692
Universal Forest Products Inc.	4,096	140,083

		11,372,186

CHEMICALS—1.58%
Aceto Corp.	59,429	855,778
Airgas Inc.	41,464	998,038
American Vanguard Corp.	18,489	660,797
Cabot Microelectronics Corp. 1 2	90,380	3,276,275
Georgia Gulf Corp.	56,435	2,516,437
Hercules Inc. 1	218,753	3,117,230
IMC Global Inc. 1 2	431,608	7,505,663
Kronos Worldwide Inc.	11,269	447,371

MacDermid Inc.	100,187	2,901,416
NL Industries Inc.	10,123	185,352
Olin Corp.	101,672	2,033,440
OMNOVA Solutions Inc. 1	62,904	379,311
Quaker Chemical Corp.	8,656	209,042
Symyx Technologies Inc. 1 2	105,030	2,473,456
Westlake Chemical Corp. 1	6,931	154,561

		27,714,167

COMMERCIAL SERVICES—5.60%
Aaron Rents Inc.	140,730	3,062,285
Administaff Inc. 1 2	79,873	934,514
Advisory Board Co. (The) 1 2	66,010	2,217,936
Albany Molecular Research Inc. 1	12,076	115,930
AMN Healthcare Services Inc. 1 2	42,403	506,716
Answerthink Inc. 1	167,798	897,719
Arbitron Inc. 1	112,772	4,128,583
Banta Corp.	74,051	2,943,527
Bowne & Co. Inc.	64,458	837,309
Bright Horizons Family Solutions Inc. 1	48,952	2,657,604
CDI Corp.	39,002	799,541
Charles River Associates Inc. 1 2	37,814	1,447,898
Clark Inc. 1	6,666	90,258
Coinstar Inc. 1 2	79,186	1,845,034
Consolidated Graphics Inc. 1	29,167	1,222,097
Corrections Corp. of America 1	66,226	2,341,751
CorVel Corp. 1	23,957	711,044
CoStar Group Inc. 1	59,832	2,943,136
Cross Country Healthcare Inc. 1 2	11,454	177,537
DiamondCluster International Inc. Class A 1	86,946	1,060,741
Euronet Worldwide Inc. 1	83,667	1,566,246
Exult Inc. 1 2	193,411	1,017,342
First Advantage Corp. Class A 1	9,788	157,195
First Health Group Corp. 1	233,225	3,752,590
Forrester Research Inc. 1	43,865	668,503
FTI Consulting Inc. 1 2	24,333	459,894
Gartner Inc. Class A 1	254,295	2,972,709
Gevity HR Inc.	87,767	1,349,856
Healthcare Services Group Inc. 2	50,084	899,509
Heidrick & Struggles International Inc. 1	62,343	1,796,725
Hooper Holmes Inc.	53,823	241,127
Hudson Highland Group Inc. 1 2	31,145	909,123
Integrated Electrical Services Inc. 1	45,699	219,812
Interactive Data Corp. 1	18,304	344,481
Intersections Inc. 1	26,173	383,434
iPayment Holdings Inc. 1	39,082	1,569,533
Jackson Hewitt Tax Service Inc.	77,607	1,569,990
Kelly Services Inc. Class A	3,531	94,313
Kforce Inc. 1	95,217	797,918
Korn/Ferry International 1 2	116,715	2,127,714
Labor Ready Inc. 1 2	154,470	2,165,669
Landauer Inc.	21,333	1,001,158
Learning Tree International Inc. 1	32,718	461,324
LECG Corp. 1	48,677	823,128
Magellan Health Services Inc. 1	21,887	800,189
McGrath RentCorp	35,846	1,310,171
Midas Inc. 1	33,105	536,301
Monro Muffler Brake Inc. 1	32,949	719,936
MPS Group Inc. 1	111,856	940,709
National Processing Inc. 1	21,098	559,519
Navigant Consulting Inc. 1 2	170,380	3,741,545
Neurogen Corp. 1	93,439	603,616
PAREXEL International Corp. 1	69,947	1,370,961
PDI Inc. 1	31,489	849,888
Pre-Paid Legal Services Inc. 1 2	38,694	993,662

PRG-Schultz International Inc. 1 2	13,815	79,298
Princeton Review Inc. (The) 1	46,687	350,153
ProxyMed Inc. 1	12,342	123,050
Quanta Services Inc. 1	136,965	828,638
Rent-Way Inc. 1 2	65,254	446,990
Resources Connection Inc. 1 2	85,819	3,242,242
Rewards Network Inc. 1	60,505	403,568
Rollins Inc.	72,881	1,770,280
SFBC International Inc. 1 2	46,434	1,221,679
Sotheby’s Holdings Inc. Class A 1	170,346	2,677,839
Source Interlink Companies Inc. 1	73,461	714,041
StarTek Inc. 2	40,280	1,263,181
Strayer Education Inc.	55,152	6,343,032
TeleTech Holdings Inc. 1	101,262	955,913
TNS Inc. 1	16,996	329,722
Universal Technical Institute Inc. 1	52,772	1,592,659
Valassis Communications Inc. 1	108,705	3,215,494
Watson Wyatt & Co. Holdings	79,123	2,080,935

		98,355,664

COMPUTERS—4.21%
Advanced Digital Information Corp. 1	100,075	870,653
Ansoft Corp. 1	24,471	389,089
Anteon International Corp. 1	98,442	3,607,899
Blue Coat Systems Inc. 1	33,403	481,003
Brocade Communications Systems Inc. 1	786,880	4,445,872
CACI International Inc. Class A 1	106,122	5,601,119
Carreker Corp. 1	74,760	568,924
Catapult Communications Corp. 1	3,537	66,637
CIBER Inc. 1 2	120,598	906,897
Covansys Corp. 1	74,144	855,622
Cray Inc. 1 2	317,178	1,119,638
CyberGuard Corp. 1	61,314	362,366
CyberSource Corp. 1	102,046	492,882
Digimarc Corp. 1	31,535	285,076
DigitalNet Holdings Inc. 1	20,979	633,881
Dot Hill Systems Corp. 1	161,627	1,296,249
Drexler Technology Corp. 1 2	35,290	323,256
Echelon Corp. 1 2	103,503	815,604
Electronics For Imaging Inc. 1	133,694	2,171,191
Equinix Inc. 1	30,627	942,393
FactSet Research Systems Inc. 2	73,018	3,519,468
Gateway Inc. 1	233,272	1,154,696
iGATE Corp. 1	64,203	236,267
Intergraph Corp. 1	104,461	2,838,205
Internap Network Services Corp. 1	514,866	344,960
InterVoice-Brite Inc. 1	133,183	1,434,381
Iomega Corp. 1	120,912	562,241
Kanbay International Inc. 1	12,651	268,960
Komag Inc. 1	12,365	171,874
Kronos Inc. 1 2	114,875	5,087,814
Lexar Media Inc. 1 2	263,479	2,210,589
Magma Design Automation Inc. 1 2	91,483	1,379,564
Manhattan Associates Inc. 1 2	111,972	2,734,356
Mentor Graphics Corp. 1 2	259,922	2,850,045
Mercury Computer Systems Inc. 1	78,678	2,118,012
Merge Technologies Inc. 1 2	40,550	699,893
MICROS Systems Inc. 1	58,982	2,953,229
Mobility Electronics Inc. 1	92,269	760,297
MTS Systems Corp.	6,043	128,414
NetScout Systems Inc. 1	72,433	386,068
Overland Storage Inc. 1	39,972	559,208
PEC Solutions Inc. 1	4,808	56,350
Perot Systems Corp. Class A 1	73,176	1,175,207
Quantum Corp. 1 2	298,486	689,503

RadiSys Corp. 1 2	57,029	795,555
SI International Inc. 1	19,198	420,628
Silicon Storage Technology Inc. 1	302,764	1,928,607
SimpleTech Inc. 1	42,807	156,674
SRA International Inc. Class A 1 2	48,429	2,496,999
Stratasys Inc. 1 2	34,210	1,079,497
Sykes Enterprises Inc. 1	35,232	161,715
Synaptics Inc. 1 2	81,519	1,643,423
Syntel Inc. 2	27,441	453,600
TALX Corp. 2	13,676	315,779
TransAct Technologies Inc. 1	31,832	822,857
Tumbleweed Communications Corp. 1 2	178,165	450,757
Tyler Technologies Inc. 1	136,561	1,207,199
Ultimate Software Group Inc. 1 2	61,924	760,427
Xybernaut Corp. 1 2	634,627	710,782

		73,960,351

COSMETICS & PERSONAL CARE—0.24%
Chattem Inc. 1 2	46,447	1,497,916
Del Laboratories Inc. 1	18,192	600,336
Elizabeth Arden Inc. 1	83,942	1,767,819
Inter Parfums Inc. 2	19,496	266,120

		4,132,191

DISTRIBUTION & WHOLESALE—0.70%
Advanced Marketing Services Inc.	4,848	52,310
Central European Distribution Corp. 1 2	45,586	1,018,391
LKQ Corp. 1	26,836	490,294
NuCo2 Inc. 1	23,252	452,716
ScanSource Inc. 1	46,701	2,979,524
SCP Pool Corp. 2	198,769	5,315,083
United Stationers Inc. 1	7,083	307,402
WESCO International Inc. 1	66,791	1,619,682

		12,235,402

DIVERSIFIED FINANCIAL SERVICES—1.57%
Accredited Home Lenders Holding Co. 1 2	60,837	2,343,441
Affiliated Managers Group Inc. 1 2	87,526	4,686,142
Archipelago Holdings Inc. 1	2,521	37,336
Asset Acceptance Capital Corp. 1	28,951	491,298
Asta Funding Inc.	29,279	474,027
BKF Capital Group Inc.	13,602	398,539
Capital Southwest Corp.	6,088	462,688
Circle Group Holdings Inc. 1 2	77,163	139,665
Cohen & Steers Inc.	1,740	26,866
Education Lending Group Inc. 1 2	46,675	689,857
Encore Capital Group Inc. 1	44,810	844,669
eSpeed Inc. 1 2	89,239	877,219
Federal Agricultural Mortgage Corp. 1	1,351	29,979
First Cash Inc. 1	43,740	876,112
Gabelli Asset Management Inc. Class A 2	12,564	538,367
Greenhill & Co. Inc.	11,257	265,665
Greg Manning Auctions Inc. 1 2	18,801	210,383
Harris & Harris Group Inc. 1 2	58,913	609,160
Marlin Business Services Corp. 1	19,187	359,948
National Financial Partners Corp.	123,936	4,434,430
Nelnet Inc. Class A 1 2	30,430	681,023
New Century Financial Corp. 2	85,017	5,119,724
Piper Jaffray Companies Inc. 1	6,750	267,233
Portfolio Recovery Associates Inc. 1 2	45,209	1,328,693
World Acceptance Corp. 1	59,651	1,386,886

		27,579,350

ELECTRIC—0.03%
Duquesne Light Holdings Inc.	23,903	429,298
MGE Energy Inc.	4,627	147,231

		576,529

ELECTRICAL COMPONENTS & EQUIPMENT—1.01%
Advanced Energy Industries Inc. 1 2	78,901	732,990
Artesyn Technologies Inc. 1 2	73,740	735,925
Belden CDT Inc. 2	38,017	828,771
Capstone Turbine Corp. 1	218,527	334,346
Cherokee International Corp. 1	27,315	229,173
Encore Wire Corp. 1	59,104	782,537
Energy Conversion Devices Inc. 1 2	75,215	997,351
EnerSys 1	1,717	22,063
General Cable Corp. 1 2	9,998	106,379
GrafTech International Ltd. 1	64,810	904,100
Intermagnetics General Corp. 1	95,619	2,213,580
Littelfuse Inc. 1	73,112	2,524,557
Medis Technologies Ltd. 1 2	49,035	551,153
Power-One Inc. 1	116,410	754,337
Rayovac Corp. 1	121,169	3,192,803
Universal Display Corp. 1 2	77,246	650,411
Valence Technology Inc. 1 2	58,267	200,438
Vicor Corp.	71,211	719,943
Wilson Greatbatch Technologies Inc. 1	72,853	1,303,340

		17,784,197

ELECTRONICS—3.70%
ADE Corp. 1 2	35,335	601,932
American Superconductor Corp. 1 2	90,828	1,128,084
Analogic Corp. 2	26,435	1,102,075
Bei Technologies Inc.	41,311	1,131,921
Bel Fuse Inc. Class B	42,011	1,389,724
Benchmark Electronics Inc. 1	76,295	2,273,591
Brady Corp. Class A	32,233	1,572,003
Coherent Inc. 1	50,649	1,313,835
CTS Corp. 2	59,417	748,654
Cymer Inc. 1	135,017	3,869,587
Daktronics Inc. 1	53,573	1,309,860
DDi Corp. 1	51,288	260,030
Dionex Corp. 1	68,890	3,768,283
Excel Technology Inc. 1	44,611	1,151,856
FEI Co. 1 2	77,626	1,533,890
FSI International Inc. 1	102,438	428,191
Identix Inc. 1 2	326,783	2,176,375
II-VI Inc. 1	41,772	1,462,438
Intevac Inc. 1 2	61,759	387,847
InVision Technologies Inc. 1 2	62,935	2,831,446
Itron Inc. 1 2	77,710	1,356,040
Keithley Instruments Inc.	46,534	812,018
Maxwell Technologies Inc. 1	41,709	430,020
Measurements Specialties Inc. 1 2	39,926	992,161
Merix Corp. 1 2	30,016	310,966
Metrologic Instruments Inc. 1 2	39,307	623,016
MIPS Technologies Inc. Class A 1	152,851	871,251
Molecular Devices Corp. 1 2	35,079	826,812
OSI Systems Inc. 1 2	30,899	497,474
Paradyne Networks Inc. 1	147,114	676,724
Paxar Corp. 1	22,075	500,661
Photon Dynamics Inc. 1 2	61,958	1,257,747
Planar Systems Inc. 1 2	10,655	119,443
Plexus Corp. 1 2	69,522	767,523
PLX Technology Inc. 1	79,092	570,253
RAE Systems Inc. 1	129,114	720,456
Rogers Corp. 1 2	61,487	2,612,583
SBS Technologies Inc. 1	26,735	326,167

Sonic Solutions Inc. 1 2	69,196	1,129,279
Spatialight Inc. 1 2	78,864	465,298
Suntron Corp. 1	7,851	38,862
Sypris Solutions Inc.	2,841	38,780
Taser International Inc. 1 2	89,333	3,354,454
Technitrol Inc. 1	22,304	434,928
Trimble Navigation Ltd. 1	188,152	5,945,603
TTM Technologies Inc. 1 2	151,701	1,348,622
Ultralife Batteries Inc. 1 2	52,384	532,745
Varian Inc. 1	128,773	4,876,634
Viisage Technology Inc. 1	104,033	598,190
Woodhead Industries Inc.	2,327	32,113
X-Rite Inc.	77,477	1,128,840
Zygo Corp. 1	30,721	311,204

		64,948,489

ENERGY - ALTERNATE SOURCES—0.43%
FuelCell Energy Inc. 1 2	157,308	1,612,407
Headwaters Inc. 1 2	124,643	3,846,483
KFx Inc. 1 2	127,638	984,089
Plug Power Inc. 1 2	180,170	1,154,890

		7,597,869

ENERGY & RELATED—0.06%
Edge Petroleum Corp. 1	38,780	619,317
Syntroleum Corp. 1 2	60,237	422,864

		1,042,181

ENGINEERING & CONSTRUCTION—0.27%
Dycom Industries Inc. 1	138,460	3,930,879
Infrasource Services Inc. 1	10,633	111,647
Insituform Technologies Inc. Class A 1	31,829	594,247
Perini Corp. 1	4,275	60,962

		4,697,735

ENTERTAINMENT—1.40%
Alliance Gaming Corp. 1 2	190,827	2,873,855
Argosy Gaming Co. 1	50,759	1,989,753
Dover Downs Gaming & Entertainment Inc.	12,824	131,959
Empire Resorts Inc. 1 2	14,635	109,763
Isle of Capri Casinos Inc. 1	22,964	444,813
Macrovision Corp. 1	183,098	4,409,000
Nevada Gold & Casinos Inc. 1	15,140	181,983
Penn National Gaming Inc. 1	118,870	4,802,348
Scientific Games Corp. Class A 1 2	285,350	5,450,185
Shuffle Master Inc. 1 2	86,079	3,224,519
Speedway Motorsports Inc.	30,514	1,017,032

		24,635,210

ENVIRONMENTAL CONTROL—0.83%
Casella Waste Systems Inc. Class A 1	73,199	866,676
Darling International Inc. 1	237,994	1,025,754
Duratek Inc. 1 2	37,620	669,260
IMCO Recycling Inc. 1	24,664	281,170
Layne Christensen Co. 1 2	18,725	282,186
Mine Safety Appliances Co. 2	80,040	3,259,229
Tetra Tech Inc. 1 2	171,562	2,173,691
TRC Companies Inc. 1	18,943	355,560
Waste Connections Inc. 1	175,893	5,572,290

		14,485,816

FOOD—0.52%
Arden Group Inc. Class A	2,049	174,165
Cal-Maine Foods Inc. 2	31,510	345,665
Lance Inc.	5,601	90,456

MGP Ingredients Inc. 2	26,769	265,548
Performance Food Group Co. 1	104,467	2,475,868
Provide Commerce Inc. 1	16,801	350,973
Sanderson Farms Inc.	20,802	695,827
United Natural Foods Inc. 1 2	146,992	3,909,987
Wild Oats Markets Inc. 1 2	105,126	908,289

		9,216,778

FOREST PRODUCTS & PAPER—0.03%
Deltic Timber Corp.	7,111	282,947
Wausau-Mosinee Paper Corp.	9,772	162,704

		445,651

HAND & MACHINE TOOLS—0.54%
Baldor Electric Co. 2	122,179	2,890,755
Franklin Electric Co. Inc.	59,952	2,374,099
Lincoln Electric Holdings Inc.	125,356	3,931,164
Regal-Beloit Corp.	11,965	289,433

		9,485,451

HEALTH CARE—0.66%
Abaxis Inc. 1 2	65,043	846,209
ABIOMED Inc. 1 2	56,907	503,627
America Service Group Inc. 1	26,421	1,084,318
Cyberoptics Corp. 1 2	27,674	427,287
Endocardial Solutions Inc. 1	81,923	947,849
FARO Technologies Inc. 1	39,421	801,823
Flanders Corp. 1 2	33,714	289,603
Genelabs Technologies Inc. 1 2	325,348	849,158
I-Flow Corp. 1	67,678	979,977
LCA-Vision Inc. 2	38,330	988,531
Microtek Medical Holdings Inc. 1 2	36,658	115,839
Microvision Inc. 1 2	68,838	407,521
Palomar Medical Technologies Inc. 1	44,876	983,682
Psychiatric Solutions Inc. 1	36,993	937,773
Sonic Innovations Inc. 1	70,547	321,694
ThermoGenesis Corp. 1 2	162,274	778,915
Urologix Inc. 1 2	52,548	332,103

		11,595,909

HEALTH CARE-PRODUCTS—5.85%
Advanced Medical Optics Inc. 1 2	131,248	5,193,483
Advanced Neuromodulation Systems Inc. 1 2	74,942	2,274,490
Align Technology Inc. 1	193,147	2,951,286
American Medical Systems Holdings Inc. 1	93,630	3,395,960
Animas Corp. 1	13,746	221,311
Arrow International Inc.	71,541	2,139,076
ArthroCare Corp. 1 2	79,422	2,326,270
Aspect Medical Systems Inc. 1	45,901	830,349
BioLase Technology Inc. 2	79,516	648,851
Biosite Inc. 1 2	48,383	2,368,832
Bioveris Corp. 1	56,875	353,194
Bruker BioSciences Corp. 1	81,826	283,118
Candela Corp. 1 2	71,060	820,032
Cardiac Science Inc. 1	168,056	322,668
CardioDynamics International Corp. 1	133,405	613,663
Cepheid Inc. 1 2	155,579	1,341,091
Closure Medical Corp. 1 2	26,059	371,080
Conceptus Inc. 1 2	95,037	880,993
CTI Molecular Imaging Inc. 1 2	116,030	936,362
Cyberonics Inc. 1 2	64,456	1,318,770
Diagnostic Products Corp.	84,029	3,434,265
DJ Orthopedics Inc. 1	60,530	1,068,355
Encore Medical Corp. 1	113,661	566,032
EPIX Pharmaceuticals Inc. 1	84,866	1,638,762

Exactech Inc. 1	23,167	473,765
E-Z-Em Inc.	1,630	29,259
Haemonetics Corp. 1	44,710	1,468,276
Hologic Inc. 1 2	20,991	404,497
ICU Medical Inc. 1 2	39,120	1,018,685
Immucor Inc. 1	111,246	2,753,339
Immunicon Corp. 1	19,357	193,570
Intuitive Surgical Inc. 1	110,636	2,738,241
Inverness Medical Innovations Inc. 1 2	28,902	601,162
IVAX Diagnostics Inc. 1	24,101	131,832
Kensey Nash Corp. 1 2	35,427	927,833
Kyphon Inc. 1 2	86,293	2,138,341
Laserscope 1 2	66,939	1,356,854
Lifeline Systems Inc. 1	41,303	1,008,619
Luminex Corp. 1	99,979	712,850
Medical Action Industries Inc. 1	30,868	513,273
Mentor Corp. 2	146,090	4,920,311
Merit Medical Systems Inc. 1	87,072	1,315,658
Micro Therapeutics Inc. 1	45,529	193,498
NuVasive Inc. 1	24,140	254,918
Oakley Inc.	77,175	918,383
Ocular Sciences Inc. 1	55,289	2,652,213
OraSure Technologies Inc. 1	147,333	928,198
Orthologic Corp. 1	128,616	905,457
Orthovita Inc. 1	171,362	766,845
Palatin Technologies Inc. 1 2	194,754	566,734
PolyMedica Corp.	97,467	3,001,984
Possis Medical Inc. 1	59,721	935,231
PSS World Medical Inc. 1 2	250,138	2,511,386
Quidel Corp. 1 2	109,329	495,260
SonoSite Inc. 1 2	54,637	1,423,294
Stereotaxis Inc. 1	1,923	18,730
Steris Corp. 1	222,501	4,881,672
SurModics Inc. 1 2	52,669	1,250,889
Sybron Dental Specialties Inc. 1	98,829	2,934,233
TECHNE Corp. 1	121,297	4,631,119
Thoratec Corp. 1 2	184,082	1,770,869
TriPath Imaging Inc. 1	102,638	839,579
Ventana Medical Systems Inc. 1 2	50,723	2,558,468
VISX Inc. 1	180,860	3,725,716
West Pharmaceutical Services Inc.	52,872	1,102,381
Wright Medical Group Inc. 1 2	98,869	2,483,589
Young Innovations Inc.	17,539	578,787
Zila Inc. 1 2	169,335	697,660
Zoll Medical Corp. 1	21,954	733,044

		102,764,795

HEALTH CARE-SERVICES—3.31%
Amedisys Inc. 1 2	42,693	1,278,655
American Healthways Inc. 1 2	107,320	3,124,085
American Medical Security Group Inc. 1	2,731	87,365
AMERIGROUP Corp. 1	74,069	4,166,381
AmSurg Corp. 1 2	112,630	2,385,503
Apria Healthcare Group Inc. 1	186,018	5,068,991
Beverly Enterprises Inc. 1 2	363,755	2,753,625
Centene Corp. 1	75,446	3,212,491
Gentiva Health Services Inc. 1	84,386	1,381,399
Inveresk Research Group Inc. 1	108,456	4,000,942
LabOne Inc. 1 2	63,399	1,853,153
LifePoint Hospitals Inc. 1	141,912	4,258,779
Matria Healthcare Inc. 1 2	28,869	817,281
Molina Healthcare Inc. 1	34,690	1,231,495
National Healthcare Corp.	20,414	581,799
Odyssey Healthcare Inc. 1 2	136,371	2,420,585
Option Care Inc.	34,183	528,811

Pediatrix Medical Group Inc. 1	84,123	4,614,147
Province Healthcare Co. 1	14,018	293,257
RehabCare Group Inc. 1 2	14,218	327,441
Select Medical Corp.	341,765	4,589,904
Sierra Health Services Inc. 1 2	84,443	4,047,353
Specialty Laboratories Inc. 1	16,921	177,671
Sunrise Senior Living Inc. 1	3,111	109,258
Symbion Inc. 1	30,549	491,992
United Surgical Partners International Inc. 1	104,375	3,585,281
VistaCare Inc. Class A 1 2	33,944	519,683
Wellcare Health Plans Inc. 1	15,259	289,158

		58,196,485

HOLDING COMPANIES - DIVERSIFIED—0.07%
Resource America Inc. Class A	25,652	605,131
Terremark Worldwide Inc. 1 2	848,338	542,936

		1,148,067

HOME BUILDERS—1.24%
Brookfield Homes Corp.	41,668	1,097,952
Champion Enterprises Inc. 1 2	262,597	2,702,123
Fleetwood Enterprises Inc. 1 2	199,817	3,033,222
Levitt Corp. Class A	56,709	1,330,393
Meritage Homes Corp. 1	35,119	2,760,353
Monaco Coach Corp.	96,804	2,095,807
Orleans Homebuilders Inc. 1	2,855	64,295
Palm Harbor Homes Inc. 1 2	15,292	257,670
Technical Olympic USA Inc. 2	3,443	97,230
Thor Industries Inc. 2	132,890	3,517,598
William Lyon Homes Inc. 1 2	15,654	1,391,641
Winnebago Industries Inc. 2	96,337	3,337,114

		21,685,398

HOME FURNISHINGS—0.44%
American Woodmark Corp. 2	8,074	298,940
Digital Theater Systems Inc. 1	62,642	1,143,217
Ethan Allen Interiors Inc. 2	52,372	1,819,927
Furniture Brands International Inc.	22,709	569,542
Hooker Furniture Corp.	5,688	157,159
Stanley Furniture Co. Inc.	16,611	730,884
Tempur-Pedic International Inc. 1	70,104	1,050,859
TiVo Inc. 1 2	169,934	1,124,963
Universal Electronics Inc. 1	49,818	835,946

		7,731,437

HOUSEHOLD PRODUCTS & WARES—0.94%
Blyth Inc.	22,980	710,082
Harland (John H.) Co.	87,843	2,753,878
Jarden Corp. 1 2	91,147	3,325,954
Lifetime Hoan Corp. 2	26,351	391,312
Playtex Products Inc. 1	79,372	500,044
Standard Register Co. (The)	3,798	39,879
Tupperware Corp. 2	149,029	2,530,512
WD-40 Co. 2	33,658	962,619
Yankee Candle Co. Inc. (The) 1	183,324	5,309,063

		16,523,343

HOUSEWARES—0.33%
Libbey Inc.	2,521	47,143
Toro Co.	84,865	5,796,280

		5,843,423

INSURANCE—0.75%
American Equity Investment Life Holding Co.	16,292	154,611
Bristol West Holdings Inc.	44,434	761,599

Danielson Holding Corp. 1	170,793	1,040,129
Direct General Corp.	58,857	1,702,144
First Acceptance Corp. 1	75,487	539,732
Hilb, Rogal & Hobbs Co. 2	86,411	3,129,806
Independence Holding Co.	3,582	63,294
Infinity Property & Casualty Corp.	7,187	212,232
Philadelphia Consolidated Holding Corp. 1	11,512	634,541
RLI Corp.	10,298	386,690
Selective Insurance Group Inc.	6,687	248,756
State Auto Financial Corp.	25,251	731,016
U.S.I. Holdings Corp. 1 2	114,214	1,559,021
Vesta Insurance Group	98,514	442,328
Zenith National Insurance Corp.	36,475	1,543,257

		13,149,156

INTERNET—5.38%
Agile Software Corp. 1	121,292	961,846
aQuantive Inc. 1 2	176,884	1,706,931
Ariba Inc. 1	53,580	500,437
AsiaInfo Holdings Inc. 1	52,813	257,727
@Road Inc. 1	127,373	537,512
autobytel.com Inc. 1	153,697	1,378,662
Blue Nile Inc. 1 2	8,228	277,119
CMGI Inc. 1	1,354,505	1,638,951
CNET Networks Inc. 1 2	473,443	4,332,003
Digital Insight Corp. 1 2	130,042	1,772,472
Digital River Inc. 1 2	118,277	3,522,289
Digitas Inc. 1 2	199,937	1,545,513
DoubleClick Inc. 1 2	318,895	1,884,669
Drugstore.com Inc. 1	163,450	558,999
E.piphany Inc. 1	27,268	109,890
EarthLink Inc. 1	466,013	4,799,934
eCollege.com Inc. 1 2	58,992	569,273
Entrust Inc. 1	236,945	599,471
eResearch Technology Inc. 1	165,016	2,199,663
F5 Networks Inc. 1 2	127,895	3,895,682
FindWhat.com 1 2	95,957	1,797,275
GSI Commerce Inc. 1	72,398	637,826
Harris Interactive Inc. 1	182,357	1,201,733
InfoSpace Inc. 1	116,939	5,541,739
INTAC International Inc. 1 2	29,084	233,545
Internet Security Systems Inc. 1	51,074	868,258
Ipass Inc. 1	163,324	978,311
j2 Global Communications Inc. 1 2	70,028	2,212,185
Keynote Systems Inc. 1	31,289	443,052
Kintera Inc. 1 2	23,608	222,860
Lionbridge Technologies Inc. 1 2	173,373	1,489,274
LookSmart Ltd. 1	329,606	484,521
MarketWatch.com Inc. 1	38,452	480,265
MatrixOne Inc. 1	181,073	916,229
Neoforma Inc. 1 2	5,475	50,972
Net2Phone Inc. 1 2	131,727	424,161
Netegrity Inc. 1	122,424	919,404
NetRatings Inc. 1 2	30,072	536,184
NIC Inc. 1 2	116,372	623,754
1-800 CONTACTS INC. 1	27,726	421,712
1-800-FLOWERS.COM Inc. 1	82,885	687,946
Openwave Systems Inc. 1	239,770	2,114,771
Opsware Inc. 1 2	190,178	1,066,899
Overstock.com Inc. 1 2	40,566	1,489,989
PC-Tel Inc. 1	62,300	514,598
Portal Software Inc. 1	118,237	322,787
Priceline.com Inc. 1 2	59,278	1,314,193
ProQuest Co. 1 2	88,248	2,267,974
RealNetworks Inc. 1 2	417,137	1,943,858

RightNow Technologies Inc. 1	4,042	50,646
RSA Security Inc. 1 2	229,283	4,425,162
S1 Corp. 1	261,582	2,087,424
Sapient Corp. 1	293,069	2,236,116
Secure Computing Corp. 1 2	132,282	1,004,020
SeeBeyond Technology Corp. 1	186,738	575,153
Sohu.com Inc. 1 2	82,127	1,365,772
SonicWALL Inc. 1	127,191	859,811
Stamps.com Inc.	62,047	825,225
Stellent Inc. 1	49,634	382,678
SupportSoft Inc. 1	135,125	1,316,118
Travelzoo Inc. 1 2	5,627	292,604
TriZetto Group Inc. (The) 1	104,610	609,876
24/7 Real Media Inc. 1	69,007	264,297
United Online Inc. 1	182,773	1,758,276
ValueClick Inc. 1 2	294,693	2,781,902
Verity Inc. 1	12,938	166,641
Verso Technologies Inc. 1 2	473,896	450,201
Vignette Corp. 1	548,411	729,387
WatchGuard Technologies Inc. 1	70,791	331,302
WebEx Communications Inc. 1 2	112,495	2,454,641
webMethods Inc. 1 2	146,683	780,354
Websense Inc. 1 2	83,886	3,495,530

		94,498,454

INVESTMENT COMPANIES—0.00%
Gladstone Capital Corp. 2	3,061	69,515

		69,515

IRON & STEEL—1.14%
AK Steel Holding Corp. 1	221,140	1,804,502
Allegheny Technologies Inc.	355,110	6,480,758
Cleveland-Cliffs Inc. 1 2	22,731	1,838,256
Gibraltar Steel Corp.	21,606	781,273
Reliance Steel & Aluminum Co.	78,046	3,098,426
Ryerson Tull Inc.	46,273	794,507
Schnitzer Steel Industries Inc. Class A 2	5,999	194,068
Steel Dynamics Inc. 2	125,187	4,834,722
Wheeling-Pittsburgh Corp. 1	7,980	249,854

		20,076,366

LEISURE TIME—0.43%
Ambassadors Group Inc.	29,924	807,948
Arctic Cat Inc.	6,968	180,820
Escalade Inc.	29,067	403,741
K2 Inc. 1 2	20,231	289,506
Life Time Fitness Inc. 1	13,372	343,126
Marine Products Corp.	32,793	590,274
Multimedia Games Inc. 1 2	88,325	1,369,038
Orbitz Inc. Class A 1 2	45,592	1,240,102
Pegasus Solutions Inc. 1	36,135	430,729
WMS Industries Inc. 1 2	72,498	1,862,474

		7,517,758

LODGING—0.35%
Ameristar Casinos Inc.	27,471	830,998
Boyd Gaming Corp. 2	167,901	4,726,413
MTR Gaming Group Inc. 1	66,387	618,727

		6,176,138

MACHINERY—1.57%
Astec Industries Inc. 1	13,369	255,615
Bucyrus International Inc. Class A 1	12,264	412,070
Cognex Corp.	148,267	3,884,595
Global Power Equipment Group Inc. 1	24,371	180,589

IDEX Corp.	96,026	3,261,043
JLG Industries Inc. 2	52,483	881,714
Joy Global Inc.	94,719	3,256,439
Kadant Inc. 1	22,877	420,022
Lindsay Manufacturing Co.	38,962	1,045,350
Manitowoc Co. Inc. (The)	99,164	3,516,355
Middleby Corp. (The) 2	16,541	870,884
Nordson Corp.	98,473	3,380,578
Presstek Inc. 1 2	95,023	918,872
Sauer-Danfoss Inc.	5,626	96,092
Tennant Co.	2,742	111,133
Terex Corp. 1	48,247	2,093,920
Unova Inc. 1 2	15,397	216,328
Wabtec Corp.	147,912	2,764,475

		27,566,074

MANUFACTURING—1.58%
Actuant Corp. Class A 1 2	87,065	3,587,949
Acuity Brands Inc.	158,103	3,758,108
Applied Films Corp. 1 2	25,584	460,768
Blount International Inc. 1	13,962	182,902
Ceradyne Inc. 1 2	39,678	1,742,261
CLARCOR Inc.	90,777	4,327,340
CUNO Inc. 1 2	62,884	3,631,551
ESCO Technologies Inc. 1	25,082	1,699,556
Griffon Corp. 1 2	6,945	146,540
Hexcel Corp. 1	77,161	1,066,365
Jacuzzi Brands Inc. 1	25,253	234,853
Lancaster Colony Corp.	11,455	483,000
Matthews International Corp. Class A	119,538	4,049,947
Quixote Corp.	24,648	475,213
Raven Industries Inc.	28,827	1,281,360
Sturm Ruger & Co. Inc.	74,707	673,110

		27,800,823

MEDIA—1.40%
Beasley Broadcast Group Inc. Class A 1	19,972	313,560
Courier Corp.	9,171	382,247
Crown Media Holdings Inc. 1 2	29,987	250,391
Cumulus Media Inc. Class A 1 2	104,772	1,507,669
Emmis Communications Corp. 1	86,016	1,553,449
Entravision Communications Corp. 1	96,121	731,481
Fisher Communications Inc. 1	18,011	864,528
4Kids Entertainment Inc. 1 2	2,761	55,772
Hollinger International Inc.	143,718	2,484,884
Information Holdings Inc. 1	36,882	1,004,297
Insight Communications Co. Inc. 1 2	84,081	739,913
Journal Communications Inc. Class A	31,618	554,580
Journal Register Co. 1	91,068	1,721,185
LodgeNet Entertainment Corp. 1	37,769	498,551
Martha Stewart Living Omnimedia Inc. Class A 1 2	17,582	276,037
Mediacom Communications Corp. 1 2	123,557	806,827
Nelson (Thomas) Inc.	37,508	733,281
Nexstar Broadcasting Group Inc. Class A 1	38,435	327,466
Paxson Communications Corp. 1 2	95,801	129,331
Playboy Enterprises Inc. Class B 1	72,935	732,267
Readers Digest Association Inc. (The)	249,177	3,635,492
Regent Communications Inc. 1	58,912	333,442
Saga Communications Inc. 1	60,864	1,031,645
Salem Communications Corp. Class A 1	35,820	906,962
Sinclair Broadcast Group Inc. Class A	105,657	771,296
Spanish Broadcasting System Inc. Class A 1	137,525	1,353,246
World Wrestling Entertainment Inc.	49,266	602,031
Young Broadcasting Inc. Class A 1	32,990	358,601

		24,660,431

METAL FABRICATE & HARDWARE—0.14%
Kaydon Corp. 2	39,142	1,126,115
Mueller Industries Inc.	31,149	1,337,850
Penn Engineering & Manufacturing Corp.	2,271	42,286

		2,506,251

MINING—0.60%
AMCOL International Corp.	11,405	218,064
Century Aluminum Co. 1 2	66,210	1,836,003
Coeur d’Alene Mines Corp. 1 2	795,274	3,769,599
Hecla Mining Co. 1 2	217,907	1,621,228
Owens & Minor Inc.	58,606	1,488,592
Royal Gold Inc. 2	61,460	1,049,737
Stillwater Mining Co. 1	30,420	471,510

		10,454,733

OFFICE & BUSINESS EQUIPMENT—0.36%
CompX International Inc. 1	6,690	107,040
General Binding Corp. 1	22,391	314,370
Global Imaging Systems Inc. 1 2	86,182	2,678,537
Imagistics International Inc. 1	62,188	2,089,517
Navarre Corp. 1	77,914	1,128,974

		6,318,438

OIL & GAS—3.17%
Atlas America Inc. 1 2	8,543	185,981
Atwood Oceanics Inc. 1	40,421	1,921,614
Berry Petroleum Co. Class A	18,077	663,968
Brigham Exploration Co. 1	88,697	833,752
Cabot Oil & Gas Corp. 2	44,641	2,004,381
Callon Petroleum Co. 1 2	26,995	342,297
Cheniere Energy Inc. 1 2	70,186	1,386,875
Clayton Williams Energy Inc. 1	14,810	317,378
Comstock Resources Inc. 1	113,694	2,378,478
Crosstex Energy Inc.	9,067	372,654
Delta Petroleum Corp. 1 2	71,016	926,049
Denbury Resources Inc. 1	203,030	5,156,962
Encore Acquisition Co. 1	6,521	224,975
Frontier Oil Corp.	98,693	2,330,142
FX Energy Inc. 1 2	106,093	959,081
Grey Wolf Inc. 1 2	691,403	3,380,961
Helmerich & Payne Inc.	104,029	2,984,592
KCS Energy Inc. 1	181,323	2,522,203
Magnum Hunter Resources Inc. 1	203,437	2,347,663
McMoRan Exploration Co. 1 2	26,427	344,344
Mission Resources Corp. 1 2	151,467	952,727
Penn Virginia Corp.	66,660	2,639,069
Petroleum Development Corp. 1	60,397	2,646,597
Plains Exploration & Production Co. 1	55,684	1,328,620
Quicksilver Resources Inc. 1 2	109,573	3,579,750
Range Resources Corp. 2	117,811	2,060,514
Remington Oil & Gas Corp. 1	68,730	1,804,163
Southwestern Energy Co. 1	28,935	1,214,981
Spinnaker Exploration Co. 1	35,141	1,231,341
Stone Energy Corp. 1	14,409	630,538
Unit Corp. 1	137,418	4,820,623
Whiting Petroleum Corp. 1	40,232	1,223,053

		55,716,326

OIL & GAS SERVICES—1.63%
Cal Dive International Inc. 1 2	141,900	5,054,478
CARBO Ceramics Inc. 2	45,148	3,256,977
Gulf Island Fabrication Inc.	25,561	570,010

Hornbeck Offshore Services Inc. 1	7,832	129,228
Hydril Co. LP 1	39,506	1,696,783
Input/Output Inc. 1 2	236,220	2,435,428
Lone Star Technologies Inc. 1	84,465	3,192,777
Matrix Service Co. 1	35,711	182,840
Maverick Tube Corp. 1	157,191	4,843,055
Newpark Resources Inc. 1	182,851	1,097,106
Oil States International Inc. 1	32,739	612,219
RPC Inc.	2,855	51,047
Superior Energy Services Inc. 1	110,578	1,428,668
Tetra Technologies Inc. 1	83,297	2,586,372
Veritas DGC Inc. 1	42,707	972,865
W-H Energy Services Inc. 1	24,921	517,111

		28,626,964

PACKAGING & CONTAINERS—0.36%
Anchor Glass Container Corp.	17,977	147,591
Crown Holdings Inc. 1	335,926	3,463,397
Graphic Packaging Corp. 1	248,032	1,607,247
Silgan Holdings Inc.	22,526	1,042,954

		6,261,189

PHARMACEUTICALS—7.00%
Abgenix Inc. 1	135,403	1,335,074
Able Laboratories Inc. 1 2	63,384	1,214,437
Adolor Corp. 1	144,160	1,621,800
Advancis Pharmaceutical Corp. 1	35,168	286,619
Alkermes Inc. 1 2	332,793	3,840,431
Antigenics Inc. 1 2	94,853	571,964
Array BioPharma Inc. 1	88,270	617,007
AtheroGenics Inc. 1 2	73,156	2,410,490
Atrix Laboratories Inc. 1	81,690	2,507,066
Bentley Pharmaceuticals Inc. 1	57,523	609,169
Biocryst Pharmaceuticals Inc. 1	62,427	318,378
Bioenvision Inc. 1	77,906	622,469
BioMarin Pharmaceutical Inc. 1	238,998	1,240,400
Bio-Reference Laboratories Inc. 1 2	29,468	410,784
Bone Care International Inc. 1 2	58,172	1,413,580
Bradley Pharmaceuticals Inc. 1 2	50,312	1,023,849
Caraco Pharmaceutical Laboratories Ltd. 1	31,852	245,260
Cell Therapeutics Inc. 1 2	187,298	1,284,864
Connetics Corp. 1 2	117,277	3,168,825
Corcept Therapeutics Inc. 1	15,601	122,312
Corixa Corp. 1 2	207,690	863,990
Cubist Pharmaceuticals Inc. 1 2	117,583	1,161,720
CV Therapeutics Inc. 1 2	117,280	1,466,000
Cypress Bioscience Inc. 1	109,278	1,275,274
Dendreon Corp. 1 2	214,241	1,801,767
Depomed Inc. 1 2	80,689	421,197
Discovery Laboratories Inc. 1 2	173,086	1,159,676
DOV Pharmaceutical Inc. 1	52,220	895,051
Durect Corp. 1 2	100,972	141,361
DUSA Pharmaceuticals Inc. 1	55,236	634,109
Dyax Corp. 1 2	97,536	745,175
Dynavax Technologies Corp. 1	25,524	138,851
First Horizon Pharmaceutical Corp. 1 2	90,397	1,808,844
Genta Inc. 1 2	224,002	602,565
Guilford Pharmaceuticals Inc. 1 2	93,629	468,145
HealthExtras Inc. 1 2	61,404	855,972
Hollis-Eden Pharmaceuticals Inc. 1 2	50,823	547,364
Idenix Pharmaceuticals Inc. 1	7,968	127,488
ILEX Oncology Inc. 1	145,055	3,651,034
Impax Laboratories Inc. 1 2	181,162	2,782,648
Indevus Pharmaceuticals Inc. 1 2	139,689	990,395
InKine Pharmaceutical Co. Inc. 1	175,764	892,881

Inspire Pharmaceuticals Inc. 1	141,925	2,232,480
Isis Pharmaceuticals Inc. 1 2	193,084	946,112
Isolagen Inc. 1	82,578	780,362
ISTA Pharmaceuticals Inc. 1	27,445	334,555
Kos Pharmaceuticals Inc. 1	44,196	1,573,820
K-V Pharmaceuticals Co. Class A 1 2	132,402	2,369,996
Lannett Co. Inc. 1 2	25,834	250,590
Ligand Pharmaceuticals Inc. Class B 1 2	274,132	2,746,803
Mannatech Inc. 2	52,453	735,391
MannKind Corp. 1	33,779	676,931
Marshall Edwards Inc. 1 2	26,873	238,498
Medarex Inc. 1 2	104,676	772,509
Medicines Co. (The) 1	177,128	4,275,870
Nabi Biopharmaceuticals 1	213,543	2,857,205
Nature’s Sunshine Products Inc.	9,612	145,814
NeighborCare Inc. 1	140,134	3,552,397
NeoPharm Inc. 1 2	63,303	541,874
NitroMed Inc. 1 2	29,694	707,905
Northfield Laboratories Inc. 1 2	70,969	948,856
Noven Pharmaceuticals Inc. 1	86,961	1,812,267
NPS Pharmaceuticals Inc. 1 2	138,713	3,021,169
Nutraceutical Intl Corp. 1	29,127	410,399
Nuvelo Inc. 1	105,641	1,043,733
Onyx Pharmaceuticals Inc. 1 2	128,095	5,509,366
Pain Therapeutics Inc. 1 2	95,737	688,349
Par Pharmaceutical Companies Inc. 1	125,982	4,526,533
Penwest Pharmaceuticals Co. 1 2	61,414	693,364
Perrigo Co.	67,729	1,391,831
PetMed Express Inc. 1 2	37,625	178,719
Pharmacyclics Inc. 1 2	73,390	756,651
Pharmion Corp. 1 2	55,151	2,851,086
Pharmos Corp. 1	311,728	897,777
POZEN Inc. 1	89,654	783,576
Priority Healthcare Corp. Class B 1	106,816	2,152,342
Progenics Pharmaceuticals Inc. 1	44,031	645,054
Renovis Inc. 1	20,506	164,253
Rigel Pharmaceuticals Inc. 1	36,952	934,886
Salix Pharmaceuticals Ltd. 1 2	133,620	2,875,502
Santarus Inc. 1	30,535	276,952
SciClone Pharmaceuticals Inc. 1 2	164,860	586,902
Star Scientific Inc. 1 2	95,865	567,521
Tanox Inc. 1 2	87,890	1,482,704
Trimeris Inc. 1 2	58,228	876,331
United Therapeutics Inc. 1 2	70,334	2,456,767
USANA Health Sciences Inc. 1 2	39,086	1,360,193
Valeant Pharmaceuticals International 2	235,816	5,687,882
Vicuron Pharmaceuticals Inc. 1	84,720	1,243,690
Vion Pharmaceuticals Inc. 1	194,498	818,837
Zymogenetics Inc. 1	72,245	1,259,953

		122,938,842

REAL ESTATE—0.17%
Bluegreen Corp. 1	19,051	212,038
CB Richard Ellis Group Inc. Class A 1	50,133	1,158,072
Consolidated-Tomoka Land Co.	20,850	725,163
Jones Lang LaSalle Inc. 1	27,631	912,099

		3,007,372

REAL ESTATE INVESTMENT TRUSTS—1.03%
Alexander’s Inc. 1	7,106	1,414,805
Alexandria Real Estate Equities Inc.	9,159	601,929
American Home Mortgage Investment Corp.	54,821	1,532,247
Cousins Properties Inc.	51,435	1,764,735
Equity One Inc.	74,174	1,455,294
Essex Property Trust Inc. 2	18,392	1,321,465

Getty Realty Corp.	7,971	209,000
Glimcher Realty Trust 2	49,581	1,204,818
Manufactured Home Communities Inc.	37,220	1,237,193
MortgageIT Holdings Inc. 1	29,066	420,004
Novastar Financial Inc. 2	10,857	473,365
Tanger Factory Outlet Centers Inc.	15,755	705,509
Taubman Centers Inc.	86,715	2,239,848
Town & Country Trust (The) 2	64,849	1,650,407
Washington Real Estate Investment Trust	58,522	1,773,217

		18,003,836

RETAIL—6.85%
AC Moore Arts & Crafts Inc. 1	51,259	1,267,635
Aeropostale Inc. 1 2	206,582	5,412,448
America’s Car-Mart Inc. 1	20,784	701,460
Bebe Stores Inc.	22,278	470,511
Big 5 Sporting Goods Corp. 1	75,549	1,722,517
BJ’s Restaurants Inc. 1 2	40,526	643,148
Bombay Co. Inc. (The) 1 2	72,242	529,534
Bon-Ton Stores Inc. (The)	7,905	96,362
Brookstone Inc. 1	74,756	1,412,141
Buffalo Wild Wings Inc. 1	20,983	588,363
Cache Inc. 1	35,266	528,990
California Pizza Kitchen Inc. 1 2	57,778	1,262,449
Casey’s General Store Inc.	88,107	1,637,909
Cash America International Inc.	66,718	1,631,922
Casual Male Retail Group Inc. 1 2	105,597	553,328
CBRL Group Inc.	26,663	962,001
CEC Entertainment Inc. 1	137,456	5,051,508
Charlotte Russe Holding Inc. 1	43,245	496,453
Children’s Place Retail Stores Inc. (The) 1	62,945	1,505,015
Christopher & Banks Corp. 2	140,278	2,245,851
CKE Restaurants Inc. 1 2	191,922	2,120,738
Coldwater Creek Inc. 1	81,774	1,706,623
Cole National Corp. 1 2	50,295	1,393,674
Conn’s Inc. 1	20,540	287,149
Cosi Inc. 1 2	78,387	419,370
Cost Plus Inc. 1 2	81,475	2,882,586
CSK Auto Corp. 1	150,874	2,009,642
Dick’s Sporting Goods Inc. 1 2	109,657	3,905,982
Domino’s Pizza Inc. 1	42,775	628,793
Dress Barn Inc. 1	37,879	660,989
Electronics Boutique Holdings Corp. 1 2	32,711	1,115,445
Finish Line Inc. (The) 2	63,122	1,951,732
Fred’s Inc. 2	145,081	2,605,655
GameStop Corp. 1 2	10,586	195,947
Gander Mountain Co. 1	21,086	422,036
Genesco Inc. 1 2	31,757	747,877
Goody’s Family Clothing Inc.	7,651	64,421
Guitar Center Inc. 1	89,895	3,892,454
Hibbet Sporting Goods Inc. 1 2	86,660	1,775,663
Hollywood Entertainment Corp. 1	65,576	647,235
Hot Topic Inc. 1 2	178,961	3,049,495
Insight Enterprises Inc. 1	55,186	929,332
Jill (J.) Group Inc. (The) 1	65,780	1,305,733
Joseph A. Bank Clothiers Inc. 1 2	37,939	1,050,152
Kenneth Cole Productions Inc. Class A	31,065	874,169
Kirkland’s Inc. 1	35,419	332,939
Krispy Kreme Doughnuts Inc. 1 2	203,644	2,578,133
Linens ‘n Things Inc. 1	29,725	688,728
MarineMax Inc. 1	3,040	68,461
Men’s Wearhouse Inc. (The) 1	8,203	238,297
Movie Gallery Inc. 2	15,489	271,522
99 Cents Only Stores 1 2	182,462	2,596,434
Nu Skin Enterprises Inc. Class A 2	153,522	3,609,302

O’Charley’s Inc. 1 2	9,835	160,311
P.F. Chang’s China Bistro Inc. 1 2	92,874	4,503,460
Panera Bread Co. Class A 1 2	105,367	3,955,477
Pantry Inc. (The) 1	30,336	763,557
Papa John’s International Inc. 1 2	20,834	639,187
Party City Corp. 1	43,141	637,193
PC Mall Inc. 1	28,727	439,236
Pep Boys-Manny, Moe & Jack Inc.	201,839	2,825,746
Rare Hospitality International Inc. 1	126,151	3,361,924
Red Robin Gourmet Burgers Inc. 1 2	44,612	1,948,206
Restoration Hardware Inc. 1	97,230	503,651
Retail Ventures Inc. 1	19,945	150,385
Rush Enterprises Inc. Class B 1	18,289	213,798
School Specialty Inc. 1 2	17,455	687,902
Select Comfort Corp. 1 2	135,575	2,467,465
Sharper Image Corp. 1 2	43,610	935,435
Shoe Carnival Inc. 1	11,137	131,305
Smart & Final Inc. 1	3,150	52,794
Sonic Corp. 1 2	220,457	5,650,313
Sports Authority Inc. (The) 1	34,235	794,252
Steak n Shake Co. (The) 1 2	79,465	1,357,262
Stein Mart Inc. 1	92,041	1,400,864
Tractor Supply Co. 1	115,484	3,630,817
Triarc Companies Inc. Class B 2	105,241	1,207,114
Tuesday Morning Corp. 1	94,105	2,909,727
West Marine Inc. 1 2	44,763	957,033
World Fuel Services Corp.	41,729	1,493,898
Zale Corp. 1	23,747	667,291

		120,191,856

SAVINGS & LOANS—0.63%
Bank Mutual Corp. 3	0	6
BankAtlantic Bancorp Inc. Class A	16,393	300,320
Berkshire Hills Bancorp Inc.	1,314	48,552
BFC Financial Corp. Class A 1	26,714	293,854
Charter Financial Corp. 2	15,050	510,647
Clifton Savings Bancorp Inc.	13,315	155,253
Commercial Capital Bancorp Inc.	82,982	1,882,862
Fidelity Bankshares Inc.	13,373	497,342
First Financial Holdings Inc. 2	41,905	1,309,950
Flagstar Bancorp Inc.	96,447	2,052,392
Harbor Florida Bancshares Inc.	15,207	472,938
NASB Financial Inc.	10,753	423,883
Ocwen Financial Corp. 1 2	136,809	1,251,802
PFF Bancorp Inc.	9,797	374,931
Provident Bancorp Inc.	115,330	1,353,974
Westfield Financial Inc.	7,179	169,424

		11,098,130

SEMICONDUCTORS—4.97%
Actel Corp. 1	81,843	1,244,014
AMIS Holdings Inc. 1	115,920	1,567,238
Artisan Components Inc. 1	84,883	2,470,944
Asyst Technologies Inc. 1	174,557	891,986
ATMI Inc. 1 2	115,746	2,370,478
August Technology Corp. 1 2	66,327	455,666
Axcelis Technologies Inc. 1 2	296,049	2,451,286
Brooks Automation Inc. 1 2	166,091	2,350,188
California Micro Devices Corp. 1	78,705	608,390
Cirrus Logic Inc. 1	313,688	1,496,292
Credence Systems Corp. 1 2	338,044	2,433,917
Diodes Inc. 1	26,395	679,935
DSP Group Inc. 1	108,568	2,285,356
DuPont Photomasks Inc. 1 2	28,815	491,008
Emulex Corp. 1	78,375	902,880

Entegris Inc. 1	143,398	1,195,939
ESS Technology Inc. 1	110,017	753,616
Exar Corp. 1 2	47,378	670,872
FormFactor Inc. 1	103,544	2,005,647
Genesis Microchip Inc. 1 2	62,025	837,338
Helix Technology Corp.	97,290	1,322,658
Integrated Device Technology Inc. 1	312,635	2,979,412
Integrated Silicon Solution Inc. 1 2	19,045	138,457
IXYS Corp. 1 2	65,810	472,516
Kopin Corp. 1	260,228	1,059,128
Kulicke & Soffa Industries Inc. 1 2	189,338	1,069,760
Lattice Semiconductor Corp. 1 2	198,623	975,239
Leadis Technology Inc. 1	3,320	37,450
LTX Corp. 1	227,410	1,230,288
Mattson Technology Inc. 1	148,857	1,144,710
Micrel Inc. 1 2	254,789	2,652,353
Microsemi Corp. 1	221,382	3,121,486
Microtune Inc. 1	161,917	854,922
Mindspeed Technologies Inc. 1 2	371,486	742,972
MKS Instruments Inc. 1	100,424	1,538,496
Monolithic System Technology Inc. 1	82,411	357,664
Mykrolis Corp. 1	153,075	1,541,465
OmniVision Technologies Inc. 1 2	207,239	2,932,432
ON Semiconductor Corp. 1	424,773	1,329,539
Pericom Semiconductor Corp. 1	50,939	492,071
Photronics Inc. 1 2	39,679	659,465
Pixelworks Inc. 1	150,264	1,504,143
Power Integrations Inc. 1 2	102,915	2,102,553
Rudolph Technologies Inc. 1	44,367	742,704
Semitool Inc. 1	60,170	456,690
SigmaTel Inc. 1	91,132	1,932,910
Silicon Image Inc. 1	274,713	3,472,372
Siliconix Inc. 1	21,876	783,817
Sipex Corp. 1 2	75,907	398,512
SiRF Technology Holdings Inc. 1	35,384	503,514
Skyworks Solutions Inc. 1 2	498,007	4,731,067
Staktek Holdings Inc. 1	37,034	144,433
Standard Microsystems Corp. 1	32,287	565,345
Supertex Inc. 1	31,483	611,715
Tessera Technologies Inc. 1	89,714	1,982,679
Transmeta Corp. 1 2	504,687	635,906
Tripath Technology Inc. 1 2	123,020	209,134
TriQuint Semiconductor Inc. 1	296,512	1,156,397
Ultratech Inc. 1 2	67,595	1,059,214
Varian Semiconductor Equipment Associates Inc. 1 2	131,660	4,068,294
Veeco Instruments Inc. 1 2	86,945	1,823,237
Vitesse Semiconductor Corp. 1	808,890	2,208,270
Volterra Semiconductor Corp. 1	1,543	19,179
Zoran Corp. 1 2	86,070	1,353,020

		87,280,578

SOFTWARE—5.66%
Actuate Corp. 1	193,241	682,141
Advent Software Inc. 1	87,425	1,471,363
Allscripts Healthcare Solutions Inc. 1 2	62,839	565,551
Altiris Inc. 1 2	77,291	2,446,260
ANSYS Inc. 1	50,440	2,508,381
Ascential Software Corp. 1	59,180	797,155
Aspen Technology Inc. 1 2	153,906	1,075,803
AuthentiDate Holding Corp. 1 2	107,692	652,614
Blackbaud Inc. 1	6,594	64,621
Blackboard Inc. 1	8,779	150,648
Borland Software Corp. 1	129,042	1,077,501
Captaris Inc. 1	79,376	338,142

CCC Information Services Group Inc. 1 2	43,429	768,259
Cerner Corp. 1 2	105,606	4,568,516
Chordiant Software Inc. 1	266,882	776,627
Clarus Corp. 1	48,916	428,015
Computer Programs & Systems Inc.	24,504	491,550
Concord Communications Inc. 1	69,005	615,870
Concur Technologies Inc. 1	97,527	1,023,058
Corillian Corp. 1	119,794	552,250
CSG Systems International Inc. 1	138,811	2,139,078
Dendrite International Inc. 1	134,728	2,171,815
Digi International Inc. 1	60,861	695,641
Eclipsys Corp. 1 2	135,285	2,110,446
Embarcadero Technologies Inc. 1	79,076	668,983
Epicor Software Corp. 1 2	155,484	1,870,473
FalconStor Software Inc. 1 2	97,516	726,494
FileNET Corp. 1	144,519	2,523,302
Hyperion Solutions Corp. 1	144,873	4,924,233
IDX Systems Corp. 1	76,887	2,494,983
Infocrossing Inc. 1 2	57,991	917,128
Informatica Corp. 1	317,831	1,859,311
infoUSA Inc. 1	118,294	1,054,000
Inter-Tel Inc.	76,445	1,652,741
InterVideo Inc. 1	29,395	352,740
iVillage Inc. 1	115,900	695,400
JDA Software Group Inc. 1	10,350	111,987
Jupitermedia Corp. 1	58,468	1,040,730
Keane Inc. 1 2	113,746	1,747,139
Lawson Software Inc. 1	30,271	169,518
ManTech International Corp. Class A 1 2	40,022	749,212
Manugistics Group Inc. 1	89,694	213,472
MAPICS Inc. 1	95,614	865,307
MapInfo Corp. 1	13,701	147,971
Micromuse Inc. 1	291,755	1,073,658
MicroStrategy Inc. Class A 1	44,622	1,833,518
Midway Games Inc. 1 2	153,505	1,522,770
MRO Software Inc. 1	10,138	101,380
MSC.Software Corp. 1 2	41,182	331,103
NDCHealth Corp. 2	38,153	612,356
Omnicell Inc. 1	81,105	1,072,208
Open Solutions Inc. 1	49,328	1,231,720
OPNET Technologies Inc. 1	44,363	455,164
Packeteer Inc. 1	121,467	1,313,058
PalmSource Inc. 1	54,568	1,131,740
Parametric Technology Corp. 1	533,379	2,816,241
PDF Solutions Inc. 1	54,248	659,113
Pegasystems Inc. 1	36,113	252,069
Per-Se Technologies Inc. 1	84,460	1,158,791
Pinnacle Systems Inc. 1	135,653	565,673
PLATO Learning Inc. 1	53,886	476,352
Progress Software Corp. 1	110,060	2,190,194
QAD Inc.	47,279	329,535
Quality Systems Inc. 1	12,728	642,891
Quest Software Inc. 1 2	185,728	2,065,295
Renaissance Learning Inc.	28,691	621,734
Retek Inc. 1	207,662	946,939
Safeguard Scientifics Inc. 1	192,784	360,506
Salesforce.com Inc. 1	22,966	358,959
ScanSoft Inc. 1 2	234,520	956,842
Schawk Inc.	33,481	486,479
SeaChange International Inc. 1 2	90,918	1,453,779
SERENA Software Inc. 1 2	93,876	1,570,545
SPSS Inc. 1	49,041	653,717
SS&C Technologies Inc.	50,699	990,151
Take-Two Interactive Software Inc. 1 2	133,400	4,382,190
THQ Inc. 1 2	63,749	1,240,556

TradeStation Group Inc. 1 2	70,472	431,993
Transaction Systems Architects Inc. Class A 1	137,927	2,563,373
Trident Microsystems Inc. 1 2	69,287	697,720
Ulticom Inc. 1	27,124	400,621
Verint Systems Inc. 1	43,491	1,602,208
Wind River Systems Inc. 1	264,422	3,225,948
Witness Systems Inc. 1	76,576	1,230,576
Zix Corp. 1 2	77,027	352,784

		99,318,878

STORAGE & WAREHOUSING—0.04%
Mobile Mini Inc. 1 2	28,176	698,765

		698,765

TELECOMMUNICATION EQUIPMENT—0.20%
Carrier Access Corp. 1	74,672	518,970
NMS Communications Corp. 1	173,002	844,250
Novatel Wireless Inc. 1	68,664	1,613,604
TippingPoint Technologies Inc. 1 2	12,149	289,875
WJ Communications Inc. 1	121,286	295,938

		3,562,637

TELECOMMUNICATIONS—3.65%
Aeroflex Inc. 1	231,761	2,449,714
AirGate PCS Inc. 1	15,952	312,659
Airspan Networks Inc. 1	113,679	617,277
Alamosa Holdings Inc. 1 2	275,848	2,107,479
Anaren Inc. 1	49,383	664,695
Anixter International Inc. 2	49,428	1,734,429
Applied Signal Technology Inc.	36,559	1,169,522
Arris Group Inc. 1	257,118	1,342,156
Aspect Communications Corp. 1	151,408	1,503,481
Atheros Communications Inc. 1 2	35,688	364,018
Audiovox Corp. Class A 1	34,682	584,045
Avanex Corp. 1 2	296,671	605,209
Boston Communications Group Inc. 1 2	39,958	350,432
C-COR Inc. 1	97,499	823,867
Commonwealth Telephone Enterprises Inc. 1 2	39,186	1,706,550
CommScope Inc. 1 2	124,824	2,696,198
Comtech Telecommunications Corp. 1	39,441	1,068,851
Ditech Communications Corp. 1 2	105,433	2,360,645
Dobson Communications Corp. Class A 1 2	203,739	270,973
EMS Technologies Inc. 1	31,575	544,669
Enterasys Networks Inc. 1	438,099	700,958
Extreme Networks Inc. 1 2	295,661	1,315,691
Finisar Corp. 1 2	506,211	658,074
Golden Telecom Inc. 2	31,083	886,798
Harmonic Inc. 1	266,669	1,773,349
Hypercom Corp. 1	128,579	948,913
Inet Technologies Inc. 1	77,779	978,460
InterDigital Communications Corp. 1	206,170	3,364,694
Intrado Inc. 1	64,343	650,508
ITC DeltaCom Inc. 1	29,361	129,482
Ixia 1	98,613	958,518
KVH Industries Inc. 1 2	53,255	384,501
Metrocall Holdings Inc. 1 2	20,325	1,318,076
MRV Communications Inc. 1	33,432	83,580
NETGEAR Inc. 1 2	80,722	986,423
Network Equipment Technologies Inc. 1 2	66,958	442,592
Newport Corp. 1	76,238	874,450
North Pittsburgh Systems Inc.	55,498	1,149,364
Oplink Communications Inc. 1	218,409	390,952
Optical Communication Products Inc. 1	41,971	87,719
Powerwave Technologies Inc. 1	179,529	1,105,899
PTEK Holdings Inc. 1	235,235	2,015,964

REMEC Inc. 1 2	135,976	640,447
RF Micro Devices Inc. 1 2	689,788	4,373,256
SafeNet Inc. 1	43,538	1,148,532
SBA Communications Corp. 1	150,452	1,053,164
Shenandoah Telecommunications Co.	1,432	36,674
SpectraLink Corp.	71,005	674,548
Stratex Networks Inc. 1 2	311,166	697,012
SureWest Communications	44,255	1,268,791
Symmetricom Inc. 1	140,910	1,333,009
Tekelec 1 2	184,151	3,071,639
Terayon Communication Systems Inc. 1	246,595	522,781
UbiquiTel Inc. 1 2	262,007	1,048,028
Viasat Inc. 1	77,525	1,558,253
Westell Technologies Inc. Class A 1	185,486	958,963
WilTel Communications Group Inc. Escrow 4	61,543	0
Wireless Facilities Inc. 1 2	176,756	1,231,989

		64,098,920

TOYS, GAMES & HOBBIES—0.18%
LeapFrog Enterprises Inc. 1 2	95,581	1,935,515
RC2 Corp. 1	34,157	1,123,765
Topps Co. (The)	9,609	93,976

		3,153,256

TRANSPORTATION—1.85%
Arkansas Best Corp.	56,426	2,066,320
Central Freight Lines Inc. 1	30,136	181,117
EGL Inc. 1 2	131,639	3,983,396
Florida East Coast Industries Inc.	5,172	194,209
Forward Air Corp. 1	79,823	3,194,516
Genesee & Wyoming Inc. Class A 1	4,994	126,448
GulfMark Offshore Inc. 1 2	28,679	468,328
Heartland Express Inc.	152,521	2,814,013
Hub Group Inc. Class A 1 2	20,455	761,949
Kansas City Southern Industries Inc. 1 2	116,793	1,771,750
Kirby Corp. 1	37,844	1,519,437
Knight Transportation Inc. 1	136,693	2,927,964
Landstar System Inc. 1 2	103,294	6,061,292
Marten Transport Ltd. 1	4,743	82,860
Old Dominion Freight Line Inc. 1	61,382	1,768,415
Pacer International Inc. 1	72,471	1,188,524
Quality Distribution Inc. 1	15,889	97,082
RailAmerica Inc. 1	31,236	345,158
SCS Transportation Inc. 1	37,124	703,129
Swift Transportation Co. Inc. 1	42,622	716,902
U.S. Xpress Enterprises Inc. Class A 1	8,623	159,870
Werner Enterprises Inc.	66,505	1,284,212

		32,416,891

TRUCKING & LEASING—0.03%
AMERCO 1	14,425	546,996

		546,996

WATER—0.01%
Middlesex Water Co.	6,592	118,129

		118,129
TOTAL COMMON STOCKS (Cost: $1,747,641,532)		1,756,093,441

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—29.27%

COMMERCIAL PAPER—7.13%
Alpine Securitization Corp.
1.77%, 10/18/04 5	2,908,772	2,906,340
1.88%, 10/01/04 5	3,305,422	3,305,422
Amsterdam Funding Corp.
1.72%, 10/14/04 5	2,479,067	2,477,527
1.73%, 10/18/04 5	826,356	825,680
1.78%, 10/26/04 5	1,487,440	1,485,601
1.78%, 10/27/04 5	826,356	825,293
1.78%, 10/28/04 5	2,479,067	2,475,757
Barton Capital Corp.
1.77%, 10/15/04 5	1,983,253	1,981,889
1.78%, 10/18/04 5	3,305,422	3,302,652
1.78%, 10/19/04 5	2,479,067	2,476,860
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 5	1,652,711	1,651,764
CRC Funding LLC
1.78%, 11/09/04 5	1,652,711	1,649,524
Delaware Funding Corp.
1.78%, 10/22/04 5	826,356	825,498
1.78%, 10/26/04 5	826,356	825,334
1.78%, 10/27/04 5	1,690,889	1,688,715
Edison Asset Securitization
1.45%, 11/09/04 5	3,305,422	3,300,230
1.59%, 12/02/04 5	3,305,422	3,296,371
Eureka Securitization Inc.
1.79%, 11/01/04 5	1,404,309	1,402,144
Falcon Asset Securitization Corp.
1.72%, 10/14/04 5	2,479,067	2,477,527
1.78%, 10/22/04 5	826,356	825,498
1.78%, 10/26/04 5	1,322,169	1,320,535
Ford Credit Auto Receivables
1.85%, 01/14/05 5	1,652,711	1,643,793
GIRO Funding US Corp.
1.55%, 10/15/04 5	2,167,531	2,166,224
1.78%, 10/27/04 5	1,543,434	1,541,450
Grampian Funding LLC
1.26%, 10/22/04 5	3,305,422	3,303,002
1.44%, 10/27/04 5	3,305,422	3,301,985
1.59%, 11/30/04 5	1,652,711	1,648,331
1.78%, 10/18/04 5	3,305,422	3,302,644
Jupiter Securitization Corp.
1.72%, 10/15/04 5	4,131,778	4,129,014
1.78%, 10/27/04 5	1,652,711	1,650,586
Liberty Street Funding Corp.
1.79%, 10/20/04 5	2,481,975	2,479,631
Nationwide Building Society
1.63%, 12/09/04 5	2,743,500	2,734,929
Park Avenue Receivables Corp.
1.78%, 10/25/04 5	1,652,711	1,650,750
1.78%, 10/28/04 5	2,016,308	2,013,616
Preferred Receivables Funding Corp.
1.72%, 10/14/04 5	6,610,844	6,606,738
1.77%, 10/06/04 5	3,305,422	3,304,610
1.78%, 10/15/04 5	1,652,711	1,651,567
1.78%, 10/19/04 5	826,356	825,620
1.80%, 10/28/04 5	2,486,107	2,482,751
Prudential Funding LLC
1.60%, 12/01/04 5	1,652,711	1,648,230
Ranger Funding Co. LLC
1.76%, 10/01/04 5	3,305,422	3,305,422
Scaldis Capital LLC
1.73%, 10/15/04 5	1,652,711	1,651,600

Sydney Capital Corp.
1.25%, 10/22/04 5	1,100,045	1,099,242
1.74%, 10/12/04 5	5,704,167	5,701,134
UBS Finance (Delaware)
1.11%, 12/17/04 5	4,958,133	4,946,362
1.88%, 10/01/04 5	18,179,822	18,179,823
WhistleJacket Capital LLC
1.26%, 10/20/04 5	818,753	818,209

		125,113,424

FLOATING RATE NOTES—7.54%
Bank of Nova Scotia
1.76%, 09/26/05 5	826,356	825,995
Beta Finance Inc.
1.63%, 05/04/05 5 6	1,983,253	1,983,020
1.69%, 10/12/04 5 6	1,652,711	1,652,706
1.80%, 03/15/05 5 6	1,652,711	1,653,316
1.89%, 09/23/05 5 6	2,974,880	2,973,716
1.89%, 09/27/05 5 6	2,644,338	2,643,292
2.04%, 10/27/05 5 6	3,140,151	3,143,847
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 5	4,958,133	4,956,596
CC USA Inc.
1.61%, 07/29/05 5 6	3,305,422	3,304,602
1.63%, 05/04/05 5 6	3,305,422	3,305,033
Den Danske Bank NY
1.68%, 08/12/05 5	3,305,422	3,304,566
1.77%, 08/26/05 5	3,305,422	3,304,528
Depfa Bank PLC
1.86%, 09/15/05 5	3,305,422	3,305,422
Dorada Finance Inc.
1.61%, 07/29/05 5 6	2,743,500	2,742,820
Five Finance Inc.
1.79%, 04/29/05 5 6	2,644,338	2,644,186
HBOS Treasury Services PLC
1.96%, 04/22/05 5	3,305,422	3,305,422
K2 USA LLC
1.61%, 07/25/05 5 6	1,652,711	1,652,441
1.70%, 06/10/05 5 6	3,305,422	3,305,143
1.70%, 09/12/05 5 6	3,305,422	3,304,799
1.79%, 10/20/05 5 6	3,305,422	3,305,541
Links Finance LLC
1.68%, 04/25/05 5	3,305,422	3,306,640
1.71%, 04/15/05 5 6	3,305,422	3,305,067
National City Bank (Ohio)
1.67%, 08/09/05 5	3,305,422	3,304,575
1.73%, 06/10/05 5	1,652,711	1,653,069
1.76%, 06/23/05 5	3,305,422	3,304,702
Nationwide Building Society
1.96%, 10/28/05 5 6	5,619,218	5,620,003
Norddeutsche Landesbank
1.59%, 07/27/05 5	3,305,422	3,304,469
Northern Rock PLC
1.56%, 01/13/05 5 6	3,140,151	3,140,151
Permanent Financing PLC
1.69%, 03/10/05 5	3,305,422	3,305,422
1.70%, 12/10/04 5	1,652,711	1,652,711
1.72%, 06/10/05 5	1,487,440	1,487,441
Sigma Finance Inc.
1.52%, 10/07/04 5	3,305,422	3,305,411
1.73%, 11/15/04 5	3,305,422	3,305,391
1.75%, 08/17/05 5	1,652,711	1,652,838
1.75%, 09/15/05 5	4,131,778	4,132,140

Tango Finance Corp.
1.66%, 04/07/05 5 6	1,213,090	1,213,027
1.66%, 05/17/05 5 6	2,743,500	2,743,415
1.70%, 02/25/05 5 6	1,851,036	1,850,888
1.72%, 01/18/05 5 6	1,454,386	1,454,342
1.81%, 07/25/05 5 6	3,305,422	3,305,153
WhistleJacket Capital LLC
1.72%, 07/15/05 5 6	2,479,067	2,478,670
1.72%, 09/15/05 5	2,479,067	2,478,592
1.84%, 06/15/05 5 6	1,652,711	1,652,445
White Pine Finance LLC
1.55%, 07/11/05 5	826,356	826,283
1.63%, 07/05/05 5	1,652,711	1,652,436
1.68%, 05/20/05 5	1,487,440	1,487,346
1.71%, 04/15/05 5 6	2,479,067	2,478,800
1.72%, 11/15/04 5 6	1,983,253	1,983,253
1.73%, 06/15/05 5 6	1,355,223	1,355,223
1.80%, 03/29/05 5	1,421,332	1,421,174
1.80%, 08/26/05 5 6	1,652,711	1,652,413

		132,430,481

MEDIUM-TERM NOTES—0.59%
CC USA Inc.
1.29%, 04/15/05 5 6	3,305,422	3,305,245
1.51%, 02/15/05 5 6	2,148,524	2,149,778
Dorada Finance Inc.
1.48%, 01/18/05 5 6	2,479,067	2,479,030
K2 USA LLC
1.46%, 01/12/05 5 6	1,652,711	1,652,665
WhistleJacket Capital LLC
1.32%, 02/04/05 5 6	826,356	826,299

		10,413,017

MONEY MARKET FUNDS—5.87%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 5 7	13,221,689	13,221,689
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5 7	49,986,089	49,986,089
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5 7	36,359,645	36,359,645
BlackRock Temp Cash Money Market Fund 5	1,370,619	1,370,619
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 5	2,220,709	2,220,709

		103,158,751

REPURCHASE AGREEMENTS—3.60%
Banc of America Securities LLC
1.90%, 10/01/04 5 8	9,916,267	9,916,267
Bank of America N.A.
1.90%, 10/01/04 5 8	23,137,956	23,137,956
Goldman Sachs & Co.
1.90%, 10/01/04 5 8	21,485,245	21,485,245
Lehman Brothers Inc.
1.90%, 10/01/04 5 8	8,594,098	8,594,098

		63,133,566

TIME DEPOSITS—3.86%
Abbey National Treasury Services PLC
1.25%, 01/06/05 5	3,305,422	3,305,422
1.33%, 02/10/05 5	1,652,711	1,652,621
1.39%, 02/02/05 5	1,652,711	1,652,624
1.39%, 04/08/05 5	2,313,796	2,313,616
1.40%, 10/25/04 5	3,305,422	3,305,390

Bank of New York
1.39%, 11/01/04 5	3,305,422	3,305,394
1.60%, 12/03/04 5	826,356	826,283
Bank of Nova Scotia
1.13%, 10/06/04 5	3,305,422	3,305,422
1.24%, 10/07/04 5	2,479,067	2,479,063
1.42%, 10/29/04 5	2,479,067	2,479,081
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 5	2,479,067	2,479,061
1.38%, 11/22/04 5	826,356	826,365
1.40%, 10/29/04 5	3,305,422	3,305,416
HBOS Treasury Services PLC
1.24%, 04/01/05 5	2,115,470	2,115,365
National City Bank (Ohio)
1.25%, 01/06/05 5	3,305,422	3,305,466
Nordea Bank PLC
2.11%, 06/07/05 5	3,305,422	3,304,975
SunTrust Bank
1.88%, 10/01/04 5	13,221,689	13,221,689
Toronto-Dominion Bank
1.22%, 03/23/05 5	5,784,489	5,784,008
1.34%, 02/10/05 5	1,322,169	1,322,097
1.41%, 11/01/04 5	2,479,067	2,479,046
1.77%, 05/10/05 5	1,652,711	1,652,611
1.78%, 10/29/04 5	1,652,711	1,652,711
1.90%, 05/11/05 5	1,652,711	1,652,611

		67,726,337

U.S. GOVERNMENT AGENCY NOTES—0.68%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 5	2,313,796	2,317,773
1.80%, 01/18/05 5	1,537,021	1,528,645
1.80%, 01/19/05 5	1,652,711	1,643,622
2.06%, 05/31/05 5	1,647,852	1,625,033
Federal National Mortgage Association
2.33%, 07/22/05 5	4,958,133	4,863,991

		11,979,064
TOTAL SHORT-TERM INVESTMENTS (Cost: $513,954,640)		513,954,640

TOTAL INVESTMENTS IN SECURITIES — 129.29% (Cost: $2,261,596,172)		2,270,048,081

Other Assets, Less Liabilities — (29.29%)		(514,219,700)

NET ASSETS — 100.00%		$1,755,828,381

1	Non-income earning security.
2	All or a portion of this security represents a security on loan. See Note 5.
3	Fractional share which rounds to less than 1 share.
4	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
5	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
6	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

7	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
8	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2004

Security	Shares	Value
COMMON STOCKS—99.79%

ADVERTISING—0.37%
ADVO Inc.	19,870	614,778
Catalina Marketing Corp.	67,904	1,567,224
Donnelley (R.H.) Corp. 1 2	92,174	4,549,709
Reading International Inc. Class A 1 2	59,697	477,576
SITEL Corp. 1 2	240,514	519,510
ValueVision Media Inc. Class A 1 2	24,411	326,863

		8,055,660

AEROSPACE & DEFENSE—1.13%
AAR Corp. 1 2	112,965	1,406,414
Curtiss-Wright Corp. 2	63,201	3,616,993
DRS Technologies Inc. 1	82,788	3,099,583
Ducommun Inc. 1	30,587	683,619
EDO Corp. 2	16,516	458,319
Esterline Technologies Corp. 1	87,629	2,680,571
GenCorp. Inc. 2	163,718	2,218,379
HEICO Corp. 2	76,817	1,358,125
Herley Industries Inc. 1	31,843	595,146
Kaman Corp. Class A	88,136	1,052,344
Moog Inc. Class A 1	107,960	3,918,948
Sequa Corp. Class A 1	25,909	1,352,709
Triumph Group Inc. 1 2	65,947	2,230,987

		24,672,137

AGRICULTURE—0.38%
Alico Inc.	14,665	624,729
Delta & Pine Land Co. 2	61,228	1,637,849
DIMON Inc.	187,466	1,104,175
Standard Commercial Corp.	19,526	307,534
Universal Corp. 2	102,641	4,581,894

		8,256,181

AIRLINES—0.67%
Alaska Air Group Inc. 1 2	120,881	2,995,431
America West Holdings Corp. Class B 1 2	125,336	676,814
Continental Airlines Inc. Class B 1 2	273,984	2,334,344
Delta Air Lines Inc. 1 2	445,353	1,465,211
ExpressJet Holdings Inc. 1	24,071	240,951
FLYi Inc. 1 2	187,488	733,078
Frontier Airlines Inc. 1	94,783	727,933
Mesa Air Group Inc. 1	15,265	77,851
Northwest Airlines Corp. 1 2	309,485	2,540,872
Republic Airways Holdings Inc. 1	13,423	120,673
SkyWest Inc.	172,465	2,595,598

		14,508,756

APPAREL—0.86%
Cherokee Inc.	9,252	220,753
Gymboree Corp. 1	21,001	302,414
Hartmarx Corp. 1	94,394	700,403
Kellwood Co. 2	111,953	4,080,687

OshKosh B’Gosh Inc. Class A 2	13,604	274,801
Perry Ellis International Inc. 1	22,361	502,899
Phillips-Van Heusen Corp. 2	100,750	2,244,710
Russell Corp.	119,346	2,009,787
Skechers U.S.A. Inc. Class A 1 2	78,286	1,136,713
Steven Madden Ltd. 1	48,473	855,548
Stride Rite Corp.	162,718	1,667,859
Warnaco Group Inc. (The) 1 2	66,842	1,485,898
Wolverine World Wide Inc.	129,101	3,253,345

		18,735,817

AUTO MANUFACTURERS—0.06%
Wabash National Corp. 1	48,586	1,334,657

		1,334,657

AUTO PARTS & EQUIPMENT—1.72%
Aftermarket Technology Corp. 1	17,533	220,565
ArvinMeritor Inc. 2	287,628	5,393,025
Bandag Inc. 2	46,412	2,032,846
Collins & Aikman Corp. 1 2	158,410	662,154
Commercial Vehicle Group Inc. 1	7,615	120,622
Cooper Tire & Rubber Co.	273,373	5,513,933
Exide Technologies Inc. 1	82,573	1,308,782
Goodyear Tire & Rubber Co. (The) 1 2	631,199	6,779,077
Hayes Lemmerz International Inc. 1	157,248	1,597,640
Modine Manufacturing Co.	98,334	2,960,837
Standard Motor Products Inc. 2	52,603	794,831
Strattec Security Corp. 1	8,999	560,278
Superior Industries International Inc. 2	85,100	2,548,745
Tenneco Automotive Inc. 1	174,816	2,290,090
Tower Automotive Inc. 1 2	243,051	507,977
Visteon Corp. 2	537,291	4,292,955

		37,584,357

BANKS—11.50%
1st Source Corp.	49,068	1,258,104
ABC Bancorp	40,988	826,728
Alabama National Bancorp	54,113	3,239,745
AMCORE Financial Inc.	103,866	2,947,717
AmericanWest Bancorporation 1	42,925	809,566
BancFirst Corp.	13,472	863,825
Bancorp Bank (The) 1	21,052	428,408
BancorpSouth Inc. 2	320,242	7,362,364
BancTrust Financial Group Inc.	35,512	667,626
Bank of Granite Corp.	56,433	1,095,365
Banner Corp.	42,101	1,237,769
Boston Private Financial Holdings Inc. 2	100,516	2,508,879
Bryn Mawr Bank Corp. 2	20,289	407,403
Camden National Corp.	32,301	1,114,708
Capital City Bank Group Inc. 2	32,979	1,276,617
Capital Corporation of the West	19,490	838,070
Capitol Bancorp Ltd.	19,539	573,274
Cascade Bancorp	3,607	69,976
Cathay General Bancorp	52,597	1,956,082
Central Coast Bancorp 1 2	37,410	763,164
Central Pacific Financial Corp.	115,496	3,178,450
Century Bancorp Inc. Class A	14,234	451,929
Chemical Financial Corp.	99,264	3,625,121
Chittenden Corp. 2	191,010	5,205,023
Citizens Banking Corp. 2	179,700	5,852,829
City Bank	29,755	1,040,830
City Holding Co.	62,299	2,049,014
Columbia Bancorp	20,891	608,764
Columbia Banking System Inc.	58,365	1,388,503
Community Bank System Inc.	110,099	2,766,788

Community Banks Inc.	44,469	1,289,156
Community First Bankshares Inc.	77,958	2,499,333
Community Trust Bancorp Inc.	44,992	1,398,351
Corus Bankshares Inc.	64,459	2,780,117
CVB Financial Corp. 2	24,371	541,524
EuroBancshares Inc. 1	24,737	459,861
Farmers Capital Bank Corp.	24,988	857,088
Financial Institutions Inc.	33,573	752,371
First BanCorp (Puerto Rico)	9,537	460,637
First Bancorp Inc. (North Carolina)	31,051	1,047,040
First Busey Corp. Class A 2	29,017	554,515
First Charter Corp.	123,193	2,977,575
First Citizens BancShares Inc. Class A	25,108	2,962,744
First Commonwealth Financial Corp. 2	288,135	3,921,517
First Community Bancorp	53,786	2,205,226
First Community Bancshares Inc. 2	41,713	1,370,272
First Financial Bancorp 2	145,122	2,478,684
First Financial Bankshares Inc.	53,240	2,138,118
First Financial Corp.	56,407	1,772,308
First Indiana Corp.	49,440	993,744
First Merchants Corp.	77,069	1,899,828
First Midwest Bancorp Inc.	106,708	3,687,828
First National Bankshares of Florida 2	154,775	3,799,726
First Oak Brook Bancshares Inc. Class A	28,095	866,450
First of Long Island Corp.	14,270	609,044
First Republic Bank	52,008	2,392,368
First State Bancorp	31,928	1,006,690
FNB Corp. (Pennsylvania) 2	93,408	2,067,119
FNB Corp. (Virginia)	30,462	806,025
Frontier Financial Corp.	43,758	1,544,657
GB&T Bancshares Inc.	31,203	688,338
German American Bancorp	32,300	543,932
Glacier Bancorp Inc. 2	43,730	1,275,167
Gold Bancorp Inc.	93,933	1,267,156
Great Southern Bancorp Inc. 2	21,399	668,719
Greater Bay Bancorp 2	188,096	5,407,760
Hancock Holding Co.	115,814	3,681,727
Hanmi Financial Corp.	5,881	177,606
Heartland Financial USA Inc.	41,631	768,092
IBERIABANK Corp.	26,179	1,511,052
Independent Bank Corp. (Massachusetts)	29,110	899,790
Independent Bank Corp. (Michigan)	40,148	1,083,996
Integra Bank Corp.	63,595	1,380,011
Interchange Financial Services Corp. 2	46,014	1,102,956
Irwin Financial Corp. 2	73,078	1,886,874
K-Fed Bancorp 1	21,507	317,228
KNBT Bancorp Inc.	126,315	2,127,145
Lakeland Bancorp Inc. 2	71,319	1,172,484
Lakeland Financial Corp.	24,345	825,295
Macatawa Bank Corp. 2	34,771	975,327
Main Street Banks Inc. 2	35,803	1,095,572
MainSource Financial Group Inc.	39,147	802,514
MB Financial Inc. 2	47,666	1,889,480
MBT Financial Corp.	55,891	1,097,140
Mercantile Bank Corp.	10,336	360,106
Mid-State Bancshares	97,584	2,510,836
Midwest Banc Holdings Inc. 2	28,245	542,869
National Penn Bancshares Inc. 2	114,147	3,649,280
NBC Capital Corp.	28,603	732,809
NBT Bancorp Inc. 2	136,248	3,192,291
Oak Hill Financial Inc.	10,898	379,032
Old National Bancorp 2	274,389	6,815,823
Omega Financial Corp.	31,950	1,105,470
Oriental Financial Group Inc. 2	29,072	786,688
Origen Financial Inc. 2	34,132	251,212

Pacific Capital Bancorp 2	109,890	3,250,546
Park National Corp.	34,605	4,402,794
PennRock Financial Services Corp.	22,461	623,517
Peoples Bancorp Inc.	44,252	1,164,713
Peoples Holding Co.	37,510	1,220,951
Placer Sierra Bancshares 1	7,456	156,576
Prosperity Bancshares Inc. 2	69,103	1,846,432
Provident Bankshares Corp.	133,431	4,476,610
Republic Bancorp Inc.	266,529	4,104,547
Republic Bancorp Inc. Class A	33,753	783,070
Riggs National Corp.	65,996	1,465,111
Royal Bancshares of Pennsylvania Class A	18,103	439,360
S&T Bancorp Inc. 2	92,709	3,310,638
Sandy Spring Bancorp Inc. 2	45,903	1,501,028
Santander BanCorp	19,919	497,975
SCBT Financial Corp.	32,311	953,174
Seacoast Banking Corp. of Florida	24,628	526,054
Security Bank Corp. 2	19,316	676,060
Signature Bank 1	17,235	461,036
Silicon Valley Bancshares 1 2	21,412	795,884
Simmons First National Corp. Class A	61,293	1,567,875
Southern Community Financial Corp.	51,523	573,451
Southside Bancshares Inc.	39,210	798,316
Southwest Bancorp Inc.	44,960	991,368
Southwest Bancorp of Texas Inc.	15,066	303,429
State Bancorp Inc.	30,040	680,406
State Financial Services Corp. Class A	23,815	653,484
Sterling Bancorp	27,317	738,925
Sterling Bancshares Inc. 2	185,204	2,490,994
Sterling Financial Corp. (Pennsylvania)	62,835	1,686,491
Sun Bancorp Inc. (New Jersey) 1	40,748	893,604
Susquehanna Bancshares Inc.	190,907	4,696,312
SY Bancorp Inc. 2	17,591	397,029
Taylor Capital Group Inc.	16,275	390,600
Texas Capital Bancshares Inc. 1	21,355	387,593
Texas Regional Bancshares Inc. Class A	83,085	2,583,113
Tompkins Trustco Inc.	30,077	1,392,264
TriCo Bancshares	43,665	913,472
Trustmark Corp.	194,416	6,042,449
UMB Financial Corp.	62,857	2,996,393
Umpqua Holdings Corp. 2	181,475	4,094,076
Union Bankshares Corp.	36,141	1,126,154
United Bancshares Inc.	154,486	5,352,940
United Community Banks Inc. 2	40,678	987,255
Unizan Financial Corp.	90,685	2,503,813
USB Holding Co. Inc.	42,783	1,081,554
Virginia Financial Group Inc.	29,946	973,245
Washington Trust Bancorp Inc.	55,013	1,438,590
WesBanco Inc. 2	72,929	2,120,775
West Coast Bancorp	58,770	1,224,179
Westamerica Bancorp	51,209	2,810,862
Western Sierra Bancorp 1	21,645	720,562
Yardville National Bancorp	35,204	1,024,436

		250,816,419

BEVERAGES—0.14%
Boston Beer Co. Inc. Class A 1	8,364	210,773
Coca-Cola Bottling Co. Consolidated	6,589	355,938
Farmer Brothers Co.	28,104	751,220
National Beverage Corp.	19,196	155,104
Robert Mondavi Corp. (The) Class A 1 2	40,841	1,599,742

		3,072,777

BIOTECHNOLOGY—1.10%
Applera Corp. - Celera Genomics Group 1	303,876	3,552,310

Barrier Therapeutics Inc. 1	3,766	45,795
Bio-Rad Laboratories Inc. Class A 1	46,515	2,376,916
Cambrex Corp.	108,048	2,371,654
Cell Genesys Inc. 1	185,459	1,663,567
CuraGen Corp. 1 2	79,224	435,732
Cytokinetics Inc. 1	4,092	54,424
Enzon Pharmaceuticals Inc. 1 2	72,803	1,161,208
Human Genome Sciences Inc. 1	538,059	5,870,224
Incyte Corp. 1 2	127,276	1,225,668
Maxygen Inc. 1	93,433	924,052
Neose Technologies Inc. 1	6,961	52,207
Oscient Pharmaceuticals Corp. 1 2	253,809	901,022
Praecis Pharmaceuticals Inc. 1	219,263	482,379
Seattle Genetics Inc. 1	67,831	445,650
Serologicals Corp. 1 2	26,318	613,999
Transkaryotic Therapies Inc. 1 2	7,018	124,429
Vertex Pharmaceuticals Inc. 1 2	162,971	1,711,195

		24,012,431

BUILDING MATERIALS—1.38%
Aaon Inc. 1	5,288	92,011
Apogee Enterprises Inc.	114,249	1,477,240
Comfort Systems USA Inc. 1	160,157	1,057,036
Eagle Materials Inc. 2	68,463	4,881,412
ElkCorp.	8,929	247,869
Genlyte Group Inc. (The) 1	50,319	3,240,040
Lennox International Inc.	162,774	2,431,844
LSI Industries Inc.	81,609	851,998
NCI Building Systems Inc. 1	31,529	1,005,775
Texas Industries Inc. 2	87,825	4,517,718
U.S. Concrete Inc. 1	87,298	539,502
Universal Forest Products Inc.	60,962	2,084,900
USG Corp. 1 2	134,000	2,442,820
York International Corp.	166,220	5,250,890

		30,121,055

CHEMICALS—4.17%
Airgas Inc.	203,222	4,891,554
Albemarle Corp.	131,431	4,611,914
Arch Chemicals Inc. 2	96,329	2,745,376
Crompton Corp.	475,027	4,508,006
Cytec Industries Inc.	158,526	7,759,848
Ferro Corp.	173,802	3,790,622
FMC Corp. 1	148,488	7,212,062
Fuller (H.B.) Co.	116,873	3,202,320
Georgia Gulf Corp.	55,013	2,453,030
Grace (W.R.) & Co. 1	273,656	2,586,049
Great Lakes Chemical Corp. 2	206,774	5,293,414
Hercules Inc. 1	212,610	3,029,692
Kronos Worldwide Inc. 3	0	19
Millennium Chemicals Inc. 1 2	269,351	5,712,935
Minerals Technologies Inc.	81,621	4,804,212
NewMarket Corp. 1	57,292	1,196,257
NL Industries Inc. 2	21,080	385,975
Octel Corp.	51,928	1,102,951
Olin Corp. 2	174,642	3,492,840
OM Group Inc. 1	117,504	4,295,946
OMNOVA Solutions Inc. 1	97,241	586,363
PolyOne Corp. 1 2	379,081	2,850,689
Quaker Chemical Corp. 2	23,949	578,368
Schulman (A.) Inc. 2	124,802	2,750,636
Sensient Technologies Corp. 2	194,110	4,200,540
Spartech Corp. 2	104,418	2,620,892
Stepan Co.	21,576	513,293
Terra Industries Inc. 1 2	162,608	1,408,185

Valhi Inc. 2	42,258	635,138
Wellman Inc. 2	133,043	1,128,205
Westlake Chemical Corp. 1	22,362	498,673

		90,846,004

COMMERCIAL SERVICES—3.04%
ABM Industries Inc.	155,522	3,133,768
Albany Molecular Research Inc. 1 2	83,416	800,794
Alderwoods Group Inc. 1	166,362	1,635,338
Banta Corp.	17,701	703,615
Bowne & Co. Inc.	73,834	959,104
CDI Corp.	7,388	151,454
Central Parking Corp. 2	76,774	1,014,952
Century Business Services Inc. 1	263,384	1,182,594
Chemed Corp.	50,210	2,798,705
Clark Inc. 1	58,876	797,181
Consolidated Graphics Inc. 1	14,581	610,944
Cornell Companies Inc. 1	55,694	690,606
Corrections Corp. of America 1	70,857	2,505,504
Cross Country Healthcare Inc. 1 2	82,062	1,271,961
Dollar Thrifty Automotive Group Inc. 1	104,423	2,540,612
Electro Rent Corp.	75,184	830,031
Exponent Inc. 1	24,841	684,370
First Advantage Corp. Class A 1	1,883	30,241
First Health Group Corp. 1	120,107	1,932,522
Forrester Research Inc. 1	8,098	123,414
FTI Consulting Inc. 1 2	148,876	2,813,756
Geo Group Inc. (The) 1	34,448	704,462
Healthcare Services Group Inc. 2	5,843	104,940
Hooper Holmes Inc.	174,975	783,888
Hudson Highland Group Inc. 1 2	6,499	189,706
Insurance Auto Auctions Inc. 1	36,164	620,213
Integrated Electrical Services Inc. 1	85,202	409,822
Interactive Data Corp. 1 2	131,736	2,479,272
Jackson Hewitt Tax Service Inc.	50,677	1,025,196
Kelly Services Inc. Class A 2	69,351	1,852,365
Landauer Inc.	13,229	620,837
Magellan Health Services Inc. 1 2	87,298	3,191,615
MAXIMUS Inc. 1	77,174	2,223,383
Medical Staffing Network Holdings Inc. 1 2	50,228	308,400
MemberWorks Inc. 1 2	24,458	641,778
Midas Inc. 1 2	27,146	439,765
Monro Muffler Brake Inc. 1	2,193	47,917
MPS Group Inc. 1	310,629	2,612,390
National Processing Inc. 1	10,416	276,232
NCO Group Inc. 1 2	111,940	3,016,783
PAREXEL International Corp. 1 2	29,924	586,510
PRG-Schultz International Inc. 1 2	153,213	879,443
Princeton Review Inc. (The) 1	15,938	119,535
ProxyMed Inc. 1 2	10,989	109,560
QC Holdings Inc. 1	1,520	24,214
Quanta Services Inc. 1 2	148,124	896,150
Rent-Way Inc. 1 2	34,754	238,065
SOURCECORP Inc. 1	67,047	1,484,421
Spherion Corp. 1	251,969	1,970,398
Stewart Enterprises Inc. Class A 1	444,606	3,090,012
TeleTech Holdings Inc. 1 2	44,124	416,531
United Rentals Inc. 1 2	179,607	2,853,955
Valassis Communications Inc. 1 2	90,035	2,663,235
Volt Information Sciences Inc. 1	33,062	951,194
Watson Wyatt & Co. Holdings 2	44,007	1,157,384

		66,201,037

COMPUTERS—2.31%
ActivCard Corp. 1	176,234	1,082,077

Advanced Digital Information Corp. 1	155,347	1,351,519
Agilysys Inc. 2	119,737	2,070,253
BISYS Group Inc. (The) 1 2	499,189	7,293,151
Brocade Communications Systems Inc. 1	198,269	1,120,220
Catapult Communications Corp. 1	18,865	355,417
CIBER Inc. 1 2	78,826	592,772
Compucom Systems Inc. 1	103,917	475,940
Digimarc Corp. 1	29,925	270,522
DigitalNet Holdings Inc. 1	1,784	53,904
Electronics For Imaging Inc. 1 2	73,593	1,195,150
Equinix Inc. 1	6,167	189,759
Gateway Inc. 1	663,043	3,282,063
Hutchinson Technology Inc. 1 2	107,949	2,885,477
iGATE Corp. 1	19,067	70,167
Imation Corp. 2	141,791	5,046,342
InFocus Corp. 1	164,414	1,506,032
Intergraph Corp. 1	34,369	933,806
Internap Network Services Corp. 1	273,877	183,498
Iomega Corp. 1	78,375	364,444
Komag Inc. 1	100,383	1,395,324
McDATA Corp. Class A 1 2	489,624	2,462,809
MTS Systems Corp.	81,284	1,727,285
NetScout Systems Inc. 1	16,360	87,199
Overland Storage Inc. 1	12,802	179,100
PalmOne Inc. 1 2	173,574	5,283,593
PEC Solutions Inc. 1	41,954	491,701
Perot Systems Corp. Class A 1 2	233,909	3,756,579
Quantum Corp. 1 2	418,530	966,804
RadiSys Corp. 1 2	13,913	194,086
Silicon Graphics Inc. 1 2	1,047,499	1,497,924
SimpleTech Inc. 1 2	36,743	134,479
Sykes Enterprises Inc. 1	67,137	308,159
TALX Corp. 2	41,613	960,844
Tier Technologies Inc. Class B 1	68,561	661,614

		50,430,013

COSMETICS & PERSONAL CARE—0.10%
Chattem Inc. 1 2	17,491	564,085
Revlon Inc. Class A 1 2	605,973	1,527,052

		2,091,137

DISTRIBUTION & WHOLESALE—0.75%
Advanced Marketing Services Inc. 2	52,985	571,708
Aviall Inc. 1	98,195	2,003,178
Brightpoint Inc. 1	73,895	1,270,994
Building Materials Holdings Corp.	55,601	1,530,140
Handleman Co.	99,586	2,037,530
LKQ Corp. 1	31,064	567,539
United Stationers Inc. 1 2	131,057	5,687,874
Watsco Inc.	92,150	2,767,264

		16,436,227

DIVERSIFIED FINANCIAL SERVICES—1.45%
Advanta Corp. Class B	81,811	1,979,008
Archipelago Holdings Inc. 1	30,139	446,359
Asta Funding Inc.	6,455	104,506
BKF Capital Group Inc.	10,648	311,986
Capital Southwest Corp.	4,483	340,708
Capital Trust Inc. Class A	40,594	1,181,285
CharterMac	182,092	4,004,203
Cohen & Steers Inc.	3,258	50,304
Collegiate Funding Services LLC 1	8,555	107,451
CompuCredit Corp. 1	77,872	1,449,977
Credit Acceptance Corp. 1	34,265	648,979
Federal Agricultural Mortgage Corp. 1 2	33,020	732,714

Financial Federal Corp. 1 2	71,427	2,677,084
Gabelli Asset Management Inc. Class A 2	12,490	535,196
Greenhill & Co. Inc.	8,313	196,187
Investment Technology Group Inc. 1 2	181,438	2,776,001
Knight Trading Group Inc. 1 2	481,472	4,443,987
LaBranche & Co. Inc. 1 2	220,874	1,866,385
Marlin Business Services Corp. 1	3,052	57,256
Metris Companies Inc. 1 2	134,343	1,313,875
New Century Financial Corp. 2	22,531	1,356,817
Piper Jaffray Companies Inc. 1 2	73,711	2,918,218
Sanders Morris Harris Group Inc. 2	49,186	593,183
Stifel Financial Corp. 1	29,790	583,884
SWS Group Inc.	63,148	1,015,420

		31,690,973

ELECTRIC—3.00%
Aquila Inc. 1	899,045	2,805,020
Avista Corp.	200,425	3,627,692
Black Hills Corp. 2	133,256	3,701,852
Calpine Corp. 1 2	1,840,572	5,337,659
Central Vermont Public Service Corp.	50,544	1,016,440
CH Energy Group Inc. 2	64,636	2,960,329
Cleco Corp. 2	197,211	3,399,918
CMS Energy Corp. 1 2	678,206	6,456,521
Duquesne Light Holdings Inc. 2	288,990	5,190,260
El Paso Electric Co. 1	197,067	3,166,867
Empire District Electric Co. (The) 2	104,957	2,156,866
IDACORP Inc. 2	155,631	4,522,637
MGE Energy Inc.	72,509	2,307,236
Otter Tail Corp.	107,113	2,731,381
PNM Resources Inc.	250,440	5,637,404
Sierra Pacific Resources Corp. 1 2	486,550	4,354,622
UIL Holdings Corp. 2	50,247	2,471,650
UniSource Energy Corp. 2	142,209	3,462,789

		65,307,143

ELECTRICAL COMPONENTS & EQUIPMENT—0.72%
Artesyn Technologies Inc. 1 2	61,529	614,059
Belden CDT Inc. 2	152,111	3,316,020
C&D Technologies Inc.	106,117	2,018,345
Capstone Turbine Corp. 1	72,699	111,229
EnerSys 1	17,432	224,001
General Cable Corp. 1 2	151,885	1,616,056
GrafTech International Ltd. 1 2	331,652	4,626,545
Littelfuse Inc. 1	9,748	336,598
Magnetek Inc. 1 2	97,680	729,670
Powell Industries Inc. 1	28,504	480,292
Power-One Inc. 1	135,426	877,560
Rayovac Corp. 1 2	7,255	191,169
Valence Technology Inc. 1 2	146,008	502,268
Wilson Greatbatch Technologies Inc. 1	7,563	135,302

		15,779,114

ELECTRONICS—2.08%
Analogic Corp. 2	18,315	763,552
Benchmark Electronics Inc. 1	81,764	2,436,567
Brady Corp. Class A	35,955	1,753,525
Checkpoint Systems Inc. 1	155,463	2,420,559
Coherent Inc. 1 2	69,094	1,792,298
CTS Corp. 2	85,089	1,072,121
Cubic Corp. 2	65,006	1,488,637
DDi Corp. 1	52,600	266,682
Electro Scientific Industries Inc. 1 2	116,263	2,017,163
FEI Co. 1	12,445	245,913
FSI International Inc. 1	10,373	43,359

KEMET Corp. 1 2	358,430	2,899,699
Merix Corp. 1 2	40,928	424,014
Methode Electronics Inc. 2	148,180	1,895,222
Molecular Devices Corp. 1 2	13,185	310,770
OSI Systems Inc. 1 2	20,185	324,978
Park Electrochemical Corp.	71,815	1,522,478
Paxar Corp. 1	118,907	2,696,811
Planar Systems Inc. 1 2	49,212	551,667
Plexus Corp. 1 2	102,111	1,127,305
Rofin-Sinar Technologies Inc. 1	62,017	1,822,059
SBS Technologies Inc. 1	33,767	411,957
Stoneridge Inc. 1	64,960	915,936
Sypris Solutions Inc.	25,253	344,703
Technitrol Inc. 1 2	141,944	2,767,908
Thomas & Betts Corp. 2	242,841	6,512,996
Watts Water Technologies Inc. Class A 2	99,211	2,663,815
Woodhead Industries Inc.	46,655	643,839
Woodward Governor Co.	40,174	2,711,343
Zygo Corp. 1	42,142	426,898

		45,274,774

ENERGY - ALTERNATE SOURCES—0.02%
KFx Inc. 1 2	46,275	356,780

		356,780

ENERGY & RELATED—0.02%
Edge Petroleum Corp. 1	10,245	163,613
Syntroleum Corp. 1 2	51,018	358,146

		521,759

ENGINEERING & CONSTRUCTION—0.88%
Dycom Industries Inc. 1	46,569	1,322,094
EMCOR Group Inc. 1 2	61,794	2,324,690
Granite Construction Inc.	137,832	3,294,185
Infrasource Services Inc. 1	24,143	253,501
Insituform Technologies Inc. Class A 1 2	75,336	1,406,523
Perini Corp. 1	22,236	317,085
Shaw Group Inc. (The) 1 2	261,769	3,141,228
URS Corp. 1	129,282	3,449,244
Washington Group International Inc. 1	104,603	3,621,356

		19,129,906

ENTERTAINMENT—0.96%
AMC Entertainment Inc. 1	129,995	2,488,104
Argosy Gaming Co. 1	48,097	1,885,402
Carmike Cinemas Inc.	32,015	1,127,248
Churchill Downs Inc.	31,798	1,244,892
Dover Downs Gaming & Entertainment Inc.	27,264	280,547
Dover Motorsports Inc.	66,648	285,920
Empire Resorts Inc. 1 2	14,521	108,907
Gaylord Entertainment Co. 1 2	125,214	3,881,634
Isle of Capri Casinos Inc. 1	30,151	584,025
Magna Entertainment Corp. Class A 1 2	158,081	861,541
Nevada Gold & Casinos Inc. 1	15,308	184,002
Pinnacle Entertainment Inc. 1 2	148,385	2,047,713
Six Flags Inc. 1 2	387,486	2,107,924
Speedway Motorsports Inc. 2	27,633	921,008
Steinway Musical Instruments Inc. 1	28,116	764,755
Sunterra Corp. 1 2	76,696	730,913
Vail Resorts Inc. 1	82,011	1,481,939

		20,986,474

ENVIRONMENTAL CONTROL—0.27%
Calgon Carbon Corp.	141,740	1,023,363
IMCO Recycling Inc. 1	29,860	340,404

Ionics Inc. 1 2	76,873	2,075,571
Layne Christensen Co. 1 2	19,963	300,842
Metal Management Inc. 1	73,177	1,330,358
Tetra Tech Inc. 1 2	40,482	512,907
TRC Companies Inc. 1	16,548	310,606

		5,894,051

FOOD—1.74%
American Italian Pasta Co. Class A 2	66,240	1,732,176
Arden Group Inc. Class A	3,526	299,710
Cal-Maine Foods Inc. 2	27,764	304,571
Chiquita Brands International Inc. 1	169,697	2,954,425
Corn Products International Inc.	146,440	6,750,884
Flowers Foods Inc.	147,369	3,809,489
Great Atlantic & Pacific Tea Co. 1 2	68,293	416,587
Hain Celestial Group Inc. 1 2	107,294	1,896,958
Ingles Markets Inc. Class A	41,609	501,805
J&J Snack Foods Corp. 1	25,330	1,086,150
Lance Inc.	100,956	1,630,439
M&F Worldwide Corp. 1	41,593	541,125
MGP Ingredients Inc. 2	2,834	28,113
Nash Finch Co.	51,162	1,609,045
Pathmark Stores Inc. 1	125,442	608,394
Performance Food Group Co. 1 2	76,462	1,812,149
Ralcorp Holdings Inc.	120,147	4,337,307
Ruddick Corp.	136,716	2,685,102
Sanderson Farms Inc.	19,512	652,676
Sanfilippo (John B.) & Son Inc. 1	26,591	696,684
Seaboard Corp.	1,458	854,315
Weis Markets Inc.	46,842	1,587,007
Winn-Dixie Stores Inc. 2	341,712	1,055,890

		37,851,001

FOREST PRODUCTS & PAPER—1.06%
Buckeye Technologies Inc. 1	122,405	1,364,816
Caraustar Industries Inc. 1 2	118,530	1,987,748
Deltic Timber Corp. 2	33,544	1,334,716
Glatfelter Co.	119,748	1,483,678
Longview Fibre Co.	211,495	3,225,299
Pope & Talbot Inc. 2	65,594	1,154,454
Potlatch Corp.	119,490	5,593,327
Rock-Tenn Co. Class A	122,018	1,920,563
Schweitzer-Mauduit International Inc.	62,479	2,024,320
Wausau-Mosinee Paper Corp. 2	177,891	2,961,885

		23,050,806

GAS—2.95%
Atmos Energy Corp.	255,174	6,427,833
Cascade Natural Gas Corp.	46,883	995,326
Energen Corp.	147,903	7,624,400
EnergySouth Inc.	28,556	778,151
Laclede Group Inc. (The)	85,740	2,506,180
New Jersey Resources Corp.	113,465	4,697,451
Nicor Inc. 2	175,335	6,434,794
Northwest Natural Gas Co.	113,223	3,592,566
NUI Corp.	66,747	890,405
Peoples Energy Corp. 2	153,112	6,381,708
Piedmont Natural Gas Co. 2	156,281	6,866,987
South Jersey Industries Inc.	56,131	2,680,255
Southern Union Co. 1 2	261,627	5,363,354
Southwest Gas Corp.	144,469	3,460,033
WGL Holdings Inc. 2	199,060	5,625,436

		64,324,879

HAND & MACHINE TOOLS—0.41%
Kennametal Inc.	145,203	6,555,915
Milacron Inc. 1 2	112,261	350,254
Regal-Beloit Corp. 2	88,231	2,134,308

		9,040,477

HEALTH CARE—0.11%
Flanders Corp. 1	16,415	141,005
LeCroy Corp. 1	32,193	537,945
MedCath Corp. 1 2	24,896	393,855
Microtek Medical Holdings Inc. 1 2	135,084	426,865
Res-Care Inc. 1	72,068	854,006

		2,353,676

HEALTH CARE-PRODUCTS—1.23%
Animas Corp. 1	3,033	48,831
Bioveris Corp. 1	21,885	135,906
Cardiac Science Inc. 1	117,097	224,826
CONMED Corp. 1	123,123	3,238,135
Datascope Corp.	48,455	1,807,371
DJ Orthopedics Inc. 1	6,384	112,678
E-Z-Em Inc.	25,066	449,935
Haemonetics Corp. 1	31,472	1,033,540
Hanger Orthopedic Group Inc. 1 2	89,457	448,180
Hologic Inc. 1 2	61,104	1,177,474
Immunicon Corp. 1	2,773	27,730
Intuitive Surgical Inc. 1	15,273	378,007
Invacare Corp.	106,431	4,895,826
Inverness Medical Innovations Inc. 1 2	23,807	495,186
Mentor Corp.	18,838	634,464
Ocular Sciences Inc. 1	15,973	766,225
Quidel Corp. 1 2	11,705	53,024
Sola International Inc. 1	132,268	2,519,705
Steris Corp. 1	41,423	908,821
Sybron Dental Specialties Inc. 1	49,512	1,470,011
TECHNE Corp. 1	34,519	1,317,935
Viasys Healthcare Inc. 1 2	128,478	2,149,437
Vital Sign Inc.	23,277	744,398
West Pharmaceutical Services Inc.	64,142	1,337,361
Zoll Medical Corp. 1	13,881	463,487

		26,838,493

HEALTH CARE-SERVICES—0.83%
Alliance Imaging Inc. 1	50,789	379,394
American Medical Security Group Inc. 1	44,798	1,433,088
AMERIGROUP Corp. 1	18,501	1,040,681
Beverly Enterprises Inc. 1 2	39,174	296,547
Genesis HealthCare Corp. 1	82,081	2,496,083
Gentiva Health Services Inc. 1	9,973	163,258
Kindred Healthcare Inc. 1 2	109,610	2,674,484
Matria Healthcare Inc. 1	10,861	307,475
Molina Healthcare Inc. 1	4,358	154,709
National Healthcare Corp.	5,505	156,892
OCA Inc. 1 2	175,358	831,197
Option Care Inc.	16,468	254,760
Pediatrix Medical Group Inc. 1	6,513	357,238
Province Healthcare Co. 1	188,724	3,948,106
RehabCare Group Inc. 1 2	51,532	1,186,782
Specialty Laboratories Inc. 1	13,797	144,868
Sunrise Senior Living Inc. 1 2	63,737	2,238,443

		18,064,005

HOLDING COMPANIES - DIVERSIFIED—0.12%
Resource America Inc. Class A	33,271	784,863
Terremark Worldwide Inc. 1 2	303,754	194,403
Walter Industries Inc.	97,937	1,568,951

		2,548,217

HOME BUILDERS—0.74%
Beazer Homes USA Inc. 2	55,695	5,953,239
Brookfield Homes Corp.	15,713	414,038
Coachmen Industries Inc.	58,940	930,073
Dominion Homes Inc. 1	17,030	405,655
M/I Homes Inc.	50,123	2,127,220
Meritage Homes Corp. 1	4,899	385,061
Orleans Homebuilders Inc. 1 2	6,675	150,321
Palm Harbor Homes Inc. 1 2	22,590	380,641
Skyline Corp. 2	27,888	1,116,914
Technical Olympic USA Inc. 2	34,658	978,742
WCI Communities Inc. 1 2	140,353	3,270,225

		16,112,129

HOME FURNISHINGS—0.68%
American Woodmark Corp. 2	35,464	1,313,055
Applica Inc. 1	82,558	333,534
Bassett Furniture Industries Inc.	43,334	818,146
Ethan Allen Interiors Inc. 2	73,312	2,547,592
Furniture Brands International Inc. 2	180,272	4,521,222
Hooker Furniture Corp.	20,538	567,465
Kimball International Inc. Class B	90,059	1,250,019
La-Z-Boy Inc. 2	218,969	3,323,949
Stanley Furniture Co. Inc.	4,667	205,348

		14,880,330

HOUSEHOLD PRODUCTS & WARES—0.85%
American Greetings Corp. Class A 2	262,370	6,590,734
Blyth Inc.	87,673	2,709,096
Central Garden & Pet Co. 1 2	69,729	2,135,102
CSS Industries Inc.	29,091	900,076
Ennis Inc.	68,220	1,461,272
Harland (John H.) Co.	13,203	413,914
Jarden Corp. 1 2	11,096	404,893
Playtex Products Inc. 1 2	55,369	348,825
Russ Berrie & Co. Inc. 2	33,799	681,050
Standard Register Co. (The) 2	43,795	459,847
Tupperware Corp.	50,194	852,294
Water Pik Technologies Inc. 1	41,584	619,602
WD-40 Co. 2	33,564	959,930

		18,536,635

HOUSEWARES—0.08%
Libbey Inc.	53,761	1,005,331
National Presto Industries Inc.	19,262	805,537

		1,810,868

INSURANCE—4.04%
21st Century Insurance Group 2	92,391	1,233,420
Affirmative Insurance Holdings Inc. 1	18,548	292,687
Alfa Corp.	137,232	1,915,759
American Equity Investment Life Holding Co.	70,935	673,173
American Physicians Capital Inc. 1	35,658	1,091,848
AmerUs Group Co. 2	158,937	6,516,417
Argonaut Group Inc. 1	97,371	1,817,917
Baldwin & Lyons Inc. Class B	33,575	847,433
Bristol West Holdings Inc.	13,384	229,402
Ceres Group Inc. 1	126,227	687,937
Citizens Inc. 1 2	121,149	723,260
CNA Surety Corp. 1 2	65,601	695,371
Commerce Group Inc.	99,897	4,835,015
Crawford & Co. Class B	52,766	353,532
Delphi Financial Group Inc. Class A	101,059	4,059,540

Donegal Group Inc. Class A	25,874	496,781
EMC Insurance Group Inc.	9,569	201,045
Enstar Group Inc. 1 2	13,178	653,102
FBL Financial Group Inc. Class A	51,619	1,351,902
FPIC Insurance Group Inc. 1 2	33,538	866,957
Great American Financial Resources Inc.	30,638	468,455
Harleysville Group Inc. 2	53,992	1,115,475
Hilb, Rogal & Hobbs Co. 2	29,612	1,072,547
Horace Mann Educators Corp.	176,910	3,110,078
Independence Holding Co. 2	15,380	271,765
Infinity Property & Casualty Corp.	78,230	2,310,132
Kansas City Life Insurance Co.	15,241	648,809
LandAmerica Financial Group Inc. 2	76,112	3,463,096
Midland Co. (The)	37,889	1,036,264
National Western Life Insurance Co. Class A 1	9,103	1,482,879
Navigators Group Inc. (The) 1	35,778	1,046,149
NYMAGIC Inc.	13,655	298,908
Ohio Casualty Corp. 1 2	254,591	5,328,590
Penn-America Group Inc.	40,736	554,417
Philadelphia Consolidated Holding Corp. 1	61,477	3,388,612
Phoenix Companies Inc. 2	392,004	4,084,682
PMA Capital Corp. Class A 1 2	113,032	853,392
Presidential Life Corp.	88,992	1,528,883
ProAssurance Corp. 1 2	109,046	3,818,791
RLI Corp. 2	80,713	3,030,773
Safety Insurance Group Inc. 2	42,067	935,149
Selective Insurance Group Inc. 2	107,979	4,016,819
State Auto Financial Corp. 2	28,132	814,421
Stewart Information Services Corp.	70,425	2,774,745
Triad Guaranty Inc. 1	38,770	2,150,960
U.S.I. Holdings Corp. 1 2	18,996	259,295
UICI	156,451	5,122,206
United Fire & Casualty Co. 2	29,956	1,717,377
Universal American Financial Corp. 1	109,730	1,418,809
Vesta Insurance Group	39,097	175,546
Zenith National Insurance Corp.	3,446	145,800

		87,986,322

INTERNET—0.90%
Agile Software Corp. 1	80,319	636,930
Alloy Inc. 1 2	138,219	523,850
Ariba Inc. 1	187,992	1,755,845
AsiaInfo Holdings Inc. 1	86,941	424,272
Blue Nile Inc. 1 2	6,753	227,441
DoubleClick Inc. 1 2	110,093	650,650
E.piphany Inc. 1	285,489	1,150,521
EarthLink Inc. 1	54,564	562,009
HomeStore Inc. 1 2	472,983	1,092,591
Internet Capital Group Inc. 1	148,757	960,970
Internet Security Systems Inc. 1 2	112,334	1,909,678
Interwoven Inc. 1	167,997	1,216,298
Keynote Systems Inc. 1	28,631	405,415
Neoforma Inc. 1 2	32,043	298,320
NetBank Inc. 2	193,503	1,936,965
NetRatings Inc. 1 2	17,414	310,492
PC-Tel Inc. 1	18,544	153,173
Priceline.com Inc. 1 2	32,468	719,816
Redback Networks Inc. 1 2	129,477	675,870
Safeguard Scientifics Inc. 1	292,428	546,840
SonicWALL Inc. 1	106,022	716,709
Stellent Inc. 1	29,718	229,126
TriZetto Group Inc. (The) 1	15,287	89,123
Verity Inc. 1	108,676	1,399,747
Vignette Corp. 1	522,922	695,486
WatchGuard Technologies Inc. 1	59,581	278,839
webMethods Inc. 1	28,426	151,226

		19,718,202

INVESTMENT COMPANIES—0.31%
Apollo Investment Corp.	258,238	3,654,068
Gladstone Capital Corp. 2	32,042	727,674
MCG Capital Corp. 2	131,481	2,282,510

		6,664,252

IRON & STEEL—0.81%
AK Steel Holding Corp. 1	205,977	1,680,772
Carpenter Technology Corp.	94,649	4,518,543
Cleveland-Cliffs Inc. 1 2	19,045	1,540,169
Gibraltar Steel Corp.	41,246	1,491,455
Oregon Steel Mills Inc. 1	110,257	1,833,574
Reliance Steel & Aluminum Co.	29,804	1,183,219
Ryerson Tull Inc.	45,395	779,432
Schnitzer Steel Industries Inc. Class A 2	75,129	2,430,423
Steel Dynamics Inc. 2	15,413	595,250
Steel Technologies Inc. 2	41,973	1,075,222
Wheeling-Pittsburgh Corp. 1	15,858	496,514

		17,624,573

LEISURE TIME—0.51%
Arctic Cat Inc.	49,624	1,287,743
Callaway Golf Co. 2	278,881	2,947,772
K2 Inc. 1 2	150,272	2,150,392
Life Time Fitness Inc. 1	18,122	465,011
Nautilus Group Inc. (The) 2	118,470	2,676,237
Navigant International Inc. 1 2	58,358	952,986
Pegasus Solutions Inc. 1	55,951	666,936

		11,147,077

LODGING—0.75%
Ameristar Casinos Inc.	16,704	505,296
Aztar Corp. 1 2	142,358	3,772,487
Boca Resorts Inc. Class A 1	90,524	1,681,031
La Quinta Corp. 1	778,872	6,075,202
Lakes Gaming Inc. 1	63,280	663,174
Marcus Corp.	81,978	1,596,112
MTR Gaming Group Inc. 1	23,323	217,370
Prime Hospitality Corp. 1	157,621	1,918,248

		16,428,920

MACHINERY—2.18%
Albany International Corp. Class A	108,721	3,240,973
Applied Industrial Technologies Inc.	71,190	2,544,331
Astec Industries Inc. 1	42,631	815,105
Bucyrus International Inc. Class A 1	6,219	208,958
Cascade Corp.	44,219	1,227,519
Flowserve Corp. 1	223,050	5,393,349
Gardner Denver Inc. 1	81,178	2,238,077
Global Power Equipment Group Inc. 1	112,853	836,241
Gorman-Rupp Co. (The)	37,892	771,481
IDEX Corp. 2	99,806	3,389,412
JLG Industries Inc. 2	123,604	2,076,547
Joy Global Inc. 2	104,878	3,605,706
Kadant Inc. 1	34,189	627,710
Lindsay Manufacturing Co. 2	5,832	156,473
NACCO Industries Inc.	19,511	1,680,873
Robbins & Myers Inc. 2	45,429	999,438
Sauer-Danfoss Inc.	34,992	597,663
Stewart & Stevenson Services Inc.	119,982	2,120,082
Tecumseh Products Co. Class A 2	67,408	2,822,373
Tennant Co.	28,532	1,156,402

Terex Corp. 1	150,862	6,547,411
Thomas Industries Inc. 2	60,571	1,901,929
Unova Inc. 1 2	181,976	2,556,763

		47,514,816

MANUFACTURING—1.75%
Ameron International Corp.	34,177	1,124,423
Applied Films Corp. 1 2	32,805	590,818
AptarGroup Inc.	150,004	6,595,676
Barnes Group Inc. 2	61,985	1,702,728
Blount International Inc. 1	9,475	124,122
Ceradyne Inc. 1 2	21,948	963,737
EnPro Industries Inc. 1	86,305	2,083,403
ESCO Technologies Inc. 1	21,269	1,441,187
Federal Signal Corp. 2	200,389	3,723,228
Griffon Corp. 1 2	94,199	1,987,599
Jacuzzi Brands Inc. 1	285,217	2,652,518
Lancaster Colony Corp.	99,003	4,174,462
Myers Industries Inc.	101,488	1,111,294
Quixote Corp.	3,763	72,551
Smith (A.O.) Corp. 2	71,117	1,731,699
Standex International Corp.	50,560	1,238,720
Sturm Ruger & Co. Inc.	4,534	40,851
Tredegar Corp. 2	115,677	2,105,321
Trinity Industries Inc. 2	148,077	4,615,560

		38,079,897

MEDIA—1.49%
4Kids Entertainment Inc. 1 2	54,492	1,100,738
Charter Communications Inc. Class A 1 2	1,121,979	2,984,464
Courier Corp.	16,333	680,759
Crown Media Holdings Inc. 1 2	26,370	220,189
Cumulus Media Inc. Class A 1	87,856	1,264,248
Emmis Communications Corp. 1	107,764	1,946,218
Entravision Communications Corp. 1	94,130	716,329
Fisher Communications Inc. 1 2	6,794	326,112
Gray Television Inc.	185,597	2,208,604
Hollinger International Inc.	78,529	1,357,766
Information Holdings Inc. 1	7,601	206,975
Insight Communications Co. Inc. 1 2	92,481	813,833
Journal Communications Inc. Class A	48,070	843,148
Journal Register Co. 1	72,388	1,368,133
Liberty Corp.	64,167	2,549,997
Lin TV Corp. Class A 1 2	111,015	2,162,572
LodgeNet Entertainment Corp. 1	11,904	157,133
Martha Stewart Living Omnimedia Inc. Class A 1 2	28,342	444,969
Mediacom Communications Corp. 1	137,142	895,537
Paxson Communications Corp. 1 2	56,184	75,848
Primedia Inc. 1	547,626	1,286,921
Pulitzer Inc. 2	33,676	1,663,594
Readers Digest Association Inc. (The)	133,145	1,942,586
Regent Communications Inc. 1	78,646	445,136
Scholastic Corp. 1	125,699	3,882,842
Sinclair Broadcast Group Inc. Class A	67,595	493,443
Value Line Inc.	5,602	207,274
Young Broadcasting Inc. Class A 1	29,440	320,013

		32,565,381

METAL FABRICATE & HARDWARE—1.02%
CIRCOR International Inc.	63,799	1,244,080
Commercial Metals Co. 2	120,458	4,784,592
Kaydon Corp. 2	68,931	1,983,145
Lawson Products Inc.	20,610	844,392
Metals USA Inc. 1	83,855	1,487,588
Mueller Industries Inc. 2	99,707	4,282,416

NN Inc.	68,626	785,768
NS Group Inc. 1	76,458	1,414,473
Penn Engineering & Manufacturing Corp.	42,614	793,473
Quanex Corp.	66,329	3,401,351
Valmont Industries Inc.	59,756	1,247,108

		22,268,386

MINING—0.77%
AMCOL International Corp.	76,639	1,465,338
Brush Engineered Materials Inc. 1	78,844	1,632,859
Compass Minerals International Inc.	62,796	1,394,071
Hecla Mining Co. 1 2	249,038	1,852,843
Owens & Minor Inc. 2	97,012	2,464,105
RTI International Metals Inc. 1 2	88,567	1,715,543
Stillwater Mining Co. 1	133,423	2,068,056
Titanium Metals Corp. 1	27,029	634,100
USEC Inc. 2	347,292	3,601,418

		16,828,333

OFFICE & BUSINESS EQUIPMENT—0.01%
CompX International Inc. 1	6,593	105,488

		105,488

OFFICE FURNISHINGS—0.07%
Interface Inc. Class A 1 2	184,762	1,481,791

		1,481,791

OIL & GAS—3.71%
Berry Petroleum Co. Class A 2	55,007	2,020,407
Cabot Oil & Gas Corp. 2	85,107	3,821,304
Callon Petroleum Co. 1 2	22,678	287,557
Cimarex Energy Co. 1	171,737	6,000,491
Clayton Williams Energy Inc. 1	3,609	77,341
Comstock Resources Inc. 1	17,798	372,334
Encore Acquisition Co. 1 2	90,905	3,136,222
Energy Partners Ltd. 1 2	100,354	1,633,763
Forest Oil Corp. 1 2	201,164	6,059,060
Giant Industries Inc. 1	44,279	1,075,980
Harvest Natural Resources Inc. 1	148,691	2,468,271
Helmerich & Payne Inc.	91,587	2,627,631
Holly Corp. 2	84,548	2,155,974
Houston Exploration Co. 1	51,914	3,081,096
Magnum Hunter Resources Inc. 1	135,338	1,561,801
McMoRan Exploration Co. 1 2	25,571	333,190
Meridian Resource Corp. (The) 1 2	225,560	1,991,695
Parker Drilling Co. 1	391,180	1,435,631
PetroCorp Inc. Escrow 4	19,086	0
Plains Exploration & Production Co. 1	257,610	6,146,575
Range Resources Corp. 2	149,165	2,608,896
Remington Oil & Gas Corp. 1	12,633	331,616
Southwestern Energy Co. 1	113,327	4,758,601
Spinnaker Exploration Co. 1	56,213	1,969,704
St. Mary Land & Exploration Co. 2	118,418	4,714,221
Stone Energy Corp. 1	72,379	3,167,305
Swift Energy Co. 1 2	114,718	2,748,643
Tesoro Petroleum Corp. 1	271,758	8,025,014
TODCO Class A 1	49,853	864,950
Vintage Petroleum Inc.	210,847	4,231,699
Whiting Petroleum Corp. 1 2	37,588	1,142,675

		80,849,647

OIL & GAS SERVICES—1.57%
Dril-Quip Inc. 1	26,565	592,399
Global Industries Ltd. 1	338,067	2,089,254
Gulf Island Fabrication Inc.	5,278	117,699

Hanover Compressor Co. 1 2	318,336	4,281,619
Hornbeck Offshore Services Inc. 1	16,563	273,289
Hydril Company LP 1	21,922	941,550
Key Energy Services Inc. 1	541,320	5,981,586
Lone Star Technologies Inc. 1	25,049	946,852
Lufkin Industries Inc.	28,095	1,045,696
Matrix Service Co. 1	33,007	168,996
Newpark Resources Inc. 1 2	143,620	861,720
Oceaneering International Inc. 1	103,910	3,828,044
Oil States International Inc. 1	84,234	1,575,176
RPC Inc.	35,813	640,336
Seacor Holdings Inc. 1 2	75,206	3,515,880
Superior Energy Services Inc. 1	102,552	1,324,972
Universal Compression Holdings Inc. 1	70,935	2,416,755
Veritas DGC Inc. 1	94,166	2,145,101
W-H Energy Services Inc. 1	73,836	1,532,097

		34,279,021

PACKAGING & CONTAINERS—0.39%
Anchor Glass Container Corp.	20,539	168,625
Chesapeake Corp.	81,052	1,946,869
Crown Holdings Inc. 1	309,095	3,186,769
Greif Inc. Class A	53,214	2,242,970
Silgan Holdings Inc.	20,610	954,243

		8,499,476

PHARMACEUTICALS—0.86%
Abgenix Inc. 1 2	185,658	1,830,588
Accelrys Inc. 1	101,949	664,707
Alpharma Inc. Class A	163,285	2,986,483
AtheroGenics Inc. 1 2	72,163	2,377,771
Caraco Pharmaceutical Laboratories Ltd. 1	3,167	24,386
Cubist Pharmaceuticals Inc. 1 2	35,227	348,043
First Horizon Pharmaceutical Corp. 1 2	7,911	158,299
Guilford Pharmaceuticals Inc. 1 2	77,201	386,005
Indevus Pharmaceuticals Inc. 1 2	15,171	107,562
Medarex Inc. 1 2	211,892	1,563,763
Nature’s Sunshine Products Inc.	32,627	494,952
NitroMed Inc. 1 2	7,562	180,278
Omega Protein Corp. 1	24,975	192,307
Perrigo Co.	186,109	3,824,540
Renovis Inc. 1	2,138	17,125
Valeant Pharmaceuticals International 2	85,291	2,057,219
Vicuron Pharmaceuticals Inc. 1	100,690	1,478,129

		18,692,157

PIPELINES—0.02%
TransMontaigne Inc. 1	89,703	522,071

		522,071

REAL ESTATE—0.56%
Avatar Holdings Inc. 1 2	19,330	820,558
Bluegreen Corp. 1	46,928	522,309
CB Richard Ellis Group Inc. Class A 1	31,907	737,052
Jones Lang LaSalle Inc. 1	101,545	3,352,000
LNR Property Corp. 2	67,828	4,199,231
Tarragon Corp. 1 2	28,056	365,009
Trammell Crow Co. 1	136,073	2,139,068

		12,135,227

REAL ESTATE INVESTMENT TRUSTS—11.76%
Acadia Realty Trust	101,907	1,503,128
Affordable Residential Communities Inc.	102,562	1,497,405
Alexandria Real Estate Equities Inc.	70,282	4,618,933
American Campus Communities Inc. 1	34,741	644,793

American Financial Realty Trust	454,701	6,415,831
American Home Mortgage Investment Corp.	82,178	2,296,875
AMLI Residential Properties Trust 2	104,925	3,205,459
Anthracite Capital Inc.	220,162	2,448,201
Anworth Mortgage Asset Corp.	184,595	2,100,691
Arbor Realty Trust Inc.	28,949	642,668
Ashford Hospitality Trust Inc.	82,782	778,151
Bedford Property Investors Inc.	60,297	1,829,411
BioMed Realty Trust Inc.	92,520	1,627,427
Brandywine Realty Trust	189,861	5,407,241
Burnham Pacific Properties Inc.	1,448	181
Capital Automotive REIT 2	129,606	4,052,780
Capital Lease Funding Inc.	94,631	1,044,726
Capstead Mortgage Corp. 2	68,369	851,194
CarrAmerica Realty Corp.	225,411	7,370,940
Cedar Shopping Centers Inc.	68,773	959,383
Colonial Properties Trust 2	78,522	3,158,155
Commercial Net Lease Realty Inc. 2	215,088	3,918,903
Cornerstone Realty Income Trust Inc. 2	208,604	2,035,975
Corporate Office Properties Trust	140,890	3,609,602
Correctional Properties Trust	45,632	1,245,754
Cousins Properties Inc.	91,605	3,142,968
CRT Properties Inc.	111,067	2,382,387
EastGroup Properties Inc.	86,750	2,880,100
Entertainment Properties Trust	97,072	3,669,322
Equity Inns Inc.	189,520	1,872,458
Equity One Inc.	58,495	1,147,672
Essex Property Trust Inc. 2	73,958	5,313,882
Extra Space Storage Inc.	60,681	773,683
FelCor Lodging Trust Inc. 1 2	204,074	2,308,077
First Industrial Realty Trust Inc. 2	168,195	6,206,395
Gables Residential Trust 2	121,392	4,145,537
Getty Realty Corp. 2	63,709	1,670,450
Glenborough Realty Trust Inc.	116,014	2,409,611
Glimcher Realty Trust 2	91,808	2,230,934
Global Signal Inc. 1	27,361	626,567
Government Properties Trust Inc.	79,783	757,938
Gramercy Capital Corp. 1	22,702	354,151
Healthcare Realty Trust Inc.	195,125	7,617,680
Heritage Property Investment Trust Inc. 2	112,577	3,283,871
Highland Hospitality Corp.	143,731	1,638,533
Highwoods Properties Inc.	222,349	5,472,009
Home Properties Inc.	133,910	5,297,480
HomeBanc Corp. 1	109,301	983,709
Impac Mortgage Holdings Inc. 2	273,841	7,202,018
Innkeepers USA Trust	135,908	1,690,696
Investors Real Estate Trust	171,332	1,715,033
Kilroy Realty Corp.	116,441	4,428,251
Kite Realty Group Trust	49,187	646,809
Kramont Realty Trust	99,524	1,851,146
LaSalle Hotel Properties	114,921	3,171,820
Lexington Corporate Properties Trust	200,419	4,351,096
LTC Properties Inc. 2	61,666	1,103,205
Luminent Mortgage Capital Inc.	152,392	1,932,331
Maguire Properties Inc.	141,407	3,437,604
Manufactured Home Communities Inc.	36,330	1,207,609
Meristar Hospitality Corp. 1 2	363,059	1,978,672
MFA Mortgage Investments Inc.	314,798	2,899,290
Mid-America Apartment Communities Inc.	73,693	2,870,342
Mission West Properties Inc.	73,424	759,938
National Health Investors Inc.	94,539	2,688,689
Nationwide Health Properties Inc. 2	275,631	5,719,343
Newcastle Investment Corp. 2	140,943	4,326,950
Novastar Financial Inc. 2	91,460	3,987,656
Omega Healthcare Investors Inc.	191,640	2,062,046

Parkway Properties Inc.	45,336	2,105,857
Pennsylvania Real Estate Investment Trust	129,254	4,996,960
Post Properties Inc. 2	159,664	4,773,954
Prentiss Properties Trust 2	181,185	6,522,660
Price Legacy Corp.	91,463	1,733,224
PS Business Parks Inc.	65,168	2,596,945
RAIT Investment Trust	105,690	2,890,621
Ramco-Gershenson Properties Trust 2	59,277	1,605,221
Realty Income Corp. 2	162,267	7,306,883
Redwood Trust Inc. 2	68,633	4,284,072
Saul Centers Inc.	46,652	1,533,918
Saxon Capital Inc. 1	20,038	430,817
Senior Housing Properties Trust	222,497	3,964,897
Sovran Self Storage Inc.	61,532	2,410,824
Strategic Hotel Capital Inc.	61,599	832,818
Summit Properties Inc. 2	116,500	3,151,325
Sun Communities Inc.	66,182	2,593,673
Tanger Factory Outlet Centers Inc.	38,641	1,730,344
Taubman Centers Inc.	109,276	2,822,599
U.S. Restaurant Properties Inc. 2	93,756	1,583,539
Universal Health Realty Income Trust	48,815	1,479,094
Urstadt Biddle Properties Inc. Class A	87,438	1,332,555
Washington Real Estate Investment Trust	108,063	3,274,309
Winston Hotels Inc.	96,831	1,036,092

		256,472,966

RETAIL—4.79%
Asbury Automotive Group Inc. 1	47,239	637,726
Blair Corp.	34,009	958,374
Bob Evans Farms Inc.	146,053	3,966,799
Bombay Co. Inc. (The) 1 2	68,603	502,860
Bon-Ton Stores Inc. (The)	12,810	156,154
Brown Shoe Co. Inc.	75,519	1,892,506
Buckle Inc. (The)	31,784	873,106
Burlington Coat Factory Warehouse Corp.	76,457	1,623,182
California Pizza Kitchen Inc. 1 2	14,979	327,291
Casey’s General Store Inc.	109,556	2,036,646
Cash America International Inc.	43,747	1,070,052
Cato Corp. Class A	81,414	1,811,461
CBRL Group Inc.	166,938	6,023,123
Charming Shoppes Inc. 1 2	479,269	3,412,395
Conn’s Inc. 1	5,625	78,637
CSK Auto Corp. 1	24,944	332,254
Dave & Buster’s Inc. 1 2	46,572	883,937
Deb Shops Inc.	17,483	426,585
Domino’s Pizza Inc. 1	26,261	386,037
Dress Barn Inc. 1	43,645	761,605
Electronics Boutique Holdings Corp. 1	9,466	322,791
Finish Line Inc. (The)	7,302	225,778
GameStop Corp. 1 2	49,394	914,283
Genesco Inc. 1 2	55,208	1,300,148
Goody’s Family Clothing Inc.	72,576	611,090
Group 1 Automotive Inc. 1	78,271	2,135,233
Hancock Fabrics Inc. 2	79,006	946,492
Haverty Furniture Companies Inc.	77,261	1,355,158
Hollywood Entertainment Corp. 1	145,630	1,437,368
IHOP Corp. 2	83,834	3,203,297
Insight Enterprises Inc. 1	138,898	2,339,042
Jack in the Box Inc. 1	151,236	4,798,718
Jo-Ann Stores Inc. 1	78,039	2,188,214
Kirkland’s Inc. 1	7,609	71,525
Landry’s Restaurants Inc. 2	89,046	2,430,065
Linens ‘n Things Inc. 1 2	154,169	3,572,096
Lithia Motors Inc. Class A	59,374	1,262,291
Lone Star Steakhouse & Saloon Inc.	66,149	1,708,629

Longs Drug Stores Corp. 2	123,491	2,988,482
MarineMax Inc. 1	44,773	1,008,288
Men’s Wearhouse Inc. (The) 1	119,732	3,478,215
Movado Group Inc.	63,416	1,078,072
Movie Gallery Inc. 2	93,326	1,636,005
Nu Skin Enterprises Inc. Class A 2	46,626	1,096,177
O’Charley’s Inc. 1 2	77,000	1,255,100
Pantry Inc. (The) 1	14,319	360,409
Papa John’s International Inc. 1 2	25,332	777,186
Payless ShoeSource Inc. 1 2	283,416	2,871,004
PC Connection Inc. 1	29,965	205,860
Pep Boys-Manny, Moe & Jack Inc.	13,637	190,918
Retail Ventures Inc. 1	32,681	246,415
Rush Enterprises Inc. Class B 1	3,621	42,329
Ryan’s Restaurant Group Inc. 1	174,053	2,582,947
School Specialty Inc. 1 2	64,448	2,539,896
Shoe Carnival Inc. 1	17,355	204,615
ShopKo Stores Inc. 1 2	122,173	2,127,032
Smart & Final Inc. 1	47,767	800,575
Sonic Automotive Inc. 2	114,533	2,296,387
Sports Authority Inc. (The) 1 2	54,463	1,263,542
Stage Stores Inc. 1	77,575	2,654,616
Steak n Shake Co. (The) 1	11,902	203,286
Systemax Inc. 1	41,550	235,173
TBC Corp. 1 2	82,630	1,845,954
Too Inc. 1	143,136	2,586,468
Trans World Entertainment Corp. 1	97,162	949,273
Triarc Companies Inc. Class B 2	31,416	360,342
United Auto Group Inc.	79,653	1,998,494
West Marine Inc. 1 2	5,617	120,091
Zale Corp. 1	193,551	5,438,783

		104,424,882

SAVINGS & LOANS—3.76%
Anchor BanCorp Wisconsin Inc.	81,380	2,107,742
Bank Mutual Corp.	328,138	3,937,653
BankAtlantic Bancorp Inc. Class A	157,836	2,891,556
BankUnited Financial Corp. Class A 1 2	110,266	3,214,254
Berkshire Hills Bancorp Inc.	20,775	767,636
Beverly Hills Bancorp Inc.	54,603	570,601
Brookline Bancorp Inc. 2	244,483	3,831,049
Citizens First Bancorp Inc.	35,729	896,441
Clifton Savings Bancorp Inc.	41,996	489,673
Commercial Capital Bancorp Inc. 2	58,598	1,329,589
Commercial Federal Corp.	166,348	4,488,069
Dime Community Bancshares	128,586	2,160,245
Downey Financial Corp.	79,487	4,368,606
Fidelity Bankshares Inc.	39,614	1,473,245
First Federal Capital Corp.	82,453	2,493,379
First Financial Holdings Inc.	5,310	165,991
First Niagara Financial Group Inc. 2	349,259	4,673,085
First Place Financial Corp.	56,988	1,139,760
FirstFed Financial Corp. 1	68,271	3,337,086
Flagstar Bancorp Inc.	24,045	511,678
Flushing Financial Corp.	70,324	1,336,859
Franklin Bank Corp. (Texas) 1	43,890	748,325
Harbor Florida Bancshares Inc.	69,079	2,148,357
Horizon Financial Corp.	43,705	839,573
Hudson River Bancorp Inc.	126,192	2,395,124
ITLA Capital Corp. 1	22,353	1,032,709
MAF Bancorp Inc. 2	112,749	4,862,864
NASB Financial Inc.	591	23,297
Northwest Bancorp Inc.	78,710	1,784,356
OceanFirst Financial Corp.	39,079	948,057
Partners Trust Financial Group Inc.	129,173	1,338,232

PennFed Financial Services Inc.	18,745	570,035
PFF Bancorp Inc.	39,920	1,527,738
Provident Bancorp Inc.	35,732	419,494
Provident Financial Holdings Inc.	20,473	593,717
Provident Financial Services Inc.	312,222	5,385,830
Sterling Financial Corp. (Washington) 1 2	93,576	3,297,618
TierOne Corp.	75,656	1,744,627
United Community Financial Corp. 2	112,207	1,275,794
Waypoint Financial Corp.	123,383	3,401,669
Westfield Financial Inc.	11,956	282,162
WSFS Financial Corp.	24,972	1,248,600

		82,052,375

SEMICONDUCTORS—0.85%
Actel Corp. 1	15,260	231,952
Alliance Semiconductor Corp. 1	83,226	287,962
Axcelis Technologies Inc. 1	83,112	688,167
Cohu Inc.	89,118	1,317,164
Credence Systems Corp. 1	20,717	149,162
DuPont Photomasks Inc. 1 2	29,036	494,773
Emulex Corp. 1 2	253,238	2,917,302
Entegris Inc. 1	20,104	167,667
ESS Technology Inc. 1	15,965	109,360
Exar Corp. 1 2	117,586	1,665,018
Genesis Microchip Inc. 1 2	63,829	861,692
Integrated Device Technology Inc. 1	88,528	843,672
Integrated Silicon Solution Inc. 1 2	125,568	912,879
IXYS Corp. 1	5,422	38,930
Lattice Semiconductor Corp. 1	248,948	1,222,335
Microtune Inc. 1	33,818	178,559
MKS Instruments Inc. 1	22,520	345,006
Monolithic System Technology Inc. 1	6,636	28,800
ON Semiconductor Corp. 1	25,679	80,375
Pericom Semiconductor Corp. 1	35,110	339,163
Photronics Inc. 1 2	91,493	1,520,614
Rudolph Technologies Inc. 1	4,307	72,099
SiRF Technology Holdings Inc. 1	6,860	97,618
Skyworks Solutions Inc. 1	63,617	604,362
Standard Microsystems Corp. 1	40,555	710,118
Supertex Inc. 1	2,184	42,435
TriQuint Semiconductor Inc. 1 2	233,198	909,472
Ultratech Inc. 1 2	12,691	198,868
Veeco Instruments Inc. 1 2	9,947	208,589
Zoran Corp. 1 2	81,105	1,274,971

		18,519,084

SOFTWARE—1.40%
Allscripts Healthcare Solutions Inc. 1	43,368	390,312
ANSYS Inc. 1	7,628	379,340
Ascential Software Corp. 1 2	180,753	2,434,743
Atari Inc. 1	14,865	23,338
Borland Software Corp. 1	190,774	1,592,963
Captaris Inc. 1	44,099	187,862
CCC Information Services Group Inc. 1	3,647	64,515
CSG Systems International Inc. 1 2	69,077	1,064,477
Digi International Inc. 1	20,658	236,121
eFunds Corp. 1	198,243	3,685,337
EPIQ Systems Inc. 1 2	57,070	889,151
InterCept Inc. 1	68,987	1,292,127
InterVideo Inc. 1	3,634	43,608
JDA Software Group Inc. 1	94,997	1,027,868
Keane Inc. 1 2	82,204	1,262,653
Lawson Software Inc. 1	197,167	1,104,135
ManTech International Corp. Class A 1	25,446	476,349
Manugistics Group Inc. 1	126,910	302,046

MapInfo Corp. 1	67,519	729,205
Midway Games Inc. 1 2	21,829	216,544
MRO Software Inc. 1	68,980	689,800
MSC.Software Corp. 1 2	67,132	539,741
NDCHealth Corp. 2	107,355	1,723,048
NetIQ Corp. 1	237,158	2,537,591
Parametric Technology Corp. 1	518,221	2,736,207
Pegasystems Inc. 1	5,737	40,044
Pinnacle Systems Inc. 1	134,301	560,035
PLATO Learning Inc. 1	34,738	307,084
Progress Software Corp. 1	8,237	163,916
ScanSoft Inc. 1	73,156	298,476
SPSS Inc. 1	4,261	56,799
SYNNEX Corp. 1	27,093	479,546
Take-Two Interactive Software Inc. 1 2	31,886	1,047,455
THQ Inc. 1 2	87,100	1,694,966
Ulticom Inc. 1	12,119	178,998

		30,456,400

STORAGE & WAREHOUSING—0.03%
Mobile Mini Inc. 1 2	28,303	701,914

		701,914

TELECOMMUNICATIONS—2.11%
Adaptec Inc. 1	451,881	3,434,296
Aeroflex Inc. 1	14,537	153,656
AirGate PCS Inc. 1	31,507	617,537
Alaska Communications Systems Group Inc. 1	40,819	228,586
Anaren Inc. 1	31,460	423,452
Anixter International Inc. 2	62,480	2,192,423
Arch Wireless Inc. Class A 1	73,334	2,106,886
Arris Group Inc. 1	74,958	391,281
Audiovox Corp. Class A 1	32,854	553,261
Black Box Corp. 2	66,838	2,469,664
Boston Communications Group Inc. 1	31,559	276,772
C-COR Inc. 1	69,020	583,219
Centennial Communications Corp. 1	50,059	294,347
Cincinnati Bell Inc. 1	1,016,432	3,547,348
Commonwealth Telephone Enterprises Inc. 1 2	43,107	1,877,310
CommScope Inc. 1 2	84,210	1,818,936
Comtech Telecommunications Corp. 1	15,190	411,649
Corvis Corp. 1 2	1,489,928	1,191,942
CT Communications Inc. 2	78,811	1,086,804
D&E Communications Inc.	54,813	630,350
Dobson Communications Corp. Class A 1 2	183,258	243,733
Eagle Broadband Inc. 1 2	801,296	576,933
EMS Technologies Inc. 1	10,246	176,744
Enterasys Networks Inc. 1	382,595	612,152
Extreme Networks Inc. 1	121,001	538,454
Finisar Corp. 1 2	32,164	41,813
General Communication Inc. Class A 1	189,391	1,713,989
Golden Telecom Inc. 2	24,418	696,646
Hypercom Corp. 1	67,988	501,751
Inet Technologies Inc. 1	12,867	161,867
Infonet Services Corp. Class B 1	262,330	430,221
ITC DeltaCom Inc. 1	22,329	98,471
MasTec Inc. 1 2	96,976	509,124
MRV Communications Inc. 1 2	403,791	1,009,478
Network Equipment Technologies Inc. 1 2	23,691	156,598
Newport Corp. 1	93,748	1,075,290
Oplink Communications Inc. 1 2	195,329	349,639
Optical Communication Products Inc. 1	33,001	68,972
Powerwave Technologies Inc. 1	232,505	1,432,231
Price Communications Corp. 1	165,982	2,531,226
Primus Telecommunications Group Inc. 1 2	284,031	417,526

REMEC Inc. 1 2	106,114	499,797
SafeNet Inc. 1	50,217	1,324,724
Shenandoah Telecommunications Co.	25,329	648,676
SureWest Communications 2	11,110	318,524
Sycamore Networks Inc. 1	722,628	2,731,534
Symmetricom Inc. 1	28,539	269,979
TALK America Holdings Inc. 1 2	110,342	577,089
Time Warner Telecom Inc. Class A 1	207,531	996,149
Triton PCS Holdings Inc. Class A 1	157,484	403,159
WilTel Communications Group Inc. Escrow 4	23,913	0
Zhone Technologies Inc. 1 2	226,357	694,916

		46,097,124

TEXTILES—0.24%
Angelica Corp.	37,401	930,537
G&K Services Inc. Class A	72,225	2,870,222
UniFirst Corp.	37,760	1,079,936
Weyco Group Inc. 2	11,228	415,436

		5,296,131

TOYS, GAMES & HOBBIES—0.30%
Action Performance Companies Inc. 2	64,743	655,847
Department 56 Inc. 1	55,465	904,080
Jakks Pacific Inc. 1 2	104,804	2,410,492
LeapFrog Enterprises Inc. 1 2	7,346	148,757
RC2 Corp. 1	31,023	1,020,657
Topps Co. (The) 2	136,665	1,336,584

		6,476,417

TRANSPORTATION—2.29%
Alexander & Baldwin Inc. 2	175,627	5,960,780
Arkansas Best Corp.	28,681	1,050,298
Central Freight Lines Inc. 1	2,840	17,068
Covenant Transport Inc. Class A 1	36,007	695,655
Florida East Coast Industries Inc.	83,639	3,140,644
Genesee & Wyoming Inc. Class A 1	68,086	1,723,938
GulfMark Offshore Inc. 1 2	27,988	457,044
Heartland Express Inc.	18,894	348,594
Hub Group Inc. Class A 1	6,891	256,690
Kansas City Southern Industries Inc. 1 2	129,953	1,971,387
Kirby Corp. 1 2	42,726	1,715,449
Laidlaw International Inc. 1 2	430,509	7,081,873
Landstar System Inc. 1	7,777	456,354
Marten Transport Ltd. 1 2	33,288	581,541
Offshore Logistics Inc. 1	83,589	2,877,133
Overnite Corp.	116,024	3,646,634
Overseas Shipholding Group Inc.	108,952	5,408,377
P.A.M. Transportation Services Inc. 1	26,376	505,364
Pacer International Inc. 1	33,198	544,447
Quality Distribution Inc. 1	16,855	102,984
RailAmerica Inc. 1	117,717	1,300,773
SCS Transportation Inc. 1	20,849	394,880
Seabulk International Inc. 1	23,467	242,883
Swift Transportation Co. Inc. 1	158,107	2,659,360
U.S. Xpress Enterprises Inc. Class A 1	14,471	268,292
USF Corp.	115,000	4,127,350
Werner Enterprises Inc.	124,384	2,401,855

		49,937,647

TRUCKING & LEASING—0.31%
AMERCO 1	22,899	868,330
GATX Corp. 2	200,876	5,355,354
Greenbrier Companies Inc. (The) 2	23,757	570,168

		6,793,852

WATER—0.35%
American States Water Co.	63,281	1,575,697
California Water Service Group 2	70,896	2,082,216
Connecticut Water Service Inc.	33,023	873,128
Middlesex Water Co. 2	38,933	697,679
PICO Holdings Inc. 1	32,948	627,000
SJW Corp.	26,994	891,342
Southwest Water Co. 2	68,945	844,576

		7,591,638
TOTAL COMMON STOCKS (Cost: $2,038,759,023)		2,175,738,622

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—24.58%

COMMERCIAL PAPER—5.96%
Alpine Securitization Corp.
1.77%, 10/18/04 5	3,021,643	3,019,118
1.88%, 10/01/04 5	3,433,686	3,433,686
Amsterdam Funding Corp.
1.72%, 10/14/04 5	2,575,264	2,573,665
1.73%, 10/18/04 5	858,421	857,720
1.78%, 10/26/04 5	1,545,159	1,543,249
1.78%, 10/27/04 5	858,421	857,318
1.78%, 10/28/04 5	2,575,264	2,571,826
Barton Capital Corp.
1.77%, 10/15/04 5	2,060,211	2,058,793
1.78%, 10/18/04 5	3,433,686	3,430,808
1.78%, 10/19/04 5	2,575,264	2,572,972
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 5	1,716,843	1,715,859
CRC Funding LLC
1.78%, 11/09/04 5	1,716,843	1,713,532
Delaware Funding Corp.
1.78%, 10/22/04 5	858,421	857,530
1.78%, 10/26/04 5	858,421	857,360
1.78%, 10/27/04 5	1,756,502	1,754,244
Edison Asset Securitization
1.45%, 11/09/04 5	3,433,686	3,428,292
1.59%, 12/02/04 5	3,433,686	3,424,284
Eureka Securitization Inc.
1.79%, 11/01/04 5	1,458,801	1,456,553
Falcon Asset Securitization Corp.
1.72%, 10/14/04 5	2,575,264	2,573,665
1.78%, 10/22/04 5	858,421	857,530
1.78%, 10/26/04 5	1,373,474	1,371,777
Ford Credit Auto Receivables
1.85%, 01/14/05 5	1,716,843	1,707,579
GIRO Funding US Corp.
1.55%, 10/15/04 5	2,251,639	2,250,282
1.78%, 10/27/04 5	1,603,325	1,601,264
Grampian Funding LLC
1.26%, 10/22/04 5	3,433,686	3,431,172
1.44%, 10/27/04 5	3,433,686	3,430,115
1.59%, 11/30/04 5	1,716,843	1,712,293
1.78%, 10/18/04 5	3,433,686	3,430,800
Jupiter Securitization Corp.
1.72%, 10/15/04 5	4,292,107	4,289,237
1.78%, 10/27/04 5	1,716,843	1,714,636

Liberty Street Funding Corp.
1.79%, 10/20/04 5	2,578,286	2,575,850
Nationwide Building Society
1.63%, 12/09/04 5	2,849,959	2,841,055
Park Avenue Receivables Corp.
1.78%, 10/25/04 5	1,716,843	1,714,806
1.78%, 10/28/04 5	2,094,548	2,091,753
Preferred Receivables Funding Corp.
1.72%, 10/14/04 5	6,867,372	6,863,106
1.77%, 10/06/04 5	3,433,686	3,432,842
1.78%, 10/15/04 5	1,716,843	1,715,654
1.78%, 10/19/04 5	858,421	857,657
1.80%, 10/28/04 5	2,582,578	2,579,092
Prudential Funding LLC
1.60%, 12/01/04 5	1,716,843	1,712,188
Ranger Funding Co. LLC
1.76%, 10/01/04 5	3,433,686	3,433,686
Scaldis Capital LLC
1.73%, 10/15/04 5	1,716,843	1,715,688
Sydney Capital Corp.
1.25%, 10/22/04 5	1,142,731	1,141,897
1.74%, 10/12/04 5	5,925,512	5,922,361
UBS Finance (Delaware)
1.11%, 12/17/04 5	5,150,529	5,138,300
1.88%, 10/01/04 5	18,885,272	18,885,272
WhistleJacket Capital LLC
1.26%, 10/20/04 5	850,524	849,958

		129,968,324

FLOATING RATE NOTES—6.31%
Bank of Nova Scotia
1.76%, 09/26/05 5	858,421	858,047
Beta Finance Inc.
1.63%, 05/04/05 5 6	2,060,211	2,059,969
1.69%, 10/12/04 5 6	1,716,843	1,716,838
1.80%, 03/15/05 5 6	1,716,843	1,717,471
1.89%, 09/23/05 5 6	3,090,317	3,089,108
1.89%, 09/27/05 5 6	2,746,949	2,745,862
2.04%, 10/27/05 5 6	3,262,001	3,265,841
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 5	5,150,529	5,148,931
CC USA Inc.
1.61%, 07/29/05 5 6	3,433,686	3,432,834
1.63%, 05/04/05 5 6	3,433,686	3,433,281
Den Danske Bank NY
1.68%, 08/12/05 5	3,433,686	3,432,797
1.77%, 08/26/05 5	3,433,686	3,432,757
Depfa Bank PLC
1.86%, 09/15/05 5	3,433,686	3,433,686
Dorada Finance Inc.
1.61%, 07/29/05 5 6	2,849,959	2,849,252
Five Finance Inc.
1.79%, 04/29/05 5 6	2,746,949	2,746,791
HBOS Treasury Services PLC
1.96%, 04/22/05 5	3,433,686	3,433,686
K2 USA LLC
1.61%, 07/25/05 5 6	1,716,843	1,716,563
1.70%, 06/10/05 5 6	3,433,686	3,433,396
1.70%, 09/12/05 5 6	3,433,686	3,433,038
1.79%, 10/20/05 5 6	3,433,686	3,433,809
Links Finance LLC
1.68%, 04/25/05 5	3,433,686	3,434,951
1.71%, 04/15/05 5 6	3,433,686	3,433,317
National City Bank (Ohio)
1.67%, 08/09/05 5	3,433,686	3,432,805

1.73%, 06/10/05 5	1,716,843	1,717,214
1.76%, 06/23/05 5	3,433,686	3,432,938
Nationwide Building Society
1.96%, 10/28/05 5 6	5,837,266	5,838,082
Norddeutsche Landesbank
1.59%, 07/27/05 5	3,433,686	3,432,696
Northern Rock PLC
1.56%, 01/13/05 5 6	3,262,001	3,262,001
Permanent Financing PLC
1.69%, 03/10/05 5	3,433,686	3,433,686
1.70%, 12/10/04 5	1,716,843	1,716,843
1.72%, 06/10/05 5	1,545,159	1,545,159
Sigma Finance Inc.
1.52%, 10/07/04 5	3,433,686	3,433,675
1.73%, 11/15/04 5	3,433,686	3,433,653
1.75%, 08/17/05 5	1,716,843	1,716,975
1.75%, 09/15/05 5	4,292,107	4,292,483
Tango Finance Corp.
1.66%, 04/07/05 5 6	1,260,163	1,260,098
1.66%, 05/17/05 5 6	2,849,959	2,849,870
1.70%, 02/25/05 5 6	1,922,864	1,922,710
1.72%, 01/18/05 5 6	1,510,822	1,510,776
1.81%, 07/25/05 5 6	3,433,686	3,433,406
WhistleJacket Capital LLC
1.72%, 07/15/05 5 6	2,575,264	2,574,853
1.72%, 09/15/05 5	2,575,264	2,574,772
1.84%, 06/15/05 5 6	1,716,843	1,716,566
White Pine Finance LLC
1.55%, 07/11/05 5	858,421	858,346
1.63%, 07/05/05 5	1,716,843	1,716,558
1.68%, 05/20/05 5	1,545,159	1,545,061
1.71%, 04/15/05 5 6	2,575,264	2,574,988
1.72%, 11/15/04 5 6	2,060,211	2,060,211
1.73%, 06/15/05 5 6	1,407,811	1,407,811
1.80%, 03/29/05 5	1,476,485	1,476,321
1.80%, 08/26/05 5 6	1,716,843	1,716,533

		137,569,315

MEDIUM-TERM NOTES—0.49%
CC USA Inc.
1.29%, 04/15/05 5 6	3,433,686	3,433,501
1.51%, 02/15/05 5 6	2,231,896	2,233,198
Dorada Finance Inc.
1.48%, 01/18/05 5 6	2,575,264	2,575,226
K2 USA LLC
1.46%, 01/12/05 5 6	1,716,843	1,716,795
WhistleJacket Capital LLC
1.32%, 02/04/05 5 6	858,421	858,362

		10,817,082

MONEY MARKET FUNDS—5.01%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 5 7	13,734,743	13,734,743
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5 7	53,931,659	53,931,659
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 5 7	37,770,544	37,770,544
BlackRock Temp Cash Money Market Fund 5	1,423,804	1,423,804
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 5	2,306,882	2,306,882

		109,167,632

REPURCHASE AGREEMENTS—3.01%

Banc of America Securities LLC
1.90%, 10/01/04 5 8	10,301,057	10,301,057
Bank of America N.A.
1.90%, 10/01/04 5 8	24,035,800	24,035,800
Goldman Sachs & Co.
1.90%, 10/01/04 5 8	22,318,958	22,318,958
Lehman Brothers Inc.
1.90%, 10/01/04 5 8	8,927,583	8,927,583

		65,583,398

TIME DEPOSITS—3.23%
Abbey National Treasury Services PLC
1.25%, 01/06/05 5	3,433,686	3,433,678
1.33%, 02/10/05 5	1,716,843	1,716,750
1.39%, 02/02/05 5	1,716,843	1,716,755
1.39%, 04/08/05 5	2,403,580	2,403,393
1.40%, 10/25/04 5	3,433,686	3,433,656
Bank of New York
1.39%, 11/01/04 5	3,433,686	3,433,657
1.60%, 12/03/04 5	858,421	858,346
Bank of Nova Scotia
1.13%, 10/06/04 5	3,433,686	3,433,686
1.24%, 10/07/04 5	2,575,264	2,575,260
1.42%, 10/29/04 5	2,575,264	2,575,279
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 5	2,575,264	2,575,259
1.38%, 11/22/04 5	858,421	858,431
1.40%, 10/29/04 5	3,433,686	3,433,679
HBOS Treasury Services PLC
1.24%, 04/01/05 5	2,197,559	2,197,449
National City Bank (Ohio)
1.25%, 01/06/05 5	3,433,686	3,433,731
Nordea Bank PLC
2.11%, 06/07/05 5	3,433,686	3,433,221
SunTrust Bank
1.88%, 10/01/04 5	13,734,743	13,734,743
Toronto-Dominion Bank
1.22%, 03/23/05 5	6,008,950	6,008,451
1.34%, 02/10/05 5	1,373,474	1,373,400
1.41%, 11/01/04 5	2,575,264	2,575,243
1.77%, 05/10/05 5	1,716,843	1,716,739
1.78%, 10/29/04 5	1,716,843	1,716,843
1.90%, 05/11/05 5	1,716,843	1,716,739

		70,354,388

U.S. GOVERNMENT AGENCY NOTES—0.57%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 5	2,403,580	2,407,712
1.80%, 01/18/05 5	1,596,664	1,587,962
1.80%, 01/19/05 5	1,716,843	1,707,400
2.06%, 05/31/05 5	1,711,795	1,688,091
Federal National Mortgage Association
2.33%, 07/22/05 5	5,150,529	5,052,733

		12,443,898

TOTAL SHORT-TERM INVESTMENTS (Cost: $535,904,037)		535,904,037

TOTAL INVESTMENTS IN SECURITIES—124.37% (Cost: $2,574,663,060)		2,711,642,659

Other Assets, Less Liabilities — (24.37%)		(531,306,452)

NET ASSETS — 100.00%		$2,180,336,207

1	Non-income earning security.
2	All or a portion of this security represents a security on loan. See Note 5.
3	Fractional share which rounds to less than 1 share.
4	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
5	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
6	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
8	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.

See notes to financial statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 10. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-CSR.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	December 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	December 3, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	December 3, 2004